UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-09253

                             Wells Fargo Funds Trust
               (Exact name of registrant as specified in charter)

                     525 Market St., San Francisco, CA 94105
               (Address of principal executive offices) (Zip code)

                                C. David Messman
                        Wells Fargo Funds Management, LLC
                     525 Market St., San Francisco, CA 94105
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 800-643-9691

Date of fiscal year end:          February 28, 2010

Date of reporting period:         February 28, 2010

ITEM 1.  REPORT TO SHAREHOLDERS
===============================


(WELLS FARGO ADVANTAGE FUNDS LOGO)

(GRAPHIC)
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                                   (GRAPHIC)

                                 Annual Report
                               February 28, 2010

WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS

-    WELLS FARGO ADVANTAGE DOW JONES TARGET TODAY FUND (SM)

-    WELLS FARGO ADVANTAGE DOW JONES TARGET 2010 FUND (SM)

-    WELLS FARGO ADVANTAGE DOW JONES TARGET 2015 FUND (SM)

-    WELLS FARGO ADVANTAGE DOW JONES TARGET 2020 FUND (SM)

-    WELLS FARGO ADVANTAGE DOW JONES TARGET 2025 FUND (SM)

-    WELLS FARGO ADVANTAGE DOW JONES TARGET 2030 FUND (SM)

-    WELLS FARGO ADVANTAGE DOW JONES TARGET 2035 FUND (SM)

-    WELLS FARGO ADVANTAGE DOW JONES TARGET 2040 FUND (SM)

-    WELLS FARGO ADVANTAGE DOW JONES TARGET 2045 FUND (SM)

-    WELLS FARGO ADVANTAGE DOW JONES TARGET 2050 FUND (SM)

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Contents

LETTER TO SHAREHOLDERS ...................................................     2
PERFORMANCE HIGHLIGHTS ...................................................     4
FUND EXPENSES ............................................................    17
PORTFOLIO OF INVESTMENTS
Target Today Fund ........................................................    21
Target 2010 Fund .........................................................    21
Target 2015 Fund .........................................................    22
Target 2020 Fund .........................................................    22
Target 2025 Fund .........................................................    23
Target 2030 Fund .........................................................    23
Target 2035 Fund .........................................................    24
Target 2040 Fund .........................................................    24
Target 2045 Fund .........................................................    25
Target 2050 Fund .........................................................    25
FINANCIAL STATEMENTS
Statements of Assets and Liabilities .....................................    26
Statements of Operations .................................................    30
Statements of Changes in Net Assets ......................................    32
Financial Highlights .....................................................    44
NOTES TO FINANCIAL STATEMENTS ............................................    56
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ..................    63
MASTER PORTFOLIOS
PORTFOLIO OF INVESTMENTS
Diversified Fixed Income Portfolio .......................................    64
Diversified Stock Portfolio ..............................................   112
Short-Term Investment Portfolio ..........................................   211
FINANCIAL STATEMENTS
Statements of Assets and Liabilities .....................................   218
Statements of Operations .................................................   219
Statements of Changes in Net Assets ......................................   220
Financial Highlights .....................................................   222
NOTES TO FINANCIAL STATEMENTS ............................................   223
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ..................   232
OTHER INFORMATION ........................................................   233
LIST OF ABBREVIATIONS ....................................................   237

The views expressed are as of February 28, 2010, and are those of the Fund managers. Any reference to a specific security in this report is not a recommendation to purchase or sell any specific security or adopt any investment strategy. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS.

             NOT FDIC INSURED - NO BANK GUAARANTEE - MAY LOSE VALUE

(GRAPHIC)

WELLS FARGO INVESTMENT HISTORY

1971 INTRODUCED ONE OF THE FIRST INSTITUTIONAL INDEX FUNDS.

1978 ONE OF THE FIRST FIRMS TO APPLY ASSET ALLOCATION THEORY TO INVESTMENT
     PORTFOLIO MANAGEMENT.

1985 ONE OF THE FIRST FIRMS TO CREATE A THREE-WAY ASSET ALLOCATION FUND THAT
     "TILTS" INVESTMENTS TOWARD PORTIONS OF THE MARKET THAT OUR PROPRIETARY MODELS INDICATE WILL PERFORM BETTER.

1994 INTRODUCED TARGET DATE FUNDS THAT AUTOMATICALLY REALLOCATE THE ASSET MIX
     OVER SPECIFIC TIME HORIZONS.

1997 WELLS FARGO LAUNCHED THE WEALTHBUILDER PORTFOLIOS, A UNIQUE "FUND OF FUNDS"
     THAT USES FLEXIBLE ASSET ALLOCATION STRATEGIES TO SHIFT ASSETS.

1999 REORGANIZED THE NORWEST ADVANTAGE FUNDS(R) AND STAGECOACH FUNDS(R) INTO THE
     WELLS FARGO FUNDS(R).

2003 EXPANDED FIXED-INCOME, SMALL CAP, AND EMERGING MARKETS LINEUP FROM
     MONTGOMERY ASSET MANAGEMENT, LLC.

2004 ADDED ADDITIONAL LARGE CAP AND MID CAP FUNDS TO THE LINEUP BY ADOPTING THE
     COOKE & BIELER VALUE FUNDS.

2005 WELLS FARGO FUNDS MERGED WITH STRONG FUNDS TO BECOME WELLS FARGO ADVANTAGE
     FUNDS, FORMING A FUND FAMILY OF MORE THAN 100 FUNDS AND PLACING IT AMONG THE TOP 20 MUTUAL FUND FAMILIES IN THE UNITED STATES.

2006 ENHANCED AND RENAMED THE WELLS FARGO ADVANTAGE OUTLOOK FUNDS(SM) TO THE
     WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS(SM), WHICH SEEK TO REPLICATE RETURNS OF THE APPROPRIATE DOW JONES TARGET DATE INDEXES, THE FIRST LIFE CYCLE INDEXES IN THE INVESTMENT INDUSTRY.

WELLS FARGO ADVANTAGE FUNDS(R)

WELLS FARGO ADVANTAGE FUNDS skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of our investors is backed by our unique combination of qualifications.

STRENGTH

Our organization is built on the standards of integrity and service established by our parent company--Wells Fargo & Company--more than 150 years ago. Our diverse family of mutual funds covers a broad spectrum of investment styles and asset classes. And, because we're part of a widely diversified financial enterprise, we offer the scale and resources to help investors succeed, providing access to complementary solutions such as separately managed accounts, college investing plans, and retirement plans.

EXPERTISE

Our approach to investing is guided by the belief that agile, independent investment teams--each with its own distinct strengths and disciplines--provide a superior level of insight and expertise. Each team is free to concentrate on managing money through well-defined philosophies and processes that have proven to be consistent and repeatable over time.

PARTNERSHIP

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

FOR 529 PLANS, AN INVESTOR'S OR A DESIGNATED BENEFICIARY'S HOME STATE MAY OFFER STATE TAX OR OTHER BENEFITS THAT ARE ONLY AVAILABLE FOR INVESTMENTS IN THAT STATE'S QUALIFIED TUITION PROGRAM. PLEASE CONSIDER THIS BEFORE INVESTING.

CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES BEFORE INVESTING. FOR A CURRENT PROSPECTUS FOR WELLS FARGO ADVANTAGE FUNDS OR A CURRENT PROGRAM DESCRIPTION FOR CERTAIN 529 COLLEGE SAVINGS PLANS, CONTAINING THIS AND OTHER INFORMATION, VISIT www.wellsfargo.com/advantagefunds. READ IT CAREFULLY BEFORE INVESTING.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for WELLS FARGO ADVANTAGE FUNDS, Wells Fargo Managed Account Services, and certain 529 college savings plans. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds and shares in the 529 plans are distributed by WELLS FARGO FUNDS DISTRIBUTOR, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

             NOT FDIC INSURED - NO BANK GUAARANTEE - MAY LOSE VALUE

NOT PART OF THE ANNUAL REPORT.

WELLS FARGO ADVANTAGE FUNDS OFFERS MORE THAN 100 MUTUAL FUNDS ACROSS A WIDE RANGE OF ASSET CLASSES, REPRESENTING OVER $170 BILLION IN ASSETS UNDER MANAGEMENT, AS OF FEBRUARY 28, 2010.

EQUITY FUNDS
Asia Pacific Fund
C&B Large Cap Value Fund
C&B Mid Cap Value Fund
Capital Growth Fund
Common Stock Fund
Discovery Fund+
Diversified Equity Fund
Diversified International Fund
Diversified Small Cap Fund
Emerging Growth Fund
Emerging Markets Equity Fund
Endeavor Select Fund+
Enterprise Fund+
Equity Income Fund
Equity Value Fund
Growth Fund
Growth Equity Fund
Index Fund
International Core Fund
International Value Fund
Large Cap Appreciation Fund
Large Cap Growth Fund
Large Company Core Fund
Large Company Growth Fund
Large Company Value Fund
Mid Cap Disciplined Fund
Mid Cap Growth Fund
Opportunity Fund+
Small Cap Disciplined Fund
Small Cap Growth Fund
Small Cap Opportunities Fund
Small Cap Value Fund
Small Company Growth Fund
Small Company Value Fund
Small/Mid Cap Value Fund
Social Sustainability Fund+
Specialized Financial Services Fund
Specialized Technology Fund
U.S. Value Fund

BOND FUNDS
California Limited-Term Tax-Free Fund
California Tax-Free Fund
Colorado Tax-Free Fund
Diversified Bond Fund
Government Securities Fund(1)
High Income Fund
Income Plus Fund
Inflation-Protected Bond Fund
Intermediate Tax/AMT-Free Fund
Minnesota Tax-Free Fund
Municipal Bond Fund
Short Duration Government Bond Fund(1)
Short-Term Bond Fund
Short-Term High Yield Bond Fund
Short-Term Municipal Bond Fund
Stable Income Fund
Strategic Income Fund
Total Return Bond Fund
Ultra Short-Term Income Fund
Ultra Short-Term Municipal Income Fund
Wisconsin Tax-Free Fund

ASSET ALLOCATION FUNDS
Aggressive Allocation Fund
Conservative Allocation Fund
Growth Balanced Fund
Index Asset Allocation Fund
Moderate Balanced Fund
WealthBuilder Conservative Allocation Portfolio+
WealthBuilder Equity Portfolio+
WealthBuilder Growth Allocation Portfolio+
WealthBuilder Growth Balanced Portfolio+
WealthBuilder Moderate Balanced Portfolio+
WealthBuilder Tactical Equity Portfolio+
Target Today Fund(2)+
Target 2010 Fund(2)+
Target 2015 Fund(2)+
Target 2020 Fund(2)+
Target 2025 Fund(2)+
Target 2030 Fund(2)+
Target 2035 Fund(2)+
Target 2040 Fund(2)+
Target 2045 Fund(2)+
Target 2050 Fund(2)+

MONEY MARKET FUNDS
100% Treasury Money Market Fund(1)
California Municipal Money Market Fund
California Municipal Money Market Trust
Cash Investment Money Market Fund
Government Money Market Fund(1)
Heritage Money Market Fund+
Minnesota Money Market Fund
Money Market Fund
Money Market Trust
Municipal Money Market Fund
National Tax-Free Money Market Fund
National Tax-Free Money Market Trust
Overland Express Sweep Fund+
Prime Investment Money Market Fund
Treasury Plus Money Market Fund(1)

VARIABLE TRUST FUNDS(3)
VT Asset Allocation Fund
VT C&B Large Cap Value Fund
VT Discovery Fund+
VT Equity Income Fund
VT International Core Fund
VT Large Company Core Fund
VT Large Company Growth Fund
VT Money Market Fund
VT Opportunity Fund+
VT Small Cap Growth Fund
VT Small/Mid Cap Value Fund
VT Total Return Bond Fund

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE WELLS FARGO ADVANTAGE MONEY MARKET FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY MARKET FUND.

(1.) The U.S. government guarantee applies to certain of the underlying securities and NOT to shares of the Fund.

(2.) The full name of this Fund series is the Wells Fargo Advantage Dow Jones
     Target Date Funds(SM).

(3.) The Variable Trust Funds are generally available only through insurance company variable contracts.

+ In this report, the WELLS FARGO ADVANTAGE DISCOVERY FUND(SM), WELLS FARGO ADVANTAGE ENDEAVOR SELECT FUND(SM), WELLS FARGO ADVANTAGE ENTERPRISE FUND(SM), WELLS FARGO ADVANTAGE OPPORTUNITY FUND(SM), WELLS FARGO ADVANTAGE SOCIAL SUSTAINABILITY FUND(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER CONSERVATIVE ALLOCATION PORTFOLIO(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER EQUITY PORTFOLIO(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER GROWTH ALLOCATION PORTFOLIO(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER GROWTH BALANCED PORTFOLIO(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER MODERATE BALANCED PORTFOLIO(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER TACTICAL EQUITY PORTFOLIO(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET TODAY FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2010 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2015 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2020 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2025 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2030 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2035 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2040 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2045 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2050 FUND(SM), WELLS FARGO ADVANTAGE HERITAGE MONEY MARKET FUND(SM), WELLS FARGO ADVANTAGE OVERLAND EXPRESS SWEEP FUND(SM), WELLS FARGO ADVANTAGE VT DISCOVERY FUND(SM), and WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND(SM) are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, Social Sustainability Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Heritage Money Market Fund, Overland Express Sweep Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.

NOT PART OF THE ANNUAL REPORT.

              2 Wells Fargo Advantage Dow Jones Target Date Funds


                                                          Letter to Shareholders

(PHOTO OF KARLA M. RABUSCH)


KARLA M. RABUSCH,
President
WELLS FARGO ADVANTAGE FUNDS

THE PERIOD WAS MARKED BY GROWING OPTIMISM, AS SIGNS EMERGED THAT THE WORST OF THE ECONOMIC CRISIS MAY HAVE PASSED.

Dear Valued Shareholder,

We're pleased to offer you this annual report for the WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS(SM) for the 12-month period that ended February 28, 2010. The period was marked by growing optimism, as signs emerged that the worst of the economic crisis may have passed. Global stock markets thus rallied strongly throughout the period, even as the overall economic picture remained mixed.

BETTER-THAN-EXPECTED ECONOMIC REPORTS SPARKED A MARKET RALLY.

The period began on a positive note, as March 2009 saw the release of several better-than-expected reports on economic activity in February. Specifically, retail sales excluding automobiles rose by 0.7%; including autos, the retail sales number declined by a relatively modest 0.1%. New home sales rose by 4.7% from an upwardly revised number in January 2009. The manufacturing sector also showed some positive signs.

Economic numbers for the rest of the period supported the case for a slow recovery. Real Gross Domestic Product (GDP) advanced by 2.2% in the third quarter of 2009 compared with the prior quarter--an improvement from the 0.7% decline in the second quarter of 2009, and a noted increase from the 6.4% sequential decline for the first quarter of 2009. Third-quarter GDP was supported by government expenditures but also reflected contributions from personal consumption expenditures, exports, private inventory investment, and residential fixed investment.

Even before the third-quarter numbers were released, most economists surveyed by THE WALL STREET JOURNAL in August 2009 said that the recession that officially began in December 2007 was now over, a judgment that received support from the February 2010 estimate of a 5.9% increase in GDP for the fourth quarter of 2009. A stubbornly high unemployment rate was the main sour note during the period, rising to 10.1% in October and ending the period modestly lower at 9.7%.

For most of the period, international news supported the modestly positive outlook. The two largest eurozone economies, France and Germany, posted modest sequential growth rates in the second and third quarters of 2009; French GDP again expanded modestly in the fourth quarter, while German GDP was unchanged. Toward the end of the period, though, investors became concerned about the possibility that eurozone member Greece would default on its sovereign debt, sparking increased concerns about the debt burdens of other member states such as Portugal, Italy, and Spain and causing weakness in the euro. In Japan, the economy technically emerged from recession in the second quarter of 2009 and posted a 0.9% sequential growth rate in the fourth quarter, largely because of exports.

GOVERNMENTS MAINTAINED AN ACTIVE ROLE IN THE WORLDWIDE ECONOMY, AIDING THE TENTATIVE ECONOMIC RECOVERY.

Both the European Central Bank (ECB) and the Federal Reserve kept their key interest rates at low levels (1% for the ECB, effectively zero for the Federal Reserve), continued to provide cash to banks, and purchased debt securities backed by mortgages in order to support the financial system.

In late July 2009, the U.S. government kicked off the popular "Cash for Clunkers" program, which offered consumers up to $4,500 in federal rebates toward certain new vehicles upon trade-in of an older car or truck. The program, which proved

               Wells Fargo Advantage Dow Jones Target Date Funds 3


Letter to Shareholders

more popular than expected, was modeled on a program introduced by the German government.

In Japan, the opposition party, the Democratic Party of Japan, broke the near-50-year rule of the Liberal Democratic Party in the August 2009 election with a mandate to revive the country's sluggish economy.

Toward the end of the period, as signs accumulated that the economy was stabilizing, the U.S. government began to dial down its intervention. In September 2009, the U.S. Treasury Department allowed its Temporary Guarantee Program for Money Market Funds to expire; in early 2010, the Federal Reserve announced that it would stop buying mortgage-backed securities at the end of March. The Fed also raised its discount rate--which applies to bank borrowing from the central bank--by 0.25% to 0.75%, while keeping the more important federal funds rate undisturbed. Within the eurozone, although the larger countries such as France and Germany showed signs of stabilization, the ongoing problems in Greece led to widespread talk of a European-funded bailout.

GLOBAL STOCK AND BOND MARKETS RALLIED.

Stocks rallied across the board on the widespread hope of a near-term resumption in economic growth, with all major parts of the global stock market posting double-digit gains. For the period, small cap stocks outperformed large cap stocks; value stocks, fueled by a strong bounce-back in financials, outperformed growth stocks. Returns on international large cap stocks kept pace with domestic issues for the 12-month time frame.

Bonds also posted gains. Higher-quality government and corporate bonds continued to benefit from relatively low interest rates. High-yield bonds, which posted losses during the depth of the credit crisis, rebounded strongly as economic conditions seemed to improve.

MANY VARIABLES ARE AT WORK IN THE MARKET.

The full effect of the ongoing credit crisis remains unknown. High unemployment and debt defaults continue to pressure consumers and businesses alike.

Experience tells us that strict adherence to time-tested strategies has its rewards. As a whole, WELLS FARGO ADVANTAGE FUNDS represents investments across a range of asset classes and investment styles, giving you an opportunity to create a diversified investment portfolio. While diversification may not prevent losses in a downturn, it does provide you with one way of managing risk.

Thank you for choosing to invest with WELLS FARGO ADVANTAGE FUNDS. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our Web site at www.wellsfargo.com/advantagefunds, or call us directly at 1-800-222-8222.

STOCKS RALLIED ACROSS THE BOARD ON THE WIDESPREAD HOPE OF A NEAR-TERM RESUMPTION IN ECONOMIC GROWTH, WITH ALL MAJOR PARTS OF THE GLOBAL STOCK MARKET POSTING DOUBLE-DIGIT GAINS.

Sincerely,


/s/ Karla M. Rabusch
--------------------------------------
Karla M. Rabusch
President
WELLS FARGO ADVANTAGE FUNDS

              4 Wells Fargo Advantage Dow Jones Target Date Funds


                                              Performance Highlights (Unaudited)


WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS

INVESTMENT OBJECTIVE

Each Fund's objective is to approximate, before fees and expenses, the total return of the appropriate Dow Jones Target Date Index as specified in the following table:

   WELLS FARGO
    ADVANTAGE         Corresponding
    DOW JONES          Dow Jones
TARGET DATE FUND    Target Date Index
-----------------   -----------------
TARGET TODAY FUND   Dow Jones Target
                    Today Index
TARGET 2010 FUND    Dow Jones Target
                    2010 Index
TARGET 2015 FUND    Dow Jones Target
                    2015 Index
TARGET 2020 FUND    Dow Jones Target
                    2020 Index
TARGET 2025 FUND    Dow Jones Target
                    2025 Index
TARGET 2030 FUND    Dow Jones Target
                    2030 Index
TARGET 2035 FUND    Dow Jones Target
                    2035 Index
TARGET 2040 FUND    Dow Jones Target
                    2040 Index
TARGET 2045 FUND    Dow Jones Target
                    2045 Index
TARGET 2050 FUND    Dow Jones Target
                    2050 Index

PERFORMANCE SUMMARY

12-MONTH TOTAL RETURN AS OF FEBRUARY 28, 2010

TARGET TODAY FUND(1)                       1 YEAR
--------------------                       -------
Investor Class                             16.33%
Barclays Capital U.S. Aggregate Index(4)    9.32%
Dow Jones Target Today Index(2)            17.79%
Russell 3000 Index(3)                      55.96%

TARGET 2010 FUND(5)                        1 YEAR
-------------------                        ------
Investor Class                             21.86%
Barclays Capital U.S. Aggregate Index(4)    9.32%
Dow Jones Target 2010 Index(2)             23.33%
Russell 3000 Index(3)                      55.96%

TARGET 2015 FUND                           1 YEAR
----------------                           ------
Investor Class                             27.19%
Dow Jones Target 2015 Index(2)             28.59%
Russell 3000 Index(3)                      55.96%
Barclays Capital U.S. Aggregate Index(4)    9.32%

TARGET 2020 FUND(6)                        1 YEAR
-------------------                        ------
Investor Class                             33.51%
Russell 3000 Index(3)                      55.96%
Dow Jones Target 2020 Index(2)             34.97%
Barclays Capital U.S. Aggregate Index(4)    9.32%

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. Investment RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE
- www.wellsfargo.com/advantagefunds.

Please keep in mind that high double-digit returns were primarily achieved during favorable market conditions. You should not expect that such favorable returns can be consistently achieved. A Fund's performance, especially for very short time periods, should not be the sole factor in making your investment decision.

INVESTOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. NET AND GROSS EXPENSE RATIOS FOR INVESTOR CLASS SHARES OF THE TARGET TODAY FUND ARE 0.86% AND 1.36%, FOR THE TARGET 2010 FUND ARE 0.89% AND 1.36%, FOR THE TARGET 2015 FUND ARE 0.90% AND 1.60%, AND FOR THE TARGET 2020 FUND ARE 0.91% AND 1.35%, RESPECTIVELY, AS STATED IN THE PROSPECTUS SUPPLEMENT DATED AUGUST 13, 2009 TO THE JULY 1, 2009 PROSPECTUS. THE INVESTMENT ADVISER HAS CONTRACTUALLY COMMITTED THROUGH JUNE 30, 2010, TO WAIVE FEES AND/OR REIMBURSE EXPENSES TO THE EXTENT NECESSARY TO MAINTAIN THE NET OPERATING EXPENSE RATIO SHOWN.

PLEASE SEE FOOTNOTES ON PP 16-17.

               Wells Fargo Advantage Dow Jones Target Date Funds 5


Performance Highlights (Unaudited)

                   WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS (CONTINUED)

PERFORMANCE SUMMARY (continued)
12-MONTH TOTAL RETURN AS OF FEBRUARY 28, 2010

TARGET 2025 FUND                           1 YEAR
----------------                           ------
Investor Class                             41.19%
Dow Jones Target 2025 Index(2)             42.54%
Russell 3000 Index(3)                      55.96%
Barclays Capital U.S. Aggregate Index(4)    9.32%

TARGET 2030 FUND(7)                        1 YEAR
-------------------                        ------
Investor Class                             48.33%
Russell 3000 Index(3)                      55.96%
Dow Jones Target 2030 Index(2)             49.69%
Barclays Capital U.S. Aggregate Index(4)    9.32%

TARGET 2035 FUND                           1 YEAR
----------------                           ------
Investor Class                             53.70%
Dow Jones Target 2035 Index(2)             55.33%
Russell 3000 Index(3)                      55.96%
Barclays Capital U.S. Aggregate Index(4)    9.32%

TARGET 2040 FUND(8)                        1 YEAR
-------------------                        ------
Investor Class                             57.54%
Russell 3000 Index(3)                      55.96%
Dow Jones Target 2040 Index(2)             58.68%
Barclays Capital U.S. Aggregate Index(4)    9.32%

INVESTOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. NET AND GROSS EXPENSE RATIOS FOR INVESTOR CLASS SHARES OF THE TARGET 2025 FUND ARE 0.91% AND 1.60%, FOR THE TARGET 2030 FUND ARE 0.92% AND 1.39%, FOR THE TARGET 2035 FUND ARE 0.93% AND 1.82%, AND FOR THE TARGET 2040 FUND ARE 0.93% AND 1.41%, RESPECTIVELY, AS STATED IN THE PROSPECTUS SUPPLEMENT DATED AUGUST 13, 2009 TO THE JULY 1, 2009 PROSPECTUS. THE INVESTMENT ADVISER HAS CONTRACTUALLY COMMITTED THROUGH JUNE 30, 2010, TO WAIVE FEES AND/OR REIMBURSE EXPENSES TO THE EXTENT NECESSARY TO MAINTAIN THE NET OPERATING EXPENSE RATIO SHOWN.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

Global Index Advisors, Inc.

PORTFOLIO MANAGERS

Rodney H. Alldredge
George V. Daniels, Jr.
James P. Lauder

FUND INCEPTION

Target Today Fund - March 1, 1994
Target 2010 Fund - March 1, 1994
Target 2015 Fund - June 29, 2007
Target 2020 Fund - March 1, 1994
Target 2025 Fund - June 29, 2007
Target 2030 Fund - March 1, 1994
Target 2035 Fund - June 29, 2007
Target 2040 Fund - March 1, 1994
Target 2045 Fund - June 29, 2007
Target 2050 Fund - June 29, 2007

PLEASE SEE FOOTNOTES ON PP 16-17.

               6 Wells Fargo Advantage Dow Jones Target Date Funds


                                              Performance Highlights (Unaudited)

WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS (CONTINUED)

PORTFOLIO ALLOCATION(9)
(AS OF FEBRUARY 28, 2010)

                                TARGET TODAY FUND

                                  (PIE CHART)

International Stocks    (5%)
Domestic Stocks        (10%)
Bonds                  (78%)
Cash                    (7%)

                                TARGET 2010 FUND

                                  (PIE CHART)

International Stocks    (8%)
Domestic Stocks        (17%)
Bonds                  (71%)
Cash                    (4%)

                                TARGET 2015 FUND

                                  (PIE CHART)

International Stocks   (11%)
Domestic Stocks        (24%)
Bonds                  (61%)
Cash                    (4%)

PERFORMANCE SUMMARY (continued)
12-MONTH TOTAL RETURN AS OF FEBRUARY 28, 2010

TARGET 2045 FUND                           1 YEAR
----------------                           ------
Investor Class                             57.49%
Dow Jones Target 2045 Index(2)             59.38%
Russell 3000 Index(3)                      55.96%
Barclays Capital U.S. Aggregate Index(4)    9.32%

TARGET 2050 FUND                           1 YEAR
----------------                           ------
Investor Class                             57.89%
Dow Jones Target 2050 Index(2)             59.38%
Russell 3000 Index(3)                      55.96%
Barclays Capital U.S. Aggregate Index(4)    9.32%

INVESTOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. NET AND GROSS EXPENSE RATIOS FOR INVESTOR CLASS SHARES OF THE TARGET 2045 FUND ARE 0.93% AND 2.58%, AND FOR THE TARGET 2050 FUND ARE 0.93% AND 1.73%, RESPECTIVELY, AS STATED IN THE PROSPECTUS SUPPLEMENT DATED AUGUST 13, 2009 TO THE JULY 1, 2009 PROSPECTUS. THE INVESTMENT ADVISER HAS CONTRACTUALLY COMMITTED THROUGH JUNE 30, 2010, TO WAIVE FEES AND/OR REIMBURSE EXPENSES TO THE EXTENT NECESSARY TO MAINTAIN THE NET OPERATING EXPENSE RATIO SHOWN.

PLEASE SEE FOOTNOTES ON PP 16-17.

               Wells Fargo Advantage Dow Jones Target Date Funds 7


Performance Highlights (Unaudited)

                   WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS (CONTINUED)

MANAGER'S DISCUSSION

Equity markets rebounded strongly over the 12-month period that ended February 28, 2010, albeit from a very low base that resulted from the bear market that began in October 2007 and ended in early March 2009. All major equity classes posted high double-digit returns, with many equity classes gaining more than 50%.

Bond investors also earned high returns as a result of continued low inflation, a historically low federal funds rate, and a rebound in confidence among fixed-income investors. Bond investors who were willing to incur credit risk earned high returns as the spread (or yield difference) between corporate and government bonds shrank significantly. Many U.S.-based investors earned double-digit returns on foreign bonds thanks to the falling dollar.

EQUITIES AND BONDS POSTED STRONG GAINS DURING THE 12-MONTH PERIOD.

The equity market did not begin its recovery in February 2009 when Congress passed the $787 billion economic stimulus plan, nor did it react favorably to the bank rescue plan initially offered by Treasury Secretary Timothy Geithner. The market did not begin to recover until March 2009, when Geithner outlined in detail his two-part bank rescue plan designed to insure that large banks would have access to sufficient capital to survive the downturn and would be able to remove toxic assets off their books so they could lend again. The market continued to rally for the remainder of the 12-month period, despite mixed economic signals. Non-farm payrolls fell in 11 out of 12 months during the period. The housing market showed signs of stabilizing, but gave little reason for rejoicing. Economic growth rose by 5.9% in the fourth quarter of 2009, but much of the gain was attributed to federal government spending and businesses rebuilding inventories, both of which may be unsustainable. However, corporate profits exceeded analysts' expectations as companies aggressively cut expenses.

For the 12-month reporting period, all equity asset classes in which the WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS(SM) invest posted double-digit gains, with emerging markets and small-cap value stocks posting the strongest returns among the major equity asset classes. The bond market, as measured by the Barclays Capital U.S. Aggregate Bond Index, rose more than 9% over 12-month period. The bond world was a tale of two markets, with returns highly correlated with risk. Corporate bonds, viewed as extremely risky in 2008 during the height of the financial crisis, posted double-digit gains, while mortgage-backed securities gained about 6%. U.S. government bonds, the safest investments from a credit standpoint, posted more modest gains as

PORTFOLIO ALLOCATION(9)
(AS OF FEBRUARY 28, 2010)
(continued)

                                TARGET 2020 FUND

                                  (PIE CHART)

International Stocks   (15%)
Domestic Stocks        (31%)
Bonds                  (50%)
Cash                    (4%)

                                TARGET 2025 FUND

                                  (PIE CHART)

International Stocks   (20%)
Domestic Stocks        (40%)
Bonds                  (36%)
Cash                    (4%)

                                TARGET 2030 FUND

                                  (PIE CHART)

International Stocks   (24%)
Domestic Stocks        (48%)
Bonds                  (24%)
Cash                    (4%)

PLEASE SEE FOOTNOTES ON PP 16-17.

               8 Wells Fargo Advantage Dow Jones Target Date Funds


                                              Performance Highlights (Unaudited)

WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS (CONTINUED)

PORTFOLIO ALLOCATION(9)
(AS OF FEBRUARY 28, 2010)
(continued)

                                TARGET 2035 FUND

                                  (PIE CHART)

International Stocks   (27%)
Domestic Stocks        (55%)
Bonds                  (14%)
Cash                    (4%)

                                TARGET 2040 FUND

                                  (PIE CHART)

International Stocks   (29%)
Domestic Stocks        (59%)
Bonds                  (8%)
Cash                    (4%)

                                TARGET 2045 FUND

                                  (PIE CHART)

International Stocks   (29%)
Domestic Stocks        (61%)
Bonds                   (6%)
Cash                    (4%)

                                TARGET 2050 FUND

                                  (PIE CHART)

International Stocks   (29%)
Domestic Stocks        (61%)
Bonds                   (6%)
Cash                    (4%)

investors gravitated toward higher-risk and higher-yielding investments in a low-yield environment. Foreign bonds outperformed domestic bonds in part because of the dollar's decline for the 12-month period.

WE MADE ADJUSTMENTS TO STRATEGIC ALLOCATIONS.

The WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS use an asset allocation strategy that seeks to replicate, before fees and expenses, the returns of the appropriate Dow Jones Target Date Indexes. The strategic allocations are designed to provide high levels of diversification across a number of underlying equity, fixed-income and money market investments. The underlying equity portfolio is constructed to include a broad mix of large cap, mid cap, small cap, growth, value, and international stocks, including emerging markets. The underlying bond portfolio invests in several different types of fixed-income securities, including U.S. and foreign government bonds, corporate bonds, and mortgage-backed securities.

Over the 12-month reporting period, we adjusted the portfolios' strategic allocations to stocks, bonds, and cash in response to changing market conditions and movements down the glide path by the "dated" portfolios. Our objective was to control the relative equity risk of each "dated" portfolio as dictated by the "target date" asset allocation methodology of the corresponding Dow Jones Target Date Index. The target years of the Target 2050 and Target 2045 Funds are sufficiently far in the future that they maintained their targeted relative equity risk of 90% during the entire period. The Target 2050 and 2045 Funds' actual equity exposure increased during the period by less than 0.05%, from 89.36% to 89.40%.

The Target 2040, Target 2035, Target 2030, Target 2025, Target 2020, Target 2015 and Target 2010 Funds reduced their targeted relative equity risk during the 12-month period as they moved down the glide path. The equity exposure of these Funds also decreased, but by relatively small amounts. The Target 2040 Fund decreased its equity exposure by less than 1%, from 88.38% to 87.78%. The Target 2035 and Target 2010 Funds decreased their equity exposure by less than 2%, from 83.15% to 81.76% and from 26.13% to 24.54%, respectively. The Target 2030 through Target 2015 Funds decreased their equity exposure by less than 3%, from 73.96% to 71.95%, from 61.82% to 59.43%, from 48.17% to 45.94%, and from 36.32%
to 34.29%, respectively.

BREADTH AND DEPTH OF DIVERSIFICATION AND DISCIPLINED ASSET ALLOCATION CAN HELP CONTROL BUT NOT ELIMINATE RISK.

We believe the WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS, which invest in 14 different asset classes, are among the most diversified mutual funds in the marketplace. In addition, our systematic approach to asset allocation, glide path management, and regular rebalancing strive to keep

PLEASE SEE FOOTNOTES ON PP 16-17.

               Wells Fargo Advantage Dow Jones Target Date Funds 9


Performance Highlights (Unaudited)

                   WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS (CONTINUED)

the Funds on the appropriate risk path for each respective Target Date Fund as the target year approaches and after it arrives. We believe that the appropriate Funds provide the opportunity for capital appreciation for investors with longer time horizons and reasonable capital gains for investors with shorter time horizons. However, although the Funds are designed to provide varying degrees of downside risk management relative to their index target dates, they cannot prevent losses or eliminate risk or guarantee that an investor's income and appreciation goals will be met.

It is our belief that equity markets will experience bull and bear markets going forward. Our disciplined approach to portfolio construction is designed to help our investors benefit from bull markets while providing some downside protection in bear markets relative to each Fund's time horizon. We believe the Funds are well positioned to give investors an opportunity to achieve their income and appreciation goals in the coming years.

GROWTH OF $10,000 INVESTMENTS(10) (AS OF FEBRUARY 28, 2010)

TARGET TODAY FUND

                                 WELLS FARGO
                WELLS FARGO     ADVANTAGE DOW                                 BARCLAYS
               ADVANTAGE DOW     JONES TARGET     DOW JONES                 CAPITAL U.S.
               JONES TARGET         TODAY -        TARGET        RUSSELL     AGGREGATE
              TODAY - CLASS A   INVESTOR CLASS   TODAY INDEX   3000 INDEX       BOND
              ---------------   --------------   -----------   ----------   ------------
 2/29/2000          9424            10000          $10,000       $10,000      $10,000
 3/31/2000          9665            10255          $10,209       $10,783      $10,132
 4/30/2000          9591            10177          $10,012       $10,403      $10,103
 5/31/2000          9563            10148          $ 9,993       $10,111      $10,098
 6/30/2000          9728            10318          $10,231       $10,411      $10,308
 7/31/2000          9718            10309          $10,210       $10,227      $10,402
 8/31/2000          9914            10523          $10,349       $10,985      $10,553
 9/30/2000          9850            10463          $10,332       $10,488      $10,619
10/31/2000          9869            10483          $10,279       $10,338      $10,689
11/30/2000          9813            10434          $10,312       $ 9,385      $10,864
12/31/2000          9939            10563          $10,561       $ 9,543      $11,065
 1/31/2001         10069            10710          $10,736       $ 9,870      $11,246
 2/28/2001          9969            10594          $10,670       $ 8,968      $11,344
 3/31/2001          9902            10529          $10,508       $ 8,383      $11,401
 4/30/2001         10003            10646          $10,602       $ 9,056      $11,354
 5/31/2001         10023            10667          $10,651       $ 9,128      $11,422
 6/30/2001         10003            10654          $10,625       $ 8,960      $11,466
 7/31/2001         10094            10750          $10,772       $ 8,812      $11,722
 8/31/2001         10033            10686          $10,895       $ 8,292      $11,856
 9/30/2001          9982            10628          $10,911       $ 7,560      $11,994
10/31/2001         10146            10800          $11,104       $ 7,736      $12,245
11/30/2001         10239            10908          $11,049       $ 8,332      $12,077
12/31/2001         10268            10936          $10,947       $ 8,450      $12,000
 1/31/2002         10195            10860          $10,929       $ 8,344      $12,097
 2/28/2002         10174            10849          $10,993       $ 8,173      $12,214
 3/31/2002         10258            10933          $10,970       $ 8,531      $12,011
 4/30/2002         10174            10856          $11,145       $ 8,084      $12,244
 5/31/2002         10184            10867          $11,277       $ 7,990      $12,348
 6/30/2002          9996            10666          $11,369       $ 7,415      $12,455
 7/31/2002          9796            10456          $11,341       $ 6,826      $12,605
 8/31/2002          9870            10533          $11,509       $ 6,858      $12,818
 9/30/2002          9556            10201          $11,502       $ 6,137      $13,025
10/31/2002          9799            10468          $11,554       $ 6,626      $12,966
11/30/2002          9979            10658          $11,690       $ 7,027      $12,963
12/31/2002          9855            10529          $11,895       $ 6,630      $13,230
 1/31/2003          9735            10415          $11,922       $ 6,467      $13,242
 2/28/2003          9703            10381          $12,023       $ 6,361      $13,425
 3/31/2003          9703            10388          $12,032       $ 6,428      $13,415
 4/30/2003         10019            10720          $12,272       $ 6,953      $13,525
 5/31/2003         10345            11076          $12,678       $ 7,372      $13,777
 6/30/2003         10406            11136          $12,666       $ 7,472      $13,750
 7/31/2003         10340            11067          $12,429       $ 7,643      $13,288
 8/31/2003         10428            11171          $12,538       $ 7,813      $13,376
 9/30/2003         10549            11307          $12,907       $ 7,728      $13,730
10/31/2003         10691            11457          $12,968       $ 8,196      $13,602
11/30/2003         10735            11503          $13,081       $ 8,308      $13,635
12/31/2003         10978            11781          $13,380       $ 8,688      $13,773
 1/31/2004         11077            11885          $13,506       $ 8,870      $13,884
 2/29/2004         11198            12013          $13,630       $ 8,989      $14,035
 3/31/2004         11199            12012          $13,750       $ 8,882      $14,140
 4/30/2004         10945            11755          $13,326       $ 8,699      $13,772
 5/31/2004         10956            11767          $13,339       $ 8,825      $13,717
 6/30/2004         11055            11879          $13,429       $ 9,000      $13,794
 7/31/2004         10944            11750          $13,393       $ 8,660      $13,931
 8/31/2004         11066            11891          $13,583       $ 8,696      $14,197
 9/30/2004         11134            11961          $13,695       $ 8,829      $14,235
10/31/2004         11257            12091          $13,856       $ 8,974      $14,354
11/30/2004         11357            12209          $14,030       $ 9,392      $14,240
12/31/2004         11537            12409          $14,209       $ 9,726      $14,371
 1/31/2005         11414            12278          $14,172       $ 9,467      $14,461
 2/28/2005         11447            12325          $14,217       $ 9,676      $14,376
 3/31/2005         11340            12208          $14,117       $ 9,512      $14,302
 4/30/2005         11329            12196          $14,168       $ 9,306      $14,496
 5/31/2005         11498            12375          $14,257       $ 9,658      $14,652
 6/30/2005         11547            12436          $14,313       $ 9,726      $14,732
 7/31/2005         11626            12520          $14,349       $10,125      $14,598
 8/31/2005         11706            12616          $14,458       $10,028      $14,785
 9/30/2005         11695            12603          $14,447       $10,116      $14,633
10/31/2005         11570            12470          $14,350       $ 9,927      $14,517
11/30/2005         11730            12651          $14,468       $10,313      $14,581
12/31/2005         11801            12738          $14,584       $10,322      $14,720
 1/31/2006         11952            12886          $14,745       $10,667      $14,721
 2/28/2006         11941            12886          $14,771       $10,686      $14,770
 3/31/2006         12008            12954          $14,814       $10,871      $14,625
 4/30/2006         12089            13053          $14,917       $10,989      $14,598
 5/31/2006         11938            12892          $14,874       $10,637      $14,583
 6/30/2006         11954            12918          $14,898       $10,656      $14,614
 7/31/2006         12001            12968          $14,970       $10,646      $14,811
 8/31/2006         12107            13092          $15,123       $10,906      $15,038
 9/30/2006         12174            13160          $15,206       $11,150      $15,170
10/31/2006         12268            13273          $15,346       $11,552      $15,270
11/30/2006         12399            13411          $15,527       $11,803      $15,448
12/31/2006         12406            13415          $15,534       $11,944      $15,358
 1/31/2007         12431            13454          $15,577       $12,172      $15,352
 2/28/2007         12518            13560          $15,702       $11,972      $15,588
 3/31/2007         12572            13605          $15,770       $12,096      $15,589
 4/30/2007         12660            13698          $15,910       $12,580      $15,673
 5/31/2007         12660            13711          $15,913       $13,038      $15,554
 6/30/2007         12629            13678          $15,887       $12,794      $15,508
 7/31/2007         12692            13745          $15,972       $12,358      $15,638
 8/31/2007         12781            13853          $16,098       $12,535      $15,829
 9/30/2007         12941            14018          $16,306       $12,992      $15,949
10/31/2007         13082            14181          $16,489       $13,230      $16,093
11/30/2007         13120            14222          $16,547       $12,635      $16,382
12/31/2007         13099            14197          $16,541       $12,558      $16,428
 1/31/2008         13125            14225          $16,566       $11,797      $16,704
 2/29/2008         13151            14267          $16,632       $11,431      $16,727
 3/31/2008         13196            14310          $16,685       $11,363      $16,784
 4/30/2008         13248            14380          $16,767       $11,931      $16,749
 5/31/2008         13222            14338          $16,752       $12,176      $16,626
 6/30/2008         12996            14092          $16,483       $11,171      $16,613
 7/31/2008         12943            14050          $16,438       $11,082      $16,599
 8/31/2008         12930            14036          $16,456       $11,254      $16,757
 9/30/2008         12558            13636          $15,927       $10,196      $16,532
10/31/2008         11933            12955          $15,145       $ 8,387      $16,142
11/30/2008         12093            13139          $15,375       $ 7,725      $16,667
12/31/2008         12621            13713          $16,034       $ 7,873      $17,289
 1/31/2009         12297            13353          $15,656       $ 7,212      $17,136
 2/28/2009         11960            12992          $15,243       $ 6,457      $17,072
 3/31/2009         12230            13295          $15,600       $ 7,023      $17,309
 4/30/2009         12527            13627          $16,024       $ 7,762      $17,392
 5/31/2009         12864            13987          $16,467       $ 8,176      $17,518
 6/30/2009         12940            14072          $16,564       $ 8,203      $17,618
 7/31/2009         13296            14467          $17,035       $ 8,842      $17,902
 8/31/2009         13487            14672          $17,332       $ 9,158      $18,087
 9/30/2009         13739            14966          $17,679       $ 9,542      $18,277
10/31/2009         13697            14907          $17,649       $ 9,296      $18,367
11/30/2009         13986            15230          $18,037       $ 9,824      $18,605
12/31/2009         13764            14981          $17,771       $10,104      $18,314
 1/31/2010         13805            15040          $17,837       $ 9,740      $18,594
 2/28/2010         13888            15114          $17,951       $10,070      $18,664

TARGET 2010 FUND

                               WELLS FARGO
              WELLS FARGO       ADVANTAGE
               ADVANTAGE        DOW JONES
               DOW JONES       TARGET 2010   DOW JONES                 BARCLAYS CAPITAL
                 TARGET          INVESTOR      TARGET       RUSSELL     U.S. AGGREGATE
             2010 - CLASS A       CLASS      2010 INDEX   3000 INDEX         BOND
             --------------   ------------   ----------   ----------   ----------------
 2/29/2000        9422           10000         $10,000      $10,000         $10,000
 3/31/2000        9807           10412         $10,310      $10,783         $10,132
 4/30/2000        9645           10249         $ 9,942      $10,403         $10,103
 5/31/2000        9564           10164         $ 9,815      $10,111         $10,098
 6/30/2000        9761           10372         $10,103      $10,411         $10,308
 7/31/2000        9694           10302         $10,003      $10,227         $10,402
 8/31/2000        9946           10575         $10,328      $10,985         $10,553
 9/30/2000        9788           10391         $10,157      $10,488         $10,619
10/31/2000        9781           10384         $ 9,992      $10,338         $10,689
11/30/2000        9550           10140         $ 9,704      $ 9,385         $10,864
12/31/2000        9672           10267         $ 9,976      $ 9,543         $11,065
 1/31/2001        9852           10465         $10,254      $ 9,870         $11,246
 2/28/2001        9555           10152         $ 9,908      $ 8,968         $11,344
 3/31/2001        9353            9937         $ 9,537      $ 8,383         $11,401
 4/30/2001        9628           10227         $ 9,899      $ 9,056         $11,354
 5/31/2001        9636           10243         $ 9,958      $ 9,128         $11,422
 6/30/2001        9548           10151         $ 9,896      $ 8,960         $11,466
 7/31/2001        9564           10167         $ 9,849      $ 8,812         $11,722
 8/31/2001        9390            9983         $ 9,774      $ 8,292         $11,856
 9/30/2001        9118            9703         $ 9,324      $ 7,560         $11,994
10/31/2001        9294            9888         $ 9,577      $ 7,736         $12,245
11/30/2001        9525           10132         $ 9,843      $ 8,332         $12,077
12/31/2001        9571           10189         $ 9,905      $ 8,450         $12,000
 1/31/2002        9474           10087         $ 9,818      $ 8,344         $12,097
 2/28/2002        9418           10036         $ 9,808      $ 8,173         $12,214
 3/31/2002        9600           10227         $ 9,993      $ 8,531         $12,011
 4/30/2002        9389           10012         $10,011      $ 8,084         $12,244
 5/31/2002        9373            9995         $10,042      $ 7,990         $12,348
 6/30/2002        9041            9643         $ 9,849      $ 7,415         $12,455
 7/31/2002        8730            9315         $ 9,499      $ 6,826         $12,605
 8/31/2002        8788            9375         $ 9,593      $ 6,858         $12,818
 9/30/2002        8262            8818         $ 9,251      $ 6,137         $13,025
10/31/2002        8639            9227         $ 9,464      $ 6,626         $12,966
11/30/2002        8902            9505         $ 9,744      $ 7,027         $12,963
12/31/2002        8688            9274         $ 9,702      $ 6,630         $13,230
 1/31/2003        8555            9142         $ 9,648      $ 6,467         $13,242
 2/28/2003        8489            9072         $ 9,631      $ 6,361         $13,425
 3/31/2003        8506            9088         $ 9,637      $ 6,428         $13,415
 4/30/2003        8872            9485         $10,031      $ 6,953         $13,525
 5/31/2003        9222            9865         $10,494      $ 7,372         $13,777
 6/30/2003        9288            9933         $10,564      $ 7,472         $13,750
 7/31/2003        9288            9933         $10,542      $ 7,643         $13,288
 8/31/2003        9396           10058         $10,747      $ 7,813         $13,376
 9/30/2003        9478           10142         $10,966      $ 7,728         $13,730
10/31/2003        9687           10373         $11,256      $ 8,196         $13,602
11/30/2003        9746           10436         $11,399      $ 8,308         $13,635
12/31/2003       10040           10757         $11,781      $ 8,688         $13,773
 1/31/2004       10149           10882         $11,963      $ 8,870         $13,884
 2/29/2004       10266           11007         $12,122      $ 8,989         $14,035
 3/31/2004       10243           10982         $12,223      $ 8,882         $14,140
 4/30/2004       10024           10749         $11,824      $ 8,699         $13,772
 5/31/2004       10058           10794         $11,863      $ 8,825         $13,717
 6/30/2004       10167           10909         $12,019      $ 9,000         $13,794
 7/31/2004        9998           10738         $11,849      $ 8,660         $13,931
 8/31/2004       10100           10837         $12,020      $ 8,696         $14,197
 9/30/2004       10180           10931         $12,199      $ 8,829         $14,235
10/31/2004       10316           11076         $12,416      $ 8,974         $14,354
11/30/2004       10502           11275         $12,756      $ 9,392         $14,240
12/31/2004       10704           11499         $13,048      $ 9,726         $14,371
 1/31/2005       10551           11344         $12,933      $ 9,467         $14,461
 2/28/2005       10636           11426         $13,064      $ 9,676         $14,376
 3/31/2005       10503           11292         $12,885      $ 9,512         $14,302
 4/30/2005       10451           11247         $12,853      $ 9,306         $14,496
 5/31/2005       10631           11438         $13,027      $ 9,658         $14,652
 6/30/2005       10690           11501         $13,126      $ 9,726         $14,732
 7/31/2005       10819           11638         $13,271      $10,125         $14,598
 8/31/2005       10887           11721         $13,399      $10,028         $14,785
 9/30/2005       10906           11741         $13,408      $10,116         $14,633
10/31/2005       10759           11593         $13,206      $ 9,927         $14,517
11/30/2005       10949           11796         $13,375      $10,313         $14,581
12/31/2005       11019           11880         $13,537      $10,322         $14,720
 1/31/2006       11218           12085         $13,779      $10,667         $14,721
 2/28/2006       11210           12085         $13,787      $10,686         $14,770
 3/31/2006       11295           12175         $13,815      $10,871         $14,625
 4/30/2006       11390           12287         $13,948      $10,989         $14,598
 5/31/2006       11207           12091         $13,826      $10,637         $14,583
 6/30/2006       11216           12109         $13,822      $10,656         $14,614
 7/31/2006       11269           12164         $13,897      $10,646         $14,811
 8/31/2006       11418           12333         $14,105      $10,906         $15,038
 9/30/2006       11490           12410         $14,197      $11,150         $15,170
10/31/2006       11632           12561         $14,387      $11,552         $15,270
11/30/2006       11817           12768         $14,644      $11,803         $15,448
12/31/2006       11786           12735         $14,607      $11,944         $15,358
 1/31/2007       11805           12764         $14,633      $12,172         $15,352
 2/28/2007       11927           12885         $14,797      $11,972         $15,588
 3/31/2007       11968           12931         $14,860      $12,096         $15,589
 4/30/2007       12091           13073         $15,047      $12,580         $15,673
 5/31/2007       12110           13094         $15,074      $13,038         $15,554
 6/30/2007       12054           13024         $15,000      $12,794         $15,508
 7/31/2007       12073           13055         $15,052      $12,358         $15,638
 8/31/2007       12188           13178         $15,194      $12,535         $15,829
 9/30/2007       12418           13434         $15,498      $12,992         $15,949
10/31/2007       12620           13651         $15,762      $13,230         $16,093
11/30/2007       12620           13661         $15,778      $12,635         $16,382
12/31/2007       12562           13600         $15,737      $12,558         $16,428
 1/31/2008       12484           13515         $15,625      $11,797         $16,704
 2/29/2008       12484           13515         $15,662      $11,431         $16,727
 3/31/2008       12492           13522         $15,670      $11,363         $16,784
 4/30/2008       12670           13723         $15,904      $11,931         $16,749
 5/31/2008       12699           13755         $15,969      $12,176         $16,626
 6/30/2008       12279           13302         $15,463      $11,171         $16,613
 7/31/2008       12190           13217         $15,384      $11,082         $16,599
 8/31/2008       12190           13217         $15,395      $11,254         $16,757
 9/30/2008       11593           12574         $14,585      $10,196         $16,532
10/31/2008       10610           11515         $13,350      $ 8,387         $16,142
11/30/2008       10650           11559         $13,419      $ 7,725         $16,667
12/31/2008       11150           12106         $14,036      $ 7,873         $17,289
 1/31/2009       10762           11687         $13,588      $ 7,212         $17,136
 2/28/2009       10364           11247         $13,096      $ 6,457         $17,072
 3/31/2009       10680           11610         $13,516      $ 7,023         $17,309
 4/30/2009       11109           12073         $14,084      $ 7,762         $17,392
 5/31/2009       11487           12480         $14,567      $ 8,176         $17,518
 6/30/2009       11540           12543         $14,644      $ 8,203         $17,618
 7/31/2009       11944           12979         $15,171      $ 8,842         $17,902
 8/31/2009       12151           13214         $15,480      $ 9,158         $18,087
 9/30/2009       12430           13523         $15,853      $ 9,542         $18,277
10/31/2009       12337           13421         $15,771      $ 9,296         $18,367
11/30/2009       12638           13747         $16,154      $ 9,824         $18,605
12/31/2009       12523           13616         $16,017      $10,104         $18,314
 1/31/2010       12502           13593         $16,005      $ 9,740         $18,594
 2/28/2010       12606           13706         $16,148      $10,070         $18,664

PLEASE SEE FOOTNOTES ON PP 16-17.

              10 Wells Fargo Advantage Dow Jones Target Date Funds


                                              Performance Highlights (Unaudited)

WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS (CONTINUED)

GROWTH OF $10,000 INVESTMENTS(10) (AS OF FEBRUARY 28, 2010) (continued)

TARGET 2015 FUND

              WELLS FARGO
               ADVANTAGE
               DOW JONES
             TARGET 2015 -    DOW JONES                 BARCLAYS CAPITAL
                INVESTOR     TARGET 2015     RUSSELL     U.S. AGGREGATE
                 CLASS          INDEX      3000 INDEX         BOND
             -------------   -----------   ----------   ----------------
 6/29/2007       10000         $10,000       $10,000        $10,000
 6/30/2007       10000         $ 9,947       $10,000        $10,000
 7/31/2007        9940         $ 9,973       $ 9,659        $10,083
 8/31/2007       10010         $10,044       $ 9,798        $10,207
 9/30/2007       10260         $10,296       $10,155        $10,284
10/31/2007       10470         $10,511       $10,341        $10,377
11/30/2007       10350         $10,397       $ 9,876        $10,563
12/31/2007       10296         $10,358       $ 9,816        $10,593
 1/31/2008       10115         $10,146       $ 9,221        $10,771
 2/29/2008       10085         $10,147       $ 8,934        $10,786
 3/31/2008       10079         $10,124       $ 8,881        $10,823
 4/30/2008       10301         $10,350       $ 9,326        $10,800
 5/31/2008       10372         $10,437       $ 9,517        $10,721
 6/30/2008        9931         $10,006       $ 8,731        $10,712
 7/31/2008        9848         $ 9,942       $ 8,662        $10,704
 8/31/2008        9838         $ 9,948       $ 8,796        $10,805
 9/30/2008        9258         $ 9,314       $ 7,969        $10,660
10/31/2008        8294         $ 8,333       $ 6,556        $10,409
11/30/2008        8210         $ 8,260       $ 6,038        $10,747
12/31/2008        8591         $ 8,633       $ 6,154        $11,148
 1/31/2009        8237         $ 8,298       $ 5,637        $11,050
 2/28/2009        7851         $ 7,924       $ 5,047        $11,008
 3/31/2009        8162         $ 8,240       $ 5,489        $11,161
 4/30/2009        8602         $ 8,700       $ 6,067        $11,215
 5/31/2009        8956         $ 9,051       $ 6,390        $11,296
 6/30/2009        8986         $ 9,093       $ 6,412        $11,360
 7/31/2009        9375         $ 9,485       $ 6,911        $11,543
 8/31/2009        9559         $ 9,703       $ 7,158        $11,663
 9/30/2009        9819         $ 9,973       $ 7,458        $11,785
10/31/2009        9710         $ 9,887       $ 7,266        $11,844
11/30/2009        9971         $10,149       $ 7,679        $11,997
12/31/2009        9942         $10,128       $ 7,898        $11,810
 1/31/2010        9877         $10,074       $ 7,613        $11,990
 2/28/2010        9986         $10,188       $ 7,871        $12,035

TARGET 2020 FUND

                               WELLS FARGO
                              ADVANTAGE DOW
               WELLS FARGO    JONES TARGET
              ADVANTAGE DOW      2020 -        DOW JONES    RUSSELL   BARCLAYS CAPITAL
              JONES TARGET      INVESTOR      TARGET 2020    3000      U.S. AGGREGATE
             2020 - CLASS A       CLASS           INDEX      INDEX           BOND
             --------------   -------------   -----------   -------   ----------------
 2/29/2000        9426            10000         $10,000     $10,000       $10,000
 3/31/2000        9975            10583         $10,376     $10,783       $10,132
 4/30/2000        9726            10320         $ 9,892     $10,403       $10,103
 5/31/2000        9553            10145         $ 9,693     $10,111       $10,098
 6/30/2000        9825            10429         $10,012     $10,411       $10,308
 7/31/2000        9696            10300         $ 9,860     $10,227       $10,402
 8/31/2000       10076            10707         $10,307     $10,985       $10,553
 9/30/2000        9770            10380         $10,030     $10,488       $10,619
10/31/2000        9712            10319         $ 9,790     $10,338       $10,689
11/30/2000        9261             9844         $ 9,282     $ 9,385       $10,864
12/31/2000        9376             9966         $ 9,568     $ 9,543       $11,065
 1/31/2001        9595            10203         $ 9,912     $ 9,870       $11,246
 2/28/2001        9069             9642         $ 9,379     $ 8,968       $11,344
 3/31/2001        8711             9266         $ 8,874     $ 8,383       $11,401
 4/30/2001        9150             9734         $ 9,401     $ 9,056       $11,354
 5/31/2001        9143             9727         $ 9,466     $ 9,128       $11,422
 6/30/2001        8987             9563         $ 9,380     $ 8,960       $11,466
 7/31/2001        8939             9520         $ 9,202     $ 8,812       $11,722
 8/31/2001        8643             9201         $ 8,998     $ 8,292       $11,856
 9/30/2001        8169             8706         $ 8,283     $ 7,560       $11,994
10/31/2001        8341             8888         $ 8,564     $ 7,736       $12,245
11/30/2001        8707             9281         $ 9,000     $ 8,332       $12,077
12/31/2001        8766             9337         $ 9,155     $ 8,450       $12,000
 1/31/2002        8633             9198         $ 9,031     $ 8,344       $12,097
 2/28/2002        8564             9132         $ 8,978     $ 8,173       $12,214
 3/31/2002        8787             9373         $ 9,294     $ 8,531       $12,011
 4/30/2002        8515             9086         $ 9,205     $ 8,084       $12,244
 5/31/2002        8480             9049         $ 9,173     $ 7,990       $12,348
 6/30/2002        8072             8618         $ 8,799     $ 7,415       $12,455
 7/31/2002        7679             8195         $ 8,271     $ 6,826       $12,605
 8/31/2002        7714             8240         $ 8,320     $ 6,858       $12,818
 9/30/2002        7120             7604         $ 7,795     $ 6,137       $13,025
10/31/2002        7514             8028         $ 8,093     $ 6,626       $12,966
11/30/2002        7817             8356         $ 8,453     $ 7,027       $12,963
12/31/2002        7535             8052         $ 8,260     $ 6,630       $13,230
 1/31/2003        7401             7918         $ 8,163     $ 6,467       $13,242
 2/28/2003        7309             7821         $ 8,078     $ 6,361       $13,425
 3/31/2003        7322             7832         $ 8,082     $ 6,428       $13,415
 4/30/2003        7725             8267         $ 8,553     $ 6,953       $13,525
 5/31/2003        8079             8642         $ 9,047     $ 7,372       $13,777
 6/30/2003        8151             8725         $ 9,169     $ 7,472       $13,750
 7/31/2003        8166             8747         $ 9,292     $ 7,643       $13,288
 8/31/2003        8294             8883         $ 9,551     $ 7,813       $13,376
 9/30/2003        8347             8945         $ 9,673     $ 7,728       $13,730
10/31/2003        8603             9225         $10,104     $ 8,196       $13,602
11/30/2003        8681             9308         $10,263     $ 8,308       $13,635
12/31/2003        9017             9664         $10,690     $ 8,688       $13,773
 1/31/2004        9131             9793         $10,906     $ 8,870       $13,884
 2/29/2004        9252             9929         $11,087     $ 8,989       $14,035
 3/31/2004        9201             9875         $11,172     $ 8,882       $14,140
 4/30/2004        9001             9662         $10,794     $ 8,699       $13,772
 5/31/2004        9051             9715         $10,854     $ 8,825       $13,717
 6/30/2004        9178             9858         $11,051     $ 9,000       $13,794
 7/31/2004        8956             9621         $10,771     $ 8,660       $13,931
 8/31/2004        9020             9690         $10,892     $ 8,696       $14,197
 9/30/2004        9106             9789         $11,111     $ 8,829       $14,235
10/31/2004        9250             9941         $11,330     $ 8,974       $14,354
11/30/2004        9515            10231         $11,795     $ 9,392       $14,240
12/31/2004        9759            10496         $12,152     $ 9,726       $14,371
 1/31/2005        9578            10311         $11,969     $ 9,467       $14,461
 2/28/2005        9708            10442         $12,202     $ 9,676       $14,376
 3/31/2005        9568            10300         $11,987     $ 9,512       $14,302
 4/30/2005        9459            10184         $11,821     $ 9,306       $14,496
 5/31/2005        9662            10400         $12,085     $ 9,658       $14,652
 6/30/2005        9718            10468         $12,233     $ 9,726       $14,732
 7/31/2005        9915            10685         $12,556     $10,125       $14,598
 8/31/2005        9958            10731         $12,632     $10,028       $14,785
 9/30/2005       10025            10803         $12,792     $10,116       $14,633
10/31/2005        9872            10647         $12,515     $ 9,927       $14,517
11/30/2005       10106            10896         $12,841     $10,313       $14,581
12/31/2005       10181            10985         $13,054     $10,322       $14,720
 1/31/2006       10437            11258         $13,493     $10,667       $14,721
 2/28/2006       10430            11258         $13,479     $10,686       $14,770
 3/31/2006       10557            11394         $13,598     $10,871       $14,625
 4/30/2006       10689            11535         $13,798     $10,989       $14,598
 5/31/2006       10454            11292         $13,488     $10,637       $14,583
 6/30/2006       10464            11303         $13,479     $10,656       $14,614
 7/31/2006       10472            11318         $13,496     $10,646       $14,811
 8/31/2006       10664            11523         $13,765     $10,906       $15,038
 9/30/2006       10751            11624         $13,881     $11,150       $15,170
10/31/2006       10996            11885         $14,210     $11,552       $15,270
11/30/2006       11234            12155         $14,555     $11,803       $15,448
12/31/2006       11267            12182         $14,601     $11,944       $15,358
 1/31/2007       11348            12276         $14,707     $12,172       $15,352
 2/28/2007       11420            12362         $14,804     $11,972       $15,588
 3/31/2007       11497            12448         $14,928     $12,096       $15,589
 4/30/2007       11723            12698         $15,258     $12,580       $15,673
 5/31/2007       11924            12914         $15,503     $13,038       $15,554
 6/30/2007       11850            12836         $15,415     $12,794       $15,508
 7/31/2007       11721            12706         $15,288     $12,358       $15,638
 8/31/2007       11786            12784         $15,365     $12,535       $15,829
 9/30/2007       12129            13152         $15,819     $12,992       $15,949
10/31/2007       12422            13467         $16,200     $13,230       $16,093
11/30/2007       12137            13161         $15,863     $12,635       $16,382
12/31/2007       12049            13077         $15,785     $12,558       $16,428
 1/31/2008       11686            12680         $15,268     $11,797       $16,704
 2/29/2008       11602            12598         $15,236     $11,431       $16,727
 3/31/2008       11561            12552         $15,157     $11,363       $16,784
 4/30/2008       11907            12932         $15,612     $11,931       $16,749
 5/31/2008       12033            13068         $15,809     $12,176       $16,626
 6/30/2008       11405            12393         $15,003     $11,171       $16,613
 7/31/2008       11295            12275         $14,886     $11,082       $16,599
 8/31/2008       11286            12266         $14,892     $11,254       $16,757
 9/30/2008       10490            11412         $13,769     $10,196       $16,532
10/31/2008        9165             9971         $12,022     $ 8,387       $16,142
11/30/2008        8943             9723         $11,743     $ 7,725       $16,667
12/31/2008        9360            10188         $12,264     $ 7,873       $17,289
 1/31/2009        8871             9663         $11,678     $ 7,212       $17,136
 2/28/2009        8365             9109         $11,027     $ 6,457       $17,072
 3/31/2009        8775             9560         $11,567     $ 7,023       $17,309
 4/30/2009        9386            10226         $12,398     $ 7,762       $17,392
 5/31/2009        9840            10714         $12,987     $ 8,176       $17,518
 6/30/2009        9864            10744         $13,036     $ 8,203       $17,618
 7/31/2009       10367            11295         $13,706     $ 8,842       $17,902
 8/31/2009       10605            11551         $14,063     $ 9,158       $18,087
 9/30/2009       10939            11925         $14,517     $ 9,542       $18,277
10/31/2009       10761            11735         $14,334     $ 9,296       $18,367
11/30/2009       11089            12087         $14,750     $ 9,824       $18,605
12/31/2009       11136            12143         $14,833     $10,104       $18,314
 1/31/2010       11012            11999         $14,671     $ 9,740       $18,594
 2/28/2010       11163            12162         $14,881     $10,070       $18,664

TARGET 2025 FUND

              WELLS FARGO
               ADVANTAGE
              DOW JONES
             TARGET 2025 -    DOW JONES    RUSSELL   BARCLAYS CAPITAL
               INVESTOR      TARGET 2025     3000     U.S. AGGREGATE
                 CLASS           INDEX      INDEX          BOND
             -------------   -----------   -------   ----------------
 6/29/2007       10000         $10,000     $10,000       $10,000
 6/30/2007       10000         $10,000     $10,000       $10,000
 7/31/2007        9830         $ 9,867     $ 9,659       $10,083
 8/31/2007        9850         $ 9,899     $ 9,798       $10,207
 9/30/2007       10160         $10,231     $10,155       $10,284
10/31/2007       10440         $10,507     $10,341       $10,377
11/30/2007       10110         $10,194     $ 9,876       $10,563
12/31/2007       10024         $10,133     $ 9,816       $10,593
 1/31/2008        9642         $ 9,686     $ 9,221       $10,771
 2/29/2008        9571         $ 9,645     $ 8,934       $10,786
 3/31/2008        9515         $ 9,569     $ 8,881       $10,823
 4/30/2008        9879         $ 9,927     $ 9,326       $10,800
 5/31/2008       10030         $10,093     $ 9,517       $10,721
 6/30/2008        9419         $ 9,483     $ 8,731       $10,712
 7/31/2008        9318         $ 9,397     $ 8,662       $10,704
 8/31/2008        9307         $ 9,399     $ 8,796       $10,805
 9/30/2008        8574         $ 8,584     $ 7,969       $10,660
10/31/2008        7317         $ 7,316     $ 6,556       $10,409
11/30/2008        7010         $ 7,030     $ 6,038       $10,747
12/31/2008        7347         $ 7,336     $ 6,154       $11,148
 1/31/2009        6895         $ 6,919     $ 5,637       $11,050
 2/28/2009        6422         $ 6,452     $ 5,047       $11,008
 3/31/2009        6802         $ 6,836     $ 5,489       $11,161
 4/30/2009        7398         $ 7,452     $ 6,067       $11,215
 5/31/2009        7819         $ 7,865     $ 6,390       $11,296
 6/30/2009        7830         $ 7,887     $ 6,412       $11,360
 7/31/2009        8306         $ 8,368     $ 6,911       $11,543
 8/31/2009        8534         $ 8,616     $ 7,158       $11,663
 9/30/2009        8853         $ 8,939     $ 7,458       $11,785
10/31/2009        8666         $ 8,784     $ 7,266       $11,844
11/30/2009        8947         $ 9,065     $ 7,679       $11,997
12/31/2009        9077         $ 9,196     $ 7,898       $11,810
 1/31/2010        8910         $ 9,036     $ 7,613       $11,990
 2/28/2010        9067         $ 9,196     $ 7,871       $12,035

TARGET 2030 FUND

                                 WELLS FARGO
               WELLS FARGO      ADVANTAGE DOW                             BARCLAYS
              ADVANTAGE DOW     JONES TARGET     DOW JONES    RUSSELL   CAPITAL U.S.
              JONES TARGET    2030 - INVESTOR   TARGET 2030    3000       AGGREGATE
             2030 - CLASS A        CLASS           INDEX       INDEX        BOND
             --------------   ---------------   -----------   -------   ------------
 2/29/2000        9427              10000         $10,000     $10,000      $10,000
 3/31/2000       10086              10693         $10,417     $10,783      $10,132
 4/30/2000        9785              10382         $ 9,860     $10,403      $10,103
 5/31/2000        9562              10147         $ 9,618     $10,111      $10,098
 6/30/2000        9887              10493         $ 9,956     $10,411      $10,308
 7/31/2000        9736              10334         $ 9,772     $10,227      $10,402
 8/31/2000       10194              10823         $10,293     $10,985      $10,553
 9/30/2000        9758              10364         $ 9,950     $10,488      $10,619
10/31/2000        9691              10293         $ 9,663     $10,338      $10,689
11/30/2000        9126               9698         $ 9,020     $ 9,385      $10,864
12/31/2000        9244               9823         $ 9,314     $ 9,543      $11,065
 1/31/2001        9483              10082         $ 9,697     $ 9,870      $11,246
 2/28/2001        8835               9392         $ 9,049     $ 8,968      $11,344
 3/31/2001        8388               8916         $ 8,466     $ 8,383      $11,401
 4/30/2001        8898               9466         $ 9,087     $ 9,056      $11,354
 5/31/2001        8880               9447         $ 9,156     $ 9,128      $11,422
 6/30/2001        8698               9250         $ 9,056     $ 8,960      $11,466
 7/31/2001        8616               9163         $ 8,796     $ 8,812      $11,722
 8/31/2001        8246               8772         $ 8,516     $ 8,292      $11,856
 9/30/2001        7632               8124         $ 7,652     $ 7,560      $11,994
10/31/2001        7809               8317         $ 7,946     $ 7,736      $12,245
11/30/2001        8233               8765         $ 8,473     $ 8,332      $12,077
12/31/2001        8303               8846         $ 8,683     $ 8,450      $12,000
 1/31/2002        8146               8680         $ 8,536     $ 8,344      $12,097
 2/28/2002        8068               8597         $ 8,458     $ 8,173      $12,214
 3/31/2002        8337               8881         $ 8,852     $ 8,531      $12,011
 4/30/2002        8016               8548         $ 8,697     $ 8,084      $12,244
 5/31/2002        7967               8497         $ 8,627     $ 7,990      $12,348
 6/30/2002        7521               8018         $ 8,146     $ 7,415      $12,455
 7/31/2002        7059               7535         $ 7,517     $ 6,826      $12,605
 8/31/2002        7107               7587         $ 7,540     $ 6,858      $12,818
 9/30/2002        6462               6897         $ 6,919     $ 6,137      $13,025
10/31/2002        6876               7343         $ 7,258     $ 6,626      $12,966
11/30/2002        7206               7698         $ 7,658     $ 7,027      $12,963
12/31/2002        6893               7370         $ 7,381     $ 6,630      $13,230
 1/31/2003        6766               7235         $ 7,262     $ 6,467      $13,242
 2/28/2003        6664               7127         $ 7,140     $ 6,361      $13,425
 3/31/2003        6680               7142         $ 7,144     $ 6,428      $13,415
 4/30/2003        7113               7602         $ 7,650     $ 6,953      $13,525
 5/31/2003        7489               8015         $ 8,158     $ 7,372      $13,777
 6/30/2003        7568               8097         $ 8,310     $ 7,472      $13,750
 7/31/2003        7562               8097         $ 8,518     $ 7,643      $13,288
 8/31/2003        7715               8260         $ 8,809     $ 7,813      $13,376
 9/30/2003        7776               8324         $ 8,872     $ 7,728      $13,730
10/31/2003        8058               8630         $ 9,388     $ 8,196      $13,602
11/30/2003        8155               8739         $ 9,558     $ 8,308      $13,635
12/31/2003        8512               9120         $10,015     $ 8,688      $13,773
 1/31/2004        8649               9272         $10,254     $ 8,870      $13,884
 2/29/2004        8778               9417         $10,450     $ 8,989      $14,035
 3/31/2004        8721               9356         $10,525     $ 8,882      $14,140
 4/30/2004        8513               9135         $10,158     $ 8,699      $13,772
 5/31/2004        8578               9204         $10,233     $ 8,825      $13,717
 6/30/2004        8719               9362         $10,457     $ 9,000      $13,794
 7/31/2004        8465               9091         $10,103     $ 8,660      $13,931
 8/31/2004        8511               9139         $10,191     $ 8,696      $14,197
 9/30/2004        8615               9250         $10,437     $ 8,829      $14,235
10/31/2004        8765               9423         $10,658     $ 8,974      $14,354
11/30/2004        9085               9764         $11,206     $ 9,392      $14,240
12/31/2004        9352              10056         $11,608     $ 9,726      $14,371
 1/31/2005        9149               9839         $11,378     $ 9,467      $14,461
 2/28/2005        9320              10020         $11,680     $ 9,676      $14,376
 3/31/2005        9177               9868         $11,441     $ 9,512      $14,302
 4/30/2005        9032               9714         $11,183     $ 9,306      $14,496
 5/31/2005        9243               9952         $11,508     $ 9,658      $14,652
 6/30/2005        9307              10021         $11,690     $ 9,726      $14,732
 7/31/2005        9558              10289         $12,135     $10,125      $14,598
 8/31/2005        9578              10317         $12,177     $10,028      $14,785
 9/30/2005        9672              10418         $12,437     $10,116      $14,633
10/31/2005        9507              10241         $12,121     $ 9,927      $14,517
11/30/2005        9758              10517         $12,561     $10,313      $14,581
12/31/2005        9841              10607         $12,803     $10,322      $14,720
 1/31/2006       10131              10923         $13,406     $10,667      $14,721
 2/28/2006       10124              10923         $13,379     $10,686      $14,770
 3/31/2006       10268              11077         $13,625     $10,871      $14,625
 4/30/2006       10410              11236         $13,882     $10,989      $14,598
 5/31/2006       10127              10933         $13,380     $10,637      $14,583
 6/30/2006       10120              10926         $13,378     $10,656      $14,614
 7/31/2006       10079              10890         $13,331     $10,646      $14,811
 8/31/2006       10296              11121         $13,640     $10,906      $15,038
 9/30/2006       10400              11232         $13,776     $11,150      $15,170
10/31/2006       10712              11574         $14,211     $11,552      $15,270
11/30/2006       10991              11879         $14,615     $11,803      $15,448
12/31/2006       11095              11991         $14,757     $11,944      $15,358
 1/31/2007       11243              12158         $14,951     $12,172      $15,352
 2/28/2007       11258              12174         $14,963     $11,972      $15,588
 3/31/2007       11373              12299         $15,153     $12,096      $15,589
 4/30/2007       11686              12642         $15,607     $12,580      $15,673
 5/31/2007       12028              13009         $16,032     $13,038      $15,554
 6/30/2007       11941              12918         $15,931     $12,794      $15,508
 7/31/2007       11702              12670         $15,653     $12,358      $15,638
 8/31/2007       11732              12702         $15,681     $12,535      $15,829
 9/30/2007       12151              13161         $16,256     $12,992      $15,949
10/31/2007       12519              13564         $16,734     $13,230      $16,093
11/30/2007       12016              13024         $16,110     $12,635      $16,382
12/31/2007       11903              12904         $16,001     $12,558      $16,428
 1/31/2008       11304              12252         $15,142     $11,797      $16,704
 2/29/2008       11171              12110         $15,051     $11,431      $16,727
 3/31/2008       11082              12022         $14,897     $11,363      $16,784
 4/30/2008       11566              12541         $15,548     $11,931      $16,749
 5/31/2008       11776              12775         $15,863     $12,176      $16,626
 6/30/2008       10954              11891         $14,777     $11,171      $16,613
 7/31/2008       10813              11740         $14,626     $11,082      $16,599
 8/31/2008       10813              11731         $14,626     $11,254      $16,757
 9/30/2008        9839              10686         $13,214     $10,196      $16,532
10/31/2008        8211               8918         $11,022     $ 8,387      $16,142
11/30/2008        7755               8427         $10,432     $ 7,725      $16,667
12/31/2008        8124               8831         $10,877     $ 7,873      $17,289
 1/31/2009        7553               8208         $10,174     $ 7,212      $17,136
 2/28/2009        6951               7559         $ 9,383     $ 6,457      $17,072
 3/31/2009        7433               8087         $10,028     $ 7,023      $17,309
 4/30/2009        8220               8935         $11,098     $ 7,762      $17,392
 5/31/2009        8735               9505         $11,793     $ 8,176      $17,518
 6/30/2009        8742               9517         $11,817     $ 8,203      $17,618
 7/31/2009        9341              10162         $12,640     $ 8,842      $17,902
 8/31/2009        9624              10476         $13,056     $ 9,158      $18,087
 9/30/2009       10021              10910         $13,606     $ 9,542      $18,277
10/31/2009        9762              10630         $13,311     $ 9,296      $18,367
11/30/2009       10127              11024         $13,773     $ 9,824      $18,605
12/31/2009       10347              11257         $14,086     $10,104      $18,314
 1/31/2010       10095              10993         $13,758     $ 9,740      $18,594
 2/28/2010       10299              11213         $14,044     $10,070      $18,664

PLEASE SEE FOOTNOTES ON PP 16-17.

              Wells Fargo Advantage Dow Jones Target Date Funds 11


Performance Highlights (Unaudited)

                   WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS (CONTINUED)

GROWTH OF $10,000 INVESTMENTS(10) (AS OF FEBRUARY 28, 2010) (continued)

TARGET 2035 FUND

             WELLS FARGO
              ADVANTAGE
              DOW JONES
             TARGET 2035 -    DOW JONES    RUSSELL   BARCLAYS CAPITAL
               INVESTOR      TARGET 2035     3000     U.S. AGGREGATE
                 CLASS          INDEX       INDEX          BOND
             -------------   -----------   -------   ----------------
 6/29/2007       10000         $10,000     $10,000        $10,000
 6/30/2007       10000         $10,000     $10,000        $10,000
 7/31/2007        9750         $ 9,796     $ 9,659        $10,083
 8/31/2007        9760         $ 9,803     $ 9,798        $10,207
 9/30/2007       10130         $10,186     $10,155        $10,284
10/31/2007       10460         $10,502     $10,341        $10,377
11/30/2007        9990         $10,055     $ 9,876        $10,563
12/31/2007        9892         $ 9,980     $ 9,816        $10,593
 1/31/2008        9341         $ 9,377     $ 9,221        $10,771
 2/29/2008        9241         $ 9,308     $ 8,934        $10,786
 3/31/2008        9162         $ 9,197     $ 8,881        $10,823
 4/30/2008        9613         $ 9,641     $ 9,326        $10,800
 5/31/2008        9824         $ 9,862     $ 9,517        $10,721
 6/30/2008        9080         $ 9,127     $ 8,731        $10,712
 7/31/2008        8959         $ 9,027     $ 8,662        $10,704
 8/31/2008        8949         $ 9,026     $ 8,796        $10,805
 9/30/2008        8091         $ 8,088     $ 7,969        $10,660
10/31/2008        6657         $ 6,637     $ 6,556        $10,409
11/30/2008        6222         $ 6,211     $ 6,038        $10,747
12/31/2008        6523         $ 6,472     $ 6,154        $11,148
 1/31/2009        6026         $ 6,015     $ 5,637        $11,050
 2/28/2009        5499         $ 5,501     $ 5,047        $11,008
 3/31/2009        5925         $ 5,918     $ 5,489        $11,161
 4/30/2009        6615         $ 6,623     $ 6,067        $11,215
 5/31/2009        7071         $ 7,075     $ 6,390        $11,296
 6/30/2009        7075         $ 7,085     $ 6,412        $11,360
 7/31/2009        7616         $ 7,625     $ 6,911        $11,543
 8/31/2009        7861         $ 7,895     $ 7,158        $11,663
 9/30/2009        8216         $ 8,256     $ 7,458        $11,785
10/31/2009        7960         $ 8,050     $ 7,266        $11,844
11/30/2009        8277         $ 8,346     $ 7,679        $11,997
12/31/2009        8513         $ 8,589     $ 7,898        $11,810
 1/31/2010        8267         $ 8,349     $ 7,613        $11,990
 2/28/2010        8451         $ 8,544     $ 7,871        $12,035

TARGET 2040 FUND

                               WELLS FARGO
              WELLS FARGO       ADVANTAGE
               ADVANTAGE        DOW JONES
               DOW JONES      TARGET 2040 -    DOW JONES    RUSSELL   BARCLAYS CAPITAL
                TARGET          INVESTOR      TARGET 2040     3000     U.S. AGGREGATE
             2040 - CLASS A       CLASS          INDEX       INDEX         BOND
             --------------   -------------   -----------   -------   ----------------
 2/29/2000         9423            10000        $10,000     $10,000       $10,000
 3/31/2000        10152            10779        $10,421     $10,783       $10,132
 4/30/2000         9781            10392        $ 9,856     $10,403       $10,103
 5/31/2000         9500            10095        $ 9,609     $10,111       $10,098
 6/30/2000         9876            10502        $ 9,949     $10,411       $10,308
 7/31/2000         9670            10279        $ 9,762     $10,227       $10,402
 8/31/2000        10198            10847        $10,292     $10,985       $10,553
 9/30/2000         9655            10274        $ 9,941     $10,488       $10,619
10/31/2000         9544            10152        $ 9,647     $10,338       $10,689
11/30/2000         8821             9387        $ 8,987     $ 9,385       $10,864
12/31/2000         8913             9485        $ 9,282     $ 9,543       $11,065
 1/31/2001         9178             9770        $ 9,670     $ 9,870       $11,246
 2/28/2001         8378             8920        $ 9,006     $ 8,968       $11,344
 3/31/2001         7843             8356        $ 8,412     $ 8,383       $11,401
 4/30/2001         8432             8983        $ 9,047     $ 9,056       $11,354
 5/31/2001         8421             8971        $ 9,116     $ 9,128       $11,422
 6/30/2001         8205             8749        $ 9,013     $ 8,960       $11,466
 7/31/2001         8070             8606        $ 8,741     $ 8,812       $11,722
 8/31/2001         7637             8144        $ 8,449     $ 8,292       $11,856
 9/30/2001         6956             7420        $ 7,560     $ 7,560       $11,994
10/31/2001         7118             7597        $ 7,856     $ 7,736       $12,245
11/30/2001         7605             8116        $ 8,399     $ 8,332       $12,077
12/31/2001         7681             8202        $ 8,619     $ 8,450       $12,000
 1/31/2002         7517             8023        $ 8,468     $ 8,344       $12,097
 2/28/2002         7418             7919        $ 8,385     $ 8,173       $12,214
 3/31/2002         7714             8237        $ 8,794     $ 8,531       $12,011
 4/30/2002         7363             7873        $ 8,626     $ 8,084       $12,244
 5/31/2002         7309             7809        $ 8,549     $ 7,990       $12,348
 6/30/2002         6811             7281        $ 8,046     $ 7,415       $12,455
 7/31/2002         6328             6764        $ 7,396     $ 6,826       $12,605
 8/31/2002         6361             6805        $ 7,414     $ 6,858       $12,818
 9/30/2002         5708             6110        $ 6,772     $ 6,137       $13,025
10/31/2002         6132             6558        $ 7,120     $ 6,626       $12,966
11/30/2002         6468             6925        $ 7,530     $ 7,027       $12,963
12/31/2002         6144             6581        $ 7,234     $ 6,630       $13,230
 1/31/2003         6016             6446        $ 7,110     $ 6,467       $13,242
 2/28/2003         5917             6334        $ 6,981     $ 6,361       $13,425
 3/31/2003         5920             6342        $ 6,984     $ 6,428       $13,415
 4/30/2003         6360             6814        $ 7,501     $ 6,953       $13,525
 5/31/2003         6739             7221        $ 8,014     $ 7,372       $13,777
 6/30/2003         6817             7309        $ 8,175     $ 7,472       $13,750
 7/31/2003         6850             7345        $ 8,404     $ 7,643       $13,288
 8/31/2003         7001             7510        $ 8,704     $ 7,813       $13,376
 9/30/2003         7029             7540        $ 8,753     $ 7,728       $13,730
10/31/2003         7348             7890        $ 9,295     $ 8,196       $13,602
11/30/2003         7448             7996        $ 9,470     $ 8,308       $13,635
12/31/2003         7808             8390        $ 9,939     $ 8,688       $13,773
 1/31/2004         7954             8551        $10,186     $ 8,870       $13,884
 2/29/2004         8077             8681        $10,388     $ 8,989       $14,035
 3/31/2004         7999             8598        $10,461     $ 8,882       $14,140
 4/30/2004         7819             8408        $10,094     $ 8,699       $13,772
 5/31/2004         7892             8491        $10,173     $ 8,825       $13,717
 6/30/2004         8033             8646        $10,408     $ 9,000       $13,794
 7/31/2004         7752             8342        $10,029     $ 8,660       $13,931
 8/31/2004         7786             8378        $10,108     $ 8,696       $14,197
 9/30/2004         7898             8502        $10,365     $ 8,829       $14,235
10/31/2004         8049             8669        $10,589     $ 8,974       $14,354
11/30/2004         8397             9043        $11,169     $ 9,392       $14,240
12/31/2004         8681             9348        $11,590     $ 9,726       $14,371
 1/31/2005         8466             9119        $11,342     $ 9,467       $14,461
 2/28/2005         8641             9318        $11,671     $ 9,676       $14,376
 3/31/2005         8494             9155        $11,420     $ 9,512       $14,302
 4/30/2005         8330             8986        $11,128     $ 9,306       $14,496
 5/31/2005         8556             9227        $11,479     $ 9,658       $14,652
 6/30/2005         8616             9292        $11,674     $ 9,726       $14,732
 7/31/2005         8912             9612        $12,168     $10,125       $14,598
 8/31/2005         8912             9618        $12,199     $10,028       $14,785
 9/30/2005         9026             9739        $12,498     $10,116       $14,633
10/31/2005         8855             9563        $12,163     $ 9,927       $14,517
11/30/2005         9128             9860        $12,651     $10,313       $14,581
12/31/2005         9204             9944        $12,907     $10,322       $14,720
 1/31/2006         9524            10291        $13,580     $10,667       $14,721
 2/28/2006         9530            10297        $13,546     $10,686       $14,770
 3/31/2006         9696            10479        $13,843     $10,871       $14,625
 4/30/2006         9856            10656        $14,127     $10,989       $14,598
 5/31/2006         9547            10326        $13,542     $10,637       $14,583
 6/30/2006         9545            10322        $13,543     $10,656       $14,614
 7/31/2006         9493            10266        $13,469     $10,646       $14,811
 8/31/2006         9706            10499        $13,799     $10,906       $15,038
 9/30/2006         9806            10613        $13,946     $11,150       $15,170
10/31/2006        10134            10976        $14,432     $11,552       $15,270
11/30/2006        10416            11276        $14,868     $11,803       $15,448
12/31/2006        10543            11420        $15,054     $11,944       $15,358
 1/31/2007        10715            11610        $15,289     $12,172       $15,352
 2/28/2007        10703            11597        $15,265     $11,972       $15,588
 3/31/2007        10840            11747        $15,486     $12,096       $15,589
 4/30/2007        11166            12109        $16,004     $12,580       $15,673
 5/31/2007        11554            12530        $16,522     $13,038       $15,554
 6/30/2007        11465            12439        $16,413     $12,794       $15,508
 7/31/2007        11187            12141        $16,056     $12,358       $15,638
 8/31/2007        11206            12161        $16,059     $12,535       $15,829
 9/30/2007        11642            12636        $16,704     $12,992       $15,949
10/31/2007        12026            13054        $17,236     $13,230       $16,093
11/30/2007        11450            12431        $16,458     $12,635       $16,382
12/31/2007        11324            12305        $16,330     $12,558       $16,428
 1/31/2008        10644            11563        $15,286     $11,797       $16,704
 2/29/2008        10487            11395        $15,164     $11,431       $16,727
 3/31/2008        10389            11297        $14,970     $11,363       $16,784
 4/30/2008        10912            11864        $15,729     $11,931       $16,749
 5/31/2008        11160            12137        $16,110     $12,176       $16,626
 6/30/2008        10283            11176        $14,860     $11,171       $16,613
 7/31/2008        10131            11021        $14,689     $11,082       $16,599
 8/31/2008        10125            11014        $14,687     $11,254       $16,757
 9/30/2008         9107             9911        $13,103     $10,196       $16,532
10/31/2008         7411             8065        $10,656     $ 8,387       $16,142
11/30/2008         6876             7485        $ 9,907     $ 7,725       $16,667
12/31/2008         7206             7844        $10,321     $ 7,873       $17,289
 1/31/2009         6621             7216        $ 9,558     $ 7,212       $17,136
 2/28/2009         6014             6551        $ 8,699     $ 6,457       $17,072
 3/31/2009         6503             7083        $ 9,394     $ 7,023       $17,309
 4/30/2009         7316             7969        $10,581     $ 7,762       $17,392
 5/31/2009         7847             8546        $11,336     $ 8,176       $17,518
 6/30/2009         7844             8546        $11,347     $ 8,203       $17,618
 7/31/2009         8468             9230        $12,257     $ 8,842       $17,902
 8/31/2009         8752             9542        $12,710     $ 9,158       $18,087
 9/30/2009         9170             9996        $13,318     $ 9,542       $18,277
10/31/2009         8872             9675        $12,959     $ 9,296       $18,367
11/30/2009         9240            10078        $13,452     $ 9,824       $18,605
12/31/2009         9539            10396        $13,896     $10,104       $18,314
 1/31/2010         9233            10074        $13,469     $ 9,740       $18,594
 2/28/2010         9462            10321        $13,803     $10,070       $18,664

TARGET 2045 FUND

              WELLS FARGO
               ADVANTAGE
               DOW JONES
             TARGET 2045 -    DOW JONES    RUSSELL   BARCLAYS CAPITAL
                INVESTOR     TARGET 2045     3000     U.S. AGGREGATE
                 CLASS          INDEX       INDEX         BOND
             -------------   -----------   -------   ----------------
 6/29/2007       10000         $10,000     $10,000       $10,000
 6/30/2007       10000         $10,000     $10,000       $10,000
 7/31/2007        9740         $ 9,782     $ 9,659       $10,083
 8/31/2007        9750         $ 9,783     $ 9,798       $10,207
 9/30/2007       10130         $10,177     $10,155       $10,284
10/31/2007       10460         $10,502     $10,341       $10,377
11/30/2007        9970         $10,025     $ 9,876       $10,563
12/31/2007        9860         $ 9,947     $ 9,816       $10,593
 1/31/2008        9270         $ 9,308     $ 9,221       $10,771
 2/29/2008        9170         $ 9,233     $ 8,934       $10,786
 3/31/2008        9083         $ 9,114     $ 8,881       $10,823
 4/30/2008        9544         $ 9,578     $ 9,326       $10,800
 5/31/2008        9765         $ 9,812     $ 9,517       $10,721
 6/30/2008        8991         $ 9,047     $ 8,731       $10,712
 7/31/2008        8860         $ 8,942     $ 8,662       $10,704
 8/31/2008        8850         $ 8,941     $ 8,796       $10,805
 9/30/2008        7971         $ 7,971     $ 7,969       $10,660
10/31/2008        6538         $ 6,474     $ 6,556       $10,409
11/30/2008        6054         $ 6,013     $ 6,038       $10,747
12/31/2008        6352         $ 6,264     $ 6,154       $11,148
 1/31/2009        5835         $ 5,797     $ 5,637       $11,050
 2/28/2009        5298         $ 5,271     $ 5,047       $11,008
 3/31/2009        5734         $ 5,696     $ 5,489       $11,161
 4/30/2009        6453         $ 6,425     $ 6,067       $11,215
 5/31/2009        6909         $ 6,887     $ 6,390       $11,296
 6/30/2009        6906         $ 6,893     $ 6,412       $11,360
 7/31/2009        7476         $ 7,452     $ 6,911       $11,543
 8/31/2009        7731         $ 7,729     $ 7,158       $11,663
 9/30/2009        8102         $ 8,103     $ 7,458       $11,785
10/31/2009        7837         $ 7,881     $ 7,266       $11,844
11/30/2009        8153         $ 8,184     $ 7,679       $11,997
12/31/2009        8427         $ 8,461     $ 7,898       $11,810
 1/31/2010        8140         $ 8,195     $ 7,613       $11,990
 2/28/2010        8345         $ 8,402     $ 7,871       $12,035

TARGET 2050 FUND

               WELLS FARGO
                ADVANTAGE
               DOW JONES
             TARGET 2050 -    DOW JONES    RUSSELL   BARCLAYS CAPITAL
                INVESTOR     TARGET 2050     3000     U.S. AGGREGATE
                 CLASS          INDEX       INDEX         BOND
             -------------   -----------   -------   ----------------
 6/29/2007       10000         $10,000     $10,000        $10,000
 6/30/2007       10000         $10,000     $10,000        $10,000
 7/31/2007        9760         $ 9,782     $ 9,659        $10,083
 8/31/2007        9770         $ 9,783     $ 9,798        $10,207
 9/30/2007       10150         $10,177     $10,155        $10,284
10/31/2007       10480         $10,502     $10,341        $10,377
11/30/2007        9980         $10,025     $ 9,876        $10,563
12/31/2007        9870         $ 9,947     $ 9,816        $10,593
 1/31/2008        9290         $ 9,308     $ 9,221        $10,771
 2/29/2008        9160         $ 9,233     $ 8,934        $10,786
 3/31/2008        9080         $ 9,114     $ 8,881        $10,823
 4/30/2008        9541         $ 9,578     $ 9,326        $10,800
 5/31/2008        9761         $ 9,812     $ 9,517        $10,721
 6/30/2008        8992         $ 9,047     $ 8,731        $10,712
 7/31/2008        8862         $ 8,942     $ 8,662        $10,704
 8/31/2008        8862         $ 8,941     $ 8,796        $10,805
 9/30/2008        7973         $ 7,971     $ 7,969        $10,660
10/31/2008        6499         $ 6,474     $ 6,556        $10,409
11/30/2008        6025         $ 6,013     $ 6,038        $10,747
12/31/2008        6321         $ 6,264     $ 6,154        $11,148
 1/31/2009        5814         $ 5,797     $ 5,637        $11,050
 2/28/2009        5277         $ 5,271     $ 5,047        $11,008
 3/31/2009        5703         $ 5,696     $ 5,489        $11,161
 4/30/2009        6432         $ 6,425     $ 6,067        $11,215
 5/31/2009        6898         $ 6,887     $ 6,390        $11,296
 6/30/2009        6897         $ 6,893     $ 6,412        $11,360
 7/31/2009        7447         $ 7,452     $ 6,911        $11,543
 8/31/2009        7702         $ 7,729     $ 7,158        $11,663
 9/30/2009        8075         $ 8,103     $ 7,458        $11,785
10/31/2009        7810         $ 7,881     $ 7,266        $11,844
11/30/2009        8126         $ 8,184     $ 7,679        $11,997
12/31/2009        8394         $ 8,461     $ 7,898        $11,810
 1/31/2010        8127         $ 8,195     $ 7,613        $11,990
 2/28/2010        8333         $ 8,402     $ 7,871        $12,035

PLEASE SEE FOOTNOTES ON PP 16-17.

              12 Wells Fargo Advantage Dow Jones Target Date Funds


                                              Performance Highlights (Unaudited)

WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS (CONTINUED)

AVERAGE ANNUAL TOTAL RETURNS (%) (AS OF FEBRUARY 28, 2010)

                                                 Including Sales Charge              Excluding Sales Charge          Expense Ratio
                                          ----------------------------------  ----------------------------------  ------------------
TARGET TODAY FUND(1)                      6 Months*  1 Year  5 Year  10 Year  6 Months*  1 Year  5 Year  10 Year  Gross(11)  Net(12)
--------------------                      ---------  ------  ------  -------  ---------  ------  ------  -------  ---------  -------
Class A (STWRX)                             (2.94)     9.45   2.72     3.34      2.97     16.13   3.94     3.95      1.27      0.98
Class B (WFOKX)                             (2.47)    10.23   2.80     3.50      2.53     15.23   3.15     3.50      2.02      1.73
Class C (WFODX)                              1.56     14.30   3.16     3.27      2.56     15.30   3.16     3.27      2.01      1.73
Administrator Class (WFLOX)                                                      3.00     16.30   4.21     4.24      1.09      0.80
Institutional Class (WOTDX)(13)                                                  3.13     16.67   4.46     4.37      0.81      0.45
Investor Class (WFBTX)(13)                                                       3.01     16.33   4.16     4.22      1.36      0.86
Barclays Capital U.S. Aggregate Index(4)                                         3.19      9.32   5.36     6.44
Dow Jones Target Today Index(2)                                                  3.57     17.79   4.77     6.03
Russell 3000(R) Index(3)                                                         9.96     55.96   0.80     0.07


                                                 Including Sales Charge              Excluding Sales Charge          Expense Ratio
                                          ----------------------------------  ----------------------------------  ------------------
TARGET 2010 FUND(5)                       6 Months*  1 Year  5 Year  10 Year  6 Months*  1 Year  5 Year  10 Year  Gross(11)  Net(12)
-------------------                       ---------  ------  ------  -------  ---------  ------  ------  -------  ---------  -------
Class A (STNRX)                             (2.25)    14.64   2.24     2.34     3.75      21.64   3.46     2.95      1.25      1.01
Class B (SPTBX)                             (1.73)    15.69   2.32     2.50     3.27      20.69   2.69     2.50      2.00      1.76
Class C (WFOCX)                              2.30     19.76   2.69     2.27     3.30      20.76   2.69     2.27      2.00      1.76
Administrator Class (WFLGX)                                                     3.75      21.86   3.75     3.23      1.07      0.83
Institutional Class (WFOAX)(13)                                                 3.89      22.15   3.98     3.35      0.80      0.48
Investor Class (WFCTX)(13)                                                      3.73      21.86   3.71     3.20      1.36      0.89
Barclays Capital U.S. Aggregate Index(4)                                        3.19       9.32   5.36     6.44
Dow Jones Target 2010 Index(2)                                                  4.31      23.33   4.33     4.91
Russell 3000(R) Index(3)                                                        9.96      55.96   0.80     0.07

*    Returns for periods of less than one year are not annualized.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - www.wellsfargo.com/advantagefunds.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. ADMINISTRATOR CLASS, INSTITUTIONAL CLASS AND INVESTOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. CURRENTLY CLASS A, B, AND C SHARES ARE CLOSED TO NEW INVESTORS.

Please keep in mind that high double-digit returns were primarily achieved during favorable market conditions. You should not expect that such favorable returns can be consistently achieved. A Fund's performance, especially for very short time periods, should not be the sole factor in making your investment decision.

The target date represents the year in which investors may likely begin withdrawing assets and/or stop making investments in the Fund. The Funds gradually seek to reduce market risk as the target date approaches and after it arrives by decreasing equity exposure and increasing fixed income exposure. The principal value is not guaranteed at any time, including at the target date.

PLEASE SEE FOOTNOTES ON PP 16-17.

             Wells Fargo Advantage Dow Jones Target Date Funds   13


                                              Performance Highlights (Unaudited)

                   WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS (CONTINUED)

AVERAGE ANNUAL TOTAL RETURNS (%) (AS OF FEBRUARY 28, 2010) (continued)

                                                                                                                Expense Ratio
                                                                                                              -----------------
TARGET 2015 FUND                                                         6 Months* 1 Year        Life of Fund Gross(11) Net(12)
----------------                                                         --------- ------        ------------ -------- --------
Administrator Class (WFFFX)                                                 4.50    27.28           (0.04)       1.37     0.84
Institutional Class (WFSCX)                                                 4.55    27.56            0.15        1.06     0.49
Investor Class (WFQEX)                                                      4.47    27.19           (0.05)       1.60     0.90
Dow Jones Target 2015 Index(2)                                              5.00    28.59            0.70
Russell 3000(R) Index(3)                                                    9.96    55.96           (8.59)
Barclays Capital U.S. Aggregate Index(4)                                    3.19     9.32            7.19

                                               Including Sales Charge            Excluding Sales Charge          Expense Ratio
                                         ------------------------------- ------------------------------------ -----------------
TARGET 2020 FUND(6)                      6 Months* 1 Year 5 Year 10 Year 6 Months* 1 Year 5 Year   10 Year    Gross(11) Net(12)
-------------------                      --------- ------ ------ ------- --------- ------ ------ ------------ --------- -------
Class A (STTRX)                           (0.77)    25.83  1.62    1.11     5.26    33.45  2.83      1.71        1.24     1.03
Class B (STPBX)                           (0.14)    27.44  1.69    1.25     4.86    32.44  2.06      1.25        1.99     1.78
Class C (WFLAX)                            3.84     31.35  2.05    1.02     4.84    32.35  2.05      1.02        1.99     1.78
Administrator Class (WFLPX)                                                 5.30    33.64  3.13      1.99        1.06     0.85
Institutional Class (WFOBX)(13)                                             5.52    33.98  3.37      2.14        0.79     0.50
Investor Class (WFDTX)(13)                                                  5.29    33.51  3.10      1.98        1.35     0.91
Russell 3000(R) Index(3)                                                    9.96    55.96  0.80      0.07
Dow Jones Target 2020 Index(2)                                              5.81    34.97  4.05      4.05
Barclays Capital U.S. Aggregate Index(4)                                    3.19     9.32  5.36      6.44

                                                                                                                Expense Ratio
                                                                                                              -----------------
TARGET 2025 FUND                                                         6 Months* 1 Year        Life of Fund Gross(11) Net(12)
----------------                                                         --------- ------        ------------ -------- --------
Administrator Class (WFTRX)                                                 6.22    41.33           (3.60)       1.35     0.85
Institutional Class (WFTYX)                                                 6.30    41.46           (3.43)       1.07     0.50
Investor Class (WFGYX)                                                      6.24    41.19           (3.60)       1.60     0.91
Dow Jones Target 2025 Index(2)                                              6.73    42.54           (3.10)
Russell 3000(R) Index(3)                                                    9.96    55.96           (8.59)
Barclays Capital U.S. Aggregate Index(4)                                    3.19     9.32            7.19

*    Returns for periods of less than one year are not annualized.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond values fall and investors may lose principal value. The use of derivatives may reduce returns and/or increase volatility. Active trading results in increased turnover and trading expenses and may generate higher short-term capital gains. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to foreign investment risk, mortgage- and asset-backed securities risk, smaller company investment risk and allocation methodology risk (risk that the allocation methodology of the Dow Jones Target Date Index, whose total returns the Fund seeks to approximate, before fees and expenses, will not meet an investor's goals). Consult the Fund's prospectus for additional information on these and other risks.

PLEASE SEE FOOTNOTES ON PP 16-17.

              14 Wells Fargo Advantage Dow Jones Target Date Funds


                                              Performance Highlights (Unaudited)

WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS (CONTINUED)

AVERAGE ANNUAL TOTAL RETURNS (%) (AS OF FEBRUARY 28, 2010) (continued)

                                              Including Sales Charge          Excluding Sales Charge       Expense Ratio
                                         ------------------------------- ------------------------------- -----------------
TARGET 2030 FUND(7)                      6 Months* 1 Year 5 Year 10 Year 6 Months* 1 Year 5 Year 10 Year Gross(11) Net(12)
-------------------                      --------- ------ ------ ------- --------- ------ ------ ------- --------- -------
Class A (STHRX)                             0.82    39.61  0.81    0.29     7.01    48.17  2.02   0.89      1.28     1.04
Class B (SGPBX)                             1.55    41.98  0.88    0.44     6.55    46.98  1.26   0.44      2.03     1.79
Class C (WFDMX)                             5.63    46.11  1.27    0.22     6.63    47.11  1.27   0.22      2.02     1.79
Administrator Class (WFLIX)                                                 7.13    48.60  2.33   1.18      1.10     0.86
Institutional Class (WFOOX)(13)                                             7.27    48.76  2.55   1.30      0.83     0.51
Investor Class (WFETX)(13)                                                  7.03    48.33  2.27   1.15      1.39     0.92
Russell 3000(R) Index(3)                                                    9.96    55.96  0.80   0.07
Dow Jones Target 2030 Index(2)                                              7.57    49.69  3.75   3.45
Barclays Capital U.S. Aggregate Index(4)                                    3.19     9.32  5.36   6.44

                                                                                  Expense Ratio
                                                                               -------------------
TARGET 2035 FUND                           6 Months*   1 Year   Life of Fund   Gross(11)   Net(12)
----------------                           ---------   ------   ------------   ---------   -------
Administrator Class (WFQWX)                   7.54      53.96      (6.07)         1.61       0.87
Institutional Class (WFQRX)                   8.11      54.85      (5.77)         1.32       0.52
Investor Class (WFQTX)                        7.51      53.70      (6.11)         1.82       0.93
Dow Jones Target 2035 Index(2)                8.22      55.33      (5.73)
Russell 3000(R) Index(3)                      9.96      55.96      (8.59)
Barclays Capital U.S. Aggregate Index(4)      3.19       9.32       7.19

                                              Including Sales Charge          Excluding Sales Charge       Expense Ratio
                                         ------------------------------- ------------------------------- -----------------
TARGET 2040 FUND(8)                      6 Months* 1 Year 5 Year 10 Year 6 Months* 1 Year 5 Year 10 Year Gross(11) Net(12)
-------------------                      --------- ------ ------ ------- --------- ------ ------ ------- --------- -------
Class A (STFRX)                             1.90    48.33  0.63    (0.55)   8.11    57.33  1.83    0.04     1.31     1.05
Class B (SLPBX)                             2.59    51.01  0.66    (0.40)   7.59    56.01  1.05   (0.40)    2.06     1.80
Class C (WFOFX)                             6.63    55.02  1.06    (0.64)   7.63    56.02  1.06   (0.64)    2.05     1.80
Administrator Class (WFLWX)                                                 8.18    57.54  2.11    0.34     1.13     0.87
Institutional Class (WFOSX)(13)                                             8.31    58.11  2.36    0.47     0.86     0.52
Investor Class (WFFTX)(13)                                                  8.16    57.54  2.07    0.32     1.41     0.93
Russell 3000(R) Index(3)                                                    9.96    55.96  0.80    0.07
Dow Jones Target 2040 Index(2)                                              8.60    58.68  3.41    3.28
Barclays Capital U.S. Aggregate Index(4)                                    3.19     9.32  5.36    6.44

*    Returns for periods of less than one year are not annualized.

PLEASE SEE FOOTNOTES ON PP 16-17.

              Wells Fargo Advantage Dow Jones Target Date Funds 15


Performance Highlights (Unaudited)

                   WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS (CONTINUED)

AVERAGE ANNUAL TOTAL RETURNS (%) (AS OF FEBRUARY 28, 2010) (continued)

                                                                                   Expense Ratio
                                                                               -------------------
TARGET 2045 FUND                           6 Months*   1 Year   Life of Fund   Gross(11)   Net(12)
----------------                           ---------   ------   ------------   ---------   -------
Administrator Class (WFQYX)                   7.99      57.87      (6.44)         2.34       0.87
Institutional Class (WFWFQPX)                 8.15      58.02      (6.27)         2.02       0.52
Investor Class (WFQSX)                        7.95      57.49      (6.56)         2.58       0.93
Dow Jones Target 2045 Index(2)                8.70      59.38      (6.32)
Russell 3000(R) Index(3)                      9.96      55.96      (8.59)
Barclays Capital U.S. Aggregate Index(4)      3.19       9.32       7.19

                                                                                  Expense Ratio
                                                                               -------------------
TARGET 2050 FUND                           6 Months*   1 Year   Life of Fund   Gross(11)   Net(12)
----------------                           ---------   ------   ------------   ---------   -------
Administrator Class (WFQDX)                   8.17      57.99      (6.56)         1.48       0.87
Institutional Class (WFQFX)                   8.32      58.33      (6.34)         1.19       0.52
Investor Class (WFQGX)                        8.19      57.89      (6.61)         1.73       0.93
Dow Jones Target 2050 Index(2)                8.70      59.38      (6.32)
Russell 3000(R) Index(3)                      9.96      55.96      (8.59)
Barclays Capital U.S. Aggregate Index(4)      3.19       9.32       7.19

*    Returns for periods of less than one year are not annualized.

PLEASE SEE FOOTNOTES ON PP 16-17.

              16 Wells Fargo Advantage Dow Jones Target Date Funds


                                              Performance Highlights (Unaudited)

WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS (CONTINUED)

(1.) The Fund has changed the broad-based securities market index to which it compares its performance. The Fund now compares its performance to the Barclays Capital U.S. Aggregate Bond Index. The Fund previously compared its performance to the Dow Jones Target Today Index. In comparison to the previous index, the Barclays Capital U.S. Aggregate Bond Index has a longer performance history. You cannot invest directly in an index.

(2.) The Dow Jones Target Date Indexes (each an "Index" or collectively the
     "Indexes") are a series of indexes designed as benchmarks for multi-asset class portfolios with risk profiles that became more conservative over time. The Index weightings among the major asset classes are adjusted monthly based on a published set of Index rules. The Indexes with longer time horizons have higher allocations to equity securities, while the Indexes with shorter time horizons replace some of their stock allocations with allocations to fixed income securities and money market instruments. The Index returns reflect hypothetical back-tested performance. You cannot invest directly in an Index.

(3.) The Russell 3000 Index measures the performance of the 3,000 largest U.S.
     companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. You cannot invest directly in an Index.

(4.) The Barclays Capital U.S. Aggregate Index includes bonds from the Treasury, government-related, corporate, agency, mortgage-backed securities, and asset-backed securities sectors. You cannot invest directly in an index.

(5.) The Fund has changed the broad-based securities market index to which it compares its performance. The Fund now compares its performance to the Barclays Capital U.S. Aggregate Bond Index. The Fund previously compared its performance to the Dow Jones Target 2010 Index. In comparison to the previous index, the Barclays Capital U.S. Aggregate Bond Index has a longer performance history. You cannot invest directly in an index.

(6.) The Fund has changed the broad-based securities market index to which it compares its performance. The Fund now compares its performance to the Russell 3000(R) Index. The Fund previously compared its performance to the Dow Jones Target 2020 Index. In comparison to the previous index, the Russell 3000(R) Index has a longer performance history. You cannot invest directly in an index.

(7.) The Fund has changed the broad-based securities market index to which it compares its performance. The Fund now compares its performance to the Russell 3000(R) Index. The Fund previously compared its performance to the Dow Jones Target 2030 Index. In comparison to the previous index, the Russell 3000(R) Index has a longer performance history. You cannot invest directly in an index.

(8.) The Fund has changed the broad-based securities market index to which it compares its performance. The Fund now compares its performance to the Russell 3000(R) Index. The Fund previously compared its performance to the Dow Jones Target 2040 Index. In comparison to the previous index, the Russell 3000(R) Index has a longer performance history.

(9.) This chart represents the composite of the portfolio allocations of the Master Portfolios in which the Fund invests and is calculated based on the total investments of the Master Portfolios. Portfolio holdings are subject to change and may have changed since the date specified. See notes to the Financial Statements for a discussion of the Master Portfolio.

(10.) For the Target Today, Target 2010, Target 2020, Target 2030, and Target
     2040 Funds, each chart compares the performance of the Class A and Investor Class shares for the most recent ten years with their respective Dow Jones Target Date Index, the Russell 3000 Index, and the Barclays Capital U.S. Aggregate Index. The charts assume a hypothetical investment of $10,000 in Class A and Investor Class shares and reflect all operating expenses and, for Class A shares, assume the deduction of the maximum initial sales charge of 5.75%.

     For the Target 2015, Target 2025, Target 2035, Target 2045, and Target 2050 Funds, each chart compares the performance of the Investor Class shares for the life of the Fund with their respective Dow Jones Target Date Index, the Russell 3000 Index, and the Barclays Capital U.S. Aggregate Index. The charts assume a hypothetical investment of $10,000 in Investor Class shares and reflect all operating expenses.

(11.) Reflects the gross expense ratio as stated in the prospectus supplement dated August 13, 2009, to the July 1, 2009 prospectuses.

(12.) The investment adviser has contractually committed through June 30, 2010, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

(13.) Performance shown prior to the inception of the Institutional Class on June 30, 2004, reflects the performance of the Administrator Class shares, and includes expenses that are not applicable to and are higher than those of the Institutional Class shares. Performance shown prior to the inception of the Investor Class shares on January 31, 2007, reflects the performance of the Administrator Class shares, adjusted to reflect Investor Class expenses (except during those periods in which expenses of the Investor Class would have been lower than those of the Administrator Class no such adjustment is reflected).

              Wells Fargo Advantage Dow Jones Target Date Funds 17


Fund Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees (if any) and exchange fees (if any); and (2) ongoing costs, including management fees; distribution (12b-1) and/or shareholder servicing fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six month period from September 1, 2009 to February 28, 2010.

ACTUAL EXPENSES

The "Actual" line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Actual" line under the heading entitled "Expenses Paid During Period" for your applicable class of shares to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The "Hypothetical" line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the "Hypothetical" line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                Beginning         Ending        Expenses
                                              Account Value   Account Value    Paid During     Net Annual
                                                09-01-2009      02-28-2010    the Period(1)   Expense Ratio
                                              -------------   -------------   -------------   -------------
TARGET TODAY FUND
CLASS A
   Actual                                       $1,000.00       $1,029.70         $5.08           1.01%
   Hypothetical (5% return before expenses)     $1,000.00       $1,019.79         $5.06           1.01%
CLASS B
   Actual                                       $1,000.00       $1,025.30         $8.89           1.77%
   Hypothetical (5% return before expenses)     $1,000.00       $1,016.02         $8.85           1.77%
CLASS C
   Actual                                       $1,000.00       $1,025.60         $8.54           1.70%
   Hypothetical (5% return before expenses)     $1,000.00       $1,016.36         $8.50           1.70%
ADMINISTRATOR CLASS
   Actual                                       $1,000.00       $1,030.00         $4.08           0.81%
   Hypothetical (5% return before expenses)     $1,000.00       $1,020.78         $4.06           0.81%
INSTITUTIONAL CLASS
   Actual                                       $1,000.00       $1,031.30         $2.47           0.49%
   Hypothetical (5% return before expenses)     $1,000.00       $1,022.36         $2.46           0.49%
INVESTOR CLASS
   Actual                                       $1,000.00       $1,030.10         $4.38           0.87%
   Hypothetical (5% return before expenses)     $1,000.00       $1,020.48         $4.36           0.87%

              18 Wells Fargo Advantage Dow Jones Target Date Funds


                                                       Fund Expenses (Unaudited)

                                                Beginning         Ending        Expenses
                                              Account Value   Account Value    Paid During     Net Annual
                                                09-01-2009      02-28-2010    the Period(1)   Expense Ratio
                                              -------------   -------------   -------------   -------------
TARGET 2010 FUND
CLASS A
   Actual                                       $1,000.00       $1,037.50         $5.20           1.03%
   Hypothetical (5% return before expenses)     $1,000.00       $1,019.69         $5.16           1.03%
CLASS B
   Actual                                       $1,000.00       $1,032.70         $9.02           1.79%
   Hypothetical (5% return before expenses)     $1,000.00       $1,015.92         $8.95           1.79%
CLASS C
   Actual                                       $1,000.00       $1,033.00         $8.97           1.78%
   Hypothetical (5% return before expenses)     $1,000.00       $1,015.97         $8.90           1.78%
ADMINISTRATOR CLASS
   Actual                                       $1,000.00       $1,037.50         $4.24           0.84%
   Hypothetical (5% return before expenses)     $1,000.00       $1,020.63         $4.21           0.84%
INSTITUTIONAL CLASS
   Actual                                       $1,000.00       $1,038.90         $2.73           0.54%
   Hypothetical (5% return before expenses)     $1,000.00       $1,022.12         $2.71           0.54%
INVESTOR CLASS
   Actual                                       $1,000.00       $1,037.30         $4.55           0.90%
   Hypothetical (5% return before expenses)     $1,000.00       $1,020.33         $4.51           0.90%
TARGET 2015 FUND
ADMINISTRATOR CLASS
   Actual                                       $1,000.00       $1,045.00         $4.31           0.85%
   Hypothetical (5% return before expenses)     $1,000.00       $1,020.58         $4.26           0.85%
INSTITUTIONAL CLASS
   Actual                                       $1,000.00       $1,045.50         $2.64           0.52%
   Hypothetical (5% return before expenses)     $1,000.00       $1,022.22         $2.61           0.52%
INVESTOR CLASS
   Actual                                       $1,000.00       $1,044.70         $4.66           0.92%
   Hypothetical (5% return before expenses)     $1,000.00       $1,020.23         $4.61           0.92%
TARGET 2020 FUND
CLASS A
   Actual                                       $1,000.00       $1,052.60         $5.34           1.05%
   Hypothetical (5% return before expenses)     $1,000.00       $1,019.59         $5.26           1.05%
CLASS B
   Actual                                       $1,000.00       $1,048.60         $9.14           1.80%
   Hypothetical (5% return before expenses)     $1,000.00       $1,015.87         $9.00           1.80%
CLASS C
   Actual                                       $1,000.00       $1,048.40         $9.09           1.79%
   Hypothetical (5% return before expenses)     $1,000.00       $1,015.92         $8.95           1.79%
ADMINISTRATOR CLASS
   Actual                                       $1,000.00       $1,053.00         $4.38           0.86%
   Hypothetical (5% return before expenses)     $1,000.00       $1,020.53         $4.31           0.86%
INSTITUTIONAL CLASS
   Actual                                       $1,000.00       $1,055.20         $2.80           0.55%
   Hypothetical (5% return before expenses)     $1,000.00       $1,022.07         $2.76           0.55%
INVESTOR CLASS
   Actual                                       $1,000.00       $1,052.90         $4.68           0.92%
   Hypothetical (5% return before expenses)     $1,000.00       $1,020.23         $4.61           0.92%

              Wells Fargo Advantage Dow Jones Target Date Funds 19


Fund Expenses (Unaudited)

                                                Beginning         Ending        Expenses
                                              Account Value   Account Value    Paid During     Net Annual
                                                09-01-2009      02-28-2010    the Period(1)   Expense Ratio
                                              -------------   -------------   -------------   -------------
TARGET 2025 FUND
ADMINISTRATOR CLASS
   Actual                                       $1,000.00       $1,062.20         $4.50           0.88%
   Hypothetical (5% return before expenses)     $1,000.00       $1,020.43         $4.41           0.88%
INSTITUTIONAL CLASS
   Actual                                       $1,000.00       $1,063.00         $2.66           0.52%
   Hypothetical (5% return before expenses)     $1,000.00       $1,022.22         $2.61           0.52%
INVESTOR CLASS
   Actual                                       $1,000.00       $1,062.40         $4.86           0.95%
   Hypothetical (5% return before expenses)     $1,000.00       $1,020.08         $4.76           0.95%
TARGET 2030 FUND
CLASS A
   Actual                                       $1,000.00       $1,070.10         $5.44           1.06%
   Hypothetical (5% return before expenses)     $1,000.00       $1,019.54         $5.31           1.06%
CLASS B
   Actual                                       $1,000.00       $1,065.50         $9.27           1.81%
   Hypothetical (5% return before expenses)     $1,000.00       $1,015.82         $9.05           1.81%
CLASS C
   Actual                                       $1,000.00       $1,066.30         $9.27           1.81%
   Hypothetical (5% return before expenses)     $1,000.00       $1,015.82         $9.05           1.81%
ADMINISTRATOR CLASS
   Actual                                       $1,000.00       $1,071.30         $4.47           0.87%
   Hypothetical (5% return before expenses)     $1,000.00       $1,020.48         $4.36           0.87%
INSTITUTIONAL CLASS
   Actual                                       $1,000.00       $1,072.70         $2.88           0.56%
   Hypothetical (5% return before expenses)     $1,000.00       $1,022.02         $2.81           0.56%
INVESTOR CLASS
   Actual                                       $1,000.00       $1,070.30         $4.77           0.93%
   Hypothetical (5% return before expenses)     $1,000.00       $1,020.18         $4.66           0.93%
TARGET 2035 FUND
ADMINISTRATOR CLASS
   Actual                                       $1,000.00       $1,075.40         $4.53           0.88%
   Hypothetical (5% return before expenses)     $1,000.00       $1,020.43         $4.41           0.88%
INSTITUTIONAL CLASS
   Actual                                       $1,000.00       $1,081.10         $2.84           0.55%
   Hypothetical (5% return before expenses)     $1,000.00       $1,022.07         $2.76           0.55%
INVESTOR CLASS
   Actual                                       $1,000.00       $1,075.10         $4.84           0.94%
   Hypothetical (5% return before expenses)     $1,000.00       $1,020.13         $4.71           0.94%

              20 Wells Fargo Advantage Dow Jones Target Date Funds


                                                       Fund Expenses (Unaudited)

                                                Beginning         Ending        Expenses
                                              Account Value   Account Value    Paid During     Net Annual
                                                09-01-2009      02-28-2010    the Period(1)   Expense Ratio
                                              -------------   -------------   -------------   -------------
TARGET 2040 FUND
CLASS A
   Actual                                       $1,000.00       $1,081.10         $5.47           1.06%
   Hypothetical (5% return before expenses)     $1,000.00       $1,019.54         $5.31           1.06%
CLASS B
   Actual                                       $1,000.00       $1,075.90         $9.37           1.82%
   Hypothetical (5% return before expenses)     $1,000.00       $1,015.77         $9.10           1.82%
CLASS C
   Actual                                       $1,000.00       $1,076.30         $9.32           1.81%
   Hypothetical (5% return before expenses)     $1,000.00       $1,015.82         $9.05           1.81%
ADMINISTRATOR CLASS
   Actual                                       $1,000.00       $1,081.80         $4.54           0.88%
   Hypothetical (5% return before expenses)     $1,000.00       $1,020.43         $4.41           0.88%
INSTITUTIONAL CLASS
   Actual                                       $1,000.00       $1,083.10         $2.94           0.57%
   Hypothetical (5% return before expenses)     $1,000.00       $1,021.97         $2.86           0.57%
INVESTOR CLASS
   Actual                                       $1,000.00       $1,081.60         $4.85           0.94%
   Hypothetical (5% return before expenses)     $1,000.00       $1,020.13         $4.71           0.94%
TARGET 2045 FUND
ADMINISTRATOR CLASS
   Actual                                       $1,000.00       $1,079.90         $4.54           0.88%
   Hypothetical (5% return before expenses)     $1,000.00       $1,020.43         $4.41           0.88%
INSTITUTIONAL CLASS
   Actual                                       $1,000.00       $1,081.50         $2.89           0.56%
   Hypothetical (5% return before expenses)     $1,000.00       $1,022.02         $2.81           0.56%
INVESTOR CLASS
   Actual                                       $1,000.00       $1,079.50         $4.85           0.94%
   Hypothetical (5% return before expenses)     $1,000.00       $1,020.13         $4.71           0.94%
TARGET 2050 FUND
ADMINISTRATOR CLASS
   Actual                                       $1,000.00       $1,081.70         $4.54           0.88%
   Hypothetical (5% return before expenses)     $1,000.00       $1,020.43         $4.41           0.88%
INSTITUTIONAL CLASS
   Actual                                       $1,000.00       $1,083.20         $2.84           0.55%
   Hypothetical (5% return before expenses)     $1,000.00       $1,022.07         $2.76           0.55%
INVESTOR CLASS
   Actual                                       $1,000.00       $1,081.90         $4.85           0.94%
   Hypothetical (5% return before expenses)     $1,000.00       $1,020.13         $4.71           0.94%

----------
(1.) Expenses are equal to the Fund's annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

              Wells Fargo Advantage Dow Jones Target Date Funds 21


Portfolio of Investments--February 28, 2010

TARGET TODAY FUND

FACE/SHARE
  AMOUNT     SECURITY NAME                                                     VALUE
----------   ----------------------------------------------------------   --------------
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 99.98%
        NA   WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO     $  300,376,556
        NA   WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO                59,388,864
        NA   WELLS FARGO ADVANTAGE SHORT-TERM INVESTMENT PORTFOLIO            27,658,182
TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $378,013,136)        387,423,602
                                                                          --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $378,013,136)*                        99.98%                           387,423,602
OTHER ASSETS AND LIABILITIES, NET            0.02                                 78,146
                                     ------------                         --------------
TOTAL NET ASSETS                           100.00%                        $  387,501,748
                                     ------------                         --------------

* Cost for federal income tax purposes is $379,344,484 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation        $ 14,324,558
Gross unrealized depreciation          (6,245,440)
                                     ------------
Net unrealized appreciation          $  8,079,118

TARGET 2010 FUND

FACE/SHARE
  AMOUNT     SECURITY NAME                                                     VALUE
----------   ----------------------------------------------------------   --------------
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 99.80%
        NA   WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO     $  428,297,294
        NA   WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO               150,913,125
        NA   WELLS FARGO ADVANTAGE SHORT-TERM INVESTMENT PORTFOLIO            23,953,951
TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $589,774,986)        603,164,370
                                                                          --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $589,774,986)*                        99.80%                           603,164,370
OTHER ASSETS AND LIABILITIES, NET            0.20                              1,192,564
                                     ------------                         --------------
TOTAL NET ASSETS                           100.00%                        $  604,356,934
                                     ------------                         --------------

* Cost for federal income tax purposes is $596,843,219 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation        $ 27,359,725
Gross unrealized depreciation         (21,038,574)
                                     ------------
Net unrealized appreciation          $  6,321,151

The accompanying notes are an integral part of these financial statements.

              22 Wells Fargo Advantage Dow Jones Target Date Funds


                                     Portfolio of Investments--February 28, 2010

TARGET 2015 FUND

FACE/SHARE
  AMOUNT     SECURITY NAME                                                     VALUE
----------   ----------------------------------------------------------   --------------
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 99.47%
        NA   WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO     $  195,300,424
        NA   WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO               111,348,635
        NA   WELLS FARGO ADVANTAGE SHORT-TERM INVESTMENT PORTFOLIO            12,648,988
TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $313,914,213)        319,298,047
                                                                          --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $313,914,213)*                        99.47%                           319,298,047
OTHER ASSETS AND LIABILITIES, NET            0.53                              1,703,358
                                     ------------                         --------------
TOTAL NET ASSETS                           100.00%                        $  321,001,405
                                     ------------                         --------------

* Cost for federal income tax purposes is $314,720,893 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation        $  8,763,747
Gross unrealized depreciation          (4,186,593)
                                     ------------
Net unrealized appreciation          $  4,577,154

TARGET 2020 FUND

FACE/SHARE
  AMOUNT     SECURITY NAME                                                     VALUE
----------   ----------------------------------------------------------   --------------
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 99.75%
        NA   WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO     $  640,828,651
        NA   WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO               603,272,039
        NA   WELLS FARGO ADVANTAGE SHORT-TERM INVESTMENT PORTFOLIO            51,157,696
TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $1,274,347,397)    1,295,258,386
                                                                          --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $1,274,347,397)*                      99.75%                         1,295,258,386
OTHER ASSETS AND LIABILITIES, NET            0.25                              3,268,805
                                     ------------                         --------------
TOTAL NET ASSETS                           100.00%                        $1,298,527,191
                                     ------------                         --------------

* Cost for federal income tax purposes is $1,291,239,760 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation        $ 40,881,835
Gross unrealized depreciation         (36,863,209)
                                     ------------
Net unrealized appreciation          $  4,018,626

The accompanying notes are an integral part of these financial statements.

              Wells Fargo Advantage Dow Jones Target Date Funds 23


Portfolio of Investments--February 28, 2010

TARGET 2025 FUND

FACE/SHARE
  AMOUNT     SECURITY NAME                                                     VALUE
----------   ----------------------------------------------------------   --------------
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 100.26%
        NA   WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO     $  421,327,970
        NA   WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO               702,464,866
        NA   WELLS FARGO ADVANTAGE SHORT-TERM INVESTMENT PORTFOLIO            46,044,559
TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $1,151,192,494)    1,169,837,395
                                                                          --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $1,151,192,494)*                     100.26%                         1,169,837,395
OTHER ASSETS AND LIABILITIES, NET           (0.26)                            (2,984,366)
                                     ------------                         --------------
TOTAL NET ASSETS                           100.00%                        $1,166,853,029
                                     ------------                         --------------

* Cost for federal income tax purposes is $1,152,808,130 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation        $ 29,213,023
Gross unrealized depreciation         (12,183,758)
                                     ------------
Net unrealized appreciation          $ 17,029,265

TARGET 2030 FUND

FACE/SHARE
  AMOUNT     SECURITY NAME                                                     VALUE
----------   ----------------------------------------------------------   --------------
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 99.80%
        NA   WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO     $  235,923,798
        NA   WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO               724,299,438
        NA   WELLS FARGO ADVANTAGE SHORT-TERM INVESTMENT PORTFOLIO            39,212,557
TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $978,235,024)        999,435,793
                                                                          --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $978,235,024)*                        99.80%                           999,435,793
OTHER ASSETS AND LIABILITIES, NET            0.20                              2,043,570
                                     ------------                         --------------
TOTAL NET ASSETS                           100.00%                        $1,001,479,363
                                     ------------                         --------------


* Cost for federal income tax purposes is $990,845,190 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation        $ 43,466,543
Gross unrealized depreciation         (34,875,940)
                                     ------------
Net unrealized appreciation          $  8,590,603

The accompanying notes are an integral part of these financial statements.

              24 Wells Fargo Advantage Dow Jones Target Date Funds


                                     Portfolio of Investments--February 28, 2010

TARGET 2035 FUND

FACE/SHARE
  AMOUNT     SECURITY NAME                                                    VALUE
----------   ----------------------------------------------------------   --------------
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 99.71%
        NA   WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO     $   35,687,962
        NA   WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO               210,279,865
        NA   WELLS FARGO ADVANTAGE SHORT-TERM INVESTMENT PORTFOLIO            10,018,619
TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $247,385,497)        255,986,446
                                                                          --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $247,385,497)*                        99.71%                           255,986,446
OTHER ASSETS AND LIABILITIES, NET            0.29                                746,812
                                     ------------                         --------------
TOTAL NET ASSETS                           100.00%                        $  256,733,258
                                     ------------                         --------------

* Cost for federal income tax purposes is $249,959,919 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation        $ 12,626,068
Gross unrealized depreciation          (6,599,541)
                                     ------------
Net unrealized appreciation          $  6,026,527

TARGET 2040 FUND

FACE/SHARE
  AMOUNT     SECURITY NAME                                                     VALUE
----------   ----------------------------------------------------------   --------------
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 99.74%
        NA   WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO     $   54,676,416
        NA   WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO               599,140,100
        NA   WELLS FARGO ADVANTAGE SHORT-TERM INVESTMENT PORTFOLIO            26,588,343
TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $665,922,615)        680,404,859
                                                                          --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $665,922,615)*                        99.74%                           680,404,859
OTHER ASSETS AND LIABILITIES, NET            0.26                              1,789,003
                                     ------------                         --------------
TOTAL NET ASSETS                           100.00%                        $  682,193,862
                                     ------------                         --------------

* Cost for federal income tax purposes is $674,415,835 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation        $ 32,823,320
Gross unrealized depreciation         (26,834,296)
                                     ------------
Net unrealized appreciation          $  5,989,024

The accompanying notes are an integral part of these financial statements.

              Wells Fargo Advantage Dow Jones Target Date Funds 25


Portfolio of Investments--February 28, 2010

TARGET 2045 FUND

FACE/SHARE
  AMOUNT     SECURITY NAME                                                     VALUE
----------   ----------------------------------------------------------   --------------
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 99.34%
        NA   WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO     $    5,067,225
        NA   WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO                70,415,732
        NA   WELLS FARGO ADVANTAGE SHORT-TERM INVESTMENT PORTFOLIO             3,068,359
TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $75,158,051)          78,551,316
                                                                          --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $75,158,051)*                         99.34%                            78,551,316
OTHER ASSETS AND LIABILITIES, NET            0.66                                525,606
                                     ------------                         --------------
TOTAL NET ASSETS                           100.00%                        $   79,076,922
                                     ------------                         --------------

* Cost for federal income tax purposes is $76,794,026 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation        $  4,974,816
Gross unrealized depreciation          (3,217,526)
                                     ------------
Net unrealized appreciation          $  1,757,290

TARGET 2050 FUND

FACE/SHARE
  AMOUNT     SECURITY NAME                                                     VALUE
----------   ----------------------------------------------------------   --------------
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 99.96%
        NA   WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO     $   28,832,617
        NA   WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO               400,665,124
        NA   WELLS FARGO ADVANTAGE SHORT-TERM INVESTMENT PORTFOLIO            17,458,450
TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $431,424,394)        446,956,191
                                                                          --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $431,424,394)*                        99.96%                           446,956,191
OTHER ASSETS AND LIABILITIES, NET            0.04                                174,567
                                     ------------                         --------------
TOTAL NET ASSETS                           100.00%                        $  447,130,758
                                     ------------                         --------------

* Cost for federal income tax purposes is $434,362,039 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation        $ 22,213,338
Gross unrealized depreciation          (9,619,186)
                                     ------------
Net unrealized appreciation          $ 12,594,152

The accompanying notes are an integral part of these financial statements.

              26 Wells Fargo Advantage Dow Jones Target Date Funds


                         Statements of Assets and Liabilities--February 28, 2010

                                                                                Target Today    Target 2010
                                                                                    Fund           Fund
                                                                                ------------   ------------
ASSETS
   Investments in affiliated Master Portfolios at value (see cost below) ....   $387,423,602   $603,164,370
   Receivable for Fund shares issued ........................................      1,121,111      1,709,281
   Prepaid expenses and other assets ........................................         12,762         10,840
                                                                                ------------   ------------
Total assets ................................................................    388,557,475    604,884,491
                                                                                ------------   ------------
LIABILITIES
   Payable for Fund shares redeemed .........................................        965,946        330,384
   Payable to investment advisor and affiliates .............................         85,216        157,199
   Shareholder reports expenses payable .....................................          4,565         39,974
   Accrued expenses and other liabilities ...................................              0              0
                                                                                ------------   ------------
Total liabilities ...........................................................      1,055,727        527,557
                                                                                ------------   ------------
TOTAL NET ASSETS ............................................................   $387,501,748   $604,356,934
                                                                                ============   ============
NET ASSETS CONSIST OF
   Paid-in capital ..........................................................   $380,889,378   $609,273,296
   Undistributed net investment income ......................................      1,676,170      2,494,590
   Accumulated net realized loss on investments .............................     (4,474,266)   (20,800,336)
   Net unrealized appreciation of investments ...............................      9,410,466     13,389,384
                                                                                ------------   ------------
TOTAL NET ASSETS ............................................................   $387,501,748   $604,356,934
                                                                                ============   ============
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE (1)
   Net assets - Class A .....................................................   $ 22,145,163   $ 42,316,148
   Shares outstanding - Class A .............................................      2,206,069      3,515,717
   Net asset value per share - Class A ......................................   $      10.04   $      12.04
   Maximum offering price per share - Class A(2) ............................   $      10.65   $      12.77
   Net assets - Class B .....................................................   $  2,154,976   $  2,715,872
   Shares outstanding - Class B .............................................        209,005        224,540
   Net asset value and offering price per share - Class B ...................   $      10.31   $      12.10
   Net assets - Class C .....................................................   $  5,497,655   $  2,579,845
   Shares outstanding - Class C .............................................        536,470        211,595
   Net asset value and offering price per share - Class C ...................   $      10.25   $      12.19
   Net assets - Administrator Class .........................................   $ 63,796,409   $172,322,122
   Shares outstanding - Administrator Class .................................      6,260,179     14,189,402
   Net asset value and offering price per share - Administrator Class .......   $      10.19   $      12.14
   Net assets - Institutional Class .........................................   $254,512,865   $359,320,002
   Shares outstanding - Institutional Class .................................     24,847,597     29,584,988
   Net asset value and offering price per share - Institutional Class .......   $      10.24   $      12.15
   Net assets - Investor Class ..............................................   $ 39,394,680   $ 25,102,945
   Shares outstanding - Investor Class ......................................      3,857,024      2,070,769
   Net asset value and offering price per share - Investor Class ............   $      10.21   $      12.12
                                                                                ------------   ------------
Investments in affiliated Master Portfolios at cost .........................   $378,013,136   $589,774,986
                                                                                ------------   ------------

(1.) Each Fund has an unlimited number of authorized shares.

(2.) Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

              Wells Fargo Advantage Dow Jones Target Date Funds 27


Statements of Assets and Liabilities--February 28, 2010

 Target 2015     Target 2020      Target 2025      Target 2030     Target 2035    Target 2040
    Fund           Fund              Fund            Fund             Fund           Fund
------------   --------------   --------------   --------------   ------------   ------------
$319,298,047   $1,295,258,386   $1,169,837,395   $  999,435,793   $255,986,446   $680,404,859
   2,565,643        3,907,012        1,671,728        2,669,605      1,033,702      2,287,713
       1,363           10,354                0           10,166          2,866          7,347
------------   --------------   --------------   --------------   ------------   ------------
 321,865,053    1,299,175,752    1,171,509,123    1,002,115,564    257,023,014    682,699,919
------------   --------------   --------------   --------------   ------------   ------------
     731,412          226,565        4,382,034          324,929        156,929        251,323
      65,623          353,351          225,594          268,460         60,239        206,561
      66,613           68,645           44,634           42,812         72,588         48,173
           0                0            3,832                0              0              0
------------   --------------   --------------   --------------   ------------   ------------
     863,648          648,561        4,656,094          636,201        289,756        506,057
------------   --------------   --------------   --------------   ------------   ------------
$321,001,405   $1,298,527,191   $1,166,853,029   $1,001,479,363   $256,733,258   $682,193,862
============   ==============   ==============   ==============   ============   ============
$316,162,921   $1,329,340,006   $1,146,682,364   $1,023,848,682   $248,134,010   $700,067,823
   1,114,227        4,123,338        3,172,064        2,237,521        489,829      1,069,171
  (1,659,577)     (55,847,142)      (1,646,300)     (45,807,609)      (491,530)   (33,425,376)
   5,383,834       20,910,989       18,644,901       21,200,769      8,600,949     14,482,244
------------   --------------   --------------   --------------   ------------   ------------
$321,001,405   $1,298,527,191   $1,166,853,029   $1,001,479,363   $256,733,258   $682,193,862
============   ==============   ==============   ==============   ============   ============
          NA   $   72,653,061               NA   $   55,734,585             NA   $100,278,305
          NA        5,795,498               NA        4,404,972             NA      7,374,417
          NA   $        12.54               NA   $        12.65             NA   $      13.60
          NA   $        13.31               NA   $        13.42             NA   $      14.43
          NA   $    5,029,962               NA   $    3,172,947             NA   $  3,875,811
          NA          405,443               NA          255,575             NA        298,323
          NA   $        12.41               NA   $        12.41             NA   $      12.99
          NA   $    2,752,159               NA   $    1,671,383             NA   $  2,226,400
          NA          220,079               NA          134,494             NA        171,913
          NA   $        12.51               NA   $        12.43             NA   $      12.95
$ 42,190,106   $  342,077,705   $   39,111,256   $  254,339,637   $ 25,950,283   $176,917,245
   4,611,722       26,932,659        4,500,377       19,891,687      3,158,246     12,801,785
$       9.15   $        12.70   $         8.69   $        12.79   $       8.22   $      13.82
$235,806,933   $  822,479,227   $1,057,513,544   $  639,597,605   $170,172,081   $377,937,008
  26,058,758       64,612,406      121,851,035       49,992,436     20,787,955     27,308,171
$       9.05   $        12.73   $         8.68   $        12.79   $       8.19   $      13.84
$ 43,004,366   $   53,535,077   $   70,228,229   $   46,963,206   $ 60,610,894   $ 20,959,093
   4,695,867        4,216,802        8,094,565        3,676,868      7,354,552      1,517,831
$       9.16   $        12.70   $         8.68   $        12.77   $       8.24   $      13.81
------------   --------------   --------------   --------------   ------------   ------------
$313,914,213   $1,274,347,397   $1,151,192,494   $  978,235,024   $247,385,497   $665,922,615
------------   --------------   --------------   --------------   ------------   ------------

              28 Wells Fargo Advantage Dow Jones Target Date Funds


                         Statements of Assets and Liabilities--February 28, 2010

                                                                                 Target 2045    Target 2050
                                                                                     Fund          Fund
                                                                                ------------   ------------
ASSETS
   Investments in affiliated Master Portfolios at value (see cost below) ....   $ 78,551,316   $446,956,191
   Receivable for Fund shares issued ........................................        639,434        778,323
   Prepaid expenses and other assets ........................................          1,503            200
                                                                                ------------   ------------
Total assets ................................................................     79,192,253    447,734,714
                                                                                ------------   ------------
LIABILITIES
   Payable for Fund shares redeemed .........................................         26,657        455,345
   Payable to investment advisor and affiliates .............................         10,418         86,640
   Shareholder reports expenses payable .....................................         78,256         61,971
                                                                                ------------   ------------
Total liabilities ...........................................................        115,331        603,956
                                                                                ------------   ------------
TOTAL NET ASSETS ............................................................   $ 79,076,922   $447,130,758
                                                                                ============   ============
NET ASSETS CONSIST OF
   Paid-in capital ..........................................................   $ 75,826,416   $429,927,308
   Undistributed net investment income ......................................        134,648        825,475
   Accumulated net realized gain (loss) on investments ......................       (277,407)       846,178
   Net unrealized appreciation of investments ...............................      3,393,265     15,531,797
                                                                                ------------   ------------
TOTAL NET ASSETS ............................................................   $ 79,076,922   $447,130,758
                                                                                ============   ============
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE (1)
   Net assets - Administrator Class .........................................   $ 14,948,443   $ 37,853,328
   Shares outstanding - Administrator Class .................................      1,841,639      4,674,237
   Net asset value and offering price per share - Administrator Class .......   $       8.12   $       8.10
   Net assets - Institutional Class .........................................   $ 51,776,303   $389,918,056
   Shares outstanding - Institutional Class .................................      6,409,118     48,125,869
   Net asset value and offering price per share - Institutional Class .......   $       8.08   $       8.10
   Net assets - Investor Class ..............................................   $ 12,352,176   $ 19,359,374
   Shares outstanding - Investor Class ......................................      1,517,016      2,387,757
   Net asset value and offering price per share - Investor Class ............   $       8.14   $       8.11
                                                                                ------------   ------------
Investments in affiliated Master Portfolios at cost .........................   $ 75,158,051   $431,424,394
                                                                                ------------   ------------

The accompanying notes are an integral part of these financial statements.

                                          THIS PAGE IS INTENTIONALLY LEFT BLANK.

              30 Wells Fargo Advantage Dow Jones Target Date Funds


                  Statements of Operations--For the Year Ended February 28, 2010

                                                              Target Today    Target 2010
                                                                  Fund            Fund
                                                              ------------   ------------
INVESTMENT INCOME
   Dividends allocated from affiliated Master
      Portfolios(1) .......................................   $   858,811    $  2,848,661
   Interest allocated from affiliated Master Portfolios ...     7,619,936      13,577,366
   Expenses allocated from affiliated Master Portfolios ...      (819,028)     (1,690,794)
   Waivers allocated from affiliated Master Portfolios ....        98,012         221,243
                                                              -----------    ------------
Total investment income ...................................     7,757,731      14,956,476
                                                              -----------    ------------
EXPENSES
   Advisory fees ..........................................       641,739       1,268,056
   Administration fees
      Fund level ..........................................       128,348         254,964
      Class A .............................................        61,660         118,330
      Class B .............................................         7,865           9,581
      Class C .............................................        14,489           7,282
      Administrator Class .................................        54,467         140,425
      Institutional Class .................................       116,387         242,177
      Investor Class ......................................       101,608          70,295
   Shareholder servicing fees
      Class A .............................................        54,521         105,652
      Class B .............................................         7,023           8,554
      Class C .............................................        12,937           6,287
      Administrator Class .................................       135,957         351,062
      Investor Class ......................................        66,848          46,247
   Accounting fees ........................................        33,672          42,457
   Distribution fees
      Class B .............................................        21,068          25,663
      Class C .............................................        38,810          19,505
   Professional fees ......................................        37,330          36,915
   Registration fees ......................................        52,788          56,887
   Shareholder reports ....................................        23,651          54,552
   Trustees' fees .........................................        12,546          12,546
   Other fees and expenses ................................         9,303          16,545
                                                              -----------    ------------
Total expenses ............................................     1,633,017       2,893,982
                                                              -----------    ------------
LESS
   Waived fees and/or reimbursed expenses .................      (510,240)       (640,531)
   Net expenses ...........................................     1,122,777       2,253,451
                                                              -----------    ------------
Net investment income .....................................     6,634,954      12,703,025
                                                              -----------    ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from securities transactions
   allocated from affiliated Master Portfolios ............    (1,668,409)    (14,946,578)
Net change in unrealized appreciation (depreciation) of
   securities transactions allocated from affiliated
   Master Portfolios ......................................    24,485,820      95,162,315
                                                              -----------    ------------
Net realized and unrealized gain (loss) on investments ....    22,817,411      80,215,737
                                                              -----------    ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ......   $29,452,365    $ 92,918,762
                                                              ===========    ============

1. Net of foreign withholding taxes of ....................   $    31,673    $    141,988

The accompanying notes are an integral part of these financial statements.

              Wells Fargo Advantage Dow Jones Target Date Funds 31


Statements of Operations--For the Year Ended February 28, 2010

Target 2015    Target 2020   Target 2025    Target 2030   Target 2035    Target 2040   Target 2045   Target 2050
    Fund           Fund          Fund           Fund          Fund           Fund          Fund          Fund
-----------   ------------   -----------   ------------   -----------   ------------   -----------   -----------


$ 1,025,945   $ 10,070,921   $ 5,156,101   $ 11,302,449   $ 1,774,907   $  9,108,785   $   644,846   $ 3,332,555
  3,336,638     18,558,244     6,164,744      6,567,658       598,000      1,582,875        98,326       516,282
   (485,553)    (3,493,678)   (1,596,303)    (2,737,745)     (417,918)    (1,898,886)     (140,514)     (740,456)
     71,584        537,758       278,352        491,170        82,100        365,046        28,604       149,616
-----------   ------------   -----------   ------------   -----------   ------------   -----------   -----------
  3,948,614     25,673,245    10,002,894     15,623,532     2,037,089      9,157,820       631,262     3,257,997
-----------   ------------   -----------   ------------   -----------   ------------   -----------   -----------

    376,918      2,453,036     1,148,798      1,854,785       295,115      1,264,082        96,844       519,550

     75,384        505,834       241,361        378,196        59,023        255,012        19,369       103,910
         NA        198,348            NA        162,863            NA        257,660            NA            NA
         NA         15,556            NA          9,588            NA         11,181            NA            NA
         NA          6,294            NA          4,443            NA          5,305            NA            NA
     23,019        274,201        20,373        193,406        10,830        129,107         5,633        25,917
     80,601        499,863       336,793        375,274        61,037        215,084        20,242       140,456
    102,592        129,185       157,163        116,708       115,077         53,785        29,647        24,069

         NA        177,097            NA        145,413            NA        230,053            NA            NA
         NA         13,889            NA          8,561            NA          9,983            NA            NA
         NA          5,620            NA          3,967            NA          4,737            NA            NA
     57,173        685,502        50,932        483,515        26,621        322,767        14,083        64,791
     67,495         84,990       103,397         76,781        75,709         35,385        19,505        15,835
     29,344         80,084        44,792         59,229        34,546         45,180        29,353        34,825

         NA         41,668            NA         25,682            NA         29,949            NA            NA
         NA         16,859            NA         11,902            NA         14,210            NA            NA
     36,409         37,234        36,409         38,086        36,408         37,137        36,407        36,409
     36,212         60,907        33,999         62,147        31,258         56,332        27,297        27,727
      2,322         75,528         2,421         59,486         3,048         29,567         2,584         2,454
     12,546         12,546        12,546         12,546        12,546         12,546        12,546        12,546
      2,948         25,635         2,189         19,171         1,637         14,742         1,171         1,832
-----------   ------------   -----------   ------------   -----------   ------------   -----------   -----------
    902,963      5,399,876     2,191,173      4,101,749       762,855      3,033,804       314,681     1,010,321
-----------   ------------   -----------   ------------   -----------   ------------   -----------   -----------

   (323,997)      (963,969)     (711,309)      (760,413)     (272,716)      (478,817)     (152,688)     (309,934)
    578,966      4,435,907     1,479,864      3,341,336       490,139      2,554,987       161,993       700,387
-----------   ------------   -----------   ------------   -----------   ------------   -----------   -----------
  3,369,648     21,237,338     8,523,030     12,282,196     1,546,950      6,602,833       469,269     2,557,610
-----------   ------------   -----------   ------------   -----------   ------------   -----------   -----------


   (636,177)   (42,346,125)     (250,933)   (35,719,485)      370,744    (27,136,567)      158,404     3,484,720


 15,341,476    276,232,506    36,614,152    272,691,829    22,238,474    211,725,331     9,516,637    33,031,426
-----------   ------------   -----------   ------------   -----------   ------------   -----------   -----------
 14,705,299    233,886,381    36,363,219    236,972,344    22,609,218    184,588,764     9,675,041    36,516,146
-----------   ------------   -----------   ------------   -----------   ------------   -----------   -----------
$18,074,947   $255,123,719   $44,886,249   $249,254,540   $24,156,168   $191,191,597   $10,144,310   $39,073,756
===========   ============   ===========   ============   ===========   ============   ===========   ===========

$    26,536   $    449,474   $   120,914   $    481,816   $    61,941   $    385,878   $    24,494   $   112,689



              32 Wells Fargo Advantage Dow Jones Target Date Funds


                                             Statements of Changes in Net Assets

                                                                        TARGET TODAY FUND
                                                             -------------------------------------
                                                                   For the            For the
                                                                 Year Ended          Year Ended
                                                             February 28, 2010   February 28, 2009
                                                             -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets ..................................     $ 160,314,177       $ 146,979,992
OPERATIONS
   Net investment income .................................         6,634,954           4,650,810
   Net realized loss on investments ......................        (1,668,409)         (1,340,293)
   Net change in unrealized appreciation (depreciation)
      of investments .....................................        24,485,820         (18,041,297)
                                                               -------------       -------------
Net increase (decrease) in net assets resulting from
   operations ............................................        29,452,365         (14,730,780)
                                                               -------------       -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income
      Class A ............................................          (540,913)           (808,055)
      Class B ............................................           (41,425)           (128,704)
      Class C ............................................           (83,874)           (127,764)
      Administrator Class ................................        (1,654,461)         (1,480,685)
      Institutional Class ................................        (3,497,499)         (2,250,697)
      Investor Class .....................................          (681,494)           (241,915)
   Net realized gains
      Class A ............................................                 0            (132,564)
      Class B ............................................                 0             (26,924)
      Class C ............................................                 0             (30,619)
      Administrator Class ................................                 0            (258,535)
      Institutional Class ................................                 0            (422,684)
      Investor Class .....................................                 0             (49,256)
   Return of capital
      Administration Class ...............................                 0                   0
      Institutional Class ................................                 0                   0
      Investor Class .....................................                 0                   0
                                                               -------------       -------------
Total distributions to shareholders ......................        (6,499,666)         (5,958,402)
                                                               -------------       -------------
CAPITAL SHARES TRANSACTIONS
   Proceeds from shares sold - Class A ...................         3,352,127           9,901,851
   Reinvestment of distributions - Class A ...............           504,381             904,794
   Cost of shares redeemed - Class A .....................        (4,568,625)        (17,692,177)
                                                               -------------       -------------
   Net decrease in net assets resulting from capital
      share transactions - Class A .......................          (712,117)         (6,885,532)
                                                               -------------       -------------
   Proceeds from shares sold - Class B ...................             1,459              28,883
   Reinvestment of distributions - Class B ...............            37,527             142,273
   Cost of shares redeemed - Class B .....................        (1,837,390)         (4,288,473)
                                                               -------------       -------------
   Net decrease in net assets resulting from capital
      share transactions - Class B .......................        (1,798,404)         (4,117,317)
                                                               -------------       -------------
   Proceeds from shares sold - Class C ...................         5,378,402              36,123
   Reinvestment of distributions - Class C ...............            72,896             144,812
   Cost of shares redeemed - Class C .....................        (5,321,739)         (1,573,860)
                                                               -------------       -------------
   Net increase (decrease) in net assets resulting from
      capital share transactions - Class C ...............           129,559          (1,392,925)
                                                               -------------       -------------
   Proceeds from shares sold - Administrator Class .......        50,102,154          75,196,220
   Reinvestment of distributions - Administrator Class ...         1,651,452           1,738,449
   Cost of shares redeemed - Administrator Class .........       (36,932,327)        (76,389,886)
                                                               -------------       -------------
   Net increase (decrease) in net assets resulting from
      capital share transactions - Administrator Class ...        14,821,279             544,783
                                                               -------------       -------------
   Proceeds from shares sold - Institutional Class .......       279,413,805         183,033,949
   Reinvestment of distributions - Institutional Class ...         3,482,315           2,655,934
   Cost of shares redeemed - Institutional Class .........      (115,579,978)       (150,833,668)
                                                               -------------       -------------
   Net increase in net assets resulting from capital share
      transactions - Institutional Class .................       167,316,142          34,856,215
                                                               -------------       -------------
   Proceeds from shares sold - Investor Class ............        53,637,040          21,764,635
   Reinvestment of distributions - Investor Class ........           680,925             291,107
   Cost of shares redeemed - Investor Class ..............       (29,839,552)        (11,037,599)
                                                               -------------       -------------
   Net increase in net assets resulting from capital share
      transactions - Investor Class ......................        24,478,413          11,018,143
                                                               -------------       -------------
Net increase in net assets resulting from capital share
      transactions - Total ...............................       204,234,872          34,023,367
                                                               -------------       -------------
NET INCREASE (DECREASE) IN NET ASSETS ....................       227,187,571          13,334,185
                                                               =============       =============
ENDING NET ASSETS ........................................     $ 387,501,748       $ 160,314,177
                                                               =============       =============
Ending balance of undistributed net investment income ....     $   1,676,170       $     967,834
                                                               =============       =============

The accompanying notes are an integral part of these financial statements.

              Wells Fargo Advantage Dow Jones Target Date Funds 33


Statements of Changes in Net Assets

        TARGET 2010 FUND                     TARGET 2015 FUND                      TARGET 2020 FUND
----------------------------------- ----------------------------------- -------------------------------------
     For the           For the           For the            For the           For the             For the
    Year Ended        Year Ended        Year Ended        Year Ended        Year Ended          Year Ended
February 28, 2010 February 28, 2009 February 28, 2010 February 28, 2009 February 28, 2010   February 28, 2009
----------------- ----------------- ----------------- ----------------- -----------------   -----------------

  $ 407,331,133     $ 424,028,803     $  43,098,101      $ 21,691,396    $  692,955,154       $ 753,057,819

     12,703,025        13,065,857         3,369,648           931,370        21,237,338          19,510,432
    (14,946,578)         (557,238)         (636,177)         (470,984)      (42,346,125)         (3,662,201)

     95,162,315       (91,341,916)       15,341,476        (9,942,491)      276,232,506        (262,102,804)
  -------------     -------------     -------------      ------------    --------------       -------------

     92,918,762       (78,833,297)       18,074,947        (9,482,105)      255,123,719        (246,254,573)
  -------------     -------------     -------------      ------------    --------------       -------------


     (1,057,162)       (1,529,344)               NA                NA        (1,369,922)         (2,216,531)
        (54,200)         (141,883)               NA                NA           (75,494)           (116,488)
        (44,121)          (67,135)               NA                NA           (31,660)            (38,242)
     (3,745,656)       (4,089,234)         (371,599)         (405,514)       (5,754,004)         (5,678,157)
     (8,802,258)       (8,417,774)       (1,659,160)         (479,989)      (14,386,319)        (11,981,373)
       (500,875)         (279,129)         (454,979)         (189,922)         (726,148)           (374,880)

         (5,042)         (405,309)               NA                NA           (12,934)           (988,760)
           (331)          (46,692)               NA                NA              (952)            (92,261)
           (309)          (26,028)               NA                NA              (423)            (30,042)
        (18,517)       (1,157,931)                0                 0           (52,402)         (3,188,735)
        (40,264)       (2,339,976)                0                 0          (128,192)         (6,021,897)
         (2,519)          (94,794)                0                 0            (7,917)           (214,698)

              0                 0                 0          (417,470)                0                   0
              0                 0                 0          (547,634)                0                   0
              0                 0                 0          (214,074)                0                   0
  -------------     -------------     -------------      ------------    --------------       -------------
    (14,271,254)      (18,595,229)       (2,485,738)       (2,254,603)      (22,546,367)        (30,942,064)
  -------------     -------------     -------------      ------------    --------------       -------------

      4,667,796        13,300,926                NA                NA         8,284,207          22,643,070
      1,202,383         1,886,236                NA                NA         1,346,173           3,146,198
     (9,821,995)      (26,137,950)               NA                NA       (14,783,422)        (59,693,636)
  -------------     -------------     -------------      ------------    --------------       -------------

     (3,951,816)      (10,950,788)               NA                NA        (5,153,042)        (33,904,368)
  -------------     -------------     -------------      ------------    --------------       -------------
         13,195           187,072                NA                NA            20,759              50,599
         52,139           179,716                NA                NA            70,608             191,913
     (2,261,419)       (4,471,932)               NA                NA        (2,044,783)         (3,638,511)
  -------------     -------------     -------------      ------------    --------------       -------------

     (2,196,085)       (4,105,144)               NA                NA        (1,953,416)         (3,395,999)
  -------------     -------------     -------------      ------------    --------------       -------------
        163,984            89,194                NA                NA           731,791             281,045
         42,624            89,001                NA                NA            26,658              62,657
       (521,989)         (650,773)               NA                NA          (386,137)           (945,224)
  -------------     -------------     -------------      ------------    --------------       -------------

       (315,381)         (472,578)               NA                NA           372,312            (601,522)
  -------------     -------------     -------------      ------------    --------------       -------------
    116,745,121       117,953,540        57,907,762        22,126,735       210,525,487         279,106,598
      3,764,086         5,247,032           370,115           822,984         5,806,308           8,866,890
    (80,048,343)     (123,441,376)      (31,935,378)      (16,208,483)     (135,160,957)       (245,550,912)
  -------------     -------------     -------------      ------------    --------------       -------------

     40,460,864          (240,804)       26,342,499         6,741,236        81,170,838          42,422,576
  -------------     -------------     -------------      ------------    --------------       -------------
    215,363,590       398,326,875       259,692,107        51,789,763       534,724,221         722,227,731
      8,806,122        10,705,020         1,607,882           862,877        14,453,791          17,902,972
   (151,016,538)     (321,207,678)      (55,070,956)      (35,240,931)     (282,270,119)       (536,423,122)
  -------------     -------------     -------------      ------------    --------------       -------------

     73,153,174        87,824,217       206,229,033        17,411,709       266,907,893         203,707,581
  -------------     -------------     -------------      ------------    --------------       -------------
     20,199,265        13,330,662        65,261,800        11,557,436        42,378,982          17,856,451
        496,157           364,822           453,632           403,766           731,756             588,944
     (9,467,885)       (5,019,531)      (35,972,869)       (2,970,734)      (11,460,638)         (9,579,691)
  -------------     -------------     -------------      ------------    --------------       -------------

     11,227,537         8,675,953        29,742,563         8,990,468        31,650,100           8,865,704
  -------------     -------------     -------------      ------------    --------------       -------------

    118,378,293        80,730,856       262,314,095        33,143,413       372,994,685         217,093,972
  -------------     -------------     -------------      ------------    --------------       -------------
    197,025,801       (16,697,670)      277,903,304        21,406,705       605,572,037         (60,102,665)
  =============     =============     =============      ============    ==============       =============
  $ 604,356,934     $ 407,331,133     $ 321,001,405      $ 43,098,101    $1,298,527,191       $ 692,955,154
  =============     =============     =============      ============    ==============       =============
  $   2,494,590     $   2,850,887     $   1,114,227      $      5,690    $    4,123,338       $   3,695,140
  =============     =============     =============      ============    ==============       =============

              34 Wells Fargo Advantage Dow Jones Target Date Funds


                                             Statements of Changes in Net Assets

                                                                 TARGET TODAY FUND
                                                       -------------------------------------
                                                             For the            For the
                                                           Year Ended          Year Ended
                                                       February 28, 2010   February 28, 2009
                                                       -----------------   -----------------
SHARES ISSUED AND REDEEMED
   Shares sold - Class A ...........................          351,258           1,022,911
   Shares issued in reinvestment of
      distributions - Class A ......................           52,281              93,996
   Shares redeemed - Class A .......................         (471,875)         (1,853,465)
                                                          -----------         -----------
   Net decrease in shares outstanding - Class A ....          (68,336)           (736,558)
                                                          -----------         -----------
   Shares sold - Class B ...........................              147               2,949
   Shares issued in reinvestment of distributions
      - Class B ....................................            3,801              14,426
   Shares redeemed - Class B .......................         (187,353)           (439,049)
                                                          -----------         -----------
   Net decrease in shares outstanding - Class B ....         (183,405)           (421,674)
                                                          -----------         -----------
   Shares sold - Class C ...........................          543,004               3,727
   Shares issued in reinvestment of distributions
      - Class C ....................................            7,384              14,785
   Shares redeemed - Class C .......................         (538,151)           (162,025)
                                                          -----------         -----------
   Net increase (decrease) in shares outstanding
      - Class C ....................................           12,237            (143,513)
                                                          -----------         -----------
   Shares sold - Administrator Class ...............        5,106,996           7,633,502
   Shares issued in reinvestment of distributions
      - Administrator Class ........................          167,124             177,924
   Shares redeemed - Administrator Class ...........       (3,784,641)         (7,750,254)
                                                          -----------         -----------
   Net increase (decrease) in shares outstanding
      - Administrator Class ........................        1,489,479              61,172
                                                          -----------         -----------
   Shares sold - Institutional Class ...............       27,810,556          18,834,971
   Shares issued in reinvestment of distributions
      - Institutional Class ........................          350,124             272,598
   Shares redeemed - Institutional Class ...........      (11,771,062)        (15,517,887)
                                                          -----------         -----------
   Net increase in shares outstanding
      - Institutional Class ........................       16,389,618           3,589,682
                                                          -----------         -----------
   Shares sold - Investor Class ....................        5,476,027           2,248,609
   Shares issued in reinvestment of distributions
      - Investor Class .............................           68,874              30,033
   Shares redeemed - Investor Class ................       (3,063,372)         (1,167,718)
                                                          -----------         -----------
   Net increase in shares outstanding
      - Investor Class .............................        2,481,529           1,110,924
                                                          -----------         -----------
   NET INCREASE IN SHARES OUTSTANDING RESULTING FROM
      CAPITAL SHARE TRANSACTIONS ...................       20,121,122           3,460,033
                                                          ===========         ===========

The accompanying notes are an integral part of these financial statements.

              Wells Fargo Advantage Dow Jones Target Date Funds 35


Statements of Changes in Net Assets

          TARGET 2010 FUND                        TARGET 2015 FUND                       TARGET 2020 FUND
-------------------------------------   -------------------------------------   -------------------------------------
      For the             For the             For the             For the             For the            For the
    Year Ended          Year Ended          Year Ended          Year Ended          Year Ended          Year Ended
February 28, 2010   February 28, 2009   February 28, 2010   February 28, 2009   February 28, 2010   February 28, 2009
-----------------   -----------------   -----------------   -----------------   -----------------   -----------------

      413,023           1,123,839                   NA                  NA             718,187           1,759,725

      106,327             161,876                   NA                  NA             115,492             264,190
     (864,849)         (2,223,220)                  NA                  NA          (1,263,932)         (4,835,141)
  -----------         -----------           ----------          ----------         -----------         -----------
     (345,499)           (937,505)                  NA                  NA            (430,253)         (2,811,226)
  -----------         -----------           ----------          ----------         -----------         -----------
        1,136              16,088                   NA                  NA               1,689               3,803

        4,552              15,387                   NA                  NA               6,074              16,754
     (200,557)           (375,022)                  NA                  NA            (180,566)           (285,399)
  -----------         -----------           ----------          ----------         -----------         -----------
     (194,869)           (343,547)                  NA                  NA            (172,803)           (264,842)
  -----------         -----------           ----------          ----------         -----------         -----------
       13,570               7,519                   NA                  NA              59,892              21,094

        3,675               7,618                   NA                  NA               2,274               5,421
      (45,537)            (56,044)                  NA                  NA             (34,091)            (75,339)
  -----------         -----------           ----------          ----------         -----------         -----------

      (28,292)            (40,907)                  NA                  NA              28,075             (48,824)
  -----------         -----------           ----------          ----------         -----------         -----------
   10,075,252          10,080,794            6,610,326           2,401,132          17,875,989          22,819,535

      324,772             449,438               42,099              92,715             490,325             754,584
   (6,996,537)        (10,543,924)          (3,700,009)         (1,766,382)        (11,682,129)        (20,101,795)
  -----------         -----------           ----------          ----------         -----------         -----------

    3,403,487             (13,692)           2,952,416             727,465           6,684,185           3,472,324
  -----------         -----------           ----------          ----------         -----------         -----------
   18,628,813          33,843,250           29,286,147           6,075,882          45,564,854          58,253,127

      759,943             918,834              181,420             101,278           1,213,184           1,512,328
  (13,225,078)        (27,452,090)          (6,450,410)         (4,152,364)        (24,732,569)        (43,468,204)
  -----------         -----------           ----------          ----------         -----------         -----------

    6,163,678           7,309,994           23,017,157           2,024,796          22,045,469          16,297,251
  -----------         -----------           ----------          ----------         -----------         -----------
    1,741,851           1,132,365            7,708,768           1,314,420           3,556,396           1,434,889

       42,879              31,678               51,496              46,540              61,426              50,250
     (816,233)           (441,246)          (4,288,015)           (361,472)           (971,855)           (784,187)
  -----------         -----------           ----------          ----------         -----------         -----------

      968,497             722,797            3,472,249             999,488           2,645,967             700,952
  -----------         -----------           ----------          ----------         -----------         -----------

    9,967,002           6,697,140           29,441,822           3,751,749          30,800,640          17,345,635
  ===========         ===========           ==========          ==========         ===========         ===========

              36 Wells Fargo Advantage Dow Jones Target Date Funds


                                             Statements of Changes in Net Assets

                                                                 TARGET 2025 FUND
                                                       -------------------------------------
                                                            For the             For the
                                                           Year Ended          Year Ended
                                                       February 28, 2010   February 28, 2009
                                                       -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets ............................    $   45,309,412        $ 26,885,451
OPERATIONS
   Net investment income ...........................         8,523,030             924,209
   Net realized gain (loss) on investments .........          (250,933)           (570,841)
   Net change in unrealized appreciation
      (depreciation) of investments ................        36,614,152         (17,626,200)
                                                        --------------        ------------
Net increase (decrease) in net assets resulting
   from operations .................................        44,886,249         (17,272,832)
                                                        --------------        ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income
      Class A ......................................                NA                  NA
      Class B ......................................                NA                  NA
      Class C ......................................                NA                  NA
      Administrator Class ..........................          (312,127)           (200,488)
      Institutional Class ..........................        (4,819,421)           (469,888)
      Investor Class ...............................          (730,879)           (142,889)
   Net realized gains
      Class A ......................................                NA                  NA
      Class B ......................................                NA                  NA
      Class C ......................................                NA                  NA
      Administrator Class ..........................                 0                   0
      Institutional Class ..........................                 0                   0
      Investor Class ...............................                 0                   0
                                                        --------------        ------------
Total distributions to shareholders ................        (5,862,427)           (813,265)
                                                        --------------        ------------
CAPITAL SHARES TRANSACTIONS
   Proceeds from shares sold - Class A .............                NA                  NA
   Reinvestment of distributions - Class A .........                NA                  NA
   Cost of shares redeemed - Class A ...............                NA                  NA
                                                        --------------        ------------
   Net decrease in net assets resulting from
      capital share transactions - Class A .........                NA                  NA
                                                        --------------        ------------
   Proceeds from shares sold - Class B .............                NA                  NA
   Reinvestment of distributions - Class B .........                NA                  NA
   Cost of shares redeemed - Class B ...............                NA                  NA
                                                        --------------        ------------
   Net decrease in net assets resulting from capital
      share transactions - Class B .................                NA                  NA
                                                        --------------        ------------
   Proceeds from shares sold - Class C .............                NA                  NA
   Reinvestment of distributions - Class C .........                NA                  NA
   Cost of shares redeemed - Class C ...............                NA                  NA
                                                        --------------        ------------
   Net increase (decrease) in net assets resulting
      from capital share transactions - Class C ....                NA                  NA
                                                        --------------        ------------
   Proceeds from shares sold - Administrator
      Class ........................................        49,118,341          24,592,037
   Reinvestment of distributions - Administrator
      Class ........................................           312,098             200,488
   Cost of shares redeemed - Administrator
      Class ........................................       (24,378,310)        (18,576,290)
                                                        --------------        ------------
   Net increase in net assets resulting from capital
      share transactions - Administrator Class .....        25,052,129           6,216,235
                                                        --------------        ------------
   Proceeds from shares sold - Institutional
      Class ........................................     1,151,378,468          68,033,886
   Reinvestment of distributions - Institutional
      Class ........................................         4,765,153             408,341
   Cost of shares redeemed - Institutional
      Class ........................................      (150,529,330)        (48,842,342)
                                                        --------------        ------------
   Net increase in net assets resulting from capital
      share transactions - Institutional Class .....     1,005,614,291          19,599,885
                                                        --------------        ------------
   Proceeds from shares sold - Investor Class ......        97,671,905          14,829,910
   Reinvestment of distributions - Investor
      Class ........................................           730,109             142,857
   Cost of shares redeemed - Investor Class ........       (46,548,639)         (4,278,829)
                                                        --------------        ------------
   Net increase in net assets resulting from capital
      share transactions - Investor Class ..........        51,853,375          10,693,938
                                                        --------------        ------------
Net increase in net assets resulting from capital
   share transactions - Total ......................     1,082,519,795          36,510,058
                                                        --------------        ------------
NET INCREASE (DECREASE) IN NET ASSETS ..............     1,121,543,617          18,423,961
                                                        ==============        ============
ENDING NET ASSETS ..................................    $1,166,853,029        $ 45,309,412
                                                        ==============        ============
Ending balance of undistributed net investment
   income ..........................................    $    3,172,064        $    177,890
                                                        --------------        ------------

The accompanying notes are an integral part of these financial statements.

              Wells Fargo Advantage Dow Jones Target Date Funds 37


Statements of Changes in Net Assets

          TARGET 2030 FUND                        TARGET 2035 FUND                       TARGET 2040 FUND
-------------------------------------   -------------------------------------   -------------------------------------
     For the             For the             For the             For the             For the             For the
    Year Ended          Year Ended          Year Ended          Year Ended          Year Ended          Year Ended
February 28, 2010   February 28, 2009   February 28, 2010   February 28, 2009   February 28, 2010   February 28, 2009
-----------------   -----------------   -----------------   -----------------   -----------------   -----------------

  $  446,641,886      $ 542,087,105        $ 27,405,202       $ 14,242,148        $ 288,500,904       $ 403,327,780

      12,282,196         10,789,087           1,546,950            401,226            6,602,833           6,217,489
     (35,719,485)        (5,724,640)            370,744           (319,179)         (27,136,567)         (1,899,731)

     272,691,829       (245,162,786)         22,238,474        (13,375,945)         211,725,331        (197,722,853)
  --------------      -------------        ------------       ------------        -------------       -------------

     249,254,540       (240,098,339)         24,156,168        (13,293,898)         191,191,597        (193,405,095)
  --------------      -------------        ------------       ------------        -------------       -------------


        (764,694)        (1,209,386)                 NA                 NA             (878,338)         (1,555,244)
         (18,167)           (43,010)                 NA                 NA               (9,898)            (53,236)
          (8,884)           (15,784)                 NA                 NA               (5,750)            (19,321)
      (2,839,691)        (2,731,703)           (100,105)           (77,337)          (1,476,202)         (1,489,095)
      (7,873,342)        (6,477,272)           (767,354)          (182,449)          (3,633,012)         (2,770,881)
        (455,346)          (244,469)           (330,235)           (74,789)            (157,282)           (108,009)

         (13,436)          (877,377)                 NA                 NA              (25,199)         (3,078,918)
            (724)           (65,429)                 NA                 NA               (1,072)           (178,763)
            (358)           (24,514)                 NA                 NA                 (572)            (64,209)
         (47,450)        (2,152,796)                  0                  0              (37,898)         (3,015,945)
        (122,437)        (4,453,271)                  0                  0              (85,477)         (5,236,984)
          (8,710)          (211,657)                  0                  0               (4,418)           (255,145)
  --------------      -------------        ------------       ------------        -------------       -------------
     (12,153,239)       (18,506,668)         (1,197,694)          (334,575)          (6,315,118)        (17,825,750)
  --------------      -------------        ------------       ------------        -------------       -------------

       8,210,421         16,946,245                  NA                 NA            6,290,923          17,805,664
         756,264          2,037,410                  NA                 NA              875,504           4,503,742
     (19,853,792)       (37,104,860)                 NA                 NA          (12,155,121)        (37,616,682)
  --------------      -------------        ------------       ------------        -------------       -------------

     (10,887,107)       (18,121,205)                 NA                 NA           (4,988,694)        (15,307,276)
  --------------      -------------        ------------       ------------        -------------       -------------
               0             78,905                  NA                 NA               32,694              13,988
          18,829            107,805                  NA                 NA               10,715             225,464
      (1,366,131)        (1,949,754)                 NA                 NA           (1,500,492)         (3,146,518)
  --------------      -------------        ------------       ------------        -------------       -------------

      (1,347,302)        (1,763,044)                 NA                 NA           (1,457,083)         (2,907,066)
  --------------      -------------        ------------       ------------        -------------       -------------
         125,834            377,973                  NA                 NA              265,654             447,113
           8,222             39,739                  NA                 NA                5,998              79,492
        (290,397)          (689,065)                 NA                 NA             (149,539)         (1,006,812)
  --------------      -------------        ------------       ------------        -------------       -------------

        (156,341)          (271,353)                 NA                 NA              122,113            (480,207)
  --------------      -------------        ------------       ------------        -------------       -------------
     174,143,268        176,220,090          30,380,165         11,086,719          132,875,852         131,495,003

       2,887,095          4,884,437             100,086             77,337            1,514,100           4,505,037

    (101,320,124)      (158,340,435)        (11,364,104)        (7,928,301)         (76,299,530)       (128,647,691)
  --------------      -------------        ------------       ------------        -------------       -------------

      75,710,239         22,764,092          19,116,147          3,235,755           58,090,422           7,352,349
  --------------      -------------        ------------       ------------        -------------       -------------

     473,008,508        507,244,866         184,108,433         47,059,104          314,888,094         331,274,537

       7,967,267         10,881,776             756,787            174,647            3,714,625           7,998,939

    (251,667,914)      (368,104,620)        (43,690,793)       (32,519,914)        (170,718,166)       (237,739,037)
  --------------      -------------        ------------       ------------        -------------       -------------

     229,307,861        150,022,022         141,174,427         14,713,837          147,884,553         101,534,439
  --------------      -------------        ------------       ------------        -------------       -------------
      34,639,485         16,476,762          83,124,701         10,963,943           14,362,754           9,887,852

         463,750            455,789             329,253             74,789              161,536             362,829
      (9,994,409)        (6,403,275)        (37,374,946)        (2,196,797)          (5,359,122)         (4,038,951)
  --------------      -------------        ------------       ------------        -------------       -------------

      25,108,826         10,529,276          46,079,008          8,841,935            9,165,168           6,211,730
  --------------      -------------        ------------       ------------        -------------       -------------

     317,736,176        163,159,788         206,369,582         26,791,527          208,816,479          96,403,969
  --------------      -------------        ------------       ------------        -------------       -------------
     554,837,477        (95,445,219)        229,328,056         13,163,054          393,692,958        (114,826,876)
  ==============      =============        ============       ============        =============       =============
  $1,001,479,363      $ 446,641,886        $256,733,258       $ 27,405,202        $ 682,193,862       $ 288,500,904
  ==============      =============        ============       ============        =============       =============

       2,237,521      $   1,379,850        $    489,829       $     69,762        $   1,069,171       $     484,858
  --------------      -------------        ------------       ------------        -------------       -------------

              38 Wells Fargo Advantage Dow Jones Target Date Funds


                                             Statements of Changes in Net Assets

                                                                                               TARGET 2025 FUND
                                                                                   -------------------------------------
                                                                                         For the             For the
                                                                                       Year Ended          Year Ended
                                                                                   February 28, 2010   February 28, 2009
                                                                                   -----------------   -----------------
SHARES ISSUED AND REDEEMED
   Shares sold - Class A .......................................................               NA                 NA
   Shares issued in reinvestment of distributions - Class A ....................               NA                 NA
   Shares redeemed - Class A ...................................................               NA                 NA
                                                                                      -----------         ----------
   Net decrease in shares outstanding - Class A ................................               NA                 NA
                                                                                      -----------         ----------
   Shares sold - Class B .......................................................               NA                 NA
   Shares issued in reinvestment of distributions - Class B ....................               NA                 NA
   Shares redeemed - Class B ...................................................               NA                 NA
                                                                                      -----------         ----------
   Net decrease in shares outstanding - Class B ................................               NA                 NA
                                                                                      -----------         ----------
   Shares sold - Class C .......................................................               NA                 NA
   Shares issued in reinvestment of distributions - Class C ....................               NA                 NA
   Shares redeemed - Class C ...................................................               NA                 NA
                                                                                      -----------         ----------
   Net increase (decrease) in shares outstanding - Class C .....................               NA                 NA
                                                                                      -----------         ----------
   Shares sold - Administrator Class ...........................................        6,037,906          2,927,971
   Shares issued in reinvestment of distributions - Administrator Class ........           38,176             23,834
   Shares redeemed - Administrator Class .......................................       (3,080,364)        (2,203,173)
                                                                                      -----------         ----------
   Net increase in shares outstanding - Administrator Class ....................        2,995,718            748,632
                                                                                      -----------         ----------
   Shares sold - Institutional Class ...........................................      135,175,913          8,418,735
   Shares issued in reinvestment of distributions - Institutional Class ........          557,529             49,580
   Shares redeemed - Institutional Class .......................................      (18,105,262)        (6,062,976)
                                                                                      -----------         ----------
   Net increase in shares outstanding - Institutional Class ....................      117,628,180          2,405,339
                                                                                      -----------         ----------
   Shares sold - Investor Class ................................................       12,596,763          1,806,671
   Shares issued in reinvestment of distributions - Investor Class .............           89,200             17,375
   Shares redeemed - Investor Class ............................................       (6,121,695)          (549,428)
                                                                                      -----------         ----------
   Net increase in shares outstanding - Investor Class .........................        6,564,268          1,274,618
                                                                                      -----------         ----------
NET INCREASE IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE TRANSACTIONS ...      127,188,166          4,428,589
                                                                                      ===========         ==========

The accompanying notes are an integral part of these financial statements.

              Wells Fargo Advantage Dow Jones Target Date Funds 39


Statements of Changes in Net Assets

           TARGET 2030 FUND                       TARGET 2035 FUND                        TARGET 2040 FUND
-------------------------------------   -------------------------------------   -------------------------------------
    For the               For the            For the            For the              For the            For the
   Year Ended           Year Ended         Year Ended         Year Ended           Year Ended          Year Ended
February 28, 2010   February 28, 2009   February 28, 2010   February 28, 2009   February 28, 2010   February 28, 2009
-----------------   -----------------   -----------------   -----------------   -----------------   -----------------

       752,603           1,344,706                 NA                  NA             550,461            1,234,316
        66,216             179,364                 NA                  NA              72,992              403,996
    (1,678,700)         (2,945,180)                NA                  NA          (1,027,528)          (2,719,805)
   -----------         -----------         ----------          ----------         -----------          -----------
      (859,881)         (1,421,110)                NA                  NA            (404,075)          (1,081,493)
   -----------         -----------         ----------          ----------         -----------          -----------
             0               6,971                 NA                  NA               3,350                1,373
         1,711              10,187                 NA                  NA                 977               21,735
      (126,993)           (158,656)                NA                  NA            (139,886)            (232,080)
   -----------         -----------         ----------          ----------         -----------          -----------
      (125,282)           (141,498)                NA                  NA            (135,559)            (208,972)
   -----------         -----------         ----------          ----------         -----------          -----------
        11,039              26,747                 NA                  NA              21,843               29,527
           755               3,760                 NA                  NA                 546                7,666
       (25,566)            (51,283)                NA                  NA             (13,934)             (70,515)
   -----------         -----------         ----------          ----------         -----------          -----------
       (13,772)            (20,776)                NA                  NA               8,455              (33,322)
   -----------         -----------         ----------          ----------         -----------          -----------
    15,419,490          14,698,127          3,949,090           1,310,738          11,176,543            9,826,631
       248,454             434,184             13,289               9,663             123,044              401,850
    (9,198,775)        (12,940,366)        (1,563,248)           (942,802)         (6,635,622)          (9,327,675)
   -----------         -----------         ----------          ----------         -----------          -----------
     6,469,169           2,191,945          2,399,131             377,599           4,663,965              900,806
   -----------         -----------         ----------          ----------         -----------          -----------
    41,858,296          41,414,485         23,575,495           6,586,583          26,486,139           24,788,862
       680,911             958,253             97,729              22,868             298,292              711,385
   (22,940,200)        (30,148,774)        (5,923,038)         (4,553,720)        (14,826,736)         (17,836,679)
   -----------         -----------         ----------          ----------         -----------          -----------
    19,599,007          12,223,964         17,750,186           2,055,731          11,957,695            7,663,568
   -----------         -----------         ----------          ----------         -----------          -----------
     2,966,080           1,351,482         11,277,247           1,419,881           1,155,980              746,273
        39,742              41,059             43,253               9,892              13,110               32,856
      (862,671)           (534,533)        (5,261,977)           (321,513)           (436,868)            (308,743)
   -----------         -----------         ----------          ----------         -----------          -----------
     2,143,151             858,008          6,058,523           1,108,260             732,222              470,386
   -----------         -----------         ----------          ----------         -----------          -----------
    27,212,392          13,690,533         26,207,840           3,541,590          16,822,703            7,710,973
   ===========         ===========         ==========          ==========         ===========          ===========

              40 Wells Fargo Advantage Dow Jones Target Date Funds


                                             Statements of Changes in Net Assets

                                                                                                      TARGET 2045 FUND
                                                                                           -------------------------------------
                                                                                                 For the            For the
                                                                                               Year Ended         Year Ended
                                                                                           February 28, 2010   February 28, 2009
                                                                                           -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets ................................................................     $ 11,148,406         $  5,834,789
OPERATIONS
   Net investment income ...............................................................          469,269              157,600
   Net realized gain (loss) on investments .............................................          158,404             (114,155)
   Net change in unrealized appreciation (depreciation) of investments .................        9,516,637           (6,022,343)
                                                                                             ------------         ------------
Net increase (decrease) in net assets resulting from operations ........................       10,144,310           (5,978,898)
                                                                                             ------------         ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income
      Administrator Class ..............................................................          (45,051)             (25,223)
      Institutional Class ..............................................................         (269,388)             (89,693)
      Investor Class ...................................................................          (71,651)             (15,023)
   Net realized gains
      Administrator Class ..............................................................          (19,577)                   0
      Institutional Class ..............................................................          (99,799)                   0
      Investor Class ...................................................................          (28,465)                   0
                                                                                             ------------         ------------
Total distributions to shareholders ....................................................         (533,931)            (129,939)
                                                                                             ------------         ------------
CAPITAL SHARES TRANSACTIONS
   Proceeds from shares sold - Administrator Class .....................................       18,563,942            5,429,742
   Reinvestment of distributions - Administrator Class .................................           64,597               25,223
   Cost of shares redeemed - Administrator Class .......................................       (6,609,825)          (3,763,456)
                                                                                             ------------         ------------
   Net increase in net assets resulting from capital share
      transactions - Administrator Class ...............................................       12,018,714            1,691,509
                                                                                             ------------         ------------
   Proceeds from shares sold - Institutional Class .....................................       62,412,688           26,630,040
   Reinvestment of distributions - Institutional Class .................................          366,031               88,876
   Cost of shares redeemed - Institutional Class .......................................      (25,461,641)         (18,404,368)
                                                                                             ------------         ------------
   Net increase in net assets resulting from capital share
      transactions - Institutional Class ...............................................       37,317,078            8,314,548
                                                                                             ------------         ------------
   Proceeds from shares sold - Investor Class ..........................................       24,459,065            1,837,890
   Reinvestment of distributions - Investor Class ......................................           99,985               14,982
   Cost of shares redeemed - Investor Class ............................................      (15,576,705)            (436,475)
                                                                                             ------------         ------------
   Net increase in net assets resulting from capital share
      transactions - Investor Class ....................................................        8,982,345            1,416,397
                                                                                             ------------         ------------
Net increase in net assets resulting from capital share transactions - Total ...........       58,318,137           11,422,454
                                                                                             ------------         ------------
NET INCREASE IN NET ASSETS .............................................................       67,928,516            5,313,617
                                                                                             ============         ============
ENDING NET ASSETS ......................................................................     $ 79,076,922         $ 11,148,406
                                                                                             ============         ============
Ending balance of undistributed net investment income ..................................     $    134,648         $     26,375
                                                                                             ------------         ------------

The accompanying notes are an integral part of these financial statements.

              Wells Fargo Advantage Dow Jones Target Date Funds 41


Statements of Changes in Net Assets

         TARGET 2050 FUND
-------------------------------------
      For the            For the
    Year Ended         Year Ended
February 28, 2010   February 28, 2009
-----------------   -----------------

  $  38,730,228       $ 13,856,846

      2,557,610            474,690
      3,484,720           (325,387)
     33,031,426        (17,119,374)
  -------------       ------------
     39,073,756        (16,970,071)
  -------------       ------------


       (256,670)          (118,725)
     (1,661,920)          (256,721)
        (72,542)            (9,234)
       (133,244)                 0
     (1,501,960)                 0
        (16,894)                 0
  -------------       ------------
     (3,643,230)          (384,680)
  -------------       ------------

     47,103,088         38,294,873
        389,896            118,725
    (29,115,743)       (27,249,829)
  -------------       ------------

     18,377,241         11,163,769
  -------------       ------------
    445,986,748        100,133,629
      3,159,210            256,340
   (112,028,911)       (70,465,586)
  -------------       ------------

    337,117,047         29,924,383
  -------------       ------------
     21,324,082          1,917,159
         89,230              9,185
     (3,937,596)          (786,363)
  -------------       ------------
     17,475,716          1,139,981
  -------------       ------------
    372,970,004         42,228,133
  -------------       ------------
    408,400,530         24,873,382
  =============       ============
  $ 447,130,758       $ 38,730,228
  =============       ============
  $     825,475       $     83,546
  -------------       ------------

              42 Wells Fargo Advantage Dow Jones Target Date Funds


                                             Statements of Changes in Net Assets

                                                                                              TARGET 2045 FUND
                                                                                   -------------------------------------
                                                                                        For the             For the
                                                                                       Year Ended          Year Ended
                                                                                   February 28, 2010   February 28, 2009
                                                                                   -----------------   -----------------
SHARES ISSUED AND REDEEMED
   Shares sold - Administrator Class ...........................................       2,444,483             690,995
   Shares issued in reinvestment of distributions - Administrator Class ........           8,477               3,234
   Shares redeemed - Administrator Class .......................................        (929,082)           (479,802)
                                                                                       ---------          ----------
   Net increase in shares outstanding - Administrator Class ....................       1,523,878             214,427
                                                                                       ---------          ----------
   Shares sold - Institutional Class ...........................................       8,283,176           3,626,914
   Shares issued in reinvestment of distributions - Institutional Class ........          48,162              12,107
   Shares redeemed - Institutional Class .......................................      (3,520,135)         (2,518,626)
                                                                                       ---------          ----------
   Net increase in shares outstanding - Institutional Class ....................       4,811,203           1,120,395
                                                                                       ---------          ----------
   Shares sold - Investor Class ................................................       3,523,235             230,267
   Shares issued in reinvestment of distributions - Investor Class .............          13,129               1,970
   Shares redeemed - Investor Class ............................................      (2,249,817)            (61,437)
                                                                                       ---------          ----------
   Net increase in shares outstanding - Investor Class .........................       1,286,547             170,800
                                                                                       ---------          ----------
NET INCREASE IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE TRANSACTIONS ...       7,621,628           1,505,622
                                                                                       =========          ==========

The accompanying notes are an integral part of these financial statements.

              Wells Fargo Advantage Dow Jones Target Date Funds 43


Statements of Changes in Net Assets

           TARGET 2050 FUND
-------------------------------------
     For the             For the
    Year Ended          Year Ended
February 28, 2010   February 28, 2009
-----------------   -----------------

     6,783,370           5,141,801
        51,890              15,585
    (4,273,254)         (3,638,063)
   -----------         -----------
     2,562,006           1,519,323
   -----------         -----------
    58,396,633          14,305,677
       401,035              34,406
   (15,820,817)        (10,078,404)
   -----------         -----------
    42,976,851           4,261,679
   -----------         -----------
     2,718,963             261,307
        11,458               1,227
      (531,385)           (110,427)
   -----------         -----------
     2,199,036             152,107
   -----------         -----------
    47,737,893           5,933,109
   ===========         ===========

              44 Wells Fargo Advantage Dow Jones Target Date Funds


                                                            Financial Highlights

                                             Beginning                 Net Realized    Distributions
                                             Net Asset       Net      and Unrealized      from Net      Distributions
                                             Value Per   Investment     Gain (Loss)      Investment       from Net
                                               Share       Income     on Investments       Income      Realized Gains
                                             ---------   ----------   --------------   -------------   --------------
TARGET TODAY
Class A
March 1, 2009 to February 28, 2010 .......     $ 8.86      0.22(5)         1.20            (0.24)           0.00
March 1, 2008 to February 28, 2009 .......     $10.10      0.26(5)        (1.15)           (0.29)          (0.06)
March 1, 2007 to February 29, 2008 .......     $10.07      0.35(5)         0.15            (0.36)          (0.11)
March 1, 2006 to February 28, 2007 .......     $10.28      0.33(5)         0.15            (0.30)          (0.39)
March 1, 2005 to February 28, 2006 .......     $10.20      0.20            0.23            (0.20)          (0.15)

Class B
March 1, 2009 to February 28, 2010 .......     $ 9.08      0.16(5)         1.22            (0.15)           0.00
March 1, 2008 to February 28, 2009 .......     $10.33      0.19(5)        (1.17)           (0.21)          (0.06)
March 1, 2007 to February 29, 2008 .......     $10.29      0.28(5)         0.15            (0.28)          (0.11)
March 1, 2006 to February 28, 2007 .......     $10.48      0.25(5)         0.17            (0.22)          (0.39)
March 1, 2005 to February 28, 2006 .......     $10.39      0.13            0.23            (0.12)          (0.15)

Class C
March 1, 2009 to February 28, 2010 .......     $ 9.04      0.15(5)         1.23            (0.17)           0.00
March 1, 2008 to February 28, 2009 .......     $10.30      0.19(5)        (1.18)           (0.21)          (0.06)
March 1, 2007 to February 29, 2008 .......     $10.26      0.28(5)         0.15            (0.28)          (0.11)
March 1, 2006 to February 28, 2007 .......     $10.45      0.25(5)         0.17            (0.22)          (0.39)
March 1, 2005 to February 28, 2006 .......     $10.36      0.13            0.23            (0.12)          (0.15)

Administrator Class
March 1, 2009 to February 28, 2010 .......     $ 9.03      0.25(5)         1.21            (0.30)           0.00
March 1, 2008 to February 28, 2009 .......     $10.29      0.29(5)        (1.17)           (0.32)          (0.06)
March 1, 2007 to February 29, 2008 .......     $10.25      0.38(5)         0.16            (0.39)          (0.11)
March 1, 2006 to February 28, 2007 .......     $10.45      0.37(5)         0.16            (0.34)          (0.39)
March 1, 2005 to February 28, 2006 .......     $10.37      0.23            0.23            (0.23)          (0.15)

Institutional Class
March 1, 2009 to February 28, 2010 .......     $ 9.03      0.27(5)         1.22            (0.28)           0.00
March 1, 2008 to February 28, 2009 .......     $10.29      0.32(5)        (1.18)           (0.34)          (0.06)
March 1, 2007 to February 29, 2008 .......     $10.26      0.41(5)         0.14            (0.41)          (0.11)
March 1, 2006 to February 28, 2007 .......     $10.45      0.39(5)         0.17            (0.36)          (0.39)
March 1, 2005 to February 28, 2006 .......     $10.37      0.26            0.22            (0.25)          (0.15)

Investor Class
March 1, 2009 to February 28, 2010 .......     $ 9.01      0.24(5)         1.22            (0.26)           0.00
March 1, 2008 to February 28, 2009 .......     $10.28      0.28(5)        (1.17)           (0.32)          (0.06)
March 1, 2007 to February 29, 2008 .......     $10.26      0.37(5)         0.15            (0.39)          (0.11)
January 31, 2007(4) to February 28, 2007 .     $10.18      0.04(5)         0.04             0.00            0.00

(1.) Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than one year are not annualized.

(2.) Portfolio turnover rates presented for periods of less than one year are not annualized.

(3.) Portfolio turnover rate is calculated by aggregating the results of multiplying the Fund's investment percentage in the respective Master Portfolio by the corresponding Master Portfolio's portfolio turnover rate.

(4.) Commencement of class operations.

(5.) Calculated based upon average shares outstanding.

(6.) Amount calculated is less than $0.005.

(7.) Includes net expenses allocated from Master Portfolio(s) in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

              Wells Fargo Advantage Dow Jones Target Date Funds 45


Financial Highlights

  Ending     Ratio to Average Net Assets (Annualized)
Net Asset   ------------------------------------------                Portfolio    Net Assets at
Value Per   Net Investment      Gross          Net         Total      Turnover     End of Period
  Share         Income       Expenses(7)   Expenses(7)   Return(1)   Rate(2, 3)   (000's omitted)
---------   --------------   -----------   -----------   ---------   ----------   ---------------


  $10.04         2.29%          1.24%         1.13%       16.13%          91%         $ 22,145
  $ 8.86         2.71%          1.27%         1.15%       (9.06)%         45%         $ 20,151
  $10.10         3.49%          1.25%         1.15%        5.06%          51%         $ 30,416
  $10.07         3.19%          1.28%         1.18%        4.83%         143%         $ 35,375
  $10.28         1.96%          1.38%         1.25%        4.31%          36%         $ 38,547


  $10.31         1.58%          2.00%         1.89%       15.23%          91%         $  2,155
  $ 9.08         1.96%          2.02%         1.90%       (9.73)%         45%         $  3,563
  $10.33         2.74%          2.00%         1.90%        4.21%          51%         $  8,411
  $10.29         2.41%          2.04%         1.94%        4.11%         143%         $ 11,330
  $10.48         1.21%          2.12%         2.00%        3.50%          36%         $ 14,778


  $10.25         1.56%          1.93%         1.82%       15.30%          91%         $  5,498
  $ 9.04         1.97%          2.01%         1.90%       (9.80)%         45%         $  4,741
  $10.30         2.74%          1.99%         1.90%        4.25%          51%         $  6,877
  $10.26         2.41%          2.04%         1.94%        4.11%         143%         $  8,269
  $10.45         1.21%          2.12%         2.00%        3.52%          36%         $ 10,774


  $10.19         2.53%          1.00%         0.82%       16.30%          91%         $ 63,796
  $ 9.03         3.02%          1.09%         0.85%       (8.80)%         45%         $ 43,072
  $10.29         3.71%          1.08%         0.85%        5.39%          51%         $ 48,453
  $10.25         3.52%          1.10%         0.88%        5.17%         143%         $ 16,728
  $10.45         2.26%          1.18%         0.95%        4.55%          36%         $ 14,042


  $10.24         2.73%          0.72%         0.53%       16.67%          91%         $254,513
  $ 9.03         3.26%          0.82%         0.62%       (8.60)%         45%         $ 76,391
  $10.29         3.96%          0.81%         0.62%        5.52%          51%         $ 50,105
  $10.26         3.80%          0.82%         0.66%        5.49%         143%         $ 20,338
  $10.45         2.46%          0.93%         0.75%        4.76%          36%         $  9,721


  $10.21         2.41%          1.28%         0.89%       16.33%          91%         $ 39,395
  $ 9.01         2.97%          1.37%         0.91%       (8.93)%         45%         $ 12,397
  $10.28         3.58%          1.40%         0.91%        5.21%          51%         $  2,719
  $10.26         3.81%          1.36%         0.88%        0.79%         143%         $     17

              46 Wells Fargo Advantage Dow Jones Target Date Funds


                                                            Financial Highlights

                                             Beginning                 Net Realized    Distributions
                                             Net Asset       Net      and Unrealized      from Net      Distributions
                                             Value Per   Investment     Gain (Loss)      Investment       from Net
                                               Share       Income     on Investments       Income      Realized Gains
                                             ---------   ----------   --------------   -------------   --------------
TARGET 2010
Class A
March 1, 2009 to February 28, 2010 .......     $10.15      0.25(5)         1.93            (0.29)          0.00(6)
March 1, 2008 to February 28, 2009 .......     $12.71      0.31(5)        (2.42)           (0.35)         (0.10)
March 1, 2007 to February 29, 2008 .......     $12.68      0.38(5)         0.20            (0.39)         (0.16)
March 1, 2006 to February 28, 2007 .......     $12.91      0.36(5)         0.45            (0.33)         (0.71)
March 1, 2005 to February 28, 2006 .......     $12.48      0.23            0.44            (0.21)         (0.03)

Class B
March 1, 2009 to February 28, 2010 .......     $10.18      0.17(5)         1.93            (0.18)          0.00(6)
March 1, 2008 to February 28, 2009 .......     $12.73      0.22(5)        (2.42)           (0.25)         (0.10)
March 1, 2007 to February 29, 2008 .......     $12.70      0.29(5)         0.18            (0.28)         (0.16)
March 1, 2006 to February 28, 2007 .......     $12.92      0.26(5)         0.46            (0.23)         (0.71)
March 1, 2005 to February 28, 2006 .......     $12.48      0.14            0.44            (0.11)         (0.03)

Class C
March 1, 2009 to February 28, 2010 .......     $10.27      0.16(5)         1.96            (0.20)          0.00(6)
March 1, 2008 to February 28, 2009 .......     $12.85      0.22(5)        (2.45)           (0.25)         (0.10)
March 1, 2007 to February 29, 2008 .......     $12.82      0.29(5)         0.19            (0.29)         (0.16)
March 1, 2006 to February 28, 2007 .......     $13.04      0.26(5)         0.45            (0.22)         (0.71)
March 1, 2005 to February 28, 2006 .......     $12.59      0.14            0.45            (0.11)         (0.03)

Administrator Class
March 1, 2009 to February 28, 2010 .......     $10.24      0.27(5)         1.95            (0.32)          0.00(6)
March 1, 2008 to February 28, 2009 .......     $12.82      0.34(5)        (2.44)           (0.38)         (0.10)
March 1, 2007 to February 29, 2008 .......     $12.79      0.42(5)         0.20            (0.43)         (0.16)
March 1, 2006 to February 28, 2007 .......     $13.01      0.40(5)         0.45            (0.36)         (0.71)
March 1, 2005 to February 28, 2006 .......     $12.57      0.26            0.46            (0.25)         (0.03)

Institutional Class
March 1, 2009 to February 28, 2010 .......     $10.24      0.31(5)         1.95            (0.35)          0.00(6)
March 1, 2008 to February 28, 2009 .......     $12.81      0.37(5)        (2.43)           (0.41)         (0.10)
March 1, 2007 to February 29, 2008 .......     $12.78      0.44(5)         0.21            (0.46)         (0.16)
March 1, 2006 to February 28, 2007 .......     $13.01      0.44(5)         0.43            (0.39)         (0.71)
March 1, 2005 to February 28, 2006 .......     $12.57      0.28            0.46            (0.27)         (0.03)

Investor Class
March 1, 2009 to February 28, 2010 .......     $10.22      0.27(5)         1.94            (0.31)          0.00(6)
March 1, 2008 to February 28, 2009 .......     $12.80      0.33(5)        (2.43)           (0.38)         (0.10)
March 1, 2007 to February 29, 2008 .......     $12.78      0.40(5)         0.21            (0.43)         (0.16)
January 31, 2007(4) to February 28,
   2007 ..................................     $12.66      0.04(5)         0.08             0.00           0.00

TARGET 2015
Administrator Class
March 1, 2009 to February 28, 2010 .......     $ 7.31      0.17(5)         1.82            (0.15)          0.00
March 1, 2008 to February 28, 2009 .......     $10.04      0.24(5)        (2.37)           (0.30)          0.00
June 29, 2007(4) to February 29, 2008 ....     $10.00      0.20(5)        (0.11)           (0.05)          0.00

Institutional Class
March 1, 2009 to February 28, 2010 .......     $ 7.23      0.21(5)         1.77            (0.16)          0.00
March 1, 2008 to February 28, 2009 .......     $ 9.92      0.25(5)        (2.33)           (0.31)          0.00
June 29, 2007(4) to February 29, 2008 ....     $10.00      0.19(5)        (0.10)           (0.17)          0.00

Investor Class
March 1, 2009 to February 28, 2010 .......     $ 7.32      0.15(5)         1.83            (0.14)          0.00
March 1, 2008 to February 28, 2009 .......     $10.03      0.22(5)        (2.34)           (0.29)          0.00
June 29, 2007(4) to February 29, 2008 ....     $10.00      0.19(5)        (0.10)           (0.06)          0.00

The accompanying notes are an integral part of these financial statements.

              Wells Fargo Advantage Dow Jones Target Date Funds 47


Financial Highlights

              Ending     Ratio to Average Net Assets (Annualized)
            Net Asset   ------------------------------------------                Portfolio    Net Assets at
Return of   Value Per   Net Investment      Gross          Net         Total      Turnover     End of Period
 Capital      Share         Income       Expenses(7)   Expenses(7)   Return(1)   Rate(2, 3)   (000's omitted)
---------   ---------   --------------   -----------   -----------   ---------   ----------   ---------------


   0.00       $12.04         2.16%          1.16%         1.10%        21.64%        86%          $ 42,316
   0.00       $10.15         2.62%          1.25%         1.18%       (16.98)%       43%          $ 39,175
   0.00       $12.71         2.99%          1.25%         1.18%         4.67%        61%          $ 60,969
   0.00       $12.68         2.78%          1.27%         1.20%         6.40%       152%          $ 69,835
   0.00       $12.91         1.72%          1.33%         1.25%         5.39%        38%          $ 74,437


   0.00       $12.10         1.45%          1.92%         1.86%        20.69%        86%          $  2,716
   0.00       $10.18         1.87%          2.00%         1.93%       (17.58)%       43%          $  4,269
   0.00       $12.73         2.25%          2.00%         1.93%         3.81%        61%          $  9,715
   0.00       $12.70         2.01%          2.02%         1.96%         5.65%       152%          $ 15,211
   0.00       $12.92         0.98%          2.08%         2.00%         4.64%        38%          $ 19,711


   0.00       $12.19         1.42%          1.91%         1.85%        20.76%        86%          $  2,580
   0.00       $10.27         1.87%          2.00%         1.93%       (17.59)%       43%          $  2,464
   0.00       $12.85         2.23%          2.00%         1.93%         3.81%        61%          $  3,609
   0.00       $12.82         2.02%          2.02%         1.96%         5.59%       152%          $  4,194
   0.00       $13.04         0.97%          2.08%         2.00%         4.69%        38%          $  4,729


   0.00       $12.14         2.36%          0.98%         0.86%        21.86%        86%          $172,322
   0.00       $10.24         2.92%          1.07%         0.88%       (16.73)%       43%          $110,425
   0.00       $12.82         3.26%          1.07%         0.88%         4.95%        61%          $138,418
   0.00       $12.79         3.09%          1.09%         0.90%         6.75%       152%          $ 99,261
   0.00       $13.01         2.02%          1.14%         0.95%         5.76%        38%          $ 87,473


   0.00       $12.15         2.63%          0.71%         0.59%        22.15%        86%          $359,320
   0.00       $10.24         3.15%          0.80%         0.65%       (16.47)%       43%          $239,731
   0.00       $12.81         3.45%          0.81%         0.65%         5.18%        61%          $206,461
   0.00       $12.78         3.41%          0.81%         0.67%         6.89%       152%          $ 80,427
   0.00       $13.01         2.23%          0.88%         0.75%         5.97%        38%          $ 25,023


   0.00       $12.12         2.27%          1.26%         0.92%        21.86%        86%          $ 25,103
   0.00       $10.22         2.86%          1.36%         0.94%       (16.78)%       43%          $ 11,265
   0.00       $12.80         3.10%          1.39%         0.94%         4.89%        61%          $  4,856
   0.00       $12.78         3.30%          1.36%         0.88%         0.95%       152%          $    166


   0.00       $ 9.15         1.89%          1.03%         0.86%        27.28%        77%          $ 42,190
  (0.30)      $ 7.31         2.69%          1.37%         0.89%       (22.21)%       41%          $ 12,138
   0.00       $10.04         2.90%          3.58%         0.56%         0.88%        54%          $  9,354


   0.00       $ 9.05         2.43%          0.72%         0.54%        27.56%        77%          $235,807
  (0.30)      $ 7.23         2.91%          1.06%         0.66%       (22.00)%       41%          $ 22,002
   0.00       $ 9.92         2.91%          3.71%         0.53%         0.92%        54%          $ 10,088


   0.00       $ 9.16         1.75%          1.31%         0.93%        27.19%        77%          $ 43,004
  (0.30)      $ 7.32         2.62%          1.60%         0.95%       (22.15)%       41%          $  8,959
   0.00       $10.03         2.85%          3.79%         0.60%         0.85%        54%          $  2,249

              48 Wells Fargo Advantage Dow Jones Target Date Funds


                                                            Financial Highlights

                                             Beginning                    Net Realized    Distributions
                                             Net Asset        Net        and Unrealized      from Net      Distributions
                                             Value Per     Investment      Gain (Loss)      Investment       from Net
                                               Share     Income (Loss)   on Investments       Income      Realized Gains
                                             ---------   -------------   --------------   -------------   --------------
TARGET 2020
Class A
March 1, 2009 to February 28, 2010 .......     $ 9.58       0.21(5)           2.97            (0.22)          0.00(6)
March 1, 2008 to February 28, 2009 .......     $13.78       0.26(5)          (4.04)           (0.27)         (0.15)
March 1, 2007 to February 29, 2008 .......     $14.22       0.33(5)          (0.08)           (0.32)         (0.37)
March 1, 2006 to February 28, 2007 .......     $14.24       0.28(5)           1.04            (0.27)         (1.07)
March 1, 2005 to February 28, 2006 .......     $13.44       0.19              0.80            (0.19)          0.00

Class B
March 1, 2009 to February 28, 2010 .......     $ 9.50       0.12(5)           2.95            (0.16)          0.00(6)
March 1, 2008 to February 28, 2009 .......     $13.66       0.17(5)          (4.01)           (0.17)         (0.15)
March 1, 2007 to February 29, 2008 .......     $14.09       0.20(5)          (0.06)           (0.20)         (0.37)
March 1, 2006 to February 28, 2007 .......     $14.12       0.18(5)           1.02            (0.16)         (1.07)
March 1, 2005 to February 28, 2006 .......     $13.33       0.10              0.77            (0.08)          0.00

Class C
March 1, 2009 to February 28, 2010 .......     $ 9.58       0.12(5)           2.98            (0.17)          0.00(6)
March 1, 2008 to February 28, 2009 .......     $13.78       0.17(5)          (4.05)           (0.17)         (0.15)
March 1, 2007 to February 29, 2008 .......     $14.21       0.21(5)          (0.06)           (0.21)         (0.37)
March 1, 2006 to February 28, 2007 .......     $14.23       0.18(5)           1.03            (0.16)         (1.07)
March 1, 2005 to February 28, 2006 .......     $13.43       0.09              0.79            (0.08)          0.00

Administrator Class
March 1, 2009 to February 28, 2010 .......     $ 9.71       0.23(5)           3.01            (0.25)          0.00(6)
March 1, 2008 to February 28, 2009 .......     $13.96       0.30(5)          (4.09)           (0.31)         (0.15)
March 1, 2007 to February 29, 2008 .......     $14.39       0.36(5)          (0.06)           (0.36)         (0.37)
March 1, 2006 to February 28, 2007 .......     $14.40       0.33(5)           1.04            (0.31)         (1.07)
March 1, 2005 to February 28, 2006 .......     $13.58       0.23              0.82            (0.23)          0.00

Institutional Class
March 1, 2009 to February 28, 2010 .......     $ 9.73       0.27(5)           3.01            (0.28)          0.00(6)
March 1, 2008 to February 28, 2009 .......     $13.98       0.32(5)          (4.08)           (0.34)         (0.15)
March 1, 2007 to February 29, 2008 .......     $14.41       0.39(5)          (0.06)           (0.39)         (0.37)
March 1, 2006 to February 28, 2007 .......     $14.41       0.36(5)           1.05            (0.34)         (1.07)
March 1, 2005 to February 28, 2006 .......     $13.60       0.25              0.81            (0.25)          0.00

Investor Class
March 1, 2009 to February 28, 2010 .......     $ 9.71       0.22(5)           3.02            (0.25)          0.00(6)
March 1, 2008 to February 28, 2009 .......     $13.96       0.29(5)          (4.08)           (0.31)         (0.15)
March 1, 2007 to February 29, 2008 .......     $14.40       0.33(5)          (0.03)           (0.37)         (0.37)
January 31, 2007(4) to February 28,
   2007 ..................................     $14.30       0.02(5)           0.08             0.00           0.00

TARGET 2025
Administrator Class
March 1, 2009 to February 28, 2010 .......     $ 6.25      (0.04)(5)          2.61            (0.13)          0.00
March 1, 2008 to February 28, 2009 .......     $ 9.53       0.20(5)          (3.29)           (0.19)          0.00
June 29, 2007(4) to February 29, 2008 ....     $10.00       0.14(5)          (0.57)           (0.04)          0.00

Institutional Class
March 1, 2009 to February 28, 2010 .......     $ 6.24       0.18(5)           2.39            (0.13)          0.00
March 1, 2008 to February 28, 2009 .......     $ 9.49       0.20(5)          (3.26)           (0.19)          0.00
June 29, 2007(4) to February 29, 2008 ....     $10.00       0.14(5)          (0.55)           (0.10)          0.00

Investor Class
March 1, 2009 to February 28, 2010 .......     $ 6.25      (0.08)(5)          2.64            (0.13)          0.00
March 1, 2008 to February 28, 2009 .......     $ 9.51       0.18(5)          (3.26)           (0.18)          0.00
June 29, 2007(4) to February 29, 2008 ....     $10.00       0.14(5)          (0.57)           (0.06)          0.00

The accompanying notes are an integral part of these financial statements.

              Wells Fargo Advantage Dow Jones Target Date Funds 49


Financial Highlights

  Ending     Ratio to Average Net Assets (Annualized)
Net Asset   ------------------------------------------                Portfolio    Net Assets at
Value Per   Net Investment      Gross          Net         Total      Turnover     End of Period
  Share      Income (Loss)   Expenses(7)   Expenses(7)   Return(1)   Rate(2, 3)   (000's omitted)
---------   --------------   -----------   -----------   ---------   ----------   ---------------


  $12.54         1.77%          1.15%         1.11%        33.45%        66%         $   72,653
  $ 9.58         2.10%          1.25%         1.20%       (27.90)%       38%         $   59,671
  $13.78         2.17%          1.27%         1.20%         1.60%        48%         $  124,555
  $14.22         1.98%          1.28%         1.22%         9.49%       135%         $  152,049
  $14.24         1.39%          1.32%         1.25%         7.44%        30%         $  155,896


  $12.41         1.04%          1.90%         1.86%        32.44%        66%         $    5,030
  $ 9.50         1.36%          2.00%         1.95%       (28.43)%       38%         $    5,495
  $13.66         1.43%          2.02%         1.95%         0.87%        48%         $   11,516
  $14.09         1.23%          2.03%         1.97%         8.67%       135%         $   16,841
  $14.12         0.66%          2.06%         2.00%         6.58%        30%         $   18,833


  $12.51         1.00%          1.90%         1.86%        32.35%        66%         $    2,752
  $ 9.58         1.36%          2.00%         1.95%       (28.46)%       38%         $    1,840
  $13.78         1.42%          2.02%         1.95%         0.90%        48%         $    3,318
  $14.21         1.23%          2.03%         1.97%         8.67%       135%         $    4,083
  $14.23         0.65%          2.07%         2.00%         6.64%        30%         $    3,887


  $12.70         1.96%          0.97%         0.88%        33.64%        66%         $  342,078
  $ 9.71         2.42%          1.07%         0.90%       (27.66)%       38%         $  196,606
  $13.96         2.44%          1.09%         0.90%         1.96%        48%         $  234,169
  $14.39         2.28%          1.10%         0.92%         9.77%       135%         $  176,133
  $14.40         1.69%          1.12%         0.95%         7.83%        30%         $  148,494


  $12.73         2.22%          0.69%         0.60%        33.98%        66%         $  822,479
  $ 9.73         2.63%          0.81%         0.67%       (27.46)%       38%         $  414,090
  $13.98         2.63%          0.82%         0.67%         2.18%        48%         $  367,360
  $14.41         2.48%          0.83%         0.69%        10.07%       135%         $  164,260
  $14.41         1.90%          0.87%         0.75%         7.96%        30%         $   50,928


  $12.70         1.84%          1.24%         0.94%        33.51%        66%         $   53,535
  $ 9.71         2.34%          1.36%         0.96%       (27.70)%       38%         $   15,254
  $13.96         2.27%          1.41%         0.96%         1.91%        48%         $   12,140
  $14.40         2.08%          1.39%         0.89%         0.70%       135%         $      296


  $ 8.69        (0.51)%         1.01%         0.89%        41.33%        54%         $   39,111
  $ 6.25         2.42%          1.35%         0.63%       (32.95)%       35%         $    9,410
  $ 9.53         2.13%          3.68%         0.51%        (4.30)%       42%         $    7,206


  $ 8.68         2.07%          0.66%         0.53%        41.46%        54%         $1,057,514
  $ 6.24         2.50%          1.07%         0.53%       (32.81)%       35%         $   26,335
  $ 9.49         2.09%          3.41%         0.47%        (4.16)%       42%         $   17,248


  $ 8.68        (0.93)%         1.29%         0.95%        41.19%        54%         $   70,228
  $ 6.25         2.32%          1.60%         0.70%       (32.90)%       35%         $    9,564
  $ 9.51         2.19%          4.33%         0.52%        (4.29)%       42%         $    2,432

              50 Wells Fargo Advantage Dow Jones Target Date Funds


                                                            Financial Highlights

                                                            Beginning                 Net Realized    Distributions
                                                            Net Asset       Net      and Unrealized      from Net      Distributions
                                                            Value Per   Investment     Gain (Loss)      Investment       from Net
                                                              Share       Income     on Investments       Income      Realized Gains
                                                            ---------   ----------   --------------   -------------   --------------
TARGET 2030
Class A
March 1, 2009 to February 28, 2010 ......................     $ 8.65      0.15(5)         4.00            (0.15)            0.00(6)
March 1, 2008 to February 28, 2009 ......................     $14.36      0.21(5)        (5.55)           (0.20)           (0.17)
March 1, 2007 to February 29, 2008 ......................     $15.16      0.24(5)        (0.32)           (0.23)           (0.49)
March 1, 2006 to February 28, 2007 ......................     $15.04      0.20(5)         1.44            (0.20)           (1.32)
March 1, 2005 to February 28, 2006 ......................     $14.21      0.16(5)         1.05            (0.15)           (0.23)
Class B
March 1, 2009 to February 28, 2010 ......................     $ 8.49      0.07(5)         3.91            (0.06)            0.00(6)
March 1, 2008 to February 28, 2009 ......................     $14.09      0.11(5)        (5.44)           (0.10)           (0.17)
March 1, 2007 to February 29, 2008 ......................     $14.88      0.12(5)        (0.31)           (0.11)           (0.49)
March 1, 2006 to February 28, 2007 ......................     $14.79      0.09(5)         1.41            (0.09)           (1.32)
March 1, 2005 to February 28, 2006 ......................     $13.97      0.05(5)         1.04            (0.04)           (0.23)
Class C
March 1, 2009 to February 28, 2010 ......................     $ 8.50      0.06(5)         3.93            (0.06)            0.00(6)
March 1, 2008 to February 28, 2009 ......................     $14.11      0.11(5)        (5.45)           (0.10)           (0.17)
March 1, 2007 to February 29, 2008 ......................     $14.91      0.12(5)        (0.32)           (0.11)           (0.49)
March 1, 2006 to February 28, 2007 ......................     $14.82      0.09(5)         1.41            (0.09)           (1.32)
March 1, 2005 to February 28, 2006 ......................     $14.00      0.05(5)         1.05            (0.05)           (0.23)
Administrator Class
March 1, 2009 to February 28, 2010 ......................     $ 8.74      0.17(5)         4.06            (0.18)            0.00(6)
March 1, 2008 to February 28, 2009 ......................     $14.50      0.24(5)        (5.59)           (0.24)           (0.17)
March 1, 2007 to February 29, 2008 ......................     $15.31      0.28(5)        (0.32)           (0.28)           (0.49)
March 1, 2006 to February 28, 2007 ......................     $15.18      0.25(5)         1.45            (0.25)           (1.32)
March 1, 2005 to February 28, 2006 ......................     $14.33      0.20(5)         1.08            (0.20)           (0.23)
Institutional Class
March 1, 2009 to February 28, 2010 ......................     $ 8.75      0.21(5)         4.03            (0.20)            0.00(6)
March 1, 2008 to February 28, 2009 ......................     $14.51      0.26(5)        (5.58)           (0.27)           (0.17)
March 1, 2007 to February 29, 2008 ......................     $15.31      0.31(5)        (0.31)           (0.31)           (0.49)
March 1, 2006 to February 28, 2007 ......................     $15.18      0.26(5)         1.47            (0.28)           (1.32)
March 1, 2005 to February 28, 2006 ......................     $14.33      0.23(5)         1.07            (0.22)           (0.23)
Investor Class
March 1, 2009 to February 28, 2010 ......................     $ 8.74      0.16(5)         4.04            (0.17)            0.00(6)
March 1, 2008 to February 28, 2009 ......................     $14.50      0.22(5)        (5.58)           (0.23)           (0.17)
March 1, 2007 to February 29, 2008 ......................     $15.31      0.25(5)        (0.29)           (0.28)           (0.49)
January 31, 2007(4) to February 28, 2007 ................     $15.29      0.01(5)         0.01             0.00             0.00
TARGET 2035
Administrator Class
March 1, 2009 to February 28, 2010 ......................     $ 5.40      0.09(5)         2.81            (0.08)            0.00
March 1, 2008 to February 28, 2009 ......................     $ 9.24      0.14(5)        (3.84)           (0.14)            0.00
June 29, 2007(4) to February 29, 2008 ...................     $10.00      0.10(5)        (0.85)           (0.01)            0.00
Institutional Class
March 1, 2009 to February 28, 2010 ......................     $ 5.36      0.11(5)         2.82            (0.10)            0.00
March 1, 2008 to February 28, 2009 ......................     $ 9.15      0.14(5)        (3.80)           (0.13)            0.00
June 29, 2007(4) to February 29, 2008 ...................     $10.00      0.10(5)        (0.84)           (0.11)            0.00
Investor Class
March 1, 2009 to February 28, 2010 ......................     $ 5.42      0.08(5)         2.82            (0.08)            0.00
March 1, 2008 to February 28, 2009 ......................     $ 9.24      0.12(5)        (3.82)           (0.12)            0.00
June 29, 2007(4) to February 29, 2008 ...................     $10.00      0.10(5)        (0.86)           (0.00)(6)         0.00

The accompanying notes are an integral part of these financial statements.

              Wells Fargo Advantage Dow Jones Target Date Funds 51


Financial Highlights

  Ending     Ratio to Average Net Assets (Annualized)
Net Asset   ------------------------------------------               Portfolio    Net Assets at
Value Per   Net Investment      Gross          Net         Total      Turnover    End of Period
  Share         Income       Expenses(7)   Expenses(7)   Return(1)   Rate(2,3)   (000's omitted)
---------   --------------   -----------   -----------   ---------   ---------   ---------------


  $12.65         1.32%           1.16%        1.12%        48.17%        43%         $ 55,735
  $ 8.65         1.64%           1.28%        1.21%       (37.78)%       33%         $ 45,556
  $14.36         1.53%           1.29%        1.21%        (0.77)%       36%         $ 95,985
  $15.16         1.33%           1.31%        1.23%        11.20%       109%         $110,904
  $15.04         1.08%           1.34%        1.25%         8.63%        24%         $110,900

  $12.41         0.60%           1.92%        1.88%        46.98%        43%         $  3,173
  $ 8.49         0.90%           2.03%        1.96%       (38.22)%       33%         $  3,233
  $14.09         0.79%           2.04%        1.96%       (1.50)%        36%         $  7,358
  $14.88         0.59%           2.06%        1.98%        10.35%       109%         $ 10,955
  $14.79         0.35%           2.09%        2.00%         7.86%        24%         $ 12,518

  $12.43         0.58%           1.91%        1.87%        47.11%        43%         $  1,671
  $ 8.50         0.89%           2.02%        1.96%       (38.22)%       33%         $  1,261
  $14.11         0.77%           2.04%        1.96%        (1.53)%       36%         $  2,385
  $14.91         0.59%           2.06%        1.98%        10.34%       109%         $  2,592
  $14.82         0.33%           2.10%        2.00%         7.89%        24%         $  3,159

  $12.79         1.49%           0.98%        0.89%        48.60%        43%         $254,340
  $ 8.74         1.93%           1.10%        0.91%       (37.56)%       33%         $117,363
  $14.50         1.79%           1.11%        0.91%        (0.53)%       36%         $162,897
  $15.31         1.61%           1.13%        0.93%        11.50%       109%         $110,742
  $15.18         1.37%           1.14%        0.95%         9.03%        24%         $ 81,874

  $12.79         1.74%           0.71%        0.61%        48.76%        43%         $639,598
  $ 8.75         2.15%           0.83%        0.68%       (37.38)%       33%         $265,829
  $14.51         1.97%           0.85%        0.68%        (0.24)%       36%         $263,663
  $15.31         1.71%           0.86%        0.70%        11.73%       109%         $ 94,881
  $15.18         1.60%           0.89%        0.75%         9.24%        24%         $ 26,726

  $12.77         1.36%           1.25%        0.94%        48.33%        43%         $ 46,963
  $ 8.74         1.84%           1.39%        0.97%       (37.58)%       33%         $ 13,400
  $14.50         1.62%           1.43%        0.97%        (0.52)%       36%         $  9,799
  $15.31         0.95%           1.40%        0.87%         0.13%       109%         $    455


  $ 8.22         1.20%           1.06%        0.89%        53.96%        34%         $ 25,950
  $ 5.40         1.83%           1.60%        0.83%       (40.58)%       30%         $  4,101
  $ 9.24         1.58%           5.39%        0.53%        (7.52)%       33%         $  3,524

  $ 8.19         1.40%           0.75%        0.57%        54.85%        34%         $170,172
  $ 5.36         1.97%           1.31%        0.64%       (40.44)%       30%         $ 16,279
  $ 9.15         1.52%           5.64%        0.49%        (7.48)%       33%         $  8,983

  $ 8.24         1.09%           1.34%        0.95%        53.70%        34%         $ 60,611
  $ 5.42         1.69%           1.82%        0.92%       (40.50)%       30%         $  7,025
  $ 9.24         1.59%           5.74%        0.50%        (7.59)%       33%         $  1,736

              52 Wells Fargo Advantage Dow Jones Target Date Funds


                                                            Financial Highlights

                                                     Beginning                 Net Realized    Distributions
                                                     Net Asset      Net       and Unrealized      from Net      Distributions
                                                     Value Per   Investment     Gain (Loss)      Investment       from Net
                                                       Share       Income     on Investments       Income      Realized Gains
                                                     ---------   ----------   --------------   -------------   --------------
TARGET 2040
Class A
March 1, 2009 to February 28, 2010 ...............     $ 8.73      0.12(5)          4.87           (0.12)           0.00(6)
March 1, 2008 to February 28, 2009 ...............     $16.04      0.19(5)         (6.92)          (0.18)          (0.40)
March 1, 2007 to February 29, 2008 ...............     $17.42      0.22(5)         (0.49)          (0.22)          (0.89)
March 1, 2006 to February 28, 2007 ...............     $16.69      0.17(5)          1.85           (0.18)          (1.11)
March 1, 2005 to February 28, 2006 ...............     $15.27      0.14(5)          1.42           (0.14)           0.00
Class B
March 1, 2009 to February 28, 2010 ...............     $ 8.35      0.10(5)          4.57           (0.03)           0.00(6)
March 1, 2008 to February 28, 2009 ...............     $15.40      0.09(5)         (6.64)          (0.10)          (0.40)
March 1, 2007 to February 29, 2008 ...............     $16.75      0.09(5)         (0.47)          (0.08)          (0.89)
March 1, 2006 to February 28, 2007 ...............     $16.10      0.04(5)          1.78           (0.06)          (1.11)
March 1, 2005 to February 28, 2006 ...............     $14.72      0.03(5)          1.36           (0.01)           0.00
Class C
March 1, 2009 to February 28, 2010 ...............     $ 8.33      0.05(5)          4.61           (0.04)           0.00(6)
March 1, 2008 to February 28, 2009 ...............     $15.36      0.09(5)         (6.62)          (0.10)          (0.40)
March 1, 2007 to February 29, 2008 ...............     $16.73      0.08(5)         (0.47)          (0.09)          (0.89)
March 1, 2006 to February 28, 2007 ...............     $16.08      0.04(5)          1.78           (0.06)          (1.11)
March 1, 2005 to February 28, 2006 ...............     $14.71      0.03(5)          1.36           (0.02)           0.00
Administrator Class
March 1, 2009 to February 28, 2010 ...............     $ 8.88      0.16(5)          4.93           (0.15)           0.00(6)
March 1, 2008 to February 28, 2009 ...............     $16.29      0.23(5)         (7.02)          (0.22)          (0.40)
March 1, 2007 to February 29, 2008 ...............     $17.67      0.27(5)         (0.49)          (0.27)          (0.89)
March 1, 2006 to February 28, 2007 ...............     $16.91      0.22(5)          1.88           (0.23)          (1.11)
March 1, 2005 to February 28, 2006 ...............     $15.48      0.19(5)          1.43           (0.19)           0.00
Institutional Class
March 1, 2009 to February 28, 2010 ...............     $ 8.88      0.18(5)          4.95           (0.17)           0.00(6)
March 1, 2008 to February 28, 2009 ...............     $16.29      0.25(5)         (7.02)          (0.24)          (0.40)
March 1, 2007 to February 29, 2008 ...............     $17.67      0.30(5)         (0.48)          (0.31)          (0.89)
March 1, 2006 to February 28, 2007 ...............     $16.91      0.24(5)          1.89           (0.26)          (1.11)
March 1, 2005 to February 28, 2006 ...............     $15.47      0.23(5)          1.43           (0.22)           0.00
Investor Class
March 1, 2009 to February 28, 2010 ...............     $ 8.87      0.15(5)          4.93           (0.14)           0.00(6)
March 1, 2008 to February 28, 2009 ...............     $16.28      0.21(5)         (7.01)          (0.21)          (0.40)
March 1, 2007 to February 29, 2008 ...............     $17.67      0.23(5)         (0.46)          (0.27)          (0.89)
January 31, 2007(4) to February 28, 2007 .........     $17.69      0.01(5)         (0.03)           0.00            0.00
TARGET 2045
Administrator Class
March 1, 2009 to February 28, 2010 ...............     $ 5.21      0.08(5)          2.92           (0.07)          (0.02)
March 1, 2008 to February 28, 2009 ...............     $ 9.18      0.12(5)         (3.94)          (0.15)           0.00
June 29, 2007(4) to February 29, 2008 ............     $10.00      0.09(5)         (0.91)           0.00            0.00
Institutional Class
March 1, 2009 to February 28, 2010 ...............     $ 5.19      0.10(5)          2.90           (0.09)          (0.02)
March 1, 2008 to February 28, 2009 ...............     $ 9.09      0.13(5)         (3.91)          (0.12)           0.00
June 29, 2007(4) to February 29, 2008 ............     $10.00      0.09(5)         (0.90)          (0.10)           0.00
Investor Class
March 1, 2009 to February 28, 2010 ...............     $ 5.23      0.09(5)          2.91           (0.07)          (0.02)
March 1, 2008 to February 28, 2009 ...............     $ 9.17      0.11(5)         (3.95)          (0.10)           0.00
June 29, 2007(4) to February 29, 2008 ............     $10.00      0.09(5)         (0.92)           0.00            0.00

The accompanying notes are an integral part of these financial statements.

              Wells Fargo Advantage Dow Jones Target Date Funds 53


Financial Highlights

 Ending      Ratio to Average Net Assets (Annualized)
Net Asset   ------------------------------------------               Portfolio    Net Assets at
Value Per   Net Investment     Gross           Net         Total      Turnover    End of Period
  Share         Income       Expenses(7)   Expenses(7)   Return(1)   Rate(2,3)   (000's omitted)
---------   --------------   -----------   -----------   ---------   ---------   ---------------


  $13.60          1.03%            1.17%      1.12%         57.33%       29%         $100,278
  $ 8.73          1.39%            1.30%      1.22%        (42.65)%      29%         $ 67,928
  $16.04          1.22%            1.29%      1.22%         (2.02)%      31%         $142,158
  $17.42          0.99%            1.30%      1.23%         12.31%      100%         $166,671
  $16.69          0.92%            1.27%      1.25%         10.28%       11%         $163,232

  $12.99          0.86%            1.93%      1.89%         56.01%       29%         $  3,876
  $ 8.35          0.65%            2.05%      1.97%        (43.10)%      29%         $  3,623
  $15.40          0.50%            2.04%      1.97%         (2.69)%      31%         $  9,899
  $16.75          0.26%            2.05%      1.98%         11.42%      100%         $ 16,692
  $16.10          0.19%            2.02%      2.00%          9.47%       11%         $ 19,547

  $12.95          0.41%            1.92%      1.87%         56.02%       29%         $  2,226
  $ 8.33          0.65%            2.05%      1.97%        (43.07)%      29%         $  1,362
  $15.36          0.46%            2.04%      1.97%         (2.75)%      31%         $  3,023
  $16.73          0.24%            2.05%      1.98%         11.46%      100%         $  3,437
  $16.08          0.17%            2.02%      2.00%          9.49%       11%         $  3,376

  $13.82          1.26%            0.99%      0.90%         57.54%       29%         $176,917
  $ 8.88          1.67%            1.12%      0.92%        (42.46)%      29%         $ 72,233
  $16.29          1.49%            1.11%      0.92%         (1.69)%      31%         $117,859
  $17.67          1.26%            1.12%      0.93%         12.67%      100%         $ 90,981
  $16.91          1.22%            1.08%      0.95%         10.55%       11%         $ 52,239

  $13.84          1.42%            0.72%      0.62%         58.11%       29%         $377,937
  $ 8.88          1.88%            0.85%      0.69%        (42.36)%      29%         $136,386
  $16.29          1.66%            0.85%      0.69%         (1.47)%      31%         $125,256
  $17.67          1.39%            0.85%      0.71%         12.90%      100%         $ 44,459
  $16.91          1.42%            0.83%      0.75%         10.83%       11%         $ 15,322

  $13.81          1.16%            1.27%      0.96%         57.54%       29%         $ 20,959
  $ 8.87          1.58%            1.41%      0.98%        (42.51)%      29%         $  6,970
  $16.28          1.29%            1.43%      0.98%         (1.74)%      31%         $  5,133
  $17.67          0.51%            1.39%      0.88%         (0.11)%     100%         $    305


  $ 8.12          1.11%            1.22%      0.89%         57.87%       27%         $ 14,948
  $ 5.21          1.62%            2.34%      0.92%        (42.22)%      29%         $  1,656
  $ 9.18          1.45%           13.36%      0.56%         (8.20)%      30%         $    948

  $ 8.08          1.26%            0.95%      0.59%         58.02%       27%         $ 51,776
  $ 5.19          1.84%            2.02%      0.69%        (42.06)%      29%         $  8,287
  $ 9.09          1.46%           12.60%      0.53%         (8.12)%      30%         $  4,339

  $ 8.14          1.12%            1.51%      0.95%         57.49%       27%         $ 12,352
  $ 5.23          1.55%            2.58%      0.98%        (42.22)%      29%         $  1,205
  $ 9.17          1.43%           12.57%      0.56%         (8.30)%      30%         $    547

              54 Wells Fargo Advantage Dow Jones Target Date Funds


                                                            Financial Highlights

                                                Beginning                 Net Realized    Distributions
                                                Net Asset      Net       and Unrealized      from Net     Distributions
                                                Value Per   Investment     Gain (Loss)      Investment       from Net
                                                  Share       Income     on Investments       Income      Realized Gains
                                                ---------   ----------   --------------   -------------   --------------
TARGET 2050
Administrator Class
March 1, 2009 to February 28, 2010 ..........     $ 5.20       0.09            2.91           (0.07)          (0.03)
March 1, 2008 to February 28, 2009 ..........     $ 9.14       0.12(5)        (3.96)          (0.10)           0.00
June 29, 2007(4) to February 29, 2008 .......     $10.00       0.08(5)        (0.92)          (0.02)           0.00
Institutional Class
March 1, 2009 to February 28, 2010 ..........     $ 5.20       0.10            2.92           (0.09)          (0.03)
March 1, 2008 to February 28, 2009 ..........     $ 9.13       0.13(5)        (3.94)          (0.12)           0.00
June 29, 2007(4) to February 29, 2008 .......     $10.00       0.08(5)        (0.90)          (0.05)           0.00
Investor Class
March 1, 2009 to February 28, 2010 ..........     $ 5.21       0.07            2.93           (0.07)          (0.03)
March 1, 2008 to February 28, 2009 ..........     $ 9.16       0.11(5)        (3.96)          (0.10)           0.00
June 29, 2007(4) to February 29, 2008 .......     $10.00       0.07(5)        (0.91)           0.00            0.00

The accompanying notes are an integral part of these financial statements.

              Wells Fargo Advantage Dow Jones Target Date Funds 55


Financial Highlights


  Ending     Ratio to Average Net Assets (Annualized)
Net Asset   ------------------------------------------               Portfolio     Net Assets at
Value Per   Net Investment     Gross          Net         Total       Turnover     End of Period
  Share        Income        Expenses(7)   Expenses(7)   Return(1)   Rate(2, 3)   (000's omitted)
---------   --------------   -----------   -----------   ---------   ----------   ---------------


  $8.10          1.49%           1.04%        0.90%        57.99%        27%          $ 37,853
  $5.20          1.60%           1.48%        0.92%       (42.36)%       29%          $ 10,984
  $9.14          1.18%           5.13%        0.87%        (8.37)%       30%          $  5,420

  $8.10          1.19%           0.71%        0.57%        58.33%        27%          $389,918
  $5.20          1.80%           1.19%        0.69%       (42.19)%       29%          $ 26,763
  $9.13          1.32%           5.32%        0.67%        (8.26)%       30%          $  8,102

  $8.11          1.00%           1.28%        0.95%        57.89%        27%          $ 19,359
  $5.21          1.48%           1.73%        0.98%       (42.39)%       29%          $    983
  $9.16          1.06%           5.27%        0.94%        (8.40)%       30%          $    335

              56 Wells Fargo Advantage Dow Jones Target Date Funds


                                                   Notes to Financial Statements

1. ORGANIZATION

Wells Fargo Funds Trust (the "Trust") is an open-end investment management company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). These financial statements report on the following funds: Wells Fargo Advantage Dow Jones Target Today Fund ("Target Today Fund"), Wells Fargo Advantage Dow Jones Target 2010 Fund ("Target 2010 Fund"), Wells Fargo Advantage Dow Jones Target 2015 Fund ("Target 2015 Fund"), Wells Fargo Advantage Dow Jones Target 2020 Fund ("Target 2020 Fund"), Wells Fargo Advantage Dow Jones Target 2025 Fund ("Target 2025 Fund"), Wells Fargo Advantage Dow Jones Target 2030 Fund ("Target 2030 Fund"), Wells Fargo Advantage Dow Jones Target 2035 Fund ("Target 2035 Fund"), Wells Fargo Advantage Dow Jones Target 2040 Fund ("Target 2040 Fund"), Wells Fargo Advantage Dow Jones Target 2045 Fund ("Target 2045 Fund"), and Wells Fargo Advantage Dow Jones Target 2050 Fund ("Target 2050 Fund") (each, a "Fund", collectively, the "Funds"). Each Fund is a diversified series of the Trust, a Delaware statutory trust organized on November 8, 1999.

The Funds each seek to achieve its investment objective by investing all investable assets in one or more separate diversified portfolios (each, a "Master Portfolio", collectively, the "Master Portfolios") of Wells Fargo Master Trust, a registered open-end investment management company. Each Master Portfolio directly acquires portfolio securities, and a Fund investing in a Master Portfolio acquires an indirect interest in those securities. Each Fund accounts for its investment in the Master Portfolios as partnership investments and records daily its share of the Master Portfolio's income, expense and realized and unrealized gains and losses. The financial statements of Master Portfolios for the year ended February 28, 2010 are included elsewhere in this report and should be read in conjunction with each Fund's financial statements. As of February 28, 2010, the Funds own the following percentages of the Master
Portfolios:

                            Target   Target   Target   Target   Target   Target   Target   Target   Target   Target
                             Today    2010     2015     2020     2025     2030     2035     2040     2045     2050
                            ------   ------   ------   ------   ------   ------   ------   ------   ------   ------
Dow Jones Diversified
   Fixed Income Portfolio     13%      18%       8%      27%      18%      10%       2%       2%       1%       1%
Dow Jones Diversified
   Stock Portfolio             2%       4%       3%      17%      19%      20%       6%      16%       2%      11%
Short-Term Investment
   Portfolio                  11%       9%       5%      20%      18%      15%       4%      10%       1%       7%

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of each Fund, are in conformity with U.S. Generally Accepted Accounting Principles ("GAAP") which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Management has considered the circumstances under which the Funds should recognize or make disclosures regarding events or transactions occurring subsequent to the balance sheet date through the date the financial statements are issued. Adjustments or additional disclosures, if any, have been included in these financial statements.

SECURITIES VALUATION

Investments in the Master Portfolios are valued daily based on each Fund's proportionate share of each Master Portfolio's net assets, which are also valued daily. Securities held in the Master Portfolios are valued as discussed in the Notes to Financial Statements of the Master Portfolios, which are included elsewhere in this report.

The valuation techniques used by the Funds to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Securities transactions are recorded on a trade date basis in each Master Portfolio. Realized gains or losses in each Master Porfolio are reported on the basis of identified cost of securities delivered.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method by each Master Portfolio. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

              Wells Fargo Advantage Dow Jones Target Date Funds 57


Notes to Financial Statements

Dividend income in each Master Portfolio is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Master Portfolio is informed of the ex-dividend date. Dividend income from foreign securities in each Master Portfolio is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Each Fund records daily its proportionate share of each Master Portfolio's interest and dividend income.

DISTRIBUTIONS TO SHAREHOLDERS

Net investment income, if any, is declared and distributed to shareholders quarterly. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually.

Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from GAAP. The timing and character of distributions made during the period from net investment income or net realized gains may also differ from their ultimate characterization for federal income tax purposes. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. Temporary differences do not require reclassifications. At February 28, 2010, as a result of permanent book-to-tax differences, the following reclassification adjustments were made on each Fund's Statement of Assets and Liabilities:

                                     Accumulated Net
                     Undistributed    Realized Gain
                    Net Investment        (Loss)        Paid-in
                        Income        on Investments    Capital
                    --------------   ---------------   --------
TARGET TODAY FUND     $  573,048       $  (533,524)    $(39,524)
TARGET 2010 FUND       1,144,950        (1,185,122)      40,172
TARGET 2015 FUND         224,627          (159,247)     (65,380)
TARGET 2020 FUND       1,534,407        (1,574,278)      39,871
TARGET 2025 FUND         333,571          (357,427)      23,856
TARGET 2030 FUND         535,599          (538,339)       2,740
TARGET 2035 FUND          70,811           (46,329)     (24,482)
TARGET 2040 FUND         141,962          (135,632)      (6,330)
TARGET 2045 FUND          25,094           (17,620)      (7,474)
TARGET 2050 FUND         175,451          (142,251)     (33,200)

FEDERAL AND OTHER TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund of the Trust to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

Each Fund's income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities.

At February 28, 2010, estimated net capital loss carryforwards, which are available to offset future net realized capital gains, were as follows:

                                Expiration
                    ----------------------------------
                      2016       2017          2018
                    -------   ----------   -----------
TARGET TODAY FUND   $     0   $1,105,091   $ 2,076,159
TARGET 2010 FUND          0            0    13,672,598
TARGET 2015 FUND     21,683      530,766       374,000
TARGET 2020 FUND          0            0    39,392,331
TARGET 2025 FUND     35,733      446,219        45,471
TARGET 2030 FUND          0            0    33,734,530
TARGET 2040 FUND          0            0    25,416,664

              58 Wells Fargo Advantage Dow Jones Target Date Funds


                                                   Notes to Financial Statements

At February 28, 2010, Target 2010 Fund had $146,823 in deferred post-October capital losses which will be treated as realized for tax purposes on the first day of the succeeding year.

CLASS ALLOCATIONS

The separate classes of shares offered by each Fund differ principally in applicable sales charges, distribution, shareholder servicing and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. shareholders bear the common expenses of a Fund, earn income from the portfolio, and are allocated unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing, and administration fees.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund's investments. These inputs are summarized into three broad levels as follows:

-    Level 1 - quoted prices in active markets for identical investments

- Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

- Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in these securities.

The following is a summary of the inputs used as of February 28, 2010 in valuing the Funds' investments in securities:

                                                                 Significant Other    Significant
                                                                     Observable      Unobservable
                                                 Quoted Prices         Inputs           Inputs
INVESTMENTS IN SECURITIES                          (Level 1)          (Level 2)        (Level 3)         Total
------------------------                         -------------   -----------------   ------------   --------------
TARGET TODAY FUND
   Investments in Affiliated Master Portfolios         $0         $  387,423,602          $0        $  387,423,602
TARGET 2010 FUND
   Investments in Affiliated Master Portfolios         $0         $  603,164,370          $0        $  603,164,370
TARGET 2015 FUND
   Investments in Affiliated Master Portfolios         $0         $  319,298,047          $0        $  319,298,047
TARGET 2020 FUND
   Investments in Affiliated Master Portfolios         $0         $1,295,258,386          $0        $1,295,258,386
TARGET 2025 FUND
   Investments in Affiliated Master Portfolios         $0         $1,169,837,395          $0        $1,169,837,395
TARGET 2030 FUND
   Investments in Affiliated Master Portfolios         $0         $  999,435,793          $0        $  999,435,793
TARGET 2035 FUND
   Investments in Affiliated Master Portfolios         $0         $  255,986,446          $0        $  255,986,446
TARGET 2040 FUND
   Investments in Affiliated Master Portfolios         $0         $  680,404,859          $0        $  680,404,859
TARGET 2045 FUND
   Investments in Affiliated Master Portfolios         $0         $   78,551,316          $0        $   78,551,316
TARGET 2050 FUND
   Investments in Affiliated Master Portfolios         $0         $  446,956,191          $0        $  446,956,191

              Wells Fargo Advantage Dow Jones Target Date Funds 59


Notes to Financial Statements

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

ADVISORY FEES

The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC ("Funds Management"). The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-adviser, who is responsible for day-to-day portfolio management.

For each Fund that invests in multiple Master Portfolios, Funds Management is the adviser and is entitled to receive an investment advisory fee for providing such advisory services, including the determination of the asset allocations of each Fund's investments in the various Master Portfolios. Funds Management is paid an annual advisory fee starting at 0.25% and declining to 0.19% as the average daily net assets of each Fund increases. Prior to October 1, 2009, each Fund paid Funds Management an advisory fee at an annual rate of 0.25% of its average daily net assets. For the year ended February 28, 2010, the advisory fee was equivalent to an annual rate of 0.25% of each Fund's average daily net assets, except for Target 2020 Fund, Target 2025 Fund and Target 2030 Fund which each incurred advisory fees equivalent to an annual rate of 0.24% of its average net assets.

Funds Management also acts as adviser to each Master Portfolio and is entitled to receive fees from each Master Portfolio for those services.

Funds Management may retain the services of certain investment sub-advisers to provide daily portfolio management. The fees related to sub-advisory services are borne directly by the adviser and do not increase the overall fees paid by a Fund to the adviser. Global Index Advisors, Inc. serves as the sub-adviser for each Fund.

ADMINISTRATION AND TRANSFER AGENT FEES

The Trust has entered into an Administration Agreement with Funds Management. Under this Agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from each Fund the following annual fees:

                                         Administration Fees
                        Average Daily       (% of Average
                         Net Assets       Daily Net Assets)
                      ----------------   -------------------
Fund level            First $5 billion         0.05
                       Next $5 billion         0.04
                      Over $10 billion         0.03
Class A               All asset levels         0.28
Class B               All asset levels         0.28
Class C               All asset levels         0.28
Administrator Class   All asset levels         0.10
Institutional Class   All asset levels         0.08
Investor Class        All asset levels         0.38

Funds Management has contractually waived and/or reimbursed advisory and administration fees during the year ended February 28, 2010 to the extent necessary to maintain certain net operating expense ratios for the Funds. Expenses were waived and/or reimbursed by Funds Management proportionately from all classes, first from advisory fees, and then from any class specific expenses, if applicable.

DISTRIBUTION FEES

The Trust has adopted a Distribution Plan for Class B and Class C shares of the applicable Funds pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to the Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter of each Fund, at an annual rate of 0.75% of the average daily net assets of each class.

              60 Wells Fargo Advantage Dow Jones Target Date Funds


                                                   Notes to Financial Statements

For the year ended February 28, 2010, Wells Fargo Funds Distributor, LLC received the following amounts in front-end sales charges and contingent deferred sales charges.

                                              Contingent deferred sales charges
                    Front-end sales charges   ---------------------------------
                            Class A                  Class B   Class C
                    -----------------------          -------   -------
TARGET TODAY FUND          $133,069                  $1,638     $  0
TARGET 2010 FUND            103,180                   4,969       11
TARGET 2020 FUND            268,653                   3,628      104
TARGET 2030 FUND            230,637                   3,946       21
TARGET 2040 FUND            532,875                   4,749        3

SHAREHOLDER SERVICING FEES

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class B, Class C, Administrator Class and Investor Class of each applicable Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date) for the year ended February 28, 2010, were as follows:

                    Purchases at Cost*   Sales Proceeds*
                    ------------------   ---------------
TARGET TODAY FUND     $  437,612,502      $229,319,408
TARGET 2010 FUND         662,904,217       335,991,553
TARGET 2015 FUND         327,277,501       158,997,326
TARGET 2020 FUND       1,213,704,623       554,082,394
TARGET 2025 FUND         977,723,784       405,909,708
TARGET 2030 FUND         741,988,884       272,323,818
TARGET 2035 FUND         171,433,258        54,898,789
TARGET 2040 FUND         425,434,961       121,797,787
TARGET 2045 FUND          48,178,767        13,313,842
TARGET 2050 FUND         274,137,821        75,755,951

* Purchases and sales related to these investments have been calculated by aggregating the results of multiplying such Fund's ownership percentage of the respective Master Portfolio by the corresponding Master Portfolio's purchases and sales.

6. BANK BORROWINGS

Each Fund and certain funds in the Trust are party to a $25,000,000 revolving credit agreement with the Bank of New York Mellon, whereby the Funds are permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Pursuant to the agreement entered into on September 8, 2009, interest under the credit agreement is charged to each Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, under the credit agreement, the Funds pay an annual commitment fee equal to 0.15% of the unused balance, which is allocated pro rata. Prior to September 8, 2009, all funds in the Trust (excluding the money market funds) and Wells Fargo Variable Trust participated in a $150,000,000 revolving credit agreement with the Bank of New York Mellon and paid interest at a rate equal to the Federal Funds rate plus 0.60% and an annual commitment fee equal to 0.15% of the unused balance, which was allocated on a pro rata basis.

For the year ended February 28, 2010, there were no borrowings by any Fund under the agreement.

              Wells Fargo Advantage Dow Jones Target Date Funds 61


Notes to Financial Statements

7. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the years ended February 28, 2010, and February 28, 2009, were as follows:

                                                        Long-Term
                          Ordinary Income             Capital Gain        Return of Capital
                    -------------------------   -----------------------   -----------------
                        2010          2009         2010         2009      2010      2009
                    -----------   -----------   ----------   ----------   ----   ----------
TARGET TODAY FUND   $ 6,499,666   $ 5,513,648   $        0   $  444,754    $0    $        0
TARGET 2010 FUND     14,204,752    16,081,916       66,502    2,513,313     0             0
TARGET 2015 FUND      2,485,738     1,075,425            0            0     0     1,179,178
TARGET 2020 FUND     22,343,955    23,037,892      202,412    7,904,172     0             0
TARGET 2025 FUND      5,862,427       813,265            0            0     0             0
TARGET 2030 FUND     11,960,498    12,394,147      192,741    6,112,521     0             0
TARGET 2035 FUND      1,197,694       334,575            0            0     0             0
TARGET 2040 FUND      6,160,562     8,671,039      154,556    9,154,711     0             0
TARGET 2045 FUND        386,090       129,939      147,841            0     0             0
TARGET 2050 FUND      2,258,689       384,680    1,384,541            0     0             0

As of February 28, 2010, the components of distributable earnings on a tax basis are shown on the table below. The difference between book basis and tax basis appreciation is attributable primarily to the tax deferral of losses on wash sales.

                    Undistributed   Undistributed
                      Ordinary         Long-Term     Unrealized    Capital Loss
                       Income            Gain       Appreciation   Carryforward
                    -------------   -------------   ------------   ------------
TARGET TODAY FUND     $1,714,502      $        0     $ 8,079,118   $ (3,181,250)
TARGET 2010 FUND       2,581,908               0       6,321,151    (13,819,421)*
TARGET 2015 FUND       1,187,779               0       4,577,154       (926,449)
TARGET 2020 FUND       4,560,890               0       4,018,626    (39,392,331)
TARGET 2025 FUND       3,668,823               0      17,029,265       (527,423)
TARGET 2030 FUND       2,774,608               0       8,590,603    (33,734,530)
TARGET 2035 FUND       1,097,153       1,475,568       6,026,527              0
TARGET 2040 FUND       1,553,679               0       5,989,024    (25,416,664)
TARGET 2045 FUND         760,205         733,011       1,757,290              0
TARGET 2050 FUND       2,863,865       1,745,433      12,594,152              0

* This amount includes the post-October loss, which will reverse on the first day of the following fiscal year.

8. INDEMNIFICATION

Under the Trust's organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated.

              62 Wells Fargo Advantage Dow Jones Target Date Funds


                                                   Notes to Financial Statements

9. NEW ACCOUNTING PRONOUNCEMENT

In January 2010, the Financial Accounting Standards Board ("FASB") issued an Accounting Standards Update on "Improving Disclosures about Fair Value Measurements" which will require reporting entities to make new disclosures about the amount and reasons for significant transfers into and out of Level 1 and Level 2 fair value measurements, the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements and information on purchases, sales, issuances, and settlements on a gross basis in the reconciliation of Level 3 fair value measurements. Except for the detailed Level 3 roll forward disclosures, the disclosures are effective for annual and interim reporting periods beginning after December 15, 2009. The new disclosures about purchases, sales, issuances, and settlements in the roll forward activity for Level 3 fair value measurements are effective for interim and annual reporting periods beginning after December 15, 2010. Management of the Fund is currently evaluating the implications of this Accounting Standards Update and any impacts on the financial statements.

              Wells Fargo Advantage Dow Jones Target Date Funds 63


Report of Independent Registered Public Accounting Firm

BOARD OF TRUSTEES AND SHAREHOLDERS OF WELLS FARGO FUNDS TRUST:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the Wells Fargo Advantage Dow Jones Target Today Fund, Wells Fargo Advantage Dow Jones Target 2010 Fund, Wells Fargo Advantage Dow Jones Target 2015 Fund, Wells Fargo Advantage Dow Jones Target 2020 Fund, Wells Fargo Advantage Dow Jones Target 2025 Fund, Wells Fargo Advantage Dow Jones Target 2030 Fund, Wells Fargo Advantage Dow Jones Target 2035 Fund, Wells Fargo Advantage Dow Jones Target 2040 Fund, Wells Fargo Advantage Dow Jones Target 2045 Fund, and Wells Fargo Advantage Dow Jones Target 2050 Fund, ten of the Funds constituting the Wells Fargo Funds Trust (the "Funds"), as of February 28, 2010, and the related statements of operations for the year then ended, statements of changes in net assets for each of the years in the two year period then ended, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included verification of investments owned at February 28, 2010 by examination of the underlying Master Portfolios. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the aforementioned Funds of Wells Fargo Funds Trust as of February 28, 2010, the results of their operations for the year then ended, and the changes in their net assets for each of the years in the two year period then ended, and the financial highlights for the periods presented, in conformity with U.S. generally accepted accounting principles.


                                       (KPMG LLP)

Boston, Massachusetts
April 27, 2010

                   64 Wells Fargo Advantage Master Portfolios


                                     Portfolio of Investments--February 28, 2010

DIVERSIFIED FIXED INCOME PORTFOLIO

  PRINCIPAL    SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
-------------  ---------------------------------------------------------------------  -------------  -------------  ---------------
CORPORATE BONDS & NOTES: 22.61%
AEROSPACE, DEFENSE: 0.27%
$     500,000  BOEING CAPITAL CORPORATION                                                  4.70%       10/27/2019   $       503,320
      500,000  BOEING COMPANY                                                              1.88        11/20/2012           504,765
      140,000  BOEING COMPANY                                                              4.88        02/15/2020           143,380
    1,000,000  BOEING COMPANY                                                              5.00        03/15/2014         1,091,726
       30,000  BOEING COMPANY                                                              5.88        02/15/2040            31,057
      180,000  BOEING COMPANY                                                              6.13        02/15/2033           190,913
      300,000  BOEING COMPANY                                                              6.88        03/15/2039           353,340
      100,000  GOODRICH CORPORATION                                                        4.88        03/01/2020           101,438
       75,000  GOODRICH CORPORATION                                                        7.63        12/15/2012            85,729
      500,000  L-3 COMMUNICATIONS CORPORATION++                                            5.20        10/15/2019           507,800
      100,000  LOCKHEED MARTIN CORPORATION                                                 4.12        03/14/2013           106,302
      500,000  LOCKHEED MARTIN CORPORATION                                                 4.25        11/15/2019           489,242
      120,000  LOCKHEED MARTIN CORPORATION                                                 8.50        12/01/2029           158,979
      350,000  LOCKHEED MARTIN CORPORATION SERIES B                                        6.15        09/01/2036           374,900
       90,000  NORTHROP GRUMMAN CORPORATION                                                3.70        08/01/2014            92,878
       85,000  NORTHROP GRUMMAN CORPORATION                                                5.05        08/01/2019            88,025
      520,000  NORTHROP GRUMMAN CORPORATION                                                7.75        02/15/2031           647,320
      600,000  RAYTHEON COMPANY                                                            4.40        02/15/2020           602,750
      120,000  RAYTHEON COMPANY                                                            7.20        08/15/2027           143,007
                                                                                                                          6,216,871
                                                                                                                    ---------------
AGRICULTURE: 0.11%
    1,000,000  ALTRIA GROUP INCORPORATED                                                   9.25        08/06/2019         1,238,655
      500,000  ARCHER-DANIELS-MIDLAND COMPANY                                              5.94        10/01/2032           519,327
      150,000  BUNGE LIMITED FINANCE CORPORATION                                           5.10        07/15/2015           155,231
      500,000  BUNGE LIMITED FINANCE CORPORATION                                           8.50        06/15/2019           582,525
                                                                                                                          2,495,738
                                                                                                                    ---------------
APPAREL & ACCESSORY STORES: 0.03%
       65,000  KOHL'S CORPORATION                                                          6.00        01/15/2033            65,805
      500,000  NORDSTROM INCORPORATED                                                      6.25        01/15/2018           551,511
       60,000  NORDSTROM INCORPORATED                                                      6.75        06/01/2014            67,929
                                                                                                                            685,245
                                                                                                                    ---------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS: 0.00%
      100,000  VF CORPORATION                                                              5.95        11/01/2017           111,078
                                                                                                                    ---------------
AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS: 0.02%
      150,000  AUTOZONE INCORPORATED                                                       5.75        01/15/2015           162,600
      100,000  AUTOZONE INCORPORATED                                                       6.50        01/15/2014           111,621
      250,000  JOHNSON CONTROLS INCORPORATED                                               5.50        01/15/2016           264,390
                                                                                                                            538,611
                                                                                                                    ---------------
AUTOMOTIVE REPAIR, SERVICES & PARKING: 0.00%
      100,000  RYDER SYSTEM INCORPORATED SERIES MTN                                        5.85        03/01/2014           107,301
                                                                                                                    ---------------
BEVERAGES: 0.51%
      180,000  ANHEUSER-BUSCH COMPANIES INCORPORATED                                       4.38        01/15/2013           189,859
      200,000  ANHEUSER-BUSCH COMPANIES INCORPORATED                                       5.50        01/15/2018           213,538
       50,000  ANHEUSER-BUSCH COMPANIES INCORPORATED                                       5.60        03/01/2017            52,794
      250,000  ANHEUSER-BUSCH COMPANIES INCORPORATED                                       5.75        04/01/2036           245,679
    1,100,000  ANHEUSER-BUSCH INBEV WORLDWIDE INCORPORATED                                 3.00        10/15/2012         1,130,307

                   Wells Fargo Advantage Master Portfolios 65


Portfolio of Investments--February 28, 2010

DIVERSIFIED FIXED INCOME PORTFOLIO

  PRINCIPAL    SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
-------------  ---------------------------------------------------------------------  -------------  -------------  ---------------
BEVERAGES (continued)
$     625,000  ANHEUSER-BUSCH INBEV WORLDWIDE INCORPORATED                                 4.13%       01/15/2015   $       643,934
      900,000  ANHEUSER-BUSCH INBEV WORLDWIDE INCORPORATED                                 5.38        01/15/2020           945,091
      400,000  ANHEUSER-BUSCH INBEV WORLDWIDE INCORPORATED                                 6.38        01/15/2040           432,900
      100,000  BOTTLING GROUP LLC                                                          4.63        11/15/2012           108,064
      750,000  BOTTLING GROUP LLC                                                          6.95        03/15/2014           874,462
      150,000  COCA-COLA COMPANY                                                           4.88        03/15/2019           157,890
      750,000  COCA-COLA COMPANY                                                           5.35        11/15/2017           825,853
      500,000  COCA-COLA ENTERPRISES INCORPORATED                                          4.50        08/15/2019           510,026
      100,000  COCA-COLA ENTERPRISES INCORPORATED                                          5.00        08/15/2013           109,591
      180,000  COCA-COLA ENTERPRISES INCORPORATED                                          6.75        09/15/2028           207,541
      500,000  COCA-COLA ENTERPRISES INCORPORATED                                          7.38        03/03/2014           588,274
      120,000  COCA-COLA ENTERPRISES INCORPORATED                                          8.50        02/01/2022           157,472
      100,000  DIAGEO FINANCE BV                                                           3.25        01/15/2015           100,960
      500,000  DR PEPPER SNAPPLE GROUP INCORPORATED                                        2.35        12/21/2012           503,791
      650,000  DR PEPPER SNAPPLE GROUP INCORPORATED                                        6.82        05/01/2018           740,569
      100,000  DR PEPPER SNAPPLE GROUP INCORPORATED                                        7.45        05/01/2038           118,349
      100,000  PEPSI BOTTLING GROUP INCORPORATED SERIES B                                  7.00        03/01/2029           117,411
      500,000  PEPSIAMERICAS INCORPORATED                                                  4.38        02/15/2014           532,343
      200,000  PEPSICO INCORPORATED                                                        3.10        01/15/2015           203,255
    1,000,000  PEPSICO INCORPORATED                                                        3.75        03/01/2014         1,047,625
      200,000  PEPSICO INCORPORATED                                                        4.50        01/15/2020           203,217
      750,000  PEPSICO INCORPORATED                                                        5.00        06/01/2018           795,725
      100,000  PEPSICO INCORPORATED                                                        5.50        01/15/2040           101,485
                                                                                                                         11,858,005
                                                                                                                    ---------------
BIOTECHNOLOGY: 0.10%
    1,000,000  AMGEN INCORPORATED                                                          5.70        02/01/2019         1,085,722
      500,000  BIOGEN IDEC INCORPORATED                                                    6.88        03/01/2018           546,015
      300,000  LIFE TECHNOLOGIES CORPORATION                                               4.40        03/01/2015           304,737
      500,000  LIFE TECHNOLOGIES CORPORATION                                               6.00        03/01/2020           517,560
                                                                                                                          2,454,034
                                                                                                                    ---------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS: 0.01%
       65,000  MDC HOLDINGS INCORPORATED                                                   5.38        07/01/2015            65,942
       65,000  TOLL BROTHERS FINANCE CORPORATION                                           5.15        05/15/2015            62,387
                                                                                                                            128,329
                                                                                                                    ---------------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS: 0.17%
      150,000  BROWN-FORMAN CORPORATION                                                    5.20        04/01/2012           161,530
      180,000  CRH AMERICA INCORPORATED                                                    5.30        10/15/2013           191,845
      100,000  CRH AMERICA INCORPORATED                                                    5.63        09/30/2011           105,315
       50,000  CRH AMERICA INCORPORATED                                                    6.00        09/30/2016            53,314
      200,000  CRH AMERICA INCORPORATED                                                    8.13        07/15/2018           236,429
      100,000  HOME DEPOT INCORPORATED                                                     5.20        03/01/2011           103,938
      550,000  HOME DEPOT INCORPORATED                                                     5.25        12/16/2013           596,907
      680,000  HOME DEPOT INCORPORATED                                                     5.40        03/01/2016           729,407
      750,000  HOME DEPOT INCORPORATED                                                     5.88        12/16/2036           734,567
      400,000  LOWE'S COMPANIES INCORPORATED                                               5.00        10/15/2015           444,654
       75,000  LOWE'S COMPANIES INCORPORATED                                               6.50        03/15/2029            83,680
      350,000  LOWE'S COMPANIES INCORPORATED                                               6.65        09/15/2037           396,974
      250,000  SHERWIN-WILLIAMS COMPANY                                                    3.13        12/15/2014           252,000
                                                                                                                          4,090,560
                                                                                                                    ---------------

                   66 Wells Fargo Advantage Master Portfolios


                                     Portfolio of Investments--February 28, 2010

DIVERSIFIED FIXED INCOME PORTFOLIO

  PRINCIPAL    SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
-------------  ---------------------------------------------------------------------  -------------  -------------  ---------------
BUSINESS SERVICES: 0.39%
$      50,000  CINTAS CORPORATION #2                                                       6.15%       08/15/2036   $        52,004
      500,000  COMPUTER SCIENCES CORPORATION                                               5.50        03/15/2013           542,124
       75,000  COMPUTER SCIENCES CORPORATION                                               7.38        06/15/2011            80,732
      150,000  COMPUTER SCIENCES CORPORATION SERIES WI                                     6.50        03/15/2018           167,252
      180,000  ELECTRONIC DATA SYSTEMS CORPORATION SERIES B                                6.00        08/01/2013           201,827
      600,000  FISERV INCORPORATED                                                         6.13        11/20/2012           658,853
      100,000  FISERV INCORPORATED                                                         6.80        11/20/2017           113,117
      250,000  INTERNATIONAL BUSINESS MACHINES CORPORATION                                 2.10        05/06/2013           252,342
      200,000  INTERNATIONAL BUSINESS MACHINES CORPORATION                                 4.75        11/29/2012           218,028
      550,000  INTERNATIONAL BUSINESS MACHINES CORPORATION                                 5.60        11/30/2039           566,972
      500,000  INTERNATIONAL BUSINESS MACHINES CORPORATION                                 5.70        09/14/2017           556,835
      250,000  INTERNATIONAL BUSINESS MACHINES CORPORATION                                 5.88        11/29/2032           266,099
    1,000,000  INTERNATIONAL BUSINESS MACHINES CORPORATION                                 7.63        10/15/2018         1,238,058
      690,000  MICROSOFT CORPORATION                                                       2.95        06/01/2014           706,897
      175,000  MICROSOFT CORPORATION                                                       4.20        06/01/2019           178,488
      110,000  MICROSOFT CORPORATION                                                       5.20        06/01/2039           110,651
      200,000  OMNICOM GROUP INCORPORATED                                                  6.25        07/15/2019           216,789
      500,000  ORACLE CORPORATION                                                          3.75        07/08/2014           523,899
      500,000  ORACLE CORPORATION                                                          4.95        04/15/2013           547,901
      300,000  ORACLE CORPORATION                                                          5.00        07/08/2019           314,359
      350,000  ORACLE CORPORATION                                                          5.25        01/15/2016           388,566
      750,000  ORACLE CORPORATION                                                          5.75        04/15/2018           825,428
      200,000  ORACLE CORPORATION                                                          6.13        07/08/2039           212,623
      250,000  ORACLE CORPORATION                                                          6.50        04/15/2038           277,842
                                                                                                                          9,217,686
                                                                                                                    ---------------
CHEMICALS & ALLIED PRODUCTS: 1.38%
    1,000,000  ABBOTT LABORATORIES                                                         5.15        11/30/2012         1,096,088
      150,000  ABBOTT LABORATORIES                                                         5.60        05/15/2011           158,232
    1,000,000  ABBOTT LABORATORIES                                                         5.60        11/30/2017         1,108,905
      150,000  ABBOTT LABORATORIES                                                         5.88        05/15/2016           170,105
      300,000  ABBOTT LABORATORIES                                                         6.00        04/01/2039           322,541
      150,000  AIR PRODUCTS & CHEMICALS INCORPORATED                                       4.38        08/21/2019           149,251
      100,000  AMGEN INCORPORATED                                                          6.38        06/01/2037           110,306
      250,000  AMGEN INCORPORATED                                                          6.40        02/01/2039           277,308
      750,000  BRISTOL-MYERS SQUIBB COMPANY                                                5.88        11/15/2036           785,813
      100,000  CABOT CORPORATION                                                           5.00        10/01/2016            99,806
      150,000  CLOROX COMPANY                                                              5.00        03/01/2013           162,540
      300,000  CLOROX COMPANY                                                              5.00        01/15/2015           324,568
      100,000  CLOROX COMPANY                                                              5.45        10/15/2012           108,497
       90,000  CLOROX COMPANY                                                              5.95        10/15/2017            99,458
       40,000  COLGATE-PALMOLIVE COMPANY                                                   3.15        08/05/2015            41,177
      100,000  COLGATE-PALMOLIVE COMPANY SERIES MTN                                        5.20        11/07/2016           111,448
      500,000  DOW CHEMICAL COMPANY                                                        4.85        08/15/2012           532,226
      100,000  DOW CHEMICAL COMPANY                                                        6.00        10/01/2012           109,093
      100,000  DOW CHEMICAL COMPANY                                                        7.38        11/01/2029           108,454
      685,000  DOW CHEMICAL COMPANY                                                        7.60        05/15/2014           782,542
    1,155,000  DOW CHEMICAL COMPANY                                                        8.55        05/15/2019         1,396,295
      135,000  DOW CHEMICAL COMPANY                                                        9.40        05/15/2039           179,053
      200,000  E.I. DU PONT DE NEMOURS & COMPANY                                           3.25        01/15/2015           201,869
      750,000  E.I. DU PONT DE NEMOURS & COMPANY                                           4.50        08/15/2019           756,887
      200,000  E.I. DU PONT DE NEMOURS & COMPANY                                           4.63        01/15/2020           202,096
      565,000  E.I. DU PONT DE NEMOURS & COMPANY                                           4.88        04/30/2014           613,243
      200,000  E.I. DU PONT DE NEMOURS & COMPANY                                           5.00        07/15/2013           217,931
       50,000  E.I. DU PONT DE NEMOURS & COMPANY                                           5.25        12/15/2016            54,258

                   Wells Fargo Advantage Master Portfolios 67


Portfolio of Investments--February 28, 2010

DIVERSIFIED FIXED INCOME PORTFOLIO

  PRINCIPAL    SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
-------------  ---------------------------------------------------------------------  -------------  -------------  ---------------
CHEMICALS & ALLIED PRODUCTS (continued)
$      25,000  E.I. DU PONT DE NEMOURS & COMPANY                                           5.60%       12/15/2036   $        25,136
      625,000  E.I. DU PONT DE NEMOURS & COMPANY                                           6.00        07/15/2018           694,788
      200,000  EASTMAN CHEMICAL COMPANY                                                    7.60        02/01/2027           226,122
      800,000  ELI LILLY & COMPANY                                                         4.20        03/06/2014           850,299
      400,000  ELI LILLY & COMPANY                                                         5.50        03/15/2027           412,590
      100,000  ESTEE LAUDER COMPANY INCORPORATED                                           7.75        11/01/2013           117,262
    1,000,000  EXPRESS SCRIPTS INCORPORATED                                                6.25        06/15/2014         1,119,420
      250,000  GLAXOSMITHKLINE CAPITAL INCORPORATED                                        4.38        04/15/2014           266,507
      500,000  GLAXOSMITHKLINE CAPITAL INCORPORATED                                        4.85        05/15/2013           542,857
      500,000  GLAXOSMITHKLINE CAPITAL INCORPORATED                                        5.65        05/15/2018           546,918
      900,000  GLAXOSMITHKLINE CAPITAL INCORPORATED                                        6.38        05/15/2038         1,003,731
       45,000  HOSPIRA INCORPORATED SERIES GMTN                                            6.40        05/15/2015            50,536
      180,000  JOHNSON & JOHNSON                                                           4.95        05/15/2033           175,621
    1,000,000  JOHNSON & JOHNSON                                                           5.15        08/15/2012         1,096,725
      250,000  JOHNSON & JOHNSON                                                           5.55        08/15/2017           279,921
      300,000  JOHNSON & JOHNSON                                                           5.85        07/15/2038           325,913
       65,000  LUBRIZOL CORPORATION                                                        5.50        10/01/2014            70,912
      100,000  MEAD JOHNSON NUTRITION COMPANY++                                            3.50        11/01/2014           100,468
      150,000  MEAD JOHNSON NUTRITION COMPANY++                                            4.90        11/01/2019           151,025
      100,000  MEAD JOHNSON NUTRITION COMPANY++                                            5.90        11/01/2039            99,852
      250,000  MERCK & COMPANY INCORPORATED                                                1.88        06/30/2011           253,215
      250,000  MERCK & COMPANY INCORPORATED                                                5.00        06/30/2019           262,197
      150,000  MERCK & COMPANY INCORPORATED                                                5.75        11/15/2036           156,929
      150,000  MERCK & COMPANY INCORPORATED                                                5.85        06/30/2039           154,683
       65,000  MERCK & COMPANY INCORPORATED                                                5.95        12/01/2028            67,419
    1,000,000  MERCK & COMPANY INCORPORATED                                                6.00        09/15/2017         1,136,413
      250,000  MERCK & COMPANY INCORPORATED                                                6.30        01/01/2026           270,599
      100,000  MONSANTO COMPANY                                                            5.50        08/15/2025           102,506
    1,050,000  PFIZER INCORPORATED                                                         4.45        03/15/2012         1,120,290
      300,000  PFIZER INCORPORATED                                                         4.50        02/15/2014           321,885
      250,000  PFIZER INCORPORATED                                                         5.35        03/15/2015           277,904
    1,300,000  PFIZER INCORPORATED                                                         6.20        03/15/2019         1,466,654
      750,000  PFIZER INCORPORATED                                                         7.20        03/15/2039           921,151
    1,060,000  POTASH CORPORATION OF SASKATCHEWAN INCORPORATED                             3.75        09/30/2015         1,077,974
       55,000  POTASH CORPORATION OF SASKATCHEWAN INCORPORATED                             4.88        03/30/2020            55,137
       50,000  PPG INDUSTRIES INCORPORATED                                                 5.75        03/15/2013            54,504
      100,000  PPG INDUSTRIES INCORPORATED                                                 6.65        03/15/2018           112,310
      100,000  PRAXAIR INCORPORATED                                                        2.13        06/14/2013           100,625
       75,000  PRAXAIR INCORPORATED                                                        5.38        11/01/2016            81,373
      150,000  PRAXAIR INCORPORATED                                                        6.38        04/01/2012           165,360
      150,000  PROCTER & GAMBLE COMPANY                                                    1.38        08/01/2012           150,739
      750,000  PROCTER & GAMBLE COMPANY                                                    3.50        02/15/2015           782,673
      125,000  PROCTER & GAMBLE COMPANY                                                    4.60        01/15/2014           135,154
      500,000  PROCTER & GAMBLE COMPANY                                                    4.70        02/15/2019           518,870
      500,000  PROCTER & GAMBLE COMPANY                                                    4.85        12/15/2015           553,080
      500,000  PROCTER & GAMBLE COMPANY                                                    5.55        03/05/2037           513,474
      100,000  PROCTER & GAMBLE COMPANY                                                    5.80        08/15/2034           106,520
      120,000  SCHERING-PLOUGH CORPORATION                                                 6.50        12/01/2033           136,135
      225,000  SCHERING-PLOUGH CORPORATION                                                 6.55        09/15/2037           258,657
      200,000  TEVA PHARMACEUTICAL FINANCE LLC                                             6.15        02/01/2036           210,420
      100,000  VALSPAR CORPORATION                                                         7.25        06/15/2019           114,458
      125,000  WATSON PHARMACEUTICALS INCORPORATED                                         5.00        08/15/2014           131,399
      130,000  WATSON PHARMACEUTICALS INCORPORATED                                         6.13        08/15/2019           138,086
      500,000  WYETH                                                                       5.45        04/01/2017           549,796
      180,000  WYETH                                                                       5.50        02/15/2016           199,814

                   68 Wells Fargo Advantage Master Portfolios


                                     Portfolio of Investments--February 28, 2010

DIVERSIFIED FIXED INCOME PORTFOLIO

  PRINCIPAL    SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
-------------  ---------------------------------------------------------------------  -------------  -------------  ---------------
CHEMICALS & ALLIED PRODUCTS (continued)
$     350,000  WYETH                                                                       5.95%       04/01/2037   $       369,478
      625,000  WYETH                                                                       6.00        02/15/2036           660,741
      300,000  WYETH                                                                       6.95        03/15/2011           318,377
                                                                                                                         32,443,592
                                                                                                                    ---------------
COMMERCIAL SERVICES: 0.03%
      100,000  EQUIFAX INCORPORATED                                                        4.45        12/01/2014           103,401
      500,000  WESTERN UNION COMPANY                                                       6.50        02/26/2014           567,408
                                                                                                                            670,809
                                                                                                                    ---------------
COMMUNICATIONS: 2.09%
      350,000  ALLTEL CORPORATION                                                          7.88        07/01/2032           425,418
       65,000  AMERICA MOVIL SA DE CV                                                      6.38        03/01/2035            66,352
      100,000  AMERICAN TOWER CORPORATION                                                  4.63        04/01/2015           103,611
    1,200,000  AMERICAN TOWER CORPORATION                                                  5.25        04/15/2013         1,310,735
    1,000,000  AT&T INCORPORATED                                                           4.95        01/15/2013         1,079,704
      325,000  AT&T INCORPORATED                                                           5.10        09/15/2014           353,825
    1,000,000  AT&T INCORPORATED                                                           5.50        02/01/2018         1,061,595
      500,000  AT&T INCORPORATED                                                           5.60        05/15/2018           533,340
      300,000  AT&T INCORPORATED                                                           6.25        03/15/2011           317,263
    1,500,000  AT&T INCORPORATED                                                           6.30        01/15/2038         1,527,665
      570,000  AT&T INCORPORATED                                                           6.50        09/01/2037           593,202
      500,000  AT&T INCORPORATED                                                           6.55        02/15/2039           528,271
    1,700,000  AT&T INCORPORATED                                                           6.70        11/15/2013         1,936,473
    1,050,000  AT&T INCORPORATED                                                           8.00        11/15/2031         1,283,752
      360,000  AT&T WIRELESS                                                               7.88        03/01/2011           384,979
    1,000,000  AT&T WIRELESS                                                               8.13        05/01/2012         1,131,929
      600,000  AT&T WIRELESS                                                               8.75        03/01/2031           773,227
      750,000  BELLSOUTH CAPITAL FUNDING CORPORATION                                       7.88        02/15/2030           866,176
      325,000  BELLSOUTH CORPORATION                                                       5.20        09/15/2014           355,193
      180,000  BELLSOUTH CORPORATION                                                       6.00        11/15/2034           177,022
      180,000  BELLSOUTH CORPORATION                                                       6.55        06/15/2034           187,139
      350,000  BRITISH TELECOMMUNICATIONS PLC                                              5.15        01/15/2013           370,797
      180,000  CBS CORPORATION                                                             4.63        05/15/2018           169,249
      200,000  CBS CORPORATION                                                             8.88        05/15/2019           237,518
    1,250,000  CELLCO PARTNERSHIP / VERIZON WIRELESS CAPITAL LLC                           3.75        05/20/2011         1,291,111
    1,000,000  CELLCO PARTNERSHIP / VERIZON WIRELESS CAPITAL LLC                           5.55        02/01/2014         1,101,451
      500,000  CELLCO PARTNERSHIP / VERIZON WIRELESS CAPITAL LLC                           8.50        11/15/2018           629,727
      100,000  CENTURYTEL INCORPORATED                                                     5.00        02/15/2015           102,448
      240,000  CENTURYTEL INCORPORATED                                                     6.00        04/01/2017           247,753
      600,000  CISCO SYSTEMS INCORPORATED                                                  4.45        01/15/2020           599,497
      350,000  CISCO SYSTEMS INCORPORATED                                                  5.50        01/15/2040           339,497
      365,000  COMCAST CABLE COMMUNICATIONS HOLDINGS INCORPORATED                          8.38        03/15/2013           423,764
      350,000  COMCAST CABLE HOLDINGS LLC                                                  7.13        02/15/2028           377,224
      100,000  COMCAST CORPORATION                                                         4.95        06/15/2016           104,137
      500,000  COMCAST CORPORATION                                                         5.15        03/01/2020           505,215
    1,300,000  COMCAST CORPORATION                                                         5.30        01/15/2014         1,410,175
    1,000,000  COMCAST CORPORATION                                                         5.70        07/01/2019         1,055,950
       75,000  COMCAST CORPORATION                                                         5.88        02/15/2018            80,464
      225,000  COMCAST CORPORATION                                                         5.90        03/15/2016           245,283
      500,000  COMCAST CORPORATION                                                         6.30        11/15/2017           553,423
      500,000  COMCAST CORPORATION                                                         6.40        03/01/2040           509,555
      150,000  COMCAST CORPORATION                                                         6.45        03/15/2037           153,886
      200,000  COMCAST CORPORATION                                                         6.50        11/15/2035           206,853
      650,000  COMCAST CORPORATION                                                         6.55        07/01/2039           678,691

                   Wells Fargo Advantage Master Portfolios 69


Portfolio of Investments--February 28, 2010

DIVERSIFIED FIXED INCOME PORTFOLIO

  PRINCIPAL    SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
-------------  ---------------------------------------------------------------------  -------------  -------------  ---------------
COMMUNICATIONS (continued)
$     400,000  COMCAST CORPORATION                                                         6.95%       08/15/2037   $       432,078
      500,000  COX COMMUNICATIONS INCORPORATED                                             4.63        06/01/2013           530,162
      180,000  COX COMMUNICATIONS INCORPORATED                                             5.45        12/15/2014           197,487
      300,000  COX COMMUNICATIONS INCORPORATED                                             7.13        10/01/2012           335,992
    1,000,000  DEUTSCHE TELEKOM INTERNATIONAL FINANCE BV                                   5.25        07/22/2013         1,077,888
      500,000  DEUTSCHE TELEKOM INTERNATIONAL FINANCE BV                                   6.00        07/08/2019           535,277
      620,000  DIRECTV HOLDINGS LLC                                                        7.63        05/15/2016           679,675
      500,000  DIRECTV HOLDING FINANCE++                                                   4.75        10/01/2014           522,702
      350,000  EMBARQ CORPORATION                                                          7.08        06/01/2016           385,818
      500,000  EMBARQ CORPORATION                                                          8.00        06/01/2036           532,326
      300,000  QWEST CORPORATION                                                           6.88        09/15/2033           275,250
      500,000  QWEST CORPORATION                                                           7.50        06/15/2023           482,500
       35,000  QWEST CORPORATION                                                           8.38        05/01/2016            38,325
      800,000  QWEST CORPORATION                                                           8.88        03/15/2012           867,000
       65,000  REED ELSEVIER CAPITAL INCORPORATED                                          4.63        06/15/2012            68,905
    1,000,000  ROGERS COMMUNICATIONS INCORPORATED                                          6.80        08/15/2018         1,138,823
      415,000  TELECOM ITALIA CAPITAL SA                                                   5.25        11/15/2013           440,406
      250,000  TIME WARNER CABLE INCORPORATED                                              3.50        02/01/2015           251,759
      185,000  TIME WARNER CABLE INCORPORATED                                              5.00        02/01/2020           183,240
      350,000  TIME WARNER CABLE INCORPORATED                                              5.40        07/02/2012           375,579
      150,000  TIME WARNER CABLE INCORPORATED                                              5.85        05/01/2017           161,291
      250,000  TIME WARNER CABLE INCORPORATED                                              6.55        05/01/2037           259,383
    1,000,000  TIME WARNER CABLE INCORPORATED                                              6.75        07/01/2018         1,118,429
      500,000  TIME WARNER CABLE INCORPORATED                                              6.75        06/15/2039           531,237
      150,000  TIME WARNER CABLE INCORPORATED                                              7.50        04/01/2014           175,013
      150,000  TIME WARNER CABLE INCORPORATED                                              8.25        02/14/2014           178,102
      150,000  TIME WARNER CABLE INCORPORATED                                              8.25        04/01/2019           182,240
      100,000  TIME WARNER CABLE INCORPORATED                                              8.75        02/14/2019           124,462
      250,000  TIME WARNER COMPANIES INCORPORATED                                          7.57        02/01/2024           284,287
      150,000  TIME WARNER ENTERTAINMENT COMPANY LP                                        8.38        07/15/2033           182,919
    1,000,000  TIME WARNER INCORPORATED                                                    5.88        11/15/2016         1,097,294
       50,000  TIME WARNER INCORPORATED                                                    6.50        11/15/2036            52,956
      360,000  TIME WARNER INCORPORATED                                                    6.88        05/01/2012           397,200
      325,000  TIME WARNER INCORPORATED                                                    7.63        04/15/2031           378,664
      300,000  TIME WARNER INCORPORATED                                                    7.70        05/01/2032           353,380
      300,000  VERIZON (NEW JERSEY) INCORPORATED SERIES A                                  5.88        01/17/2012           320,871
      250,000  VERIZON COMMUNICATIONS INCORPORATED                                         6.25        04/01/2037           256,604
      500,000  VERIZON COMMUNICATIONS INCORPORATED                                         6.35        04/01/2019           554,795
      500,000  VERIZON COMMUNICATIONS INCORPORATED                                         6.90        04/15/2038           555,597
    1,350,000  VERIZON COMMUNICATIONS INCORPORATED                                         7.35        04/01/2039         1,578,335
    1,300,000  VERIZON COMMUNICATIONS INCORPORATED                                         8.75        11/01/2018         1,639,892
      325,000  VERIZON GLOBAL FUNDING CORPORATION                                          4.90        09/15/2015           352,074
      100,000  VERIZON GLOBAL FUNDING CORPORATION                                          5.85        09/15/2035            97,922
    1,000,000  VERIZON GLOBAL FUNDING CORPORATION                                          7.38        09/01/2012         1,137,603
      350,000  VERIZON GLOBAL FUNDING CORPORATION                                          7.75        12/01/2030           416,938
      200,000  VIACOM INCORPORATED                                                         5.50        05/15/2033           170,259
      480,000  VIACOM INCORPORATED                                                         6.25        04/30/2016           536,379
       50,000  VIACOM INCORPORATED                                                         6.75        10/05/2037            52,517
      180,000  VIACOM INCORPORATED                                                         6.88        04/30/2036           192,923
                                                                                                                         49,081,297
                                                                                                                    ---------------
DEPOSITORY INSTITUTIONS: 4.38%
      150,000  ABBEY NATIONAL CAPITAL TRUST I                                              8.96        12/29/2049           156,750
    1,000,000  BANK OF AMERICA CORPORATION                                                 2.10        04/30/2012         1,021,341
    1,750,000  BANK OF AMERICA CORPORATION                                                 4.75        08/01/2015         1,774,183

                   70 Wells Fargo Advantage Master Portfolios


                                     Portfolio of Investments--February 28, 2010

DIVERSIFIED FIXED INCOME PORTFOLIO

  PRINCIPAL    SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
-------------  ---------------------------------------------------------------------  -------------  -------------  ---------------
DEPOSITORY INSTITUTIONS (continued)
$     700,000  BANK OF AMERICA CORPORATION                                                 5.38%       06/15/2014   $       730,841
      250,000  BANK OF AMERICA CORPORATION                                                 5.49        03/15/2019           240,588
      100,000  BANK OF AMERICA CORPORATION                                                 5.63        10/14/2016           102,179
    1,000,000  BANK OF AMERICA CORPORATION                                                 5.65        05/01/2018           997,490
      500,000  BANK OF AMERICA CORPORATION                                                 5.75        12/01/2017           506,328
    1,000,000  BANK OF AMERICA CORPORATION                                                 6.00        09/01/2017         1,030,024
    1,850,000  BANK OF AMERICA CORPORATION                                                 6.50        08/01/2016         1,988,678
    1,000,000  BANK OF AMERICA CORPORATION                                                 7.38        05/15/2014         1,124,460
    1,500,000  BANK OF AMERICA CORPORATION                                                 7.63        06/01/2019         1,696,281
      800,000  BANK OF AMERICA CORPORATION SERIES BKNT                                     6.00        10/15/2036           729,891
    1,500,000  BANK OF AMERICA CORPORATION SERIES MTN                                      3.13        06/15/2012         1,565,453
      500,000  BANK OF AMERICA CORPORATION SERIES MTN                                      4.90        05/01/2013           525,157
      415,000  BANK OF NEW YORK MELLON CORPORATION                                         4.30        05/15/2014           441,100
    1,000,000  BANK OF NEW YORK MELLON CORPORATION                                         5.45        05/15/2019         1,066,210
      150,000  BANK OF NEW YORK MELLON CORPORATION SERIES MTN                              4.95        11/01/2012           162,802
      500,000  BANK OF THE WEST (SAN FRANCISCO CA)                                         2.15        03/27/2012           511,157
      500,000  BANK OF TOKYO-MITSUBISHI UFJ LIMITED (NEW YORK)                             7.40        06/15/2011           535,902
      240,000  BANK ONE CORPORATION                                                        7.63        10/15/2026           275,409
      250,000  BANK ONE CORPORATION                                                        8.00        04/29/2027           293,279
    1,000,000  BARCLAYS BANK PLC                                                           2.50        01/23/2013           999,398
      400,000  BARCLAYS BANK PLC                                                           5.00        09/22/2016           408,375
      100,000  BB&T CAPITAL TRUST IV                                                       6.82        06/12/2077            87,500
      150,000  BB&T CORPORATION                                                            3.38        09/25/2013           153,841
    1,000,000  BB&T CORPORATION                                                            3.85        07/27/2012         1,046,348
      250,000  BB&T CORPORATION                                                            5.20        12/23/2015           261,831
      500,000  BB&T CORPORATION                                                            6.85        04/30/2019           567,903
      350,000  BLACKROCK INCORPORATED                                                      6.25        09/15/2017           387,498
      300,000  BLACKROCK INCORPORATED NEW YORK SHARES                                      3.50        12/10/2014           304,634
      250,000  BLACKROCK INCORPORATED NEW YORK SHARES                                      5.00        12/10/2019           251,657
    1,000,000  BP CAPITAL MARKETS PLC                                                      5.25        11/07/2013         1,104,764
      500,000  CAPITAL ONE BANK USA NA                                                     8.80        07/15/2019           600,840
      659,000  CAPITAL ONE CAPITAL VI                                                      8.88        05/15/2040           699,144
      700,000  CAPITAL ONE FINANCIAL CORPORATION                                           7.38        05/23/2014           802,439
      150,000  CITIBANK NA                                                                 1.25        09/22/2011           151,249
    2,500,000  CITIBANK NA                                                                 1.38        08/10/2011         2,523,520
      250,000  CITIGROUP FUNDING INCORPORATED                                              1.88        10/22/2012           252,276
    2,000,000  CITIGROUP INCORPORATED                                                      2.13        04/30/2012         2,042,020
      900,000  CITIGROUP INCORPORATED                                                      5.00        09/15/2014           895,031
    1,000,000  CITIGROUP INCORPORATED                                                      5.10        09/29/2011         1,042,812
    1,000,000  CITIGROUP INCORPORATED                                                      5.30        10/17/2012         1,050,583
      700,000  CITIGROUP INCORPORATED                                                      5.50        04/11/2013           732,722
    1,500,000  CITIGROUP INCORPORATED                                                      5.50        10/15/2014         1,544,276
    1,000,000  CITIGROUP INCORPORATED                                                      5.50        02/15/2017           975,402
      750,000  CITIGROUP INCORPORATED                                                      5.63        08/27/2012           789,782
      275,000  CITIGROUP INCORPORATED                                                      6.00        10/31/2033           233,518
    1,000,000  CITIGROUP INCORPORATED                                                      6.13        11/21/2017         1,011,545
    1,000,000  CITIGROUP INCORPORATED                                                      6.13        05/15/2018         1,003,365
      500,000  CITIGROUP INCORPORATED                                                      6.13        08/25/2036           430,011
    1,500,000  CITIGROUP INCORPORATED                                                      6.38        08/12/2014         1,591,947
      250,000  CITIGROUP INCORPORATED                                                      6.50        08/19/2013           268,911
    1,300,000  CITIGROUP INCORPORATED                                                      6.88        03/05/2038         1,283,299
      855,000  CITIGROUP INCORPORATED                                                      8.13        07/15/2039           967,047
      400,000  CITIGROUP INCORPORATED                                                      8.50        05/22/2019           461,583
      500,000  COMERICA BANK SERIES BKNT                                                   5.75        11/21/2016           508,744
      100,000  COMERICA CAPITAL TRUST II                                                   6.58        02/02/2082            82,750

                   Wells Fargo Advantage Master Portfolios 71


Portfolio of Investments--February 28, 2010

DIVERSIFIED FIXED INCOME PORTFOLIO

  PRINCIPAL    SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
-------------  ---------------------------------------------------------------------  -------------  -------------  ---------------
DEPOSITORY INSTITUTIONS (continued)
$   1,000,000  COUNTRYWIDE HOME LOANS INCORPORATED                                         4.00%       03/22/2011   $     1,029,992
    1,000,000  CREDIT SUISSE USA INCORPORATED                                              4.88        01/15/2015         1,068,476
    1,000,000  CREDIT SUISSE/NEW YORK NY                                                   5.30        08/13/2019         1,024,440
      750,000  DEUTSCHE BANK AG/LONDON                                                     2.38        01/11/2013           751,538
    1,000,000  DEUTSCHE BANK AG/LONDON                                                     3.88        08/18/2014         1,030,058
      100,000  DEUTSCHE BANK FINANCIAL LLC                                                 5.38        03/02/2015           106,012
      300,000  DISCOVER BANK                                                               8.70        11/18/2019           323,675
      500,000  FIFTH THIRD BANCORP                                                         5.45        01/15/2017           488,942
      250,000  FIFTH THIRD BANCORP                                                         8.25        03/01/2038           257,510
      750,000  GOLDMAN SACHS GROUP INCORPORATED                                            3.63        08/01/2012           778,103
    1,500,000  GOLDMAN SACHS GROUP INCORPORATED<<                                          6.13        02/15/2033         1,475,450
      200,000  HSBC BANK USA NA NEW YORK                                                   4.63        04/01/2014           210,821
      225,000  HSBC BANK USA NA NEW YORK SERIES BKNT                                       5.63        08/15/2035           214,485
    1,500,000  HSBC FINANCE CORPORATION                                                    5.50        01/19/2016         1,586,159
      800,000  HSBC HOLDINGS PLC                                                           5.25        12/12/2012           862,142
      500,000  HSBC USA INCORPORATED                                                       3.13        12/16/2011           520,073
    1,000,000  JPMORGAN CHASE & COMPANY                                                    2.20        06/15/2012         1,022,405
      350,000  JPMORGAN CHASE & COMPANY                                                    3.13        12/01/2011           363,811
    1,500,000  JPMORGAN CHASE & COMPANY                                                    3.70        01/20/2015         1,518,084
    1,650,000  JPMORGAN CHASE & COMPANY                                                    4.65        06/01/2014         1,747,363
      250,000  JPMORGAN CHASE & COMPANY                                                    5.25        05/01/2015           265,014
    2,000,000  JPMORGAN CHASE & COMPANY                                                    5.38        10/01/2012         2,167,224
      600,000  JPMORGAN CHASE & COMPANY                                                    5.60        06/01/2011           634,708
    1,000,000  JPMORGAN CHASE & COMPANY                                                    6.00        01/15/2018         1,083,065
    1,500,000  JPMORGAN CHASE & COMPANY                                                    6.30        04/23/2019         1,663,422
      850,000  JPMORGAN CHASE & COMPANY                                                    6.40        05/15/2038           919,057
      800,000  JPMORGAN CHASE & COMPANY                                                    6.63        03/15/2012           873,907
      500,000  JPMORGAN CHASE CAPITAL SERIES XXV                                           6.80        10/01/2037           489,012
      350,000  JPMORGAN CHASE CAPITAL SERIES XXVII                                         7.00        11/01/2039           355,685
      350,000  KEYBANK NA                                                                  5.80        07/01/2014           357,512
      500,000  KEYCORP                                                                     6.50        05/14/2013           533,139
      500,000  LAZARD GROUP LLC                                                            6.85        06/15/2017           507,834
      250,000  M&I MARSHALL & ILSLEY BANK SERIES BKNT                                      5.00        01/17/2017           206,356
      200,000  MELLON FUNDING CORPORATION                                                  5.00        12/01/2014           217,575
      100,000  MELLON FUNDING CORPORATION                                                  5.20        05/15/2014           108,944
      750,000  MORGAN STANLEY                                                              2.00        09/22/2011           765,266
    1,500,000  MORGAN STANLEY                                                              5.63        09/23/2019         1,487,232
    1,500,000  MORGAN STANLEY                                                              6.00        04/28/2015         1,602,255
      360,000  NATIONAL CITY CORPORATION                                                   4.90        01/15/2015           378,031
      500,000  NATIONAL CITY CORPORATION                                                   6.88        05/15/2019           557,286
      540,000  NORTHERN TRUST CORPORATION                                                  4.63        05/01/2014           581,911
    1,100,000  PNC FINANCIAL SERVICES GROUP                                                3.63        02/08/2015         1,106,182
      150,000  PNC FINANCIAL SERVICES GROUP                                                5.13        02/08/2020           152,158
      500,000  PNC FUNDING CORPORATION                                                     6.70        06/10/2019           562,674
      100,000  PRIVATE EXPORT FUNDING CORPORATION                                          4.30        12/15/2021           100,138
      250,000  PRIVATE EXPORT FUNDING CORPORATION                                          4.95        11/15/2015           275,938
      250,000  REGIONS BANK                                                                6.45        06/26/2037           196,599
      500,000  REGIONS BANK/BIRMINGHAM AL                                                  7.50        05/15/2018           494,302
      200,000  REGIONS FINANCIAL CORPORATION                                               7.75        11/10/2014           205,759
      375,000  ROYAL BANK OF SCOTLAND GROUP PLC                                            6.40        10/21/2019           377,023
      500,000  SUNTRUST BANK INCORPORATED                                                  3.00        11/16/2011           518,155
      225,000  SUNTRUST BANK INCORPORATED                                                  5.00        09/01/2015           226,686
      750,000  SUNTRUST BANK INCORPORATED                                                  6.00        09/11/2017           761,627
      165,000  SUNTRUST CAPITAL VIII                                                       6.10        12/01/2066           126,780

                   72 Wells Fargo Advantage Master Portfolios


                                     Portfolio of Investments--February 28, 2010

DIVERSIFIED FIXED INCOME PORTFOLIO

  PRINCIPAL    SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
-------------  ---------------------------------------------------------------------  -------------  -------------  ---------------
DEPOSITORY INSTITUTIONS (continued)
$     200,000  UBS AG (STAMFORD CT)                                                        5.88%       07/15/2016   $       205,380
    1,000,000  UBS AG (STAMFORD CT)                                                        5.75        04/25/2018         1,031,516
      200,000  UNION BANK OF CALIFORNIA SERIES BKNT                                        5.95        05/11/2016           211,427
      500,000  US BANCORP NA<<                                                             1.80        05/15/2012           507,097
      250,000  US BANCORP NA                                                               4.20        05/15/2014           263,821
      275,000  US BANK NA SERIES BKNT                                                      4.95        10/30/2014           297,182
    1,000,000  US BANK NA (CINCINNATI OH)                                                  6.38        08/01/2011         1,072,431
       50,000  USB CAPITAL IX                                                              6.19        10/29/2049            41,250
      100,000  USB CAPITAL XIII TRUST                                                      6.63        12/15/2039            99,408
      250,000  WACHOVIA BANK NA(l)                                                         5.85        02/01/2037           233,088
      600,000  WACHOVIA BANK NA(l)                                                         6.60        01/15/2038           616,423
    2,150,000  WACHOVIA CAPITAL TRUST(l)                                                   5.80        03/29/2049         1,730,750
    1,800,000  WACHOVIA CORPORATION(l)                                                     5.25        08/01/2014         1,903,232
      700,000  WACHOVIA CORPORATION(l)                                                     5.50        08/01/2035           625,510
      500,000  WACHOVIA CORPORATION(l)                                                     5.63        10/15/2016           517,555
    1,000,000  WACHOVIA CORPORATION(l)                                                     5.75        06/15/2017         1,055,614
    1,000,000  WACHOVIA CORPORATION(l)                                                     5.75        02/01/2018         1,054,874
      700,000  WACHOVIA CORPORATION SERIES MTN(l)                                          5.50        05/01/2013           756,136
      750,000  WELLS FARGO & COMPANY(l)                                                    3.00        12/09/2011           777,890
    1,500,000  WELLS FARGO & COMPANY(l)                                                    3.75        10/01/2014         1,518,093
    1,000,000  WELLS FARGO & COMPANY(l)                                                    5.25        10/23/2012         1,078,115
    1,500,000  WELLS FARGO & COMPANY(l)                                                    5.30        08/26/2011         1,582,616
    1,000,000  WELLS FARGO & COMPANY(l)                                                    5.63        12/11/2017         1,053,583
      500,000  WELLS FARGO BANK NA(l)                                                      4.75        02/09/2015           519,205
      150,000  WELLS FARGO BANK NA(l)                                                      5.95        08/26/2036           142,355
      200,000  WESTERN CORPORATE FEDERAL CREDIT UNION                                      1.75        11/02/2012           201,609
       75,000  WESTERN UNION COMPANY                                                       5.40        11/17/2011            80,065
       75,000  WESTERN UNION COMPANY                                                       5.93        10/01/2016            83,012
       75,000  WESTERN UNION COMPANY                                                       6.20        11/17/2036            77,179
      250,000  WESTPAC BANKING CORPORATION                                                 2.25        11/19/2012           251,269
      280,000  WESTPAC BANKING CORPORATION                                                 4.20        02/27/2015           288,852
      550,000  WESTPAC BANKING CORPORATION                                                 4.88        11/19/2019           542,933
                                                                                                                        102,651,533
                                                                                                                    ---------------
DIVERSIFIED MANUFACTURING: 0.02%
      300,000  FORTUNE BRANDS INCORPORATED                                                 3.00        06/01/2012           301,319
      200,000  FORTUNE BRANDS INCORPORATED                                                 5.38        01/15/2016           206,573
                                                                                                                            507,892
                                                                                                                    ---------------
EATING & DRINKING PLACES: 0.13%
      250,000  DARDEN RESTAURANTS INCORPORATED                                             5.63        10/15/2012           269,893
      105,000  DARDEN RESTAURANTS INCORPORATED                                             6.20        10/15/2017           113,962
       20,000  DARDEN RESTAURANTS INCORPORATED                                             6.80        10/15/2037            21,409
      100,000  MCDONALD'S CORPORATION                                                      5.80        10/15/2017           112,583
      150,000  MCDONALD'S CORPORATION                                                      6.30        10/15/2037           165,336
      100,000  MCDONALD'S CORPORATION SERIES MTN                                           4.30        03/01/2013           107,334
      400,000  MCDONALD'S CORPORATION SERIES MTN                                           5.35        03/01/2018           434,073
      600,000  MCDONALD'S CORPORATION SERIES MTN                                           6.30        03/01/2038           662,652
      500,000  STARBUCKS CORPORATION                                                       6.25        08/15/2017           542,437
      350,000  YUM! BRANDS INCORPORATED                                                    6.25        03/15/2018           385,452
       50,000  YUM! BRANDS INCORPORATED                                                    6.88        11/15/2037            55,144
      120,000  YUM! BRANDS INCORPORATED                                                    8.88        04/15/2011           129,682
                                                                                                                          2,999,957
                                                                                                                    ---------------

                   Wells Fargo Advantage Master Portfolios 73


Portfolio of Investments--February 28, 2010

DIVERSIFIED FIXED INCOME PORTFOLIO

  PRINCIPAL    SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
-------------  ---------------------------------------------------------------------  -------------  -------------  ---------------
EDUCATIONAL SERVICES: 0.08%
$     500,000  BOARD OF TRUSTEES OF THE LELAND STANFORD JUNIOR UNIVERSITY                  4.75%       05/01/2019   $       521,095
       75,000  DARTMOUTH COLLEGE                                                           4.75        06/01/2019            78,305
      250,000  JOHNS HOPKINS UNIVERSITY                                                    5.25        07/01/2019           266,295
      500,000  PRINCETON UNIVERSITY                                                        5.70        03/01/2039           531,765
      250,000  VANDERBILT UNIVERSITY                                                       5.25        04/01/2019           264,028
      225,000  YALE UNIVERSITY                                                             2.90        10/15/2014           229,164
                                                                                                                          1,890,652
                                                                                                                    ---------------
ELECTRIC UTILITIES: 0.36%
      500,000  ALABAMA POWER COMPANY                                                       6.00        03/01/2039           526,288
      100,000  ALLIANT ENERGY CORPORATION                                                  4.00        10/15/2014           102,141
      100,000  AMEREN ENERGY GENERATING COMPANY                                            6.30        04/01/2020           101,536
       55,000  AVISTA CORPORATION                                                          5.13        04/01/2022            56,151
      800,000  CAROLINA POWER & LIGHT COMPANY                                              5.30        01/15/2019           846,743
      500,000  CONSTELLATION ENERGY GROUP INCORPORATED                                     7.60        04/01/2032           568,443
      120,000  ENTERGY GULF STATES LOUISIANA LLC                                           5.59        10/01/2024           126,063
      500,000  EXELON GENERATION COMPANY LLC                                               5.20        10/01/2019           508,926
      500,000  EXELON GENERATION COMPANY LLC                                               6.25        10/01/2039           511,572
    1,200,000  FIRSTENERGY SOLUTIONS COMPANY                                               4.80        02/15/2015         1,251,295
      240,000  FIRSTENERGY SOLUTIONS COMPANY                                               6.05        08/15/2021           247,331
      164,000  FIRSTENERGY SOLUTIONS COMPANY                                               6.80        08/15/2039           167,581
      200,000  MIDAMERICAN ENERGY HOLDINGS COMPANY                                         3.15        07/15/2012           205,681
      500,000  MIDAMERICAN ENERGY HOLDINGS COMPANY                                         6.50        09/15/2037           538,430
       40,000  NORTHERN STATES POWER COMPANY                                               5.35        11/01/2039            38,953
      100,000  NSTAR                                                                       4.50        11/15/2019           100,832
       65,000  OHIO POWER COMPANY                                                          5.38        10/01/2021            67,161
    1,000,000  PACIFIC GAS & ELECTRIC COMPANY                                              8.25        10/15/2018         1,233,642
       40,000  PUBLIC SERVICE COMPANY OF OKLAHOMA                                          5.15        12/01/2019            40,786
    1,000,000  PUBLIC SERVICE ELECTRIC & GAS COMPANY                                       5.30        05/01/2018         1,061,582
      150,000  PUGET SOUND ENERGY INCORPORATED                                             5.76        10/01/2039           147,419
                                                                                                                          8,448,556
                                                                                                                    ---------------
ELECTRIC, GAS & SANITARY SERVICES: 1.80%
      105,000  ALABAMA POWER COMPANY                                                       6.13        05/15/2038           111,982
    1,000,000  ALLIED WASTE NORTH AMERICA INCORPORATED                                     6.88        06/01/2017         1,080,000
      100,000  AMEREN ENERGY GENERATING COMPANY SERIES H                                   7.00        04/15/2018           107,720
       75,000  AMEREN UNION ELECTRIC                                                       5.40        02/01/2016            78,692
      100,000  AMEREN UNION ELECTRIC                                                       6.00        04/01/2018           107,655
      750,000  AMERICAN WATER CAPITAL CORPORATION                                          6.09        10/15/2017           812,047
      600,000  APPALACHIAN POWER COMPANY                                                   7.00        04/01/2038           687,239
      315,000  APPALACHIAN POWER COMPANY SERIES L                                          5.80        10/01/2035           309,626
      500,000  ARIZONA PUBLIC SERVICE COMPANY                                              6.38        10/15/2011           534,482
       65,000  ATLANTIC CITY ELECTRIC COMPANY                                              7.75        11/15/2018            78,794
      100,000  ATMOS ENERGY CORPORATION                                                    4.95        10/15/2014           107,261
       50,000  ATMOS ENERGY CORPORATION                                                    6.35        06/15/2017            54,574
      180,000  CAROLINA POWER & LIGHT COMPANY                                              5.25        12/15/2015           199,403
      450,000  CENTERPOINT ENERGY HOUSTON SERIES J2                                        5.70        03/15/2013           490,831
      150,000  CENTERPOINT ENERGY RESOURCES CORPORATION                                    6.13        11/01/2017           159,218
       50,000  CENTERPOINT ENERGY RESOURCES CORPORATION                                    6.63        11/01/2037            52,245
      100,000  CENTERPOINT ENERGY RESOURCES CORPORATION SERIES MTN                         6.00        05/15/2018           104,984
      500,000  COMMONWEALTH EDISON COMPANY                                                 5.80        03/15/2018           542,599
      250,000  COMMONWEALTH EDISON COMPANY                                                 5.90        03/15/2036           255,707
       65,000  COMMONWEALTH EDISON COMPANY SERIES 100                                      5.88        02/01/2033            65,775

                   74 Wells Fargo Advantage Master Portfolios


                                     Portfolio of Investments--February 28, 2010

DIVERSIFIED FIXED INCOME PORTFOLIO

  PRINCIPAL    SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
-------------  ---------------------------------------------------------------------  -------------  -------------  ---------------
ELECTRIC, GAS & SANITARY SERVICES (continued)
$      50,000  COMMONWEALTH EDISON COMPANY SERIES 105                                      5.40%       12/15/2011   $        53,495
      100,000  CONNECTICUT LIGHT & POWER COMPANY                                           5.65        05/01/2018           108,180
      180,000  CONSOLIDATED EDISON COMPANY OF NEW YORK INCORPORATED                        4.88        02/01/2013           194,450
      600,000  CONSOLIDATED EDISON COMPANY OF NEW YORK INCORPORATED                        5.50        12/01/2039           580,345
      100,000  CONSOLIDATED EDISON COMPANY OF NEW YORK INCORPORATED                        5.85        04/01/2018           109,458
      500,000  CONSOLIDATED EDISON COMPANY OF NEW YORK INCORPORATED                        6.65        04/01/2019           576,427
      100,000  CONSOLIDATED EDISON COMPANY OF NEW YORK INCORPORATED                        6.75        04/01/2038           114,151
      200,000  CONSOLIDATED EDISON COMPANY OF NEW YORK INCORPORATED                        7.13        12/01/2018           236,905
      100,000  CONSOLIDATED EDISON COMPANY OF NEW YORK INCORPORATED SERIES 06-C            5.50        09/15/2016           111,632
       50,000  CONSOLIDATED EDISON COMPANY OF NEW YORK INCORPORATED SERIES D               5.30        12/01/2016            53,827
       50,000  CONSOLIDATED EDISON COMPANY OF NEW YORK INCORPORATED SERIES E               5.70        12/01/2036            49,791
      100,000  CONSOLIDATED NATURAL GAS COMPANY SERIES A                                   5.00        12/01/2014           106,757
      150,000  CONSUMERS ENERGY COMPANY                                                    5.65        09/15/2018           158,914
      150,000  CONSUMERS ENERGY COMPANY SERIES B                                           5.38        04/15/2013           163,693
      580,000  DOMINION RESOURCES INCORPORATED                                             5.20        08/15/2019           593,328
      180,000  DOMINION RESOURCES INCORPORATED                                             5.70        09/17/2012           196,330
      750,000  DOMINION RESOURCES INCORPORATED                                             6.40        06/15/2018           835,875
       50,000  DOMINION RESOURCES INCORPORATED SERIES A                                    5.60        11/15/2016            54,988
      125,000  DOMINION RESOURCES INCORPORATED SERIES B                                    5.95        06/15/2035           125,312
      350,000  DTE ENERGY COMPANY                                                          6.35        06/01/2016           382,034
      150,000  DTE ENERGY COMPANY                                                          7.05        06/01/2011           158,940
       50,000  DTE ENERGY COMPANY                                                          7.63        05/15/2014            57,580
      125,000  DUKE CAPITAL LLC                                                            5.67        08/15/2014           136,205
      100,000  DUKE CAPITAL LLC                                                            8.00        10/01/2019           119,192
      150,000  DUKE ENERGY CAROLINAS LLC                                                   5.75        11/15/2013           167,847
      100,000  DUKE ENERGY CAROLINAS LLC                                                   7.00        11/15/2018           118,673
      950,000  DUKE ENERGY CORPORATION                                                     6.30        02/01/2014         1,060,277
       75,000  DUKE ENERGY CORPORATION                                                     6.45        10/15/2032            80,795
      750,000  DUKE ENERGY INDIANA INCORPORATED                                            6.35        08/15/2038           820,460
       65,000  DUKE ENERGY INDIANA INCORPORATED                                            6.45        04/01/2039            71,584
      250,000  DUKE ENERGY OHIO INCORPORATED                                               5.45        04/01/2019           267,665
      100,000  EMERSON ELECTRIC COMPANY                                                    4.75        10/15/2015           109,576
      250,000  ENERGY TRANSFER PARTNERS LP                                                 6.00        07/01/2013           272,767
       55,000  ENERGY TRANSFER PARTNERS LP                                                 6.13        02/15/2017            58,532
       30,000  ENERGY TRANSFER PARTNERS LP                                                 6.63        10/15/2036            30,053
      100,000  ENERGY TRANSFER PARTNERS LP                                                 6.70        07/01/2018           109,742
      100,000  ENERGY TRANSFER PARTNERS LP                                                 7.50        07/01/2038           111,317
      100,000  ENTERGY ARKANSAS INCORPORATED                                               5.40        08/01/2013           110,014
      100,000  ENTERGY GULF STATES LOUISIANA LLC                                           6.00        05/01/2018           107,368
      375,000  EXELON CORPORATION                                                          4.90        06/15/2015           391,944
       65,000  EXELON CORPORATION                                                          5.63        06/15/2035            60,409
        7,000  FIRSTENERGY CORPORATION SERIES B                                            6.45        11/15/2011             7,479
      430,000  FIRSTENERGY CORPORATION SERIES C                                            7.38        11/15/2031           464,962
      100,000  FLORIDA POWER & LIGHT COMPANY                                               4.80        03/01/2013           107,582
      150,000  FLORIDA POWER & LIGHT COMPANY                                               5.63        04/01/2034           149,894
       85,000  FLORIDA POWER & LIGHT COMPANY                                               5.69        03/01/2040            85,734
      100,000  FLORIDA POWER & LIGHT COMPANY                                               5.85        05/01/2037           103,034
       50,000  FLORIDA POWER & LIGHT COMPANY                                               5.95        02/01/2038            52,236
      500,000  FLORIDA POWER & LIGHT COMPANY                                               6.40        06/15/2038           550,324
      800,000  FPL GROUP CAPITAL INCORPORATED                                              5.63        09/01/2011           849,618
      750,000  FPL GROUP CAPITAL INCORPORATED                                              6.00        03/01/2019           809,828
      125,000  GEORGIA POWER COMPANY                                                       4.25        12/01/2019           123,588
      200,000  GEORGIA POWER COMPANY                                                       5.40        06/01/2018           213,790
      125,000  GEORGIA POWER COMPANY                                                       6.00        11/01/2013           141,047
      100,000  GEORGIA POWER COMPANY SERIES B                                              5.70        06/01/2017           110,640

                   Wells Fargo Advantage Master Portfolios 75


Portfolio of Investments--February 28, 2010

DIVERSIFIED FIXED INCOME PORTFOLIO

  PRINCIPAL    SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
-------------  ---------------------------------------------------------------------  -------------  -------------  ---------------
ELECTRIC, GAS & SANITARY SERVICES (continued)
$     250,000  GREAT PLAIN ENERGY INCORPORATED                                             6.38%       03/01/2018   $       271,687
      100,000  ILLINOIS POWER COMPANY                                                      6.13        11/15/2017           108,150
       50,000  ILLINOIS POWER COMPANY                                                      6.25        04/01/2018            54,134
      500,000  INDIANA MICHIGAN POWER COMPANY                                              7.00        03/15/2019           572,238
       30,000  INTERSTATE POWER & LIGHT COMPANY                                            6.25        07/15/2039            31,979
      100,000  JERSEY CENTRAL POWER & LIGHT COMPANY                                        5.63        05/01/2016           105,477
      125,000  KEYSPAN CORPORATION                                                         5.80        04/01/2035           123,739
      100,000  MAGELLAN MIDSTREAM PARTNERS LP                                              6.40        07/15/2018           110,621
      250,000  MIDAMERICAN ENERGY HOLDINGS COMPANY                                         5.30        03/15/2018           262,615
       75,000  MIDAMERICAN ENERGY HOLDINGS COMPANY                                         5.80        10/15/2036            76,222
      180,000  MIDAMERICAN ENERGY HOLDINGS COMPANY                                         5.88        10/01/2012           197,837
      100,000  MIDAMERICAN ENERGY HOLDINGS COMPANY                                         5.95        05/15/2037           100,663
      250,000  MIDAMERICAN ENERGY HOLDINGS COMPANY                                         6.13        04/01/2036           256,415
      300,000  NEVADA POWER COMPANY                                                        7.13        03/15/2019           341,364
    1,000,000  NEVADA POWER COMPANY SERIES A                                               8.25        06/01/2011         1,082,016
      180,000  NISOURCE FINANCE CORPORATION                                                5.25        09/15/2017           181,885
       65,000  NISOURCE FINANCE CORPORATION                                                5.45        09/15/2020            64,743
      100,000  NISOURCE FINANCE CORPORATION                                                6.13        03/01/2022           104,179
       90,000  NISOURCE FINANCE CORPORATION                                                6.80        01/15/2019            98,477
      500,000  NISOURCE FINANCE CORPORATION                                               10.75        03/15/2016           640,505
      500,000  NORTHERN STATES POWER COMPANY MINNESOTA                                     5.25        03/01/2018           530,354
      100,000  NORTHERN STATES POWER COMPANY MINNESOTA                                     6.20        07/01/2037           108,781
      170,000  NORTHWEST PIPELINE CORPORATION                                              6.05        06/15/2018           185,668
      500,000  ONCOR ELECTRIC DELIVERY COMPANY                                             6.80        09/01/2018           561,928
       65,000  ONEOK INCORPORATED                                                          5.20        06/15/2015            69,659
      200,000  ONEOK PARTNERS LP                                                           6.15        10/01/2016           216,319
      125,000  PACIFIC GAS & ELECTRIC COMPANY                                              4.80        03/01/2014           135,899
      250,000  PACIFIC GAS & ELECTRIC COMPANY                                              5.80        03/01/2037           253,423
      200,000  PACIFIC GAS & ELECTRIC COMPANY                                              6.05        03/01/2034           208,289
      200,000  PACIFIC GAS & ELECTRIC COMPANY                                              6.25        12/01/2013           225,716
      100,000  PACIFIC GAS & ELECTRIC COMPANY                                              6.35        02/15/2038           108,585
      600,000  PACIFICORP                                                                  5.65        07/15/2018           650,110
      500,000  PACIFICORP                                                                  6.00        01/15/2039           529,910
      720,000  PACIFICORP                                                                  6.25        10/15/2037           787,486
      250,000  PORTLAND GENERAL ELECTRIC COMPANY                                           6.10        04/15/2019           281,761
      200,000  POTOMAC ELECTRIC POWER                                                      6.50        11/15/2037           219,751
      500,000  PPL ENERGY SUPPLY LLC                                                       6.20        05/15/2016           541,484
       50,000  PROGRESS ENERGY INCORPORATED                                                6.30        04/01/2038            54,322
      180,000  PROGRESS ENERGY INCORPORATED                                                7.10        03/01/2011           189,883
      120,000  PROGRESS ENERGY INCORPORATED                                                7.75        03/01/2031           141,990
      150,000  PSEG POWER LLC                                                              7.75        04/15/2011           160,051
       75,000  PSEG POWER LLC                                                              8.63        04/15/2031            96,457
       50,000  PUBLIC SERVICE COMPANY OF COLORADO                                          5.13        06/01/2019            52,753
      150,000  PUBLIC SERVICE COMPANY OF COLORADO                                          7.88        10/01/2012           172,989
      100,000  PUBLIC SERVICE ELECTRIC & GAS COMPANY SERIES MTN                            5.80        05/01/2037           102,342
      100,000  PUGET SOUND ENERGY INCORPORATED                                             6.27        03/15/2037           105,299
       50,000  REPUBLIC SERVICES INCORPORATED++                                            5.25        11/15/2021            50,550
      125,000  REPUBLIC SERVICES INCORPORATED++                                            5.50        09/15/2019           129,375
      530,000  SAN DIEGO GAS & ELECTRIC COMPANY                                            6.00        06/01/2039           565,853
    1,090,000  SEMPRA ENERGY                                                               6.50        06/01/2016         1,220,457
      525,000  SOUTH CAROLINA ELECTRIC & GAS COMPANY                                       6.50        11/01/2018           603,937
      750,000  SOUTHERN CALIFORNIA EDISON COMPANY                                          5.75        03/15/2014           841,642
      350,000  SOUTHERN CALIFORNIA EDISON COMPANY                                          6.05        03/15/2039           376,149
      100,000  SOUTHERN CALIFORNIA EDISON COMPANY SERIES 05-A                              5.00        01/15/2016           109,314
      180,000  SOUTHERN CALIFORNIA EDISON COMPANY SERIES 05-E                              5.35        07/15/2035           175,597

                   76 Wells Fargo Advantage Master Portfolios


                                     Portfolio of Investments--February 28, 2010

DIVERSIFIED FIXED INCOME PORTFOLIO

  PRINCIPAL    SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
-------------  ---------------------------------------------------------------------  -------------  -------------  ---------------
ELECTRIC, GAS & SANITARY SERVICES (continued)
$      75,000  SOUTHERN CALIFORNIA GAS COMPANY                                             5.75%       11/15/2035   $        78,298
      125,000  SOUTHERN COMPANY                                                            4.15        05/15/2014           131,928
      100,000  SOUTHERN COMPANY SERIES A                                                   5.30        01/15/2012           107,128
      250,000  SOUTHERN POWER COMPANY SERIES D                                             4.88        07/15/2015           268,664
      100,000  SOUTHWESTERN ELECTRIC POWER COMPANY SERIES E                                5.55        01/15/2017           104,438
      100,000  SOUTHWESTERN PUBLIC SERVICE                                                 6.00        10/01/2036            99,599
      100,000  SPECTRA ENERGY CAPITAL LLC                                                  5.90        09/15/2013           110,575
      100,000  SPECTRA ENERGY CAPITAL LLC                                                  7.50        09/15/2038           114,692
      100,000  TAMPA ELECTRIC COMAPNY                                                      6.10        05/15/2018           109,477
       75,000  TAMPA ELECTRIC COMPANY                                                      6.15        05/15/2037            77,207
       50,000  TOLEDA EDISON COMPANY                                                       6.15        05/15/2037            50,457
      105,000  TRANSCONTINENTAL GAS PIPE LINE CORPORATION                                  6.05        06/15/2018           115,130
       75,000  TXU ELECTRIC DELIVERY COMPANY                                               6.38        05/01/2012            81,461
       75,000  TXU ELECTRIC DELIVERY COMPANY                                               7.00        05/01/2032            83,331
       75,000  TXU ELECTRIC DELIVERY COMPANY                                               7.25        01/15/2033            85,756
       80,000  UNION ELECTRIC COMPANY                                                      8.45        03/15/2039           107,762
      200,000  VIRGINIA ELECTRIC & POWER COMPANY                                           5.00        06/30/2019           204,581
      100,000  VIRGINIA ELECTRIC & POWER COMPANY SERIES A                                  4.75        03/01/2013           107,740
      605,000  VIRGINIA ELECTRIC & POWER COMPANY SERIES A                                  6.00        05/15/2037           631,595
       65,000  WASTE MANAGEMENT INCORPORATED                                               5.00        03/15/2014            69,622
    2,956,312  WASTE MANAGEMENT INCORPORATED                                               5.00        10/01/2039         3,070,605
      326,000  WASTE MANAGEMENT INCORPORATED                                               6.10        03/15/2018           355,328
      500,000  WASTE MANAGEMENT INCORPORATED                                               6.13        11/30/2039           506,459
      150,000  WASTE MANAGEMENT INCORPORATED                                               7.75        05/15/2032           179,245
      100,000  WILLIAMS PARTNERS LP WILLIAMS PARTNERS FINANCE CORPORATION++                3.80        02/15/2015           101,020
      140,000  WILLIAMS PARTNERS LP WILLIAMS PARTNERS FINANCE CORPORATION++                5.25        03/15/2020           142,257
      140,000  WILLIAMS PARTNERS LP WILLIAMS PARTNERS FINANCE CORPORATION++                6.30        04/15/2040           139,988
      100,000  WISCONSIN ELECTRIC POWER COMPANY                                            4.25        12/15/2019            99,260
      100,000  WISCONSIN ELECTRIC POWER COMPANY                                            5.63        05/15/2033            99,926
       50,000  WISCONSIN ELECTRIC POWER COMPANY                                            5.70        12/01/2036            50,476
      125,000  WISCONSIN ENERGY CORPORATION                                                6.25        05/15/2067           115,313
       50,000  WISCONSIN POWER & LIGHT COMPANY                                             5.00        07/15/2019            51,532
      100,000  WISCONSIN POWER & LIGHT COMPANY                                             6.38        08/15/2037           108,865
                                                                                                                         42,246,166
                                                                                                                    ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 0.15%
      150,000  AMPHENOL CORPORATION                                                        4.75        11/15/2014           154,184
      250,000  ANALOG DEVICES INCORPORATED                                                 5.00        07/01/2014           267,624
      100,000  ARROW ELECTRONICS INCORPORATED                                              6.00        04/01/2020           102,733
      100,000  EMERSON ELECTRIC COMPANY                                                    4.13        04/15/2015           106,177
       50,000  EMERSON ELECTRIC COMPANY                                                    5.25        10/15/2018            53,986
      500,000  EMERSON ELECTRIC COMPANY                                                    5.25        11/15/2039           483,186
      100,000  EMERSON ELECTRIC COMPANY                                                    6.13        04/15/2039           109,015
    1,000,000  KONINKLIJKE PHILIPS ELECTRONICS NV                                          5.75        03/11/2018         1,072,736
      700,000  MOTOROLA INCORPORATED                                                       6.00        11/15/2017           726,421
      120,000  MOTOROLA INCORPORATED                                                       7.50        05/15/2025           128,112
      100,000  NISOURCE FINANCE CORPORATION                                                6.40        03/15/2018           107,376
      115,000  WHIRLPOOL CORPORATION                                                       8.00        05/01/2012           127,536
       35,000  WHIRLPOOL CORPORATION                                                       8.60        05/01/2014            40,758
                                                                                                                          3,479,844
                                                                                                                    ---------------
ELECTRONIC COMPUTERS: 0.15%
      200,000  DELL INCORPORATED                                                           5.63        04/15/2014           221,490
       50,000  DELL INCORPORATED                                                           5.88        06/15/2019            54,140
      100,000  DELL INCORPORATED                                                           6.50        04/15/2038           107,028

                   Wells Fargo Advantage Master Portfolios 77


Portfolio of Investments--February 28, 2010

DIVERSIFIED FIXED INCOME PORTFOLIO

  PRINCIPAL    SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
-------------  ---------------------------------------------------------------------  -------------  -------------  ---------------
ELECTRONIC COMPUTERS (continued)
$     200,000  DELL INCORPORATED                                                           7.10%       04/15/2028   $       224,559
      500,000  HEWLETT-PACKARD COMPANY                                                     4.25        02/24/2012           528,506
    1,500,000  HEWLETT-PACKARD COMPANY                                                     4.75        06/02/2014         1,626,318
      500,000  HEWLETT-PACKARD COMPANY                                                     5.50        03/01/2018           544,107
      180,000  HEWLETT-PACKARD COMPANY                                                     6.50        07/01/2012           200,855
                                                                                                                          3,507,003
                                                                                                                    ---------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 0.00%
    50,000   ROC KWELL COLLINS INCORPORATED                                                5.25        07/15/2019            52,681
                                                                                                                    ---------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 0.04%
      834,117  SNAP-ON INCORPORATED                                                        5.00        10/01/2024           881,751
      150,000  SNAP-ON INCORPORATED                                                        6.13        09/01/2021           160,018
                                                                                                                          1,041,769
                                                                                                                    ---------------
FOOD & KINDRED PRODUCTS: 0.50%
      350,000  ARCHER-DANIELS-MIDLAND COMPANY                                              5.38        09/15/2035           344,028
      100,000  ARCHER-DANIELS-MIDLAND COMPANY                                              5.45        03/15/2018           108,660
       35,000  CAMPBELL SOUP COMPANY                                                       4.50        02/15/2019            35,802
      150,000  CONAGRA FOODS INCORPORATED                                                  6.75        09/15/2011           162,325
      120,000  CONAGRA FOODS INCORPORATED                                                  8.25        09/15/2030           147,063
      200,000  GENERAL MILLS INCORPORATED                                                  5.25        08/15/2013           218,533
    1,000,000  GENERAL MILLS INCORPORATED                                                  5.65        02/15/2019         1,077,057
      100,000  GENERAL MILLS INCORPORATED                                                  5.70        02/15/2017           109,915
      225,000  GENERAL MILLS INCORPORATED                                                  6.00        02/15/2012           245,150
      150,000  GRAND METROPOLITAN INVESTMENT CORPORATION                                   7.45        04/15/2035           181,824
      100,000  HJ HEINZ COMPANY                                                            5.35        07/15/2013           109,210
      975,000  HJ HEINZ COMPANY                                                            6.63        07/15/2011         1,043,888
      300,000  KELLOGG COMPANY SERIES B                                                    4.15        11/15/2019           298,398
      500,000  KELLOGG COMPANY SERIES B                                                    4.25        03/06/2013           531,705
      500,000  KELLOGG COMPANY SERIES B                                                    7.45        04/01/2031           615,002
      350,000  KRAFT FOODS INCORPORATED                                                    5.25        10/01/2013           380,155
      275,000  KRAFT FOODS INCORPORATED                                                    5.63        11/01/2011           292,021
      750,000  KRAFT FOODS INCORPORATED                                                    6.13        08/23/2018           826,727
      800,000  KRAFT FOODS INCORPORATED                                                    6.25        06/01/2012           871,001
      250,000  KRAFT FOODS INCORPORATED                                                    6.50        08/11/2017           281,957
       75,000  KRAFT FOODS INCORPORATED                                                    6.50        11/01/2031            77,654
      600,000  KRAFT FOODS INCORPORATED                                                    6.88        02/01/2038           653,393
      100,000  KRAFT FOODS INCORPORATED                                                    6.88        01/26/2039           109,014
       60,000  KRAFT FOODS INCORPORATED                                                    7.00        08/11/2037            66,289
      600,000  KRAFT FOODS INCORPORATED CLASS A                                            4.13        02/09/2016           611,158
    1,050,000  KRAFT FOODS INCORPORATED CLASS A                                            5.38        02/10/2020         1,086,314
      700,000  KRAFT FOODS INCORPORATED CLASS A                                            6.50        02/09/2040           727,640
      100,000  RALCORP HOLDINGS INCORPORATED++                                             6.63        08/15/2039            98,910
      250,000  SARA LEE CORPORATION                                                        6.25        09/15/2011           266,911
      200,000  SYSCO CORPORATION                                                           6.63        03/17/2039           235,378
                                                                                                                         11,813,082
                                                                                                                    ---------------
FOOD STORES: 0.15%
      250,000  DELHAIZE AMERICA INCORPORATED                                               9.00        04/15/2031           318,481
      150,000  KROGER COMPANY                                                              3.90        10/01/2015           152,895
      100,000  KROGER COMPANY                                                              4.95        01/15/2015           106,848
      800,000  KROGER COMPANY                                                              6.15        01/15/2020           871,560
      350,000  KROGER COMPANY                                                              6.75        04/15/2012           385,210
      250,000  KROGER COMPANY                                                              7.50        01/15/2014           291,025

                   78 Wells Fargo Advantage Master Portfolios


                                     Portfolio of Investments--February 28, 2010

DIVERSIFIED FIXED INCOME PORTFOLIO

  PRINCIPAL    SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
-------------  ---------------------------------------------------------------------  -------------  -------------  ---------------
FOOD STORES (continued)
$      75,000  KROGER COMPANY                                                              7.50%       04/01/2031   $        88,452
    1,000,000  SAFEWAY INCORPORATED                                                        5.00        08/15/2019         1,013,508
       89,000  SAFEWAY INCORPORATED                                                        5.80        08/15/2012            96,719
       75,000  SAFEWAY INCORPORATED                                                        7.25        02/01/2031            86,283
                                                                                                                          3,410,981
                                                                                                                    ---------------
FURNITURE & FIXTURES: 0.02%
      200,000  NEWELL RUBBERMAID INCORPORATED                                              5.50        04/15/2013           212,010
      165,000  NEWELL RUBBERMAID INCORPORATED                                              6.25        04/15/2018           168,854
                                                                                                                            380,864
                                                                                                                    ---------------
GENERAL MERCHANDISE STORES: 0.24%
      100,000  COSTCO WHOLESALE CORPORATION                                                5.30        03/15/2012           108,188
      200,000  COSTCO WHOLESALE CORPORATION                                                5.50        03/15/2017           222,570
      500,000  KOHL'S CORPORATION                                                          6.25        12/15/2017           562,326
      350,000  TARGET CORPORATION                                                          5.38        05/01/2017           381,329
      100,000  TARGET CORPORATION                                                          6.50        10/15/2037           108,949
      150,000  TARGET CORPORATION                                                          7.00        07/15/2031           172,806
      500,000  TARGET CORPORATION                                                          7.00        01/15/2038           580,240
       85,000  TJX COMPANIES INCORPORATED                                                  6.95        04/15/2019           100,558
    1,180,000  WAL-MART STORES INCORPORATED                                                4.55        05/01/2013         1,279,157
      825,000  WAL-MART STORES INCORPORATED                                                5.25        09/01/2035           804,627
      500,000  WAL-MART STORES INCORPORATED                                                5.80        02/15/2018           561,054
      100,000  WAL-MART STORES INCORPORATED                                                5.88        04/05/2027           106,058
      650,000  WAL-MART STORES INCORPORATED                                                6.50        08/15/2037           738,482
                                                                                                                          5,726,344
                                                                                                                    ---------------
HEALTH SERVICES: 0.24%
      350,000  AETNA INCORPORATED                                                          5.75        06/15/2011           367,939
      350,000  AMGEN INCORPORATED                                                          5.85        06/01/2017           388,302
      350,000  ANTHEM INCORPORATED                                                         6.80        08/01/2012           389,307
      500,000  CAREFUSION CORPORATION                                                      6.38        08/01/2019           549,507
      500,000  HUMANA INCORPORATED                                                         7.20        06/15/2018           544,095
      300,000  MCKESSON HBOC INCORPORATED                                                  5.25        03/01/2013           322,631
      750,000  MEDCO HEALTH SOLUTIONS INCORPORATED                                         7.25        08/15/2013           856,809
      225,000  MERCK & COMPANY INCORPORATED                                                4.75        03/01/2015           245,612
       90,000  QUEST DIAGNOSTICS INCORPORATED                                              4.75        01/30/2020            88,999
       40,000  QUEST DIAGNOSTICS INCORPORATED                                              5.75        01/30/2040            38,712
      100,000  QUEST DIAGNOSTICS INCORPORATED                                              6.95        07/01/2037           113,262
      100,000  SCHERING-PLOUGH CORPORATION                                                 5.30        12/01/2013           111,001
      500,000  ST JUDE MEDICAL INCORPORATED                                                3.75        07/15/2014           515,435
      500,000  UNITEDHEALTH GROUP INCORPORATED                                             6.88        02/15/2038           549,504
      500,000  WELLPOINT INCORPORATED                                                      7.00        02/15/2019           576,894
                                                                                                                          5,658,009
                                                                                                                    ---------------
HOLDING & OTHER INVESTMENT OFFICES: 0.30%
      250,000  BERKSHIRE HATHAWAY FINANCE CORPORATION                                      4.00        04/15/2012           263,401
      500,000  BERKSHIRE HATHAWAY FINANCE CORPORATION                                      4.85        01/15/2015           544,380
    1,275,000  BERKSHIRE HATHAWAY FINANCE CORPORATION                                      5.00        08/15/2013         1,389,577
      150,000  BERKSHIRE HATHAWAY FINANCE CORPORATION                                      5.75        01/15/2040           148,977
      500,000  BERKSHIRE HATHAWAY INCORPORATED                                             1.40        02/10/2012           503,720
      500,000  BERKSHIRE HATHAWAY INCORPORATED                                             3.20        02/11/2015           505,610
    1,350,000  CREDIT SUISSE USA INCORPORATED                                              6.50        01/15/2012         1,469,783
       50,000  EQUIFAX INCORPORATED                                                        7.00        07/01/2037            53,191
      180,000  ERP OPERATING LP                                                            5.25        09/15/2014           190,001

                   Wells Fargo Advantage Master Portfolios 79


Portfolio of Investments--February 28, 2010

DIVERSIFIED FIXED INCOME PORTFOLIO

  PRINCIPAL    SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
-------------  ---------------------------------------------------------------------  -------------  -------------  ---------------
HOLDING & OTHER INVESTMENT OFFICES (continued)
$     500,000  ERP OPERATING LP                                                            5.75%       06/15/2017   $       517,994
       75,000  FUND AMERICAN COMPANIES INCORPORATED                                        5.88        05/15/2013            77,088
      100,000  GENWORTH FINANCIAL INCORPORATED                                             4.95        10/01/2015            90,887
      500,000  GENWORTH FINANCIAL INCORPORATED                                             6.52        05/22/2018           470,892
      350,000  GENWORTH GLOBAL FUNDING TRUSTS SERIES MTN                                   5.75        05/15/2013           352,854
      360,000  GOLDMAN SACHS GROUP INCORPORATED                                            5.15        01/15/2014           384,457
      100,000  LOEWS CORPORATION                                                           5.25        03/15/2016           105,224
                                                                                                                          7,068,036
                                                                                                                    ---------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES: 0.01%
       75,000  MARRIOTT INTERNATIONAL                                                      5.81        11/10/2015            79,230
      100,000  MARRIOTT INTERNATIONAL SERIES J                                             5.63        02/15/2013           105,247
                                                                                                                            184,477
                                                                                                                    ---------------
HOUSING DEVELOPMENT: 0.00%
      100,000  TOLL BROTHERS FINANCE CORPORATION                                           6.75        11/01/2019           100,968
                                                                                                                    ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 0.12%
       95,000  CATERPILLAR INCORPORATED                                                    1.90        12/17/2012            95,464
      550,000  CATERPILLAR INCORPORATED                                                    6.05        08/15/2036           587,087
      100,000  DOVER CORPORATION                                                           5.45        03/15/2018           107,459
       60,000  DOVER CORPORATION                                                           6.60        03/15/2038            69,376
       45,000  ITT CORPORATION                                                             4.90        05/01/2014            48,429
       60,000  ITT CORPORATION                                                             6.13        05/01/2019            66,113
      135,000  PARKER HANNIFIN CORPORATION SERIES MTN                                      5.50        05/15/2018           145,079
       60,000  PARKER HANNIFIN CORPORATION SERIES MTN                                      6.25        05/15/2038            65,221
      500,000  PITNEY BOWES INCORPORATED                                                   5.25        01/15/2037           524,724
      250,000  PITNEY BOWES INCORPORATED SERIES MTN                                        4.75        01/15/2016           265,538
      100,000  PITNEY BOWES INCORPORATED SERIES MTN                                        5.75        09/15/2017           110,041
      500,000  SMITH INTERNATIONAL INCORPORATED                                            9.75        03/15/2019           677,916
                                                                                                                          2,762,447
                                                                                                                    ---------------
INSURANCE CARRIERS: 0.90%
       75,000  ACE INA HOLDINGS INCORPORATED                                               5.88        06/15/2014            83,354
      500,000  ACE INA HOLDINGS INCORPORATED                                               5.90        06/15/2019           542,413
       75,000  AEGON FUNDING CORPORATION                                                   5.75        12/15/2020            73,124
      500,000  AEGON NV                                                                    4.63        12/01/2015           502,912
      650,000  AETNA INCORPORATED                                                          6.63        06/15/2036           707,047
      150,000  AFLAC INCORPORATED                                                          8.50        05/15/2019           177,249
      830,000  ALLSTATE CORPORATION                                                        5.55        05/09/2035           799,873
      150,000  ALLSTATE CORPORATION                                                        6.20        05/16/2014           168,832
      150,000  ALLSTATE CORPORATION                                                        7.45        05/16/2019           176,167
      500,000  ALLSTATE LIFE GLOBAL FUNDING TRUSTS SERIES MTN                              5.38        04/30/2013           544,992
      500,000  AMERICAN INTERNATIONAL GROUP INCORPORATED                                   4.25        05/15/2013           462,236
      250,000  AMERICAN INTERNATIONAL GROUP INCORPORATED                                   5.05        10/01/2015           211,233
      250,000  AMERICAN INTERNATIONAL GROUP INCORPORATED                                   6.25        05/01/2036           183,547
      750,000  AMERICAN INTERNATIONAL GROUP INCORPORATED                                   8.25        08/15/2018           688,233
      500,000  AMERICAN INTERNATIONAL GROUP INCORPORATED SERIES MTN                        5.45        05/18/2017           406,341
      600,000  AMERICAN INTERNATIONAL GROUP INCORPORATED SERIES MTN                        5.85        01/16/2018           484,478
       75,000  AON CORPORATION                                                             8.21        01/01/2027            78,360
       75,000  ASSURANT INCORPORATED                                                       6.75        02/15/2034            71,750
      150,000  CHUBB CORPORATION                                                           5.75        05/15/2018           163,488
       80,000  CHUBB CORPORATION                                                           6.00        05/11/2037            82,950
      350,000  CHUBB CORPORATION                                                           6.38        03/29/2067           339,938
      100,000  CHUBB CORPORATION SERIES 1                                                  6.50        05/15/2038           109,948

                   80 Wells Fargo Advantage Master Portfolios


                                     Portfolio of Investments--February 28, 2010

DIVERSIFIED FIXED INCOME PORTFOLIO

  PRINCIPAL    SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
-------------  ---------------------------------------------------------------------  -------------  -------------  ---------------
INSURANCE CARRIERS (continued)
$      50,000  CIGNA CORPORATION                                                           6.15%       11/15/2036   $        49,303
      500,000  CIGNA CORPORATION                                                           8.50        05/01/2019           607,879
       75,000  CINCINNATI FINANCIAL CORPORATION                                            6.92        05/15/2028            74,133
       65,000  CNA FINANCIAL CORPORATION                                                   5.85        12/15/2014            66,520
       50,000  CNA FINANCIAL CORPORATION                                                   6.00        08/15/2011            52,510
       50,000  CNA FINANCIAL CORPORATION                                                   6.50        08/15/2016            51,561
       45,000  CNA FINANCIAL CORPORATION                                                   7.35        11/15/2019            47,087
      180,000  GE GLOBAL INSURANCE HOLDINGS                                                7.00        02/15/2026           184,605
      100,000  HARTFORD FINANCIAL SERVICES GROUP INCORPORATED                              4.63        07/15/2013           103,301
       75,000  HARTFORD FINANCIAL SERVICES GROUP INCORPORATED                              5.95        10/15/2036            66,947
      750,000  HARTFORD FINANCIAL SERVICES GROUP INCORPORATED                              6.00        01/15/2019           759,108
      250,000  JEFFERSON-PILOT CORPORATION                                                 4.75        01/30/2014           254,247
       50,000  LINCOLN NATIONAL CORPORATION                                                6.25        02/15/2020            52,144
      120,000  LINCOLN NATIONAL CORPORATION                                                8.75        07/01/2019           144,687
      100,000  MARKEL CORPORATION                                                          7.13        09/30/2019           105,321
      300,000  MARSH & MCLENNAN COMPANIES INCORPORATED                                     9.25        04/15/2019           375,120
      250,000  METLIFE INCORPORATED                                                        5.00        11/24/2013           267,901
      100,000  METLIFE INCORPORATED                                                        6.13        12/01/2011           107,815
      280,000  METLIFE INCORPORATED                                                        6.38        06/15/2034           285,404
      600,000  METLIFE INCORPORATED                                                        6.40        12/15/2066           516,000
      500,000  METLIFE INCORPORATED                                                        6.75        06/01/2016           555,487
      500,000  METLIFE INCORPORATED SERIES A                                               6.82        08/15/2018           550,776
       75,000  NATIONWIDE FINANCIAL SERVICES                                               5.90        07/01/2012            79,055
      600,000  PRINCIPAL FINANCIAL GROUP INCORPORATED                                      7.88        05/15/2014           693,612
      500,000  PRINCIPAL LIFE INCOME FUNDING TRUSTS                                        5.30        04/24/2013           540,696
       75,000  PROGRESSIVE CORPORATION                                                     6.25        12/01/2032            77,844
      400,000  PROGRESSIVE CORPORATION                                                     6.70        06/15/2067           371,584
      500,000  PROTECTIVE LIFE CORPORATION                                                 7.38        10/15/2019           529,881
       75,000  PRUDENTIAL FINANCIAL INCORPORATED                                           2.75        01/14/2013            75,466
    1,000,000  PRUDENTIAL FINANCIAL INCORPORATED                                           3.63        09/17/2012         1,026,605
      100,000  PRUDENTIAL FINANCIAL INCORPORATED                                           3.88        01/14/2015           101,156
    1,000,000  PRUDENTIAL FINANCIAL INCORPORATED                                           4.75        09/17/2015         1,034,136
       30,000  PRUDENTIAL FINANCIAL INCORPORATED                                           6.20        01/15/2015            33,012
       55,000  PRUDENTIAL FINANCIAL INCORPORATED                                           7.38        06/15/2019            63,243
      105,000  PRUDENTIAL FINANCIAL INCORPORATED SERIES MTN                                5.10        12/14/2011           109,720
       65,000  PRUDENTIAL FINANCIAL INCORPORATED SERIES MTN                                6.63        12/01/2037            68,362
      500,000  PRUDENTIAL FINANCIAL INCORPORATED SERIES MTNB                               5.75        07/15/2033           480,833
      180,000  PRUDENTIAL FINANCIAL INCORPORATED SERIES MTNC                               5.40        06/13/2035           160,459
      100,000  REINSURANCE GROUP OF AMERICA INCORPORATED                                   6.45        11/15/2019           102,994
      180,000  ST. PAUL TRAVELERS COMPANIES INCORPORATED                                   5.50        12/01/2015           198,811
      250,000  THE TRAVELERS COMPANIES INCORPORATED                                        6.25        03/15/2067           238,212
      100,000  THE TRAVELERS COMPANIES INCORPORATED SERIES MTN                             5.38        06/15/2012           106,564
      150,000  THE TRAVELERS COMPANIES INCORPORATED SERIES MTN                             5.75        12/15/2017           163,935
      365,000  THE TRAVELERS COMPANIES INCORPORATED SERIES MTN                             6.25        06/15/2037           388,218
       75,000  TRANSATLANTIC HOLDINGS INCORPORATED                                         5.75        12/14/2015            78,196
      100,000  TRANSATLANTIC HOLDINGS INCORPORATED                                         8.00        11/30/2039           100,890
      250,000  UNITEDHEALTH GROUP INCORPORATED                                             5.80        03/15/2036           240,901
      500,000  UNITEDHEALTH GROUP INCORPORATED                                             6.00        02/15/2018           539,800
      150,000  UNITEDHEALTH GROUP INCORPORATED                                             6.63        11/15/2037           160,869
      100,000  UNITRIN INCORPORATED                                                        6.00        05/15/2017            94,334
      100,000  WELLPOINT INCORPORATED                                                      5.25        01/15/2016           106,928
       75,000  WELLPOINT INCORPORATED                                                      5.85        01/15/2036            73,236
      500,000  WELLPOINT INCORPORATED                                                      5.88        06/15/2017           543,596
       75,000  WILLIS NORTH AMERICA INCORPORATED                                           5.63        07/15/2015            76,990
      100,000  WR BERKLEY CORPORATION                                                      6.25        02/15/2037            87,391
                                                                                                                         21,083,850
                                                                                                                    ---------------

                   Wells Fargo Advantage Master Portfolios 81


Portfolio of Investments--February 28, 2010

DIVERSIFIED FIXED INCOME PORTFOLIO

  PRINCIPAL    SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
-------------  ---------------------------------------------------------------------  -------------  -------------  ---------------
MACHINE-DIVERSIFIED: 0.09%
$     200,000  DEERE & COMPANY                                                             4.38%       10/16/2019   $       201,163
      150,000  DEERE & COMPANY                                                             5.38        10/16/2029           151,352
    1,000,000  DEERE & COMPANY                                                             6.95        04/25/2014         1,168,106
      300,000  ILLINOIS TOOL WORKS INCORPORATED                                            5.15        04/01/2014           331,983
      155,000  ILLINOIS TOOL WORKS INCORPORATED                                            6.25        04/01/2019           176,637
                                                                                                                          2,029,241
                                                                                                                    ---------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 0.10%
      500,000  AGILENT TECHNOLOGIES INCORPORATED                                           5.50        09/14/2015           537,702
       60,000  AGILENT TECHNOLOGIES INCORPORATED                                           6.50        11/01/2017            65,504
      500,000  BAXTER INTERNATIONAL INCORPORATED                                           5.38        06/01/2018           541,637
       50,000  BAXTER INTERNATIONAL INCORPORATED                                           5.90        09/01/2016            56,514
      350,000  FISHER SCIENTIFIC INTERNATIONAL INCORPORATED                                6.13        07/01/2015           364,000
      725,000  NOVARTIS CAPITAL CORPORATION                                                4.13        02/10/2014           772,736
      100,000  ROPER INDUSTRIES INCORPORATED                                               6.63        08/15/2013           112,612
                                                                                                                          2,450,705
                                                                                                                    ---------------
MEDIA: 0.36%
      300,000  CBS CORPORATION                                                             7.88        07/30/2030           322,125
      800,000  HISTORIC TW INCORPORATED                                                    6.63        05/15/2029           846,102
      180,000  NEWS AMERICA INCORPORATED                                                   5.30        12/15/2014           198,007
      450,000  NEWS AMERICA INCORPORATED                                                   6.40        12/15/2035           465,469
      600,000  NEWS AMERICA INCORPORATED                                                   6.65        11/15/2037           636,043
      800,000  NEWS AMERICA INCORPORATED                                                   6.90        03/01/2019           918,986
      500,000  NEWS AMERICA INCORPORATED++                                                 6.90        08/15/2039           551,780
      500,000  REED ELSEVIER CAPITAL INCORPORATED                                          8.63        01/15/2019           625,633
      125,000  THOMSON REUTERS CORPORATION                                                 4.70        10/15/2019           126,510
      600,000  TIME WARNER CABLE INCORPORATED                                              6.20        07/01/2013           663,938
      800,000  TIME WARNER CABLE INCORPORATED                                              7.30        07/01/2038           907,292
      150,000  VIACOM INCORPORATED                                                         4.38        09/15/2014           157,104
      150,000  VIACOM INCORPORATED                                                         5.63        09/15/2019           158,634
      700,000  WALT DISNEY COMPANY                                                         4.50        12/15/2013           761,195
      500,000  WALT DISNEY COMPANY                                                         5.50        03/15/2019           548,831
      180,000  WALT DISNEY COMPANY                                                         6.38        03/01/2012           198,361
       75,000  WALT DISNEY COMPANY                                                         7.00        03/01/2032            88,715
      250,000  WALT DISNEY COMPANY SERIES MTN                                              5.63        09/15/2016           277,163
                                                                                                                          8,451,888
                                                                                                                    ---------------
MINING: 0.10%
      200,000  BARRICK AUSTRALIAN FINANCE PROPRIETARY LIMITED                              5.95        10/15/2039           196,094
    1,000,000  FREEPORT-MCMORAN COPPER & GOLD INCORPORATED                                 8.38        04/01/2017         1,085,000
      225,000  NEWMONT MINING CORPORATION                                                  5.13        10/01/2019           227,178
      475,000  NEWMONT MINING CORPORATION                                                  6.25        10/01/2039           474,727
      150,000  SOUTHERN COPPER CORPORATION                                                 7.50        07/27/2035           154,841
      130,000  VALE OVERSEAS LIMITED                                                       6.88        11/10/2039           132,408
                                                                                                                          2,270,248
                                                                                                                    ---------------
MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS: 0.01%
      100,000  VULCAN MATERIALS COMPANY                                                    5.60        11/30/2012           106,431
       50,000  VULCAN MATERIALS COMPANY                                                    7.15        11/30/2037            53,339
                                                                                                                            159,770
                                                                                                                    ---------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 0.26%
      500,000  3M COMPANY                                                                  4.50        11/01/2011           530,531
       75,000  3M COMPANY SERIES MTN                                                       5.70        03/15/2037            78,392

                   82 Wells Fargo Advantage Master Portfolios


                                     Portfolio of Investments--February 28, 2010

DIVERSIFIED FIXED INCOME PORTFOLIO

  PRINCIPAL    SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
-------------  ---------------------------------------------------------------------  -------------  -------------  ---------------
MISCELLANEOUS MANUFACTURING INDUSTRIES (continued)
$     800,000  DANAHER CORPORATION                                                         5.40%       03/01/2019   $       865,688
      500,000  EATON CORPORATION                                                           5.60        05/15/2018           541,251
    1,360,000  GENERAL ELECTRIC COMPANY                                                    5.00        02/01/2013         1,459,601
      750,000  GENERAL ELECTRIC COMPANY                                                    5.25        12/06/2017           787,054
      500,000  HONEYWELL INTERNATIONAL INCORPORATED                                        3.88        02/15/2014           527,695
      500,000  INGERSOLL-RAND GLOBAL HOLDING COMPANY LIMITED                               9.50        04/15/2014           611,473
      200,000  KIMBERLY-CKARK                                                              6.13        08/01/2017           226,925
      200,000  TYCO INTERNATIONAL FINANCE SA                                               4.13        10/15/2014           209,601
      200,000  TYCO INTERNATIONAL FINANCE SA                                               6.38        10/15/2011           215,090
                                                                                                                          6,053,301
                                                                                                                    ---------------
MISCELLANEOUS RETAIL: 0.24%
      400,000  CVS CAREMARK CORPORATION                                                    5.75        06/01/2017           431,403
      250,000  CVS CAREMARK CORPORATION                                                    6.13        08/15/2016           276,166
      500,000  CVS CAREMARK CORPORATION                                                    6.13        09/15/2039           508,585
       65,000  CVS CAREMARK CORPORATION                                                    6.25        06/01/2027            68,227
      500,000  CVS CAREMARK CORPORATION                                                    6.60        03/15/2019           561,046
      500,000  STAPLES INCORPORATED                                                        9.75        01/15/2014           611,361
    1,000,000  TARGET CORPORATION                                                          5.88        03/01/2012         1,087,833
      500,000  TARGET CORPORATION                                                          6.00        01/15/2018           561,069
      800,000  WAL-MART STORES INCORPORATED                                                6.20        04/15/2038           875,956
      250,000  WALGREEN COMPANY                                                            4.88        08/01/2013           273,659
      250,000  WALGREEN COMPANY                                                            5.25        01/15/2019           267,153
                                                                                                                          5,522,458
                                                                                                                    ---------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING: 0.07%
      100,000  UNITED PARCEL SERVICE INCORPORATED                                          4.50        01/15/2013           107,670
      100,000  UNITED PARCEL SERVICE INCORPORATED                                          5.50        01/15/2018           110,894
      795,000  UNITED PARCEL SERVICE INCORPORATED                                          6.20        01/15/2038           875,020
      500,000  UNITED PARCEL SERVICE INCORPORATED CLASS B                                  5.13        04/01/2019           540,748
                                                                                                                          1,634,332
                                                                                                                    ---------------
NETWORKING PRODUCTS: 0.09%
      600,000  CISCO SYSTEMS INCORPORATED                                                  4.95        02/15/2019           624,633
      775,000  CISCO SYSTEMS INCORPORATED                                                  5.50        02/22/2016           873,607
      500,000  CISCO SYSTEMS INCORPORATED                                                  5.90        02/15/2039           512,641
                                                                                                                          2,010,881
                                                                                                                    ---------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 2.09%
      200,000  AMERICAN EXPRESS                                                            6.80        09/01/2066           188,000
    1,000,000  AMERICAN EXPRESS BANK FSB                                                   3.15        12/09/2011         1,039,990
      250,000  AMERICAN EXPRESS BANK FSB SERIES BKN1                                       5.55        10/17/2012           267,428
      500,000  AMERICAN EXPRESS CENTURION BANK SERIES BKN1                                 6.00        09/13/2017           529,898
      800,000  AMERICAN EXPRESS COMPANY                                                    7.00        03/19/2018           897,406
      150,000  AMERICAN EXPRESS COMPANY                                                    7.25        05/20/2014           171,003
      650,000  AMERICAN EXPRESS COMPANY                                                    8.13        05/20/2019           786,457
      500,000  AMERICAN EXPRESS CREDIT CORPORATION                                         5.13        08/25/2014           532,890
      100,000  AMERICAN EXPRESS CREDIT CORPORATION                                         5.30        12/02/2015           106,423
    1,000,000  AMERICAN EXPRESS CREDIT CORPORATION                                         7.30        08/20/2013         1,129,106
    1,000,000  AMERICAN EXPRESS CREDIT CORPORATION SERIES MTN                              5.88        05/02/2013         1,084,091
       65,000  AMERIPRISE FINANCIAL INCORPORATED                                           7.30        06/28/2019            74,749
      300,000  BOEING CAPITAL CORPORATION                                                  6.10        03/01/2011           316,523
      500,000  BP CAPITAL MARKETS PLC                                                      3.13        03/10/2012           519,291
      100,000  BRANCH BANKING & TRUST SERIES BKNT                                          5.63        09/15/2016           106,770
      200,000  CAPITAL ONE CAPITAL III                                                     7.69        08/15/2036           186,200

                   Wells Fargo Advantage Master Portfolios 83


Portfolio of Investments--February 28, 2010


DIVERSIFIED FIXED INCOME PORTFOLIO

  PRINCIPAL    SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
-------------  ---------------------------------------------------------------------  -------------  -------------  ---------------
NON-DEPOSITORY CREDIT INSTITUTIONS (continued)
$      50,000  CAPITAL ONE CAPITAL IV                                                      6.75%       02/17/2037   $        41,500
      115,000  CAPITAL ONE FINANCIAL COMPANY SERIES MTN                                    5.70        09/15/2011           120,884
      300,000  CAPITAL ONE FINANCIAL CORPORATION                                           4.80        02/21/2012           312,710
      750,000  CATERPILLAR FINANCIAL SERVICES CORPORATION                                  6.13        02/17/2014           846,587
    1,000,000  CATERPILLAR FINANCIAL SERVICES CORPORATION                                  7.15        02/15/2019         1,181,844
      500,000  CATERPILLAR FINANCIAL SERVICES CORPORATION SERIES MTN                       4.90        08/15/2013           541,309
      275,000  CATERPILLAR FINANCIAL SERVICES CORPORATION SERIES MTN                       5.50        03/15/2016           302,478
       65,000  CATERPILLAR FINANCIAL SERVICES CORPORATION SERIES MTN                       4.75        02/17/2015            69,737
      500,000  CME GROUP INCORPORATED                                                      5.75        02/15/2014           553,060
      500,000  COUNTRYWIDE FINANCIAL CORPORATION SERIES MTN                                5.80        06/07/2012           532,469
      625,000  CREDIT SUISSE NEW YORK                                                      6.00        02/15/2018           656,579
    1,500,000  GENERAL ELECTRIC CAPITAL CORPORATION                                        1.80        03/11/2011         1,519,628
    1,500,000  GENERAL ELECTRIC CAPITAL CORPORATION                                        2.20        06/08/2012         1,533,611
    1,000,000  GENERAL ELECTRIC CAPITAL CORPORATION                                        2.63        12/28/2012         1,030,036
      500,000  GENERAL ELECTRIC CAPITAL CORPORATION                                        3.00        12/09/2011           518,773
    1,250,000  GENERAL ELECTRIC CAPITAL CORPORATION                                        4.80        05/01/2013         1,321,709
    1,500,000  GENERAL ELECTRIC CAPITAL CORPORATION                                        4.88        03/04/2015         1,575,144
      525,000  GENERAL ELECTRIC CAPITAL CORPORATION                                        5.00        11/15/2011           555,936
    1,000,000  GENERAL ELECTRIC CAPITAL CORPORATION                                        5.63        05/01/2018         1,028,309
    3,000,000  GENERAL ELECTRIC CAPITAL CORPORATION                                        5.88        02/15/2012         3,228,546
      800,000  GENERAL ELECTRIC CAPITAL CORPORATION                                        5.88        01/14/2038           742,714
    1,125,000  GENERAL ELECTRIC CAPITAL CORPORATION                                        5.90        05/13/2014         1,234,481
      500,000  GENERAL ELECTRIC CAPITAL CORPORATION                                        6.00        08/07/2019           523,128
    1,000,000  GENERAL ELECTRIC CAPITAL CORPORATION                                        6.88        01/10/2039         1,044,444
      650,000  GENERAL ELECTRIC CAPITAL CORPORATION SERIES GMTN                            6.15        08/07/2037           626,645
      500,000  GENERAL ELECTRIC CAPITAL CORPORATION SERIES MTN                             5.00        01/08/2016           520,249
    1,500,000  GENERAL ELECTRIC CAPITAL CORPORATION SERIES MTN                             5.63        09/15/2017         1,570,145
    1,200,000  GENERAL ELECTRIC CAPITAL CORPORATION SERIES MTN                             4.38        03/03/2012         1,254,757
    1,725,000  GENERAL ELECTRIC CAPITAL CORPORATION SERIES MTN                             6.00        06/15/2012         1,865,632
    1,600,000  GENERAL ELECTRIC CAPITAL CORPORATION SERIES MTN                             6.75        03/15/2032         1,646,451
      500,000  GMAC INCORPORATED                                                           1.75        10/30/2012           503,302
    1,000,000  GMAC LLC                                                                    2.20        12/19/2012         1,018,774
      200,000  HSBC FINANCE CAPITAL TRUST IX                                               5.91        11/30/2035           169,800
      325,000  HSBC FINANCE CORPORATION                                                    5.00        06/30/2015           341,017
    1,250,000  HSBC FINANCE CORPORATION                                                    6.38        10/15/2011         1,332,803
      800,000  HSBC FINANCE CORPORATION                                                    6.38        11/27/2012           882,002
    1,000,000  IBM INTERNATIONAL GROUP CAPITAL LLC                                         5.05        10/22/2012         1,090,433
      500,000  JOHN DEERE CAPITAL CORPORATION                                              2.88        06/19/2012           518,238
      250,000  JOHN DEERE CAPITAL CORPORATION                                              7.00        03/15/2012           278,208
      250,000  JOHN DEERE CAPITAL CORPORATION SERIES MTN                                   5.25        10/01/2012           272,510
      100,000  JOHN DEERE CAPITAL CORPORATION SERIES MTN                                   5.50        04/13/2017           108,857
      500,000  JOHN DEERE CAPITAL CORPORATION SERIES MTN                                   5.75        09/10/2018           550,802
    1,250,000  JPMORGAN CHASE BANK NATIONAL SERIES BKNT                                    6.00        10/01/2017         1,343,688
      180,000  JPMORGAN CHASE CAPITAL XV                                                   5.88        03/15/2035           161,488
      150,000  JPMORGAN CHASE CAPITAL XXII SERIES V                                        6.45        01/15/2087           137,025
      590,000  NATIONAL RURAL UTILITIES COOPERATIVE FINANCE CORPORATION                    5.50        07/01/2013           649,713
      400,000  NATIONAL RURAL UTILITIES COOPERATIVE FINANCE CORPORATION                   10.38        11/01/2018           539,050
      180,000  NATIONAL RURAL UTILITIES COOPERATIVE FINANCE CORPORATION SERIES MTN         7.25        03/01/2012           199,449
      150,000  NATIONAL RURAL UTILITIES COOPERATIVE FINANCE CORPORATION SERIES MTN         8.00        03/01/2032           181,560
       65,000  SLM CORPORATION SERIES MTN                                                  5.63        08/01/2033            50,006
      750,000  SLM CORPORATION SERIES MTN                                                  8.45        06/15/2018           733,634
      800,000  SLM CORPORATION SERIES MTN                                                  5.00        10/01/2013           749,288
      750,000  UNILEVER CAPITAL CORPORATION                                                3.65        02/15/2014           784,170
      100,000  UNILEVER CAPITAL CORPORATION                                                5.90        11/15/2032           106,081
                                                                                                                         49,137,618
                                                                                                                    ---------------

                   84 Wells Fargo Advantage Master Portfolios


                                     Portfolio of Investments--February 28, 2010

DIVERSIFIED FIXED INCOME PORTFOLIO

  PRINCIPAL    SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
-------------  ---------------------------------------------------------------------  -------------  -------------  ---------------
OFFICE EQUIPMENT: 0.10%
$     200,000  XEROX CORPORATION                                                           4.25%       02/15/2015   $       204,540
      570,000  XEROX CORPORATION                                                           5.50        05/15/2012           606,790
      200,000  XEROX CORPORATION                                                           5.63        12/15/2019           206,700
      150,000  XEROX CORPORATION                                                           6.35        05/15/2018           163,546
      250,000  XEROX CORPORATION                                                           6.75        02/01/2017           277,706
      100,000  XEROX CORPORATION                                                           6.75        12/15/2039           106,018
      570,000  XEROX CORPORATION                                                           8.25        05/15/2014           671,365
                                                                                                                          2,236,665
                                                                                                                    ---------------
OIL & GAS EXTRACTION: 0.82%
      600,000  ANADARKO PETROLEUM CORPORATION                                              5.95        09/15/2016           656,032
      600,000  ANADARKO PETROLEUM CORPORATION                                              6.45        09/15/2036           629,043
      500,000  ANADARKO PETROLEUM CORPORATION                                              7.63        03/15/2014           580,213
      100,000  APACHE CORPORATION                                                          5.25        04/15/2013           108,582
       30,000  APACHE CORPORATION                                                          5.63        01/15/2017            33,194
      500,000  APACHE CORPORATION                                                          6.00        01/15/2037           534,102
      100,000  APACHE CORPORATION                                                          6.25        04/15/2012           110,060
      100,000  BAKER HUGHES INCORPORATION                                                  6.50        11/15/2013           115,334
       75,000  BAKER HUGHES INCORPORATION                                                  7.50        11/15/2018            90,983
      150,000  BJ SERVICES COMPANY                                                         6.00        06/01/2018           162,230
       65,000  CANADIAN NATURAL RESOURCES LIMITED                                          5.85        02/01/2035            64,324
      500,000  CENOVUS ENERGY INCORPORATED++                                               4.50        09/15/2014           526,294
      500,000  CENOVUS ENERGY INCORPORATED++                                               6.75        11/15/2039           549,416
      500,000  CHEVRON CORPORATION                                                         4.95        03/03/2019           529,017
      150,000  CONOCOPHILLIPS                                                              4.40        05/15/2013           160,537
      100,000  CONOCOPHILLIPS                                                              5.90        05/15/2038           103,784
    1,050,000  CONOCOPHILLIPS                                                              6.50        02/01/2039         1,179,598
      300,000  CONOCOPHILLIPS COMPANY                                                      6.95        04/15/2029           347,135
      750,000  CONOCOPHLLIPS COMPANY                                                       5.75        02/01/2019           823,363
      300,000  DEVON ENERGY CORPORATION                                                    6.30        01/15/2019           338,168
    1,180,000  DEVON FINANCING CORPORATION ULC                                             6.88        09/30/2011         1,280,612
      120,000  DEVON FINANCING CORPORATION ULC                                             7.88        09/30/2031           149,386
       65,000  DIAMOND OFFSHORE DRILLING INCORPORATED                                      5.88        05/01/2019            70,931
      500,000  EL PASO ENERGY CORPORATION++                                                5.90        04/01/2017           528,263
      150,000  EL PASO NATURAL GAS COMPANY                                                 5.95        04/15/2017           158,500
       75,000  EOG RESOURCES INCORPORATED                                                  5.63        06/01/2019            81,655
      150,000  EOG RESOURCES INCORPORATED                                                  6.88        10/01/2018           175,195
       75,000  EQT CORPORATION                                                             8.13        06/01/2019            89,753
      150,000  HALLIBURTON COMPANY                                                         6.15        09/15/2019           168,888
      650,000  HALLIBURTON COMPANY                                                         7.45        09/15/2039           809,399
      120,000  HESS CORPORATION                                                            7.30        08/15/2031           138,519
      180,000  HESS CORPORATION                                                            7.88        10/01/2029           218,320
      500,000  HESS CORPORATION                                                            8.13        02/15/2019           611,213
      700,000  MARATHON OIL CORPORATION                                                    7.50        02/15/2019           815,777
      500,000  NABORS INDUSTRIES INCORPORATED                                              9.25        01/15/2019           624,927
      120,000  NEXEN INCORPORATED                                                          7.88        03/15/2032           140,750
      350,000  NOBLE ENERGY INCORPORATED                                                   8.25        03/01/2019           424,792
      150,000  OCCIDENTAL PETROLEUM CORPORATION                                            4.13        06/01/2016           156,153
      180,000  OCCIDENTAL PETROLEUM CORPORATION                                            6.75        01/15/2012           198,206
      250,000  PC FINANCIAL PARTNERSHIP                                                    5.00        11/15/2014           266,746
       50,000  PRAXAIR INCORPORATED                                                        5.20        03/15/2017            53,689
      500,000  SHELL INTERNATIONAL FINANCE BV                                              4.30        09/22/2019           496,778
       65,000  TALISMAN ENERGY INCORPORATED                                                5.13        05/15/2015            68,953
       65,000  VALERO ENERGY CORPORATION                                                   4.50        02/01/2015            65,332
      500,000  VALERO ENERGY CORPORATION                                                   6.13        06/15/2017           518,604

                   Wells Fargo Advantage Master Portfolios 85


Portfolio of Investments--February 28, 2010

DIVERSIFIED FIXED INCOME PORTFOLIO

  PRINCIPAL    SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
-------------  ---------------------------------------------------------------------  -------------  -------------  ---------------
OIL & GAS EXTRACTION (continued)
$      65,000  VALERO ENERGY CORPORATION                                                   6.13%       02/01/2020   $        65,425
      500,000  VALERO ENERGY CORPORATION                                                   6.63        06/15/2037           479,586
      100,000  VALERO ENERGY CORPORATION                                                   7.50        04/15/2032           103,735
      100,000  VALERO ENERGY CORPORATION                                                   9.38        03/15/2019           120,146
      125,000  XTO ENERGY INCORPORATED                                                     4.90        02/01/2014           135,859
    1,000,000  XTO ENERGY INCORPORATED                                                     5.75        12/15/2013         1,118,420
      125,000  XTO ENERGY INCORPORATED                                                     6.10        04/01/2036           136,973
      500,000  XTO ENERGY INCORPORATED                                                     6.50        12/15/2018           579,325
      500,000  XTO ENERGY INCORPORATED                                                     6.75        08/01/2037           589,516
                                                                                                                         19,281,735
                                                                                                                    ---------------
PAPER & ALLIED PRODUCTS: 0.11%
       15,000  BEMIS COMPANY INCORPORATED                                                  5.65        08/01/2014            16,320
       10,000  BEMIS COMPANY INCORPORATED                                                  6.80        08/01/2019            11,298
      700,000  INTERNATIONAL PAPER COMAPNY                                                 7.50        08/15/2021           792,873
      180,000  INTERNATIONAL PAPER COMPANY                                                 5.30        04/01/2015           191,032
      500,000  INTERNATIONAL PAPER COMPANY                                                 7.95        06/15/2018           580,925
      300,000  KIMBERLY-CLARK CORPORATION                                                  5.00        08/15/2013           329,297
      200,000  KIMBERLY-CLARK CORPORATION                                                  6.63        08/01/2037           230,711
      100,000  KIMBERLY-CLARK CORPORATION                                                  7.50        11/01/2018           123,418
      200,000  PACTIV CORPORATION                                                          6.40        01/15/2018           215,053
                                                                                                                          2,490,927
                                                                                                                    ---------------
PETROLEUM REFINING & RELATED INDUSTRIES: 0.14%
      350,000  ALBERTA ENERGY COMPANY LIMITED                                              7.38        11/01/2031           399,070
      500,000  CHEVRON CORPORATION                                                         3.95        03/03/2014           530,569
      500,000  CONOCOPHILLIPS                                                              4.60        01/15/2015           539,721
      500,000  DEVON ENERGY CORPORATION                                                    7.95        04/15/2032           630,025
       65,000  ENTERPRISE PRODUCTS OPERATING LP SERIES B                                   5.60        10/15/2014            70,828
      150,000  MARATHON OIL CORPORATION                                                    6.00        07/01/2012           163,188
      625,000  MARATHON OIL CORPORATION                                                    6.00        10/01/2017           666,553
       50,000  MARATHON OIL CORPORATION                                                    6.60        10/01/2037            53,174
      100,000  SEMPRA ENERGY                                                               6.00        02/01/2013           108,676
      100,000  SUNOCO INCORPORATED                                                         5.75        01/15/2017            99,514
                                                                                                                          3,261,318
                                                                                                                    ---------------
PIPELINES: 0.49%
      150,000  BOARDWALK PIPELINES LP                                                      5.75        09/15/2019           156,824
      100,000  BOARDWALK PIPELINES LP                                                      5.88        11/15/2016           107,271
      150,000  BUCKEYE PARTNERS LP                                                         5.50        08/15/2019           152,314
      100,000  BUCKEYE PARTNERS LP                                                         6.05        01/15/2018           105,562
       75,000  CENTERPOINT ENERGY RESOURCES CORPORATION SERIES B                           7.88        04/01/2013            86,456
       30,000  ENBRIDGE ENERGY PARTNERS LP                                                 5.20        03/15/2020            30,367
       65,000  ENBRIDGE ENERGY PARTNERS LP                                                 5.88        12/15/2016            70,395
    1,000,000  ENERGY TRANSFER PARTNERS LP                                                 9.00        04/15/2019         1,230,401
      500,000  ENTERPRISE PRODUCTS OPERATING LLC                                           4.60        08/01/2012           530,949
      500,000  ENTERPRISE PRODUCTS OPERATING LLC                                           5.25        01/31/2020           512,006
      500,000  ENTERPRISE PRODUCTS OPERATING LLC                                           6.13        10/15/2039           499,619
      250,000  ENTERPRISE PRODUCTS OPERATING LLC                                           6.65        04/15/2018           277,403
      100,000  ENTERPRISE PRODUCTS OPERATING LLC                                           7.55        04/15/2038           116,658
       75,000  ENTERPRISE PRODUCTS OPERATING LP SERIES B                                   6.88        03/01/2033            81,645
      100,000  EQUITABLE RESOURCES INCORPORATED                                            6.50        04/01/2018           109,218
      100,000  KANEB PIPE LINE OPERATING PARTNERSHIP LP                                    5.88        06/01/2013           104,621
      100,000  KINDER MORGAN ENERGY PARTNERS LP                                            5.00        12/15/2013           107,908
      500,000  KINDER MORGAN ENERGY PARTNERS LP                                            5.13        11/15/2014           537,823

                   86 Wells Fargo Advantage Master Portfolios


                                     Portfolio of Investments--February 28, 2010

DIVERSIFIED FIXED INCOME PORTFOLIO

  PRINCIPAL    SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
-------------  ---------------------------------------------------------------------  -------------  -------------  ---------------
PIPELINES (continued)
$   1,000,000  KINDER MORGAN ENERGY PARTNERS LP                                            5.80%       03/01/2021   $     1,054,906
      100,000  KINDER MORGAN ENERGY PARTNERS LP                                            5.80        03/15/2035            95,188
      500,000  KINDER MORGAN ENERGY PARTNERS LP                                            6.50        09/01/2039           519,502
      500,000  KINDER MORGAN ENERGY PARTNERS LP SERIES MTN                                 6.95        01/15/2038           547,278
      125,000  MAGELLAN MIDSTREAM PARTNERS LP                                              6.55        07/15/2019           138,453
      350,000  ONEOK PARTNERS LP                                                           8.63        03/01/2019           436,881
      150,000  PANHANDLE EAST PIPE LINE COMPANY LP                                         6.20        11/01/2017           161,397
       50,000  PLAINS ALL AMERICAN PIPELINE LP                                             6.13        01/15/2017            54,212
      150,000  PLAINS ALL AMERICAN PIPELINE LP                                             6.50        05/01/2018           164,493
      200,000  PLAINS ALL AMERICAN PIPELINE LP                                             6.65        01/15/2037           211,410
      150,000  PLAINS ALL AMERICAN PIPELINE LP                                             8.75        05/01/2019           185,431
      500,000  PLAINS ALL AMERICAN PIPELINE LP / PAA FINANCE CORPORATION                   4.25        09/01/2012           523,288
       45,000  PPL ELECTRIC UTILITIES CORPORATION                                          6.25        05/15/2039            48,294
       75,000  TEXAS EASTERN TRANSMISSION LP                                               7.00        07/15/2032            85,370
      444,000  THE WILLIAMS COMPANIES INCORPORATED                                         8.75        03/15/2032           561,359
    1,000,000  TRANSCANADA PIPELINES LIMITED                                               7.13        01/15/2019         1,174,671
      500,000  TRANSCANADA PIPELINES LIMITED                                               7.63        01/15/2039           617,221
                                                                                                                         11,396,794
                                                                                                                    ---------------
PRIMARY METAL INDUSTRIES: 0.15%
       25,000  ALCOA INCORPORATED                                                          5.55        02/01/2017            24,614
      300,000  ALCOA INCORPORATED                                                          5.90        02/01/2027           256,961
       25,000  ALCOA INCORPORATED                                                          5.95        02/01/2037            19,755
    1,200,000  ALCOA INCORPORATED                                                          6.00        07/15/2013         1,262,827
      250,000  ALCOA INCORPORATED                                                          6.50        06/01/2011           261,683
       50,000  ALCOA INCORPORATED                                                          6.75        07/15/2018            50,184
       75,000  ALCOA INCORPORATED                                                          6.75        01/15/2028            67,136
      150,000  ALLEGHENY TECHNOLOGIES INCORPORATED                                         9.38        06/01/2019           176,273
      350,000  ARCELORMITTAL                                                               7.00        10/15/2039           349,528
       50,000  COMMERCIAL METALS COMPANY                                                   6.50        07/15/2017            51,731
       20,000  CORNING INCORPORATED                                                        6.63        05/15/2019            22,466
      100,000  NUCOR CORPORATION                                                           5.00        06/01/2013           109,012
      500,000  NUCOR CORPORATION                                                           5.75        12/01/2017           547,505
      150,000  NUCOR CORPORATION                                                           5.85        06/01/2018           164,457
       50,000  NUCOR CORPORATION                                                           6.40        12/01/2037            54,844
                                                                                                                          3,418,976
                                                                                                                    ---------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES: 0.03%
       65,000  RR DONNELLEY & SONS COMPANY                                                 5.50        05/15/2015            64,644
       50,000  RR DONNELLEY & SONS COMPANY                                                 6.13        01/15/2017            50,300
      600,000  RR DONNELLEY & SONS COMPANY                                                 8.60        08/15/2016           672,122
                                                                                                                            787,066
                                                                                                                    ---------------
RAILROAD TRANSPORTATION: 0.28%
      125,000  BURLINGTON NORTHERN SANTA FE CORPORATION                                    4.70        10/01/2019           125,282
      500,000  BURLINGTON NORTHERN SANTA FE CORPORATION                                    4.88        01/15/2015           535,585
      360,000  BURLINGTON NORTHERN SANTA FE CORPORATION                                    5.65        05/01/2017           389,816
      550,000  BURLINGTON NORTHERN SANTA FE CORPORATION                                    6.15        05/01/2037           581,571
      435,000  CANADIAN NATIONAL RAILWAY COMPANY                                           5.55        03/01/2019           470,384
      100,000  CSX CORPORATION                                                             5.60        05/01/2017           106,770
      100,000  CSX CORPORATION                                                             6.00        10/01/2036           100,392
       70,000  CSX CORPORATION                                                             6.15        05/01/2037            71,867
      250,000  CSX CORPORATION                                                             6.25        04/01/2015           280,177
      300,000  CSX CORPORATION                                                             6.30        03/15/2012           325,193
      500,000  CSX CORPORATION                                                             7.38        02/01/2019           584,913

                   Wells Fargo Advantage Master Portfolios 87


Portfolio of Investments--February 28, 2010

DIVERSIFIED FIXED INCOME PORTFOLIO

  PRINCIPAL    SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
-------------  ---------------------------------------------------------------------  -------------  -------------  ---------------
RAILROAD TRANSPORTATION (continued)
$     200,000  CSX CORPORATION                                                             7.45%       04/01/2038   $       242,260
      275,000  NORFOLK SOUTHERN CORPORATION                                                5.59        05/17/2025           276,390
      100,000  NORFOLK SOUTHERN CORPORATION                                                5.75        04/01/2018           108,109
       65,000  NORFOLK SOUTHERN CORPORATION                                                5.90        06/15/2019            71,507
      500,000  NORFOLK SOUTHERN CORPORATION                                                7.25        02/15/2031           589,298
      360,000  UNION PACIFIC CORPORATION                                                   4.88        01/15/2015           383,894
      200,000  UNION PACIFIC CORPORATION                                                   5.75        11/15/2017           217,451
       40,000  UNION PACIFIC CORPORATION                                                   6.15        05/01/2037            42,012
      600,000  UNION PACIFIC CORPORATION                                                   6.63        02/01/2029           648,989
      300,000  UNION PACIFIC CORPORATION                                                   7.88        01/15/2019           363,871
                                                                                                                          6,515,731
                                                                                                                    ---------------
REAL ESTATE: 0.13%
      150,000  AVALONBAY COMMUNITIES INCORPORATED                                          5.70        03/15/2017           158,644
      100,000  AVALONBAY COMMUNITIES INCORPORATED                                          6.10        03/15/2020           106,123
      185,000  AVALONBAY COMMUNITIES INCORPORATED SERIES MTN                               6.13        11/01/2012           200,819
      200,000  DUKE REALTY LP                                                              6.25        05/15/2013           212,107
       90,000  SIMON PROPERTY GROUP INCORPORATED                                           4.20        02/01/2015            91,072
      100,000  SIMON PROPERTY GROUP INCORPORATED                                           5.30        05/30/2013           106,661
      200,000  SIMON PROPERTY GROUP INCORPORATED                                           5.65        02/01/2020           198,787
      100,000  SIMON PROPERTY GROUP INCORPORATED                                           6.13        05/30/2018           104,965
      100,000  SIMON PROPERTY GROUP INCORPORATED                                           6.75        02/01/2040           100,502
       50,000  SIMON PROPERTY GROUP LP                                                     5.25        12/01/2016            50,398
      125,000  SIMON PROPERTY GROUP LP                                                     5.75        12/01/2015           134,071
      805,000  SIMON PROPERTY GROUP LP                                                     6.75        05/15/2014           892,043
      600,000  SIMON PROPERTY GROUP LP                                                    10.35        04/01/2019           766,485
                                                                                                                          3,122,677
                                                                                                                    ---------------
REAL ESTATE INVESTMENT TRUSTS (REITS): 0.16%
      500,000  BOSTON PROPERTIES LP                                                        5.88        10/15/2019           518,856
      100,000  BOSTON PROPERTIES LP                                                        6.25        01/15/2013           109,690
      350,000  BRANDYWINE OPERATING PARTNERSHIP LP                                         7.50        05/15/2015           370,494
      500,000  HEALTH CARE PROPERTIES INCORPORATED SERIES MTN                              6.70        01/30/2018           501,937
      100,000  HEALTH CARE PROPERTY INVESTORS INCORPORATED                                 5.63        05/01/2017            96,386
      200,000  HEALTH CARE PROPERTY INVESTORS INCORPORATED                                 6.00        01/30/2017           193,967
       60,000  HEALTHCARE REALTY TRUST INCORPORATED                                        6.50        01/17/2017            61,851
       75,000  HEALTHCARE REALTY TRUST INCORPORATED                                        8.13        05/01/2011            79,489
       75,000  HOSPITALITY PROPERTIES TRUST                                                5.63        03/15/2017            69,383
      250,000  HOSPITALITY PROPERTIES TRUST                                                7.88        08/15/2014           268,482
      100,000  KIMCO REALTY CORPORATION                                                    6.88        10/01/2019           107,158
       75,000  LIBERTY PROPERTY LP                                                         5.50        12/15/2016            73,571
      150,000  LIBERTY PROPERTY LP                                                         6.63        10/01/2017           153,380
      150,000  MACK-CALI REALTY CORPORATION                                                7.75        08/15/2019           165,755
      100,000  NATIONAL RETAIL PROPERTIES INCORPORATED                                     6.88        10/15/2017           102,529
      150,000  PROLOGIS                                                                    7.38        10/30/2019           155,011
      100,000  PROLOGIS                                                                    7.63        08/15/2014           108,716
      300,000  PROLOGIS                                                                    5.63        11/15/2016           292,108
      100,000  PROLOGIS                                                                    6.63        05/15/2018            99,298
      100,000  REALTY INCOME CORPORATION                                                   5.95        09/15/2016           101,689
      100,000  REGENCY CENTERS LP                                                          5.88        06/15/2017            99,526
                                                                                                                          3,729,276
                                                                                                                    ---------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS: 0.00%
      100,000  COOPER US INCORPORATED                                                      6.10        07/01/2017           110,334
                                                                                                                    ---------------

                   88 Wells Fargo Advantage Master Portfolios


                                     Portfolio of Investments--February 28, 2010

DIVERSIFIED FIXED INCOME PORTFOLIO

  PRINCIPAL    SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
-------------  ---------------------------------------------------------------------  -------------  -------------  ---------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 1.49%
$     180,000  BEAR STEARNS COMPANIES INCORPORATED                                         5.30%       10/30/2015   $       191,308
      600,000  BEAR STEARNS COMPANIES INCORPORATED                                         5.50        08/15/2011           635,403
       25,000  BEAR STEARNS COMPANIES INCORPORATED                                         5.55        01/22/2017            25,963
      120,000  BEAR STEARNS COMPANIES INCORPORATED                                         6.40        10/02/2017           132,486
      500,000  BEAR STEARNS COMPANIES INCORPORATED SERIES MTN                              6.95        08/10/2012           556,869
      425,000  CHARLES SCHWAB CORPORATION                                                  4.95        06/01/2014           456,582
      500,000  CREDIT SUISSE USA INCORPORATED                                              5.50        08/15/2013           550,072
    1,000,000  CREDIT SUISSE USA INCORPORATED                                              6.13        11/15/2011         1,079,460
      250,000  CREDIT SUISSE USA INCORPORATED                                              7.13        07/15/2032           290,842
       50,000  EATON VANCE CORPORATION                                                     6.50        10/02/2017            54,339
      200,000  GOLDMAN SACHS CAPITAL II                                                    5.79        12/29/2049           159,500
      500,000  GOLDMAN SACHS GROUP INCORPORATED                                            1.70        03/15/2011           506,088
    1,100,000  GOLDMAN SACHS GROUP INCORPORATED                                            3.25        06/15/2012         1,151,596
      700,000  GOLDMAN SACHS GROUP INCORPORATED                                            4.75        07/15/2013           739,173
      275,000  GOLDMAN SACHS GROUP INCORPORATED                                            5.35        01/15/2016           289,310
    1,000,000  GOLDMAN SACHS GROUP INCORPORATED                                            5.45        11/01/2012         1,072,432
      500,000  GOLDMAN SACHS GROUP INCORPORATED                                            5.75        10/01/2016           530,838
    1,070,000  GOLDMAN SACHS GROUP INCORPORATED                                            5.95        01/15/2027           994,631
    1,545,000  GOLDMAN SACHS GROUP INCORPORATED                                            6.00        05/01/2014         1,695,645
    1,250,000  GOLDMAN SACHS GROUP INCORPORATED                                            6.15        04/01/2018         1,320,389
    1,250,000  GOLDMAN SACHS GROUP INCORPORATED                                            6.25        09/01/2017         1,345,739
      450,000  GOLDMAN SACHS GROUP INCORPORATED                                            6.35        02/15/2034           402,608
    1,025,000  GOLDMAN SACHS GROUP INCORPORATED                                            6.60        01/15/2012         1,112,406
      925,000  GOLDMAN SACHS GROUP INCORPORATED                                            6.75        10/01/2037           896,848
      300,000  GOLDMAN SACHS GROUP INCORPORATED                                            7.50        02/15/2019           343,349
      150,000  JEFFERIES GROUP INCORPORATED                                                6.45        06/08/2027           132,886
      400,000  JEFFERIES GROUP INCORPORATED                                                8.50        07/15/2019           444,913
    1,000,000  MERRILL LYNCH & COMPANY INCORPORATED                                        5.45        02/05/2013         1,060,030
      450,000  MERRILL LYNCH & COMPANY INCORPORATED                                        5.45        07/15/2014           469,959
      500,000  MERRILL LYNCH & COMPANY INCORPORATED                                        5.70        05/02/2017           491,250
    1,000,000  MERRILL LYNCH & COMPANY INCORPORATED                                        6.05        08/15/2012         1,074,501
      250,000  MERRILL LYNCH & COMPANY INCORPORATED                                        6.05        05/16/2016           254,468
      300,000  MERRILL LYNCH & COMPANY INCORPORATED                                        6.11        01/29/2037           263,922
      100,000  MERRILL LYNCH & COMPANY INCORPORATED                                        6.22        09/15/2026            94,008
      500,000  MERRILL LYNCH & COMPANY INCORPORATED                                        6.40        08/28/2017           520,580
      500,000  MERRILL LYNCH & COMPANY INCORPORATED                                        7.75        05/14/2038           533,914
      500,000  MERRILL LYNCH & COMPANY INCORPORATED SERIES MTN                             5.77        07/25/2011           527,298
      690,000  MERRILL LYNCH & COMPANY INCORPORATED SERIES MTN                             6.88        04/25/2018           727,018
    1,000,000  MORGAN STANLEY                                                              2.25        03/13/2012         1,023,024
      300,000  MORGAN STANLEY                                                              3.25        12/01/2011           312,486
    1,500,000  MORGAN STANLEY                                                              4.20        11/20/2014         1,504,400
      525,000  MORGAN STANLEY                                                              5.38        10/15/2015           546,946
    1,300,000  MORGAN STANLEY                                                              6.00        05/13/2014         1,406,111
    1,500,000  MORGAN STANLEY                                                              6.60        04/01/2012         1,631,735
      120,000  MORGAN STANLEY                                                              7.25        04/01/2032           134,568
      400,000  MORGAN STANLEY                                                              7.30        05/13/2019           442,286
      500,000  MORGAN STANLEY SERIES EMTN                                                  5.45        01/09/2017           509,503
    1,500,000  MORGAN STANLEY SERIES MTN                                                   5.25        11/02/2012         1,603,257
      850,000  MORGAN STANLEY SERIES MTN                                                   5.55        04/27/2017           863,988
    1,000,000  MORGAN STANLEY SERIES MTN                                                   6.63        04/01/2018         1,063,983
      200,000  NASDAQ OMX GROUP INCORPORATED                                               4.00        01/15/2015           199,878
      100,000  NASDAQ OMX GROUP INCORPORATED                                               5.55        01/15/2020            99,371
      145,000  NOMURA HOLDINGS INCORPORATED                                                5.00        03/04/2015           146,454
       30,000  NOMURA HOLDINGS INCORPORATED                                                6.70        03/04/2020            30,607
      150,000  PACCAR FINANCIAL CORPORATION                                                1.95        12/17/2012           150,436
      100,000  RAYMOND JAMES FINANCIAL INCORPORATED                                        8.60        08/15/2019           113,492
                                                                                                                         34,911,148
                                                                                                                    ---------------

                   Wells Fargo Advantage Master Portfolios 89


Portfolio of Investments--February 28, 2010

DIVERSIFIED FIXED INCOME PORTFOLIO

  PRINCIPAL    SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
-------------  ---------------------------------------------------------------------  -------------  -------------  ---------------
SOFTWARE: 0.03%
$     100,000  ADOBE SYSTEMS INCORPORATED                                                  3.25%       02/01/2015   $       100,813
      125,000  ADOBE SYSTEMS INCORPORATED                                                  4.75        02/01/2020           124,215
      500,000  CA INCORPORATED                                                             5.38        12/01/2019           512,715
                                                                                                                            737,743
                                                                                                                    ---------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS: 0.02%
      500,000  OWENS CORNING INCORPORATED                                                  6.50        12/01/2016           513,993
                                                                                                                    ---------------
SURGICAL & MEDICAL INSTRUMENTS & APPARATUS: 0.02%
      250,000  MEDTRONIC INCORPORATED                                                      4.50        03/15/2014           268,174
      150,000  STRYKER CORPORATION                                                         3.00        01/15/2015           152,105
      150,000  STRYKER CORPORATION                                                         4.38        01/15/2020           150,411
                                                                                                                            570,690
                                                                                                                    ---------------
TOBACCO PRODUCTS: 0.21%
    1,050,000  ALTRIA GROUP INCORPORATED                                                   9.70        11/10/2018         1,320,443
      500,000  ALTRIA GROUP INCORPORATED                                                  10.20        02/06/2039           676,686
      155,000  LORILLARD TOBACCO COMPANY                                                   8.13        06/23/2019           172,932
      125,000  PHILIP MORRIS INTERNATIONAL INCORPORATED                                    4.88        05/16/2013           134,652
      450,000  PHILIP MORRIS INTERNATIONAL INCORPORATED                                    5.65        05/16/2018           486,418
      400,000  PHILIP MORRIS INTERNATIONAL INCORPORATED                                    6.38        05/16/2038           437,618
      750,000  PHILIP MORRIS INTERNATIONAL INCORPORATED                                    6.88        03/17/2014           864,698
      200,000  REYNOLDS AMERICAN INCORPORATED                                              7.25        06/15/2037           206,516
      500,000  REYNOLDS AMERICAN INCORPORATED                                              7.63        06/01/2016           564,401
      100,000  UST INCORPORATED                                                            5.75        03/01/2018            99,494
                                                                                                                          4,963,858
                                                                                                                    ---------------
TRANSPORTATION BY AIR: 0.05%
      146,968  CONTINENTAL AIRLINES INCORPORATED                                           9.00        07/08/2016           157,256
       75,000  CONTINENTAL AIRLINES INCORPORATED SERIES A                                  5.98        10/19/2023            72,188
       96,910  DELTA AIR LINES INCORPORATED                                                6.82        08/10/2022            92,792
      200,000  DELTA AIR LINES INCORPORATED                                                7.75        12/17/2019           205,000
       20,000  FEDEX CORPORATION                                                           7.38        01/15/2014            23,112
      400,000  FEDEX CORPORATION                                                           8.00        01/15/2019           493,474
      196,301  NORTHWEST AIRLINES INCORPORATED                                             7.03        11/01/2019           174,708
                                                                                                                          1,218,530
                                                                                                                    ---------------
TRANSPORTATION EQUIPMENT: 0.26%
    1,200,000  DAIMLER FINANCE NA LLC                                                      5.75        09/08/2011         1,271,629
      100,000  DAIMLER FINANCE NA LLC                                                      5.88        03/15/2011           104,156
      330,000  DAIMLER FINANCE NA LLC                                                      6.50        11/15/2013           367,891
      200,000  DAIMLER FINANCE NA LLC                                                      7.30        01/15/2012           218,344
      225,000  DAIMLER FINANCE NA LLC                                                      8.50        01/18/2031           280,494
       35,000  GENERAL DYNAMICS CORPORATION                                                1.80        07/15/2011            35,467
      500,000  GENERAL DYNAMICS CORPORATION                                                5.25        02/01/2014           554,039
      100,000  HONEYWELL INTERNATIONAL INCORPORATED                                        4.25        03/01/2013           106,645
      500,000  HONEYWELL INTERNATIONAL INCORPORATED                                        5.00        02/15/2019           523,115
      100,000  HONEYWELL INTERNATIONAL INCORPORATED                                        5.30        03/01/2018           107,475
      250,000  HONEYWELL INTERNATIONAL INCORPORATED                                        5.70        03/15/2037           253,805
      600,000  UNITED TECHNOLOGIES CORPORATION                                             4.88        05/01/2015           658,283
      565,000  UNITED TECHNOLOGIES CORPORATION                                             6.13        02/01/2019           637,484
      500,000  UNITED TECHNOLOGIES CORPORATION                                             6.13        07/15/2038           537,050
      430,000  UNITED TECHNOLOGIES CORPORATION                                             7.50        09/15/2029           528,826
                                                                                                                          6,184,703
                                                                                                                    ---------------

                   90 Wells Fargo Advantage Master Portfolios


                                     Portfolio of Investments--February 28, 2010

DIVERSIFIED FIXED INCOME PORTFOLIO

  PRINCIPAL    SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
-------------  ---------------------------------------------------------------------  -------------  -------------  ---------------
WHOLESALE TRADE-DURABLE GOODS: 0.01%
$      25,000  MARTIN MARIETTA MATERIALS INCORPORATED                                      6.25%       05/01/2037   $        23,628
      125,000  MARTIN MARIETTA MATERIALS INCORPORATED                                      6.60        04/15/2018           134,403
                                                                                                                            158,031
                                                                                                                    ---------------
TOTAL CORPORATE BONDS & NOTES (COST $510,036,527)                                                                       530,444,904
                                                                                                                    ---------------
FOREIGN CORPORATE BONDS: 2.77%
      150,000  ALBERTA ENERGY COMPANY LIMITED                                              8.13        09/15/2030           180,895
      180,000  ALCAN INCORPORATED                                                          5.00        06/01/2015           189,050
      600,000  ALCAN INCORPORATED                                                          6.13        12/15/2033           607,085
      800,000  AMERICA MOVIL SAB DE CV                                                     5.63        11/15/2017           839,748
      100,000  AMERICA MOVIL SAB DE CV                                                     6.13        11/15/2037            99,277
       75,000  ANADARKO FINANCE COMPANY SERIES B                                           6.75        05/01/2011            79,303
      325,000  ANADARKO FINANCE COMPANY SERIES B                                           7.50        05/01/2031           366,089
      750,000  ARCELORMITTAL                                                               5.38        06/01/2013           797,210
      425,000  ARCELORMITTAL                                                               9.00        02/15/2015           510,824
      250,000  ARCELORMITTAL                                                               9.85        06/01/2019           314,990
      500,000  ASTRAZENECA PLC                                                             5.40        09/15/2012           547,298
       75,000  ASTRAZENECA PLC                                                             5.40        06/01/2014            83,567
      500,000  ASTRAZENECA PLC                                                             5.90        09/15/2017           566,364
      850,000  ASTRAZENECA PLC                                                             6.45        09/15/2037           957,282
      150,000  AXA SA                                                                      8.60        12/15/2030           179,409
       65,000  AXIS CAPITAL HOLDINGS LIMITED                                               5.75        12/01/2014            68,508
      295,000  BANK OF NOVA SCOTIA                                                         2.25        01/22/2013           299,290
      450,000  BANK OF NOVA SCOTIA                                                         3.40        01/22/2015           459,286
      600,000  BARCLAYS BANK PLC                                                           5.20        07/10/2014           641,840
      300,000  BARCLAYS BANK PLC                                                           5.45        09/12/2012           325,413
      750,000  BARCLAYS BANK PLC                                                           6.75        05/22/2019           828,335
      700,000  BARRICK GOLD CORPORATION                                                    6.95        04/01/2019           805,046
      150,000  BHP BILLITON FINANCE USA LIMITED                                            5.25        12/15/2015           165,764
      200,000  BHP BILLITON FINANCE USA LIMITED                                            5.40        03/29/2017           217,704
    1,150,000  BHP BILLITON FINANCE USA LIMITED                                            5.50        04/01/2014         1,272,614
      200,000  BHP BILLITON FINANCE USA LIMITED                                            6.50        04/01/2019           229,940
      250,000  BP CAPITAL MARKETS PLC                                                      1.55        08/11/2011           252,515
      200,000  BP CAPITAL MARKETS PLC                                                      3.63        05/08/2014           208,658
      200,000  BP CAPITAL MARKETS PLC                                                      3.88        03/10/2015           209,017
      150,000  BP CAPITAL MARKETS PLC                                                      4.75        03/10/2019           154,987
      500,000  BRITISH TELECOMMUNICATIONS PLC                                              5.95        01/15/2018           517,626
      600,000  BRITISH TELECOMMUNICATIONS PLC                                              9.63        12/15/2030           761,530
      125,000  BROOKFIELD ASSET MANAGEMENT INCORPORATED                                    5.80        04/25/2017           119,412
      100,000  BURLINGTON RESOURCES FINANCE COMPANY                                        6.50        12/01/2011           109,282
      500,000  BURLINGTON RESOURCES FINANCE COMPANY                                        7.20        08/15/2031           575,819
      350,000  CANADIAN NATIONAL RAILWAY COMPANY                                           6.38        11/15/2037           394,883
       65,000  CANADIAN NATURAL RESOURCES LIMITED                                          4.90        12/01/2014            70,292
    1,150,000  CANADIAN NATURAL RESOURCES LIMITED                                          5.70        05/15/2017         1,242,572
      500,000  CANADIAN NATURAL RESOURCES LIMITED                                          6.25        03/15/2038           520,324
      360,000  CANADIAN PACIFIC RAILWAY COMPANY                                            5.75        03/15/2033           350,585
       65,000  CANADIAN PACIFIC RAILWAY COMPANY                                            5.95        05/15/2037            63,876
       65,000  CANADIAN PACIFIC RAILWAY COMPANY                                            7.25        05/15/2019            74,932
       65,000  CELULOSA ARAUCO Y CONSTITUCION SA                                           5.63        04/20/2015            69,099
    1,325,000  CONOCO FUNDING COMPANY                                                      6.35        10/15/2011         1,438,685
      150,000  CONOCOPHILLIPS CANADA                                                       5.63        10/15/2016           167,575
      100,000  COVIDIEN INTERNATIONAL FINANCE SA                                           5.45        10/15/2012           109,810
      350,000  COVIDIEN INTERNATIONAL FINANCE SA                                           6.00        10/15/2017           386,533
       50,000  COVIDIEN INTERNATIONAL FINANCE SA                                           6.55        10/15/2037            56,633
      250,000  CREDIT SUISSE                                                               5.40        01/14/2020           251,090

                   Wells Fargo Advantage Master Portfolios 91


Portfolio of Investments--February 28, 2010

DIVERSIFIED FIXED INCOME PORTFOLIO

  PRINCIPAL    SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
-------------  ---------------------------------------------------------------------  -------------  -------------  ---------------
FOREIGN CORPORATE BONDS (continued)
$   1,200,000  CREDIT SUISSE (NEW YORK)                                                    5.50%       05/01/2014   $     1,310,917
    1,000,000  DEUTSCHE BANK AG LONDON                                                     4.88        05/20/2013         1,075,253
      500,000  DEUTSCHE BANK AG LONDON                                                     6.00        09/01/2017           551,552
      275,000  DEUTSCHE TELEKOM INTERNATIONAL FINANCE BV                                   5.75        03/23/2016           296,919
      830,000  DEUTSCHE TELEKOM INTERNATIONAL FINANCE BV                                   8.75        06/15/2030         1,051,930
       50,000  DIAGEO CAPITAL PLC                                                          5.20        01/30/2013            54,468
    1,050,000  DIAGEO CAPITAL PLC                                                          5.75        10/23/2017         1,141,356
       75,000  DIAGEO CAPITAL PLC                                                          5.88        09/30/2036            78,494
      125,000  DIAGEO FINANCE BV                                                           5.30        10/28/2015           139,152
      500,000  DIAGEO PLC                                                                  7.38        01/15/2014           588,794
      500,000  EMBRAER OVERSEAS LIMITED                                                    6.38        01/15/2020           499,375
      100,000  ENBRIDGE INCORPORATED                                                       5.60        04/01/2017           109,176
      400,000  ENCANA CORPORATION                                                          6.50        05/15/2019           451,871
      350,000  ENCANA CORPORATION                                                          6.50        02/01/2038           379,052
      154,000  ENCANA HOLDINGS FINANCE CORPORATION                                         5.80        05/01/2014           171,106
      100,000  FALCONBRIDGE LIMITED                                                        6.00        10/15/2015           107,916
      500,000  FRANCE TELECOM SA                                                           4.38        07/08/2014           531,101
      750,000  FRANCE TELECOM SA                                                           7.75        03/01/2011           800,234
      575,000  FRANCE TELECOM SA                                                           8.50        03/01/2031           762,076
      350,000  FRANCE TELECOM SA                                                           5.38        07/08/2019           370,588
      250,000  GRUPO TELEVISA SA                                                           6.00        05/15/2018           257,423
    1,000,000  HSBC HOLDINGS PLC                                                           6.50        05/02/2036         1,030,351
      850,000  HSBC HOLDINGS PLC                                                           6.50        09/15/2037           872,066
      105,000  HUSKY ENERGY INCORPORATED                                                   5.90        06/15/2014           115,143
      100,000  HUSKY ENERGY INCORPORATED                                                   6.80        09/15/2037           109,848
      365,000  HUSKY ENERGY INCORPORATED                                                   7.25        12/15/2019           425,647
      941,510  ICICI BANK LIMITED++                                                        6.63        10/03/2012         1,058,490
      100,000  LAFARGE SA                                                                  6.15        07/15/2011           104,848
       75,000  LAFARGE SA                                                                  6.50        07/15/2016            80,840
      100,000  NEXEN INCORPORATED                                                          5.65        05/15/2017           106,410
       80,000  NEXEN INCORPORATED                                                          6.20        07/30/2019            86,675
      100,000  NEXEN INCORPORATED                                                          6.40        05/15/2037           101,021
      560,000  NEXEN INCORPORATED                                                          7.50        07/30/2039           643,579
      250,000  NOBLE HOLDINGS INTERNATIONAL LIMITED CORPORATION                            7.38        03/15/2014           288,757
      500,000  NOKIA CORPORATION                                                           5.38        05/15/2019           520,765
      250,000  NORSK HYDRO ASA                                                             6.80        01/15/2028           282,665
      500,000  NOVARTIS SECURITIES INVESTMENT LIMITED                                      5.13        02/10/2019           527,552
       75,000  ORIX CORPORATION                                                            5.48        11/22/2011            76,990
      400,000  PETRO CANADA                                                                6.80        05/15/2038           439,725
      120,000  PETROLEOS MEXICANOS++                                                       6.00        03/05/2020           122,040
      100,000  PHILIPS ELECTRONICS NV                                                      6.88        03/11/2038           112,984
       50,000  POTASH CORPORATION OF SASKATCHEWAN INCORPORATED                             5.25        05/15/2014            54,359
       75,000  POTASH CORPORATION OF SASKATCHEWAN INCORPORATED                             5.88        12/01/2036            73,751
       65,000  POTASH CORPORATION OF SASKATCHEWAN INCORPORATED                             6.50        05/15/2019            73,068
      750,000  RIO TINTO FINANCE USA LIMITED                                               6.50        07/15/2018           845,600
    1,225,000  RIO TINTO FINANCE USA LIMITED                                               8.95        05/01/2014         1,486,477
      130,000  RIO TINTO FINANCE USA LIMITED                                               9.00        05/01/2019           168,467
      500,000  ROGERS WIRELESS INCORPORATED                                                7.50        03/15/2015           591,482
      200,000  ROYAL BANK CANADA                                                           5.65        07/20/2011           213,875
      360,000  ROYAL BANK OF SCOTLAND GROUP PLC                                            5.00        10/01/2014           330,301
      375,000  ROYAL KPN NV                                                                8.38        10/01/2030           467,547
      950,000  SHELL INTERNATIONAL FINANCE                                                 4.00        03/21/2014         1,004,816
      500,000  SHELL INTERNATIONAL FINANCE                                                 4.95        03/22/2012           539,113
      750,000  SHELL INTERNATIONAL FINANCE                                                 6.38        12/15/2038           837,179
      150,000  STATOILHYDRO ASA                                                            3.88        04/15/2014           158,060
      815,000  STATOILHYDRO ASA                                                            5.25        04/15/2019           859,446

                   92 Wells Fargo Advantage Master Portfolios


                                     Portfolio of Investments--February 28, 2010

DIVERSIFIED FIXED INCOME PORTFOLIO

  PRINCIPAL    SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
-------------  ---------------------------------------------------------------------  -------------  -------------  ---------------
FOREIGN CORPORATE BONDS (continued)
$     400,000  SUNCOR ENERGY INCORPORATED                                                  5.45%       06/10/2019   $       417,321
       75,000  SUNCOR ENERGY INCORPORATED                                                  5.95        12/01/2034            74,225
      500,000  SUNCOR ENERGY INCORPORATED                                                  6.10        06/01/2018           543,323
      150,000  SUNCOR ENERGY INCORPORATED                                                  6.50        06/15/2038           159,072
      250,000  SUNCOR ENERGY INCORPORATED                                                  6.85        06/01/2039           276,136
      400,000  TALISMAN ENERGY INCORPORATED                                                6.25        02/01/2038           401,024
       65,000  TALISMAN ENERGY INCORPORATED                                                7.75        06/01/2019            77,442
      200,000  TELECOM ITALIA CAPITAL SA                                                   5.25        10/01/2015           209,903
      150,000  TELECOM ITALIA CAPITAL SA                                                   6.00        09/30/2034           136,919
      350,000  TELECOM ITALIA CAPITAL SA                                                   6.20        07/18/2011           369,997
    1,000,000  TELECOM ITALIA CAPITAL SA                                                   7.18        06/18/2019         1,104,158
      500,000  TELECOM ITALIA CAPITAL SA                                                   7.72        06/04/2038           555,365
      930,000  TELEFONICA EMISIONES SAU                                                    4.95        01/15/2015           987,943
       50,000  TELEFONICA EMISIONES SAU                                                    5.98        06/20/2011            52,791
      150,000  TELEFONICA EMISIONES SAU                                                    6.42        06/20/2016           167,877
      550,000  TELEFONICA EMISIONES SAU                                                    7.05        06/20/2036           611,378
      120,000  TELEFONICA EUROPE BV                                                        8.25        09/15/2030           148,671
      645,000  TELEFONICA SA                                                               5.88        07/15/2019           680,778
       65,000  TELEFONOS DE MEXICO SA DE CV                                                5.50        01/27/2015            69,467
      126,000  TELUS CORPORATION                                                           8.00        06/01/2011           136,046
      200,000  THOMSON REUTERS CORPORATION                                                 5.70        10/01/2014           222,091
      500,000  THOMSON REUTERS CORPORATION                                                 6.50        07/15/2018           567,443
    1,000,000  TOTAL CAPITAL SA                                                            3.13        10/02/2015         1,001,103
       65,000  TRANSCANADA PIPELINES LIMITED                                               4.88        01/15/2015            69,890
      100,000  TRANSCANADA PIPELINES LIMITED                                               5.60        03/31/2034            97,039
      585,000  TRANSCANADA PIPELINES LIMITED                                               6.20        10/15/2037           617,814
      600,000  TRANSOCEAN INCORPORATED                                                     6.00        03/15/2018           650,300
      120,000  TRANSOCEAN INCORPORATED                                                     7.50        04/15/2031           140,102
      400,000  TYCO INTERNATIONAL GROUP SA                                                 6.00        11/15/2013           445,403
      500,000  UBS AG STAMFORD CT                                                          3.88        01/15/2015           502,740
    1,000,000  UBS AG STAMFORD CT SERIES                                                   5.88        12/20/2017         1,041,811
    1,000,000  UFJ FINANCE ARUBA AEC                                                       6.75        07/15/2013         1,123,150
      855,000  VALE OVERSEAS LIMITED                                                       6.25        01/23/2017           905,201
    1,010,000  VALE OVERSEAS LIMITED                                                       6.88        11/21/2036         1,025,387
      250,000  VODAFONE GROUP PLC                                                          4.15        06/10/2014           261,707
      180,000  VODAFONE GROUP PLC                                                          4.63        07/15/2018           178,783
    1,000,000  VODAFONE GROUP PLC                                                          5.00        12/16/2013         1,076,567
       75,000  VODAFONE GROUP PLC                                                          5.38        01/30/2015            81,314
      500,000  VODAFONE GROUP PLC                                                          5.63        02/27/2017           539,315
      400,000  VODAFONE GROUP PLC<<                                                        6.15        02/27/2037           410,676
      250,000  VODAFONE GROUP PLC                                                          7.88        02/15/2030           301,450
      100,000  WEATHERFORD INTERNATIONAL LIMITED                                           6.00        03/15/2018           105,600
      300,000  WEATHERFORD INTERNATIONAL LIMITED                                           6.50        08/01/2036           299,226
       50,000  WEATHERFORD INTERNATIONAL LIMITED                                           7.00        03/15/2038            52,209
      500,000  WEATHERFORD INTERNATIONAL LIMITED                                           9.63        03/01/2019           637,022
      100,000  XL CAPITAL LIMITED                                                          5.25        09/15/2014           103,393
      100,000  XL CAPITAL LIMITED                                                          6.25        05/15/2027            95,630
TOTAL FOREIGN CORPORATE BONDS (COST $62,002,631)                                                                         65,008,758
                                                                                                                    ---------------
FOREIGN GOVERNMENT BONDS@: 24.48%
      500,000  AUSTRALIA COMMONWEALTH (AUD)                                                5.75        05/15/2021           455,839
      600,000  AUSTRALIA COMMONWEALTH (AUD)                                                6.25        06/15/2014           562,756
      600,000  AUSTRALIA COMMONWEALTH (AUD)                                                6.50        05/15/2013           564,203
    1,000,000  AUSTRALIA GOVERNMENT BOND SERIES 122 (AUD)                                  5.25        03/15/2019           884,137
      400,000  AUSTRALIA GOVERNMENT BOND SERIES 217 (AUD)                                  6.00        02/15/2017           372,199

                   Wells Fargo Advantage Master Portfolios 93


Portfolio of Investments--February 28, 2010

DIVERSIFIED FIXED INCOME PORTFOLIO

  PRINCIPAL    SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
-------------  ---------------------------------------------------------------------  -------------  -------------  ---------------
FOREIGN GOVERNMENT BONDS@ (continued)
      748,000  AUSTRALIA GOVERNMENT BOND SERIES 611 (AUD)                                  5.75%       06/15/2011   $       683,108
      600,000  AUSTRALIA GOVERNMENT BOND SERIES 123 (AUD)                                  5.75        04/15/2012           550,545
    1,000,000  BELGIUM (KINGDOM) (EUR)                                                     3.25        09/28/2016         1,388,611
    1,200,000  BELGIUM (KINGDOM) (EUR)                                                     3.75        09/28/2020         1,645,189
    1,800,000  BELGIUM (KINGDOM) (EUR)                                                     4.00        03/28/2014         2,632,318
      500,000  BELGIUM (KINGDOM) (EUR)                                                     4.00        03/28/2022           697,369
    2,000,000  BELGIUM (KINGDOM) (EUR)                                                     5.00        09/28/2012         2,973,436
      885,000  BELGIUM GOVERNMENT BOND SERIES 31 (EUR)                                     5.50        03/28/2028         1,416,308
      700,000  BELGIUM GOVERNMENT BOND SERIES 40 (EUR)                                     5.50        09/28/2017         1,104,040
    1,000,000  BELGIUM GOVERNMENT BOND SERIES 43 (EUR)                                     4.25        09/28/2014         1,476,301
      680,000  BELGIUM GOVERNMENT BOND SERIES 44 (EUR)                                     5.00        03/28/2035         1,033,477
    1,050,000  BELGIUM GOVERNMENT BOND SERIES 49 (EUR)                                     4.00        03/28/2017         1,515,016
      500,000  BELGIUM GOVERNMENT BOND SERIES 56 (EUR)                                     3.50        03/28/2015           712,824
    1,000,000  BONOS Y OBLIGACIONES DEL ESTADO (EUR)                                       4.25        01/31/2014         1,452,299
    2,500,000  BONOS Y OBLIGACIONES DEL ESTADO (EUR)                                       4.30        10/31/2019         3,538,486
    1,500,000  BONOS Y OBLIGACIONES DEL ESTADO (EUR)                                       4.60        07/30/2019         2,175,140
    1,000,000  BUNDESOBLIGATION (EUR)                                                      2.25        04/11/2014         1,388,270
    2,000,000  BUNDESOBLIGATION (EUR)                                                      2.50        10/10/2014         2,783,186
    2,000,000  BUNDESOBLIGATION (EUR)                                                      3.50        04/08/2011         2,810,146
    1,000,000  BUNDESOBLIGATION (EUR)                                                      3.50        10/14/2011         1,421,604
    2,000,000  BUNDESREPUBLIK DEUTSCHLAND (EUR)                                            3.50        07/04/2019         2,819,079
    1,500,000  BUNDESREPUBLIK DEUTSCHLAND (EUR)                                            3.75        07/04/2013         2,188,574
    1,500,000  BUNDESREPUBLIK DEUTSCHLAND (EUR)                                            4.00        10/11/2013         2,213,982
    1,500,000  BUNDESREPUBLIK DEUTSCHLAND (EUR)                                            4.25        07/04/2014         2,237,879
    1,500,000  BUNDESREPUBLIK DEUTSCHLAND (EUR)                                            4.25        07/04/2017         2,246,907
      300,000  BUNDESREPUBLIK DEUTSCHLAND (EUR)                                            4.75        07/04/2040           472,755
      500,000  BUNDESREPUBLIK DEUTSCHLAND (EUR)                                            6.50        07/04/2027           914,477
      700,000  BUNDESREPUBLIK DEUTSCHLAND SERIES 00 (EUR)                                  5.50        01/04/2031         1,168,902
      750,000  BUNDESREPUBLIK DEUTSCHLAND SERIES 00 (EUR)                                  6.25        01/04/2030         1,355,193
    1,550,000  BUNDESREPUBLIK DEUTSCHLAND SERIES 01 (EUR)                                  5.00        07/04/2011         2,231,429
    1,400,000  BUNDESREPUBLIK DEUTSCHLAND SERIES 02 (EUR)                                  5.00        01/04/2012         2,048,883
    1,000,000  BUNDESREPUBLIK DEUTSCHLAND SERIES 02 (EUR)                                  5.00        07/04/2012         1,483,600
    2,140,000  BUNDESREPUBLIK DEUTSCHLAND SERIES 03 (EUR)                                  4.25        01/04/2014         3,183,120
    2,200,000  BUNDESREPUBLIK DEUTSCHLAND SERIES 03 (EUR)                                  4.50        01/04/2013         3,258,227
      660,000  BUNDESREPUBLIK DEUTSCHLAND SERIES 03 (EUR)                                  4.75        07/04/2034         1,016,121
    1,600,000  BUNDESREPUBLIK DEUTSCHLAND SERIES 04 (EUR)                                  3.75        01/04/2015         2,340,927
      800,000  BUNDESREPUBLIK DEUTSCHLAND SERIES 05 (EUR)                                  3.25        07/04/2015         1,143,971
    1,000,000  BUNDESREPUBLIK DEUTSCHLAND SERIES 05 (EUR)                                  3.50        01/04/2016         1,444,384
    1,100,000  BUNDESREPUBLIK DEUTSCHLAND SERIES 05 (EUR)                                  4.00        01/04/2037         1,525,720
    1,200,000  BUNDESREPUBLIK DEUTSCHLAND SERIES 06 (EUR)                                  4.00        07/04/2016         1,776,692
    1,100,000  BUNDESREPUBLIK DEUTSCHLAND SERIES 07 (EUR)                                  4.25        07/04/2039         1,601,614
    1,700,000  BUNDESREPUBLIK DEUTSCHLAND SERIES 08 (EUR)                                  4.25        07/04/2018         2,538,392
    1,500,000  BUNDESREPUBLIK DEUTSCHLAND SERIES 09 (EUR)                                  3.75        01/04/2019         2,158,365
      655,000  BUNDESREPUBLIK DEUTSCHLAND SERIES 94 (EUR)                                  6.25        01/04/2024         1,155,771
      700,000  BUNDESREPUBLIK DEUTSCHLAND SERIES 98 (EUR)                                  5.63        01/04/2028         1,174,011
    2,000,000  BUNDESSCHATZANWEISUNGEN (EUR)                                               1.25        09/16/2011         2,744,542
    1,500,000  BUNDESSCHATZANWEISUNGEN (EUR)                                               1.50        06/10/2011         2,065,555
    1,000,000  BUONI POLIENNALI DEL TES (EUR)                                              2.50        07/01/2012         1,384,353
    1,300,000  BUONI POLIENNALI DEL TES (EUR)                                              3.00        03/01/2012         1,822,308
    2,000,000  BUONI POLIENNALI DEL TES (EUR)                                              4.25        09/01/2019         2,814,449
      400,000  BUONI POLIENNALI DEL TES (EUR)                                              4.50        08/01/2018           580,145
    1,100,000  CANADIAN GOVERNMENT BOND (CAD)                                              1.00        09/01/2011         1,046,108
    1,800,000  CANADIAN GOVERNMENT BOND (CAD)                                              1.25        06/01/2011         1,720,863
      900,000  CANADIAN GOVERNMENT BOND (CAD)                                              2.00        09/01/2012           864,067
      600,000  CANADIAN GOVERNMENT BOND (CAD)                                              2.00        12/01/2014           558,259

                   94 Wells Fargo Advantage Master Portfolios


                                     Portfolio of Investments--February 28, 2010

DIVERSIFIED FIXED INCOME PORTFOLIO

  PRINCIPAL    SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
-------------  ---------------------------------------------------------------------  -------------  -------------  ---------------
FOREIGN GOVERNMENT BONDS@ (continued)
    1,500,000  CANADIAN GOVERNMENT BOND (CAD)                                              3.00%       06/01/2014   $     1,463,776
    1,000,000  CANADIAN GOVERNMENT BOND (CAD)                                              3.50        06/01/2020           948,898
    1,000,000  CANADIAN GOVERNMENT BOND (CAD)                                              3.75        06/01/2019           978,616
    1,300,000  CANADIAN GOVERNMENT BOND (CAD)                                              4.00        06/01/2016         1,317,038
      500,000  CANADIAN GOVERNMENT BOND (CAD)                                              4.00        06/01/2041           476,331
      500,000  CANADIAN GOVERNMENT BOND (CAD)                                              4.25        06/01/2018           510,378
      700,000  CANADIAN GOVERNMENT BOND (CAD)                                              5.00        06/01/2037           774,377
    1,000,000  CANADIAN GOVERNMENT BOND (CAD)                                              5.25        06/01/2013         1,048,955
      500,000  CANADIAN GOVERNMENT BOND (CAD)                                              5.75        06/01/2029           584,509
      600,000  CANADIAN GOVERNMENT BOND (CAD)                                              5.75        06/01/2033           714,087
    1,000,000  CANADIAN GOVERNMENT BOND (CAD)                                              6.00        06/01/2011         1,012,174
       95,000  CANADIAN GOVERNMENT BOND (CAD)                                              8.00        06/01/2023           129,507
      593,000  CANADIAN GOVERNMENT BOND (CAD)                                              8.00        06/01/2027           842,988
    2,000,000  DENMARK GOVERNMENT BOND (DKK)                                               4.00        11/15/2012           388,655
    2,925,000  DENMARK GOVERNMENT BOND (DKK)                                               4.00        11/15/2015           572,250
    1,500,000  DENMARK GOVERNMENT BOND (DKK)                                               4.00        11/15/2017           290,977
    3,500,000  DENMARK GOVERNMENT BOND (DKK)                                               4.00        11/15/2019           671,806
    5,000,000  DENMARK GOVERNMENT BOND (DKK)                                               4.50        11/15/2039         1,000,513
    4,000,000  DENMARK GOVERNMENT BOND (DKK)                                               5.00        11/15/2013           808,301
    3,450,000  DENMARK GOVERNMENT BOND (DKK)                                               6.00        11/15/2011           682,216
      500,000  DENMARK GOVERNMENT BOND (DKK)                                               7.00        11/10/2024           125,893
    1,000,000  FRANCE GOVERNMENT BOND OAT (EUR)                                            3.00        07/12/2014         1,413,025
      700,000  FRANCE GOVERNMENT BOND OAT (EUR)                                            3.25        04/25/2016           986,601
    1,500,000  FRANCE GOVERNMENT BOND OAT (EUR)                                            3.50        07/12/2011         2,119,926
    1,000,000  FRANCE GOVERNMENT BOND OAT (EUR)                                            3.50        04/25/2015         1,437,086
      500,000  FRANCE GOVERNMENT BOND OAT (EUR)                                            3.75        10/25/2019           701,801
    1,000,000  FRANCE GOVERNMENT BOND OAT (EUR)                                            3.75        04/25/2021         1,392,832
    1,500,000  FRANCE GOVERNMENT BOND OAT (EUR)                                            4.00        04/25/2013         2,196,110
    1,500,000  FRANCE GOVERNMENT BOND OAT (EUR)                                            4.00        10/25/2013         2,200,359
    2,700,000  FRANCE GOVERNMENT BOND OAT (EUR)                                            4.00        04/25/2014         3,968,182
    2,000,000  FRANCE GOVERNMENT BOND OAT (EUR)                                            4.00        10/25/2014         2,940,320
    1,500,000  FRANCE GOVERNMENT BOND OAT (EUR)                                            4.00        10/25/2038         2,036,899
      500,000  FRANCE GOVERNMENT BOND OAT (EUR)                                            4.00        04/25/2055           676,209
      700,000  FRANCE GOVERNMENT BOND OAT (EUR)                                            4.25        10/25/2018         1,031,543
    2,250,000  FRANCE GOVERNMENT BOND OAT (EUR)                                            4.25        04/25/2019         3,307,125
      350,000  FRANCE GOVERNMENT BOND OAT (EUR)                                            4.50        04/25/2041           513,984
    2,100,000  FRANCE GOVERNMENT BOND OAT (EUR)                                            4.75        10/25/2012         3,115,102
    1,900,000  FRANCE GOVERNMENT BOND OAT (EUR)                                            4.75        04/25/2035         2,881,965
    2,000,000  FRANCE GOVERNMENT BOND OAT (EUR)                                            5.00        10/25/2011         2,908,812
    2,000,000  FRANCE GOVERNMENT BOND OAT (EUR)                                            5.00        04/25/2012         2,951,377
      800,000  FRANCE GOVERNMENT BOND OAT (EUR)                                            5.00        10/25/2016         1,235,888
    1,800,000  FRANCE GOVERNMENT BOND OAT (EUR)                                            5.50        04/25/2029         2,952,341
    1,600,000  FRANCE GOVERNMENT BOND OAT (EUR)                                            6.00        10/25/2025         2,737,353
    1,900,000  FRANCE GOVERNMENT BOND OAT (EUR)                                            8.50        10/25/2019         3,694,740
    1,000,000  FRANCE GOVERNMENT TREASURY BILL (EUR)                                       4.25        10/25/2017         1,477,340
    1,200,000  FRENCH TREASURY NOTE SERIES 5 (EUR)                                         3.75        01/12/2013         1,741,006
    2,000,000  ITALY BUONI POLIENNALI DEL TESORO (EUR)                                     3.75        09/15/2011         2,821,121
    1,700,000  ITALY BUONI POLIENNALI DEL TESORO (EUR)                                     3.75        12/15/2013         2,427,011
    1,000,000  ITALY BUONI POLIENNALI DEL TESORO (EUR)                                     3.75        08/01/2015         1,422,067
    1,425,000  ITALY BUONI POLIENNALI DEL TESORO (EUR)                                     3.75        08/01/2016         2,014,783
    3,500,000  ITALY BUONI POLIENNALI DEL TESORO (EUR)                                     4.00        04/15/2012         5,008,592
    1,500,000  ITALY BUONI POLIENNALI DEL TESORO (EUR)                                     4.00        02/01/2037         1,823,767
    1,300,000  ITALY BUONI POLIENNALI DEL TESORO (EUR)                                     4.25        08/01/2014         1,893,967
    2,300,000  ITALY BUONI POLIENNALI DEL TESORO (EUR)                                     4.25        02/01/2015         3,348,297
    3,250,000  ITALY BUONI POLIENNALI DEL TESORO (EUR)                                     4.25        02/01/2019         4,619,902
    1,000,000  ITALY BUONI POLIENNALI DEL TESORO (EUR)                                     4.50        02/01/2018         1,455,659

                   Wells Fargo Advantage Master Portfolios 95


Portfolio of Investments--February 28, 2010

DIVERSIFIED FIXED INCOME PORTFOLIO

  PRINCIPAL    SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
-------------  ---------------------------------------------------------------------  -------------  -------------  ---------------
FOREIGN GOVERNMENT BONDS@ (continued)
    1,000,000  ITALY BUONI POLIENNALI DEL TESORO (EUR)                                     4.50%       03/01/2019   $     1,440,694
      800,000  ITALY BUONI POLIENNALI DEL TESORO (EUR)                                     4.50        02/01/2020         1,142,021
    1,900,000  ITALY BUONI POLIENNALI DEL TESORO (EUR)                                     4.75        02/01/2013         2,791,131
    2,000,000  ITALY BUONI POLIENNALI DEL TESORO (EUR)                                     4.75        08/01/2023         2,835,228
    1,317,000  ITALY BUONI POLIENNALI DEL TESORO (EUR)                                     5.00        02/01/2012         1,915,148
    1,400,000  ITALY BUONI POLIENNALI DEL TESORO (EUR)                                     5.00        08/01/2034         1,976,272
    1,400,000  ITALY BUONI POLIENNALI DEL TESORO (EUR)                                     5.00        08/01/2039         1,980,218
    2,000,000  ITALY BUONI POLIENNALI DEL TESORO (EUR)                                     5.25        08/01/2011         2,877,494
    1,000,000  ITALY BUONI POLIENNALI DEL TESORO (EUR)                                     5.25        08/01/2017         1,532,619
    1,700,000  ITALY BUONI POLIENNALI DEL TESORO (EUR)                                     5.25        11/01/2029         2,480,592
    1,475,000  ITALY BUONI POLIENNALI DEL TESORO (EUR)                                     6.00        05/01/2031         2,344,766
    1,500,000  ITALY BUONI POLIENNALI DEL TESORO (EUR)                                     6.50        11/01/2027         2,495,190
      800,000  ITALY BUONI POLIENNALI DEL TESORO (EUR)                                     7.25        11/01/2026         1,425,343
      230,000  ITALY BUONI POLIENNALI DEL TESORO (EUR)                                     9.00        11/01/2023           460,809
  120,000,000  JAPAN GOVERNMENT FIVE YEAR BOND SERIES 54 (JPY)                             1.10        03/20/2011         1,364,247
  550,000,000  JAPAN GOVERNMENT FIVE YEAR BOND SERIES 55 (JPY)                             1.40        03/20/2011         6,271,628
  650,000,000  JAPAN GOVERNMENT FIVE YEAR BOND SERIES 58 (JPY)                             1.50        06/20/2011         7,444,656
  500,000,000  JAPAN GOVERNMENT FIVE YEAR BOND SERIES 60 (JPY)                             1.20        09/20/2011         5,718,290
  500,000,000  JAPAN GOVERNMENT FIVE YEAR BOND SERIES 69 (JPY)                             0.90        12/20/2012         5,732,973
   75,000,000  JAPAN GOVERNMENT FIVE YEAR BOND SERIES 79 (JPY)                             0.70        12/20/2013           854,991
  150,000,000  JAPAN GOVERNMENT FIVE YEAR BOND SERIES 81 (JPY)                             0.80        03/20/2014         1,716,498
   75,000,000  JAPAN GOVERNMENT FIVE YEAR BOND SERIES 82 (JPY)                             0.90        03/20/2014           861,296
  150,000,000  JAPAN GOVERNMENT FIVE YEAR BOND SERIES 83 (JPY)                             0.90        06/20/2014         1,722,080
  500,000,000  JAPAN GOVERNMENT FIVE YEAR BOND SERIES 84 (JPY)                             0.70        06/20/2014         5,692,363
  200,000,000  JAPAN GOVERNMENT FIVE YEAR BOND SERIES 85 (JPY)                             0.70        09/20/2014         2,274,793
  150,000,000  JAPAN GOVERNMENT FIVE YEAR BOND SERIES 86 (JPY)                             0.60        09/20/2014         1,698,499
  150,000,000  JAPAN GOVERNMENT FIVE YEAR BOND SERIES 87 (JPY)                             0.50        12/20/2014         1,688,215
  470,000,000  JAPAN GOVERNMENT TEN YEAR BOND SERIES 236 (JPY)                             1.50        12/20/2011         5,417,895
  400,000,000  JAPAN GOVERNMENT TEN YEAR BOND SERIES 237 (JPY)                             1.50        03/20/2012         4,625,278
  500,000,000  JAPAN GOVERNMENT TEN YEAR BOND SERIES 240 (JPY)                             1.30        06/20/2012         5,771,557
  410,000,000  JAPAN GOVERNMENT TEN YEAR BOND SERIES 243 (JPY)                             1.10        09/20/2012         4,719,419
  570,000,000  JAPAN GOVERNMENT TEN YEAR BOND SERIES 248 (JPY)                             0.70        03/20/2013         6,502,465
  700,000,000  JAPAN GOVERNMENT TEN YEAR BOND SERIES 253 (JPY)                             1.60        09/20/2013         8,236,072
  400,000,000  JAPAN GOVERNMENT TEN YEAR BOND SERIES 256 (JPY)                             1.40        12/20/2013         4,677,049
  500,000,000  JAPAN GOVERNMENT TEN YEAR BOND SERIES 259 (JPY)                             1.50        03/20/2014         5,875,215
  500,000,000  JAPAN GOVERNMENT TEN YEAR BOND SERIES 261 (JPY)                             1.80        06/20/2014         5,953,351
  250,000,000  JAPAN GOVERNMENT TEN YEAR BOND SERIES 264 (JPY)                             1.50        09/20/2014         2,943,438
  350,000,000  JAPAN GOVERNMENT TEN YEAR BOND SERIES 265 (JPY)                             1.50        12/20/2014         4,121,940
  300,000,000  JAPAN GOVERNMENT TEN YEAR BOND SERIES 269 (JPY)                             1.30        03/20/2015         3,501,577
  130,000,000  JAPAN GOVERNMENT TEN YEAR BOND SERIES 273 (JPY)                             1.50        09/20/2015         1,533,719
  500,000,000  JAPAN GOVERNMENT TEN YEAR BOND SERIES 276 (JPY)                             1.60        12/20/2015         5,934,853
  370,000,000  JAPAN GOVERNMENT TEN YEAR BOND SERIES 277 (JPY)                             1.60        03/20/2016         4,392,532
  400,000,000  JAPAN GOVERNMENT TEN YEAR BOND SERIES 280 (JPY)                             1.90        06/20/2016         4,831,038
  480,000,000  JAPAN GOVERNMENT TEN YEAR BOND SERIES 284 (JPY)                             1.70        12/20/2016         5,728,789
  650,000,000  JAPAN GOVERNMENT TEN YEAR BOND SERIES 285 (JPY)                             1.70        03/20/2017         7,754,069
  240,000,000  JAPAN GOVERNMENT TEN YEAR BOND SERIES 289 (JPY)                             1.50        12/20/2017         2,812,410
  200,000,000  JAPAN GOVERNMENT TEN YEAR BOND SERIES 292 (JPY)                             1.70        03/20/2018         2,373,849
  500,000,000  JAPAN GOVERNMENT TEN YEAR BOND SERIES 293 (JPY)                             1.80        06/20/2018         5,967,944
  400,000,000  JAPAN GOVERNMENT TEN YEAR BOND SERIES 296 (JPY)                             1.50        09/20/2018         4,655,420
  300,000,000  JAPAN GOVERNMENT TEN YEAR BOND SERIES 298 (JPY)                             1.30        12/20/2018         3,425,713
  300,000,000  JAPAN GOVERNMENT TEN YEAR BOND SERIES 299 (JPY)                             1.30        03/20/2019         3,420,493
  170,000,000  JAPAN GOVERNMENT TEN YEAR BOND SERIES 301 (JPY)                             1.50        06/20/2019         1,962,249
  150,000,000  JAPAN GOVERNMENT TEN YEAR BOND SERIES 302 (JPY)                             1.40        06/20/2019         1,716,590
  370,000,000  JAPAN GOVERNMENT TEN YEAR BOND SERIES 303 (JPY)                             1.40        09/20/2019         4,198,206
  380,000,000  JAPAN GOVERNMENT TEN YEAR BOND SERIES 304 (JPY)                             1.30        09/20/2019         4,296,419
  350,000,000  JAPAN GOVERNMENT TEN YEAR BOND SERIES 305 (JPY)                             1.30        12/20/2019         3,943,113

                   96 Wells Fargo Advantage Master Portfolios


                                     Portfolio of Investments--February 28, 2010

DIVERSIFIED FIXED INCOME PORTFOLIO

  PRINCIPAL    SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
-------------  ---------------------------------------------------------------------  -------------  -------------  ---------------
FOREIGN GOVERNMENT BONDS@ (continued)
   80,000,000  JAPAN GOVERNMENT TEN YEAR BOND SERIES 64 (JPY)                              1.90%       09/20/2023   $       920,897
  140,000,000  JAPAN GOVERNMENT THIRTY YEAR BOND SERIES 18 (JPY)                           2.30        03/20/2035         1,588,819
  190,000,000  JAPAN GOVERNMENT THIRTY YEAR BOND SERIES 25 (JPY)                           2.30        12/20/2036         2,151,049
   60,000,000  JAPAN GOVERNMENT THIRTY YEAR BOND SERIES 26 (JPY)                           2.40        03/20/2037           692,676
  100,000,000  JAPAN GOVERNMENT THIRTY YEAR BOND SERIES 27 (JPY)                           2.50        09/20/2037         1,179,447
  150,000,000  JAPAN GOVERNMENT THIRTY YEAR BOND SERIES 28 (JPY)                           2.50        03/20/2038         1,765,568
  200,000,000  JAPAN GOVERNMENT THIRTY YEAR BOND SERIES 3 (JPY)                            2.30        05/20/2030         2,303,533
  210,000,000  JAPAN GOVERNMENT THIRTY YEAR BOND SERIES 30 (JPY)                           2.30        03/20/2039         2,371,503
   75,000,000  JAPAN GOVERNMENT THIRTY YEAR BOND SERIES 31 (JPY)                           2.20        09/20/2039           828,483
  250,000,000  JAPAN GOVERNMENT TWENTY YEAR BOND SERIES 100 (JPY)                          2.20        03/20/2028         2,881,380
  200,000,000  JAPAN GOVERNMENT TWENTY YEAR BOND SERIES 105 (JPY)                          2.10        09/20/2028         2,258,464
  230,000,000  JAPAN GOVERNMENT TWENTY YEAR BOND SERIES 110 (JPY)                          2.10        03/20/2029         2,586,417
  280,000,000  JAPAN GOVERNMENT TWENTY YEAR BOND SERIES 112 (JPY)                          2.10        06/20/2029         3,147,837
  200,000,000  JAPAN GOVERNMENT TWENTY YEAR BOND SERIES 113 (JPY)                          2.10        09/20/2029         2,240,711
  200,000,000  JAPAN GOVERNMENT TWENTY YEAR BOND SERIES 114 (JPY)                          2.10        12/20/2029         2,236,455
  300,000,000  JAPAN GOVERNMENT TWENTY YEAR BOND SERIES 30 (JPY)                           3.70        09/21/2015         3,946,321
  600,000,000  JAPAN GOVERNMENT TWENTY YEAR BOND SERIES 41 (JPY)                           1.50        03/20/2019         6,945,014
  300,000,000  JAPAN GOVERNMENT TWENTY YEAR BOND SERIES 50 (JPY)                           1.90        03/22/2021         3,526,189
  135,000,000  JAPAN GOVERNMENT TWENTY YEAR BOND SERIES 70 (JPY)                           2.40        06/20/2024         1,637,208
  230,000,000  JAPAN GOVERNMENT TWENTY YEAR BOND SERIES 73 (JPY)                           2.00        12/20/2024         2,647,836
  150,000,000  JAPAN GOVERNMENT TWENTY YEAR BOND SERIES 84 (JPY)                           2.00        12/20/2025         1,704,564
  150,000,000  JAPAN GOVERNMENT TWENTY YEAR BOND SERIES 90 (JPY)                           2.20        09/20/2026         1,744,761
  230,000,000  JAPAN GOVERNMENT TWENTY YEAR BOND SERIES 92 (JPY)                           2.10        12/20/2026         2,629,272
  520,000,000  JAPAN GOVERNMENT TWENTY YEAR BOND SERIES 93 (JPY)                           2.00        03/20/2027         5,880,890
  200,000,000  JAPAN GOVERNMENT TWENTY YEAR BOND SERIES 99 (JPY)                           2.10        12/20/2027         2,272,841
  400,000,000  JAPAN GOVERNMENT TWO YEAR BOND (JPY)                                        0.20        01/15/2012         4,505,847
  500,000,000  JAPAN GOVERNMENT TWO YEAR BOND (JPY)                                        0.30        07/15/2011         5,639,468
  300,000,000  JAPAN GOVERNMENT TWO YEAR BOND (JPY)                                        0.30        11/15/2011         3,385,058
  300,000,000  JAPAN GOVERNMENT TWO YEAR BOND (JPY)                                        0.30        12/15/2011         3,385,376
  500,000,000  JAPAN GOVERNMENT TWO YEAR BOND (JPY)                                        0.40        04/15/2011         5,643,925
  400,000,000  JAPAN GOVERNMENT TWO YEAR BOND (JPY)                                        1.50        06/20/2012         4,637,902
   60,000,000  JAPAN GOVERNMENT TWO YEAR BOND SERIES 17 (JPY)                              2.40        12/20/2034           695,283
  200,000,000  JAPAN GOVERNMENT TWO YEAR BOND SERIES 67 (JPY)                              1.30        09/20/2012         2,313,602
    1,000,000  NETHERLANDS GOVERNMENT BOND (EUR)                                           2.50        01/15/2012         1,401,301
    2,200,000  NETHERLANDS GOVERNMENT BOND (EUR)                                           2.75        01/15/2015         3,062,646
    1,500,000  NETHERLANDS GOVERNMENT BOND (EUR)                                           3.75        07/15/2014         2,188,104
      500,000  NETHERLANDS GOVERNMENT BOND (EUR)                                           3.75        01/15/2023           691,609
      850,000  NETHERLANDS GOVERNMENT BOND (EUR)                                           4.00        07/15/2016         1,245,585
    1,000,000  NETHERLANDS GOVERNMENT BOND (EUR)                                           4.00        07/15/2018         1,448,986
      500,000  NETHERLANDS GOVERNMENT BOND (EUR)                                           4.00        07/15/2019           721,321
      453,000  NETHERLANDS GOVERNMENT BOND (EUR)                                           4.00        01/15/2037           621,478
    1,000,000  NETHERLANDS GOVERNMENT BOND (EUR)                                           4.25        07/15/2013         1,478,276
      410,000  NETHERLANDS GOVERNMENT BOND (EUR)                                           5.50        01/15/2028           674,588
       85,000  NETHERLANDS GOVERNMENT BOND (EUR)                                           7.50        01/15/2023           162,657
    1,000,000  SPAIN GOVERNMENT BOND (EUR)                                                 2.75        04/30/2012         1,395,256
      350,000  SPAIN GOVERNMENT BOND (EUR)                                                 4.20        01/31/2037           440,934
      752,000  SPAIN GOVERNMENT BOND (EUR)                                                 4.40        01/31/2015         1,097,021
    2,000,000  SPAIN GOVERNMENT BOND (EUR)                                                 4.75        07/30/2014         2,960,582
      800,000  SPAIN GOVERNMENT BOND (EUR)                                                 4.90        07/30/2040         1,128,405
    1,050,000  SPAIN GOVERNMENT BOND (EUR)                                                 5.00        07/30/2012         1,539,808
    2,000,000  SPAIN GOVERNMENT BOND (EUR)                                                 5.35        10/31/2011         2,904,509
    1,100,000  SPAIN GOVERNMENT BOND (EUR)                                                 5.50        07/30/2017         1,697,174
    1,250,000  SPAIN GOVERNMENT BOND (EUR)                                                 5.75        07/30/2032         1,958,666
      500,000  SPAIN GOVERNMENT BOND (EUR)                                                 6.00        01/31/2029           802,904
      650,000  SPAIN GOVERNMENT BOND (EUR)                                                 6.15        01/31/2013           989,334
    5,300,000  SWEDEN GOVERNMENT BOND SERIES 1041 (SEK)                                    6.75        05/05/2014           876,554
    1,520,000  SWEDEN GOVERNMENT BOND SERIES 1045 (SEK)                                    5.25        03/15/2011           223,679

                   Wells Fargo Advantage Master Portfolios 97


Portfolio of Investments--February 28, 2010

DIVERSIFIED FIXED INCOME PORTFOLIO

  PRINCIPAL    SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
-------------  ---------------------------------------------------------------------  -------------  -------------  ---------------
FOREIGN GOVERNMENT BONDS@ (continued)
    1,640,000  SWEDEN GOVERNMENT BOND SERIES 1047 (SEK)                                    5.00%       12/01/2020   $       267,590
    3,500,000  SWEDEN GOVERNMENT BOND SERIES 1050 (SEK)                                    3.00        07/12/2016           498,634
    2,000,000  SWEDEN GOVERNMENT BOND SERIES 1051 (SEK)                                    3.75        08/12/2017           295,509
    9,000,000  SWEDEN GOVERNMENT BOND SERIES 1052 (SEK)                                    4.25        03/12/2019         1,377,127
    1,000,000  SWEDEN GOVERNMENT BOND SERIES 1053 (SEK)                                    3.50        03/30/2039           135,910
    1,500,000  UNITED KINGDOM GILT (GBP)                                                   2.25        03/07/2014         2,278,279
    1,200,000  UNITED KINGDOM GILT (GBP)                                                   2.75        01/22/2015         1,830,509
    1,500,000  UNITED KINGDOM GILT (GBP)                                                   3.25        12/07/2011         2,379,693
    1,000,000  UNITED KINGDOM GILT (GBP)                                                   3.75        09/07/2019         1,491,299
    1,000,000  UNITED KINGDOM GILT (GBP)                                                   4.00        09/07/2016         1,589,817
      800,000  UNITED KINGDOM GILT (GBP)                                                   4.00        03/07/2022         1,188,551
      500,000  UNITED KINGDOM GILT (GBP)                                                   4.00        01/22/2060           690,696
    1,000,000  UNITED KINGDOM GILT (GBP)                                                   4.25        03/07/2011         1,580,653
    1,400,000  UNITED KINGDOM GILT (GBP)                                                   4.25        12/07/2027         2,064,807
    1,050,000  UNITED KINGDOM GILT (GBP)                                                   4.25        06/07/2032         1,528,512
    1,300,000  UNITED KINGDOM GILT (GBP)                                                   4.25        03/07/2036         1,878,568
      500,000  UNITED KINGDOM GILT (GBP)                                                   4.25        09/07/2039           721,985
    1,600,000  UNITED KINGDOM GILT (GBP)                                                   4.25        12/07/2046         2,324,404
      600,000  UNITED KINGDOM GILT (GBP)                                                   4.25        12/07/2049           871,606
      575,000  UNITED KINGDOM GILT (GBP)                                                   4.25        12/07/2055           839,103
    1,400,000  UNITED KINGDOM GILT (GBP)                                                   4.50        03/07/2013         2,301,910
    1,500,000  UNITED KINGDOM GILT (GBP)                                                   4.50        03/07/2019         2,386,463
      600,000  UNITED KINGDOM GILT (GBP)                                                   4.50        09/07/2034           899,116
      500,000  UNITED KINGDOM GILT (GBP)                                                   4.50        12/07/2042           756,491
    1,275,000  UNITED KINGDOM GILT (GBP)                                                   4.75        09/07/2015         2,131,843
      600,000  UNITED KINGDOM GILT (GBP)                                                   4.75        03/07/2020           967,165
      750,000  UNITED KINGDOM GILT (GBP)                                                   4.75        12/07/2030         1,167,272
    1,100,000  UNITED KINGDOM GILT (GBP)                                                   4.75        12/07/2038         1,726,004
    1,000,000  UNITED KINGDOM GILT (GBP)                                                   5.00        03/07/2012         1,641,492
    1,585,000  UNITED KINGDOM GILT (GBP)                                                   5.00        09/07/2014         2,672,553
    2,000,000  UNITED KINGDOM GILT (GBP)                                                   5.00        03/07/2018         3,324,307
      800,000  UNITED KINGDOM GILT (GBP)                                                   5.00        03/07/2025         1,289,651
    1,000,000  UNITED KINGDOM GILT (GBP)                                                   5.25        06/07/2012         1,656,466
    1,500,000  UNITED KINGDOM GILT (GBP)                                                   6.00        12/07/2028         2,724,855
      100,000  UNITED KINGDOM GILT (GBP)                                                   8.00        12/07/2015           193,317
    1,600,000  UNITED KINGDOM GILT (GBP)                                                   8.00        06/07/2021         3,299,934
      200,000  UNITED KINGDOM GILT (GBP)                                                   8.75        08/25/2017           409,000
      300,000  UNITED KINGDOM GILT (GBP)                                                   9.00        07/12/2011           508,188
TOTAL FOREIGN GOVERNMENT BONDS (COST $554,966,892)                                                                      574,257,736
                                                                                                                    ---------------
MUNICIPAL BONDS & NOTES: 0.00%
NEVADA: 0.00%
$      50,000  COUNTY OF CLARK NV BUILD AMERICA BONDS SERIES B (AIRPORT REVENUE)           6.88        07/01/2042            50,512
                                                                                                                    ---------------
TOTAL MUNICIPAL BONDS & NOTES (COST $50,000)                                                                                 50,512
                                                                                                                    ---------------
AGENCY NOTES - INTEREST BEARING: 3.77%
FEDERAL FARM CREDIT BANK: 0.32%
      250,000  FFCB                                                                        1.13        10/03/2011           250,919
      300,000  FFCB                                                                        1.75        02/21/2013           302,394
      250,000  FFCB                                                                        1.88        12/07/2012           253,297
    2,600,000  FFCB                                                                        2.63        04/17/2014         2,640,789
    3,000,000  FFCB                                                                        2.75        06/02/2014         3,000,822
    1,000,000  FFCB                                                                        2.97        12/02/2014         1,000,290
                                                                                                                          7,448,511
                                                                                                                    ---------------

                   98 Wells Fargo Advantage Master Portfolios


                                     Portfolio of Investments--February 28, 2010

DIVERSIFIED FIXED INCOME PORTFOLIO

  PRINCIPAL    SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
-------------  ---------------------------------------------------------------------  -------------  -------------  ---------------
FEDERAL HOME LOAN BANK: 0.55%
$     750,000  FHLB                                                                        1.63%       11/21/2012   $       754,466
      500,000  FHLB                                                                        1.63        03/20/2013           500,460
    2,500,000  FHLB                                                                        1.75        08/22/2012         2,530,340
      250,000  FHLB                                                                        1.88        11/19/2012           250,143
      500,000  FHLB                                                                        2.00        09/24/2012           500,431
      200,000  FHLB                                                                        2.00        12/28/2012           200,510
      250,000  FHLB                                                                        2.50        10/15/2013           250,893
    1,500,000  FHLB                                                                        3.38        02/27/2013         1,579,115
    1,000,000  FHLB                                                                        4.88        09/08/2017         1,068,183
    1,000,000  FHLB                                                                        5.00        11/17/2017         1,101,914
      100,000  FHLB                                                                        5.13        08/14/2013           111,190
    1,200,000  FHLB                                                                        5.38        08/19/2011         1,279,379
      100,000  FHLB                                                                        5.38        09/30/2022           111,317
      800,000  FHLB SERIES 363                                                             4.50        11/15/2012           865,798
      400,000  FHLB SERIES 467                                                             5.25        06/18/2014           449,636
    1,250,000  FHLB SERIES 656<<                                                           5.38        05/18/2016         1,409,436
                                                                                                                         12,963,211
                                                                                                                    ---------------
FEDERAL HOME LOAN MORTGAGE CORPORATION: 1.32%
      150,000  FHLMC                                                                       1.13        04/25/2012           150,561
      600,000  FHLMC                                                                       1.38        05/16/2011           605,968
    2,500,000  FHLMC                                                                       1.63        07/27/2011         2,533,468
      300,000  FHLMC                                                                       1.88        06/20/2012           305,042
      600,000  FHLMC                                                                       2.00        04/27/2012           608,859
      250,000  FHLMC                                                                       2.00        06/15/2012           251,096
    2,000,000  FHLMC                                                                       2.50        03/23/2012         2,002,276
      500,000  FHLMC                                                                       2.50        04/08/2013           504,759
      800,000  FHLMC                                                                       2.50        01/07/2014           814,534
    1,250,000  FHLMC                                                                       2.50        04/23/2014         1,268,515
      750,000  FHLMC                                                                       2.88        02/09/2015           761,909
    1,000,000  FHLMC<<                                                                     3.00        07/28/2014         1,029,819
      250,000  FHLMC                                                                       3.00        12/30/2014           250,483
      200,000  FHLMC                                                                       3.00        12/30/2014           201,494
      250,000  FHLMC                                                                       3.15        01/22/2015           251,988
    3,000,000  FHLMC                                                                       3.63        09/16/2011         3,136,959
    2,000,000  FHLMC                                                                       3.75        06/28/2013         2,134,808
      900,000  FHLMC                                                                       3.75        03/27/2019           899,602
    2,000,000  FHLMC                                                                       4.75        11/17/2015         2,203,334
    1,700,000  FHLMC                                                                       4.88        06/13/2018         1,847,276
    1,000,000  FHLMC                                                                       5.13        04/18/2011         1,052,089
    1,200,000  FHLMC                                                                       5.13        07/15/2012         1,312,783
      650,000  FHLMC                                                                       5.25        04/18/2016           729,028
    1,500,000  FHLMC<<                                                                     5.50        08/13/2014         1,699,548
      650,000  FHLMC                                                                       5.50        07/18/2016           739,100
      250,000  FHLMC                                                                       5.50        07/15/2036           269,578
      150,000  FHLMC                                                                       5.55        10/04/2016           160,077
    1,000,000  FHLMC                                                                       6.00        06/15/2011         1,070,631
    1,000,000  FHLMC                                                                       6.00        04/16/2037         1,018,267
      200,000  FHLMC                                                                       6.25        07/15/2032           236,620
      300,000  FHLMC                                                                       6.75        03/15/2031           372,786
      450,000  FHMLC                                                                       1.75        06/15/2012           457,166
                                                                                                                         30,880,423
                                                                                                                    ---------------

                   Wells Fargo Advantage Master Portfolios 99


Portfolio of Investments--February 28, 2010

DIVERSIFIED FIXED INCOME PORTFOLIO

  PRINCIPAL    SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
-------------  ---------------------------------------------------------------------  -------------  -------------  ---------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION: 1.58%
$   2,000,000  FNMA<<                                                                      0.88%       01/12/2012   $     2,001,282
      500,000  FNMA                                                                        1.00        04/04/2012           499,795
    3,325,000  FNMA                                                                        1.38        04/28/2011         3,358,174
      500,000  FNMA                                                                        1.75        04/15/2011           500,637
    3,000,000  FNMA<<                                                                      1.75        08/10/2012         3,037,017
      200,000  FNMA                                                                        1.75        12/28/2012           201,543
      350,000  FNMA                                                                        1.88        04/20/2012           356,766
      750,000  FNMA                                                                        2.00        04/01/2011           751,057
      500,000  FNMA                                                                        2.13        01/25/2013           503,370
      250,000  FNMA                                                                        2.15        04/13/2012           250,548
    2,500,000  FNMA                                                                        2.50        05/15/2014         2,537,885
      250,000  FNMA                                                                        3.00        03/09/2015           249,875
      100,000  FNMA                                                                        3.13        01/21/2015           100,647
    1,000,000  FNMA                                                                        3.63        08/15/2011         1,043,247
      500,000  FNMA                                                                        4.00        01/20/2017           508,584
    1,500,000  FNMA                                                                        4.38        09/15/2012         1,616,655
    3,500,000  FNMA                                                                        4.38        03/15/2013         3,791,001
      950,000  FNMA                                                                        4.88        12/15/2016         1,044,402
      500,000  FNMA                                                                        5.00        02/13/2017           552,786
    1,200,000  FNMA<<                                                                      5.00        05/11/2017         1,324,710
      250,000  FNMA                                                                        5.00        05/20/2024           250,234
    2,000,000  FNMA                                                                        5.00        06/18/2024         2,018,192
    4,000,000  FNMA                                                                        5.13        04/15/2011         4,210,660
    1,200,000  FNMA                                                                        5.25        08/01/2012         1,304,628
    1,000,000  FNMA                                                                        5.38        04/11/2022         1,059,327
      200,000  FNMA                                                                        5.45        10/18/2021           220,867
       75,000  FNMA                                                                        5.63        11/15/2021            80,437
      150,000  FNMA                                                                        5.63        07/15/2037           161,684
      200,000  FNMA                                                                        6.21        08/06/2038           232,640
    1,300,000  FNMA                                                                        6.63        11/15/2030         1,593,977
    1,300,000  FNMA                                                                        7.25        05/15/2030         1,694,450
                                                                                                                         37,057,077
                                                                                                                    ---------------
TOTAL AGENCY NOTES - INTEREST BEARING (COST $86,077,964)                                                                 88,349,222
                                                                                                                    ---------------
AGENCY SECURITIES: 26.00%
FEDERAL HOME LOAN MORTGAGE CORPORATION: 9.03%
      400,000  FHLMC                                                                       1.13        12/15/2011           401,779
      150,000  FHLMC                                                                       2.00        09/25/2012           150,147
      500,000  FHLMC                                                                       2.00        10/01/2012           500,613
    1,000,000  FHLMC                                                                       2.00        11/05/2012         1,002,527
    4,000,000  FHLMC                                                                       2.13        03/23/2012         4,097,556
    1,000,000  FHLMC%%                                                                     4.00        12/15/2039           983,594
    7,500,000  FHLMC%%                                                                     4.00        12/15/2024         7,659,375
    2,500,000  FHLMC%%                                                                     4.50        08/15/2024         2,600,781
      800,000  FHLMC                                                                       4.88        11/15/2013           886,014
    2,000,000  FHLMC%%                                                                     5.00        06/15/2039         2,078,750
    2,000,000  FHLMC                                                                       5.50        08/23/2017         2,276,418
    3,500,000  FHLMC%%                                                                     5.50        03/15/2039         3,700,704
    8,500,000  FHLMC%%                                                                     6.00        09/15/2038         9,096,326
    2,283,502  FHLMC #A77194                                                               5.50        05/01/2038         2,417,198
    1,991,185  FHLMC #A85718                                                               4.00        04/01/2039         1,960,962

                   100 Wells Fargo Advantage Master Portfolios


                                     Portfolio of Investments--February 28, 2010

DIVERSIFIED FIXED INCOME PORTFOLIO

  PRINCIPAL    SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
-------------  ---------------------------------------------------------------------  -------------  -------------  ---------------
FEDERAL HOME LOAN MORTGAGE CORPORATION (continued)
$   3,628,563  FHLMC #G04162                                                               5.50%       04/01/2038   $     3,841,011
      201,214  FHLMC #G05411                                                               6.50        01/01/2039           217,635
    2,107,814  FHLMC #G05669                                                               6.50        04/01/2039         2,279,827
    3,968,512  FHLMC #G05680                                                               6.50        04/01/2039         4,292,371
      986,765  FHLMC #G08368                                                               4.50        10/01/2039         1,000,895
       88,222  FHLMC #G13232                                                               5.00        06/01/2023            93,269
       20,626  FHLMC #J09641                                                               5.00        04/01/2024            21,804
       58,434  FHLMC #J10539                                                               5.00        08/01/2024            61,771
    1,949,794  FHLMC #J10575                                                               4.50        08/01/2024         2,032,559
      942,622  FHLMC #J10903                                                               5.00        10/01/2024           996,452
    2,527,499  FHLMC #1J1139+/-                                                            4.73        06/01/2038         2,645,775
      700,425  FHLMC #1J1368+/-                                                            5.80        10/01/2036           729,818
    2,564,540  FHLMC #1Q0612+/-                                                            5.52        08/01/2038         2,716,158
      468,254  FHLMC #783191+/-                                                            5.65        04/01/2037           495,413
    5,219,319  FHLMC #A11964                                                               5.00        08/01/2033         5,448,829
    1,115,157  FHLMC #A15183                                                               6.00        11/01/2033         1,207,729
      764,587  FHLMC #A15966                                                               5.00        11/01/2033           798,209
    1,149,692  FHLMC #A16693                                                               5.50        12/01/2033         1,220,123
      835,571  FHLMC #A19717                                                               5.00        03/01/2034           871,531
    1,673,778  FHLMC #A24888                                                               6.00        07/01/2034         1,808,539
    1,761,856  FHLMC #A29757                                                               5.50        01/01/2035         1,867,036
    1,423,790  FHLMC #A35253                                                               5.50        06/01/2035         1,508,789
    2,670,125  FHLMC #A35743                                                               5.00        07/01/2035         2,782,532
      943,176  FHLMC #A36541                                                               5.00        08/01/2035           982,882
    1,051,811  FHLMC #A41694                                                               5.50        01/01/2036         1,114,603
    2,669,561  FHLMC #A43030                                                               6.00        02/01/2036         2,863,640
    2,369,385  FHLMC #A47041                                                               5.00        09/01/2035         2,469,132
      576,383  FHLMC #A54804                                                               6.50        06/01/2036           624,140
      639,417  FHLMC #A55537                                                               5.00        12/01/2036           665,636
    1,272,776  FHLMC #A56988                                                               5.50        02/01/2037         1,347,296
    1,966,071  FHLMC #A58420                                                               5.50        03/01/2037         2,081,182
      872,878  FHLMC #A75076                                                               6.50        03/01/2038           943,653
      678,741  FHLMC #A80659                                                               5.00        02/01/2037           706,573
    1,057,757  FHLMC #A80882                                                               6.00        08/01/2038         1,133,110
    2,072,874  FHLMC #A80985                                                               6.00        08/01/2038         2,220,542
      717,853  FHLMC #A81606                                                               6.00        09/01/2038           768,991
    1,961,781  FHLMC #A86314                                                               4.00        05/01/2039         1,932,004
      492,371  FHLMC #A86755                                                               4.00        06/01/2039           484,898
    7,843,122  FHLMC #A86951                                                               4.50        06/01/2039         7,955,430
    2,958,763  FHLMC #A87994                                                               5.00        08/01/2039         3,079,624
   19,538,071  FHLMC #A87997                                                               5.00        08/01/2039        20,336,166
    4,975,497  FHLMC #A88483                                                               5.00        09/01/2039         5,178,737
    4,953,894  FHLMC #A88958                                                               4.50        09/01/2039         5,024,830
      544,553  FHLMC #C03063                                                               6.50        10/01/2037           588,993
    3,300,821  FHLMC #E01425                                                               4.50        08/01/2018         3,470,729
        3,126  FHLMC #E63170                                                               6.00        03/01/2011             3,359
      308,427  FHLMC #E95352                                                               4.50        04/01/2018           325,856
    1,299,400  FHLMC #G01740                                                               5.50        12/01/2034         1,378,191
      927,756  FHLMC #G02074                                                               5.50        02/01/2036           983,142
      395,688  FHLMC #G02184                                                               5.00        04/01/2036           412,346
      977,985  FHLMC #G02386                                                               6.00        11/01/2036         1,049,086
      393,388  FHLMC #G02422                                                               6.00        12/01/2036           421,988
    1,531,920  FHLMC #G02478                                                               5.50        12/01/2036         1,621,938
      694,348  FHLMC #G03303                                                               4.50        09/01/2035           707,328
    3,644,769  FHLMC #G03616                                                               6.00        12/01/2037         3,905,191
      739,383  FHLMC #G04173                                                               6.50        12/01/2037           799,721

                   Wells Fargo Advantage Master Portfolios 101


Portfolio of Investments--February 28, 2010

DIVERSIFIED FIXED INCOME PORTFOLIO

  PRINCIPAL    SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
-------------  ---------------------------------------------------------------------  -------------  -------------  ---------------
FEDERAL HOME LOAN MORTGAGE CORPORATION (continued)
$   1,580,684  FHLMC #G04378                                                               6.50%       03/01/2038   $     1,709,679
    2,086,677  FHLMC #G04385                                                               5.50        07/01/2038         2,208,850
    2,787,307  FHLMC #G04448                                                               5.50        07/01/2038         2,950,500
      227,118  FHLMC #G05204                                                               6.00        01/01/2036           245,972
    4,756,199  FHLMC #G05633                                                               5.50        08/01/2039         5,034,668
   14,971,619  FHLMC #G05792                                                               4.50        02/01/2040        15,186,001
      406,595  FHLMC #G08190                                                               4.50        01/01/2037           412,457
      301,614  FHLMC #G08192                                                               5.50        04/01/2037           319,273
      688,110  FHLMC #G11950                                                               4.50        10/01/2018           726,995
    4,002,334  FHLMC #G12491                                                               5.00        01/01/2022         4,244,652
      240,872  FHLMC #G12697                                                               5.50        05/01/2022           257,129
       32,782  FHLMC #G12741                                                               6.00        08/01/2022            35,283
      583,376  FHLMC #G13032                                                               6.00        09/01/2022           627,885
    1,232,491  FHLMC #G13151                                                               6.00        03/01/2023         1,326,526
      410,481  FHLMC #G13223                                                               4.00        05/01/2023           420,092
    7,500,000  FHLMC #G13300                                                               4.50        05/01/2023         7,827,734
    4,001,272  FHLMC #G13727                                                               5.50        11/01/2017         4,290,925
      441,559  FHLMC #G18274                                                               6.00        09/01/2023           474,465
      610,779  FHLMC #G18280                                                               5.50        11/01/2023           652,001
      958,567  FHLMC #G18320                                                               4.00        08/01/2024           980,712
        7,382  FHLMC #J02886                                                               6.00        06/01/2021             7,954
      583,315  FHLMC #J04533                                                               6.00        03/01/2022           627,090
       12,664  FHLMC #J04871                                                               6.00        05/01/2022            13,614
      400,198  FHLMC #J05191                                                               6.00        07/01/2022           430,231
       19,781  FHLMC #J05194                                                               5.00        07/01/2022            20,923
      170,660  FHLMC #J05195                                                               5.00        07/01/2022           180,993
      595,789  FHLMC #J05228                                                               5.00        07/01/2022           630,185
      263,147  FHLMC #J05243                                                               5.00        07/01/2022           278,338
      234,607  FHLMC #J05408                                                               5.00        08/01/2022           248,151
      398,799  FHLMC #J05455                                                               5.00        09/01/2022           421,822
      454,662  FHLMC #J08096                                                               5.00        06/01/2023           480,672
       53,224  FHLMC #J08112                                                               5.00        06/01/2023            56,269
       48,202  FHLMC #J08719                                                               5.00        10/01/2023            50,959
    1,995,382  FHLMC #Z40003                                                               6.00        11/01/2036         2,129,971
                                                                                                                        211,840,727
                                                                                                                    ---------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION: 13.22%
      390,000  FNMA                                                                        1.00        11/23/2011           391,835
      500,000  FNMA                                                                        1.50        04/26/2012           500,750
      500,000  FNMA                                                                        1.88        10/29/2012           502,187
      300,000  FNMA                                                                        2.00        09/28/2012           302,312
      500,000  FNMA                                                                        2.17        03/21/2013           503,109
      700,000  FNMA<<                                                                      2.63        11/20/2014           706,658
      500,000  FNMA                                                                        3.00        09/15/2014           505,109
    2,500,000  FNMA                                                                        3.00        09/16/2014         2,569,860
      500,000  FNMA                                                                        3.00        10/29/2014           504,149
    5,500,000  FNMA%%                                                                      4.00        01/25/2025         5,614,296
      300,000  FNMA                                                                        4.01        06/01/2017           224,676
   10,000,000  FNMA%%                                                                      4.50        12/25/2039        10,111,320
      600,000  FNMA                                                                        4.63        10/15/2013           659,068
    1,500,000  FNMA                                                                        5.00        10/15/2011         1,603,781
   22,000,000  FNMA%%                                                                      5.00        06/25/2039        22,818,136
    1,500,000  FNMA                                                                        5.38        06/12/2017         1,690,877
    2,500,000  FNMA%%                                                                      5.50        04/25/2039         2,632,813
      200,000  FNMA                                                                        5.59        10/09/2019           117,671

                   102 Wells Fargo Advantage Master Portfolios


                                     Portfolio of Investments--February 28, 2010

DIVERSIFIED FIXED INCOME PORTFOLIO

  PRINCIPAL    SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
-------------  ---------------------------------------------------------------------  -------------  -------------  ---------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (continued)
$   1,000,000  FNMA                                                                        6.00%       05/15/2011   $     1,066,400
      700,000  FNMA                                                                        6.13        03/15/2012           773,342
      500,000  FNMA                                                                        7.13        01/15/2030           644,747
      296,257  FNMA #830177                                                                6.00        11/01/2038           314,601
      340,786  FNMA #884631                                                                6.50        06/01/2036           364,763
      456,135  FNMA #888890                                                                6.50        10/01/2037           488,227
      334,052  FNMA #899953                                                                6.00        12/01/2037           354,788
      102,731  FNMA #900959                                                                6.50        09/01/2036           109,959
      193,493  FNMA #922123                                                                6.50        04/01/2037           206,804
      953,727  FNMA #930324                                                                6.00        12/01/2038         1,012,781
    2,189,161  FNMA #931227                                                                4.50        05/01/2039         2,219,482
    1,879,759  FNMA #931409                                                                4.00        06/01/2024         1,922,303
    6,339,737  FNMA #933559                                                                5.50        02/01/2038         6,684,175
      444,377  FNMA #934568                                                                6.00        09/01/2038           471,892
      358,864  FNMA #934699                                                                6.00        12/01/2038           381,084
       12,018  FNMA #937055                                                                6.50        05/01/2037            12,845
      443,653  FNMA #945909                                                                6.00        08/01/2037           471,193
      336,862  FNMA #946008                                                                6.00        09/01/2037           357,772
      395,860  FNMA #946045                                                                6.00        09/01/2037           420,433
      889,729  FNMA #947654                                                                6.00        10/01/2037           944,960
      315,278  FNMA #947992                                                                6.00        11/01/2037           334,849
      311,891  FNMA #948007                                                                6.50        10/01/2037           333,348
      368,036  FNMA #949473                                                                6.00        09/01/2037           390,882
      305,173  FNMA #950929                                                                6.00        11/01/2037           324,117
      535,041  FNMA #953436                                                                6.50        11/01/2037           571,849
    6,618,123  FNMA #955488                                                                6.50        10/01/2037         7,073,415
    2,831,391  FNMA #963318                                                                5.00        05/01/2023         2,988,417
      399,126  FNMA #964657                                                                6.00        08/01/2038           423,840
      197,461  FNMA #964796                                                                6.00        08/01/2038           209,688
      392,533  FNMA #965105                                                                6.00        09/01/2038           416,838
      331,764  FNMA #965649                                                                6.00        01/01/2038           352,358
      352,397  FNMA #968280                                                                6.00        02/01/2038           374,218
      391,378  FNMA #969628                                                                6.00        01/01/2038           415,673
      390,822  FNMA #969862                                                                6.00        05/01/2038           415,022
      438,804  FNMA #970535                                                                5.50        10/01/2023           468,145
       91,157  FNMA #971075                                                                5.50        02/01/2024            97,252
      225,747  FNMA #972134                                                                6.50        01/01/2038           241,229
    1,540,488  FNMA #975365                                                                5.00        06/01/2023         1,625,922
      427,912  FNMA #983111                                                                5.50        09/01/2023           456,525
    1,622,206  FNMA #985815                                                                6.00        07/01/2038         1,722,653
      354,209  FNMA #986250                                                                6.00        07/01/2038           376,142
      141,894  FNMA #987283                                                                6.50        07/01/2038           151,625
      269,639  FNMA #988044                                                                6.00        08/01/2038           286,335
      266,177  FNMA #988220                                                                6.50        09/01/2038           284,905
      568,757  FNMA #988714                                                                6.00        10/01/2038           603,974
       22,334  FNMA #988953                                                                5.50        08/01/2023            23,827
      474,701  FNMA #990051                                                                6.00        09/01/2038           504,094
      896,876  FNMA #990080                                                                6.00        08/01/2038           952,411
      333,613  FNMA #990285                                                                6.00        10/01/2038           354,270
      532,891  FNMA #990380                                                                6.50        09/01/2038           569,437
    1,020,027  FNMA #990543                                                                6.00        09/01/2038         1,083,186
      304,047  FNMA #990741                                                                6.00        09/01/2038           322,874
      262,138  FNMA #991859                                                                6.00        10/01/2038           278,370
    5,290,001  FNMA #992235                                                                6.00        11/01/2038         5,617,556
      322,055  FNMA #992312                                                                6.00        10/01/2038           341,997
      635,048  FNMA #992490                                                                5.50        11/01/2023           677,511

                   Wells Fargo Advantage Master Portfolios 103


Portfolio of Investments--February 28, 2010

DIVERSIFIED FIXED INCOME PORTFOLIO

  PRINCIPAL    SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
-------------  ---------------------------------------------------------------------  -------------  -------------  ---------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (continued)
$     439,283  FNMA #992940                                                                6.00%       11/01/2038   $       466,484
      385,944  FNMA #993091                                                                6.00        01/01/2039           409,842
      302,266  FNMA #993164                                                                6.00        11/01/2038           320,982
       33,481  FNMA #994282                                                                5.50        11/01/2023            35,720
      331,004  FNMA #994339                                                                6.00        01/01/2039           351,447
   17,520,173  FNMA #995119                                                                5.50        11/01/2038        18,472,043
    6,563,147  FNMA #995901                                                                4.50        07/01/2024         6,842,765
      360,721  FNMA #AA0731                                                                6.50        02/01/2039           385,424
      369,221  FNMA #AA0781                                                                6.00        04/01/2039           392,025
    4,452,619  FNMA #AA4662                                                                4.50        05/01/2039         4,514,290
    5,945,351  FNMA #AC1258                                                                4.00        08/01/2039         5,862,541
    3,939,230  FNMA #AC2968                                                                4.50        09/01/2039         3,993,791
   11,307,613  FNMA #735141                                                                5.50        01/01/2035        11,957,927
      391,543  FNMA #892546                                                                6.00        09/01/2021           421,394
      439,568  FNMA #190360                                                                5.00        08/01/2035           457,180
    4,880,553  FNMA #190396                                                                4.50        06/01/2039         4,948,151
      856,852  FNMA #254950                                                                5.50        11/01/2033           907,068
      470,968  FNMA #255407                                                                5.00        09/01/2024           492,715
      464,557  FNMA #255857                                                                5.50        08/01/2025           492,258
      451,525  FNMA #256702                                                                4.50        03/01/2022           471,891
      213,988  FNMA #256758                                                                4.50        05/01/2022           223,372
      374,304  FNMA #256851                                                                7.00        08/01/2037           402,614
       76,034  FNMA #323099                                                                6.00        04/01/2013            81,760
       37,227  FNMA #323250                                                                6.00        08/01/2013            39,162
      214,858  FNMA #535733                                                                6.50        08/01/2015           232,080
      709,158  FNMA #545414                                                                5.50        01/01/2017           760,937
      573,890  FNMA #725690                                                                6.00        08/01/2034           615,791
      390,577  FNMA #725773                                                                5.50        09/01/2034           413,039
      989,965  FNMA #729333                                                                5.50        07/01/2033         1,047,982
      644,631  FNMA #745627+/-                                                             5.50        04/01/2036           670,632
      138,153  FNMA #753669                                                                6.00        11/01/2033           148,413
    1,372,909  FNMA #767097                                                                4.00        06/01/2019         1,430,582
      777,827  FNMA #775199+/-                                                             4.25        05/01/2034           811,571
      729,210  FNMA #776966                                                                5.00        04/01/2034           759,567
    2,120,564  FNMA #777075                                                                5.00        04/01/2034         2,209,836
      441,148  FNMA #779510                                                                5.00        06/01/2019           469,154
    2,230,078  FNMA #793607                                                                5.00        09/01/2019         2,371,651
      550,659  FNMA #793675                                                                6.00        09/01/2034           590,865
      563,128  FNMA #794514                                                                5.00        10/01/2019           598,878
      408,198  FNMA #795047                                                                5.50        10/01/2034           431,674
      462,663  FNMA #796334                                                                6.00        10/01/2034           496,443
      621,367  FNMA #804666                                                                6.00        11/01/2034           666,735
    1,802,322  FNMA #805412                                                                5.50        01/01/2035         1,902,878
      551,221  FNMA #811460                                                                5.00        06/01/2020           585,526
      364,597  FNMA #812338                                                                6.00        03/01/2035           389,394
       81,273  FNMA #821030                                                                4.50        05/01/2035            82,907
      159,939  FNMA #822651                                                                4.50        04/01/2035           163,154
    2,304,460  FNMA #824601                                                                5.50        12/01/2034         2,436,993
    3,549,492  FNMA #826590                                                                5.00        06/01/2035         3,691,710
      444,712  FNMA #828346                                                                5.00        07/01/2035           462,530
      141,389  FNMA #828698                                                                5.00        07/01/2035           147,054
      511,217  FNMA #829190                                                                5.00        07/01/2035           531,699
      512,286  FNMA #830957                                                                5.50        08/01/2035           540,868
      456,201  FNMA #831406                                                                6.00        03/01/2036           485,376
      659,777  FNMA #831625                                                                7.00        06/01/2036           709,548
      743,967  FNMA #831697                                                                6.00        09/01/2036           791,545

                   104 Wells Fargo Advantage Master Portfolios


                                     Portfolio of Investments--February 28, 2010

DIVERSIFIED FIXED INCOME PORTFOLIO

  PRINCIPAL    SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
-------------  ---------------------------------------------------------------------  -------------  -------------  ---------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (continued)
$      38,909  FNMA #832199                                                                4.50%       07/01/2035   $        39,691
    1,144,435  FNMA #834657                                                                5.50        08/01/2035         1,208,286
    1,950,738  FNMA #835284                                                                5.50        09/01/2035         2,059,575
    2,372,675  FNMA #835331                                                                5.50        08/01/2035         2,505,052
      270,699  FNMA #836068                                                                4.50        10/01/2020           284,854
      468,555  FNMA #836958                                                                4.50        10/01/2035           477,973
    2,433,536  FNMA #839064                                                                6.00        01/01/2036         2,599,049
    1,132,686  FNMA #843901                                                                4.50        09/01/2035         1,155,454
    4,018,068  FNMA #844158                                                                5.00        11/01/2035         4,179,060
    4,019,055  FNMA #844703                                                                5.50        12/01/2035         4,243,288
      178,526  FNMA #845782                                                                4.50        10/01/2020           187,861
      355,250  FNMA #847926                                                                4.50        12/01/2020           373,826
    1,021,591  FNMA #851264                                                                5.50        05/01/2021         1,092,352
    3,346,281  FNMA #865283                                                                5.50        02/01/2036         3,528,795
    1,076,062  FNMA #868424+/-                                                             5.80        03/01/2036         1,123,526
      395,388  FNMA #878198                                                                5.50        09/01/2036           416,953
    1,279,532  FNMA #879094+/-                                                             5.33        05/01/2036         1,337,019
      757,741  FNMA #885593                                                                6.00        09/01/2036           806,199
      601,840  FNMA #888221                                                                5.50        03/01/2037           634,666
    3,116,694  FNMA #888645                                                                5.00        08/01/2037         3,237,499
      479,518  FNMA #888815                                                                4.50        11/01/2022           501,146
    1,864,375  FNMA #895995                                                                6.50        07/01/2036         1,995,547
      785,923  FNMA #897130                                                                6.50        09/01/2036           841,218
    2,038,626  FNMA #902738                                                                5.00        11/01/2036         2,117,645
      136,013  FNMA #904767+/-                                                             5.52        12/01/2036           141,787
    2,158,720  FNMA #907051+/-                                                             5.59        10/01/2037         2,249,702
      430,538  FNMA #907860+/-                                                             5.54        02/01/2037           450,360
      360,633  FNMA #908182                                                                5.50        12/01/2021           385,612
    1,254,277  FNMA #908249                                                                6.50        12/01/2036         1,342,525
      680,432  FNMA #909855                                                                5.50        02/01/2037           717,400
      790,511  FNMA #910093+/-                                                             5.74        03/01/2037           830,707
      165,082  FNMA #910535+/-                                                             5.58        01/01/2037           172,199
      339,710  FNMA #914224+/-                                                             5.44        03/01/2037           355,912
      364,794  FNMA #915356                                                                4.50        05/01/2023           380,507
      527,159  FNMA #917101                                                                5.00        05/01/2037           547,592
    1,417,294  FNMA #917882                                                                5.00        05/01/2037         1,472,229
      402,171  FNMA #918049                                                                6.50        05/01/2037           429,839
    1,423,516  FNMA #918506                                                                5.50        05/01/2037         1,500,856
    1,064,036  FNMA #918619                                                                5.50        06/01/2037         1,121,845
    2,776,301  FNMA #919640                                                                6.00        09/01/2037         2,948,642
      865,138  FNMA #922675+/-                                                             4.82        06/01/2035           903,175
      974,625  FNMA #928414                                                                6.50        06/01/2037         1,041,674
      534,725  FNMA #928433                                                                7.00        05/01/2037           575,168
      416,532  FNMA #928507                                                                6.50        06/01/2037           445,187
      780,562  FNMA #928774                                                                6.00        10/01/2022           838,607
    2,334,640  FNMA #929723                                                                6.00        07/01/2038         2,479,200
    1,351,287  FNMA #929953                                                                5.50        09/01/2038         1,424,703
      901,752  FNMA #931011                                                                5.00        04/01/2024           951,954
    9,002,343  FNMA #932491                                                                4.50        02/01/2040         9,127,029
    1,243,487  FNMA #933465                                                                5.50        02/01/2038         1,311,045
    3,743,629  FNMA #941164                                                                6.00        10/01/2037         3,976,018
      719,310  FNMA #945074                                                                7.00        08/01/2037           773,714
      451,140  FNMA #949594                                                                6.00        08/01/2022           484,688
      767,203  FNMA #950300                                                                6.00        08/01/2037           819,384
      221,483  FNMA #952033                                                                4.50        05/01/2023           231,023
       21,731  FNMA #953017                                                                6.00        10/01/2037            23,080

                   Wells Fargo Advantage Master Portfolios 105


Portfolio of Investments--February 28, 2010

DIVERSIFIED FIXED INCOME PORTFOLIO

  PRINCIPAL    SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
-------------  ---------------------------------------------------------------------  -------------  -------------  ---------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (continued)
$     672,470  FNMA #955801                                                                6.00%       10/01/2037   $       714,214
    2,990,257  FNMA #960622                                                                6.00        01/01/2038         3,175,879
    3,722,730  FNMA #962302                                                                4.50        03/01/2038         3,774,664
      762,469  FNMA #964234                                                                6.00        07/01/2023           818,769
      753,646  FNMA #964241                                                                6.00        07/01/2038           800,312
       25,323  FNMA #964924                                                                6.00        09/01/2038            26,891
      515,245  FNMA #965308                                                                6.00        09/01/2038           547,148
      744,145  FNMA #966039                                                                5.50        02/01/2038           784,574
      746,861  FNMA #972172                                                                6.00        02/01/2038           793,106
    1,588,440  FNMA #973827                                                                4.50        03/01/2023         1,658,100
      143,404  FNMA #973996                                                                6.00        02/01/2023           153,993
      866,317  FNMA #974571                                                                5.00        11/01/2036           902,381
      514,060  FNMA #974886+/-                                                             4.36        04/01/2038           533,933
      279,371  FNMA #975288                                                                4.50        05/01/2023           291,405
      703,395  FNMA #979639                                                                5.00        06/01/2023           742,405
      869,144  FNMA #982876                                                                5.00        05/01/2023           917,346
      116,319  FNMA #983518                                                                4.50        05/01/2023           121,329
      739,035  FNMA #984260                                                                5.50        05/01/2023           788,492
      389,621  FNMA #985509                                                                6.00        09/01/2038           413,747
      527,592  FNMA #987128                                                                6.00        09/01/2038           560,260
      500,000  FNMA #987380                                                                6.00        10/01/2023           536,919
      200,304  FNMA #988746                                                                6.00        11/01/2023           215,094
      582,819  FNMA #991932                                                                6.00        12/01/2023           625,853
       14,169  FNMA #992042                                                                7.00        10/01/2038            15,239
      840,684  FNMA #994436                                                                6.00        12/01/2038           892,739
    3,536,332  FNMA #994897                                                                5.50        09/01/2033         3,745,789
    2,749,237  FNMA #995692                                                                4.50        05/01/2024         2,867,655
      730,838  FNMA #A82829                                                                6.00        11/01/2038           782,902
      788,411  FNMA #AA1090                                                                4.50        12/01/2023           822,370
      465,703  FNMA #AA3078                                                                4.50        02/01/2039           472,199
    2,924,550  FNMA #AA3295                                                                4.00        02/01/2039         2,883,815
    1,133,581  FNMA #AA7895                                                                4.00        06/01/2024         1,159,237
    1,356,550  FNMA #AC1928                                                                4.00        08/01/2039         1,337,655
    3,595,929  FNMA #AC2181                                                                4.00        08/01/2039         3,545,843
       25,638  FNMA #AC2998                                                                6.00        09/01/2024            27,593
      997,749  FNMA #AC8563                                                                4.00        01/01/2040           983,852
                                                                                                                        310,269,369
                                                                                                                    ---------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION: 3.73%
    7,000,000  GNMA %%                                                                     5.00        08/15/2039         7,292,579
      262,449  GNMA #672938                                                                6.50        08/15/2038           282,121
      251,981  GNMA #676812                                                                6.50        04/15/2038           270,868
      307,879  GNMA #677606                                                                6.50        12/15/2037           331,100
       25,641  GNMA #681324                                                                6.50        05/15/2038            27,563
       58,226  GNMA #691547                                                                6.50        07/15/2038            62,590
       14,544  GNMA #695742                                                                6.50        11/15/2038            15,634
    2,927,214  GNMA #698308                                                                4.50        05/15/2039         2,984,124
      712,657  GNMA #700069                                                                6.50        12/15/2038           766,074
      397,245  GNMA #700821                                                                6.50        10/15/2038           427,021
      763,370  GNMA #702172                                                                4.00        07/15/2039           755,838
      228,985  GNMA #702190                                                                4.00        07/15/2039           226,725
       16,721  GNMA #704277                                                                6.50        02/15/2039            17,975
    1,486,485  GNMA #704439                                                                4.50        03/15/2039         1,515,385
    1,489,338  GNMA #722269                                                                4.50        09/15/2039         1,518,293
        1,482  GNMA #337120                                                                6.50        11/15/2023             1,593
        1,561  GNMA #379192                                                                6.50        12/15/2023             1,678

                   106 Wells Fargo Advantage Master Portfolios


                                     Portfolio of Investments--February 28, 2010

DIVERSIFIED FIXED INCOME PORTFOLIO

  PRINCIPAL    SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
-------------  ---------------------------------------------------------------------  -------------  -------------  ---------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (continued)
$   1,434,058  GNMA #520782                                                                5.00%       03/15/2035   $     1,501,936
      921,091  GNMA #605373                                                                5.50        09/15/2034           981,373
       79,457  GNMA #617417                                                                6.50        02/15/2037            85,450
      793,977  GNMA #617522                                                                6.00        05/15/2037           848,155
      151,543  GNMA #625436                                                                6.50        09/15/2036           163,186
      521,668  GNMA #632007                                                                6.50        10/15/2036           561,748
    1,049,824  GNMA #633305                                                                5.50        12/15/2035         1,117,219
      903,802  GNMA #648391                                                                5.50        11/15/2035           961,823
      674,880  GNMA #651722                                                                5.50        02/15/2036           716,939
      398,897  GNMA #651882                                                                6.50        09/15/2036           429,545
      571,717  GNMA #653068                                                                5.50        03/15/2036           607,347
      640,583  GNMA #654920                                                                6.00        06/15/2036           685,496
      140,465  GNMA #658328                                                                4.50        03/15/2037           143,218
        9,471  GNMA #659749                                                                6.50        11/15/2036            10,198
       85,342  GNMA #663342                                                                6.50        12/15/2036            91,898
       58,918  GNMA #664629                                                                7.00        03/15/2037            63,736
      138,893  GNMA #667470                                                                6.00        05/15/2037           148,370
      312,485  GNMA #668585                                                                6.00        08/15/2037           333,808
      359,118  GNMA #669078                                                                6.00        06/15/2037           383,623
      202,849  GNMA #671433                                                                6.00        07/15/2037           216,691
      290,307  GNMA #673220                                                                6.00        10/15/2038           310,026
    2,123,302  GNMA #676678                                                                6.00        01/15/2038         2,267,526
      428,401  GNMA #677314                                                                5.50        09/15/2038           454,095
      330,628  GNMA #681332                                                                6.50        05/15/2038           355,410
      446,466  GNMA #683124                                                                5.50        03/15/2038           473,244
       52,441  GNMA #684230                                                                6.50        08/15/2038            56,371
      217,558  GNMA #693431                                                                5.50        06/15/2038           230,607
    2,314,716  GNMA #694553                                                                5.50        12/15/2038         2,453,548
      266,083  GNMA #695746                                                                6.00        11/15/2038           284,157
      240,368  GNMA #696456                                                                5.50        08/15/2038           254,785
      526,539  GNMA #697595                                                                6.50        11/15/2038           566,005
    1,952,333  GNMA #698033                                                                5.50        01/15/2039         2,069,430
      998,309  GNMA #698223                                                                4.00        06/15/2039           988,459
    1,764,744  GNMA #698507                                                                6.00        10/15/2038         1,884,613
      251,729  GNMA #698624                                                                6.00        10/15/2038           268,827
      680,697  GNMA #699457                                                                6.00        10/15/2038           726,933
      172,231  GNMA #706004                                                                6.00        10/15/2038           183,929
      243,649  GNMA #709484                                                                5.50        07/15/2039           258,263
      984,646  GNMA #711321                                                                6.00        01/15/2039         1,051,528
    2,480,821  GNMA #712488                                                                4.50        06/15/2039         2,529,053
    1,488,549  GNMA #712495                                                                4.50        06/15/2039         1,517,489
   12,752,486  GNMA #713866                                                                5.00        09/15/2039        13,316,243
      374,812  GNMA #716343                                                                6.00        06/15/2039           400,271
      198,688  GNMA #716586                                                                6.00        08/15/2039           212,184
    3,180,524  GNMA #716792                                                                4.50        04/15/2039         3,242,360
      288,852  GNMA #722785                                                                6.00        10/15/2039           308,472
    2,988,776  GNMA #723449                                                                5.00        11/15/2039         3,122,700
    1,994,474  GNMA #723526                                                                4.50        12/15/2039         2,033,250
    3,994,458  GNMA #728627                                                                4.50        01/15/2040         4,072,118
       98,430  GNMA #782167                                                                6.00        06/15/2037           105,225
    2,518,606  GNMA #782273                                                                5.50        02/15/2038         2,671,890
    2,699,634  GNMA #782365                                                                6.00        07/15/2038         2,885,960
    1,204,319  GNMA #782379                                                                6.00        08/15/2038         1,287,449
      484,834  GNMA #782407                                                                5.50        09/15/2038           514,355
    7,134,617  GNMA #782789                                                                5.50        10/15/2039         7,569,395
                                                                                                                         87,475,090
                                                                                                                    ---------------

                   Wells Fargo Advantage Master Portfolios 107


Portfolio of Investments--February 28, 2010

DIVERSIFIED FIXED INCOME PORTFOLIO

  PRINCIPAL    SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
-------------  ---------------------------------------------------------------------  -------------  -------------  ---------------
TENNESSEE VALLEY AUTHORITY: 0.02%
$     200,000  TENNESSEE VALLEY AUTHORITY                                                  4.50%       04/01/2018   $       210,038
      150,000  TENNESSEE VALLEY AUTHORITY                                                  5.50        07/18/2017           169,626
                                                                                                                            379,664
                                                                                                                    ---------------
TOTAL AGENCY SECURITIES (COST $594,960,749)                                                                             609,964,850
                                                                                                                    ---------------
US TREASURY SECURITIES: 19.87%
US TREASURY BONDS: 9.01%
    5,000,000  US TREASURY BOND<<                                                          0.75        11/30/2011         5,007,225
    5,000,000  US TREASURY BOND<<                                                          1.00        08/31/2011         5,034,375
    3,500,000  US TREASURY BOND<<                                                          1.00        09/30/2011         3,523,107
    5,000,000  US TREASURY BOND                                                            1.13        12/15/2011         5,039,060
    5,000,000  US TREASURY BOND                                                            1.13        01/15/2012         5,034,765
    5,000,000  US TREASURY BOND                                                            1.38        03/15/2012         5,055,080
    1,000,000  US TREASURY BOND<<                                                          1.38        10/15/2012         1,006,016
    3,000,000  US TREASURY BOND<<                                                          1.50        07/15/2012         3,036,564
    5,000,000  US TREASURY BOND<<                                                          1.75        08/15/2012         5,085,940
    5,000,000  US TREASURY BOND<<                                                          1.88        06/15/2012         5,104,690
    7,500,000  US TREASURY BOND<<                                                          2.13        11/30/2014         7,488,285
    5,500,000  US TREASURY BOND<<                                                          2.38        09/30/2014         5,566,600
    5,000,000  US TREASURY BOND<<                                                          2.38        10/31/2014         5,053,905
    4,000,000  US TREASURY BOND                                                            3.00        09/30/2016         4,018,752
    3,500,000  US TREASURY BOND                                                            3.13        08/31/2013         3,684,842
    6,500,000  US TREASURY BOND<<                                                          3.38        11/15/2019         6,386,757
    3,600,000  US TREASURY BOND                                                            3.50        02/15/2039         3,003,750
    4,000,000  US TREASURY BOND                                                            4.00        11/15/2012         4,305,000
    3,000,000  US TREASURY BOND                                                            4.13        05/15/2015         3,265,548
    2,500,000  US TREASURY BOND                                                            4.25        08/15/2015         2,731,250
    4,000,000  US TREASURY BOND<<                                                          4.25        11/15/2017         4,288,752
    3,100,000  US TREASURY BOND                                                            4.25        05/15/2039         2,960,500
    1,750,000  US TREASURY BOND                                                            4.38        02/15/2038         1,715,000
    4,800,000  US TREASURY BOND                                                            4.38        11/15/2039         4,678,502
    3,000,000  US TREASURY BOND                                                            4.50        11/15/2015         3,318,984
    3,150,000  US TREASURY BOND                                                            4.50        02/15/2036         3,167,227
    2,600,000  US TREASURY BOND                                                            4.50        05/15/2038         2,599,594
    4,000,000  US TREASURY BOND<<                                                          4.50        08/15/2039         3,981,876
    2,500,000  US TREASURY BOND                                                            4.63        08/31/2011         2,653,418
    5,000,000  US TREASURY BOND<<                                                          4.63        11/15/2016         5,529,295
    2,000,000  US TREASURY BOND                                                            4.63        02/15/2040         2,021,258
    1,550,000  US TREASURY BOND                                                            4.75        02/15/2037         1,617,813
    3,000,000  US TREASURY BOND                                                            4.88        07/31/2011         3,187,032
    4,000,000  US TREASURY BOND                                                            4.88        02/15/2012         4,319,220
    5,000,000  US TREASURY BOND<<                                                          4.88        08/15/2016         5,615,235
      800,000  US TREASURY BOND                                                            5.00        05/15/2037           867,375
    3,500,000  US TREASURY BOND                                                            5.25        11/15/2028         3,889,375
    2,000,000  US TREASURY BOND                                                            5.25        02/15/2029         2,221,876
    2,750,000  US TREASURY BOND                                                            5.38        02/15/2031         3,110,509
    2,000,000  US TREASURY BOND                                                            5.50        08/15/2028         2,285,312
    1,150,000  US TREASURY BOND                                                            6.00        02/15/2026         1,380,179
    1,400,000  US TREASURY BOND                                                            6.13        11/15/2027         1,709,313
    1,500,000  US TREASURY BOND                                                            6.13        08/15/2029         1,843,593
    1,500,000  US TREASURY BOND                                                            6.25        08/15/2023         1,831,875
    2,250,000  US TREASURY BOND                                                            6.25        05/15/2030         2,812,149
    2,400,000  US TREASURY BOND                                                            6.38        08/15/2027         3,003,749
    2,000,000  US TREASURY BOND                                                            6.50        11/15/2026         2,527,500
      950,000  US TREASURY BOND                                                            6.63        02/15/2027         1,216,000

                   108 Wells Fargo Advantage Master Portfolios


                                     Portfolio of Investments--February 28, 2010

DIVERSIFIED FIXED INCOME PORTFOLIO

  PRINCIPAL    SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
-------------  ---------------------------------------------------------------------  -------------  -------------  ---------------
US TREASURY BONDS (continued)
$   1,500,000  US TREASURY BOND                                                            6.88%       08/15/2025   $     1,950,468
    5,000,000  US TREASURY BOND                                                            7.25        05/15/2016         6,281,640
    1,000,000  US TREASURY BOND                                                            7.25        08/15/2022         1,321,562
    2,000,000  US TREASURY BOND                                                            7.50        11/15/2016         2,557,344
    2,000,000  US TREASURY BOND                                                            7.50        11/15/2024         2,732,812
      500,000  US TREASURY BOND                                                            7.88        02/15/2021           684,297
    4,100,000  US TREASURY BOND                                                            8.00        11/15/2021         5,686,827
    2,850,000  US TREASURY BOND                                                            8.13        08/15/2019         3,900,715
    1,700,000  US TREASURY BOND                                                            8.50        02/15/2020         2,394,875
    2,500,000  US TREASURY BOND                                                            8.75        05/15/2017         3,423,243
    2,900,000  US TREASURY BOND                                                            8.75        08/15/2020         4,172,827
    1,275,000  US TREASURY BOND                                                            8.88        08/15/2017         1,761,990
    1,200,000  US TREASURY BOND                                                            8.88        02/15/2019         1,702,126
    2,900,000  US TREASURY BOND<<                                                          9.13        05/15/2018         4,128,875
                                                                                                                        211,483,623
                                                                                                                    ---------------
US TREASURY NOTES: 10.86%
    5,500,000  US TREASURY NOTE<<                                                          0.88        03/31/2011         5,530,080
    5,000,000  US TREASURY NOTE<<                                                          0.88        04/30/2011         5,028,125
    4,000,000  US TREASURY NOTE                                                            0.88        05/31/2011         4,023,436
    2,500,000  US TREASURY NOTE                                                            0.88        02/29/2012         2,503,231
    4,350,000  US TREASURY NOTE<<                                                          1.00        07/31/2011         4,381,777
    5,000,000  US TREASURY NOTE<<                                                          1.00        10/31/2011         5,031,250
    5,000,000  US TREASURY NOTE<<                                                          1.00        12/31/2011         5,025,000
    4,750,000  US TREASURY NOTE                                                            1.13        06/30/2011         4,793,235
    5,000,000  US TREASURY NOTE<<                                                          1.13        12/15/2012         4,985,545
    2,000,000  US TREASURY NOTE                                                            1.38        02/15/2012         2,022,890
    5,000,000  US TREASURY NOTE<<                                                          1.38        04/15/2012         5,054,295
    5,000,000  US TREASURY NOTE                                                            1.38        05/15/2012         5,050,780
    4,000,000  US TREASURY NOTE                                                            1.38        11/15/2012         4,019,064
    3,000,000  US TREASURY NOTE                                                            1.38        01/15/2013         3,006,924
    3,500,000  US TREASURY NOTE                                                            1.38        02/15/2013         3,504,113
    6,500,000  US TREASURY NOTE<<                                                          1.50        12/31/2013         6,440,584
    5,500,000  US TREASURY NOTE                                                            1.75        11/15/2011         5,603,125
    4,500,000  US TREASURY NOTE                                                            1.75        01/31/2014         4,492,971
    5,000,000  US TREASURY NOTE                                                            1.75        03/31/2014         4,975,000
    1,500,000  US TREASURY NOTE                                                            1.88        02/28/2014         1,502,462
    4,400,000  US TREASURY NOTE<<                                                          1.88        04/30/2014         4,393,814
    3,800,000  US TREASURY NOTE                                                            2.00        11/30/2013         3,840,968
    3,500,000  US TREASURY NOTE                                                            2.25        05/31/2014         3,543,750
    4,000,000  US TREASURY NOTE                                                            2.25        01/31/2015         3,996,888
    5,000,000  US TREASURY NOTE<<                                                          2.38        08/31/2014         5,070,310
    4,000,000  US TREASURY NOTE                                                            2.38        02/28/2015         4,013,295
    3,500,000  US TREASURY NOTE<<                                                          2.63        06/30/2014         3,592,967
    5,750,000  US TREASURY NOTE                                                            2.63        07/31/2014         5,896,895
    5,000,000  US TREASURY NOTE<<                                                          2.63        12/31/2014         5,096,485
    2,500,000  US TREASURY NOTE                                                            2.63        04/30/2016         2,479,298
    6,375,000  US TREASURY NOTE<<                                                          2.75        10/31/2013         6,620,540
    2,500,000  US TREASURY NOTE                                                            2.75        11/30/2016         2,465,820
    3,450,000  US TREASURY NOTE                                                            2.75        02/15/2019         3,254,589
    3,500,000  US TREASURY NOTE                                                            3.00        08/31/2016         3,524,063
    2,000,000  US TREASURY NOTE                                                            3.00        02/28/2017         1,993,602
      550,000  US TREASURY NOTE                                                            3.13        04/30/2013           579,391
    6,800,000  US TREASURY NOTE<<                                                          3.13        09/30/2013         7,157,000
    3,000,000  US TREASURY NOTE                                                            3.13        05/15/2019         2,905,548
    4,000,000  US TREASURY NOTE                                                            3.25        05/31/2016         4,105,312

                   Wells Fargo Advantage Master Portfolios 109


Portfolio of Investments--February 28, 2010

DIVERSIFIED FIXED INCOME PORTFOLIO

  PRINCIPAL    SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
-------------  ---------------------------------------------------------------------  -------------  -------------  ---------------
US TREASURY NOTES (continued)
$   1,000,000  US TREASURY NOTE                                                            3.25%       06/30/2016   $     1,025,156
    3,500,000  US TREASURY NOTE                                                            3.25        12/31/2016         3,554,142
    3,500,000  US TREASURY NOTE                                                            3.38        06/30/2013         3,715,744
    2,000,000  US TREASURY NOTE                                                            3.50        05/31/2013         2,130,000
    1,500,000  US TREASURY NOTE                                                            3.50        02/15/2018         1,525,664
    4,500,000  US TREASURY NOTE                                                            3.63        08/15/2019         4,522,500
    2,000,000  US TREASURY NOTE                                                            3.63        02/15/2020         2,001,180
    2,000,000  US TREASURY NOTE                                                            3.75        11/15/2018         2,046,876
    8,500,000  US TREASURY NOTE<<                                                          3.88        10/31/2012         9,110,938
    2,750,000  US TREASURY NOTE                                                            3.88        02/15/2013         2,957,969
    2,000,000  US TREASURY NOTE                                                            3.88        05/15/2018         2,078,282
    3,000,000  US TREASURY NOTE                                                            4.00        02/15/2014         3,257,814
    3,500,000  US TREASURY NOTE                                                            4.00        02/15/2015         3,792,033
    2,525,000  US TREASURY NOTE                                                            4.00        08/15/2018         2,639,413
    1,600,000  US TREASURY NOTE                                                            4.25        08/15/2013         1,747,000
    2,500,000  US TREASURY NOTE                                                            4.25        11/15/2013         2,735,548
    1,500,000  US TREASURY NOTE                                                            4.25        08/15/2014         1,647,071
    4,370,000  US TREASURY NOTE                                                            4.25        11/15/2014         4,790,613
    3,800,000  US TREASURY NOTE                                                            4.50        04/30/2012         4,095,686
    2,500,000  US TREASURY NOTE                                                            4.50        02/15/2016         2,757,618
    2,000,000  US TREASURY NOTE                                                            4.50        05/15/2017         2,189,376
    3,000,000  US TREASURY NOTE                                                            4.63        10/31/2011         3,200,157
    5,000,000  US TREASURY NOTE                                                            4.63        12/31/2011         5,357,225
    3,000,000  US TREASURY NOTE<<                                                          4.63        02/29/2012         3,228,516
    6,000,000  US TREASURY NOTE<<                                                          4.63        07/31/2012         6,520,782
    2,500,000  US TREASURY NOTE                                                            4.75        03/31/2011         2,618,458
    2,000,000  US TREASURY NOTE                                                            4.75        05/15/2014         2,232,344
    2,500,000  US TREASURY NOTE                                                            5.00        08/15/2011         2,665,723
    3,000,000  US TREASURY NOTE                                                            5.13        06/30/2011         3,187,032
                                                                                                                        254,835,282
                                                                                                                    ---------------
TOTAL US TREASURY SECURITIES (COST $461,416,619)                                                                        466,318,905
                                                                                                                    ---------------

    SHARES                                                                                YIELD
-------------                                                                         -------------
COLLATERAL FOR SECURITIES LENDING: 7.77%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.40%
    9,436,076  DWS MONEY MARKET SERIES INSTITUTIONAL(u)                                    0.11                           9,436,076
                                                                                                                    ---------------

  PRINCIPAL                                                                           INTEREST RATE
-------------                                                                         -------------
COLLATERAL INVESTED IN OTHER ASSETS: 7.37%
$     235,902  ALLIED IRISH BANKS NORTH AMERICA INCORPORATED++                             0.25        03/02/2010           235,897
      943,608  ALLIED IRISH BANKS NORTH AMERICA INCORPORATED++                             0.25        03/03/2010           943,608
      707,706  ALLIED IRISH BANKS NORTH AMERICA INCORPORATED++                             0.26        03/04/2010           707,680
      589,755  ALLIED IRISH BANKS NORTH AMERICA INCORPORATED++                             0.26        03/05/2010           589,729
    1,120,534  ANGLO IRISH BANK CORPORATION++                                              0.25        03/03/2010         1,120,503
      129,746  ANTALIS US FUNDING CORPORATION++(p)                                         0.18        03/05/2010           129,742
    1,179,509  ANTALIS US FUNDING CORPORATION++(p)                                         0.20        03/08/2010         1,179,450
      707,706  ASB BANK++                                                                  0.17        03/08/2010           707,676
    2,005,166  AUTOBAHN FUNDING COMPANY LLC++(p)                                           0.20        03/03/2010         2,005,122
    1,415,411  AUTOBAHN FUNDING COMPANY LLC++(p)                                           0.22        03/15/2010         1,415,273
    3,420,577  BANK OF AMERICA NATIONAL TRUST & SAVINGS ASSOCIATION (CAYMAN ISLANDS)       0.10        03/01/2010         3,420,577
   12,266,898  BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED BY MORTGAGE
               BACKED SECURITIES (MATURITY VALUE $12,267,021)                              0.12        03/01/2010        12,266,898
    1,179,509  BANK OF IRELAND                                                             0.50        03/02/2010         1,179,509
    3,538,528  BARTON CAPITAL CORPORATION++(p)                                             0.17        03/02/2010         3,538,478
      117,951  BEETHOVEN FUNDING CORPORATION++(p)                                          0.30        03/03/2010           117,947

                   110 Wells Fargo Advantage Master Portfolios


                                     Portfolio of Investments--February 28, 2010

DIVERSIFIED FIXED INCOME PORTFOLIO

  PRINCIPAL    SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
-------------  ---------------------------------------------------------------------  -------------  -------------  ---------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$     117,951  BEETHOVEN FUNDING CORPORATION++(p)                                          0.30%       03/04/2010   $       117,946
      330,263  BEETHOVEN FUNDING CORPORATION++(p)                                          0.30        03/05/2010           330,246
      235,902  BELMONT FUNDING LLC++(p)                                                    0.35        03/03/2010           235,893
   12,266,898  BNP PARIBAS SECURITIES CORPORATION REPURCHASE AGREEMENT - 102%
               COLLATERALIZED BY MORTGAGE BACKED SECURITIES
               (MATURITY VALUE $12,267,021)                                                0.12        03/01/2010        12,266,898
    3,715,455  BPCE SA++                                                                   0.20        03/12/2010         3,715,186
    3,582,170  BTM CAPITAL CORPORATION++                                                   0.20        03/04/2010         3,582,071
      129,746  CALCASIEU PARISH LA+/-ss                                                    0.31        12/01/2027           129,746
    2,830,823  CALIFORNIA POLLUTION CONTROL FINANCING AUTHORITY+/-ss                       0.14        11/01/2026         2,830,823
      377,443  CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY+/-ss                 0.26        06/01/2028           377,443
    3,243,651  CALYON (NEW YORK)                                                           0.25        03/18/2010         3,243,771
    3,066,725  CANCARA ASSET SECURITIZATION LIMITED++(p)                                   0.20        03/12/2010         3,066,503
      312,865  COLORADO HOUSING & FINANCE AUTHORITY+/-ss                                   0.23        10/01/2038           312,865
      589,755  COOK COUNTY IL+/-ss                                                         0.23        11/01/2030           589,755
    3,302,626  DANSKE BANK A/S COPENHAGEN                                                  0.20        03/02/2010         3,302,626
    2,005,166  DENVER CO CITY & COUNTY SCHOOL DISTRICT+/-ss                                0.31        12/15/2037         2,005,166
    1,037,968  DEXIA BANK (GRAND CAYMAN)                                                   0.22        03/05/2010         1,037,968
    1,297,460  DEXIA DELAWARE LLC                                                          0.22        03/01/2010         1,297,445
    1,297,460  DEXIA DELAWARE LLC                                                          0.22        03/04/2010         1,297,421
    3,125,700  ENI COORDINATION CENTER SA++                                                0.18        03/03/2010         3,125,638
    1,297,460  FORTIS BANK NV SA                                                           0.18        03/01/2010         1,297,460
      530,779  FORTIS BANK NV SA                                                           0.18        03/03/2010           530,779
      973,095  FORTIS BANK NV SA                                                           0.18        03/04/2010           973,095
      943,608  GDF SUEZ++                                                                  0.17        03/01/2010           943,599
    1,179,509  GDF SUEZ++                                                                  0.17        03/02/2010         1,179,493
      589,755  GDF SUEZ++                                                                  0.18        03/16/2010           589,705
      825,657  GDF SUEZ++                                                                  0.18        03/17/2010           825,582
    8,394,569  GOLDMAN SACHS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY MORTGAGE
               BACKED SECURITIES (MATURITY VALUE $8,394,653)                               0.12        03/01/2010         8,394,569
    3,774,430  GOTHAM FUNDING CORPORATION++(p)                                             0.17        03/01/2010         3,774,395
    2,359,019  GRAMPIAN FUNDING LLC++(p)                                                   0.23        03/12/2010         2,358,823
    1,914,670  GRYPHON FUNDING LIMITED(a)(i)                                               0.00        08/05/2010           783,483
    1,651,313  GULF COAST WASTE DISPOSAL AUTHORITY+/-ss                                    0.13        05/01/2023         1,651,313
    1,197,202  GULF COAST WASTE DISPOSAL AUTHORITY+/-ss                                    0.13        07/01/2034         1,197,202
    1,939,114  HAMILTON COUNTY OH HOSPITALS+/-ss                                           0.16        05/15/2037         1,939,114
      194,619  HENRICO COUNTY VA ECONOMIC DEVELOPMENT AUTHORITY+/-ss                       0.23        11/01/2042           194,619
      955,403  HOUSTON TX UTILITY SYSTEM+/-ss                                              0.19        05/15/2034           955,403
      337,340  ILLINOIS EDUCATIONAL FACILITIES AUTHORITY REVENUES+/-ss                     0.22        07/01/2029           337,340
      235,902  INDIANA MUNICIPAL POWER AGENCY+/-ss                                         0.23        01/01/2018           235,902
      353,853  KANSAS CITY MO SPECIAL OBLIGATION+/-ss                                      0.23        04/15/2025           353,853
    3,774,430  KOCH RESOURCES LLC++                                                        0.17        03/02/2010         3,774,377
    3,774,430  LLOYDS TSB BANK PLC                                                         0.17        03/04/2010         3,774,430
      389,238  LMA AMERICAS LLC++(p)                                                       0.17        03/05/2010           389,227
    2,925,183  MASSACHUSETTS HEFA+/-ss                                                     0.19        10/01/2034         2,925,183
    3,774,430  METLIFE SHORT TERM FUND++(p)                                                0.19        03/12/2010         3,774,171
      323,775  MONTGOMERY COUNTY TN PUBLIC BUILDING+/-ss                                   0.16        02/01/2036           323,775
   11,795,095  MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED BY MORTGAGE
               BACKED SECURITIES (MATURITY VALUE $11,795,174)                              0.08        03/01/2010        11,795,095
      306,672  NATIONWIDE BUILDING SOCIETY++                                               0.18        03/15/2010           306,648
    3,774,430  NATIXIS                                                                     0.21        03/18/2010         3,774,440
      235,902  NEW JERSEY STATE TURNPIKE AUTHORITY+/-ss                                    0.23        01/01/2018           235,902
    2,594,921  NEW YORK STATE DORMITORY AUTHORITY+/-ss                                     0.17        07/01/2034         2,594,921
    2,359,019  NEWPORT BEACH CA REVENUE+/-ss                                               0.19        12/01/2040         2,359,019
       64,873  NIEUW AMSTERDAM RECEIVABLES CORPORATION++(p)                                0.20        03/05/2010            64,871
      235,902  NIEUW AMSTERDAM RECEIVABLES CORPORATION++(p)                                0.20        03/16/2010           235,880
      530,190  NORTH DAKOTA HOUSING FINANCE AGENCY+/-ss                                    0.22        01/01/2034           530,190

                   Wells Fargo Advantage Master Portfolios 111


Portfolio of Investments--February 28, 2010

DIVERSIFIED FIXED INCOME PORTFOLIO

  PRINCIPAL    SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
-------------  ---------------------------------------------------------------------  -------------  -------------  ---------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$     589,755  REGENCY MARKETS #1 LLC++(p)                                                 0.16%       03/05/2010   $       589,739
    2,948,774  REGENCY MARKETS #1 LLC++(p)                                                 0.18        03/17/2010         2,948,508
    3,774,430  RHEIN-MAIN SECURITIZATION LIMITED++(p)                                      0.18        03/05/2010         3,774,317
    1,592,338  RHEINGOLD SECURITISATION LIMITED++(p)                                       0.20        03/10/2010         1,592,240
    3,302,626  ROYAL BANK OF SCOTLAND                                                      0.20        03/18/2010         3,302,626
    3,302,626  SANPAOLO IMI BANK (NEW YORK)                                                0.17        03/01/2010         3,302,628
      117,951  SOCIETE GENERALE NORTH AMERICA                                              0.17        03/04/2010           117,948
    2,359,019  SOCIETE GENERALE NORTH AMERICA                                              0.19        03/18/2010         2,358,782
    2,005,166  SURREY FUNDING CORPORATION++(p)                                             0.18        03/19/2010         2,004,966
    1,533,362  TASMAN FUNDING INCORPORATED++(p)                                            0.20        03/15/2010         1,533,226
      778,476  TULSA COUNTY OK INDUSTRIAL AUTHORITY REVENUE+/-ss                           0.14        07/01/2032           778,476
    1,887,215  UBS AG (STAMFORD CT)                                                        0.15        03/09/2010         1,887,199
    3,774,430  UNICREDITO ITALIANO (NEW YORK)                                              0.22        03/10/2010         3,774,430
      353,853  VERMONT STATE STUDENT ASSISTANCE CORPORATION+/-ss                           0.21        12/15/2040           353,853
    5,922,875  VFNC CORPORATION+++/-(a)(i)                                                 0.44        09/30/2010         3,079,895
    3,774,430  WINDMILL FUNDING CORPORATION++(p)                                           0.17        03/03/2010         3,774,361
                                                                                                                        172,970,551
                                                                                                                    ---------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $181,783,087)                                                             182,406,627
                                                                                                                    ---------------

                                                                                          YIELD
                                                                                      -------------
SHORT-TERM INVESTMENTS: 4.16%
   97,680,858  WELLS FARGO ADVANTAGE MONEY MARKET TRUST(u)~(l)                             0.08                          97,680,858
                                                                                                                    ---------------
TOTAL SHORT-TERM INVESTMENTS (COST $97,680,858)                                                                          97,680,858
                                                                                                                    ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $2,548,975,327)*                                                        111.43%                                 2,614,482,372
OTHER ASSETS AND LIABILITIES, NET                                             (11.43)                                  (268,163,458)
                                                                              ------                                ---------------
TOTAL NET ASSETS                                                              100.00%                               $ 2,346,318,914
                                                                              ------                                ---------------

----------
++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

<<   All or a portion of this security is on loan.

+/-  Variable rate investments.

(l)  Investment in an affiliate.

ss These securities are subject to a demand feature which reduces the effective maturity.

@    Foreign bond principal is denominated in local currency.

%%   Securities issued on a when-issued (TBA) basis.

(u)  Rate shown is the 7-day annualized yield at period end.

(p)  Asset-backed commercial paper.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)  Illiquid security (unaudited).

~ The Fund invests cash balances that it retains for liquidity purposes in an affiliated money market fund.

* Cost for federal income tax purposes is $2,550,004,631 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation   $ 83,641,690
Gross unrealized depreciation    (19,163,949)
                                ------------
Net unrealized appreciation     $ 64,477,741

The accompanying notes are an integral part of these financial statements.

                   112 Wells Fargo Advantage Master Portfolios


                                     Portfolio of Investments--February 28, 2010

DIVERSIFIED STOCK PORTFOLIO

    SHARES     SECURITY NAME                                                                                             VALUE
-------------  ---------------------------------------------------------------------                                ---------------
COMMON STOCKS: 95.76%
AEROSPACE, DEFENSE: 0.08%
      112,257  BE AEROSPACE INCORPORATED+                                                                           $     2,907,456
                                                                                                                    ---------------
AGRICULTURAL SERVICES: 0.22%
       85,000  ASIA FOOD & PROPERTIES LIMITED+                                                                               31,141
       31,900  ASIATIC DEVELOPMENT BHD                                                                                       57,983
       45,000  ASTRA AGRO LESTARI TBK PT                                                                                    116,658
        5,345  AUSTRALIAN AGRICULTURAL COMPANY LIMITED                                                                        6,179
       66,581  AWB LIMITED                                                                                                   60,863
      183,776  CHAODA MODERN AGRICULTURE LIMITED                                                                            198,878
       48,000  CHINA GREEN HOLDINGS LIMITED                                                                                  55,284
       58,072  CHIQUITA BRANDS INTERNATIONAL INCORPORATED+                                                                  845,528
       37,556  COMPASS MINERALS INTERNATIONAL INCORPORATED                                                                2,836,605
        1,293  CRESUD SACIFYA<<                                                                                              16,602
      499,045  GOLDEN AGRI-RESOURCES LIMITED                                                                                188,158
       15,867  GRAIN CORPORATION LIMITED                                                                                     88,164
        2,600  HOKUTO CORPORATION                                                                                            54,871
      377,646  IOI CORPORATION BHD                                                                                          595,495
       45,400  KUALA LUMPUR KEPONG BHD                                                                                      223,167
       94,905  OLAM INTERNATIONAL LIMITED                                                                                   164,060
        2,900  SAKATA SEED CORPORATION                                                                                       39,137
      212,000  SINOCHEM HONG KONG HOLDING LIMITED                                                                           118,807
       98,118  VCA ANTECH INCORPORATED+                                                                                   2,337,171
                                                                                                                          8,034,751
                                                                                                                    ---------------
AGRICULTURE: 0.00%
       39,000  INDOFOOD AGRI RESOURCES LIMITED+                                                                              59,095
                                                                                                                    ---------------
AIRPORT DEVELOPMENT, MAINTENANCE: 0.01%
      116,070  MACQUARIE AIRPORTS GROUP                                                                                     324,549
                                                                                                                    ---------------
AMUSEMENT & RECREATION SERVICES: 0.38%
           85  ACCORDIA GOLF COMPANY LIMITED                                                                                 89,454
        1,425  ANTENA 3 DE TELEVISION SA                                                                                     14,184
       35,867  APN NEWS & MEDIA LIMITED                                                                                      73,610
       42,559  ARISTOCRAT LEISURE LIMITED                                                                                   161,338
        4,400  ARUZE CORPORATION                                                                                             57,151
        1,500  AVEX GROUP HOLDINGS INCORPORATED                                                                              13,861
       63,059  BALLY TECHNOLOGIES INCORPORATED+                                                                           2,611,273
       52,600  BERJAYA LAND BHD+                                                                                             63,327
       78,950  BERJAYA SPORTS TOTO BHD                                                                                       98,992
        1,453  BWIN INTERACTIVE ENTERTAINMENT AG+                                                                            79,139
        7,531  CARNIVAL PLC                                                                                                 284,900
        1,521  CLUB MEDITERRANEE+                                                                                            23,828
        4,900  DAIICHIKOSHO COMPANY LIMITED                                                                                  66,128
            7  FIELDS CORPORATION                                                                                             8,777
        6,238  FLIGHT CENTRE LIMITED                                                                                        105,493
           61  FUJI TELEVISION NETWORK INCORPORATED                                                                          84,656
        5,315  GESTEVISION TELECINCO SA                                                                                      70,280
        1,414  GREAT CANADIAN GAMING CORPORATION+                                                                             9,810
        1,200  H.I.S COMPANY LIMITED                                                                                         21,597
        1,900  HEIWA CORPORATION                                                                                             19,974
      136,578  INTERNATIONAL GAME TECHNOLOGY<<                                                                            2,396,944
        4,444  INTRALOT SA-INTEGRATED LOTTERY SYSTEMS & SERVICES                                                             20,998
       12,760  KANGWON LAND INCORPORATED+                                                                                   181,516
           74  KUONI REISEN HOLDING                                                                                          26,176

                   Wells Fargo Advantage Master Portfolios 113


Portfolio of Investments--February 28, 2010

DIVERSIFIED STOCK PORTFOLIO

    SHARES     SECURITY NAME                                                                                             VALUE
-------------  ---------------------------------------------------------------------                                ---------------
AMUSEMENT & RECREATION SERVICES (continued)
       35,236  LADBROKERS PLC                                                                                       $        78,389
       47,500  LI NING COMPANY LIMITED                                                                                      148,396
        2,636  LOTTOMATICA SPA                                                                                               47,451
        2,718  M6 METROPOLE TELEVISION                                                                                       67,247
       70,609  MADISON SQUARE GARDEN INCORPORATED CLASS A+                                                                1,376,876
          600  MARS ENGINEERING CORPORATION                                                                                  11,677
       29,100  NAMCO BANDAI HOLDINGS INCORPORATED                                                                           269,890
          500  NIPPON TELEVISION NETWORK CORPORATION                                                                         68,884
        8,277  OPAP SA                                                                                                      170,408
        5,300  ORIENTAL LAND COMPANY LIMITED                                                                                379,402
        2,235  PADDY POWER PLC                                                                                               70,756
        5,155  PARTYGAMING PLC                                                                                               23,840
       14,400  PMP LIMITED                                                                                                    9,421
       17,170  PREMIERE AG+                                                                                                  42,130
      302,815  RESORTS WORLD BHD                                                                                            241,861
        2,880  RESORTTRUST INCORPORATED                                                                                      40,099
        1,200  ROUND ONE CORPORATION                                                                                          7,726
        4,900  SANKYO COMPANY LIMITED                                                                                       236,603
       17,008  SEVEN NETWORK LIMITED                                                                                        111,881
       12,000  SHOCHIKU COMPANY LIMITED                                                                                     106,433
       17,723  SKY NETWORK TELEVISION LIMITED                                                                                61,628
        5,000  SQUARE ENIX COMPANY LIMITED                                                                                  100,456
       53,206  TABCORP HOLDINGS LIMITED                                                                                     322,815
      103,418  TATTERSALL'S LIMITED                                                                                         222,440
       42,587  TEN NETWORK HOLDINGS LIMITED                                                                                  66,219
        5,000  TOEI COMPANY LIMITED                                                                                          25,494
       11,000  TOHO COMPANY LIMITED TOKYO                                                                                   179,898
       11,000  TOKYO DOME CORPORATION                                                                                        30,581
       12,000  TOKYOTOKEIBA COMPANY LIMITED                                                                                  17,424
        6,630  TUI AG                                                                                                        65,451
            9  TV ASAHI CORPORATION                                                                                          13,949
          977  VOCENTO SA                                                                                                     5,960
       27,221  WILLIAM HILL PLC                                                                                              80,938
       68,063  WMS INDUSTRIES INCORPORATED+                                                                               2,581,630
                                                                                                                         13,867,659
                                                                                                                    ---------------
APPAREL & ACCESSORY STORES: 1.01%
       77,599  AEROPOSTALE INCORPORATED+                                                                                  2,743,901
          700  ALPEN COMPANY LIMITED                                                                                         10,999
       79,285  AMERICAN EAGLE OUTFITTERS INCORPORATED                                                                     1,337,538
       76,066  ANN TAYLOR STORES CORPORATION+                                                                             1,309,096
        3,300  AOKI HOLDINGS INCORPORATED                                                                                    39,372
        7,000  AOYAMA TRADING COMPANY LIMITED                                                                               114,480
        3,958  BEIERSDORF AG                                                                                                242,658
      366,000  BELLE INTERNATIONAL HOLDINGS LIMITED                                                                         407,864
        7,742  BULGARI SPA                                                                                                   59,878
       65,608  CARTER'S INCORPORATED+                                                                                     1,880,325
       34,916  CATO CORPORATION                                                                                             684,354
          461  CHARLES VOEGELE HOLDING AG                                                                                    18,067
      232,843  CHICO'S FAS INCORPORATED                                                                                   3,155,023
      219,000  CHINA DONGXIANG GROUP COMPANY                                                                                146,712
        2,000  CHIYODA COMPANY LIMITED                                                                                       24,447
       25,500  CITIZEN HOLDINGS COMPANY LIMITED                                                                             162,738
       85,844  COLLECTIVE BRANDS INCORPORATED+                                                                            1,940,074
       63,852  DEBENHAMS PLC                                                                                                 61,094
       36,000  DICKSON CONCEPTS INTERNATIONAL LIMITED                                                                        19,201

                   114 Wells Fargo Advantage Master Portfolios


                                     Portfolio of Investments--February 28, 2010

DIVERSIFIED STOCK PORTFOLIO

    SHARES     SECURITY NAME                                                                                             VALUE
-------------  ---------------------------------------------------------------------                                ---------------
APPAREL & ACCESSORY STORES (continued)
        6,800  FAST RETAILING COMPANY LIMITED                                                                       $     1,148,067
       50,800  GAP INCORPORATED                                                                                           1,092,200
          950  GEOX SPA                                                                                                       6,494
       48,000  GIORDANO INTERNATIONAL LIMITED                                                                                15,089
       23,351  HENNES & MAURITZ AB CLASS B                                                                                1,416,492
       10,712  INDUSTRIA DE DISENO TEXTIL SA                                                                                631,720
       60,447  J.CREW GROUP INCORPORATED+                                                                                 2,543,610
       36,191  KOHL'S CORPORATION+                                                                                        1,947,800
      126,800  LIMITED BRANDS                                                                                             2,803,548
      109,200  MMC CORPORATION BHD                                                                                           78,240
        9,022  NEXT PLC                                                                                                     257,939
          750  NG2 SA                                                                                                        13,595
        8,400  NISHIMATSUYA CHAIN COMPANY LIMITED                                                                            78,946
       75,810  NORDSTROM INCORPORATED                                                                                     2,800,421
        1,450  POINT INCORPORATED                                                                                            89,926
          229  PUMA AG RUDOLF DASSLER SPORT                                                                                  64,733
        2,386  REITMAN'S CANADA LIMITED CLASS A                                                                              35,829
        1,000  RIGHT ON COMPANY LIMITED                                                                                       7,519
       55,548  ROSS STORES INCORPORATED                                                                                   2,716,853
       12,000  SEIKO HOLDINGS CORPORATION CLASS C                                                                            23,907
        2,000  SHIMANURA COMPANY LIMITED                                                                                    174,236
        1,261  SIGNET JEWELERS LIMITED+                                                                                      36,302
        2,102  SWATCH GROUP AG                                                                                              111,533
        1,659  SWATCH GROUP AG CLASS B                                                                                      461,292
       31,658  TRUWORTHS INTERNATIONAL LIMITED                                                                              202,677
       43,461  UNDER ARMOUR INCORPORATED+<<                                                                               1,132,594
        4,600  UNI-CHARM CORPORATION                                                                                        441,128
        1,900  UNITED ARROWS LIMITED                                                                                         20,594
       58,165  URBAN OUTFITTERS INCORPORATED+                                                                             1,873,495
        9,666  WEIR GROUP PLC                                                                                               115,109
                                                                                                                         36,699,709
                                                                                                                    ---------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS: 0.57%
        9,194  ADIDAS-SALOMON AG                                                                                            455,567
       61,000  ANTA SPORTS PRODUCTS LIMITED                                                                                  87,703
       15,000  ASICS CORPORATION                                                                                            140,807
        1,225  BENETTON GROUP SPA                                                                                             9,725
       17,061  BILLABONG INTERNATIONAL LIMITED                                                                              155,500
       17,172  BURBERRY GROUP PLC                                                                                           163,780
      150,000  C C LAND HOLDINGS LIMITED                                                                                     57,780
        2,206  CHRISTIAN DIOR SA                                                                                            216,153
        1,200  DAIDOH LIMITED                                                                                                 9,293
       25,165  GUESS? INCORPORATED                                                                                        1,026,480
       19,000  GUNZE LIMITED                                                                                                 68,220
      124,439  HANESBRANDS INCORPORATED+                                                                                  3,226,703
        3,269  HERMES INTERNATIONAL                                                                                         440,628
      114,700  JONES APPAREL GROUP INCORPORATED                                                                           1,933,842
        1,000  KATAKURA INDUSTRIES COMPANY LIMITED                                                                            9,241
          126  LPP SA+                                                                                                       80,482
       17,000  MIZUNO CORPORATION                                                                                            78,069
          700  NAGAILEBEN COMPANY LIMITED                                                                                    15,963
       14,000  ONWARD KASHIYAMA COMPANY LIMITED                                                                              95,335
       59,557  PHILLIPS-VAN HEUSEN CORPORATION                                                                            2,591,921
       25,045  POLO RALPH LAUREN CORPORATION                                                                              2,001,847
       33,000  PORTS DESIGN LIMITED                                                                                          81,372
      279,020  POU CHEN CORPORATION                                                                                         205,747

                   Wells Fargo Advantage Master Portfolios 115


Portfolio of Investments--February 28, 2010

DIVERSIFIED STOCK PORTFOLIO

    SHARES     SECURITY NAME                                                                                             VALUE
-------------  ---------------------------------------------------------------------                                ---------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS (continued)
       88,000  PRIME SUCCESS INTERNATIONAL GROUP LIMITED                                                            $        67,682
        5,000  SANYO SHOKAI LIMITED                                                                                          18,741
        3,251  SYNTHES INCORPORATED+                                                                                        387,669
       33,879  THE GYMBOREE CORPORATION+                                                                                  1,473,737
       13,000  THE JAPAN WOOL TEXTILE COMPANY LIMITED                                                                        85,599
          207  TOD'S SPA                                                                                                     13,515
       11,000  TOKYO STYLE COMPANY LIMITED                                                                                   76,639
       38,729  VF CORPORATION                                                                                             2,996,850
       11,000  WACOAL CORPORATION                                                                                           134,707
       52,944  WARNACO GROUP INCORPORATED+                                                                                2,209,883
       34,000  YGM TRADING LIMITED                                                                                           31,976
       49,500  YUE YUEN INDUSTRIAL HOLDINGS LIMITED                                                                         147,630
                                                                                                                         20,796,786
                                                                                                                    ---------------
APPAREL & TEXTILES: 0.00%
       38,000  SHENZHOU INTERNATIONAL GROUP HOLDINGS LIMITED                                                                 51,110
                                                                                                                    ---------------
AUTO PARTS & EQUIPMENT: 0.00%
       48,000  KENDA RUBBER INDUSTRIAL COMPANY LIMITED                                                                       46,994
       44,000  MINTH GROUP LIMITED                                                                                           63,601
                                                                                                                            110,595
                                                                                                                    ---------------
AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS: 0.58%
       43,019  ADVANCE AUTO PARTS INCORPORATED                                                                            1,755,175
       33,042  AUTONATION INCORPORATED+<<                                                                                   586,496
       13,100  AUTOZONE INCORPORATED+                                                                                     2,173,683
        3,100  CANADIAN TIRE CORPORATION LIMITED                                                                            154,823
       33,095  COPART INCORPORATED+                                                                                       1,180,830
           83  D'IETEREN SA                                                                                                  36,120
        9,616  FREEWORLD COATINGS LIMITED                                                                                    11,705
       49,000  HOTAI MOTOR COMPANY LIMITED                                                                                  100,070
        5,888  MOL HUNGARIAN OIL & GAS PLC                                                                                  529,191
       60,017  O'REILLY AUTOMOTIVE INCORPORATED+                                                                          2,358,668
        6,461  PEUGEOT SA                                                                                                   170,542
      229,000  PT ASTRA INTERNATIONAL INCORPORATED                                                                          889,261
        8,486  RENAULT SA                                                                                                   348,960
      274,014  TOYOTA MOTOR CORPORATION                                                                                  10,270,320
        2,490  USS COMPANY LIMITED                                                                                          161,432
        2,854  VOLKSWAGEN AG                                                                                                246,887
                                                                                                                         20,974,163
                                                                                                                    ---------------
AUTOMOTIVE REPAIR, SERVICES & PARKING: 0.03%
        3,188  GHABBOUR AUTO+                                                                                                16,207
       25,037  RYDER SYSTEM INCORPORATED                                                                                    883,556
                                                                                                                            899,763
                                                                                                                    ---------------
BANKING: 0.44%
       12,440  BANCA POPOLARE DI SONDRIO SCARL                                                                              118,064
       16,952  BANCO CONTINENTAL PERU                                                                                        47,142
           39  BANCO SANTANDER SA                                                                                               507
       16,119  BANK MILLENNIUM SA+                                                                                           21,427
      302,600  BANK OF AYUDHYA PCL                                                                                          187,609
       24,500  BANK OF MONTREAL                                                                                           1,303,935
       46,600  BANK OF NOVA SCOTIA                                                                                        2,116,974
       18,100  CANADIAN IMPERIAL BANK OF COMMERCE                                                                         1,204,316
        3,039  CANADIAN WESTERN BANK                                                                                         60,075

                   116 Wells Fargo Advantage Master Portfolios


                                     Portfolio of Investments--February 28, 2010

DIVERSIFIED STOCK PORTFOLIO

    SHARES     SECURITY NAME                                                                                             VALUE
-------------  ---------------------------------------------------------------------                                ---------------
BANKING (continued)
       14,460  CORPORATION BANK                                                                                     $       138,202
       29,325  DEUTSCHE BANK AG                                                                                           1,862,154
        1,479  HOME CAPITAL GROUP INCORPORATED                                                                               57,701
       11,434  JULIUS BAER GROUP LIMITED                                                                                    355,713
      122,500  KASIKORNBANK PCL                                                                                             333,434
          961  LAURENTIAN BANK OF CANADA                                                                                     36,487
        8,600  NATIONAL BANK OF CANADA                                                                                      492,444
       91,000  PUBLIC BANK BHD                                                                                              297,143
       62,200  ROYAL BANK OF CANADA<<                                                                                     3,358,280
        4,996  SBERBANK OF RUSSIAN FEDERATION                                                                             1,387,639
       49,700  SENSHU IKEDA HOLDINGS INCORPORATED+                                                                          121,390
       39,231  TORONTO-DOMINION BANK                                                                                      2,507,026
                                                                                                                         16,007,662
                                                                                                                    ---------------
BEVERAGES: 0.01%
        7,313  BROWN-FORMAN CORPORATION                                                                                     401,996
                                                                                                                    ---------------
BIOPHARMACEUTICALS: 0.05%
       41,856  ACORDA THERAPEUTICS INCORPORATED+                                                                          1,263,214
       59,538  THERAVANCE INCORPORATED+                                                                                     648,369
                                                                                                                          1,911,583
                                                                                                                    ---------------
BIOTECHNOLOGY: 0.00%
        7,023  CELLESTIS LIMITED                                                                                             19,700
                                                                                                                    ---------------
BUILDING & CONSTRUCTION: 0.00%
      380,700  LAND AND HOUSES PCL                                                                                           70,809
                                                                                                                    ---------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS: 0.50%
       13,370  AMEC PLC                                                                                                     160,646
       29,832  AVENG LIMITED                                                                                                144,476
       32,204  BALFOUR BEATTY PLC                                                                                           135,480
       38,322  BARRATT DEVELOPMENTS PLC                                                                                      66,497
        5,665  BELLWAY PLC                                                                                                   57,443
       11,306  BERKELEY GROUP HOLDINGS PLC+                                                                                 127,916
        2,315  BILFINGER BERGER AG                                                                                          145,979
        2,759  BOVIS HOMES GROUP PLC                                                                                         15,351
          489  BUDIMEX SA                                                                                                    13,085
       18,787  CARILLION PLC                                                                                                 81,155
      184,900  CH KARNCHANG PCL                                                                                              29,917
       32,000  CHEUNG KONG INFRASTRUCTURE HOLDINGS LIMITED                                                                  120,379
      469,779  CHINA COMMUNICATIONS CONSTRUCTION COMPANY LIMITED                                                            439,388
       35,000  CONTINENTAL ENGINEERING CORPORATION                                                                           12,550
       10,694  DAEWOO ENGINEERING & CONSTRUCTION COMPANY LIMITED+                                                           104,644
       51,000  DAIWA HOUSE INDUSTRY COMPANY LIMITED                                                                         546,480
       85,394  DIALOG GROUP BHD                                                                                              25,326
      124,943  DR HORTON INCORPORATED                                                                                     1,544,295
        2,644  EIFFAGE SA                                                                                                   123,127
       14,223  ENKA INSAAT VE SANAYI AS                                                                                      55,641
        1,670  FLEETWOOD CORPORATION LIMITED                                                                                 11,779
        3,000  FUJITEC COMPANY LIMITED                                                                                       16,073
       14,498  GLOBE TRADE CENTRE SA+                                                                                       104,169
        4,334  GS ENGINEERING & CONSTRUCTION CORPORATION                                                                    325,825
        2,009  HANJIN HEAVY INDUSTRIES & CONSTRUCTION COMPANY LIMITED                                                        18,013
      120,000  HASEKO CORPORATION                                                                                           117,508
       24,736  HASTIE GROUP LIMITED                                                                                          38,906
        1,802  HOCHTIEF AG                                                                                                  126,856

                   Wells Fargo Advantage Master Portfolios 117


Portfolio of Investments--February 28, 2010

DIVERSIFIED STOCK PORTFOLIO

    SHARES     SECURITY NAME                                                                                             VALUE
-------------  ---------------------------------------------------------------------                                ---------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS (continued)
       13,369  HYUNDAI ENGINEERING & CONSTRUCTION COMPANY LIMITED+                                                  $       690,407
       13,306  IMPREGILO SPA                                                                                                 39,769
       82,400  ITALIAN-THAI DEVELOPMENT PCL                                                                                   6,629
        2,686  JM AB                                                                                                         43,135
       81,000  KAJIMA CORPORATION                                                                                           189,634
       88,485  KB HOME                                                                                                    1,440,536
          589  KIER GROUP PLC                                                                                                 8,999
        5,624  KONINKLIJKE BAM GROEP NV                                                                                      44,538
        1,172  KUMHO INDUSTRIAL COMPANY LIMITED+                                                                              4,340
       12,236  LEIGHTON HOLDINGS LIMITED                                                                                    413,415
       12,000  MAEDA CORPORATION                                                                                             37,549
        6,000  MAEDA ROAD CONSTRUCTION COMPANY LIMITED                                                                       50,920
       38,850  MALAYSIAN RESOURCES CORPORATION BHD+                                                                          15,629
       41,773  MDC HOLDINGS INCORPORATED                                                                                  1,429,472
      136,000  METRO HOLDINGS LIMITED                                                                                        73,045
        2,400  NCC AB                                                                                                        38,963
        2,000  NIPPO CORPORATION                                                                                             15,758
       12,000  NISHIMATSU CONSTRUCTION COMPANY LIMITED                                                                       14,587
        2,661  NVR INCORPORATED+                                                                                          1,884,786
       58,000  OBAYASHI CORPORATION                                                                                         224,571
       26,000  OKUMURA CORPORATION                                                                                           93,939
        7,800  PEAB AB                                                                                                       45,292
        8,500  PENTA-OCEAN CONSTRUCTION COMPANY LIMITED                                                                      10,237
       14,070  PERSIMMON PLC                                                                                                 83,692
          625  POLNORD SA+                                                                                                    7,035
      147,411  PULTE HOMES INCORPORATED+                                                                                  1,596,461
      103,674  PYI CORPORATION LIMITED                                                                                        4,742
        3,458  REDROW PLC                                                                                                     7,065
       47,769  RYLAND GROUP INCORPORATED                                                                                  1,083,879
       44,000  SEKISUI CHEMICAL COMPANY LIMITED                                                                             291,204
       51,000  SEKISUI HOUSE LIMITED                                                                                        498,261
       58,000  SHIMIZU CORPORATION                                                                                          224,571
      291,300  SINO THAI ENGINEERING & CONSTRUCTION PCL+<<                                                                   48,455
        1,052  STRABAG SE                                                                                                    25,856
       85,000  TAISEI CORPORATION                                                                                           176,037
          900  TAKAMATSU CORPORATION                                                                                         11,751
      144,697  TAYLOR WOODROW PLC                                                                                            78,546
        9,000  TOA CORPORATION                                                                                               10,029
       23,000  TODA CORPORATION                                                                                              81,288
        2,000  TOENEC CORPORATION                                                                                            10,648
        3,880  TOKYU CONSTRUCTION COMPANY LIMITED                                                                            10,831
       13,040  UNITED CONSTRUCTION GROUP LIMITED                                                                            169,220
        5,000  UNITED ENGINEERS                                                                                               7,292
       51,000  UNITED FIBER SYSTEM LIMITED                                                                                    1,633
       40,191  URBI DESARROLLOS URBANOS SA DE CV+                                                                            88,695
       23,336  WALTER INDUSTRIES INCORPORATED                                                                             1,833,510
        5,040  YIT OYJ                                                                                                      108,637
       72,636  YTL CORPORATION BHD                                                                                          153,996
                                                                                                                         18,138,388
                                                                                                                    ---------------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS: 0.51%
      183,000  BBMG CORPORATION+                                                                                            179,177
       20,081  COMPAGNIE DE SAINT-GOBAIN                                                                                    943,891
      133,648  CSR LIMITED                                                                                                  194,036
       25,200  DAIKIN INDUSTRIES LIMITED                                                                                    970,049
       60,998  FASTENAL COMPANY<<                                                                                         2,706,481

                   118 Wells Fargo Advantage Master Portfolios


                                     Portfolio of Investments--February 28, 2010

DIVERSIFIED STOCK PORTFOLIO

    SHARES     SECURITY NAME                                                                                             VALUE
-------------  ---------------------------------------------------------------------                                ---------------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS (continued)
       48,717  FLETCHER BUILDING LIMITED                                                                            $       269,752
        2,100  FLSMIDTH & COMPANY A/S                                                                                       133,709
        2,244  GEBERIT AG                                                                                                   384,149
        8,472  GRAFTON GROUP PLC                                                                                             27,686
      160,530  HOME DEPOT INCORPORATED                                                                                    5,008,536
        1,463  IMERYS SA                                                                                                     75,480
       24,400  JS GROUP CORPORATION                                                                                         480,887
        2,000  KEIYO COMPANY LIMITED                                                                                          9,972
      127,386  KINGFISHER PLC                                                                                               417,612
        2,600  KOMERI COMPANY LIMITED                                                                                        70,410
       31,000  MATSUSHITA ELECTRIC WORKS LIMITED                                                                            361,483
       54,000  NIPPON SHEET GLASS COMPANY LIMITED                                                                           144,656
          700  ONOKEN COMPANY LIMITED                                                                                         4,649
        5,331  REECE AUSTRALIA LIMITED                                                                                      119,728
        3,000  RINNAI CORPORATION                                                                                           158,366
        6,259  RONA INCORPORATED+                                                                                            94,521
       48,046  SANDVIK AB                                                                                                   517,200
        3,274  SCHINDLER HOLDING AG                                                                                         261,493
       12,574  SCHNEIDER ELECTRIC SA                                                                                      1,342,831
       42,000  SHERWIN-WILLIAMS COMPANY                                                                                   2,661,960
       10,000  SIAM CITY CEMENT PCL                                                                                          68,350
       31,300  SIAM CITY CEMENT PCL                                                                                         216,776
      241,240  SIME DARBY BHD                                                                                               598,584
                                                                                                                         18,422,424
                                                                                                                    ---------------
BUSINESS SERVICES: 6.20%
      525,177  3COM CORPORATION+                                                                                          4,007,101
       53,826  AARON RENTS INCORPORATED                                                                                   1,597,017
       47,789  ABM INDUSTRIES INCORPORATED                                                                                  978,719
      237,000  ABOITIZ EQUITY VENTURES INCORPORATED                                                                          56,520
       67,530  ACTIVISION BLIZZARD INCORPORATED                                                                             717,844
      102,400  ACXIOM CORPORATION+                                                                                        1,726,464
        5,555  ADECCO SA                                                                                                    276,134
       25,218  ADMINISTAFF INCORPORATED                                                                                     454,428
       65,644  ADOBE SYSTEMS INCORPORATED+                                                                                2,274,565
       15,696  ADVENT SOFTWARE INCORPORATED+                                                                                632,863
       38,611  AEGIS GROUP PLC                                                                                               68,588
       76,206  AKAMAI TECHNOLOGIES INCORPORATED+                                                                          2,004,218
          309  AKER ASA CLASS A                                                                                               8,001
       22,581  ALLIANCE DATA SYSTEMS CORPORATION+<<                                                                       1,251,891
        1,932  ALTRAN TECHNOLOGIES SA+                                                                                        9,039
       39,916  ANSYS INCORPORATED+                                                                                        1,750,716
        9,321  ASIAN PAINTS LIMITED                                                                                         365,916
        1,867  ATOS ORIGIN SA                                                                                                87,007
        6,503  AUSDRILL LIMITED                                                                                              11,656
        8,640  AUTONOMY CORPORATION PLC+                                                                                    201,566
      138,000  AVIS BUDGET GROUP INCORPORATED+                                                                            1,451,760
       34,838  BLACKBOARD INCORPORATED+                                                                                   1,361,469
       82,200  BMC SOFTWARE INCORPORATED+                                                                                 3,028,248
        2,908  BOLSAS Y MARCADOS ESPANOLES                                                                                   76,560
      122,663  BRAMBLES LIMITED                                                                                             762,918
       53,061  BRINK'S HOME SECURITY HOLDINGS+                                                                            2,220,603
        5,880  BTG PLC+                                                                                                      16,138
       14,848  BUNZL PLC                                                                                                    154,067
       53,900  CA INCORPORATED                                                                                            1,212,750
       34,778  CACI INTERNATIONAL INCORPORATED CLASS A+                                                                   1,723,598
      353,900  CADENCE DESIGN SYSTEMS INCORPORATED+                                                                       2,017,230
        8,248  CAP GEMINI SA                                                                                                379,997

                   Wells Fargo Advantage Master Portfolios 119


Portfolio of Investments--February 28, 2010

DIVERSIFIED STOCK PORTFOLIO

    SHARES     SECURITY NAME                                                                                             VALUE
-------------  ---------------------------------------------------------------------                                ---------------
BUSINESS SERVICES (continued)
       34,198  CAPITA GROUP PLC                                                                                     $       373,359
       28,054  CERNER CORPORATION+                                                                                        2,327,079
       10,900  CGI GROUP INCORPORATED+                                                                                      153,317
       77,217  CHECK POINT SOFTWARE TECHNOLOGIES+                                                                         2,517,274
       80,200  CITRIX SYSTEMS INCORPORATED+                                                                               3,449,402
       47,318  COGNEX CORPORATION                                                                                           894,310
       37,689  COGNIZANT TECHNOLOGY SOLUTIONS CORPORATION CLASS A+                                                        1,813,972
       40,638  COMPUTERSHARE LIMITED                                                                                        424,291
      106,883  COMPUWARE CORPORATION+                                                                                       800,554
       48,755  CONCUR TECHNOLOGIES INCORPORATED+                                                                          1,918,022
      155,877  CONVERGYS CORPORATION+                                                                                     1,923,522
        3,400  CSK HOLDINGS CORPORATION                                                                                      14,695
           48  CYBERAGENT INCORPORATED                                                                                       87,361
       80,559  CYBERSOURCE CORPORATION+                                                                                   1,379,976
       57,000  DAI NIPPON PRINTING COMPANY LIMITED                                                                          753,841
        4,200  DAISEKI COMPANY LIMITED                                                                                       82,492
        8,093  DAVIS SERVICE GROUP PLC                                                                                       50,101
       67,255  DELUXE CORPORATION                                                                                         1,207,227
           36  DENA COMPANY LIMITED                                                                                         279,588
       18,600  DENTSU INCORPORATED                                                                                          441,736
        9,691  DEUTSCHE BOERSE AG                                                                                           674,039
       44,259  DIGITAL RIVER INCORPORATED+                                                                                1,163,569
       34,572  DIMENSION DATA HOLDINGS PLC                                                                                   46,521
       18,745  DST SYSTEMS INCORPORATED                                                                                     720,370
          800  DTS CORPORATION                                                                                                7,942
          120  EACCESS LIMITED                                                                                               96,978
      138,030  EARTHLINK INCORPORATED                                                                                     1,151,170
      136,108  EBAY INCORPORATED+                                                                                         3,133,206
        5,295  EDUCOMP SOLUTIONS LIMITED                                                                                     77,051
      141,132  ELECTRONIC ARTS INCORPORATED+                                                                              2,339,969
       62,153  ELECTRONICS FOR IMAGING INCORPORATED+                                                                        737,135
       43,551  EXPERIAN GROUP LIMITED                                                                                       403,088
       34,668  F5 NETWORKS INCORPORATED+                                                                                  1,934,474
       19,134  FACTSET RESEARCH SYSTEMS INCORPORATED                                                                      1,266,671
       63,085  FAIR ISAAC CORPORATION                                                                                     1,448,432
          638  FIRSTSERVICE CORPORATION+                                                                                     12,194
       68,714  FISERV INCORPORATED+                                                                                       3,314,076
        7,014  FOCUS MEDIA HOLDING LIMITED+<<                                                                               108,226
        2,600  FUJI SOFT INCORPORATED                                                                                        43,692
       21,000  GALLANT VENTURE LIMITED+                                                                                       3,660
        1,693  GARDA WORLD SECURITY CORPORATION+                                                                             16,879
       26,485  GARTNER INCORPORATED+                                                                                        630,078
        2,862  GEMALTO NV                                                                                                   117,320
          353  GFK SE                                                                                                        12,625
      215,268  GLG PARTNERS INCORPORATED+<<                                                                                 598,445
       35,672  GLOBAL PAYMENTS INCORPORATED                                                                               1,527,118
       29,869  GOOGLE INCORPORATED CLASS A+                                                                              15,734,989
        4,409  GROUPE BRUXELLES LAMBERT SA                                                                                  386,026
       40,000  GUNMA BANK LIMITED                                                                                           222,860
        2,380  HAKUHODO DY HOLDINGS INCORPORATED                                                                            116,529
       14,292  HAVAS SA                                                                                                      58,499
       97,145  HENRY JACK & ASSOCIATES INCORPORATED                                                                       2,193,534
        4,600  HITACHI CAPITAL CORPORATION                                                                                   63,322
       30,216  HMS HOLDINGS CORPORATION+                                                                                  1,391,145
        2,618  HOMESERVE PLC+                                                                                                67,863
       33,800  HOUSING DEVELOPMENT FINANCE CORPORATION                                                                    1,832,993

                   120 Wells Fargo Advantage Master Portfolios


                                     Portfolio of Investments--February 28, 2010

DIVERSIFIED STOCK PORTFOLIO

    SHARES     SECURITY NAME                                                                                             VALUE
-------------  ---------------------------------------------------------------------                                ---------------
BUSINESS SERVICES (continued)
      194,000  HUTCHISON WHAMPOA LIMITED                                                                            $     1,392,114
       35,000  HYFLUX LIMITED                                                                                                87,643
        2,030  I-FLEX SOLUTIONS LIMITED                                                                                      98,517
       21,079  ICAP PLC                                                                                                     104,716
          714  ILIAD SA                                                                                                      75,629
        4,514  INDRA SISTEMAS SA                                                                                             92,382
       25,456  INDUSTREA LIMITED                                                                                              8,897
      103,702  INFORMATICA CORPORATION+                                                                                   2,646,475
       41,922  INFOSYS TECHNOLOGIES LIMITED                                                                               2,365,881
       23,617  INFOSYS TECHNOLOGIES LIMITED ADR                                                                           1,343,807
      217,283  INTERPUBLIC GROUP OF COMPANIES INCORPORATED+                                                               1,629,623
        5,289  INTERSERVE PLC                                                                                                16,137
        7,125  INTERTEK GROUP PLC                                                                                           139,279
        3,400  INTRUM JUSTITIA AB                                                                                            43,872
      129,942  INTUIT INCORPORATED+                                                                                       4,204,923
       10,460  INVOCARE LIMITED                                                                                              56,339
          407  IPSOS                                                                                                         14,132
       10,643  IRESS MARKET TECHNOLOGY LIMITED                                                                               77,546
       81,530  IRON MOUNTAIN INCORPORATED                                                                                 2,109,996
      172,900  IT CITY PUBLIC COMPANY LIMITED                                                                                35,296
        3,000  ITOCHU TECHNO-SCIENCE CORPORATION                                                                             95,560
        1,281  JC DECAUX SA                                                                                                  31,973
       66,884  JUNIPER NETWORKS INCORPORATED+                                                                             1,871,414
           47  KABU.COM SECURITIES COMPANY LIMITED                                                                           47,135
           16  KAKAKU.COM INCORPORATED                                                                                       62,671
          127  KENEDIX INCORPORATED                                                                                          36,608
      125,138  KEPPEL CORPORATION LIMITED                                                                                   748,674
       10,000  KYOWA EXEO CORPORATION                                                                                        84,867
       66,626  LAMAR ADVERTISING COMPANY+                                                                                 2,004,110
       43,178  LENDER PROCESSING SERVICES INCORPORATED                                                                    1,648,536
       72,745  LOGICACMG PLC                                                                                                132,440
        1,752  MACDONALD DETTWILER & ASSOCIATES LIMITED+                                                                     65,621
       67,625  MAN GROUP PLC                                                                                                231,698
      171,000  MARUBENI CORPORATION                                                                                       1,022,016
       11,943  MASTERCARD INCORPORATED CLASS A                                                                            2,679,651
       68,616  MCAFEE INCORPORATED+                                                                                       2,723,369
       15,109  MICHAEL PAGE INTERNATIONAL PLC                                                                                85,495
      980,171  MICROSOFT CORPORATION                                                                                     28,091,701
      141,700  MITSUBISHI CORPORATION                                                                                     3,540,706
        9,000  MITSUI-SOKO COMPANY LIMITED                                                                                   33,733
            4  MIXI INCORPORATED+                                                                                            25,753
          108  MONEX BEANS HOLDINGS INCORPORATED                                                                             51,663
       53,614  MONSTER WORLDWIDE INCORPORATED+                                                                              747,915
        1,850  MOSHI MOSHI HOTLINE INCORPORATED                                                                              36,981
       67,685  NCR CORPORATION+                                                                                             854,185
        1,463  NCSOFT CORPORATION                                                                                           167,755
          800  NEC FIELDING LIMITED                                                                                          10,796
           60  NET ONE SYSTEMS COMPANY LIMITED                                                                               63,009
       54,695  NETFLIX INCORPORATED+<<                                                                                    3,612,605
        4,000  NICHII GAKKAN COMPANY                                                                                         37,413
        9,400  NIHON UNISYS LIMITED                                                                                          56,287
          500  NIPPON KANZAI COMPANY LIMITED                                                                                  8,650
        4,000  NIPPON SYSTEM DEVELOPMENT COMPANY LIMITED                                                                     45,067
      463,650  NOVELL INCORPORATED+                                                                                       2,174,519
          600  NS SOLUTIONS CORPORATION                                                                                       9,468
          300  OBIC BUSINESS CONSULTANTS LIMITED                                                                             13,169

                   Wells Fargo Advantage Master Portfolios 121


Portfolio of Investments--February 28, 2010

DIVERSIFIED STOCK PORTFOLIO

    SHARES     SECURITY NAME                                                                                             VALUE
-------------  ---------------------------------------------------------------------                                ---------------
BUSINESS SERVICES (continued)
          720  OBIC COMPANY LIMITED                                                                                 $       126,098
        2,700  OPEN TEXT CORPORATION+                                                                                       132,383
      478,715  ORACLE CORPORATION                                                                                        11,800,325
        2,600  ORACLE CORPORATION (JAPAN)                                                                                   120,423
        2,000  OTSUKA CORPORATION                                                                                           123,136
        8,600  PARK24 COMPANY LIMITED                                                                                        89,441
        3,458  PATNI COMPUTER SYSTEMS LIMITED                                                                                35,623
        3,974  PERPETUAL TRUSTEES AUSTRALIA LIMITED                                                                         129,354
       24,488  PSION PLC                                                                                                     33,605
        4,680  PUBLICIS GROUPE                                                                                              184,612
       41,433  PUBLISHING & BROADCASTING LIMITED                                                                            115,853
        7,470  QUALITY SYSTEMS INCORPORATED                                                                                 427,583
          615  RAKUTEN INCORPORATED                                                                                         474,169
        4,382  RANDSTAD HOLDINGS NV                                                                                         183,448
       82,546  RED HAT INCORPORATED+                                                                                      2,315,415
       88,666  RENT-A-CENTER INCORPORATED+                                                                                1,971,932
       72,115  RENTOKIL INITIAL PLC                                                                                         141,740
        4,529  RITCHIE BROS AUCTIONEERS INCORPORATED                                                                         94,996
       68,640  ROBERT HALF INTERNATIONAL INCORPORATED<<                                                                   1,915,056
          914  ROYALBLUE GROUP PLC                                                                                           19,372
        3,331  RPS GROUP PLC                                                                                                  9,142
        1,900  S1 CORPORATION INCORPORATED+                                                                                  11,799
        2,323  S1 CORPORATION INCORPORATED (KOREA)+                                                                          90,324
       45,889  SALESFORCE.COM INCORPORATED+                                                                               3,118,158
       22,122  SAMPO OYJ                                                                                                    536,179
          900  SANSHIN ELECTRONICS COMPANY LIMITED                                                                            6,990
       41,926  SAP AG                                                                                                     1,870,221
       16,451  SATYAM COMPUTER SERVICES LIMITED<<                                                                            87,190
       14,400  SECURITAS AB                                                                                                 155,415
        5,403  SECURITAS SYSTEMS AB CLASS B                                                                                  10,837
       26,769  SEEK LIMITED                                                                                                 170,572
       17,382  SES FDR                                                                                                      421,176
      197,500  SHENZHEN INTERNATIONAL HOLDINGS                                                                               15,266
        1,020  SHREE CEMENT LIMITED                                                                                          47,367
       16,000  SIA ENGINEERING COMPANY                                                                                       39,838
       53,666  SINGAPORE AIRPORT TERMINAL SERVICES LIMITED                                                                   99,643
       92,000  SINGAPORE EXCHANGE LIMITED                                                                                   504,603
            4  SO-NET ENTERTAINMENT CORPORATION                                                                              10,445
          959  SOFTWARE AG                                                                                                  110,904
        6,900  SOHGO SECURITY SERVICES COMPANY LIMITED                                                                       78,595
       90,438  SOTHEBY'S HOLDINGS INCORPORATED                                                                            2,197,643
          900  SUMISHO COMPUTER SYSTEMS                                                                                      12,166
       17,000  SUMITOMO WAREHOUSE COMPANY LIMITED                                                                            75,007
        4,153  SUPER-SOL LIMITED                                                                                             25,694
       53,000  SWIRE PACIFIC LIMITED                                                                                        591,647
        1,444  SXC HEALTH SOLUTIONS CORPORATION+                                                                             72,406
       35,369  SYBASE INCORPORATED+                                                                                       1,570,030
       24,000  TAIWAN SECOM                                                                                                  37,789
      104,567  TAKE-TWO INTERACTIVE SOFTWARE INCORPORATED+<<                                                              1,005,935
       50,774  TATA CONSULTANCY SERVICES LIMITED                                                                            838,947
        1,144  TECH MAHINDRA LIMITED                                                                                         22,105
       77,356  TELEKOMUNIKACJA POLSKA SA                                                                                    413,449
        2,343  TELEPERFORMANCE                                                                                               74,686
       34,704  TELETECH HOLDINGS INCORPORATED+                                                                              606,973
      525,865  TELMEX INTERNACIONAL SAB DE CV                                                                               479,428
        5,073  TEMENOS GROUP AG+                                                                                            127,504

                   122 Wells Fargo Advantage Master Portfolios


                                     Portfolio of Investments--February 28, 2010

DIVERSIFIED STOCK PORTFOLIO

    SHARES     SECURITY NAME                                                                                             VALUE
-------------  ---------------------------------------------------------------------                                ---------------
BUSINESS SERVICES (continued)
       53,688  THE BRINK'S COMPANY                                                                                  $     1,367,970
      227,126  TIBCO SOFTWARE INCORPORATED+                                                                               2,082,745
        2,740  TIETOENATOR OYJ                                                                                               61,523
        2,200  TKC AS                                                                                                        40,660
          600  TOKYU LIVABLE INCORPORATED                                                                                     4,876
       39,981  TOMKINS PLC                                                                                                  117,415
        4,700  TOMTOM NV+                                                                                                    36,728
        6,500  TOPPAN FORMS COMPANY LIMITED                                                                                  70,381
       87,994  TOTAL SYSTEM SERVICES INCORPORATED                                                                         1,253,035
       49,139  TOWERS WATSON & COMPANY                                                                                    2,170,470
        1,300  TRANSCOSMOS INCORPORATED                                                                                      10,360
        9,300  TREND MICRO INCORPORATED                                                                                     320,834
       56,882  TRUEBLUE INCORPORATED+                                                                                       754,824
        5,740  TULLETT PREBON PLC                                                                                            25,005
        5,507  UNITED INTERNET AG                                                                                            85,184
      109,568  UNITED ONLINE INCORPORATED                                                                                   685,896
        2,832  USG PEOPLE NV                                                                                                 45,908
       85,900  VERISIGN INCORPORATED+                                                                                     2,140,628
        1,430  VIOHALCO SA                                                                                                    7,672
       57,152  VISA INCORPORATED                                                                                          4,873,923
       23,659  VMWARE INCORPORATED+                                                                                       1,171,357
       45,730  WEBSENSE INCORPORATED+                                                                                       981,366
      119,500  WHARF HOLDINGS LIMITED                                                                                       615,809
       17,158  WIPRO LIMITED<<                                                                                              370,956
           13  WORKS APPLICATIONS COMPANY LIMITED                                                                             8,545
        5,238  WS ATKINS PLC                                                                                                 46,044
      163,250  YAHOO! INCORPORATED+                                                                                       2,499,358
        5,000  ZENRIN COMPANY LIMITED                                                                                        58,585
                                                                                                                        225,015,509
                                                                                                                    ---------------
CASINO & GAMING: 0.10%
      111,075  MGM MIRAGE+<<                                                                                              1,170,731
      112,800  WYNN MACAU LIMITED+                                                                                          141,688
       33,732  WYNN RESORTS LIMITED                                                                                       2,144,343
                                                                                                                          3,456,762
                                                                                                                    ---------------
CHEMICALS & ALLIED PRODUCTS: 7.17%
      192,494  ABBOTT LABORATORIES                                                                                       10,448,574
        6,746  ACTELION LIMITED+                                                                                            343,815
        9,800  ADEKA CORPORATION                                                                                             91,222
        2,700  ADERANS COMPANY LIMITED                                                                                       32,122
        8,200  AGRIUM INCORPORATED                                                                                          531,028
        8,600  AICA KOGYO COMPANY LIMITED                                                                                    90,893
       12,366  AIR LIQUIDE SA                                                                                             1,476,876
       14,000  AIR WATER INCORPORATED                                                                                       163,881
       11,666  AKZO NOBEL NV                                                                                                593,226
       38,928  ALEXION PHARMACEUTICALS INCORPORATED+                                                                      1,927,715
      105,645  ALKERMES INCORPORATED+                                                                                     1,210,692
      126,400  AMGEN INCORPORATED+                                                                                        7,155,504
          285  AMOREPACIFIC CORPORATION                                                                                     192,637
        3,400  ARISAWA MANUFACTURING COMPANY LIMITED                                                                         23,842
      115,000  ASAHI KASEI CORPORATION                                                                                      599,302
       42,900  ASTELLAS PHARMA INCORPORATED                                                                               1,615,178
       66,006  ASTRAZENECA PLC                                                                                            2,902,125
          734  ATRIUM INNOVATIONS INCORPORATED+                                                                              11,789

                   Wells Fargo Advantage Master Portfolios 123


Portfolio of Investments--February 28, 2010

DIVERSIFIED STOCK PORTFOLIO

    SHARES     SECURITY NAME                                                                                             VALUE
-------------  ---------------------------------------------------------------------                                ---------------
CHEMICALS & ALLIED PRODUCTS (continued)
       52,200  AVERY DENNISON CORPORATION                                                                           $     1,649,520
       20,600  BATU KAWAN BHD                                                                                                61,095
       37,710  BAYER AG                                                                                                   2,499,099
       34,007  BIOGEN IDEC INCORPORATED+                                                                                  1,870,725
      115,434  BIOMARIN PHARMACEUTICAL INCORPORATED+                                                                      2,308,680
        6,800  BIOVAIL CORPORATION                                                                                          100,623
      160,877  BRISTOL-MYERS SQUIBB COMPANY                                                                               3,943,095
       67,683  CABOT CORPORATION                                                                                          1,966,868
       64,886  CALGON CARBON CORPORATION+                                                                                 1,006,382
        3,906  CARDIOME PHARMA CORPORATION+                                                                                  20,232
       66,308  CELANESE CORPORATION CLASS A                                                                               2,068,147
       22,784  CF INDUSTRIES HOLDINGS INCORPORATED                                                                        2,420,572
        1,689  CHEMRING GROUP PLC                                                                                            85,477
      171,000  CHINA AGRI-INDUSTRIES HOLDINGS LIMITED                                                                       245,414
      189,100  CHINA PETROCHEMICAL DEVELOPMENT CORPORATION+                                                                  68,983
       16,000  CHINA PHARMACEUTICAL GROUP LIMITED                                                                             8,554
        9,000  CHINA STEEL CHEMICAL CORPORATION                                                                              23,768
       19,200  CHUGAI PHARMACEUTICAL COMPANY LIMITED                                                                        370,623
        5,000  CHUGOKU MARINE PAINTS LIMITED                                                                                 32,303
       30,934  CHURCH & DWIGHT COMPANY INCORPORATED                                                                       2,078,146
          645  CIECH SA                                                                                                       7,349
       17,409  CLARIANT AG                                                                                                  188,635
       61,100  CLOROX COMPANY                                                                                             3,746,041
       62,050  COLGATE-PALMOLIVE COMPANY                                                                                  5,146,427
        6,649  CRODA INTERNATIONAL                                                                                           91,246
       52,715  CSL LIMITED                                                                                                1,624,694
       67,527  CUBIST PHARMACEUTICALS INCORPORATED+                                                                       1,420,768
       64,775  CYTEC INDUSTRIES INCORPORATED                                                                              2,763,949
       27,000  DAICEL CHEMICAL INDUSTRIES LIMITED                                                                           180,821
       60,200  DAIICHI SANKYO COMPANY LIMITED                                                                             1,218,297
        4,000  DAINICHISEIKA COLOR & CHEMICALS MANUFACTURING COMPANY LIMITED                                                 14,542
       65,000  DAINIPPON INK & CHEMICALS INCORPORATED                                                                       135,348
       12,300  DAINIPPON SUMITOMO PHARMA COMPANY LIMITED                                                                    120,446
        4,000  DAISO COMPANY LIMITED                                                                                         10,265
        1,626  DC CHEMICAL COMPANY LIMITED+                                                                                 247,426
       57,069  DENDREON CORPORATION+                                                                                      1,782,265
       39,000  DENKI KAGAKU KOGYO KABUSHIKI KAISHA                                                                          157,589
      105,244  DOW CHEMICAL COMPANY                                                                                       2,979,458
       11,705  DR. REDDYS LABORATORIES LIMITED                                                                              290,004
        1,200  EARTH CHEMICAL COMPANY LIMITED                                                                                35,482
       30,567  EASTMAN CHEMICAL COMPANY                                                                                   1,820,265
      104,838  ECOLAB INCORPORATED                                                                                        4,417,873
       77,891  EI DU PONT DE NEMOURS & COMPANY                                                                            2,626,485
       26,700  EISAI COMPANY LIMITED                                                                                      1,041,314
       18,768  ELAN CORPORATION PLC+                                                                                        130,997
        9,136  ELEMENTIS PLC                                                                                                  8,080
       91,700  ELI LILLY & COMPANY                                                                                        3,148,978
       52,636  ESTEE LAUDER COMPANIES INCORPORATED CLASS A                                                                3,165,003
       84,869  ETERNAL CHEMICAL COMPANY LIMITED                                                                              82,296
        4,500  FANCL CORPORATION                                                                                             91,170
       20,000  FIBRECHEM TECHNOLOGIES LIMITED+(a)                                                                                 0
        4,197  FILTRONA PLC                                                                                                  11,967
       32,155  FMC CORPORATION                                                                                            1,838,301
       27,751  FOREST LABORATORIES INCORPORATED+                                                                            829,200
      522,170  FORMOSA CHEMICALS & FIBRE CORPORATION                                                                      1,180,367
      612,810  FORMOSA PLASTICS CORPORATION                                                                               1,322,206

                   124 Wells Fargo Advantage Master Portfolios


                                     Portfolio of Investments--February 28, 2010

DIVERSIFIED STOCK PORTFOLIO

    SHARES     SECURITY NAME                                                                                             VALUE
-------------  ---------------------------------------------------------------------                                ---------------
CHEMICALS & ALLIED PRODUCTS (continued)
        4,573  FRESENIUS KABI PHARMACEUTICALS HOLDING INCORPORATED                                                  $           777
        1,818  FRUTAROM INDUSTRIES LIMITED                                                                                   16,453
        1,000  FUJIMI INCORPORATED                                                                                           16,917
        4,000  FUSO PHARMACEUTICAL INDUSTRIES LIMITED                                                                        12,921
       34,053  GENZYME CORPORATION+                                                                                       1,947,832
      113,102  GILEAD SCIENCES INCORPORATED+                                                                              5,384,786
          343  GIVAUDAN SA                                                                                                  281,776
      239,641  GLAXOSMITHKLINE PLC                                                                                        4,436,010
      128,000  GLOBAL BIO-CHEM TECHNOLOGY                                                                                    34,630
        6,518  GRIFOLS SA                                                                                                    98,515
        2,372  H LUNDBECK AS                                                                                                 41,880
       10,113  HANWHA CHEMICAL CORPORATION+                                                                                 132,963
       66,007  HB FULLER COMPANY                                                                                          1,385,487
        4,874  HENKEL KGAA                                                                                                  214,896
        6,650  HIKMA PHARMACEUTICALS PLC                                                                                     55,770
        6,600  HISAMITSU PHARMACEUTICAL COMPANY INCORPORATED                                                                241,060
        8,100  HITACHI CHEMICAL COMPANY LIMITED                                                                             165,929
        1,667  HONAM PETROCHEMICAL CORPORATION                                                                              171,745
      218,956  HUNTSMAN CORPORATION                                                                                       3,006,266
       68,907  IDEXX LABORATORIES INCORPORATED+<<                                                                         3,638,979
       81,063  IMMUCOR INCORPORATED+                                                                                      1,566,948
        1,885  INTERCELL AG+                                                                                                 54,799
       35,115  INTERNATIONAL FLAVORS & FRAGRANCES INCORPORATED                                                            1,478,693
       36,724  INVERNESS MEDICAL INNOVATIONS INCORPORATED+                                                                1,432,970
        1,094  IPSEN                                                                                                         55,549
      974,221  IRPC PCL                                                                                                     129,641
       10,000  ISHIHARA SANGYO KAISHA LIMITED+                                                                                7,991
       37,248  ISRAEL CHEMICALS LIMITED                                                                                     453,304
        8,735  JOHNSON MATTHEY PLC                                                                                          211,508
       18,100  JSR CORPORATION                                                                                              354,483
        7,703  K+S AG                                                                                                       468,010
       10,000  KAKEN PHARMACEUTICAL COMPANY LIMITED                                                                          88,694
      368,000  KALBE FARMA TBK PT                                                                                            61,498
       25,000  KANEKA CORPORATION                                                                                           149,136
       21,000  KANSAI PAINT COMPANY LIMITED                                                                                 170,184
        6,000  KANTO DENKA KOGYO COMPANY LIMITED                                                                             42,614
       48,700  KAO CORPORATION                                                                                            1,245,387
          469  KCC CORPORATION                                                                                              142,532
        5,300  KEMIRA OYJ                                                                                                    88,477
      109,994  KING PHARMACEUTICALS INCORPORATED+                                                                         1,237,433
       46,500  KINGBOARD CHEMICALS HOLDINGS LIMITED                                                                         208,473
        5,000  KISSEI PHARMACEUTICAL COMPANY LIMITED                                                                        105,014
        2,700  KOBAYASHI PHARMACEUTICAL COMPANY LIMITED                                                                     110,164
        9,530  KONINKLIJKE DSM NV                                                                                           397,925
        6,000  KYORIN COMPANY LIMITED                                                                                        90,022
       23,000  KYOWA HAKKO KOGYO COMPANY LIMITED                                                                            238,426
       11,236  L'OREAL SA                                                                                                 1,163,068
        8,346  LA SEDA DE BARCELONA SA+(a)                                                                                    3,864
        3,878  LANXESS                                                                                                      142,573
       57,100  LEE CHANG YUNG CHEMICAL INDUSTRY CORPORATION                                                                  65,784
        1,076  LG HOUSEHOLD & HEALTH CARE LIMITED CLASS H+                                                                  257,427
       78,705  LIFE TECHNOLOGIES CORPORATION+                                                                             3,995,066
        8,953  LINC ENERGY LIMITED+                                                                                          11,674
        6,500  LINTEC CORPORATION                                                                                           122,691
       21,000  LION CORPORATION                                                                                             104,474
        1,929  LONZA GROUP AG                                                                                               151,914

                   Wells Fargo Advantage Master Portfolios 125


Portfolio of Investments--February 28, 2010

DIVERSIFIED STOCK PORTFOLIO

    SHARES     SECURITY NAME                                                                                             VALUE
-------------  ---------------------------------------------------------------------                                ---------------
CHEMICALS & ALLIED PRODUCTS (continued)
       17,856  MAKHTESHIM-AGAN INDUSTRIES LIMITED                                                                   $        91,007
        1,800  MANDOM CORPORATION                                                                                            50,447
       36,882  MARTEK BIOSCIENCES CORPORATION+                                                                              731,370
       76,612  MEDICIS PHARMACEUTICAL CORPORATION CLASS A                                                                 1,723,770
        2,555  MERCK KGAA                                                                                                   201,087
        4,300  METHANEX CORPORATION                                                                                         101,799
          400  MILBON COMPANY LIMITED                                                                                         9,212
       21,727  MINERALS TECHNOLOGIES INCORPORATED                                                                         1,060,929
        4,700  MIRACA HOLDINGS INCORPORATED                                                                                 142,304
      120,500  MITSUBISHI CHEMICAL HOLDINGS CORPORATION                                                                     546,587
       36,000  MITSUBISHI GAS CHEMICAL COMPANY INCORPORATED                                                                 194,496
       82,000  MITSUI CHEMICALS INCORPORATED                                                                                225,201
       67,208  MONSANTO COMPANY                                                                                           4,748,245
          300  MURAMOTO ELECTRON THAILAND PCL                                                                                 1,461
       60,724  NALCO HOLDING COMPANY                                                                                      1,412,440
      800,570  NAN YA PLASTICS CORPORATION                                                                                1,585,040
       64,848  NBTY INCORPORATED+                                                                                         2,944,099
       12,727  NEWMARKET CORPORATION                                                                                      1,133,339
        2,600  NICHI-IKO PHARMACEUTICAL COMPANY LIMITED                                                                      76,702
        6,000  NIHON PARKERIZING COMPANY LIMITED                                                                             76,583
        4,000  NIPPON CHEMICAL INDUSTRIAL COMPANY LIMITED                                                                     8,914
       14,000  NIPPON KAYAKU COMPANY LIMITED                                                                                115,189
       24,000  NIPPON PAINT COMPANY LIMITED                                                                                 150,464
        6,000  NIPPON SHINYAKU COMPANY LIMITED                                                                               67,466
       12,000  NIPPON SHOKUBAI COMPANY LIMITED                                                                              104,001
       15,000  NIPPON SODA COMPANY LIMITED                                                                                   57,741
        7,000  NIPPON SYNTHETIC CHEMICAL INDUSTRY COMPANY LIMITED                                                            45,225
       14,000  NISSAN CHEMICAL INDUSTRIES LIMITED                                                                           188,305
       14,400  NITTO DENKO CORPORATION                                                                                      530,812
       17,000  NOF CORPORATION                                                                                               66,588
      112,502  NOVARTIS AG                                                                                                6,257,384
       20,940  NOVO NORDISK AS CLASS B                                                                                    1,478,857
       10,887  NUFARM LIMITED                                                                                                94,935
       13,423  NUPLEX INDUSTRIES LIMITED                                                                                     32,054
       92,594  OLIN CORPORATION                                                                                           1,621,321
          289  OMEGA PHARMA SA+                                                                                              14,230
        9,500  ONO PHARMACEUTICAL COMPANY LIMITED                                                                           438,404
       68,291  ONYX PHARMACEUTICALS INCORPORATED+                                                                         1,895,758
       32,656  ORICA LIMITED                                                                                                731,951
       72,660  ORIENTAL UNION CHEMICAL CORPORATION                                                                           57,657
        1,903  ORIFLAME COSMETICS SA                                                                                        111,034
        2,073  ORION OYJ                                                                                                     45,558
       24,654  OSI PHARMACEUTICALS INCORPORATED+                                                                            912,691
          173  PAZ OIL COMPANY LIMITED+                                                                                      25,408
       37,579  PERRIGO COMPANY                                                                                            1,862,791
       10,514  PETKIM PETROKIMYA HOLDING SA+                                                                                 55,408
      744,250  PFIZER INCORPORATED                                                                                       13,061,588
       32,438  PHARMERICA CORPORATION+                                                                                      556,312
       15,228  PPG INDUSTRIES INCORPORATED                                                                                  937,131
       38,302  PRAXAIR INCORPORATED                                                                                       2,878,012
      363,082  PROCTER & GAMBLE COMPANY                                                                                  22,975,829
       25,800  PTT CHEMICAL PCL ADR                                                                                          62,227
        9,520  PZ CUSSONS PLC                                                                                                41,763
        2,396  Q-CELLS AG+                                                                                                   22,867
       18,964  RANBAXY LABORATORIES LIMITED                                                                                 193,486
       29,012  RECKITT BENCKISER GROUP                                                                                    1,525,308

                   126 Wells Fargo Advantage Master Portfolios


                                     Portfolio of Investments--February 28, 2010

DIVERSIFIED STOCK PORTFOLIO

    SHARES     SECURITY NAME                                                                                             VALUE
-------------  ---------------------------------------------------------------------                                ---------------
CHEMICALS & ALLIED PRODUCTS (continued)
        6,569  RECORDATI SPA                                                                                        $        49,285
        4,789  RHODIA SA                                                                                                     91,065
       32,334  ROCHE HOLDING AG                                                                                           5,399,786
        1,055  ROCHE HOLDINGS AG - BEARER SHARES                                                                            181,685
        9,000  ROHTO PHARMACEUTICAL COMPANY LIMITED                                                                         104,542
      172,859  RPM INTERNATIONAL INCORPORATED                                                                             3,327,536
        3,000  SAKAI CHEMICAL INDUSTRY COMPANY LIMITED                                                                       13,101
       39,943  SANOFI-AVENTIS SA                                                                                          2,921,745
       17,805  SANOFI-AVENTIS SA ADR                                                                                        651,663
        6,400  SANTEN PHARMACEUTICAL COMPANY LIMITED                                                                        205,662
        3,000  SANYO CHEMICAL INDUSTRIES LIMITED                                                                             18,605
        1,500  SAWAI PHARMACEUTICAL COMPANY LIMITED                                                                         103,157
       51,287  SCOTTS MIRACLE-GRO COMPANY                                                                                 2,002,757
        5,500  SEIKAGAKU CORPORATION                                                                                         59,120
       65,417  SENSIENT TECHNOLOGIES CORPORATION                                                                          1,728,317
        2,158  SGL CARBON AG+                                                                                                59,121
        4,000  SHIKOKU CHEMICALS CORPORATION                                                                                 21,296
       36,600  SHIN-ETSU CHEMICAL COMPANY LIMITED                                                                         1,969,137
       27,400  SHIONOGI & COMPANY LIMITED                                                                                   559,750
       23,824  SHIRE LIMITED                                                                                                511,118
       38,033  SHISEIDO COMPANY LIMITED                                                                                     842,861
      126,000  SHOWA DENKO KK                                                                                               255,276
        9,866  SIDI KERIR PETROCHEMCIALS COMPANY                                                                             23,362
       92,241  SIGMA PHARMACEUTICALS LIMITED(a)                                                                              74,896
       45,844  SIGMA-ALDRICH CORPORATION                                                                                  2,186,300
       45,943  SMITH & NEPHEW PLC                                                                                           471,813
        9,592  SOCIEDAD QUIMICA Y MINERA DE CHILE SA CLASS B                                                                354,616
      140,797  SOLUTIA INCORPORATED+                                                                                      1,981,014
        2,345  SOLVAY SA                                                                                                    224,249
        2,000  SSP COMPANY LIMITED                                                                                           15,848
          700  ST CORPORATION                                                                                                 7,895
        2,792  STADA ARZNEIMITTEL AG                                                                                         96,982
          600  STELLA CHEMIFA CORPORATION                                                                                    24,683
       23,625  STERLITE INDUSTRIES INDIA LIMITED ADR                                                                         50,601
        3,100  SUMIDA ELECTRIC                                                                                               81,752
       17,000  SUMITOMO BAKELITE COMPANY LIMITED                                                                             89,549
      167,000  SUMITOMO CHEMICAL COMPANY LIMITED                                                                            740,593
        5,273  SYMRISE AG                                                                                                   112,367
        4,470  SYNGENTA AG                                                                                                1,156,770
       24,000  TAISHO PHARMACEUTICAL COMPANY LIMITED                                                                        414,385
       78,000  TAIWAN FERTILIZER COMPANY LIMITED                                                                            235,903
       30,000  TAIYO NIPPON SANSO CORPORATION                                                                               272,835
       13,000  TAKASAGO INTERNATIONAL CORPORATION                                                                            67,016
       67,200  TAKEDA PHARMACEUTICAL COMPANY LIMITED                                                                      3,044,403
       18,000  TANABE SEIYAKU COMPANY LIMITED                                                                               265,609
       44,001  TERRA INDUSTRIES INCORPORATED                                                                              1,811,521
          824  TESSENDERLO CHEMIE NV                                                                                         24,504
       42,133  TEVA PHARMACEUTICAL INDUSTRIES LIMITED                                                                     2,516,385
       19,685  THE MOSAIC COMPANY                                                                                         1,149,407
       72,700  TITAN CHEMICALS CORPORATION+                                                                                  26,471
       25,000  TOAGOSEI COMPANY LIMITED                                                                                      97,642
       21,000  TOKAI CARBON COMPANY LIMITED                                                                                 113,692
       27,000  TOKUYAMA CORPORATION                                                                                         144,049
        4,200  TOKYO OHKA KOKYO                                                                                              74,834

                   Wells Fargo Advantage Master Portfolios 127


Portfolio of Investments--February 28, 2010

DIVERSIFIED STOCK PORTFOLIO

    SHARES     SECURITY NAME                                                                                             VALUE
-------------  ---------------------------------------------------------------------                                ---------------
CHEMICALS & ALLIED PRODUCTS (continued)
       48,000  TOSOH CORPORATION                                                                                    $       115,077
       22,000  TOYO INK MANUFACTURING COMPANY LIMITED                                                                        94,839
        3,609  TRANSPORTADORA DE GAS DEL SUR SA                                                                              10,213
        5,700  TSUMURA & COMPANY                                                                                            175,084
       56,638  TURK SISE VE CAM FABRIKALARI AS                                                                               65,922
       80,000  UBE INDUSTRIES LIMITED JAPAN                                                                                 208,003
        4,207  UCB SA                                                                                                       186,175
        5,097  UMICORE                                                                                                      152,757
      161,000  UNILEVER INDONESIA TBK PT                                                                                    198,340
       54,027  UNITED THERAPEUTICS CORPORATION+                                                                           3,101,690
      141,772  USEC INCORPORATED+                                                                                           618,126
       85,603  VERTEX PHARMACEUTICALS INCORPORATED+<<                                                                     3,476,338
        3,441  VICTREX PLC                                                                                                   45,647
          694  WACKER CHEMIE AG                                                                                              83,197
       69,871  WR GRACE & COMPANY+                                                                                        2,023,464
        8,000  YARA INTERNATIONAL ASA                                                                                       329,520
          930  YUHAN CORPORATION+                                                                                           130,692
       22,000  ZEON CORPORATION                                                                                             115,144
        3,000  ZERIA PHARMACEUTICAL COMPANY LIMITED                                                                          32,551
                                                                                                                        260,480,380
                                                                                                                    ---------------
COAL MINING: 0.61%
       69,675  ALPHA NATURAL RESOURCES INCORPORATED+                                                                      3,205,747
       61,441  ANGLO AMERICAN PLC                                                                                         2,239,076
       71,703  ARCH COAL INCORPORATED<<                                                                                   1,612,600
       11,300  BANPU PCL                                                                                                    187,280
      103,688  BHP BILLITON PLC                                                                                           3,173,135
    2,144,858  BUMI RESOURCES TBK PT                                                                                        516,972
       29,920  CENTENNIAL COAL COMPANY LIMITED                                                                               97,872
      408,962  CHINA COAL ENERGY COMPANY                                                                                    652,261
      398,000  CHINA SHENHUA ENERGY COMPANY LIMITED                                                                       1,712,567
       79,721  CONSOL ENERGY INCORPORATED                                                                                 4,014,750
       10,995  CUDECO LIMITED+                                                                                               38,232
      308,000  FUSHAN INTERNATIONAL ENERGY GROUP LIMITED                                                                    274,584
       88,000  HIDILI INDUSTRY INTERNATIONAL DEVELOPMENT LIMITED                                                             94,324
        6,897  KUMBA IRON ORE LIMITED                                                                                       327,769
       12,547  MACARTHUR COAL LIMITED                                                                                       114,695
       37,727  MASSEY ENERGY COMPANY                                                                                      1,624,902
       51,259  MINERAL DEPOSIT LIMITED+                                                                                      43,641
        4,901  NEYVELI LIGNITE CORPORATION LIMITED                                                                           16,663
       33,864  PEABODY ENERGY CORPORATION                                                                                 1,556,728
       94,500  PT TAMBANG BATUBARA BUKIT ASAM TBK                                                                           157,922
        4,256  SOUTH AUSTRALIA COAL CORPORATION(a)                                                                              378
        3,599  UK COAL PLC+                                                                                                   2,675
       21,641  WHITEHAVEN COAL LIMITED                                                                                       90,185
      258,000  YANZHOU COAL MINING COMPANY LIMITED                                                                          545,771
                                                                                                                         22,300,729
                                                                                                                    ---------------
COMMERCIAL SERVICES: 0.03%
       64,477  CIELO SA                                                                                                     504,855
        6,000  KYODO PRINTING COMPANY LIMITED                                                                                16,883
        8,971  MORNINGSTAR INCORPORATED+                                                                                    395,621
                                                                                                                            917,359
                                                                                                                    ---------------

                   128 Wells Fargo Advantage Master Portfolios


                                     Portfolio of Investments--February 28, 2010

DIVERSIFIED STOCK PORTFOLIO

    SHARES     SECURITY NAME                                                                                             VALUE
-------------  ---------------------------------------------------------------------                                ---------------
COMMUNICATIONS: 3.94%
      150,800  ADVANCED INFO SERVICE PCL THB                                                                        $       401,343
        5,097  AGORA SA+                                                                                                     41,972
          800  AIPHONE COMPANY LIMITED                                                                                       13,975
      125,318  ALCATEL SA                                                                                                   380,526
        2,211  ALVARION LIMITED+                                                                                              7,916
    1,728,324  AMERICA MOVIL SAB DE CV                                                                                    3,847,919
       51,266  AMERICAN TOWER CORPORATION CLASS A+                                                                        2,187,008
       34,226  ANIXTER INTERNATIONAL INCORPORATED+                                                                        1,428,593
       45,955  AOL INCORPORATED+                                                                                          1,138,765
        1,753  ARNOLDO MONDADORI EDITORE SPA                                                                                  6,612
        3,400  ASATSU-DK INCORPORATED                                                                                        66,090
       87,800  ASTRO ALL ASIA NETWORKS PLC                                                                                   87,400
      548,905  AT&T INCORPORATED                                                                                         13,618,333
       57,954  AUSTAR UNITED COMMUNICATIONS LIMITED+                                                                         58,431
       11,700  BCE INCORPORATED                                                                                             324,691
        5,508  BELGACOM SA                                                                                                  206,212
        2,969  BELL ALIANT REGIONAL COMMUNICATIONS INCOME FUND                                                               71,530
       73,300  BEZEQ ISRAELI TELECOMMUNICATION CORPORATION LIMITED                                                          190,281
      142,434  BHARTI AIRTEL LIMITED                                                                                        863,007
        3,061  BRASIL TELECOM SA+                                                                                            33,504
       83,279  BRIGHTPOINT INCORPORATED+                                                                                    593,779
       45,392  BRITISH SKY BROADCASTING PLC                                                                                 376,522
      401,558  BT GROUP PLC                                                                                                 703,527
      102,831  CABLE & WIRELESS PLC                                                                                         213,871
      109,905  CABLEVISION SYSTEMS CORPORATION                                                                            2,646,512
      407,800  CARSO GLOBAL TELECOM SAB DE CV+                                                                            1,827,032
      134,171  CENTURYTEL INCORPORATED                                                                                    4,598,040
       48,800  CHAMPION TECHNOLOGY HOLDINGS LIMITED                                                                           1,635
      485,000  CHINA MOBILE LIMITED                                                                                       4,786,174
    1,600,000  CHINA TELECOM CORPORATION LIMITED                                                                            702,898
    1,447,688  CHINA UNICOM LIMITED                                                                                       1,736,371
      548,753  CHUNGHWA TELECOM COMPANY LIMITED                                                                           1,023,164
      281,640  CINCINNATI BELL INCORPORATED+                                                                                833,654
            1  CITADEL BROADCASTING CORPORATION+(i)                                                                               0
          350  CITIC 1616 HOLDINGS LIMITED                                                                                      111
          394  COGECO CABLE INCORPORATED                                                                                     15,165
        4,296  COLT TELECOM GROUP SA+                                                                                         8,745
       52,000  COMBA TELECOM SYSTEMS HOLDINGS LIMITED                                                                        56,407
      257,609  COMCAST CORPORATION CLASS A                                                                                4,235,092
      101,500  COMCAST CORPORATION CLASS A SPECIAL                                                                        1,572,235
        3,691  CORUS ENTERTAINMENT INCORPORATED CLASS B                                                                      63,247
      109,025  CROWN CASTLE INTERNATIONAL CORPORATION+                                                                    4,121,145
        6,541  CYFROWY POLSAT SA                                                                                             32,521
       73,749  D-LINK CORPORATION                                                                                            74,962
       14,021  DAILY MAIL & GENERAL TRUST CLASS A NV                                                                         95,052
        1,000  DAIMEI TELECOM ENGINEERING CORPORATION                                                                         7,159
        2,000  DENKI KOGYO COMPANY LIMITED                                                                                   10,130
      140,654  DEUTSCHE TELEKOM AG                                                                                        1,809,879
       28,500  DIGI.COM BHD                                                                                                 188,466
       11,582  DISH TV INDIA LIMITED+                                                                                         9,332
        2,934  EGYPTIAN COMPANY FOR MOBILE SERVICES                                                                         114,447
        6,200  ELISA OYJ                                                                                                    129,082
        9,059  EMPRESA NACIONAL DE TELECOMUNICACIONES SA                                                                    128,613
       17,287  EQUINIX INCORPORATED+                                                                                      1,633,103
        3,738  EUTELSAT COMMUNICATIONS                                                                                      124,141

                   Wells Fargo Advantage Master Portfolios 129


Portfolio of Investments--February 28, 2010

DIVERSIFIED STOCK PORTFOLIO

    SHARES     SECURITY NAME                                                                                             VALUE
-------------  ---------------------------------------------------------------------                                ---------------
COMMUNICATIONS (continued)
      223,722  FAR EASTONE TELECOMMUNICATIONS COMPANY LIMITED                                                       $       266,464
          325  FASTWEB+                                                                                                       6,049
       12,600  FORMOSA SUMCO TECHNOLOGY CORPORATION                                                                          32,450
       79,917  FRANCE TELECOM SA                                                                                          1,874,407
       11,264  FRANCE TELECOM SA ADR                                                                                        264,253
        3,280  FREENET AG                                                                                                    46,918
        4,050  GLOBE TELECOM INCORPORATED                                                                                    85,171
      298,002  GRUPO TELEVISA SA                                                                                          1,101,906
       15,586  GTL INFRASTRUCTURE LIMITED+                                                                                   14,384
        8,730  HELLENIC TELECOMMUNICATIONS ORGANIZATION SA                                                                  101,754
        2,700  HIKARI TSUSHIN INCORPORATED                                                                                   47,226
        2,000  HITACHI KOKUSAI ELECTRIC INCORPORATED                                                                         18,549
        1,224  HOT TELECOMMUNICATION SYSTEM LIMITED+                                                                         13,769
       10,014  HURRIYET GAZETECILIK VE MATBAACILIK AS+                                                                       10,425
       13,820  HUSQVARNA AB B SHARES                                                                                         88,970
       58,000  HUTCHISON TELECOMMUNICATIONS HONG KONG HOLDINGS LIMITED                                                        9,415
       58,000  HUTCHISON TELECOMMUNICATIONS INTERNATIONAL LIMITED+                                                           15,916
       43,440  IAC INTERACTIVECORP+                                                                                         972,622
      176,100  IDEA CELLULAR LIMITED+                                                                                       233,374
        5,123  INDEPENDENT NEWS & MEDIA PLC                                                                                     621
       18,130  INMARSAT PLC                                                                                                 202,635
            6  INTERNET INITIATIVE JAPAN INCORPORATED                                                                        11,886
      151,716  ITV PLC                                                                                                      124,922
       49,513  J2 GLOBAL COMMUNICATIONS INCORPORATED+                                                                     1,074,432
        4,000  JAPAN RADIO COMPANY LIMITED                                                                                    7,609
          235  JUPITER TELECOMMUNICATIONS COMPANY LIMITED<<                                                                 275,615
          291  KDDI CORPORATION                                                                                           1,552,524
        3,000  KEPPEL TELECOMMUNICATIONS & TRANSPORTATION LIMITED                                                             2,924
       19,114  KINGSTON COMMUNICATIONS (HULL) PLC                                                                            13,917
       13,911  KT CORPORATION+                                                                                              534,900
        4,663  LAGARDERE SCA                                                                                                170,259
       71,295  LEAP WIRELESS INTERNATIONAL INCORPORATED+<<                                                                1,017,380
      706,200  LEVEL 3 COMMUNICATIONS INCORPORATED+<<                                                                     1,122,858
       57,146  LIBERTY GLOBAL INCORPORATED+                                                                               1,512,655
       54,736  LIBERTY GLOBAL INCORPORATED SERIES A+                                                                      1,471,304
      254,058  LIBERTY MEDIA HOLDING CORPORATION INTERACTIVE SERIES A+                                                    3,198,590
      188,421  LIVE NATION INCORPORATED+                                                                                  2,447,589
       48,339  MAGYAR TELEKOM PLC                                                                                           174,757
        8,074  MAHANAGAR TELEPHONE NIGAM LIMITED                                                                             12,583
        3,045  MANITOBA TELECOM SERVICES INCORPORATED                                                                        92,143
       20,000  MATSUNICHI COMMUNICATION HOLDINGS LIMITED+                                                                     9,018
       28,698  MEDIASET SPA                                                                                                 217,266
      110,340  METROPCS COMMUNICATIONS INCORPORATED+                                                                        680,798
        5,343  MICRO FOCUS INTERNATIONAL PLC                                                                                 38,462
       21,400  MOBILONE LIMITED                                                                                              31,361
        1,295  MOBISTAR SA                                                                                                   76,582
        2,310  MODERN TIMES GROUP MTG B SHARES                                                                              126,843
        9,756  MPHASIS LIMITED+                                                                                             140,283
      121,156  MTN GROUP LIMITED                                                                                          1,755,566
        4,226  MULTIMEDIA POLSKA SA+                                                                                         11,965
       38,966  NETIA SA+                                                                                                     63,905
       41,700  NIPPON TELEGRAPH & TELEPHONE CORPORATION                                                                   1,816,411
      175,063  NOKIA OYJ                                                                                                  2,358,716
        1,221  NTT DOCOMO INCORPORATED                                                                                    1,888,293
       22,450  NTT DOCOMO INCORPORATED ADR                                                                                  347,302
       64,000  OKI ELECTRIC INDUSTRY COMPANY LIMITED                                                                         48,984

                   130 Wells Fargo Advantage Master Portfolios


                                     Portfolio of Investments--February 28, 2010

DIVERSIFIED STOCK PORTFOLIO

    SHARES     SECURITY NAME                                                                                             VALUE
-------------  ---------------------------------------------------------------------                                ---------------
COMMUNICATIONS (continued)
            6  OKINAWA CELLULAR TELEPHONE COMPANY                                                                   $        11,109
      273,417  ORASCOM TELECOM HOLDING SAE+                                                                                 307,781
        5,768  PARTNER COMMUNICATIONS COMPANY LIMITED                                                                       133,554
       34,410  PEARSON PLC                                                                                                  478,511
        8,310  PHILIPPINE LONG DISTANCE TELEPHONE COMPANY                                                                   468,423
       26,732  PORTUGAL TELECOM SGPS SA                                                                                     281,369
        4,919  PRYSMIAN SPA                                                                                                  84,729
      138,500  PT INDONESIAN SATELLITE CORPORATION TBK                                                                       75,667
        7,553  PT MULTIMEDIA SERVICOS DE TELECOMUNICACOES E MULTIMEDIA SGPS SA                                               38,351
      639,200  QWEST COMMUNICATIONS INTERNATIONAL INCORPORATED<<                                                          2,914,752
       53,036  REED ELSEVIER PLC                                                                                            397,877
       69,381  RELIANCE COMMUNICATIONS LIMITED                                                                              237,089
       32,828  RELIANCE COMMUNICATIONS LIMITED++                                                                            112,180
       22,700  ROGERS COMMUNICATIONS INCORPORATED                                                                           747,965
       80,042  ROYAL KPN NV                                                                                               1,275,174
          543  RTL GROUP                                                                                                     38,403
      379,400  SAMART CORPORATION PCL+                                                                                       65,404
       46,138  SAVVIS INCORPORATED+                                                                                         650,084
       52,994  SBA COMMUNICATIONS CORPORATION+                                                                            1,873,868
        3,560  SCHIBSTED ASA                                                                                                 87,958
          259  SEAT PAGINE GIALLE SPA                                                                                            56
       21,200  SHAW COMMUNICATIONS INCORPORATED CLASS B                                                                     402,361
      188,600  SHIN SATELLITE PCL                                                                                            34,509
      634,100  SINGAPORE TELECOMMUNICATIONS LIMITED                                                                       1,375,831
        3,937  SK TELECOM COMPANY LIMITED                                                                                   585,510
           92  SKY PERFECT JSAT HOLDINGS INCORPORATED                                                                        40,799
      132,000  SKYWORTH DIGITAL TECHNOLOGY COMPANY LIMITED                                                                  127,372
        5,679  SOCIETE TELEVISION FRANCAISE                                                                                  91,054
      259,195  SPRINT NEXTEL CORPORATION+                                                                                   863,119
       55,000  STARHUB LIMITED                                                                                               83,731
       10,107  SUN TV NETWORK LIMITED                                                                                        80,935
        1,177  SWISSCOM AG                                                                                                  404,404
       24,271  SYCAMORE NETWORKS INCORPORATED                                                                               467,459
       79,336  SYNIVERSE HOLDINGS INCORPORATED+                                                                           1,334,432
      410,447  TAIWAN MOBILE COMPANY LIMITED                                                                                769,128
        3,567  TATA COMMUNICATIONS LIMITED                                                                                   21,864
       26,818  TATA TELESERVICES MAHARASHTRA LIMITED+                                                                        13,524
          947  TDC AS                                                                                                        42,450
        8,554  TELE NORTE LESTE PARTICIPACOES SA                                                                            177,503
       12,145  TELE2 AB                                                                                                     180,562
        2,951  TELECOM ARGENTINA SA ADR+                                                                                     47,482
      148,828  TELECOM CORPORATION OF NEW ZEALAND LIMITED                                                                   242,132
       36,313  TELECOM EGYPT                                                                                                128,782
      332,171  TELECOM ITALIA RNC SPA                                                                                       352,795
      500,697  TELECOM ITALIA SPA                                                                                           713,136
      158,200  TELECOM MALAYSIA BHD                                                                                         151,441
        3,600  TELECOMUNICACOES DE SAO PAULO SA                                                                              69,723
        3,200  TELEFONAKTIEBOLAGET LM ERICSSON                                                                               31,485
      135,778  TELEFONAKTIEBOLAGET LM ERICSSON CLASS B                                                                    1,357,818
       39,044  TELEFONICA DEL PERU SAA                                                                                       61,692
       10,454  TELEFONICA O2 CZECH REPUBLIC AS                                                                              246,686
      187,760  TELEFONICA SA                                                                                              4,408,916
      599,336  TELEFONOS DE MEXICO SA DE CV                                                                                 470,430
       12,524  TELEKOM AUSTRIA AG                                                                                           164,223
    1,196,000  TELEKOMUNIKASI INDONESIA TBK PT                                                                            1,063,396

                   Wells Fargo Advantage Master Portfolios 131


Portfolio of Investments--February 28, 2010

DIVERSIFIED STOCK PORTFOLIO

    SHARES     SECURITY NAME                                                                                             VALUE
-------------  ---------------------------------------------------------------------                                ---------------
COMMUNICATIONS (continued)
        2,640  TELENET GROUP HOLDING NV                                                                             $        78,545
       33,000  TELENOR ASA                                                                                                  417,163
       28,000  TELEVISION BROADCASTS LIMITED                                                                                127,877
      110,151  TELIASONERA AB                                                                                               762,427
       22,371  TELKOM SOUTH AFRICA LIMITED                                                                                   97,190
      328,632  TELSTRA CORPORATION LIMITED                                                                                  874,725
        3,543  TELUS CORPORATION(a)                                                                                         116,270
        5,700  TELUS CORPORATION (NON-VOTING)                                                                               179,364
       69,000  TENCENT HOLDINGS LIMITED                                                                                   1,352,950
       32,418  TIME WARNER CABLE INCORPORATED                                                                             1,513,596
          588  TISCALI SPA+                                                                                                     122
      277,550  TM INTERNATIONAL SDN BHD+                                                                                    303,997
        2,200  TOKYO BROADCASTING SYSTEM INCORPORATED                                                                        31,770
        2,973  TRINITY MIRROR PLC                                                                                             5,988
      262,500  TRUE CORPORATION PCL+                                                                                         23,182
      270,800  TT&T PCL+                                                                                                      3,030
       80,096  TURKCELL ILETISIM HIZMETLERI AS                                                                              468,716
          300  TV TOKYO CORPORATION                                                                                           6,321
      172,805  TW TELECOM INCORPORATED+                                                                                   2,745,871
       11,367  UNITED BUSINESS MEDIA LIMITED                                                                                 75,795
      268,324  VERIZON COMMUNICATIONS INCORPORATED                                                                        7,762,613
       58,230  VIVENDI SA                                                                                                 1,466,845
       60,497  VODACOM GROUP PROPRIETARY LIMITED                                                                            421,070
    2,150,625  VODAFONE GROUP PLC                                                                                         4,638,530
       31,716  VODAFONE GROUP PLC ADR                                                                                       690,457
       16,000  VTECH HOLDINGS LIMITED                                                                                       161,192
      202,921  WINDSTREAM CORPORATION                                                                                     2,055,590
        1,251  YAHOO! JAPAN CORPORATION                                                                                     468,183
       98,003  YELL GROUP PLC+                                                                                               59,161
       23,446  ZINWELL CORPORATION                                                                                           46,201
       18,635  ZYXEL COMMUNICATIONS CORPORATION                                                                              14,555
                                                                                                                        143,140,485
                                                                                                                    ---------------
COMPUTER SOFTWARE & SERVICES: 0.05%
       51,674  UNISYS CORPORATION+<<                                                                                      1,803,939
        5,090  WIPRO LIMITED                                                                                                 74,796
                                                                                                                          1,878,735
                                                                                                                    ---------------
CONSTRUCTION SPECIAL TRADE CONTRACTORS: 0.16%
        2,812  BOSKALIS WESTMINSTER                                                                                          90,497
       26,316  CHEMED CORPORATION                                                                                         1,409,485
       75,760  EMCOR GROUP INCORPORATED+                                                                                  1,743,995
          155  FLUGHAFEN WIEN AG                                                                                              7,087
      179,246  HKC HOLDINGS LIMITED                                                                                          13,394
       22,390  IRB INFRASTRUCTURE DEVELOPERS LIMITED                                                                        122,622
       10,239  IVRCL INFRASTRUCTURES & PROJECTS LIMITED                                                                      71,499
        8,948  ORASCOM CONSTRUCTION INDUSTRIES                                                                              394,690
       89,612  QUANTA SERVICES INCORPORATED+                                                                              1,702,628
        3,882  SODEXHO ALLIANCE SA                                                                                          230,361
        5,218  WELLSTREAM HOLDINGS PLC                                                                                       39,782
                                                                                                                          5,826,040
                                                                                                                    ---------------
CONSUMER SERVICES: 0.04%
       12,330  LVMH MOET HENNESSY LOUIS VUITTON SA                                                                        1,336,416
                                                                                                                    ---------------

                   132 Wells Fargo Advantage Master Portfolios


Portfolio of Investments--February 28, 2010

DIVERSIFIED STOCK PORTFOLIO

    SHARES     SECURITY NAME                                                                                             VALUE
-------------  ---------------------------------------------------------------------                                ---------------
COSMETICS, PERSONAL CARE: 0.00%
       82,000  BAWANG INTERNATIONAL GROUP HOLDING LIMITED                                                           $        46,059
                                                                                                                    ---------------
DEPOSITORY INSTITUTIONS: 8.29%
       30,000  77 BANK LIMITED                                                                                              163,431
          433  AAREAL BANK AG                                                                                                 8,985
       71,774  ABSA GROUP LIMITED                                                                                         1,234,262
        7,030  ACOM COMPANY LIMITED                                                                                         101,124
       72,100  AFFIN HOLDINGS BHD                                                                                            55,893
       60,068  AFRICAN BANK INVESTMENTS LIMITED                                                                             240,894
        3,420  AGRICULTURAL BANK OF GREECE+                                                                                   7,684
        2,600  AIFUL CORPORATION                                                                                              3,921
       81,934  AKBANK TAS                                                                                                   413,246
       22,824  ALLAHABAD BANK                                                                                                65,618
       36,469  ALLIED IRISH BANKS PLC                                                                                        48,963
       31,561  ALPHA BANK AE                                                                                                297,809
      213,600  AMMB HOLDINGS BHD                                                                                            307,338
       30,160  ANDHRA BANK                                                                                                   64,794
       16,925  ANGLO IRISH BANK CORPORATION PLC(a)                                                                                0
       37,000  AOZORA BANK LIMITED                                                                                           47,476
      219,281  ASSOCIATED BANC-CORP                                                                                       2,830,918
      114,876  ASTORIA FINANCIAL CORPORATION                                                                              1,524,405
       48,136  ASYA KATILIM BANKASI AS+                                                                                     113,298
      233,647  AUSTRALIA & NEW ZEALAND BANKING GROUP LIMITED                                                              4,845,389
       28,825  AXIS BANK LIMITED+                                                                                           703,041
       33,259  BANCA CARIGE SPA                                                                                              84,596
      116,685  BANCA MONTE DEI PASCHI DI SIENA SPA                                                                          172,866
        9,849  BANCA PICCOLO CREDITO VALTELLINESE SCARL                                                                      64,037
       16,468  BANCA POPOLARE DI MILANO SCARL                                                                                96,982
      165,103  BANCO BILBAO VIZCAYA ARGENTARIA SA                                                                         2,146,960
        9,820  BANCO BILBAO VIZCAYA ARGENTARIA SA ADR                                                                       127,169
        8,813  BANCO BPI SA                                                                                                  23,256
       49,995  BANCO BRADESCO SA                                                                                            707,120
      171,214  BANCO COMERCIAL PORTUGUES SA                                                                                 173,451
    1,049,717  BANCO DE CHILE                                                                                               106,022
        2,804  BANCO DE CREDITO DEL PERU                                                                                      6,902
        4,546  BANCO DE CREDITO E INVERSIONES                                                                               163,734
      112,266  BANCO DE ORO                                                                                                  92,490
       37,413  BANCO DE SABADE                                                                                              180,951
       10,900  BANCO DE VALENCIA SA+                                                                                         70,054
      104,668  BANCO DO BRASIL SA                                                                                         1,724,243
        3,199  BANCO ESPANOL DE CREDITO SA                                                                                   32,203
       22,698  BANCO ESPIRITO SANTO SA                                                                                      113,088
        1,156  BANCO GUIPUZCOANO SA                                                                                           8,815
       70,925  BANCO ITAU HOLDING FINANCEIRA SA                                                                           1,134,235
        2,243  BANCO MACRO SA                                                                                                58,453
        5,847  BANCO PASTOR SA                                                                                               36,225
       25,330  BANCO POPOLARE SPA                                                                                           161,244
       37,726  BANCO POPULAR ESPANOL SA                                                                                     249,656
      309,301  BANCO SANTANDER CENTRAL HISPANO SA                                                                         4,021,655
       67,208  BANCO SANTANDER CENTRAL HISPANO SA ADR                                                                       876,392
    4,439,540  BANCO SANTANDER CHILE SA                                                                                     274,114
      104,192  BANCORPSOUTH INCORPORATED<<                                                                                2,028,618
       31,000  BANGKOK BANK PCL (NON VOTING)                                                                                111,099
    1,473,500  BANK CENTRAL ASIA TBK PT                                                                                     769,503
       71,656  BANK HAPOALIM LIMITED+                                                                                       297,508

                   Wells Fargo Advantage Master Portfolios 133


Portfolio of Investments--February 28, 2010

DIVERSIFIED STOCK PORTFOLIO

    SHARES     SECURITY NAME                                                                                             VALUE
-------------  ---------------------------------------------------------------------                                ---------------
DEPOSITORY INSTITUTIONS (continued)
       95,637  BANK LEUMI LE-ISRAEL                                                                                 $       404,414
      775,500  BANK MANDIRI PERSERO TBK PT                                                                                  371,758
       37,612  BANK MILLENNIUM SA                                                                                            50,257
      210,000  BANK NIAGA                                                                                                    17,097
      799,366  BANK OF AMERICA CORPORATION                                                                               13,317,438
       17,473  BANK OF BARODA                                                                                               221,155
    6,355,000  BANK OF CHINA LIMITED                                                                                      3,086,561
      650,000  BANK OF COMMUNICATIONS LIMITED                                                                               715,137
      144,260  BANK OF EAST ASIA LIMITED                                                                                    526,886
          900  BANK OF GREECE                                                                                                52,451
       55,314  BANK OF HAWAII CORPORATION                                                                                 2,334,804
       18,815  BANK OF INDIA                                                                                                136,037
       40,778  BANK OF IRELAND                                                                                               55,525
       29,000  BANK OF KYOTO LIMITED                                                                                        251,337
      111,632  BANK OF NEW YORK MELLON CORPORATION                                                                        3,183,745
       17,274  BANK OF QUEENSLAND LIMITED                                                                                   168,278
      153,700  BANK OF THE PHILIPPINE ISLANDS                                                                               156,616
        3,200  BANK OF THE RYUKYUS LIMITED                                                                                   35,730
      118,000  BANK OF YOKOHAMA LIMITED                                                                                     591,029
       11,725  BANK PEKAO SA                                                                                                637,197
          309  BANK PRZEMYSLOWO HANDLOWY PBK                                                                                  7,836
      648,000  BANK RAKYAT INDONESIA                                                                                        496,326
          696  BANK SARASIN & CIE AG                                                                                         23,000
        3,417  BANK ZACHODNI WBK SA                                                                                         206,462
       11,042  BANKINTER SA                                                                                                  90,137
          244  BANQUE CANTONALE VAUDOISE WAADTLAENDER KANTONALBANK                                                          108,684
           10  BANQUE NATIONALE DE BELGIQUE+                                                                                 46,160
      522,721  BARCLAYS PLC                                                                                               2,490,764
       62,712  BB&T CORPORATION                                                                                           1,789,173
        6,717  BBVA BANCO FRANCES SA                                                                                         40,839
       30,910  BENDIGO BANK LIMITED                                                                                         266,489
       15,636  BNP PARIBAS ADR                                                                                              565,710
       38,043  BNP PARIBAS SA                                                                                             2,752,201
      441,500  BOC HONG KONG HOLDINGS LIMITED                                                                               995,375
        9,862  BOK FINANCIAL CORPORATION                                                                                    453,455
        7,122  BRADFORD & BINGLEY PLC+(a)                                                                                     2,172
        1,078  BRE BANK SA                                                                                                   86,052
       19,201  BUSAN BANK+                                                                                                  192,854
       13,142  CANARA BANK                                                                                                  112,023
      947,000  CATHAY FINANCIAL HOLDING COMPANY LIMITED                                                                   1,526,538
       71,852  CATHAY GENERAL BANCORP                                                                                       699,120
      422,000  CHANG HWA COMMERCIAL BANK                                                                                    186,181
       77,000  CHIBA BANK LIMITED                                                                                           468,873
        9,110  CHINA BANKING CORPORATION                                                                                     71,102
      713,000  CHINA CITIC BANK                                                                                             476,733
    5,881,000  CHINA CONSTRUCTION BANK                                                                                    4,447,411
    1,218,161  CHINA DEVELOPMENT FINANCIAL HOLDING CORPORATION+                                                             331,578
       74,000  CHINA EVERBRIGHT LIMITED                                                                                     179,610
      994,582  CHINA TRUST FINANCIAL HOLDING COMPANY LIMITED                                                                539,581
        5,000  CHUKYO BANK LIMITED THE                                                                                       15,026
    1,936,800  CITIGROUP INCORPORATED                                                                                     6,585,120
       18,339  CITY NATIONAL CORPORATION                                                                                    915,483
       67,498  COMERICA INCORPORATED                                                                                      2,435,328
       27,525  COMMERCIAL INTERNATIONAL BANK                                                                                315,610
       28,459  COMMERZBANK AG<<                                                                                             212,240
      133,338  COMMONWEALTH BANK OF AUSTRALIA                                                                             6,443,308

                   134 Wells Fargo Advantage Master Portfolios


                                     Portfolio of Investments--February 28, 2010

DIVERSIFIED STOCK PORTFOLIO

    SHARES     SECURITY NAME                                                                                             VALUE
-------------  ---------------------------------------------------------------------                                ---------------
DEPOSITORY INSTITUTIONS (continued)
        7,687  COSMOS BANK TAIWAN+                                                                                  $         1,647
        6,797  CREDICORP LIMITED                                                                                            530,846
          137  CREDIT AGRICOLE D'ILE-DE-FRANCE                                                                               11,118
       52,307  CREDIT AGRICOLE SA                                                                                           777,764
       49,446  CREDIT SUISSE GROUP                                                                                        2,195,554
        1,169  CREDITO EMILIANO SPA+                                                                                          7,648
       12,674  DAEGU BANK                                                                                                   161,717
        8,000  DAH SING BANKING GROUP LIMITED                                                                                10,368
       12,031  DAH SING FINANCIAL HOLDINGS LIMITED                                                                           61,068
       19,640  DANSKE BANK                                                                                                  447,376
      161,500  DBS GROUP HOLDINGS LIMITED                                                                                 1,608,451
        3,415  DEUTSCHE POSTBANK AG                                                                                         105,463
       29,597  DEXIA                                                                                                        160,075
       38,000  DNB NOR ASA                                                                                                  412,848
      156,395  E.SUN FINANCIAL HOLDING COMPANY LIMITED                                                                       58,028
      117,025  EAST WEST BANCORP INCORPORATED<<                                                                           2,050,278
       12,018  EFG EUROBANK ERGASIAS SA+                                                                                     95,895
        1,432  EFG INTERNATIONAL                                                                                             19,662
       28,449  EGYPTIAN FINANCIAL GROUP-HERMES HOLDING                                                                      150,329
          640  EMPORIKI BANK OF GREECE SA+                                                                                    3,468
       63,977  ENTIE COMMERCIAL BANK+                                                                                        16,018
       16,500  EON CAPITAL BHD                                                                                               33,431
       10,066  ERSTE BANK DER OESTERREICHISCHEN SPARKASSEN AG                                                               379,255
       55,297  EURONET WORLDWIDE INCORPORATED+                                                                            1,001,982
      204,857  FAR EASTERN INTERNATIONAL BANK+                                                                               62,596
       16,000  FERROCHINA LIMITED+(a)                                                                                             0
      362,529  FIFTH THIRD BANCORP                                                                                        4,426,479
       24,245  FIRST FINANCIAL BANKSHARE                                                                                  1,269,226
      296,685  FIRST HORIZON NATIONAL CORPORATION+                                                                        3,797,568
       90,963  FIRST MIDWEST BANCORP INCORPORATED                                                                         1,236,187
      242,851  FIRST NIAGARA FINANCIAL GROUP INCORPORATED                                                                 3,409,628
      114,866  FIRSTMERIT CORPORATION                                                                                     2,428,267
      262,836  FIRSTRAND LIMITED                                                                                            619,098
      148,374  FNB CORPORATION PA<<                                                                                       1,127,642
      101,553  FORTIS                                                                                                       347,773
      669,000  FUBON FINANCIAL HOLDING COMPANY LIMITED                                                                      740,494
      930,960  FUHWA FINANCIAL HOLDINGS COMPANY LIMITED                                                                     528,287
       69,000  FUKUOKA FINANCIAL GROUP INCORPORATED                                                                         253,959
      235,591  FULTON FINANCIAL CORPORATION                                                                               2,266,385
       38,197  GETIN HOLDING SA+                                                                                            119,090
        8,178  GREEK POSTAL SAVINGS BANK+                                                                                    42,538
       79,679  GRUPO SECURITY SA                                                                                             23,991
        9,000  GUOCO GROUP LIMITED                                                                                           92,584
       36,655  HANCOCK HOLDING COMPANY                                                                                    1,477,930
       68,200  HANG SENG BANK LIMITED                                                                                       997,237
        4,397  HDFC BANK LIMITED ADR                                                                                        535,071
        5,000  HIGASHI-NIPPON BANK LIMITED                                                                                    9,736
      110,000  HOKUHOKU FINANCIAL GROUP INCORPORATED                                                                        231,527
       66,300  HONG LEONG BANK BHD                                                                                          163,535
       68,900  HONG LEONG FINANCIAL GROUP BHD                                                                               155,786
      802,464  HSBC HOLDINGS PLC                                                                                          8,805,001
      495,715  HUA NAN FINANCIAL HOLDINGS COMPANY LIMITED                                                                   309,122
      216,922  HUDSON CITY BANCORP INCORPORATED                                                                           2,932,785
      326,996  HUNTINGTON BANCSHARES INCORPORATED                                                                         1,572,851
       23,851  IBERIABANK CORPORATION                                                                                     1,362,131
       63,991  ICICI BANK LIMITED                                                                                         1,210,492

                   Wells Fargo Advantage Master Portfolios 135


Portfolio of Investments--February 28, 2010

DIVERSIFIED STOCK PORTFOLIO

    SHARES     SECURITY NAME                                                                                             VALUE
-------------  ---------------------------------------------------------------------                                ---------------
DEPOSITORY INSTITUTIONS (continued)
       17,440  ICICI BANK LIMITED ADR                                                                               $       667,080
        9,142  INDIAN BANK                                                                                                   32,529
       27,110  INDIAN OVERSEAS BANK                                                                                          51,862
      106,000  INDIKA ENERGY TBK PT                                                                                          25,265
    7,954,103  INDUSTRIAL & COMMERCIAL BANK OF CHINA CLASS H                                                              5,625,764
       21,470  INDUSTRIAL BANK OF KOREA+                                                                                    244,335
       31,351  INDUSTRIAL DEVELOPMENT BANK OF INDIA LIMITED                                                                  80,953
          346  ING BANK SLASKI SA+                                                                                           78,368
       68,603  INTERNATIONAL BANCSHARES CORPORATION                                                                       1,454,384
      445,549  INTESA SANPAOLO                                                                                            1,566,756
       37,019  INTESA SANPAOLO RNC+                                                                                          99,856
       22,489  IOOF HOLDINGS LIMITED                                                                                        123,548
       32,895  ISRAEL DISCOUNT BANK LIMITED+                                                                                 71,814
        5,000  JACCS COMPANY LIMITED                                                                                         10,862
       62,000  JOYO BANK LIMITED                                                                                            249,131
      363,377  JPMORGAN CHASE & COMPANY                                                                                  15,250,933
        9,300  JULIUS BAER HOLDING AG                                                                                       101,462
        2,668  JYSKE BANK+                                                                                                   92,894
        6,000  KANSAI URBAN BANKING CORPORATION                                                                               9,995
          590  KBC ANCORA+                                                                                                   12,854
        5,788  KBC GROEP NV                                                                                                 261,736
      404,550  KEYCORP                                                                                                    2,892,533
        6,000  KIATNAKIN FINANCE                                                                                              4,537
       71,000  KIYO HOLDINGS                                                                                                 91,902
       36,430  KOREA EXCHANGE BANK                                                                                          400,450
        4,364  KOREA INVESTMENT HOLDINGS COMPANY LIMITED                                                                    114,001
       19,017  KOTAK MAHINDRA BANK LIMITED                                                                                  306,982
        1,838  KREDYT BANK SA                                                                                                 8,758
      346,900  KRUNG THAI BANK PCL ADR                                                                                      104,915
          178  LIECHTENSTEIN LANDESBANK                                                                                      11,557
        6,000  LIU CHONG HING BANK LIMITED                                                                                   10,899
    1,667,525  LLOYDS TSB GROUP PLC                                                                                       1,334,887
        3,708  LLOYDS TSB GROUP PLC ADR<<                                                                                    12,051
       32,921  M&T BANK CORPORATION<<                                                                                     2,549,073
      299,056  MALAYAN BANKING BHD                                                                                          612,075
      134,800  MALAYSIAN PLANTATIONS BHD                                                                                    110,041
      235,598  MARSHALL & ILSLEY CORPORATION                                                                              1,668,034
       65,211  MB FINANCIAL INCORPORATED                                                                                  1,327,044
      955,000  MEGA FINANCIAL HOLDING COMPANY LIMITED                                                                       528,529
       90,100  METROPOLITAN BANK & TRUST COMPANY                                                                             86,926
    1,290,770  MITSUBISHI UFJ FINANCIAL GROUP INCORPORATED                                                                6,523,223
      143,000  MITSUI TRUST HOLDINGS INCORPORATED                                                                           515,054
       15,000  MIYAZAKI BANK LIMITED+                                                                                        46,767
    1,278,200  MIZUHO FINANCIAL GROUP INCORPORATED                                                                        2,474,539
      122,000  MIZUHO TRUST & BANKING COMPANY LIMITED                                                                       118,093
      195,505  NATIONAL AUSTRALIA BANK LIMITED                                                                            4,457,384
       20,903  NATIONAL BANK OF GREECE SA                                                                                   389,937
       24,348  NATIONAL BANK OF GREECE SA ADR                                                                                93,983
      168,800  NATIONAL PENN BANCSHARES INCORPORATED                                                                      1,163,032
       33,169  NATIXIS                                                                                                      163,722
       16,017  NEDBANK GROUP LIMITED                                                                                        248,888
      188,020  NEW YORK COMMUNITY BANCORP INCORPORATED<<                                                                  2,912,430
      134,038  NEWALLIANCE BANCSHARES INCORPORATED                                                                        1,605,775
        1,100  NIS GROUP COMPANY LIMITED                                                                                        248
       64,000  NISHI-NIPPON CITY BANK LIMITED                                                                               172,885
      114,574  NORDEA BANK AB                                                                                             1,118,454

                   136 Wells Fargo Advantage Master Portfolios


                                     Portfolio of Investments--February 28, 2010

DIVERSIFIED STOCK PORTFOLIO

    SHARES     SECURITY NAME                                                                                             VALUE
-------------  ---------------------------------------------------------------------                                ---------------
DEPOSITORY INSTITUTIONS (continued)
       30,600  NORTHERN TRUST CORPORATION                                                                           $     1,630,674
       10,068  OKO BANK                                                                                                     111,729
      115,342  OLD NATIONAL BANCORP                                                                                       1,310,285
       14,000  ORIENT CORPORATION                                                                                            12,764
       12,374  ORIENTAL BANK OF COMMERCE                                                                                     73,605
       22,874  OTP BANK NYRT                                                                                                629,453
      217,999  OVERSEA-CHINESE BANKING CORPORATION LIMITED                                                                1,316,648
       32,248  PACWEST BANCORP                                                                                              654,634
       13,313  PIRAEUS BANK SA+                                                                                             111,304
       89,587  PKO BANK POLSKI SA                                                                                         1,137,043
       48,287  PNC FINANCIAL SERVICES GROUP                                                                               2,595,909
      858,855  POPULAR INCORPORATED                                                                                       1,657,590
       82,778  PRIVATEBANCORP INCORPORATED                                                                                1,076,114
       74,223  PROVIDENT FINANCIAL SERVICES INCORPORATED                                                                    813,484
      268,394  PT BANK DANAMON INDONESIA TBK                                                                                143,038
      264,000  PT BANK PAN INDONESIA TBK+                                                                                    22,625
      152,465  PUBLIC BANK BHD                                                                                              496,949
        1,936  RAIFFEISEN INTERNATIONAL BANK HOLDINGS                                                                        86,993
       43,005  REDECARD SA                                                                                                  625,865
      531,189  REGIONS FINANCIAL CORPORATION<<                                                                            3,585,526
       53,400  RESONA HOLDINGS INCORPORATED                                                                                 645,524
       73,600  RHB CAPITAL BHD                                                                                              114,112
       67,531  RMB HOLDINGS LIMITED                                                                                         257,007
      873,519  ROYAL BANK OF SCOTLAND GROUP PLC                                                                             501,742
       27,700  SAPPORO HOLDINGS                                                                                             121,594
        1,800  SCOTIABANK PERU SA                                                                                            87,219
       22,933  SEKERBANK TAS+                                                                                                33,513
           58  SEVEN BANK LIMITED                                                                                           120,511
       21,000  SHIGA BANK                                                                                                   128,820
        1,000  SHIMIZU BANK LIMITED THE                                                                                      39,957
      726,192  SHIN KONG FINANCIAL HOLDING COMPANY LIMITED+                                                                 258,121
       88,000  SHINSEI BANK LIMITED                                                                                          99,049
       60,000  SHIZUOKA BANK LIMITED                                                                                        531,487
      107,800  SIAM CITY BANK PCL                                                                                            97,807
      150,000  SIAM COMMERCIAL BANK PCL                                                                                     381,068
      727,000  SINOPAC FINANCIAL HOLDINGS COMPANY LIMITED                                                                   234,608
       73,640  SKANDINAVISKA ENSKILDA BANKEN AB CLASS A                                                                     445,261
        4,259  SNS REAAL                                                                                                     21,678
      490,509  SOCIEDAD MATRIZ BANCO DE CHILE CLASS B                                                                        76,649
       30,907  SOCIETE GENERALE                                                                                           1,700,215
       19,732  SOCIETE GENERALE ADR                                                                                         217,644
          210  ST. GALLER KANTONALBANK                                                                                       95,983
      135,787  STANDARD BANK GROUP LIMITED                                                                                1,889,501
       76,941  STANDARD CHARTERED PLC                                                                                     1,832,532
       20,095  STATE BANK OF INDIA LIMITED                                                                                  860,504
        5,484  STATE BANK OF INDIA LIMITED GDR++                                                                            473,818
       45,500  STATE STREET CORPORATION                                                                                   2,043,405
      103,942  STERLING BANCSHARES INCORPORATED (TEXAS)                                                                     490,606
          988  SUMITOMO MITSUI FINANCIAL GROUP INCORPORATED                                                                   3,191
      166,000  SUMITOMO TRUST & BANKING COMPANY LIMITED                                                                     937,948
      112,893  SUNCORP-METWAY LIMITED                                                                                       864,032
       20,000  SURUGA BANK LIMITED                                                                                          183,466
      108,495  SUSQUEHANNA BANCSHARES INCORPORATED                                                                          905,933
       47,222  SVB FINANCIAL GROUP+                                                                                       2,104,212
       24,300  SVENSKA HANDELSBANKEN                                                                                        662,901
       47,200  SWEDBANK AB                                                                                                  450,498

                   Wells Fargo Advantage Master Portfolios 137


Portfolio of Investments--February 28, 2010

DIVERSIFIED STOCK PORTFOLIO

    SHARES     SECURITY NAME                                                                                             VALUE
-------------  ---------------------------------------------------------------------                                ---------------
DEPOSITORY INSTITUTIONS (continued)
        3,160  SYDBANK AG                                                                                           $        77,763
       18,615  SYNDICATE BANK                                                                                                33,834
       16,000  SYNEAR FOOD HOLDINGS LIMITED                                                                                   3,415
      551,817  SYNOVUS FINANCIAL CORPORATION<<                                                                            1,572,678
       91,000  TA CHONG BANK LIMITED+                                                                                        17,847
      523,030  TAISHIN FINANCIAL HOLDINGS COMPANY LIMITED                                                                   176,124
      266,000  TAIWAN BUSINESS BANK+                                                                                         67,925
       52,649  TCF FINANCIAL CORPORATION                                                                                    760,252
       15,516  THANACHART CAPITAL PCL                                                                                         9,432
        1,100  THE AICHI BANK LIMITED                                                                                        81,096
       19,000  THE AKITA BANK LIMITED                                                                                        75,919
       14,000  THE AOMORI BANK LIMITED                                                                                       34,510
       19,000  THE AWA BANK LIMITED                                                                                         105,645
        1,800  THE BANK OF IWATE LIMITED                                                                                    101,908
       19,000  THE BANK OF NAGOYA LIMITED                                                                                    72,497
        2,000  THE BANK OF OKINAWA LIMITED                                                                                   78,451
       25,000  THE BANK OF SAGA LIMITED                                                                                      69,784
        4,700  THE CHIBA KOGYO BANK LIMITED+                                                                                 35,285
       20,000  THE CHUGOKU BANK LIMITED                                                                                     260,003
        8,000  THE DAISAN BANK LIMITED                                                                                       22,601
       29,000  THE DAISHI BANK LIMITED                                                                                       98,576
       27,000  THE EHIME BANK LIMITED                                                                                        75,671
       25,000  THE EIGHTEENTH BANK LIMITED                                                                                   73,724
       32,000  THE FUKUI BANK LIMITED                                                                                       105,892
       46,000  THE HACHIJUNI BANK LIMITED                                                                                   255,771
       21,000  THE HIGO BANK LIMITED                                                                                        112,983
       50,000  THE HIROSHIMA BANK LIMITED                                                                                   207,102
       24,000  THE HOKKOKU BANK LIMITED                                                                                      86,713
       21,000  THE HOKUETSU BANK LIMITED                                                                                     34,746
       24,000  THE HYAKUGO BANK LIMITED                                                                                     109,674
       29,000  THE HYAKUJUSHI BANK LIMITED                                                                                  108,695
       25,000  THE IYO BANK LIMITED                                                                                         222,579
       35,000  THE JUROKU BANK LIMITED                                                                                      139,456
        3,000  THE KAGAWA BANK LIMITED                                                                                       10,029
       15,000  THE KAGOSHIMA BANK LIMITED                                                                                   104,677
        2,400  THE KANTO TSUKUBA BANK LIMITED                                                                                 7,375
       22,000  THE KEIYO BANK LIMITED                                                                                       104,497
        5,000  THE MICHINOKU BANK LIMITED                                                                                    10,017
        4,000  THE MIE BANK LIMITED                                                                                          10,580
        7,000  THE MINATO BANK LIMITED                                                                                        9,218
        3,200  THE MUSASHINO BANK LIMITED                                                                                    90,405
       22,000  THE NANTO BANK LIMITED                                                                                       119,849
       33,000  THE OGAKI KYORITSU BANK LIMITED                                                                              115,516
       23,000  THE OITA BANK LIMITED                                                                                         83,359
       16,000  THE SAN-IN GODO BANK LIMITED                                                                                 126,783
       28,000  THE SHIKOKU BANK LIMITED                                                                                      90,135
        9,000  THE TOCHIGI BANK LIMITED                                                                                      37,785
       21,000  THE TOHO BANK LIMITED                                                                                         69,492
        3,000  THE TOKUSHIMA BANK LIMITED                                                                                    10,096
    2,682,765  TMB BANK PCL+                                                                                                106,288
        5,300  TOKYO TOMIN BANK LIMITED                                                                                      67,708
       95,493  TRUSTCO BANK CORPORATION NEW YORK SHARES                                                                     577,733
       72,688  TRUSTMARK CORPORATION                                                                                      1,657,286
       13,375  TURK EKONOMI BANKASI AS+                                                                                      20,843
      128,259  TURKIYE IS BANKASI                                                                                           354,962
       59,151  TURKIYE IS BANKASI AS+                                                                                       156,053

                   138 Wells Fargo Advantage Master Portfolios


                                     Portfolio of Investments--February 28, 2010

DIVERSIFIED STOCK PORTFOLIO

    SHARES     SECURITY NAME                                                                                             VALUE
-------------  ---------------------------------------------------------------------                                ---------------
DEPOSITORY INSTITUTIONS (continued)
       65,353  TURKIYE VAKIFLAR BANKASI TAO                                                                         $       148,750
      163,110  UBS AG                                                                                                     2,248,694
       38,627  UMB FINANCIAL CORPORATION                                                                                  1,479,800
      113,150  UMPQUA HOLDINGS CORPORATION                                                                                1,412,112
      838,026  UNICREDITO ITALIANO SPA                                                                                    2,119,020
       42,977  UNION BANK HONG KONG                                                                                          92,464
       27,062  UNION BANK OF INDIA                                                                                          150,116
       33,246  UNIONE DI BANCHE SCPA                                                                                        413,989
       56,116  UNITED BANKSHARES INCORPORATED<<                                                                           1,381,576
        8,324  UNITED MIZRAHI BANK LIMITED+                                                                                  72,953
      110,000  UNITED OVERSEAS BANK LIMITED                                                                               1,458,633
      180,563  US BANCORP                                                                                                 4,443,655
          637  VALIANT HOLDING AG                                                                                           120,848
       63,344  VALLEY NATIONAL BANCORP                                                                                      912,154
           62  VERWALTUNGS-UND PRIVAT-BANK AG                                                                                 6,216
          361  VONTOBEL HOLDINGS AG                                                                                          10,737
      150,770  WASHINGTON FEDERAL INCORPORATED                                                                            2,938,507
      251,914  WATERLAND FINANCIAL HOLDINGS+                                                                                 78,938
       95,574  WEBSTER FINANCIAL CORPORATION                                                                              1,529,184
      452,720  WELLS FARGO & COMPANY(l)                                                                                  12,377,365
       33,640  WESTAMERICA BANCORPORATION<<                                                                               1,846,163
       89,293  WESTERN UNION COMPANY                                                                                      1,409,044
      270,622  WESTPAC BANKING CORPORATION                                                                                6,337,348
      120,273  WHITNEY HOLDING CORPORATION                                                                                1,545,508
       90,229  WILMINGTON TRUST CORPORATION<<                                                                             1,301,102
       15,500  WING HANG BANK LIMITED                                                                                       129,896
       31,106  WINTRUST FINANCIAL CORPORATION                                                                             1,058,848
        1,200  YACHIYO BANK LIMITED                                                                                          27,689
       16,000  YAMAGATA BANK LIMITED                                                                                         70,415
       83,222  YAPI VE KREDI BANKASI AS+                                                                                    178,660
        8,719  YES BANK LIMITED+                                                                                             44,744
       61,400  ZIONS BANCORPORATION                                                                                       1,138,356
                                                                                                                        300,944,479
                                                                                                                    ---------------
DIVERSIFIED FINANCIAL SERVICES: 0.01%
        1,964  CANACCORD FINANCIAL INCORPORATED                                                                              15,810
        2,023  DUNDEEWEALTH INCORPORATED                                                                                     26,571
        3,500  GMP CAPITAL INCORPORATED                                                                                      41,879
        5,380  LIC HOUSING FINANCE LIMITED                                                                                   87,792
       16,492  PARAGON GROUP OF COMPANIES PLC                                                                                33,823
                                                                                                                            205,875
                                                                                                                    ---------------
E-COMMERCE/SERVICES: 0.13%
       38,327  AMAZON.COM INCORPORATED+                                                                                   4,537,917
           18  GOURMET NAVIGATOR INCORPORATED                                                                                36,914
        1,000  GREE INCORPORATED                                                                                             61,568
        7,620  SMS MANAGEMENT & TECHNOLOGY LIMITED                                                                           46,096
                                                                                                                          4,682,495
                                                                                                                    ---------------
EATING & DRINKING PLACES: 0.65%
        5,082  AUTOGRILL SPA                                                                                                 63,110
       40,352  BOB EVANS FARMS INCORPORATED                                                                               1,150,436
      135,886  BRINKER INTERNATIONAL INCORPORATED                                                                         2,460,895
       39,407  BURGER KING HOLDINGS INCORPORATED                                                                            704,991
       16,248  C&C GROUP PLC                                                                                                 59,956

                   Wells Fargo Advantage Master Portfolios 139


Portfolio of Investments--February 28, 2010

DIVERSIFIED STOCK PORTFOLIO

    SHARES     SECURITY NAME                                                                                             VALUE
-------------  ---------------------------------------------------------------------                                ---------------
EATING & DRINKING PLACES (continued)
       25,693  CEC ENTERTAINMENT INCORPORATED+                                                                      $       900,540
       76,031  CHEESECAKE FACTORY INCORPORATED+<<                                                                         1,798,133
       21,500  CHINA HUIYUAN JUICE GROUP                                                                                     14,209
       13,810  CHIPOTLE MEXICAN GRILL INCORPORATED+                                                                       1,446,045
       42,449  CROWN LIMITED                                                                                                304,342
       11,982  ENTERPRISE INNS PLC                                                                                           18,544
      191,551  FOSTER'S GROUP LIMITED                                                                                       925,291
          418  HITE BREWERY COMPANY LIMITED                                                                                  51,173
        5,200  ITO EN LIMITED                                                                                                79,775
       57,512  JACK IN THE BOX INCORPORATED+                                                                              1,214,653
        3,500  KISOJI COMPANY LIMITED                                                                                        75,125
       99,314  MCDONALD'S CORPORATION                                                                                     6,341,199
       19,207  MITCHELLS & BUTLERS PLC                                                                                       83,028
        2,064  OBRASCON HUARTE LAIN SA                                                                                       45,698
       23,322  PAPA JOHN'S INTERNATIONAL INCORPORATED+                                                                      569,290
       24,618  PF CHANG'S CHINA BISTRO INCORPORATED+<<                                                                    1,044,788
       32,370  PUNCH TAVERNS PLC                                                                                             37,931
        5,909  RESTAURANT GROUP PLC                                                                                          18,597
       43,265  SABMILLER PLC                                                                                              1,134,692
       31,000  SAPPORO HOLDINGS LIMITED                                                                                     160,155
      166,508  WENDY'S ARBY'S GROUP INCORPORATED                                                                            812,559
        6,949  WHITBREAD PLC                                                                                                150,461
       58,072  YUM! BRANDS INCORPORATED                                                                                   1,958,188
                                                                                                                         23,623,804
                                                                                                                    ---------------
EDUCATIONAL SERVICES: 0.28%
       16,550  APOLLO GROUP INCORPORATED CLASS A+                                                                           991,014
        7,900  BENESSE CORPORATION                                                                                          354,786
       70,890  CAREER EDUCATION CORPORATION+                                                                              1,972,160
       92,964  CORINTHIAN COLLEGES INCORPORATED+                                                                          1,507,876
        2,629  DCC CORPORATION                                                                                               69,090
       28,172  DEVRY INCORPORATED                                                                                         1,779,062
       16,039  ITT EDUCATIONAL SERVICES INCORPORATED+                                                                     1,748,893
       18,757  NAVITAS LIMITED                                                                                               81,192
       20,314  PRIME INFRASTRUCTURE GROUP STAPLED UNITS                                                                      65,722
      165,531  RAFFLES EDUCATION CORPORATION LIMITED                                                                         45,336
        6,185  STRAYER EDUCATION INCORPORATED<<                                                                           1,402,944
                                                                                                                         10,018,075
                                                                                                                    ---------------
ELECT COMPONENTS-SEMICONDUCTORS: 0.04%
       46,745  AMERICAN SUPERCONDUCTOR CORPORATION+                                                                       1,308,860
                                                                                                                    ---------------
ELECTRIC GENERATION: 0.02%
       63,211  MIRANT CORPORATION+                                                                                          795,194
                                                                                                                    ---------------
ELECTRIC, GAS & SANITARY SERVICES: 4.74%
        1,765  ACEA SPA                                                                                                      17,941
       70,726  ADANI POWER LIMITED+                                                                                         162,683
       58,540  AEM SPA                                                                                                      101,153
       87,979  AES CORPORATION+                                                                                           1,028,475
       38,254  AGL ENERGY LIMITED                                                                                           492,650
      102,675  AGL RESOURCES INCORPORATED                                                                                 3,730,183
       77,259  ALLEGHENY ENERGY INCORPORATED                                                                              1,749,916
       39,046  ALLETE INCORPORATED                                                                                        1,227,997
       49,317  ALLIANT ENERGY CORPORATION                                                                                 1,559,897
      552,035  ALMENDRAL SA                                                                                                  56,808

                   140 Wells Fargo Advantage Master Portfolios


                                     Portfolio of Investments--February 28, 2010

DIVERSIFIED STOCK PORTFOLIO

    SHARES     SECURITY NAME                                                                                             VALUE
-------------  ---------------------------------------------------------------------                                ---------------
ELECTRIC, GAS & SANITARY SERVICES (continued)
        1,019  ALSTOM PROJECTS INDIA LIMITED+                                                                       $        11,808
       98,106  AMEREN CORPORATION                                                                                         2,424,199
       43,898  AMERICAN ELECTRIC POWER COMPANY INCORPORATED                                                               1,475,851
       40,345  AMERICAN WATER WORKS COMPANY INCORPORATED                                                                    898,080
       59,380  AQUA AMERICA INCORPORATED<<                                                                                1,016,586
        1,929  ATCO LIMITED                                                                                                  88,182
          133  ATEL HOLDING AG                                                                                               48,780
      123,058  ATMOS ENERGY CORPORATION                                                                                   3,379,173
       73,096  AVISTA CORPORATION                                                                                         1,488,235
        6,312  AYGAZ AS                                                                                                      24,489
       15,992  BABCOCK & BROWN POWER+                                                                                         1,132
          678  BKW FMB ENERGIE AG                                                                                            49,513
       53,008  BLACK HILLS CORPORATION                                                                                    1,477,333
        4,300  BRADESPAR SA                                                                                                  97,557
        2,800  BROOKFIELD RENEWABLE POWER FUND                                                                               54,020
       21,572  CALIFORNIA WATER SERVICE GROUP                                                                               774,003
        4,075  CANADIAN UTILITIES LIMITED                                                                                   172,849
       37,181  CENOVUS ENERGY INCORPORATED                                                                                  908,146
      162,310  CENTERPOINT ENERGY INCORPORATED                                                                            2,171,708
       26,200  CENTRAIS ELECTRICAS BRASILEIRAS SA                                                                           339,252
      242,237  CENTRICA PLC                                                                                               1,033,108
       18,219  CEZ AS                                                                                                       833,122
       45,000  CHINA POWER INTERNATIONAL DEVELOPMENT LIMITED                                                                 10,957
      164,600  CHINA RESOURCES POWER HOLDINGS COMPANY                                                                       326,988
      100,000  CHINA WATER AFFAIRS GROUP LIMITED                                                                             39,809
       70,600  CHUBU ELECTRIC POWER COMPANY INCORPORATED                                                                  1,871,383
       28,481  CIA GENERAL DE ELECTRICIDAD SA                                                                               178,892
       26,584  CLEAN HARBORS INCORPORATED+                                                                                1,511,035
       81,115  CLECO CORPORATION                                                                                          2,047,343
      175,500  CLP HOLDINGS LIMITED                                                                                       1,213,011
      101,396  CMS ENERGY CORPORATION<<                                                                                   1,548,317
      956,543  COLBUN SA                                                                                                    258,845
       27,715  CONSOLIDATED EDISON INCORPORATED                                                                           1,184,816
       81,100  CONSTELLATION ENERGY GROUP INCORPORATED                                                                    2,844,177
       27,236  CONTACT ENERGY LIMITED+                                                                                      116,387
        8,154  CPFL ENERGIA SA                                                                                              167,579
       54,986  DOMINION RESOURCES INCORPORATED                                                                            2,088,918
       56,127  DPL INCORPORATED                                                                                           1,489,611
       16,810  DRAX GROUP PLC                                                                                               102,502
       73,174  DTE ENERGY COMPANY                                                                                         3,177,215
      123,864  DUKE ENERGY CORPORATION                                                                                    2,025,176
        6,000  DUSKIN COMPANY LIMITED                                                                                       111,227
      688,124  DYNEGY INCORPORATED CLASS A+                                                                               1,032,186
       92,788  E.ON AG                                                                                                    3,304,548
       29,868  EDISON INTERNATIONAL                                                                                         974,593
       19,099  EDISON SPA                                                                                                    26,526
      315,372  EL PASO CORPORATION                                                                                        3,301,945
       15,400  ELECTRIC POWER DEVELOPMENT COMPANY                                                                           515,673
       12,634  ELECTRICITE DE FRANCE                                                                                        633,246
       29,800  ELECTRICITY GENERATING PCL                                                                                    73,002
        5,213  EMERA INCORPORATED                                                                                           117,865
        6,772  EMPRESA ELECTRICA PEHUENCHE SA                                                                                38,070
      378,615  EMPRESA NACIONAL DE ELECTRICIDAD SA (CHILE)                                                                  626,275
        7,102  ENAGAS                                                                                                       148,151
       17,000  ENBRIDGE INCORPORATED                                                                                        753,545

                   Wells Fargo Advantage Master Portfolios 141


Portfolio of Investments--February 28, 2010

DIVERSIFIED STOCK PORTFOLIO

    SHARES     SECURITY NAME                                                                                             VALUE
-------------  ---------------------------------------------------------------------                                ---------------
ELECTRIC, GAS & SANITARY SERVICES (continued)
          570  ENBW ENERGIE BADEN-WUERTTEMBERG AG                                                                   $        29,028
        3,909  ENDESA SA                                                                                                    112,788
      302,240  ENEL SPA                                                                                                   1,638,979
       32,347  ENERGEN CORPORATION                                                                                        1,470,495
       99,592  ENERGIAS DE PORTUGAL SA                                                                                      365,468
    1,623,229  ENERSIS SA (CHILE)                                                                                           704,972
       18,439  ENTERGY CORPORATION                                                                                        1,400,811
       25,871  ENVESTRA LIMITED                                                                                              12,057
          529  EVN AG+                                                                                                        9,249
       80,100  FIRST PHILIPPINE HOLDINGS CORPORATION                                                                         85,961
       28,084  FIRSTENERGY CORPORATION                                                                                    1,085,447
        6,662  FORTIS INCORPORATED/CANADA                                                                                   172,660
       18,570  FORTUM OYJ                                                                                                   473,098
       35,013  FPL GROUP INCORPORATED                                                                                     1,623,553
      140,146  FRONTIER COMMUNICATIONS CORPORATION<<                                                                      1,091,737
       10,727  GAS NATURAL SDG SA                                                                                           196,749
       60,981  GAZ DE FRANCE                                                                                              2,239,448
       60,858  GREAT PLAINS ENERGY INCORPORATED                                                                           1,083,881
        4,139  GRUPO ELEKTRA SA DE CV+                                                                                      218,248
      122,194  HAWAIIAN ELECTRIC INDUSTRIES INCORPORATED<<                                                                2,489,092
       15,096  HERA SPA                                                                                                      34,184
       17,600  HOKKAIDO ELECTRIC POWER COMPANY INCORPORATED                                                                 348,454
       17,800  HOKURIKU ELECTRIC POWER COMPANY                                                                              401,900
      392,188  HONG KONG & CHINA GAS COMPANY LIMITED                                                                        883,189
      132,605  HONG KONG ELECTRIC HOLDINGS LIMITED                                                                          742,280
      185,750  IBERDROLA SA                                                                                               1,495,807
       63,312  IDACORP INCORPORATED                                                                                       2,091,195
       34,166  INTEGRYS ENERGY GROUP INCORPORATED                                                                         1,506,037
       81,849  INTERNATIONAL POWER PLC                                                                                      404,737
       58,853  ITC HOLDINGS CORPORATION                                                                                   3,141,573
          814  JUST ENERGY INCOME FUND                                                                                       10,738
       79,400  KANSAI ELECTRIC POWER COMPANY INCORPORATED                                                                 1,880,326
          625  KEYERA FACILITIES INCOME FUND                                                                                 15,628
       30,035  KOREA ELECTRIC POWER CORPORATION                                                                             960,685
        3,903  KOREA GAS CORPORATION+                                                                                       169,593
        9,800  KURITA WATER INDUSTRIES LIMITED                                                                              270,025
       44,500  KYUSHU ELECTRIC POWER COMPANY INCORPORATED                                                                   999,741
       52,410  MANILA ELECTRIC COMPANY                                                                                      204,527
       76,120  MDU RESOURCES GROUP INCORPORATED                                                                           1,555,893
       30,138  NATIONAL FUEL GAS COMPANY                                                                                  1,499,064
      109,818  NATIONAL GRID PLC                                                                                          1,091,777
       48,832  NEW JERSEY RESOURCES                                                                                       1,778,461
      122,483  NISOURCE INCORPORATED                                                                                      1,839,695
          816  NORDEX AG+                                                                                                     9,944
       81,112  NORTHEAST UTILITIES                                                                                        2,076,467
       18,233  NORTHUMBRIAN WATER GROUP PLC                                                                                  76,649
       31,052  NORTHWEST NATURAL GAS COMPANY                                                                              1,365,977
       46,752  NORTHWESTERN CORPORATION                                                                                   1,171,138
      117,492  NRG ENERGY INCORPORATED+                                                                                   2,566,025
       47,698  NSTAR                                                                                                      1,613,146
      105,209  NV ENERGY INCORPORTED                                                                                      1,168,872
       42,934  OGE ENERGY CORPORATION                                                                                     1,569,667
       44,017  ONEOK INCORPORATED                                                                                         1,951,274
      208,000  OSAKA GAS COMPANY LIMITED                                                                                    753,852
       70,555  PALADIN ENERGY LIMITED+                                                                                      228,265
       16,628  PENNON GROUP PLC                                                                                             132,984

                   142 Wells Fargo Advantage Master Portfolios


                                     Portfolio of Investments--February 28, 2010

DIVERSIFIED STOCK PORTFOLIO

    SHARES     SECURITY NAME                                                                                             VALUE
-------------  ---------------------------------------------------------------------                                ---------------
ELECTRIC, GAS & SANITARY SERVICES (continued)
       98,388  PEPCO HOLDINGS INCORPORATED                                                                          $     1,654,886
    1,203,000  PERUSAHAAN GAS NEGARA PT                                                                                     467,153
       25,900  PETRONAS GAS BHD                                                                                              73,392
       34,065  PG&E CORPORATION                                                                                           1,428,005
       44,989  PINNACLE WEST CAPITAL CORPORATION                                                                          1,638,049
      102,171  PNM RESOURCES INCORPORATED                                                                                 1,248,530
      938,750  PNOC ENERGY DEVELOPMENT CORPORATION+                                                                          97,691
      100,895  PORTLAND GENERAL ELECTRIC COMPANY                                                                          1,815,101
       67,365  POWER GRID CORPORATION OF INDIA LIMITED                                                                      157,144
       34,266  PPL CORPORATION                                                                                              975,896
       25,629  PROGRESS ENERGY INCORPORATED                                                                                 981,334
        5,300  PUBLIC POWER CORPORATION SA                                                                                   79,745
       46,802  PUBLIC SERVICE ENTERPRISE GROUP INCORPORATED                                                               1,390,955
       20,700  RATCHABURI ELECTRICITY GENERATING HOLDING PCL ADR                                                             22,224
        4,285  RED ELECTRICA DE ESPANA                                                                                      215,649
       15,808  RELIANCE ENERGY LIMITED                                                                                      344,052
       15,087  RENEWABLE ENERGY CORPORATION AS+<<                                                                            53,565
            7  ROMANDE ENERGIE HOLDING SA                                                                                    11,951
      153,334  RRI ENERGY INCORPORATED+                                                                                     651,670
       19,558  RWE AG                                                                                                     1,658,588
       32,000  SAIBU GAS COMPANY LIMITED+                                                                                    89,684
       49,233  SCANA CORPORATION                                                                                          1,774,850
       40,447  SCOTTISH & SOUTHERN ENERGY PLC                                                                               691,361
          456  SECHILIENNE SA                                                                                                13,908
       20,809  SEMPRA ENERGY                                                                                              1,023,179
        9,317  SEVERN TRENT PLC                                                                                             165,506
        6,285  SHANKS GROUP PLC                                                                                              11,193
        2,728  SHAWCOR LIMITED CLASS A                                                                                       73,865
       19,600  SHIKOKU ELECTRIC POWER COMPANY INCORPORATED                                                                  562,553
        5,500  SHIZUOKA GAS COMPANY LIMITED                                                                                  33,677
       86,225  SNAM RETE GAS SPA                                                                                            407,994
       34,912  SOUTH JERSEY INDUSTRIES INCORPORATED                                                                       1,391,941
       73,238  SOUTHERN COMPANY                                                                                           2,326,771
       45,734  SOUTHERN UNION COMPANY                                                                                     1,094,872
       60,040  SOUTHWEST GAS CORPORATION                                                                                  1,715,943
      127,710  SP AUSNET                                                                                                    108,159
       58,804  SPECTRA ENERGY CORPORATION                                                                                 1,281,927
       37,311  STERICYCLE INCORPORATED+                                                                                   2,058,821
       10,067  SUEZ ENVIRONNEMENT SA                                                                                        221,723
      115,630  SYNNEX TECHNOLOGY INTERNATIONAL CORPORATION                                                                  243,716
       88,926  TECO ENERGY INCORPORATED                                                                                   1,363,236
       50,572  TERNA SPA                                                                                                    207,789
       25,200  THE CHUGOKU ELECTRIC POWER COMPANY INCORPORATED                                                              526,152
        1,600  THE OKINAWA ELECTRIC POWER COMPANY INCORPORATED                                                               88,424
       42,000  TOHO GAS COMPANY LIMITED                                                                                     229,748
       49,500  TOHOKU ELECTRIC POWER COMPANY INCORPORATED                                                                 1,076,971
      122,800  TOKYO ELECTRIC POWER COMPANY INCORPORATED                                                                  3,371,143
      227,000  TOKYO GAS COMPANY LIMITED                                                                                    988,789
       14,429  TRACTEBEL ENERGIA SA                                                                                         165,357
        9,000  TRANSALTA CORPORATION                                                                                        187,664
        4,988  TRANSPACIFIC INDUSTRIES GROUP LIMITED                                                                          6,102
        3,817  TRUSTPOWER LIMITED                                                                                            19,589
       46,207  UNISOURCE ENERGY CORPORATION                                                                               1,346,472
       26,984  UNITED UTILITIES GROUP PLC                                                                                   223,624
        8,821  VECTOR LIMITED                                                                                                11,949
      107,906  VECTREN CORPORATION                                                                                        2,508,815

                   Wells Fargo Advantage Master Portfolios 143


Portfolio of Investments--February 28, 2010

DIVERSIFIED STOCK PORTFOLIO

    SHARES     SECURITY NAME                                                                                             VALUE
-------------  ---------------------------------------------------------------------                                ---------------
ELECTRIC, GAS & SANITARY SERVICES (continued)
       20,970  VEOLIA ENVIRONNEMENT                                                                                 $       679,866
        2,689  VERBUND - OESTERREICHISCHE ELEKTRIZITAETSWIRTSCHAFTS AG                                                      109,478
       91,237  WASTE CONNECTIONS INCORPORATED+                                                                            3,067,388
       42,953  WASTE MANAGEMENT INCORPORATED                                                                              1,418,308
       67,313  WGL HOLDINGS INCORPORATED                                                                                  2,211,232
        5,190  WOONGJIN COWAY COMPANY LIMITED+                                                                              155,490
      207,138  XCEL ENERGY INCORPORATED                                                                                   4,310,542
       56,000  XINAO GAS HOLDINGS LIMITED                                                                                   134,478
      213,403  YTL POWER INTERNATIONAL BHD                                                                                  135,355
                                                                                                                        172,069,316
                                                                                                                    ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 6.53%
       60,000  AAC ACOUSTIC TECHNOLOGIES HOLDINGS INCORPORATED                                                               93,685
      111,000  ABOITIZ POWER CORPORATION                                                                                     26,472
      306,172  ACER INCORPORATED                                                                                            859,162
       49,951  ACUITY BRANDS INCORPORATED                                                                                 1,947,090
      126,500  ADC TELECOMMUNICATIONS INCORPORATED+                                                                         802,010
      268,880  ADVANCED MICRO DEVICES INCORPORATED+                                                                       2,126,841
      491,417  ADVANCED SEMICONDUCTOR ENGINEERING INCORPORATED                                                              390,713
       14,000  ADVANTEST CORPORATION                                                                                        332,647
        3,314  AIXTRON AG                                                                                                    97,470
       42,534  ALCO HOLDINGS LIMITED                                                                                         14,850
        1,200  ALPINE ELECTRONICS INCORPORATED                                                                               14,493
       16,500  ALPS ELECTRIC COMPANY LIMITED+                                                                                97,130
      130,516  ALTERA CORPORATION                                                                                         3,188,506
       46,937  AMETEK INCORPORATED                                                                                        1,832,420
      151,732  AMKOR TECHNOLOGY INCORPORATED+<<                                                                             913,427
       75,535  AMPHENOL CORPORATION CLASS A                                                                               3,146,033
      128,000  ANALOG DEVICES INCORPORATED                                                                                3,742,720
        9,000  ANRITSU CORPORATION                                                                                           33,328
       23,206  ARCELIK AS+                                                                                                   78,029
       56,162  ARM HOLDINGS PLC                                                                                             174,526
      143,637  ARRIS GROUP INCORPORATED+                                                                                  1,482,334
       14,239  ASIA OPTICAL COMPANY INCORPORATED                                                                             28,769
      395,800  ASIAN INSULATORS PCL                                                                                          42,136
        1,848  ASM INTERNATIONAL NV                                                                                          43,407
       14,000  ASM PACIFIC TECHNOLOGY                                                                                       132,115
      489,202  ASUSTEK COMPUTER INCORPORATED                                                                                863,320
       71,576  ATHEROS COMMUNICATIONS INCORPORATED+                                                                       2,568,863
       35,058  ATMI INCORPORATED+                                                                                           590,377
      908,319  AU OPTRONICS CORPORATION                                                                                     934,587
        1,400  AXELL CORPORATION                                                                                             50,582
           82  BANG & OLUFSEN AS                                                                                                915
           99  BARCO NV                                                                                                       3,927
       87,441  BENCHMARK ELECTRONICS INCORPORATED+                                                                        1,731,332
        1,435  BF UTILITIES LIMITED+                                                                                         29,928
       19,422  BHARAT HEAVY ELECTRICAL LIMITED                                                                              989,656
       55,400  BROADCOM CORPORATION CLASS A                                                                               1,735,128
       20,300  BROTHER INDUSTRIES LIMITED                                                                                   231,230
       64,000  BYD ELECTRONIC INTERNATIONAL COMPANY LIMITED                                                                  52,934
      243,600  CALCOMP ELECTRONICS PCL THB                                                                                   22,102
        2,400  CANON ELECTRONICS INCORPORATED                                                                                50,623
      107,500  CANON INCORPORATED                                                                                         4,470,848
            7  CANON INCORPORATED ADR                                                                                           290
        5,100  CAPCOM COMPANY LIMITED                                                                                        86,966
        7,738  CELESTICA INCORPORATED+                                                                                       79,237

                   144 Wells Fargo Advantage Master Portfolios


                                     Portfolio of Investments--February 28, 2010

DIVERSIFIED STOCK PORTFOLIO

    SHARES     SECURITY NAME                                                                                             VALUE
-------------  ---------------------------------------------------------------------                                ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (continued)
       27,519  CERADYNE INCORPORATED+                                                                               $       620,278
       27,172  CHENG UEI PRECISION INDUSTRY COMPANY LIMITED                                                                  49,562
      702,844  CHI MEI OPTOELECTRONICS CORPORATION                                                                          482,113
        1,900  CHIYODA INTEGRE COMPANY LIMITED                                                                               24,102
        4,245  CHLORIDE GROUP                                                                                                11,955
    1,543,000  CHUNGHWA PICTURE TUBES LIMITED+                                                                              150,102
        5,437  CIA ENERGETICA DE MINAS GERAIS                                                                                68,837
      105,680  CIENA CORPORATION+<<                                                                                       1,515,451
      714,549  CISCO SYSTEMS INCORPORATED+                                                                               17,384,977
        8,000  CLARION COMPANY LIMITED                                                                                       14,407
       40,025  COMPAL COMMUNICATIONS INCORPORATED                                                                            39,560
       32,610  COMTECH TELECOMMUNICATIONS CORPORATION+                                                                    1,031,128
        2,000  CORONA CORPORATION                                                                                            25,415
       41,652  CREE INCORPORATED+                                                                                         2,825,255
        9,097  CSR PLC+                                                                                                      65,888
       34,708  CYMER INCORPORATED+                                                                                        1,087,055
       23,000  DAINIPPON SCREEN MANUFACTURING COMPANY LIMITED                                                               105,363
        6,000  DAISHINKU CORPORATION                                                                                         27,013
       10,395  DARFON ELECTRONICS CORPORATION                                                                                13,969
       22,600  DELTA ELECTRONICS (THAILAND) PCL                                                                              12,781
       20,557  DIONEX CORPORATION+                                                                                        1,404,043
       23,063  DOLBY LABORATORIES INCORPORATED CLASS A+                                                                   1,228,566
          525  EDF ENERGIES NOUVELLES SA                                                                                     27,001
        9,700  EDION CORPORATION                                                                                            102,301
        9,632  EDP RENOVAVEIS SA+                                                                                            77,630
        1,900  EIZO NANAO CORPORATION                                                                                        46,385
       11,343  ELECTROCOMPONENTS PLC                                                                                         32,066
        9,621  ELECTROLUX AB CLASS B                                                                                        204,300
       43,672  ELITEGROUP COMPUTER SYSTEMS                                                                                   17,497
       30,687  ENERGIZER HOLDINGS INCORPORATED+                                                                           1,778,312
       83,210  EPISTAR CORPORATION                                                                                          223,381
       41,210  EVERLIGHT ELECTRONICS COMPANY LIMITED                                                                        119,367
        1,640  EVERTZ TECHNOLOGIES LIMITED                                                                                   23,146
          552  EVS BROADCAST EQUIPMENT SA                                                                                    29,569
      166,590  FAIRCHILD SEMICONDUCTOR INTERNATIONAL INCORPORATED+                                                        1,719,209
       16,900  FANUC LIMITED                                                                                              1,651,100
       22,410  FARADAY TECHNOLOGY CORPORATION                                                                                38,640
        6,451  FIRST SOLAR INCORPORATED+<<                                                                                  683,161
        8,505  FISHER & PAYKEL APPLIANCES HOLDINGS LIMITED                                                                    3,563
        2,400  FOSTER ELECTRIC COMPANY LIMITED                                                                               60,510
      173,000  FOXCONN INTERNATIONAL HOLDINGS LIMITED+                                                                      177,410
       28,000  FUJIKURA LIMITED                                                                                             148,438
        2,100  FUNAI ELECTRIC COMPANY LIMITED                                                                                90,647
       78,000  FURUKAWA ELECTRIC COMPANY LIMITED                                                                            377,511
        3,800  FUTABA CORPORATION CHIBA                                                                                      66,466
        7,822  GAMESA CORPORATION TECNOLOGICA SA                                                                             97,349
      975,707  GENERAL ELECTRIC COMPANY                                                                                  15,669,854
       61,548  GENTEX CORPORATION                                                                                         1,194,647
        4,386  GLOBAL UNICHIP CORPORATION                                                                                    19,351
        5,463  GN STORE NORD                                                                                                 29,586
      159,332  GRAFTECH INTERNATIONAL LIMITED+                                                                            1,990,057
       56,928  GREATEK ELECTRONIC INCORPORATED                                                                               54,758
       36,000  GS YUASA CORPORATION                                                                                         252,034
        6,100  HAMAMATSU PHOTONICS                                                                                          148,921
      194,800  HANA MICROELECTRONICS PCL                                                                                    126,666
      523,962  HANNSTAR DISPLAY CORPORATION+                                                                                104,719

                   Wells Fargo Advantage Master Portfolios 145


Portfolio of Investments--February 28, 2010

DIVERSIFIED STOCK PORTFOLIO

    SHARES     SECURITY NAME                                                                                             VALUE
-------------  ---------------------------------------------------------------------                                ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (continued)
        1,100  HI-LEX CORPORATION                                                                                   $        12,369
        3,000  HIROSE ELECTRIC COMPANY LIMITED                                                                              319,095
       28,000  HITACHI CABLE LIMITED                                                                                         71,855
      418,000  HITACHI LIMITED                                                                                            1,378,513
      831,335  HON HAI PRECISION INDUSTRY COMPANY LIMITED                                                                 3,291,903
        4,000  HORIBA LIMITED                                                                                               107,828
        6,500  HOSIDEN CORPORATION                                                                                           78,429
       39,100  HOYA CORPORATION                                                                                             979,645
          300  HUBER & SUHNER AG                                                                                             11,771
       51,758  HYNIX SEMICONDUCTOR INCORPORATED+                                                                            937,067
       12,700  IBIDEN COMPANY LIMITED                                                                                       427,836
        1,100  IDEC CORPORATION                                                                                               9,075
          510  INDESIT COMPANY SPA                                                                                            6,000
       42,986  INFINEON TECHNOLOGIES AG+                                                                                    234,537
      372,873  INNOLUX DISPLAY CORPORATION                                                                                  530,143
      214,888  INOTERA MEMORIES INCORPORATED                                                                                147,737
      520,834  INTEL CORPORATION                                                                                         10,692,722
       51,213  INTERDIGITAL INCORPORATED+<<                                                                               1,313,613
       53,318  INTERSIL CORPORATION CLASS A                                                                                 791,239
       10,914  INVENTEC APPLIANCES CORPORATION                                                                                9,698
       89,000  JABIL CIRCUIT INCORPORATED                                                                                 1,350,130
        3,000  JEOL LIMITED                                                                                                  10,772
        7,000  JUKI CORPORATION                                                                                               9,533
           51  KABA HOLDING                                                                                                  12,320
        4,100  KEYENCE CORPORATION                                                                                          900,343
       27,582  KINSUS INTERCONNECT TECHNOLOGY CORPORATION                                                                    63,209
        3,700  KOA CORPORATION                                                                                               35,274
       43,463  KONINKLIJKE PHILIPS ELECTRONICS NV                                                                         1,270,625
        3,147  KONTRON AG                                                                                                    32,781
       40,370  KSK ENERGY VENTURES LIMITED+                                                                                 154,370
        2,324  KUDELSKI SA                                                                                                   61,916
       18,000  KYOCERA CORPORATION                                                                                        1,602,566
       10,724  L-3 COMMUNICATIONS HOLDINGS INCORPORATED                                                                     980,388
        7,493  LAIRD GROUP PLC                                                                                               14,590
        4,615  LEGRAND SA                                                                                                   144,501
        8,743  LG ELECTRONICS INCORPORATED                                                                                  806,536
          520  LG INNOTEK COMPANY LIMITED                                                                                    44,204
       47,023  LINCOLN ELECTRIC HOLDINGS INCORPORATED                                                                     2,242,997
       90,182  LINEAR TECHNOLOGY CORPORATION                                                                              2,450,245
        6,724  LOGITECH INTERNATIONAL SA+                                                                                   103,528
        3,353  LS CABLE LIMITED+                                                                                            271,154
        3,127  LS INDUSTRIAL SYSTEMS COMPANY LIMITED+                                                                       219,718
      288,390  LSI LOGIC CORPORATION+                                                                                     1,554,422
        2,800  MABUCHI MOTOR COMPANY LIMITED                                                                                152,850
      338,192  MACRONIX INTERNATIONAL                                                                                       181,367
        8,700  MALAYSIAN PACIFIC INDUSTRIES                                                                                  15,941
      188,210  MATSUSHITA ELECTRIC INDUSTRIAL COMPANY LIMITED                                                             2,616,234
      117,099  MEDIATEK INCORPORATED                                                                                      1,843,791
          900  MEGACHIPS CORPORATION                                                                                         11,913
          187  MELEXIS NV                                                                                                     1,945
       99,428  MEMC ELECTRONIC MATERIALS INCORPORATED+                                                                    1,204,073
      112,218  MICRO-STAR INTERNATIONAL COMPANY LIMITED                                                                      67,179
       83,800  MICROCHIP TECHNOLOGY INCORPORATED<<                                                                        2,267,628
        1,369  MICRONAS SEMICONDUCTOR HOLDING+                                                                                5,582
          600  MICRONICS JAPAN COMPANY LIMITED                                                                               10,549

                   146 Wells Fargo Advantage Master Portfolios


                                     Portfolio of Investments--February 28, 2010

DIVERSIFIED STOCK PORTFOLIO

    SHARES     SECURITY NAME                                                                                             VALUE
-------------  ---------------------------------------------------------------------                                ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (continued)
       94,012  MICROSEMI CORPORATION+                                                                               $     1,458,126
          600  MIMASU SEMICONDUCTOR INDUSTRY COMPANY LIMITED                                                                  7,267
       31,000  MINEBEA COMPANY LIMITED                                                                                      169,227
        7,000  MITSUMI ELECTRIC COMPANY LIMITED                                                                             133,468
       28,238  MOLEX INCORPORATED                                                                                           577,467
       30,808  MOLEX INCORPORATED CLASS A                                                                                   535,751
       47,524  MOOG INCORPORATED CLASS A+                                                                                 1,613,915
       27,675  MOSEL VITELIC INCORPORATED                                                                                    12,512
      197,700  MOTOROLA INCORPORATED                                                                                      1,336,452
       19,500  MURATA MANUFACTURING COMPANY LIMITED                                                                       1,033,767
       25,434  NAN YA PRINTED CIRCUIT BOARD CORPORATION                                                                      99,920
       78,833  NANYA TECHNOLOGY CORPORATION                                                                                  58,500
      218,000  NEC ELECTRONICS CORPORATION                                                                                  606,067
        1,400  NEC ELECTRONICS CORPORATION+                                                                                  13,630
        1,104  NEXANS SA                                                                                                     77,944
       29,000  NGK INSULATORS LIMITED                                                                                       625,730
        4,405  NICE SYSTEMS LIMITED+                                                                                        135,099
        9,200  NICHICON CORPORATION                                                                                         101,584
        1,000  NIDEC COPAL ELECTRONICS CORPORATION                                                                           13,540
        7,000  NIDEC COPAL ELECTRONICS CORPORATION                                                                           51,370
        3,000  NIDEC SANKYO CORPORATION                                                                                      24,683
        3,200  NIHON DEMPA KOGYO COMPANY LIMITED                                                                             67,317
       10,700  NINTENDO COMPANY LIMITED                                                                                   2,910,901
       17,000  NIPPON CHEMI-CON CORPORATION                                                                                  56,829
        4,700  NIPPON SIGNAL COMPANY LIMITED                                                                                 41,580
        8,000  NISSIN ELECTRIC COMPANY LIMITED                                                                               38,089
        1,300  NITTO KOGYO CORPORATION                                                                                       12,276
        1,131  NKT HOLDING AS                                                                                                62,390
        1,317  NORDDEUTSCHE AFFINERIE AG                                                                                     60,837
        6,700  NORITZ CORPORATION                                                                                            95,547
      113,950  NTPC LIMITED                                                                                                 501,845
          113  NTT DATA CORPORATION                                                                                         350,911
      240,362  NVIDIA CORPORATION+                                                                                        3,893,864
          111  OC OERLIKON CORPORATION AG                                                                                     3,746
        3,572  OCE NV                                                                                                        41,673
       65,591  OMNIVISION TECHNOLOGIES INCORPORATED+                                                                        953,037
       19,504  OMRON CORPORATION                                                                                            425,007
        4,500  ONEX CORPORATION                                                                                             108,416
       14,000  OPENWAVE SYSTEMS INCORPORATED+                                                                                36,260
        2,730  OPTEX COMPANY LIMITED                                                                                         29,959
       56,885  PAN-INTERNATIONAL INDUSTRIAL                                                                                  85,135
           11  PHOENIX MECANO AG                                                                                              4,751
       17,200  PIONEER CORPORATION                                                                                           60,789
       45,907  PLEXUS CORPORATION+                                                                                        1,583,332
      305,506  PMC-SIERRA INCORPORATED+                                                                                   2,535,700
       64,286  POWERTECH TECHNOLOGY INCORPORATED                                                                            218,479
       18,366  PREMIER FARNELL PLC                                                                                           51,332
        8,268  PV CRYSTALOX SOLAR PLC                                                                                         6,166
       53,100  QLOGIC CORPORATION+                                                                                          966,420
      204,697  QUALCOMM INCORPORATED                                                                                      7,510,333
      361,766  QUANTA COMPUTER INCORPORATED                                                                                 738,816
      121,782  RAMBUS INCORPORATED+<<                                                                                     2,673,115
       49,489  REALTEK SEMICONDUCTOR CORPORATION                                                                            129,615
       42,700  REGAL-BELOIT CORPORATION                                                                                   2,409,134
       57,633  RELIANCE POWER LIMITED+                                                                                      172,630

                   Wells Fargo Advantage Master Portfolios 147


Portfolio of Investments--February 28, 2010

DIVERSIFIED STOCK PORTFOLIO

    SHARES     SECURITY NAME                                                                                             VALUE
-------------  ---------------------------------------------------------------------                                ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (continued)
       22,079  RESEARCH IN MOTION LIMITED+                                                                          $     1,564,331
       10,996  REUNERT LIMITED                                                                                               78,585
      625,000  REXCAPITAL FINANCIAL HOLDINGS LIMITED                                                                         85,350
        2,527  REXEL SA                                                                                                      32,688
      314,449  RF MICRO DEVICES INCORPORATED+<<                                                                           1,323,830
       14,444  RICHTEK TECHNOLOGY CORPORATION                                                                               134,881
       69,777  ROCKWELL COLLINS INCORPORATED                                                                              3,927,050
        9,300  ROHM COMPANY LIMITED                                                                                         635,387
          800  ROLAND CORPORATION                                                                                             7,933
        4,110  ROTORK PLC                                                                                                    81,345
        4,200  RYOSAN COMPANY LIMITED                                                                                        99,699
        1,319  SAMSUNG DIGITAL IMAGING COMPANY LIMITED                                                                       48,955
        6,300  SAMSUNG ELECTRO-MECHANICS COMPANY LIMITED+                                                                   543,150
       14,164  SAMSUNG ELECTRONICS COMPANY LIMITED                                                                        9,085,280
        4,010  SAMSUNG SDI COMPANY LIMITED+                                                                                 444,250
        4,126  SAMSUNG TECHWIN COMPANY LIMITED+                                                                             265,367
        7,000  SANKEN ELECTRIC COMPANY LIMITED                                                                               24,503
        6,000  SANYO DENKI COMPANY LIMITED                                                                                   20,192
        1,103  SEB SA                                                                                                        70,935
       20,500  SECOM COMPANY LIMITED                                                                                        941,415
    1,637,000  SEMICONDUCTOR MANUFACTURING INTERNATIONAL CORPORATION+                                                       172,934
      101,000  SHARP CORPORATION                                                                                          1,170,916
        9,000  SHINDENGEN ELECTRIC MANUFACTURING COMPANY LIMITED                                                             28,364
        2,200  SHINKAWA LIMITED                                                                                              30,804
        6,300  SHINKO ELECTRIC INDUSTRIES                                                                                    91,332
       10,000  SHOWA ELECTRIC WIRE                                                                                            9,117
       25,872  SILICON INTEGRATED SYSTEMS CORPORATION+                                                                       16,133
       52,947  SILICON LABORATORIES INCORPORATED+                                                                         2,405,912
      360,471  SILICONWARE PRECISION INDUSTRIES COMPANY                                                                     418,662
       17,751  SMITHS GROUP PLC                                                                                             281,223
       11,000  SMK CORPORATION                                                                                               52,248
        3,034  SOITEC+                                                                                                       39,867
       80,289  SOLERA HOLDINGS INCORPORATED                                                                               2,742,672
       90,594  SONY CORPORATION                                                                                           3,110,042
        5,597  SPECTRIS PLC                                                                                                  67,250
       15,400  STANLEY ELECTRIC COMPANY LIMITED                                                                             282,884
        2,000  STAR MICRONICS COMPANY LIMITED                                                                                19,765
       42,663  STERLITE INDUSTRIES INDIA LIMITED                                                                            723,619
       26,095  STMICROELECTRONICS NV                                                                                        226,518
        1,500  SUMIDA ELECTRIC CORPORATION                                                                                   14,148
       74,200  SUMITOMO ELECTRIC INDUSTRIES LIMITED                                                                         891,953
       38,140  SUNPLUS TECHNOLOGY COMPANY LIMITED                                                                            30,800
       22,711  SUNPOWER CORPORATION+<<                                                                                      425,831
       17,451  SUNPOWER CORPORATION CLASS B+                                                                                284,975
       39,412  SYNAPTICS INCORPORATED+<<                                                                                  1,052,300
        1,369  TAIHAN ELECTRIC WIRE COMPANY LIMITED+                                                                         19,297
    2,547,298  TAIWAN SEMICONDUCTOR MANUFACTURING COMPANY LIMITED                                                         4,670,079
       11,000  TAIYO YUDEN COMPANY LIMITED                                                                                  152,164
       16,000  TAMURA CORPORATION                                                                                            47,363
        4,600  TANBERG ASA                                                                                                  129,222
       18,555  TATA POWER COMPANY LIMITED                                                                                   488,233
      441,000  TATUNG COMPANY LIMITED+                                                                                       92,126
       61,800  TCL MULTIMEDIA TECHNOLOGY HOLDINGS LIMITED                                                                    62,898
      198,000  TECO ELECTRIC & MACHINERY COMPANY LIMITED                                                                     79,021
        2,000  TEIKOKY TSUSHIN KOGYO COMPANY                                                                                  4,547
       45,991  TELEFLEX INCORPORATED                                                                                      2,802,692

                   148 Wells Fargo Advantage Master Portfolios


                                     Portfolio of Investments--February 28, 2010

DIVERSIFIED STOCK PORTFOLIO

    SHARES     SECURITY NAME                                                                                             VALUE
-------------  ---------------------------------------------------------------------                                ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (continued)
      158,764  TELLABS INCORPORATED                                                                                 $     1,097,059
        8,586  TECHNICOLOR                                                                                                   11,364
      191,250  TENAGA NASIONAL BHD                                                                                          447,027
       57,636  TESSERA TECHNOLOGIES INCORPORATED+                                                                         1,035,143
       22,849  THOMAS & BETTS CORPORATION+                                                                                  824,849
        1,000  TOA CORPORATION                                                                                                5,020
       14,000  TOKO INCORPORATED                                                                                             23,006
       17,500  TOKYO ELECTRON LIMITED                                                                                     1,081,378
       29,000  TOKYO ROPE MANUFACTURING                                                                                      71,158
       21,042  TORRENT POWER LIMITED                                                                                        134,339
      385,000  TOSHIBA CORPORATION                                                                                        1,928,358
       19,000  TOSHIBA TEC CORPORATION                                                                                       73,780
        1,300  TOYO TANSO COMPANY LIMITED                                                                                    67,381
       36,130  TRANSCEND INFORMATION INCORPORATED                                                                           122,226
       48,407  TRIPOD TECHNOLOGY CORPORATION                                                                                161,495
        4,000  TRULY INTERNATIONAL                                                                                            4,854
       42,106  TYCO ELECTRONICS LIMITED                                                                                   1,079,177
        3,231  ULTRA ELECTRONICS HOLDINGS                                                                                    65,327
        3,800  ULVAC INCORPORATED                                                                                            92,599
    1,373,301  UNITED MICROELECTRONICS CORPORATION                                                                          661,548
       84,195  VARIAN SEMICONDUCTOR EQUIPMENT ASSOCIATES INCORPORATED+                                                    2,532,586
       20,000  VENTURE CORPORATION LIMITED                                                                                  120,083
        9,391  VESTAS WIND SYSTEMS AS+                                                                                      463,914
       44,971  VIA TECHNOLOGIES INCORPORATED+                                                                                24,468
      230,965  VISHAY INTERTECHNOLOGY INCORPORATED+                                                                       2,367,391
           35  WACOM COMPANY LIMITED                                                                                         54,089
      336,000  WALSIN LIHWA CORPORATION                                                                                     110,001
       28,000  WASION GROUP HOLDINGS LIMITED+                                                                                20,056
       16,000  WBL CORPORATION LIMITED                                                                                       57,366
      143,744  WESTAR ENERGY INCORPORATED                                                                                 3,076,122
       33,100  WHIRLPOOL CORPORATION<<                                                                                    2,785,696
      222,000  WINDBOND ELECTRONICS CORPORATION+                                                                             50,114
       77,000  WINTEK CORPORATION                                                                                            54,738
       40,000  YA HSIN INDUSTRIAL COMPANY LIMITED+(a)                                                                             0
      232,000  YAGEO CORPORATION                                                                                             79,570
        5,000  YAMAICHI ELECTRONICS COMPANY LIMITED                                                                          17,334
       20,000  YASKAWA ELECTRIC CORPORATION                                                                                 158,028
       18,900  YOKOGAWA ELECTRIC CORPORATION                                                                                155,506
        3,200  YOKOWO COMPANY LIMITED                                                                                        18,765
       11,883  YOUNG FAST OPTOELECTRONICS COMPANY LIMITED                                                                   107,261
                                                                                                                        237,088,242
                                                                                                                    ---------------
ENERGY: 0.01%
       75,694  CAIRN ENERGY PLC+                                                                                            385,958
           12  JAPAN WIND DEVELOPMENT COMPANY LIMITED                                                                        30,012
                                                                                                                            415,970
                                                                                                                    ---------------
ENGINEERING CONSTRUCTION: 0.00%
        7,775  AKER KVAERNER ASA                                                                                            102,957
       47,000  CTCI CORPORATION                                                                                              46,454
        7,000  NIPPON KOEI COMPANY LIMITED                                                                                   20,564
       10,000  PEACE MARK HOLDINGS LIMITED+(a)                                                                                    0
                                                                                                                            169,975
                                                                                                                    ---------------

                   Wells Fargo Advantage Master Portfolios 149


Portfolio of Investments--February 28, 2010

DIVERSIFIED STOCK PORTFOLIO

    SHARES     SECURITY NAME                                                                                             VALUE
-------------  ---------------------------------------------------------------------                                ---------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 1.13%
      109,272  ABB LIMITED                                                                                          $     2,210,361
       71,293  ACCENTURE LIMITED CLASS A                                                                                  2,849,581
           32  ACCESS COMPANY LIMITED+                                                                                       48,444
        8,290  ACERGY SA                                                                                                    136,642
       42,489  AECOM TECHNOLOGY CORPORATION+                                                                              1,151,452
       53,200  AIRPORTS OF THAILAND PCL                                                                                      62,347
       60,398  AMYLIN PHARMACEUTICALS INCORPORATED+                                                                       1,141,522
        9,159  AUSENCO LIMITED                                                                                               32,012
        3,453  CARDNO LIMITED                                                                                                12,595
       57,047  CELGENE CORPORATION+                                                                                       3,395,437
       32,966  CEPHALON INCORPORATED+                                                                                     2,263,775
       16,000  CHIYODA CORPORATION                                                                                          143,531
        3,900  CHUDENKO CORPORATION                                                                                          49,472
       12,300  COMSYS HOLDINGS CORPORATION                                                                                  118,092
       26,642  CORE LABORATORIES NV<<                                                                                     3,304,407
       26,708  DOWNER EDI LIMITED                                                                                           189,092
       23,560  FLUOR CORPORATION                                                                                          1,008,368
        7,058  GEA GROUP AG                                                                                                 131,856
       55,864  GEN-PROBE INCORPORATED+                                                                                    2,518,349
        9,321  GROUPE AEROPLAN INCORPORATED                                                                                 104,886
       22,478  HCL TECHNOLOGIES LIMITED                                                                                     178,976
       37,908  HEWITT ASSOCIATES INCORPORATED+                                                                            1,440,125
        2,000  HIBIYA ENGINEERING LIMITED                                                                                    17,446
       19,828  IHS INCORPORATED+                                                                                          1,027,090
        3,539  IMTECH NV                                                                                                    108,063
      127,816  INCYTE CORPORATION+                                                                                        1,362,519
        9,000  INTEGRATED DISTRIBUTION SERVICES GROUP LIMITED                                                                14,030
      107,645  ISIS PHARMACEUTICALS INCORPORATED+                                                                           951,582
       54,713  JACOBS ENGINEERING GROUP INCORPORATED+                                                                     2,122,864
      167,851  JAIPRAKASH ASSOCIATES LIMITED+                                                                               481,109
        7,800  JAPAN AIRPORT TERMINAL COMPANY LIMITED                                                                       117,819
       22,000  JGC CORPORATION                                                                                              413,529
       15,000  KANDENKO COMPANY LIMITED                                                                                      94,547
       12,000  KINDEN CORPORATION                                                                                           105,622
        2,000  KYUDENKO CORPORATION                                                                                          11,773
       22,638  LARSEN & TOUBRO LIMITED                                                                                      768,086
        8,264  LINDE AG                                                                                                     930,484
       50,200  MALAYSIA AIRPORTS HOLDINGS BHD                                                                                72,820
        8,385  MONADELPHOUS GROUP LIMITED                                                                                   106,783
       83,010  MOODY'S CORPORATION<<                                                                                      2,209,726
       40,935  MYRIAD GENETICS INCORPORATED+                                                                                941,505
       10,448  NAGARJUNA CONSTRUCTION COMPANY                                                                                35,057
        2,000  NAVIGANT CONSULTING INCORPORATED+                                                                             23,260
        1,000  NEC NETWORKS & SYSTEM INTEGRATION CORPORATION                                                                 11,852
        1,000  OYO CORPORATION                                                                                                8,228
          152  POL-AQUA SA                                                                                                      855
      244,400  POWER LINE ENGINEERING PCL                                                                                     7,392
          835  POYRY OYJ                                                                                                     10,813
       22,537  PUNJ LLOYD LIMITED                                                                                            85,494
       31,275  QINETIQ PLC                                                                                                   60,135
       20,321  QUEST DIAGNOSTICS INCORPORATED                                                                             1,153,217
       72,867  REGENERON PHARMACEUTICAL INCORPORATED+                                                                     1,782,327
        3,020  SAMSUNG ENGINEERING COMPANY LIMITED+                                                                         318,950
        2,000  SANKI ENGINEERING COMPANY LIMITED                                                                             13,934
       70,000  SEMBCORP INDUSTRIES LIMITED                                                                                  187,736
        4,000  SHINKO PLANTECH COMPANY LIMITED                                                                               39,530

                   150 Wells Fargo Advantage Master Portfolios


                                     Portfolio of Investments--February 28, 2010

DIVERSIFIED STOCK PORTFOLIO

    SHARES     SECURITY NAME                                                                                             VALUE
-------------  ---------------------------------------------------------------------                                ---------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES (continued)
      130,000  SINGAPORE TECHNOLOGIES ENGINEERING LIMITED                                                           $       289,464
        5,744  SINTEX INDUSTRIES LIMITED                                                                                     29,651
        6,900  SNC-LAVALIN GROUP INCORPORATED                                                                               322,966
      391,200  SOLARTRON PCL                                                                                                 32,181
        1,835  STANTEC INCORPORATED+                                                                                         47,366
        2,800  TAIKISHA                                                                                                      47,210
       10,000  TAKASAGO THERMAL ENGINEERING COMPANY                                                                          75,975
       69,472  TETRA TECH INCORPORATED+                                                                                   1,453,354
      194,114  THE LINK REIT                                                                                                488,152
       20,000  TOYO ENGINEERING CORPORATION                                                                                  67,083
       28,485  TRANSFIELD SERVICES LIMITED                                                                                  103,134
       10,268  VOLTAS LIMITED                                                                                                34,654
       16,400  WCT ENGINEERING BHD                                                                                           12,762
                                                                                                                         41,091,451
                                                                                                                    ---------------
ENTERTAINMENT PRODUCTION: 0.05%
       63,779  DISCOVERY COMMUNICATIONS INCORPORATED CLASS A+                                                             1,692,695
                                                                                                                    ---------------
ENVIRONMENTAL CONTROL: 0.00%
       28,200  CHINA METAL RECYCLING HOLDINGS LIMITED                                                                        26,194
                                                                                                                    ---------------
EXECUTIVE, LEGISLATIVE & GEN GOVERNMENT, EXCEPT FINANCE: 0.00%
       27,000  NIPPON SUISAN KAISHA LIMITED                                                                                  79,318
                                                                                                                    ---------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 0.65%
       14,687  ALLIANT TECHSYSTEMS INCORPORATED+                                                                          1,166,882
      104,476  AMCOR LIMITED                                                                                                555,234
       72,903  APTARGROUP INCORPORATED                                                                                    2,808,953
       13,000  ASSA ABLOY AB CLASS B                                                                                        243,962
      159,080  BLUESCOPE STEEL LIMITED                                                                                      345,013
          424  CCL INDUSTRIES INCORPORATED                                                                                   10,501
      149,783  COMMERCIAL METALS COMPANY                                                                                  2,456,441
       68,138  CRANE COMPANY                                                                                              2,157,930
       70,683  CROWN HOLDINGS INCORPORATED+                                                                               1,931,060
       68,800  FORTUNE BRANDS INCORPORATED                                                                                3,015,504
        1,500  FP CORPORATION                                                                                                70,488
        1,100  FUJI SEAL INTERNATIONAL INCORPORATED                                                                          22,620
          156  HOGANAS AB                                                                                                     3,665
        4,400  HUHTAMAKI OYJ                                                                                                 47,930
       84,355  JINDAL STEEL & POWER LIMITED                                                                               1,157,057
        1,237  MERCATOR MINERALS LIMITED+                                                                                     3,115
      191,519  MUELLER WATER PRODUCTS INCORPORATED                                                                          886,733
       26,936  NAMPAK LIMITED                                                                                                57,203
       54,000  NSK LIMITED                                                                                                  380,483
       49,383  QUANEX BUILDING PRODUCTS CORPORATION                                                                         769,387
        4,052  RAUTARUUKKI OYJ                                                                                               76,416
       36,884  SHAW GROUP INCORPORATED+                                                                                   1,279,875
       13,900  SKF AB CLASS B                                                                                               219,521
       66,590  SNAP-ON INCORPORATED                                                                                       2,811,430
        6,851  SSAB SVENSKT STAL AB CLASS A                                                                                 114,827
        4,150  SSAB SVENSKT STAL AB CLASS B+                                                                                 63,212
       54,500  TYCOONS WORLDWIDE GROUPS THAILAND PCL                                                                          8,175
        9,312  VALMONT INDUSTRIES INCORPORATED                                                                              663,014
        4,703  VOESTALPINE AG                                                                                               165,795
                                                                                                                         23,492,426
                                                                                                                    ---------------

                   Wells Fargo Advantage Master Portfolios 151


Portfolio of Investments--February 28, 2010

DIVERSIFIED STOCK PORTFOLIO

    SHARES     SECURITY NAME                                                                                             VALUE
-------------  ---------------------------------------------------------------------                                ---------------
FINANCE & FINANCIAL SERVICES: 0.08%
      238,243  JANUS CAPITAL GROUP INCORPORATED                                                                     $     2,978,038
                                                                                                                    ---------------
FINANCIAL SERVICES: 0.21%
       18,700  BANGKOK BANK PCL                                                                                              67,018
       62,758  BROADRIDGE FINANCIAL SOLUTIONS INCORPORATED                                                                1,320,428
      284,500  BUMIPUTRA COMMERCE HOLDINGS BHD                                                                            1,087,708
      178,899  ING GROEP NV                                                                                               1,599,220
       43,500  KB FINANCIAL GROUP INCORPORATED                                                                            1,828,283
       50,409  SHINHAN FINANCIAL GROUP COMPANY LIMITED                                                                    1,801,408
                                                                                                                          7,704,065
                                                                                                                    ---------------
FISHING, HUNTING & TRAPPING: 0.00%
       43,000  MARUHA NICHIRO HOLDINGS INCORPORATED                                                                          60,983
                                                                                                                    ---------------
FOOD & KINDRED PRODUCTS: 2.59%
       72,000  AJINOMOTO COMPANY INCORPORATED                                                                               733,412
       31,963  ALICORP SA                                                                                                    30,639
        6,960  ANHEUSER-BUSCH INBEV NV+                                                                                          47
          900  ARIAKE JAPAN COMPANY LIMITED                                                                                  13,919
        1,015  ARYZTA AG                                                                                                     37,778
       46,200  ASAHI BREWERIES LIMITED                                                                                      886,092
        5,000  ASIA PACIFIC BREWERIES LIMITED                                                                                49,797
       14,245  ASSOCIATED BRITISH FOODS PLC                                                                                 206,347
          450  AXFOOD AB                                                                                                     14,138
           66  BARRY CALLEBAUT AG                                                                                            39,658
       40,938  BIDVEST GROUP LIMITED                                                                                        699,750
        3,648  BIM BIRLESIK MAGAZALAR AS                                                                                    161,583
        8,634  BIOCON LIMITED                                                                                                49,195
       54,230  BUNGE LIMITED<<                                                                                            3,231,566
        5,600  CARLSBERG AS                                                                                                 432,480
        9,100  CARLSBERG BREWERY MALAYSIA BERHAD                                                                             12,506
       69,704  CENTRAL EUROPEAN DISTRIBUTION CORPORATION+                                                                 2,324,628
       83,000  CHINA YURUN FOOD GROUP LIMITED                                                                               247,006
       11,518  CIA CERVECERIAS UNIDAS SA                                                                                     88,917
        5,211  CIA DE BEBIDAS DAS AMERICAS                                                                                  430,023
        1,236  CJ CHEILJEDANG CORPORATION                                                                                   223,245
        1,178  CJ CORPORATION+                                                                                               69,874
       45,048  COCA-COLA AMATIL LIMITED                                                                                     452,974
        1,000  COCA-COLA CENTRAL JAPAN COMPANY LIMITED                                                                       12,325
      199,333  COCA-COLA COMPANY                                                                                         10,508,836
       33,000  COCA-COLA ENTERPRISES INCORPORATED                                                                           843,150
        6,785  COCA-COLA HELLENIC BOTTLING COMPANY SA                                                                       166,298
        6,400  COCA-COLA WEST JAPAN COMPANY LIMITED                                                                         104,740
       20,000  COFCO INTERNATIONAL LIMITED                                                                                   17,444
       93,991  COMPASS GROUP PLC                                                                                            698,816
       41,114  CONAGRA FOODS INCORPORATED                                                                                 1,005,648
       88,183  CONSTELLATION BRANDS INCORPORATED CLASS A+                                                                 1,326,272
        3,088  CSM                                                                                                           82,014
        6,886  DAIRY CREST GROUP PLC                                                                                         37,852
        7,078  DAVID CAMPARI-MILANO SPA                                                                                      72,813
      264,847  DEL MONTE FOODS COMPANY                                                                                    3,104,007
      117,724  DIAGEO PLC                                                                                                 1,909,938
          400  DYDO DRINCO INCORPORATED                                                                                      13,439
          250  EAST ASIATIC COMPANY LIMITED A/S                                                                               7,136
        3,868  EBRO PULEVA SA                                                                                                76,212
       11,000  EZAKI GLICO COMPANY LIMITED                                                                                  128,145

                   152 Wells Fargo Advantage Master Portfolios


                                     Portfolio of Investments--February 28, 2010

DIVERSIFIED STOCK PORTFOLIO

    SHARES     SECURITY NAME                                                                                             VALUE
-------------  ---------------------------------------------------------------------                                ---------------
FOOD & KINDRED PRODUCTS (continued)
        5,500  FRASER & NEAVE HOLDINGS                                                                              $        17,152
       16,692  FU JI FOOD & CATERING SERVICES HOLDINGS LIMITED+(a)                                                           16,401
        6,700  FUJI OIL COMPANY LIMITED                                                                                     104,446
        1,000  FUJICCO COMPANY LIMITED                                                                                       11,897
        1,600  GENMAB A/S+                                                                                                   26,859
       14,398  GLENMARK PHARMACEUTICALS LIMITED                                                                              78,837
      169,096  GOODMAN FIELDER LIMITED                                                                                      228,074
       10,307  GREENE KING PLC                                                                                               67,815
        1,680  GREGGS PLC                                                                                                    10,641
       29,033  GROUPE DANONE                                                                                              1,697,933
       69,400  GRUPO BIMBO SAB DE CV                                                                                        506,390
        8,900  GUINNESS ANCHOR BHD                                                                                           18,294
       30,814  HANSEN NATURAL CORPORATION+                                                                                1,281,862
        4,007  HEINEKEN HOLDING NV                                                                                          163,438
       11,209  HEINEKEN NV                                                                                                  550,527
      177,456  HINDUSTAN UNILEVER LIMITED                                                                                   909,123
          329  HITE HOLDINGS COMPANY LIMITED+                                                                                 5,786
        7,300  HOUSE FOODS CORPORATION                                                                                      106,733
       32,210  INBEV NA                                                                                                   1,612,248
      458,924  INDOFOOD SUKSES MAKMUR TBK PT                                                                                186,814
       19,000  ITOHAM FOODS INCORPORATED                                                                                     71,214
        5,000  J-OIL MILLS INCORPORATED                                                                                      15,702
       10,195  JERONIMO MARTINS                                                                                              97,841
      521,200  JG SUMMIT HOLDINGS                                                                                            73,448
        6,700  KAGOME COMPANY LIMITED                                                                                       120,207
        5,271  KERRY GROUP PLC                                                                                              166,871
       21,200  KHON KAEN SUGAR INDUSTRY PC                                                                                    8,720
       16,000  KIKKOMAN CORPORATION                                                                                         189,994
       92,000  KIRIN BREWERY COMPANY LIMITED                                                                              1,269,537
        1,159  KONINKLIJKE WESSANEN NV                                                                                        4,401
        3,100  KOSE CORPORATION                                                                                              67,342
       11,344  KRAFT FOODS INCORPORATED CLASS A(a)                                                                          322,510
      127,520  KRAFT FOODS INCORPORATED CLASS A                                                                           3,625,394
       16,900  KULIM (MALAYSIA) BHD                                                                                          35,284
       23,619  LANCASTER COLONY CORPORATION                                                                               1,359,037
            7  LINDT & SPRUENGLI AG                                                                                         162,872
           41  LINDT & SPRUENGLI AG                                                                                          83,546
           93  LOTTE CHILSUNG BEVERAGE COMPANY LIMITED                                                                       65,025
          117  LOTTE CONFECTIONERY COMPANY LIMITED                                                                          123,466
      116,200  MARINE HARVEST                                                                                               101,468
        7,875  MARSTON'S PLC                                                                                                 10,855
        5,000  MARUDAI FOOD COMPANY LIMITED                                                                                  14,970
        4,600  MEGMILK SNOW BRAND COMPANY LIMITED                                                                            72,279
          600  MEITO SANGYO COMPANY LIMITED                                                                                   8,469
       60,682  METCASH LIMITED                                                                                              224,059
        1,300  MIKUNI COCA-COLA BOTTLING COMPANY LIMITED                                                                     10,272
        4,000  MITSUI SUGAR COMPANY LIMITED                                                                                  14,992
       36,000  MORINAGA & COMPANY LIMITED                                                                                    83,471
       21,000  MORINAGA MILK INDUSTRY COMPANY LIMITED                                                                        87,456
        3,834  NESTLE INDIA LIMITED                                                                                         218,040
        4,000  NESTLE MALAYSIA BHD                                                                                           39,818
      168,269  NESTLE SA                                                                                                  8,372,332
           15  NESTLE SA ADR                                                                                                    746
       29,000  NICHIREI CORPORATION                                                                                         111,633
       15,667  NICHOLAS PIRAMAL INDIA LIMITED                                                                               135,194
        6,000  NIPPON BEET SUGAR MANUFACTURING COMPANY LIMITED                                                               16,140

                   Wells Fargo Advantage Master Portfolios 153


Portfolio of Investments--February 28, 2010

DIVERSIFIED STOCK PORTFOLIO

    SHARES     SECURITY NAME                                                                                             VALUE
-------------  ---------------------------------------------------------------------                                ---------------
FOOD & KINDRED PRODUCTS (continued)
       17,000  NIPPON FLOUR MILLS COMPANY LIMITED                                                                   $        87,636
       26,000  NIPPON MEAT PACKERS INCORPORATED                                                                             318,105
       19,500  NISSHIN SEIFUN GROUP INCORPORATED                                                                            257,454
        9,000  NISSIN FOOD PRODUCTS COMPANY LIMITED                                                                         311,498
       24,790  NORTHERN FOODS PLC                                                                                            21,735
        1,459  NUTRECO HOLDING NV                                                                                            86,439
        2,824  OPG GROEP NV                                                                                                  48,278
          260  ORION CORPORATION+                                                                                            60,522
        3,453  OSEM INVESTMENT LIMITED                                                                                       48,629
       66,751  PARMALAT SPA                                                                                                 168,422
       21,000  PEOPLES FOOD HOLDINGS LIMITED                                                                                 10,159
       65,977  PEPSI BOTTLING GROUP INCORPORATED                                                                          2,522,301
       28,082  PEPSIAMERICAS INCORPORATED                                                                                   841,898
      195,823  PEPSICO INCORPORATED                                                                                      12,233,063
       10,047  PERNOD-RICARD                                                                                                756,942
       54,000  PPB GROUP BHD                                                                                                256,879
       10,100  QP CORPORATION                                                                                               111,862
       24,895  RALCORP HOLDINGS INCORPORATED+                                                                             1,663,235
          470  REMY COINTREAU SA                                                                                             22,399
       11,389  RIDLEY CORPORATION LIMITED                                                                                    11,279
          600  RIKEN VITAMIN COMPANY LIMITED                                                                                 17,221
       38,100  SAN MIGUEL CORPORATION                                                                                        58,234
        6,827  SAPUTO INCORPORATED                                                                                          194,974
      300,000  SARA LEE CORPORATION                                                                                       4,068,000
       54,500  SINAR MAS AGRO RESOURCES & TECHNOLOGY TBK PT                                                                  17,369
       69,676  SMITHFIELD FOODS INCORPORATED+                                                                             1,199,124
        3,072  SUEDZUCKER AG                                                                                                 71,362
       12,329  SUN PHARMACEUTICAL INDUSTRIES LIMITED                                                                        411,733
       20,000  TAKARA HOLDINGS INCORPORATED                                                                                 109,629
       18,545  TATE & LYLE PLC                                                                                              119,076
      362,696  TESCO PLC                                                                                                  2,321,103
      611,000  THAI BEVERAGE PUBLIC COMPANY LIMITED                                                                         108,665
       12,000  THE NISSHIN OILLIO GROUP LIMITED                                                                              60,240
       17,136  TIGER BRANDS LIMITED                                                                                         390,539
      176,000  TINGYI (CAYMAN ISLANDS) HOLDING CORPORATION                                                                  408,588
        1,910  TONGAAT-HULETT                                                                                                24,278
       36,576  TREEHOUSE FOODS INCORPORATED+                                                                              1,573,865
      137,519  TYSON FOODS INCORPORATED CLASS A                                                                           2,343,324
        1,300  UNICHARM PETCARE CORPORATION                                                                                  41,848
       71,184  UNILEVER NV                                                                                                2,142,102
       59,940  UNILEVER PLC ADR                                                                                           1,758,468
       22,122  UNION DE CERVECERIAS PERUANAS BACKUS & JOHNSTON SAA                                                           29,517
        5,468  UNITED BREWERIES LIMITED+                                                                                     21,366
      298,300  UNIVERSAL ROBINA CORPORATION                                                                                 140,662
       19,102  VINA CONCHA Y TORO SA                                                                                         44,593
       68,000  VITASOY INTERNATIONAL HOLDINGS LIMITED                                                                        45,554
       54,000  WEI CHUAN FOOD CORPORATION+                                                                                   54,299
       68,930  WILMAR INTERNATIONAL LIMITED                                                                                 318,734
       14,100  YAKULT HONSHA COMPANY LIMITED                                                                                428,816
       15,000  YAMAZAKI BAKING COMPANY LIMITED                                                                              196,184
                                                                                                                         94,094,736
                                                                                                                    ---------------
FOOD CHAINS: 0.01%
        7,205  TIM HORTONS INCORPORATED                                                                                     218,711
                                                                                                                    ---------------

                   154 Wells Fargo Advantage Master Portfolios


                                     Portfolio of Investments--February 28, 2010

DIVERSIFIED STOCK PORTFOLIO

    SHARES     SECURITY NAME                                                                                             VALUE
-------------  ---------------------------------------------------------------------                                ---------------
FOOD STORES: 0.46%
       13,200  AJISEN CHINA HOLDINGS LIMITED                                                                        $        12,125
        5,981  ALIMENTATION COUCHE TARD INCORPORATED                                                                        111,753
       87,000  BISI INTERNATIONAL PT+                                                                                        12,861
      277,000  C.P. SEVEN ELEVEN PCL                                                                                        197,708
       18,000  CAFE DE CORAL HOLDINGS LIMITED                                                                                40,582
       29,087  CARREFOUR SA                                                                                               1,342,060
        2,899  CASINO GUICHARD PERRACHON SA                                                                                 233,332
      171,506  CENCOSUD SA                                                                                                  663,440
        2,900  CIRCLE K SUNKUS COMPANY LIMITED                                                                               36,395
          572  COLRUYT SA                                                                                                   142,960
        1,299  EMPIRE COMPANY LIMITED                                                                                        60,382
        2,300  GEORGE WESTON LIMITED                                                                                        150,696
          109  GUYENNE ET GASCOGNE SA                                                                                         9,382
       53,376  J SAINSBURY PLC                                                                                              268,905
       30,600  JOLLIBEE FOODS CORPORATION                                                                                    38,146
        2,100  KAPPA CREATE COMPANY LIMITED                                                                                  41,908
          600  KESKO OYJ A SHARES                                                                                            21,773
        2,100  KFC (JAPAN) LIMITED                                                                                           39,639
        5,400  KFC HOLDINGS MALAYSIA BHD                                                                                     12,590
       54,546  KONINKLIJKE AHOLD NV                                                                                         668,453
        5,200  LAWSON INCORPORATED                                                                                          227,385
        4,700  LOBLAW COS LIMITED                                                                                           164,826
          392  LUMINAR GROUP HOLDINGS PLC+                                                                                      167
        1,451  MAPLE LEAF FOODS INCORPORATED                                                                                 14,659
        5,300  MCDONALD'S HOLDINGS COMPANY (JAPAN) LIMITED                                                                  107,557
        5,512  METRO AG                                                                                                     282,616
          500  MINISTOP COMPANY LIMITED                                                                                       5,785
        4,500  MOS FOOD SERVICES INCORPORATED                                                                                76,735
        2,300  NISSIN HEALTHCARE FOOD SERVICE COMPANY LIMITED                                                                30,030
       34,456  PANERA BREAD COMPANY+                                                                                      2,508,052
        2,000  PLENUS COMPANY LIMITED                                                                                        28,206
       61,032  PRESIDENT CHAIN STORE CORPORATION+                                                                           143,482
          290  RALLYE SA+                                                                                                     9,365
       12,307  RIPLEY CORPORATION SA                                                                                         10,742
        1,300  ROYAL HOLDINGS COMPANY LIMITED                                                                                13,081
       57,000  RUENTEX DEVELOPMENT COMPANY LIMITED                                                                           69,312
       40,816  SAFEWAY INCORPORATED                                                                                       1,017,135
        2,000  SAIZERIYA COMPANY LIMITED                                                                                     36,671
       80,280  SEVEN & I HOLDINGS COMPANY LIMITED                                                                         1,810,807
       30,790  SHOPRITE HOLDINGS LIMITED                                                                                    298,630
          470  SLIGRO FOOD GROUP NV                                                                                          15,046
          300  ST. MARC HOLDINGS COMPANY LIMITED                                                                             10,046
       91,670  STARBUCKS CORPORATION+                                                                                     2,100,160
        3,877  TATA TEA LIMITED                                                                                              78,839
        8,000  TOYO SUISAN KAISHA LIMITED                                                                                   222,950
        3,900  WATAMI FOOD SERVICE COMPANY+                                                                                  71,376
        2,154  WETHERSPOON (J.D.) PLC+                                                                                       14,763
       98,481  WILLIAM MORRISON SUPERMARKETS PLC                                                                            448,239
      111,876  WOOLWORTHS LIMITED                                                                                         2,691,067
           37  YOSHINOYA D&C COMPANY LIMITED                                                                                 41,229
        7,800  ZENSHO COMPANY LIMITED                                                                                        58,295
                                                                                                                         16,712,343
                                                                                                                    ---------------
FOOTWEAR: 0.05%
       15,205  DECKERS OUTDOOR CORPORATION+<<                                                                             1,827,641
                                                                                                                    ---------------

                   Wells Fargo Advantage Master Portfolios 155


Portfolio of Investments--February 28, 2010

DIVERSIFIED STOCK PORTFOLIO

    SHARES     SECURITY NAME                                                                                             VALUE
-------------  ---------------------------------------------------------------------                                ---------------
FOREST PRODUCTS & PAPER: 0.01%
        2,512  CASCADES INCORPORATED                                                                                $        19,577
        4,311  FIBRIA CELULOSE SA+                                                                                           78,603
       35,100  KIMBERLY-CLARK DE MEXICO SAB DE CV                                                                           186,482
       26,000  SHIHLIN PAPER CORPORATION+                                                                                    54,801
                                                                                                                            339,463
                                                                                                                    ---------------
FORESTRY: 0.00%
        5,000  DAIKEN CORPORATION                                                                                            14,351
       59,667  GUNNS LIMITED                                                                                                 30,480
       15,100  SUMITOMO FORESTING                                                                                           117,102
                                                                                                                            161,933
                                                                                                                    ---------------
FURNITURE & FIXTURES: 0.26%
        5,625  CERSANIT-KRASNYSTAW SA+                                                                                       24,685
        1,167  DOREL INDUSTRIES INCORPORATED CLASS B                                                                         33,617
          800  EKORNES ASA                                                                                                   19,089
        6,000  FRANCE BED HOLDINGS COMPANY LIMITED                                                                            8,712
       62,021  HERMAN MILLER INCORPORATED                                                                                 1,128,782
       50,779  HNI CORPORATION                                                                                            1,207,017
        6,141  HOUSEWARES INTERNATIONAL LIMITED+                                                                              9,246
        1,000  ITOKI CORPORATION                                                                                              2,060
       27,174  KINETIC CONCEPTS INCORPORATED+                                                                             1,139,134
       82,500  KINGBOARD LAMINATES HOLDINGS LIMITED                                                                          63,665
       10,900  KOKUYO COMPANY LIMITED                                                                                        82,690
       69,830  LEGGETT & PLATT INCORPORATED                                                                               1,323,279
      165,878  MASCO CORPORATION                                                                                          2,217,789
      124,719  NEWELL RUBBERMAID INCORPORATED                                                                             1,714,886
        5,775  NOBIA AB                                                                                                      29,078
        4,000  NORITAKE COMPANY LIMITED                                                                                      11,030
        8,000  OKAMURA CORPORATION                                                                                           42,501
        3,300  SANGETSU COMPANY LIMITED                                                                                      76,775
       93,680  STEINHOFF INTERNATIONAL HOLDINGS LIMITED+                                                                    231,941
                                                                                                                          9,365,976
                                                                                                                    ---------------
GENERAL MERCHANDISE STORES: 1.02%
    5,849,199  CENTS ONLY STORES+                                                                                           965,102
       77,000  AEON COMPANY LIMITED                                                                                         792,144
        2,300  ASKUL CORPORATION                                                                                             42,042
        3,000  BELLUNA COMPANY LIMITED                                                                                       12,629
       33,600  BIG C SUPERCENTER                                                                                             41,409
       95,727  BIG LOTS INCORPORATED+                                                                                     3,206,855
       23,446  BJ'S WHOLESALE CLUB INCORPORATED+                                                                            848,042
       58,486  CASEY'S GENERAL STORES INCORPORATED                                                                        1,778,559
        2,100  CAWACHI LIMITED                                                                                               42,262
       39,948  DAVID JONES LIMITED                                                                                          169,699
        5,426  DELHAIZE GROUP                                                                                               420,173
        4,200  DON QUIJOTE COMPANY LIMITED                                                                                  106,365
      172,361  DSG INTERNATIONAL PLC                                                                                         80,632
        5,200  FAMILYMART COMPANY LIMITED                                                                                   166,632
       99,268  FAR EASTERN DEPARTMENT STORES COMPANY LIMITED                                                                 71,033
       67,580  FOOT LOCKER INCORPORATED                                                                                     876,513
       51,000  GOLDEN EAGLE RETAIL GROUP LIMITED                                                                             93,299
       77,749  HARVEY NORMAN HOLDINGS LIMITED                                                                               266,869
          221  HELLENIC DUTY FREE SHOPS SA                                                                                    1,769
       34,752  HOME RETAIL GROUP                                                                                            135,124

                   156 Wells Fargo Advantage Master Portfolios


                                     Portfolio of Investments--February 28, 2010

DIVERSIFIED STOCK PORTFOLIO

    SHARES     SECURITY NAME                                                                                             VALUE
-------------  ---------------------------------------------------------------------                                ---------------
GENERAL MERCHANDISE STORES (continued)
        1,916  HYUNDAI DEPARTMENT STORE COMPANY LIMITED+                                                            $       164,361
      102,000  INTIME DEPARTMENT STORE GROUP COMPANY LIMITED                                                                 86,466
        5,000  IZUMIYA COMPANY LIMITED                                                                                       22,793
       93,400  JCPENNEY COMPANY INCORPORATED                                                                              2,575,972
        4,000  LIFE CORPORATION                                                                                              68,344
       60,500  LIFESTYLE INTERNATIONAL HOLDINGS LIMITED                                                                      99,922
        1,155  LOTTE SHOPPING COMPANY LIMITED+                                                                              317,652
      191,985  MACY'S INCORPORATED                                                                                        3,676,513
       67,088  MARKS & SPENCER GROUP PLC                                                                                    337,678
       21,900  MARUI COMPANY LIMITED                                                                                        148,884
        4,900  MATSUYA COMPANY LIMITED                                                                                       42,081
       14,000  NEW WORLD DEPARTMENT STORE CHINA LIMITED+                                                                     12,734
        2,200  NISSEN COMPANY LIMITED                                                                                         8,989
       18,104  ORGANIZACION SORIANA SAB DE CV CLASS B+                                                                       48,963
       88,865  PACIFIC BRANDS LIMITED                                                                                        90,791
       10,098  PANTALOON RETAIL INDIA LIMITED+                                                                               84,838
          335  PANTALOON RETAIL INDUSTRIAL CLASS B                                                                            1,703
        3,200  PARCO COMPANY LIMITED                                                                                         25,104
       21,770  PICK'N PAY STORES LIMITED                                                                                    113,889
        3,889  PINAULT-PRINTEMPTS-REDOUTE SA                                                                                446,354
      188,400  ROBINSON DEPARTMENT STORE PCL                                                                                 59,258
      134,803  SACI FALABELLA                                                                                               765,532
      180,462  SAKS INCORPORATED+<<                                                                                       1,259,625
          655  SEARS CANADA INCORPORATED+                                                                                    16,496
        1,800  SENSHUKAI COMPANY LIMITED                                                                                     10,393
        1,524  SHINSEGAE COMPANY LIMITED                                                                                    696,370
       12,000  SIAM MAKRO PLC                                                                                                32,300
        1,091  SONAE CAPITAL+                                                                                                   891
       38,828  SONAE SGPS SA                                                                                                 43,089
        5,300  SUGI PHARMACY COMPANY LIMITED                                                                                128,317
        2,400  SUNDRUG COMPANY LIMITED                                                                                       58,187
       22,000  TAKASHIMAYA COMPANY LIMITED                                                                                  169,869
       54,200  TJX COMPANIES INCORPORATED                                                                                 2,256,346
        2,000  TSURUHA HOLDINGS INCORPORATED                                                                                 77,438
           55  VALORA HOLDING AG                                                                                             12,334
      330,314  WAL-MART DE MEXICO SAB DE CV                                                                               1,640,145
      202,143  WAL-MART STORES INCORPORATED                                                                              10,929,872
       10,254  WAREHOUSE GROUP LIMITED                                                                                       26,921
        7,923  WH SMITH PUBLIC LIMITED CORPORATION                                                                           55,440
       56,000  WUMART STORES INCORPORATED                                                                                   107,640
        1,000  YAOKO COMPANY LIMITED                                                                                         30,165
                                                                                                                         36,867,811
                                                                                                                    ---------------
HEALTH SERVICES: 1.11%
        2,020  ABENGOA SA                                                                                                    51,077
        2,189  ACIBADEM SAGLIK HIZMETLERI VE TICARET AS+                                                                     11,111
       31,968  AMEDISYS INCORPORATED+<<                                                                                   1,842,955
       42,363  ATHENAHEALTH INCORPORATED+                                                                                 1,560,653
      491,925  BANGKOK CHAIN HOSPITAL PCL                                                                                    80,339
      109,900  BANGKOK DUSIT MEDICAL SERVICES PCL THB                                                                        81,764
          184  BASILEA PHARMACEUTICA+                                                                                        13,531
          674  BIOMERIEUX                                                                                                    73,751
       57,733  BIOTON SA                                                                                                      3,588
       28,900  BUMRUNGRAD HOSPITAL PCL                                                                                       27,095
       47,000  CHINA SHINEWAY PHARMACEUTICAL GROUP LIMITED                                                                  101,240
      702,000  CK LIFE SCIENCES INTERNATIONAL HOLDINGS INCORPORATED+                                                         52,455

                   Wells Fargo Advantage Master Portfolios 157


Portfolio of Investments--February 28, 2010

DIVERSIFIED STOCK PORTFOLIO

    SHARES     SECURITY NAME                                                                                             VALUE
-------------  ---------------------------------------------------------------------                                ---------------
HEALTH SERVICES (continued)
          896  CML HEALTHCARE INCOME FUND                                                                           $        11,462
       41,986  COMMUNITY HEALTH SYSTEMS INCORPORATED+                                                                     1,438,860
       29,027  COVANCE INCORPORATED+                                                                                      1,643,509
        1,348  CRUCELL NV+                                                                                                   25,789
       45,104  DAVITA INCORPORATED+                                                                                       2,778,857
        7,716  DIVI'S LABORATORIES LIMITED                                                                                  104,263
       24,755  EDWARDS LIFESCIENCES CORPORATION+                                                                          2,273,252
       73,000  FRASER & NEAVE LIMITED                                                                                       221,228
        7,992  FRESENIUS MEDICAL CARE AG & COMPANY                                                                          417,337
        1,040  FRESENIUS SE                                                                                                  67,903
        4,993  GLAXOSMITHKLINE PHARMACEUTICALS LIMITED                                                                      185,176
      328,153  HEALTH MANAGEMENT ASSOCIATION INCORPORATED CLASS A+                                                        2,392,235
       26,561  HEALTHSCOPE LIMITED                                                                                          101,405
      108,172  HEALTHSOUTH REHABILITATION CORPORATION+<<                                                                  1,871,376
       78,791  HUMAN GENOME SCIENCES INCORPORATED+                                                                        2,217,967
       77,813  IBA HEALTH GROUP LIMITED                                                                                      37,657
       49,973  INTERVAL LEISURE GROUP INCORPORATED+                                                                         717,612
        1,037  LABORATORIOS ALMIRALL SA                                                                                      13,923
       46,871  LABORATORY CORPORATION OF AMERICA HOLDINGS+                                                                3,436,113
       73,572  LIFEPOINT HOSPITALS INCORPORATED+                                                                          2,243,946
        2,000  MDS INCORPORATED+                                                                                             16,651
       40,300  MEDI-CLINIC CORPORATION+                                                                                     139,334
       52,865  MEDNAX INCORPORATED+                                                                                       2,828,278
      109,957  NETWORK HEALTHCARE HOLDINGS LIMITED                                                                          182,823
        1,750  NOVOZYMES A/S CLASS B                                                                                        179,623
       41,402  ODYSSEY HEALTHCARE INCORPORATED+                                                                             725,777
          742  ORPEA                                                                                                         30,709
       60,066  PARKWAY HOLDINGS LIMITED                                                                                     120,072
       31,777  PRIMARY HEALTH CARE LIMITED                                                                                  125,021
       62,027  PSYCHIATRIC SOLUTIONS INCORPORATED+                                                                        1,330,479
        8,913  QIAGEN NV+                                                                                                   194,546
        9,872  RAMSAY HEALTH CARE LIMITED                                                                                   112,007
        4,816  RHOEN KLINIKUM AG                                                                                            118,957
       26,980  RYMAN HEALTHCARE LIMITED                                                                                      38,431
       31,091  SONIC HEALTHCARE LIMITED                                                                                     377,554
        2,071  SOUTHERN CROSS HEALTHCARE LIMITED                                                                              4,768
            2  TAKARA BIO INCORPORATED+                                                                                       4,246
      637,234  TENET HEALTHCARE CORPORATION+                                                                              3,358,223
          500  TOWA PHARMACEUTICAL COMPANY LIMITED                                                                           26,901
       40,407  UNIVERSAL HEALTH SERVICES CLASS B                                                                          1,253,425
       80,877  VALEANT PHARMACEUTICALS INTERNATIONAL+<<                                                                   3,010,242
        7,262  ZELTIA SA                                                                                                     38,268
                                                                                                                         40,315,764
                                                                                                                    ---------------
HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS: 0.33%
       10,252  ABB LIMITED INDIA                                                                                            176,689
       14,930  ABERTIS INFRAESTRUCTURAS SA                                                                                  281,359
        1,157  ACCIONA SA                                                                                                   128,602
       15,335  ATLANTIA SPA                                                                                                 353,723
        2,240  AUTOSTRADA TORINO-MILANO SPA                                                                                  27,420
       48,400  BANGKOK EXPRESSWAY PCL                                                                                        30,447
       13,976  BOUYGUES SA                                                                                                  643,228
       12,968  BRISA-AUTO ESTRADAS DE PORTUGAL SA                                                                           103,917
      198,000  CHINA RAILWAY CONSTRUCTION CORPORATION                                                                       260,696
       19,478  CINTRA CONCESIONES DE INFRAESTRUCTURAS DE TRANSPORTE SA                                                      171,599
        2,863  DAELIM INDUSTRIAL COMPANY LIMITED+                                                                           175,991

                   158 Wells Fargo Advantage Master Portfolios


                                     Portfolio of Investments--February 28, 2010

DIVERSIFIED STOCK PORTFOLIO

    SHARES     SECURITY NAME                                                                                             VALUE
-------------  ---------------------------------------------------------------------                                ---------------
HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS (continued)
       11,150  DAEWOO SHIPBUILDING & MARINE ENGINEERING COMPANY LIMITED                                             $       193,700
        2,658  FOMENTO DE CONSTRUCCIONES Y CONTRATAS SA                                                                      89,179
       56,139  FOSTER WHEELER AG+                                                                                         1,381,581
       39,729  GRANITE CONSTRUCTION INCORPORATED                                                                          1,097,712
      182,000  GUANGZHOU INVESTMENT COMPANY LIMITED                                                                          47,363
        3,221  HANJIN HEAVY INDUSTRIES & CONSTRUCTION COMPANY LIMITED                                                        60,538
        6,620  HELLENIC TECHNODOMIKI TEV SA                                                                                  37,499
        7,800  HITACHI CONSTRUCTION MACHINERY COMPANY LIMITED+                                                              159,696
       77,500  HITACHI ZOSEN CORPORATION+                                                                                   109,038
       67,500  HOPEWELL HIGHWAY INFRASTRUCTURE LIMITED                                                                       44,611
        4,552  HYUNDAI HEAVY INDUSTRIES COMPANY LIMITED                                                                     810,404
        1,347  HYUNDAI MIPO DOCKYARD COMPANY LIMITED+                                                                       150,970
      198,580  LANCO INFRATECH LIMITED+                                                                                     197,697
       15,591  MAHINDRA & MAHINDRA LIMITED                                                                                  340,784
       99,547  MCDERMOTT INTERNATIONAL INCORPORATED+                                                                      2,274,649
        1,000  NAMURA SHIPBUILDING COMPANY LIMITED                                                                            5,549
      136,500  PLUS EXPRESSWAYS BHD                                                                                         138,284
        5,288  SACYR VALLEHERMOSO SA                                                                                         42,994
       25,110  SAMSUNG HEAVY INDUSTRIES COMPANY LIMITED                                                                     533,634
        4,000  SASEBO HEAVY INDUSTRIES COMPANY LIMITED                                                                        8,689
       18,289  SKANSKA AB                                                                                                   302,431
        1,409  SOCIETA INIZIATIVE AUTOSTRADALI E SERVIZI SPA                                                                 12,087
          299  SOCIETE DES AUTOROUTES PARIS-RHIN-RHONE                                                                       21,484
       14,631  TECHNICAL OLYMPIC SA+                                                                                          8,965
      335,000  TRUBA ALAM MANUNGGAL ENGINEERING PT+                                                                           4,127
      175,204  UNITECH LIMITED                                                                                              273,418
       24,723  VINCI SA                                                                                                   1,294,384
        8,361  VT GROUP PLC                                                                                                  85,099
                                                                                                                         12,080,237
                                                                                                                    ---------------
HOLDING & OTHER INVESTMENT OFFICES: 3.09%
       38,182  3I GROUP PLC                                                                                                 153,177
          904  ACKERMANS & VAN HAAREN NV                                                                                     60,457
       25,432  ADANI ENTERPRISES LIMITED                                                                                    268,414
       10,280  ADCOCK INGRAM HOLDINGS LIMITED                                                                                72,549
       18,544  AFFILIATED MANAGERS GROUP INCORPORATED+                                                                    1,319,035
       49,268  ALAPIS HOLDING INDUSTRIAL AND COMMERCIAL SA OF PHARMACEUTICAL & ORGANIC PRODUCTS+                             29,518
        9,460  ALCON INCORPORATED                                                                                         1,510,951
       50,282  ALEXANDRIA REAL ESTATE EQUITIES INCORPORATED                                                               3,098,377
       99,266  ALIBABA.COM LIMITED                                                                                          217,404
        6,000  ALLIED GROUP LIMITED                                                                                          15,614
        8,109  AMALGAMATED HOLDINGS                                                                                          41,206
       65,367  AMB PROPERTY CORPORATION                                                                                   1,591,033
       80,730  AMP NZ OFFICE TRUST                                                                                           43,405
       20,526  ANADOLU EFES BIRACILIK VE MALT SANAYII AS                                                                    207,052
      247,266  ANNALY CAPITAL MANAGEMENT INCORPORATED                                                                     4,544,749
       15,941  ANTARCHILE SA                                                                                                309,858
        5,473  ARC ENERGY TRUST                                                                                             114,173
        7,680  ARDENT LEISURE GROUP                                                                                           9,911
       14,340  ASHMORE GROUP PLC                                                                                             51,384
      636,000  ASIA PLUS SECURITIES PCL                                                                                      32,892
       32,992  ASPEN INSURANCE HOLDINGS LIMITED                                                                             932,354
        6,355  ASSECO POLAND SA+                                                                                            121,667
        3,449  AVEVA GROUP PLC                                                                                               54,168
       20,393  AYALA CORPORATION CLASS A                                                                                    129,321
       66,482  BABCOCK & BROWN WIND PARTNERS                                                                                 76,264

                   Wells Fargo Advantage Master Portfolios 159


Portfolio of Investments--February 28, 2010

DIVERSIFIED STOCK PORTFOLIO

    SHARES     SECURITY NAME                                                                                             VALUE
-------------  ---------------------------------------------------------------------                                ---------------
HOLDING & OTHER INVESTMENT OFFICES (continued)
       13,404  BARLOWORLD LIMITED                                                                                   $        70,123
      193,100  BERJAYA CORPORATION BHD                                                                                       73,713
        6,400  BINTULU PORT HOLDINGS BERHAD                                                                                  11,840
      129,384  BIOMED REALTY TRUST INCORPORATED                                                                           1,998,983
        2,770  BODYCOTE PLC                                                                                                   7,544
           98  BOLLORE INVESTISSEMENT                                                                                        15,146
      218,000  BOSIDENG INTERNATIONAL HOLDINGS LIMITED                                                                       46,340
       17,889  BOSTON PROPERTIES INCORPORATED                                                                             1,215,200
       23,219  BOUSTEAD HOLDINGS BHD                                                                                         23,182
       72,978  BRE PROPERTIES INCORPORATED                                                                                2,460,088
       21,750  BROOKFIELD ASSET MANAGEMENT INCORPORATED                                                                     516,361
       17,000  BUKIT SEMBAWANG ESTATES LIMITED                                                                               55,510
          740  CANADIAN APARTMENT PROPERTIES                                                                                 10,043
      185,135  CBL & ASSOCIATES PROPERTIES INCORPORATED<<                                                                 2,201,255
      118,955  CHINA MERCHANTS HOLDINGS INTERNATIONAL COMPANY LIMITED                                                       428,334
      114,000  CHINA TRAVEL INTERNATIONAL INVESTMENT HONG KONG LIMITED                                                       29,961
        8,516  CI FINANCIAL CORPORATION                                                                                     169,155
       41,400  CITIC RESOURCES HOLDINGS LIMITED+                                                                             11,094
        2,926  CLAL INDUSTRIES AND INVESTMENTS+                                                                              19,682
          832  CLAL INSURANCE ENTERPRISE HOLDINGS LIMITED+                                                                   20,145
      238,605  CONNECTEAST GROUP                                                                                             93,019
          549  CORPORATION FINANCIERA ALBA                                                                                   26,874
       88,000  COSCO CORPORATION SINGAPORE LIMITED                                                                           76,375
          628  COUSINS PROPERTIES INCORPORATED                                                                                4,515
       13,300  DCM JAPAN HOLDINGS COMPANY LIMITED                                                                            76,646
          327  DEERFIELD CAPITAL CORPORATION                                                                                  1,743
          312  DELEK GROUP LIMITED                                                                                           68,609
        1,848  DELEK REAL ESTATE LIMITED+                                                                                     1,833
      165,738  DEVELOPERS DIVERSIFIED REALTY CORPORATION                                                                  1,758,480
      160,000  DIAMONDROCK HOSPITALITY+                                                                                   1,430,400
       88,596  DOGAN SIRKETLER GRUBU HOLDINGS+                                                                               60,152
       10,287  DOGAN YAYIN HOLDING+                                                                                          10,510
        5,200  DOUTOR NICHIRES HOLDINGS COMPANY LIMITED                                                                      66,489
      100,761  DUKE REALTY CORPORATION                                                                                    1,118,447
       11,000  E-REVOLUTION COMPANY LIMITED+                                                                                  1,486
       35,407  EASTGROUP PROPERTIES INCORPORATED                                                                          1,271,111
       46,763  ECM LIBRA BERHAD+(a)                                                                                               0
       30,069  EMECO HOLDINGS LIMITED                                                                                        18,459
       62,812  EMPRESAS COPEC SA                                                                                            995,895
        8,852  EQSTRA HOLDINGS LIMITED                                                                                        6,992
       35,209  EQUITY LIFESTYLE PROPERTIES INCORPORATED                                                                   1,751,296
       25,200  EQUITY RESIDENTIAL                                                                                           909,216
        1,206  EURAZEO                                                                                                       76,582
        1,228  EXOR SPA                                                                                                      18,711
       72,392  EXTERRAN HOLDINGS INCORPORATED+<<                                                                          1,646,918
        2,000  FABEGE AB                                                                                                     12,988
          970  FIBI HOLDINGS LIMITED+                                                                                        23,358
          158  FIMALAC                                                                                                        8,142
        3,146  FINANCIAL TECHNOLOGIES (INDIA) LIMITED                                                                       101,060
          439  FINANCIERE DE TUBIZE                                                                                          15,644
      300,128  FIRST GEN CORPORATION+                                                                                        61,815
      218,800  FIRST PACIFIC COMPANY LIMITED                                                                                117,544
       92,682  FRANKLIN STREET PROPERTIES CORPORATION                                                                     1,202,086
          956  GAGFAH SA                                                                                                      8,769
      199,300  GAMUDA BHD                                                                                                   162,109
       10,922  GEMINA SPA+                                                                                                    9,436

                   160 Wells Fargo Advantage Master Portfolios


                                     Portfolio of Investments--February 28, 2010

DIVERSIFIED STOCK PORTFOLIO

    SHARES     SECURITY NAME                                                                                             VALUE
-------------  ---------------------------------------------------------------------                                ---------------
HOLDING & OTHER INVESTMENT OFFICES (continued)
      246,600  GENTING BHD                                                                                          $       456,921
          386  GIMV NV                                                                                                       19,263
       62,977  GRUPO CARSO SAB DE CV                                                                                        224,242
        4,125  GRUPO FINANCIERO GALICIA SA ADR+                                                                              19,800
        5,730  GS HOLDINGS CORPORATION                                                                                      188,711
      254,000  GUANGDONG INVESTMENT LIMITED                                                                                 128,928
      127,035  GVK POWER & INFRASTRUCTURE LIMITED+                                                                          119,306
       11,219  HACI OMER SABANCI HOLDING AS                                                                                  41,350
       52,036  HACI OMER SABANCI HOLDING AS                                                                                 196,838
       14,000  HAW PAR CORPORATION LIMITED                                                                                   59,060
      132,502  HCP INCORPORATED                                                                                           3,813,408
       39,881  HENDERSON GROUP PLC                                                                                           76,317
       94,075  HIGHWOODS PROPERTIES INCORPORATED<<                                                                        2,732,879
       33,600  HKR INTERNATIONAL LIMITED                                                                                     13,462
       38,897  HOME PROPERTIES INCORPORATED                                                                               1,781,483
      280,393  HOST HOTELS & RESORTS INCORPORATED                                                                         3,283,402
        5,000  HUFVUDSTADEN AB                                                                                               40,324
       17,300  HULIC COMPANY LIMITED                                                                                        131,437
        5,358  HUNTING PLC                                                                                                   47,998
          881  ICADE                                                                                                         88,364
       16,704  IG GROUP HOLDINGS PLC                                                                                         98,493
       20,611  IMPERIAL HOLDING LIMITED                                                                                     250,214
        9,600  INDUSTRIVARDEN AB CLASS A                                                                                    113,776
        2,400  INDUSTRIVARDEN AB CLASS C                                                                                     26,508
       42,746  INFRATIL LIMITED                                                                                              48,353
        4,745  INVERCAP SA                                                                                                   44,760
       16,939  INVESTEC PLC                                                                                                 114,911
       24,521  INVESTOR AB                                                                                                  435,062
        7,600  INVESTOR AB A SHARES                                                                                         131,112
       37,264  ITAUSA INVESTIMENTOS ITAU SA                                                                                 260,641
      196,741  ITC LIMITED                                                                                                  991,066
        1,000  IWAI SECURITIES COMPANY LIMITED                                                                                5,898
       39,800  J FRONT RETAILING COMPANY LIMITED                                                                            221,298
        2,800  JAFCO COMPANY LIMITED                                                                                         65,868
        3,000  JAPAN ASIA INVESTMENT COMPANY LIMITED                                                                          1,553
       29,929  JARDINE MATHESON HOLDINGS LIMITED                                                                            818,259
       15,075  JM FINANCIAL LIMITED                                                                                          12,245
       76,000  JU TENG INTERNATIONAL HOLDINGS LIMITED                                                                        64,425
       57,945  KILROY REALTY CORPORATION                                                                                  1,641,582
      178,493  KIMCO REALTY CORPORATION                                                                                   2,479,268
        1,586  KKR FINANCIAL CORPORATION                                                                                     11,086
       84,307  KOC HOLDING AS+                                                                                              250,768
       85,131  LASALLE HOTEL PROPERTIES                                                                                   1,652,393
       14,671  LG CORPORATION                                                                                               771,559
       26,000  LION DIVERSIFIED HOLDINGS BHD+                                                                                 3,436
       41,757  MACERICH COMPANY                                                                                           1,488,219
       35,265  MACK-CALI REALTY CORPORATION                                                                               1,182,788
      135,187  MACQUARIE INFRASTRUCTURE GROUP                                                                               136,299
        3,300  MATSUMOTOKIYOSHI HOLDINGS COMPANY LIMITED                                                                     72,578
       21,144  MEDIOBANCA SPA+                                                                                              223,128
       84,000  MELCO INTERNATIONAL DEVELOPMENT LIMITED                                                                       33,980
      363,080  MFA MORTGAGE INVESTMENTS INCORPORATED<<                                                                    2,628,699
       33,456  MID-AMERICA APARTMENT COMMUNITIES INCORPORATED                                                             1,737,705
       10,202  MIGDAL INSURANCE & FINANCIAL HOLDING LIMITED+                                                                 20,382
       16,517  MITIE GROUP                                                                                                   56,994
      222,700  MULPHA INTERNATIONAL BHD+                                                                                     27,466

                   Wells Fargo Advantage Master Portfolios 161


Portfolio of Investments--February 28, 2010

DIVERSIFIED STOCK PORTFOLIO

    SHARES     SECURITY NAME                                                                                             VALUE
-------------  ---------------------------------------------------------------------                                ---------------
HOLDING & OTHER INVESTMENT OFFICES (continued)
       85,370  MULTI-PURPOSE HOLDINGS BHD                                                                           $        48,382
       30,547  MURRAY & ROBERTS HOLDINGS LIMITED                                                                            152,686
      110,654  NATIONAL RETAIL PROPERTIES INCORPORATED<<                                                                  2,348,078
        1,128  NATIONALE A PORTEFEUILLE                                                                                      56,323
           11  NIPPON ACCOMMODATIONS FUND INCORPORATED                                                                       57,077
       30,500  NOMURA HOLDINGS INCORPORATED ADR                                                                             225,090
          742  NPIL RESEARCH & DEVELOPMEN+                                                                                    1,254
       46,666  NWS HOLDINGS LIMITED                                                                                          79,238
           14  PACIFIC GOLF GROUP INTERNATIONAL                                                                              10,290
       36,488  PAMPA CALICHERA                                                                                               59,452
        2,020  PARGESA HOLDING SA                                                                                           158,234
       74,800  PLUM CREEK TIMBER COMPANY<<                                                                                2,672,604
      100,000  POLYTEC ASSET HOLDINGS LIMITED                                                                                20,098
       63,570  POST PROPERTIES INCORPORATED                                                                               1,223,087
        6,684  PREMIER INVESTMENTS LIMITED                                                                                   48,760
      210,239  PROLOGIS                                                                                                   2,709,981
       16,763  PUBLIC STORAGE INCORPORATED CLASS D                                                                        1,377,751
        4,600  RATOS AB B SHARES                                                                                            139,359
      140,024  REALTY INCORPORATEDOME CORPORATION<<                                                                       3,920,672
       34,960  REED ELSEVIER NV                                                                                             400,629
       41,549  REGENCY CENTERS CORPORATION<<                                                                              1,440,504
       46,618  REMGRO LIMITED                                                                                               543,298
        1,117  RHJ INTERNATIONAL+                                                                                             9,232
        1,889  SBI HOLDINGS INCORPORATED                                                                                    337,211
        5,739  SCHRODERS PLC                                                                                                104,660
       54,000  SHANGHAI INDUSTRIAL HOLDINGS LIMITED                                                                         232,010
       50,000  SHINKO SECURITIES COMPANY LIMITED                                                                            148,011
       22,187  SIEMENS INDIA LIMITED+                                                                                       329,280
       36,186  SIMON PROPERTY GROUP INCORPORATED                                                                          2,833,002
      318,599  SINO-OCEAN LAND HOLDINGS LIMITED                                                                             281,570
       46,040  SKY CITY ENTERTAINMENT GROUP LIMITED                                                                         102,872
       34,136  SL GREEN REALTY CORPORATION                                                                                1,742,984
       20,425  SM INVESTMENTS CORPORATION                                                                                   160,522
          862  SOFINA SA                                                                                                     75,037
       77,500  SOFTBANK CORPORATION                                                                                       2,029,855
           68  SONY FINANCIAL HOLDINGS INCORPORATED                                                                         198,080
       19,500  STELLA INTERNATIONAL                                                                                          40,245
        1,239  STX CORPORATION+                                                                                              17,625
      121,700  SUMITOMO MITSUI FINANCIAL GROUP INCORPORATED                                                               3,912,153
       10,882  SUN HUNG KAI PROPERTIES LIMITED                                                                              149,954
        4,109  SUN INTERNATIONAL LIMITED                                                                                     48,952
      122,939  SUNSTONE HOTEL INVESTORS INCORPORATED                                                                      1,099,075
       82,500  SWIRE PACIFIC LIMITED B SHARES                                                                               174,307
       46,156  TANGER FACTORY OUTLET CENTERS INCORPORATED                                                                 1,923,321
       60,995  TAUBMAN CENTERS INCORPORATED<<                                                                             2,362,336
       26,000  TCC INTERNATIONAL HOLDINGS LIMITED+                                                                           10,283
       24,015  TEKFEN HOLDING AS+                                                                                            77,643
          200  THE ISRAEL CORPORATION LIMITED+                                                                              151,786
        7,000  TOKUSHU TOKAI HOLDINGS COMPANY LIMITED                                                                        17,964
       19,500  TOP GLOVE CORPORATION BHD                                                                                     64,819
       72,824  UDR INCORPORATED                                                                                           1,223,443
      216,000  UNITED ENERGY GROUP LIMITED+                                                                                  15,027
       25,000  VALUE PARTNERS GROUP LIMITED                                                                                  17,940
       69,969  VENTAS INCORPORATED                                                                                        3,091,930
      569,000  WANT WANT CHINA HOLDINGS LIMITED                                                                             373,120
       11,190  WASHINGTON H SOUL PATTINSON & COMPANY LIMITED                                                                129,969

                   162 Wells Fargo Advantage Master Portfolios


                                     Portfolio of Investments--February 28, 2010

DIVERSIFIED STOCK PORTFOLIO

    SHARES     SECURITY NAME                                                                                             VALUE
-------------  ---------------------------------------------------------------------                                ---------------
HOLDING & OTHER INVESTMENT OFFICES (continued)
       53,843  WEINGARTEN REALTY INVESTORS                                                                          $     1,108,627
        1,564  WENDEL INVESTISSEMENT                                                                                         87,602
       66,000  WHEELOCK & COMPANY                                                                                           184,936
       22,700  WOORI FINANCE HOLDINGS COMPANY LIMITED+                                                                      255,397
       21,000  YAMAGUCHI FINANCIAL GROUP                                                                                    229,985
       10,000  ZELAN BHD+                                                                                                     1,865
                                                                                                                        112,236,083
                                                                                                                    ---------------
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES: 0.34%
        6,650  AMER SPORTS OYJ                                                                                               73,436
      116,200  BED BATH & BEYOND INCORPORATED+                                                                            4,835,082
       43,000  BEST BUY COMPANY INCORPORATED                                                                              1,569,500
        8,000  BEST DENKI COMPANY LIMITED                                                                                    19,089
       22,153  CARPHONE WAREHOUSE PLC                                                                                        62,626
        1,820  FOURLIS HOLDINGS SA                                                                                           20,073
       10,092  GALIFORM PLC                                                                                                  12,541
        9,019  GAME GROUP PLC                                                                                                11,277
        7,200  HOSHIZAKI ELECTRIC COMPANY LIMITED                                                                            98,869
        8,533  JB HI-FI LIMITED                                                                                             148,969
        8,526  JD GROUP LIMITED                                                                                              47,253
        2,000  JOSHIN DENKI COMPANY LIMITED                                                                                  17,874
        3,600  K'S HOLDINGS CORPORATION+                                                                                    105,919
       21,336  KESA ELECTRICALS PLC                                                                                          37,250
        1,400  NAFCO COMPANY LIMITED                                                                                         26,111
        3,950  NITORI COMPANY LIMITED                                                                                       316,551
       55,908  RADIOSHACK CORPORATION                                                                                     1,093,560
        4,800  SHIMACHU COMPANY LIMITED                                                                                     101,408
        1,292  SOCIETE BIC SA                                                                                                91,481
       24,000  TOTO LIMITED                                                                                                 159,649
      126,766  WILLIAMS-SONOMA INCORPORATED                                                                               2,720,398
        1,800  XEBIO COMPANY LIMITED                                                                                         34,584
        8,110  YAMADA DENKI COMPANY LIMITED                                                                                 565,952
       14,900  YAMAHA CORPORATION                                                                                           176,429
                                                                                                                         12,345,881
                                                                                                                    ---------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES: 0.30%
        7,625  ACCOR SA                                                                                                     385,661
        6,000  ASSOCIATED INTERNATIONAL HOTELS+                                                                              12,893
       13,000  BANYAN TREE HOLDINGS LIMITED+                                                                                  6,381
       71,568  BOYD GAMING CORPORATION+<<                                                                                   546,780
       16,982  EGYPTIAN FOR TOURISM RESORTS+                                                                                  7,022
       33,373  EIH LIMITED                                                                                                   87,911
        6,620  FORMOSA INTERNATIONAL HOTELS CORPORATION                                                                      70,179
        2,000  FUJITA KANKO INCORPORATED                                                                                      8,036
       39,216  GAYLORD ENTERTAINMENT COMPANY+                                                                               882,752
       63,340  HONGKONG & SHANGHAI HOTELS LIMITED                                                                            88,456
        6,000  HOTEL PROPERTIES LIMITED                                                                                       8,409
        1,450  IMPERIAL HOTEL LIMITED                                                                                        26,603
       66,498  INDIAN HOTELS COMPANY LIMITED                                                                                129,232
       10,193  INTERCONTINENTAL HOTELS GROUP PLC                                                                            142,989
        5,779  MILLENNIUM & COPTHORNE HOTELS PLC                                                                             36,895
       95,700  MINOR INTERNATIONAL PCL ADR                                                                                   30,680
        1,660  NH HOTELES SA+                                                                                                 7,391
        5,985  ORASCOM HOTELS & DEVELOPMENT+(a)                                                                              21,182
        2,450  ORBIS SA                                                                                                      28,617

                   Wells Fargo Advantage Master Portfolios 163


Portfolio of Investments--February 28, 2010

DIVERSIFIED STOCK PORTFOLIO

    SHARES     SECURITY NAME                                                                                             VALUE
-------------  ---------------------------------------------------------------------                                ---------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES (continued)
      123,189  ORIENT EXPRESS HOTELS LIMITED CLASS A+                                                               $     1,408,050
      126,000  SHANGRI-LA ASIA LIMITED                                                                                      209,401
       14,932  SINO HOTELS HOLDINGS LIMITED                                                                                   4,425
      110,000  SJM HOLDINGS LIMITED                                                                                          57,110
       79,101  STARWOOD HOTELS & RESORTS WORLDWIDE INCORPORATED                                                           3,061,209
       24,735  TUI TRAVEL PLC                                                                                               103,417
        3,600  UNITED PLANTATIONS BHD                                                                                        14,419
       41,992  VAIL RESORTS INCORPORATED+                                                                                 1,512,132
       79,842  WYNDHAM WORLDWIDE CORPORATION                                                                              1,835,568
                                                                                                                         10,733,800
                                                                                                                    ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 5.00%
       60,500  3M COMPANY                                                                                                 4,849,075
       83,500  A-MAX HOLDINGS LIMITED+                                                                                        1,796
       46,092  ADVANTECH COMPANY LIMITED                                                                                     93,269
        2,700  AIDA ENGINEERING LIMITED                                                                                       8,965
       10,207  ALSTOM RGPT                                                                                                  653,154
       30,000  AMADA COMPANY LIMITED                                                                                        224,886
        1,797  ANDRITZ AG                                                                                                   102,035
      110,088  APPLE INCORPORATED+                                                                                       22,526,207
        5,000  ASAHI DIAMOND INDUSTRIAL COMPANY LIMITED                                                                      37,537
       21,742  ASML HOLDING NV                                                                                              666,409
       18,227  ASTEC INDUSTRIES INCORPORATED+                                                                               442,734
       33,788  ATLAS COPCO AB CLASS A                                                                                       478,163
       15,438  ATLAS COPCO AB CLASS B                                                                                       199,206
    5,945,000  BAKRIE & BROTHERS PT+                                                                                         49,037
        4,008  BANK HANDLOWY W WARSZAWIE SA                                                                                 101,020
      168,032  BENQ CORPORATION+                                                                                             80,683
       27,000  BLACK & DECKER CORPORATION                                                                                 1,956,690
       22,125  BLACK BOX CORPORATION                                                                                        640,076
          826  BNK PETROLEUM INCORPORATED+                                                                                    1,570
          150  BOBST GROUP AG                                                                                                 5,201
       67,149  BRIGGS & STRATTON CORPORATION                                                                              1,175,779
      186,074  BROCADE COMMUNICATIONS SYSTEMS INCORPORATED+                                                               1,082,951
          256  BUCHER INDUSTRIES AG                                                                                          30,265
       33,211  BUCYRUS INTERNATIONAL INCORPORATED CLASS A                                                                 2,077,680
      107,438  CAMERON INTERNATIONAL CORPORATION+                                                                         4,418,925
        3,700  CANON FINETECH INCORPORATED                                                                                   57,929
       22,000  CASIO COMPUTER COMPANY LIMITED                                                                               164,916
       58,614  CATCHER TECHNOLOGY COMPANY LIMITED                                                                           119,704
        6,000  CHEN HSONG HOLDINGS                                                                                            2,002
       54,302  CHICONY ELECTRONICS COMPANY LIMITED                                                                          132,231
      150,000  CHINA INFRASTRUCTURE MACHINERY HOLDINGS LIMITED                                                               95,270
        3,000  CHUGAI RO COMPANY LIMITED                                                                                      8,205
        5,000  CKD CORPORATION                                                                                               38,381
       65,586  CLEVO COMPANY+                                                                                               123,105
      457,201  COMPAL ELECTRONIC INCORPORATED                                                                               655,741
        7,446  CRANE GROUP LIMITED                                                                                           56,054
       23,331  CROMPTON GREAVES LIMITED                                                                                     210,715
       79,677  CUMMINS INCORPORATED                                                                                       4,524,060
       11,943  CYBERTAN TECHNOLOGY INCORPORATED                                                                              15,584
       14,500  DAIFUKU COMPANY LIMITED                                                                                      107,389
        8,000  DAIHEN CORPORATION                                                                                            34,577
        2,333  DASSAULT SYSTEMES SA                                                                                         134,376
      241,531  DELTA ELECTRONICS INCORPORATED                                                                               704,128
          338  DEMAG CRANES AG                                                                                               11,138

                   164 Wells Fargo Advantage Master Portfolios


                                     Portfolio of Investments--February 28, 2010

DIVERSIFIED STOCK PORTFOLIO

    SHARES     SECURITY NAME                                                                                             VALUE
-------------  ---------------------------------------------------------------------                                ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (continued)
       29,548  DIEBOLD INCORPORATED                                                                                 $       855,710
        2,400  DISCO CORPORATION                                                                                            132,095
        1,353  DISCOUNT INVESTMENT CORPORATION                                                                               34,192
       31,126  DONALDSON COMPANY INCORPORATED                                                                             1,284,259
        6,317  DOOSAN HEAVY INDUSTRIES & CONSTRUCTION COMPANY LIMITED                                                       475,450
        9,560  DOOSAN INFRACORE COMPANY LIMITED+                                                                            153,715
       35,126  DRESSER RAND GROUP INCORPORATED+                                                                           1,085,745
       34,975  DRIL-QUIP INCORPORATED+                                                                                    1,913,832
       34,000  EBARA CORPORATION                                                                                            162,260
      251,820  EMC CORPORATION+                                                                                           4,404,332
      106,956  EMULEX CORPORATION+                                                                                        1,358,341
       24,783  FLOWSERVE CORPORATION                                                                                      2,480,530
       54,986  FMC TECHNOLOGIES INCORPORATED+                                                                             3,088,564
       90,000  FONG'S INDUSTRIES COMPANY LIMITED                                                                             39,422
       97,312  FOXCONN TECHNOLOGY COMPANY LIMITED                                                                           344,373
       61,000  FUJI ELECTRIC HOLDINGS COMPANY LIMITED                                                                       142,811
       52,000  FUJI HEAVY INDUSTRIES LIMITED                                                                                237,042
        3,700  FUJI MACHINE MANUFACTURING COMPANY LIMITED                                                                    59,761
      188,000  FUJITSU LIMITED                                                                                            1,220,958
       61,000  FURUKAWA COMPANY LIMITED                                                                                      67,972
       72,020  GAMESTOP CORPORATION CLASS A+<<                                                                            1,238,744
          689  GILDEMEISTER AG                                                                                                8,894
       27,036  GRACO INCORPORATED                                                                                           741,057
      293,715  HEWLETT-PACKARD COMPANY                                                                                   14,917,785
        8,400  HEXAGON AB                                                                                                   112,808
       86,138  HIGH TECH COMPUTER CORPORATION                                                                               870,176
        1,000  HISAKA WORKS LIMITED                                                                                           9,342
        5,000  HITACHI KOKI COMPANY LIMITED                                                                                  52,170
        4,000  HOSOKAWA MICRON CORPORATION                                                                                   14,812
        6,803  HYUNDAI DEVELOPMENT COMPANY                                                                                  195,896
       93,550  IDEX CORPORATION                                                                                           2,900,050
      163,746  INTERNATIONAL BUSINESS MACHINES CORPORATION                                                               20,821,941
      275,024  INVENTEC COMPANY LIMITED                                                                                     150,493
       22,000  ISEKI & COMPANY LIMITED                                                                                       64,134
        8,106  IT HOLDINGS CORPORATION+                                                                                      90,599
       32,000  JAPAN STEEL WORKS                                                                                            366,301
      145,500  JOHNSON ELECTRIC HOLDINGS LIMITED                                                                             74,417
       44,783  JOY GLOBAL INCORPORATED                                                                                    2,274,976
       38,519  KAYDON CORPORATION                                                                                         1,251,868
        2,500  KCI KONECRANES OYJ                                                                                            68,695
        9,000  KITZ CORPORATION                                                                                              46,699
       88,030  KOMATSU LIMITED                                                                                            1,767,635
        4,000  KOMORI CORPORATION                                                                                            44,752
        7,700  KONAMI CORPORATION                                                                                           144,389
      116,865  KUBOTA CORPORATION                                                                                         1,028,628
       55,578  LAM RESEARCH CORPORATION+                                                                                  1,884,650
       20,594  LARSEN & TOUBRO LIMITED                                                                                      704,315
       60,579  LENNOX INTERNATIONAL INCORPORATED                                                                          2,556,434
      596,000  LENOVO GROUP LIMITED                                                                                         387,753
       35,300  LEXMARK INTERNATIONAL INCORPORATED+                                                                        1,189,963
       25,630  LG PHILLIPS LCD COMPANY LIMITED+                                                                             764,547
      235,375  LITE-ON TECHNOLOGY CORPORATION                                                                               303,094
        2,251  MAHARASHTRA SEAMLESS LIMITED                                                                                  17,347
       11,000  MAKINO MILLING MACHINE COMPANY LIMITED                                                                        56,582
       12,301  MAKITA CORPORATION                                                                                           393,903

                   Wells Fargo Advantage Master Portfolios 165


Portfolio of Investments--February 28, 2010

DIVERSIFIED STOCK PORTFOLIO

    SHARES     SECURITY NAME                                                                                             VALUE
-------------  ---------------------------------------------------------------------                                ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (continued)
        4,523  MAN AG                                                                                               $       323,396
      174,348  MANITOWOC COMPANY INCORPORATED                                                                             2,032,898
        1,000  MARUYAMA MANUFACTURING COMPANY INCORPORATED                                                                    1,711
        2,000  MAX COMPANY LIMITED                                                                                           20,913
       72,300  MEDIA PRIMA BHD                                                                                               40,762
       20,000  MEIDENSHA CORPORATION                                                                                         88,469
        3,000  MEITEC CORPORATION                                                                                            54,905
        2,000  MELCO HOLDINGS INCORPORATED                                                                                   51,776
        4,985  METSO OYJ                                                                                                    154,559
       92,369  MICROS SYSTEMS INCORPORATED+                                                                               2,774,765
        6,500  MISUMI GROUP INCORPORATED                                                                                    120,789
       26,285  MISYS PLC                                                                                                     91,301
       90,131  MITAC INTERNATIONAL CORPORATION                                                                               38,781
      206,000  MITSUBISHI ELECTRIC CORPORATION                                                                            1,690,292
      305,000  MITSUBISHI HEAVY INDUSTRIES LIMITED                                                                        1,132,872
        6,300  MITSUI HIGH-TEC INCORPORATED+                                                                                 50,062
        3,000  MIURA COMPANY LIMITED                                                                                         78,980
          500  MODEC INCORPORATED                                                                                             8,914
        8,500  MORI SEIKI COMPANY LIMITED                                                                                    90,028
       10,000  NABTESCO CORPORATION                                                                                         125,725
       35,000  NACHI-FUJIKOSHI CORPORATION                                                                                   98,880
       52,380  NATIONAL OILWELL VARCO INCORPORATED                                                                        2,276,959
          149  NEC CORPORATION ADR                                                                                              414
        1,418  NEOPOST SA<<                                                                                                 115,019
          900  NETUREN COMPANY LIMITED                                                                                        5,359
       10,500  NIDEC CORPORATION                                                                                          1,019,922
        6,000  NIPPON THOMPSON COMPANY LIMITED                                                                               38,494
          700  NITTO KOHKI COMPANY LIMITED                                                                                   15,395
       17,300  NOMURA RESEARCH INSTITUTE LIMITED                                                                            379,512
       35,419  NORDSON CORPORATION                                                                                        2,330,570
       42,000  NTN CORPORATION                                                                                              174,439
       97,502  NUANCE COMMUNICATIONS INCORPORATED+                                                                        1,403,054
        2,380  OILES CORPORATION                                                                                             37,343
        1,500  OKAYA & COMPANY LIMITED                                                                                       14,722
       15,000  OKUMA CORPORATION                                                                                             89,144
        1,000  ORGANO CORPORATION                                                                                             6,179
        3,095  ORMAT INDUSTRIES                                                                                              25,405
        9,500  OSG CORPORATION                                                                                               95,380
        2,063  OUTOTEC OYJ                                                                                                   59,777
      173,307  PALM INCORPORATED+<<                                                                                       1,057,173
       71,100  PARKER HANNIFIN CORPORATION                                                                                4,288,041
          956  PASON SYSTEMS INCORPORATED                                                                                    11,721
       43,937  PENTAIR INCORPORATED                                                                                       1,430,589
       95,900  PITNEY BOWES INCORPORATED                                                                                  2,196,110
        3,061  PRAKTIKER BAU- UND HEIMWERKERMAERKTE AG                                                                       25,879
        1,108  RAMIRENT OYJ+                                                                                                 10,078
        1,852  RHEINMETALL BERLIN                                                                                           115,976
       70,565  RICOH COMPANY LIMITED                                                                                        979,308
           44  RIETER HOLDING AG                                                                                             10,895
        3,700  RISO KAGAKU CORPORATION                                                                                       36,773
      272,159  RITEK CORPORATION+                                                                                            67,631
        8,000  RYOBI LIMITED                                                                                                 25,122
       51,761  SAGE GROUP PLC                                                                                               186,895
      147,000  SANYO ELECTRIC COMPANY LIMITED+                                                                              248,185
        1,100  SATO CORPORATION                                                                                              13,582
        1,005  SCHINDLER HOLDING SA                                                                                          79,754

                   166 Wells Fargo Advantage Master Portfolios


                                     Portfolio of Investments--February 28, 2010

DIVERSIFIED STOCK PORTFOLIO

    SHARES     SECURITY NAME                                                                                             VALUE
-------------  ---------------------------------------------------------------------                                ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (continued)
       77,256  SCIENTIFIC GAMES CORPORATION CLASS A+                                                                $     1,304,854
      221,233  SEAGATE TECHNOLOGY HOLDINGS                                                                                4,404,749
       13,200  SEIKO EPSON CORPORATION                                                                                      223,454
       44,000  SHIHLIN ELECTRIC                                                                                              52,406
        2,500  SHIMA SEIKI MANUFACTURING LIMITED                                                                             48,540
       38,800  SIMPLETECH INCORPORATED+<<                                                                                   398,864
        1,900  SINTOKOGIO LIMITED                                                                                            13,687
          976  SKF AB                                                                                                        15,386
        6,100  SMC CORPORATION                                                                                              761,427
       97,376  SMITH INTERNATIONAL INCORPORATED                                                                           3,991,442
      257,600  SONUS NETWORKS INCORPORATED+                                                                                 548,688
        3,670  SPIRAX-SARCO ENGINEERING PLC                                                                                  71,069
       21,600  SPX CORPORATION                                                                                            1,284,984
       37,330  STANLEY WORKS<<                                                                                            2,137,143
       48,000  SUMITOMO HEAVY INDUSTRIES LIMITED                                                                            248,523
       89,769  SUZLON ENERGY LIMITED+                                                                                       139,896
        9,000  TADANO LIMITED                                                                                                42,546
       11,300  TDK CORPORATION                                                                                              696,989
       89,000  TECHTRONIC INDUSTRIES COMPANY                                                                                 68,107
        2,505  THERMAX INDIA LIMITED                                                                                         32,081
       10,200  THK COMPANY LIMITED                                                                                          197,582
       34,763  TIMKEN COMPANY                                                                                               911,833
        1,200  TORI HOLDINGS COMPANY LIMITED                                                                                    378
       40,105  TORO COMPANY                                                                                               1,765,422
       10,000  TOSHIBA MACHINE COMPANY LIMITED                                                                               40,295
        6,000  TOYO KANETSU K K                                                                                              11,751
      122,000  TPV TECHNOLOGY LIMITED                                                                                        81,730
       11,000  TSUBAKIMOTO CHAIN COMPANY                                                                                     46,924
        2,000  UCHIDA YOKO COMPANY LIMITED                                                                                    6,281
          500  UNION TOOL COMPANY                                                                                            14,069
      163,083  UNITED TRACTORS TBK PT                                                                                       299,612
       54,476  VARIAN MEDICAL SYSTEMS INCORPORATED+                                                                       2,667,690
       32,235  WATSCO INCORPORATED                                                                                        1,864,472
        1,542  WINCOR NIXDORF AG                                                                                            104,532
      212,566  WISTRON CORPORATION                                                                                          364,522
       66,356  WOODWARD GOVERNOR COMPANY                                                                                  1,910,389
        2,900  YAMAZEN CORPORATION                                                                                           10,902
      114,845  YIEH PHUI ENTERPRISE                                                                                          42,253
        5,698  ZARDOYA-OTIS SA                                                                                              103,578
       26,215  ZEBRA TECHNOLOGIES CORPORATION+                                                                              748,963
                                                                                                                        181,775,621
                                                                                                                    ---------------
INSURANCE AGENTS, BROKERS & SERVICE: 0.48%
       20,704  ALLIANZ AG                                                                                                 2,390,648
       43,758  ARTHUR J. GALLAGHER & COMPANY                                                                              1,038,377
        1,978  BALOISE HOLDING AG                                                                                           170,135
       26,836  BEAZLEY PLC                                                                                                   46,157
        1,000  D CARNEGIE & COMPANY AB+(a)                                                                                    2,497
        2,305  GRUPO CATALANA OCCIDENTE SA                                                                                   47,173
          438  HAREL INSURANCE INVESTMENTS & FINANCES LIMITED+                                                               22,462
       76,077  HUMANA INCORPORATED+                                                                                       3,600,724
        4,079  JARDINE LLOYD THOMPSON GROUP PLC                                                                              30,750
      322,616  LEGAL & GENERAL GROUP PLC                                                                                    379,520
       48,109  MARSH & MCLENNAN COMPANIES INCORPORATED                                                                    1,117,091
       12,600  MATSUI SECURITIES COMPANY LIMITED                                                                             84,525
       71,600  MILLEA HOLDINGS INCORPORATED                                                                               2,018,774

                   Wells Fargo Advantage Master Portfolios 167


Portfolio of Investments--February 28, 2010

DIVERSIFIED STOCK PORTFOLIO

    SHARES     SECURITY NAME                                                                                             VALUE
-------------  ---------------------------------------------------------------------                                ---------------
INSURANCE AGENTS, BROKERS & SERVICE (continued)
       97,474  QBE INSURANCE GROUP LIMITED                                                                          $     1,869,423
      102,337  STANDARD LIFE PLC                                                                                            304,909
       37,000  TOKYO TATEMONO COMPANY LIMITED                                                                               130,351
      256,767  TURKIYE GARANTI BANKASI AS                                                                                   946,377
       36,511  UNIPOL SPA                                                                                                    40,692
      149,053  UNUM GROUP                                                                                                 3,101,793
        1,746  WIENER STAEDTISCHE ALLGEMEINE VERSICHERUNG AG                                                                 84,138
                                                                                                                         17,426,516
                                                                                                                    ---------------
INSURANCE CARRIERS: 3.67%
       30,630  ACE LIMITED                                                                                                1,531,194
        7,805  ADMIRAL GROUP PLC                                                                                            147,573
       65,825  AEGON NV                                                                                                     414,990
       40,200  AETNA INCORPORATED                                                                                         1,205,598
       44,800  AFLAC INCORPORATED                                                                                         2,215,360
       41,000  AIOI INSURANCE COMPANY LIMITED                                                                               200,743
       15,670  AKSIGORTA AS                                                                                                  16,009
            5  ALLIANZ AG ADR                                                                                                    58
       18,128  ALLIED WORLD ASSURANCE HOLDINGS                                                                              835,701
       49,327  ALLSTATE CORPORATION                                                                                       1,541,469
          127  AMB GENERALI HOLDING AG                                                                                       14,664
       34,801  AMERICAN FINANCIAL GROUP INCORPORATED                                                                        900,302
       61,403  AMERIGROUP CORPORATION+                                                                                    1,613,671
       23,157  AMLIN PLC                                                                                                    139,403
      183,075  AMP LIMITED                                                                                                  974,587
       25,043  ARCH CAPITAL GROUP LIMITED+                                                                                1,852,681
       39,905  ARGO GROUP INTERNATIONAL HOLDINGS LIMITED                                                                  1,110,556
       59,144  ASSICURAZIONI GENERALI SPA                                                                                 1,341,687
       52,712  ASSURANT INCORPORATED                                                                                      1,608,770
       56,398  ASSURED GUARANTY LIMITED                                                                                   1,189,998
      132,612  AVIVA PLC                                                                                                    789,213
       92,164  AXA ASIA PACIFIC HOLDINGS LIMITED                                                                            532,753
       85,484  AXA SA                                                                                                     1,720,964
       63,922  AXIS CAPITAL HOLDINGS LIMITED                                                                              2,010,347
       65,195  BANK OF CYPRUS PUBLIC COMPANY LIMITED                                                                        387,049
       50,418  BROWN & BROWN INCORPORATED                                                                                   846,014
       16,460  CATLIN GROUP LIMITED                                                                                          87,015
       66,000  CHINA INSURANCE INTERNATIONAL HOLDINGS COMPANY LIMITED                                                       204,917
      137,176  CHINA LIFE INSURANCE COMPANY+                                                                                 92,171
      819,000  CHINA LIFE INSURANCE COMPANY LIMITED CLASS H                                                               3,634,889
       33,136  CHUBB CORPORATION                                                                                          1,672,043
      123,580  CIGNA CORPORATION                                                                                          4,233,851
       67,934  CINCINNATI FINANCIAL CORPORATION<<                                                                         1,827,425
        1,379  CNP ASSURANCES                                                                                               123,666
       62,103  DELPHI FINANCIAL GROUP CLASS A                                                                             1,324,657
       18,723  DISCOVERY HOLDINGS LIMITED                                                                                    81,487
        5,030  DONGBU INSURANCE COMPANY LIMITED                                                                             136,602
       22,978  ENDURANCE SPECIALTY HOLDINGS LIMITED                                                                         883,734
       13,890  ERIE INDEMNITY COMPANY                                                                                       550,322
          728  EULER HERMES SA                                                                                               51,913
       26,467  EVEREST REINSURANCE GROUP LIMITED                                                                          2,260,811
          424  FBD HOLDINGS PLC                                                                                               3,310
      103,103  FIDELITY NATIONAL TITLE GROUP INCORPORATED                                                                 1,469,218
       56,318  FIRST AMERICAN CORPORATION                                                                                 1,815,129
        1,309  FONDIARIA-SAI SPA                                                                                             13,306
        1,751  FONDIARIA-SAI SPA                                                                                             25,464

                   168 Wells Fargo Advantage Master Portfolios


                                     Portfolio of Investments--February 28, 2010

DIVERSIFIED STOCK PORTFOLIO

    SHARES     SECURITY NAME                                                                                             VALUE
-------------  ---------------------------------------------------------------------                                ---------------
INSURANCE CARRIERS (continued)
        6,000  FUJI FIRE & MARINE INSURANCE COMPANY LIMITED                                                         $         6,348
      221,317  GENWORTH FINANCIAL INCORPORATED+                                                                           3,527,793
        6,000  GREAT EASTERN HOLDINGS LIMITED                                                                                60,098
       12,600  GREAT-WEST LIFECO INCORPORATED                                                                               324,161
        2,795  HANNOVER RUECKVERSICHERUNG AG                                                                                125,192
      175,282  HARTFORD FINANCIAL SERVICES GROUP INCORPORATED                                                             4,271,622
       50,160  HCC INSURANCE HOLDINGS INCORPORATED                                                                        1,399,464
       46,700  HEALTH NET INCORPORATED+                                                                                   1,078,303
          249  HELVETIA HOLDING AG                                                                                           79,040
       49,092  HORACE MANN EDUCATORS CORPORATION                                                                            659,796
        8,230  HYUNDAI MARINE & FIRE INSURANCE COMPANY LIMITED                                                              134,104
        3,839  INDUSTRIAL ALLIANCE INSURANCE & FINANCIAL SERVICES INCORPORATED                                              121,022
      157,871  INSURANCE AUSTRALIA GROUP LIMITED                                                                            558,862
        3,775  INTACT FINANCIAL CORPORATION                                                                                 151,474
       10,576  KOREA REINSURANCE COMPANY                                                                                     95,739
       85,263  LEUCADIA NATIONAL CORPORATION+                                                                             2,024,144
       24,831  LIBERTY HOLDINGS LIMITED+                                                                                    225,915
      134,260  LINCOLN NATIONAL CORPORATION                                                                               3,380,667
       83,100  MANULIFE FINANCIAL CORPORATION<<                                                                           1,525,053
       27,843  MAPFRE SA                                                                                                    100,278
        4,330  MARKEL CORPORATION+                                                                                        1,527,408
       63,971  MAX CAPITAL GROUP LIMITED                                                                                  1,544,260
      217,105  MBIA INCORPORATED+                                                                                         1,046,446
        9,857  MEDIOLANUM SPA                                                                                                55,835
       11,535  MERCURY GENERAL CORPORATION                                                                                  473,627
        1,194  MERITZ FIRE MARINE INSURANCE                                                                                   7,720
       55,826  METLIFE INCORPORATED                                                                                       2,031,508
      163,839  MGIC INVESTMENT CORPORATION+<<                                                                             1,255,007
        8,878  MILANO ASSICURAZIONI SPA                                                                                      23,633
       38,500  MITSUI SUMITOMO INSURANCE GROUP HOLDINGS INCORPORATED                                                        987,579
      104,458  MONTPELIER RE HOLDINGS LIMITED                                                                             1,853,085
        8,796  MUENCHENER RUECKVERSICHERUNGS-GESELLSCHAFT AG                                                              1,361,195
       61,000  NIPPONKOA INSURANCE COMPANY LIMITED                                                                          374,191
       25,000  NISSAY DOWA GENERAL INSURANCE COMPANY LIMITED                                                                121,841
      234,650  OLD MUTUAL PLC                                                                                               405,739
      101,485  OLD REPUBLIC INTERNATIONAL CORPORATION                                                                     1,145,766
       28,094  PARTNERRE LIMITED                                                                                          2,236,563
      244,000  PICC PROPERTY & CASUALTY COMPANY LIMITED                                                                     220,671
      160,500  PING AN INSURANCE GROUP COMPANY OF CHINA LIMITED                                                           1,224,094
       16,700  POWER CORPORATION OF CANADA                                                                                  461,385
       10,500  POWER FINANCIAL CORPORATION                                                                                  309,751
      137,297  PRINCIPAL FINANCIAL GROUP INCORPORATED                                                                     3,186,663
       38,355  PROASSURANCE CORPORATION+                                                                                  2,045,089
       58,400  PROGRESSIVE CORPORATION                                                                                    1,001,560
      114,927  PROTECTIVE LIFE CORPORATION<<                                                                              2,110,060
       42,462  PRUDENTIAL FINANCIAL INCORPORATED                                                                          2,225,433
      119,327  PRUDENTIAL PLC                                                                                             1,096,247
       22,495  RLI CORPORATION                                                                                            1,198,759
      154,195  ROYAL & SUN ALLIANCE INSURANCE GROUP PLC                                                                     304,711
        4,531  SAMSUNG FIRE & MARINE INSURANCE COMPANY LIMITED                                                              720,725
      194,485  SANLAM LIMITED                                                                                               615,250
        6,775  SCOR REGROUPE                                                                                                165,546
       68,699  SELECTIVE INSURANCE GROUP INCORPORATED                                                                     1,113,611
        2,034  SOCIETA CATTOLICA DI ASSICURAZIONI - SOCIETA COOPERATIVA+                                                     60,626
       85,000  SOMPO JAPAN INSURANCE INCORPORATED                                                                           588,384

                   Wells Fargo Advantage Master Portfolios 169


Portfolio of Investments--February 28, 2010

DIVERSIFIED STOCK PORTFOLIO

    SHARES     SECURITY NAME                                                                                             VALUE
-------------  ---------------------------------------------------------------------                                ---------------
INSURANCE CARRIERS (continued)
        7,786  ST. JAMES'S PLACE PLC                                                                                $        30,369
       65,345  STANCORP FINANCIAL GROUP INCORPORATED                                                                      2,808,528
       16,400  STOREBRAND ASA                                                                                               114,011
       27,800  SUN LIFE FINANCIAL INCORPORATED                                                                              792,625
        1,075  SWISS LIFE HOLDING                                                                                           135,495
       14,986  SWISS REINSURANCE                                                                                            673,516
       28,900  T&D HOLDINGS INCORPORATED                                                                                    624,223
       12,057  TAIWAN LIFE INSURANCE COMPANY LIMITED+                                                                        14,079
       50,271  THE TRAVELERS COMPANIES INCORPORATED                                                                       2,643,752
          650  TOPDANMARK AS+                                                                                                77,956
       36,987  TORCHMARK CORPORATION                                                                                      1,719,896
       30,246  TOWER AUSTRALIA GROUP LIMITED+                                                                                64,242
       44,831  TOWER GROUP INCORPORATED                                                                                   1,020,802
       25,564  TRANSATLANTIC HOLDING INCORPORATED                                                                         1,270,531
        1,268  TRYGVESTA A/S                                                                                                 82,684
      108,500  UNITEDHEALTH GROUP INCORPORATED                                                                            3,673,810
       59,442  UNITRIN INCORPORATED                                                                                       1,436,119
       41,067  VALIDUS HOLDINGS LIMITED                                                                                   1,149,465
       62,996  W.R. BERKLEY CORPORATION                                                                                   1,621,517
       48,940  WELLCARE HEALTH PLANS INCORPORATED+                                                                        1,306,698
       42,400  WELLPOINT INCORPORATED+                                                                                    2,623,288
       76,924  WILLIS GROUP HOLDINGS                                                                                      2,290,797
      154,044  XL CAPITAL LIMITED CLASS A                                                                                 2,814,384
        2,204  YAPI KREDI SIGORTA AS                                                                                         16,104
       50,617  ZENITH NATIONAL INSURANCE CORPORATION                                                                      1,928,002
        5,767  ZURICH FINANCIAL SERVICES AG                                                                               1,390,415
       12,540  ZURICH FINANCIAL SERVICES AG                                                                                 303,844
                                                                                                                        133,209,479
                                                                                                                    ---------------
INSURANCE COMPANIES: 0.05%
          900  FAIRFAX FINANCIAL HOLDINGS LIMITED                                                                           308,884
        2,500  INES CORPORATION                                                                                              17,615
       32,529  REINSURANCE GROUP OF AMERICA INCORPORATED                                                                  1,546,116
                                                                                                                          1,872,615
                                                                                                                    ---------------
INTERNET SOFTWARE: 0.02%
           12  M3 INCORPORATED                                                                                               44,572
        4,819  NHN CORPORATION+                                                                                             751,995
                                                                                                                            796,567
                                                                                                                    ---------------
INVESTMENT COMPANIES: 0.00%
          260  BB BIOTECH AG                                                                                                 17,850
       28,268  MARFIN INVESTMENT GROUP SA                                                                                    66,205
       83,628  RESOLUTION LIMITED                                                                                            92,130
                                                                                                                            176,185
                                                                                                                    ---------------
LEATHER & LEATHER PRODUCTS: 0.17%
      140,186  COACH INCORPORATED                                                                                         5,108,378
       58,558  TIMBERLAND COMPANY+                                                                                        1,082,737
                                                                                                                          6,191,115
                                                                                                                    ---------------
LEGAL SERVICES: 0.06%
       59,514  FTI CONSULTING INCORPORATED+                                                                               2,186,544
                                                                                                                    ---------------

                   170 Wells Fargo Advantage Master Portfolios


                                     Portfolio of Investments--February 28, 2010

DIVERSIFIED STOCK PORTFOLIO

    SHARES     SECURITY NAME                                                                                             VALUE
-------------  ---------------------------------------------------------------------                                ---------------
LEISURE: 0.00%
      151,000  GENTING HONG KONG LIMITED+                                                                           $        28,402
                                                                                                                    ---------------
LEISURE, SPORTING & RECREATION: 0.00%
        1,319  BENETEAU SA                                                                                                   21,741
                                                                                                                    ---------------
LOCAL & SUB-TRANSIT & INTERURBAN HIGHWAY PASS TRANSPORTATION: 0.01%
       78,049  MACMAHON HOLDINGS LIMITED                                                                                     46,515
       24,000  TRANSPORT INTERNATIONAL HOLDINGS LIMITED                                                                      69,414
       81,663  TRANSURBAN GROUP                                                                                             383,497
                                                                                                                            499,426
                                                                                                                    ---------------
LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE: 0.05%
       10,694  BABCOCK INTERNATIONAL GROUP                                                                                   85,852
      162,500  BARITO PACIFIC TBK PT+                                                                                        21,063
        1,859  CANFOR CORPORATION+                                                                                           15,000
      160,195  LOUISIANA-PACIFIC CORPORATION+                                                                             1,219,084
          694  PFLEIDERER AG                                                                                                  5,271
        7,576  SINO-FOREST CORPORATION+                                                                                     147,387
        1,176  TECNICAS REUNIDAS SA                                                                                          66,134
      149,257  TERRANOVA SA                                                                                                  21,051
        8,910  TRAVIS PERKINS PLC                                                                                            90,890
        1,275  WEST FRASER TIMBER COMPANY LIMITED                                                                            44,374
                                                                                                                          1,716,106
                                                                                                                    ---------------
MACHINE-DIVERSIFIED: 0.00%
        4,800  ATS AUTOMATION TOOLING SYSTEMS INCORPORATED+                                                                  31,340
                                                                                                                    ---------------
MANUFACTURING (SPECIALIZED): 0.00%
       40,000  ABILITY ENTERPRISE COMPANY LIMITED                                                                            65,477
                                                                                                                    ---------------
MANUFACTURING INDUSTRIES: 0.00%
        7,973  JAIN IRRIGATION SYSTEMS LIMITED                                                                              143,879
        3,100  SHIN-ETSU POLYMER COMPANY LIMITED                                                                             21,529
                                                                                                                            165,408
                                                                                                                    ---------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 2.61%
        2,200  A&D COMPANY LIMITED                                                                                            8,221
        2,819  AGFA-GEVAERT NV                                                                                               24,835
       44,300  AGILENT TECHNOLOGIES INCORPORATED+                                                                         1,393,678
       38,504  ALLERGAN INCORPORATED                                                                                      2,249,789
       43,710  ARCELORMITTAL                                                                                              1,664,711
       31,093  ASPEN PHARMACARE HOLDINGS LIMITED                                                                            285,866
       30,597  BECKMAN COULTER INCORPORATED                                                                               2,005,939
       28,382  BECTON DICKINSON & COMPANY                                                                                 2,210,106
       21,798  BIO-RAD LABORATORIES INCORPORATED+                                                                         2,035,715
       26,000  BIOSENSORS INTERNATIONAL GROUP LIMITED+                                                                       15,722
      138,700  BOSTON SCIENTIFIC CORPORATION+                                                                             1,073,538
       64,414  CEPHEID INCORPORATED+                                                                                        972,651
        4,902  COCHLEAR LIMITED                                                                                             278,747
        1,105  COLOPLAST AS CLASS B                                                                                         125,550
        5,271  COMPAGNIE GENERALE DE GEOPHYSIQUE - VERITAS+                                                                 126,607
       60,702  COOPER COMPANIES INCORPORATED                                                                              2,431,722
        2,700  COSEL COMPANY LIMITED+                                                                                        36,650
       42,994  CR BARD INCORPORATED                                                                                       3,602,037
       30,897  DANAHER CORPORATION                                                                                        2,285,451
       65,361  DENTSPLY INTERNATIONAL INCORPORATED                                                                        2,162,795

                   Wells Fargo Advantage Master Portfolios 171


Portfolio of Investments--February 28, 2010

DIVERSIFIED STOCK PORTFOLIO

    SHARES     SECURITY NAME                                                                                             VALUE
-------------  ---------------------------------------------------------------------                                ---------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS (continued)
      331,302  EASTMAN KODAK COMPANY<<                                                                              $     1,967,934
          816  ELBIT IMAGING LIMITED+                                                                                        19,135
        4,123  ELEKTA AB CLASS B                                                                                            104,090
       28,730  ESCO TECHNOLOGIES INCORPORATED                                                                               939,758
        3,600  ESPEC CORPORATION                                                                                             24,028
        9,711  ESSILOR INTERNATIONAL SA CIE GENERALE D'OPTIQUE                                                              585,712
       34,568  ESTERLINE TECHNOLOGIES CORPORATION+                                                                        1,422,473
       48,512  FISHER & PAYKEL HEALTHCARE CORPORATION                                                                       115,170
       66,220  FLIR SYSTEMS INCORPORATED+                                                                                 1,775,358
       57,204  FORMFACTOR INCORPORATED+                                                                                     941,006
       54,706  FOSSIL INCORPORATED+                                                                                       1,983,093
       45,400  FUJIFILM HOLDINGS CORPORATION                                                                              1,444,093
        1,200  FUKUDA DENSHI COMPANY LIMITED                                                                                 29,377
        7,644  GETINGE AB                                                                                                   176,257
       40,000  GOLDEN MEDITECH COMPANY LIMITED                                                                                8,091
       29,766  HAEMONETICS CORPORATION+                                                                                   1,592,183
       15,334  HALMA PLC                                                                                                     58,266
          900  HIOKI EE CORPORATION                                                                                          15,955
        1,100  HOGY MEDICAL COMPANY LIMITED                                                                                  56,086
      114,125  HOLOGIC INCORPORATED+                                                                                      1,968,656
       16,842  INTUITIVE SURGICAL INCORPORATED+<<                                                                         5,846,532
       46,367  ITRON INCORPORATED+                                                                                        3,104,271
       46,500  KONICA MINOLTA HOLDINGS INCORPORATED                                                                         480,989
        4,244  LARGAN PRECISION COMPANY LIMITED                                                                              54,716
        5,914  LUXOTTICA GROUP SPA                                                                                          154,614
       60,235  MASIMO CORPORATION                                                                                         1,667,907
      138,823  MEDTRONIC INCORPORATED                                                                                     6,024,918
       14,794  METTLER-TOLEDO INTERNATIONAL INCORPORATED+                                                                 1,470,672
       24,621  MILLIPORE CORPORATION+                                                                                     2,324,469
       11,000  MOCHIDA PHARMACEUTICAL COMPANY LIMITED                                                                       107,468
       71,045  NATIONAL INSTRUMENTS CORPORATION                                                                           2,246,443
        4,400  NIHON KOHDEN CORPORATION                                                                                      76,169
       37,700  NIKON CORPORATION                                                                                            829,574
        4,600  NIPRO CORPORATION                                                                                             90,452
       19,200  OLYMPUS CORPORATION                                                                                          592,997
        5,932  OLYMPUS CORPORATION ADR                                                                                      181,282
       13,600  ORBOTECH LIMITED+                                                                                            122,400
        4,268  ORION OYJ                                                                                                     94,670
        5,000  OSAKI ELECTRIC COMPANY LIMITED                                                                                42,827
       69,000  OSIM INTERNATIONAL LIMITED                                                                                    36,814
          800  PARAMOUNT BED COMPANY LIMITED                                                                                 16,235
        3,500  PARIS MIKI INCORPORATED                                                                                       29,822
       22,924  PHARMAXIS LIMITED+                                                                                            52,799
        1,821  PHONAK HOLDING AG                                                                                            227,148
       33,526  RESMED INCORPORATED+                                                                                       1,913,664
       39,829  ROPER INDUSTRIES INCORPORATED<<                                                                            2,208,120
       21,000  SHIMADZU CORPORATION                                                                                         156,947
       14,168  SILEX SYSTEMS LIMITED+                                                                                        72,502
        9,655  SSL INTERNATIONAL PLC                                                                                        108,795
       41,806  ST. JUDE MEDICAL INCORPORATED+                                                                             1,597,825
       62,590  STERIS CORPORATION                                                                                         1,978,470
          396  STRAUMANN HOLDING AG                                                                                          96,581
       38,208  STRYKER CORPORATION                                                                                        2,028,845
          600  TAMRON COMPANY LIMITED                                                                                         8,712
          201  TECAN GROUP AG                                                                                                13,939
       43,463  TECHNE CORPORATION                                                                                         2,778,155

                  172 Wells Fargo Advantage Master Portfolios


                                     Portfolio of Investments--February 28, 2010

DIVERSIFIED STOCK PORTFOLIO

    SHARES     SECURITY NAME                                                                                             VALUE
-------------  ---------------------------------------------------------------------                                ---------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS (continued)
       41,584  TELEDYNE TECHNOLOGIES INCORPORATED+<<                                                                $     1,566,469
      231,108  TERADYNE INCORPORATED+                                                                                     2,308,769
       17,300  TERUMO CORPORATION                                                                                           938,556
        5,000  TGS NOPEC GEOPHYSICAL COMPANY ASA                                                                             95,698
       51,000  THERMO FISHER SCIENTIFIC INCORPORATED+                                                                     2,487,270
       65,007  THORATEC CORPORATION+                                                                                      1,875,452
        2,574  TITAN INDUSTRIES LIMITED                                                                                      97,492
        3,200  TOA MEDICAL ELECTRONICS COMPANY                                                                              190,174
        1,900  TOKYO SEIMITSU COMPANY LIMITED                                                                                26,860
        6,200  TOPCON CORPORATION                                                                                            29,519
       53,032  TRIMBLE NAVIGATION LIMITED+                                                                                1,424,970
       10,600  USHIO INCORPORATED                                                                                           171,686
       33,574  VARIAN INCORPORATED+                                                                                       1,735,104
       42,165  WATERS CORPORATION+                                                                                        2,515,564
          696  WILLIAM DEMANT HOLDING+                                                                                       49,663
        6,000  YAMATAKE CORPORATION                                                                                         140,739
                                                                                                                         94,709,779
                                                                                                                    ---------------
MEDIA: 0.00%
        4,800  BERJAYA MEDIA BHD+                                                                                             1,121
                                                                                                                    ---------------
MEDIA - COMMUNICATION: 0.11%
      121,700  BEC WORLD PCL                                                                                                 84,654
      118,928  DIRECTV+                                                                                                   4,025,713
                                                                                                                          4,110,367
                                                                                                                    ---------------
MEDICAL EQUIPMENT & SUPPLIES: 0.08%
       40,461  INVACARE CORPORATION                                                                                       1,103,776
       42,813  NUVASIVE INCORPORATED+                                                                                     1,710,379
                                                                                                                          2,814,155
                                                                                                                    ---------------
MEDICAL MANAGEMENT SERVICES: 0.04%
       66,217  COVENTRY HEALTH CARE INCORPORATED+                                                                         1,534,910
                                                                                                                    ---------------
MEDICAL PRODUCTS: 0.17%
       75,700  BAXTER INTERNATIONAL INCORPORATED                                                                          4,309,601
       55,914  ILLUMINA INCORPORATED+                                                                                     2,030,796
                                                                                                                          6,340,397
                                                                                                                    ---------------
MEMBERSHIP ORGANIZATIONS: 0.32%
        9,700  AEON COMPANY M BHD                                                                                            14,099
          700  AEON DELIGHT COMPANY LIMITED                                                                                   9,581
        3,647  ARYZTA AG                                                                                                    136,646
        1,700  ASAHI HOLDINGS INCORPORATED                                                                                   26,406
        3,000  ASAHI ORGANIC CHEMICALS INDUSTRY COMPANY LIMITED                                                               6,990
        8,000  ATSUGI COMPANY LIMITED                                                                                        10,085
       66,576  BANCO SANTANDER BRASIL SA                                                                                    788,015
          313  BAYWA AG                                                                                                      11,614
          128  BERNER KANTONALBANK AG                                                                                        28,120
          300  C UYEMURA & COMPANY LIMITED                                                                                   10,704
      155,333  CALPINE CORPORATION+                                                                                       1,699,343
       53,000  CENT PATTANA PUBLIC COMPANY                                                                                   30,295
       11,882  CESC LIMITED                                                                                                  98,795
        7,702  CHARTER INTERNATIONAL PLC                                                                                     78,156
      140,000  CHINA SHANSHUI CEMENT GROUP LIMITED                                                                           75,211
        6,000  CHINESE MARITIME TRANSPORT LIMITED                                                                            15,677

                   Wells Fargo Advantage Master Portfolios 173


Portfolio of Investments--February 28, 2010

DIVERSIFIED STOCK PORTFOLIO

    SHARES     SECURITY NAME                                                                                             VALUE
-------------  ---------------------------------------------------------------------                                ---------------
MEMBERSHIP ORGANIZATIONS (continued)
        8,904  CITYCON OYJ                                                                                          $        33,948
       22,940  COMPAGNIE FINANCIERE RICHEMONT SA                                                                            773,458
        3,000  DESCENTE LIMITED                                                                                              16,343
          703  DEUTSCHE EUROSHOP AG                                                                                          22,285
        3,847  DOMINION RESOURCES BLACK WARRIOR                                                                               8,998
        2,979  EGYPTIAN FINANCIAL & INDUSTRIAL COMPANY                                                                       13,354
       13,204  ESSAR SHIPPING PORTS & LOGISTICS LIMITED+                                                                     19,045
          331  FIELMANN AG                                                                                                   27,286
        7,329  FRESNILLO PLC                                                                                                 83,870
        6,865  GRASIM INDUSTRIES LIMITED                                                                                    401,499
       10,493  HOUSING & CONSTRUCTION HOLDINGS LIMITED                                                                       19,853
       33,431  IBERDROLA RENOVABLES                                                                                         140,115
          600  ICOM INCORPORATED                                                                                             15,762
        2,000  INAGEYA COMPANY LIMITED                                                                                       21,408
       29,000  INDO TAMBANGRAYA MEGAH PT                                                                                     98,168
       23,599  INFORMA PLC                                                                                                  120,725
          959  INGENICO                                                                                                      22,852
        1,100  INUI STEAMSHIP COMPANY LIMITED                                                                                 8,506
       13,014  IRISH LIFE & PERMAMENT GROUP HOLDINGS PLC                                                                     48,731
       58,088  ISPAT INDUSTRIES LIMITED+                                                                                     23,623
        3,484  JUMBO SA                                                                                                      32,923
       35,000  JVC KENWOOD HOLDINGS INCORPORATED+                                                                            15,364
      848,000  KGI SECURITIES (THAILAND) PCL+                                                                                30,263
       31,079  LG TELECOM LIMITED+                                                                                          207,390
        1,440  LOOMIS AB                                                                                                     17,470
        4,000  LPI CAPITAL BHD                                                                                               15,528
        6,100  MEIJI HOLDINGS COMPANY LIMITED+                                                                              245,112
        1,664  MENORAH MIVTACHIM HOLDINGS LIMITED+                                                                           21,400
      127,658  MF GLOBAL HOLDINGS LIMITED                                                                                   883,393
        2,000  NAKAMURAYA COMPANY LIMITED                                                                                    10,288
        5,833  NATIONAL SOCIETE GENERALE BANK SAE                                                                            34,520
       16,885  NEW ZEALAND OIL & GAS LIMITED                                                                                 17,921
        2,277  NFI EMPIK MEDIA & FASION SA+                                                                                  11,549
          500  NICHIDEN CORPORATION                                                                                          12,415
        2,000  NIHON NOHYAKU COMPANY LIMITED                                                                                 10,985
        3,300  NIPPON GAS COMPANY LIMITED                                                                                    44,015
        4,039  NORTHERN ROCK PLC+(a)                                                                                          5,543
          391  OLD MUTUAL PLC                                                                                                   663
        2,400  PIGEON CORPORATION                                                                                            93,601
            8  PILOT CORPORATION                                                                                              9,860
        9,887  PROGRAMMED MAINTENANCE SERVICES LIMITED                                                                       29,506
       29,594  REGUS PLC                                                                                                     37,770
       16,498  REINET INVESTMENTS SCA                                                                                        25,316
      153,296  RELIANCE INDUSTRIES LIMITED+                                                                               3,254,942
        1,457  RICHEMONT SA+                                                                                                 21,823
        5,996  ROLTA INDIA LIMITED                                                                                           22,934
       43,913  RURAL ELECTRIFICATION CORPORATION LIMITED                                                                    231,637
        6,333  SAI GLOBAL LIMITED                                                                                            21,284
          225  SCHOELLER-BLECKMANN OILFIELD EQUIPMENT AG                                                                     11,305
        2,000  SEKISUI JUSHI CORPORATION                                                                                     17,198
        4,000  SENKO COMPANY LIMITED                                                                                         13,867
          500  SHINWA COMPANY LIMITED NAGOYA                                                                                  5,785
        1,100  SHO-BOND HOLDINGS COMPANY LIMITED                                                                             21,246
       12,000  SHOWA SANGYO COMPANY LIMITED                                                                                  38,494
        2,000  SINANEN COMPANY LIMITED                                                                                        8,509
        1,492  SONGA OFFSHORE SE+                                                                                             7,297

                   174 Wells Fargo Advantage Master Portfolios


                                     Portfolio of Investments--February 28, 2010

DIVERSIFIED STOCK PORTFOLIO

    SHARES     SECURITY NAME                                                                                             VALUE
-------------  ---------------------------------------------------------------------                                ---------------
MEMBERSHIP ORGANIZATIONS (continued)
        2,000  TAIHEI DENGYO KAISHA LIMITED                                                                         $        18,189
        8,000  TECMO KOEI HOLDINGS COMPANY LIMITED                                                                           52,586
        1,300  TEMP HOLDINGS COMPANY LIMITED+                                                                                10,711
        1,600  THE SANKEI BUILDING COMPANY LIMITED                                                                           10,373
        6,200  TISCO FINANCIAL GROUP PCL                                                                                      4,444
        1,000  TOKYO ENERGY & SYSTEMS INCORPORATED                                                                            6,461
        1,300  TORISHIMA PUMP MANUFACTURING COMPANY LIMITED                                                                  28,211
        2,000  TOSHIBA PLANT SYSTEMS & SERVICES CORPORATION                                                                  23,637
        1,000  TSUKISHIMA KIKAI COMPANY LIMITED                                                                               6,213
       54,818  TURK TELEKOMUNIKASYON AS                                                                                     171,561
       43,250  UEM LAND HOLDINGS BHD+                                                                                        18,034
        1,200  UNIPRES CORPORATION                                                                                           16,438
        2,096  VISCOFAN SA                                                                                                   52,114
      514,000  WELLING HOLDING LIMITED+                                                                                      27,812
        3,790  WIRECARD AG                                                                                                   45,574
       57,450  WPP PLC                                                                                                      529,102
        1,000  YOMEISHU SEIZO COMPANY LIMITED                                                                                 9,466
          600  YUSHIRO CHEMICAL INDUSTRY COMPANY LIMITED                                                                      7,253
                                                                                                                         11,486,861
                                                                                                                    ---------------
METAL FABRICATE, HARDWARE: 0.02%
      128,000  CHINA ZHONGWANG HOLDINGS LIMITED+                                                                            110,320
        3,001  MARTINREA INTERNATIONAL INCORPORATED+                                                                         24,129
       13,000  SHIN ZU SHING COMPANY LIMITED                                                                                 48,640
       11,220  SILGAN HOLDINGS INCORPORATED                                                                                 640,774
        1,100  TOCALO COMPANY LIMITED                                                                                        21,407
                                                                                                                            845,270
                                                                                                                    ---------------
METAL MINING: 1.24%
        5,420  ADITYA BIRLA MINERALS LIMITED                                                                                  4,615
        9,417  AFRICAN RAINBOW MINERALS LIMITED+                                                                            224,374
        8,222  AGNICO EAGLE MINES LIMITED                                                                                   474,785
        4,367  ALAMOS GOLD INCORPORATED+                                                                                     53,000
        1,424  ALEXANDRIA MINERAL OILS COMPANY                                                                               10,637
      216,286  ALUMINA LIMITED                                                                                              291,723
       28,345  ANDEAN RESOURCES LIMITED+                                                                                     65,285
      392,674  ANEKA TAMBANG TBK PT                                                                                          87,284
        6,811  ANGLO PLATINUM LIMITED                                                                                       630,166
       43,235  ANGLOGOLD ASHANTI LIMITED                                                                                  1,550,749
       32,941  AQUARIUS PLATINUM LIMITED                                                                                    184,511
       13,928  AQUILA RESOURCES LIMITED+                                                                                    118,207
        2,214  ASSORE LIMITED                                                                                               206,420
        6,389  AURIZON MINES LIMITED+                                                                                        25,685
       19,101  AVOCA RESOURCES LIMITED+                                                                                      30,642
        3,268  BANRO CORPORATION+                                                                                             6,895
       46,500  BARRICK GOLD CORPORATION                                                                                   1,752,257
        9,025  BHARAT FORGE LIMITED                                                                                          48,086
       12,500  BOLIDEN AB                                                                                                   152,967
       16,700  CAMECO CORPORATION                                                                                           458,687
       66,898  CENTAMIN EGYPT LIMITED+(a)                                                                                   118,589
       13,776  CENTERRA GOLD INCORPORATED+                                                                                  167,716
      156,000  CHINA MINING RESOURCES GROUP LIMITED+                                                                          5,225
       43,000  CHINA MOLYBDENUM COMPANY LIMITED                                                                              33,681
      278,043  CHINA RARE EARTH HOLDINGS LIMITED                                                                             66,626
       17,448  CIA DE MINAS BUENAVENTURA SA                                                                                 582,008

                   Wells Fargo Advantage Master Portfolios 175


Portfolio of Investments--February 28, 2010

DIVERSIFIED STOCK PORTFOLIO

    SHARES     SECURITY NAME                                                                                             VALUE
-------------  ---------------------------------------------------------------------                                ---------------
METAL MINING (continued)
       41,512  CIA MINERA MILPO SA                                                                                  $        95,909
      152,146  CIA VALE DO RIO DOCE                                                                                       4,247,442
       38,864  COAL OF AFRICA LIMITED+                                                                                       83,592
      104,939  COEUR D'ALENE MINES CORPORATION+                                                                           1,537,356
          629  COMPASS RESOURCES NL(a)                                                                                            0
        8,467  EASTERN PLATINUM LIMITED+                                                                                     10,542
       28,674  EQUINOX MINERALS LIMITED+                                                                                     90,475
          304  ERAMET                                                                                                        91,316
       11,000  EURASIAN NATURAL RESOURCES CORPORATION                                                                       172,257
        8,718  EXXARO RESOURCES LIMITED                                                                                     129,825
        5,242  FNX MINING COMPANY INCORPORATED+                                                                              62,623
       75,806  FORTESCUE METALS GROUP LIMITED+                                                                              315,909
      103,500  FOSUN INTERNATIONAL                                                                                           77,870
        4,488  FRANCO-NEVADA CORPORATION                                                                                    116,785
        6,162  GABRIEL RESOURCES LIMITED+                                                                                    22,313
        6,192  GAMMON LAKE RESOURCES INCORPORATED+                                                                           60,672
       14,745  GINDALBIE METALS LIMITED+                                                                                     13,281
       72,292  GOLD FIELDS LIMITED                                                                                          831,744
       32,536  GOLDCORP INCORPORATED                                                                                      1,231,309
        5,832  GOLDEN STAR RESOURCES LIMITED+                                                                                18,180
      401,646  GRUPO MEXICO SAB DE CV                                                                                       955,522
        1,859  GUYANA GOLDFIELDS INCORPORATED+                                                                               11,519
       47,245  HARMONY GOLD MINING COMPANY LIMITED                                                                          422,437
      317,593  HECLA MINING COMPANY+<<                                                                                    1,651,484
      109,292  HINDALCO INDUSTRIES LIMITED                                                                                  385,562
        6,164  HUDBAY MINERALS INCORPORATED+                                                                                 77,856
       14,425  IAMGOLD CORPORATION                                                                                          212,221
       34,785  ILUKA RESOURCES LIMITED                                                                                      111,604
       70,218  IMPALA PLATINUM HOLDINGS LIMITED                                                                           1,708,055
        9,187  INDEPENDENCE GROUP NL                                                                                         33,345
       13,243  INDOPHIL RESOURCES NL+                                                                                        14,895
        2,006  INMET MINING CORPORATION                                                                                     109,356
      247,428  INTERNATIONAL NICKEL INDONESIA TBK                                                                           100,058
       18,593  IVANHOE MINES LIMITED+                                                                                       297,043
      115,718  JSC MMC NORILSK NICKEL ADR+                                                                                1,746,185
       12,681  KAGARA ZINC LIMITED                                                                                            9,433
        3,557  KATANGA MINING LIMITED+                                                                                        2,535
        8,413  KAZAKHMYS PLC                                                                                                172,025
       15,386  KGHM POLSKA MIEDZ SA                                                                                         512,105
        8,964  KINGSGATE CONSOLIDATED LIMITED                                                                                70,775
       31,569  KINROSS GOLD CORPORATION                                                                                     572,154
        1,467  KOREA ZINC COMPANY LIMITED                                                                                   231,452
          260  LABRADOR IRON ORE ROYALTY INCOME FUND                                                                         11,750
       30,270  LAFARGE MALAYAN CEMENT BHD                                                                                    55,998
        5,678  LONMIN PLC                                                                                                   156,447
       21,355  LUNDIN MINING CORPORATION+                                                                                    90,315
        2,676  MEDINET NASR HOUSING+                                                                                         14,881
       62,536  MINARA RESOURCES LIMITED                                                                                      38,951
       16,028  MINCOR RESOURCES NL                                                                                           21,546
        4,880  MINEFINDERS CORPORATION+                                                                                      48,234
        3,262  MIRABELA NICKEL LIMITED+                                                                                       5,964
       46,000  MITSUI MINING & SMELTING COMPANY LIMITED                                                                     126,332
       39,797  MOUNT GIBSON IRON LIMITED+                                                                                    54,391
       36,942  MURCHISON METALS LIMITED+                                                                                     77,471
       46,572  NEWCREST MINING LIMITED                                                                                    1,308,064
       59,464  NEWMONT MINING CORPORATION                                                                                 2,930,386

                   176 Wells Fargo Advantage Master Portfolios


                                     Portfolio of Investments--February 28, 2010

DIVERSIFIED STOCK PORTFOLIO

    SHARES     SECURITY NAME                                                                                             VALUE
-------------  ---------------------------------------------------------------------                                ---------------
METAL MINING (continued)
        2,560  NEWMONT MINING CORPORATION OF CANADA LIMITED                                                         $       125,543
        1,380  NICOX SA+                                                                                                      9,717
       10,000  NIPPON DENKO COMPANY LIMITED                                                                                  61,568
       79,000  NIPPON LIGHT METAL COMPANY LIMITED                                                                            90,697
        3,000  NITTETSU MINING COMPANY LIMITED                                                                               12,966
       16,768  NORTHAM PLATINUM LIMITED                                                                                      96,710
        2,200  NORTHERN DYNASTY MINERALS+                                                                                    20,720
      306,000  OCEAN GRAND HOLDINGS LIMITED+                                                                                 39,816
       28,126  OM HOLDINGS LIMITED                                                                                           42,599
       11,213  OSISKO MINING CORPORATION+                                                                                    95,378
      276,260  OZ MINERALS LIMITED                                                                                          257,488
       14,000  PACIFIC METALS COMPANY LIMITED                                                                               102,426
        4,143  PAN AMERICAN SILVER CORPORATION                                                                               88,790
       11,002  PIONEERS HOLDING                                                                                              10,281
       80,000  PT TIMAH TBK                                                                                                  18,425
       13,700  PUNCAK NIAGA HOLDING BHD                                                                                      10,781
       12,593  QUEST CAPITAL CORPORATION                                                                                     14,721
        9,634  RESOLUTE MINING LIMITED                                                                                        8,030
       39,614  RIO TINTO LIMITED                                                                                          2,502,897
       63,409  RIO TINTO PLC                                                                                              3,252,517
       18,371  RIVERSDALE MINING LIMITED+                                                                                   121,176
       17,193  ROYAL GOLD INCORPORATED                                                                                      772,653
       21,272  SALLY MALAY MINING LIMITED                                                                                    35,650
       55,179  SESA GOA LIMITED                                                                                             479,144
       13,540  SHERRITT INTERNATIONAL CORPORATION                                                                            95,611
        3,223  SILVER STANDARD RESOURCES INCORPORATED+                                                                       54,554
       19,941  SILVER WHEATON CORPORATION+                                                                                  304,365
        8,391  SILVERCORP METALS INCORPORATED                                                                                54,786
        3,244  SOCIEDAD MINERA CERRO VERDE SA                                                                                72,666
        3,920  SOCIEDAD MINERA EL BROCAL SA                                                                                  53,680
       28,766  SOUTHERN COPPER CORPORATION                                                                                  844,570
       53,000  STRAITS ASIA RESOURCES LIMITED                                                                                76,161
       11,000  SUMITOMO LIGHT METAL INDUSTRIES LIMITED                                                                        9,781
       48,000  SUMITOMO METAL MINING COMPANY LIMITED                                                                        681,817
        2,700  SUMITOMO TITANIUM CORPORATION                                                                                 85,973
       42,782  SUNDANCE RESOURCES LIMITED AUSTRALIA+                                                                          4,984
        6,222  SYLVANIA RESOURCES LIMITED+                                                                                    5,158
       23,808  TECK COMINCO INCORPORATED LIMITED+                                                                           875,660
        6,878  THOMPSON CREEK METALS COMPANY INCORPORATED+                                                                   94,587
        1,200  TOHO TITANIUM COMPANY LIMITED                                                                                 21,246
       47,000  TON YI INDUSTRIAL CORPORATION                                                                                 16,999
       41,622  UNITED PHOSPHORUS LIMITED                                                                                    136,679
       18,762  URANIUM ONE INCORPORATED+                                                                                     54,564
       99,456  VOLCAN CIA MINERA SAA                                                                                        116,987
       13,015  WESTERN AREAS NL                                                                                              50,622
       89,613  XSTRATA PLC                                                                                                1,407,411
       40,068  YAMANA GOLD INCORPORATED                                                                                     423,071
      418,000  ZIJIN MINING GROUP COMPANY LIMITED CLASS H                                                                   357,571
                                                                                                                         45,078,767
                                                                                                                    ---------------
MINING: 0.04%
        8,600  CONS THOMPSON IRON MINES LIMITED+                                                                             70,699
        3,036  CORRIENTE RESOURCES INCORPORATED+                                                                             24,497
        1,265  DENISON MINES CORPORATION+                                                                                     1,695
       21,979  ELDORADO GOLD CORPORATION+                                                                                   277,610
        6,327  EUROPEAN GOLDFIELDS LIMITED+                                                                                  34,996

                   Wells Fargo Advantage Master Portfolios 177


Portfolio of Investments--February 28, 2010

DIVERSIFIED STOCK PORTFOLIO

    SHARES     SECURITY NAME                                                                                             VALUE
-------------  ---------------------------------------------------------------------                                ---------------
MINING (continued)
        6,112  FIRST QUANTUM MINERALS LIMITED                                                                       $       476,006
        4,776  FRONTEER DEVELOPMENT GROUP INCORPOTATED+                                                                      21,288
       14,400  NEW GOLD INCORPORATED+                                                                                        63,638
       15,900  NORTHGATE MINERALS CORPORATION+                                                                               43,520
        4,131  NOVAGOLD RESOURCES INCORPORATED+                                                                              23,831
        6,433  PETROPAVLOVSK PLC                                                                                             92,597
       15,500  REAL GOLD MINING LIMITED                                                                                      19,529
        9,803  RED BACK MINING INCORPORATED+                                                                                188,942
        2,100  SEABRIDGE GOLD INCORPORATED+                                                                                  50,694
                                                                                                                          1,389,542
                                                                                                                    ---------------
MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS: 0.47%
          588  ABER DIAMOND CORPORATION                                                                                       5,896
      310,269  BHP BILLITON LIMITED                                                                                      11,428,396
      345,966  BOART LONGYEAR GROUP                                                                                          97,667
       10,296  BRADKEN LIMITED                                                                                               59,793
       23,000  DOWA MINING COMPANY LIMITED                                                                                  129,957
      101,100  DYNASTY CERAMIC PCL                                                                                          102,430
        2,626  HINDUSTAN ZINC LIMITED                                                                                        64,017
      144,000  JIANGXI COPPER COMPANY LIMITED                                                                               292,744
      110,078  LIHIR GOLD LIMITED                                                                                           261,428
      123,511  LYNAS CORPORATION LIMITED+                                                                                    52,578
       25,733  MINSUR SA+                                                                                                    53,219
      144,000  MITSUBISHI MATERIALS CORPORATION                                                                             372,784
      277,000  MONGOLIA ENERGY COMPANY LIMITED+                                                                             128,826
       13,800  POTASH CORPORATION OF SASKATCHEWAN                                                                         1,521,384
        5,113  QUADRA MINING LIMITED+                                                                                        71,530
        3,901  RANDGOLD RESOURCES LIMITED                                                                                   278,199
      125,356  ST BARBARA LIMITED+                                                                                           24,716
        3,800  STRAITS RESOURCES LIMITED                                                                                      4,342
       49,545  VULCAN MATERIALS COMPANY<<                                                                                 2,150,748
                                                                                                                         17,100,654
                                                                                                                    ---------------
MINING - DIVERSIFIED: 0.00%
       10,481  EXTRACT RESOURCES LIMITED+                                                                                    68,100
                                                                                                                    ---------------
MISCELLANEOUS: 0.01%
       15,488  JAYBHARAT TEXTILES & REAL ESTATE LIMITED                                                                     130,408
       81,100  TOTAL ACCESS GROUP INCORPORATED                                                                               85,846
                                                                                                                            216,254
                                                                                                                    ---------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 1.14%
        5,137  AALBERTS INDUSTRIES NV                                                                                        71,417
          307  ADVANCED METALLURGICAL GROUP NV+                                                                               3,298
        6,434  AFRICAN OXYGEN LIMITED                                                                                        17,330
        1,791  AHLSTROM OYJ                                                                                                  28,021
       15,100  ALFA LAVAL AB                                                                                                214,117
      413,000  ALLIANCE GLOBAL GROUP INCORPORATED+                                                                           42,979
        5,200  AMANO CORPORATION                                                                                             45,653
        5,981  AREVA T&D INDIA LIMITED                                                                                       33,703
        1,485  BHARAT ELECTRONICS LIMITED+                                                                                   64,439
       81,493  CALLAWAY GOLF COMPANY<<                                                                                      646,239
        5,100  CAMPBELL BROTHERS LIMITED                                                                                    132,548
        4,923  CHEIL INDUSTRIES INCORPORATED+                                                                               250,416

                   178 Wells Fargo Advantage Master Portfolios


                                     Portfolio of Investments--February 28, 2010

DIVERSIFIED STOCK PORTFOLIO

    SHARES     SECURITY NAME                                                                                             VALUE
-------------  ---------------------------------------------------------------------                                ---------------
MISCELLANEOUS MANUFACTURING INDUSTRIES (continued)
       25,200  CHINA AEROSPACE INTERNATIONAL HOLDINGS LIMITED+                                                      $         3,831
       71,244  CIPLA LIMITED INDIA                                                                                          488,532
          147  CLEARWATER PAPER CORPORATION+                                                                                  7,094
        4,800  CMK CORPORATION                                                                                               33,280
        6,846  COLGATE PALMOLIVE INDIA LIMITED+                                                                             102,196
       12,635  COOKSON GROUP PLC                                                                                             88,623
       10,280  CUMMINS INDIA LIMITED                                                                                        101,730
       26,580  DABUR INDIA LIMITED                                                                                           97,574
        7,000  DELONG HOLDINGS LIMITED                                                                                        2,888
        2,874  DOOSAN CORPORATION+                                                                                          267,602
        5,736  ELSWEDY CABLES HOLDING COMPANY                                                                                82,049
       43,992  EXIDE INDUSTRIES LIMITED+                                                                                    102,335
       36,531  FUTURIS CORPORATION LIMITED                                                                                   44,361
       47,000  GALAXY ENTERTAINMENT GROUP LIMITED+                                                                           18,044
       35,200  GIANT MANUFACTURING COMPANY LIMITED                                                                           97,569
       13,162  GINTECH ENERGY CORPORATION+                                                                                   36,114
        5,300  GLORY LIMITED                                                                                                119,249
        6,628  GODREJ INDUSTRIES LIMITED                                                                                     21,873
        3,402  GRASIM INDUSTRIES LIMITED                                                                                    198,966
       28,791  GWA INTERNATIONAL LIMITED                                                                                     79,472
       56,146  HASBRO INCORPORATED                                                                                        2,008,904
       86,000  HENGAN INTERNATIONAL GROUP COMPANY LIMITED                                                                   591,086
       80,564  HILLENBRAND INCORPORATED                                                                                   1,615,308
       20,176  HILLS INDUSTRIES LIMITED                                                                                      45,928
      237,835  IDT INTERNATIONAL LIMITED+                                                                                     7,813
       14,858  IMI PLC                                                                                                      128,003
      140,843  INCITEC PIVOT LIMITED                                                                                        408,964
       14,879  INDIA CEMENTS LIMITED                                                                                         37,968
       10,423  INDUSTRIAS PENOLES SAB DE CV                                                                                 208,674
       31,741  INVENSYS PLC                                                                                                 152,359
      117,000  ISHIKAWAJIMA-HARIMA HEAVY INDUSTRIES COMPANY LIMITED                                                         209,387
          261  ITALMOBILIARE SPA                                                                                              6,934
        2,900  JAPAN CASH MACHINE COMPANY LIMITED                                                                            25,199
      255,504  JOHNSON & JOHNSON                                                                                         16,096,752
        5,054  JUBILANT ORGANOSYS LIMITED                                                                                    34,903
      146,000  KAWASAKI HEAVY INDUSTRIES LIMITED                                                                            377,962
        1,354  KOOR INDUSTRIES LIMITED                                                                                       36,582
          626  KRONES AG                                                                                                     32,907
          469  LEONI AG                                                                                                       8,883
        5,360  LUPIN LIMITED                                                                                                174,466
      161,595  MATTEL INCORPORATED                                                                                        3,553,474
        2,109  MELROSE PLC                                                                                                    5,599
        1,200  MITSUBISHI PENCIL COMPANY LIMITED                                                                             16,627
        5,500  MITSUI MINING COMPANY LIMITED                                                                                  7,057
       11,505  MORGAN CRUCIBLE COMPANY                                                                                       30,261
        7,106  MOSER BAER INDIA LIMITED                                                                                      11,690
          400  NAKANISHI INCORPORATED                                                                                        37,819
        9,139  NATIONAL ALUMINIUM COMPANY LIMITED                                                                            76,325
       16,647  NEW HOPE CORPORATION LIMITED                                                                                  66,837
        9,000  NIKKISO COMPANY LIMITED                                                                                       56,120
       97,000  NINE DRAGONS PAPER HOLDINGS LIMITED                                                                          141,211
       11,000  NIPPON CARBON COMPANY LIMITED                                                                                 33,677
        4,000  NIPPON DENSETSU KOGYO COMPANY LIMITED                                                                         32,191
        4,916  NOBEL BIOCARE HOLDING AG                                                                                     125,022
      162,600  NOBLE GROUP LIMITED                                                                                          366,680
       43,739  ORKLA ASA                                                                                                    342,706

                   Wells Fargo Advantage Master Portfolios 179


Portfolio of Investments--February 28, 2010

DIVERSIFIED STOCK PORTFOLIO

    SHARES     SECURITY NAME                                                                                             VALUE
-------------  ---------------------------------------------------------------------                                ---------------
MISCELLANEOUS MANUFACTURING INDUSTRIES (continued)
       46,602  RELIANCE INDUSTRIES LIMITED<<++                                                                      $     1,975,925
          386  RHI AG+                                                                                                       11,348
          100  ROCKWOOL INTERNATIONAL AS                                                                                     10,337
        4,800  SANRIO COMPANY LIMITED                                                                                        40,682
        1,200  SECO TOOLS                                                                                                    13,212
       16,100  SEGA SAMMY HOLDINGS INCORPORATED                                                                             198,792
        7,500  SHIMANO INCORPORATED                                                                                         326,693
        3,781  SHREE PRECOATED STEELS LIMITED+                                                                                1,185
        1,620  SHREE PRECOATED STEELS LIMITED+                                                                                5,791
       37,872  SIEMENS AG                                                                                                 3,248,295
      180,000  SINGAMAS CONTAINER HOLDING                                                                                    28,987
        3,922  SOLARWORLD AG<<                                                                                               54,205
          750  SULZER AG                                                                                                     67,024
        8,100  TOMY COMPANY LIMITED                                                                                          62,907
       12,469  TRELLEBORG AB CLASS B                                                                                         80,447
       43,688  TYCO INTERNATIONAL LIMITED                                                                                 1,575,389
        8,557  UNITED SPIRITS LIMITED                                                                                       251,328
       16,162  VIDEOCON INDUSTRIES LIMITED                                                                                   77,103
        3,839  WARTSILA OYJ CLASS B                                                                                         183,272
       90,991  WESFARMERS LIMITED                                                                                         2,538,532
      120,000  YANGZIJIANG SHIPBUILDING HOLDINGS LIMITED                                                                     97,318
          351  ZAKLADY AZOTOWE PULAWY SA                                                                                      8,423
                                                                                                                         41,513,015
                                                                                                                    ---------------
MISCELLANEOUS RETAIL: 1.02%
        3,800  ARCS COMPANY LIMITED                                                                                          51,924
          307  AXEL SPRINGER AG                                                                                              32,915
       50,806  BARNES & NOBLE INCORPORATED<<                                                                              1,019,676
       48,000  BEIJING ENTERPRISES HOLDINGS LIMITED                                                                         301,772
       10,808  BRITVIC PLC                                                                                                   70,221
      114,000  CHINA RESOURCES ENTERPRISE LIMITED                                                                           402,414
      113,000  CITIC PACIFIC LIMITED                                                                                        252,141
       10,660  COMERCIAL SIGLO XXL SA                                                                                        65,616
       53,527  COSTCO WHOLESALE CORPORATION                                                                               3,263,541
       15,200  CULTURE CONVENIENCE CLUB COMPANY LIMITED                                                                      76,304
      175,176  CVS CORPORATION                                                                                            5,912,190
      101,002  DICK'S SPORTING GOODS INCORPORATED+                                                                        2,457,379
       71,713  DILLARD'S INCORPORATED                                                                                     1,209,798
       39,723  DOLLAR TREE INCORPORATED+                                                                                  2,214,160
          562  DOUGLAS HOLDING AG                                                                                            26,776
       31,710  EXPRESS SCRIPTS INCORPORATED+                                                                              3,044,477
        8,907  FAES FARMA SA                                                                                                 45,966
        8,378  FOSCHINI LIMITED                                                                                              65,635
        1,100  FUJI COMPANY LIMITED                                                                                          21,159
           22  GEO COMPANY LIMITED                                                                                           23,153
        4,400  HEIWADO COMPANY LIMITED                                                                                       56,260
        6,422  HMV GROUP PLC                                                                                                  6,757
       23,070  INDIABULLS FINANCIAL SERVICES LIMITED                                                                         49,488
        4,706  INMOBILIARIA COLONIAL SA+                                                                                        904
       34,200  ISETAN MITSUKOSHI HOLDINGS LIMITED                                                                           360,689
        7,200  IZUMI COMPANY LIMITED                                                                                         90,035
       10,000  KASUMI COMPANY LIMITED                                                                                        51,213
        3,800  MARUBUN CORPORATION                                                                                           21,642
       19,269  MASSMART HOLDINGS LIMITED                                                                                    228,833
       50,843  MSC INDUSTRIAL DIRECT COMPANY                                                                              2,316,916
        3,324  N BROWN GROUP PLC                                                                                             10,928
      364,100  OFFICE DEPOT INCORPORATED+                                                                                 2,628,802

                   180 Wells Fargo Advantage Master Portfolios


                                     Portfolio of Investments--February 28, 2010

DIVERSIFIED STOCK PORTFOLIO

    SHARES     SECURITY NAME                                                                                             VALUE
-------------  ---------------------------------------------------------------------                                ---------------
MISCELLANEOUS RETAIL (continued)
      103,000  PARKSON RETAIL GROUP LIMITED                                                                         $       170,646
       19,397  PRICELINE.COM INCORPORATED+                                                                                4,398,464
      788,218  RITE AID CORPORATION+<<                                                                                    1,198,091
        2,500  RYOHIN KEIKAKU COMPANY LIMITED                                                                               104,677
       14,000  SA SA INTERNATIONAL HOLDINGS LIMITED                                                                           9,577
        4,000  SATORI ELECTRIC COMPANY LIMITED                                                                               21,341
          940  SHANDA INTERACTIVE ENTERTAINMENT LIMITED+                                                                     40,856
       11,300  SHOPPERS DRUG MART CORPORATION                                                                               472,534
        9,660  SK NETWORKS COMPANY LIMITED+                                                                                  87,031
       92,300  STAPLES INCORPORATED                                                                                       2,377,648
        1,375  STOCKMANN OYJ ABP                                                                                             42,781
      113,600  SUMITOMO CORPORATION                                                                                       1,237,715
        2,400  THE DAIEI INCORPORATED                                                                                         7,969
        2,679  THE JEAN COUTU GROUP PJC INCORPORATED                                                                         24,621
        2,000  THE MARUETSU INCORPORATED                                                                                      8,419
        3,327  UBISOFT ENTERTAINMENT+                                                                                        40,654
       15,800  UNY COMPANY LIMITED                                                                                          123,953
       70,975  WOOLWORTHS HOLDINGS LIMITED                                                                                  189,420
                                                                                                                         36,936,081
                                                                                                                    ---------------
MISCELLANEOUS SERVICES: 0.05%
       23,303  DUN & BRADSTREET CORPORATION                                                                               1,634,938
       31,600  GLOW ENERGY PCL                                                                                               31,777
       47,471  INVERSIONES AGUAS METROPOLITANAS SA                                                                           58,802
        2,200  TOMRA SYSTEMS ASA                                                                                             10,611
                                                                                                                          1,736,128
                                                                                                                    ---------------
MOTION PICTURES: 0.47%
        2,449  ASTRAL MEDIA INCORPORATED                                                                                     81,160
       59,254  DISCOVERY COMMUNICATIONS INCORPORATED+                                                                     1,845,762
       81,008  DREAMWORKS ANIMATION SKG INCORPORATED CLASS A+                                                             3,520,608
        3,000  ESUN HOLDINGS LIMITED+                                                                                           398
      484,500  GLOBAL MEDIACOM TBK PT                                                                                        15,570
      174,308  NEWS CORPORATION CLASS A                                                                                   2,330,498
       45,186  NEWS CORPORATION CLASS B<<                                                                                   711,680
      109,030  TIME WARNER INCORPORATED                                                                                   3,166,231
        9,561  TVN SA PLN                                                                                                    50,243
      163,808  WALT DISNEY COMPANY                                                                                        5,117,362
       34,653  ZEE ENTERTAINMENT ENTERPRISES LIMITED                                                                        185,648
                                                                                                                         17,025,160
                                                                                                                    ---------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING: 0.41%
       29,863  ARKANSAS BEST CORPORATION                                                                                    783,605
      248,035  ASCIANO GROUP                                                                                                400,120
        5,767  CONTAINER CORPORATION OF INDIA                                                                               150,839
        8,280  DSV A/S                                                                                                      128,845
       28,000  EVERGREEN INTERNATIONAL STORAGE & TRANSPORT CORPORATION                                                       21,564
        8,512  FORD OTOMOTIV SANAYI AS                                                                                       50,912
       19,000  FUKUYAMA TRANSPORTING COMPANY LIMITED                                                                         92,813
       11,000  GOODPACK LIMITED                                                                                              10,955
        4,600  HITACHI TRANSPORT SYSTEM LIMITED                                                                              63,477
       41,670  J.B. HUNT TRANSPORT SERVICES INCORPORATED                                                                  1,478,452
       58,935  LANDSTAR SYSTEM INCORPORATED                                                                               2,350,917
        3,167  MAINFREIGHT LIMITED                                                                                           12,936
       12,000  MITSUBISHI LOGISTICS CORPORATION                                                                             138,984
       29,280  MUNDRA PORT & SPECIAL ECONOMIC ZONE LIMITED                                                                  427,943

                   Wells Fargo Advantage Master Portfolios 181


Portfolio of Investments--February 28, 2010

DIVERSIFIED STOCK PORTFOLIO

    SHARES     SECURITY NAME                                                                                             VALUE
-------------  ---------------------------------------------------------------------                                ---------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING (continued)
        7,000  NIPPON KONPO UNYU SOKO COMPANY LIMITED                                                               $        78,789
       33,646  OLD DOMINION FREIGHT LINE+                                                                                 1,034,278
       28,000  SANKYU INCORPORATED                                                                                          134,571
       13,000  SEINO HOLDINGS COMPANY LIMITED                                                                                91,744
        2,000  THE SHIBUSAWA WAREHOUSE COMPANY LIMITED                                                                        6,483
       86,900  UNITED PARCEL SERVICE INCORPORATED CLASS B                                                                 5,104,506
       69,713  WERNER ENTERPRISES INCORPORATED                                                                            1,555,297
       46,700  YAMATO HOLDINGS COMPANY LIMITED                                                                              622,351
                                                                                                                         14,740,381
                                                                                                                    ---------------
MUSEUM, ART GALLERIES & BOTANICAL & ZOOLOGY GARDENS: 0.00%
      298,500  CHAROEN POKHAND FOODS PCL                                                                                    111,040
       29,400  THAI UNION FROZEN PRODUCTS PCL                                                                                30,676
                                                                                                                            141,716
                                                                                                                    ---------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 0.55%
        8,400  AEON CREDIT SERVICE COMPANY LIMITED                                                                           86,037
       90,816  AMERICREDIT CORPORATION+<<                                                                                 2,020,668
        1,251  BANCA POPOLARE DELL'ETRURIA E DEL LAZIO                                                                        6,737
       56,177  CAPITAL ONE FINANCIAL CORPORATION                                                                          2,120,682
      339,310  CAPITAL SOURCE INCORPORATED                                                                                1,866,205
        9,852  CATTLES PLC(a)                                                                                                 1,052
       36,400  CEDYNA FINANCIAL CORPORATION                                                                                  65,552
        3,800  CENTURY LEASING SYSTEM INCORPORATED                                                                           52,737
       48,005  CHALLENGER FINANCIAL SERVICES GROUP LIMITED                                                                  165,205
       13,726  CREDIT SAISON COMPANY LIMITED                                                                                174,887
      247,765  DISCOVER FINANCIAL SERVICES                                                                                3,381,992
       18,712  FINANSBANK AS TURKEY+                                                                                         74,413
      508,064  FIRST FINANCIAL HOLDING COMPANY LIMITED                                                                      273,259
      263,700  FOMENTO ECONOMICO MEXICANO SAB DE CV                                                                       1,132,731
        1,800  FUYO GENERAL LEASE COMPANY LIMITED                                                                            50,123
       19,803  HDFC BANK LIMITED                                                                                            732,245
        2,000  HULAMIN LIMITED                                                                                                2,978
        2,700  IBJ LEASING COMPANY LIMITED                                                                                   48,837
       53,370  IFCI LIMITED                                                                                                  59,557
      103,528  INFRASTRUCTURE DEVELOPMENT FINANCE COMPANY LIMITED                                                           358,379
       10,364  INTERNATIONAL PERSONAL FINANCE PLC                                                                            31,527
          440  MITSUBISHI UFJ FINANCIAL GROUP INCORPORATED                                                                    2,253
        5,280  MITSUBISHI UFJ SECURITIES COMPANY LIMITED                                                                    182,448
       10,580  ORIX CORPORATION                                                                                             812,152
          263  ORIX CORPORATION ADR                                                                                          10,133
      153,714  PEOPLE'S UNITED FINANCIAL INCORPORATED                                                                     2,424,070
        9,017  POWER FINANCE CORPORATION LIMITED                                                                             48,953
       12,150  PROMISE COMPANY LIMITED                                                                                       93,130
        6,375  PROVIDENT FINANCIAL PLC                                                                                       91,860
       15,371  PUNJAB NATIONAL BANK LIMITED                                                                                 300,385
          600  RICOH LEASING COMPANY LIMITED                                                                                 13,763
        4,897  SAMSUNG CARD COMPANY LIMITED                                                                                 214,051
       13,510  SHRIRAM TRANSPORT FINANCE COMPANY LIMITED                                                                    134,968
      215,000  SLM CORPORATION+                                                                                           2,403,700
        9,810  TAKEFUJI CORPORATION                                                                                          43,504
      356,069  TRANSCEND INFORMATION INCORPORATED                                                                           203,167
       32,635  TURKIYE HALK BANKASI AS                                                                                      205,749
                                                                                                                         19,890,089
                                                                                                                    ---------------

                   182 Wells Fargo Advantage Master Portfolios


                                     Portfolio of Investments--February 28, 2010

DIVERSIFIED STOCK PORTFOLIO

    SHARES     SECURITY NAME                                                                                             VALUE
-------------  ---------------------------------------------------------------------                                ---------------
OFFICE EQUIPMENT: 0.16%
      606,239  XEROX CORPORATION                                                                                    $     5,680,459
                                                                                                                    ---------------
OIL & GAS EXPLORATION: 0.14%
       90,590  ATLAS ENERGY INCORPORATED                                                                                  2,956,858
        2,365  BAYTEX ENERGY TRUST                                                                                           75,409
        4,522  BIRCHCLIFF ENERGY LIMITED+                                                                                    40,828
        3,252  DAYLIGHT RESOURCE TRUST                                                                                       34,028
       35,653  ENCANA CORP COM                                                                                            1,168,668
        4,802  GRAN TIERRA ENERGY INCORPORATED+                                                                              26,470
        3,100  NAL OIL & GAS TRUST                                                                                           38,684
        1,892  NIKO RESOURCE LIMITED                                                                                        179,814
        5,341  PA RESOURCES AB+                                                                                              16,855
        3,000  PETROBAKKEN ENERGY LIMITED                                                                                    80,403
        1,769  PETROBRAS ENERGIA SA                                                                                          28,605
      116,400  PTT EXPLORATION & PRODUCTION PCL                                                                             475,246
                                                                                                                          5,121,868
                                                                                                                    ---------------
OIL & GAS EXTRACTION: 4.64%
          845  ABAN OFFSHORE LIMITED                                                                                         21,684
        8,522  ADVANTAGE OIL & GAS LIMITED                                                                                   58,638
          520  ALTAGAS INCORPORATEDOME TRUST                                                                                  9,242
       61,400  ANADARKO PETROLEUM CORPORATION                                                                             4,305,982
        2,300  AOC HOLDINGS INCORPORATED                                                                                     12,478
       31,693  APACHE CORPORATION                                                                                         3,284,663
       44,228  ARENA RESOURCES INCORPORATED+                                                                              1,832,366
        2,484  ARKEMA                                                                                                        84,017
       47,050  ARROW ENERGY NL+                                                                                             139,992
       64,524  ATWOOD OCEANICS INCORPORATED+                                                                              2,158,973
       41,681  AUSTRALIAN WORLDWIDE EXPLORATION LIMITED+                                                                     94,133
       10,655  BANKERS PETROLEUM LIMITED+                                                                                    58,632
       42,043  BASF AG                                                                                                    2,360,902
      102,631  BEACH PETROLEUM LIMITED                                                                                       61,165
       64,149  BERRY PETROLEUM COMPANY CLASS A                                                                            1,719,193
      152,589  BG GROUP PLC                                                                                               2,664,044
       17,769  BHARAT PETROLEUM CORPORATION LIMITED                                                                         217,348
       43,533  BILL BARRETT CORPORATION+                                                                                  1,476,204
      135,000  BJ SERVICES COMPANY                                                                                        2,949,750
        3,117  BONAVISTA ENERGY TRUST                                                                                        71,660
        1,896  BOURBON SA                                                                                                    64,052
      865,355  BP PLC                                                                                                     7,635,904
        4,750  BURU ENERGY LIMITED+                                                                                           1,149
      154,851  CAIRN INDIA LIMITED+                                                                                         893,571
          425  CALFRAC WELL SERVICES LIMITED                                                                                  9,633
       10,780  CALTEX AUSTRALIA LIMITED                                                                                     101,441
       24,827  CANADIAN NATURAL RESOURCES LIMITED                                                                         1,672,437
       10,863  CANADIAN OIL SANDS TRUST                                                                                     288,558
       30,778  CARRIZO OIL & GAS INCORPORATED+                                                                              736,518
        2,189  CASTROL INDIA LIMITED                                                                                         30,792
       59,595  CHESAPEAKE ENERGY CORPORATION                                                                              1,583,439
          364  CIA ESPANOLA DE PETROLEOS SA                                                                                  10,299
       36,949  CIMAREX ENERGY COMPANY                                                                                     2,208,072
    1,735,000  CNOOC LIMITED                                                                                              2,735,891
      260,000  CNPC (HONG KONG) LIMITED                                                                                     327,590
       82,457  COMPLETE PRODUCTION SERVICES INCORPORATED+                                                                 1,151,100
        1,801  COMPTON PETROLEUM CORPORATION+                                                                                 1,540
       19,724  COMSTOCK RESOURCES INCORPORATED+                                                                             680,872

                   Wells Fargo Advantage Master Portfolios 183


Portfolio of Investments--February 28, 2010

DIVERSIFIED STOCK PORTFOLIO

    SHARES     SECURITY NAME                                                                                             VALUE
-------------  ---------------------------------------------------------------------                                ---------------
OIL & GAS EXTRACTION (continued)
       31,573  CONCHO RESOURCES INCORPORATED+                                                                       $     1,466,566
        3,414  CONNACHER OIL AND GAS LIMITED+                                                                                 4,186
       12,886  CONTINENTAL RESOURCES INCORPORATED+                                                                          508,739
        1,363  CORRIDOR RESOURCES INCORPORATED+                                                                               5,169
       54,000  COSMO OIL COMPANY LIMITED                                                                                    128,246
        8,494  CRESCENT POINT ENERGY CORPORATION                                                                            314,832
        3,839  CREW ENERGY INC COM+                                                                                          53,232
        4,291  DANA PETROLEUM PLC+                                                                                           71,710
      109,802  DENBURY RESOURCES INCORPORATED+<<                                                                          1,546,012
       38,605  DEVON ENERGY CORPORATION                                                                                   2,658,340
        8,849  DIAMOND OFFSHORE DRILLING INCORPORATED                                                                       772,695
       11,000  DNO ASA+                                                                                                      12,100
       12,082  DRAGON OIL PLC+                                                                                               83,886
       64,394  ENCORE ACQUISITION COMPANY+                                                                                3,189,435
      671,000  ENERGI MEGA PERSADA+                                                                                          11,501
        4,826  ENERGY RESOURCES OF AUSTRALIA LIMITED                                                                         79,451
       25,459  ENERGY WORLD CORPORATION LIMITED+                                                                              5,932
        3,678  ENERPLUS RESOURCES                                                                                            82,425
        9,439  ENI SPA                                                                                                      425,699
       92,204  ENI SPA                                                                                                    2,080,357
        5,878  ENSIGN ENERGY SERVICES INCORPORATED                                                                           84,131
       31,348  EOG RESOURCES INCORPORATED                                                                                 2,948,279
       54,139  EQT CORPORATION                                                                                            2,369,123
       90,955  ESSAR OIL LIMITED+                                                                                           259,421
       26,300  ESSO THAILAND PCL                                                                                              5,130
        3,641  ESTABLISSEMENTS MAUREL ET PROM                                                                                53,841
        1,661  FAIRBORNE ENERGY LIMITED+                                                                                      7,041
       44,404  FOREST OIL CORPORATION+                                                                                    1,203,348
        1,236  FRED OLSEN ENERGY ASA                                                                                         43,465
        3,018  FUGRO NV                                                                                                     175,351
       60,780  GAIL INDIA LIMITED                                                                                           525,736
        1,079  GALLEON ENERGY INCORPORATED+                                                                                   6,973
        8,649  GALP ENERGIA SGPS SA                                                                                         140,440
       30,676  GOODRICH PETROLEUM CORPORATION+                                                                              591,127
        5,054  GRUPA LOTOS SA+                                                                                               47,668
      123,041  HELIX ENERGY SOLUTIONS GROUP INCORPORATED+                                                                 1,416,202
       43,884  HELMERICH & PAYNE INCORPORATED                                                                             1,778,180
      153,965  HERCULES OFFSHORE INCORPORATED+                                                                              563,512
       61,794  HORIZON OIL LIMITED+                                                                                          17,168
       11,300  HUSKY ENERGY INCORPORATED                                                                                    289,105
        2,000  IDEMITSU KOSAN COMPANY LIMITED                                                                               146,772
       55,814  INDIAN OIL CORPORATION LIMITED                                                                               384,240
           97  INPEX HOLDINGS INCORPORATED                                                                                  709,663
        8,964  IVANHOE ENERGY INCORPORATED+                                                                                  28,114
        3,000  JAPAN PETROLEUM EXPLORATION COMPANY                                                                          143,508
       19,382  JOHN WOOD GROUP PLC                                                                                          106,305
       14,087  KAROON GAS AUSTRALIA LIMITED+                                                                                 89,510
       60,610  LUKOIL ADR                                                                                                 3,182,025
       11,247  LUNDIN PETROLEUM AB+                                                                                          85,420
          303  MAJOR DRILLING GROUP INTERNATIONAL                                                                             7,790
       21,310  MANGALORE REFINERY & PETROCHEMICALS LIMITED                                                                   34,249
      136,771  MARINER ENERGY INCORPORATED+                                                                               2,054,300
      174,000  MEDCO ENERGI INTERNASIONAL TBK PT                                                                             46,133
       60,632  NEWFIELD EXPLORATION COMPANY+                                                                              3,096,476
       23,800  NEXEN INCORPORATED                                                                                           537,208
       14,594  NEXUS ENERGY LIMITED+                                                                                          3,074

                   184 Wells Fargo Advantage Master Portfolios


                                     Portfolio of Investments--February 28, 2010

DIVERSIFIED STOCK PORTFOLIO

    SHARES     SECURITY NAME                                                                                             VALUE
-------------  ---------------------------------------------------------------------                                ---------------
OIL & GAS EXTRACTION (continued)
       24,037  NOBLE CORPORATION                                                                                    $     1,015,804
       21,957  NOBLE ENERGY INCORPORATED                                                                                  1,594,956
       27,736  NORSK HYDRO ASA                                                                                              186,809
        3,905  NUVISTA ENERGY LIMITED                                                                                        51,475
       76,262  OCCIDENTAL PETROLEUM CORPORATION                                                                           6,089,521
       22,675  OCEANEERING INTERNATIONAL INCORPORATED+                                                                    1,370,704
      378,000  OGX PETROLEO E GAS PARTICIPACOES SA                                                                        3,294,414
       68,466  OIL & NATURAL GAS CORPORATION LIMITED                                                                      1,659,638
        5,784  OIL INDIA LIMITED                                                                                            145,262
       37,539  OIL REFINERIES LIMITED+                                                                                       19,827
       94,535  OIL SEARCH LIMITED                                                                                           442,250
        3,636  OILEXCO INCORPORATED+(a)                                                                                         232
        5,851  OMV AG                                                                                                       216,703
        2,891  OPTI CANADA INCORPORATED+                                                                                      5,193
       80,091  ORIGIN ENERGY LIMITED                                                                                      1,206,581
        7,813  PACIFIC RUBIALES ENERGY CORPORATION                                                                          124,375
      145,303  PARKER DRILLING COMPANY+                                                                                     745,404
       69,605  PATTERSON-UTI ENERGY INCORPORATED                                                                          1,074,701
        1,180  PBG SA+                                                                                                       79,894
        6,204  PENGROWTH ENERGY TRUST                                                                                        64,858
        8,155  PENN WEST ENERGY TRUST                                                                                       167,177
        3,632  PETROBANK ENERGY & RESOURCES LIMITED+                                                                        187,951
    2,478,000  PETROCHINA COMPANY LIMITED                                                                                 2,767,823
       10,336  PETROFAC LIMITED                                                                                             161,859
      133,844  PETROHAWK ENERGY CORPORATION+                                                                              2,864,262
      256,262  PETROLEO BRASILEIRO SA                                                                                     5,487,834
        8,368  PETROLEUM GEO-SERVICES ASA+                                                                                  105,995
          823  PEYTO ENERGY TRUST                                                                                            10,716
       52,700  PIONEER NATURAL RESOURCES COMPANY                                                                          2,458,455
       35,759  POLSKI KONCERN NAFTOWY ORLEN SA+                                                                             404,223
        7,040  PRECISION DRILLING TRUST                                                                                      54,262
        5,137  PREMIER OIL PLC+                                                                                              86,005
       69,113  PRIDE INTERNATIONAL INCORPORATED+                                                                          1,933,782
        7,472  PROGRESS ENERGY RESOURCES CORPORATION                                                                         90,471
       11,150  PROSAFE ASA                                                                                                   55,437
       12,855  PROVIDENT ENERGY TRUST                                                                                       101,159
      102,272  PTT AROMATICS & REFINING PCL                                                                                  82,739
       87,400  PTT PCL                                                                                                      613,241
      160,475  QUICKSILVER RESOURCES INCORPORATED+<<                                                                      2,394,287
       69,652  RANGE RESOURCES CORPORATION                                                                                3,525,088
      100,801  RELIANCE NATURAL RESOURCES LIMITED+                                                                          132,929
       38,823  REPSOL YPF SA                                                                                                879,382
        8,115  ROC OIL COMPANY LIMITED+                                                                                       2,655
      126,240  ROYAL DUTCH SHELL PLC CLASS B                                                                              3,304,100
       13,259  SAIPEM SPA                                                                                                   438,535
       75,547  SANTOS LIMITED                                                                                               877,460
       44,700  SAPURACREST PETROLEUM BHD                                                                                     30,977
       12,269  SARAS SPA                                                                                                     28,166
       49,211  SASOL LIMITED                                                                                              1,796,703
          839  SAVANNA ENERGY SERVICES CORPORATION                                                                            5,845
      148,500  SCHLUMBERGER LIMITED<<                                                                                     9,073,350
       21,986  SEACOR HOLDINGS INCORPORATED+                                                                              1,679,291
       12,191  SEADRILL LIMITED                                                                                             280,369
       16,000  SHOWA SHELL SEKIYU KK                                                                                        113,276
        2,543  SOCO INTERNATIONAL+                                                                                           59,482
       43,046  SOUTHWESTERN ENERGY COMPANY+                                                                               1,831,607

                   Wells Fargo Advantage Master Portfolios 185


Portfolio of Investments--February 28, 2010

DIVERSIFIED STOCK PORTFOLIO

    SHARES     SECURITY NAME                                                                                             VALUE
-------------  ---------------------------------------------------------------------                                ---------------
OIL & GAS EXTRACTION (continued)
       82,882  ST. MARY LAND & EXPLORATION COMPANY                                                                  $     2,700,296
          846  STORM EXPLORATION INCORPORATED+                                                                                9,689
       33,231  SUPERIOR ENERGY SERVICES INCORPORATED+                                                                       686,885
        2,052  SUPERIOR PLUS CORPORATION                                                                                     27,166
      102,230  SURGUTNEFTEGAZ                                                                                               506,039
      295,275  SURGUTNEFTEGAZ ADR                                                                                         2,412,397
       47,201  SWIFT ENERGY COMPANY+                                                                                      1,406,118
       44,800  TALISMAN ENERGY INCORPORATED                                                                                 818,764
          501  TESCO CORPORATION+                                                                                             6,829
       23,201  TIDEWATER INCORPORATED                                                                                     1,034,069
      100,589  TOTAL SA                                                                                                   5,612,909
       29,368  TRANSOCEAN LIMITED+                                                                                        2,344,154
        6,146  TRICAN WELL SERVICE LIMITED                                                                                   79,614
        2,600  TRINIDAD DRILLING LIMITED                                                                                     17,742
       39,230  TULLOW OIL PLC                                                                                               711,235
       67,606  ULTRA PETROLEUM CORPORATION+                                                                               3,091,622
       19,013  UTS ENERGY CORPORATION+                                                                                       44,452
        1,785  VERMILION ENERGY TRUST                                                                                        59,070
       90,673  WEATHERFORD INTERNATIONAL LIMITED+                                                                         1,513,332
        1,617  WESTERNZAGROS RESOURCES LIMITED+                                                                                 984
       22,279  WHITING PETROLEUM CORPORATION+                                                                             1,667,583
                                                                                                                        168,620,908
                                                                                                                    ---------------
OIL & GAS FIELD SERVICES: 0.00%
        4,400  MULLEN GROUP LIMITED                                                                                          64,273
                                                                                                                    ---------------
PAPER & ALLIED PRODUCTS: 0.70%
       48,280  BEMIS COMPANY INCORPORATED                                                                                 1,413,156
        4,000  CHUETSU PULP & PAPER COMPANY LIMITED                                                                           7,294
       13,856  COMPANIA MANUFACTURERA DE PAPELES Y CARTONES SA+                                                             607,314
        2,817  CORPORATE EXPRESS AUSTRALIA LIMITED                                                                           10,805
       10,000  DAIO PAPER CORPORATION                                                                                        80,027
       15,849  DS SMITH PLC                                                                                                  28,082
       10,105  GREIF INCORPORATED CLASS A                                                                                   517,780
       16,000  HOKUETSU PAPER MILLS LIMITED                                                                                  78,159
        2,500  HOLMEN AB CLASS B                                                                                             62,063
      186,000  INDAH KIAT PULP AND PAPER CORPORATION TBK PT+                                                                 40,846
      180,800  INTERNATIONAL PAPER COMPANY                                                                                4,189,136
       38,216  KIMBERLY-CLARK CORPORATION                                                                                 2,321,240
      168,000  LEE & MAN PAPER MANUFACTURING LIMITED                                                                        111,680
          155  MAYR-MELNHOF KARTON AG                                                                                        14,339
       66,800  MEADWESTVACO CORPORATION                                                                                   1,532,392
       15,000  MITSUBISHI PAPER MILLS LIMITED                                                                                17,390
       17,129  MONDI PLC                                                                                                     99,406
        1,542  MONDI SWIECIE SA+                                                                                             38,333
        8,900  NIPPON PAPER GROUP INCORPORATED                                                                              227,296
          500  NORSKE SKOGINDUSTRIER ASA                                                                                        622
       98,822  OFFICEMAX INCORPORATED+                                                                                    1,578,187
       87,000  OJI PAPER COMPANY LIMITED                                                                                    372,109
       44,885  PACKAGING CORPORATION OF AMERICA                                                                           1,068,263
       59,400  PACTIV CORPORATION+                                                                                        1,470,744
       16,239  PAPERLINX LIMITED                                                                                              9,096
       53,051  POTLATCH CORPORATION                                                                                       1,751,744
       23,000  RENGO COMPANY LIMITED                                                                                        146,007
       44,069  ROCK-TENN COMPANY CLASS A                                                                                  1,843,847
       52,808  SAPPI LIMITED                                                                                                201,795

                   186 Wells Fargo Advantage Master Portfolios


                                     Portfolio of Investments--February 28, 2010

DIVERSIFIED STOCK PORTFOLIO

    SHARES     SECURITY NAME                                                                                             VALUE
-------------  ---------------------------------------------------------------------                                ---------------
PAPER & ALLIED PRODUCTS (continued)
        6,101  SMURFIT KAPPA GROUP PLC                                                                              $        50,260
       44,449  SONOCO PRODUCTS COMPANY                                                                                    1,314,801
       22,600  STORA ENSO OYJ                                                                                               143,096
        1,000  SVENSKA CELLULOSA AB CLASS A+                                                                                 14,727
       32,300  SVENSKA CELLULOSA AB CLASS B                                                                                 477,492
      141,200  TEMPLE-INLAND INCORPORATED                                                                                 2,629,144
       29,797  UPM-KYMMENE OYJ                                                                                              319,513
       62,181  WAUSAU PAPER CORPORATION                                                                                     526,051
      169,580  YUEN FOONG YU PAPER MANUFACTURING COMPANY LIMITED                                                             63,449
                                                                                                                         25,377,685
                                                                                                                    ---------------
PERSONAL SERVICES: 0.27%
       59,300  CINTAS CORPORATION                                                                                         1,470,047
       23,346  G&K SERVICES INCORPORATED CLASS A                                                                            582,950
            9  GCA SAVVIAN GROUP CORPORATION                                                                                  8,053
      151,311  H & R BLOCK INCORPORATED                                                                                   2,614,654
       76,688  REGIS CORPORATION                                                                                          1,267,653
      110,360  SALLY BEAUTY HOLDINGS INCORPORATED+                                                                          903,848
      334,443  SERVICE CORPORATION INTERNATIONAL US                                                                       2,695,611
          400  WEIGHT WATCHERS INTERNATIONAL INCORPORATED                                                                    10,288
       17,608  WORLEYPARSONS LIMITED                                                                                        387,880
                                                                                                                          9,940,984
                                                                                                                    ---------------
PETROLEUM REFINING & RELATED INDUSTRIES: 2.41%
       88,257  ASHLAND INCORPORATED                                                                                       4,155,140
      185,223  CHEVRON CORPORATION                                                                                       13,391,623
    2,010,000  CHINA PETROLEUM & CHEMICAL CORPORATION                                                                     1,576,999
          689  COMPAGNIE GENERALE DE GEOPHYSIQUE-VERITAS ADR+                                                                16,612
      122,524  CONOCOPHILLIPS                                                                                             5,881,152
        2,269  ERG SPA                                                                                                       28,563
      438,631  EXXON MOBIL CORPORATION                                                                                   28,511,015
      235,590  FORMOSA PETROCHEMICAL CORPORATION                                                                            596,458
      120,015  FRONTIER OIL CORPORATION                                                                                   1,486,986
      351,801  GAZPROM ADR                                                                                                7,824,054
        2,590  HELLENIC PETROLEUM SA                                                                                         29,025
       37,005  HESS CORPORATION                                                                                           2,175,894
       19,511  HINDUSTAN PETROLEUM CORPORATION LIMITED                                                                      146,782
       48,540  HOLLY CORPORATION                                                                                          1,246,507
       11,000  IMPERIAL OIL LIMITED                                                                                         405,104
          564  INTEROIL CORPORATION+                                                                                         35,425
       65,361  MARATHON OIL CORPORATION                                                                                   1,892,201
          681  MOTOR OIL (HELLAS) CORINTH REFINERIES SA                                                                       8,614
        6,080  NESTE OIL OYJ LIMITED                                                                                         86,762
       82,000  NIPPON MINING HOLDINGS INCORPORATED                                                                          408,869
      149,000  NIPPON OIL CORPORATION                                                                                       798,289
       10,179  PETROL OFISI+                                                                                                 44,099
      113,000  PETRON CORPORATION+                                                                                           13,474
       45,300  PETRONAS DAGANGAN BHD                                                                                        116,260
        4,002  PETROPLUS HOLDINGS AG                                                                                         60,463
      164,616  POLISH OIL & GAS                                                                                             201,770
        1,096  PRZEDSIEBIORSTWO EKSPORTU I IMPORTU KOPEX SA                                                                   8,582
      162,328  ROYAL DUTCH SHELL PLC CLASS A                                                                              4,423,995
        5,636  S-OIL CORPORATION                                                                                            264,332
        5,969  SBM OFFSHORE NV                                                                                              105,904
       14,200  SHELL REFINING COMPANY FEDERATION OF MALAYA BHD                                                               44,616

                   Wells Fargo Advantage Master Portfolios 187


Portfolio of Investments--February 28, 2010

DIVERSIFIED STOCK PORTFOLIO

    SHARES     SECURITY NAME                                                                                             VALUE
-------------  ---------------------------------------------------------------------                                ---------------
PETROLEUM REFINING & RELATED INDUSTRIES (continued)
        4,087  SK CORPORATION                                                                                       $       304,437
        6,534  SK ENERGY COMPANY LIMITED                                                                                    602,757
       50,575  STATOIL ASA                                                                                                1,134,026
       71,094  SUNCOR ENERGY INCORPORATED                                                                                 2,054,713
       52,566  SUNOCO INCORPORATED                                                                                        1,386,165
        4,319  TECHNIP SA                                                                                                   307,575
       62,285  TESORO CORPORATION                                                                                           742,437
      104,800  THAI OIL PCL                                                                                                 137,082
       22,000  TONENGENERAL SEKIYU KK                                                                                       179,526
       12,784  TUPRAS TURKIYE PETROL RAFINERILERI AS                                                                        231,459
       51,751  VALERO ENERGY CORPORATION                                                                                    906,678
       44,440  WOODSIDE PETROLEUM LIMITED                                                                                 1,727,303
       67,842  WORLD FUEL SERVICES CORPORATION                                                                            1,792,386
                                                                                                                         87,492,113
                                                                                                                    ---------------
PHARMACEUTICALS: 0.40%
       49,493  AUXILIUM PHARMACEUTICALS INCORPORATED+                                                                     1,494,689
       43,846  CATALYST HEALTH SOLUTIONS INCORPORATED+                                                                    1,652,556
      285,353  MERCK & COMPANY INCORPORATED                                                                              10,523,819
       60,321  SAVIENT PHARMACEUTICALS INCORPORATED+                                                                        813,127
       37,894  TEMPO SCAN PACIFIC                                                                                             2,801
                                                                                                                         14,486,992
                                                                                                                    ---------------
PIPELINES: 0.05%
       39,100  APA GROUP                                                                                                    121,243
      174,000  CHINA GAS HOLDINGS LIMITED                                                                                    91,235
        6,700  INTER PIPELINE FUND                                                                                           75,647
       64,900  MANILA WATER COMPANY                                                                                          20,754
        3,732  PEMBINA PIPELINE INCOME FUND                                                                                  64,021
        3,106  SEVAN MARINE ASA+                                                                                              4,360
       32,300  TRANSCANADA CORPORATION                                                                                    1,067,662
        2,780  VALLOUREC SA                                                                                                 531,279
                                                                                                                          1,976,201
                                                                                                                    ---------------
PRIMARY METAL INDUSTRIES: 1.20%
        4,982  ACERINOX SA                                                                                                   85,102
       18,000  AICHI STEEL CORPORATION                                                                                       74,354
      126,688  AK STEEL HOLDING CORPORATION                                                                               2,727,593
       41,288  ALLEGHENY TECHNOLOGIES INCORPORATED                                                                        1,802,634
      454,000  ALUMINUM CORPORATION OF CHINA LIMITED                                                                        439,252
       31,298  ASHOK LEYLAND LIMITED                                                                                         33,704
       33,910  ATLAS IRON LIMITED+                                                                                           61,388
          585  BEKAERT SA+                                                                                                   94,672
       60,525  BELDEN CDT INCORPORATED                                                                                    1,281,920
        1,032  BOSCH LIMITED                                                                                                103,075
        9,721  CAP SA                                                                                                       305,663
       59,886  CARPENTER TECHNOLOGY CORPORATION                                                                           1,788,795
    1,158,798  CHINA STEEL CORPORATION                                                                                    1,163,405
        2,600  CHUBU STEEL PLATE COMPANY LIMITED                                                                             13,315
      130,203  CHUNG HUNG STEEL CORPORATION                                                                                  57,850
       49,339  CIA SIDERURGICA NACIONAL SA                                                                                1,614,920
      108,518  COMMSCOPE INCORPORATED+                                                                                    2,766,124
       52,430  CURTISS-WRIGHT CORPORATION                                                                                 1,680,382
       31,000  DAIDO STEEL COMPANY LIMITED                                                                                  122,123
        3,623  DONGKUK STEEL MILL COMPANY LIMITED+                                                                           71,217

                   188 Wells Fargo Advantage Master Portfolios


                                     Portfolio of Investments--February 28, 2010

DIVERSIFIED STOCK PORTFOLIO

    SHARES     SECURITY NAME                                                                                             VALUE
-------------  ---------------------------------------------------------------------                                ---------------
PRIMARY METAL INDUSTRIES (continued)
          164  EL EZZ ALDEKHELA STEEL ALEXANDRIA                                                                    $        26,887
       15,612  EL EZZ STEEL COMPANY                                                                                          53,377
       83,195  EREGLI DEMIR VE CELIK FABRIKALARI TAS                                                                        227,018
       61,690  FENG HSIN IRON & STEEL COMPANY                                                                               101,366
       60,035  GENERAL CABLE CORPORATION+                                                                                 1,466,655
        5,773  GERDAU AMERISTEEL CORPORATION                                                                                 40,711
        8,909  GERDAU SA                                                                                                     98,893
        7,000  GODO STEEL LIMITED                                                                                            15,206
        1,593  HIGHVELD STEEL AND VANADIUM CORPORATION LIMITED                                                               13,924
       47,917  HINDALCO INDUSTRIES LIMITED GDR++                                                                            169,042
       13,000  HITACHI METALS LIMITED                                                                                       125,252
       23,063  HUBBELL INCORPORATED CLASS B                                                                               1,080,502
        7,606  HYUNDAI STEEL COMPANY+                                                                                       582,303
       48,100  JFE HOLDINGS INCORPORATED                                                                                  1,789,302
       17,013  JSW STEEL LIMITED                                                                                            394,965
       20,312  KAISER ALUMINUM CORPORATION                                                                                  678,218
      357,100  KNM GROUP BHD                                                                                                 84,412
      259,000  KOBE STEEL LIMITED+                                                                                          472,261
       24,000  KURIMOTO LIMITED                                                                                              23,772
        2,500  KYOEI STEEL LIMITED                                                                                           46,007
          903  LINDAB INTERNATIONAL AB                                                                                        7,852
        6,700  MARUICHI STEEL TUBE LIMITED                                                                                  132,801
       35,759  MATTHEWS INTERNATIONAL CORPORATION                                                                         1,198,608
       65,000  MIDAS HOLDINGS LIMITED                                                                                        46,240
       10,000  MITSUBISHI STEEL MANUFACTURING COMPANY LIMITED                                                                17,108
       18,383  MITTAL STEEL SOUTH AFRICA LIMITED                                                                            277,727
        6,206  MMX MINERACAO E METALICOS SA+                                                                                 44,987
        1,152  MYTILINEOS HOLDINGS SA                                                                                         6,353
       14,000  NAKAYAMA STEEL WORKS LIMITED                                                                                  20,170
    5,418,300  NAKORNTHAI STRIP MILL PCL                                                                                     27,858
       19,000  NIPPON METAL INDUSTRY COMPANY LIMITED                                                                         28,229
      572,000  NIPPON STEEL CORPORATION                                                                                   2,137,475
       12,500  NIPPON YAKIN KOGYO COMPANY LIMITED                                                                            37,143
       36,900  NUCOR CORPORATION                                                                                          1,527,660
      117,771  ONESTEEL LIMITED                                                                                             364,135
        5,218  OUTOKUMPU OYJ                                                                                                 91,798
      182,747  PAN AUSTRALIAN RESOURCES LIMITED+(a)                                                                          77,631
       34,138  PARKSON HOLDINGS BHD                                                                                          55,435
       39,075  POLIMEX MOSTOSTAL SA                                                                                          56,799
        7,570  POSCO                                                                                                      3,459,005
       17,556  PRECISION CASTPARTS CORPORATION                                                                            1,979,439
       32,210  RTI INTERNATIONAL METALS INCORPORATED+                                                                       774,006
        1,513  SALZGITTER AG                                                                                                133,520
        9,000  SANYO SPECIAL STEEL COMPANY LIMITED                                                                           35,962
       25,470  SCHNITZER STEEL INDUSTRY                                                                                   1,162,960
      126,000  SHOUGANG CONCORD INTERNATIONAL ENTERPRISES COMPANY LIMITED                                                    28,245
       12,982  SIMS GROUP LIMITED                                                                                           226,058
       64,648  STEEL AUTHORITY OF INDIA LIMITED                                                                             306,379
      370,000  SUMITOMO METAL INDUSTRIES LIMITED                                                                          1,020,316
       41,751  TATA STEEL LIMITED                                                                                           520,110
       19,867  TENARIS SA                                                                                                   412,542
       14,128  THYSSENKRUPP AG                                                                                              447,269
          684  TIMMINCO LIMITED+                                                                                                826
       37,508  TITANIUM METALS CORPORATION                                                                                  442,219
       18,000  TOHO ZINC COMPANY LIMITED                                                                                     79,014
        8,900  TOKYO STEEL MANUFACTURING COMPANY LIMITED                                                                     98,472
        4,200  TOPRE CORPORATION                                                                                             32,808

                   Wells Fargo Advantage Master Portfolios 189


Portfolio of Investments--February 28, 2010

DIVERSIFIED STOCK PORTFOLIO

    SHARES     SECURITY NAME                                                                                             VALUE
-------------  ---------------------------------------------------------------------                                ---------------
PRIMARY METAL INDUSTRIES (continued)
       18,000  TOPY INDUSTRIES LIMITED                                                                              $        32,619
       87,962  TUNG HO STEEL ENTERPRISE CORPORATION                                                                          99,145
       15,894  USINAS SIDERURGICAS DE MINAS GERAIS SA                                                                       450,307
        4,132  VEDANTA RESOURCES PLC                                                                                        160,536
        7,024  WELSPUN-GUJARAT STAHL LIMITED                                                                                 36,609
       83,733  WORTHINGTON INDUSTRIES<<                                                                                   1,326,331
        4,800  YAMATO KOGYO COMPANY LIMITED                                                                                 151,653
       16,000  YODOGAWA STEEL WORKS LIMITED                                                                                  66,093
          474  ZPH STALPRODUKT SA                                                                                            79,292
                                                                                                                         43,495,305
                                                                                                                    ---------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES: 0.90%
       12,526  AGGREKO PLC                                                                                                  186,221
       14,000  AMVIG HOLDINGS LIMITED                                                                                         6,313
      261,206  CBS CORPORATION CLASS B<<                                                                                  3,393,066
       19,942  COMPAGNIE INDUSTRIALI RIUNITE+                                                                                41,627
        4,668  DE LA RUE PLC                                                                                                 66,587
        8,400  ENIRO AB                                                                                                      29,100
      168,317  FAIRFAX MEDIA LIMITED                                                                                        248,895
      308,618  GANNETT COMPANY INCORPORATED                                                                               4,675,563
       60,193  HAYS PLC                                                                                                      95,729
          783  HEIDELBERGER DRUCKMASCHINEN AG                                                                                 5,440
       56,331  JOHN WILEY & SONS INCORPORATED                                                                             2,364,775
        2,905  JOHNSTON PRESS PLC                                                                                             1,096
        3,300  KADOKAWA GROUP HOLDINGS INCORPORATED                                                                          78,670
       10,251  KONE OYJ                                                                                                     432,707
       31,200  MCGRAW-HILL COMPANIES INCORPORATED                                                                         1,067,040
      257,000  MEGAWORLD CORPORATION                                                                                          6,575
       49,054  MEREDITH CORPORATION                                                                                       1,506,939
      119,960  MSCI INCORPORATED+                                                                                         3,596,401
       33,244  NASPERS LIMITED+                                                                                           1,239,789
      125,668  NEW YORK TIMES COMPANY CLASS A                                                                             1,374,808
        3,000  NISSHA PRINTING COMPANY LIMITED                                                                              106,196
        5,117  PAGESJAUNES SA                                                                                                57,336
        1,137  PROMOTORA DE INFORMACIONES SA                                                                                  5,148
        2,241  QUEBECOR INCORPORATED                                                                                         64,001
       45,099  ROVI CORPORATION+                                                                                          1,510,817
       94,900  RR DONNELLEY & SONS COMPANY                                                                                1,887,561
        4,610  SANOMAWSOY OYJ                                                                                                92,212
       36,259  SCHOLASTIC CORPORATION                                                                                     1,066,015
       19,214  SERCO GROUP PLC                                                                                              162,162
          215  SGS SOCIETE GENERALE DE SURVEILLANCE HOLDING SA                                                              287,801
      140,000  SINGAPORE PRESS HOLDINGS LIMITED                                                                             369,496
       33,600  STAR PUBLICATIONS LIMITED                                                                                     33,348
          503  TELEGRAAF MEDIA GROEP NV                                                                                       9,383
       16,752  THOMSON CORPORATION                                                                                          581,432
       56,000  TOPPAN PRINTING COMPANY LIMITED                                                                              486,600
        1,036  TORSTAR CORPORATION                                                                                            6,301
        1,052  TRANSCONTINENTAL INCORPORATED                                                                                 12,228
       50,508  VIACOM INCORPORATED CLASS B+                                                                               1,497,562
       46,502  VISTAPRINT NV+                                                                                             2,684,095
        2,516  WASHINGTON POST COMPANY CLASS B                                                                            1,057,500
       16,662  WEST AUSTRALIAN NEWSPAPERS HOLDING LIMITED                                                                   110,351
       13,400  WOLTERS KLUWER NV                                                                                            270,134
       10,131  YELLOW PAGES INCOME FUND                                                                                      56,326
                                                                                                                         32,831,346
                                                                                                                    ---------------

                   190 Wells Fargo Advantage Master Portfolios


                                     Portfolio of Investments--February 28, 2010

DIVERSIFIED STOCK PORTFOLIO

    SHARES     SECURITY NAME                                                                                             VALUE
-------------  ---------------------------------------------------------------------                                ---------------
PROPERTY - CASUALTY INSURANCE: 0.00%
        3,321  BRIT INSURANCE HOLDINGS NV                                                                           $         9,869
                                                                                                                    ---------------
RAILROAD TRANSPORTATION: 0.44%
        8,185  ACTIVIDADES DE CONSTRUCCION Y SERVICIOS SA                                                                   363,776
       22,100  CANADIAN NATIONAL RAILWAY COMPANY                                                                          1,161,500
        9,100  CANADIAN PACIFIC RAILWAY LIMITED                                                                             439,260
          179  CENTRAL JAPAN RAILWAY COMPANY                                                                              1,355,923
      397,000  CHINA RAILWAY GROUP LIMITED CLASS H+                                                                         297,156
       36,000  EAST JAPAN RAILWAY COMPANY                                                                                 2,479,824
       43,777  GENESEE & WYOMING INCORPORATED+                                                                            1,394,297
       16,439  GROUPE EUROTUNNEL SA                                                                                         166,964
      110,000  HANKYU HANSHIN HOLDINGS INCORPORATED                                                                         528,674
       42,369  KANSAS CITY SOUTHERN+                                                                                      1,453,257
       45,000  KEIHAN ELECTRIC RAILWAY COMPANY LIMITED                                                                      187,405
       45,000  KEIHIN ELECTRIC EXPRESS RAILWAY COMPANY LIMITED                                                              368,732
       63,000  KEIO CORPORATION                                                                                             421,205
       27,000  KEISEI ELECTRIC RAILWAY COMPANY LIMITED                                                                      161,067
      147,000  KINTETSU CORPORATION                                                                                         464,933
      115,069  MTR CORPORATION LIMITED                                                                                      398,776
       70,000  NAGOYA RAILROAD COMPANY LIMITED+                                                                             210,366
       42,000  NANKAI ELECTRIC RAILWAY COMPANY LIMITED                                                                      171,130
       31,000  NISHI-NIPPON RAILROAD COMPANY LIMITED                                                                        124,565
       34,200  NORFOLK SOUTHERN CORPORATION                                                                               1,758,906
       53,000  ODAKYU ELECTRIC RAILWAY COMPANY LIMITED                                                                      450,391
       30,000  SAGAMI RAILWAY COMPANY LIMITED                                                                               131,690
       75,000  TOBU RAILWAY COMPANY LIMITED                                                                                 411,953
       95,000  TOKYU CORPORATION                                                                                            403,118
      199,250  WAN HAI LINES LIMITED                                                                                        100,953
          198  WEST JAPAN RAILWAY COMPANY                                                                                   696,438
                                                                                                                         16,102,259
                                                                                                                    ---------------
REAL ESTATE: 1.32%
      141,914  ABACUS PROPERTY GROUP                                                                                         53,417
        6,400  AEON MALL COMPANY LIMITED                                                                                    116,698
      120,000  AGILE PROPERTY HOLDINGS LIMITED                                                                              153,360
       65,000  ALLGREEN PROPERTIES LIMITED+                                                                                  51,789
       10,552  ANANT RAJ INDUSTRIES LIMITED+                                                                                 28,128
      156,253  APARTMENT INVESTMENT & MANAGEMENT COMPANY CLASS A                                                          2,607,863
       10,857  ATRIUM EUROPEAN REAL ESTATE LIMITED                                                                           69,039
        1,011  ATRIUM LJUNGBERG AB                                                                                            9,749
      113,916  AUSTRALAND PROPERTY GROUP                                                                                     49,514
      611,000  AYALA LAND INCORPORATED                                                                                      149,024
          354  BEFIMMO SCA SICAFI                                                                                            28,893
       35,444  BRITISH LAND COMPANY PLC                                                                                     237,798
      114,945  BROOKFIELD PROPERTIES CORPORATION<<                                                                        1,594,442
        3,951  CA IMMOBILIEN ANLAGEN AG+                                                                                     39,058
      215,500  CAPITALAND LIMITED                                                                                           579,491
        7,600  CASTELLUM AB                                                                                                  75,416
      102,000  CATHAY REAL ESTATE DEVELOPMENT COMPANY LIMITED                                                                41,344
       24,714  CENTRO PROPERTIES GROUP+                                                                                       5,094
       35,798  CENTRO RETAIL GROUP                                                                                            5,294
       47,192  CHARTER HALL GROUP                                                                                            29,817
      140,000  CHEUNG KONG HOLDINGS LIMITED                                                                               1,708,032
      832,703  CHIMERA INVESTMENT CORPORATION                                                                             3,330,812
       37,000  CHINA EVERBRIGHT INTERNATIONAL LIMITED                                                                        18,209

                   Wells Fargo Advantage Master Portfolios 191


Portfolio of Investments--February 28, 2010

DIVERSIFIED STOCK PORTFOLIO

    SHARES     SECURITY NAME                                                                                             VALUE
-------------  ---------------------------------------------------------------------                                ---------------
REAL ESTATE (continued)
      418,480  CHINA OVERSEAS LAND & INVESTMENT LIMITED                                                             $       848,589
      172,000  CHINA RESOURCES LAND LIMITED                                                                                 358,086
           80  CHINA VANKE COMPANY LIMITED CLASS B                                                                               85
       43,696  CHINESE ESTATES HOLDINGS LIMITED                                                                              70,142
       52,000  CITY DEVELOPMENTS LIMITED                                                                                    380,280
      148,306  COMMONWEALTH PROPERTY OFFICE FUND                                                                            126,266
        3,761  CONWERT IMMOBILIEN INVEST SE+                                                                                 41,379
        3,025  CORIO NV                                                                                                     187,167
      415,184  COUNTRY GARDEN HOLDINGS COMPANY LIMITED                                                                      143,883
       19,063  CROMWELL GROUP                                                                                                11,874
           24  DA OFFICE INVESTMENT CORPORATION                                                                              50,110
        5,400  DAIBIRU CORPORATION                                                                                           43,336
       29,000  DAIKYO INCORPORATED                                                                                           53,531
        7,800  DAITO TRUST CONSTRUCTION COMPANY LIMITED                                                                     381,462
        4,612  DERWENT VALLEY HOLDINGS PLC                                                                                   91,069
       97,256  DLF LIMITED                                                                                                  629,564
      162,638  DOUGLAS EMMETT INCORPORATED                                                                                2,291,569
       26,597  ECHO INVESTMENT+                                                                                              35,447
        1,592  EUROCOMMERCIAL PROPERTIES NV                                                                                  60,784
      123,357  FAR EAST CONSORTIUM                                                                                           34,645
       49,000  FARGLORY LAND DEVELOPMENT COMPANY LIMITED                                                                     99,306
          681  FIRST CAPITAL REALTY INCORPORATED                                                                             13,572
       88,124  FKP PROPERTY GROUP                                                                                            57,258
        1,037  FONCIERE DES REGIONS                                                                                         103,403
      159,978  FOREST CITY ENTERPRISES INCORPORATED+                                                                      1,919,736
      350,000  FRANSHION PROPERTIES CHINA LIMITED                                                                           113,177
           14  FRONTIER REAL ESTATE INVESTMENT CORPORATION                                                                  104,632
            7  FUKUOKA REIT CORPORATION                                                                                      38,685
        4,376  GAZIT GLOBE LIMITED                                                                                           45,161
          973  GECINA SA                                                                                                    100,837
      395,320  GENTING INTERNATIONAL PLC+<<                                                                                 251,698
           14  GLOBAL ONE REAL ESTATE INVESTMENT CORPORATION                                                                103,529
        1,440  GOLDCREST COMPANY LIMITED                                                                                     41,006
      273,900  GOLDEN LAND PROPERTY PCL                                                                                      28,496
      811,827  GPT GROUP                                                                                                    418,347
       29,514  GREAT EAGLE HOLDINGS LIMITED                                                                                  83,080
       14,876  GREAT PORTLAND ESTATES PLC                                                                                    63,762
       56,000  GREENTOWN CHINA HOLDINGS LIMITED                                                                              74,309
       78,800  GUANGZHOU R&F PROPERTIES                                                                                     116,949
       14,666  GUOCOLAND LIMITED                                                                                             21,284
       30,934  HAMMERSON PLC                                                                                                180,654
       73,000  HANG LUNG GROUP LIMITED                                                                                      367,250
      158,000  HANG LUNG PROPERTIES LIMITED                                                                                 603,531
            3  HANKYU REIT INCORPORATED                                                                                      11,734
       47,111  HATTERAS FINANCIAL CORPORATION                                                                             1,223,473
        6,500  HEIWA REAL ESTATE COMPANY LIMITED                                                                             20,339
          945  HELIOPOLIS HOUSING+                                                                                            5,389
       18,000  HENDERSON INVESTMENTS LIMITED                                                                                  1,415
      104,762  HENDERSON LAND DEVELOPMENT COMPANY LIMITED                                                                   707,892
      106,000  HONGKONG LAND HOLDINGS LIMITED                                                                               487,600
       52,000  HOPEWELL HOLDINGS                                                                                            152,406
       56,000  HOPSON DEVELOPMENT HOLDINGS LIMITED                                                                           78,349
       33,352  HOUSING DEVELOPMENT & INFRASTRUCTURE LIMITED+                                                                218,681
       48,964  HYSAN DEVELOPMENT COMPANY LIMITED                                                                            130,261
       88,400  IGB CORPORATION BHD+                                                                                          45,427
       96,920  IJM CORPORATION BHD                                                                                          126,077

                   192 Wells Fargo Advantage Master Portfolios


                                     Portfolio of Investments--February 28, 2010

DIVERSIFIED STOCK PORTFOLIO

    SHARES     SECURITY NAME                                                                                             VALUE
-------------  ---------------------------------------------------------------------                                ---------------
REAL ESTATE (continued)
       15,082  IMMOEAST IMMOBILIEN ANLAGEN AG+                                                                      $        71,672
       19,870  IMMOFINANZ IMMOBILIEN ANLAGEN AG                                                                              64,664
       33,902  INDIABULLS REAL ESTATE LIMITED+                                                                              117,799
      248,764  ING INDUSTRIAL FUND                                                                                           94,751
      217,512  ING OFFICE FUND                                                                                              117,935
          855  IRSA INVERSIONES Y REPRESENTACIONES SA ADR                                                                     8,080
        2,767  IVG IMMOBILIEN AG                                                                                             20,888
           13  JAPAN EXCELLENT INCORPORATED                                                                                  57,724
           12  JAPAN LOGISTICS FUND INCORPORATED                                                                             88,469
           50  JAPAN PRIME REALTY INVESTMENT CORPORATION                                                                    110,192
           52  JAPAN REAL ESTATE INVESTMENT CORPORATION                                                                     448,917
          120  JAPAN RETAIL FUND INVESTMENT CORPORATION                                                                     142,360
          300  JOINT CORPORATION(a)                                                                                               0
       47,522  JONES LANG LASALLE INCORPORATED                                                                            3,026,676
       13,000  K-REIT ASIA                                                                                                    9,988
           20  KENEDIX REALTY INVESTMENT                                                                                     54,589
       51,592  KEPPEL LAND LIMITED                                                                                          120,383
       54,553  KERRY PROPERTIES LIMITED                                                                                     259,688
       29,000  KLCC PROPERTY HOLDINGS BHD                                                                                    27,846
        3,479  KLEPIERRE                                                                                                    129,562
       12,000  KOWLOON DEVELOPMENT COMPANY LIMITED                                                                           13,744
        3,102  KUNGSLEDEN                                                                                                    21,754
      103,000  KWG PROPERTY HOLDING LIMITED                                                                                  68,471
       41,449  LAND SECURITIES GROUP PLC                                                                                    399,749
       35,455  LEND LEASE CORPORATION LIMITED(a)                                                                            294,934
       12,200  LEOPALACE21 CORPORATION                                                                                       58,772
       26,296  LIBERTY INTERNATIONAL PLC                                                                                    189,534
    1,548,000  LIPPO KARAWACI TBK PT+                                                                                        82,914
          850  LUNDBERGFORETAGEN AB                                                                                          41,607
      507,030  MACQUARIE GOODMAN GROUP                                                                                      272,640
          149  METROVACESA SA                                                                                                 2,698
          700  MI DEVELOPMENTS INCORPORATED                                                                                   8,635
       56,000  MIDLAND HOLDINGS LIMITED                                                                                      52,882
        9,000  MIRAMAR HOTEL & INVESTMENT                                                                                     9,392
      316,569  MIRVAC GROUP                                                                                                 434,075
      126,189  MITSUBISHI ESTATE COMPANY LIMITED                                                                          1,981,357
       80,000  MITSUI FUDOSAN COMPANY LIMITED                                                                             1,350,667
       35,000  NEO-CHINA GROUP HOLDINGS LIMITED(a)                                                                           22,320
            4  NEW CITY RESIDENCE INVESTMENT CORPORATION+(a)                                                                      0
      168,000  NEW WORLD CHINA LAND LIMITED                                                                                  56,273
      207,570  NEW WORLD DEVELOPMENT LIMITED                                                                                380,796
          429  NEXITY SA                                                                                                     15,752
           47  NIPPON BUILDING FUND INCORPORATED                                                                            416,332
           38  NIPPON COMMERCIAL INVESTMENT CORPORATION                                                                      47,946
           24  NIPPON RESIDENTIAL INVESTMENT CORPORATION(a)                                                                  56,986
        7,900  NOMURA REAL ESTATE HOLDING INCORPORATED                                                                      118,084
           26  NOMURA REAL ESTATE OFFICE FUND                                                                               152,468
          106  NTT URBAN DEVELOPMENT CORPORATION                                                                             84,471
       70,404  PHH CORPORATION+                                                                                           1,303,178
           14  PREMIER INVESTMENT COMPANY                                                                                    46,312
        1,875  PSP SWISS PROPERTY AG                                                                                        111,269
        5,724  QUINTAIN ESTATES & DEVELOPMENT PLC+                                                                            5,324
       29,222  SEGRO PLC                                                                                                    142,005
       11,203  SHAFTESBURY PLC                                                                                               64,178
       78,000  SHENZHEN INVESTMENT LIMITED                                                                                   27,433
      141,000  SHIMAO PROPERTY HOLDING LIMITED                                                                              235,056

                   Wells Fargo Advantage Master Portfolios 193


Portfolio of Investments--February 28, 2010

DIVERSIFIED STOCK PORTFOLIO

    SHARES     SECURITY NAME                                                                                             VALUE
-------------  ---------------------------------------------------------------------                                ---------------
REAL ESTATE (continued)
        1,300  SHOEI                                                                                                $        10,389
      168,400  SHUI ON LAND LIMITED                                                                                          81,790
      132,000  SHUN TAK HOLDINGS LIMITED                                                                                     70,403
          241  SILIC STE IMMOBILIERE DE LOCATION POUR L'INDUSTRIE ET LE COMMERCE                                             27,729
       14,000  SINGAPORE LAND LIMITED                                                                                        64,736
      150,235  SINO LAND COMPANY                                                                                            284,903
      454,563  SM PRIME HOLDINGS INCORPORATED                                                                                93,623
      181,000  SOHO CHINA LIMITED                                                                                            89,076
       58,850  SP SETIA BHD                                                                                                  72,234
      228,049  STOCKLAND                                                                                                    829,773
          360  SUMITOMO REAL ESTATE SALES COMPANY LIMITED                                                                    15,620
       42,000  SUMITOMO REALTY & DEVELOPMENT COMPANY LIMITED                                                                745,973
      124,000  SUN HUNG KAI PROPERTIES LIMITED                                                                            1,722,100
        5,777  SUNLAND GROUP LIMITED                                                                                          3,987
          600  SURUGA CORPORATION(a)                                                                                              0
        2,211  SWISS PRIME SITE AG                                                                                          127,196
      105,976  TALAAT MOUSTAFA GROUP+                                                                                       144,583
       39,313  THE ST. JOE COMPANY+<<                                                                                     1,081,108
       81,399  TIAN AN CHINA INVESTMENT                                                                                      51,804
       11,023  TISHMAN SPEYER OFFICE FUND                                                                                     3,803
        4,500  TOC COMPANY LIMITED                                                                                           16,613
       36,000  TOKYU LAND CORPORATION                                                                                       130,069
        4,459  UNIBAIL                                                                                                      880,382
       40,000  UNITED INDUSTRIAL CORPORATION LIMITED SGD                                                                     57,196
       46,000  UNITED OVERSEAS LAND LIMITED                                                                                 130,241
           19  UNITED URBAN INVESTMENT CORPORATION                                                                          102,223
       52,951  VALAD PROPERTY GROUP                                                                                           4,983
          405  VASTNED RETAIL NV                                                                                             25,726
        1,008  WERELDHAVE NV                                                                                                 90,766
      197,852  WESTFIELD GROUP                                                                                            2,131,327
       10,000  WHEELOCK PROPERTIES (SINGAPORE) LIMITED                                                                       13,374
       20,000  WHEELOCK PROPERTIES LIMITED                                                                                   11,930
       51,000  WING TAI HOLDINGS LIMITED                                                                                     60,952
       61,000  YANLORD LAND GROUP LIMITED                                                                                    77,677
                                                                                                                         47,776,734
                                                                                                                    ---------------
REAL ESTATE DEVELOPING & MANAGEMENT: 0.01%
        7,618  GRAINGER PLC                                                                                                  14,822
       60,000  HIGHWEALTH CONSTRUCTION CORPORATION                                                                           91,293
       20,000  HUANG HSIANG CONSTRUCTION COMPANY                                                                             31,554
       31,185  PALM HILLS DEVELOPMENTS SAE+                                                                                  51,066
       19,575  PEET LIMITED                                                                                                  36,490
       34,080  TA GLOBAL BHD+                                                                                                 4,403
                                                                                                                            229,628
                                                                                                                    ---------------
REAL ESTATE INVESTMENT TRUSTS (REITS): 1.05%
       17,000  ASCENDAS INDIA TRUST                                                                                          11,731
      104,000  ASCENDAS REIT                                                                                                142,790
       17,805  BABCOCK & BROWN JAPAN PROPERTY TRUST                                                                           5,585
          955  BOARDWALK REAL ESTATE INVESTMENT TRUST                                                                        35,778
      172,676  BRANDYWINE REALTY TRUST                                                                                    1,935,698
       34,188  BUNNINGS WAREHOUSE PROPERTY TRUST                                                                             56,070
        1,567  CALLOWAY REAL ESTATE INVESTMENT TRUST                                                                         30,351
       28,866  CAMDEN PROPERTY TRUST                                                                                      1,156,083
        1,306  CANADIAN REAL ESTATE INVESTMENT TRUST                                                                         34,940
      129,000  CAPITACOMMERICAL TRUST                                                                                        99,111

                   194 Wells Fargo Advantage Master Portfolios


                                     Portfolio of Investments--February 28, 2010

DIVERSIFIED STOCK PORTFOLIO

    SHARES     SECURITY NAME                                                                                             VALUE
-------------  ---------------------------------------------------------------------                                ---------------
REAL ESTATE INVESTMENT TRUSTS (REITS) (continued)
      160,636  CAPITAMALL TRUST                                                                                     $       202,266
       52,000  CDL HOSPITALITY TRUSTS                                                                                        62,517
      149,993  CFS RETAIL PROPERTY TRUST                                                                                    255,405
      172,211  CHAMPION REIT                                                                                                 77,873
          517  COFINIMMO SA                                                                                                  70,081
       86,996  COLONIAL PROPERTIES TRUST                                                                                  1,025,683
       67,260  CORPORATE OFFICE PROPERTIES TRUST                                                                          2,477,186
      427,624  DB RREEF TRUST                                                                                               316,170
      278,404  DCT INDUSTRIAL TRUST INCORPORATED                                                                          1,369,748
       30,918  DIGITAL REALTY TRUST INCORPORATED<<                                                                        1,594,750
       55,123  ENTERTAINMENT PROPERTIES TRUST                                                                             2,106,801
       33,757  ESSEX PROPERTY TRUST INCORPORATED                                                                          2,899,726
       26,980  FEDERAL REALTY INVESTMENT TRUST<<                                                                          1,860,541
       26,895  GOODMAN PROPERTY TRUST                                                                                        19,155
      430,098  GPT GROUP(a)                                                                                                       0
        3,671  H&R REAL ESTATE INVESTMENT TRUST                                                                              57,218
        9,000  HANKYU DEPARTMENT STORES                                                                                      59,767
       78,990  HEALTHCARE REALTY TRUST INCORPORATED                                                                       1,650,101
        4,265  HOLDING DI PARTECIPAZIONI INDUSTRIALI SPA                                                                      6,760
      164,008  HOSPITALITY PROPERTIES TRUST                                                                               3,603,256
      302,736  HRPT PROPERTIES TRUST                                                                                      2,125,207
       25,428  ING PROPERTY TRUST                                                                                            13,316
       83,224  KIWI INCOME PROPERTY TRUST                                                                                    58,692
      124,705  LEXINGTON CORPORATE PROPERTIES TRUST                                                                         741,995
       49,914  LIBERTY PROPERTY TRUST                                                                                     1,543,840
      377,928  MACQUAIRE OFFICE TRUST                                                                                        94,836
      145,426  MACQUARIE COUNTRYWIDE TRUST                                                                                   74,289
       23,226  MACQUARIE DDR TRUST+                                                                                           1,707
       46,000  MACQUARIE MEAG PRIME REIT                                                                                     17,671
       71,000  MAPLETREE LOGISTICS TRUST                                                                                     39,902
            5  MID REAL ESTATE INVESTMENT TRUST INCORPORATED                                                                 10,434
            5  MORI HILLS REIT INVESTMENT CORPORATION                                                                        14,795
           13  MORI TRUST SOGO REIT INCORPORATED                                                                            114,717
      114,300  OMEGA HEALTHCARE INVESTORS INCORPORATED                                                                    2,168,271
           23  ORIX JREIT INCORPORATED                                                                                      110,541
       33,000  PARKWAY LIFE REAL ESTATE INVESTMENT TRUST                                                                     30,284
       23,401  QUINENCO SA                                                                                                   58,865
       95,131  REDWOOD TRUST INCORPORATED                                                                                 1,355,617
        5,439  RIOCAN REAL ESTATE INVESTMENT TRUST                                                                           98,473
      170,503  SENIOR HOUSING PROPERTIES TRUST                                                                            3,544,757
      126,000  SUNTEC REIT                                                                                                  116,526
           17  TOKYU REIT INCORPORATED                                                                                       83,426
           21  TOP REIT INCORPORATED                                                                                         95,965
       80,211  WASHINGTON REAL ESTATE INVESTMENT TRUST                                                                    2,234,678
        4,064  YAZICILAR HOLDING AS                                                                                          23,651
                                                                                                                         37,995,596
                                                                                                                    ---------------
RENTAL AUTO/EQUIPMENT: 0.02%
       78,823  UNITED RENTALS INCORPORATED+                                                                                 595,114
                                                                                                                    ---------------
RETAIL: 0.09%
        2,534  CARPETRIGHT PLC                                                                                               35,992
       24,000  CHOW SANG SANG HOLDINGS INTERNATIONAL LIMITED                                                                 27,456
      112,297  SIGNET JEWELERS LIMITED+                                                                                   3,235,277
                                                                                                                          3,298,725
                                                                                                                    ---------------

                   Wells Fargo Advantage Master Portfolios 195


Portfolio of Investments--February 28, 2010

DIVERSIFIED STOCK PORTFOLIO

    SHARES     SECURITY NAME                                                                                             VALUE
-------------  ---------------------------------------------------------------------                                ---------------
RETAIL DEPARTMENT STORES: 0.04%
       60,764  MEN'S WEARHOUSE INCORPORATED                                                                         $     1,297,919
                                                                                                                    ---------------
RETAIL FOOD: 0.00%
        1,600  OHSHO FOOD SERVICE CORPORATION                                                                                44,698
                                                                                                                    ---------------
RETAIL-AUTOMOBILE: 0.00%
          560  GULLIVER INTERNATIONAL COMPANY LIMITED                                                                        23,826
                                                                                                                    ---------------
RETAIL-GROCERY: 0.00%
        9,166  EUROCASH SA                                                                                                   52,376
                                                                                                                    ---------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS: 0.33%
       29,507  A SCHULMAN INCORPORATED                                                                                      695,185
        8,000  ACHILLES CORPORATION                                                                                          12,516
          445  AFRICA ISRAEL INVESTMENTS LIMITED                                                                              4,781
       12,859  ANSELL LIMITED                                                                                               131,722
        3,000  BANDO CHEMICAL INDUSTRIES LIMITED                                                                              8,948
        7,323  BRIDGESTONE CORPORATION                                                                                      254,914
       55,500  BRIDGESTONE CORPORATION                                                                                      973,257
      161,027  CHENG SHIN RUBBER INDUSTRY COMPANY LIMITED                                                                   311,285
        6,271  COMPAGNIE GENERALE DES ESTABLISSEMENTS MICHELIN CLASS B                                                      437,448
       81,244  COOPER TIRE & RUBBER COMPANY                                                                               1,425,020
       10,640  HANKOOK TIRE COMPANY LIMITED                                                                                 212,818
          320  HEXPOL AB                                                                                                      3,344
      116,401  JARDEN CORPORATION                                                                                         3,731,816
       14,000  KUREHA CORPORATION                                                                                            65,710
        3,000  MITSUBOSHI BELTING COMPANY LIMITED                                                                            13,203
       66,771  NAN KANG RUBBER TIRE COMPANY LIMITED                                                                          85,149
        4,700  NIFCO INCORPORATED                                                                                           106,014
        4,000  NIPPON VALQUA INDUSTRIES LIMITED                                                                               7,834
          900  NITTA CORPORATION                                                                                             13,250
        4,000  OKAMOTO INDUSTRIES INCORPORATED                                                                               16,253
      121,614  PIRELLI & COMPANY SPA                                                                                         60,856
       70,700  SEALED AIR CORPORATION                                                                                     1,444,401
       15,100  SUMITOMO RUBBER INDUSTRIES                                                                                   123,050
        1,000  TENMA CORPORATION                                                                                             11,199
        6,500  TOKAI RUBBER INDUSTRIES INCORPORATED                                                                          84,574
       19,000  TOYO TIRE & RUBBER COMPANY LIMITED                                                                            42,557
       63,000  TSRC CORPORATION                                                                                              74,447
        2,800  UPONOR OYJ                                                                                                    49,869
       37,978  WEST PHARMACEUTICAL SERVICES INCORPORATED                                                                  1,479,243
       27,000  YOKOHAMA RUBBER COMPANY LIMITED                                                                              116,090
                                                                                                                         11,996,753
                                                                                                                    ---------------
SCHOOLS: 0.00%
        9,288  ABC LEARNING CENTRES LIMITED+(a)                                                                                   0
                                                                                                                    ---------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 1.80%
       36,607  ABERDEEN ASSET MANAGEMENT PLC                                                                                 64,079
        3,567  AGF MANAGEMENT LIMITED                                                                                        54,919
      115,852  AMERIPRISE FINANCIAL INCORPORATED                                                                          4,637,556
       14,974  ASX LIMITED                                                                                                  489,282
        6,103  AZIMUT HOLDING SPA                                                                                            70,345
        5,410  BLACKROCK INCORPORATED (NEW YORK)                                                                          1,183,708
      216,758  BMF BOVESPA SA                                                                                             1,420,145
        8,704  BREWIN DOLPHIN LIMITED                                                                                        16,616
       39,400  BURSA MALAYSIA BHD                                                                                            84,226
       11,765  CABCHARGE AUSTRALIA LIMITED                                                                                   58,624

                   196 Wells Fargo Advantage Master Portfolios


                                     Portfolio of Investments--February 28, 2010

DIVERSIFIED STOCK PORTFOLIO

    SHARES     SECURITY NAME                                                                                             VALUE
-------------  ---------------------------------------------------------------------                                ---------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES (continued)
      170,990  CAPITAL SECURITIES CORPORATION+                                                                      $        82,636
      116,990  CHARLES SCHWAB CORPORATION                                                                                 2,142,087
      398,990  CHINA MERCHANTS BANK COMPANY LIMITED                                                                         982,806
        6,402  CLOSE BROTHERS GROUP PLC                                                                                      65,843
        8,523  CME GROUP INCORPORATED                                                                                     2,571,304
       30,397  CRITERIA CAIXACORP SA                                                                                        139,071
       19,780  DAEWOO SECURITIES COMPANY LIMITED+                                                                           329,979
      155,000  DAIWA SECURITIES GROUP INCORPORATED                                                                          765,884
        1,056  DUNDEE CORPORATION CLASS A+                                                                                   13,328
    2,505,220  E*TRADE FINANCIAL CORPORATION+                                                                             4,033,404
        5,124  F&C ASSET MANAGEMENT PLC                                                                                       4,332
       46,304  FEDERATED INVESTORS INCORPORATED CLASS B                                                                   1,158,063
       19,540  FRANKLIN RESOURCES INCORPORATED                                                                            1,987,609
       40,543  GOLDMAN SACHS GROUP INCORPORATED                                                                           6,338,898
       11,470  GREENHILL & COMPANY INCORPORATED                                                                             819,532
       83,585  GRUPO FINANCIERO BANORTE SA DE CV                                                                            313,058
      142,925  GRUPO FINANCIERO INBURSA SA DE CV                                                                            495,491
       23,044  HANA FINANCIAL GROUP INCORPORATED                                                                            665,552
        2,480  HELLENIC EXCHANGES SA HOLDING                                                                                 23,233
       92,500  HONG KONG EXCHANGES & CLEARING LIMITED                                                                     1,547,993
       18,000  HONG LEONG SINGAPORE FINANCE LIMITED                                                                          38,415
       15,167  HYUNDAI SECURITIES COMPANY                                                                                   170,643
        1,500  ICHIYOSHI SECURITIES COMPANY LIMITED                                                                           9,944
        4,500  IGM FINANCIAL INCORPORATED                                                                                   183,900
        8,280  INDIA INFOLINE LIMITED                                                                                        20,545
       31,883  INTERCONTINENTAL EXCHANGE INCORPORATED+                                                                    3,420,727
       15,631  INTERMEDIATE CAPITAL GROUP PLC                                                                                57,774
      195,224  INVESCO LIMITED                                                                                            3,826,390
       22,800  INVESTEC LIMITED                                                                                             160,759
       48,235  INVESTMENT TECHNOLOGY GROUP INCORPORATED+                                                                    820,960
        9,000  JAPAN SECURITIES FINANCE COMPANY LIMITED                                                                      64,629
       19,680  JARDINE STRATEGIC HOLDINGS LIMITED                                                                           324,720
       37,000  KIM ENG HOLDINGS LIMITED                                                                                      51,853
       86,600  KIM ENG SECURITIES THAILAND PCL                                                                               28,024
        9,528  KINNEVIK INVESTMENT AB                                                                                       155,686
      107,773  KNIGHT CAPITAL GROUP INCORPORATED+                                                                         1,739,456
       71,600  LEGG MASON INCORPORATED                                                                                    1,850,860
        5,823  LONDON STOCK EXCHANGE GROUP PLC                                                                               59,045
       30,727  MACQUARIE GROUP LIMITED                                                                                    1,246,349
        2,000  MARUSAN SECURITIES COMPANY LIMITED                                                                            11,548
      131,000  MASTERLINK SECURITIES CORPORATION                                                                             52,077
        3,004  MIRAE ASSET SECURITIES COMPANY LIMITED                                                                       152,803
        3,000  MITO SECURITIES COMPANY LIMITED                                                                                7,057
       35,000  MIZUHO INVESTORS SECURITIES COMPANY LIMITED                                                                   36,243
        1,057  MLP AG                                                                                                        10,180
      117,852  MORGAN STANLEY                                                                                             3,321,069
       72,433  NASDAQ STOCK MARKET INCORPORATED+                                                                          1,349,427
      294,800  NOMURA HOLDINGS INCORPORATED                                                                               2,176,699
          137  NYSE EURONEXT                                                                                                  3,580
      114,931  NYSE EURONEXT (PARIS) INCORPORATED                                                                         3,031,880
       19,000  OKASAN HOLDINGS INCORPORATED                                                                                  84,901
       50,297  OPTIONSXPRESS HOLDINGS INCORPORATED                                                                          795,196
           12  PACIFIC MANAGEMENT CORPORATION+(a)                                                                                 0
          643  PARTNERS GROUP                                                                                                81,284
       33,100  PHATRA SECURITIES PCL                                                                                         17,118
       22,821  PIPER JAFFRAY COMPANIES INCORPORATED+                                                                        987,921
       13,912  PLATINUM ASSET MANAGEMENT LIMITED                                                                             71,067

                   Wells Fargo Advantage Master Portfolios 197


Portfolio of Investments--February 28, 2010

DIVERSIFIED STOCK PORTFOLIO

    SHARES     SECURITY NAME                                                                                             VALUE
-------------  ---------------------------------------------------------------------                                ---------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES (continued)
      225,828  POLARIS SECURITIES COMPANY LIMITED+                                                                  $       110,546
      136,250  PRESIDENT SECURITIES CORPORATION                                                                              75,193
          710  RATHBONE BROTHERS                                                                                              8,856
       44,527  RAYMOND JAMES FINANCIAL INCORPORATED<<                                                                     1,151,468
       11,605  RELIANCE CAPITAL LIMITED                                                                                     197,956
            4  RISA PARTNERS INCORPORATED                                                                                     2,301
        6,157  SAMSUNG SECURITIES COMPANY LIMITED                                                                           328,579
        2,428  SCHRODERS PLC                                                                                                 36,430
       34,068  STIFEL FINANCIAL CORPORATION+                                                                              1,863,520
       32,336  T. ROWE PRICE GROUP INCORPORATED                                                                           1,639,112
       56,800  TA ENTERPRISES BHD                                                                                            11,342
       33,038  TD AMERITRADE HOLDING CORPORATION+                                                                           577,835
        3,367  TMX GROUP INCORPORATED                                                                                        92,639
       23,000  TOKAI TOKYO SECURITIES COMPANY LIMITED                                                                        88,536
        7,124  TONG YANG INVESTMENT BANK                                                                                     65,104
       11,000  UOB-KAY HIAN HOLDINGS LIMITED                                                                                 12,442
          189  VAN LANSCHOT NV                                                                                                8,491
       13,810  WOORI INVESTMENT & SECURITIES COMPANY LIMITED                                                                176,807
       18,000  YAMANASHI CHOU BANK LIMITED                                                                                   76,178
                                                                                                                         65,503,667
                                                                                                                    ---------------
SEMICONDUCTOR EQUIPMENT MANUFACTURING & RELATED: 0.06%
       88,973  APPLIED MICRO CIRCUITS CORPORATION+                                                                          795,419
       26,218  CABOT MICROELECTRONICS CORPORATION+                                                                          928,117
       44,000  ELAN MICROELECTRONICS CORPORATION                                                                             62,833
       19,200  ELPIDA MEMORY INCORPORATED+                                                                                  343,394
        8,800  SUMCO CORPORATION                                                                                            159,568
                                                                                                                          2,289,331
                                                                                                                    ---------------
SHIP BUILDING: 0.00%
        9,718  AUSTAL LIMITED                                                                                                21,251
       39,000  CSBC CORPORATION TAIWAN                                                                                       31,616
                                                                                                                             52,867
                                                                                                                    ---------------
SOCIAL SERVICES: 0.02%
      123,000  AAPICO HITECH PUBLIC COMPANY LIMITED                                                                          33,108
        2,077  BUREAU VERITAS SA                                                                                            105,292
       48,902  G4S PLC                                                                                                      201,849
       10,072  MAHINDRA & MAHINDRA GDR                                                                                      223,598
        2,690  SAVILLS PLC                                                                                                   12,781
                                                                                                                            576,628
                                                                                                                    ---------------
SOFTWARE: 0.04%
       25,407  MANTECH INTERNATIONAL CORPORATION CLASS A+                                                                 1,254,598
        5,981  SALMAT LIMITED                                                                                                22,298
                                                                                                                          1,276,896
                                                                                                                    ---------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS: 0.46%
       37,679  ADELAIDE BRIGHTON LIMITED                                                                                     80,030
       93,738  AMBUJA CEMENTS LIMITED                                                                                       217,445
       38,000  ANHUI CONCH CEMENT COMPANY LIMITED                                                                           225,195
      108,000  ASAHI GLASS COMPANY LIMITED                                                                                1,078,237
      216,825  ASIA CEMENT CORPORATION                                                                                      198,758
       11,219  ASSOCIATED CEMENT COMPANIES LIMITED+                                                                         224,623
       47,257  BORAL LIMITED                                                                                                227,429

                   198 Wells Fargo Advantage Master Portfolios


                                     Portfolio of Investments--February 28, 2010

DIVERSIFIED STOCK PORTFOLIO

    SHARES     SECURITY NAME                                                                                             VALUE
-------------  ---------------------------------------------------------------------                                ---------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS (continued)
        6,701  BRICKWORKS LIMITED                                                                                   $        73,867
        3,000  BUNKA SHUTTER COMPANY LIMITED                                                                                  8,644
        3,462  BUZZI UNICEM SPA                                                                                              43,039
       11,173  CEMENTOS BIO-BIO SA                                                                                           24,592
        2,855  CEMENTOS LIMA SA                                                                                              28,069
    1,148,311  CEMEX SAB DE CV+                                                                                           1,102,624
       21,000  CENTRAL GLASS COMPANY LIMITED                                                                                 96,438
       29,980  CHINA INTERNATIONAL MARINE CONTAINERS COMPANY LIMITED CLASS B                                                 42,099
        1,900  CHOFU SEISAKUSHO COMPANY LIMITED                                                                              45,508
          116  CIMENTS FRANCAIS SA                                                                                           10,148
       13,097  CIMPOR CIMENTOS DE PORTUGAL SA                                                                                96,783
        5,200  CLEANUP CORPORATION                                                                                           41,204
      193,476  CORNING INCORPORATED                                                                                       3,410,982
       31,132  CRH PLC                                                                                                      709,242
       50,808  EAGLE MATERIALS INCORPORATED                                                                               1,198,561
           27  FORBO HOLDING AG                                                                                               9,218
        1,265  GERRESHEIMER AG+                                                                                              39,100
      142,376  GOLDSUN DEVELOPMENT & CONSTRUCTION COMPANY LIMITED                                                            54,158
        5,984  HEIDELBERGCEMENT AG                                                                                          304,943
       10,822  HOLCIM LIMITED                                                                                               715,758
      189,500  INDOCEMENT TUNGGAL PRAKARSA TBK PT                                                                           278,109
        3,427  ITALCEMENTI SPA                                                                                               37,378
        2,435  ITALCEMENTI SPA RNC                                                                                           14,987
       34,507  JAMES HARDIE INDUSTRIES NV                                                                                   230,083
      143,000  K WAH INTERNATIONAL HOLDINGS LIMITED                                                                          49,373
        9,166  LAFARGE SA                                                                                                   594,465
        7,300  MADRAS CEMENTS LIMITED                                                                                        17,575
        9,000  NICHIAS CORPORATION                                                                                           39,001
        9,000  NIHON YAMAMURA GLASS COMPANY LIMITED                                                                          29,884
       33,000  NIPPON ELECTRIC GLASS COMPANY LIMITED                                                                        428,634
       43,322  OWENS CORNING INCORPORATED+                                                                                1,019,367
       12,000  PANAHOME CORPORATION                                                                                          82,526
       55,957  PRETORIA PORTLAND CEMENT COMPANY LIMITED                                                                     235,494
       34,675  REXAM PLC                                                                                                    147,567
          100  ROCKWOOL INTERNATIONAL AS                                                                                      9,770
          887  SA DES CIMENTS VICAT                                                                                          67,165
       12,000  SANKYO-TATEYAMA HOLDINGS INCORPORATED                                                                         15,263
       23,000  SANWA SHUTTER CORPORATION                                                                                     67,567
      163,000  SEMEN GRESIK PERSERO TBK PT                                                                                  132,705
       15,730  SIG PLC                                                                                                       27,487
           99  SIKA AG                                                                                                      138,605
        4,510  SUEZ CEMENT COMPANY                                                                                           35,899
       40,000  SUMITOMO OSAKA CEMENT COMPANY LIMITED                                                                         67,984
       90,000  TAIHEIYO CEMENT CORPORATION                                                                                  117,508
      375,854  TAIWAN CEMENT CORPORATION                                                                                    346,879
      152,504  TAIWAN GLASS INDUSTRIAL CORPORATION                                                                          136,468
        9,000  TAKARA STANDARD COMPANY LIMITED                                                                               52,575
       18,422  TATA CHEMICALS LIMITED                                                                                       115,075
        2,650  TITAN CEMENT COMPANY SA                                                                                       64,951
       15,100  TOYO SEIKAN KAISHA LIMITED                                                                                   246,780
        4,690  ULTRA TECH CEMENT LIMITED                                                                                    105,798
       87,653  USG CORPORATION+<<                                                                                         1,181,562
      331,800  VANACHAI GROUP PCL                                                                                            29,302
        5,585  WIENERBERGER AG                                                                                               95,516
       14,000  YTL CEMENT BHD                                                                                                16,691
                                                                                                                         16,582,687
                                                                                                                    ---------------

                   Wells Fargo Advantage Master Portfolios 199


Portfolio of Investments--February 28, 2010

DIVERSIFIED STOCK PORTFOLIO

    SHARES     SECURITY NAME                                                                                             VALUE
-------------  ---------------------------------------------------------------------                                ---------------
TEXTILE MILL PRODUCTS: 0.12%
        7,594  ADITYA BIRLA NUVO LIMITED                                                                            $       138,703
        5,917  CENTURY TEXTILE & INDUSTRIES LIMITED                                                                          61,185
       86,000  CHINA GRAND FORESTRY RESOURCES GROUP LIMITED+                                                                  3,102
       37,000  CHINA HONGXING SPORTS LIMITED                                                                                  4,475
       12,000  DAIWABO COMPANY LIMITED                                                                                       24,177
      408,357  FAR EASTERN TEXTILE COMPANY LIMITED                                                                          441,811
      111,000  FORMOSA TAFFETA COMPANY LIMITED                                                                               82,543
        5,637  GILDAN ACTIVEWEAR INCORPORATED+                                                                              132,916
       19,000  KURABO INDUSTRIES LIMITED                                                                                     34,003
       30,500  KURARAY COMPANY LIMITED                                                                                      391,356
          406  LAKSHMI MACHINE WORKS LIMITED                                                                                 15,493
       46,000  MITSUBISHI RAYON COMPANY LIMITED                                                                             195,194
       24,857  MOHAWK INDUSTRIES INCORPORATED+                                                                            1,282,124
       13,000  NISSHINBO INDUSTRIES INCORPORATED                                                                            127,008
        9,000  NITTO BOSEKI COMPANY LIMITED                                                                                  17,525
        4,393  NYRSTAR                                                                                                       56,826
       68,618  RUENTEX INDUSTRIES LIMITED                                                                                   117,029
        2,100  SEIREN COMPANY LIMITED                                                                                        13,260
       25,603  SPOTLESS GROUP LIMITED                                                                                        66,771
       62,000  TAINAN SPINNING COMPANY LIMITED                                                                               23,777
       79,000  TEIJIN LIMITED                                                                                               232,078
       64,000  TEXWINCA HOLDINGS LIMITED                                                                                     57,634
      123,000  TORAY INDUSTRIES INCORPORATED                                                                                678,372
       81,000  TOYOBO COMPANY LIMITED                                                                                       123,080
       17,000  UNITIKA                                                                                                       13,203
                                                                                                                          4,333,645
                                                                                                                    ---------------
TEXTILES - PRODUCTS: 0.03%
       79,127  ICONIX BRAND GROUP INCORPORATED+                                                                           1,031,025
                                                                                                                    ---------------
THEATERS & ENTERTAINMENT: 0.04%
      106,397  REGAL ENTERTAINMENT GROUP CLASS A                                                                          1,589,571
                                                                                                                    ---------------
TOBACCO PRODUCTS: 0.62%
      195,028  ALTRIA GROUP INCORPORATED                                                                                  3,923,963
       14,600  BRITISH AMERICAN TOBACCO MALAYSIA BHD                                                                        179,976
       91,977  BRITISH AMERICAN TOBACCO PLC                                                                               3,126,795
        2,662  EASTERN TOBACCO+                                                                                              59,990
       91,000  HUABAO INTERNATIONAL HOLDINGS LIMITED                                                                         92,030
       48,874  IMPERIAL TOBACCO GROUP PLC                                                                                 1,524,741
          460  JAPAN TOBACCO INCORPORATED                                                                                 1,669,762
      178,656  PHILIP MORRIS INTERNATIONAL                                                                                8,750,571
       68,500  PT GUDANG GARAM TBK                                                                                          191,154
       15,553  REYNOLDS AMERICAN INCORPORATED                                                                               821,198
        7,900  SOUZA CRUZ SA                                                                                                270,248
       10,000  SWEDISH MATCH AB                                                                                             227,776
       32,312  UNIVERSAL CORPORATION                                                                                      1,714,152
                                                                                                                         22,552,356
                                                                                                                    ---------------
TRANSPORTATION BY AIR: 0.46%
        1,420  AEROPORTS DE PARIS                                                                                           112,146
      264,000  AIR CHINA(a)                                                                                                 233,079
        8,678  AIR FRANCE-KLM                                                                                               115,883
      180,000  AIRASIA BHD+                                                                                                  76,112
       32,900  ALITALIA SPA+(a)                                                                                                   0
      102,000  ALL NIPPON AIRWAYS COMPANY LIMITED                                                                           308,830

                   200 Wells Fargo Advantage Master Portfolios


                                     Portfolio of Investments--February 28, 2010

DIVERSIFIED STOCK PORTFOLIO

    SHARES     SECURITY NAME                                                                                             VALUE
-------------  ---------------------------------------------------------------------                                ---------------
TRANSPORTATION BY AIR (continued)
        9,400  ARRIVA PLC                                                                                           $        73,386
       52,544  AUCKLAND INTERNATIONAL AIRPORT LIMITED                                                                        68,241
      174,815  BAE SYSTEMS PLC                                                                                              997,726
       46,000  BEIJING CAPITAL INTERNATIONAL AIRPORT COMPANY LIMITED CLASS H                                                 25,186
       12,300  BOMBARDIER INCORPORATED                                                                                       66,515
       45,583  BRISTOW GROUP INCORPORATED+                                                                                1,650,560
       27,402  BRITISH AIRWAYS PLC<<                                                                                         88,245
       76,000  CATHAY PACIFIC AIRWAYS LIMITED                                                                               141,188
      198,604  CHINA AIRLINES                                                                                                64,400
      159,908  CONTINENTAL AIRLINES INCORPORATED CLASS B+<<                                                               3,303,699
        9,080  DEUTSCHE LUFTHANSA AG                                                                                        135,507
       10,419  EASYJET PLC+                                                                                                  65,788
        1,785  ELBIT SYSTEMS LIMITED                                                                                        109,585
       19,915  EUROPEAN AERONAUTIC DEFENCE & SPACE COMPANY                                                                  410,962
      209,878  EVA AIRWAYS CORPORATION                                                                                       79,508
       15,471  FINMECCANICA SPA                                                                                             200,023
           99  FLUGHAFEN ZUERICH AG                                                                                          29,490
       84,349  GMR INFRASTRUCTURE LIMITED+                                                                                  100,256
       27,436  IBERIA LINEAS AEREAS DE ESPANA SA                                                                             82,823
           63  JAZZ AIR INCOME FUND                                                                                             247
      329,735  JETBLUE AIRWAYS CORPORATION+<<                                                                             1,741,001
        3,266  KLOECKNER & COMPANY                                                                                           75,980
           11  KOBENHAVNS LUFTHAVNE                                                                                           2,415
        4,940  KOREAN AIR LINES COMPANY LIMITED+                                                                            247,447
       14,306  LAN AIRLINES SA                                                                                              251,360
       23,067  MALAYSIAN AIRLINE SYSTEM BHD+                                                                                 14,089
       31,410  MEGGITT PLC                                                                                                  132,858
       88,498  QANTAS AIRWAYS LIMITED                                                                                       209,384
        5,200  RYANAIR HOLDINGS PLC ADR+                                                                                    142,844
       22,500  SAS AB+                                                                                                        7,889
       44,200  SINGAPORE AIRLINES LIMITED                                                                                   467,878
       74,242  SKYWEST INCORPORATED                                                                                       1,095,812
       13,260  TAV HAVALIMANLARI HOLDING AS+                                                                                 47,587
       76,300  THAI AIRWAYS INTERNATIONAL PCL                                                                                52,613
        1,458  TRANSAT A.T. INCORPORATED CLASS A                                                                             25,801
       20,000  TRANSMILE GROUP BHD+                                                                                           2,056
       52,361  TURK HAVA YOLLARI ANONIM ORTAKLIGI                                                                           165,903
      193,655  UAL CORPORATION+<<                                                                                         3,321,183
      177,317  VIRGIN BLUE HOLDINGS LIMITED                                                                                  96,936
        1,900  WESTJET AIRLINES LIMITED+                                                                                     24,739
                                                                                                                         16,665,160
                                                                                                                    ---------------
TRANSPORTATION EQUIPMENT: 2.10%
       43,285  AAR CORPORATION+                                                                                             981,704
       17,500  AISIN SEIKI COMPANY LIMITED                                                                                  459,339
        5,200  AKEBONO BRAKE INDUSTRY COMPANY LIMITED                                                                        25,519
        5,547  AMTEK AUTO LIMITED+                                                                                           22,168
        9,293  ASHTEAD GROUP PLC                                                                                             12,023
       10,417  BAJAJ AUTO LIMITED                                                                                           128,217
       17,911  BAJAJ FINSERV                                                                                                410,681
        9,936  BAJAJ HOLDINGS AND INVESTMENT LIMITED+                                                                       134,842
       15,942  BAYERISCHE MOTOREN WERKE AG                                                                                  646,556
       21,474  BBA AVIATION PLC                                                                                              54,714
       64,708  BOMBARDIER INCORPORATED                                                                                      349,923
      114,022  BRUNSWICK CORPORATION                                                                                      1,315,814
       11,900  CAE INCORPORATED                                                                                             100,769

                   Wells Fargo Advantage Master Portfolios 201


Portfolio of Investments--February 28, 2010

DIVERSIFIED STOCK PORTFOLIO

    SHARES     SECURITY NAME                                                                                             VALUE
-------------  ---------------------------------------------------------------------                                ---------------
TRANSPORTATION EQUIPMENT (continued)
        7,000  CALSONIC KANSEI CORPORATION                                                                          $        17,806
       72,000  CHINA HIGH SPEED TRANSMISSION EQUIPMENT GROUP COMPANY LIMITED                                                138,209
       67,150  CHINA MOTOR COMPANY LIMITED                                                                                   38,419
           24  CHONGQING CHANGCHUN AUTOMOBILE CLASS B+                                                                           20
       59,097  CLARCOR INCORPORATED                                                                                       1,935,427
       42,752  COBHAM PLC                                                                                                   157,495
          139  CONSTRUCCIONES Y AUXILIAR DE FERROCARRILES SA                                                                 77,979
      106,518  COSCO PACIFIC LIMITED                                                                                        166,045
       16,000  DAIHATSU MOTOR COMPANY LIMITED                                                                               152,895
       41,985  DAIMLER AG                                                                                                 1,752,798
       49,300  DENSO CORPORATION                                                                                          1,336,197
      490,000  DENWAY MOTORS LIMITED                                                                                        273,970
       94,900  DRB-HICOM BHD                                                                                                 27,727
        3,600  EXEDY CORPORATION                                                                                             80,473
        3,300  FCC COMPANY LIMITED                                                                                           65,929
       30,925  FIAT SPA                                                                                                     325,503
        3,220  FIAT SPA (NON-CONVERTIBLE SAVINGS SHARES)                                                                     22,054
      393,779  FORD MOTOR COMPANY+<<                                                                                      4,622,965
        1,900  FUTABA INDUSTRIAL COMPANY LIMITED                                                                             13,965
       30,951  GENERAL DYNAMICS CORPORATION                                                                               2,245,495
       71,779  GENUINE PARTS COMPANY                                                                                      2,897,000
          115  GEORG FISCHER AG                                                                                              34,792
       58,231  GKN PLC                                                                                                       99,978
       54,327  GOODRICH CORPORATION                                                                                       3,565,481
       31,515  GROUP 1 AUTOMOTIVE INCORPORATED                                                                              875,172
        6,320  GUD HOLDINGS LIMITED                                                                                          55,054
      104,100  HARLEY-DAVIDSON INCORPORATED<<                                                                             2,561,901
       11,054  HERO HONDA MOTORS LIMITED                                                                                    426,204
       33,000  HINO MOTORS LIMITED                                                                                          122,944
      170,000  HONDA MOTOR COMPANY LIMITED                                                                                5,893,410
           25  HONDA MOTOR COMPANY LIMITED ADR                                                                                  865
       66,643  HONEYWELL INTERNATIONAL INCORPORATED                                                                       2,676,383
        6,000  HONG KONG AIRCRAFT ENGINEERING COMPANY LIMITED                                                                76,873
        8,118  HYUNDAI MOBIS+                                                                                             1,039,334
       16,311  HYUNDAI MOTOR COMPANY LIMITED                                                                              1,617,178
      104,000  ISUZU MOTORS LIMITED                                                                                         261,039
       80,084  ITT CORPORATION                                                                                            4,102,703
        2,000  JAPAN AVIATION ELECTRONICS INDUSTRY LIMITED                                                                   14,092
       64,886  JOHNSON CONTROLS INCORPORATED                                                                              2,017,955
       18,000  JTEKT CORPORATION                                                                                            189,228
        1,200  KANTO AUTO WORKS LIMITED                                                                                       8,698
       20,000  KAYABA INDUSTRY COMPANY LIMITED                                                                               65,958
        3,500  KEIHIN CORPORATION                                                                                            61,180
       21,990  KIA MOTORS CORPORATION                                                                                       412,348
      144,063  KING YUAN ELECTRONICS COMPANY LIMITED                                                                         63,110
        9,000  KOITO MANUFACTURING COMPANY LIMITED                                                                          113,355
          924  LINAMAR CORPORATION                                                                                           13,919
        5,100  MAGNA INTERNATIONAL INCORPORATED CLASS A                                                                     290,819
       14,427  MARUTI SUZUKI INDIA LIMITED                                                                                  456,842
      133,000  MAZDA MOTOR CORPORATION                                                                                      350,295
      335,000  MITSUBISHI MOTORS CORPORATION+                                                                               478,868
       62,000  MITSUI ENGINEERING & SHIPBUILDING COMPANY LIMITED                                                            146,547
        2,336  MTU AERO ENGINES HOLDINGS                                                                                    118,422
        1,900  MUSASHI SEIMITSU INDUSTRY COMPANY LIMITED                                                                     36,163
       22,712  NAVISTAR INTERNATIONAL CORPORATION+                                                                          889,402
       15,000  NGK SPARK PLUG COMPANY LIMITED                                                                               176,937

                   202 Wells Fargo Advantage Master Portfolios


                                     Portfolio of Investments--February 28, 2010

DIVERSIFIED STOCK PORTFOLIO

    SHARES     SECURITY NAME                                                                                             VALUE
-------------  ---------------------------------------------------------------------                                ---------------
TRANSPORTATION EQUIPMENT (continued)
       16,000  NHK SPRING COMPANY LIMITED                                                                           $       132,185
        4,000  NIPPON SEIKI COMPANY LIMITED                                                                                  43,356
       14,000  NIPPON SHARYO LIMITED                                                                                         86,353
      206,300  NISSAN MOTOR COMPANY LIMITED                                                                               1,637,025
        6,000  NISSAN SHATAI COMPANY LIMITED                                                                                 46,395
        3,200  NISSIN KOGYO COMPANY LIMITED                                                                                  48,084
       10,000  NOK CORPORATION                                                                                              139,456
        4,960  NOKIAN RENKAAT OYJ                                                                                           124,472
       26,890  NORTHROP GRUMMAN CORPORATION                                                                               1,647,281
       53,790  NOVATEK MICROELECTRONICS CORPORATION LIMITED                                                                 151,446
       63,762  ORBITAL SCIENCES CORPORATION+                                                                              1,176,409
       23,600  ORIENTAL HOLDINGS BHD                                                                                         38,808
        4,000  PRESS KOGYO COMPANY LIMITED                                                                                    7,654
        1,900  PROSAFE PRODUCTION PUBLIC LIMITED+                                                                             3,698
       12,700  PROTON HOLDINGS BHD+                                                                                          15,104
        4,000  RIKEN CORPORATION                                                                                             13,822
       93,092  ROLLS ROYCE GROUP PLC                                                                                        792,062
        2,300  SAAB AB+                                                                                                      31,211
       10,290  SAFRAN SA                                                                                                    242,117
       14,000  SANDEN CORPORATION                                                                                            43,019
       36,757  SANYANG INDUSTRIAL COMPANY LIMITED                                                                            12,836
       13,820  SCANIA AB CLASS B                                                                                            195,191
       61,200  SEMBCORP MARINE LIMITED                                                                                      161,522
       11,000  SHINMAYWA INDUSTRIES LIMITED                                                                                  36,524
        1,800  SHOWA CORPORATION                                                                                             10,880
       86,000  SINOTRUK HONG KONG LIMITED                                                                                    89,632
       96,200  SOMBOON ADVANCE TECHNOLOGY PCL                                                                                38,113
      121,342  SPIRIT AEROSYSTEMS HOLDINGS INCORPORATED+                                                                  2,320,059
        3,438  STX SHIPBUILDING COMPANY LIMITED+                                                                             35,420
       42,900  SUZUKI MOTOR CORPORATION                                                                                     912,129
          700  TACHI-S COMPANY LIMITED                                                                                        7,012
        3,800  TAKATA CORPORATION                                                                                            84,815
       10,088  TATA MOTORS LIMITED ADR<<                                                                                    163,224
      124,400  TEXTRON INCORPORATED<<                                                                                     2,478,048
       13,600  THAI STANLEY ELECTRIC PCL                                                                                     47,506
        3,692  THALES SA                                                                                                    147,524
       12,763  TOFAS TURK OTOMOBIL FABRIKASI AS                                                                              40,439
        5,300  TOKAI RIKA COMPANY LIMITED                                                                                    95,387
        6,000  TOYODA GOSEI COMPANY LIMITED                                                                                 155,597
        4,400  TOYOTA AUTO BODY COMPANY LIMITED                                                                              69,285
        7,100  TOYOTA BOSHOKU CORPORATION                                                                                   122,589
       18,800  TOYOTA INDUSTRIES CORPORATION                                                                                494,096
       16,316  TRANSDIGN GROUP INCORPORATED                                                                                 819,390
      106,810  TRINITY INDUSTRIES INCORPORATED                                                                            1,797,612
        5,000  TS TECH COMPANY LIMITED                                                                                       85,092
       46,800  UMW HOLDINGS BHD                                                                                              86,165
       55,402  UNIMICRON TECHNOLOGY CORPORATION                                                                              61,927
       81,461  UNITED TECHNOLOGIES CORPORATION                                                                            5,592,298
        2,677  VALEO SA                                                                                                      81,706
       18,900  VOLVO AB CLASS A                                                                                             158,521
       45,380  VOLVO AB CLASS B                                                                                             384,118
          279  VOSSLOH AG                                                                                                    27,391
       56,227  WABTEC CORPORATION                                                                                         2,144,498
      106,000  XINYI GLASS HOLDING COMPANY LIMITED                                                                           81,936
       27,400  YAMAHA MOTOR COMPANY LIMITED                                                                                 364,223
    1,551,500  YARNAPUND PCL                                                                                                 30,031

                   Wells Fargo Advantage Master Portfolios 203


Portfolio of Investments--February 28, 2010

DIVERSIFIED STOCK PORTFOLIO

    SHARES     SECURITY NAME                                                                                             VALUE
-------------  ---------------------------------------------------------------------                                ---------------
TRANSPORTATION EQUIPMENT (continued)
      106,929  YUE LOONG MOTOR                                                                                      $       102,020
        2,058  ZODIAC SA                                                                                                     93,764
                                                                                                                         76,352,566
                                                                                                                    ---------------
TRANSPORTATION SERVICES: 0.44%
        3,310  ANSALDO STS SPA                                                                                               63,775
       15,364  ANTOFAGASTA PLC                                                                                              206,978
        2,050  CARGOTEC CORPORATION                                                                                          55,158
       73,470  CH ROBINSON WORLDWIDE INCORPORATED                                                                         3,918,155
       19,155  CIA DE CONCESSOES RODOVIARIAS                                                                                404,373
      145,000  COMFORTDELGRO CORPORATION LIMITED                                                                            159,885
        1,187  DELEK AUTOMOTIVE SYSTEMS LIMITED                                                                              14,417
       41,277  DEUTSCHE POST AG                                                                                             671,367
        2,000  EXPEDIA INCORPORATED                                                                                          44,480
       94,856  EXPEDITORS INTERNATIONAL WASHINGTON INCORPORATED                                                           3,459,398
       19,115  FIRSTGROUP PLC                                                                                               103,645
        1,636  FRAPORT AG                                                                                                    82,357
        5,254  FREIGHTWAYS LIMITED                                                                                           11,189
       54,386  GATX CORPORATION                                                                                           1,449,387
          798  GLOVIS COMPANY LIMITED+                                                                                       68,111
        1,463  GO-AHEAD GROUP PLC                                                                                            30,294
       15,743  GZI TRANSPORT LIMITED                                                                                          6,085
        1,110  HAMBURGER HAFEN UND LOGISTIK AG                                                                               41,323
        7,587  HANJIN SHIPPING COMPANY LIMITED+                                                                             180,534
       82,279  HERTZ GLOBAL HOLDINGS INCORPORATED+<<                                                                        773,423
       43,853  HUB GROUP INCORPORATED CLASS A+                                                                            1,182,715
       21,000  KAMIGUMI COMPANY LIMITED                                                                                     163,802
        1,700  KINTETSU WORLD EXPRESS INCORPORATED                                                                           44,028
        1,636  KONINKLIJKE VOPAK NV+                                                                                        120,316
        1,506  KOREA EXPRESS COMPANY LIMITED+                                                                                72,840
        2,100  KUEHNE & NAGEL INTERNATIONAL AG                                                                              190,500
       27,037  MACQUARIE ATLAS ROADS LIMITED+                                                                                19,506
        3,000  MARUZEN SHOWA UNYU COMPANY LIMITED                                                                             9,792
       29,635  NATIONAL EXPRESS GROUP PLC                                                                                    91,730
       84,000  NIPPON EXPRESS COMPANY LIMITED                                                                               346,041
          782  OESTERREICHISCHE POST AG                                                                                      21,200
          558  PANALPINA WELTTRANSPORT HOLDINGS AG                                                                           37,399
       41,000  POS MALAYSIA & SERVICES HOLDINGS BHD                                                                          25,162
        1,684  SBS TRANSIT LIMITED                                                                                            2,061
      138,000  SINGAPORE POST LIMITED                                                                                       103,080
      101,500  SINOTRANS SHIPPING LIMITED                                                                                    48,775
       65,000  SMRT CORPORATION LIMITED                                                                                      90,631
       25,848  STAGECOACH GROUP PLC                                                                                          68,933
       18,070  TATA MOTORS LIMITED                                                                                          278,742
       13,632  THE GREAT EASTERN SHIPPING COMPANY LIMITED                                                                    77,792
       37,081  THOMAS COOK GROUP PLC                                                                                        133,324
       15,702  TNT NV                                                                                                       406,446
        4,785  TOGNUM AG                                                                                                     81,769
       57,510  TOLL HOLDINGS LIMITED                                                                                        350,475
        2,911  TRANSFORCE INCORPORATED                                                                                       25,757
        3,158  VITERRA INCORPORATED ADR+                                                                                     28,330
        9,113  WOTIF.COM HOLDINGS LIMITED                                                                                    59,946
        2,000  YOKOGAWA BRIDGE HOLDINGS CORPORATION                                                                          16,298
                                                                                                                         15,841,724
                                                                                                                    ---------------

                   204 Wells Fargo Advantage Master Portfolios


                                     Portfolio of Investments--February 28, 2010

DIVERSIFIED STOCK PORTFOLIO

    SHARES     SECURITY NAME                                                                                             VALUE
-------------  ---------------------------------------------------------------------                                ---------------
TRANSPORTATION - MARINE: 0.01%
      203,620  MISC BHD+                                                                                            $       463,384
       70,800  PRECIOUS SHIPPING PCL                                                                                         39,185
       31,652  SHIH WEI NAVIGATION COMPANY LIMITED                                                                           38,883
                                                                                                                            541,452
                                                                                                                    ---------------
WASTE MANAGEMENT: 0.00%
        4,197  BFI CANADA LIMITED                                                                                            73,872
                                                                                                                    ---------------
WATER TRANSPORTATION: 0.34%
           23  A.P. MOLLER-MAERSK A/S                                                                                       167,273
       55,472  ALEXANDER & BALDWIN INCORPORATED                                                                           1,785,089
           58  AP MOLLER-MAERSK AS                                                                                          443,680
      138,666  BERLIAN LAJU TANKER                                                                                            9,061
       45,650  CHINA SHIPPING CONTAINER LINES COMPANY LIMITED CLASS H                                                        18,231
       60,752  CIA SUDAMERICANA DE VAPORES SA+                                                                               49,204
          227  COMPAGNIE MARITIME BELGE SA+                                                                                   6,822
      268,500  COSCO HOLDINGS                                                                                               334,494
        1,300  D S NORDEN                                                                                                    54,634
       12,000  DAIICHI CHUO KISEN KAISHA+                                                                                    31,876
          524  DS TORM AS+                                                                                                    5,609
      303,000  EVERGREEN MARINE CORPORATION (TAIWAN) LIMITED                                                                181,389
       30,000  EZRA HOLDINGS LIMITED                                                                                         47,805
        2,361  FORTH PORTS PLC                                                                                               38,413
       36,111  GENCO SHIPPING & TRADING LIMITED+<<                                                                          758,331
        1,462  HANJIN SHIPPING COMPANY LIMITED+                                                                              20,041
        4,350  HYUNDAI MERCHANT MARINE COMPANY LIMITED+                                                                     109,509
        4,200  IINO KAIUN KAISHA LIMITED                                                                                     23,069
      134,600  INTERNATIONAL CONTAINER TERM SERVICES INCORPORATED                                                            61,281
       61,000  JAYA HOLDINGS LIMITED                                                                                         29,291
       51,000  KAWASAKI KISEN KAISHA LIMITED                                                                                184,839
       23,028  KIRBY CORPORATION+                                                                                           760,154
          300  KOREA LINE CORPORATION+                                                                                       11,122
       14,000  MALAYSIAN BULK CARRIERS BHD                                                                                   12,867
      181,580  MISC BHD                                                                                                     419,625
      121,000  MITSUI OSK LINES LIMITED                                                                                     780,382
       80,000  NEPTUNE ORIENT LINES LIMITED                                                                                 101,302
      144,000  NIPPON YUSEN KABUSHIKI KAISHA                                                                                521,898
        4,000  NISSIN CORPORATION                                                                                             8,149
       19,000  ORIENT OVERSEAS INTERNATIONAL LIMITED                                                                        138,911
       30,880  OVERSEAS SHIPHOLDING GROUP INCORPORATED                                                                    1,373,851
      155,000  PACIFIC BASIN SHIPPING LIMITED                                                                               123,606
       48,131  PETRONET LNG LIMITED                                                                                          77,147
        2,269  PORT OF TAURANGA LIMITED                                                                                      10,995
       73,800  REGIONAL CONTAINER LINES PCL+                                                                                 21,650
       60,493  ROYAL CARIBBEAN CRUISES LIMITED+<<                                                                         1,710,137
          284  SCHMITT INDUSTRIES INCORPORATED                                                                               24,073
       10,900  SCOMI MARINE BHD                                                                                               1,472
        2,000  SHINWA KAIUN KAISHA LIMITED                                                                                    6,258
       35,800  SINCERE NAVIGATION CORPORATION                                                                                42,640
        9,000  STX PAN OCEAN COMPANY LIMITED                                                                                 95,397
       20,000  TAIWAN NAVIGATION COMPANY LIMITED                                                                             24,943
       55,021  TEEKAY CORPORATION                                                                                         1,383,228
       81,840  THORESEN THAI AGENCIES PCL                                                                                    59,651
       58,000  U-MING TRANSPORT CORPORATION                                                                                 110,132
      107,416  YANG MING MARINE TRANSPORT                                                                                    37,846
                                                                                                                         12,217,377
                                                                                                                    ---------------

                   Wells Fargo Advantage Master Portfolios 205


Portfolio of Investments--February 28, 2010

DIVERSIFIED STOCK PORTFOLIO

    SHARES     SECURITY NAME                                                                                             VALUE
-------------  ---------------------------------------------------------------------                                ---------------
WHOLESALE DISTRIBUTORS: 0.00%
        1,800  MATSUDA SANGYO COMPANY LIMITED                                                                       $        30,998
        4,383  SUPER CHEAP AUTO GROUP LIMITED                                                                                19,640
                                                                                                                             50,638
                                                                                                                    ---------------
WHOLESALE TRADE NON-DURABLE GOODS: 0.89%
       30,807  AIRGAS INCORPORATED                                                                                        1,975,961
        3,900  ALFRESA HOLDINGS CORPORATION                                                                                 161,320
       40,338  BROWN-FORMAN CORPORATION CLASS B                                                                           2,112,098
        6,400  CANON MARKETING JAPAN INCORPORATED                                                                            84,930
       33,200  CARDINAL HEALTH INCORPORATED                                                                               1,127,804
       99,000  CHINA MENGNIU DAIRY COMPANY                                                                                  295,260
        1,900  DANISCO AS                                                                                                   127,406
       81,200  DEAN FOODS COMPANY+                                                                                        1,184,708
          477  EMS-CHEMIE HOLDINGS AG                                                                                        59,056
       45,547  ENDO PHARMACEUTICALS HOLDINGS INCORPORATED+                                                                1,036,194
       54,575  FRESH DEL MONTE PRODUCE INCORPORATED+                                                                      1,059,301
          226  GALENICA AG                                                                                                   84,941
       17,049  GREEN MOUNTAIN COFFEE ROASTERS INCORPORATED+                                                               1,438,765
       39,699  HENRY SCHEIN INCORPORATED+                                                                                 2,256,094
      205,869  INCHCAPE PLC                                                                                                  79,890
       13,120  KT&G CORPORATION                                                                                             726,187
        5,081  LG CHEM LIMITED                                                                                              941,818
          515  LG HAUSYS LIMITED                                                                                             51,060
       10,885  MEDA AB CLASS A                                                                                              121,754
       59,662  MEDCO HEALTH SOLUTIONS INCORPORATED+                                                                       3,773,025
       17,300  MEDICEO PALTAC HOLDINGS COMPANY LIMITED                                                                      204,652
        4,337  METRO INCORPORATED                                                                                           168,047
       33,900  NIKE INCORPORATED CLASS B                                                                                  2,291,640
       68,863  NU SKIN ENTERPRISES INCORPORATED                                                                           1,840,019
          630  SOS CUETARA SA+                                                                                                1,952
       95,432  SUPERVALU INCORPORATED                                                                                     1,457,247
        6,800  SUZUKEN COMPANY LIMITED                                                                                      225,021
       54,248  SYSCO CORPORATION                                                                                          1,567,767
        6,200  TOHO PHARMACEUTICAL                                                                                           83,881
       42,017  TRACTOR SUPPLY COMPANY                                                                                     2,299,170
      450,475  UNI-PRESIDENT ENTERPRISES CORPORATION                                                                        500,021
        3,315  UNITED DRUG PLC                                                                                               10,246
       45,446  UNITED NATURAL FOODS INCORPORATED+                                                                         1,334,749
       27,485  UNITED STATIONERS INCORPORATED+                                                                            1,569,668
       17,006  VITERRA INCORPORATED+                                                                                        157,098
                                                                                                                         32,408,750
                                                                                                                    ---------------
WHOLESALE TRADE-DURABLE GOODS: 0.82%
        1,800  ABC-MART INCORPORATED                                                                                         59,463
        3,407  ALESCO CORPORATION LIMITED                                                                                    13,343
       53,485  ARROW ELECTRONICS INCORPORATED+                                                                            1,508,812
          600  AS ONE CORPORATION                                                                                            11,048
        2,500  AUTOBACS SEVEN COMPANY LIMITED                                                                                74,090
          874  BHARAT EARTH MOVERS LIMITED                                                                                   19,214
       52,643  BORGWARNER INCORPORATED                                                                                    1,972,007
        3,478  CELESIO AG                                                                                                   101,323
      215,000  CMC MAGNETICS CORPORATION+                                                                                    55,707
        8,224  COCA-COLA ICECEK URETIM AS                                                                                    76,577
       10,496  DAEWOO INTERNATIONAL CORPORATION+                                                                            328,481
       12,180  DIGITAL CHINA HOLDINGS LIMITED                                                                                19,144
        3,900  ENPLAS CORPORATION                                                                                            71,464

                   206 Wells Fargo Advantage Master Portfolios


                                     Portfolio of Investments--February 28, 2010

DIVERSIFIED STOCK PORTFOLIO

    SHARES     SECURITY NAME                                                                                             VALUE
-------------  ---------------------------------------------------------------------                                ---------------
WHOLESALE TRADE-DURABLE GOODS (continued)
      101,445  ESPRIT HOLDINGS LIMITED                                                                              $       723,380
        6,800  FINNING INTERNATIONAL INCORPORATED                                                                           113,743
        3,100  FUJI ELECTRONICS COMPANY LIMITED                                                                              29,449
        4,800  HAKUTO COMPANY LIMITED                                                                                        46,193
       10,381  HALFORDS GROUP                                                                                                71,879
        6,490  HANWHA CHEMICAL (KOREA) CORPORATION                                                                          239,759
       12,000  HANWHA CHEMICAL CORPORATION                                                                                   47,679
       84,033  HILL-ROM HOLDINGS INCORPORATED                                                                             2,205,026
        5,900  HITACHI HIGH-TECHNOLOGIES CORPORATION                                                                        120,796
        2,543  HYOSUNG CORPORATION                                                                                          191,838
        2,200  INABA DENKI SANGYO COMPANY LIMITED                                                                            50,985
       72,874  INGRAM MICRO INCORPORATED+                                                                                 1,289,870
       57,254  INSIGHT ENTERPRISES INCORPORATED+                                                                            732,279
      144,000  ITOCHU CORPORATION                                                                                         1,160,493
        6,000  ITOCHU ENEX COMPANY LIMITED                                                                                   29,309
       24,000  IWATANI INTERNATIONAL CORPORATION                                                                             68,884
       11,000  JAPAN PULP & PAPER COMPANY LIMITED                                                                            38,877
        8,439  JARDINE CYCLE & CARRIAGE LIMITED                                                                             145,763
        9,000  JFE SHOJI HOLDINGS INCORPORATED                                                                               31,099
        3,800  KAGA ELECTRONICS COMPANY LIMITED                                                                              38,537
       34,000  KANEMATSU CORPORATION+                                                                                        26,406
        3,500  KATO SANGYO COMPANY LIMITED                                                                                   57,516
        3,200  KESKO OYJ B SHARES                                                                                           116,034
        6,643  KINGSPAN GROUP PLC                                                                                            45,227
        3,100  KURODA ELECTRIC COMPANY LIMITED                                                                               43,197
           30  KYOCERA CORPORATION                                                                                            2,668
        1,600  LG INTERNATIONAL CORPORATION+                                                                                 39,314
      238,000  LI & FUNG LIMITED                                                                                          1,106,884
       21,210  LITE-ON IT CORPORATION                                                                                        21,195
       59,919  LKQ CORPORATION+                                                                                           1,147,449
        1,300  MACNICA INCORPORATED                                                                                          21,787
       19,647  MARTIN MARIETTA MATERIALS INCORPORATED<<                                                                   1,556,435
           33  MITSUBISHI CORPORATION                                                                                         1,645
      159,300  MITSUI & COMPANY LIMITED                                                                                   2,472,561
          263  MITSUI & COMPANY LIMITED ADR                                                                                  82,190
       10,000  NAGASE & COMPANY LIMITED                                                                                     116,045
       75,000  NISSHIN STEEL COMPANY LIMITED                                                                                138,443
       53,201  OMNICARE INCORPORATED                                                                                      1,440,151
       48,009  OWENS & MINOR INCORPORATED                                                                                 2,143,602
       96,960  PREMIER FOODS PLC                                                                                             51,302
       67,611  PSS WORLD MEDICAL INCORPORATED+                                                                            1,425,916
       28,842  RELIANCE STEEL & ALUMINUM COMPANY                                                                          1,278,854
        1,438  RUSSEL METALS INCORPORATED                                                                                    25,939
        3,100  RYOSHOKU LIMITED                                                                                              76,937
          800  RYOYO ELECTRO CORPORATION                                                                                      7,411
       13,631  SAMSUNG CORPORATION                                                                                          694,536
       98,300  SOJITZ CORPORATION                                                                                           174,815
        1,291  STRAUSS GROUP LIMITED                                                                                         18,943
        7,000  TAT HONG HOLDINGS LIMITED                                                                                      4,482
        2,000  TOKAI CORPORATION                                                                                             11,120
        2,600  TOMEN ELECTRONICS CORPORATION                                                                                 29,440
        3,016  TOROMONT INDUSTRIES LIMITED                                                                                   86,823
        3,700  TOYO CORPORATION                                                                                              29,735
       20,300  TOYOTA TSUSHO CORPORATION                                                                                    291,550
          900  TRUSCO NAKAYAMA CORPORATION                                                                                   13,544
          432  UNI-SELECT INCORPORATED                                                                                       11,828

                   Wells Fargo Advantage Master Portfolios 207


Portfolio of Investments--February 28, 2010

DIVERSIFIED STOCK PORTFOLIO

    SHARES     SECURITY NAME                                                                                             VALUE
-------------  ---------------------------------------------------------------------                                ---------------
WHOLESALE TRADE-DURABLE GOODS (continued)
        2,100  VALOR COMPANY LIMITED                                                                                $        17,137
       12,989  WOLSELEY PLC                                                                                                 306,987
       87,945  WPG HOLDINGS COMPANY LIMITED                                                                                 141,765
       27,480  WW GRAINGER INCORPORATED                                                                                   2,793,342
        2,000  YOKOHAMA REITO COMPANY                                                                                        13,912
       10,000  YUASA TRADING COMPANY LIMITED                                                                                  7,913
                                                                                                                         29,779,491
                                                                                                                    ---------------
TOTAL COMMON STOCKS (COST $3,418,002,852)                                                                             3,477,917,129
                                                                                                                    ---------------
RIGHTS: 0.00%
        6,355  ASSECO POLAND SA (INFORMATION TECHNOLOGY)+(a)                                                                      0
       18,436  CHARTER HALL GROUP (REAL ESTATE)+(a)                                                                             909
          640  EMPORIKI BANK (FINANCIAL SERVICES)+(a)                                                                            25
      682,362  G J STEEL PCL (PRIMARY METAL INDUSTRIES)+(a)                                                                   2,889
        2,735  HEBEI COALCHEM HOLDINGS LIMITED (HOLDING COMPANIES)+(a)                                                            0
        8,057  LEND LEASE GROUP (REAL ESTATE)+                                                                                    0
       23,067  MALAYSIAN AIRLINE SYSTEM BERHAD (TRANSPORTATION BY AIR)+(a)                                                    3,319
       28,268  MARFIN INVESTMENT GROUP SA (INVESTMENT COMPANIES)+                                                               385
        3,413  MMX MINERACAO METALICOS SA (PRIMARY METAL INDUSTRIES)+                                                        10,671
      222,700  MULPHA INTERNATIONAL BERHAD (HOLDING COMPANIES)+(a)                                                            1,308
TOTAL RIGHTS (COST $12,381)                                                                                                  19,506
                                                                                                                    ---------------

                                                                                                       EXPIRATION
                                                                                                          DATE
                                                                                                     -------------
WARRANTS: 0.00%
        2,479  BEACH ENERGY LIMITED (OIL & GAS EXTRACTION)+                                            06/30/2010                13
        1,583  BURU ENERGY LIMITED (OIL & GAS EXTRACTION)+                                             10/10/2010                13
        1,037  FONCIERE DES REGIONS SA (REAL ESTATE)+                                                  12/31/2010               693
       15,346  GOLDEN AGRI-RESOURCES LIMITED (AGRICULTURE SERVICES)+                                   07/23/2012             1,310
        2,200  GOODPACK LIMITED (TRANPORTATION EQUIPMENT)+                                             11/30/2012             1,142
        3,300  IJM LAND BHD (REAL ESTATE)+                                                             09/11/2013             1,056
      203,875  MATAHARI PUTRA PRIMA (GENERAL MERCHANDISE STORES)+                                      07/12/2010             4,106
        2,065  MEDIA PRIMA BERHAD (HOLDING COMPANIES)+                                                 12/31/2014               324
       11,007  MEDIOBANCA SPA (BANKING)+                                                               03/18/2011             1,334
       17,515  OSIM INTERNATIONAL LIMITED (MEASURING, ANALYZING, & CONTROLLING
               INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS)+                                    06/23/2011             4,673
          321  RESOLUTE MINING LIMITED (METAL MINING)+                                                 12/31/2011               115
          700  TAT HONG HOLDINGS LIMITED (WHOLESALE TRADE-DURABLE GOODS)+                              08/02/2013                25
       16,423  UNIONE DI BANCHE ITALIANE SCPA (DEPOSITORY INSTITUTIONS)+                               06/30/2011               745
TOTAL WARRANTS (COST $1,481)                                                                                                 15,549
                                                                                                                    ---------------

                                                                                         DIVIDEND
                                                                                          YIELD
                                                                                      -------------
PREFERRED STOCKS: 0.89%
       78,069  ALL AMERICA LATINA LOGISTICA (TRANSPORTATION)                               0.56%                            111,456
      196,115  BANCO BRADESCO SA (DEPOSITORY INSTITUTIONS)                                 2.69                           3,380,451
      255,331  BANCO ITAU HOLDING FINANCEIRA SA (DEPOSITORY INSTITUTIONS)                  2.96                           5,157,060
        2,478  BAYERISCHE MOTOREN WERKE AG (AUTO MANUFACTURERS)                            0.00                              75,750
       25,100  BRADESPAR SA (INVESTMENT COMPANIES)                                         2.94                             547,654
       19,900  CENTRAIS ELECTRICAS BRASILEIRAS SA PREFERRED B (UTILITIES)                  6.57                             315,929
       18,694  CIA DE BEBIDAS DAS AMERICAS (BREWERY)                                       3.25                           1,800,144
       38,346  CIA ENERGETICA DE MINAS GERAIS (ELECTRONIC & OTHER ELECTRICAL
               EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                          5.12                             630,418
      231,730  COMPANHIA VALE DO RIO DOCE CLASS A (METAL MINING)                           2.29                           5,699,803

                   208 Wells Fargo Advantage Master Portfolios


                                     Portfolio of Investments--February 28, 2010

DIVERSIFIED STOCK PORTFOLIO

                                                                                         DIVIDEND
    SHARES     SECURITY NAME                                                              YIELD                          VALUE
-------------  ---------------------------------------------------------------------  -------------                 ---------------
PREFERRED STOCKS (continued)
        8,213  EMBOTELLADORA ANDINA SA CLASS A (FOOD & KINDRED PRODUCTS)                   5.58%                    $        21,912
        7,326  EMBOTELLADORA ANDINA SA CLASS B (FOOD & KINDRED PRODUCTS)                   5.02                              23,887
        1,069  FIAT SPA (AUTO MANUFACTURERS)                                               0.00                               6,961
        3,183  FRESENIUS AG (HEALTHCARE PRODUCTS)                                          1.37                             223,858
          264  FUCHS PETROLUB AG (OIL & GAS EXTRACTION)                                    2.48                              23,219
       75,602  GERDAU SA (PRIMARY METAL INDUSTRIES)                                        1.12                           1,106,534
        7,581  HENKEL KGAA (HOUSEHOLD PRODUCTS)                                            0.00                             390,558
        1,021  HONG KONG ENERGY HOLDINGS LIMITED (ENERGY)                                  0.00                                  55
          588  HUGO BOSS AG (APPAREL)                                                      5.56                              19,936
      337,096  INVESTIMENTOS ITAU SA (HOLDING COMPANIES)                                   3.33                           2,156,340
          518  ISTITUTO FINANZIARIO INDUSTRIALE SPA (HOLDING COMPANIES)                    6.01                               4,352
        5,767  MALAYSIAN AIRLINE (TRANSPORTATION BY AIR)                                   0.00                               1,168
       30,156  METALURGICA GERDAU SA (PRIMARY METAL INDUSTRIES)                            1.60                             548,170
      358,704  PETROLEO BRASILEIRO SA (OIL & GAS EXTRACTION)                               3.04                           6,869,792
        3,463  PORSCHE AG (AUTO MANUFACTURERS)                                             0.14                             173,998
          786  PROSIEBENSAT.1 MEDIA AG (COMMUNICATIONS)                                    0.19                              11,516
        1,544  RWE AG (ELECTRIC, GAS & SANITARY SERVICES)                                  7.75                             122,065
           67  SHINKIN CENTRAL BANK (BANKS)                                                1.43                             127,899
       10,037  SWEDBANK AB (FINANCIAL SERVICES)                                            0.00                              95,868
       34,080  TA GLOBAL BERHAD (REAL ESTATE)                                              0.00                               3,453
       31,177  TELE NORTE LESTE PARTICIPACOES SA (COMMUNICATIONS)                         10.00                             539,988
        3,803  TELECOMUNICACOES DE SAO PAULO SA (TELECOMMUNICATIONS)                       7.61                              82,914
        3,078  TELEMAR NORTE LESTE SA (TELECOMMUNICATIONS)                                 6.98                              88,057
       68,500  TIM PARTICIPACOES SA (COMMUNICATIONS)                                       2.15                             194,832
       18,590  UNIPOL (INSURANCE COMPANIES)                                                0.00                              13,897
       31,601  USINAS SIDERURGICAS DE MINAS GERAIS SA CLASS A (PRIMARY METAL
               INDUSTRIES)                                                                 2.61                             897,415
       18,477  VIVO PARTICIPACOES SA (TELECOMMUNICATIONS)                                  5.73                             502,017
        5,167  VOLKSWAGEN AG (TRANSPORTATION EQUIPMENT)                                    3.32                             420,732
TOTAL PREFERRED STOCKS (COST $27,025,315)                                                                                32,390,058
                                                                                                                    ---------------

COLLATERAL FOR SECURITIES LENDING: 4.06%

                                                                                          YIELD
                                                                                      -------------
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.25%
    9,157,789  DWS MONEY MARKET SERIES INSTITUTIONAL(u)                                   0.11                            9,157,789
                                                                                                                    ---------------

  PRINCIPAL                                                                           INTEREST RATE  MATURITY DATE
-------------                                                                         -------------  -------------
COLLATERAL INVESTED IN OTHER ASSETS: 3.81%
$     261,651  ALLIED IRISH BANKS NORTH AMERICA INCORPORATED++                             0.25        03/02/2010           261,646
    1,046,604  ALLIED IRISH BANKS NORTH AMERICA INCORPORATED++                             0.25        03/03/2010         1,046,604
      654,128  ALLIED IRISH BANKS NORTH AMERICA INCORPORATED++                             0.26        03/04/2010           654,104
      523,302  ALLIED IRISH BANKS NORTH AMERICA INCORPORATED++                             0.26        03/05/2010           523,280
    1,242,843  ANGLO IRISH BANK CORPORATION++                                              0.25        03/03/2010         1,242,808
      117,743  ANTALIS US FUNDING CORPORATION++(p)                                         0.18        03/05/2010           117,739
      654,128  ANTALIS US FUNDING CORPORATION++(p)                                         0.20        03/08/2010           654,095
      784,953  ASB BANK++                                                                  0.17        03/08/2010           784,920
      392,477  AUTOBAHN FUNDING COMPANY LLC++(p)                                           0.20        03/03/2010           392,468
    1,793,488  AUTOBAHN FUNDING COMPANY LLC++(p)                                           0.22        03/15/2010         1,793,312
    2,747,337  BANK OF AMERICA NATIONAL TRUST & SAVINGS ASSOCIATION (CAYMAN ISLANDS)       0.10        03/01/2010         2,747,337
    6,017,976  BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED BY MORTGAGE
               BACKED SECURITIES (MATURITY VALUE $6,018,036)                               0.12        03/01/2010         6,017,976
    1,308,256  BANK OF IRELAND                                                             0.50        03/02/2010         1,308,256
    2,617,427  BARTON CAPITAL CORPORATION++(p)                                             0.17        03/02/2010         2,617,390
      130,826  BEETHOVEN FUNDING CORPORATION++(p)                                          0.30        03/03/2010           130,821
      130,826  BEETHOVEN FUNDING CORPORATION++(p)                                          0.30        03/04/2010           130,820

                   Wells Fargo Advantage Master Portfolios 209


Portfolio of Investments--February 28, 2010

DIVERSIFIED STOCK PORTFOLIO

  PRINCIPAL    SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
-------------  ---------------------------------------------------------------------  -------------  -------------  ---------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$     287,816  BEETHOVEN FUNDING CORPORATION++(p)                                          0.30%       03/05/2010   $       287,802
      261,651  BELMONT FUNDING LLC++(p)                                                    0.35        03/03/2010           261,641
    6,017,976  BNP PARIBAS SECURITIES CORPORATION REPURCHASE AGREEMENT - 102%
               COLLATERALIZED BY MORTGAGE BACKED SECURITIES
               (MATURITY VALUE $6,018,036)                                                 0.12        03/01/2010         6,017,976
    3,728,528  BPCE SA++                                                                   0.20        03/12/2010         3,728,259
      523,302  CALCASIEU PARISH LA+/-ss                                                    0.31        12/01/2027           523,302
      719,541  CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY+/-ss                 0.26        06/01/2028           719,541
    2,616,511  CALYON (NEW YORK)                                                           0.25        03/18/2010         2,616,608
    3,139,813  CANCARA ASSET SECURITIZATION LIMITED++(p)                                   0.20        03/12/2010         3,139,587
      346,361  COLORADO HOUSING & FINANCE AUTHORITY+/-ss                                   0.23        10/01/2038           346,361
    1,046,604  COOK COUNTY IL+/-ss                                                         0.23        11/01/2030         1,046,604
    2,878,162  DANSKE BANK A/S COPENHAGEN                                                  0.20        03/02/2010         2,878,162
    2,354,860  DENVER CO CITY & COUNTY SCHOOL DISTRICT+/-ss                                0.31        12/15/2037         2,354,860
      941,944  DEXIA BANK (GRAND CAYMAN)                                                   0.22        03/05/2010           941,944
      915,779  DEXIA DELAWARE LLC                                                          0.22        03/01/2010           915,768
    1,177,430  DEXIA DELAWARE LLC                                                          0.22        03/04/2010         1,177,394
    3,074,401  ENI COORDINATION CENTER SA++                                                0.18        03/03/2010         3,074,339
    1,439,081  FORTIS BANK NV SA                                                           0.18        03/01/2010         1,439,081
      588,715  FORTIS BANK NV SA                                                           0.18        03/03/2010           588,715
      883,073  FORTIS BANK NV SA                                                           0.18        03/04/2010           883,073
      654,128  GDF SUEZ++                                                                  0.18        03/16/2010           654,072
    1,413,178  GDF SUEZ++                                                                  0.18        03/17/2010         1,413,051
    3,329,510  GOLDMAN SACHS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
               MORTGAGE BACKED SECURITIES (MATURITY VALUE $3,329,543)                      0.12        03/01/2010         3,329,510
    3,663,116  GOTHAM FUNDING CORPORATION++(p)                                             0.17        03/01/2010         3,663,081
    2,616,511  GRAMPIAN FUNDING LLC++(p)                                                   0.23        03/12/2010         2,616,294
    6,818,275  GRYPHON FUNDING LIMITED(a)(i)                                               0.00        08/05/2010         2,790,038
    1,831,558  GULF COAST WASTE DISPOSAL AUTHORITY+/-ss                                    0.13        05/01/2023         1,831,558
    1,327,879  GULF COAST WASTE DISPOSAL AUTHORITY+/-ss                                    0.13        07/01/2034         1,327,879
      215,862  HENRICO COUNTY VA ECONOMIC DEVELOPMENT AUTHORITY+/-ss                       0.23        11/01/2042           215,862
    1,962,383  HOUSTON TX UTILITY SYSTEM+/-ss                                              0.19        05/15/2034         1,962,383
      654,128  ILLINOIS EDUCATIONAL FACILITIES AUTHORITY REVENUES+/-ss                     0.22        07/01/2029           654,128
      261,651  INDIANA MUNICIPAL POWER AGENCY+/-ss                                         0.23        01/01/2018           261,651
      392,477  KANSAS CITY MO SPECIAL OBLIGATION+/-ss                                      0.23        04/15/2025           392,477
    3,663,116  KOCH RESOURCES LLC++                                                        0.17        03/02/2010         3,663,064
    3,663,116  LLOYDS TSB BANK PLC                                                         0.17        03/04/2010         3,663,116
      327,064  LMA AMERICAS LLC++(p)                                                       0.17        03/05/2010           327,055
    4,323,785  MASSACHUSETTS HEFA+/-ss                                                     0.19        10/01/2034         4,323,785
    3,663,116  METLIFE SHORT TERM FUND++(p)                                                0.19        03/12/2010         3,662,864
      470,972  MONTGOMERY COUNTY TN PUBLIC BUILDING+/-ss                                   0.16        02/01/2036           470,972
      287,816  NATIONWIDE BUILDING SOCIETY++                                               0.18        03/15/2010           287,793
    3,663,116  NATIXIS                                                                     0.21        03/18/2010         3,663,125
      261,651  NEW JERSEY STATE TURNPIKE AUTHORITY+/-ss                                    0.23        01/01/2018           261,651
    3,067,859  NEW YORK STATE DORMITORY AUTHORITY+/-ss                                     0.17        07/01/2034         3,067,859
    2,276,365  NEWPORT BEACH CA REVENUE+/-ss                                               0.19        12/01/2040         2,276,365
       58,872  NIEUW AMSTERDAM RECEIVABLES CORPORATION++(p)                                0.20        03/05/2010            58,870
    1,046,604  NIEUW AMSTERDAM RECEIVABLES CORPORATION++(p)                                0.20        03/16/2010         1,046,506
      764,675  NORTH DAKOTA HOUSING FINANCE AGENCY+/-ss                                    0.22        01/01/2034           764,675
    3,087,483  REGENCY MARKETS #1 LLC++(p)                                                 0.18        03/17/2010         3,087,205
    3,663,116  RHEIN-MAIN SECURITIZATION LIMITED++(p)                                      0.18        03/05/2010         3,663,006
    1,622,237  RHEINGOLD SECURITISATION LIMITED++(p)                                       0.20        03/10/2010         1,622,138
    3,532,290  ROYAL BANK OF SCOTLAND                                                      0.20        03/18/2010         3,532,290
    2,878,162  SANPAOLO IMI BANK (NEW YORK)                                                0.17        03/01/2010         2,878,164
      130,826  SOCIETE GENERALE NORTH AMERICA                                              0.17        03/04/2010           130,822
    2,616,511  SOCIETE GENERALE NORTH AMERICA                                              0.19        03/18/2010         2,616,249

                   210 Wells Fargo Advantage Master Portfolios


                                     Portfolio of Investments--February 28, 2010

DIVERSIFIED STOCK PORTFOLIO

  PRINCIPAL    SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
-------------  ---------------------------------------------------------------------  -------------  -------------  ---------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$   2,178,246  SURREY FUNDING CORPORATION++(p)                                             0.18%       03/19/2010   $     2,178,028
    1,574,747  TASMAN FUNDING INCORPORATED++(p)                                            0.20        03/15/2010         1,574,607
    1,177,430  TULSA COUNTY OK INDUSTRIAL AUTHORITY REVENUE+/-ss                           0.14        07/01/2032         1,177,430
    1,831,558  UBS AG (STAMFORD CT)                                                        0.15        03/09/2010         1,831,542
    3,663,116  UNICREDITO ITALIANO (NEW YORK)                                              0.22        03/10/2010         3,663,116
      392,477  VERMONT STATE STUDENT ASSISTANCE CORPORATION+/-ss                           0.21        12/15/2040           392,477
    8,732,474  VFNC CORPORATION++(a)+/-(i)                                                 0.44        09/30/2010         4,540,887
    3,358,815  WINDMILL FUNDING CORPORATION++(p)                                           0.17        03/03/2010         3,358,752
                                                                                                                        138,260,990
                                                                                                                    ---------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $146,288,313)                                                             147,418,779
                                                                                                                    ---------------

    SHARES                                                                                YIELD
-------------                                                                         -------------
SHORT-TERM INVESTMENTS: 2.72%
   98,657,561  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~(l)(u)                             0.08                          98,657,561
                                                                                                                    ---------------
TOTAL SHORT-TERM INVESTMENTS (COST $98,657,561)                                                                          98,657,561
                                                                                                                    ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $3,689,987,903)*                                                       103.43%                                  3,756,418,582
OTHER ASSETS AND LIABILITIES, NET                                             (3.43)                                   (124,428,279)
                                                                             ------                                 ---------------
TOTAL NET ASSETS                                                             100.00%                                $ 3,631,990,303
                                                                             ------                                 ---------------

----------
+    Non-income earning securities.

<<   All or a portion of this security is on loan.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

(l)  Investment in an affiliate.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

+/-  Variable rate investments.

(i)  Illiquid security (unaudited).

(p)  Asset-backed commercial paper.

ss These securities are subject to a demand feature which reduces the effective maturity.

~ The Fund invests cash balances that it retains for liquidity purposes in an affiliated money market fund.

(u)  Rate shown is the 7-day annualized yield at period end.

* Cost for federal income tax purposes is $3,745,831,412 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation   $ 314,571,917
Gross unrealized depreciation    (303,984,747)
                                -------------
Net unrealized appreciation     $  10,587,170

The accompanying notes are an integral part of these financial statements.

                   Wells Fargo Advantage Master Portfolios 211


Portfolio of Investments--February 28, 2010

SHORT-TERM INVESTMENT PORTFOLIO

  PRINCIPAL    SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
-------------  ---------------------------------------------------------------------  -------------  -------------  ---------------
AGENCY NOTES - INTEREST BEARING: 0.39%
FEDERAL HOME LOAN MORTGAGE CORPORATION: 0.39%
$   1,000,000  FHLMC+/-ss                                                                  0.15%       02/02/2012   $       997,863
                                                                                                                    ---------------
TOTAL AGENCY NOTES - INTEREST BEARING (COST $998,450)                                                                       997,863
                                                                                                                    ---------------
CORPORATE BONDS & NOTES: 1.51%
CONSUMER NON CYCLICALS: 0.04%
      100,000  ACTS RETIREMENT LIFE COMMUNITIES INCORPORATED+/-ss                          0.23        11/15/2029           100,000
                                                                                                                    ---------------
ENERGY : 0.16%
      400,000  SEARIVER MARITIME INCORPORATED+/-ss(i)                                      0.60        10/01/2011           400,000
                                                                                                                    ---------------
FOREIGN BANKS: 0.58%
      500,000  BBVA US SENIOR SAU+/-++                                                     0.30        03/12/2010           499,997
    1,000,000  COMMONWEALTH BANK OF AUSTRALIA+/-++                                         0.36        06/04/2010           999,623
                                                                                                                          1,499,620
                                                                                                                    ---------------
HOLDING & OTHER INVESTMENT OFFICES: 0.58%
    1,500,000  BERKSHIRE HATHAWAY INCORPORATED+/-                                          0.23        02/10/2011         1,499,297
                                                                                                                    ---------------
SPECIAL PURPOSE ENTITY: 0.15%
       99,000  GBG LLC CUSTODY RECEIPTS+/-ss++                                             0.30        09/01/2027            99,000
      295,000  LTF REAL ESTATE VRDN I LLC+/-ss++                                           0.25        06/01/2033           295,000
                                                                                                                            394,000
                                                                                                                    ---------------
TOTAL CORPORATE BONDS & NOTES (COST $3,894,007)                                                                           3,892,917
                                                                                                                    ---------------
MUNICIPAL BONDS & NOTES: 7.49%
ALABAMA: 1.94%
    1,000,000  LOWER ALABAMA GAS DISTRICT SUPPLY REVENUE SERIES A (UTILITIES REVENUE,
               SOCIETE GENERALE LOC)+/-ss                                                  0.20        11/01/2027         1,000,000
    4,000,000  SOUTHEAST ALABAMA GAS DISTRICT ALABAMA REVENUE SUPPLY PROJECT SERIES A
               (IDR)+/-ss                                                                  0.15        08/01/2027         4,000,000
                                                                                                                          5,000,000
                                                                                                                    ---------------
CALIFORNIA: 1.71%
    2,000,000  CALIFORNIA PCFA PCR PACIFIC GAS & ELECTRIC COMPANY (IDR LOC)+/-ss           0.14        11/01/2026         2,000,000
      200,000  CALIFORNIA SERIES H (HFFA REVENUE, BANK OF AMERICA NA LOC)+/-ss             0.20        07/01/2035           200,000
      250,000  CALIFORNIA STANFORD HOSPITAL SERIES B (HFA REVENUE, FNMA LOC)+/-ss          0.22        08/01/2036           250,000
      200,000  CALIFORNIA STATE DWR POWER SUPPLY SUBSERIES G6 (WATER REVENUE,
               FIRST SECURITY BANK LOC)+/-ss                                               0.16        05/01/2017           200,000
    1,000,000  CALIFORNIA STATEWIDE CDA JOHN MUIR HEALTH SERIES A (HOSPITAL REVENUE,
               UBS AG LOC)+/-ss                                                            0.11        08/15/2036         1,000,000
      250,000  PASADENA CA COP SERIES A (LEASE REVENUE, BANK OF AMERICA NA LOC)+/-ss       0.18        02/01/2035           250,000
      500,000  RIVERSIDE CA SERIES C (ELECTRIC REVENUE, BANK OF AMERICA NA LOC)+/-ss       0.18        10/01/2035           500,000
                                                                                                                          4,400,000
                                                                                                                    ---------------
COLORADO: 0.45%
      250,000  COLORADO HFA TAXABLE MULTIFAMILY PROJECT B II (HOUSING REVENUE, FNMA
               INSURED)+/-ss                                                               0.22        05/01/2050           250,000
      500,000  DENVER CO CITY & COUNTY SCHOOL DISTRICT SERIES B (LEASE REVENUE,
               AGM INSURED)+/-ss                                                           0.38        12/15/2037           500,000
      400,000  DENVER CO CITY & COUNTY SCHOOL DISTRICT #1 SERIES A (LEASE REVENUE,
               FIRST SECURITY BANK LOC)+/-ss                                               0.31        12/15/2037           400,000
                                                                                                                          1,150,000
                                                                                                                    ---------------

                   212 Wells Fargo Advantage Master Portfolios


                                     Portfolio of Investments--February 28, 2010

SHORT-TERM INVESTMENT PORTFOLIO

  PRINCIPAL    SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
-------------  ---------------------------------------------------------------------  -------------  -------------  ---------------
FLORIDA: 0.43%
$     500,000  FLORIDA MUNICIPAL POWER AGENCY ALL REQUIREMENTS SUPPLY SERIES C
               (ELECTRIC REVENUE, BANK OF AMERICA NA LOC)+/-ss                             0.15%       10/01/2035   $       500,000
      600,000  PALM BEACH COUNTY FL PINE CREST PREPARATORY SCHOOL PROJECT
               (PRIVATE SCHOOL REVENUE, BANK OF AMERICA NA LOC)+/-ss                       0.20        06/01/2032           600,000
                                                                                                                          1,100,000
                                                                                                                    ---------------
MASSACHUSETTS: 0.13%
      340,000  MASSACHUSETTS DEVELOPMENT FINANCE AGENCY BABSON COLLEGE B
               (OTHER REVENUE, CITIBANK NA LOC)+/-ss                                       0.20        10/01/2031           340,000
                                                                                                                    ---------------
MINNESOTA: 0.09%
      245,000  MINNESOTA STATE HFA RESIDENTIAL HOUSING SERIES T (HOUSING REVENUE,
               GO OF AUTHORITY INSURED)+/-ss                                               0.23        07/01/2048           245,000
                                                                                                                    ---------------
NEW JERSEY: 0.08%
      195,000  NEW JERSEY STATE HOUSING & MORTGAGE FINANCE AGENCY TAXABLE SERIES 4
               (HOUSING REVENUE, DEXIA CREDIT LOCAL DE FRANCE LOC)+/-ss                    0.29        11/01/2037           195,000
                                                                                                                    ---------------
OHIO: 0.41%
      442,000  OHIO HFA RESIDENTIAL MORTGAGE SECURITIES PROGRAM (HOUSING REVENUE,
               GNMA INSURED)+/-ss                                                          0.25        09/01/2029           442,000
      219,000  OHIO STATE HFA RESIDENTIAL MANAGEMENT TAXABLE SERIES I (HOUSING
               REVENUE, GNMA INSURED)+/-ss                                                 0.23        09/01/2039           219,000
      400,000  PARMA OH COMMUNITY GENERAL HOSPITAL SERIES A (OTHER REVENUE,
               JPMORGAN CHASE BANK LOC)+/-ss                                               0.17        11/01/2029           400,000
                                                                                                                          1,061,000
                                                                                                                    ---------------
TENNESSEE: 0.54%
      305,000  CLARKSVILLE TN PUBLIC BUILDING AUTHORITY TENNESSEE MUNICIPAL BUILDING
               FUND (OTHER REVENUE, BANK OF AMERICA NA LOC)+/-ss                           0.16        07/01/2034           305,000
      410,000  CLARKSVILLE TN PUBLIC BUILDING AUTHORITY TENNESSEE MUNICIPAL BUILDING
               FUND (OTHER REVENUE, BANK OF AMERICA NA LOC)+/-ss                           0.16        11/01/2035           410,000
      285,000  MONTGOMERY COUNTY TN PUBLIC BUILDING AUTHORITY (OTHER REVENUE,
               BANK OF AMERICA NA LOC)+/-ss                                                0.16        02/01/2036           285,000
      400,000  MONTGOMERY COUNTY TN PUBLIC BUILDING AUTHORITY POOLED FINANCING
               REVENUE (OTHER REVENUE, BANK OF AMERICA NA LOC)+/-ss                        0.16        07/01/2038           400,000
                                                                                                                          1,400,000
                                                                                                                    ---------------
TEXAS: 1.71%
    1,000,000  HARRIS COUNTY TX CULTURAL EDUCATION FACILITIES FINANCE CORPORATION
               YMCA GREATER HOUSTON SERIES B (RECREATIONAL REVENUE, ALLIED IRISH
               BANK LOC)+/-ss                                                              0.24        06/01/2038         1,000,000
      500,000  HOUSTON TX UTILITY SYSTEM SERIES B1 (WATER REVENUE, BANK OF AMERICA
               NA LOC)+/-ss                                                                0.18        05/15/2034           500,000
    1,000,000  MIDLOTHIAN TX INDUSTRIAL DEVELOPMENT CORPORATION (IDR, UBS AG LOC)+/-ss     0.17        08/01/2034         1,000,000
    1,500,000  PORT ARTHUR TX NAVY DISTRICT ENVIRONMENTAL FACILITIES MOTIVA
               ENTERPRISES B (OTHER REVENUE)+/-ss                                          0.14        12/01/2039         1,500,000
      100,000  TEXAS STATE TAXABLE PRODUCT DEVELOPMENT PROGRAM SERIES A (OTHER
               REVENUE, NATIONS BANK NA LOC)+/-ss                                          0.23        06/01/2045           100,000
      300,000  TYLER TX HEALTH FACILITIES DEVELOPMENT CORPORATION MOTHER FRANCES
               HOSPITAL SERIES B (HCFR, BANK OF AMERICA NA LOC)+/-ss                       0.20        07/01/2020           300,000
                                                                                                                          4,400,000
                                                                                                                    ---------------
TOTAL MUNICIPAL BONDS & NOTES (COST $19,291,000)                                                                         19,291,000
                                                                                                                    ---------------
COMMERCIAL PAPER: 58.65%
      650,000  ALLIED IRISH BANKS NORTH AMERICA INCORPORATED++##                           0.14        03/02/2010           649,993
    1,000,000  ALLIED IRISH BANKS NORTH AMERICA INCORPORATED++##                           0.20        03/04/2010           999,980

                   Wells Fargo Advantage Master Portfolios 213


Portfolio of Investments--February 28, 2010

SHORT-TERM INVESTMENT PORTFOLIO

  PRINCIPAL    SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
-------------  ---------------------------------------------------------------------  -------------  -------------  ---------------
COMMERCIAL PAPER (continued)
$   1,000,000  ALLIED IRISH BANKS NORTH AMERICA INCORPORATED++##                           0.21%       03/05/2010   $       999,971
    1,000,000  AMSTEL FUNDING CORPORATION++##(p)                                           0.57        03/15/2010           999,850
    1,000,000  AMSTEL FUNDING CORPORATION++##(p)                                           0.57        03/17/2010           999,830
    1,000,000  AMSTEL FUNDING CORPORATION++##(p)                                           0.72        03/01/2010           999,980
    1,000,000  AMSTEL FUNDING CORPORATION++##(p)                                           0.80        04/30/2010           999,430
      350,000  AMSTERDAM FUNDING CORPORATION++##(p)                                        0.16        03/22/2010           349,927
      250,000  AMSTERDAM FUNDING CORPORATION++##(p)                                        0.16        03/18/2010           249,955
    1,000,000  ANGLO IRISH BANK CORPORATION LIMITED++##                                    0.17        03/03/2010           999,970
    1,000,000  ANTALIS US FUNDING CORPORATION++##(p)                                       0.17        03/09/2010           999,910
    2,000,000  ANZ NATIONAL (INTERNATIONAL) LIMITED+/-++                                   0.32        01/11/2011         1,999,660
    1,000,000  ANZ NATIONAL (INTERNATIONAL) LIMITED+/-++                                   0.38        10/20/2010         1,000,130
    1,000,000  ASB FINANCE LIMITED (LONDON)+/-++                                           0.33        01/12/2011           999,770
    1,000,000  ASB FINANCE LIMITED (LONDON)+/-++                                           0.33        01/10/2011         1,000,000
    1,000,000  ASB FINANCE LIMITED (LONDON)+/-++                                           0.36        12/13/2010           999,610
    1,000,000  ASB FINANCE LIMITED (LONDON)+/-++                                           0.78        07/09/2010         1,001,010
      300,000  ATLANTIC ASSET SECURITIZATION CORPORATION++##(p)                            0.19        04/09/2010           299,895
      500,000  ATLANTIS ONE FUNDING CORPORATION++##(p)                                     0.23        03/08/2010           499,980
    1,000,000  AUTOBAHN FUNDING COMPANY LLC++##(p)                                         0.72        03/01/2010           999,980
    2,000,000  BANK OF NOVA SCOTIA##                                                       0.18        04/14/2010         1,999,740
      400,000  BARTON CAPITAL CORPORATION++##(p)                                           0.19        04/16/2010           399,912
      250,000  BELMONT FUNDING LLC++##(p)                                                  0.24        03/03/2010           249,990
    1,000,000  BGL BNP PARIBAS SA##                                                        0.23        04/14/2010           999,780
    1,000,000  BNZ INTERNATIONAL FUNDING++##                                               0.30        04/09/2010           999,800
      250,000  CAFCO LLC++##(p)                                                            0.20        05/05/2010           249,915
    1,000,000  CAFCO LLC++##(p)                                                            0.20        05/03/2010           999,670
    1,000,000  CANCARA ASSET SECURITISATION LLC++##(p)                                     0.22        05/11/2010           999,300
    1,000,000  CANCARA ASSET SECURITISATION LLC++##(p)                                     0.22        05/20/2010           999,190
    2,000,000  CANCARA ASSET SECURITISATION LLC++##(p)                                     0.23        03/30/2010         1,999,460
      500,000  CANCARA ASSET SECURITISATION LLC++##(p)                                     0.23        04/19/2010           499,770
      750,000  CHARTA LLC++##(p)                                                           0.19        04/19/2010           749,820
    1,000,000  CHARTA LLC++##(p)                                                           0.20        04/07/2010           999,830
    1,000,000  CHARTA LLC++##(p)                                                           0.20        04/13/2010           999,790
      250,000  CHARTA LLC++##(p)                                                           0.20        05/03/2010           249,917
    2,000,000  CHARTA LLC++##(p)                                                           1.00        03/17/2010         1,999,860
      500,000  CIESCO LLC++##(p)                                                           0.19        04/13/2010           499,895
    1,000,000  CIESCO LLC++##(p)                                                           0.20        04/05/2010           999,850
      250,000  CIESCO LLC++##(p)                                                           0.20        05/05/2010           249,915
      600,000  CIESCO LLC++##(p)                                                           0.20        05/03/2010           599,802
      300,000  CIESCO LLC++##(p)                                                           0.20        05/04/2010           299,898
    1,000,000  CITIBANK CREDIT CARD ISSUANCE TRUST++##(p)                                  0.17        03/08/2010           999,910
    1,000,000  CITIBANK CREDIT CARD ISSUANCE TRUST++##(p)                                  0.25        03/04/2010           999,950
    2,000,000  CLIPPER RECEIVABLES COMPANY LLC++##(p)                                      0.22        04/23/2010         1,999,620
    2,000,000  CLIPPER RECEIVABLES COMPANY LLC++##(p)                                      0.23        03/25/2010         1,999,880
    1,000,000  COMMONWEALTH BANK OF AUSTRALIA++##                                          0.20        05/10/2010           999,640
      500,000  CONCORD MINUTEMEN CAPITAL COMPANY++##(p)                                    0.45        04/15/2010           499,785
      250,000  CRC FUNDING LLC++##(p)                                                      0.19        04/16/2010           249,945
      750,000  CRC FUNDING LLC++##(p)                                                      0.19        04/14/2010           749,842
    1,000,000  CRC FUNDING LLC++##(p)                                                      0.20        04/09/2010           999,820
      750,000  CRC FUNDING LLC++##(p)                                                      0.20        05/03/2010           749,753
    2,000,000  CRC FUNDING LLC++##(p)                                                      1.00        03/16/2010         1,999,860
    2,000,000  CROWN POINT CAPITAL COMPANY++##(p)                                          0.45        04/09/2010         1,999,260
    1,000,000  CROWN POINT CAPITAL COMPANY++##(p)                                          0.45        04/15/2010           999,570
    1,000,000  CROWN POINT CAPITAL COMPANY++##(p)                                          0.45        04/21/2010           999,520
    2,000,000  DANSKE CORPORATION++##                                                      0.20        03/29/2010         1,999,680
      750,000  DEXIA DELAWARE##                                                            0.15        03/02/2010           749,985
    1,000,000  DEXIA DELAWARE##                                                            0.16        03/04/2010           999,980

                   214 Wells Fargo Advantage Master Portfolios


                                     Portfolio of Investments--February 28, 2010

SHORT-TERM INVESTMENT PORTFOLIO

  PRINCIPAL    SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
-------------  ---------------------------------------------------------------------  -------------  -------------  ---------------
COMMERCIAL PAPER (continued)
$     500,000  DEXIA DELAWARE##                                                            0.26%       03/10/2010   $       499,975
    1,000,000  DEXIA DELAWARE##                                                            0.36        03/01/2010           999,990
    1,000,000  DNB NOR BANK ASA++##                                                        0.27        05/28/2010           999,510
      750,000  EBBETS FUNDING LLC++##(p)                                                   0.48        03/23/2010           749,812
      750,000  EBBETS FUNDING LLC++##(p)                                                   0.49        03/25/2010           749,798
      400,000  ENTERPRISE FUNDING LLC++##(p)                                               0.17        03/18/2010           399,972
      300,000  ENTERPRISE FUNDING LLC++##(p)                                               0.19        04/21/2010           299,922
    2,000,000  ENTERPRISE FUNDING LLC++##(p)                                               0.22        03/25/2010         1,999,800
    1,000,000  GDF SUEZ++##                                                                0.17        03/22/2010           999,880
      250,000  GEMINI SECURITIZATION CORPORATION LLC++##(p)                                0.19        04/19/2010           249,885
    1,000,000  GEMINI SECURITIZATION CORPORATION LLC++##(p)                                0.19        04/29/2010           999,440
      500,000  GOTHAM FUNDING CORPORATION++##(p)                                           0.17        03/23/2010           499,890
      727,000  GOTHAM FUNDING CORPORATION++##(p)                                           0.18        03/24/2010           726,832
      400,000  GOVCO LLC++##(p)                                                            0.20        04/28/2010           399,784
    1,000,000  GOVCO LLC++##(p)                                                            0.20        05/11/2010           999,300
    1,000,000  GOVCO LLC++##(p)                                                            1.00        03/04/2010           999,950
    2,000,000  GRAMPIAN FUNDING++##(p)                                                     0.26        04/23/2010         1,999,380
    1,000,000  GRAMPIAN FUNDING++##(p)                                                     0.26        05/20/2010           999,470
      500,000  GRAMPIAN FUNDING++##(p)                                                     0.29        04/15/2010           499,865
    1,000,000  GRAMPIAN FUNDING++##(p)                                                     0.30        04/08/2010           999,780
      250,000  ICICI BANK LIMITED (BAHRAIN)##                                              0.50        07/15/2010           249,573
    1,000,000  ICICI BANK LIMITED (BAHRAIN)##                                              0.50        08/05/2010           997,850
      250,000  INTESA FUNDING LLC##                                                        0.15        03/11/2010           249,988
    2,800,000  KITTY HAWK FUNDING CORPORATION++##(p)                                       0.22        05/24/2010         2,797,732
    2,000,000  KITTY HAWK FUNDING CORPORATION++##(p)                                       0.25        03/19/2010         1,999,640
      700,000  LEGACY CAPITAL LLC++##(p)                                                   0.45        04/13/2010           699,713
    2,000,000  LEGACY CAPITAL LLC++##(p)                                                   0.45        04/22/2010         1,999,020
    1,000,000  LEXINGTON PARKER CAPITAL++##(p)                                             0.45        04/16/2010           999,560
    1,000,000  LEXINGTON PARKER CAPITAL++##(p)                                             0.45        05/11/2010           999,300
    1,000,000  LEXINGTON PARKER CAPITAL++##(p)                                             0.50        03/05/2010           999,940
    1,000,000  LIBERTY STREET FUNDING LLC++##(p)                                           0.72        03/01/2010           999,980
    1,000,000  LIBERTY STREET FUNDING LLC++##(p)                                           0.20        05/05/2010           999,370
    1,000,000  LMA AMERICAS LLC++##(p)                                                     0.18        03/22/2010           999,790
    1,000,000  LMA AMERICAS LLC++##(p)                                                     0.19        04/14/2010           999,580
    2,000,000  LMA AMERICAS LLC++##(p)                                                     0.20        03/15/2010         1,999,700
    1,000,000  LOUIS DREYFUS CORPORATION##                                                 0.00        03/01/2010         1,000,000
      500,000  LOUIS DREYFUS CORPORATION##                                                 0.32        04/16/2010           499,875
    1,000,000  MARKET STREET FUNDING LLC++##(p)                                            0.18        03/18/2010           999,930
    1,000,000  METLIFE SHORT TERM FUND++##(p)                                              0.23        04/26/2010           999,720
    1,000,000  NATIONWIDE BUILDING SOCCIETY++##                                            0.50        03/22/2010           999,880
    2,000,000  NATIONWIDE BUILDING SOCIETY++##                                             0.20        04/15/2010         1,999,460
    1,000,000  NATIONWIDE BUILDING SOCIETY++##                                             0.43        05/27/2010           999,450
    2,000,000  NATIXIS US FINANCE COMPANY##                                                0.26        04/13/2010         1,999,480
    2,000,000  NATIXIS US FINANCE COMPANY##                                                0.28        05/06/2010         1,999,220
      500,000  NIEUW AMSTERDAM RECEIVABLES CORPORATION++##(p)                              0.19        03/18/2010           499,915
      400,000  NORDEA NORTH AMERICA INCORPORATED##                                         0.16        03/17/2010           399,972
    1,000,000  PRUDENTIAL PLC++##                                                          0.23        05/12/2010           999,560
    1,000,000  PRUDENTIAL PLC++##                                                          0.29        03/24/2010           999,870
      500,000  RANGER FUNDING COMPANY LLC++##(p)                                           0.20        05/13/2010           499,810
    1,000,000  REGENCY MARKETS #1 LLC++##(p)                                               0.17        03/22/2010           999,790
    2,084,000  RHEIN-MAIN SECURITY LIMITED++##(p)                                          0.27        05/17/2010         2,082,395
      300,000  RHEINGOLD SECURITIZATION++##(p)                                             0.23        04/20/2010           299,859
    1,263,000  RHEINGOLD SECURITIZATION++##(p)                                             0.24        03/22/2010         1,262,735
      428,000  RHEINGOLD SECURITIZATION++##(p)                                             0.25        04/12/2010           427,828
    2,000,000  ROYAL PARK INVESTMENT FUNDING CORPORATION++##(p)                            0.20        03/25/2010         1,999,580
      300,000  SALISBURY RECEIVABLES COMPANY LLC++##(p)                                    0.18        04/13/2010           299,889

                   Wells Fargo Advantage Master Portfolios 215


Portfolio of Investments--February 28, 2010

SHORT-TERM INVESTMENT PORTFOLIO

  PRINCIPAL    SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
-------------  ---------------------------------------------------------------------  -------------  -------------  ---------------
COMMERCIAL PAPER (continued)
$   1,000,000  SCALDIS CAPITAL LLC++##(p)                                                  0.16%       03/08/2010   $       999,920
    2,000,000  SCALDIS CAPITAL LLC++##(p)                                                  0.22        04/13/2010         1,999,240
      800,000  SCALDIS CAPITAL LLC++##(p)                                                  0.22        04/19/2010           799,656
    1,000,000  SCALDIS CAPITAL LLC++##(p)                                                  0.23        05/12/2010           999,330
      350,000  SHEFFIELD RECEIVABLES CORPORATION++##(p)                                    0.19        04/13/2010           349,867
      300,000  SHEFFIELD RECEIVABLES CORPORATION++##(p)                                    0.19        04/28/2010           299,847
    1,000,000  SHEFFIELD RECEIVABLES CORPORATION++##(p)                                    0.20        05/05/2010           999,410
      400,000  SHEFFIELD RECEIVABLES CORPORATION++##(p)                                    0.20        05/06/2010           399,760
      500,000  SOCIETE DE PRISE PARTICIPATION DE L'ETAT++##                                0.19        05/11/2010           499,815
    1,000,000  SOCIETE DE PRISE PARTICIPATION DE L'ETAT++##                                0.21        05/18/2010           999,590
    1,000,000  SOCIETE DE PRISE PARTICIPATION DE L'ETAT++##                                0.21        06/18/2010           999,290
    2,000,000  SOCIETE FINANCEMENT DE L'ECONOMIE FRANCAISE##                               0.24        04/07/2010         1,999,560
    2,500,000  SOLITAIRE FUNDING LLC++##(p)                                                0.23        04/20/2010         2,498,925
    1,000,000  SOLITAIRE FUNDING LLC++##(p)                                                0.24        04/06/2010           999,690
    1,000,000  SOLITAIRE FUNDING LLC++##(p)                                                0.33        03/19/2010           999,830
    2,000,000  SVENSKA HANDELSBANKEN INCORPORATED##                                        0.19        04/08/2010         1,999,620
      527,000  TASMAN FUNDING INCORPORATED++##(p)                                          0.20        03/17/2010           526,910
    1,000,000  THAMES ASSET GLOBAL SECURITIES++##(p)                                       0.19        04/19/2010           999,540
    1,000,000  THAMES ASSET GLOBAL SECURITIES++##(p)                                       0.21        03/12/2010           999,880
    2,400,000  THAMES ASSET GLOBAL SECURITIES++##(p)                                       0.24        06/07/2010         2,397,456
      800,000  TOYOTA MOTOR CREDIT CORPORATION##                                           0.19        04/21/2010           799,832
      500,000  TOYOTA MOTOR CREDIT CORPORATION##                                           0.19        04/22/2010           499,890
    1,500,000  TOYOTA MOTOR CREDIT CORPORATION##                                           0.23        05/05/2010         1,499,580
      750,000  TOYOTA MOTOR CREDIT CORPORATION##                                           0.25        03/29/2010           749,854
    1,000,000  TULIP FUNDING CORPORATION++##(p)                                            0.20        04/08/2010           999,860
    2,000,000  UBS FINANCE DELAWARE LLC##                                                  0.27        04/05/2010         1,999,580
    2,000,000  UNICREDIT DELAWARE INCORPORATED++##                                         0.20        03/15/2010         1,999,800
    1,000,000  UNICREDIT DELAWARE INCORPORATED++##                                         1.00        03/11/2010           999,920
      864,678  VICTORIA FINANCE LLC(i)++####(a)##                                          0.00        09/30/2010           527,454
    1,500,000  WESTPAC SECURITIES NZ LIMITED+/-++                                          0.35        11/05/2010         1,499,700
      250,000  WINDMILL FUNDING COR++##(p)                                                 0.07        03/02/2010           249,993
    1,000,000  YORKTOWN CAPITAL LLC++##(p)                                                 0.19        04/26/2010           999,710
    1,000,000  YORKTOWN CAPITAL LLC++##(p)                                                 0.20        05/17/2010           999,600
    1,000,000  YORKTOWN CAPITAL LLC++##(p)                                                 0.23        04/20/2010           999,750
TOTAL COMMERCIAL PAPER (COST $151,351,287)                                                                              151,012,783
                                                                                                                    ---------------
MEDIUM TERM NOTES: 1.36%
    2,000,000  BNP PARIBAS US MEDIUM-TERM NOTE PROGRAM LLC+/-                              0.58        03/10/2010         2,000,158
      500,000  EKSPORTFINANS ASA+/-                                                        0.32        09/22/2010           499,730
    1,000,000  JPMORGAN CHASE & COMPANY+/-                                                 0.29        05/07/2010         1,000,533
TOTAL MEDIUM TERM NOTES (COST $3,500,310)                                                                                 3,500,421
                                                                                                                    ---------------
SECURED MASTER NOTE AGREEMENT: 2.29%
    1,700,000  CITIGROUP GLOBAL MARKETS HOLDINGS DTC MMI +/-ss(a)                          0.64        09/09/2049         1,700,000
    4,200,000  BANK OF AMERICA +/-ss(a)                                                    0.29        09/09/2034         4,200,000
TOTAL SECURED MASTER NOTE AGREEMENT (COST $5,900,000)                                                                     5,900,000
                                                                                                                    ---------------
TIME DEPOSITS: 9.11%
      800,000  BANCO BILBAO VIZCAYA LONDON                                                 0.14        03/01/2010           800,000
      800,000  BAYER HYPO-UND VEREINSBANK AG MUNICH                                        0.15        03/02/2010           800,000
    1,600,000  BANK OF IRELAND                                                             0.35        03/01/2010         1,600,000
    1,600,000  BANK OF IRELAND                                                             0.50        03/02/2010         1,599,984
    1,000,000  BNP PARIBAS PARIS                                                           0.14        03/02/2010         1,000,000
    1,000,000  DANSKE BANK A/S COPENHAGEN                                                  0.14        03/01/2010         1,000,000
      700,000  DANSKE BANK A/S COPENHAGEN                                                  0.20        03/02/2010           700,000

                   216 Wells Fargo Advantage Master Portfolios


                                     Portfolio of Investments--February 28, 2010

SHORT-TERM INVESTMENT PORTFOLIO

  PRINCIPAL    SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
-------------  ---------------------------------------------------------------------  -------------  -------------  ---------------
TIME DEPOSITS (continued)
$   2,600,000  DANSKE BANK A/S COPENHAGEN                                                  0.21%       03/01/2010   $     2,600,000
    1,500,000  DEXIA BANK GRAND CAYMAN                                                     0.22        03/05/2010         1,500,000
    2,000,000  FORTIS BANK NV SA                                                           0.18        03/01/2010         2,000,000
      750,000  FORTIS BANK NV SA                                                           0.18        03/03/2010           749,993
    1,000,000  FORTIS BANK NV SA                                                           0.18        03/04/2010           999,990
    4,300,000  KBC BANK NV BRUSSELS                                                        0.16        03/01/2010         4,300,000
    2,000,000  LLOYDS TSB BANK PLC LONDON                                                  0.14        03/01/2010         2,000,000
    1,800,000  SOCIETE GENERALE PARIS                                                      0.16        03/01/2010         1,800,000
TOTAL TIME DEPOSITS (COST $23,450,000)                                                                                   23,449,967
                                                                                                                    ---------------
BANKERS ACCEPTANCE NOTES: 1.56%
DOMESTIC BANKS: 1.56%
      500,000  BARCLAYS BANK PLC (NEW YORK)+/-                                             1.00        06/24/2010           499,780
    2,000,000  BARCLAYS BANK PLC (NEW YORK)+/-                                             0.78        11/08/2010         2,005,440
    1,500,000  BARCLAYS BANK PLC (NEW YORK)+/-                                             0.48        01/19/2011         1,500,000
                                                                                                                          4,005,220
                                                                                                                    ---------------
TOTAL BANKERS ACCEPTANCE NOTES (COST $4,000,000)
CERTIFICATES OF DEPOSIT: 6.91%
    2,000,000  ABBEY NATIONAL TREASURY SERVICES+/-                                         0.27        12/10/2010         1,999,240
    2,000,000  ABBEY NATIONAL TREASURY SERVICES+/-                                         0.26        02/14/2011         1,999,620
    1,000,000  ALLIED IRISH BANKS NORTH AMERICA INCORPORATED                               0.25        03/03/2010         1,000,000
    2,000,000  BANCO BILBAO VIZCAYA ARGENTARIA (NEW YORK)                                  0.23        04/12/2010         1,999,980
      400,000  BNP PARIBAS EURO                                                            0.23        04/12/2010           400,004
      400,000  CALYON PUTTABLE (NEW YORK)                                                  0.55        03/22/2010           400,100
    1,500,000  LLOYDS TSB BANK PLC (NEW YORK)+/-                                           0.46        11/12/2010         1,497,420
    1,000,000  LLOYDS TSB BANK PLC (NEW YORK)+/-                                           0.50        07/26/2010           999,760
    1,000,000  NORDEA BANK FINLAND PLC/NEW YORK                                            1.86        04/28/2010         1,002,750
    1,000,000  RABOBANK NEDERLAND NV+/-                                                    0.23        01/07/2011           999,160
    1,000,000  RABOBANK NEDERLAND NV (NEW YORK)+/-                                         0.23        10/19/2010         1,001,040
    1,000,000  RANGER FUNDING COMPANY LLC++                                                0.25        03/19/2010           999,920
    2,000,000  ROYAL BANK SCOTLAND PLC/GREENWICH CT+/-                                     0.84        07/16/2010         2,002,740
      500,000  SOCIETE GENERALE (NEW YORK)+/-                                              0.10        04/05/2010           499,900
    1,000,000  UNICREDIT DELAWARE INCORPORATED                                             0.27        05/04/2010         1,000,040
TOTAL CERTIFICATES OF DEPOSIT (COST $17,802,286)                                                                         17,801,674
                                                                                                                    ---------------
REPURCHASE AGREEMENTS(z): 11.25%
   11,372,642  BANK OF AMERICA NA, DATED 02/26/2010, MATURITY VALUE $11,372,756 (1)        0.12        03/01/2010        11,372,642
    6,000,000  BNP PARIBAS SECURITIES, DATED 02/26/2010, MATURITY VALUE
               $6,000,060 (2)                                                              0.12        03/01/2010         6,000,000
    6,000,000  CITIGROUP GLOBAL MARKETS, DATED 02/26/2010, MATURITY VALUE
               $6,000,060 (3)                                                              0.12        03/01/2010         6,000,000
    4,000,000  CREDIT SUISSE FIRST BOSTON CORPORATION, DATED 02/26/2010,
               MATURITY VALUE $4,000,040 (4)                                               0.12        03/01/2010         4,000,000
    1,600,000  JPMORGAN SECURITIES, DATED 02/26/2010, MATURITY VALUE $1,600,032 (5)        0.24        03/01/2010         1,600,000
TOTAL REPURCHASE AGREEMENTS (COST $28,972,642)                                                                           28,972,642
                                                                                                                    ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $259,159,982)*                                                         100.52%                                    258,824,487
OTHER ASSETS AND LIABILITIES, NET                                             (0.52)                                     (1,350,277)
                                                                             ------                                 ---------------
TOTAL NET ASSETS                                                             100.00%                                $   257,474,210
                                                                             ------                                 ---------------

                   Wells Fargo Advantage Master Portfolios 217


Portfolio of Investments--February 28, 2010

SHORT-TERM INVESTMENT PORTFOLIO

----------
+/-  Variable rate investments.

(i)  Illiquid security (unaudited).

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

ss These securities are subject to a demand feature which reduces the effective maturity.

##   Zero coupon security. Rate represents yield to maturity.

(p)  Asset-backed commercial paper.

#### This security is currently in default with regards to scheduled interest and/or principal payments.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(z)  Collateralized by:

     (1) U.S. government securities, 5.00%, 1/20/2040, market value including accrued interest is $11,713,821.

     (2) U.S. government securities, 5.50% 6/1/2033 to 4/1/2039, market value including accrued interest is $6,180,000.

     (3)  U.S. government securities, 2.90%, to 6.18%, 6/1/2018 to 3/1/2040, market value including accrued interest is $6,180,000.

     (4)  U.S. government securities, 3.50% to 16.00%, 9/1/2011 to 11/1/2047, market value including accrued interest is $4,120,023.

     (5)  Commercial papers, 0.03% to 0.15%, 3/2/2010 to 5/25/2010, market value including accrued interest is $1,632,006.

* Cost for federal income tax purposes is $259,159,982 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation   $  17,581
Gross unrealized depreciation    (353,076)
                                ---------
Net unrealized depreciation     $(335,495)

The accompanying notes are an integral part of these financial statements.

                   218 Wells Fargo Advantage Master Portfolios


                         Statements of Assets and Liabilities--February 28, 2010

                                                                                                                Short-Term
                                                                       Diversified Fixed   Diversified Stock    Investment
                                                                        Income Portfolio       Portfolio         Portfolio
                                                                       -----------------   -----------------   ------------
ASSETS
   Investments
      In unaffiliated securities (including securities on loan) ....     $2,501,636,475      $3,645,383,656    $229,851,845
      In affiliated securities .....................................        112,845,897         111,034,926               0
      In repurchase agreements .....................................                  0                   0      28,972,642
                                                                         --------------      --------------    ------------
   Total investments at value (see cost below) .....................      2,614,482,372       3,756,418,582     258,824,487
                                                                         --------------      --------------    ------------
   Segregated cash .................................................                  0           7,596,500          50,089
   Foreign currency, at value (see cost below) .....................            206,602           5,872,495               0
   Variation margin receivable on futures contracts ................                  0             197,485               0
   Receivable for investments sold .................................          7,862,728           6,476,474          75,000
   Receivables for dividends and interest ..........................         21,466,056           6,014,709          36,943
   Unrealized appreciation on forward foreign currency contracts ...          3,000,823                   0               0
                                                                         --------------      --------------    ------------
Total assets .......................................................      2,647,018,581       3,782,576,245     258,986,519
                                                                         --------------      --------------    ------------
LIABILITIES
   Payable to custodian ............................................             95,819                   0               0
   Payable for investments purchased ...............................        114,784,752           2,393,624       1,449,854
   Unrealized depreciation of forward foreign currency contracts ...          3,021,737                   0               0
   Payable upon receipt of securities loaned .......................        182,242,127         147,081,597               0
   Payable to investment advisor and affiliates ....................            435,777             655,753          19,700
   Accrued expenses and other liabilities ..........................            119,455             454,968          42,755
                                                                         --------------      --------------    ------------
Total liabilities ..................................................        300,699,667         150,585,942       1,512,309
                                                                         --------------      --------------    ------------
TOTAL NET ASSETS ...................................................     $2,346,318,914      $3,631,990,303    $257,474,210
                                                                         ==============      ==============    ============
Investments, at cost ...............................................     $2,548,975,327      $3,689,987,903    $259,159,982
                                                                         --------------      --------------    ------------
Foreign currencies, at cost ........................................     $      208,332      $    5,895,678    $          0
                                                                         --------------      --------------    ------------
Securities on loan, at value .......................................     $  175,586,994      $  143,111,803    $          0
                                                                         --------------      --------------    ------------

The accompanying notes are an integral part of these financial statements.

                   Wells Fargo Advantage Master Portfolios 219


Statements of Operations--For the Year Ended February 28, 2010

                                                                                                               Short-Term
                                                                       Diversified Fixed   Diversified Stock   Investment
                                                                        Income Portfolio       Portfolio        Portfolio
                                                                       -----------------   -----------------   ----------
INVESTMENT INCOME
   Dividends(1) ....................................................     $          0        $  44,464,130      $      0
   Interest ........................................................       57,211,590                4,551       654,483
   Income from affiliated securities ...............................          662,769              115,563             0
   Securities lending ..............................................          297,487            1,077,425             0
   Other income ....................................................          252,442                    0             0
                                                                         ------------        -------------      --------
Total investment income ............................................       58,424,288           45,661,669       654,483
                                                                         ------------        -------------      --------
EXPENSES
   Advisory fees ...................................................        4,413,581            7,563,638       162,392
   Custody fees ....................................................          306,955            1,030,455        21,512
   Accounting fees .................................................           61,630               87,653        17,094
   Professional fees ...............................................           61,268               81,381        49,682
   Shareholder reports .............................................            5,547                8,811         2,671
   Trustees' fees ..................................................           12,707               12,707        12,707
   Other fees and expenses .........................................           16,326               89,590         2,193
                                                                         ------------        -------------      --------
Total expenses .....................................................        4,878,014            8,874,235       268,251
                                                                         ------------        -------------      --------
LESS
   Waived fees and/or reimbursed expenses ..........................         (530,724)          (1,789,850)       (2,911)
   Net expenses ....................................................        4,347,290            7,084,385       265,340
                                                                         ------------        -------------      --------
Net investment income ..............................................       54,076,998           38,577,284       389,143
                                                                         ------------        -------------      --------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
NET REALIZED GAIN (LOSS) FROM
   Unaffiliated securities, foreign currencies and foreign currency
      translation ..................................................       (1,282,878)        (131,767,359)        2,037
   Affiliated securities ...........................................                0             (492,278)            0
   Forward foreign currency contracts ..............................        2,380,817                    0             0
   Futures transactions ............................................                0           12,242,198             0
                                                                         ------------        -------------      --------
Net realized gain and loss from investments ........................        1,097,939         (120,017,439)        2,037
                                                                         ------------        -------------      --------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
   Unaffiliated securities, foreign currencies and foreign currency
      translation ..................................................       62,192,226          930,064,148       144,598
   Affiliated securities ...........................................          676,746            4,015,692             0
   Forward foreign currency contracts ..............................            4,820                    0             0
   Futures transactions ............................................                0             (581,765)            0
                                                                         ------------        -------------      --------
Net change in unrealized appreciation (depreciation) of
   investments .....................................................       62,873,792          933,498,075       144,598
                                                                         ------------        -------------      --------
Net realized and unrealized gain (loss) on investments .............       63,971,731          813,480,636       146,635
                                                                         ------------        -------------      --------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...............     $118,048,729        $ 852,057,920      $535,778
                                                                         ============        =============      ========
1. Net of foreign withholding taxes of .............................     $          0        $   1,837,402      $      0

The accompanying notes are an integral part of these financial statements.

                   220 Wells Fargo Advantage Master Portfolios


                                             Statements of Changes in Net Assets

                                                                                     DIVERSIFIED FIXED INCOME PORTFOLIO
                                                                                   -------------------------------------
                                                                                        For the             For the
                                                                                       Year Ended          Year Ended
                                                                                   February 28, 2010   February 28, 2009
                                                                                   -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets ........................................................    $  919,283,899       $ 747,540,015
OPERATIONS
   Net investment income .......................................................        54,076,998          36,176,148
   Net realized gain (loss) on investments .....................................         1,097,939           1,789,986
   Net change in unrealized appreciation (depreciation) of investments .........        62,873,792         (35,911,700)
                                                                                    --------------       -------------
Net increase (decrease) in net assets resulting from operations ................       118,048,729           2,054,434
                                                                                    --------------       -------------
CAPITAL SHARES TRANSACTIONS
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
   Contributions ...............................................................     1,423,774,624         393,316,244
   Withdrawals .................................................................      (114,788,338)       (223,626,794)
                                                                                    --------------       -------------
Net increase (decrease) from transactions in investors' beneficial interests ...     1,308,986,286         169,689,450
                                                                                    --------------       -------------
NET INCREASE (DECREASE) IN NET ASSETS ..........................................     1,427,035,015         171,743,884
                                                                                    ==============       =============
ENDING NET ASSETS ..............................................................    $2,346,318,914       $ 919,283,899
                                                                                    ==============       =============

The accompanying notes are an integral part of these financial statements.

                   Wells Fargo Advantage Master Portfolios 221


Statements of Changes in Net Assets

     DIVERSIFIED STOCK PORTFOLIO           SHORT-TERM INVESTMENT PORTFOLIO
-------------------------------------   -------------------------------------
     For the             For the             For the             For the
    Year Ended          Year Ended          Year Ended          Year Ended
February 28, 2010   February 28, 2009   February 28, 2010   February 28, 2009
-----------------   -----------------   -----------------   -----------------

 $1,113,789,546      $1,472,810,890       $ 92,312,693        $124,923,826

     38,577,284          29,233,113            389,143           2,814,186
   (120,017,439)        (16,856,219)             2,037              (4,661)
    933,498,075        (842,184,297)           144,598            (371,694)
 --------------      --------------       ------------        ------------
    852,057,920        (829,807,403)           535,778           2,437,831
 --------------      --------------       ------------        ------------

  2,100,503,527         693,000,297        180,541,973          61,740,164
   (434,360,690)       (222,214,238)       (15,916,234)        (96,789,128)
 --------------      --------------       ------------        ------------
  1,666,142,837         470,786,059        164,625,739         (35,048,964)
 --------------      --------------       ------------        ------------
  2,518,200,757        (359,021,344)       165,161,517         (32,611,133)
 ==============      ==============       ============        ============
 $3,631,990,303      $1,113,789,546       $257,474,210        $ 92,312,693
 ==============      ==============       ============        ============

                   222 Wells Fargo Advantage Master Portfolios


                                                            Financial Highlights

                                                    Ratio to Average
                                                 Net Assets (Annualized)
                                          ------------------------------------               Portfolio
                                          Net Investment     Gross       Net       Total     Turnover
                                           Income (Loss)   Expenses   Expenses   Return(1)    Rate(3)
                                          --------------   --------   --------   ---------   ---------
DIVERSIFIED FIXED INCOME PORTFOLIO
March 1, 2009 to February 28, 2010 ....        3.47%         0.31%      0.28%      10.44%       113%
March 1, 2008 to February 28, 2009 ....        4.18%         0.35%      0.35%       0.00%        51%
March 1, 2007 to February 29, 2008 ....        4.54%         0.35%      0.35%       9.56%        84%
June 26, 2006(2) to February 28,
   2007 ...............................        4.52%         0.37%      0.36%       6.70%       165%

DIVERSIFIED STOCK PORTFOLIO
March 1, 2009 to February 28, 2010 ....        1.66%         0.38%      0.31%      66.83%        22%
March 1, 2008 to February 28, 2009 ....        2.02%         0.43%      0.42%     (46.36)%       29%
March 1, 2007 to February 29, 2008 ....        1.66%         0.43%      0.43%      (2.23)%       29%
June 26, 2006(2) to February 28,
   2007 ...............................        1.25%         0.44%      0.43%      16.12%        87%

SHORT-TERM INVESTMENT PORTFOLIO
March 1, 2009 to February 28, 2010 ....        0.24%         0.17%      0.16%       0.45%        NA
March 1, 2008 to February 28, 2009 ....        2.32%         0.19%      0.18%       0.92%        NA
March 1, 2007 to February 29, 2008 ....        4.99%         0.17%      0.16%       4.81%        NA
June 26, 2006(2) to February 28,
   2007 ...............................        5.21%         0.18%      0.17%       4.00%        NA

----------
(1.) Total return calculations would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than one year are not annualized.

(2.) Commencement of operations.

(3.) Portfolio turnover rates presented for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

                   Wells Fargo Advantage Master Portfolios 223


Notes to Financial Statements

1. ORGANIZATION

Wells Fargo Master Trust (the "Trust") is an open-end investment management company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). These financial statements report on the following funds: Wells Fargo Advantage Diversified Fixed Income Portfolio ("Diversified Fixed Income Portfolio"), Wells Fargo Advantage Diversified Stock Portfolio ("Diversified Stock Portfolio") and Wells Fargo Advantage Short-Term Investment Portfolio ("Short-Term Investment Portfolio") (each, a "Fund", collectively, the "Funds").

Interests in the Funds are sold without any sales charge in private placement transactions to qualified investors, including open-end investment management companies.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of each Fund, are in conformity with U.S. Generally Accepted Accounting Principles ("GAAP") which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Management has considered the circumstances under which the Funds should recognize or make disclosures regarding events or transactions occurring subsequent to the balance sheet date through the date the financial statements are issued. Adjustments or additional disclosures, if any, have been included in these financial statements.

SECURITIES VALUATION

Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the NASDAQ, the bid price will be used. In the absence of any sale of securities listed on the NASDAQ, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed "stale" and the valuations will be determined in accordance with the Funds' Fair Valuation Procedures.

Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Depending on market activity, such fair valuations may be frequent. In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.

Certain fixed income securities with maturities exceeding 60 days are valued by using a pricing service approved by the Trust's Board of Trustees. This service uses market prices as quoted by an independent pricing service or by dealers in these securities when, in the service's judgment, these prices are readily available and are representative of the securities' fair values. For some securities, such prices are not readily available. These securities will generally be fair valued using the methods which may include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue; indications as to values from dealers in securities, trading characteristics and general market conditions.

Debt securities of sufficient credit quality with original maturities of 60 days or less and any collateral received from securities lending invested in securities, generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates fair value.

Investments in open-end mutual funds are valued at net asset value.

                   224 Wells Fargo Advantage Master Portfolios


                                                   Notes to Financial Statements

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

The valuation techniques used by the Funds to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rates of exchange at the date of valuation. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities, at fiscal period-end, resulting in changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities at fiscal period-end are not separately presented. Such changes are recorded with net realized and unrealized gain from investments. Gains and loses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

REPURCHASE AGREEMENTS

The Funds may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Funds Management, LLC. The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian's responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to a Fund in the event that such Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which a Fund seeks to assert its rights.

FORWARD FOREIGN CURRENCY CONTRACTS

Certain Funds may be subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on foreign currency related transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund's maximum risk of loss from counterparty credit risk is the unrealized gains or losses on the contracts. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty.

SECURITY LOANS

The Funds may loan securities in return for securities, irrevocable letters of credit or cash collateral, which is invested in various short-term fixed income securities. A Fund may receive compensation for lending securities in the form of fees payable by the borrower or by retaining a portion of interest on the investment securities purchased with cash received as collateral (after payment of a "broker rebate fee" to the borrower). A Fund also continues to receive interest or dividends on the securities loaned. Security loans are secured at all times by collateral, although the loans may not be fully supported at all times if, for example, the instruments in which cash collateral is invested decline in value or the borrower fails to provide additional collateral when required in a timely manner or at all. The collateral is equal to at least 102% of the market value of the securities loaned plus accrued interest when the transaction is entered into. Cash collateral received by a Fund pursuant to these loans generally is invested on behalf of the Fund by the securities

                   Wells Fargo Advantage Master Portfolios 225


Notes to Financial Statements

lending agent in securities that, at the time of investment, are considered high-quality short-term debt investments (including money market instruments) and have been evaluated and approved by the Fund's adviser and are permissible investments for the Fund. Cash collateral is invested on behalf of a Fund through a joint account and the Fund is entitled to the gains and bears the losses on such investments. The net asset value of a Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of instruments purchased with cash collateral. Another risk from securities lending is that the borrower may not provide additional collateral when required or return the securities when due or when called for by the Fund. In either case, a Fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities.

Wells Fargo Bank, N.A., currently acts as the securities lending agent for the Funds, subject to the overall supervision of the Funds' investment adviser, and has delegated its duties as securities lending agent to an affiliated sub-agent for certain funds and to an unaffiliated sub-agent for other funds. Pursuant to an exemptive order granted by the SEC and subject to compliance with its conditions, Wells Fargo Bank, N.A. under a contract is entitled to receive for its services 25% of the revenues earned on the securities lending activities and incurs all expenses. Wells Fargo Bank, N.A. pays all or part of its portion of the revenues generated by securities lending activities to the sub-agents as compensation for their services as sub-agents. The securities lending agent may make payments to borrowers and placing brokers that are not affiliated, directly or indirectly, with the Trust, the adviser or the distributor. For the year ended February 28, 2010, Wells Fargo Bank, N.A. waived its share of revenues earned on securities lending activities. Such waivers by Wells Fargo Bank, N.A. have the impact of increasing securities lending income on the Statements of Operations. The value of the securities on loan and the liability to return the collateral at February 28, 2010 are shown on the Statements of Assets and Liabilities.

FUTURES CONTRACTS

Certain Funds may be subject to equity price risk in the normal course of pursuing its investment objectives. The Funds may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

STRUCTURED INVESTMENT VEHICLES

The Funds may invest in structured debt securities, such as those issued by Structured Investment Vehicles ("SIVs"). SIVs invest in a diversified pool of underlying securities, which may include finance company debt and structured finance assets, residential mortgage-backed securities, commercial mortgage-backed securities, collateralized loan obligations, collateralized debt obligations and other asset backed securities. The ability of a SIV to repay debt depends primarily on the cash collections received from the SIV's underlying asset portfolio, which may include certain assets such as subprime mortgages that are subject to heightened risks of credit quality or market value deterioration under the continuing adverse conditions in the U.S. credit markets, and on the ability to obtain short-term funding through the issuance of new debt. Investments in these securities present increased credit and liquidity risks as there could be losses to a Fund in the event of credit or market value deterioration in a SIV's underlying portfolio, mismatches in the timing of the cash flows of the underlying asset interests and the repayment obligations of maturing securities issued by a SIV, or a SIV's inability to issue new debt.

As of February 28, 2010, the Funds owned certain of these types of structured securities in the amounts shown in the table. For Diversified Fixed Income Portfolio and Diversified Stock Portfolio, these securities were originally purchased by the securities lending agent on behalf of the Fund through a joint account with cash collateral received by the Fund. For Short-Term

                   226 Wells Fargo Advantage Master Portfolios


                                                   Notes to Financial Statements

Investment Portfolio, these securities were purchased as a direct investment of the Fund. Although considered high-quality, short-term money market instruments when originally purchased, the SIVs are now in payment default or have been restructured and are valued at fair value as shown in the Portfolio of Investments.

                                     Defaulted/Restructured
                                          SIVs ($Value)       % of Net Assets
                                     ----------------------   ---------------
DIVERSIFIED FIXED INCOME PORTFOLIO         $3,863,378               0.16
DIVERSIFIED STOCK PORTFOLIO                 7,330,925               0.20
SHORT-TERM INVESTMENT PORTFOLIO               527,454               0.20

In a securities lending transaction, the net asset value of Diversified Fixed Income Portfolio and Diversified Stock Portfolio will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of instruments in which cash collateral is invested. Thus, the current net asset value of Diversified Fixed Income Portfolio and Diversified Stock Portfolio reflects the current valuations assigned to the restructured SIVs that were purchased on its behalf through the investment of cash collateral. Fluctuations in the values of restructured SIVs generate unrealized gains or losses for a Fund, which are reflected in the Fund's Statement of Assets and Liabilities.

The amount of securities lending activity undertaken by Diversified Fixed Income Portfolio and Diversified Stock Portfolio fluctuates from time to time. After the occurrence of a default or impairment of a SIV purchased in a joint account by the securities lending agent, as the various participating Funds' lending activity fluctuated, their ratable interest in the joint account, including their ratable exposure to the defaulted or impaired SIVs would fluctuate depending on the relative activity of each participating Fund. In order to eliminate the fluctuation of the various Funds' ratable exposure to the defaulted or impaired SIVs, the adviser to the Funds recommended to the Board of Trustees, and the Board of Trustees approved, actions designed to fix the allocation of percentage ownership in defaulted or impaired SIVs among all funds participating in securities lending ("side pocketing") based on each Fund's percentage ownership of the total cash collateral investment joint account as of the date the fixed allocation is implemented. Accordingly, on February 13, 2009 a side pocketing occurred, which fixed each of Diversified Fixed Income Portfolio and Diversified Stock Portfolio's ownership of defaulted or impaired SIVs in the joint account based on each such Fund's percentage ownership of the joint account as of such date.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

FEDERAL AND OTHER TAXES

Each Fund of the Trust is treated as a separate entity for federal income tax purposes. The Funds of the Trust are not required to pay federal income taxes on their net investment income and net capital gain as they are treated as partnerships for federal income tax purposes. All interest, dividends, gains and losses of a Fund are deemed to have been "passed through" to the interestholders in proportion to their holdings of the Fund regardless of whether such interest, dividends and gains have been distributed by the Fund.

Each Fund's income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities.

                   Wells Fargo Advantage Master Portfolios 227


Notes to Financial Statements

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund's investments. These inputs are summarized into three broad levels as follows:

-    Level 1 - quoted prices in active markets for identical investments

- Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

- Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in these securities.

The following is a summary of the inputs used as of February 28, 2010 in valuing the Funds' investments in securities:

                                                                    Significant Other    Significant
                                                    Quoted Prices   Observable Inputs   Unobservable
INVESTMENTS IN SECURITIES                             (Level 1)         (Level 2)         (Level 3)         Total
-------------------------                          --------------   -----------------   ------------   --------------
DIVERSIFIED FIXED INCOME PORTFOLIO
   CORPORATE DEBT SECURITIES                       $            0     $  696,625,512     $3,863,378    $  700,488,890
   DEBT SECURITIES ISSUED BY FOREIGN GOVERNMENTS                0        574,257,736              0       574,257,736
   DEBT SECURITIES ISSUED BY STATES IN THE U.S.
      AND ITS POLITICAL SUBDIVISIONS                            0         23,262,375              0        23,262,375
   DEBT SECURITIES ISSUED BY U.S. TREASURY
      AND U.S. GOVERNMENT AGENCIES                    466,318,905        698,314,072              0     1,164,632,977
   SHORT-TERM INVESTMENTS                             107,116,934         44,723,460              0       151,840,394
                                                   --------------     --------------     ----------    --------------
                                                   $  573,435,839     $2,037,183,155     $3,863,378    $2,614,482,372
DIVERSIFIED STOCK PORTFOLIO
   EQUITY SECURITIES
      COMMON STOCKS                                $3,470,933,940     $    6,260,735     $  722,454    $3,477,917,129
      PREFERRED STOCKS                                 32,390,058                  0              0        32,390,058
      RIGHTS                                               11,056                  0          8,450            19,506
      WARRANTS                                             15,549                  0              0            15,549
   CORPORATE DEBT SECURITIES                                    0         91,192,783      7,330,925        98,523,708
   DEBT SECURITIES ISSUED BY STATES IN THE U.S.
      AND ITS POLITICAL SUBDIVISIONS                            0         24,371,820              0        24,371,820
   SHORT-TERM INVESTMENTS                             107,815,350         15,365,462              0       123,180,812
                                                   --------------     --------------     ----------    --------------
                                                   $3,611,165,953     $  137,190,800     $8,061,829    $3,756,418,582
SHORT-TERM INVESTMENT PORTFOLIO
   COMMERCIAL PAPER                                $            0     $  160,184,593     $  527,454    $  160,712,047
   CORPORATE DEBT SECURITIES                                    0          7,393,338              0         7,393,338
   DEBT SECURITIES ISSUED BY STATES IN THE U.S.
      AND ITS POLITICAL SUBDIVISIONS                            0         19,291,000              0        19,291,000
   DEBT SECURITIES ISSUED BY U.S. TREASURY
      AND U.S. GOVERNMENT AGENCIES                              0            997,863              0           997,863
   REPURCHASE AGREEMENTS                                        0         28,972,642              0        28,972,642
   OTHER                                                        0         41,457,597              0        41,457,597
                                                   --------------     --------------     ----------    --------------
                                                   $            0     $  258,297,033     $  527,454    $  258,824,487

                   228 Wells Fargo Advantage Master Portfolios


                                                   Notes to Financial Statements

As of February 28, 2010, the inputs used in valuing the Fund's other financial instruments,* which are carried at fair value, were as follows:

                                                     Significant Other    Significant
                                     Quoted Prices   Observable Inputs   Unobservable
                                       (Level 1)         (Level 2)         (Level 3)       Total
                                     -------------   -----------------   ------------   ----------
DIVERSIFIED FIXED INCOME PORTFOLIO    $       0          $(20,914)            $0        $ (20,914)
DIVERSIFIED STOCK PORTFOLIO            (901,097)                0              0         (901,097)

*    Other financial instruments include futures and forwards.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

                                                                Corporate debt
                                                                  securities
                                                                --------------
DIVERSIFIED FIXED INCOME PORTFOLIO
BALANCE AS OF FEBRUARY 28, 2009                                   $ 4,489,374
   Realized gain (loss)                                            (3,077,239)
   Change in unrealized appreciation (depreciation)                 3,995,740
   Net purchases (sales)                                           (1,212,026)
   Net transfer in (out) of Level 3                                  (332,471)
BALANCE AS OF FEBRUARY 28, 2010                                   $ 3,863,378
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) RELATING
   TO SECURITIES HELD AT THE END OF REPORTING PERIOD              $    85,216

                                                                  Common               Corporate debt
                                                                  stocks     Rights      securities
                                                                ---------   --------   --------------
DIVERSIFIED STOCK PORTFOLIO
BALANCE AS OF FEBRUARY 28, 2009                                 $ 621,200   $ 30,826    $10,773,006
   Realized gain (loss)                                                 0          0     (4,770,171)
   Change in unrealized appreciation (depreciation)                27,897    (13,962)     5,726,264
   Net purchases (sales)                                          441,262      7,183     (4,398,174)
   Net transfer in (out) of Level 3                              (367,905)   (15,597)             0
BALANCE AS OF FEBRUARY 28, 2010                                 $ 722,454   $  8,450    $ 7,330,925
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) RELATING
   TO SECURITIES HELD AT THE END OF REPORTING PERIOD            $ (18,442)  $      0    $   303,787

                                                               Corporate debt
                                                                 securities        Other
                                                               --------------   ------------
SHORT TERM INVESTMENT PORTFOLIO
BALANCE AS OF FEBRUARY 28, 2009                                  $ 4,190,391    $ 1,985,336
   Realized gain (loss)                                                    0            625
   Change in unrealized appreciation (depreciation)                   87,061         14,039
   Net purchases (sales)                                          (3,749,998)    (2,000,000)
BALANCE AS OF FEBRUARY 28, 2010                                  $   527,454    $         0
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) RELATING TO
   SECURITIES HELD AT THE END OF REPORTING PERIOD                $    77,819    $         0

                   Wells Fargo Advantage Master Portfolios 229


Notes to Financial Statements

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

ADVISORY FEES

The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC ("Funds Management"). The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-adviser, who is responsible for day-to-day portfolio management.

Funds Management is paid an annual advisory fee starting at 0.30% and declining to 0.24% as the average daily net assets of Diversified Fixed Income Portfolio increases. Prior to October 1, 2009, Diversified Fixed Income Portfolio paid an advisory fee starting at 0.30% and declining to 0.25% as its average daily net assets increased. Funds Management is paid an annual advisory fee starting at 0.35% and declining to 0.29% as the average daily net assets of Diversified Stock Portfolio increases. Prior to October 1, 2009, Diversified Stock Portfolio paid an advisory fee starting at 0.35% and declining to 0.30% as its average daily net assets increased. For the year ended February 28, 2010, the advisory fee was equivalent to an annual rate of 0.28% and 0.33% for Diversified Fixed Income Portfolio and Diversified Stock Portfolio, respectively. Short-Term Investment Portfolio pays an advisory fee at an annual rate of 0.10% of its average daily net assets.

Funds Management may retain the services of certain investment sub-advisers to provide daily portfolio management. The fees related to sub-advisory services are borne directly by the adviser and do not increase the overall fees paid by a Fund to the adviser.

Wells Capital Management Incorporated, an affiliate of Funds Management and indirect wholly owned subsidiary of Wells Fargo & Company, is the sub-adviser to the Short-Term Investment Portfolio.

SSgA Funds Management Incorporated is the sub-adviser to Diversified Fixed Income Portfolio and Diversified Stock Portfolio.

Funds Management has contractually waived and/or reimbursed advisory fees during the year ended February 28, 2010 necessary to maintain certain net operating expense ratios for the Funds.

CUSTODY AND FUND ACCOUNTING FEES

State Street Bank and Trust Company ("State Street") provides custody and fund accounting services to the Funds. For providing custody services, State Street is entitled to an annual asset-based fee for domestic and global custody services for the Funds. For providing fund accounting services to the Funds, State Street is entitled to receive annual asset-based fees and is reimbursed for out-of-pocket expenses incurred for providing these services.

Prior to October 5, 2009, Wells Fargo Bank, N.A. provided custody services to the Funds and received a monthly fee at an annual rate of 0.02% of the average daily net assets of each Fund. PNC Global Investment Servicing ("PNC") served as fund accountant for the Trust prior to October 5, 2009 and received an annual asset-based fee and an annual fixed fee from each Fund. PNC was also reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date) and U.S. Government obligations for the year ended February 28, 2010, were as follows:

                                     Purchases at Cost   Sales Proceeds
                                     -----------------   --------------
DIVERSIFIED FIXED INCOME PORTFOLIO     $3,145,655,068    $1,728,148,408
DIVERSIFIED STOCK PORTFOLIO             2,134,741,251       494,242,167

6. DERIVATIVE TRANSACTIONS

During the year ended February 28, 2010, the Diversified Fixed Income Portfolio entered into forward foreign currency exchange contracts for hedging purposes.

                   230 Wells Fargo Advantage Master Portfolios


                                                   Notes to Financial Statements

At February 28, 2010 the Diversified Fixed Income Portfolio had forward foreign currency exchange contracts outstanding as follows:

Forward Foreign Currency Exchange Contracts to Buy:

                                                                      Net Unrealized
 Exchange                             U.S. Value at     In Exchange   Appreciation/
   Date      Contracts to Receive   February 28, 2010    for U.S. $   (Depreciation)
 --------    --------------------   -----------------   -----------   --------------
03/05/2010         1,025,000 AUD       $   918,511      $   926,631    $    (8,120)
03/05/2010         1,900,000 CAD         1,805,735        1,811,402         (5,667)
03/05/2010         3,600,000 DKK           658,656          708,137        (49,481)
03/05/2010        20,900,000 EUR        28,458,448       30,164,408     (1,705,960)
06/04/2010         3,000,000 EUR         4,084,411        4,086,150         (1,739)
03/05/2010         4,900,000 GBP         7,471,465        7,928,862       (457,397)
06/04/2010         1,000,000 GBP         1,523,859        1,524,400           (541)
03/05/2010     2,760,000,000 JPY        31,065,467       30,221,787        843,680
06/04/2010       450,000,000 JPY         5,067,422        5,064,032          3,390
03/05/2010         4,000,000 SEK           561,027          562,833         (1,806)
06/04/2010         1,000,000 SEK           140,280          137,933          2,347

Forward Foreign Currency Exchange Contracts to Sell:

                                                                      Net Unrealized
 Exchange                             U.S. Value at     In Exchange   Appreciation/
   Date      Contracts to Deliver   February 28, 2010    for U.S. $   (Depreciation)
 --------    --------------------   -----------------   -----------   --------------
03/05/2010         1,025,000 AUD       $   918,510      $   914,558     $   (3,952)
03/05/2010         1,900,000 CAD         1,805,735        1,806,799          1,064
03/05/2010         3,600,000 DKK           658,656          702,864         44,208
03/05/2010        20,900,000 EUR        28,458,448       30,152,908      1,694,460
03/05/2010         4,900,000 GBP         7,471,465        7,881,353        409,888
03/05/2010     2,760,000,000 JPY        31,065,467       30,278,393       (787,074)
03/05/2010         4,000,000 SEK           561,026          562,812          1,786

The Fund had average market values of $31,420,748 and $27,265,432 in forward foreign currency exchange contracts to buy and forward foreign currency exchange contracts to sell, respectively, during the year ended February 28, 2010.

During the year ended February 28, 2010, the Diversified Stock Portfolio entered into futures contracts for hedging purposes.

At February 28, 2010 Diversified Stock Portfolio had long futures contracts outstanding as follows:

                                                       Initial     Net Unrealized
Expiration                                             Contract     Appreciation/
   Date      Contracts              Type                Amount     (Depreciation)
----------   ---------   -------------------------   -----------   --------------
March 2010    332 Long   MSCI EAFE Index Long        $26,393,482    $(1,515,062)
March 2010    381 Long   S&P 500 Index Long           21,248,799       (229,029)
March 2010    311 Long   S&P MidCap 400 Index Long    22,486,547        455,923
March 2010    340 Long   Russell 2000 Index Long      20,961,529        387,071

Diversified Stock Portfolio had an average contract amount of $52,595,453 in futures contracts during the year ended February 28, 2010.

The fair value, realized gains or losses and change in unrealized gains or losses on derivative instruments for each of Diversified Fixed Income Portfolio and Diversified Stock Portfolio are reflected in the appropriate financial statements.

                   Wells Fargo Advantage Master Portfolios 231


Notes to Financial Statements

7. INDEMNIFICATION

Under the Trust's organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated.

8. NEW ACCOUNTING PRONOUNCEMENT

In January 2010, the Financial Accounting Standards Board ("FASB") issued an Accounting Standards Update on "IMPROVING DISCLOSURES ABOUT FAIR VALUE MEASUREMENTS" which will require reporting entities to make new disclosures about the amount and reasons for significant transfers into and out of Level 1 and Level 2 fair value measurements, the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements and information on purchases, sales, issuances, and settlements on a gross basis in the reconciliation of Level 3 fair value measurements. Except for the detailed Level 3 roll forward disclosures, the disclosures are effective for annual and interim reporting periods beginning after December 15, 2009. The new disclosures about purchases, sales, issuances, and settlements in the roll forward activity for Level 3 fair value measurements are effective for interim and annual reporting periods beginning after December 15, 2010. Management of the Fund is currently evaluating the implications of this Accounting Standards Update and any impacts on the financial statements.

                   232 Wells Fargo Advantage Master Portfolios


                         Report of Independent Registered Public Accounting Firm

BOARD OF TRUSTEES AND INTERESTHOLDERS OF WELLS FARGO MASTER TRUST:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the Wells Fargo Advantage Diversified Fixed Income Portfolio, Wells Fargo Advantage Diversified Stock Portfolio, and the Wells Fargo Advantage Short-Term Investment Portfolio, three of the portfolios constituting the Wells Fargo Master Trust (collectively the "Portfolios"), as of February 28, 2010, and the related statements of operations for the year then ended, statements of changes in net assets for each of the years in the two year period then ended, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 2010, by correspondence with custodian and brokers, or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the aforementioned Portfolios of Wells Fargo Master Trust as of February 28, 2010, the results of their operations for the year then ended, and the changes in their net assets for each of the years in the two year period then ended, and the financial highlights for the periods presented, in conformity with U.S. generally accepted accounting principles.


                                        (KPMG LLP)

Boston, Massachusetts
April 27, 2010

              Wells Fargo Advantage Dow Jones Target Date Funds 233


Other Information (Unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at www.wellsfargo.com/advantagefunds, or visiting the SEC Web site at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Funds' Web site at www.wellsfargo.com/advantagefunds or by visiting the SEC Web site at www.sec.gov.

TAX INFORMATION

Pursuant to Section 852(b)(3) of the Internal Revenue Code, the following Funds designate the amounts listed below as a long-term capital gain distribution for the year ended February 28, 2010:

                    Capital Gain Dividend
                    ---------------------
TARGET 2010 FUND          $   66,502
TARGET 2020 FUND             202,412
TARGET 2030 FUND             192,741
TARGET 2040 FUND             154,556
TARGET 2045 FUND             147,841
TARGET 2050 FUND           1,384,541

Pursuant to Section 854(b)(2) of the Internal Revenue Code, the following Funds listed below designate a percentage of its ordinary income dividends distributed during the year ended February 28, 2010 as qualifying for the corporate dividends-received deduction:

                       Dividend-Received Deduction
                    (% of ordinary income dividends)
                    --------------------------------
TARGET TODAY FUND                 7.54%
TARGET 2010 FUND                 13.61%
TARGET 2015 FUND                 19.37%
TARGET 2020 FUND                 29.75%
TARGET 2025 FUND                 38.65%
TARGET 2030 FUND                 59.06%
TARGET 2035 FUND                 56.90%
TARGET 2040 FUND                 89.37%
TARGET 2045 FUND                 42.46%
TARGET 2050 FUND                 47.92%

Pursuant to Section 1(h)(11) of the Internal Revenue Code, the following Funds listed below designate the following amount(s) of their income dividends paid during the year ended February 28, 2010, as qualified dividend income (QDI):

                        QDI
                    ----------
TARGET TODAY FUND   $  616,082
TARGET 2010 FUND     2,487,859
TARGET 2015 FUND       571,058
TARGET 2020 FUND     8,427,547
TARGET 2025 FUND     2,718,665
TARGET 2030 FUND     8,759,367
TARGET 2035 FUND       828,144
TARGET 2040 FUND     6,160,482
TARGET 2045 FUND       201,172
TARGET 2050 FUND     1,305,069

              234 Wells Fargo Advantage Dow Jones Target Date Funds


                                                   Other Information (Unaudited)

Pursuant to Section 871(k)(1)(C) of the Internal Revenue Code, the following Funds listed below designate the following amount(s) of their income dividends paid during the year ended February 28, 2010, as interest-related dividends:

                    Interest-Related
                        Dividends
                    ----------------
TARGET TODAY FUND      $ 4,429,383
TARGET 2010 FUND         8,666,342
TARGET 2015 FUND         1,469,817
TARGET 2020 FUND        10,825,522
TARGET 2025 FUND         2,508,975
TARGET 2030 FUND         3,348,742
TARGET 2035 FUND           246,099
TARGET 2040 FUND           721,481
TARGET 2045 FUND            46,669
TARGET 2050 FUND           231,629

Pursuant to Section 871(k)(2)(C) of the Internal Revenue Code, the following Funds listed below designate the following amount(s) of their income dividends paid during the year ended February 28, 2010, as short-term capital gain:

                     Short-Term
                    Capital Gain
                    ------------
TARGET 2050 FUND      $267,557

              Wells Fargo Advantage Dow Jones Target Date Funds 235


Other Information (Unaudited)

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for each Fund, except money market funds, are publicly available on the Funds' Web site (www.wellsfargo.com/advantagefunds) on a monthly, 30-day or more delayed basis, and for money market funds, on a monthly, seven-day delayed basis. In addition, top ten holdings information for each Fund is publicly available on the Funds' Web site on a monthly, seven-day or more delayed basis. Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at www.sec.gov. In addition, each Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite
900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

BOARD OF TRUSTEES

The following table provides basic information about the Board of Trustees (the "Trustees") of the Wells Fargo Funds Trust (the "Trust") and Officers of the Trust. This table should be read in conjunction with the Prospectus and the Statement of Additional Information(1) of each Fund. Each of the Trustees and Officers listed below acts in identical capacities for each of the 133 funds comprising the Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (collectively the "Fund Complex"), except that the person occupying the office of Treasurer varies for specified Funds. All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

INDEPENDENT TRUSTEES

                       Position Held and
Name and Age          Length of Service(2)                 Principal Occupations During Past Five Years          Other Directorships
------------       ------------------------- ------------------------------------------------------------------- -------------------
Peter G. Gordon    Trustee, since 1998;      Co-Founder, Chairman, President and CEO of Crystal Geyser. Water    None
67                 Chairman, since 2005      Company.
                   (Lead Trustee since 2001)

Isaiah Harris, Jr. Advisory Board            Retired. Prior thereto, President and CEO of BellSouth Advertising  CIGNA Corporation;
57                 Trustee, since 2008       and Publishing Corp from 2005 to 2007, President and CEO of         Deluxe Corporation
                                             BellSouth Enterprises from 2004 to 2005 and President of BellSouth
                                             Consumer Services from 2000 to 2003. Currently a member of the Iowa
                                             State University Foundation Board of Governors and a member of the
                                             Advisory Board of Iowa State University School of Business.

Judith M. Johnson  Trustee, since 2008       Retired. Prior thereto, Chief Executive Officer and Chief           None
60                                           Investment Officer of Minneapolis Employees Retirement Fund from
                                             1996 to 2008. Ms. Johnson is a certified public accountant and a certified managerial accountant.

David F. Larcker   Advisory Board            James Irvin Miller Professor of Accounting at the Graduate School   None
59                 Trustee, since 2008       of Business, Stanford University, Director of Corporate Governance
                                             Research Program and Co-Director of The Rock Center for Corporate
                                             Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior
                                             thereto, Ernst & Young Professor of Accounting at The Wharton
                                             School, University of Pennsylvania from 1985 to 2005.

              236 Wells Fargo Advantage Dow Jones Target Date Funds


                                                   Other Information (Unaudited)

                       Position Held and
Name and Age          Length of Service(2)                 Principal Occupations During Past Five Years          Other Directorships
------------       ------------------------- ------------------------------------------------------------------- -------------------
Olivia S. Mitchell Trustee, since 2006       Professor of Insurance and Risk Management, Wharton School,         None
57                                           University of Pennsylvania. Director of the Boettner Center on
                                             Pensions and Retirement Research. Research associate and board member, Penn Aging Research Center. Research associate, National
                                             Bureau of Economic Research.

Timothy J. Penny   Trustee, since 1996       President and CEO of Southern Minnesota Initiative Foundation, a    None
58                                           non-profit organization, since 2007 and Senior Fellow at the
                                             Humphrey Institute Policy Forum at the University of Minnesota
                                             since 1995. Member of the Board of Trustees of NorthStar Education
                                             Finance, Inc., a non-profit organization, since 2007.

Donald C. Willeke  Trustee, since 1996       Principal of the law firm of Willeke & Daniels. General Counsel of  None
69                                           the Minneapolis Employees Retirement Fund from 1984 to present.

OFFICERS

                       Position Held and
Name and Age          Length of Service(2)                 Principal Occupations During Past Five Years          Other Directorships
------------       ------------------------- ------------------------------------------------------------------- -------------------
Karla M. Rabusch   President, since 2003     Executive Vice President of Wells Fargo Bank, N.A. and President of None
50                                           Wells Fargo Funds Management, LLC since 2003. Senior Vice President and Chief Administrative Officer of Wells Fargo Funds Management,
                                             LLC from 2001 to 2003.

C. David Messman   Secretary, since 2000;    Senior Vice President and Secretary of Wells Fargo Funds            None
49                 Chief Legal Counsel,      Management, LLC since 2001. Vice President and Managing Senior
                   since 2003                Counsel of Wells Fargo Bank, N.A. since 1996.

Kasey Phillips(3)  Treasurer, since 2009     Senior Vice President of Evergreen Investment Management Company,   None
39                                           LLC since 2006 and currently the Treasurer of the Evergreen Funds since 2005. Vice President and Assistant Vice President of
                                             Evergreen Investment Services, Inc. from 1999 to 2006.

David Berardi(4)   Assistant Treasurer,      Vice President of Evergreen Investment Management Company, LLC      None
34                 since 2009                since 2008. Assistant Vice President of Evergreen Investment
                                             Services, Inc. from 2004 to 2008. Manager of Fund Reporting and
                                             Control for Evergreen Investment Management Company, LLC since
                                             2004.

Jeremy DePalma(4)  Assistant Treasurer,      Senior Vice President of Evergreen Investment Management Company,   None
36                 since 2009                LLC since 2008. Vice President, Evergreen Investment Services, Inc.
                                             from 2004 to 2007. Assistant Vice President, Evergreen Investment
                                             Services, Inc. from 2000 to 2004 and the head of the Fund Reporting and Control Team within Fund Administration since 2005.

Debra Ann Early    Chief Compliance Officer, Chief Compliance Officer of Wells Fargo Funds Management, LLC since None
45                 since 2007                2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007 and Senior Audit Manager of PricewaterhouseCoopers LLP from
                                             1998 to 2004.

----------
(1.) The Statement of Additional Information includes additional information about the Funds' Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Funds' Web site at www.wellsfargo.com/advantagefunds.

(2.) Length of service dates reflects a Trustee's commencement of service with the Trust's predecessor entities.

(3.) Effective November 1, 2009.

(4.) Treasurer during the period from June 1, 2009 to October 31, 2009.
     Assistant Treasurer effective November 1, 2009.

              Wells Fargo Advantage Dow Jones Target Date Funds 237


List of Abbreviations

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG    -- Association of Bay Area Governments
ADR     -- American Depositary Receipt
AMBAC   -- American Municipal Bond Assurance Corporation
AMT     -- Alternative Minimum Tax
ARM     -- Adjustable Rate Mortgages
BART    -- Bay Area Rapid Transit
CDA     -- Community Development Authority
CDO     -- Collateralized Debt Obligation
CDSC    -- Contingent Deferred Sales Charge
CGIC    -- Capital Guaranty Insurance Company
CGY     -- Capital Guaranty Corporation
CIFG    -- CDC (Caisse des Depots et Consignations) IXIS Financial Guarantee
COP     -- Certificate of Participation
CP      -- Commercial Paper
CTF     -- Common Trust Fund
DW&P    -- Department of Water & Power
DWR     -- Department of Water Resources
ECFA    -- Educational & Cultural Facilities Authority
EDFA    -- Economic Development Finance Authority
ETET    -- Eagle Tax-Exempt Trust
ETF     -- Exchange-Traded Fund
FFCB    -- Federal Farm Credit Bank
FGIC    -- Financial Guaranty Insurance Corporation
FHA     -- Federal Housing Authority
FHAG    -- Federal Housing Agency
FHLB    -- Federal Home Loan Bank
FHLMC   -- Federal Home Loan Mortgage Corporation
FNMA    -- Federal National Mortgage Association
FSA     -- Farm Service Agency
GDR     -- Global Depositary Receipt
GNMA    -- Government National Mortgage Association
GO      -- General Obligation
HCFR    -- Healthcare Facilities Revenue
HEFA    -- Health & Educational Facilities Authority
HEFAR   -- Higher Education Facilities Authority Revenue
HFA     -- Housing Finance Authority
HFFA    -- Health Facilities Financing Authority
HUD     -- Housing & Urban Development
IDA     -- Industrial Development Authority
IDAG    -- Industrial Development Agency
IDR     -- Industrial Development Revenue
LIBOR   -- London Interbank Offered Rate
LLC     -- Limited Liability Company
LOC     -- Letter of Credit
LP      -- Limited Partnership
MBIA    -- Municipal Bond Insurance Association
MFHR    -- Multi-Family Housing Revenue
MFMR    -- Multi-Family Mortgage Revenue
MMD     -- Municipal Market Data
MTN     -- Medium Term Note
MUD     -- Municipal Utility District
NATL-RE -- National Public Finance Guarantee Corporation
PCFA    -- Pollution Control Finance Authority
PCR     -- Pollution Control Revenue
PFA     -- Public Finance Authority
PFFA    -- Public Facilities Financing Authority
plc     -- Public Limited Company
PSFG    -- Public School Fund Guaranty
R&D     -- Research & Development
RDA     -- Redevelopment Authority
RDFA    -- Redevelopment Finance Authority
REITS   -- Real Estate Investment Trusts
SFHR    -- Single Family Housing Revenue
SFMR    -- Single Family Mortgage Revenue
SLMA    -- Student Loan Marketing Association
SPDR    -- Standard & Poor's Depositary Receipts
STIT    -- Short-Term Investment Trust
TBA     -- To Be Announced
TRAN    -- Tax Revenue Anticipation Notes
USD     -- Unified School District
XLCA    -- XL Capital Assurance

THIS PAGE IS INTENTIONALLY LEFT BLANK.

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(WELLS FARGO ADVANTAGE FUNDS LOGO)

More information about WELLS FARGO ADVANTAGE FUNDS is available free upon request. To obtain literature, please write, e-mail, visit the Funds' Web site, or call:

WELLS FARGO ADVANTAGE FUNDS
P.O. Box 8266
Boston, MA 02266-8266
E-mail: wfaf@wellsfargo.com

Web site: www.wellsfargo.com/advantagefunds
Individual Investors: 1-800-222-8222
Retail Investment Professionals: 1-888-877-9275
Institutional Investment Professionals: 1-866-765-0778

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF WELLS FARGO ADVANTAGE FUNDS. IF THIS REPORT IS USED FOR PROMOTIONAL PURPOSES, DISTRIBUTION OF THE REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS. FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION, INCLUDING CHARGES AND EXPENSES, CALL 1-800-222-8222 OR VISIT THE FUNDS' WEB SITE AT www.wellsfargo.com/advantagefunds. PLEASE CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. THIS AND OTHER INFORMATION ABOUT WELLS FARGO ADVANTAGE FUNDS CAN BE FOUND IN THE CURRENT PROSPECTUS. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

"Dow Jones" and "Dow Jones Target Date Indexes" are service marks of Dow Jones & Company, Inc., and have been licensed for use for certain purposes by Global Index Advisors, Inc., and Wells Fargo Funds Management, LLC. The Dow Jones Target Date Indexes are based in part on the Barclays Capital Bond Indexes, which are published by Barclays Capital Inc. The Wells Fargo Advantage Dow Jones Target Date Funds, based on the Dow Jones Target Date Indexes, are not sponsored, endorsed, sold or promoted by Dow Jones or Barclays Capital, and neither Dow Jones nor Barclays Capital makes any representation regarding the advisability of investing in such product(s) and/or about the quality, accuracy and/or completeness of the Dow Jones Target Date Indexes or the Barclays Capital Bond Indexes. IN NO EVENT SHALL DOW JONES, BARCLAYS CAPITAL OR ANY OF THEIR LICENSORS HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for WELLS FARGO ADVANTAGE FUNDS. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by WELLS FARGO FUNDS DISTRIBUTOR, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

             NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

                                                                (LOGO)
                                                       Printed on Recycled paper

(C) 2010 Wells Fargo Funds Management, LLC. All rights reserved.   www.wellsfargo.com/advantagefunds        121478 04-10
                                                                                                       AOUTLD/AR003 02-10

                                                               WELLS   ADVANTAGE
                                                               FARGO   FUNDS

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                                   (GRAPHIC)

                                 Annual Report
                               February 28, 2010

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

CLASS A, CLASS B, AND INVESTOR CLASS

-    WELLS FARGO ADVANTAGE CALIFORNIA MUNICIPAL MONEY MARKET FUND
     (FORMERLY NAMED WELLS FARGO ADVANTAGE CALIFORNIA TAX-FREE MONEY MARKET
     FUND)

-    WELLS FARGO ADVANTAGE GOVERNMENT MONEY MARKET FUND

-    WELLS FARGO ADVANTAGE MINNESOTA MONEY MARKET FUND

-    WELLS FARGO ADVANTAGE MONEY MARKET FUND

-    WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND

-    WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET FUND

-    WELLS FARGO ADVANTAGE TREASURY PLUS MONEY MARKET FUND

-    WELLS FARGO ADVANTAGE 100% TREASURY MONEY MARKET FUND

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Contents

LETTER TO SHAREHOLDERS ...................................................     2
MONEY MARKET OVERVIEW ....................................................     4
PERFORMANCE HIGHLIGHTS
California Municipal Money Market Fund ...................................    10
Government Money Market Fund .............................................    12
Minnesota Money Market Fund ..............................................    14
Money Market Fund ........................................................    16
Municipal Money Market Fund ..............................................    18
National Tax-Free Money Market Fund ......................................    20
Treasury Plus Money Market Fund ..........................................    22
100% Treasury Money Market Fund ..........................................    24
FUND EXPENSES ............................................................    26
PORTFOLIO OF INVESTMENTS
California Municipal Money Market Fund ...................................    28
Government Money Market Fund .............................................    37
Minnesota Money Market Fund ..............................................    41
Money Market Fund ........................................................    44
Municipal Money Market Fund ..............................................    55
National Tax-Free Money Market Fund ......................................    61
Treasury Plus Money Market Fund ..........................................    79
100% Treasury Money Market Fund ..........................................    80
FINANCIAL STATEMENTS
Statements of Assets and Liabilities .....................................    82
Statements of Operations .................................................    84
Statements of Changes in Net Assets ......................................    86
Financial Highlights .....................................................    94
NOTES TO FINANCIAL STATEMENTS ............................................   100
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ..................   107
OTHER INFORMATION ........................................................   108
LIST OF ABBREVIATIONS ....................................................   112

The views expressed are as of February 28, 2010, and are those of the Fund managers. Any reference to a specific security in this report is not a recommendation to purchase or sell any specific security or adopt any investment strategy. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the WELLS FARGO ADVANTAGE MONEY MARKET FUNDS.

             NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

(GRAPHIC)

WELLS FARGO INVESTMENT HISTORY

1971 INTRODUCED ONE OF THE FIRST INSTITUTIONAL INDEX FUNDS.

1978 ONE OF THE FIRST FIRMS TO APPLY ASSET ALLOCATION THEORY TO INVESTMENT
     PORTFOLIO MANAGEMENT.

1985 ONE OF THE FIRST FIRMS TO CREATE A THREE-WAY ASSET ALLOCATION FUND THAT
     "TILTS" INVESTMENTS TOWARD PORTIONS OF THE MARKET THAT OUR PROPRIETARY MODELS INDICATE WILL PERFORM BETTER.

1994 INTRODUCED TARGET DATE FUNDS THAT AUTOMATICALLY REALLOCATE THE ASSET MIX
     OVER SPECIFIC TIME HORIZONS.

1997 WELLS FARGO LAUNCHED THE WEALTHBUILDER PORTFOLIOS, A UNIQUE "FUND OF FUNDS"
     THAT USES FLEXIBLE ASSET ALLOCATION STRATEGIES TO SHIFT ASSETS.

1999 REORGANIZED THE NORWEST ADVANTAGE FUNDS(R) AND STAGECOACH FUNDS(R) INTO THE
     WELLS FARGO FUNDS(R).

2003 EXPANDED FIXED-INCOME, SMALL CAP, AND EMERGING MARKETS LINEUP FROM
     MONTGOMERY ASSET MANAGEMENT, LLC.

2004 ADDED ADDITIONAL LARGE CAP AND MID CAP FUNDS TO THE LINEUP BY ADOPTING THE
     COOKE & BIELER VALUE FUNDS.

2005 WELLS FARGO FUNDS MERGED WITH STRONG FUNDS TO BECOME WELLS FARGO ADVANTAGE
     FUNDS, FORMING A FUND FAMILY OF OVER 100 FUNDS AND PLACING IT AMONG THE TOP 20 MUTUAL FUND FAMILIES IN THE UNITED STATES.

2006 ENHANCED AND RENAMED THE WELLS FARGO ADVANTAGE OUTLOOK FUNDS(SM) TO THE
     WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS(SM), WHICH SEEK TO REPLICATE RETURNS OF THE APPROPRIATE DOW JONES TARGET DATE INDEXES, THE FIRST LIFE CYCLE INDEXES IN THE INVESTMENT INDUSTRY.

WELLS FARGO ADVANTAGE FUNDS(R)

WELLS FARGO ADVANTAGE FUNDS skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of our investors is backed by our unique combination of qualifications.

STRENGTH

Our organization is built on the standards of integrity and service established by our parent company--Wells Fargo & Company--more than 150 years ago. Our diverse family of mutual funds covers a broad spectrum of investment styles and asset classes. And, because we're part of a widely diversified financial enterprise, we offer the scale and resources to help investors succeed, providing access to complementary solutions such as separately managed accounts, college investing plans, and retirement plans.

EXPERTISE

Our approach to investing is guided by the belief that agile, independent investment teams--each with its own distinct strengths and disciplines--provide a superior level of insight and expertise. Each team is free to concentrate on managing money through well-defined philosophies and processes that have proven to be consistent and repeatable over time.

PARTNERSHIP

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

FOR 529 PLANS, AN INVESTOR'S OR A DESIGNATED BENEFICIARY'S HOME STATE MAY OFFER STATE TAX OR OTHER BENEFITS THAT ARE ONLY AVAILABLE FOR INVESTMENTS IN THAT STATE'S QUALIFIED TUITION PROGRAM. PLEASE CONSIDER THIS BEFORE INVESTING.

CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES BEFORE INVESTING. FOR A CURRENT PROSPECTUS FOR WELLS FARGO ADVANTAGE FUNDS OR A CURRENT PROGRAM DESCRIPTION FOR CERTAIN 529 COLLEGE SAVINGS PLANS, CONTAINING THIS AND OTHER INFORMATION, VISIT www.wellsfargo.com/advantagefunds. READ IT CAREFULLY BEFORE INVESTING.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds, the Wells Fargo Advisor(SM) program, Wells Fargo Managed Account Services, and certain 529 college savings plans. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds and shares in the 529 plans are distributed by WELLS FARGO FUNDS DISTRIBUTOR, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

             NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

NOT PART OF THE ANNUAL REPORT.

WELLS FARGO ADVANTAGE FUNDS OFFERS MORE THAN 100 MUTUAL FUNDS ACROSS A WIDE RANGE OF ASSET CLASSES, REPRESENTING OVER $170 BILLION IN ASSETS UNDER MANAGEMENT, AS OF FEBRUARY 28, 2010.

EQUITY FUNDS

Asia Pacific Fund
C&B Large Cap Value Fund
C&B Mid Cap Value Fund
Capital Growth Fund
Common Stock Fund
Discovery Fund+
Diversified Equity Fund
Diversified International Fund
Diversified Small Cap Fund
Emerging Growth Fund
Emerging Markets Equity Fund
Endeavor Select Fund+
Enterprise Fund+
Equity Income Fund
Equity Value Fund
Growth Fund
Growth Equity Fund
Index Fund
International Core Fund
International Value Fund
Large Cap Appreciation Fund
Large Cap Growth Fund
Large Company Core Fund
Large Company Growth Fund
Large Company Value Fund
Mid Cap Disciplined Fund
Mid Cap Growth Fund
Opportunity Fund+
Small Cap Disciplined Fund
Small Cap Growth Fund
Small Cap Opportunities Fund
Small Cap Value Fund
Small Company Growth Fund
Small Company Value Fund
Small/Mid Cap Value Fund
Social Sustainability Fund+
Specialized Financial Services Fund
Specialized Technology Fund
U.S. Value Fund

BOND FUNDS

California Limited-Term Tax-Free Fund
California Tax-Free Fund
Colorado Tax-Free Fund
Diversified Bond Fund
Government Securities Fund(1)
High Income Fund
Income Plus Fund
Inflation-Protected Bond Fund
Intermediate Tax/AMT-Free Fund
Minnesota Tax-Free Fund
Municipal Bond Fund
Short Duration Government Bond Fund(1)
Short-Term Bond Fund
Short-Term High Yield Bond Fund
Short-Term Municipal Bond Fund
Stable Income Fund
Strategic Income Fund
Total Return Bond Fund
Ultra Short-Term Income Fund
Ultra Short-Term Municipal Income Fund
Wisconsin Tax-Free Fund

ASSET ALLOCATION FUNDS

Aggressive Allocation Fund
Conservative Allocation Fund
Growth Balanced Fund
Index Asset Allocation Fund
Moderate Balanced Fund
WealthBuilder Conservative Allocation Portfolio+
WealthBuilder Equity Portfolio+
WealthBuilder Growth Allocation Portfolio+
WealthBuilder Growth Balanced Portfolio+
WealthBuilder Moderate Balanced Portfolio+
WealthBuilder Tactical Equity Portfolio+
Target Today Fund(2)+
Target 2010 Fund(2)+
Target 2015 Fund(2)+
Target 2020 Fund(2)+
Target 2025 Fund(2)+
Target 2030 Fund(2)+
Target 2035 Fund(2)+
Target 2040 Fund(2)+
Target 2045 Fund(2)+
Target 2050 Fund(2)+

MONEY MARKET FUNDS

100% Treasury Money Market Fund(1)
California Municipal Money Market Fund
California Municipal Money Market Trust
Cash Investment Money Market Fund
Government Money Market Fund(1)
Heritage Money Market Fund+
Minnesota Money Market Fund
Money Market Fund
Money Market Trust
Municipal Money Market Fund
National Tax-Free Money Market Fund
National Tax-Free Money Market Trust
Overland Express Sweep Fund+
Prime Investment Money Market Fund
Treasury Plus Money Market Fund(1)

VARIABLE TRUST FUNDS(3)

VT Asset Allocation Fund
VT C&B Large Cap Value Fund
VT Discovery Fund+
VT Equity Income Fund
VT International Core Fund
VT Large Company Core Fund
VT Large Company Growth Fund
VT Money Market Fund
VT Opportunity Fund+
VT Small Cap Growth Fund
VT Small/Mid Cap Value Fund
VT Total Return Bond Fund

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE WELLS FARGO ADVANTAGE MONEY MARKET FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY MARKET FUND.

(1.) The U.S. government guarantee applies to certain of the underlying securities and NOT to shares of the Fund.

(2.) The full name of this Fund series is the WELLS FARGO ADVANTAGE DOW JONES
     TARGET DATE FUNDS(SM).

(3.) The Variable Trust Funds are generally available only through insurance company variable contracts.

+ In this report, the WELLS FARGO ADVANTAGE DISCOVERY FUND(SM), WELLS FARGO ADVANTAGE ENDEAVOR SELECT FUND(SM), WELLS FARGO ADVANTAGE ENTERPRISE FUND(SM), WELLS FARGO ADVANTAGE OPPORTUNITY FUND(SM), WELLS FARGO ADVANTAGE SOCIAL SUSTAINABILITY FUND(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER CONSERVATIVE ALLOCATION PORTFOLIO(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER EQUITY PORTFOLIO(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER GROWTH ALLOCATION PORTFOLIO(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER GROWTH BALANCED PORTFOLIO(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER MODERATE BALANCED PORTFOLIO(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER TACTICAL EQUITY PORTFOLIO(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET TODAY FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2010 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2015 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2020 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2025 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2030 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2035 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2040 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2045 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2050 FUND(SM), WELLS FARGO ADVANTAGE HERITAGE MONEY MARKET FUND(SM), WELLS FARGO ADVANTAGE OVERLAND EXPRESS SWEEP FUND(SM), WELLS FARGO ADVANTAGE VT DISCOVERY FUND(SM), AND WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND(SM) ARE REFERRED TO AS THE DISCOVERY FUND, ENDEAVOR SELECT FUND, ENTERPRISE FUND, OPPORTUNITY FUND, SOCIAL SUSTAINABILITY FUND, WEALTHBUILDER CONSERVATIVE ALLOCATION PORTFOLIO, WEALTHBUILDER EQUITY PORTFOLIO, WEALTHBUILDER GROWTH ALLOCATION PORTFOLIO, WEALTHBUILDER GROWTH BALANCED PORTFOLIO, WEALTHBUILDER MODERATE BALANCED PORTFOLIO, WEALTHBUILDER TACTICAL EQUITY PORTFOLIO, TARGET TODAY FUND, TARGET 2010 FUND, TARGET 2015 FUND, TARGET 2020 FUND, TARGET 2025 FUND, TARGET 2030 FUND, TARGET 2035 FUND, TARGET 2040 FUND, TARGET 2045 FUND, TARGET 2050 FUND, HERITAGE MONEY MARKET FUND, OVERLAND EXPRESS SWEEP FUND, VT DISCOVERY FUND, AND VT OPPORTUNITY FUND, RESPECTIVELY.

NOT PART OF THE ANNUAL REPORT.

                   2 Wells Fargo Advantage Money Market Funds


                                                          Letter to Shareholders

(PHOTO OF KARLA M. RABUSCH)

KARLA M. RABUSCH,
President
WELLS FARGO ADVANTAGE FUNDS

THE TREND OVER THE 12-MONTH PERIOD WAS ONE OF STEADY IMPROVEMENT IN INVESTOR CONFIDENCE AND IN CREDIT MARKET CONDITIONS.

Dear Valued Shareholder,

We are pleased to provide you with this annual report for the WELLS FARGO ADVANTAGE MONEY MARKET FUNDS for the 12-month period that ended February 28, 2010. At the beginning of the period in March 2009, the credit markets were at the early stages of a recovery in the wake of the credit crisis from late 2008. The positive effects from government intervention programs began to appear in the spring of 2009 as the credit system started to build a steadier foundation and investors increasingly returned to both the credit markets and the equity markets. The trend over the 12-month period was one of steady improvement in investor confidence and in credit market conditions. Overall, the period finished with indications of stronger investor sentiment than when it began.

CREDIT MARKETS IMPROVED CONSIDERABLY.

Short-term credit markets slowly regained their footing in early 2009 after several months of uncertainty following the credit crisis of late 2008. Although government intervention programs to aid the short-term credit markets had been in effect for several months following the crisis, the trend toward fully functioning markets only began to emerge in March of 2009. Many investors had remained skeptical of certain financial institutions for several months. That all finally started to change after the government's stress tests of banks in early 2009 attested to the strength of these financial institutions. That signal to the markets, coupled with the ongoing support from government programs, bolstered confidence in the credit system. Thus, 2009 became a year of strengthening confidence in credit. Investors incrementally began to follow the government's lead by re-engaging in the credit system on the belief that in the worst case scenario the government would likely step in and buy whatever the investor was too afraid to own through various government programs. As the months went by this government-inspired investor confidence began to stand on its own two feet. Investors increasingly traded with each other once again and relied less and less on selling to the government as the buyer and lender of last resort.

GOVERNMENT PROGRAMS SERVED THEIR PURPOSE AND BEGAN TO DECLINE IN USE.

Compared with turmoil from the financial crisis, the past 12 months were a period of improvement and relative calm. The tone of the markets improved with each passing month as efforts by central banks took hold and the general level of credit quality improved. Several government programs were implemented in late 2008 and had positive effect during 2009. For money market eligible securities, the most influential programs were the Asset-Backed Commercial Paper Money Market Fund Liquidity Facility (AMLF) and the Commercial Paper Funding Facility
(CPFF). All of these facilities were aimed at reconstructing a market for short-term credit securities. Because investors were largely unwilling to lend and invest money in an environment of unusually high risk, the government was compelled to step in to fill the void. This resulted in a market made by government intervention which served investors well and produced a foundation for investors to trade on. As 2009 progressed, the need for such programs lessened as markets increasingly functioned on their own merits without explicit government support. Thus, the government reassessed its intervention and scheduled the retirement of several programs for the end of October 2009. Credit markets showed little concern for

                   Wells Fargo Advantage Money Market Funds 3


Letter to Shareholders

the end of the programs which, in our view, was an indication of how far credit markets had improved over the previous six months. Many of the Federal Reserve programs aimed at supporting liquidity in the money markets, such as the Asset-Backed Commercial Paper Money Market Mutual Fund Liquidity Facility
(AMLF), Commercial Paper Funding Facility (CPFF), Primary Dealer Credit Facility
(PDCP) and Term Securities Lending Facility (TSLF), expired on February 1, 2010, with little fanfare and to no noticeable effect.

ON JANUARY 27, 2010, THE SEC APPROVED AMENDMENTS TO RULE 2A-7, THE SECTION OF THE INVESTMENT COMPANY ACT THAT GOVERNS MONEY MARKET FUNDS.

REGULATORY CHANGES TO MONEY MARKET FUNDS WERE APPROVED.

On January 27, 2010, the SEC approved amendments to Rule 2a-7, the section of the Investment Company Act that governs money market funds. The SEC proposed certain amendments in June 2009, asking for public comment. After having received over 150 comments from the public, the final amendments largely mirrored the initial proposals released last June. These changes shortened the maximum weighted-average maturity of money funds, restricted the use of "second tier" and illiquid securities, required funds to periodically stress test their funds, and set standards for the percentage of a fund's assets that must be invested in highly liquid securities. These changes were well known by the money fund industry; and we believe a transition to the new requirements should proceed smoothly. In our opinion, our funds are well positioned to accommodate the terms of the new regulations.

The upcoming fiscal year of 2010 is likely to be one of ongoing change. The regulatory environment is evolving, and monetary policy is likely to shift sometime in the upcoming quarters. We have already seen the retirement of several federal liquidity programs; the next step would be higher interest rates at some point. Thus, just as we were cautious over the last 12 months in view of the varying credit risks, we continue to remain cautiously optimistic but now with more of a focus on upholding absolute liquidity in a tightening regulatory environment and a potentially rising interest rate environment.

STEADY INVESTMENT DISCIPLINES WITH SEVERAL BROAD DIVERSIFICATION OPTIONS.

Experience tells us that strict adherence to time-tested strategies has its rewards. As a whole, WELLS FARGO ADVANTAGE FUNDS represents investments across a range of asset classes and investment styles, giving you an opportunity to create a diversified investment portfolio.

Thank you for choosing to invest with WELLS FARGO ADVANTAGE FUNDS. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our Web site at www.wellsfargo.com/advantagefunds, or call us directly at 1-800-222-8222.

Sincerely,


/s/ Karla M. Rabusch

Karla M. Rabusch
President
WELLS FARGO ADVANTAGE FUNDS

                   4 Wells Fargo Advantage Money Market Funds


                                                           Money Market Overview

Money Market Overview

This portfolio manager commentary covers the 12-month period from March 1, 2009, through February 28, 2010.

PRIME MONEY MARKET SECURITIES

In marked contrast to the previous 18 months, when the money markets were embroiled in the unprecedented financial markets crisis, the past 12 months were a period of improvement and relative calm as efforts by central banks took hold and the general level of credit quality became more positive. Many of the extraordinary measures that were taken by the Federal Reserve to augment liquidity in the money markets, such as the Asset-Backed Commercial Paper Money Market Fund Liquidity Facility (AMLF), Commercial Paper Funding Facility (CPFF), Primary Dealer Credit Facility (PDCF) and Term Securities Lending Facility
(TSLF) expired on February 1, 2010, with little fanfare and no noticeable effect.

Overnight rates were largely unchanged over the entire year after being locked in by the exceptionally low level of the Federal funds rate, targeted at 0-0.25% by the Federal Open Market Committee (FOMC) at its meeting in December 2008. As conditions in the money markets showed improvement and investors began to regain confidence, other money market rates moved lower as well. The yield curve flattened steadily over this period with the spread between one-month and one-year LIBOR (London Interbank Offered Rate) falling from a high of 173 basis points (bps) in March 2009 to a low of 60 bps by February 2010. One-year LIBOR fell by 1.40%, declining from about 2-1/4% near the start of the fiscal year to 0.84% by year-end. The declines in the shorter dates, while less pronounced, were still considerable. In mid-March 2009, three-month LIBOR stood at 1.33% and one-month LIBOR at 0.56%. By February both had fallen to about 0.25%.

There was also more differentiation between issuers of different credit quality than in the past, with strong issuers trading well below LIBOR and weaker issuers with the same ratings trading well above. While the yield spread between these different classes of credit quality narrowed as the year progressed, this tiering effect was still evident. This is a notable difference from the market that existed prior to the onset of the financial crisis, when market participants were less discriminating and there was almost no yield difference between different issuers with the same credit-quality ratings.

In part, this spread narrowing can be attributed to a real improvement in credit quality. Uncertainty regarding credit quality peaked in March 2009, coincident with the bottom of the stock markets and the preliminary release of the bank "stress tests" by the U.S. Treasury. Revealing no surprises in terms of the banks that were expected to require additional capital, these stress test results alleviated many concerns in the money markets regarding the credit quality of financial institutions. Though still not on a positive footing, credit quality has seen a gradual improvement, as evidenced by the actions of ratings agencies. In the last quarter of 2008, there were ten ratings downgrades for every upgrade. A year later, this ratio had improved to four downgrades for each upgrade.

A decline in the supply of high-quality money market instruments was also a factor in driving rates lower and compressing credit spreads. Total commercial

                   Wells Fargo Advantage Money Market Funds 5


Money Market Overview

paper outstanding declined by more than 20% from $1.4 trillion at the end of February 2009 to $1.1 trillion a year later. The asset-backed commercial paper
(ABCP) market suffered an even more severe decline, falling 32% from $646 billion to $436 billion over the same period, after having peaked at more than $1.2 trillion in August 2007. We estimate that the total supply of money market investments fell by over $1 trillion over the fiscal year, from $8.7 trillion to $7.5 trillion.

A number of factors contributed to this dwindling supply. As financial concerns have sought their way out of the financial crisis, they have collectively gone through an exercise of unwinding leverage. This naturally entailed reduced borrowing, especially short-term borrowing. As credit conditions have improved, issuers of short-term debt have sought to lock in extraordinarily low rates by extending the term of their liabilities through the issuance of long-term debt. The low rates available in the money markets have prompted some market participants to seek higher returns by purchasing longer investments, including bond funds. This has made the process of long-term debt issuance relatively easier. Issuers, especially banks, are also under some pressure from their regulators to decrease their dependence on short-term funding, especially from institutional investors as opposed to retail investors. Finally, the relatively weak economic conditions led to a decreased need for short-term borrowings as inventories contracted and the volume of receivables financing declined.

The lack of supply is likely to continue to be an issue for money market participants, especially in the ABCP markets. Proposed accounting changes from the Financial Accounting Standards Board (FASB) on "ACCOUNTING FOR TRANSFERS OF FINANCIAL ASSETS" AND "AMENDMENTS TO FASB INTERPRETATION NO. 46(R)" will come into effect next year and will change the accounting treatment for securitizations and off-balance-sheet financing. The impact of both will be to make off-balance-sheet treatment of ABCP more difficult to achieve--causing many ABCP conduits to be consolidated onto the balance sheet of the sponsoring financial institution, likely resulting in a further reduction in the issuance of ABCP.

Our portfolio strategy has emphasized the need for a stable $1.00 net asset value (NAV) and the importance of liquidity to meet shareholder redemptions. Toward that end, we have maintained a highly liquid posture and a shorter weighted-average maturity than our peer group. As opportunities presented themselves, we were able to selectively add to some longer-dated securities. We also found the adjustable rate sector attractive, especially in the municipal sector where the compression of interest rates often meant that tax-exempt securities carried higher yields than taxable instruments of comparable term and quality. As always, we placed a high value on superior credit quality.

U.S. GOVERNMENT AGENCY SECURITIES

At this time last year, we were coming out of what was arguably the worst financial crisis in almost a century. While things have certainly not returned to what we used to know as "normal," this past fiscal year has been one of relative calm and tranquility. There is still much to be decided regarding the future fate of the Government Sponsored Enterprises (GSEs), but if this past year has taught us anything it is that the GSEs play a vital role in the recovery of the housing market and, therefore, will likely be around in some form for the foreseeable future.

                   6 Wells Fargo Advantage Money Market Funds


                                                           Money Market Overview

One has to look no further than the dynamics of the GSE discount note market during the past 12 months to realize that market conditions have, indeed, improved. At the beginning of 2009 outstanding discount notes stood at a historic high of $1.2 trillion. During the previous fiscal year, the uncertainty around the ultimate fate of the GSEs caused investors to shy away from buying securities with maturities longer than one year. In order to get the funding needed to fulfill their mandate of providing liquidity to the mortgage market, the GSEs had to increase their issuance of discount notes because they found it difficult to secure large amounts of funding further out on the yield curve.

This fiscal year, however, we witnessed an almost 40% decline in outstanding discount notes. Increased confidence, not just in the overall market but in the role of the GSEs as well, brought investors back into the longer-term market. The GSEs were able to fund their obligations out past money fund eligible maturities at very attractive rates. Remember, we are still in a historically low interest rate environment so the ability to lock in cheap funding farther out on the yield curve is definitely an advantage to the GSEs. As a result of the decreased supply of discount notes and the continued robust demand from money fund participants whose assets have not fallen nearly as much as the amount of discount notes outstanding, yields during the past 12 months have fallen substantially. For example, the yield on discount notes maturing in three months has declined over 60%, or 22 basis points, this fiscal year. The precipitous decline in market rates had a major impact on money fund yields with some complexes having to waive fees in order to maintain a positive return.

U.S. TREASURY SECURITIES

It was certainly another volatile year for short-term U.S. Treasury securities as the tug-of-war between supply and demand continued. The economy seemed to be stabilizing from the traumatic events of the prior year, buoyed by efforts from central banks and the Federal Reserve. As the year progressed, we saw a decline in risk aversion by investors as credit markets improved and money was redeployed into other asset classes. There still remained, however, a healthy appetite for U.S. Treasury securities, especially U.S. Treasury Bills (T-Bills), since not everybody was convinced that conditions were improving. At the same time, a significant decline in supply was underway.

During the first half of the year, the amount of T-Bills outstanding under the Supplementary Financing Program (SFP) had fallen from a high of $560 billion to $200 billion, a decline of almost 65%. Regular T-Bill issuance also declined due to seasonal factors beginning in late April. In May, the Treasury Market Practices Group implemented a 300-basis-point penalty on failed trades in the U.S. Treasury market. This caused an increase in demand, especially from the broker/dealer community, which normally holds net short positions in T-Bills. The penalty was considered too great so broker/dealers made it a point to hold more T-Bills to make good delivery in both the cash market and the repurchase agreement market. These events forced the yield on the three-month U.S. Treasury Bill to be cut by more than half, from 0.25% at the beginning of the fiscal year to 0.12% by the end of August.

                   Wells Fargo Advantage Money Market Funds 7


Money Market Overview

It did not get much easier during most of the second half of 2009 as supply continued to shrink. The $200 billion in outstanding T-Bills issued under the SFP shrank by an even greater amount, on a percentage basis, than during the first half of the year--to just $5 billion, a decline of nearly 98%! This was in response to the U.S. Government approaching the overall debt ceiling limit. Couple this effect with an insatiable demand toward the end of the calendar year and yields on T-Bills approached zero percent. However, towards the end of the fiscal year, the U.S. Congress voted to increase the debt ceiling limit, allowing for the beginning of more issuance in the SFP--a welcomed development. At the end of the fiscal year, the yield on three-month T-Bills had risen from nearly zero percent to 0.11%.

TAX-EXEMPT SECURITIES

The best way to characterize the municipal money market during the period would be as a year of decline. Over the 12-month period ended February 28, 2010, the municipal money market saw a decline in supply, absolute yields, and assets.

The decline in supply was the result of several factors. First was the reduction of issues eligible for purchase by money market funds. Banks are a major source of security and liquidity for securities purchased by municipal money market funds. Banks came under pressure for the period as a distressed economy weakened their loan and investment portfolios. This ultimately led to downgrades by the rating agencies, causing short-term municipal securities backed by some of these banks to become ineligible for purchase by municipal money market funds. The remaining eligible banks increased their fees for liquidity to debt issuers of new issue variable-rate demand notes, causing a dramatic drop in the new issuance of these securities. The increase in liquidity fees charged by eligible banks made it more economical for many municipal entities to issue long-term fixed rate debt instead of the variable-rate debt that money funds typically purchase. This reduction in available bank liquidity has had a huge impact on municipal money market supply; not only has it reduced new issue supply, but it has also cut down on the existing supply. Many municipalities have opted to issue long-term bonds with the purpose of paying off their floating-rate obligations. For calendar year 2009, new issue variable-rate supply reached only $33.1 billion, compared with $125 billion for calendar 2008, a decline of 73%. The trend continued into 2010, with variable rate issuance of $571 million in January 2010, down 49% from January 2009.

The second decline suffered over the period was absolute yield. The Security Industry and Financial Markets Association (SIFMA) Municipal Swap Index, which is the base rate for the majority of municipal floating-rate instruments, traded down over the period. The SIFMA index reached its high for the 12 months ended February 28, 2010, on April 29, 2009, at 63 basis points. From this high there was a gradual steady drop to the period low of 15 basis points on January 6, 2010. As the pool of eligible municipal floating-rate securities shrunk and market demand for these securities rose, the SIFMA index was pushed to historically low levels. This large fall in the index, coupled with a lower level of municipal floating-rate issuance, drove municipal money market fund yields to all-time lows.

                   8 Wells Fargo Advantage Money Market Funds


                                                           Money Market Overview

These all-time low municipal money market fund yields in turn led to the third decline for the period: the outflow of municipal money market fund assets. Low interest rates had been the key driver of the outflow in municipal money market assets. For calendar year 2009, municipal money market funds lost $92.2 billion in assets, a fall of 18.7% compared with calendar year 2008; the trend continued into January 2010, with a $120 billion, or 3.1%, outflow versus January 2009. As of February 3, 2010, tax-exempt money market fund assets totaled $387.6 billion, a level last observed in May 2007.

A change in market dynamics can bring a change in product dynamics. On a positive supply note, new municipal variable-rate products started coming to market toward the end of the period, helping offset some of the lost supply of variable-rate demand notes. One such product, known as Windows Variable-Rate Demand Bonds, allows the highest-quality municipal issuers to provide their own ultimate liquidity. The product is attractive for a variety of reasons. It adds much needed supply to the short-term municipal marketplace, it consists of high-quality credits, it helps diversify away from expensive and scarce bank liquidity, and finally, it offers an attractive spread off the SIFMA index, making it a desirable option overall.

Going forward, the general strategy across all of our municipal money market funds is to maintain a weighted-average maturity that is relatively short versus our peer group, with a focus on floating-rate securities. With absolute rates at historic lows and a flat yield curve, seeking longer maturities in this environment has not made much sense. We have added smaller municipal note issues on a selective basis and will continue to do so when we find securities that have both high credit quality and attractive yields.

STRATEGIC OUTLOOK

The regulatory landscape for money market funds is changing. On January 27, 2010 the Securities and Exchange Commission (SEC) approved amendments to Rule 2a-7, the section of the Investment Company Act that governs money market funds. The SEC had proposed certain amendments last June, asking for public comment. After having received over 150 comments from the public, the final amendments largely mirrored the initial proposals released last June. These changes would shorten the maximum weighted-average maturity of money funds, restrict the use of "second tier" and illiquid securities, require funds to periodically stress test their funds, and set standards for the percentage of a fund's assets that must be invested in highly liquid securities. We are supportive of the changes to Rule 2a-7 and agree that they will make money funds more resilient to potential market disruptions. Largely reflecting the proposals of the REPORT OF THE MONEY MARKET WORKING GROUP of the Investment Company Institute, these changes were well-known by the money fund industry and a transition to the new requirements should proceed smoothly. We believe our funds are well-positioned in terms of the requirements of the new rule.

As we enter a new fiscal year, we stand at a point where the potential for change is high. The regulatory environment, market conditions, and interest rates are all quite likely to see great changes in the coming year.

                                          THIS PAGE IS INTENTIONALLY LEFT BLANK.

                   10 Wells Fargo Advantage Money Market Funds


                                              Performance Highlights (Unaudited)

WELLS FARGO ADVANTAGE CALIFORNIA MUNICIPAL MONEY MARKET FUND(1) - CLASS A

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE CALIFORNIA MUNICIPAL MONEY MARKET FUND (the Fund) seeks current income exempt from regular federal income tax and California individual income tax, while preserving capital and liquidity.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC.

SUBADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGER

Mathew Kiselak (effective January 19, 2010)

FUND INCEPTION
January 1, 1992

PORTFOLIO ALLOCATION(2)
(AS OF FEBRUARY 28, 2010)

                                   (PIE CHART)

Municipal Commercial Paper    (7%)
Municipal Bonds              (93%)

MATURITY DISTRIBUTION(2)
(AS OF FEBRUARY 28, 2010)

                                   (PIE CHART)

1 day         (7%)
2-7 days     (87%)
8-14 days     (4%)
30-59 days    (1%)
60-89 days    (1%)

----------
(1.) Prior to December 1, 2009, the Wells Fargo Advantage California Municipal
     Money Market Fund was named, Wells Fargo Advantage California Tax-Free Money Market Fund.

(2.) Portfolio allocation and maturity distribution are subject to change and are calculated based on the total investments of the Fund.

                   Wells Fargo Advantage Money Market Funds 11


Performance Highlights (Unaudited)

          WELLS FARGO ADVANTAGE CALIFORNIA MUNICIPAL MONEY MARKET FUND - CLASS A
                                                                     (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN (%) (AS OF FEBRUARY 28, 2010)

                  6 Month*   1 Year   5 Year   10 Year
                  --------   ------   ------   -------
Class A (SGCXX)     0.01      0.02     1.77      1.54

*    Returns for periods of less than one year are not annualized.

FUND YIELD SUMMARY(3)
(AS OF FEBRUARY 28, 2010)

7-Day Current Yield     0.01%
7-Day Compound Yield    0.01%
30-Day Simple Yield     0.01%
30-Day Compound Yield   0.01%

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURNS WILL FLUCTUATE. THE FUND'S YIELD FIGURES MORE CLOSELY REFLECT THE CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN FIGURES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE - www.wellsfargo.com/advantagefunds.

THE FUND IS SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY MARKET FUND. A PORTION OF THE FUND'S INCOME MAY BE SUBJECT TO FEDERAL, STATE AND/OR LOCAL INCOME TAXES OR THE ALTERNATIVE MINIMUM TAX (AMT).

----------
(3.) The investment adviser has committed through June 30, 2010, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Without waived fees and/or reimbursed expenses, the Fund's 7-day current yield would have been (0.57)%.

                   12 Wells Fargo Advantage Money Market Funds


                                              Performance Highlights (Unaudited)

WELLS FARGO ADVANTAGE GOVERNMENT MONEY MARKET FUND - CLASS A

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE GOVERNMENT MONEY MARKET FUND (the Fund) seeks current income, while preserving capital and liquidity.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC.

SUBADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGER

David D. Sylvester

FUND INCEPTION

November 16, 1987

PORTFOLIO ALLOCATION(1)
(AS OF FEBRUARY 28, 2010)

                                   (PIE CHART)

Corporate Bonds and Notes    (6%)
Commercial Paper             (9%)
Federal Agencies            (42%)
Repurchase Agreements       (43%)

MATURITY DISTRIBUTION(1)
(AS OF FEBRUARY 28, 2010)

                                  (PIE CHART)

1 day          (40%)
2-7 days        (5%)
8-14 days       (3%)
15-29 days      (4%)
30-59 days      (8%)
60-89 days     (12%)
90-179 days    (12%)
180-269 days    (6%)
270+ days      (10%)

----------
(1.) Portfolio allocation and maturity distribution are subject to change and are calculated based on the total investments of the Fund.

                   Wells Fargo Advantage Money Market Funds 13


Performance Highlights (Unaudited)

        WELLS FARGO ADVANTAGE GOVERNMENT MONEY MARKET FUND - CLASS A (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN (%) (AS OF FEBRUARY 28, 2010)

                  6 Month*   1 Year   5 Year   10 Year
                  --------   ------   ------   -------
Class A (WFGXX)     0.01      0.01     2.62      2.42

*    Returns for periods of less than one year are not annualized.

FUND YIELD SUMMARY(2)
(AS OF FEBRUARY 28, 2010)

7-Day Current Yield     0.01%
7-Day Compound Yield    0.01%
30-Day Simple Yield     0.01%
30-Day Compound Yield   0.01%

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURNS WILL FLUCTUATE. THE FUND'S YIELD FIGURES MORE CLOSELY REFLECT THE CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN FIGURES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE - www.wellsfargo.com/advantagefunds.

THE FUND IS SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY MARKET FUND. THE U.S. GOVERNMENT GUARANTEE APPLIES TO CERTAIN OF THE UNDERLYING SECURITIES HELD BY THE FUND AND NOT TO SHARES OF THE FUND.

----------
(2.) The investment adviser has committed through June 30, 2010, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Without waived fees and/or reimbursed expenses, the Fund's 7-day current yield would have been (0.47)%.

                   14 Wells Fargo Advantage Money Market Funds


                                              Performance Highlights (Unaudited)

WELLS FARGO ADVANTAGE MINNESOTA MONEY MARKET FUND - CLASS A

INVESTMENT OBJECTIVE

THE WELLS FARGO ADVANTAGE MINNESOTA MONEY MARKET FUND (the Fund) seeks current income exempt from regular federal income tax and Minnesota individual income tax, while preserving capital and liquidity.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC.

SUBADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGER

Mathew Kiselak (effective January 19, 2010)

FUND INCEPTION

August 14, 2000

PORTFOLIO ALLOCATION(1)
(AS OF FEBRUARY 28, 2010)

                                   (PIE CHART)

Municipal Bonds   (100%)

MATURITY DISTRIBUTION(1)
(AS OF FEBRUARY 28, 2010)

                                   (PIE CHART)

1 day          (23%)
2-7 days       (74%)
180-269 days    (3%)

----------
(1.) Portfolio allocation and maturity distribution are subject to change and are calculated based on the total investments of the Fund.

                   Wells Fargo Advantage Money Market Funds 15


Performance Highlights (Unaudited)

         WELLS FARGO ADVANTAGE MINNESOTA MONEY MARKET FUND - CLASS A (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN (%) (AS OF FEBRUARY 28, 2010)

                                                 Since
                  6 Month*   1 Year   5 Year   inception
                  --------   ------   ------   ---------
Class A (WMNXX)     0.06      0.08     1.74       1.48

*    Returns for periods of less than one year are not annualized.

FUND YIELD SUMMARY(2)
(AS OF FEBRUARY 28, 2010)

7-Day Current Yield     0.01%
7-Day Compound Yield    0.01%
30-Day Simple Yield     0.01%
30-Day Compound Yield   0.01%

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURNS WILL FLUCTUATE. THE FUND'S YIELD FIGURES MORE CLOSELY REFLECT THE CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN FIGURES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE - www.wellsfargo.com/advantagefunds.

THE FUND IS SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY MARKET FUND. A PORTION OF THE FUND'S INCOME MAY BE SUBJECT TO FEDERAL, STATE AND/OR LOCAL INCOME TAXES OR THE ALTERNATIVE MINIMUM TAX (AMT).

----------
(2.) The investment adviser has committed through June 30, 2010, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Without waived fees and/or reimbursed expenses, the Fund's 7-day current yield would have been (0.64)%.

                   16 Wells Fargo Advantage Money Market Funds


                                              Performance Highlights (Unaudited)

WELLS FARGO ADVANTAGE MONEY MARKET FUND - CLASS A, B AND INVESTOR CLASS

INVESTMENT OBJECTIVE

THE WELLS FARGO ADVANTAGE MONEY MARKET FUND (the Fund) seeks current income, while preserving capital and liquidity.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC.

SUBADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGER

David D. Sylvester

FUND INCEPTION

July 1, 1992

PORTFOLIO ALLOCATION(1)
(AS OF FEBRUARY 28, 2010)

                                   (PIE CHART)

Time Deposits                    (8%)
Municipal Bonds & Notes         (10%)
Corporate Bonds & Notes          (3%)
Commercial Paper                (58%)
Repurchase Agreements            (6%)
Certificate of Deposit          (12%)
Secured Master Note Agreement    (2%)
Bankers Acceptance Notes         (1%)

MATURITY DISTRIBUTION(1)
(AS OF FEBRUARY 28, 2010)

                                  (PIE CHART)

1 day          (18%)
2-7 days       (16%)
8-14 days       (4%)
15-29 days     (12%)
30-59 days     (21%)
68-89 days     (16%)
90-179 days     (3%)
180-269 days    (3%)
270+ days       (7%)

----------
(1.) Portfolio allocation and maturity distribution are subject to change and are calculated based on the total investments of the Fund.

                   Wells Fargo Advantage Money Market Funds 17


Performance Highlights (Unaudited)

         WELLS FARGO ADVANTAGE MONEY MARKET FUND - CLASS A, B AND INVESTOR CLASS
                                                                     (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN(3) (%) (AS OF FEBRUARY 28, 2010)

                            6 Month*   1 Year   5 Year   10 Year
                            --------   ------   ------   -------
Class A (STGXX)                0.00      0.04    2.72      2.46
Class B                        0.00      0.01    2.11      1.99
   Including Sales Charge     (5.00)    (4.99)   1.74      1.99
Investor Class (WMMXX)         0.00      0.08    2.81      2.50

*    Returns for periods of less than one year are not annualized.

FUND YIELD SUMMARY(2)                           Investor
(AS OF FEBRUARY 28, 2010)   Class A   Class B     Class
-------------------------   -------   -------   --------
7-Day Current Yield           0.01%     0.01%     0.01%
7-Day Compound Yield          0.01%     0.01%     0.01%
30-Day Simple Yield           0.01%     0.01%     0.01%
30-Day Compound Yield         0.01%     0.01%     0.01%

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURNS WILL FLUCTUATE. THE FUND'S YIELD FIGURES MORE CLOSELY REFLECT THE CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN FIGURES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE - www.wellsfargo.com/advantagefunds.

THE FUND IS SOLD WITHOUT A FRONT-END SALES CHARGE, BUT THE FUND'S CLASS B SHARES MAY BE SUBJECT TO A MAXIMUM CONTINGENT DEFERRED SALES CHARGE (CDSC) OF 5.00%. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY MARKET FUND.

----------
(2.) The investment adviser has committed through June 30, 2010, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Without waived fees and/or reimbursed expenses, the Fund's 7-day current yield would have been (0.51)%, (1.25)% and (0.56)% for Class A, Class B, and Investor Class, respectively.

(3.) Performance shown prior to the inception of the Investor Class shares on April 11, 2005, reflects the performance of the Class A, and includes expenses that are not applicable to and are higher than those of the Investor Class.

                  18 Wells Fargo Advantage Money Market Funds


                                              Performance Highlights (Unaudited)

WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND - INVESTOR CLASS

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND (the Fund) seeks current income exempt from regular federal income tax, while preserving capital and liquidity.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC.

SUBADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGER

Mathew Kiselak
(effective January 19, 2010)

FUND INCEPTION

October 23, 1986

PORTFOLIO ALLOCATION(1)
(AS OF FEBRUARY 28, 2010)

                                   (PIE CHART)

Municipal Commercial Paper    (3%)
Municipal Bonds              (97%)

MATURITY DISTRIBUTION(1)
(AS OF FEBRUARY 28, 2010)

                                   (PIE CHART)

1 day          (12%)
2-7 days       (81%)
8-14 days       (2%)
90-179 days     (1%)
180-269 days    (1%)
270+ days       (3%)

----------
(1.) Portfolio allocation and maturity distribution are subject to change and are calculated based on the total investments of the Fund.

                   Wells Fargo Advantage Money Market Funds 19


Performance Highlights (Unaudited)

  WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND - INVESTOR CLASS (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN(%) (AS OF FEBRUARY 28, 2010)

                         6 Month*   1 Year   5 Year   10 Year
                         --------   ------   ------   -------
Investor Class (SXFXX)     0.00      0.09     1.95      1.95

*    Returns for periods of less than one year are not annualized.

FUND YIELD SUMMARY(2)
(AS OF FEBRUARY 28, 2010)

7-Day Current Yield     0.01%
7-Day Compound Yield    0.01%
30-Day Simple Yield     0.01%
30-Day Compound Yield   0.01%

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURNS WILL FLUCTUATE. THE FUND'S YIELD FIGURES MORE CLOSELY REFLECT THE CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN FIGURES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE - www.wellsfargo.com/advantagefunds.

THE FUND IS SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY MARKET FUND. A PORTION OF THE FUND'S INCOME MAY BE SUBJECT TO FEDERAL, STATE AND/OR LOCAL INCOME TAXES OR THE ALTERNATIVE MINIMUM TAX (AMT).

----------
(2.) The investment adviser has committed through June 30, 2010, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Without waived fees and/or reimbursed expenses, the Fund's 7-day current yield would have been (0.60)%.

                   20 Wells Fargo Advantage Money Market Funds


                                              Performance Highlights (Unaudited)

WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET FUND - CLASS A

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET FUND (the Fund) seeks current income exempt from federal income tax, while preserving capital and liquidity.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC.

SUBADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGER

Mathew Kiselak (effective January 19, 2010)

FUND INCEPTION

January 7, 1988

PORTFOLIO ALLOCATION(1)
(AS OF FEBRUARY 28, 2010)

                                   (PIE CHART)

Municipal Commercial Paper    (4%)
Municipal Bonds              (96%)

MATURITY DISTRIBUTION(1)
(AS OF FEBRUARY 28, 2010)

                                   (PIE CHART)

1 day        (15%)
2-7 days     (78%)
8-14 days     (1%)
30-59 days    (2%)
90-179 days   (2%)
180-269 days  (1%)
270+ days     (1%)

----------
(1.) Portfolio allocation and maturity distribution are subject to change and are calculated based on the total investments of the Fund.

                   Wells Fargo Advantage Money Market Funds 21


Performance Highlights (Unaudited)

WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET FUND - CLASS A (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN(3) (%) (AS OF FEBRUARY 28, 2010)

                  6 Month*   1 Year   5 Year   10 Year
                  --------   ------   ------   -------
Class A (NWMXX)     0.01      0.05     1.84      1.68

*    Returns for periods of less than one year are not annualized.

FUND YIELD SUMMARY(2)
(AS OF FEBRUARY 28, 2010)

7-Day Current Yield     0.01%
7-Day Compound Yield    0.01%
30-Day Simple Yield     0.01%
30-Day Compound Yield   0.01%

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURNS WILL FLUCTUATE. THE FUND'S YIELD FIGURES MORE CLOSELY REFLECT THE CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN FIGURES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE - www.wellsfargo.com/advantagefunds.

THE FUND IS SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY MARKET FUND. A PORTION OF THE FUND'S INCOME MAY BE SUBJECT TO FEDERAL, STATE AND/OR LOCAL INCOME TAXES OR THE ALTERNATIVE MINIMUM TAX (AMT).

----------
(2.) The investment adviser has committed through June 30, 2010, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Without waived fees and/or reimbursed expenses, the Fund's 7-day current yield would have been (0.38)%.

(3.) Performance shown prior to the inception of the Class A on July 28, 2003, reflects the performance of the Service Class, adjusted to reflect Class A expenses.

                   22 Wells Fargo Advantage Money Market Funds


                                              Performance Highlights (Unaudited)

WELLS FARGO ADVANTAGE TREASURY PLUS MONEY MARKET FUND - CLASS A

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE TREASURY PLUS MONEY MARKET FUND (the Fund) seeks current income, while preserving capital and liquidity.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC.

SUBADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGER

David D. Sylvester

FUND INCEPTION

October 1, 1985

PORTFOLIO ALLOCATION(1)
(AS OF FEBRUARY 28, 2010)

                                   (PIE CHART)

Repurchase Agreements   (85%)
U.S. Treasury Bills     (10%)
U.S. Treasury Notes      (5%)

MATURITY DISTRIBUTION(1)
(AS OF FEBRUARY 28, 2010)

                                   (PIE CHART)

1 day          (85%)
15-29 days      (4%)
30-59 days      (2%)
90-179 days     (8%)
180-269 days    (1%)

----------
(1.) Portfolio allocation and maturity distribution are subject to change and are calculated based on the total investments of the Fund.

                   Wells Fargo Advantage Money Market Funds 23


Performance Highlights (Unaudited)

     WELLS FARGO ADVANTAGE TREASURY PLUS MONEY MARKET FUND - CLASS A (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN(3) (%) (AS OF FEBRUARY 28, 2010)

                  6 Month*   1 Year   5 Year   10 Year
                  --------   ------   ------   -------
Class A (PIVXX)     0.00      0.01     2.41      2.30

*    Returns for periods of less than one year are not annualized.

FUND YIELD SUMMARY(2)
(AS OF FEBRUARY 28, 2010)

7-Day Current Yield     0.01%
7-Day Compound Yield    0.01%
30-Day Simple Yield     0.01%
30-Day Compound Yield   0.01%

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURNS WILL FLUCTUATE. THE FUND'S YIELD FIGURES MORE CLOSELY REFLECT THE CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN FIGURES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE - www.wellsfargo.com/advantagefunds.

THE FUND IS SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY MARKET FUND. THE U.S. GOVERNMENT GUARANTEE APPLIES TO CERTAIN OF THE UNDERLYING SECURITIES HELD BY THE FUND AND NOT TO SHARES OF THE FUND ITSELF.

----------
(2.) The investment adviser has committed through June 30, 2010, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Without waived fees and/or reimbursed expenses, the Fund's 7-day current yield would have been (0.53)%.

(3.) Performance shown prior to the inception of the Class A on July 28, 2003 reflects the performance of the Service Class, adjusted to reflect Class A expenses.

                   24 Wells Fargo Advantage Money Market Funds


                                              Performance Highlights (Unaudited)

WELLS FARGO ADVANTAGE 100% TREASURY MONEY MARKET FUND - CLASS A

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE 100% TREASURY MONEY MARKET FUND (the Fund) seeks current income exempt from most state and local individual income taxes, while preserving capital and liquidity.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC.

SUBADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGER

David D. Sylvester

FUND INCEPTION

December 3, 1990

PORTFOLIO ALLOCATION(1)
(AS OF FEBRUARY 28, 2010)

                                   (PIE CHART)

U.S. Treasury Bills   (99%)
U.S. Treasury Notes    (1%)

MATURITY DISTRIBUTION(1)
(AS OF FEBRUARY 28, 2010)

                                   (PIE CHART)

2-7 days        (8%)
8-14 days       (9%)
15-29 days     (15%)
30-59 days     (27%)
60-89 days     (24%)
90-179 days    (16%)
180-269 days    (1%)

----------
(1.) Portfolio allocation and maturity distribution are subject to change and are calculated based on the total investments of the Fund.

                   Wells Fargo Advantage Money Market Funds 25

Performance Highlights (Unaudited)

     WELLS FARGO ADVANTAGE 100% TREASURY MONEY MARKET FUND - CLASS A (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN (%) (AS OF FEBRUARY 28, 2010)

                  6 Month*   1 Year   5 Year   10 Year
                  --------   ------   ------   -------
Class A (WFTXX)     0.03      0.03     2.29      2.18

*    Returns for periods of less than one year are not annualized.

FUND YIELD SUMMARY(2)
(AS OF FEBRUARY 28, 2010)

7-Day Current Yield     0.01%
7-Day Compound Yield    0.01%
30-Day Simple Yield     0.01%
30-Day Compound Yield   0.01%

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURNS WILL FLUCTUATE. THE FUND'S YIELD FIGURES MORE CLOSELY REFLECT THE CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN FIGURES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE - www.wellsfargo.com/advantagefunds.

THE FUND IS SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY MARKET FUND. THE U.S. GOVERNMENT GUARANTEE APPLIES TO CERTAIN OF THE UNDERLYING SECURITIES HELD BY THE FUND AND NOT TO SHARES OF THE FUND ITSELF.

----------
(2.) The investment adviser has committed through June 30, 2010, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Without waived fees and/or reimbursed expenses, the Fund's 7-day current yield would have been (0.70)%.

                   26 Wells Fargo Advantage Money Market Funds


                                                       Fund Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees (if any) and exchange fees (if any); and (2) ongoing costs, including management fees; distribution (12b-1) and/or shareholder service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire six-month period, from September 1, 2009 to February 28, 2010.

ACTUAL EXPENSES

The "Actual" line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Actual" line under the heading entitled "Expenses Paid During Period" for your applicable class of shares to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The "Hypothetical" line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the "Hypothetical" line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                Beginning         Ending       Expenses
                                              Account Value   Account Value   Paid During     Net Annual
                                               09-01-2009       02-28-2010     Period(1)    Expense Ratio
                                              -------------   -------------   ---------------------------
CALIFORNIA MUNICIPAL MONEY MARKET FUND
CLASS A
   Actual                                       $1,000.00       $1,000.10        $1.29          0.26%
   Hypothetical (5% Return before expenses)     $1,000.00       $1,023.51        $1.30          0.26%
GOVERNMENT MONEY MARKET FUND
CLASS A
   Actual                                       $1,000.00       $1,000.10        $0.89          0.18%
   Hypothetical (5% Return before expenses)     $1,000.00       $1,023.90        $0.90          0.18%
MINNESOTA MONEY MARKET FUND
CLASS A
   Actual                                       $1,000.00       $1,000.60        $1.44          0.29%
   Hypothetical (5% Return before expenses)     $1,000.00       $1,023.36        $1.45          0.29%
MONEY MARKET FUND
CLASS A
   Actual                                       $1,000.00       $1,000.00        $1.69          0.34%
   Hypothetical (5% Return before expenses)     $1,000.00       $1,023.11        $1.71          0.34%
CLASS B
   Actual                                       $1,000.00       $1,000.00        $1.69          0.34%
   Hypothetical (5% Return before expenses)     $1,000.00       $1,023.11        $1.71          0.34%
INVESTOR CLASS
   Actual                                       $1,000.00       $1,000.00        $1.69          0.34%
   Hypothetical (5% Return before expenses)     $1,000.00       $1,023.11        $1.71          0.34%

                  Wells Fargo Advantage Money Market Funds 27


Fund Expenses (Unaudited)

                                                Beginning         Ending        Expenses
                                              Account Value   Account Value   Paid During     Net Annual
                                               09-01-2009       02-28-2010      Period(1)   Expense Ratio
                                              -------------   -------------   -----------   -------------
MUNICIPAL MONEY MARKET FUND
INVESTOR CLASS
   Actual                                       $1,000.00       $1,000.00        $1.93          0.39%
   Hypothetical (5% Return before expenses)     $1,000.00       $1,022.86        $1.96          0.39%
NATIONAL TAX-FREE MONEY MARKET FUND
CLASS A
   Actual                                       $1,000.00       $1,000.10        $1.44          0.29%
   Hypothetical (5% Return before expenses)     $1,000.00       $1,023.36        $1.45          0.29%
TREASURY PLUS MONEY MARKET FUND
CLASS A
   Actual                                       $1,000.00       $1,000.00        $0.50          0.10%
   Hypothetical (5% Return before expenses)     $1,000.00       $1,024.30        $0.50          0.10%
100% TREASURY MONEY MARKET FUND
CLASS A
   Actual                                       $1,000.00       $1,000.30        $0.55          0.11%
   Hypothetical (5% Return before expenses)     $1,000.00       $1,024.25        $0.55          0.11%

----------
(1.) Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period.)

                   28 Wells Fargo Advantage Money Market Funds


                                     Portfolio of Investments--February 28, 2010

CALIFORNIA MUNICIPAL MONEY MARKET FUND

  PRINCIPAL    SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
-------------  ---------------------------------------------------------------------  -------------  -------------  ---------------
COMMERCIAL PAPER: 6.62%
$  24,600,000  CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT                            0.15%       03/04/2010   $    24,600,000
   10,000,000  CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT                            0.17        04/06/2010        10,000,000
   25,985,000  GOLDEN GATE BRIDGE, HIGHWAY & TRANSPORTATION DISTRICT                       0.16        03/09/2010        25,985,000
   12,245,000  IMPERIAL IRRIGATION DISTRICT CALIFORNIA ELECTRIC & WATER SYSTEM             0.21        03/10/2010        12,245,000
    4,100,000  RIVERSIDE COUNTY TETER FINANCING                                            0.18        03/10/2010         4,100,000
    5,540,000  SAN DIEGO REGIONAL AIRPORT AUTHORITY                                        0.37        03/11/2010         5,540,000
   16,880,000  SAN FRANCISCO PUBLIC UTILITIES COMMISSION                                   0.20        04/05/2010        16,880,000
    8,425,000  SAN FRANCISCO PUBLIC UTILITIES COMMISSION                                   0.18        04/05/2010         8,425,000
   10,000,000  SAN FRANCISCO PUBLIC UTILITIES COMMISSION                                   0.20        05/04/2010        10,000,000
   53,185,000  SAN JOAQUIN TRANSPORTATION AUTHORITY                                        0.18        03/10/2010        53,185,000
TOTAL COMMERCIAL PAPER (COST $170,960,000)                                                                              170,960,000
                                                                                                                    ---------------
MUNICIPAL BONDS & NOTES: 93.32%
CALIFORNIA: 91.70%
   12,200,000  ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATION CALIFORNIA BRANSON
               SCHOOL (OTHER REVENUE, ALLIED IRISH BANK PLC LOC)ss+/-                      0.60        07/01/2038        12,200,000
   16,075,000  ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATION CALIFORNIA MARIN
               COUNTRY DAY SCHOOL (PRIVATE SCHOOL REVENUE, US BANK NA LOC)ss+/-            0.18        07/01/2037        16,075,000
   11,200,000  ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATION CALIFORNIA MFHR FINE
               ARTS BUILDING PROJECTS SERIES A (HOUSING REVENUE, FNMA INSURED)ss+/-        0.22        07/15/2035        11,200,000
    6,965,000  ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATION CALIFORNIA MFHR GAIA
               BUILDING PROJECT SERIES A (HOUSING REVENUE, FNMA INSURED)ss+/-              0.22        09/15/2032         6,965,000
    1,485,000  ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATION CALIFORNIA ST.
               ANTHONY FOUNDATION (OTHER REVENUE, BANK OF AMERICA NA LOC)ss+/-             0.19        03/01/2037         1,485,000
   10,000,000  ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATION CALIFORNIA THE
               HEAD-ROYCE SCHOOL (PRIVATE SCHOOL REVENUE, BANK OF AMERICA
               NA LOC)ss+/-                                                                0.19        09/01/2036        10,000,000
    3,900,000  ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATION SCHOOLS SACRED HEART
               SERIES FB (PRIVATE SCHOOL REVENUE, BANK OF AMERICA NA LOC)ss+/-             0.17        06/01/2030         3,900,000
   10,865,000  ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CALIFORNIA AIR
               FORCE VILLAGE WEST INCORPORATED (OTHER REVENUE, KBC BANK NV LOC)ss+/-       0.20        05/15/2035        10,865,000
   10,110,000  ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CALIFORNIA COLMA
               BART APARTMENTS SERIES A (HOUSING REVENUE, BANK OF AMERICA NA
               LOC)ss+/-                                                                   0.25        11/15/2035        10,110,000
    5,435,000  ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CALIFORNIA FRANCIS
               PARKER SCHOOL PROJECT (PRIVATE SCHOOL REVENUE, BANK OF NEW YORK
               LOC)ss+/-                                                                   0.18        09/01/2036         5,435,000
    4,180,000  ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CALIFORNIA LA JOLLA
               COUNTY DAY SCHOOL SERIES A (PRIVATE SCHOOL REVENUE, ALLIED IRISH BANK
               PLC LOC)ss+/-                                                               0.60        09/01/2036         4,180,000
   19,500,000  ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CALIFORNIA LA JOLLA
               COUNTY DAY SCHOOL SERIES A (PRIVATE SCHOOL REVENUE, ALLIED IRISH BANK
               PLC LOC)ss+/-                                                               0.60        09/01/2037        19,500,000
   10,000,000  ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CALIFORNIA MENLO
               SCHOOL (PRIVATE SCHOOL REVENUE, ALLIED IRISH BANK PLC LOC)ss+/-             0.16        09/01/2033        10,000,000
    2,680,000  ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CALIFORNIA SAN
               FRANCISCO UNIVERSITY SERIES A (PRIVATE SCHOOL REVENUE, ALLIED IRISH
               BANK PLC LOC)ss+/-                                                          0.60        04/01/2035         2,680,000
    4,600,000  ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CALIFORNIA
               ZOOLOGICAL SOCIETY OF SAN DIEGO (OTHER REVENUE, BANK OF AMERICA NA
               LOC)ss+/-                                                                   0.17        10/01/2034         4,600,000
    1,895,000  ANAHEIM CA HOUSING AUTHORITY MFHR MONTEREY APARTMENTS SERIES B
               (MFHR, FNMA INSURED)ss+/-                                                   0.21        05/15/2027         1,895,000
   12,600,000  ANAHEIM CA HOUSING AUTHORITY PARK VISTA APARTMENTS (MFHR, FHLMC
               INSURED)ss+/-                                                               0.18        07/01/2033        12,600,000
    6,000,000  ANAHEIM CA HOUSING AUTHORITY SEA WIND APARTMENTS PROJECT SERIES C
               (MFHR, FNMA INSURED)ss+/-                                                   0.20        07/15/2033         6,000,000
    7,768,500  ARCADIA CA USD SERIES 2679 (OTHER REVENUE, FIRST SECURITY BANK
               LOC)ss+/-                                                                   0.20        08/01/2013         7,768,500
    5,900,000  BAKERSFIELD CA SERIES B (WATER & WASTEWATER AUTHORITY REVENUE, FIRST
               SECURITY BANK LOC)ss+/-                                                     0.24        09/01/2035         5,900,000
    9,100,000  BAY AREA TOLL AUTHORITY VARIOUS SAN FRANCISCO BAY AREA SERIES D1
               (HIGHWAY REVENUE TOLLS REVENUE)ss+/-                                        0.16        04/01/2045         9,100,000

                   Wells Fargo Advantage Money Market Funds 29


Portfolio of Investments--February 28, 2010

CALIFORNIA MUNICIPAL MONEY MARKET FUND

  PRINCIPAL    SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
-------------  ---------------------------------------------------------------------  -------------  -------------  ---------------
CALIFORNIA (continued)
$  36,430,000  BIG BEAR LAKE CA SOUTHWEST GAS CORPORATION PROJECT SERIES A (IDR, KBC
               BANK NV LOC)ss+/-                                                           0.21%       12/01/2028   $    36,430,000
   25,040,000  CALIFORNIA ALTERNATIVE ENERGY SOURCE FINANCING AUTHORITY GE CAPITAL
               CORPORATION SERIES A (ELECTRIC REVENUE)ss+/-                                0.22        10/01/2020        25,040,000
   39,770,000  CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY CALIFORNIA INSTITUTE OF
               TECHNOLOGY SERIES B (COLLEGE & UNIVERSITY REVENUE, GO OF INSTITUTION
               INSURED)ss+/-                                                               0.16        10/01/2036        39,770,000
    1,650,000  CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY CHAPMAN UNIVERSITY SERIES
               A (COLLEGE & UNIVERSITY REVENUE, BANK OF AMERICA NA LOC)ss+/-               0.15        10/01/2036         1,650,000
   12,500,000  CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY CHARLES R DREW UNIVERSITY
               (OTHER REVENUE, SOVEREIGN BANK FSB LOC)ss+/-                                0.36        11/01/2042        12,500,000
    5,500,000  CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY UNIVERSITY OF LA VERNE
               (EDUCATIONAL FACILITIES REVENUE, ALLIED IRISH BANK PLC LOC)ss+/-            0.36        03/01/2038         5,500,000
    3,900,000  CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK CALIFORNIA
               ACADEMY SERIES B (OTHER REVENUE, ALLIED IRISH BANK PLC LOC)ss+/-            0.18        09/01/2038         3,900,000
    3,730,000  CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK COLBURN SCHOOL
               SERIES B (OTHER REVENUE, ALLIED IRISH BANK PLC LOC)ss+/-                    0.37        08/01/2037         3,730,000
    2,600,000  CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK LYCEE FRANCIAS
               DE LOS ANGELES PROJECT (COLLEGE & UNIVERSITY REVENUE, MELLON BANK NA
               LOC)ss+/-                                                                   0.17        09/01/2036         2,600,000
      520,000  CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK ROCS RR II
               R-11527 (TOLL ROAD REVENUE, AMBAC INSURED)ss+/-                             0.18        07/01/2030           520,000
    7,500,000  CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK SAGE HILL
               SCHOOL PROJECT (OTHER REVENUE, ALLIED IRISH BANK PLC LOC)ss+/-              0.59        06/01/2038         7,500,000
    7,000,000  CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK SAN FRANCISCO
               BALLET (OTHER REVENUE, ALLIED IRISH BANK PLC LOC)ss+/-                      0.18        08/01/2038         7,000,000
    1,125,000  CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK SOUTHERN CA
               PUBLIC RADIO PROJECT (OTHER REVENUE, ALLIED IRISH BANK PLC LOC)ss+/-        0.24        10/01/2025         1,125,000
   10,775,000  CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK ST. MARGARETS
               EPISCOPAL SCHOOL (OTHER REVENUE, ALLIED IRISH BANK PLC LOC)ss+/-            0.60        01/01/2038        10,775,000
    5,600,000  CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK THE BAY
               INSTITUTE AQUARIUM FOUNDATION (OTHER REVENUE, FHLMC INSURED)ss+/-           0.18        06/01/2025         5,600,000
    6,200,000  CALIFORNIA MUNICIPAL FINANCE AUTHORITY (ECONOMIC DEVELOPMENT REVENUE,
               CALIFORNIA BANK & TRUST LOC)ss+/-                                           0.18        08/01/2039         6,200,000
    6,935,000  CALIFORNIA MUNICIPAL FINANCE AUTHORITY (ECONOMIC DEVELOPMENT REVENUE,
               PACIFIC NATIONAL LOC)ss+/-                                                  0.18        12/01/2042         6,935,000
    9,100,000  CALIFORNIA MUNICIPAL FINANCE AUTHORITY (PRIVATE SCHOOL REVENUE,
               ALLIED IRISH BANK PLC LOC)ss+/-                                             0.60        09/01/2036         9,100,000
    5,600,000  CALIFORNIA MUNICIPAL FINANCE AUTHORITY CHEVRON USA INCORPORATED
               PROJECT (OTHER REVENUE)ss+/-                                                0.10        06/01/2025         5,600,000
   16,705,000  CALIFORNIA MUNICIPAL FINANCE AUTHORITY PACIFIC INSTITUTE SERIES A
               (HOUSING REVENUE, CALIFORNIA BANK & TRUST LOC)ss+/-                         0.15        08/01/2037        16,705,000
      400,000  CALIFORNIA PCA BP WEST COAST PRODUCT LLC (OTHER REVENUE)ss+/-               0.13        01/01/2043           400,000
    1,400,000  CALIFORNIA PCFA WADHAM ENERGY (PCR, BNP PARIBAS LOC)ss+/-                   0.17        11/01/2017         1,400,000
    6,275,000  CALIFORNIA PCFA WADHAM ENERGY SERIES C (OTHER REVENUE, BANQUE
               NATIONALE PARIS LOC)ss+/-                                                   0.17        11/01/2017         6,275,000
    4,950,000  CALIFORNIA STANFORD HOSPITAL SERIES B (HFFA REVENUE, ALLIED IRISH
               BANK PLC LOC)ss+/-                                                          0.37        07/01/2034         4,950,000
   23,600,000  CALIFORNIA STANFORD HOSPITAL SERIES B (HFFA REVENUE, FIRST SECURITY
               BANK LOC)ss+/-                                                              0.22        11/15/2036        23,600,000
   46,900,000  CALIFORNIA STANFORD HOSPITAL SERIES B (RECREATIONAL REVENUE, JPMORGAN
               CHASE BANK LOC)ss+/-                                                        0.11        06/01/2034        46,900,000
    7,480,000  CALIFORNIA STATE DEPARTMENT OF VETERANS AFFAIRS (OTHER REVENUE)ss+/-        0.25        12/01/2014         7,480,000
   14,900,000  CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES B2 (POWER REVENUE,
               BNP PARIBAS LOC)ss+/-                                                       0.14        05/01/2022        14,900,000
   12,290,000  CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES B6 (WATER &
               WASTEWATER AUTHORITY REVENUE, STATE STREET BANK & TRUST COMPANY NA
               LOC)ss+/-                                                                   0.15        05/01/2022        12,290,000
    7,800,000  CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES C 7 (ELECTRIC, POWER
               & LIGHT REVENUE, AGM INSURED)ss+/-                                          0.25        05/01/2022         7,800,000

                   30 Wells Fargo Advantage Money Market Funds


                                     Portfolio of Investments--February 28, 2010

CALIFORNIA MUNICIPAL MONEY MARKET FUND

  PRINCIPAL    SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
-------------  ---------------------------------------------------------------------  -------------  -------------  ---------------
CALIFORNIA (continued)
$   4,380,000  CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES C1 (POWER REVENUE,
               DEXIA CREDIT LOCAL DE FRANCE LOC)ss+/-                                      0.19%       05/01/2022   $     4,380,000
    5,030,000  CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES C9 (ELECTRIC
               REVENUE, CITIBANK NA LOC)ss+/-                                              0.16        05/01/2022         5,030,000
    2,130,000  CALIFORNIA STATE DWR POWER SUPPLY SUBSERIES F2 (WATER REVENUE,
               JPMORGAN CHASE BANK LOC)ss+/-                                               0.11        05/01/2020         2,130,000
    2,000,000  CALIFORNIA STATE DWR POWER SUPPLY SUBSERIES G7 (WATER REVENUE, FSA
               INSURED)ss+/-                                                               0.23        05/01/2017         2,000,000
    1,650,000  CALIFORNIA STATE DWR POWER SUPPLY SUBSERIES I1 (WATER REVENUE,
               ALLIED IRISH BANK PLC LOC)ss+/-                                             0.18        05/01/2022         1,650,000
    3,995,000  CALIFORNIA STATE DWR SERIES 3019 (WATER REVENUE, JPMORGAN CHASE BANK
               LOC)ss+/-                                                                   0.18        06/01/2016         3,995,000
   14,800,000  CALIFORNIA STATE ECONOMIC RECOVERY REVENUE SERIES C-2 (RECOVERY
               REVENUE, JPMORGAN CHASE BANK LOC)ss+/-                                      0.11        07/01/2023        14,800,000
   38,755,000  CALIFORNIA STATE ECONOMIC RECOVERY SERIES C 16 (SALES TAX REVENUE,
               AGM GUARANTEED)ss+/-                                                        0.21        07/01/2023        38,755,000
   22,315,000  CALIFORNIA STATE SERIES 2758 (OTHER REVENUE, AMBAC INSURED)+/-              0.45        04/01/2010        22,315,000
   14,685,000  CALIFORNIA STATE SERIES A SUBSERIES A1 (OTHER REVENUE, FORTIS BANQUE
               LOC)ss+/-                                                                   0.18        05/01/2040        14,685,000
    8,560,000  CALIFORNIA STATE SERIES A SUBSERIES A2 (OTHER REVENUE, CALYON BANK
               LOC)ss+/-                                                                   0.20        05/01/2040         8,560,000
   16,275,000  CALIFORNIA STATE SERIES A-2 (GENERAL FUND, BANK OF MONTREAL
               LOC)ss+/-                                                                   0.10        05/01/2033        16,275,000
    7,125,000  CALIFORNIA STATE SERIES B SUBSERIES B1 (OTHER REVENUE, BANK OF
               AMERICA NA LOC)ss+/-                                                        0.20        05/01/2040         7,125,000
   12,825,000  CALIFORNIA STATEWIDE CDA (HOSPITAL REVENUE, CITIBANK NA LOC)ss+/-++         0.23        08/15/2032        12,825,000
    3,125,000  CALIFORNIA STATEWIDE CDA (PRIVATE SCHOOL REVENUE, ALLIED IRISH BANK
               PLC LOC)ss+/-                                                               0.35        10/01/2036         3,125,000
    2,155,000  CALIFORNIA STATEWIDE CDA AEGIS MORAGA PROJECT C (MFHR, FNMA
               INSURED)ss+/-                                                               0.25        07/01/2027         2,155,000
    6,270,000  CALIFORNIA STATEWIDE CDA AEGIS PLEASANT HILL SERIES H (MFHR, FNMA
               INSURED)ss+/-                                                               0.20        07/01/2027         6,270,000
    6,645,000  CALIFORNIA STATEWIDE CDA ARBOR RIDGE APARTMENTS SERIES B (MFHR, FHLMC
               INSURED)ss+/-                                                               0.21        11/01/2036         6,645,000
    4,155,000  CALIFORNIA STATEWIDE CDA ARCHER SCHOOL FOR GIRLS INCORPORATED
               (PRIVATE SCHOOL REVENUE, ALLIED IRISH BANK PLC LOC)ss+/-                    0.60        05/01/2035         4,155,000
   22,150,000  CALIFORNIA STATEWIDE CDA AZUSA PACIFIC UNIVERSITY PROJECT (COLLEGE &
               UNIVERSITY REVENUE, ALLIED IRISH BANK PLC LOC)ss+/-                         0.49        04/01/2039        22,150,000
    9,390,000  CALIFORNIA STATEWIDE CDA BELMONT PROJECT SERIES F (MFHR, FNMA
               INSURED)ss+/-                                                               0.18        06/15/2038         9,390,000
    4,000,000  CALIFORNIA STATEWIDE CDA CHARTER COURT APARTMENTS SERIES L (MFHR,
               FHLMC INSURED)ss+/-                                                         0.21        09/01/2040         4,000,000
    4,850,000  CALIFORNIA STATEWIDE CDA CULINARY INSTITUTE OF AMERICA (OTHER
               REVENUE, ALLIED IRISH BANK PLC LOC)ss+/-                                    0.40        10/01/2038         4,850,000
    1,925,000  CALIFORNIA STATEWIDE CDA GRANDE APARTMENTS SERIES TT (HOUSING
               REVENUE, FNMA INSURED)ss+/-                                                 0.22        12/15/2034         1,925,000
    6,000,000  CALIFORNIA STATEWIDE CDA HERITAGE PARK APARTMENTS SERIES C (MFHR,
               FHLMC INSURED)ss+/-                                                         0.17        01/01/2038         6,000,000
    3,310,000  CALIFORNIA STATEWIDE CDA HORIZONS INDIO SERIES F (HOUSING REVENUE,
               CITIBANK NA LOC)ss+/-                                                       0.22        07/01/2038         3,310,000
    6,100,000  CALIFORNIA STATEWIDE CDA JOHN MUIR HEALTH SERIES B (HOSPITAL REVENUE,
               UBS AG LOC)ss+/-                                                            0.16        08/15/2036         6,100,000
    6,300,000  CALIFORNIA STATEWIDE CDA LA PUENTE APARTMENTS SERIES JJ (MFHR, US
               BANK NA LOC)ss+/-                                                           0.16        11/01/2031         6,300,000
   18,110,000  CALIFORNIA STATEWIDE CDA LIVERMORE VALLEY ARTS CENTER PROJECT (OTHER
               REVENUE, BANK OF NEW YORK LOC)ss+/-                                         0.16        12/01/2036        18,110,000
    6,135,000  CALIFORNIA STATEWIDE CDA MARIN HORIZON SCHOOL (PRIVATE SCHOOL
               REVENUE, ALLIED IRISH BANK PLC LOC)ss+/-                                    0.60        07/01/2036         6,135,000
    6,500,000  CALIFORNIA STATEWIDE CDA MARINEARS POINTE SERIES A (MFHR, FNMA
               INSURED)ss+/-                                                               0.17        02/15/2036         6,500,000
   10,600,000  CALIFORNIA STATEWIDE CDA MFHR CANYON COUNTRY APARTMENTS SERIES M
               (MFHR, FHLMC INSURED)ss+/-                                                  0.19        12/01/2034        10,600,000
    3,985,000  CALIFORNIA STATEWIDE CDA MFHR GRANITE OAKS APARTMENTS SERIES R (MFHR,
               FNMA INSURED)ss+/-                                                          0.22        10/15/2030         3,985,000
   12,000,000  CALIFORNIA STATEWIDE CDA MFHR IMPERIAL PARK APARTMENTS SERIES 00
               (HOUSING REVENUE, FNMA INSURED)ss+/-                                        0.25        11/01/2040        12,000,000
    3,200,000  CALIFORNIA STATEWIDE CDA MFHR SERIES AA (HOUSING REVENUE, FNMA
               INSURED)ss+/-                                                               0.20        04/15/2035         3,200,000
   11,330,000  CALIFORNIA STATEWIDE CDA NATIONAL CENTER INTERNATIONAL SCHOOLS A
               (PRIVATE SCHOOL REVENUE, ALLIED IRISH BANK PLC LOC)ss+/-                    0.36        05/01/2026        11,330,000
    7,840,000  CALIFORNIA STATEWIDE CDA OAKMONT SENIOR LIVING (HOUSING REVENUE, FNMA
               INSURED)ss+/-                                                               0.19        08/01/2031         7,840,000
    8,640,000  CALIFORNIA STATEWIDE CDA OLYMPUS PARK APARTMENTS SERIES Y (MFHR, FNMA
               INSURED)ss+/-                                                               0.20        10/15/2030         8,640,000
    9,400,000  CALIFORNIA STATEWIDE CDA RADY CHILDRENS HOSPITAL SERIES B (HCFR, BANK
               OF THE WEST LOC)ss+/-                                                       0.13        08/15/2047         9,400,000
    5,265,000  CALIFORNIA STATEWIDE CDA SEASONS SENIOR APARTMENTS SERIES B (MFHR,
               FNMA INSURED)ss+/-                                                          0.20        05/15/2037         5,265,000

                   Wells Fargo Advantage Money Market Funds 31


Portfolio of Investments--February 28, 2010

CALIFORNIA MUNICIPAL MONEY MARKET FUND

  PRINCIPAL    SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
-------------  ---------------------------------------------------------------------  -------------  -------------  ---------------
CALIFORNIA (continued)
$   5,500,000  CALIFORNIA STATEWIDE CDA SERIES 2680 (OTHER REVENUE, JPMORGAN CHASE
               BANK LOC)ss+/-                                                              0.30%       05/15/2016   $     5,500,000
    5,665,000  CALIFORNIA STATEWIDE CDA SUNRISE OF DANVILLE PROJECT SERIES A (MFHR,
               FNMA INSURED)ss+/-                                                          0.20        05/01/2027         5,665,000
    1,870,000  CALIFORNIA STATEWIDE CDA SWEEP LOAN PROGRAM SERIES A (HCFR, CITIBANK
               NA LOC)ss+/-                                                                0.18        08/01/2035         1,870,000
    2,500,000  CALIFORNIA STATEWIDE CDA TYRELLA GARDENS APARTMENTS SERIES B (HOUSING
               REVENUE, CITIBANK NA LOC)ss+/-                                              0.25        06/01/2036         2,500,000
   10,000,000  CALIFORNIA STATEWIDE CDA UNIVERSITY OF SAN DIEGO (COLLEGE &
               UNIVERSITY REVENUE, BANQUE NATIONALE PARIS LOC)ss+/-                        0.17        10/01/2045        10,000,000
    4,000,000  CALIFORNIA STATEWIDE CDA VILLA PASEO SENIOR PROJECT MM (MFHR, EAST
               WEST BANK LOC)ss+/-                                                         0.19        11/01/2035         4,000,000
    2,605,000  CALIFORNIA STATEWIDE CDA VILLAGE AT HESPERIA SERIES CCC (MFHR, FNMA
               INSURED)ss+/-                                                               0.20        11/15/2039         2,605,000
    4,375,000  CALIFORNIA STATEWIDE CDA VILLAGE AT NINTH APARTMENTS SERIES D
               (HOUSING REVENUE, FNMA INSURED)ss+/-                                        0.22        11/15/2035         4,375,000
    2,600,000  CALIFORNIA STATEWIDE CDA VILLAGE AT SHAW APARTMENTS SERIES E (MFHR,
               FNMA INSURED)ss+/-                                                          0.22        11/15/2035         2,600,000
   79,950,000  CALIFORNIA STATEWIDE CDA WESTERN UNIVERSITY HEALTH SERIES A (OTHER
               REVENUE, BANK OF NEW YORK LOC)ss+/-                                         0.36        06/01/2039        79,950,000
    5,490,000  CALIFORNIA STATEWIDE CDA YMCA EAST BAY PROJECT (OTHER REVENUE, ALLIED
               IRISH BANK PLC LOC)ss+/-                                                    0.36        06/01/2027         5,490,000
    1,160,000  CALIFORNIA STATEWIDE COMMUNITIES AUTHORITY CENTER FOR EARLY EDUCATION
               (PRIVATE SCHOOL REVENUE, ALLIED IRISH BANK PLC LOC)ss+/-                    0.60        09/01/2031         1,160,000
    4,538,000  CALIFORNIA UNIVERSITY OF SAN FRANCISCO SERIES 2005B (EDUCATIONAL
               FACILITIES REVENUE, BANK OF AMERICA NA LOC)ss+/-                            0.17        10/01/2035         4,538,000
    1,000,000  CASTACIC CA USD COP SCHOOL FACILITIES BRIDGE FUNDING PROGRAM (OTHER
               REVENUE, DEXIA CREDIT LOCAL DE FRANCE LOC)ss+/-                             0.70        09/01/2026         1,000,000
    2,100,000  CONCORD CA MFHR (OTHER REVENUE, FHLMC INSURED)ss+/-                         0.25        12/01/2016         2,100,000
    6,440,000  CONTRA COSTA COUNTY CA HOUSING AUTHORITY SERIES C (HOUSING REVENUE,
               FHLMC INSURED)ss+/-                                                         0.17        11/15/2017         6,440,000
    2,000,000  CONTRA COSTA COUNTY CA MFHR SERIES B (MFHR, FNMA INSURED)ss+/-              0.17        11/15/2022         2,000,000
    7,000,000  CORONA CA HOUSEHOLD BANK PROJECT B (MFHR, FNMA INSURED)ss+/-                0.21        02/01/2023         7,000,000
    2,640,000  DEUTSCHE BANK SPEARS LIFERS TRUST DB-382 (OTHER REVENUE, NATL-RE
               INSURED)ss+/-                                                               0.19        08/01/2030         2,640,000
    2,325,000  DEUTSCHE BANK SPEARS LIFERS TRUST DB-383 (PROPERTY TAX REVENUE, FGIC
               INSURED)ss+/-                                                               0.19        08/01/2035         2,325,000
    5,400,000  DEUTSCHE BANK SPEARS LIFERS TRUST DB-384 (PROPERTY TAX REVENUE,
               NATL-RE INSURED)ss+/-                                                       0.19        06/01/2032         5,400,000
   29,015,000  DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-287 (OTHER REVENUE
               NATL-RE INSURED)ss+/-                                                       0.19        09/01/2037        29,015,000
    5,775,000  DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-445 (PROPERTY TAX
               REVENUE, FIRST SECURITY BANK LOC)ss+/-                                      0.20        08/01/2032         5,775,000
    8,465,000  DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-448 (OTHER REVENUE,
               FIRST SECURITY BANK LOC)ss+/-                                               0.20        07/01/2032         8,465,000
    3,994,000  DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-457 (OTHER REVENUE,
               FIRST SECURITY BANK LOC)ss+/-                                               0.20        08/01/2032         3,994,000
    5,142,000  DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-477 (OTHER REVENUE,
               FIRST SECURITY BANK LOC)ss+/-                                               0.20        12/01/2024         5,142,000
   14,406,000  DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-490 (PROPERTY TAX
               REVENUE, FIRST SECURITY BANK LOC)ss+/-                                      0.20        08/01/2042        14,406,000
   10,510,000  DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-490 (TAX INCREMENTAL
               REVENUE, FIRST SECURITY BANK LOC)ss+/-                                      0.20        02/01/2031        10,510,000
    4,095,000  DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-561 (OTHER REVENUE, FIRST
               SECURITY BANK LOC)ss+/-                                                     0.23        07/01/2031         4,095,000
    5,860,000  DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-600 (WATER REVENUE, FIRST
               SECURITY BANK LOC)ss+/-                                                     0.20        02/01/2038         5,860,000
    5,505,000  DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-621 (PROPERTY TAX
               REVENUE, FIRST SECURITY BANK LOC)ss+/-                                      0.20        08/01/2028         5,505,000
    4,065,000  DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-628 (PROPERTY TAX
               REVENUE, FIRST SECURITY BANK LOC)ss+/-                                      0.20        08/01/2031         4,065,000
    6,360,000  DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-629 (PROPERTY TAX
               REVENUE, NATL-RE INSURED)ss+/-                                              0.20        08/01/2031         6,360,000

                   32 Wells Fargo Advantage Money Market Funds


                                     Portfolio of Investments--February 28, 2010

CALIFORNIA MUNICIPAL MONEY MARKET FUND

  PRINCIPAL    SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
-------------  ---------------------------------------------------------------------  -------------  -------------  ---------------
CALIFORNIA (continued)
$   4,520,000  DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-630 (PROPERTY TAX
               REVENUE, NATL-RE INSURED)ss+/-                                              0.20%       02/01/2024   $     4,520,000
   11,910,000  DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-631 (PROPERTY TAX
               REVENUE, NATL-RE INSURED)ss+/-                                              0.20        09/01/2027        11,910,000
   11,570,000  DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-632 (PROPERTY TAX
               REVENUE, FIRST SECURITY BANK LOC)ss+/-                                      0.20        08/01/2033        11,570,000
    7,570,000  DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-649 (PROPERTY TAX
               REVENUE, NATL-RE INSURED)ss+/-                                              0.20        06/01/2031         7,570,000
    8,453,000  DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-670 (PROPERTY TAX
               REVENUE, FIRST SECURITY BANK LOC)ss+/-                                      0.20        06/01/2028         8,453,000
    2,380,000  DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DBE-500 (OTHER REVENUE,
               AMBAC INSURED)ss+/-                                                         0.23        11/01/2038         2,380,000
    1,690,000  DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DBE-525 (OTHER REVENUE,
               FGIC INSURED)ss+/-                                                          0.20        06/01/2035         1,690,000
    1,025,000  DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DBE-575 (OTHER REVENUE,
               AMBAC INSURED)ss+/-                                                         0.20        09/01/2029         1,025,000
    6,460,000  DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DBE-625 (OTHER REVENUE,
               AMBAC INSURED)ss+/-                                                         0.20        06/01/2028         6,460,000
   22,025,000  EAST BAY CA MUD SERIES A1 (WATER REVENUE)ss+/-                              0.20        06/01/2026        22,025,000
   21,400,000  EAST BAY CA MUD SERIES A2 (WATER REVENUE)ss+/-                              0.20        06/01/2026        21,400,000
    2,100,000  EAST BAY CA MUD SUBSERIES A2 (WATER REVENUE, DEXIA CREDIT LOCAL DE
               FRANCE LOC)ss+/-                                                            0.20        06/01/2038         2,100,000
      470,000  EAST BAY CA MUD SUBSERIES A3 (OTHER REVENUE, DEXIA CREDIT LOCAL DE
               FRANCE LOC)ss+/-                                                            0.20        06/01/2038           470,000
    6,950,000  EAST BAY CA MUD SUBSERIES B1 (OTHER REVENUE, DEXIA CREDIT LOCAL DE
               FRANCE LOC)ss+/-                                                            0.17        06/01/2038         6,950,000
    6,805,000  EAST BAY CA MUD SUBSERIES C (OTHER REVENUE, DEXIA CREDIT LOCAL DE
               FRANCE LOC)ss+/-                                                            0.17        06/01/2027         6,805,000
    9,835,000  EASTERN MUNICIPAL WATER DISTRICT CALIFORNIA WATER & SEWER COP
               SERIES D (WATER REVENUE, LLOYDS TSB BANK PLC LOC)ss+/-                      0.16        07/01/2023         9,835,000
   25,925,000  ECLIPSE FUNDING TRUST 2006-0002-SOLAR ECLIPSE-LOS ANGELES (PROPERTY
               TAX REVENUE, US BANK NA LOC)ss+/-                                           0.17        07/01/2030        25,925,000
   18,720,000  ELSINORE VALLEY CA MUNICIPAL WATER DISTRICT COP SERIES B (WATER &
               SEWER REVENUE, ALLIED IRISH BANK PLC LOC)ss+/-                              0.50        07/01/2035        18,720,000
    9,800,000  FREMONT CA TREETOPS APARTMENTS SERIES A (HOUSING REVENUE, FNMA
               INSURED)ss+/-                                                               0.20        08/15/2026         9,800,000
    5,300,000  GOLDEN STATE TOBACCO SECURITIZATION CORPORATION SERIES 3123 (OTHER
               REVENUE)ss+/-++                                                             0.27        06/01/2045         5,300,000
   11,500,000  GOLDEN STATE TOBACCO SECURITIZATION CORPORATION CALIFORNIA TOBACCO
               SETTLEMENT ROCS RR II R-11432 (OTHER REVENUE, CITIBANK NA LOC)ss+/-         0.24        06/01/2035        11,500,000
   19,085,000  GOLDEN STATE TOBACCO SECURITIZATION CORPORATION CALIFORNIA TOBACCO
               SETTLEMENT ROCS RR II R-11442 (OTHER REVENUE, CITIBANK NA LOC)ss+/-         0.24        06/01/2035        19,085,000
    4,800,000  HARTNELL CA COMMUNITY COLLEGE DISTRICT SERIES 2966 (PROPERTY TAX
               REVENUE, FIRST SECURITY BANK LOC)ss+/-                                      0.20        06/01/2014         4,800,000
    7,400,000  HAYWARD CA HOUSING AUTHORITY MFHR BARRINGTON HILLS SERIES A (HOUSING
               REVENUE, FNMA INSURED)ss+/-                                                 0.17        06/15/2025         7,400,000
    4,000,000  HAYWARD CA MFHR SHOREWOOD SERIES A (MFHR, FGIC INSURED)ss+/-                0.17        07/15/2014         4,000,000
    1,000,000  HEMET CA MFHR SUNWEST RETIREMENT SERIES A (MFHR, FHLMC INSURED)ss+/-        0.16        01/01/2025         1,000,000
    5,190,000  HESPERIA CA USD COP INTERIM SCHOOL FACILITY FUNDING PROGRAM (LEASE
               REVENUE, FIRST SECURITY BANK LOC)ss+/-                                      0.45        02/01/2028         5,190,000
    7,505,000  HESPERIA CA USD COP INTERIM SCHOOL FACILITY FUNDING PROGRAM (LEASE
               REVENUE, FIRST SECURITY BANK LOC)ss+/-                                      0.45        02/01/2038         7,505,000
    4,955,000  HESPERIA CA USD COP INTERIM SCHOOL FACILITY FUNDING PROGRAM (OTHER
               REVENUE, DEXIA CREDIT LOCAL DE FRANCE LOC)ss+/-                             0.45        02/01/2018         4,955,000
   10,370,000  IRVINE CA IMPROVEMENT BOARD ACT 1915 ASSESSMENT DISTRICT #07-22-A
               (OTHER REVENUE, KBC BANK NV LOC)ss+/-                                       0.13        09/02/2032        10,370,000
    2,700,000  IRVINE CA IMPROVEMENT BOARD ACT 1915 ASSESSMENT DISTRICT #85-7
               SERIES A (OTHER REVENUE, FIRST SECURITY BANK NA LOC)ss+/-                   0.16        09/02/2032         2,700,000
    1,165,000  IRVINE CA IMPROVEMENT BOARD ACT 1915 ASSESSMENT DISTRICT #97-17
               (OTHER REVENUE, STATE STREET BANK & TRUST COMPANY NA LOC)ss+/-              0.13        09/02/2023         1,165,000
    4,000,000  IRVINE RANCH CA WATER DISTRICT BANK OF AMERICA INSURED (WATER &
               SEWER REVENUE, BANK OF AMERICA NA LOC)ss+/-                                 0.15        04/01/2033         4,000,000
   29,545,000  JPMORGAN CHASE PUTTERS DRIVERS TRUST (PROPERTY TAX REVENUE,
               JPMORGAN CHASE BANK LOC)ss+/-++                                             0.18        08/01/2015        29,545,000

                   Wells Fargo Advantage Money Market Funds 33


Portfolio of Investments--February 28, 2010

CALIFORNIA MUNICIPAL MONEY MARKET FUND

  PRINCIPAL    SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
-------------  ---------------------------------------------------------------------  -------------  -------------  ---------------
CALIFORNIA (continued)
$   6,700,000  KINGS COUNTY CA HOUSING AUTHORITY EDGEWATER LLSE APARTMENTS SERIES A
               (MFHR, FNMA INSURED)ss+/-                                                   0.16%       02/15/2031   $     6,700,000
    5,500,000  LANCASTER CA REDEVELOPMENT AGENCY MFHR 20TH STREET APARTMENTS PROJECT
               SERIES C (HOUSING REVENUE, FNMA INSURED)ss+/-                               0.17        12/01/2026         5,500,000
    4,000,000  LOMA LINDA CA HOSPITAL LOMA LINDA UNIVERSITY MEDICAL CENTER B
               (HOSPITAL REVENUE, BANK OF AMERICA NA LOC)ss+/-                             0.18        12/01/2038         4,000,000
    5,355,000  LOS ANGELES CA (PRIVATE SCHOOL REVENUE, BANK OF AMERICA NA LOC)ss+/-        0.17        08/01/2035         5,355,000
    4,780,000  LOS ANGELES CA COMMUNITY COLLEGE DISTRICT SERIES 2864 (PROPERTY TAX
               REVENUE, FIRST SECURITY BANK LOC)ss+/-                                      0.20        08/01/2014         4,780,000
    7,265,000  LOS ANGELES CA COMMUNITY RDA MFHR SECOND & CENTRAL APARTMENTS PROJECT
               (HOUSING REVENUE, HSBC USA NA LOC)ss+/-                                     0.18        12/01/2038         7,265,000
    6,290,000  LOS ANGELES CA COMMUNITY RDA SECURITY BUILDING PROJECT SERIES A (MFHR,
               FNMA INSURED)ss+/-                                                          0.21        12/15/2034         6,290,000
    4,930,000  LOS ANGELES CA COP LOYOLA HIGH SCHOOL SERIES A (LEASE REVENUE, ALLIED
               IRISH BANK PLC LOC)ss+/-                                                    0.60        12/01/2035         4,930,000
    2,620,000  LOS ANGELES CA COP NOTRE DAME HIGH SCHOOL SERIES A (LEASE REVENUE,
               ALLIED IRISH BANK PLC LOC)ss+/-                                             0.60        09/01/2036         2,620,000
    7,500,000  LOS ANGELES CA COP SAMUEL A FRYER YAVNEY SERIES A (COLLEGE &
               UNIVERSITY REVENUE, CALIFORNIA BANK & TRUST NA LOC)ss+/-                    0.18        08/01/2038         7,500,000
      500,000  LOS ANGELES CA COP WINDWARD SERIES A (PRIVATE SCHOOL REVENUE,
               ALLIED IRISH BANK PLC LOC)ss+/-                                             0.60        07/01/2037           500,000
    7,980,000  LOS ANGELES CA DW&P ROCS RR II R-11531 (WATER & SEWER REVENUE,
               NATL-RE INSURED)ss+/-                                                       0.21        01/01/2013         7,980,000
   11,600,000  LOS ANGELES CA DW&P SUBSERIES A4 (POWER REVENUE, LLOYDS TSB BANK PLC
               LOC)ss+/-                                                                   0.15        07/01/2035        11,600,000
    3,540,000  LOS ANGELES CA MISSION VILLAGE TERRACE APARTMENTS (MFHR, EAST WEST
               BANK LOC)ss+/-                                                              0.19        07/01/2027         3,540,000
   21,550,000  LOS ANGELES CA POWER SYSTEM SUBSERIES A5 (ELECTRIC REVENUE, LLOYDS
               TSB BANK PLC LOC)ss+/-                                                      0.16        07/01/2035        21,550,000
    5,000,000  LOS ANGELES CA POWER SYSTEM SUBSERIES A6 (UTILITIES REVENUE)ss+/-           0.16        07/01/2035         5,000,000
    4,600,000  LOS ANGELES CA ROCS RR II R-11281 (OTHER REVENUE, AMBAC INSURED)ss+/-       0.21        07/01/2015         4,600,000
   13,200,000  LOS ANGELES CA WASTE WATER SUBSERIES D (SEWER REVENUE, BANK OF NOVA
               SCOTIA LOC)ss+/-                                                            0.16        06/01/2028        13,200,000
    2,800,000  LOS ANGELES CA WASTE WATER SYSTEM SERIES 2254 (OTHER REVENUE, NATL-RE
               INSURED)ss+/-                                                               0.20        06/01/2013         2,800,000
    7,000,000  LOS ANGELES CA WASTE WATER SYSTEM SUBSERIES G (SEWER REVENUE, BANK OF
               AMERICA NA LOC)ss+/-                                                        0.17        06/01/2032         7,000,000
    7,340,000  LOS ANGELES CA WATER & POWER SERIES 2971 (ELECTRIC REVENUE, FIRST
               SECURITY BANK LOC)ss+/-                                                     0.20        01/01/2014         7,340,000
    4,300,000  LOS ANGELES CA WATTS ATHENS APARTMENTS SERIES A (HOUSING REVENUE,
               FHLB INSURED)ss+/-                                                          0.19        08/15/2030         4,300,000
    2,500,000  LOS ANGELES COUNTY CA HOUSING AUTHORITY MFHR BONDS (HOUSING REVENUE,
               FHLMC INSURED)ss+/-                                                         0.28        09/01/2030         2,500,000
    5,100,000  LOS ANGELES COUNTY CA METROPOLITAN TRANSPORTATION AUTHORITY SERIES C3
               (SALES TAX REVENUE, SUMITOMO MITSUI BANK LOC)ss+/-                          0.15        07/01/2025         5,100,000
   11,000,000  LOS ANGELES CA USD COP ADMINISTRATION BUILDING PROJECT SERIES A
               (OTHER REVENUE, BANK OF AMERICA NA LOC)ss+/-                                0.18        10/01/2024        11,000,000
    5,065,000  LOS RIOS CA COMMUNITY COLLEGE DISTRICT SERIES 2972 (PROPERTY TAX
               REVENUE, FIRST SECURITY BANK LOC)ss+/-                                      0.20        02/01/2013         5,065,000
   10,515,000  METROPOLITAN WATER DISTRICT SOUTHERN CA WATERWORKS (WATER REVENUE,
               CITIBANK NA LOC)ss+/-++                                                     0.20        02/01/2015        10,515,000
   25,600,000  METROPOLITAN WATER DISTRICT SOUTHERN CA WATERWORKS CLASS A (WATER
               REVENUE, CITIBANK NA LOC)ss+/-                                              0.20        07/01/2037        25,600,000
      700,000  METROPOLITAN WATER DISTRICT SOUTHERN CA WATERWORKS REVENUE SERIES C
               (WATER REVENUE )ss+/-                                                       0.16        07/01/2027           700,000
   14,500,000  METROPOLITAN WATER DISTRICT SOUTHERN CA WATERWORKS SERIES B3 (WATER
               REVENUE)ss+/-                                                               0.10        07/01/2035        14,500,000
   13,900,000  MODESTO CA PUBLIC FINANCING AUTHORITY (LEASE REVENUE, BANK OF AMERICA
               NA LOC)ss+/-                                                                0.17        09/01/2033        13,900,000
    1,550,000  MONTEREY PENINSULA CA WATER MANAGEMENT DISTRICT (LEASE REVENUE, BANK
               OF AMERICA NA LOC)ss+/-                                                     0.22        07/01/2022         1,550,000
   51,590,000  MORGAN HILL CA RDA TAX ALLOCATION OJO DE AGUA REDEVELOPMENT PROJECT A
               (OTHER REVENUE, BANK OF NOVA SCOTIA LOC)ss+/-                               0.17        09/01/2033        51,590,000
    3,680,000  NORTHERN CA POWER AGENCY HYDROELECTRIC PROJECT 1 SERIES A (ELECTRIC
               REVENUE, DEXIA CREDIT LOCAL DE FRANCE LOC)ss+/-                             0.21        07/01/2032         3,680,000

                   34 Wells Fargo Advantage Money Market Funds


                                     Portfolio of Investments--February 28, 2010

CALIFORNIA MUNICIPAL MONEY MARKET FUND

  PRINCIPAL    SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
-------------  ---------------------------------------------------------------------  -------------  -------------  ---------------
CALIFORNIA (continued)
$  17,400,000  NORTHERN CALIFORNIA TRANSMISSION AGENCY SERIES A (UTILITIES REVENUE,
               FIRST SECURITY BANK LOC)ss+/-                                               0.24%       05/01/2024   $    17,400,000
    6,500,000  ONTARIO CA MULTIFAMILY REVENUE (HCFR, FHLMC INSURED)ss+/-                   0.15        12/01/2035         6,500,000
    6,070,000  ORANGE COUNTY CA (HOUSING REVENUE, FNMA INSURED)ss+/-                       0.21        12/15/2028         6,070,000
    4,000,000  ORANGE COUNTY CA APARTMENT DEVELOPMENT REVENUE PARK RIDGE VILLAS
               PROJECT (HOUSING REVENUE, FNMA INSURED)ss+/-                                0.16        11/15/2028         4,000,000
   14,900,000  ORANGE COUNTY CA APARTMENT DEVELOPMENT REVENUE PROJECT PARK PLACE
               APARTMENTS ISSUE A (HOUSING REVENUE, FHLB INSURED)ss+/-                     0.18        04/01/2024        14,900,000
    8,619,000  ORANGE COUNTY CA APARTMENT DEVELOPMENT REVENUE SERIES D HARBOR POINTE
               PROJECT (HOUSING REVENUE, FHLMC INSURED)ss+/-                               0.16        12/01/2022         8,619,000
    4,244,000  ORANGE COUNTY CA IMPROVEMENT BOARD ACT 1915 ASSESSMENT DISTRICT 01-1
               SERIES A (SPECIAL TAX REVENUE, KBC BANK NV LOC)ss+/-                        0.15        09/02/2033         4,244,000
    5,960,000  ORANGE COUNTY CA SANITATION DISTRICT SERIES A (LEASE REVENUE)ss+/-          0.14        08/01/2029         5,960,000
    1,075,000  ORANGE COUNTY CA SANITATION DISTRICTS COP SERIES 25297 (SEWER
               REVENUE, FIRST SECURITY BANK LOC)ss+/-                                      0.20        02/01/2015         1,075,000
   19,400,000  PITTSBURG CA PUBLIC FINANCING AUTHORITY WATER (WATER REVENUE, ALLIED
               IRISH BANK PLC LOC)ss+/-                                                    0.45        06/01/2035        19,400,000
    7,000,000  RANCHO CA WATER DISTRICT FINANCING AUTHORITY SERIES B (OTHER REVENUE,
               UBS AG LOC)ss+/-                                                            0.17        08/15/2031         7,000,000
      160,000  RIVERSIDE CA COP (LEASE REVENUE, BANK OF AMERICA NA LOC)ss+/-               0.18        03/01/2037           160,000
    3,245,000  RIVERSIDE CA ELECTRIC PUTTERS SERIES 3042Z (ELECTRIC REVENUE, FIRST
               SECURITY BANK LOC)ss+/-++                                                   0.14        04/01/2016         3,245,000
    8,500,000  RIVERSIDE COUNTY CA (LEASE ABATEMENT REVENUE, BANK OF AMERICA NA
               LOC)ss+/-                                                                   0.18        11/01/2039         8,500,000
    1,500,000  RIVERSIDE COUNTY CA HOUSING AUTHORITY MOUNTAIN VIEW APARTMENTS
               SERIES A (MFHR, REDLANDS FEDERAL S&L LOC)ss+/-                              0.21        08/01/2025         1,500,000
    2,300,000  RIVERSIDE COUNTY CA IDA IDR CRYOGENIC PROJECT ISSUE B (IDR, BANK OF
               AMERICA NA LOC)ss+/-                                                        0.18        07/05/2014         2,300,000
   14,750,000  ROSEVILLE CA COP SERIES A (ELECTRIC REVENUE, BANK OF NEW YORK
               LOC)ss+/-                                                                   0.19        02/01/2035        14,750,000
   12,874,000  ROSEVILLE CA ELECTRIC SYSTEM COP SERIES B (OTHER REVENUE, DEXIA
               CREDIT LOCAL DE FRANCE LOC)ss+/-                                            0.19        02/01/2035        12,874,000
    7,000,000  SACRAMENTO CA HOUSING AUTHORITY SHENANDOAH APARTMENTS SERIES F
               (HOUSING REVENUE, FNMA INSURED)ss+/-                                        0.20        09/15/2036         7,000,000
    5,000,000  SACRAMENTO COUNTY CA HOUSING AUTHORITY (HOUSING REVENUE, FNMA
               INSURED)ss+/-                                                               0.16        07/15/2029         5,000,000
    7,000,000  SACRAMENTO COUNTY CA HOUSING AUTHORITY MFHR ARLINGTON CREEK APARTMENT
               SERIES I (HOUSING REVENUE, FNMA INSURED)ss+/-                               0.19        05/15/2034         7,000,000
    6,835,000  SACRAMENTO COUNTY CA HOUSING AUTHORITY MFHR CASCADES SERIES D
               (HOUSING REVENUE, FNMA INSURED)ss+/-                                        0.20        09/15/2035         6,835,000
    9,140,000  SACRAMENTO COUNTY CA HOUSING AUTHORITY MFHR LOGAN PARK APARTMENTS
               ISSUE E (HOUSING REVENUE, FHLMC INSURED)ss+/-                               0.21        05/01/2042         9,140,000
    6,000,000  SACRAMENTO COUNTY CA HOUSING AUTHORITY MFHR NORMANDY PARK APARTMENTS
               SERIES A (HOUSING REVENUE, FNMA INSURED)ss+/-                               0.20        02/15/2033         6,000,000
    2,900,000  SACRAMENTO COUNTY CA HOUSING AUTHORITY SEASONS AT WINTER SERIES C2
               (MFHR, FHLMC INSURED)ss+/-                                                  0.16        08/01/2034         2,900,000
    4,700,000  SACRAMENTO COUNTY CA HOUSING AUTHORITY SHADWOOD APARTMENTS PROJECT
               ISSUE A (MFHR, FHLMC INSURED)ss+/-                                          0.18        12/01/2022         4,700,000
   10,000,000  SACRAMENTO COUNTY CA RIVER POINTE APARTMENTS SERIES B (MFHR, FNMA
               INSURED)ss+/-                                                               0.16        08/15/2027        10,000,000
    5,000,000  SACRAMENTO COUNTY CA SANITATION DISTRICT FINANCING AUTHORITY
               SUBORDINATE LIEN SACRAMENTO DISTRICT E (SEWER REVENUE, US BANK NA
               LOC)ss+/-                                                                   0.20        12/01/2040         5,000,000
    5,050,000  SACRAMENTO COUNTY CA SANITATION DISTRICT FINANCING AUTHORITY
               SUBORDINATE LIEN SACRAMENTO REGULATION C (SEWER REVENUE, CREDIT
               AGRICOLE INDOSUEZ LOC)ss+/-                                                 0.18        12/01/2030         5,050,000
    7,000,000  SAN BERNARDINO CA REDEVELOPMENT AGENCY SILVER WOODS APARTMENTS
               PROJECT (HOUSING REVENUE, FNMA INSURED)ss+/-                                0.20        05/01/2026         7,000,000
    6,809,000  SAN BERNARDINO COUNTY CA COP SERIES A (LEASE REVENUE, BANK OF AMERICA
               NA LOC)ss+/-                                                                0.18        03/01/2024         6,809,000
    5,500,000  SAN BERNARDINO COUNTY CA FLOOD CONTROL DISTRICT (WATER REVENUE, UBS
               AG LOC)ss+/-                                                                0.18        08/01/2037         5,500,000
    6,115,000  SAN BERNARDINO COUNTY CA MFHR GREEN VALLEY APARTMENTS PROJECT
               SERIES A (HOUSING REVENUE, FNMA INSURED)ss+/-                               0.17        05/15/2029         6,115,000

                   Wells Fargo Advantage Money Market Funds 35


Portfolio of Investments--February 28, 2010

CALIFORNIA MUNICIPAL MONEY MARKET FUND

  PRINCIPAL    SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
-------------  ---------------------------------------------------------------------  -------------  -------------  ---------------
CALIFORNIA (continued)
$   5,600,000  SAN BERNARDINO COUNTY CA MFHR SYCAMORE TERRACE PROJECT SERIES A
               (HOUSING REVENUE, FNMA INSURED)ss+/-                                        0.17%       05/15/2029   $     5,600,000
    4,695,000  SAN DIEGO COUNTY CA REGIONAL TRANSPORTATION COMMUNITY LIMITED TAX
               SERIES A (SALES TAX REVENUE, JPMORGAN CHASE BANK LOC)ss+/-                  0.18        04/01/2038         4,695,000
    4,005,000  SAN DIEGO COUNTY CA REGIONAL TRANSPORTATION COMMUNITY LIMITED TAX
               SERIES B (SALES TAX REVENUE, JPMORGAN CHASE BANK LOC)ss+/-                  0.17        04/01/2038         4,005,000
      295,000  SAN DIEGO COUNTY CA REGIONAL TRANSPORTATION COMMUNITY LIMITED TAX
               SERIES D (SALES TAX REVENUE, DEXIA CREDIT LOCAL DE FRANCE LOC)ss+/-         0.35        04/01/2038           295,000
    1,545,000  SAN DIEGO COUNTY CA WATER AUTHORITY COP SERIES 2873 (WATER REVENUE,
               FIRST SECURITY BANK LOC)ss+/-                                               0.20        05/01/2013         1,545,000
    6,850,000  SAN FRANCISCO CA CITY & COUNTY AIRPORTS COMMISSION SECOND SERIES 37C
               (AIRPORT REVENUE, FSA INSURED)ss+/-                                         0.21        05/01/2029         6,850,000
    5,000,000  SAN FRANCISCO CA CITY & COUNTY AIRPORTS COMMISSION SECOND SERIES 37D
               (OTHER REVENUE, AGM INSURED)ss+/-                                           0.21        05/01/2030         5,000,000
    4,655,000  SAN FRANCISCO CA CITY & COUNTY AIRPORTS COMMISSION SERIES B (AIRPORT
               REVENUE)ss+/-                                                               0.75        05/01/2029         4,655,000
    5,425,000  SAN FRANCISCO CA CITY & COUNTY FINANCE CORPORATION MOSCONE CENTER
               (LEASE REVENUE, STATE STREET BANK & TRUST COMPANY NA LOC)ss+/-              0.17        04/01/2030         5,425,000
    2,645,000  SAN FRANCISCO CA CITY & COUNTY MFHR CARTER TERRACE APARTMENTS
               SERIES B (MFHR, CITIBANK NA LOC)ss+/-                                       0.15        03/01/2036         2,645,000
   40,000,000  SAN FRANCISCO CA CITY & COUNTY RDA FILLMORE CENTER SERIES B1 (HOUSING
               REVENUE, FHLMC INSURED)ss+/-                                                0.20        12/01/2017        40,000,000
    6,440,000  SAN FRANCISCO CA CITY & COUNTY RDA NOTRE DAME APARTMENTS SERIES G
               (HOUSING REVENUE, CITIBANK NA LOC)ss+/-                                     0.22        12/01/2033         6,440,000
    8,925,000  SAN FRANCISCO CA CITY & COUNTY RDA ORLANDO CEPEDA PLACE SERIES D
               (MFHR, CITIBANK NA LOC)ss+/-                                                0.25        11/01/2033         8,925,000
    9,250,000  SAN FRANCISCO CA CITY & COUNTY REDEVELOPMENT AGENCY COMMUNITY
               FACILITIES DISTRICT HUNTERS POINT SERIES A (TAX REVENUE, KBC BANK NV
               LOC)ss+/-                                                                   0.18        08/01/2036         9,250,000
    3,030,000  SAN FRANCISCO CA CITY & COUNTY REDEVELOPMENT AGENCY MFHR LELAND POLK
               SENIOR COMMUNITY SERIES A (MFHR, CITIBANK NA LOC)ss+/-                      0.15        12/01/2019         3,030,000
    8,900,000  SAN JOSE CA CINNABAR COMMONS SERIES C (HOUSING REVENUE, BANK OF
               AMERICA NA LOC)ss+/-                                                        0.17        02/01/2037         8,900,000
    9,360,000  SAN JOSE CA MFHR RAINTREE APARTMENTS SERIES A (MFHR, FNMA
               INSURED)ss+/-                                                               0.27        02/01/2038         9,360,000
    5,750,000  SAN JOSE CA REDEVELOPMENT AGENCY MERGED AREA REDEVELOPMENT PROJECT
               SERIES A (PROPERTY TAX REVENUE, JPMORGAN CHASE BANK LOC)ss+/-               0.15        07/01/2026         5,750,000
    7,100,000  SAN JOSE CA REDEVELOPMENT AGENCY TAX ALLOCATION (HOUSING REVENUE,
               BANK OF NEW YORK LOC)ss+/-                                                  0.15        08/01/2035         7,100,000
    4,230,000  SAN JOSE CA TURNLEAF APARTMENTS SERIES A (HOUSING REVENUE, FHLMC
               INSURED)ss+/-                                                               0.22        06/01/2036         4,230,000
    5,025,000  SAN LEANDRO CA PARKSIDE COMMONS APARTMENTS PROJECT (MFHR, FNMA
               INSURED)ss+/-                                                               0.18        07/15/2018         5,025,000
    6,660,000  SANTA ANA CA HEALTH FACILITY REVENUE MULTI-MODEL TOWN & COUNTRY
               PROJECT BNP PARIBAS (HCFR, DEXIA CREDIT LOCAL DE FRANCE LOC)ss+/-           0.11        10/01/2020         6,660,000
   37,545,000  SANTA CLARA CA SUBSERIES B (ELECTRIC PLANT REVENUE, DEXIA CREDIT
               LOCAL DE FRANCE LOC)ss+/-                                                   0.19        07/01/2027        37,545,000
   20,750,000  SANTA CLARA COUNTY CA FINANCING AUTHORITY MULTIPLE FACILITIES
               PROJECTS SERIES M (LEASE REVENUE, BANK OF AMERICA NA LOC)ss+/-              0.18        05/15/2035        20,750,000
    5,900,000  SANTA CLARA COUNTY CA MFHR BENTON PARK CENTER APARTMENTS PROJECT
               SERIES A (MFHR, FNMA INSURED)ss+/-                                          0.16        12/15/2025         5,900,000
    3,120,000  SANTA ROSA CA ALDERBROOK HEIGHTS APARTMENTS (HOUSING REVENUE,
               FHLB INSURED)ss+/-                                                          0.20        05/01/2040         3,120,000
   17,695,000  SIMI VALLEY CA SERIES A (MFHR, FHLMC INSURED)ss+/-                          0.15        07/01/2023        17,695,000
    5,700,000  SIMI VALLEY CA SHADOWRIDGE APARTMENTS PROJECT (HOUSING REVENUE,
               FHLMC INSURED)ss+/-                                                         0.19        09/01/2019         5,700,000
   32,900,000  SOUTHERN CA PUBLIC POWER AUTHORITY PROJECT (ELECTRIC REVENUE, KBC
               BANK NV LOC)ss+/-                                                           0.18        07/01/2036        32,900,000
   92,085,000  SOUTHERN CA PUBLIC POWER AUTHORITY TRANSMISSION PROJECT REVENUE
               (UTILITIES REVENUE, LLOYDS TSB BANK PLC LOC)ss+/-                           0.20        07/01/2019        92,085,000
    5,900,000  STOCKTON CA HCFR SERIES A (HCFR, CITIBANK NA LOC)ss+/-                      0.13        12/01/2032         5,900,000
    8,220,000  SWEETWATER CA UNION HIGH SCHOOL DISTRICT ROCS RR II 11484 (PROPERTY
               TAX REVENUE, FIRST SECURITY BANK LOC)ss+/-                                  0.23        02/01/2013         8,220,000

                   36 Wells Fargo Advantage Money Market Funds


                                     Portfolio of Investments--February 28, 2010

CALIFORNIA MUNICIPAL MONEY MARKET FUND

  PRINCIPAL    SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
-------------  ---------------------------------------------------------------------  -------------  -------------  ---------------
CALIFORNIA (continued)
$  12,460,000  UNIVERSITY OF CALIFORNIA (COLLEGE & UNIVERSITY REVENUE, FIRST
               SECURITY BANK LOC)ss+/-                                                     0.21%       05/15/2032   $    12,460,000
   12,000,000  UPLAND CA COMMUNITY RDA SUNSET RIDGE APARTMENTS (HOUSING REVENUE,
               EAST WEST BANK LOC)ss+/-                                                    0.17        08/01/2037        12,000,000
    7,750,000  VACAVILLE CA MFHR SYCAMORE APARTMENTS SERIES A (HOUSING REVENUE,
               FNMA INSURED)ss+/-                                                          0.17        05/15/2029         7,750,000
    3,200,000  VACAVILLE CA SERIES A (HOUSING REVENUE, FNMA INSURED)ss+/-                  0.21        07/15/2018         3,200,000
    3,620,000  WALNUT CREEK CA CREEKSIDE DRIVE (HOUSING REVENUE, FHLMC INSURED)ss+/-       0.17        04/01/2027         3,620,000
    9,900,000  WHITTIER CA WHITTIER COLLEGE (COLLEGE & UNIVERSITY REVENUE,
               BANK OF AMERICA NA LOC)ss+/-                                                0.18        12/01/2038         9,900,000
                                                                                                                      2,367,737,500
                                                                                                                    ---------------
OTHER: 0.54%
    8,030,000  BRANCH BANKING & TRUST MUNICIPAL TRUST (LEASE REVENUE, BRANCH BANKING
               & TRUST LOC)ss+/-                                                           0.20        09/01/2022         8,030,000
    6,000,000  BRANCH BANKING & TRUST MUNICIPAL TRUST (OTHER REVENUE, FIRST SECURITY
               BANK LOC)ss+/-                                                              0.24        02/01/2027         6,000,000
                                                                                                                         14,030,000
                                                                                                                    ---------------
PUERTO RICO: 1.08%
    5,331,000  DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DBE-627A (SALES TAX REVENUE,
               AMBAC INSURED)ss+/-                                                         0.22        08/01/2049         5,331,000
   11,000,000  PUERTO RICO COMMONWEALTH (OTHER REVENUE, WACHOVIA BANK
               LOC)ss+/-(o)(o)                                                             0.14        07/01/2034        11,000,000
   11,600,000  PUERTO RICO COMMONWEALTH (PROPERTY TAX REVENUE, WACHOVIA BANK
               LOC)ss+/-(o)(o)                                                             0.14        07/01/2034        11,600,000
                                                                                                                         27,931,000
                                                                                                                    ---------------
TOTAL MUNICIPAL BONDS & NOTES (COST $2,409,698,500)                                                                   2,409,698,500
                                                                                                                    ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $2,580,658,500)*                                                           99.94%                               2,580,658,500
OTHER ASSETS AND LIABILITIES, NET                                                 0.06                                    1,515,153
                                                                                ------                              ---------------
TOTAL NET ASSETS                                                                100.00%                             $ 2,582,173,653
                                                                                ------                              ---------------

----------
ss These securities are subject to a demand feature which reduces the effective maturity.

+/-    Variable rate investments.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

(o)(o) Credit enhancement is provided by a non-controlled affiliate.

* Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

                   Wells Fargo Advantage Money Market Funds 37


Portfolio of Investments--February 28, 2010

GOVERNMENT MONEY MARKET FUND

  PRINCIPAL    SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
-------------  ---------------------------------------------------------------------  -------------  -------------  ---------------
AGENCY NOTES - DISCOUNT: 21.95%
FEDERAL FARM CREDIT BANK: 0.66%
$  76,622,000  FFCB##                                                                      0.25%       06/23/2010   $    76,561,341
  100,000,000  FFCB##                                                                      0.29        07/13/2010        99,892,056
                                                                                                                        176,453,397
                                                                                                                    ---------------
FEDERAL HOME LOAN BANK: 7.60%
  110,000,000  FHLB##                                                                      0.09        03/10/2010       109,997,168
  279,000,000  FHLB##                                                                      0.07        03/12/2010       278,993,180
  100,000,000  FHLB##                                                                      0.09        03/17/2010        99,995,556
  250,000,000  FHLB##                                                                      0.19        03/26/2010       249,965,278
  350,000,000  FHLB##                                                                      0.10        03/31/2010       349,970,833
  230,000,000  FHLB##                                                                      0.13        04/23/2010       229,955,981
  250,000,000  FHLB##                                                                      0.13        04/28/2010       249,947,639
  200,000,000  FHLB##                                                                      0.14        05/14/2010       199,941,622
  170,000,000  FHLB##                                                                      0.14        05/21/2010       169,946,450
  100,000,000  FHLB##                                                                      0.14        05/26/2010        99,965,361
                                                                                                                      2,038,679,068
                                                                                                                    ---------------
FEDERAL HOME LOAN MORTGAGE CORPORATION: 8.06%
  175,000,000  FHLMC##                                                                     0.08        03/16/2010       174,994,167
  204,307,000  FHLMC##                                                                     0.10        03/25/2010       204,293,380
  260,000,000  FHLMC##                                                                     0.21        04/26/2010       259,915,067
  250,000,000  FHLMC##                                                                     0.18        05/11/2010       249,911,250
  225,000,000  FHLMC##                                                                     0.14        05/17/2010       224,930,219
   53,262,000  FHLMC##                                                                     0.16        05/24/2010        53,241,494
  200,000,000  FHLMC##                                                                     0.19        06/08/2010       199,895,500
  203,701,000  FHLMC##                                                                     0.19        06/21/2010       203,580,590
  242,060,000  FHLMC##                                                                     0.20        06/28/2010       241,899,971
  250,000,000  FHLMC##                                                                     0.17        07/12/2010       249,842,986
  100,000,000  FHLMC##                                                                     0.18        07/19/2010        99,930,000
                                                                                                                      2,162,434,624
                                                                                                                    ---------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION: 5.63%
  100,000,000  FNMA##                                                                      0.05        03/03/2010        99,999,611
  194,000,000  FNMA##                                                                      0.17        04/07/2010       193,965,705
  100,000,000  FNMA##                                                                      0.18        04/22/2010        99,974,000
   49,629,000  FNMA##                                                                      0.14        05/05/2010        49,616,455
   55,775,000  FNMA##                                                                      0.14        05/12/2010        55,759,383
   84,000,000  FNMA##                                                                      0.14        05/19/2010        83,974,193
  250,000,000  FNMA##                                                                      0.18        05/25/2010       249,893,750
  132,800,000  FNMA##                                                                      0.16        05/26/2010       132,747,654
  200,000,000  FNMA##                                                                      0.15        06/03/2010       199,921,667
   26,800,000  FNMA##                                                                      0.16        06/09/2010        26,788,089
  100,000,000  FNMA##                                                                      0.16        06/14/2010        99,953,333
   60,000,000  FNMA##                                                                      0.18        07/14/2010        59,958,375
  100,000,000  FNMA##                                                                      0.21        08/02/2010        99,910,167
   58,650,000  FNMA##                                                                      0.21        08/04/2010        58,595,358
                                                                                                                      1,511,057,740
                                                                                                                    ---------------
TOTAL AGENCY NOTES - DISCOUNT (COST $5,888,624,829)                                                                   5,888,624,829
                                                                                                                    ---------------

                   38 Wells Fargo Advantage Money Market Funds


                                     Portfolio of Investments--February 28, 2010

GOVERNMENT MONEY MARKET FUND

  PRINCIPAL    SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
-------------  ---------------------------------------------------------------------  -------------  -------------  ---------------
AGENCY NOTES - INTEREST BEARING: 20.51%
FEDERAL FARM CREDIT BANK: 4.22%
$  90,000,000  FFCB+/-                                                                     0.23%       03/01/2010   $    90,000,000
   20,000,000  FFCB                                                                        1.05        03/18/2010        20,006,191
   29,450,000  FFCB                                                                        2.38        04/07/2010        29,515,894
   15,540,000  FFCB                                                                        4.30        04/27/2010        15,640,212
   66,200,000  FFCB                                                                        2.75        05/04/2010        66,465,294
   46,582,000  FFCB                                                                        4.75        05/07/2010        46,977,991
   10,000,000  FFCB                                                                        2.25        07/01/2010        10,066,417
  100,000,000  FFCB+/-                                                                     0.50        07/23/2010       100,000,000
  125,000,000  FFCB+/-                                                                     0.18        07/27/2010       125,000,000
   75,000,000  FFCB+/-                                                                     0.03        12/17/2010        74,913,964
   50,000,000  FFCB+/-                                                                     0.17        03/22/2011        50,000,000
   16,200,000  FFCB+/-                                                                     0.32        05/18/2011        16,230,016
   50,000,000  FFCB+/-                                                                     0.15        06/07/2011        49,985,505
  225,000,000  FFCB+/-                                                                     0.15        06/23/2011       224,960,594
  211,725,000  FFCB+/-                                                                     0.14        06/28/2011       211,681,309
                                                                                                                      1,131,443,387
                                                                                                                    ---------------
FEDERAL HOME LOAN BANK: 8.18%
  100,000,000  FHLB                                                                        5.00        03/03/2010       100,026,419
   50,000,000  FHLB+/-                                                                     0.16        04/01/2010        49,993,113
  200,000,000  FHLB+/-                                                                     0.18        04/16/2010       200,002,544
   27,000,000  FHLB                                                                        0.48        05/11/2010        27,011,986
  125,000,000  FHLB                                                                        0.55        05/28/2010       125,044,491
    2,665,000  FHLB                                                                        3.00        06/11/2010         2,684,857
  134,885,000  FHLB                                                                        4.25        06/11/2010       136,363,036
   38,570,000  FHLB                                                                        5.25        06/11/2010        39,099,818
  106,770,000  FHLB                                                                        0.56        06/18/2010       106,842,144
   41,800,000  FHLB                                                                        3.50        07/16/2010        42,303,567
  370,000,000  FHLB+/-                                                                     0.18        07/27/2010       369,975,429
  250,000,000  FHLB+/-                                                                     0.18        05/25/2011       249,938,187
  160,000,000  FHLB+/-                                                                     0.13        06/07/2011       159,917,367
  165,000,000  FHLB+/-                                                                     0.13        07/20/2011       164,929,660
  150,000,000  FHLB+/-                                                                     0.13        07/25/2011       149,925,217
  150,000,000  FHLB+/-                                                                     0.15        07/28/2011       149,924,778
  120,000,000  FHLB+/-                                                                     0.14        08/12/2011       119,929,777
                                                                                                                      2,193,912,390
                                                                                                                    ---------------
FEDERAL HOME LOAN MORTGAGE CORPORATION: 5.70%
   50,000,000  FHLMC                                                                       2.88        06/28/2010        50,443,156
  500,000,000  FHLMC+/-                                                                    0.24        09/03/2010       499,940,710
  600,000,000  FHLMC+/-                                                                    0.22        09/24/2010       600,025,993
  128,365,000  FHLMC+/-                                                                    0.30        01/28/2011       128,512,137
  250,000,000  FHLMC+/-                                                                    0.33        03/09/2011       250,193,115
                                                                                                                      1,529,115,111
                                                                                                                    ---------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION: 2.41%
  105,188,000  FNMA                                                                        0.00        04/01/2010       105,165,355
  300,000,000  FNMA                                                                        5.25        04/27/2010       302,354,226
  103,884,000  FNMA+/-                                                                     0.20        08/05/2010       103,911,200
  135,000,000  FNMA+/-                                                                     0.14        08/11/2011       134,901,660
                                                                                                                        646,332,441
                                                                                                                    ---------------
TOTAL AGENCY NOTES - INTEREST BEARING (COST $5,500,803,329)                                                           5,500,803,329
                                                                                                                    ---------------

                  Wells Fargo Advantage Money Market Funds 39


Portfolio of Investments--February 28, 2010

GOVERNMENT MONEY MARKET FUND

  PRINCIPAL    SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
-------------  ---------------------------------------------------------------------  -------------  -------------  ---------------
CORPORATE BONDS & NOTES: 5.65%
DEPOSITORY INSTITUTIONS: 1.22%
$ 235,000,000  AMERICAN EXPRESS BANK FSB+/-                                                1.08%       12/10/2010   $   236,625,807
   90,000,000  JPMORGAN CHASE & COMPANY+/-                                                 0.76        12/02/2010        90,453,056
                                                                                                                        327,078,863
                                                                                                                    ---------------
DIVERSIFIED FINANCIAL SERVICES: 2.38%
  145,600,000  CITIGROUP INCORPORATED+/-                                                   0.81        12/09/2010       146,394,082
  159,300,000  GENERAL ELECTRIC CAPITAL CORPORATION+/-                                     0.30        07/08/2010       159,387,022
  201,250,000  GENERAL ELECTRIC CAPITAL CORPORATION+/-                                     0.66        06/09/2010       201,537,199
  130,000,000  GENERAL ELECTRIC CAPITAL CORPORATION+/-                                     0.89        12/09/2010       130,811,544
                                                                                                                        638,129,847
                                                                                                                    ---------------
DOMESTIC BANKS: 2.05%
  375,000,000  BANK OF AMERICA NA TEMPORARY LIQUIDITY GUARANTEE PROGRAM+/-                 0.28        09/13/2010       375,014,545
  115,000,000  CITIBANK NA+/-                                                              0.30        09/30/2010       115,000,000
   59,315,000  CITIGROUP FUNDING INCORPORATED+/-                                           0.35        07/30/2010        59,365,584
                                                                                                                        549,380,129
                                                                                                                    ---------------
TOTAL CORPORATE BONDS & NOTES (COST $1,514,588,839)                                                                   1,514,588,839
                                                                                                                    ---------------
REPURCHASE AGREEMENTS (z): 42.61%
1,302,000,000  BANK OF AMERICA NA, DATED 02/26/2010, MATURITY VALUE
               $1,302,013,020 (1)                                                          0.12        03/01/2010     1,302,000,000
   75,000,000  BANK OF AMERICA SECURITIES LLC, DATED 02/26/2010, MATURITY VALUE
               $75,000,625 (2)                                                             0.10        03/01/2010        75,000,000
  194,390,000  BARCLAYS CAPITAL INCORPORATED, DATED 02/26/2010, MATURITY VALUE
               $194,391,620 (3)                                                            0.10        03/01/2010       194,390,000
  900,000,000  BARCLAYS CAPITAL INCORPORATED, DATED 02/26/2010, MATURITY VALUE
               $900,008,250 (4)                                                            0.11        03/03/2010       900,000,000
  579,000,000  BNP PARIBAS SECURITIES, DATED 02/26/2010, MATURITY VALUE
               $579,005,790 (5)                                                            0.12        03/01/2010       579,000,000
  723,000,000  CITIGROUP GLOBAL MARKETS, DATED 02/26/2010, MATURITY VALUE
               $723,007,230 (6)                                                            0.12        03/01/2010       723,000,000
  100,000,000  CREDIT SUISSE FIRST BOSTON CORPORATION, DATED 02/26/2010,
               MATURITY VALUE $100,000,750 (7)                                             0.09        03/01/2010       100,000,000
  723,000,000  CREDIT SUISSE FIRST BOSTON CORPORATION, DATED 02/26/2010, MATURITY
               VALUE $723,007,230 (8)                                                      0.12        03/01/2010       723,000,000
1,502,900,000  DEUTSCHE BANK SECURITIES, DATED 02/26/2010, MATURITY VALUE
               $1,502,915,029 (9)                                                          0.12        03/01/2010     1,502,900,000
   50,000,000  DEUTSCHE BANK SECURITIES, DATED 02/26/2010, MATURITY VALUE
               $50,000,417 (10)                                                            0.10        03/01/2010        50,000,000
  100,000,000  GOLDMAN SACHS & COMPANY, DATED 02/26/2010, MATURITY VALUE
               $100,000,417 (11)                                                           0.05        03/01/2010       100,000,000
  921,380,000  GOLDMAN SACHS & COMPANY, DATED 02/26/2010, MATURITY VALUE
               $921,389,214 (12)                                                           0.12        03/01/2010       921,380,000
1,447,000,000  HSBC SECURITIES, DATED 02/26/2010, MATURITY VALUE $1,447,014,470 (13)       0.12        03/01/2010     1,447,000,000
  964,000,000  JPMORGAN SECURITIES, DATED 02/26/2010, MATURITY VALUE
               $964,009,640 (14)                                                           0.12        03/01/2010       964,000,000
  100,000,000  MORGAN STANLEY & COMPANY, DATED 02/26/2010, MATURITY VALUE
               $100,000,750 (15)                                                           0.09        03/01/2010       100,000,000
  100,000,000  MORGAN STANLEY & COMPANY, DATED 02/26/2010, MATURITY VALUE
               $100,000,917 (16)                                                           0.11        03/01/2010       100,000,000
  200,000,000  MORGAN STANLEY & COMPANY, DATED 02/26/2010, MATURITY VALUE
               $200,001,333 (17)                                                           0.08        03/01/2010       200,000,000
1,447,000,000  RBS SECURITIES, DATED 02/26/2010, MATURITY VALUE $1,447,014,470 (18)        0.12        03/01/2010     1,447,000,000
TOTAL REPURCHASE AGREEMENTS (COST $11,428,670,000)                                                                   11,428,670,000
                                                                                                                    ---------------
COMMERCIAL PAPER: 9.24%
FINANCIAL SERVICES: 9.24%
   40,131,000  STRAIGHT-A FUNDING LLC##++(p)                                               0.00        03/01/2010        40,131,000
  100,124,000  STRAIGHT-A FUNDING LLC##++(p)                                               0.11        03/02/2010       100,123,499
   50,487,000  STRAIGHT-A FUNDING LLC##++(p)                                               0.18        03/03/2010        50,486,495
   15,130,000  STRAIGHT-A FUNDING LLC##++(p)                                               0.14        03/08/2010        15,129,529
  100,000,000  STRAIGHT-A FUNDING LLC##++(p)                                               0.16        03/08/2010        99,996,889
   75,000,000  STRAIGHT-A FUNDING LLC##++(p)                                               0.14        03/09/2010        74,997,333
  100,000,000  STRAIGHT-A FUNDING LLC##++(p)                                               0.18        03/10/2010        99,995,500
  102,000,000  STRAIGHT-A FUNDING LLC##++(p)                                               0.16        03/11/2010       101,994,900
   13,760,000  STRAIGHT-A FUNDING LLC##++(p)                                               0.18        03/12/2010        13,759,243
   10,090,000  STRAIGHT-A FUNDING LLC##++(p)                                               0.18        03/15/2010        10,089,294
   75,458,000  STRAIGHT-A FUNDING LLC##++(p)                                               0.15        03/16/2010        75,452,969
  155,000,000  STRAIGHT-A FUNDING LLC##++(p)                                               0.15        03/17/2010       154,988,978
   25,000,000  STRAIGHT-A FUNDING LLC##++(p)                                               0.16        03/18/2010        24,998,111
   86,270,000  STRAIGHT-A FUNDING LLC##++(p)                                               0.16        03/19/2010        86,263,098
  136,040,000  STRAIGHT-A FUNDING LLC##++(p)                                               0.17        04/05/2010       136,017,516

                   40 Wells Fargo Advantage Money Market Funds


                                     Portfolio of Investments--February 28, 2010

GOVERNMENT MONEY MARKET FUND

  PRINCIPAL    SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
-------------  ---------------------------------------------------------------------  -------------  -------------  ---------------
FINANCIAL SERVICES (continued)
$  78,000,000  STRAIGHT-A FUNDING LLC##++(p)                                               0.17%       04/06/2010   $    77,986,740
   50,000,000  STRAIGHT-A FUNDING LLC##++(p)                                               0.17        04/08/2010        49,991,028
   50,156,000  STRAIGHT-A FUNDING LLC##++(p)                                               0.17        04/09/2010        50,146,763
    5,070,000  STRAIGHT-A FUNDING LLC##++(p)                                               0.17        04/12/2010         5,068,994
  110,000,000  STRAIGHT-A FUNDING LLC##++(p)                                               0.16        04/19/2010       109,976,044
   50,000,000  STRAIGHT-A FUNDING LLC##++(p)                                               0.17        04/20/2010        49,988,194
   40,026,000  STRAIGHT-A FUNDING LLC##++(p)                                               0.17        04/21/2010        40,016,360
   65,000,000  STRAIGHT-A FUNDING LLC##++(p)                                               0.16        04/22/2010        64,984,978
  120,000,000  STRAIGHT-A FUNDING LLC##++(p)                                               0.18        05/04/2010       119,961,600
   90,000,000  STRAIGHT-A FUNDING LLC##++(p)                                               0.18        05/06/2010        89,970,300
  100,105,000  STRAIGHT-A FUNDING LLC##++(p)                                               0.18        05/07/2010       100,071,465
   64,250,000  STRAIGHT-A FUNDING LLC##++(p)                                               0.19        05/10/2010        64,226,263
  100,099,000  STRAIGHT-A FUNDING LLC##++(p)                                               0.19        05/12/2010       100,060,962
   91,000,000  STRAIGHT-A FUNDING LLC##++(p)                                               0.19        05/13/2010        90,964,940
  100,000,000  STRAIGHT-A FUNDING LLC##++(p)                                               0.19        05/18/2010        99,958,833
   50,351,000  STRAIGHT-A FUNDING LLC##++(p)                                               0.19        05/19/2010        50,330,006
  100,116,000  STRAIGHT-A FUNDING LLC##++(p)                                               0.19        05/20/2010       100,073,729
  130,078,000  STRAIGHT-A FUNDING LLC##++(p)                                               0.19        05/24/2010       130,020,332
                                                                                                                      2,478,221,885
                                                                                                                    ---------------
TOTAL COMMERCIAL PAPER (COST $2,478,221,885)                                                                          2,478,221,885
                                                                                                                    ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $26,810,908,882)*                                                        99.96%                                26,810,908,882
Other Assets and Liabilities, Net                                               0.04                                     11,808,124
                                                                              ------                                ---------------
TOTAL NET ASSETS                                                              100.00%                               $26,822,717,006
                                                                              ------                                ---------------

----------
+/-  Variable rate investments.

##   Zero coupon security. Rate represents yield to maturity.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

(z)  Collateralized by:

     (1) U.S. government securities, 5.00%, 1/20/2040, market value including accrued interest is $1,341,060,000.

     (2)  U.S. government securities, 0.875% to 2.375%, 3/31/2011 to 3/31/2016, market value including accrued interest is $76,500,028.

     (3)  U.S. government securities, 0.00% to 4.25%, 6/3/2010 to 5/15/2039, market value including accrued interest is $198,277,819.

     (4)  U.S. government securities, 2.66% to 7.50%, 2/1/2013 to 1/1/2048, market value including accrued interest is $927,000,001.

     (5) U.S. government securities, 5.50%, 6/1/2033 to 4/1/2039, market value including accrued interest is $596,370,000.

     (6)  U.S. government securities, 2.90% to 6.18%, 6/1/2018 to 3/1/2040, market value including accrued interest is $744,690,000.

     (7)  U.S. government securities, 1.375% to 2.625%, 10/31/2010 to 4/30/2016, market value including accrued interest is $102,001,519.

     (8)  U.S. government securities, 3.50% to 16.00%, 9/1/2011 to 11/1/2047, market value including accrued interest is $744,694,177.

     (9)  U.S. government securities, 0.00% to 9.80%, 5/2/2010 to 6/1/2047, market value including accrued interest is $1,545,876,725.

     (10) U.S. government securities, 0.00% to 3.13%, 2/10/2011 to 5/15/2019, market value including accrued interest is $51,000,003.

     (11) U.S. government securities, 4.375%, 8/15/2012, market value including accrued interest is $102,000,062.

     (12) U.S. government securities, 5.00% to 6.00%, 3/15/2038 to 11/15/2039, market value including accrued interest is $949,021,401.

     (13) U.S. government securities, 3.50% to 7.00%, 7/1/2032 to 10/1/2039, market value including accrued interest is $1,490,418,181.

     (14) U.S. government securities, 4.00% to 9.00%, 7/11/2011 to 2/1/2040, market value including accrued interest is $992,922,585.

     (15) U.S. government securities, 0.875% to 5.125%, 2/28/2011 to 6/30/2011, market value including accrued interest is $102,000,022.

     (16) U.S. government securities, 2.45% to 11.00%, 6/1/2010 to 2/1/2040, market value including accrued interest is $103,515,209.

     (17) U.S. government securities, 0.875% to 5.125%, 2/28/2011 to 6/30/2011, market value including accrued interest is $204,000,043.

     (18) U.S. government securities, 0.00% to 9.375%, 3/26/2010 to 1/1/2040, market value including accrued interest is $1,469,194,463.

(p)  Asset-backed commercial paper.

* Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

                  Wells Fargo Advantage Money Market Funds 41


Portfolio of Investments--February 28, 2010

MINNESOTA MONEY MARKET FUND

  PRINCIPAL    SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
-------------  ---------------------------------------------------------------------  -------------  -------------  ---------------
MUNICIPAL BONDS & NOTES: 99.49%
MINNESOTA: 99.49%
$     100,000  ARDEN HILLS MN PRESBYTERIAN HOMES SERIES B (HCFR, US BANK NA
               LOC)ss+/-                                                                   0.14%       09/01/2029   $       100,000
    1,705,000  BECKER MN PLYMOUTH FOAM PROJECT (IDR, US BANK NA LOC)ss+/-                  0.50        05/01/2019         1,705,000
      795,000  BLOOMINGTON MN BRISTOL VILLAGE (HOUSING REVENUE, FNMA INSURED)ss+/-         0.29        11/15/2032           795,000
      585,000  BLOOMINGTON MN HOUSING & RDA MASONIC HOME CLUSTER (HOUSING REVENUE,
               US BANK NA LOC)ss+/-                                                        0.35        08/01/2025           585,000
      605,000  BLOOMINGTON MN NORLAN PARTNERS SERIES B (HOUSING REVENUE, LASALLE
               NATIONAL BANK NA LOC)ss+/-                                                  0.35        07/15/2032           605,000
      550,000  BURNSVILLE MN BERKSHIRE PROJECT SERIES A (MFHR, FNMA INSURED)ss+/-          0.26        07/15/2030           550,000
      400,000  BURNSVILLE MN BRIDGEWAY APARTMENTS PROJECT (HOUSING REVENUE, FNMA
               INSURED)ss+/-                                                               0.26        10/15/2033           400,000
    3,700,000  CENTER CITY MN HAZELDEN FOUNDATION PROJECT (HCFR, BANK OF NEW YORK
               LOC)ss+/-                                                                   0.14        11/01/2035         3,700,000
    1,750,000  CENTER CITY MN HEALTH CARE FACILITIES HAZELDEN FOUNDATION PROJECT
               (HOSPITAL REVENUE, ALLIED IRISH BANK PLC LOC)ss+/-                          0.55        11/01/2027         1,750,000
    1,100,000  COHASSET MN POWER & LIGHT COMPANY PROJECT B (IDR, LASALLE NATIONAL
               BANK NA LOC)ss+/-                                                           0.20        06/01/2013         1,100,000
    1,250,000  COHASSET MN POWER & LIGHT COMPANY PROJECT C (IDR, ABN AMRO BANK
               INSURED)ss+/-                                                               0.50        06/01/2013         1,250,000
      955,000  COON RAPIDS MN DRAKE APARTMENTS PROJECT A (OTHER REVENUE, FNMA
               INSURED)ss+/-                                                               0.29        06/15/2038           955,000
    1,760,000  CROSBY IRONTON MN INDEPENDENT SCHOOL DISTRICT # 182 SERIES B
               (PROPERTY TAX REVENUE, SCHOOL DISTRICT CREDIT ENHANCEMENT PROGRAM)          1.50        09/13/2010         1,768,154
      335,000  DAKOTA COUNTY MN CDA BRENTWOOD HILLS APARTMENTS PROJECT SERIES B
               (HOUSING REVENUE, LASALLE NATIONAL BANK NA LOC)ss+/-                        0.60        09/01/2038           335,000
      110,000  DAKOTA COUNTY MN CDA CATHOLIC FINANCE CORPORATION (ECONOMIC
               DEVELOPMENT REVENUE, US BANK NA LOC)ss+/-                                   0.28        01/01/2012           110,000
      915,000  DAKOTA COUNTY MN RDA (OTHER REVENUE, MERRILL LYNCH CAPITAL SERVICES
               LOC)ss+/-                                                                   0.25        06/01/2029           915,000
    4,095,000  DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-489 (OTHER REVENUE, AMBAC
               INSURED)ss+/-                                                               0.23        01/01/2030         4,095,000
    5,000,000  DULUTH MN SEAWAY PORT AUTHORITY SAINT LAWRENCE CEMENT INCORPORATED
               PROJECT (IDR, WACHOVIA BANK LOC)ss+/-(o)(o)                                 0.18        03/01/2020         5,000,000
    5,000,000  EAST GRAND FORKS MN VARIOUS REFERENCE AMERICAN CRYSTAL SUGAR COMPANY
               (RESOURCE RECOVERY REVENUE, COBANK ACB LOC)ss+/-                            0.31        12/01/2021         5,000,000
      190,000  EDEN PRAIRIE MN EDEN GLEN APARTMENTS PROJECT (MFHR, FNMA
               INSURED)ss+/-                                                               0.26        02/15/2031           190,000
    1,850,000  FOREST LAKE MN KILKENNY COURT APARTMENTS PROJECT (OTHER REVENUE, FNMA
               INSURED)ss+/-                                                               0.20        08/15/2038         1,850,000
      815,000  HENNEPIN COUNTY MN HOUSING & RDA STONE ARCH APARTMENTS PROJECT
               (MFHR, LASALLE NATIONAL BANK NA LOC)ss+/-                                   0.25        04/15/2035           815,000
    2,400,000  INVER GROVE HEIGHTS MN INVER GROVE INCORPORATED PROJECT (HOUSING
               REVENUE, FNMA INSURED)ss+/-                                                 0.26        05/15/2035         2,400,000
    1,085,000  MACCRAY INDEPENDENT SCHOOL DISTRICT # 2180 ANTIC CTFS INDEPENDENT
               SERIES A (PROPERTY TAX REVENUE, SCHOOL DISTRICT CREDIT ENHANCEMENT
               PROGRAM)                                                                    1.50        09/29/2010         1,090,319
    1,245,000  MAHTOMEDI MN BRIARCLIFF MANOR APARTMENTS SERIES A (OTHER REVENUE,
               FNMA INSURED)ss+/-                                                          0.29        06/15/2038         1,245,000
    1,490,000  MAPLEWOOD MN EDUCATIONAL FACILITIES MOUNDS PARK ACADEMY PROJECT
               (PRIVATE SCHOOL REVENUE, US BANK NA LOC)ss+/-                               0.25        10/01/2023         1,490,000
    2,500,000  MAPLEWOOD MN EDUCATIONAL FACILITIES MOUNDS PARK ACADEMY PROJECT
               (PRIVATE SCHOOL REVENUE, US BANK NA LOC)ss+/-                               0.25        10/01/2031         2,500,000
    3,235,000  MINNEAPOLIS & ST. PAUL HOUSING & RDA ALLINA HEALTH SYSTEM SERIES B-1
               (HFFA, JPMORGAN CHASE BANK LOC)ss+/-                                        0.13        11/15/2035         3,235,000
    3,470,000  MINNEAPOLIS & ST. PAUL MN HOUSING & RDA CHILDRENS HOSPITALS CLINICS
               SERIES A (OTHER REVENUE, FIRST SECURITY BANK LOC)ss+/-                      0.14        08/15/2037         3,470,000
      475,000  MINNEAPOLIS & ST. PAUL MN HOUSING & RDA HEALTH CARE FACILITIES SERIES
               A (HCFR, FIRST SECURITY BANK LOC)ss+/-                                      0.14        08/15/2034           475,000
      160,000  MINNEAPOLIS MN CDA C&G PARTNERS PROJECT (OTHER REVENUE, US BANK NA
               LOC)ss+/-                                                                   0.25        12/01/2015           160,000
    4,335,000  MINNEAPOLIS MN GATEWAY REAL ESTATE (HOUSING REVENUE, US BANK NA
               LOC)ss+/-                                                                   0.30        10/01/2032         4,335,000
      200,000  MINNEAPOLIS MN MACPHAIL CENTER FOR MUSIC PROJECT (RECREATIONAL
               REVENUE, US BANK NA LOC)ss+/-                                               0.14        08/01/2036           200,000
      375,000  MINNEAPOLIS MN PEOPLE SERVING PEOPLE PROJECT SERIES A (OTHER REVENUE,
               US BANK NA LOC)ss+/-                                                        0.14        10/01/2021           375,000
    1,050,000  MINNEAPOLIS ST. PAUL MN HOUSING & RDA CHILDRENS HEALTH CARE SERIES B
               (HCFR, FIRST SECURITY BANK LOC)ss+/-                                        0.13        08/15/2025         1,050,000

                  42 Wells Fargo Advantage Money Market Funds


                                     Portfolio of Investments--February 28, 2010

MINNESOTA MONEY MARKET FUND

  PRINCIPAL    SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
-------------  ---------------------------------------------------------------------  -------------  -------------  ---------------
MINNESOTA (continued)
$   1,300,000  MINNESOTA STATE CONCORDIA UNIVERSITY SERIES P1 (COLLEGE & UNIVERSITY
               REVENUE, US BANK NA LOC)ss+/-                                               0.14%       04/01/2027   $     1,300,000
      510,000  MINNESOTA STATE HEFAR HAMLINE UNIVERSITY SERIES 6E1 (COLLEGE &
               UNIVERSITY REVENUE, HARRIS TRUST SAVINGS BANK LOC)ss+/-                     0.20        10/01/2016           510,000
    2,400,000  MINNESOTA STATE HEFAR OLAF COLLEGE FIVE M2 (COLLEGE & UNIVERSITY
               REVENUE, HARRIS TRUST SAVINGS BANK LOC)ss+/-                                0.14        10/01/2020         2,400,000
    2,790,000  MINNESOTA STATE HEFAR ST. OLAF COLLEGE SERIES 5H HARRIS TRUST &
               SAVINGS BANK INSURED (COLLEGE & UNIVERSITY REVENUE, HARRIS TRUST &
               SAVING BANK LOC)ss+/-                                                       0.14        10/01/2030         2,790,000
    1,235,000  MINNESOTA STATE HEFAR TRUSTEES HAMLINE UNIVERSITY SERIES 6E3
               (COLLEGE & UNIVERSITY REVENUE, HARRIS TRUST SAVINGS BANK LOC)ss+/-          0.20        10/01/2016         1,235,000
      500,000  MINNESOTA STATE HFA RESIDENTIAL HOUSING SERIES 1 (HOUSING REVENUE,
               LLOYDS TSB BANK PLC LOC)ss+/-                                               0.20        01/01/2036           500,000
    1,315,000  MINNESOTA STATE HFA RESIDENTIAL HOUSING SERIES C (HOUSING REVENUE,
               FHLB INSURED)ss+/-                                                          0.20        07/01/2048         1,315,000
    4,700,000  MINNESOTA STATE OLAF COLLEGE SERIES 5-M1 (COLLEGE & UNIVERSITY
               REVENUE, HARRIS TRUST SAVINGS BANK LOC)ss+/-                                0.14        10/01/2032         4,700,000
      395,000  MINNESOTA STATE UNIVERSITY OF ST. THOMAS SERIES 4O (COLLEGE &
               UNIVERSITY REVENUE, ALLIED IRISH BANK PLC LOC)ss+/-                         0.50        10/01/2021           395,000
    4,620,000  MINNESOTA STATE UNIVERSITY OF ST. THOMAS SERIES 5C (COLLEGE &
               UNIVERSITY REVENUE, ALLIED IRISH BANK PLC LOC)ss+/-                         0.50        04/01/2025         4,620,000
    4,350,000  MINNESOTA STATE UNIVERSITY OF ST. THOMAS SERIES 6H (OTHER REVENUE,
               BANK OF NEW YORK LOC)ss+/-                                                  0.18        10/01/2032         4,350,000
      240,000  MINNETONKA MN (HOUSING REVENUE, FNMA INSURED)ss+/-                          0.26        05/15/2034           240,000
    1,000,000  NEW YORK MILLS MN INDEPENDENT SCHOOL DISTRICT # 553 SERIES A
               (PROPERTY TAX REVENUE, SCHOOL DISTRICT CREDIT ENHANCEMENT PROGRAM)          1.50        09/17/2010         1,004,727
    2,300,000  OAKDALE MN COTTAGE HOMESTEADS OF ASPEN (HOUSING REVENUE, FHLMC
               INSURED)ss+/-                                                               0.25        06/01/2045         2,300,000
      650,000  PINE CITY MN STATE AGENCY (HOUSING REVENUE, FNMA INSURED)ss+/-              0.26        04/15/2036           650,000
      340,000  PLYMOUTH MN DAILY PRINTING INCORPORATED PROJECT (IDR, US BANK NA
               LOC)+/-                                                                     0.60        10/01/2010           340,000
    5,290,000  PLYMOUTH MN THE LAKES APARTMENTS PROJECT (HOUSING REVENUE, FHLMC
               INSURED)ss+/-                                                               0.29        08/01/2034         5,290,000
      650,000  ROCHESTER MN HEALTH CARE FACILITIES MAYO FOUNDATION (HOSPITAL
               REVENUE, BANK OF AMERICA NA LOC)ss+/-                                       0.19        08/15/2032           650,000
      145,000  ROSEVILLE MN PRESBYTERIAN HOMES CARE PROJECT (HCFR, US BANK NA
               LOC)ss+/-                                                                   0.14        10/01/2029           145,000
    1,175,000  RUSH CITY MN PLASTECH CORPORATION PROJECT (IDR, US BANK NA LOC)ss+/-        0.50        09/01/2014         1,175,000
      550,000  ST. ANTHONY MN AUTUMN WOODS HOUSING PROJECT (MFHR, FNMA INSURED)ss+/-       0.26        05/15/2032           550,000
    1,675,000  ST. ANTHONY MN LANDINGS SILVER LAKE SERIES A (MFHR, LASALLE NATIONAL
               BANK NA LOC)ss+/-                                                           0.30        10/01/2037         1,675,000
    8,600,000  ST. CLOUD MN CENRACARE HEALTH SERIES A (HOSPITAL REVENUE, BANK OF
               NOVA SCOTIA LOC)ss+/-                                                       0.16        05/01/2042         8,600,000
    1,970,000  ST. LOUIS PARK MN CATHOLIC FINANCE CORPORATION (EDUCATIONAL
               FACILITIES REVENUE, ALLIED IRISH BANK PLC LOC)ss+/-                         0.45        10/01/2025         1,970,000
    1,875,000  ST. LOUIS PARK MN NEWPORT ON SEVEN APARTMENTS PROJECT (MFHR, FNMA
               INSURED)ss+/-                                                               0.29        09/15/2031         1,875,000
    1,500,000  ST. PAUL MN HOUSING & RDA BRIGECREEK SENIOR PLACE SERIES A (HOUSING
               REVENUE, LASALLE NATIONAL BANK NA LOC)ss+/-                                 0.30        06/15/2037         1,500,000
    1,485,000  ST. PAUL MN HOUSING & RDA PUBLIC RADIO PROJECT (OTHER REVENUE, ALLIED
               IRISH BANK PLC LOC)ss+/-                                                    0.24        05/01/2022         1,485,000
    1,380,000  ST. PAUL MN HOUSING & RDA PUBLIC RADIO PROJECT (OTHER REVENUE, ALLIED
               IRISH BANK PLC LOC)ss+/-                                                    0.24        10/01/2025         1,380,000
    1,700,000  ST. PAUL MN PORT AUTHORITY (IDR, DEUTSCHE BANK AG LOC)ss+/-                 0.20        12/01/2028         1,700,000
      375,000  ST. PAUL MN PORT AUTHORITY (OTHER REVENUE, DEUTSCHE BANK AG LOC)ss+/-       0.20        12/01/2028           375,000
    3,375,000  ST. PAUL MN PORT AUTHORITY AMHERST H WILDER FOUNDATION SERIES 06-3
               (RECREATIONAL FACILITIES REVENUE, BANK OF NEW YORK LOC)ss+/-                0.14        04/01/2036         3,375,000
    2,400,000  ST. PAUL MN PORT AUTHORITY DISTRICT COOLING SERIES 13-FF (IDR,
               DEUTSCHE BANK AG LOC)ss+/-                                                  0.20        03/01/2029         2,400,000
    2,900,000  ST. PAUL MN PORT AUTHORITY DISTRICT HEATING SERIES 14-S (OTHER
               REVENUE, DEUTSCHE BANK AG LOC)ss+/-                                         0.20        12/01/2028         2,900,000
      450,000  ST. PAUL MN PORT AUTHORITY HARRIS CONTRACTING COMPANY PROJECT SERIES
               A (IDR, US BANK NA LOC)ss+/-                                                0.60        05/01/2016           450,000

                   Wells Fargo Advantage Money Market Funds 43


Portfolio of Investments--February 28, 2010

MINNESOTA MONEY MARKET FUND

  PRINCIPAL    SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
-------------  ---------------------------------------------------------------------  -------------  -------------  ---------------
MINNESOTA (continued)
$   2,590,000  ST. PAUL MN PORT AUTHORITY MFHR (HOUSING REVENUE, FHLMC INSURED)ss+/-       0.26%       02/01/2034   $     2,590,000
    4,000,000  ST. PAUL MN PORT AUTHORITY TAX INCREMENT WESTGATE OFFICE & INDUSTRIAL
               CENTER PROJECT (IDR, US BANK NA LOC)ss+/-                                   0.35        02/01/2015         4,000,000
      390,000  ST. PAUL MN PUBLIC RADIO PROJECT SERIES 7 (OTHER REVENUE, ALLIED
               IRISH BANK PLC LOC)ss+/-                                                    0.24        05/01/2025           390,000
    3,800,000  STEVENS COUNTY MN VARIOUS RIVERVIEW DAIRY LLP PROJECT (RESOURCE
               RECOVERY REVENUE, AGCOUNTRY FARM CREDIT LOC)ss+/-                           0.29        08/01/2032         3,800,000
      665,000  STEWARTVILLE MN HALCON CORPORATION PROJECT (IDR, US BANK NA LOC)ss+/-       0.35        03/01/2018           665,000
    1,480,000  UNIVERSITY OF MINNESOTA SERIES A (COLLEGE & UNIVERSITY REVENUE, GO OF
               UNIVERSITY INSURED)ss+/-                                                    0.22        08/15/2031         1,480,000
      175,000  UNIVERSITY OF MINNESOTA SERIES C (COLLEGE & UNIVERSITY REVENUE,
               GO OF UNIVERSITY INSURED)ss+/-                                              0.23        12/01/2036           175,000
                                                                                                                        134,843,200
                                                                                                                    ---------------
TOTAL MUNICIPAL BONDS & NOTES (COST $134,843,200)                                                                       134,843,200
                                                                                                                    ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $134,843,200)*                                                          99.49%                                    134,843,200
OTHER ASSETS AND LIABILITIES, NET                                              0.51                                         689,967
                                                                             ------                                 ---------------
TOTAL NET ASSETS                                                             100.00%                                $   135,533,167
                                                                             ------                                 ---------------

----------
ss These securities are subject to a demand feature which reduces the effective maturity.

+/-    Variable rate investments.

(o)(o) Credit enhancement is provided by a non-controlled affiliate.

* Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

                  44 Wells Fargo Advantage Money Market Funds


                                     Portfolio of Investments--February 28, 2010

MONEY MARKET FUND

  PRINCIPAL    SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
-------------  ---------------------------------------------------------------------  -------------  -------------  ---------------
AGENCY NOTES - INTEREST BEARING: 0.26%
FEDERAL HOME LOAN MORTGAGE CORPORATION: 0.26%
$  17,000,000  FHLMC+/-ss                                                                 0.15%        02/02/2012   $    16,973,634
TOTAL AGENCY NOTES - INTEREST BEARING (COST $16,973,634)                                                                 16,973,634
                                                                                                                    ---------------
BANKERS ACCEPTANCE NOTES: 0.40%
DOMESTIC BANKS: 0.40%
    2,000,000  BANK OF AMERICA NA##                                                       0.35         05/18/2010         1,998,483
    5,000,000  BANK OF AMERICA NA##                                                       0.19         03/18/2010         4,999,528
    1,100,000  BANK OF AMERICA NA##                                                       0.32         08/18/2010         1,098,338
    8,000,000  BANK OF AMERICA NA##                                                       0.32         08/20/2010         7,987,769
    2,000,000  BANK OF AMERICA NA##                                                       0.32         08/23/2010         1,996,889
    2,000,000  BANK OF AMERICA NA##                                                       0.19         03/17/2010         1,999,822
    1,000,000  BANK OF AMERICA NA##                                                       0.32         04/08/2010           999,652
    5,348,587  BANK OF AMERICA NA##                                                       0.34         05/24/2010         5,344,329
TOTAL BANKERS ACCEPTANCE NOTES (COST $26,424,810)                                                                        26,424,810
                                                                                                                    ---------------
CERTIFICATES OF DEPOSIT: 12.30%
   20,000,000  ABBEY NATIONAL TREASURY SERVICES+/-                                        0.27         12/10/2010        20,000,000
   58,000,000  ABBEY NATIONAL TREASURY SERVICES+/-                                        0.26         02/14/2011        58,000,000
    4,000,000  ACTS RETIREMENT LIFE COMMUNITIES INCORPORATED                              0.23         03/10/2010         3,999,750
   27,000,000  ALLIED IRISH BANKS NORTH AMERICA INCORPORATED+/-++                         0.25         03/03/2010        27,000,000
   11,000,000  BANCO BILBAO VIZCAYA ARGENTARIA (LONDON)++                                 0.18         03/18/2010        10,999,013
   13,000,000  BANCO BILBAO VIZCAYA ARGENTARIA (LONDON)++                                 0.30         04/22/2010        12,994,367
   14,000,000  BANCO BILBAO VIZCAYA ARGENTARIA (NEW YORK)                                 0.23         04/12/2010        14,000,000
   32,000,000  BARCLAYS BANK PLC (NEW YORK)+/-                                            0.78         11/08/2010        32,000,000
   88,000,000  BARCLAYS BANK PLC (NEW YORK)+/-                                            0.48         01/19/2011        88,000,000
   13,600,000  BNP PARIBAS EURO                                                           0.23         04/12/2010        13,600,159
   13,000,000  CALYON (NEW YORK)                                                          0.55         03/22/2010        13,000,378
   12,000,000  CALYON (NEW YORK)                                                          0.25         06/02/2010        12,000,000
   24,000,000  DEXIA DELAWARE                                                             1.00         03/01/2010        24,000,000
   26,000,000  LLOYDS TSB BANK PLC (NEW YORK)+/-                                          0.35         05/10/2010        26,000,000
   39,000,000  LLOYDS TSB BANK PLC (NEW YORK)+/-                                          0.50         07/26/2010        39,000,000
   45,000,000  LLOYDS TSB BANK PLC (NEW YORK)+/-                                          0.46         11/12/2010        45,000,000
   13,000,000  NATIXIS COMMERCIAL PAPER CORPORATION                                       0.30         03/02/2010        13,000,000
    3,000,000  NATIXIS COMMERCIAL PAPER CORPORATION                                       0.28         04/05/2010         3,000,000
  125,000,000  NORDEA BANK FINLAND (NEW YORK)                                             1.86         04/28/2010       125,297,808
    5,000,000  RABOBANK NEDERLAND NV (NEW YORK)+/-                                        0.23         01/06/2011         5,000,000
   45,000,000  RABOBANK NEDERLAND NV (NEW YORK)+/-                                        0.23         10/19/2010        45,000,000
    8,000,000  RABOBANK NEDERLAND NV (NEW YORK)+/-                                        0.23         01/07/2011         8,000,000
   47,000,000  ROYAL BANK SCOTLAND PLC (CONNECTICUT)+/-                                   0.84         07/16/2010        47,000,000
   75,000,000  SOCIETE GENERALE (NEW YORK)+/-                                             0.10         04/05/2010        75,000,000
   48,000,000  UNICREDIT S.P.A. (NEW YORK)                                                0.27         05/04/2010        48,000,000
TOTAL CERTIFICATES OF DEPOSIT (COST $808,891,475)                                                                       808,891,475
                                                                                                                    ---------------
COMMERCIAL PAPER: 58.14%
    7,000,000  ALLIED IRISH BANKS NORTH AMERICA INCORPORATED##++                          0.13         03/02/2010         6,999,951
   18,000,000  ALLIED IRISH BANKS NORTH AMERICA INCORPORATED##++                          0.20         03/04/2010        17,999,610
   15,000,000  ALLIED IRISH BANKS NORTH AMERICA INCORPORATED##++                          0.21         03/05/2010        14,999,567
   15,000,000  AMSTEL FUNDING CORPORATION##++(p)                                          0.00         03/01/2010        15,000,000
   10,000,000  AMSTEL FUNDING CORPORATION##++(p)                                          0.49         03/04/2010         9,999,458
   15,000,000  AMSTEL FUNDING CORPORATION##++(p)                                          0.56         03/15/2010        14,996,500
   24,000,000  AMSTEL FUNDING CORPORATION##++(p)                                          0.56         03/16/2010        23,994,000
   16,000,000  AMSTEL FUNDING CORPORATION##++(p)                                          0.57         03/17/2010        15,995,733
   19,000,000  AMSTEL FUNDING CORPORATION##++(p)                                          0.57         03/18/2010        18,994,617

                   Wells Fargo Advantage Money Market Funds 45


Portfolio of Investments--February 28, 2010

MONEY MARKET FUND

  PRINCIPAL    SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
-------------  ---------------------------------------------------------------------  -------------  -------------  ---------------
COMMERCIAL PAPER (continued)
$  12,000,000  AMSTEL FUNDING CORPORATION##++(p)                                          0.79%        04/30/2010   $    11,984,000
   14,000,000  AMSTERDAM FUNDING CORPORATION##++(p)                                       0.16         03/18/2010        13,998,876
    7,000,000  AMSTERDAM FUNDING CORPORATION##++(p)                                       0.17         03/25/2010         6,999,160
    5,000,000  AMSTERDAM FUNDING CORPORATION##++(p)                                       0.18         04/07/2010         4,999,075
    5,000,000  AMSTERDAM FUNDING CORPORATION##++(p)                                       0.19         04/19/2010         4,998,707
   32,000,000  ANGLO IRISH BANK CORP LIMITED##++                                          0.17         03/03/2010        31,999,556
    3,000,000  ANTALIS US FUNDING CORPORATION##++(p)                                      0.14         03/05/2010         2,999,940
    3,000,000  ANTALIS US FUNDING CORPORATION##++(p)                                      0.17         03/08/2010         2,999,889
    5,000,000  ANTALIS US FUNDING CORPORATION##++(p)                                      0.20         03/08/2010         4,999,806
   11,000,000  ANTALIS US FUNDING CORPORATION##++(p)                                      0.17         03/09/2010        10,999,536
    9,000,000  ANTALIS US FUNDING CORPORATION##++(p)                                      0.17         03/17/2010         8,999,280
   13,000,000  ANTALIS US FUNDING CORPORATION##++(p)                                      0.17         03/24/2010        12,998,505
    1,000,000  ANTALIS US FUNDING CORPORATION##++(p)                                      0.22         04/08/2010           999,768
    3,700,000  ANTALIS US FUNDING CORPORATION##++(p)                                      0.23         04/08/2010         3,699,087
    1,000,000  ANTALIS US FUNDING CORPORATION##++(p)                                      0.22         04/12/2010           999,743
    5,800,000  ANTALIS US FUNDING CORPORATION##++(p)                                      0.21         04/13/2010         5,798,545
    1,700,000  ANTALIS US FUNDING CORPORATION##++(p)                                      0.20         04/16/2010         1,699,566
   21,000,000  ANZ NATIONAL (INTERNATIONAL) LIMITED+/-++                                  0.38         10/20/2010        21,000,000
   41,000,000  ANZ NATIONAL (INTERNATIONAL) LIMITED+/-++                                  0.32         01/11/2011        41,000,000
    9,000,000  ARABELLA FINANCE LLC##++(p)                                                0.47         03/18/2010         8,997,875
    9,000,000  ARABELLA FINANCE LLC##++(p)                                                0.52         05/18/2010         8,989,860
   18,000,000  ARABELLA FINANCE LLC##++(p)                                                0.53         05/19/2010        17,979,065
    7,000,000  ARABELLA FINANCE LLC##++(p)                                                0.53         05/24/2010         6,991,343
   10,000,000  ASB FINANCE LIMITED (LONDON)+/-++                                          0.47         03/08/2010         9,998,950
   17,000,000  ASB FINANCE LIMITED (LONDON)+/-++                                          0.36         12/08/2010        17,001,366
   17,000,000  ASB FINANCE LIMITED (LONDON)+/-++                                          0.36         12/13/2010        17,001,358
   13,000,000  ASB FINANCE LIMITED (LONDON)+/-++                                          0.33         01/10/2011        13,000,000
   16,000,000  ASB FINANCE LIMITED (LONDON)+/-++                                          0.33         01/12/2011        15,999,303
    5,000,000  ASPEN FUNDING CORPORATION##++(p)                                           0.17         03/17/2010         4,999,600
    4,000,000  ATLANTIC ASSET SECURITIZATION CORPORATION##++(p)                           0.15         03/10/2010         3,999,830
    7,000,000  ATLANTIC ASSET SECURITIZATION CORPORATION##++(p)                           0.15         03/11/2010         6,999,669
    5,000,000  ATLANTIC ASSET SECURITIZATION CORPORATION##++(p)                           0.18         03/18/2010         4,999,551
    6,000,000  ATLANTIC ASSET SECURITIZATION CORPORATION##++(p)                           0.20         04/08/2010         5,998,733
   13,700,000  ATLANTIC ASSET SECURITIZATION CORPORATION##++(p)                           0.19         04/09/2010        13,697,180
    7,000,000  ATLANTIC ASSET SECURITIZATION CORPORATION##++(p)                           0.19         04/14/2010         6,998,374
   21,000,000  ATLANTIC ASSET SECURITIZATION CORPORATION##++(p)                           0.20         05/21/2010        20,990,550
    2,000,000  ATLANTIS ONE FUNDING CORPORATION##++(p)                                    0.20         03/08/2010         1,999,911
   12,000,000  AUTOBAHN FUNDING COMPANY LLC##++(p)                                        0.00         03/01/2010        12,000,000
    1,000,000  AUTOBAHN FUNDING COMPANY LLC##++(p)                                        0.13         03/02/2010           999,993
    3,000,000  AUTOBAHN FUNDING COMPANY LLC##++(p)                                        0.26         04/05/2010         2,999,213
    1,000,000  AUTOBAHN FUNDING COMPANY LLC##++(p)                                        0.27         05/10/2010           999,475
    7,000,000  AUTOBAHN FUNDING COMPANY LLC##++(p)                                        0.27         05/17/2010         6,995,958
   14,000,000  BARTON CAPITAL CORPORATION##++(p)                                          0.19         04/16/2010        13,996,601
    2,000,000  BARTON CAPITAL CORPORATION##++(p)                                          0.17         04/06/2010         1,999,660
    1,000,000  BEETHOVEN FUNDING CORPORATION##++(p)                                       0.14         03/02/2010           999,992
    3,000,000  BEETHOVEN FUNDING CORPORATION##++(p)                                       0.20         03/03/2010         2,999,950
    1,000,000  BEETHOVEN FUNDING CORPORATION##++(p)                                       0.23         03/04/2010           999,975
    8,000,000  BEETHOVEN FUNDING CORPORATION##++(p)                                       0.24         03/05/2010         7,999,733
    7,000,000  BELMONT FUNDING LLC##++(p)                                                 0.23         03/03/2010         6,999,864
   36,500,000  BGL BNP PARIBAS SA##                                                       0.23         04/14/2010        36,489,739
    4,000,000  BGL BNP PARIBAS SA##                                                       0.23         04/21/2010         3,998,697
   13,000,000  BNZ INTERNATIONAL FUNDING##++                                              0.20         03/04/2010        12,999,718
    8,000,000  BNZ INTERNATIONAL FUNDING##++                                              0.29         04/09/2010         7,997,400
   15,700,000  BPCE SA##++                                                                0.18         03/12/2010        15,699,041
   20,000,000  BPCE SA##++                                                                0.24         03/30/2010        19,995,972
    7,000,000  BPCE SA##++                                                                0.24         04/06/2010         6,998,250

                   46 Wells Fargo Advantage Money Market Funds


                                     Portfolio of Investments--February 28, 2010

MONEY MARKET FUND

  PRINCIPAL    SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
-------------  ---------------------------------------------------------------------  -------------  -------------  ---------------
COMMERCIAL PAPER (continued)
$  10,000,000  CAFCO LLC##++(p)                                                           0.20%        05/05/2010   $     9,996,389
    2,000,000  CANCARA ASSET SECURITISATION LLC##++(p)                                    0.18         03/08/2010         1,999,922
   17,000,000  CANCARA ASSET SECURITISATION LLC##++(p)                                    0.18         03/11/2010        16,999,056
    4,000,000  CANCARA ASSET SECURITISATION LLC##++(p)                                    0.19         03/15/2010         3,999,689
   15,000,000  CANCARA ASSET SECURITISATION LLC##++(p)                                    0.19         03/22/2010        14,998,250
    7,000,000  CANCARA ASSET SECURITISATION LLC##++(p)                                    0.19         03/23/2010         6,999,144
   15,000,000  CANCARA ASSET SECURITISATION LLC##++(p)                                    0.22         03/30/2010        14,997,221
    3,000,000  CANCARA ASSET SECURITISATION LLC##++(p)                                    0.23         04/05/2010         2,999,300
    6,000,000  CANCARA ASSET SECURITISATION LLC##++(p)                                    0.21         04/07/2010         5,998,643
    3,000,000  CANCARA ASSET SECURITISATION LLC##++(p)                                    0.23         04/19/2010         2,999,061
    6,000,000  CANCARA ASSET SECURITISATION LLC##++(p)                                    0.22         05/11/2010         5,997,397
   17,000,000  CANCARA ASSET SECURITISATION LLC##++(p)                                    0.22         05/12/2010        16,992,520
    1,000,000  CANCARA ASSET SECURITISATION LLC##++(p)                                    0.22         05/18/2010           999,523
    9,000,000  CANCARA ASSET SECURITISATION LLC##++(p)                                    0.22         05/20/2010         8,995,600
    8,000,000  CANCARA ASSET SECURITISATION LLC##++(p)                                    0.19         03/18/2010         7,999,244
   17,000,000  CANCARA ASSET SECURITISATION LLC##++(p)                                    0.22         04/23/2010        16,994,494
    5,000,000  CHARTA LLC##++(p)                                                          0.21         03/09/2010         4,999,733
    6,000,000  CHARTA LLC##++(p)                                                          0.19         04/07/2010         5,998,767
    3,000,000  CHARTA LLC##++(p)                                                          0.20         04/12/2010         2,999,300
   18,000,000  CHARTA LLC##++(p)                                                          0.20         04/13/2010        17,995,700
   23,000,000  CHARTA LLC##++(p)                                                          0.19         04/19/2010        22,994,052
   10,000,000  CHARTA LLC##++(p)                                                          0.20         05/03/2010         9,996,500
   11,000,000  CHARTA LLC##++(p)                                                          0.20         05/06/2010        10,995,967
    6,000,000  CIESCO LLC##++(p)                                                          0.19         04/05/2010         5,998,833
    7,500,000  CIESCO LLC##++(p)                                                          0.19         04/13/2010         7,498,298
    9,000,000  CIESCO LLC##++(p)                                                          0.20         05/04/2010         8,996,800
   10,000,000  CIESCO LLC##++(p)                                                          0.20         05/05/2010         9,996,389
    4,000,000  CIESCO LLC##++(p)                                                          0.20         05/20/2010         3,998,222
   19,000,000  CIESCO LLC##++(p)                                                          0.20         05/25/2010        18,991,028
   19,000,000  CIESCO LLC##++(p)                                                          0.20         05/26/2010        18,990,922
   40,000,000  CITIBANK CREDIT CARD ISSUANCE TRUST##++(p)                                 0.15         03/05/2010        39,999,156
   27,000,000  CITIBANK CREDIT CARD ISSUANCE TRUST##++(p)                                 0.17         03/08/2010        26,999,002
   37,000,000  CITIBANK CREDIT CARD ISSUANCE TRUST##++(p)                                 0.20         04/05/2010        36,992,446
   38,000,000  CLIPPER RECEIVABLES COMPANY LLC##++(p)                                     0.22         04/23/2010        37,987,692
    6,000,000  CONCORD MINUTEMEN CAPITAL COMPANY##++(p)                                   0.00         03/01/2010         6,000,000
   20,000,000  CONCORD MINUTEMEN CAPITAL COMPANY##++(p)                                   0.33         03/03/2010        19,999,444
    4,000,000  CONCORD MINUTEMEN CAPITAL COMPANY##++(p)                                   0.44         04/15/2010         3,997,750
    8,000,000  CONCORD MINUTEMEN CAPITAL COMPANY##++(p)                                   0.44         04/21/2010         7,994,900
    5,000,000  CONCORD MINUTEMEN CAPITAL COMPANY##++(p)                                   0.44         05/05/2010         4,995,938
    3,000,000  CONCORD MINUTEMEN CAPITAL COMPANY##++(p)                                   0.44         05/10/2010         2,997,375
   18,000,000  CONCORD MINUTEMEN CAPITAL COMPANY##++(p)                                   0.45         05/19/2010        17,982,225
   12,000,000  CRC FUNDING LLC##++(p)                                                     0.20         04/09/2010        11,997,400
    6,000,000  CRC FUNDING LLC##++(p)                                                     0.20         04/13/2010         5,998,567
   13,000,000  CRC FUNDING LLC##++(p)                                                     0.19         04/14/2010        12,996,981
    1,000,000  CRC FUNDING LLC##++(p)                                                     0.19         04/15/2010           999,763
    4,000,000  CRC FUNDING LLC##++(p)                                                     0.20         05/03/2010         3,998,600
   32,000,000  CROWN POINT CAPITAL COMPANY##++(p)                                         0.44         04/09/2010        31,984,400
    1,000,000  CROWN POINT CAPITAL COMPANY##++(p)                                         0.44         04/13/2010           999,463
    5,000,000  CROWN POINT CAPITAL COMPANY##++(p)                                         0.44         04/15/2010         4,997,188
   31,000,000  CROWN POINT CAPITAL COMPANY##++(p)                                         0.44         04/21/2010        30,980,238
   16,000,000  CROWN POINT CAPITAL COMPANY##++(p)                                         0.44         04/27/2010        15,988,600
    1,000,000  CROWN POINT CAPITAL COMPANY##++(p)                                         0.44         05/05/2010           999,188
   18,000,000  CROWN POINT CAPITAL COMPANY##++(p)                                         0.44         05/06/2010        17,985,150
   12,000,000  CROWN POINT CAPITAL COMPANY##++(p)                                         0.45         05/19/2010        11,988,151
   11,000,000  DANSKE CORPORATION##++                                                     0.19         03/29/2010        10,998,289
    5,000,000  DANSKE CORPORATION##++                                                     0.19         04/07/2010         4,998,972

                  Wells Fargo Advantage Money Market Funds 47


Portfolio of Investments--February 28, 2010

MONEY MARKET FUND

  PRINCIPAL    SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
-------------  ---------------------------------------------------------------------  -------------  -------------  ---------------
COMMERCIAL PAPER (continued)
$  14,000,000  DEXIA DELAWARE##                                                           0.14%        03/02/2010   $    13,999,891
   32,000,000  DEXIA DELAWARE##                                                           0.17         03/04/2010        31,999,413
   18,000,000  DEXIA DELAWARE##                                                           0.25         03/10/2010        17,998,740
   16,000,000  DEXIA DELAWARE##                                                           0.26         03/12/2010        15,998,607
   46,000,000  EBBETS FUNDING LLC##++(p)                                                  0.43         03/19/2010        45,989,650
   15,000,000  EBBETS FUNDING LLC##++(p)                                                  0.48         03/23/2010        14,995,417
    7,000,000  EBBETS FUNDING LLC##++(p)                                                  0.48         03/25/2010         6,997,667
    7,000,000  EBBETS FUNDING LLC##++(p)                                                  0.48         03/26/2010         6,997,569
    3,000,000  ELYSIAN FUNDING LLC##++(p)                                                 0.36         03/05/2010         2,999,850
    6,000,000  ELYSIAN FUNDING LLC##++(p)                                                 0.40         03/09/2010         5,999,400
    3,000,000  ELYSIAN FUNDING LLC##++(p)                                                 0.43         03/19/2010         2,999,325
    1,750,000  ENI COORDINATION CENTER SA##++                                             0.12         03/03/2010         1,749,983
   14,000,000  ENTERPRISE FUNDING LLC##++(p)                                              0.17         03/18/2010        13,998,810
   40,000,000  ENTERPRISE FUNDING LLC##++(p)                                              0.21         03/25/2010        39,994,133
    2,000,000  ENTERPRISE FUNDING LLC##++(p)                                              0.22         04/12/2010         1,999,487
   12,000,000  ENTERPRISE FUNDING LLC##++(p)                                              0.19         04/21/2010        11,996,770
    1,000,000  ERASMUS CAPITAL CORPORATION##++(p)                                         0.00         03/01/2010         1,000,000
    3,000,000  ERASMUS CAPITAL CORPORATION##++(p)                                         0.14         03/04/2010         2,999,953
    6,000,000  ERASMUS CAPITAL CORPORATION##++(p)                                         0.15         03/05/2010         5,999,873
    3,000,000  ERASMUS CAPITAL CORPORATION##++(p)                                         0.17         03/10/2010         2,999,858
    2,000,000  ERASMUS CAPITAL CORPORATION##++(p)                                         0.21         03/25/2010         1,999,707
    4,000,000  ERASMUS CAPITAL CORPORATION##++(p)                                         0.22         04/09/2010         3,999,003
   14,000,000  ERASMUS CAPITAL CORPORATION##++(p)                                         0.24         04/22/2010        13,995,147
    5,000,000  FAIRWAY FINANCE CORPORATION##++(p)                                         0.15         03/11/2010         4,999,764
    3,000,000  FAIRWAY FINANCE CORPORATION##++(p)                                         0.19         04/05/2010         2,999,417
   70,000,000  FORTIS FUNDING LLC##++                                                     0.21         05/21/2010        69,966,925
    5,000,000  GDF SUEZ##++                                                               0.17         03/19/2010         4,999,550
    2,000,000  GDF SUEZ##++                                                               0.17         03/22/2010         1,999,790
    1,000,000  GDF SUEZ##++                                                               0.17         03/23/2010           999,890
   14,000,000  GEMINI SECURITIZATION CORPORATION LLC##++(p)                               0.18         04/19/2010        13,996,448
    5,000,000  GEMINI SECURITIZATION CORPORATION LLC##++(p)                               0.18         04/26/2010         4,998,600
    7,000,000  GOTHAM FUNDING CORPORATION##++(p)                                          0.17         03/23/2010         6,999,230
   16,000,000  GOTHAM FUNDING CORPORATION##++(p)                                          0.17         03/24/2010        15,998,160
   10,000,000  GOVCO LLC##++(p)                                                           0.23         03/16/2010         9,999,000
   19,000,000  GOVCO LLC##++(p)                                                           0.22         03/24/2010        18,997,208
    4,000,000  GOVCO LLC##++(p)                                                           0.19         04/12/2010         3,999,113
    2,600,000  GOVCO LLC##++(p)                                                           0.20         04/15/2010         2,599,350
    4,000,000  GOVCO LLC##++(p)                                                           0.20         04/21/2010         3,998,867
    5,000,000  GOVCO LLC##++(p)                                                           0.20         04/26/2010         4,998,444
    7,000,000  GOVCO LLC##++(p)                                                           0.20         05/18/2010         6,996,967
    4,000,000  GRAMPIAN FUNDING##++(p)                                                    0.29         03/17/2010         3,999,449
   13,000,000  GRAMPIAN FUNDING##++(p)                                                    0.21         03/19/2010        12,998,570
    7,000,000  GRAMPIAN FUNDING##++(p)                                                    0.29         04/01/2010         6,998,192
   15,000,000  GRAMPIAN FUNDING##++(p)                                                    0.29         04/08/2010        14,995,250
   12,000,000  GRAMPIAN FUNDING##++(p)                                                    0.28         04/13/2010        11,995,843
    3,000,000  GRAMPIAN FUNDING##++(p)                                                    0.28         04/15/2010         2,998,913
   35,000,000  GRAMPIAN FUNDING##++(p)                                                    0.26         04/22/2010        34,986,856
    8,000,000  GRAMPIAN FUNDING##++(p)                                                    0.26         05/19/2010         7,995,436
   12,000,000  GRAMPIAN FUNDING##++(p)                                                    0.26         05/20/2010        11,993,067
    9,000,000  GRAMPIAN FUNDING##++(p)                                                    0.26         05/21/2010         8,994,735
   40,000,000  GROUPE BPCE##++                                                            0.00         03/01/2010        40,000,000
    4,800,000  ICICI BANK LIMITED (BAHRAIN)##                                             0.71         03/09/2010         4,799,147
    8,000,000  ICICI BANK LIMITED (BAHRAIN)##                                             0.23         03/15/2010         7,999,222
   11,000,000  ICICI BANK LIMITED (BAHRAIN)##                                             0.55         06/24/2010        10,980,674
    1,000,000  ICICI BANK LIMITED (BAHRAIN)##                                             0.50         07/15/2010           998,111
    7,000,000  ING USA FUNDING LLC##                                                      0.16         03/12/2010         6,999,636

                  48 Wells Fargo Advantage Money Market Funds


                                     Portfolio of Investments--February 28, 2010

MONEY MARKET FUND

  PRINCIPAL    SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
-------------  ---------------------------------------------------------------------  -------------  -------------  ---------------
COMMERCIAL PAPER (continued)
$   1,500,000  ING USA FUNDING LLC##                                                      0.16%        03/16/2010   $     1,499,894
   16,000,000  INTESA FUNDING LLC##                                                       0.15         03/11/2010        15,999,289
    4,000,000  KITTY HAWK FUNDING CORPORATION##++(p)                                      0.19         05/05/2010         3,998,628
   33,260,000  KITTY HAWK FUNDING CORPORATION##++(p)                                      0.22         05/24/2010        33,243,136
   24,000,000  LEGACY CAPITAL LLC##++(p)                                                  0.44         04/13/2010        23,987,100
    7,000,000  LEGACY CAPITAL LLC##++(p)                                                  0.44         04/22/2010         6,995,450
    3,000,000  LEGACY CAPITAL LLC##++(p)                                                  0.45         05/19/2010         2,997,038
   46,000,000  LEXINGTON PARKER CAPITAL##++(p)                                            0.44         04/16/2010        45,973,550
   11,000,000  LEXINGTON PARKER CAPITAL##++(p)                                            0.44         04/21/2010        10,992,988
    4,000,000  LEXINGTON PARKER CAPITAL##++(p)                                            0.44         05/05/2010         3,996,750
    4,000,000  LEXINGTON PARKER CAPITAL##++(p)                                            0.44         05/07/2010         3,996,650
    5,000,000  LEXINGTON PARKER CAPITAL##++(p)                                            0.44         05/11/2010         4,995,563
    3,000,000  LEXINGTON PARKER CAPITAL##++(p)                                            0.45         05/19/2010         2,997,038
   11,000,000  LIBERTY STREET FUNDING LLC##++(p)                                          0.00         03/01/2010        11,000,000
    4,000,000  LIBERTY STREET FUNDING LLC##++(p)                                          0.19         04/12/2010         3,999,113
    5,000,000  LIBERTY STREET FUNDING LLC##++(p)                                          0.19         05/04/2010         4,998,311
    4,000,000  LIBERTY STREET FUNDING LLC##++(p)                                          0.20         05/05/2010         3,998,556
   10,000,000  LMA AMERICAS LLC##++(p)                                                    0.14         03/05/2010         9,999,811
    5,000,000  LMA AMERICAS LLC##++(p)                                                    0.20         03/15/2010         4,999,592
   16,000,000  LMA AMERICAS LLC##++(p)                                                    0.17         03/22/2010        15,998,320
    5,000,000  LMA AMERICAS LLC##++(p)                                                    0.17         03/23/2010         4,999,450
   16,000,000  LMA AMERICAS LLC##++(p)                                                    0.19         04/14/2010        15,996,284
    3,000,000  LMA AMERICAS LLC##++(p)                                                    0.20         04/26/2010         2,999,067
    4,635,000  LOS ANGELES CA DEPARTMENT OF AIRPORTS##                                    0.25         05/03/2010         4,632,972
    7,000,000  LOUIS DREYFUS CORPORATION##                                                0.00         03/01/2010         7,000,000
    5,500,000  LOUIS DREYFUS CORPORATION##                                                0.28         03/19/2010         5,499,175
    1,000,000  LOUIS DREYFUS CORPORATION##                                                0.28         03/19/2010           999,850
    1,000,000  LOUIS DREYFUS CORPORATION##                                                0.31         04/16/2010           999,591
    3,539,000  MARKET STREET FUNDING LLC##++(p)                                           0.19         03/05/2010         3,538,925
    5,000,000  MARKET STREET FUNDING LLC##++(p)                                           0.18         03/18/2010         4,999,551
    9,000,000  MATCHPOINT MASTER TRUST##++(p)                                             0.19         04/06/2010         8,998,200
   12,000,000  MATCHPOINT MASTER TRUST##++(p)                                             0.20         05/24/2010        11,994,400
   17,000,000  METLIFE SHORT TERM FUND##++(p)                                             0.23         04/26/2010        16,993,918
    2,600,000  MONT BLANC CAPITAL CORPORATION##++(p)                                      0.15         03/09/2010         2,599,902
   12,000,000  MONT BLANC CAPITAL CORPORATION##++(p)                                      0.20         03/09/2010        11,999,413
    5,000,000  MONT BLANC CAPITAL CORPORATION##++(p)                                      0.18         03/12/2010         4,999,695
    4,000,000  MONT BLANC CAPITAL CORPORATION##++(p)                                      0.17         03/25/2010         3,999,520
    5,000,000  MONT BLANC CAPITAL CORPORATION##++(p)                                      0.20         05/12/2010         4,998,000
   80,000,000  NATIONAL BANK OF CANADA##                                                  0.20         05/12/2010        79,968,000
   55,000,000  NATIONWIDE BUILDING SOCIETY##++                                            0.49         03/22/2010        54,983,492
   40,000,000  NATIONWIDE BUILDING SOCIETY##++                                            0.39         04/05/2010        39,984,444
    5,000,000  NATIONWIDE BUILDING SOCIETY##++                                            0.20         04/15/2010         4,998,750
   10,000,000  NATIONWIDE BUILDING SOCIETY##++                                            0.43         05/27/2010         9,989,608
   10,000,000  NATIXIS COMMERCIAL PAPER CORPORATION##++                                   0.26         05/18/2010         9,994,367
    9,000,000  NATIXIS US FINANCE COMPANY##                                               0.15         03/02/2010         8,999,925
    8,000,000  NATIXIS US FINANCE COMPANY##                                               0.26         04/13/2010         7,997,468
   64,000,000  NATIXIS US FINANCE COMPANY##                                               0.28         05/06/2010        63,967,147
    4,000,000  NEWPORT FUNDING CORPORATION##++(p)                                         0.17         03/23/2010         3,999,560
    1,000,000  NIEUW AMSTERDAM RECEIVABLES CORPORATION##++(p)                             0.16         03/05/2010           999,978
   10,000,000  NIEUW AMSTERDAM RECEIVABLES CORPORATION##++(p)                             0.19         03/18/2010         9,999,056
    1,085,000  NIEUW AMSTERDAM RECEIVABLES CORPORATION##++(p)                             0.20         04/14/2010         1,084,735
   20,000,000  NORDEA NORTH AMERICA INCORPORATED##                                        0.16         03/17/2010        19,998,489
    4,000,000  OAKLAND-ALAMEDA COUNTY                                                     0.20         03/02/2010         4,000,000
   29,000,000  PRUDENTIAL PLC##++                                                         0.00         03/01/2010        29,000,000
    7,000,000  PRUDENTIAL PLC##++                                                         0.23         05/12/2010         6,996,780
    3,000,000  RANGER FUNDING COMPANY LLC##++(p)                                          0.22         04/21/2010         2,999,065

                   Wells Fargo Advantage Money Market Funds 49


Portfolio of Investments--February 28, 2010

MONEY MARKET FUND

  PRINCIPAL    SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
-------------  ---------------------------------------------------------------------  -------------  -------------  ---------------
COMMERCIAL PAPER (continued)
$   9,000,000  RANGER FUNDING COMPANY LLC##++(p)                                          0.19%        04/26/2010   $     8,997,340
    3,000,000  RANGER FUNDING COMPANY LLC##++(p)                                          0.20         05/03/2010         2,998,950
    4,071,000  RANGER FUNDING COMPANY LLC##++(p)                                          0.20         05/13/2010         4,069,349
   12,361,000  RANGER FUNDING COMPANY LLC##++(p)                                          0.21         05/26/2010        12,354,799
   10,000,000  REGENCY MARKETS #1 LLC##++(p)                                              0.13         03/05/2010         9,999,822
    1,000,000  REGENCY MARKETS #1 LLC##++(p)                                              0.16         03/08/2010           999,965
   17,000,000  REGENCY MARKETS #1 LLC##++(p)                                              0.17         03/22/2010        16,998,215
    1,000,000  REGENCY MARKETS #1 LLC##++(p)                                              0.17         03/24/2010           999,885
    4,000,000  RHEIN-MAIN SECURITY LIMITED##++(p)                                         0.18         03/05/2010         3,999,902
    9,000,000  RHEIN-MAIN SECURITY LIMITED##++(p)                                         0.18         03/26/2010         8,998,813
    3,000,000  RHEIN-MAIN SECURITY LIMITED##++(p)                                         0.24         04/12/2010         2,999,125
   12,000,000  RHEIN-MAIN SECURITY LIMITED##++(p)                                         0.27         05/17/2010        11,993,070
    9,000,000  RHEINGOLD SECURITIZATION##++(p)                                            0.24         03/22/2010         8,998,688
    6,532,000  RHEINGOLD SECURITIZATION##++(p)                                            0.23         03/29/2010         6,530,769
    1,000,000  RHEINGOLD SECURITIZATION##++(p)                                            0.29         03/31/2010           999,750
   13,000,000  RHEINGOLD SECURITIZATION##++(p)                                            0.24         04/12/2010        12,996,208
   10,000,000  RHEINGOLD SECURITIZATION##++(p)                                            0.23         04/20/2010         9,996,806
    1,000,000  RHEINGOLD SECURITIZATION##++(p)                                            0.27         05/17/2010           999,423
    2,000,000  ROMULUS FUNDING CORPORATION##++(p)                                         0.31         03/05/2010         1,999,931
    3,000,000  ROMULUS FUNDING CORPORATION##++(p)                                         0.29         03/09/2010         2,999,780
    3,000,000  ROMULUS FUNDING CORPORATION##++(p)                                         0.25         03/15/2010         2,999,685
    1,000,000  ROMULUS FUNDING CORPORATION##++(p)                                         0.26         03/25/2010           999,820
   10,000,000  ROMULUS FUNDING CORPORATION##++(p)                                         0.29         04/20/2010         9,995,833
   10,000,000  ROMULUS FUNDING CORPORATION##++(p)                                         0.32         05/18/2010         9,993,067
   17,000,000  ROYAL KPN NV+/-++(p)                                                       0.21         03/23/2010        16,997,818
    3,000,000  ROYAL KPN NV+/-++(p)                                                       0.19         04/06/2010         2,999,430
    3,000,000  ROYAL KPN NV+/-++(p)                                                       0.22         05/11/2010         2,998,698
   36,000,000  ROYAL PARK INVESTMENT FUNDING CORPORATION+/-++(p)                          0.21         03/25/2010        35,994,960
    6,000,000  SALISBURY RECEIVABLES COMPANY LLC##++(p)                                   0.16         03/16/2010         5,999,575
   13,000,000  SALISBURY RECEIVABLES COMPANY LLC##++(p)                                   0.18         04/13/2010        12,997,205
   25,000,000  SANTANDER CENTRAL HISPANO FINANCE (DELAWARE) INCORPORATED##                0.60         06/15/2010        24,955,833
    7,000,000  SCALDIS CAPITAL LLC##++(p)                                                 0.16         03/08/2010         6,999,755
    8,000,000  SCALDIS CAPITAL LLC##++(p)                                                 0.21         03/23/2010         7,998,924
    3,000,000  SCALDIS CAPITAL LLC##++(p)                                                 0.22         04/09/2010         2,999,253
    8,000,000  SCALDIS CAPITAL LLC##++(p)                                                 0.23         04/12/2010         7,997,853
   19,000,000  SCALDIS CAPITAL LLC##++(p)                                                 0.22         04/13/2010        18,995,007
    1,500,000  SCALDIS CAPITAL LLC##++(p)                                                 0.22         04/15/2010         1,499,588
   27,000,000  SCALDIS CAPITAL LLC##++(p)                                                 0.22         04/19/2010        26,991,915
    3,000,000  SCALDIS CAPITAL LLC##++(p)                                                 0.22         04/28/2010         2,998,937
    5,000,000  SCALDIS CAPITAL LLC##++(p)                                                 0.22         04/29/2010         4,998,197
   14,000,000  SCALDIS CAPITAL LLC##++(p)                                                 0.22         05/05/2010        13,994,439
   10,000,000  SCALDIS CAPITAL LLC##++(p)                                                 0.23         05/11/2010         9,995,464
    1,000,000  SHEFFIELD RECEIVABLES CORPORATION##++(p)                                   0.18         04/08/2010           999,810
   12,000,000  SHEFFIELD RECEIVABLES CORPORATION##++(p)                                   0.19         04/13/2010        11,997,277
    1,000,000  SHEFFIELD RECEIVABLES CORPORATION##++(p)                                   0.19         04/23/2010           999,720
    9,000,000  SHEFFIELD RECEIVABLES CORPORATION##++(p)                                   0.19         04/28/2010         8,997,245
   15,000,000  SHEFFIELD RECEIVABLES CORPORATION##++(p)                                   0.20         05/05/2010        14,994,583
    4,000,000  SHEFFIELD RECEIVABLES CORPORATION##++(p)                                   0.20         05/06/2010         3,998,533
    7,000,000  SHEFFIELD RECEIVABLES CORPORATION##++(p)                                   0.21         06/03/2010         6,996,162
   24,000,000  SOCIETE DE PRISE PARTICIPATION DE L'ETAT##++                               0.19         05/11/2010        23,991,007
   60,000,000  SOCIETE DE PRISE PARTICIPATION DE L'ETAT##++                               0.20         05/18/2010        59,973,350
    2,000,000  SOCIETE FINANCEMENT DE L'ECONOMIE FRANCAISE##                              0.13         03/04/2010         1,999,972
   10,000,000  SOCIETE FINANCEMENT DE L'ECONOMIE FRANCAISE##                              0.24         04/07/2010         9,997,533
   12,000,000  SOCIETE FINANCEMENT DE L'ECONOMIE FRANCAISE##                              0.25         04/07/2010        11,996,978
   24,000,000  SOLITAIRE FUNDING LLC##++(p)                                               0.31         03/19/2010        23,996,040
   10,000,000  SOLITAIRE FUNDING LLC##++(p)                                               0.20         03/25/2010         9,998,600

                   50 Wells Fargo Advantage Money Market Funds


                                     Portfolio of Investments--February 28, 2010

MONEY MARKET FUND

  PRINCIPAL    SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
-------------  ---------------------------------------------------------------------  -------------  -------------  ---------------
COMMERCIAL PAPER (continued)
$   4,000,000  SOLITAIRE FUNDING LLC##++(p)                                                0.23%       04/06/2010   $     3,999,040
    2,000,000  SOLITAIRE FUNDING LLC##++(p)                                                0.23        04/08/2010         1,999,493
   74,500,000  SOLITAIRE FUNDING LLC##++(p)                                                0.23        04/20/2010        74,476,201
   10,000,000  SOLITAIRE FUNDING LLC##++(p)                                                0.24        04/22/2010         9,996,534
    3,000,000  STARBIRD FUNDING CORPORATION##++(p)                                         0.20        04/09/2010         2,999,350
    2,900,000  STARBIRD FUNDING CORPORATION##++(p)                                         0.20        04/22/2010         2,899,162
    2,000,000  STARBIRD FUNDING CORPORATION##++(p)                                         0.20        05/11/2010         1,999,211
    7,000,000  SUMITOMO TRUST & BANKING COMPANY##                                          0.13        03/03/2010         6,999,922
    1,000,000  SURREY FUNDING CORPORATION##++(p)                                           0.19        04/12/2010           999,778
    2,000,000  SURREY FUNDING CORPORATION##++(p)                                           0.19        04/13/2010         1,999,546
    6,000,000  SURREY FUNDING CORPORATION##++(p)                                           0.20        04/21/2010         5,998,300
   14,000,000  SURREY FUNDING CORPORATION##++(p)                                           0.20        04/26/2010        13,995,644
    4,000,000  SURREY FUNDING CORPORATION##++(p)                                           0.20        05/05/2010         3,998,556
    8,500,000  SVENSKA HANDELSBANKEN INCORPORATED##                                        0.20        04/08/2010         8,498,250
   17,000,000  TASMAN FUNDING INCORPORATED##++(p)                                          0.20        03/17/2010        16,998,413
    5,000,000  TASMAN FUNDING INCORPORATED##++(p)                                          0.25        04/12/2010         4,998,483
   11,400,000  TASMAN FUNDING INCORPORATED##++(p)                                          0.24        04/14/2010        11,396,577
    6,200,000  TASMAN FUNDING INCORPORATED##++(p)                                          0.24        04/27/2010         6,197,644
    5,000,000  THAMES ASSET GLOBAL SECURITIZATION # 1 INCORPORATED##++(p)                  0.19        04/08/2010         4,998,997
    7,000,000  THAMES ASSET GLOBAL SECURITIZATION # 1 INCORPORATED##++(p)                  0.17        03/22/2010         6,999,265
   19,000,000  THAMES ASSET GLOBAL SECURITIZATION # 1 INCORPORATED##++(p)                  0.19        04/19/2010        18,995,086
   26,000,000  THAMES ASSET GLOBAL SECURITIZATION # 1 INCORPORATED##++(p)                  0.24        06/07/2010        25,982,742
    5,000,000  THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED##++(p)                   0.17        03/24/2010         4,999,425
    1,000,000  THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED##++(p)                   0.20        04/07/2010           999,794
    6,000,000  THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED##++(p)                   0.20        04/09/2010         5,998,700
    9,000,000  THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED##++(p)                   0.23        03/15/2010         8,999,195
   17,000,000  TOYOTA MOTOR CREDIT CORPORATION##                                           0.24        03/29/2010        16,996,694
   27,000,000  TOYOTA MOTOR CREDIT CORPORATION##                                           0.19        04/21/2010        26,992,733
   18,000,000  TOYOTA MOTOR CREDIT CORPORATION##                                           0.19        04/22/2010        17,995,060
   10,000,000  TOYOTA MOTOR CREDIT CORPORATION##                                           0.21        04/26/2010         9,996,733
    3,000,000  TULIP FUNDING CORPORATION##++(p)                                            0.15        03/10/2010         2,999,873
    8,000,000  TULIP FUNDING CORPORATION##++(p)                                            0.19        04/08/2010         7,998,374
    4,000,000  TULIP FUNDING CORPORATION##++(p)                                            0.20        04/09/2010         3,999,133
   42,000,000  UNICREDIT DELAWARE INCORPORATED##++                                         0.19        03/03/2010        41,999,323
    8,000,000  UNICREDIT DELAWARE INCORPORATED##++                                         0.29        03/11/2010         7,999,289
   17,000,000  UNICREDIT DELAWARE INCORPORATED##++                                         0.20        03/15/2010        16,998,612
   10,000,000  UNICREDITO ITALIANO BANK IRELAND##++                                        0.30        04/06/2010         9,997,000
    1,000,000  VERSAILLES COMMERCIAL PAPER LLC##++(p)                                      0.18        03/23/2010           999,884
   20,000,000  VERSAILLES COMMERCIAL PAPER LLC##++(p)                                      0.35        03/24/2010        19,995,400
   39,434,525  VICTORIA FINANCE LLC##++(a)(i)####(p)                                       0.00        09/30/2010        24,054,974
   11,000,000  VICTORY RECEIVABLES CORPORATION##++(p)                                      0.13        03/04/2010        10,999,844
    5,000,000  VICTORY RECEIVABLES CORPORATION##++(p)                                      0.14        03/08/2010         4,999,844
    7,000,000  VICTORY RECEIVABLES CORPORATION##++(p)                                      0.14        03/09/2010         6,999,751
   25,000,000  WESTPAC SECURITIES NZ LIMITED+/-++                                          0.30        08/20/2010        25,000,000
   23,000,000  WESTPAC SECURITIES NZ LIMITED+/-++                                          0.35        11/05/2010        23,000,000
    8,500,000  WINDMILL FUNDING CORPORATION##++(p)                                         0.08        03/02/2010         8,499,960
    4,000,000  WINDMILL FUNDING CORPORATION##++(p)                                         0.16        03/18/2010         3,999,679
    5,000,000  WINDMILL FUNDING CORPORATION##++(p)                                         0.18        04/07/2010         4,999,075
    4,000,000  YORKTOWN CAPITAL LLC##++(p)                                                 0.22        04/12/2010         3,998,973
    4,000,000  YORKTOWN CAPITAL LLC##++(p)                                                 0.23        04/20/2010         3,998,722
   17,000,000  YORKTOWN CAPITAL LLC##++(p)                                                 0.19        04/26/2010        16,994,976
    3,000,000  YORKTOWN CAPITAL LLC##++(p)                                                 0.20        05/10/2010         2,998,833
    4,750,000  YORKTOWN CAPITAL LLC##++(p)                                                 0.20        05/17/2010         4,747,968
TOTAL COMMERCIAL PAPER (COST $3,840,432,778)                                                                          3,825,053,368
                                                                                                                    ---------------

                   Wells Fargo Advantage Money Market Funds 51


Portfolio of Investments--February 28, 2010

MONEY MARKET FUND

  PRINCIPAL    SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
-------------  ---------------------------------------------------------------------  -------------  -------------  ---------------
CORPORATE BONDS & NOTES: 3.06%
$   2,930,000  ACTS RETIREMENT LIFE COMMUNITIES INCORPORATEDss                             0.23%       11/15/2029   $     2,930,000
   66,000,000  BANK OF AMERICA CORPORATION+/-ss                                            1.08        12/02/2011        67,019,008
   10,000,000  BERKSHIRE HATHAWAY INCORPORATED+/-                                          0.23        02/10/2011        10,000,000
   32,000,000  CITIBANK NA+/-                                                              0.30        09/30/2010        32,000,000
    3,000,000  CITIGROUP FUNDING INCORPORATED+/-                                           1.35        05/12/2010         3,005,214
    1,000,000  CITIGROUP FUNDING INCORPORATED+/-ss                                         0.22        11/15/2011           998,895
    1,000,000  DANSKE BANK A/S                                                             1.53        04/24/2010         1,001,856
    8,761,000  GBG LLC++ss                                                                 0.30        09/01/2027         8,761,000
   16,000,000  GENERAL ELECTRIC CAPITAL CORPORATION+/-ss                                   1.19        12/09/2011        16,284,190
   10,705,000  LTF REAL ESTATE VRDN I LLC++ss                                              0.25        06/01/2033        10,705,000
    2,000,000  MORGAN STANLEY+/-ss                                                         1.11        12/01/2011         2,031,903
   30,000,000  PNC FUNDING CORPORATION+/-ss                                                0.53        06/22/2011        30,130,519
    3,300,000  SEARIVER MARITIME INCORPORATED(I)+/-ss                                      0.60        10/01/2011         3,300,000
   11,000,000  STATE STREET BANK & TRUST COMPANY NA SERIES FRN+/-ss                        0.45        09/15/2011        11,043,451
    2,000,000  US CENTRAL FEDERAL CREDIT UNION+/-ss                                        0.25        10/19/2011         2,001,086
TOTAL CORPORATE BONDS & NOTES (COST $201,212,122)                                                                       201,212,122
                                                                                                                    ---------------
MEDIUM TERM NOTES: 0.31%
   15,000,000  BNP PARIBAS+/-                                                              0.58        03/10/2010        15,001,389
    5,000,000  US BANCORP+/-                                                               0.66        06/04/2010         5,005,997
TOTAL MEDIUM TERM NOTES (COST $20,007,386)                                                                               20,007,386
                                                                                                                    ---------------
MUNICIPAL BONDS & NOTES: 10.47%
   14,350,000  ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATION CALIFORNIA CROSSING
               APARTMENTS SERIES A (HOUSING REVENUE, FNMA INSURED)+/-ss                    0.17        12/15/2037        14,350,000
   21,910,000  ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATION CALIFORNIA JEWISH
               HOME SAN FRANCISCO (OTHER REVENUE, ALLIED IRISH BANK PLC LOC)+/-ss          0.25        11/15/2035        21,910,000
    8,000,000  ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CALIFORNIA MFHR
               GENEVA POINTE APARTMENTS A (HOUSING REVENUE, FNMA INSURED)+/-ss             0.19        03/15/2037         8,000,000
   14,465,000  ARIZONA SPORTS & TOURISM AUTHORITY MULTIPURPOSE STADIUM (OTHER
               REVENUE, ALLIED IRISH BANK PLC LOC)+/-ss                                    0.50        07/01/2036        14,465,000
    2,000,000  AURORA CO HOSPITAL REF-CHILDRENS HOSPITAL ASSOCIATION PROJECT-B (HFFA
               REVENUE, ALLIED IRISH BANK PLC LOC)+/-ss                                    0.42        12/01/2036         2,000,000
   11,000,000  CALCASIEU PARISH LA INCORPORATED INDUSTRIAL DEVELOPMENT BOARD
               ENVIRONMENTAL REVENUE CITGO PETROLEUM CORPORATION (IDR, NATIXIS
               LOC)+/-ss                                                                   0.13        07/01/2026        11,000,000
    3,450,000  CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY (COLLEGE & UNIVERSITY
               REVENUE, BANK OF AMERICA NA LOC)+/-ss                                       0.18        10/01/2043         3,450,000
    9,000,000  CALIFORNIA MUNICIPAL FINANCE AUTHORITY ALLIED WASTE NORTH AMERICA
               SERIES A (OTHER REVENUE, BANK OF AMERICA NA LOC)+/-ss                       0.25        07/01/2024         9,000,000
    5,500,000  CALIFORNIA MUNICIPAL FINANCE AUTHORITY WASTE MANAGEMENT INCORPORATED
               PROJECT SERIES A (SOLID WASTE REVENUE, JPMORGAN CHASE BANK LOC)+/-ss        0.23        02/01/2019         5,500,000
   24,000,000  CALIFORNIA POLLUTION CONTROL FINANCING AUTHORITY (IDR, JPMORGAN CHASE
               BANK LOC)+/-ss                                                              0.14        11/01/2026        24,000,000
    8,200,000  CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES C 7 (ELECTRIC,
               POWER & LIGHT REVENUE, AGM INSURED)+/-ss                                    0.25        05/01/2022         8,200,000
   13,000,000  CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES C1 (POWER REVENUE,
               DEXIA CREDIT LOCAL DE FRANCE LOC)+/-ss                                      0.19        05/01/2022        13,000,000
   13,145,000  CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES C13 (UTILITIES
               REVENUE, FIRST SECURITY BANK LOC)+/-ss                                      0.21        05/01/2022        13,145,000
   18,000,000  CALIFORNIA STATE DWR POWER SUPPLY SUBSERIES G 6 (WATER REVENUE, AGM
               INSURED)+/-ss                                                               0.16        05/01/2017        18,000,000
    1,000,000  CALIFORNIA STATEWIDE CDA AZUSA PACIFIC UNIVERSITY PROJECT (COLLEGE &
               UNIVERSITY REVENUE, ALLIED IRISH BANK PLC LOC)+/-ss                         0.49        04/01/2039         1,000,000
    3,100,000  CALIFORNIA STATEWIDE CDA OAKMONT SENIOR LIVING (HOUSING REVENUE, FNMA
               INSURED)+/-ss                                                               0.19        08/01/2031         3,100,000
    2,000,000  CALIFORNIA STATEWIDE CDA PRAVILLIONS APARTMENTS SERIES M (MFHR, FNMA
               INSURED)+/-ss                                                               0.19        08/15/2034         2,000,000
    3,065,000  CAMARILLO CA MFHR HACIENDA DE CAMARILLO PROJECT (MFHR, FNMA
               INSURED)+/-ss                                                               0.18        10/15/2026         3,065,000
    4,635,000  CLARKSVILLE TN PUBLIC BUILDING AUTHORITY TENNESSEE MUNICIPAL BUILDING
               FUND (OTHER REVENUE, BANK OF AMERICA NA LOC)+/-ss                           0.16        11/01/2035         4,635,000

                   52 Wells Fargo Advantage Money Market Funds


                                     Portfolio of Investments--February 28, 2010

MONEY MARKET FUND

  PRINCIPAL    SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
-------------  ---------------------------------------------------------------------  -------------  -------------  ---------------
MUNICIPAL BONDS & NOTES (continued)
$   6,125,000  CLARKSVILLE TN PUBLIC BUILDING AUTHORITY TENNESSEE MUNICIPAL BUILDING
               FUND (OTHER REVENUE, BANK OF AMERICA NA LOC)+/-ss                           0.16%       02/01/2038   $     6,125,000
    4,590,000  CLARKSVILLE TN PUBLIC BUILDING AUTHORITY TENNESSEE MUNICIPAL BUILDING
               FUND (OTHER REVENUE, BANK OF AMERICA NA LOC)+/-ss                           0.16        07/01/2034         4,590,000
   21,700,000  CLEVELAND-CUYAHOGA COUNTY OH PORT AUTHORITY CARNEGIE 89 GARAGE
               PROJECT (OTHER REVENUE, JPMORGAN CHASE BANK LOC)+/-ss                       0.18        01/01/2037        21,700,000
    4,908,500  COLORADO HOUSING & FINANCE AUTHORITY CLASS I-B1 (HOUSING REVENUE,
               GO OF AUTHORITY INSURED)+/-ss                                               0.23        10/01/2038         4,908,500
   45,980,000  COLORADO HOUSING & FINANCE AUTHORITY TAXABLE MULTIFAMILY PROJECT B II
               (HOUSING REVENUE, FNMA INSURED)+/-ss                                        0.22        05/01/2049        45,980,000
    4,000,000  CONTRA COSTA COUNTY CA CREEKVIEW APARTMENTS SERIES B (MFHR, FHLMC
               INSURED)+/-ss                                                               0.17        07/01/2036         4,000,000
   59,825,000  DENVER CO CITY & COUNTY SCHOOL DISTRICT TAXABLE SERIES A (LEASE
               REVENUE, AGM INSURED)+/-ss                                                  0.31        12/15/2037        59,825,000
    2,000,000  DICKINSON TX INDEPENDENT SCHOOL DISTRICT SERIES SGA 94 (PROPERTY TAX
               REVENUE, PERMANENT SCHOOL FUND GUARANTEED)+/-ss                             0.15        02/15/2028         2,000,000
    6,000,000  DISTRICT OF COLUMBIA THE AMERICAN UNIVERSITY (MISCELLANEOUS REVENUE,
               PNC BANK NA LOC)+/-ss                                                       0.17        04/01/2038         6,000,000
    6,000,000  DOYLESTOWN PA HOSPITAL AUTHORITY SERIES B (HFFA, PNC BANK NA
               LOC)+/-ss                                                                   0.17        07/01/2037         6,000,000
    4,000,000  ESCAMBIA COUNTY FL HEALTH FACILITIES AUTHORITY AZALEA TRACE
               INCORPORATED SERIES B (HCFR, BANK OF AMERICA NA LOC)+/-ss                   0.13        11/15/2029         4,000,000
    7,000,000  HARRIS COUNTY TX CULTURAL EDUCATION FACILITIES FINANCE CORPORATION
               YMCA GREATER HOUSTON SERIES B (RECREATIONAL REVENUE, ALLIED IRISH
               BANK PLC LOC)+/-ss                                                          0.24        06/01/2038         7,000,000
   13,700,000  HOUSTON TX UTILITY SYSTEM FIRST LIEN B3 (WATER & SEWER REVENUE, BANK
               OF AMERICA NA LOC)+/-ss                                                     0.19        05/15/2034        13,700,000
   16,000,000  HOUSTON TX UTILITY SYSTEM SERIES B1 (WATER REVENUE, BANK OF AMERICA
               NA LOC)+/-ss                                                                0.18        05/15/2034        16,000,000
    4,100,000  HOUSTON TX UTILITY SYSTEM SERIES B4 (WATER & SEWER REVENUE, BANK OF
               AMERICA NA LOC)+/-ss                                                        0.19        05/15/2034         4,100,000
   12,000,000  HOUSTON TX UTILITY SYSTEM SERIES B5 (WATER & SEWER REVENUE, BANK OF
               AMERICA NA LOC)+/-ss                                                        0.19        05/15/2034        12,000,000
    1,970,000  KING COUNTY WA HOUSING AUTHORITY SERIES A (HOUSING REVENUE, FHLMC
               INSURED)+/-ss                                                               0.20        07/01/2035         1,970,000
    6,000,000  LOS ANGELES CA BEVERLY PARK APARTMENTS SERIES A (MFHR, FHLMC
               INSURED)+/-ss                                                               0.22        08/01/2018         6,000,000
    7,000,000  LOS ANGELES COUNTY CA HOUSING AUTHORITY MFHR BONDS (HOUSING REVENUE,
               FHLMC INSURED)+/-ss                                                         0.28        09/01/2030         7,000,000
    7,000,000  LOUISIANA PUBLIC FACILITIES AUTHORITY (IDR, JPMORGAN CHASE BANK
               LOC)+/-ss                                                                   0.13        10/01/2033         7,000,000
    5,000,000  LOWER ALABAMA GAS DISTRICT SUPPLY REVENUE SERIES A (UTILITIES
               REVENUE, SOCIETE GENERALE LOC)+/-ss                                         0.20        11/01/2027         5,000,000
    3,000,000  MASSACHUSETTS WATER RESOURCES AUTHORITY SERIES E (WATER REVENUE,
               GO OF AUTHORITY INSURED)+/-ss                                               0.19        08/01/2037         3,000,000
    4,000,000  MIDLOTHIAN TX INDUSTRIAL DEVELOPMENT CORPORATION (IDR, UBS AG
               LOC)+/-ss                                                                   0.17        08/01/2034         4,000,000
   20,750,000  MISSISSIPPI STATE TAXABLE NISSAN PROJECT A (OTHER REVENUE, BANK OF
               AMERICA NA LOC)+/-ss                                                        0.22        11/01/2028        20,749,109
    2,000,000  MISSOURI STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY THE
               WASHINGTON UNIVERSITY SERIES A (COLLEGE & UNIVERSITY REVENUE,
               JPMORGAN CHASE BANK LOC)+/-ss                                               0.13        09/01/2030         2,000,000
    6,000,000  MONTGOMERY COUNTY TN PUBLIC BUILDING (OTHER REVENUE, BANK OF AMERICA
               NA LOC)+/-ss                                                                0.16        02/01/2036         6,000,000
    9,000,000  MONTGOMERY COUNTY TN PUBLIC BUILDING AUTHORITY POOLED FINANCING LOAN
               POOL (OTHER REVENUE, BANK OF AMERICA NA LOC)+/-ss                           0.16        07/01/2038         9,000,000
    5,000,000  NEW BRITAIN CT TAXABLE PENSION SERIES C (PROPERTY TAX REVENUE,
               BANK OF AMERICA NA LOC)+/-ss                                                0.33        02/01/2026         5,000,000
    9,610,000  NEW JERSEY STATE HOUSING & MORTGAGE FINANCE AGENCY TAXABLE SERIES 4
               (HOUSING REVENUE, DEXIA CREDIT LOCAL DE FRANCE LOC)+/-ss                    0.29        11/01/2037         9,610,000
   13,000,000  NEW JERSEY STATE TURNPIKE AUTHORITY SERIES C (TRANSIT REVENUE,
               JPMORGAN CHASE BANK LOC)+/-ss                                               0.16        06/15/2032        13,000,000
    9,000,000  NEW JERSEY STATE TURNPIKE AUTHORITY SERIES D (TOLLS ROAD REVENUE,
               SOCIETE GENERALE LOC)+/-ss                                                  0.23        01/01/2018         9,000,000
   11,300,000  NEW YORK NY CITY TRANSITIONAL FINANCING AUTHORITY CLASS A (OTHER
               REVENUE, FGIC INSURED)+/-ss                                                 0.23        07/15/2036        11,300,000

                   Wells Fargo Advantage Money Market Funds 53


Portfolio of Investments--February 28, 2010

MONEY MARKET FUND

  PRINCIPAL    SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
-------------  ---------------------------------------------------------------------  -------------  -------------  ---------------
MUNICIPAL BONDS & NOTES (continued)
$   9,100,000  NEW YORK STATE HOUSING FINANCE AGENCY TAXABLE 600 WEST 42ND SERIES B
               (OTHER REVENUE, BANK OF NEW YORK LOC)+/-ss                                  0.70%       11/01/2041   $     9,100,000
    6,486,000  OHIO STATE HFA RESIDENTIAL MANAGEMENT TAXABLE SERIES I (HOUSING
               REVENUE, GNMA INSURED)+/-ss                                                 0.23        09/01/2039         6,486,000
    8,658,000  OHIO STATE HFA RESIDENTIAL MORTGAGE SECURITIES PROGRAM (HOUSING
               REVENUE, GNMA INSURED)+/-ss                                                 0.25        09/01/2029         8,658,000
    5,000,000  PALM BEACH COUNTY FL PINE CREST PREPARATORY (PRIVATE SCHOOL REVENUE,
               BANK OF AMERICA NA LOC)+/-ss                                                0.20        06/01/2032         5,000,000
    4,900,000  PARMA OH COMMUNITY GENERAL HOSPITAL SERIES A (OTHER REVENUE, JPMORGAN
               CHASE BANK LOC)+/-ss                                                        0.17        11/01/2029         4,900,000
   15,000,000  PASADENA CA COP SERIES A (LEASE REVENUE, BANK OF AMERICA NA
               LOC)+/-ss                                                                   0.18        02/01/2035        15,000,000
    1,500,000  PORT ARTHUR TX NAVIGATION DISTRICT MOTIVA ENTERPRISES SERIES C (OTHER
               REVENUE)+/-ss                                                               0.13        12/01/2039         1,500,000
    3,100,000  RAMSEY COUNTY MN HOUSING & REDEVELOPMENT MFHR GATEWAY APARTMENTS LP
               SERIES A (HOUSING REVENUE, LASALLE NATIONAL BANK NA LOC)+/-ss               0.30        10/01/2038         3,100,000
   15,900,000  RIVERSIDE CA COP (LEASE REVENUE, BANK OF AMERICA NA LOC)+/-ss               0.18        03/01/2037        15,900,000
    5,350,000  RIVERSIDE CA SERIES C (ELECTRIC REVENUE, BANK OF AMERICA NA LOC)+/-ss       0.18        10/01/2035         5,350,000
    4,000,000  SACRAMENTO COUNTY CA HOUSING AUTHORITY SHADWOOD APARTMENTS PROJECT
               ISSUE A (MFHR, FHLMC INSURED)+/-ss                                          0.18        12/01/2022         4,000,000
    3,000,000  SAN DIEGO CA HFA MFHR STRATTON APARTMENTS PROJECT SERIES A (HOUSING
               REVENUE, FNMA INSURED)+/-ss                                                 0.18        01/15/2033         3,000,000
    3,000,000  SAN DIEGO CA HOUSING AUTHORITY MFHR HILLSIDE GARDEN APARTMENTS
               SERIES B (HOUSING REVENUE, FNMA INSURED)+/-ss                               0.17        01/15/2035         3,000,000
    5,000,000  SAN FRANCISCO CA CITY & COUNTY REDEVELOPMENT AGENCY (MFHR, FNMA
               INSURED)+/-ss                                                               0.20        06/15/2034         5,000,000
    4,000,000  SAN FRANCISCO CA CITY & COUNTY REDEVELOPMENT AGENCY COMMUNITY
               FACILITIES DISTRICT # 4 (OTHER REVENUE, BANK OF AMERICA NA LOC)+/-ss        0.19        08/01/2032         4,000,000
   50,000,000  SOUTHEAST ALABAMA GAS DISTRICT ALABAMA REVENUE SUPPLY PROJECT
               SERIES A (IDR) +/-ss                                                        0.15        08/01/2027        50,000,000
    8,000,000  SWEETWATER COUNTY WY PACIFIC CORPORATION PROJECT SERIES A (PCR,
               BARCLAYS BANK PLC LOC)+/-ss                                                 0.16        07/01/2015         8,000,000
    3,980,000  TEXAS STATE TAXABLE PRODUCT DEVELOPMENT PROGRAM SERIES A (OTHER
               REVENUE, NATIONAL AUSTRALIA BANK NA LOC)+/-ss                               0.23        06/01/2045         3,980,000
    3,000,000  TYLER TX HEALTH FACILITIES DEVELOPMENT CORPORATION MOTHER FRANCES
               HOSPITAL SERIES B (HCFR, BANK OF AMERICA NA LOC)+/-ss                       0.20        07/01/2020         3,000,000
    9,000,000  VERMONT STATE STUDENT ASSISTANCE CORPORATION (STUDENT LOAN REVENUE,
               LLOYDS TSB BANK PLC LOC)+/-ss                                               0.21        12/15/2040         9,000,000
    3,650,000  WASHINGTON STATE HOUSING FINANCE COMMISSION WHISPERWOOD APARTMENTS
               PROJECT SERIES A (MFHR, FNMA INSURED)+/-ss                                  0.25        05/15/2035         3,650,000
TOTAL MUNICIPAL BONDS & NOTES (COST $689,001,609)                                                                       689,001,609
                                                                                                                    ---------------
REPURCHASE AGREEMENTS (z): 5.97%
  142,077,642  BANK OF AMERICA NA, DATED 02/26/2010, MATURITY VALUE $142,079,063 (1)       0.12        03/01/2010       142,077,642
   21,000,000  BANK OF AMERICA SECURITIES LLC, DATED 02/26/2010,
               MATURITY VALUE $21,000,420 (2)                                              0.24        03/01/2010        21,000,000
    7,000,000  BARCLAYS CAPITAL INCORPORATED, DATED 02/26/2010,
               MATURITY VALUE $7,000,140 (3)                                               0.24        03/01/2010         7,000,000
   72,000,000  BNP PARIBAS SECURITIES, DATED 02/26/2010, MATURITY VALUE
               $72,000,720 (4)                                                             0.12        03/01/2010        72,000,000
   72,000,000  CITIGROUP GLOBAL MARKETS, DATED 02/26/2010, MATURITY VALUE
               $72,000,720 (5)                                                             0.12        03/01/2010        72,000,000
   54,000,000  CREDIT SUISSE FIRST BOSTON CORPORATION, DATED 02/26/2010,
               MATURITY VALUE $54,000,540 (6)                                              0.12        03/01/2010        54,000,000
   25,000,000  JPMORGAN SECURITIES, DATED 02/26/2010, MATURITY VALUE $25,000,500 (7)       0.24        03/01/2010        25,000,000
TOTAL REPURCHASE AGREEMENTS (COST $393,077,642)                                                                         393,077,642
                                                                                                                    ---------------

                   54 Wells Fargo Advantage Money Market Funds


Portfolio of Investments--February 28, 2010

MONEY MARKET FUND

  PRINCIPAL    SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
-------------  ---------------------------------------------------------------------  -------------  -------------  ---------------
SECURED MASTER NOTE AGREEMENT: 2.08%
$  93,130,000  BANK OF AMERICA CORPORATION+/-ss                                            0.29%       09/09/2034   $    93,130,000
   43,817,000  CITIGROUP GLOBAL MARKETS HOLDINGS DTC MMI+/-ss                              0.64        09/09/2049        43,817,000
                                                                                                                    ---------------
TOTAL SECURED MASTER NOTE AGREEMENT (COST $136,947,000)                                                                 136,947,000
TIME DEPOSITS: 7.84%
   72,000,000  BANCO BILBAO VIZCAYA LONDON                                                 0.14        03/01/2010        72,000,000
   42,000,000  BANK OF IRELAND                                                             0.35        03/01/2010        42,000,000
   33,000,000  BANK OF IRELAND                                                             0.50        03/02/2010        33,000,000
   22,000,000  BAYER HYPO-UND VEREINSBANK AG MUNICH                                        0.15        03/02/2010        22,000,000
   18,000,000  BNP PARIBAS PARIS                                                           0.14        03/02/2010        18,000,000
   22,000,000  DANSKE BANK A/S COPENHAGEN                                                  0.14        03/01/2010        22,000,000
   62,000,000  DANSKE BANK A/S COPENHAGEN                                                  0.21        03/01/2010        62,000,000
   40,000,000  DANSKE BANK A/S COPENHAGEN                                                  0.20        03/02/2010        40,000,000
   26,000,000  DEXIA BANK GRAND CAYMAN                                                     0.22        03/05/2010        26,000,000
   15,000,000  FORTIS BANK NV SA                                                           0.18        03/04/2010        15,000,000
  120,000,000  KBC BANK NV BRUSSELS                                                        0.16        03/01/2010       120,000,000
   15,000,000  LLOYDS TSB BANK PLC LONDON                                                  0.14        03/01/2010        15,000,000
   29,000,000  SOCIETE GENERALE PARIS                                                      0.16        03/01/2010        29,000,000
TOTAL ASSET BACKED SECURITIES (COST $516,000,000)                                                                       516,000,000
                                                                                                                    ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $6,648,968,456)*                                                        100.83%                                 6,633,589,046
Other Assets and Liabilities, Net                                              (0.83)                                   (54,611,101)
                                                                              ------                                ---------------
TOTAL NET ASSETS                                                              100.00%                               $ 6,578,977,945
                                                                              ------                                ---------------

----------
ss These securities are subject to a demand feature which reduces the effective maturity.

+/-  Variable rate investments.

##   Zero coupon security. Rate represents yield to maturity.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

(p)  Asset-backed commercial paper.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)  Illiquid security (unaudited).

#### This security is currently in default with regards to scheduled interest and/or principal payments.

(z)  Collateralized by:

     (1) U.S. government securities, 5.00%, 1/20/2040, market value including accrued interest is $146,339,972.

     (2)  U.S. government securities, 2.58% to 10.00%, 10/1/2011 to 12/1/2048, market value including accrued interest is $21,630,000.

     (3) Commercial paper, 0.00%, 4/8/2010 to 8/18/2010, market value is $7,140,000.

     (4) U.S. government securities, 5.50%, 6/1/2033 to 4/1/2039, market value including accrued interest is $74,160,000.

     (5)  U.S. government securities, 2.90% to 6.18%, 6/1/2018 to 3/1/2040, market value including accrued interest is $74,160,000.

     (6)  U.S. government securities, 3.50% to 16.00%, 9/1/2011 to 11/1/2047, market value including accrued interest is $55,620,312.

     (7)  Commercial paper, 0.03% to 0.15%, 3/2/2010 to 5/25/2010, market value including accrued interest is $25,500,091.

* Cost for federal income tax purposes is $6,648,968,456 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation   $          0
Gross unrealized depreciation    (15,379,410)
                                ------------
Net unrealized depreciation     $(15,379,410)

The accompanying notes are an integral part of these financial statements.

                   Wells Fargo Advantage Money Market Funds 55


Portfolio of Investments--February 28, 2010

MUNICIPAL MONEY MARKET FUND

  PRINCIPAL    SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
-------------  ---------------------------------------------------------------------  -------------  -------------  ---------------
COMMERCIAL PAPER: 3.26%
$   1,375,000  HILLSBOROUGH COUNTY FL                                                      0.45%       05/06/2010   $     1,375,000
    3,000,000  ILLINOIS FINANCE AUTHORITY                                                  0.20        06/08/2010         3,000,000
    3,600,000  MONTGOMERY COUNTY PA                                                        0.38        03/09/2010         3,600,000
    4,500,000  SAN JOAQUIN CA TRANSPORTATION AUTHORITY                                     0.18        03/10/2010         4,500,000
TOTAL COMMERCIAL PAPER (COST $12,475,000)                                                                                12,475,000
                                                                                                                    ---------------
MUNICIPAL BONDS & NOTES: 97.14%
ARIZONA: 4.26%
    9,535,000  ARIZONA SPORTS & TOURISM AUTHORITY MULTIPURPOSE STADIUM (OTHER
               REVENUE, ALLIED IRISH BANK PLC LOC)ss+/-                                    0.50        07/01/2036         9,535,000
    2,400,000  MARICOPA COUNTY AZ IDA TRANS-MATIC MANUFACTURING PRODUCTION PROJECT
               (IDR, NATIONAL CITY BANK LOC)ss+/-                                          0.26        10/01/2026         2,400,000
    3,080,000  MARICOPA COUNTY AZ IDA VILLAGE AT SUN VALLEY APARTMENTS PROJECT
               (MFHR, FNMA INSURED)ss+/-                                                   0.35        11/01/2043         3,080,000
      500,000  PHOENIX AZ IDA SERIES A (HFA, BANK OF AMERICA NA LOC)ss+/-                  0.31        04/01/2033           500,000
      800,000  PIMA COUNTY AZ IDA EASTSIDE APARTMENTS SERIES B (MFHR, FNMA
               INSURED)ss+/-                                                               0.29        02/15/2031           800,000
                                                                                                                         16,315,000
                                                                                                                    ---------------
CALIFORNIA: 8.74%
    1,700,000  CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK CALIFORNIA
               ACADEMY SERIES B (OTHER REVENUE, ALLIED IRISH BANK PLC LOC)ss+/-            0.18        09/01/2038         1,700,000
    2,150,000  CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK SAN FRANCISCO
               BALLET (OTHER REVENUE, ALLIED IRISH BANK PLC LOC)ss+/-                      0.18        08/01/2038         2,150,000
    3,300,000  CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK ST. MARGARETS
               EPISCOPAL SCHOOL (OTHER REVENUE, ALLIED IRISH BANK PLC LOC)ss+/-            0.60        01/01/2038         3,300,000
      225,000  CALIFORNIA MUNICIPAL FINANCE AUTHORITY (PRIVATE SCHOOL REVENUE,
               ALLIED IRISH BANK PLC LOC)ss+/-                                             0.60        09/01/2036           225,000
    3,500,000  CALIFORNIA MUNICIPAL FINANCE AUTHORITY SERRA CATHOLIC SCHOOL (PRIVATE
               SCHOOL REVENUE, ALLIED IRISH BANK PLC LOC)ss+/-                             0.60        05/01/2039         3,500,000
    2,100,000  CALIFORNIA STANFORD HOSPITAL SERIES B (HFFA REVENUE, ALLIED IRISH
               BANK PLC LOC)ss+/-                                                          0.37        07/01/2034         2,100,000
      200,000  CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES B2 (POWER REVENUE,
               BNP PARIBAS LOC)ss+/-                                                       0.14        05/01/2022           200,000
    6,600,000  CALIFORNIA STATE DWR POWER SUPPLY REVENUE SUBSERIES G1 (WATER
               REVENUE, BANK OF NOVA SCOTIA LOC)ss+/-                                      0.15        05/01/2011         6,600,000
    2,400,000  CALIFORNIA STATE DWR POWER SUPPLY REVENUE SUBSERIES F2 (WATER
               REVENUE, JPMORGAN CHASE BANK LOC)ss+/-                                      0.11        05/01/2020         2,400,000
      600,000  CALIFORNIA STATE ECONOMIC RECOVERY REVENUE SERIES C-5 (OTHER REVENUE,
               BANK OF AMERICA NA LOC)ss+/-                                                0.14        07/01/2023           600,000
      100,000  CALIFORNIA STATE KINDERGARTEN B-1 (OTHER REVENUE, ALLIED IRISH BANK
               PLC LOC)ss+/-                                                               0.12        05/01/2034           100,000
    1,100,000  CALIFORNIA STATE SERIES B5 (OTHER REVENUE, CITIBANK NA LOC)ss+/-            0.16        05/01/2034         1,100,000
      200,000  CALIFORNIA STATEWIDE CDA RADY CHILDRENS HOSPITAL SERIES B (HCFR, BANK
               OF THE WEST LOC)ss+/-                                                       0.13        08/15/2047           200,000
      460,000  CALIFORNIA STATEWIDE CDA TYRELLA GARDENS APARTMENTS SERIES B (HOUSING
               REVENUE, CITIBANK NA LOC)ss+/-                                              0.25        06/01/2036           460,000
    2,800,000  CALIFORNIA STATEWIDE CDA YMCA EAST BAY PROJECT (OTHER REVENUE, ALLIED
               IRISH BANK PLC LOC)ss+/-                                                    0.36        06/01/2027         2,800,000
    2,500,000  DEUTSCHE BANK SPEARS LIFERS TRUST DB-247 (TAX REVENUE, FGIC
               INSURED)ss+/-                                                               0.19        12/01/2030         2,500,000
    1,445,000  IRVINE CA IMPROVEMENT BOARD ACT 1915 ASSESSMENT DISTRICT #85-7
               SERIES A (OTHER REVENUE, FIRST SECURITY BANK LOC)ss+/-                      0.16        09/02/2032         1,445,000
      525,000  ROSEVILLE CA COP SERIES A (ELECTRIC REVENUE, BANK OF NEW YORK
               LOC)ss+/-                                                                   0.19        02/01/2035           525,000
      460,000  SAN FRANCISCO CA CITY & COUNTY REDEVELOPMENT AGENCY MFHR LELAND POLK
               SENIOR COMMUNITY SERIES A (MFHR, CITIBANK NA LOC)ss+/-                      0.15        12/01/2019           460,000
    1,120,000  SAN LEANDRO CA CARLTON PLAZA SERIES A (MFHR, FNMA INSURED)ss+/-             0.26        09/15/2032         1,120,000

                                                                                                                         33,485,000
                                                                                                                    ---------------

                   56 Wells Fargo Advantage Money Market Funds


                                     Portfolio of Investments--February 28, 2010

MUNICIPAL MONEY MARKET FUND

  PRINCIPAL    SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
-------------  ---------------------------------------------------------------------  -------------  -------------  ---------------
COLORADO: 4.18%
$   1,575,000  COLORADO COLLEGE INVESTMENT SERIES I-A (OTHER REVENUE, LLOYDS BANK
               LOC)ss+/-                                                                    0.22%      12/01/2042   $     1,575,000
    8,310,000  COLORADO ECFA LUTHERAN CHURCH EXTENSION (PRIVATE SCHOOL REVENUE,
               BANK OF AMERICA NA LOC)ss+/-                                                 0.17       05/15/2038         8,310,000
    3,865,000  COLORADO HOUSING & FINANCE AUTHORITY READY FOODS INCORPORATED PROJECT
               SERIES A (OTHER REVENUE, US BANK NA LOC)ss+/-                                0.25       01/01/2032         3,865,000
    1,000,000  FORT COLLINS CO ECONOMIC DEVELOPMENT OAKRIDGE PROJECT SERIES A
               (HOUSING REVENUE, US BANK NA LOC)ss+/-                                       0.50       12/01/2032         1,000,000
    1,250,000  HUDSON CO SERIES A (IDR, US BANK NA LOC)ss+/-                                0.60       11/01/2020         1,250,000
                                                                                                                         16,000,000
                                                                                                                    ---------------
DISTRICT OF COLUMBIA: 2.05%
    2,075,000  DISTRICT OF COLUMBIA CARNEGIE ENDOWMENT FOR INTERNATIONAL PEACE
               (OTHER REVENUE, ALLIED IRISH BANK PLC LOC)ss+/-                              0.25       11/01/2045         2,075,000
    2,030,000  DISTRICT OF COLUMBIA ENTERPRISE ZONE 14TH & IRVING (IDR, BANK OF
               AMERICA NA LOC)ss+/-                                                         0.50       05/01/2022         2,030,000
    3,755,000  METROPOLITAN WASHINGTON DC AIRPORT AUTHORITY SERIES 2855 (AIRPORT
               REVENUE, FIRST SECURITY BANK LOC)ss+/-                                       0.35       10/01/2014         3,755,000
                                                                                                                          7,860,000
                                                                                                                    ---------------
FLORIDA: 6.88%
    2,200,000  CITY OF TALLAHASSEE FL (IDR, BRANCH BANK & TRUST LOC)ss+/-                   0.29       10/01/2015         2,200,000
    3,800,000  DEUTSCHE BANK FL SPEARS LIFERS TRUST SERIES DB-563 (OTHER REVENUE,
               FIRST SECURITY BANK LOC)ss+/-                                                0.26       10/01/2022         3,800,000
    9,515,000  FLORIDA HOUSING FINANCE CORPORATION PINEWOOD POINTE SERIES C (STATE
               AGENCY HOUSING REVENUE, NATIXIS LOC)ss+/-                                    0.55       06/01/2044         9,515,000
    1,245,000  JACKSONVILLE FL HFA CHRISTINE COVE APARTMENTS (MFHR, FHLMC
               INSURED)ss+/-                                                                0.27       09/15/2038         1,245,000
    7,130,000  ORANGE COUNTY FL HFA LAKESIDE POINTE APARTMENTS SERIES B
               (HOUSING REVENUE, FNMA INSURED)ss+/-                                         0.25       05/15/2038         7,130,000
    2,465,000  SARASOTA COUNTY FL CONTINUING CARE RETIREMENT COMMUNITY GLENRIDGE
               PALMER PROJECT (HFFA REVENUE, BANK OF SCOTLAND LOC)ss+/-                     0.21       06/01/2036         2,465,000
                                                                                                                         26,355,000
                                                                                                                    ---------------
GEORGIA: 2.78%
    2,780,000  FLOYD COUNTY GA DEVELOPMENT AUTHORITY GEORGIA POWER COMPANY PLANT
               HAMMOND PROJECT (IDR)ss+/-                                                   0.12       09/01/2026         2,780,000
    3,900,000  GEORGIA STATE PORTS AUTHORITY (AIRPORT REVENUE, BANKERS TRUST
               CORPORATION LOC)ss+/-                                                        0.30       06/01/2022         3,900,000
    3,960,000  GEORGIA STATE PORTS AUTHORITY (IDR, BANKERS TRUST CORPORATION
               LOC)ss+/-                                                                    0.30       10/01/2023         3,960,000
                                                                                                                         10,640,000
                                                                                                                    ---------------
ILLINOIS: 4.87%
    3,670,000  CHICAGO IL ENTERPRISE ZONE GARDNER GIBSON PROJECT (ECONOMIC
               DEVELOPMENT REVENUE, HARRIS TRUST SAVINGS BANK LOC)ss+/-                     0.28       07/01/2033         3,670,000
      280,000  CHICAGO IL WASTEWATER TRANSMISSION SUBSERIES C-2 (SEWER REVENUE, BANK
               OF AMERICA NA LOC)ss+/-                                                      0.14       01/01/2039           280,000
      260,000  DES PLAINES IL FINZER ROLLER INCORPORATED PROJECT (IDR, HARRIS TRUST
               SAVINGS BANK LOC)ss+/-                                                       1.00       08/01/2021           260,000
    2,535,000  ILLINOIS DEVELOPMENT FINANCE AUTHORITY MCL INCORPORATED PROJECT (IDR,
               GE CAPITAL CORPORATION LOC)ss+/-                                             0.81       06/01/2017         2,535,000
    1,600,000  ILLINOIS DEVELOPMENT FINANCE AUTHORITY UNIVERSAL PRESS INCORPORATED
               PROJECT SERIES A (IDR, LASALLE NATIONAL BANK NA LOC)ss+/-                    0.50       07/01/2020         1,600,000
      900,000  ILLINOIS FINANCE AUTHORITY INX INTERNATIONAL INK COMPANY (IDR,
               JPMORGAN CHASE BANK LOC)ss+/-                                                0.31       01/01/2034           900,000
      700,000  ILLINOIS FINANCE AUTHORITY MERUG LLC SERIES B (IDR, JPMORGAN CHASE
               BANK LOC)ss+/-                                                               0.81       12/01/2018           700,000

                   Wells Fargo Advantage Money Market Funds 57


Portfolio of Investments--February 28, 2010

MUNICIPAL MONEY MARKET FUND

  PRINCIPAL    SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
-------------  ---------------------------------------------------------------------  -------------  -------------  ---------------
ILLINOIS (continued)
$   1,455,000  LAKE COUNTY IL BROWN PAPER GOODS PROJECT (IDR, BANK ONE CHICAGO NA
               LOC)ss+/-                                                                    0.81%      10/01/2021   $     1,455,000
    1,370,000  LAKE COUNTY IL COUNTRYSIDE LANDFILL INCORPORATED (SOLID WASTE
               REVENUE, JPMORGAN CHASE BANK LOC)ss+/-                                       0.20       04/01/2021         1,370,000
    2,600,000  LAKE COUNTY IL NORTHPOINT ASSOCIATION (IDR, NORTHERN TRUST
               CORPORATION LOC)ss+/-                                                        0.31       07/01/2029         2,600,000
    1,300,000  LAKE ZURICH IL (ECONOMIC DEVELOPMENT REVENUE, JPMORGAN CHASE BANK
               LOC)ss+/-                                                                    0.81       12/01/2029         1,300,000
    1,960,000  VERNON HILLS IL NORTHWESTERN TOOL & DIE PROJECT (IDR, LASALLE
               NATIONAL BANK NA LOC)ss+/-                                                   0.55       04/01/2025         1,960,000
                                                                                                                         18,630,000
                                                                                                                    ---------------
INDIANA: 3.45%
    1,000,000  CITY OF CRAWFORDSVILLE IN ECONOMIC DEVELOPMENT (IDR, BANK OF AMERICA
               NA LOC)ss+/-                                                                 0.31       10/01/2018         1,000,000
    1,925,000  GREENSBURG IN COMMUNITY PARTNERS VILLAGE II (HOUSING REVENUE, FHLMC
               INSURED)ss+/-                                                                0.25       09/01/2029         1,925,000
    4,000,000  INDIANA BOND BANK STATE REVENUE PROGRAM NOTES SERIES A (OTHER
               REVENUE, JPMORGAN CHASE BANK LOC)                                            2.00       01/06/2011         4,053,241
    2,040,000  INDIANA STATE DEVELOPMENT FINANCE AUTHORITY SHELBY GRAVEL
               INCORPORATED PROJECT (IDR, NATIONAL CITY BANK OF INDIANA LOC))ss+/-          0.31       10/01/2017         2,040,000
    1,495,000  NOBLESVILLE IN GREYSTONE APARTMENTS PROJECT SERIES B (HOUSING
               REVENUE, FHLB INSURED)ss+/-                                                  0.23       03/01/2041         1,495,000
    2,715,000  ST .JOSEPH COUNTY IN MIDCORR LAND DEVELOPMENT LLC PROJECT (IDR,
               NATIONAL CITY BANK LOC)ss+/-                                                 0.31       10/01/2023         2,715,000
                                                                                                                         13,228,241
                                                                                                                    ---------------
IOWA: 2.18%
    1,150,000  CERRO GORDO COUNTY IA NEWMAN CATHOLIC SCHOOL SYSTEM PROJECT
               (PRIVATE SCHOOL REVENUE, ALLIED IRISH BANK PLC LOC)ss+/-                     0.22       05/01/2032         1,150,000
    5,590,000  DES MOINES IA ELLIOT AVIATION PROJECT (OTHER REVENUE, US BANK NA
               LOC)ss+/-                                                                    0.35       08/01/2027         5,590,000
      125,000  IOWA FINANCE AUTHORITY GREAT RIVER MEDICAL CENTER PROJECT (HCFR,
               ALLIED IRISH BANK PLC LOC)ss+/-                                              0.24       06/01/2027           125,000
    1,500,000  IOWA FINANCE AUTHORITY INDUSTRIAL DEVELOPMENT (IDR, BANK OF AMERICA
               NA LOC)ss+/-                                                                 0.30       06/01/2028         1,500,000
                                                                                                                          8,365,000
                                                                                                                    ---------------
KANSAS: 1.40%
    1,000,000  OLATHE KS DIAMANT BOART SERIES A (IDR, SVENSKA HANDELSBANKEN
               LOC)ss+/-                                                                    0.35       03/01/2027         1,000,000
    4,350,000  OLATHE KS ISL LLC PROJECT (OTHER REVENUE, US BANK NA LOC)ss+/-               0.30       08/01/2027         4,350,000
                                                                                                                          5,350,000
                                                                                                                    ---------------
KENTUCKY: 6.39%
    3,410,000  CITY OF BARDSTOWN KY (IDR, US BANK NA LOC)ss+/-                              0.23       10/01/2019         3,410,000
    5,250,000  HOPKINS COUNTY KY LOK CORPORATION PROJECT (IDR, PNC BANK NA LOC)ss+/-        0.23       10/01/2017         5,250,000
    1,850,000  JEFFERSON COUNTY KY (IDR, NATIONAL CITY BANK LOC)ss+/-                       0.28       09/01/2022         1,850,000
    6,225,000  KENTUCKY EDFA (ECONOMIC DEVELOPMENT REVENUE, JPMORGAN CHASE BANK
               LOC)ss+/-                                                                    0.22       10/01/2028         6,225,000
      300,000  KENTUCKY EDFA (ECONOMIC DEVELOPMENT REVENUE, PNC BANK NA LOC)ss+/-           0.24       12/01/2037           300,000
    7,450,000  LOGAN COUNTY KY SOLID WASTE MANAGEMENT LLC PROJECT (OTHER REVENUE,
               PNC BANK NA LOC)ss+/-                                                        0.23       03/01/2021         7,450,000
                                                                                                                         24,485,000
                                                                                                                    ---------------
MICHIGAN: 0.65%
      290,000  GREEN LAKE TOWNSHIP, MI ECONOMIC DEVELOPMENT CORPORATION (OTHER
               REVENUE, JPMORGAN CHASE BANK LOC)ss+/-                                       0.14       06/01/2034           290,000
      970,000  MACOMB COUNTY MI ECONOMIC DEVELOPMENT CORPORATION (IDR, NATIONAL
               CITY BANK LOC)ss+/-                                                          0.31       12/01/2017           970,000
    1,220,000  MICHIGAN STATE STRATEGIC FUND FITZ LAND LLC PROJECT (IDR, NATIONAL
               CITY BANK LOC)ss+/-                                                          0.31       08/01/2025         1,220,000
                                                                                                                          2,480,000
                                                                                                                    ---------------

                   58 Wells Fargo Advantage Money Market Funds


                                     Portfolio of Investments--February 28, 2010

MUNICIPAL MONEY MARKET FUND

  PRINCIPAL    SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
-------------  ---------------------------------------------------------------------  -------------  -------------  ---------------
MINNESOTA: 9.08%
$   2,185,000  BECKER MN INDEPENDENT SCHOOL DISTRICT # 726 (PROPERTY TAX REVENUE)           1.50%      09/29/2010   $     2,195,711
    2,010,000  BLOOMINGTON MN BRISTOL VILLAGE (HOUSING REVENUE, FNMA INSURED)ss+/-          0.29       11/15/2032         2,010,000
    1,805,000  BLOOMINGTON MN NORLAN PARTNERS SERIES B (HOUSING REVENUE, LASALLE
               NATIONAL BANK NA LOC)ss+/-                                                   0.35       07/15/2032         1,805,000
    1,800,000  COON RAPIDS MN DRAKE APARTMENTS PROJECT A (OTHER REVENUE, FNMA
               INSURED)ss+/-                                                                0.29       06/15/2038         1,800,000
    1,985,000  HENNEPIN COUNTY MN HOUSING & RDA STONE ARCH APARTMENTS PROJECT
               (MFHR, LASALLE NATIONAL BANK NA LOC)ss+/-                                    0.25       04/15/2035         1,985,000
    2,400,000  MAHTOMEDI MN BRIARCLIFF MANOR APARTMENTS SERIES A (OTHER REVENUE,
               FNMA INSURED)ss+/-                                                           0.29       06/15/2038         2,400,000
    2,740,000  MINNEAPOLIS MN DRIFTWOOD APARTMENTS PROJECT A (HOUSING REVENUE,
               US BANK NA LOC)ss+/-                                                         0.30       10/01/2024         2,740,000
    2,780,000  MINNEAPOLIS MN SECOND STREET ACQUISITION SERIES A (HOUSING REVENUE,
               LASALLE NATIONAL BANK NA LOC)ss+/-                                           0.35       01/01/2033         2,780,000
      230,000  MINNEAPOLIS & ST. PAUL MN HOUSING & RDA CHILDRENS HEALTH CARE SERIES
               B (HCFR, FIRST SECURITY BANK LOC)ss+/-                                       0.13       08/15/2025           230,000
    2,685,000  MINNESOTA STATE HFA RESIDENTIAL HOUSING SERIES C (HOUSING REVENUE,
               FHLB INSURED)ss+/-                                                           0.20       07/01/2048         2,685,000
      295,000  MINNESOTA STATE RESIDENTIAL HOUSING SERIES G (HOUSING REVENUE,
               GO OF AUTHORITY INSURED)ss+/-                                                0.20       01/01/2032           295,000
      140,000  MINNESOTA STATE UNIVERSITY OF ST. THOMAS SERIES 5C (COLLEGE &
               UNIVERSITY REVENUE, ALLIED IRISH BANK PLC LOC)ss+/-                          0.50       04/01/2025           140,000
      925,000  PLYMOUTH MN THE LAKES APARTMENTS PROJECT (HOUSING REVENUE, FHLMC
               INSURED)ss+/-                                                                0.29       08/01/2034           925,000
    2,900,000  RAMSEY COUNTY MN HOUSING & REDEVELOPMENT MFHR GATEWAY APARTMENTS LP
               SERIES A (HOUSING REVENUE, LASALLE NATIONAL BANK NA LOC)ss+/-                0.30       10/01/2038         2,900,000
    2,325,000  ST. ANTHONY MN LANDINGS SILVER LAKE SERIES A (MFHR, LASALLE NATIONAL
               BANK NA LOC)ss+/-                                                            0.30       10/01/2037         2,325,000
    2,840,000  ST. PAUL MN HOUSING & RDA HAMPDEN SQUARE APARTMENTS SERIES A
               (HOUSING REVENUE, FNMA INSURED)ss+/-                                         0.29       06/01/2032         2,840,000
    2,595,000  ST. PAUL MN HOUSING & RDA LEASED HOUSING ASSOCIATION SERIES A
               (HOUSING REVENUE, LASALLE NATIONAL BANK NA LOC)ss+/-                         0.35       09/01/2035         2,595,000
    1,000,000  ST. PAUL MN PORT AUTHORITY (IDR, DEUTSCHE BANK AG LOC)ss+/-                  0.28       12/01/2028         1,000,000
    1,100,000  ST. PAUL MN PORT AUTHORITY (IDR, DEUTSCHE BANK AG LOC)ss+/-                  0.28       03/01/2029         1,100,000
                                                                                                                         34,750,711
                                                                                                                    ---------------
NEW HAMPSHIRE: 1.67%
    3,000,000  MERRIMACK COUNTY NH (PROPERTY TAX REVENUE)                                   1.00       12/30/2010         3,009,982
    3,390,000  NEW HAMPSHIRE HEFA (HCFR, ALLIED IRISH BANK PLC LOC)ss+/-                    0.62       07/01/2035         3,390,000
                                                                                                                          6,399,982
NEW JERSEY: 3.20%
    3,000,000  MILLBURN TOWNSHIP NJ (PROPERTY TAX REVENUE)                                  1.50       02/10/2011         3,030,287
    4,290,000  NEW JERSEY HEALTH CARE FACILITIES FINANCING AUTHORITY SERIES A1
               (HFFA, COMMERCE BANK NA LOC)ss+/-                                            0.16       07/01/2014         4,290,000
    4,945,000  NEW JERSEY STATE TRANSPORTATION SERIES 146 (FUEL SALES TAX REVENUE,
               FIRST SECURITY BANK LOC)ss+/-                                                0.23       12/15/2011         4,945,000
                                                                                                                         12,265,287
                                                                                                                    ---------------
NEW MEXICO: 1.25%
    4,800,000  NEW MEXICO EDUCATIONAL ASSISTANCE FOUNDATION (COLLEGE & UNIVERSITY
               REVENUE, ROYAL BANK OF CANADA LOC)ss+/-                                      0.23       04/01/2034         4,800,000
                                                                                                                    ---------------
NEW YORK: 1.25%
    2,470,000  CITY OF NEW YORK NY (PROPERTY TAX REVENUE, TORONTO DOMINION BANK
               LOC)ss+/-                                                                    0.16       09/01/2027         2,470,000
    1,000,000  NEW YORK NY CITY HOUSING DEVELOPMENT CORPORATION PIERREPONT
               DEVELOPMENT SERIES A (MFHR)ss+/-                                             0.19       05/01/2041         1,000,000
    1,300,000  NEW YORK NY CITY HOUSING DEVELOPMENT CORPORATION PIERREPONT
               DEVELOPMENT SERIES A (MFHR, ALLIED IRISH BANK PLC LOC)ss+/-                  0.22       01/01/2031         1,300,000
                                                                                                                          4,770,000
                                                                                                                    ---------------

                   Wells Fargo Advantage Money Market Funds 59


Portfolio of Investments--February 28, 2010

MUNICIPAL MONEY MARKET FUND

  PRINCIPAL    SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
-------------  ---------------------------------------------------------------------  -------------  -------------  ---------------
NORTH CAROLINA: 5.77%
$   2,825,000  LEE COUNTY NC INDUSTRIAL FACILITIES & PCFA CHALLENGE PRINTING COMPANY
               PROJECT (OTHER REVENUE, WACHOVIA BANK LOC)ss+/-(o)(o)                        0.40%      07/01/2027   $     2,825,000
    2,605,000  NORTH CAROLINA CAPITAL FACILITIES FINANCE AGENCY VARIOUS-ELON COLLEGE
               SERIES A (COLLEGE & UNIVERSITY REVENUE, BANK OF AMERICA NA LOC)ss+/-         0.50       01/01/2014         2,605,000
    9,345,000  NORTH CAROLINA MEDICAL CARE COMMISSION (HFFA)ss+/-                           0.16       10/01/2028         9,345,000
    7,315,000  STANLEY COUNTY NC INDUSTRIAL FACILITIES & PCFA CHICAGO TUBE COMPANY
               (IDR, JPMORGAN CHASE BANK LOC)ss+/-                                          0.31       04/01/2018         7,315,000
                                                                                                                         22,090,000
                                                                                                                    ---------------
NORTH DAKOTA: 2.33%
    3,000,000  NORTH DAKOTA STATE HFA HOME MORTGAGE PROGRAM SERIES A (HOUSING
               REVENUE, LLOYDS TSB BANK PLC LOC)ss+/-                                       0.22       07/01/2037         3,000,000
    3,500,000  NORTH DAKOTA STATE HFA HOME MORTGAGE PROGRAM SERIES B (HOUSING
               REVENUE)ss+/-                                                                0.24       01/01/2035         3,500,000
    1,505,000  NORTH DAKOTA STATE HOUSING FINANCE AGENCY HOME MORTGAGE FINANCING
               (HOUSING REVENUE, FHLB INSURED)ss+/-                                         0.21       01/01/2030         1,505,000
      900,000  NORTH DAKOTA STATE HOUSING FINANCE AGENCY HOUSING FINANCE PROGRAM
               SERIES B (HOUSING REVENUE, FHLB INSURED)ss+/-                                0.22       07/01/2033           900,000
                                                                                                                          8,905,000
                                                                                                                    ---------------
OHIO: 0.61%
    1,155,000  FRANKLIN COUNTY OH LIFELINE SHELTER SYSTEMS PROJECT (IDR, BANK ONE
               CHICAGO NA LOC)ss+/-                                                         0.71       10/01/2021         1,155,000
    1,200,000  MONTGOMERY COUNTY OH CAMBRIDGE COMMONS APARTMENTS A (HOUSING REVENUE,
               FHLMC INSURED)ss+/-                                                          0.23       04/01/2038         1,200,000
                                                                                                                          2,355,000
                                                                                                                    ---------------
OTHER: 8.62%
    1,595,000  RBC MUNICIPAL PRODUCTS INCORPORATED TRUST SERIES E2 (OTHER REVENUE,
               ROYAL BANK OF CANADA LOC)ss+/-                                               0.32       01/01/2034         1,595,000
   31,400,000  SUNAMERICA TRUST CERTIFICATES VARIOUS STATES CLASS A SERIES 2 (OTHER
               REVENUE, FHLMC INSURED)ss+/-                                                 0.30       07/01/2041        31,400,000
                                                                                                                         32,995,000
                                                                                                                    ---------------
PUERTO RICO: 1.31%
    5,000,000  PUERTO RICO SALES TAX FINANCING CORPORATION SERIES 11829 (SALES TAX
               REVENUE, AGM INSURED)ss+/-++                                                 0.22       02/01/2034         5,000,000
                                                                                                                    ---------------
SOUTH CAROLINA: 1.31%
    5,000,000  SOUTH CAROLINA JOBS-ECONOMIC DEVELOPMENT AUTHORITY (IDR, BRANCH
               BANKING &  TRUST LOC)ss+/-                                                   0.26       12/01/2038         5,000,000
                                                                                                                    ---------------
TENNESSEE: 2.52%
    8,000,000  HUNTINGDON TN INDUSTRIAL DEVELOPMENT BOARD BEHLEN MANUFACTURING
               COMPANY PROJECT (IDR, LASALLE BANK NA LOC)ss+/-                              0.34       05/01/2020         8,000,000
    1,645,000  PULASKI & GILES COUNTY TN LOMAR DEVELOPMENT COMPANY PROJECT (IDR, US
               BANK NA LOC)ss+/-                                                            0.55       01/01/2017         1,645,000
                                                                                                                          9,645,000
                                                                                                                    ---------------
TEXAS: 3.45%
       80,000  GREGG COUNTY TX HEALTH FACILITIES DEVELOPMENT CORPORATION (HCFR,
               JPMORGAN CHASE BANK LOC)ss+/-                                                0.13       10/01/2029            80,000
    2,000,000  PORT CORPUS CHRISTI TX INDUSTRIAL DEVELOPMENT CORPORATION (IDR,
               JPMORGAN CHASE BANK LOC)ss+/-                                                0.14       10/01/2036         2,000,000
   10,000,000  PORT ARTHUR TX NAVIGATION DISTRICT (RESOURCE RECOVERY REVENUE)ss+/-          0.17       11/01/2038        10,000,000
    1,145,000  TEXAS HOUSING OPTIONS INCORPORATED MILL CITY SERIES A (HOUSING
               REVENUE, BANK OF AMERICA NA LOC)ss+/-                                        0.30       05/01/2036         1,145,000
                                                                                                                         13,225,000
                                                                                                                    ---------------

                   60 Wells Fargo Advantage Money Market Funds


                                     Portfolio of Investments--February 28, 2010

MUNICIPAL MONEY MARKET FUND

  PRINCIPAL    SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
-------------  ---------------------------------------------------------------------  -------------  -------------  ---------------
VERMONT: 0.30%
$   1,155,000  VERMONT EDUCATIONAL & HEALTH BUILDINGS NORTH COUNTY HOSPITAL PROJECT
               A (HCFR, BANKNORTH NA LOC)ss+/-                                              0.13%      10/01/2034   $     1,155,000
                                                                                                                    ---------------
VIRGINIA: 1.19%
    2,250,000  NORFOLK VA ECONOMIC DEVELOPMENT AUTHORITY (HFFA)ss+/-                        0.36       11/01/2034         2,250,000
      775,000  VIRGINIA COMMONWEALTH UNIVERSITY HEALTH SYSTEM AUTHORITY SERIES B
               (HCFR, BRANCH BANKING & TRUST LOC)ss+/-                                      0.17       07/01/2037           775,000
    1,550,000  VIRGINIA SMALL BUSINESS FINANCING AUTHORITY (IDR, BRANCH BANKING &
               TRUST LOC)ss+/-                                                              0.29       07/01/2024         1,550,000
                                                                                                                          4,575,000
                                                                                                                    ---------------
WASHINGTON: 2.61%
    1,300,000  WASHINGTON STATE EDFA MERCER ISLAND PARTNERS LLC PROJECT
               (IDR, US BANK NA LOC)ss+/-                                                   0.50       06/01/2027         1,300,000
    5,000,000  WASHINGTON STATE EDFA WASTE MANAGEMENT INCORPORATED PROJECT
               (OTHER REVENUE, PNC BANK NA LOC)ss+/-                                        0.30       06/01/2020         5,000,000
    1,590,000  WASHINGTON STATE HOUSING FINANCE COMMISSION WHISPERWOOD APARTMENTS
               PROJECT SERIES A (MFHR, FNMA INSURED)ss+/-                                   0.25       05/15/2035         1,590,000
    2,100,000  YAKIMA COUNTY WA PUBLIC CORPORATION REVENUE VALLEY PROCESSING PROJECT
               (IDR, BANK OF AMERICA NA LOC)ss+/-                                           0.50       02/01/2015         2,100,000
                                                                                                                          9,990,000
                                                                                                                    ---------------
WEST VIRGINIA: 1.84%
    7,055,000  PLEASANTS COUNTY WV SIMONTON BUILDING PRODUCTS PROJECT (IDR, PNC BANK
               NA LOC)ss+/-                                                                 0.26       12/01/2019         7,055,000
                                                                                                                    ---------------
WISCONSIN: 0.61%
    2,330,000  TWO RIVERS WI RIVERSIDE FOODS INCORPORATED PROJECT (IDR, FHLB
               INSURED)ss+/-                                                                0.32       12/01/2022         2,330,000
                                                                                                                    ---------------
WYOMING: 0.39%
    1,500,000  CHEYENNE WY GROBET FILE COMPANY OF AMERICA INCORPORATED PROJECT
               (IDR, NATIONAL CITY BANK LOC)ss+/-                                           0.31       08/01/2017         1,500,000
                                                                                                                    ---------------
TOTAL MUNICIPAL BONDS & NOTES (COST $371,999,221)                                                                       371,999,221
                                                                                                                    ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $384,474,221)*                                                          100.40%                                   384,474,221
OTHER ASSETS AND LIABILITIES, NET                                              (0.40)                                    (1,544,705)
                                                                              ------                                ---------------
TOTAL NET ASSETS                                                              100.00%                               $   382,929,516
                                                                              ------                                ---------------

----------
##       Zero coupon security. Rate represents yield to maturity.

ss These securities are subject to a demand feature which reduces the effective maturity.

+/-      Variable rate investments.

(o)(o)   Credit enhancement is provided by a non-controlled affiliate.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

* Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

                   Wells Fargo Advantage Money Market Funds 61


Portfolio of Investments--February 28, 2010

NATIONAL TAX-FREE MONEY MARKET FUND

  PRINCIPAL    SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
-------------  ---------------------------------------------------------------------  -------------  -------------  ---------------
COMMERCIAL PAPER: 4.32%
$  14,750,000  HILLSBOROUGH COUNTY FL                                                       0.45%      05/06/2010   $    14,750,000
   18,870,000  ILLINOIS EDUCATIONAL FACILITIES AUTHORITY                                    0.40       03/11/2010        18,870,000
   37,000,000  ILLINOIS FINANCE AUTHORITY                                                   0.20       06/08/2010        37,000,000
   10,750,000  MASSACHUSETTS DEVELOPMENT FINANCE AUTHORITY                                  0.75       03/01/2010        10,750,000
   10,000,000  ROCHESTER MN HEALTH CARE                                                     0.25       03/03/2010        10,000,000
   15,900,000  ROCHESTER MN HEALTH CARE                                                     0.25       04/01/2010        15,900,000
   32,400,000  ROCHESTER MN HEALTH CARE                                                     0.20       04/05/2010        32,400,000
   11,300,000  ROCHESTER MN HEALTH CARE                                                     0.25       04/06/2010        11,300,000
   10,600,000  ROCHESTER MN HEALTH CARE                                                     0.28       06/03/2010        10,600,000
   23,500,000  ROCHESTER MN HEALTH CARE                                                     0.28       06/09/2010        23,500,000
   11,165,000  UNIVERSITY OF VIRGINIA                                                       0.22       04/07/2010        11,165,000
TOTAL COMMERCIAL PAPER (COST $196,235,000)                                                                              196,235,000
                                                                                                                    ---------------
MUNICIPAL BONDS & NOTES: 95.79%
ALABAMA: 1.15%
   12,000,000  MOBILE AL INDUSTRIAL DEVELOPMENT BOARD ALABAMA POWER COMPANY PROJECT
               SERIES C (IDR)ss+/-                                                          0.18       08/01/2017        12,000,000
    6,300,000  MOBILE AL INFIRMARY HEALTH SYSTEM SPECIAL CARE FACILITIES SERIES A
               (HFFA, BANK OF NOVA SCOTIA LOC)ss+/-                                         0.16       02/01/2040         6,300,000
   34,000,000  SOUTHEAST ALABAMA GAS DISTRICT ALABAMA REVENUE SUPPLY PROJECT SERIES
               A (IDR) ss+/-                                                                0.15       08/01/2027        34,000,000
                                                                                                                         52,300,000
                                                                                                                    ---------------
ALASKA: 0.57%
    8,550,000  DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-507 (OTHER REVENUE, FGIC
               INSURED)ss+/-                                                                0.23       12/01/2034         8,550,000
   15,850,000  DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-532 (OTHER REVENUE,
               NATL-RE INSURED)ss+/-                                                        0.23       12/01/2041        15,850,000
    1,300,000  VALDEZ AK MARINE TERMINAL REVENUE BP PIPELINES INCORPORATED PROJECT
               SERIES B (IDR)ss+/-                                                          0.11       07/01/2037         1,300,000
                                                                                                                         25,700,000
                                                                                                                    ---------------
ARIZONA: 0.29%
   10,125,000  MARICOPA COUNTY AZ IDA SERIES A (HOUSING REVENUE, FNMA INSURED)ss+/-         0.26       04/15/2030        10,125,000
    2,900,000  YAVAPAI COUNTY AZ IDA NORTHERN ARIZONA HEALTHCARE SERIES B (HCFR,
               BANCO BILBAO VIZCAYA LOC)ss+/-                                               0.17       12/01/2039         2,900,000
                                                                                                                         13,025,000
                                                                                                                    ---------------
CALIFORNIA: 13.72%
      700,000  ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATION CALIFORNIA OSHMAN
               FAMILY JEWISH COMMUNITY (ECONOMIC DEVELOPMENT REVENUE, LASALLE
               NATIONAL BANK NA LOC)ss+/-                                                   0.15       06/01/2037           700,000
    1,680,000  ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATION CALIFORNIA ST.
               ANTHONY FOUNDATION (OTHER REVENUE, BANK OF AMERICA NA LOC)ss+/-              0.19       03/01/2037         1,680,000
   23,050,000  BAKERSFIELD CA SERIES B (WATER & WASTEWATER AUTHORITY REVENUE, FIRST
               SECURITY BANK LOC)ss+/-                                                      0.24       09/01/2035        23,050,000
   11,200,000  CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY UNIVERSITY JUDAISM SERIES
               A (COLLEGE & UNIVERSITY REVENUE, ALLIED IRISH BANK PLC LOC)ss+/-             0.52       12/01/2028        11,200,000
   16,190,000  CALIFORNIA HFFA (HCFR, BANK OF AMERICA NA LOC)ss+/-                          0.20       07/01/2035        16,190,000
    3,145,000  CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK ROCS RR II
               R-11527 (TOLL ROAD REVENUE, AMBAC INSURED)ss+/-                              0.18       07/01/2030         3,145,000
    2,700,000  CALIFORNIA SERIES I (HFA REVENUE, BANK OF AMERICA NA LOC)ss+/-               0.15       07/01/2035         2,700,000
    7,200,000  CALIFORNIA STANFORD HOSPITAL SERIES B (HFFA, FIRST SECURITY BANK
               LOC)ss+/-                                                                    0.22       11/15/2036         7,200,000
   31,600,000  CALIFORNIA STANFORD HOSPITAL SERIES B (RECREATIONAL REVENUE, JPMORGAN
               CHASE BANK LOC)ss+/-                                                         0.11       06/01/2034        31,600,000
    4,995,000  CALIFORNIA STATE (PROPERTY TAX REVENUE, AMBAC INSURED)ss+/-                  0.18       04/01/2012         4,995,000
    9,450,000  CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES B6 (WATER &
               WASTEWATER AUTHORITY REVENUE, STATE STREET BANK & TRUST COMPANY NA
               LOC)ss+/-                                                                    0.15       05/01/2022         9,450,000

                   62 Wells Fargo Advantage Money Market Funds


                                     Portfolio of Investments--February 28, 2010

NATIONAL TAX-FREE MONEY MARKET FUND

  PRINCIPAL    SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
-------------  ---------------------------------------------------------------------  -------------  -------------  ---------------
CALIFORNIA (continued)
$  29,555,000  CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES C 7 (ELECTRIC, POWER
               & LIGHT REVENUE, AGM INSURED)ss+/-                                          0.25%       05/01/2022   $    29,555,000
   24,350,000  CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES C1 (POWER REVENUE,
               DEXIA CREDIT LOCAL DE FRANCE LOC)ss+/-                                      0.19        05/01/2022        24,350,000
    4,535,000  CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES C13 (UTILITIES
               REVENUE, FIRST SECURITY BANK LOC)ss+/-                                      0.21        05/01/2022         4,535,000
      600,000  CALIFORNIA STATE ECONOMIC RECOVERY REVENUE SERIES C-5 (OTHER REVENUE,
               BANK OF AMERICA NA LOC)ss+/-                                                0.14        07/01/2023           600,000
    2,070,000  CALIFORNIA STATE SERIES B (OTHER REVENUE, JPMORGAN CHASE BANK
               LOC)ss+/-                                                                   0.15        05/01/2040         2,070,000
   17,220,000  CALIFORNIA STATE SERIES B SUBSERIES B 3 (OTHER REVENUE, JPMORGAN
               CHASE BANK LOC)ss+/-                                                        0.17        05/01/2040        17,220,000
   53,790,000  CALIFORNIA STATEWIDE CDA AZUSA PACIFIC UNIVERSITY PROJECT (COLLEGE &
               UNIVERSITY REVENUE, ALLIED IRISH BANK PLC LOC)ss+/-                         0.49        04/01/2039        53,790,000
    3,900,000  CALIFORNIA STATEWIDE CDA JOHN MUIR HEALTH SERIES B (HOSPITAL REVENUE,
               UBS AG LOC)ss+/-                                                            0.16        08/15/2036         3,900,000
    3,700,000  CALIFORNIA STATEWIDE CDA UNIVERSITY RETIREMENT COMMUNITY PROJECT
               (HOSPITAL REVENUE, BANK OF AMERICA NA LOC)ss+/-                             0.11        11/15/2038         3,700,000
    7,970,000  CITY OF LOS ANGELES CA (PRIVATE SCHOOL REVENUE, ALLIED IRISH BANK PLC
               LOC)ss+/-                                                                   0.62        02/01/2034         7,970,000
   11,600,000  CITY OF NEWPORT BEACH CA (HOSPITAL REVENUE, BANK OF AMERICA NA
               LOC)ss+/-                                                                   0.15        12/01/2040        11,600,000
   16,840,000  DEUTSCHE BANK SPEARS LIFERS TRUST DB-362 (OTHER REVENUE, AMBAC
               INSURED)ss+/-                                                               0.19        06/01/2022        16,840,000
   18,540,000  DEUTSCHE BANK SPEARS LIFERS TRUST DB-363 (OTHER REVENUE, FSA
               INSURED)ss+/-                                                               0.19        09/01/2030        18,540,000
    9,530,000  EAST BAY CA MUD SUBSERIES A2 (WATER REVENUE, DEXIA CREDIT LOCAL DE
               FRANCE  LOC)ss+/-                                                           0.20        06/01/2038         9,530,000
   10,225,000  EAST BAY CA MUD SUBSERIES A3 (OTHER REVENUE, DEXIA CREDIT LOCAL DE
               FRANCE LOC)ss+/-                                                            0.20        06/01/2038        10,225,000
   20,595,000  EL DORADO CA IRRIGATION DISTRICT & EL DORADO WATER AGENCY SERIES A
               (LEASE REVENUE, DEXIA CREDIT LOCAL DE FRANCE LOC)ss+/-                      0.21        03/01/2036        20,595,000
   15,900,000  GOLDEN STATE TOBACCO SECURITIZATION CORPORATION CALIFORNIA TOBACCO
               SETTLEMENT ROCS RR II R-11442 (OTHER REVENUE, CITIBANK NA LOC)ss+/-         0.24        06/01/2035        15,900,000
    6,085,000  HESPERIA CA USD COP INTERIM SCHOOL FACILITY FUNDING PROGRAM (LEASE
               REVENUE, FIRST SECURITY BANK LOC)ss+/-                                      0.45        02/01/2038         6,085,000
    4,710,000  KINGS COUNTY CA HOUSING AUTHORITY EDGEWATER LLSE APARTMENTS SERIES A
               (MFHR, FNMA INSURED)ss+/-                                                   0.16        02/15/2031         4,710,000
    7,850,000  LOS ANGELES CA POWER SYSTEM SUBSERIES A5 (ELECTRIC REVENUE,
               LLOYDS TSB BANK PLC LOC)ss+/-                                               0.16        07/01/2035         7,850,000
   15,825,000  LOS ANGELES CA ROCS RR II R-11281 (OTHER REVENUE, AMBAC INSURED)ss+/-       0.21        07/01/2015        15,825,000
    6,500,000  LOS ANGELES CA WASTE WATER SUBSERIES D (SEWER REVENUE, BANK OF NOVA
               SCOTIA LOC)ss+/-                                                            0.16        06/01/2028         6,500,000
    3,055,000  LOS ANGELES CA USD COP ADMINISTRATION BUILDING PROJECT SERIES A
               (OTHER REVENUE, BANK OF AMERICA NA LOC)ss+/-                                0.18        10/01/2024         3,055,000
    9,255,000  MANTECA CA RDA AMENDED MERGER PROJECT (TAX ALLOCATION REVENUE, STATE
               STREET BANK & TRUST COMPANY NA LOC)ss+/-                                    0.13        10/01/2042         9,255,000
   28,620,000  MENLO PARK CA CDA LAS PULGAS COMMUNITY DEVELOPMENT (TAX ALLOCATION
               REVENUE, AMBAC INSURED)ss+/-                                                0.13        01/01/2031        28,620,000
    2,000,000  METROPOLITAN WATER DISTRICT SOUTHERN CA WATERWORKS SERIES B3 (WATER
               REVENUE)ss+/-                                                               0.10        07/01/2035         2,000,000
    3,965,000  MONTEREY PENINSULA CA WATER MANAGEMENT DISTRICT (LEASE REVENUE, BANK
               OF AMERICA NA LOC)ss+/-                                                     0.22        07/01/2022         3,965,000
   11,670,000  NORTHERN CA POWER AGENCY HYDROELECTRIC PROJECT 1 SERIES A (ELECTRIC
               REVENUE, DEXIA CREDIT LOCAL DE FRANCE LOC)ss+/-                             0.21        07/01/2032        11,670,000
   18,100,000  RIVERSIDE CA COP (LEASE REVENUE, BANK OF AMERICA NA LOC)ss+/-               0.18        03/01/2037        18,100,000
    5,515,000  ROSEVILLE CA COP SERIES A (ELECTRIC REVENUE, BANK OF NEW YORK
               LOC)ss+/-                                                                   0.19        02/01/2035         5,515,000
   24,953,000  ROSEVILLE CA ELECTRIC SYSTEM COP SERIES B (OTHER REVENUE, DEXIA
               CREDIT LOCAL DE FRANCE LOC)ss+/-                                            0.19        02/01/2035        24,953,000
    4,120,000  SAN DIEGO COUNTY CA REGIONAL TRANSPORTATION COMMUNITY LIMITED TAX
               SERIES C (SALES TAX REVENUE, DEXIA CREDIT LOCAL DE FRANCE LOC)ss+/-         0.39        04/01/2038         4,120,000
   28,630,000  SAN DIEGO COUNTY CA REGIONAL TRANSPORTATION COMMUNITY LIMITED TAX
               SERIES D (SALES TAX REVENUE, DEXIA CREDIT LOCAL DE FRANCE LOC)ss+/-         0.35        04/01/2038        28,630,000
    7,500,000  SAN FRANCISCO CA CITY & COUNTY FINANCE CORPORATION MOSCONE CENTER
               (LEASE REVENUE, STATE STREET BANK & TRUST COMPANY NA LOC)ss+/-              0.17        04/01/2030         7,500,000

                   Wells Fargo Advantage Money Market Funds 63

Portfolio of Investments--February 28, 2010

NATIONAL TAX-FREE MONEY MARKET FUND

  PRINCIPAL    SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
-------------  ---------------------------------------------------------------------  -------------  -------------  ---------------
CALIFORNIA (continued)
$  54,500,000  SOUTHERN CA PUBLIC POWER AUTHORITY TRANSMISSION PROJECT REVENUE
               (UTILITIES REVENUE, LLOYDS TSB BANK PLC LOC)ss+/-                           0.20%       07/01/2019   $    54,500,000
    1,880,000  SWEETWATER CA UNION HIGH SCHOOL DISTRICT ROCS RR II R-11484
               (PROPERTY TAX REVENUE, FIRST SECURITY BANK LOC)ss+/-                        0.23        02/01/2013         1,880,000
    3,600,000  UNIVERSITY OF CALIFORNIA (COLLEGE & UNIVERSITY REVENUE, FIRST
               SECURITY BANK LOC)ss+/-                                                     0.21        05/15/2032         3,600,000
   12,300,000  WHITTIER CA HEALTH FACILITIES PRESBYTERIAN INTERCOMMUNITY SERIES B
               (HCFR, US BANK NA LOC)ss+/-                                                 0.16        06/01/2036        12,300,000
                                                                                                                        623,463,000
                                                                                                                    ---------------
COLORADO: 2.35%
    2,765,000  AURORA CO CENTRETECH METROPOLITAN DISTRICT (OTHER REVENUE, US BANK
               NA LOC)ss+/-                                                                0.20        12/01/2017         2,765,000
    1,895,000  AURORA CO CENTRETECH METROPOLITAN DISTRICT (OTHER REVENUE, US BANK NA
               LOC)ss+/-                                                                   0.20        12/01/2028         1,895,000
   13,785,000  BROOMFIELD CO URBAN RENEWAL AUTHORITY EVENT CENTER PROJECT (TAX
               INCREMENTAL REVENUE, BANQUE NATIONALE PARIS LOC)ss+/-                       0.20        12/01/2030        13,785,000
    1,270,000  COLORADO ECFA NATIONAL JEWISH FEDERATION SERIES A4 (RECREATIONAL
               FACILITIES REVENUE, BANK OF AMERICA NA LOC)ss+/-                            0.17        02/01/2034         1,270,000
    3,840,000  COLORADO EDUCATIONAL & CULTURAL FACILITIES AUTHORITY LUTHERAN CHURCH
               EXTENSION (PRIVATE SCHOOL REVENUE, BANK OF AMERICA NA LOC)ss+/-             0.17        05/15/2038         3,840,000
    5,900,000  COLORADO HEALTH FACILITIES AUTHORITY CROSSROADS MARANATHA PROJECTS
               (OTHER REVENUE, US BANK NA LOC)ss+/-                                        0.20        12/01/2043         5,900,000
    8,625,000  COMMERCE CITY CO NORTHERN INFRASTRUCTURE GENERAL IMPROVEMENT DISTRICT
               (OTHER REVENUE, US BANK NA LOC)ss+/-                                        0.20        12/01/2038         8,625,000
    5,000,000  COMMERCE CITY CO NORTHERN INFRASTRUCTURE GENERAL IMPROVEMENT DISTRICT
               (PROPERTY TAX REVENUE, US BANK NA LOC)ss+/-                                 0.20        12/01/2028         5,000,000
    7,560,000  CORNERSTONE CO METROPOLITAN DISTRICT #1 (OTHER REVENUE, BANK OF
               AMERICA NA LOC)ss+/-                                                        0.23        12/01/2036         7,560,000
    6,600,000  DENVER CO CITY & COUNTY COTTONWOOD CREEK SERIES A (MHFR, FHLMC
               INSURED)ss+/-                                                               0.21        04/15/2014         6,600,000
   13,890,000  FITZSIMONS CO RDA COLORADO UNIVERSITY PHYSICIANS INCORPORATED
               (COLLEGE & UNIVERSITY REVENUE, ALLIED IRISH BANK PLC LOC)ss+/-              0.37        01/01/2025        13,890,000
   11,250,000  MOFFAT COUNTY CO TRI STATE GENERAL ASSOCIATION PROJECT (IDR, BANK OF
               AMERICA NA LOC)ss+/-                                                        0.19        03/01/2036        11,250,000
    6,520,000  MOUNTAIN VILLAGE CO HOUSING AUTHORITY VILLAGE COURT APARTMENTS
               PROJECT (MFHR, US BANK NA LOC)ss+/-                                         0.20        11/01/2033         6,520,000
   10,600,000  SOUTH GLENN CO METROPOLITAN DISTRICT (OTHER REVENUE, BANQUE NATIONALE
               PARIS LOC)ss+/-                                                             0.20        12/01/2030        10,600,000
    7,075,000  SOUTHEAST CO PUBLIC IMPROVEMENT METROPOLITAN DISTRICT (PROPERTY TAX
               REVENUE, US BANK NA LOC)ss+/-                                               0.20        11/15/2034         7,075,000
                                                                                                                        106,575,000
                                                                                                                    ---------------
CONNECTICUT: 0.52%
   15,350,000  CONNECTICUT STATE HEFA REVENUE SERIES T-2 (COLLEGE AND UNIVERSITY
               REVENUE)ss+/-                                                               0.17        07/01/2029        15,350,000
    4,555,000  CONNECTICUT STATE SERIES A1 (PROPERTY TAX REVENUE)ss+/-                     0.18        03/01/2023         4,555,000
    3,890,000  CONNECTICUT REGIONAL SCHOOL DISTRICT # 4 (PROPERTY TAX REVENUE,
               STATE AID WITHHOLDING)                                                      1.25        12/01/2010         3,910,473
                                                                                                                         23,815,473
                                                                                                                    ---------------
DISTRICT OF COLUMBIA: 0.53%
   13,700,000  DISTRICT OF COLUMBIA BALLPARK SERIES B2 (RECREATIONAL FACILITIES
               REVENUE, BANK OF AMERICA NA LOC)ss+/-                                       0.20        02/01/2036        13,700,000
   10,225,000  DISTRICT OF COLUMBIA CARNEGIE ENDOWMENT FOR INTERNATIONAL PEACE
               (OTHER REVENUE, ALLIED IRISH BANK PLC LOC)ss+/-                             0.25        11/01/2045        10,225,000
                                                                                                                         23,925,000
                                                                                                                    ---------------
FLORIDA: 6.05%
   21,810,000  ALACHUA COUNTY FL OAK HAMMOCK UNIVERSITY OF FLORIDA PROJECT SERIES A
               (HCFR, BNP PARIBAS LOC)ss+/-                                                0.21        10/01/2032        21,810,000
    5,710,000  BREVARD COUNTY FL WUESTHOFF MEMORIAL HOSPITAL PROJECT (HFFA, WACHOVIA
               BANK LOC)ss+/-(O)(O)                                                        0.18        08/01/2031         5,710,000

                  64 Wells Fargo Advantage Money Market Funds


                                     Portfolio of Investments--February 28, 2010

NATIONAL TAX-FREE MONEY MARKET FUND

  PRINCIPAL    SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
-------------  ---------------------------------------------------------------------  -------------  -------------  ---------------
FLORIDA (continued)
$   7,725,000  BROWARD COUNTY EDUCATIONAL FACILITIES AUTHORITY (COLLEGE & UNIVERSITY
               REVENUE, BANK OF AMERICA NA LOC)ss+/-                                       0.19%       04/01/2020   $     7,725,000
   11,055,000  CAPITAL TRANSFER AGENCY FLORIDA PORTOFINO VILLAS SERIES A (OTHER
               REVENUE, FNMA INSURED)ss+/-                                                 0.26        04/15/2036        11,055,000
    6,365,000  DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-547 (OTHER REVENUE,
               NATL-RE INSURED)ss+/-                                                       0.23        10/01/2026         6,365,000
    4,530,000  DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DBE-538 (OTHER REVENUE,
               AMBAC INSURED)ss+/-                                                         0.23        04/01/2027         4,530,000
    4,000,000  DUVAL COUNTY FL HFA SUNBEAM ROAD APARTMENTS PROJECT (HOUSING REVENUE,
               US BANK NA LOC)ss+/-                                                        0.20        07/01/2025         4,000,000
   10,000,000  ECLIPSE FUNDING TRUST 2006-0002-SOLAR ECLIPSE (SALES TAX REVENUE, US
               BANK NA LOC)ss+/-                                                           0.20        03/01/2014        10,000,000
   12,490,000  FLORIDA GULF COAST UNIVERSITY FINANCING CORPORATION HOUSING PROJECT
               SERIES A (COLLEGE & UNIVERSITY REVENUE, WACHOVIA BANK LOC)ss+/-(o)(o)       0.16        02/01/2038        12,490,000
    5,100,000  FLORIDA HFA (MFHR, FHLMC INSURED)ss+/-                                      0.19        12/01/2013         5,100,000
   11,375,000  FLORIDA USF FINANCING CORPORATION COP MASTER LEASE PROGRAM SERIES B1
               (LEASE REVENUE, AMBAC INSURED)ss+/-                                         0.18        07/01/2035        11,375,000
      310,000  FORT LAUDERDALE FL ANN STORCK CENTER INCORPORATED PROJECT (HCFR,
               WACHOVIA BANK LOC)ss+/-(o)(o)                                               0.33        12/01/2014           310,000
   19,500,000  HALIFAX FL HOSPITAL MEDICAL CENTER (HCFR, WACHOVIA BANK
               LOC)ss+/-(o)(o)                                                             0.18        06/01/2048        19,500,000
    5,565,000  HIGHLANDS COUNTY FL HEALTH FACILITIES AUTHORITY (HFFA, PNC BANK NA
               LOC)ss+/-                                                                   0.17        11/15/2012         5,565,000
   10,135,000  MIAMI DADE COUNTY FL EXPRESSWAY AUTHORITY SERIES 1339 (TOLL ROAD
               REVENUE, AGC-ICC FGIC INSURED)ss+/-                                         0.40        07/01/2012        10,135,000
   10,000,000  MIAMI DADE COUNTY FL SPECIAL OBLIGATION JUVENILE COURTHOUSE SERIES B
               (OTHER REVENUE, AMBAC INSURED)ss+/-                                         0.17        04/01/2043        10,000,000
   16,300,000  NORTH BROWARD FL HOSPITAL DISTRICT (HCFR, NATL-RE INSURED, WELLS
               FARGO BANK NA LOC)ss+/-(o)(o)                                               0.15        01/15/2027        16,300,000
   13,800,000  NORTH BROWARD FL HOSPITAL DISTRICT SERIES A (HCFR, NATL-RE INSURED,
               WELLS FARGO BANK NA LOC)ss+/-(o)(o)                                         0.15        01/15/2027        13,800,000
    1,415,000  ORANGE COUNTY FL CENTRAL FLORIDA YMCA PROJECT SERIES A (IDR, BANK OF
               AMERICA NA LOC)ss+/-                                                        0.22        05/01/2027         1,415,000
    3,625,000  ORANGE COUNTY FL EDUCATIONAL FACILITIES AUTHORITY ROLLINS COLLEGE
               PROJECT (COLLEGE & UNIVERSITY REVENUE, BANK OF AMERICA NA LOC)ss+/-         0.20        12/01/2034         3,625,000
    7,480,000  ORANGE COUNTY FL HEALTH FACILITIES AUTHORITY PRESBYTERIAN RETIREMENT
               SERIES A (HCFR, BRANCH BANKING & TRUST LOC)ss+/-                            0.18        11/01/2028         7,480,000
    6,700,000  ORANGE COUNTY FL HEALTH FACILITIES AUTHORITY PRESBYTERIAN RETIREMENT
               SERIES B (HOUSING REVENUE, BRANCH BANKING & TRUST LOC)ss+/-                 0.18        11/01/2035         6,700,000
    2,785,000  ORANGE COUNTY FL IDA JEWISH FEDERATION OF GREATER ORLANDO PROJECT
               (PRIVATE SCHOOL REVENUE, BANK OF AMERICA NA LOC)ss+/-                       0.20        01/01/2028         2,785,000
    9,450,000  ORANGE COUNTY FL IDA LAKE HIGHLAND SCHOOL INCORPORATED (OTHER
               REVENUE, BANK OF AMERICA NA LOC)ss+/-                                       0.20        08/01/2032         9,450,000
    2,000,000  ORANGE COUNTY FL SCHOOL BOARD COP SERIES E (LEASE REVENUE, WACHOVIA
               BANK LOC)ss+/-(o)(o)                                                        0.13        08/01/2022         2,000,000
    4,055,000  PALM BEACH COUNTY FL CHILDRENS HOME PROJECT (OTHER REVENUE, BANK OF
               AMERICA NA LOC)ss+/-                                                        0.20        05/01/2038         4,055,000
    2,885,000  PALM BEACH COUNTY FL JUPITER MEDICAL CENTER INCORPORATED SERIES B
               (HCFR, WACHOVIA BANK LOC)ss+/-(o)(o)                                        0.28        08/01/2020         2,885,000
    3,200,000  PALM BEACH COUNTY FL KINGS ACADEMY INCORPORATED PROJECT (PRIVATE
               SCHOOL REVENUE, WACHOVIA BANK LOC)ss+/-(o)(o)                               0.18        08/01/2031         3,200,000
      300,000  PALM BEACH COUNTY FL NORTON GALLERY INCORPORATED (COLLEGE &
               UNIVERSITY REVENUE, NORTHERN TRUST CORPORATION LOC)ss+/-                    0.26        05/01/2025           300,000
    7,520,000  PALM BEACH COUNTY FL SCHOOL BOARD SERIES 2089 (OTHER REVENUE, FIRST
               SECURITY BANK LOC)ss+/-                                                     0.25        08/01/2026         7,520,000
    7,845,000  PALM BEACH COUNTY FL SCHOOL BOARD SERIES 2925Z (LEASE REVENUE, FIRST
               SECURITY BANK LOC)ss+/-                                                     0.25        08/01/2011         7,845,000
    2,500,000  PALM BEACH COUNTY FL ZOOLOGICAL SOCIETY INCORPORATED PROJECT
               (RECREATIONAL FACILITIES REVENUE, NORTHERN TRUST CORPORATION
               LOC)ss+/-                                                                   0.20        05/01/2031         2,500,000
    5,000,000  ST. PETERSBURG FL HEALTH FACILITIES AUTHORITY PRESBYTERIAN RETIREMENT
               (OTHER REVENUE, BRANCH BANKING & TRUST LOC)ss+/-                            0.18        11/01/2039         5,000,000

                   Wells Fargo Advantage Money Market Funds 65


Portfolio of Investments--February 28, 2010

NATIONAL TAX-FREE MONEY MARKET FUND

  PRINCIPAL    SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
-------------  ---------------------------------------------------------------------  -------------  -------------  ---------------
FLORIDA (continued)
$   7,480,000  SARASOTA COUNTY FL CONTINUING CARE RETIREMENT COMMUNITY GLENRIDGE
               PALMER PROJECT (HFFA REVENUE, BANK OF SCOTLAND LOC)ss+/-                    0.21%       06/01/2036   $     7,480,000
    3,890,000  SARASOTA COUNTY FL PLANNED PARENTHOOD INCORPORATED PROJECT (OTHER
               REVENUE, WACHOVIA BANK LOC)ss+/-(o)(o)                                      0.30        10/01/2041         3,890,000
    1,255,000  SARASOTA COUNTY FL SARASOTA MILITARY ACADEMY (PRIVATE SCHOOL REVENUE,
               WACHOVIA BANK LOC)ss+/-(o)(o)                                               0.28        02/01/2034         1,255,000
   19,820,000  TAMPA BAY FL WATER UTILITY SYSTEM (WATER REVENUE, FGIC INSURED)ss+/-        0.45        10/01/2023        19,820,000
                                                                                                                        274,975,000
                                                                                                                    ---------------
GEORGIA: 3.02%
   12,650,000  ATLANTA GA AIRPORT PASSENGER FACILITY CHARGE (OTHER REVENUE, FIRST
               SECURITY BANK LOC)ss+/-                                                     0.23        01/01/2013        12,650,000
    5,790,000  ATLANTA GA WESTSIDE PROJECT SERIES B (TAX INCREMENTAL REVENUE,
               WACHOVIA BANK LOC)ss+/-(o)(o)                                               0.18        12/01/2023         5,790,000
    9,100,000  BARTOW COUNTY GA DEVELOPMENT AUTHORITY (IDR)ss+/-                           0.12        09/01/2029         9,100,000
    3,195,000  COBB COUNTY GA HOUSING AUTHORITY TAMARRON APARTMENTS PROJECT
               (HOUSING REVENUE, FHLMC INSURED)ss+/-                                       0.20        03/01/2024         3,195,000
    4,620,000  DEKALB NEWTON GWINETT COUNTIES GA JOINT REAL ESTATE STUDENT I
               (COLLEGE & UNIVERSITY REVENUE, WACHOVIA BANK LOC)ss+/-(o)(o)                0.18        06/01/2035         4,620,000
    8,375,000  DEKALB NEWTON GWINETT COUNTIES GA REAL ESTATE PACKAGE I LLC
               (COLLEGE & UNIVERSITY REVENUE, WACHOVIA BANK LOC)ss+/-(o)(o)                0.18        06/01/2032         8,375,000
    7,300,000  FLOYD COUNTY GA DEVELOPMENT AUTHORITY GEORGIA POWER COMPANY PLANT
               HAMMOND PROJECT (IDR)ss+/-                                                  0.12        09/01/2026         7,300,000
   14,670,000  FULTON COUNTY GA DEVELOPMENT AUTHORITY CATHOLIC SCHOOL PROPERTIES
               INCORPORATED (PRIVATE SCHOOL REVENUE, WACHOVIA BANK LOC)ss+/-(o)(o)         0.18        04/01/2024        14,670,000
   11,260,000  FULTON COUNTY GA NORTHSIDE SERIES B (HOSPITAL REVENUE, WACHOVIA BANK
               LOC)ss+/-(o)(o)                                                             0.13        10/01/2033        11,260,000
   12,190,000  FULTON COUNTY GA SERIES 1474 (WATER & SEWER REVENUE, AGC-ICC FGIC
               INSURED)ss+/-                                                               0.25        07/01/2012        12,190,000
    5,500,000  GEORGIA PRIVATE COLLEGES & UNIVERSITY AUTHORITY MERCER UNIVERSITY
               PROJECT SERIES A (OTHER REVENUE, BRANCH BANKING & TRUST LOC)ss+/-           0.19        10/01/2036         5,500,000
    5,000,000  GWINNETT COUNTY GA DEVELOPMENT AUTHORITY GOODWILL NORTH GA
               INCORPORATED PROJECT (OTHER REVENUE, BRANCH BANKING & TRUST LOC)ss+/-       0.20        10/01/2033         5,000,000
   10,000,000  GWINNETT COUNTY GA HOSPITAL AUTHORITY SERIES A (HFFA, FHLB LOC)ss+/-        0.19        07/01/2036        10,000,000
    6,000,000  MACON-BIBB COUNTY GA HOSPITAL AUTHORITY ANTIC MEDICAL CENTER SERIES B
               (HCFR, BRANCH BANKING & TRUST LOC)ss+/-                                     0.19        07/01/2028         6,000,000
   10,000,000  PUTNAM COUNTY GA DEVELOPMENT AUTHORITY POLLUTION CONTROL (IDR)ss+/-         0.12        03/01/2024        10,000,000
    2,100,000  PUTNAM COUNTY GA DEVELOPMENT AUTHORITY POLLUTION CONTROL (IDR)ss+/-         0.15        04/01/2032         2,100,000
    9,285,000  ROSELL GA HOUSING AUTHORITY (HOUSING REVENUE, FHLMC INSURED)ss+/-           0.20        01/01/2034         9,285,000
                                                                                                                        137,035,000
                                                                                                                    ---------------
HAWAII: 0.11%
    5,000,000  HAWAII STATE HOUSING FINANCE & DEVELOPMENT CORPORATION LOKAHI KAU
               (MFHR, FHLMC INSURED)ss+/-                                                  0.19        12/01/2041         5,000,000
                                                                                                                    ---------------
IDAHO: 0.23%
   10,400,000  COEUR D'ALENE ID (OTHER REVENUE, BANK OF AMERICA NA LOC)ss+/-               0.20        08/15/2022        10,400,000
                                                                                                                    ---------------
ILLINOIS: 8.26%
    2,950,000  AURORA IL ECONOMIC DEVELOPMENT (COLLEGE & UNIVERSITY REVENUE, HARRIS
               TRUST SAVINGS BANK LOC)ss+/-                                                0.20        03/01/2035         2,950,000
   17,000,000  CHICAGO IL BOARD OF EDUCATION (PROPERTY TAX REVENUE, JPMORGAN CHASE
               BANK LOC)ss+/-                                                              0.12        03/01/2036        17,000,000
   16,215,000  CHICAGO IL BOARD OF EDUCATION SERIES 3010 (PROPERTY TAX REVENUE,
               AMBAC INSURED)ss+/-                                                         0.45        12/01/2030        16,215,000
    2,000,000  CHICAGO IL NEIGHBORHOODS ALIVE (PROPERTY TAX REVENUE, BANK OF
               AMERICA NA LOC)ss+/-                                                        0.17        01/01/2037         2,000,000
      500,000  CITY OF CHICAGO IL (PROPERTY TAX REVENUE, JPMORGAN CHASE BANK
               LOC)ss+/-                                                                   0.12        01/01/2034           500,000
   18,580,000  COOK COUNTY IL (PROPERTY TAX REVENUE, FIRST SECURITY BANK LOC)ss+/-++       0.21        11/15/2011        18,580,000
    3,140,000  DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-502 (OTHER REVENUE, FIRST
               SECURITY BANK LOC)ss+/-                                                     0.23        01/01/2033         3,140,000

                   66 Wells Fargo Advantage Money Market Funds


                                     Portfolio of Investments--February 28, 2010

NATIONAL TAX-FREE MONEY MARKET FUND

  PRINCIPAL    SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
-------------  ---------------------------------------------------------------------  -------------  -------------  ---------------
ILLINOIS (continued)
$   1,605,000  DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-555 (OTHER REVENUE, FIRST
               SECURITY BANK LOC)ss+/-                                                     0.23%       12/01/2021   $     1,605,000
    4,560,000  DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DBE-534 (OTHER REVENUE,
               AMBAC INSURED)ss+/-                                                         0.23        01/01/2022         4,560,000
    2,585,000  ILLINOIS DEVELOPMENT FINANCE AUTHORITY (OTHER REVENUE, BANK OF
               AMERICA NA LOC)ss+/-                                                        0.20        01/01/2029         2,585,000
    4,370,000  ILLINOIS DEVELOPMENT FINANCE AUTHORITY AURORA CENT CATHOLIC HIGH
               SCHOOL (OTHER REVENUE, JPMORGAN CHASE BANK LOC)ss+/-                        0.25        04/01/2024         4,370,000
    5,480,000  ILLINOIS DEVELOPMENT FINANCE AUTHORITY CHICAGO ACADEMY OF SCIENCES
               (RECREATIONAL FACILITIES REVENUE, JPMORGAN CHASE BANK LOC)ss+/-             0.25        01/01/2033         5,480,000
    4,500,000  ILLINOIS DEVELOPMENT FINANCE AUTHORITY COOK COMMUNICATIONS PROJECT
               (OTHER REVENUE, BANK OF AMERICA NA LOC)ss+/-                                0.50        03/01/2017         4,500,000
    1,000,000  ILLINOIS DEVELOPMENT FINANCE AUTHORITY LAKE FOREST ACADEMY (OTHER
               REVENUE, NORTHERN TRUST CORPORATION LOC)ss+/-                               0.25        12/01/2024         1,000,000
    4,300,000  ILLINOIS DEVELOPMENT FINANCE AUTHORITY LOYALA ACADEMY PROJECT
               (PRIVATE SCHOOL REVENUE, JPMORGAN CHASE BANK LOC)ss+/-                      0.25        10/01/2031         4,300,000
   22,435,000  ILLINOIS DEVELOPMENT FINANCE AUTHORITY MCCORMICK THEOLOGICAL
               PROJECT B (COLLEGE & UNIVERSITY REVENUE, NORTHERN TRUST CORPORATION
               LOC)ss+/-                                                                   0.25        06/01/2035        22,435,000
    9,000,000  ILLINOIS DEVELOPMENT FINANCE AUTHORITY PRESBYTERIAN HOMES PROJECT
               (HCFR, NORTHERN TRUST CORPORATION LOC)ss+/-                                 0.25        04/01/2035         9,000,000
   10,000,000  ILLINOIS DEVELOPMENT FINANCE AUTHORITY ST. IGNATIUS COLLEGE (OTHER
               REVENUE, NORTHERN TRUST CORPORATION LOC)ss+/-                               0.25        06/01/2024        10,000,000
   34,600,000  ILLINOIS DEVELOPMENT FINANCE AUTHORITY YMCA METROPOLITAN CHICAGO
               PROJECT (RECREATIONAL FACILITIES REVENUE, HARRIS TRUST SAVINGS BANK
               LOC)ss+/-                                                                   0.21        06/01/2029        34,600,000
    5,000,000  ILLINOIS EDUCATIONAL FACILITIES AUTHORITY CHICAGO ZOOLOGICAL SOCIETY
               SERIES B (OTHER REVENUE, NORTHERN TRUST CORPORATION LOC)ss+/-               0.25        12/15/2025         5,000,000
      180,000  ILLINOIS EDUCATIONAL FACILITIES AUTHORITY NEWBERRY LIBRARY PROJECT
               (OTHER REVENUE, NORTHERN TRUST CORPORATION LOC)ss+/-                        0.21        03/01/2028           180,000
    8,385,000  ILLINOIS FINANCE AUTHORITY BRADLEY UNIVERSITY SERIES A (OTHER
               REVENUE, NORTHERN TRUST CORPORATION LOC)ss+/-                               0.17        04/01/2033         8,385,000
    5,040,000  ILLINOIS FINANCE AUTHORITY BRITISH HOME RETIRED MEN (HCFR, LASALLE
               NATIONAL BANK NA LOC)ss+/-                                                  0.20        11/01/2027         5,040,000
    8,600,000  ILLINOIS FINANCE AUTHORITY ELMHURST MEMORIAL HEALTHCARE SERIES D
               (HCFR, NORTHERN TRUST CORPORATION LOC)ss+/-                                 0.16        01/01/2048         8,600,000
   12,750,000  ILLINOIS FINANCE AUTHORITY LAKE FOREST COUNTRY DAY SCHOOL PROJECT
               (PRIVATE SCHOOL REVENUE, NORTHERN TRUST CORPORATION LOC)ss+/-               0.25        07/01/2035        12,750,000
   11,500,000  ILLINOIS FINANCE AUTHORITY LOYOLA ACADEMY (PRIVATE SCHOOL REVENUE,
               JPMORGAN CHASE BANK LOC)ss+/-                                               0.25        10/01/2037        11,500,000
    8,305,000  ILLINOIS FINANCE AUTHORITY POLLUTION CONTROL (PCR, JPMORGAN CHASE
               BANK LOC)ss+/-                                                              0.20        05/01/2021         8,305,000
   23,815,000  ILLINOIS FINANCE AUTHORITY PRESBYTERIAN HOMES (HFFA REVENUE, NORTHERN
               TRUST CORPORATION LOC)ss+/-                                                 0.25        09/01/2024        23,815,000
   20,000,000  ILLINOIS FINANCE AUTHORITY PRESBYTERIAN HOMES PROJECT (OTHER REVENUE,
               FIRST SECURITY BANK LOC)ss+/-                                               0.35        09/01/2031        20,000,000
   10,100,000  ILLINOIS FINANCE AUTHORITY RICHARD H. DRIEHAUS MUSEUM (OTHER REVENUE,
               NORTHERN TRUST CORPORATION LOC)ss+/-                                        0.25        02/01/2035        10,100,000
   43,570,000  ILLINOIS FINANCE AUTHORITY SPERTUS INSTITUTE (COLLEGE & UNIVERSITY
               REVENUE, NORTHERN TRUST CORPORATION LOC)ss+/-                               0.25        09/01/2035        43,570,000
   13,000,000  ILLINOIS FINANCE AUTHORITY ST. IGNATIUS COLLEGE (PRIVATE SCHOOL
               REVENUE, JPMORGAN CHASE BANK LOC)ss+/-                                      0.25        12/01/2036        13,000,000
    5,820,000  ILLINOIS FINANCE AUTHORITY THE CATHERINE COOK SCHOOL PROJECT (PRIVATE
               SCHOOL REVENUE, NORTHERN TRUST CORPORATION LOC)ss+/-                        0.25        01/01/2037         5,820,000
    7,000,000  ILLINOIS FINANCE AUTHORITY THRESHOLDS PROJECT (HCFR, NORTHERN TRUST
               CORPORATION LOC)ss+/-                                                       0.25        11/01/2035         7,000,000
    3,500,000  ILLINOIS FINANCE AUTHORITY XAVIER UNIVERSITY (COLLEGE & UNIVERSITY
               REVENUE, LASALLE NATIONAL BANK NA LOC)ss+/-                                 0.20        10/01/2033         3,500,000
    3,660,000  ILLINOIS STATE XAVIER UNIVERSITY PROJECT SERIES A (COLLEGE &
               UNIVERSITY REVENUE, LASALLE NATIONAL BANK NA LOC)ss+/-                      0.20        10/01/2032         3,660,000
    2,700,000  LAKE VILLA IL ALLENDALE ASSOCIATION PROJECT (OTHER REVENUE, LASALLE
               NATIONAL BANK NA LOC)ss+/-                                                  0.24        10/01/2026         2,700,000

                   Wells Fargo Advantage Money Market Funds 67


Portfolio of Investments--February 28, 2010

NATIONAL TAX-FREE MONEY MARKET FUND

  PRINCIPAL    SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
-------------  ---------------------------------------------------------------------  -------------  -------------  ---------------
ILLINOIS (continued)
$   5,810,000  MONMOUTH IL INDUSTRIAL PROJECT MONMOUTH COLLEGE PROJECT (COLLEGE &
               UNIVERSITY REVENUE, ALLIED IRISH BANK PLC LOC)ss+/-                         0.45%       06/01/2035   $     5,810,000
    3,415,000  ST. CLAIR COUNTY IL MCKENDREE COLLEGE PROJECT (COLLEGE & UNIVERSITY
               REVENUE, BANK OF AMERICA NA LOC)ss+/-                                       0.20        06/01/2034         3,415,000
    8,315,000  WARREN COUNTY IL MONMOUTH COLLEGE PROJECT (COLLEGE & UNIVERSITY
               REVENUE, ALLIED IRISH BANK PLC LOC)ss+/-                                    0.45        12/01/2032         8,315,000
                                                                                                                        375,285,000
                                                                                                                    ---------------
INDIANA: 2.25%
    2,900,000  DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DBE-549 (OTHER REVENUE, FGIC
               INSURED)ss+/-                                                               0.23        07/10/2021         2,900,000
   21,300,000  GOSHEN IN ECONOMIC DEVELOPMENT GOSHEN COLLEGE PROJECT
               (COLLEGE & UNIVERSITY REVENUE, JPMORGAN CHASE BANK LOC)ss+/-                0.21        10/01/2042        21,300,000
   24,000,000  INDIANA BOND BANK STATE REVENUE PROGRAM NOTES SERIES A (OTHER
               REVENUE, JPMORGAN CHASE BANK LOC)                                           2.00        01/06/2011        24,319,451
    5,470,000  INDIANA FINANCE AUTHORITY NORTHSHORE HEALTH CENTER PROJECT (HCFR,
               HARRIS NA LOC)ss+/-                                                         0.20        07/01/2038         5,470,000
    7,100,000  INDIANA FINANCE AUTHORITY SISTERS OF ST. FRANCIS SERIES H (HCFR,
               JPMORGAN CHASE BANK LOC)ss+/-                                               0.18        09/01/2048         7,100,000
    5,275,000  INDIANA HEFA CLARIAN HEALTH SERIES C (OTHER REVENUE, BRANCH BANKING
               & TRUST LOC)ss+/-                                                           0.18        02/15/2030         5,275,000
    8,880,000  INDIANA HEFA CLARIAN HEALTH SERIES D (OTHER REVENUE, BRANCH BANKING &
               TRUST LOC)ss+/-                                                             0.18        02/15/2030         8,880,000
    4,495,000  INDIANA HFFA REVENUE FAYETTE MEMORIAL HOSPITAL ASSOCIATION SERIES A
               (HCFR, US BANK NA LOC)ss+/-                                                 0.14        10/01/2032         4,495,000
    3,425,000  INDIANA STATE DEVELOPMENT FINANCE AUTHORITY SYCAMORE SCHOOL PROJECT
               (PRIVATE SCHOOL REVENUE, US BANK NA LOC)ss+/-                               0.19        08/01/2024         3,425,000
   11,905,000  INDIANAPOLIS IN CANAL SQUARE APARTMENTS (MFHR, FHLMC INSURED)ss+/-          0.20        04/01/2033        11,905,000
    3,400,000  INDIANAPOLIS IN INDUSTRIAL MULTIFAMILY HOUSING WASHINGTON POINTE
               PROJECT A (OTHER REVENUE, FNMA INSURED)ss+/-                                0.19        04/15/2039         3,400,000
    3,800,000  MARION IN ECONOMIC DEVELOPMENT WESLEYAN UNIVERSITY PROJECT
               (COLLEGE & UNIVERSITY REVENUE, BANK OF AMERICA NA LOC)ss+/-                 0.20        06/01/2036         3,800,000
                                                                                                                        102,269,451
                                                                                                                    ---------------
IOWA: 2.16%
   13,900,000  IOWA FINANCE AUTHORITY CARE INITIATIVES PROJECT (OTHER REVENUE,
               KBC BANK NV LOC)ss+/-                                                       0.16        11/01/2026        13,900,000
    2,960,000  IOWA FINANCE AUTHORITY CEDARWOOD HILLS PROJECT SERIES A (MFHR, FHLMC
               INSURED)ss+/-                                                               0.26        05/01/2031         2,960,000
   12,000,000  IOWA FINANCE AUTHORITY GREAT RIVER MEDICAL CENTER PROJECT (HCFR,
               ALLIED IRISH BANK PLC LOC)ss+/-                                             0.24        06/01/2027        12,000,000
    9,465,000  IOWA FINANCE AUTHORITY HOLY FAMILY CATHOLIC SCHOOLS (EDUCATIONAL
               FACILITIES REVENUE, ALLIED IRISH BANK PLC LOC)ss+/-                         0.24        03/01/2036         9,465,000
   15,715,000  IOWA FINANCE AUTHORITY STUDENT HOUSING DES MOINES LLC PROJECT A
               (HOUSING REVENUE, CITIBANK NA LOC)ss+/-                                     0.19        06/01/2039        15,715,000
    2,000,000  IOWA HIGHER EDUCATION LOAN AUTHORITY MOUNT MERCY COLLEGE PROJECT
               (COLLEGE & UNIVERSITY REVENUE, BANK OF AMERICA NA LOC)ss+/-                 0.14        07/01/2025         2,000,000
    8,295,000  IOWA HIGHER EDUCATION LOAN AUTHORITY PRIVATE COLLEGE DUBUQUE PROJECT
               (COLLEGE & UNIVERSITY REVENUE, NORTHERN TRUST CORPORATION LOC)ss+/-         0.14        05/01/2029         8,295,000
      395,000  IOWA HIGHER EDUCATION LOAN AUTHORITY PRIVATE COLLEGE PROJECT (OTHER
               REVENUE, JPMORGAN CHASE BANK LOC)ss+/-                                      0.15        10/01/2038           395,000
   14,705,000  IOWA HIGHER EDUCATION LOAN AUTHORITY PRIVATE COLLEGES AMBROSE
               (COLLEGE & UNIVERSITY REVENUE, NORTHERN TRUST CORPORATION LOC)ss+/-         0.14        04/01/2033        14,705,000
    3,985,000  IOWA HIGHER EDUCATION LOAN AUTHORITY PRIVATE COLLEGES DES MOINES
               UNIVERSITY PROJECT (COLLEGE & UNIVERSITY REVENUE, ALLIED IRISH BANK
               PLC LOC)ss+/-                                                               0.24        10/01/2033         3,985,000
   14,815,000  IOWA HIGHER EDUCATION LOAN AUTHORITY PRIVATE COLLEGES UNIVERSITY OF
               DUBUQUE (COLLEGE & UNIVERSITY REVENUE, NORTHERN TRUST CORPORATION
               LOC)ss+/-                                                                   0.14        04/01/2035        14,815,000
                                                                                                                         98,235,000
                                                                                                                    ---------------

                  68 Wells Fargo Advantage Money Market Funds


                                     Portfolio of Investments--February 28, 2010

NATIONAL TAX-FREE MONEY MARKET FUND

  PRINCIPAL    SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
-------------  ---------------------------------------------------------------------  -------------  -------------  ---------------
KENTUCKY: 0.75%
$   3,890,000  CHRISTIAN COUNTY KY ASSOCIATION OF COUNTIES LEASING TRUST SERIES B
               (OTHER REVENUE, US BANK NA LOC)ss+/-                                        0.14%       08/01/2037   $     3,890,000
   10,960,000  JEFFERSON COUNTY KY STUDENT HOUSING UNIVERSITY OF LOUISVILLE PROJECT
               SERIES (LEASE REVENUE, WACHOVIA BANK LOC)ss+/-(o)(o)                        0.20        09/01/2029        10,960,000
    9,425,000  LOUISVILLE & JEFFERSON COUNTY KY METROPOLITAN GOVERNMENT WATERFORD
               PLACE APARTMENTS PROJECT (HOUSING REVENUE, FHLMC INSURED)ss+/-              0.20        01/01/2034         9,425,000
    4,865,000  WILLIAMSTOWN KY LEAGUE OF CITIES FUNDING TRUST SERIES A (OTHER
               REVENUE, US BANK NA LOC)ss+/-                                               0.18        07/01/2038         4,865,000
    4,900,000  WILLIAMSTOWN KY LEAGUE OF CITIES FUNDING TRUST SERIES B (LEASE
               REVENUE, US BANK NA LOC)ss+/-                                               0.18        12/01/2038         4,900,000
                                                                                                                         34,040,000
                                                                                                                    ---------------
LOUISIANA: 0.91%
      870,000  DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DBE-577 (OTHER REVENUE,
               AMBAC INSURED)ss+/-                                                         0.23        12/01/2020           870,000
    7,845,000  LOUISIANA HFA WOODWARD (HOUSING REVENUE, FHLB INSURED)ss+/-                 0.20        09/01/2033         7,845,000
    9,745,000  LOUISIANA PUBLIC FACILITIES AUTHORITY THIBODAUX PROJECT (OTHER
               REVENUE, ALLIED IRISH BANK PLC LOC)ss+/-                                    0.50        12/01/2036         9,745,000
   23,100,000  LOUISIANA STATE SERIES A (PROPERTY TAX REVENUE, BANQUE NATIONALE
               PARIS LOC)ss+/-                                                             0.17        07/15/2026        23,100,000
                                                                                                                         41,560,000
                                                                                                                    ---------------
MAINE: 0.30%
   12,000,000  MAINE FINANCE AUTHORITY FOXCROFT ACADEMY (PRIVATE SCHOOLS REVENUE,
               TD BANKNORTH NA LOC)ss+/-                                                   0.20        06/01/2038        12,000,000
    1,700,000  SOUTH BERWICK ME BERWICK ACADEMY ISSUE (PRIVATE SCHOOL REVENUE,
               ALLIED IRISH BANK PLC LOC)ss+/-                                             0.62        08/01/2024         1,700,000
                                                                                                                         13,700,000
                                                                                                                    ---------------
MARYLAND: 0.31%
    8,000,000  MARYLAND HEALTH & HEFA (HFFA, TD BANKNORTH NA LOC)ss+/-                     0.14        07/01/2041         8,000,000
    2,565,000  MONTGOMERY COUNTY MD ECONOMIC DEVELOPMENT (HOSPITAL REVENUE,
               WELLS FARGO BANK LOC)ss+/-(o)(o)                                            0.28        03/01/2032         2,565,000
    3,555,000  WESTMINSTER MD EDUCATIONAL FACILITIES WESTERN MARYLAND COLLEGE
               (COLLEGE & UNIVERSITY REVENUE, WELLS FARGO BANK LOC)ss+/-(o)(o)             0.18        04/01/2030         3,555,000
                                                                                                                         14,120,000
                                                                                                                    ---------------
MASSACHUSETTS: 1.63%
    4,085,000  DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DBE-528 (OTHER REVENUE,
               XLCA INSURED)ss+/-                                                          0.21        05/01/2039         4,085,000
    4,650,000  MASSACHUSETTS HEFA AMHERST COLLEGE SERIES I (COLLEGE & UNIVERSITY
               REVENUE)ss+/-                                                               0.16        11/01/2028         4,650,000
    6,600,000  MASSACHUSETTS STATE DEVELOPMENT FINANCE AGENCY BUCKINGHAM BROWN &
               NICHOLS (ECONOMIC DEVELOPMENT REVENUE, JPMORGAN CHASE BANK LOC)ss+/-        0.19        06/01/2036         6,600,000
   10,600,000  MASSACHUSETTS STATE DEVELOPMENT FINANCE AGENCY SHADY HILL SCHOOL
               (OTHER REVENUE, TD BANKNORTH NA LOC)ss+/-                                   0.20        06/01/2038        10,600,000
    6,375,000  MASSACHUSETTS STATE DEVELOPMENT FINANCE AGENCY SOLOMON SCHECHTER DAY
               SCHOOL (OTHER REVENUE, ALLIED IRISH BANK PLC LOC)ss+/-                      0.62        11/01/2037         6,375,000
    7,600,000  MASSACHUSETTS STATE HEFA BAYSTATE MEDICAL CENTER SERIES J1 (HCFR,
               JPMORGAN CHASE BANK LOC)ss+/-                                               0.16        07/01/2044         7,600,000
   24,000,000  MASSACHUSETTS STATE HEFA REVENUE AMHERST COLLEGE SERIES F (COLLEGE &
               UNIVERSITY REVENUE, GO OF INSTITUTION INSURED)ss+/-                         0.16        11/01/2026        24,000,000
   10,000,000  MASSACHUSETTS STATE HEFA SOUTH SHORE PROPERTY SERIES A (HCFR,
               WACHOVIA BANK LOC)ss+/-(o)(o)                                               0.16        07/01/2033        10,000,000
                                                                                                                         73,910,000
                                                                                                                    ---------------

                   Wells Fargo Advantage Money Market Funds 69


Portfolio of Investments--February 28, 2010

NATIONAL TAX-FREE MONEY MARKET FUND

  PRINCIPAL    SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
-------------  ---------------------------------------------------------------------  -------------  -------------  ---------------
MICHIGAN: 1.55%
$  28,070,000  DETROIT MI ROCS RR II R-905 (SEWER REVENUE, FIRST SECURITY BANK
               LOC)+/-                                                                     0.23%       07/01/2010   $    28,070,000
    1,660,000  GREEN LAKE TOWNSHIP MI ECONOMIC DEVELOPMENT CORPORATION (OTHER
               REVENUE, JPMORGAN CHASE BANK LOC)ss+/-                                      0.14        06/01/2034         1,660,000
    9,585,000  KENTWOOD MI PUBLIC SCHOOLS CLASS A (PROPERTY TAX REVENUE, FIRST
               SECURITY BANK LOC)ss+/-                                                     0.21        05/01/2022         9,585,000
    5,500,000  MICHIGAN STATE HOSPITAL FINANCE AUTHORITY HOLLAND COMMUNITY HOSPITAL
               SERIES B (HOSPITAL REVENUE, BANK ONE MICHIGAN LOC)ss+/-                     0.19        01/01/2034         5,500,000
    8,000,000  MICHIGAN STATE HOSPITAL FINANCE AUTHORITY MCLAREN HEALTH CARE
               SERIES B (OTHER REVENUE, JPMORGAN CHASE BANK LOC)ss+/-                      0.17        10/15/2030         8,000,000
   17,395,000  UNIVERSITY OF MICHIGAN REVENUE SERIES A (COLLEGE & UNIVERSITY
               REVENUE)ss+/-                                                               0.12        04/01/2038        17,395,000
                                                                                                                         70,210,000
                                                                                                                    ---------------
MINNESOTA: 5.41%
    8,925,000  ANDOVER MN PRESBYTERIAN HOMES INCORPORATED PROJECT (HOUSING REVENUE,
               FNMA INSURED)ss+/-                                                          0.26        11/15/2033         8,925,000
    1,685,000  ARDEN HILLS MN HOUSING & HEALTHCARE FACILITIES PRESBYTERIAN HOMES
               SERIES A (HCFR, US BANK NA LOC)ss+/-                                        0.14        09/01/2029         1,685,000
      704,000  ARDEN HILLS MN PRESBYTERIAN HOMES SERIES B (HCFR, US BANK NA
               LOC)ss+/-                                                                   0.14        09/01/2029           704,000
    1,650,000  BLOOMINGTON MN BRISTOL VILLAGE (HOUSING REVENUE, FNMA INSURED)ss+/-         0.29        11/15/2032         1,650,000
    5,725,000  BLOOMINGTON MN PRESBYTERIAN HOMES (OTHER REVENUE, FHLMC INSURED)ss+/-       0.26        07/01/2038         5,725,000
      500,000  BROOKLYN CENTER MN BROOKDALE CORPORATION II PROJECT (IDR, FIRSTAR
               BANK NA LOC)ss+/-                                                           0.14        12/01/2014           500,000
    3,495,000  BURNSVILLE MN BERKSHIRE PROJECT SERIES A (MFHR, FNMA INSURED)ss+/-          0.26        07/15/2030         3,495,000
    8,350,000  BURNSVILLE MN SOUTHWIND APARTMENTS PROJECT (MFHR, FHLMC INSURED)ss+/-       0.26        01/01/2035         8,350,000
    3,010,000  CENTER CITY MN HAZELDEN FOUNDATION PROJECT (HCFR, BANK OF NEW YORK
               LOC)ss+/-                                                                   0.14        11/01/2035         3,010,000
    6,900,000  CENTER CITY MN HEALTH CARE FACILITIES HAZELDEN FOUNDATION PROJECT
               (HCFR, ALLIED IRISH BANK PLC LOC)ss+/-                                      0.55        11/01/2020         6,900,000
    2,750,000  CENTER CITY MN HEALTH CARE FACILITIES HAZELDEN FOUNDATION PROJECT
               (HOSPITAL REVENUE, ALLIED IRISH BANK PLC LOC)ss+/-                          0.55        11/01/2027         2,750,000
    3,250,000  CRYSTAL MN MFHR CRYSTAL APARTMENTS PROJECT (MFHR, FHLB INSURED)ss+/-        0.20        05/01/2027         3,250,000
    4,530,000  DAKOTA COUNTY MN CDA CATHOLIC FINANCE CORPORATION (ECONOMIC
               DEVELOPMENT REVENUE, US BANK NA LOC)ss+/-                                   0.28        01/01/2012         4,530,000
    3,685,000  DAKOTA COUNTY MN RDA (OTHER REVENUE, MERRILL LYNCH CAPITAL SERVICES
               LOC)ss+/-                                                                   0.25        06/01/2029         3,685,000
    3,340,000  DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-489 (OTHER REVENUE, AMBAC
               INSURED)ss+/-                                                               0.23        01/01/2030         3,340,000
      800,000  EDEN PRAIRIE MN EDEN GLEN APARTMENTS PROJECT (MFHR, FNMA
               INSURED)ss+/-                                                               0.26        02/15/2031           800,000
    3,080,000  EDINA MN EDINA PARK PLAZA (MFHR, FHLMC INSURED)ss+/-                        0.20        12/01/2029         3,080,000
    8,485,000  INVER GROVE HEIGHTS MN INVER GROVE INCORPORATED PROJECT (HOUSING
               REVENUE, FNMA INSURED)ss+/-                                                 0.26        05/15/2035         8,485,000
    1,620,000  MAPLE GROVE MN MFHR BASSWOOD TRAILS PROJECT (HOUSING REVENUE, FHLMC
               INSURED)ss+/-                                                               0.26        03/01/2029         1,620,000
      610,000  MAPLEWOOD MN EDUCATIONAL FACILITIES MOUNDS PARK ACADEMY PROJECT
               (PRIVATE SCHOOL REVENUE, US BANK NA LOC)ss+/-                               0.25        10/01/2023           610,000
    2,940,000  MAPLEWOOD MN EDUCATIONAL FACILITIES MOUNDS PARK ACADEMY PROJECT
               (PRIVATE SCHOOL REVENUE, US BANK NA LOC)ss+/-                               0.25        10/01/2031         2,940,000
   11,915,000  MINNEAPOLIS & ST. PAUL MN HOUSING & RDA CHILDRENS HOSPITALS CLINICS
               SERIES A (OTHER REVENUE, FIRST SECURITY BANK LOC)ss+/-                      0.14        08/15/2037        11,915,000
    1,075,000  MINNEAPOLIS & ST. PAUL MN HOUSING & RDA HEALTH CARE FACILITIES
               SERIES A (HCFR, FIRST SECURITY BANK LOC)ss+/-                               0.14        08/15/2034         1,075,000
      800,000  MINNEAPOLIS MN MACPHAIL CENTER FOR MUSIC PROJECT (STATE & LOCAL
               GOVERNMENTS, US BANK NA LOC)ss+/-                                           0.14        08/01/2036           800,000
      175,000  MINNEAPOLIS MN MINNEHAHA ACADEMY PROJECT (PRIVATE SCHOOL REVENUE,
               US BANK NA LOC)ss+/-                                                        0.14        05/01/2026           175,000
   20,220,000  MINNEAPOLIS & ST. PAUL MN HOUSING & RDA CHILDRENS HEALTH CARE
               SERIES B (HCFR, FIRST SECURITY BANK LOC)ss+/-                               0.13        08/15/2025        20,220,000
    7,320,000  MINNESOTA AGRICULTURE & ECONOMIC DEVELOPMENT BOARD EVANGELICAL
               LUTHERAN PROJECT (HCFR, ALLIED IRISH BANK PLC LOC)ss+/-                     0.55        09/01/2021         7,320,000
      955,000  MINNESOTA STATE CONCORDIA UNIVERSITY SERIES P1 (COLLEGE & UNIVERSITY
               REVENUE, US BANK NA LOC)ss+/-                                               0.14        04/01/2027           955,000

                  70 Wells Fargo Advantage Money Market Funds


                                     Portfolio of Investments--February 28, 2010

NATIONAL TAX-FREE MONEY MARKET FUND

  PRINCIPAL    SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
-------------  ---------------------------------------------------------------------  -------------  -------------  ---------------
MINNESOTA (continued)
  $ 1,400,000  MINNESOTA STATE HEFAR ST. OLAF COLLEGE SERIES 5H (COLLEGE &
               UNIVERSITY REVENUE, HARRIS TRUST & SAVING BANK LOC)ss+/-                    0.14%       10/01/2030   $     1,400,000
      140,000  MINNESOTA STATE HEFAR TRUSTEES HAMLINE UNIVERSITY SERIES 6E3
               (COLLEGE & UNIVERSITY REVENUE, HARRIS TRUST & SAVINGS BANK LOC)ss+/-        0.20        10/01/2016           140,000
    5,205,000  MINNESOTA STATE UNIVERSITY OF ST. THOMAS SERIES 4O (COLLEGE &
               UNIVERSITY REVENUE, ALLIED IRISH BANK PLC LOC)ss+/-                         0.50        10/01/2021         5,205,000
   19,330,000  MINNESOTA STATE UNIVERSITY OF ST. THOMAS SERIES 5L (COLLEGE &
               UNIVERSITY REVENUE, ALLIED IRISH BANK PLC LOC)ss+/-                         0.50        04/01/2027        19,330,000
    2,550,000  MINNESOTA STATE UNIVERSITY OF ST. THOMAS SERIES 6H (OTHER REVENUE,
               BANK OF NEW YORK LOC)ss+/-                                                  0.18        10/01/2032         2,550,000
    5,520,000  MINNETONKA MN (HOUSING REVENUE, FNMA INSURED)ss+/-                          0.26        05/15/2034         5,520,000
    2,665,000  MINNETONKA MN MINNETONKA HILLS APARTMENTS (MFHR, FNMA INSURED)ss+/-         0.26        11/15/2031         2,665,000
    9,480,000  OAK PARK HEIGHTS MN BOUTWELLS LANDING PROJECT (HOUSING REVENUE,
               FHLMC INSURED)ss+/-                                                         0.26        11/01/2035         9,480,000
    5,150,000  PINE CITY MN STATE AGENCY (HOUSING REVENUE, FNMA INSURED)ss+/-              0.26        04/15/2036         5,150,000
    2,865,000  PLYMOUTH MN LANCASTER VILLAGE APARTMENTS PROJECT (HOUSING REVENUE,
               FNMA INSURED)ss+/-                                                          0.26        09/15/2031         2,865,000
      300,000  ROSEVILLE MN PRESBYTERIAN HOMES CARE PROJECT (HCFR, US BANK NA
               LOC)ss+/-                                                                   0.14        10/01/2029           300,000
    8,580,000  ROSEWELL MN ROSWELL LLC PROJECT SERIES A (COLLEGE & UNIVERSITY
               REVENUE, SOVEREIGN BANK FSB LOC)ss+/-                                       0.20        07/01/2036         8,580,000
    1,165,000  SPRING LAKE PARK MN SENIOR HOUSING OAK CREST APARTMENTS PROJECT
               (HOUSING REVENUE, US BANK NA LOC)ss+/-                                      0.26        02/15/2033         1,165,000
    2,000,000  ST. ANTHONY MN AUTUMN WOODS HOUSING PROJECT (MFHR, FNMA INSURED)ss+/-       0.26        05/15/2032         2,000,000
    4,780,000  ST. LOUIS PARK MN CATHOLIC FINANCE CORPORATION (EDUCATIONAL
               FACILITIES REVENUE, ALLIED IRISH BANK PLC LOC)ss+/-                         0.45        10/01/2025         4,780,000
    8,000,000  ST. LOUIS PARK MN INDEPENDENT SCHOOL DISTRICT # 283 SERIES D
               (PROPERTY TAX REVENUE, SCHOOL DISTRICT CREDIT PROGRAM INSURED)              1.50        09/29/2010         8,042,470
   11,300,000  ST. LOUIS PARK MN KNOLLWOOD PLACE (MFHR, FNMA INSURED)ss+/-                 0.26        10/01/2035        11,300,000
    1,045,000  ST. LOUIS PARK MN PARKSHORE PROJECT (MFHR, FNMA INSURED)ss+/-               0.26        08/01/2034         1,045,000
    1,000,000  ST. PAUL MN HOUSING & RDA HIGHLAND RIDGE PROJECT (MFHR, FNMA
               INSURED)ss+/-                                                               0.26        10/01/2033         1,000,000
    5,510,000  ST. PAUL MN HOUSING & RDA PUBLIC RADIO PROJECT (MFHR, ALLIED IRISH
               BANK PLC LOC)ss+/-                                                          0.24        05/01/2022         5,510,000
    5,020,000  ST. PAUL MN HOUSING & RDA PUBLIC RADIO PROJECT (MFHR, ALLIED IRISH
               BANK PLC LOC)ss+/-                                                          0.24        10/01/2025         5,020,000
      400,000  ST. PAUL MN HOUSING & RDA SCIENCE MUSEUM OF MINNESOTA SERIES A
               (RECREATIONAL FACILITIES REVENUE, US BANK NA LOC)ss+/-                      0.22        05/01/2027           400,000
      625,000  ST. PAUL MN PORT AUTHORITY (OTHER REVENUE, DEUTSCHE BANK AG LOC)ss+/-       0.20        12/01/2028           625,000
      650,000  ST. PAUL MN PORT AUTHORITY AMHERST H WILDER FOUNDATION SERIES 06-3
               (RECREATIONAL FACILITIES REVENUE, BANK OF NEW YORK LOC)ss+/-                0.14        04/01/2036           650,000
    1,680,000  ST. PAUL MN PORT AUTHORITY DISTRICT COOLING SERIES 13-FF (IDR,
               DEUTSCHE BANK AG LOC)ss+/-                                                  0.20        03/01/2029         1,680,000
    1,765,000  ST. PAUL MN PORT AUTHORITY DISTRICT HEATING SERIES 14-S (OTHER
               REVENUE, DEUTSCHE BANK AG LOC)ss+/-                                         0.20        12/01/2028         1,765,000
    1,000,000  ST. PAUL MN PORT AUTHORITY DISTRICT SERIES 11DD (OTHER REVENUE,
               DEUTSCHE BANK AG LOC)ss+/-                                                  0.20        03/01/2029         1,000,000
    3,070,000  ST. PAUL MN PORT AUTHORITY DISTRICT SERIES 9BB (OTHER REVENUE,
               DEUTSCHE BANK AG LOC)ss+/-                                                  0.20        03/01/2029         3,070,000
    1,000,000  ST. PAUL MN PORT AUTHORITY TAX INCREMENT WESTGATE OFFICE & INDUSTRIAL
               CENTER PROJECT (IDR, US BANK NA LOC)ss+/-                                   0.35        02/01/2015         1,000,000
    8,310,000  ST. PAUL MN PUBLIC RADIO PROJECT SERIES 7 (OTHER REVENUE, ALLIED
               IRISH BANK PLC LOC)ss+/-                                                    0.24        05/01/2025         8,310,000
    5,720,000  UNIVERSITY OF MINNESOTA SERIES A (COLLEGE & UNIVERSITY REVENUE, GO OF
               UNIVERSITY INSURED)ss+/-                                                    0.22        08/15/2031         5,720,000
                                                                                                                        245,761,470
                                                                                                                    ---------------

                   Wells Fargo Advantage Money Market Funds 71


Portfolio of Investments--February 28, 2010

NATIONAL TAX-FREE MONEY MARKET FUND

  PRINCIPAL    SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
-------------  ---------------------------------------------------------------------  -------------  -------------  ---------------
MISSISSIPPI: 0.61%
$     100,000  JACKSON COUNTY MS PORT FACILITY REVENUE CHEVRON USA INCORPORATED
               PROJECT (LDR)ss+/-                                                          0.13%       06/01/2023   $       100,000
   10,000,000  MISSISSIPPI BUSINESS FINANCE CORPORATION CHEVRON USA INCORPORATED
               PROJECT SERIES E (IDR)ss+/-                                                 0.11        12/01/2030        10,000,000
   17,600,000  MISSISSIPPI BUSINESS FINANCE CORPORATION TINDALL CORPORATION PROJECT
               (IDR, WACHOVIA BANK LOC)ss+/-(o)(o)                                         0.18        04/01/2028        17,600,000
                                                                                                                         27,700,000
                                                                                                                    ---------------
MISSOURI: 2.40%
    4,300,000  INDEPENDENCE MO IDA THE MANSIONS PROJECT (MFHR, FHLMC INSURED)ss+/-         0.20        08/01/2035         4,300,000
    6,000,000  JACKSON COUNTY MO IDA KANSAS CITY HOSPICE (OTHER REVENUE, FIFTH THIRD
               BANK LOC)ss+/-                                                              0.20        01/01/2030         6,000,000
   17,700,000  KANSAS CITY MO IDA REVENUE EWING MARION KAUFFMAN FOUNDATION
               (OTHER REVENUE)ss+/-                                                        0.14        04/01/2027        17,700,000
    1,905,000  KANSAS CITY MO IDA REVENUE EWING MARION KAUFFMAN FOUNDATION SERIES A
               (OTHER REVENUE)ss+/-                                                        0.14        04/01/2027         1,905,000
    7,820,000  MISSOURI STATE DEVELOPMENT FINANCE BOARD ASSOCIATION OF MUNICIPAL
               UTILITIES (LEASE REVENUE, US BANK NA LOC)ss+/-                              0.14        06/01/2033         7,820,000
   13,000,000  MISSOURI STATE DEVELOPMENT FINANCE BOARD EWING MARION KAUFFMAN
               FOUNDATION PROJECT SERIES A (OTHER REVENUE)ss+/-                            0.14        06/01/2037        13,000,000
    5,300,000  MISSOURI STATE HEFA CHILDRENS MERCY HOSPITAL SERIES A (HCFR, UBS AG
               LOC)ss+/-                                                                   0.19        05/15/2032         5,300,000
    2,000,000  MISSOURI STATE HEFA CHILDRENS MERCY HOSPITAL SERIES B (HCFR, UBS AG
               LOC)ss+/-                                                                   0.19        05/15/2023         2,000,000
   10,000,000  MISSOURI STATE HEFA MOTHER OF GOOD COUNSEL HOME PROJECT (HCFR,
               ALLIED IRISH BANK PLC LOC)ss+/-                                             0.50        07/01/2037        10,000,000
    5,575,000  MISSOURI STATE HEFA RANKEN TECHNICAL COLLEGE (COLLEGE & UNIVERSITY
               REVENUE, RADIAN INSURED)ss+/-                                               0.14        11/15/2031         5,575,000
    6,000,000  MISSOURI STATE HEFA WASHINGTON UNIVERSITY SERIES B (COLLEGE &
               UNIVERSITY REVENUE, JPMORGAN CHASE BANK LOC)ss+/-                           0.13        02/15/2033         6,000,000
    5,615,000  MISSOURI STATE HIGHWAY & TRANSPORTATION COMMISSION MULTI MODAL THIRD
               LIEN B2 (TOLL ROAD REVENUE, STATE STREET BANK & TRUST COMPANY NA
               LOC)ss+/-                                                                   0.17        05/01/2015         5,615,000
    5,000,000  ST LOUIS MO IDA VARIOUS ST. LUKES PLAZA APARTMENTS (MFHR, BANK OF
               AMERICA NA LOC)ss+/-                                                        0.23        08/01/2017         5,000,000
    1,765,000  ST. LOUIS COUNTY MO IDA HEATHERBROOK GARDENS (HOUSING REVENUE,
               US BANK NA LOC)ss+/-                                                        0.55        03/01/2022         1,765,000
   16,000,000  ST. LOUIS COUNTY MO IDA PELICAN COVE PROJECT (MFHR, FNMA
               INSURED)ss+/-                                                               0.20        03/15/2034        16,000,000
    1,000,000  ST. LOUIS COUNTY MO IDA WHITFIELD SCHOOL INCORPORATED SERIES B
               (COLLEGE & UNIVERSITY REVENUE, US BANK NA LOC)ss+/-                         0.25        06/15/2024         1,000,000
                                                                                                                        108,980,000
                                                                                                                    ---------------
NEBRASKA: 0.55%
   20,000,000  CENTRAL PLAINS NE ENERGY PROJECT # 2 (OTHER REVENUE)ss+/-                   0.19        08/01/2039        20,000,000
    5,100,000  NUCKOLLS COUNTY NE AGREX INCORPORATED PROJECT (OTHER REVENUE,
               JPMORGAN CHASE BANK LOC)ss+/-                                               0.21        02/01/2015         5,100,000
                                                                                                                         25,100,000
                                                                                                                    ---------------
NEVADA: 1.64%
   18,795,000  CLARK COUNTY NV ECONOMIC DEVELOPMENT OPPORTUNITY VILLAGE FOUNDATION
               PROJECT (OTHER REVENUE, ALLIED IRISH BANK PLC LOC)ss+/-                     0.62        01/01/2037        18,795,000
    9,700,000  CLARK COUNTY NV LUTHERAN SECONDARY SCHOOL ASSOCIATION PROJECT
               (PRIVATE SCHOOL REVENUE, ALLIED IRISH BANK PLC LOC)ss+/-                    0.62        02/01/2030         9,700,000
   34,000,000  LAS VEGAS NV ECONOMIC DEVELOPMENT (OTHER REVENUE, BANK OF NEW YORK
               LOC)ss+/-                                                                   0.20        10/01/2035        34,000,000
   11,910,000  RENO NV CAPITAL IMPROVEMENT SERIES A (TAX REVENUE, BANK OF AMERICA NA
               LOC)ss+/-                                                                   0.20        06/01/2032        11,910,000
                                                                                                                         74,405,000
                                                                                                                    ---------------
NEW HAMPSHIRE: 2.07%
    8,000,000  MERRIMACK COUNTY NH (PROPERTY TAX REVENUE)                                  1.00        12/30/2010         8,026,617
    4,820,000  NEW HAMPSHIRE HEFA BREWSTER ACADEMY (COLLEGE & UNIVERSITY REVENUE,
               ALLIED IRISH BANK PLC LOC)ss+/-                                             0.45        09/01/2031         4,820,000

                   72 Wells Fargo Advantage Money Market Funds


                                     Portfolio of Investments--February 28, 2010

NATIONAL TAX-FREE MONEY MARKET FUND

  PRINCIPAL    SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
-------------  ---------------------------------------------------------------------  -------------  -------------  ---------------
NEW HAMPSHIRE (continued)
$  13,305,000  NEW HAMPSHIRE HEFA COLBY SAWYER COLLEGE (EDUCATIONAL FACILITIES
               REVENUE, ALLIED IRISH BANK PLC LOC)ss+/-                                    0.49%       09/01/2036   $    13,305,000
    6,585,000  NEW HAMPSHIRE HEFA CROTCHED MOUNTAIN REHABILITATION (HFFA REVENUE,
               ALLIED IRISH BANK PLC LOC)ss+/-                                             0.45        01/01/2037         6,585,000
   12,840,000  NEW HAMPSHIRE HEFA FRISBIE MEMORIAL HOSPITAL (HFFA REVENUE,
               BANK OF AMERICA NA LOC)ss+/-                                                0.19        10/01/2036        12,840,000
    4,085,000  NEW HAMPSHIRE HEFA PROCTER ACADEMY (OTHER REVENUE, ALLIED IRISH BANK
               PLC LOC)ss+/-                                                               0.45        07/01/2038         4,085,000
   30,415,000  NEW HAMPSHIRE HEFA ST. ANSELM COLLEGE (OTHER REVENUE, RBS CITIZENS NA
               LOC)ss+/-                                                                   0.20        06/01/2038        30,415,000
    8,200,000  NEW HAMPSHIRE HEFA TILTON SCHOOL (OTHER REVENUE, BANK OF NOVA SCOTIA
               LOC)ss+/-                                                                   0.22        02/01/2036         8,200,000
    5,670,000  NEW HAMPSHIRE STATE BUSINESS FINANCE AUTHORITY ALICE PECK DAY HEALTH
               SYSTEM (HOUSING REVENUE, TD BANKNORTH NA LOC)ss+/-                          0.13        10/01/2043         5,670,000
                                                                                                                         93,946,617
                                                                                                                    ---------------
NEW JERSEY: 0.52%
    5,400,000  DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DBE-511 (OTHER REVENUE,
               NATL-RE INSURED)ss+/-                                                       0.22        01/01/2032         5,400,000
   10,000,000  NEW JERSEY ECONOMIC DEVELOPMENT AUTHORITY (NATURAL GAS REVENUE,
               BANK OF AMERICA NA LOC)ss+/-                                                0.14        06/01/2026        10,000,000
      620,000  NEW JERSEY ECONOMIC DEVELOPMENT AUTHORITY (OTHER REVENUE, AGC-ICC
               INSURED)ss+/-                                                               0.24        06/15/2012           620,000
    1,310,000  NEW JERSEY ECONOMIC DEVELOPMENT AUTHORITY (OTHER REVENUE,
               BANK OF NOVA SCOTIA LOC)ss+/-                                               0.14        09/01/2031         1,310,000
    1,200,000  NEW JERSEY ECONOMIC DEVELOPMENT AUTHORITY FACILITIES CONSTRUCTURE
               SERIES R1 (OTHER REVENUE, BANK OF NOVA SCOTIA LOC)ss+/-                     0.11        09/01/2031         1,200,000
    2,550,000  NEW JERSEY STATE TRANSPORTATION SERIES 146 (FUEL SALES TAX REVENUE,
               FIRST SECURITY BANK LOC)ss+/-                                               0.23        12/15/2011         2,550,000
    2,500,000  SOUTH RIVER BOROUGH NJ (PROPERTY TAX REVENUE)                               1.50        12/21/2010         2,516,047
                                                                                                                         23,596,047
                                                                                                                    ---------------
NEW MEXICO: 1.71%
    5,000,000  NEW MEXICO FINANCE AUTHORITY STATE SUBSERIES A1 (OTHER REVENUE, STATE
               STREET BANK & TRUST COMPANY NA LOC)ss+/-                                    0.18        06/15/2024         5,000,000
    6,000,000  NEW MEXICO FINANCE AUTHORITY STATE SUBSERIES A2 (OTHER REVENUE, UBS
               AG LOC)ss+/-                                                                0.15        06/15/2024         6,000,000
   26,575,000  NEW MEXICO FINANCE AUTHORITY STATE SUBSERIES B2 (OTHER REVENUE, UBS
               AG LOC)ss+/-                                                                0.19        12/15/2026        26,575,000
   40,000,000  NEW MEXICO MUNICIPAL ENERGY ACQUISITION AUTHORITY (NATURAL GAS
               REVENUE)ss+/-                                                               0.19        11/01/2039        40,000,000
                                                                                                                         77,575,000
                                                                                                                    ---------------
NEW YORK: 7.66%
   10,300,000  BUFFALO NY MUNICIPAL WATER FINANCE AUTHORITY (WATER REVENUE, JPMORGAN
               CHASE BANK LOC)ss+/-                                                        0.17        07/01/2035        10,300,000
   38,970,000  CITY OF NEW YORK NY (PROPERTY TAX REVENUE, TORONTO DOMINION BANK
               LOC)ss+/-                                                                   0.16        09/01/2027        38,970,000
    4,000,000  INDIAN RIVER CENTRAL SCHOOL DISTRICT AT PHILADELPHIA (NEW YORK)
               (PROPERTY TAX REVENUE, STATE AID WITHHOLDING)                               1.50        07/15/2010         4,010,610
    2,545,000  LONG BEACH NY (PROPERTY TAX REVENUE)                                        1.00        06/25/2010         2,549,748
    5,000,000  MARLBORO CENTRAL SCHOOL DISTRICT (NEW YORK) (PROPERTY TAX REVENUE,
               STATE AID WITHHOLDING)                                                      1.50        07/23/2010         5,016,175
    5,000,000  MARLBORO CENTRAL SCHOOL DISTRICT (NEW YORK) (PROPERTY TAX REVENUE,
               STATE AID WITHHOLDING)                                                      1.50        10/21/2010         5,026,523
   11,215,000  METROPOLITAN NY TRANSITION AUTHORITY (TRANSPORTATION REVENUE, AMBAC
               INSURED)ss+/-                                                               0.45        11/15/2023        11,215,000
    4,000,000  NEW YORK CITY NY MUNICIPAL WATER FINANCE AUTHORITY (WATER
               REVENUE)ss+/-                                                               0.14        06/15/2038         4,000,000
   43,905,000  NEW YORK CITY NY TRANSITIONAL FINANCE AUTHORITY (TAX INCREMENTAL
               REVENUE, DEXIA CREDIT LOCAL DE FRANCE LOC)ss+/-                             0.22        11/01/2022        43,905,000
   14,800,000  NEW YORK CITY NY TRANSITIONAL FINANCE AUTHORITY BUILDING AID CLASS A
               (TAX REVENUE, FIRST SECURITY BANK LOC)ss+/-                                 0.21        01/15/2037        14,800,000
   18,335,000  NEW YORK CONVENTION CENTER DEVELOPMENT CORPORATION FLOATER SERIES
               3095 (HOTEL OCCUPANCY TAX REVENUE, AMBAC INSURED)ss+/-++                    0.20        11/15/2044        18,335,000

                   Wells Fargo Advantage Money Market Funds 73


Portfolio of Investments--February 28, 2010

NATIONAL TAX-FREE MONEY MARKET FUND

  PRINCIPAL    SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
-------------  ---------------------------------------------------------------------  -------------  -------------  ---------------
NEW YORK (continued)
$  39,605,000  NEW YORK METROPOLITAN TRANSPORTATION AUTHORITY (TRANSPORTATION
               REVENUE, FIRST SECURITY BANK LOC)ss+/-                                      0.23%       11/15/2025   $    39,605,000
   16,170,000  NEW YORK NY CITY TRANSITIONAL FINANCE AUTHORITY NYC RECOVERY SERIES 1
               SUB 1C (INCOME TAX REVENUE)ss+/-                                            0.12        11/01/2022        16,170,000
   21,750,000  NEW YORK NY CITY TRANSITIONAL FINANCE AUTHORITY NYC RECOVERY SERIES 3
               (TAX REVENUE)ss+/-                                                          0.22        11/01/2022        21,750,000
      400,000  NEW YORK NY SERIES J4 (PROPERTY TAX REVENUE)ss+/-                           0.14        08/01/2028           400,000
   10,900,000  NEW YORK NY SERIES L5 (PROPERTY TAX REVENUE)ss+/-                           0.12        04/01/2035        10,900,000
    9,400,000  NEW YORK NY SUBSERIES B2 (PROPERTY TAX REVENUE, JPMORGAN CHASE BANK
               LOC)ss+/-                                                                   0.14        08/15/2018         9,400,000
   74,405,000  NEW YORK NY SUBSERIES E4 (OTHER REVENUE, FORTIS BANQUE LOC)ss+/-            0.18        03/01/2034        74,405,000
    6,700,000  NEW YORK NY SUBSERIES F4 (PROPERTY TAX REVENUE, ROYAL BANK OF
               SCOTLAND LOC)ss+/-                                                          0.18        09/01/2035         6,700,000
    3,500,000  PEMBROKE NY CENTRAL SCHOOL DISTRICT (PROPERTY TAX REVENUE, STATE AID
               WITHHOLDING)                                                                1.00        06/21/2010         3,502,268
    7,000,000  WATERVLIET CITY NY SCHOOL DISTRICT (PROPERTY TAX REVENUE, STATE AID
               WITHHOLDING)                                                                1.50        01/27/2011         7,044,820
                                                                                                                        348,005,144
                                                                                                                    ---------------
NORTH CAROLINA: 1.65%
   10,000,000  DURHAM COUNTY NC CTFS PARTICIPATION (OTHER REVENUE, SUNTRUST BANK
               LOC)ss+/-                                                                   0.19        06/01/2034        10,000,000
    6,000,000  NORTH CAROLINA CAPITAL FACILITIES FINANCE AGENCY CAMPBELL UNIVERSITY
               (COLLEGE & UNIVERSITY REVENUE, BRANCH BANKING & TRUST LOC)ss+/-             0.19        10/01/2034         6,000,000
    6,835,000  NORTH CAROLINA CAPITAL FACILITIES FINANCE AGENCY O'NEAL SCHOOL
               PROJECT (OTHER REVENUE, WACHOVIA BANK LOC)ss+/-(o)(o)                       0.18        09/01/2029         6,835,000
    1,045,000  NORTH CAROLINA EDUCATIONAL FACILITIES FINANCE AGENCY CHARLOTTE DAY
               SCHOOL (PRIVATE SCHOOL REVENUE, BANK OF AMERICA NA LOC)ss+/-                0.20        08/01/2020         1,045,000
   11,725,000  NORTH CAROLINA MEDICAL CARE COMMISSION CAROL WOODS PROJECT (HCFR,
               RADIAN INSURED)ss+/-                                                        0.13        04/01/2031        11,725,000
    9,115,000  NORTH CAROLINA MEDICAL CARE COMMISSION POOLED EQUIPMENT FINANCING
               PROJECT (HCFR, KBC BANK NV LOC)ss+/-                                        0.18        12/01/2025         9,115,000
    4,800,000  NORTH CAROLINA MEDICAL CARE COMMISSION UNIVERSITY HEALTH SYSTEM
               SERIES B1 (HCFR, BRANCH BANKING & TRUST LOC)ss+/-                           0.16        12/01/2036         4,800,000
   15,300,000  NORTH CAROLINA MEDICAL CARE COMMISSION UNIVERSITY HEALTH SYSTEM
               SERIES B2 (HCFR, BRANCH BANKING & TRUST LOC)ss+/-                           0.18        12/01/2036        15,300,000
    4,680,000  NORTH CAROLINA MEDICAL CARE COMMISSION WAYNE MEMORIAL HOSPITAL
               (HCFR, BRANCH BANKING & TRUST LOC)ss+/-                                     0.17        10/01/2036         4,680,000
    2,170,000  NORTH CAROLINA MEDICAL CARE COMMUNITY PRESBYTERIAN HOME PROJECT
               (HCFR, WACHOVIA BANK LOC)ss+/-(o)(o)                                        0.18        08/01/2024         2,170,000
    3,500,000  PIEDMONT TRIAD NC AIRPORT AUTHORITY SERIES A (AIRPORT REVENUE, BRANCH
               BANKING & TRUST LOC)ss+/-                                                   0.20        07/01/2032         3,500,000
                                                                                                                         75,170,000
                                                                                                                    ---------------
OHIO: 3.29%
    8,600,000  CLEVELAND OH AIRPORT SYSTEM SERIES D (AIRPORT REVENUE, KBC BANK NV
               LOC)ss+/-                                                                   0.28        01/01/2024         8,600,000
   11,365,000  CUYAHOGA COUNTY OH ECONOMIC DEVELOPMENT CLEVELAND BOTANICAL GARDENS
               PROJECT (COLLEGE & UNIVERSITY REVENUE, ALLIED IRISH BANK PLC
               LOC)ss+/-                                                                   0.49        07/01/2031        11,365,000
    5,400,000  CUYAHOGA COUNTY OH HOUSING CORPORATION SERIES A (COLLEGE & UNIVERSITY
               REVENUE, PNC BANK NA LOC)ss+/-                                              0.17        08/01/2042         5,400,000
    6,665,000  FRANKLIN COUNTY OH CHELSEA FIRST COMMUNITY VILLAGE PROJECT (HFFA
               REVENUE, BANK OF AMERICA NA LOC)ss+/-                                       0.20        03/01/2036         6,665,000
   15,555,000  FRANKLIN COUNTY OH HEALTH CARE FACILITIES MOTHER ANGELINE MCCRORY
               PROJECT (HCFR, ALLIED IRISH BANK PLC LOC)ss+/-                              0.50        04/01/2035        15,555,000
    9,025,000  FRANKLIN COUNTY OH US HEALTH CORPORATION SERIES A (HCFR, US BANK NA
               LOC)ss+/-                                                                   0.16        12/01/2021         9,025,000
    4,575,000  GEAUGA COUNTY OH SISTERS OF NOTRE DAME PROJECT (OTHER REVENUE,
               ALLIED IRISH BANK PLC LOC)ss+/-                                             0.54        08/01/2016         4,575,000
   12,390,000  HAMILTON COUNTY OH PARKING SYSTEM (OTHER REVENUE, JPMORGAN CHASE BANK
               LOC)ss+/-                                                                   0.20        12/01/2026        12,390,000
   22,350,000  LANCASTER OH PORT AUTHORITY (OTHER REVENUE)ss+/-                            0.19        05/01/2038        22,350,000

                  74 Wells Fargo Advantage Money Market Funds


                                     Portfolio of Investments--February 28, 2010

NATIONAL TAX-FREE MONEY MARKET FUND

  PRINCIPAL    SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
-------------  ---------------------------------------------------------------------  -------------  -------------  ---------------
OHIO (continued)
$  13,805,000  OHIO STATE HIGHER EDUCATION FACILITIES OHIO DOMINICAN UNIVERSITY
               PROJECT (OTHER REVENUE, JPMORGAN CHASE BANK LOC)ss+/-                      0.20%        12/01/2037   $    13,805,000
    9,800,000  PORTAGE COUNTY OH ROBINSON MEMORIAL HOSPITAL (HCFR, JPMORGAN CHASE
               BANK LOC)ss+/-                                                             0.23         09/01/2033         9,800,000
    2,810,000  WARREN COUNTY OH CINCINNATI ELECTRICITY CORPORATION PROJECT (IDR,
               BANK OF NOVA SCOTIA LOC)ss+/-                                              0.40         09/01/2015         2,810,308
   16,552,000  WARREN COUNTY OH HEALTH CARE FACILITIES OTTERBEIN HOMES SERIES B
               (HCFR, US BANK NA LOC)ss+/-                                                0.18         07/01/2023        16,552,000
   10,535,000  WASHINGTON COUNTY OH MARIETTA AREA HEALTH PROJECT (OTHER REVENUE,
               JPMORGAN CHASE BANK LOC)ss+/-                                              0.18         03/01/2033        10,535,000
                                                                                                                        149,427,308
                                                                                                                    ---------------
OKLAHOMA: 0.55%
    8,155,000  EDMOND OK ECONOMIC DEVELOPMENT AUTHORITY EDMOND PROJECT SERIES A
               (COLLEGE & UNIVERSITY REVENUE, ALLIED IRISH BANK PLC LOC)ss+/-             0.39         06/01/2031         8,155,000
    4,695,000  OKLAHOMA STATE IDA TEAL RIDGE MANOR CORPORATION PROJECT (HCFR, BANK
               OF AMERICA NA LOC)ss+/-                                                    0.50         11/01/2018         4,695,000
   10,090,000  OKLAHOMA STATE MUNICIPAL POWER AUTHORITY SERIES 1880 (ELECTRIC
               REVENUE, FGIC INSURED)ss+/-                                                0.40         01/01/2015        10,090,000
    2,100,000  OKLAHOMA TURNPIKE AUTHORITY (HIGHWAY TOLL REVENUE)ss+/-                    0.14         01/01/2028         2,100,000
                                                                                                                         25,040,000
                                                                                                                    ---------------
OREGON: 0.28%
    4,140,000  MEDFORD OR HOSPITAL FACILITIES AUTHORITY CASCADE MANOR PROJECT (HCFR,
               KBC BANK NV LOC)ss+/-                                                      0.17         07/01/2036         4,140,000
      800,000  MULTNOMAH COUNTY OR HOSPITAL FACILITIES AUTHORITY HOLLADAY PARK PLAZA
               PROJECT (HCFR, ALLIED IRISH BANK PLC LOC)ss+/-                             0.25         11/15/2033           800,000
    3,995,000  MULTNOMAH COUNTY OR HOSPITAL FACILITIES AUTHORITY OREGON BAPTIST
               RETIREMENT (HCFR, US BANK NA LOC)ss+/-                                     0.19         11/01/2034         3,995,000
    3,700,000  OREGON STATE FACILITIES AUTHORITY HAZELDEN SPRINGBROOK PROJECT A
               (OTHER REVENUE, ALLIED IRISH BANK PLC LOC)ss+/-                            0.55         11/01/2025         3,700,000
                                                                                                                         12,635,000
                                                                                                                    ---------------
OTHER: 0.23%
   10,475,000  PUTTABLE FLOATING OPTION TAX EXEMPT RECEIPTS 4202 (PROPERTY TAX
               REVENUE, FGIC INSURED)ss+/-                                                0.45         06/01/2034        10,475,000
                                                                                                                    ---------------
PENNSYLVANIA: 3.69%
   13,275,000  ALLEGHENY COUNTY PA HOSPITAL DEVELOPMENT AUTHORITY UPMC SENIOR LIVING
               CORPORATION (HCFR, FNMA INSURED)ss+/-                                      0.19         07/15/2028        13,275,000
   10,000,000  BEAVER COUNTY PA IDA ELECTRIC COMPANY PROJECT SERIES A (ELECTRIC
               POWER & LIGHT REVENUE, BANK OF NOVA SCOTIA LOC)ss+/-                       0.18         11/01/2020        10,000,000
   22,200,000  BEAVER COUNTY PA IDA FIRSTENERGY NUCLEAR SERIES B (IDR, CITIBANK NA
               LOC)ss+/-                                                                  0.17         12/01/2035        22,200,000
   10,000,000  BEAVER COUNTY PA IDA MET EDISON COMPANY PROJECT SERIES A (OTHER
               REVENUE, BANK OF SCOTLAND LOC)ss+/-                                        0.18         07/15/2021        10,000,000
    2,800,000  DELAWARE COUNTY PA AUTHORITY ELWYN PROJECT SERIES B (OTHER REVENUE,
               WACHOVIA BANK LOC)ss+/-(o)(o)                                              0.13         06/01/2020         2,800,000
   11,150,000  DEUTSCHE BANK SPEARS LIFERS TRUST DB-247 (OTHER REVENUE, AMBAC
               INSURED)ss+/-                                                              0.19         10/01/2025        11,150,000
    5,110,000  GROVE CITY PA AREA HOSPITAL AUTHORITY JOHN XXIII HOME PROJECT (HCFR,
               ALLIED IRISH BANK PLC LOC)ss+/-                                            0.54         02/01/2030         5,110,000
    3,135,000  LANCASTER COUNTY PA HOSPITAL AUTHORITY HEALTH SYSTEM LANCASTER
               GENERAL HOSPITAL (HOSPITAL REVENUE, BANK OF AMERICA NA LOC)ss+/-           0.20         07/01/2041         3,135,000
   10,320,000  LANCASTER COUNTY PA CONVENTION CENTER HOTEL ROOM RENT TAX (OTHER
               REVENUE, WACHOVIA BANK LOC)ss+/-(o)(o)                                     0.18         03/01/2047        10,320,000
    3,530,000  LANCASTER COUNTY PA HOSPITAL AUTHORITY MASONIC HOMES PROJECT SERIES A
               (HCFR, WACHOVIA BANK LOC)ss+/-(o)(o)                                       0.13         09/01/2031         3,530,000

                  Wells Fargo Advantage Money Market Funds 75


Portfolio of Investments--February 28, 2010

NATIONAL TAX-FREE MONEY MARKET FUND

  PRINCIPAL    SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
-------------  ---------------------------------------------------------------------  -------------  -------------  ---------------
PENNSYLVANIA (continued)
$   2,160,000  LANCASTER COUNTY PA HOSPITAL AUTHORITY MASONIC HOMES PROJECT SERIES B
               (HCFR, WACHOVIA BANK LOC)ss+/-(o)(o)                                       0.13%        05/01/2032   $     2,160,000
   15,095,000  LANCASTER COUNTY PA HOSPITAL AUTHORITY MASONIC HOMES PROJECT SERIES C
               (HCFR, WACHOVIA BANK LOC)ss+/-(o)(o)                                       0.13         11/01/2019        15,095,000
    7,250,000  PENNSYLVANIA STATE HEFAR HONEYSUCKLE STUDENT HOLDING SERIES A
               (COLLEGE & UNIVERSITY REVENUE, ALLIED IRISH BANK PLC LOC)ss+/-             0.29         07/01/2034         7,250,000
    4,170,000  PENNSYLVANIA STATE HEFAR STUDENT HOUSING REVENUE SERIES A (OTHER
               REVENUE, SOVEREIGN BANK FSB LOC)ss+/-                                      0.20         11/01/2036         4,170,000
    8,425,000  PHILADELPHIA PA AUTHORITY FOR INDUSTRIAL DEVELOPMENT CHESTNUT HILL
               COLLEGE SERIES B (EDUCATIONAL FACILITIES REVENUE, WACHOVIA BANK
               LOC)ss+/-(o)(o)                                                            0.28         10/01/2036         8,425,000
   20,000,000  PHILADELPHIA PA SCHOOL DISTRICT SUBSERIES A2 (PROPERTY TAX REVENUE,
               STATE AID WITHHOLDING)ss+/-                                                0.18         12/01/2030        20,000,000
    2,360,000  PUTTABLE FLOATING OPTION TAX-EXEMPT RECEIPTS SERIES P-FLOATS-MT-636
               (OTHER REVENUE, BANK OF AMERICA NA LOC)ss+/-++                             0.24         02/01/2031         2,360,000
    9,000,000  RBC MUNICIPAL PRODUCTS INCORPORATED TRUST SERIES C13 (HCFR, ROYAL
               BANK OF CANADA LOC)ss+/-++                                                 0.20         11/01/2011         9,000,000
    7,505,000  RBC MUNICIPAL PRODUCTS INCORPORATED TRUST SERIES E11 (HCFR, ROYAL
               BANK OF CANADA LOC)ss+/-++                                                 0.20         12/01/2011         7,505,000
                                                                                                                        167,485,000
                                                                                                                    ---------------
PUERTO RICO: 0.16%
    7,395,000  PUERTO RICO COMMONWEALTH HIGHWAY & TRANSPORTATION AUTHORITY SERIES A
               (FUEL SALES TAX REVENUE, BANK OF NOVA SCOTIA LOC)ss+/-                     0.20         07/01/2028         7,395,000
                                                                                                                    ---------------
SOUTH CAROLINA: 1.09%
    9,520,000  SOUTH CAROLINA EDUCATIONAL FACILITIES AUTHORITY FOR PRIVATE NONPROFIT
               INSTITUTIONS (OTHER REVENUE, BANK OF AMERICA NA LOC)ss+/-                  0.20         06/01/2025         9,520,000
    2,620,000  SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT AUTHORITY COLUMBIA JEWISH
               COMMUNITY CENTER (ECONOMIC DEVELOPMENT REVENUE, WACHOVIA BANK
               LOC)ss+/-(o)(o)                                                            0.28         12/01/2024         2,620,000
    8,300,000  SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT AUTHORITY ECONOMIC
               DEVELOPMENT REVENUE HEARTLAND HALL EPISCOPAL (IDR, WELLS FARGO BANK
               NA LOC)ss+/-(o)(o)                                                         0.18         08/01/2029         8,300,000
    6,000,000  SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT AUTHORITY GOODWILL
               INDUSTRIALS INCORPORATED PROJECT (HCFR, WACHOVIA BANK LOC)ss+/-(o)(o)      0.28         10/01/2032         6,000,000
    6,500,000  SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT AUTHORITY GREENVILLE BAPTIST
               PROJECT (HCFR, WACHOVIA BANK LOC)ss+/-(o)(o)                               0.18         10/01/2019         6,500,000
   12,260,000  SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT AUTHORITY WUREF DEVELOPMENT
               PROJECT SERIES A (COLLEGE & UNIVERSITY REVENUE, WACHOVIA BANK
               LOC)ss+/-(o)(o)                                                            0.18         07/01/2033        12,260,000
    4,540,000  SOUTH CAROLINA JOBS-ECONOMIC DEVELOPMENT AUTHORITY SC STATE
               UNIVERSITY HOUSING LLC SERIES A (COLLEGE & UNIVERSITY REVENUE, BANK
               OF AMERICA NA LOC)ss+/-                                                    0.20         03/01/2027         4,540,000
                                                                                                                         49,740,000
                                                                                                                    ---------------
SOUTH DAKOTA: 0.66%
    3,200,000  LAWRENCE COUNTY SD HOMESTAKE MINING SERIES B (IDR, BANK OF MONTREAL
               LOC)ss+/-                                                                  0.16         07/01/2032         3,200,000
    6,495,000  SOUTH DAKOTA HOUSING DEVELOPMENT AUTHORITY (MFHR, FNMA INSURED)ss+/-       0.20         02/15/2031         6,495,000
    8,000,000  SOUTH DAKOTA STATE HEFA REGIONAL HEALTH (OTHER REVENUE, US BANK NA
               LOC)ss+/-                                                                  0.14         09/01/2027         8,000,000
    7,500,000  SOUTH DAKOTA STATE HEFA SIOUX VALLEY HOSPITALS & HEALTH SERIES C
               (HCFR, US BANK NA LOC)ss+/-                                                0.19         11/01/2019         7,500,000
    4,800,000  SOUTH DAKOTA STATE HEFA SIOUX VALLEY SERIES B (HCFR, US BANK NA
               LOC)ss+/-                                                                  0.19         11/01/2034         4,800,000
                                                                                                                         29,995,000
                                                                                                                    ---------------
TENNESSEE: 1.49%
    6,450,000  BLOUNT COUNTY TN PUBLIC BUILDING AUTHORITY LOCAL GOVERNMENT PUBLIC
               IMPORT E1 SERIES A (OTHER REVENUE, BRANCH BANKING & TRUST LOC)ss+/-        0.19         06/01/2037         6,450,000
    5,910,000  CHATTANOOGA TN INDUSTRIAL DEVELOPMENT BOARD AQUARIUM PROJECT
               (RECREATIONAL REVENUE, BANK OF AMERICA NA LOC)ss+/-                        0.20         04/01/2024         5,910,000

                  76 Wells Fargo Advantage Money Market Funds


                                     Portfolio of Investments--February 28, 2010

NATIONAL TAX-FREE MONEY MARKET FUND

  PRINCIPAL    SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
-------------  ---------------------------------------------------------------------  -------------  -------------  ---------------
TENNESSEE (continued)
$  11,330,000  CHATTANOOGA TN INDUSTRIAL DEVELOPMENT BOARD SERIES 2055 (OTHER
               REVENUE, FIRST SECURITY BANK LOC)ss+/-                                     0.25%        04/01/2015   $    11,330,000
   19,985,000  METROPOLITAN GOVERNMENT NASHVILLE & DAVIDSON COUNTY TN STEWARTS FERRY
               APARTMENTS (IDR, FHLMC INSURED)ss+/-                                       0.20         01/01/2034        19,985,000
    3,300,000  MONTGOMERY COUNTY TN PUBLIC BUILDING AUTHORITY POOLED FINANCING LOAN
               POOL (OTHER REVENUE, BANK OF AMERICA NA LOC)ss+/-                          0.24         11/01/2027         3,300,000
    9,135,000  SEVIER COUNTY TN PUBLIC BUILDING AUTHORITY (OTHER REVENUE, ALLIED
               IRISH BANK PLC LOC)ss+/-                                                   0.40         06/01/2032         9,135,000
    4,775,000  SEVIER COUNTY TN PUBLIC BUILDING AUTHORITY LOCAL GOVERNMENT PUBLIC
               IMPROVEMENT SERIES A4 (OTHER REVENUE, KBC BANK NV LOC)ss+/-                0.17         06/01/2025         4,775,000
    6,690,000  SHELBY COUNTY TN INDUSTRIAL DEVELOPMENT BOARD YMCA PROJECTS (OTHER
               REVENUE, WACHOVIA BANK LOC)ss+/-(o)(o)                                     0.28         10/01/2022         6,690,000
                                                                                                                         67,575,000
                                                                                                                    ---------------
TEXAS: 5.41%
   12,165,000  AUSTIN TX SUBSERIES A (TAX REVENUE, DEXIA CREDIT LOCAL DE FRANCE
               LOC)ss+/-                                                                  0.20         11/15/2029        12,165,000
    6,400,000  BEXAR COUNTY TX HOUSING FINANCE CORPORATION VISTA MEADOWS PROJECT
               (HOUSING REVENUE, FHLMC INSURED)ss+/-                                      0.26         09/01/2036         6,400,000
    2,275,000  DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-514 (OTHER REVENUE,
               PERMANENT SCHOOL FUND GUARANTEED)ss+/-                                     0.23         02/15/2038         2,275,000
    9,380,000  DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DBE-526 (OTHER REVENUE, FGIC
               INSURED)ss+/-                                                              0.23         07/01/2026         9,380,000
    1,250,000  DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DBE-548 (OTHER REVENUE, FGIC
               INSURED)ss+/-                                                              0.23         11/15/2029         1,250,000
    1,800,000  FORT BEND TX INDEPENDENT SCHOOL DISTRICT SERIES 2852 (PROPERTY TAX
               REVENUE, PERMANENT SCHOOL FUND GUARANTEED)ss+/-++                          0.20         02/15/2016         1,800,000
    5,090,000  GALVESTON COUNTY TX HOUSING FINANCE CORPORATION VILLAGE BY THE SEA
               APARTMENTS PROJECT (HOUSING REVENUE, FNMA INSURED)ss+/-                    0.20         02/15/2032         5,090,000
    2,550,000  GULF COAST TX WASTE DISPOSAL AUTHORITY AMOCO OIL (RESOURCE RECOVERY
               REVENUE)ss+/-                                                              0.11         10/01/2017         2,550,000
   32,800,000  HARRIS COUNTY TX CULTURAL EDUCATION FACILITIES FINANCE CORPORATION
               HERMAN HEALTH SERIES D2 (HCFR, ALLIED IRISH BANK PLC LOC)ss+/-             0.45         06/01/2029        32,800,000
   14,700,000  HARRIS COUNTY TX CULTURAL EDUCATION FACILITIES FINANCE CORPORATION
               HERMANN HEALTH SERIES D1 (HCFR, JPMORGAN CHASE BANK LOC)ss+/-              0.18         06/01/2029        14,700,000
    1,800,000  HARRIS COUNTY TX CULTURAL EDUCATION FACILITIES FINANCE CORPORATION
               TEXAS MEDICAL CENTER SERIES A (HCFR, JPMORGAN CHASE BANK LOC)ss+/-         0.14         09/01/2031         1,800,000
    5,060,000  HARRIS COUNTY TX HEALTH FACILITIES DEVELOPMENT CORPORATION (OTHER
               REVENUE)ss+/-                                                              0.21         05/15/2016         5,060,000
   18,500,000  HARRIS COUNTY TX INDUSTRIAL DEVELOPMENT CORPORATION DEER PARK
               REFINING (RESOURCE RECOVERY REVENUE)ss+/-                                  0.14         03/01/2023        18,500,000
    5,900,000  HOUSTON TX UTILITY SYSTEM SERIES B4 (WATER & SEWER REVENUE, BANK OF
               AMERICA NA LOC)ss+/-                                                       0.19         05/15/2034         5,900,000
   13,415,000  HOUSTON TX UTILITY SYSTEM SERIES B5 (WATER & SEWER REVENUE, BANK OF
               AMERICA NA LOC)ss+/-                                                       0.19         05/15/2034        13,415,000
   10,000,000  HOUSTON TX WATER & SEWER SYSTEM (WATER & SEWER REVENUE, NATL-RE
               INSURED)ss+/-                                                              0.23         12/01/2023        10,000,000
    4,060,000  JUDSON TX INDEPENDENT SCHOOL DISTRICT (PROPERTY TAX REVENUE, ASSURED
               GUARANTY)ss+/-                                                             0.23         02/01/2031         4,060,000
    5,580,000  KENDALL COUNTY TX HEALTH FACILITIES DEVELOPMENT CORPORATION
               MORNINGSIDE MINISTRIES SERIES A (HCFR, ALLIED IRISH BANK PLC
               LOC)ss+/-                                                                  0.56         01/01/2041         5,580,000
    7,500,000  PANHANDLE TX REGIONAL HOUSING FINANCE CORPORATION JASON AVENUE
               RESIDENTIAL APARTMENTS (MFHR, FHLMC INSURED)ss+/-                          0.20         08/01/2041         7,500,000
      600,000  PORT ARTHUR TX NAVAL DISTRICT SERIES C (IDR)ss+/-                          0.16         04/01/2027           600,000
   30,860,000  PUTTABLE FLOATING OPTION TAX-EXEMPT RECEIPTS SERIES P-FLOATS-MT-636
               (HFFA)ss+/-++                                                              0.21         01/01/2028        30,860,000
   16,000,000  ROCKWALL TX INDEPENDENT SCHOOL DISTRICT (PROPERTY TAX REVENUE, DEXIA
               CREDIT LOCAL DE FRANCE LOC)ss+/-                                           0.34         08/01/2037        16,000,000
    3,440,000  SAN ANTONIO TX ELECTRIC & GAS (ELECTRIC, POWER & LIGHT
               REVENUE)ss+/-++                                                            0.20         02/01/2016         3,440,000
   13,900,000  TEXAS STATE DEPARTMENT OF HOUSING & COMMUNITY AFFAIRS COSTA IBIZA
               APARTMENTS (MFHR, FNMA INSURED)ss+/-                                       0.20         08/01/2041        13,900,000
   18,000,000  TEXAS STATE TRAN (OTHER REVENUE)                                           2.50         08/31/2010        18,182,058
    2,800,000  TYLER TX HEALTH FACILITIES DEVELOPMENT CORPORATION MOTHER FRANCES
               HOSPITAL SERIES B (HCFR, BANK OF AMERICA NA LOC)ss+/-                      0.20         07/01/2020         2,800,000
                                                                                                                        246,007,058
                                                                                                                    ---------------

                  Wells Fargo Advantage Money Market Funds 77


Portfolio of Investments--February 28, 2010

NATIONAL TAX-FREE MONEY MARKET FUND

  PRINCIPAL    SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
-------------  ---------------------------------------------------------------------  -------------  -------------  ---------------
UTAH: 0.21%
$   9,675,000  WEST JORDAN UT (HOUSING REVENUE, FNMA INSURED)ss+/-                        0.19%        12/01/2034   $     9,675,000
                                                                                                                    ---------------
VERMONT: 1.04%
    2,200,000  VERMONT EDUCATIONAL & HEALTH BUILDINGS FINANCING AGENCY BRATTLEBORO
               MEMORIAL HOSPITAL PROJECT A (HCFR, TD BANKNORTH NA LOC)ss+/-               0.13         10/01/2028         2,200,000
    9,120,000  VERMONT EDUCATIONAL & HEALTH BUILDINGS FINANCING AGENCY FLETCHER
               ALLEN HOSPITAL SERIES A (HCFR, TD BANKNORTH NA LOC)ss+/-                   0.16         12/01/2030         9,120,000
    3,140,000  VERMONT EDUCATIONAL & HEALTH BUILDINGS FINANCING AGENCY LANDMARK
               COLLEGE PROJECT SERIES A (COLLEGE & UNIVERSITY REVENUE, TD BANKNORTH
               NA LOC)ss+/-                                                               0.13         07/01/2033         3,140,000
    2,115,000  VERMONT EDUCATIONAL & HEALTH BUILDINGS FINANCING AGENCY NORTHEASTERN
               VERMONT REGIONAL HOSPITAL SERIES A (HCFR, TD BANKNORTH NA LOC)ss+/-        0.13         10/01/2029         2,115,000
   20,000,000  VERMONT EDUCATIONAL & HEALTH BUILDINGS FINANCING AGENCY VARIOUS
               NORWICH UNIVERSITY PROJECT (COLLEGE & UNIVERSITY REVENUE, TD
               BANKNORTH NA LOC)ss+/-                                                     0.18         09/01/2038        20,000,000
   10,585,000  VERMONT EDUCATIONAL & HEALTH BUILDINGS NORTH COUNTY HOSPITAL PROJECT
               A (HCFR, TD BANKNORTH NA LOC)ss+/-                                         0.13         10/01/2034        10,585,000
                                                                                                                         47,160,000
                                                                                                                    ---------------
VIRGINIA: 1.44%
      500,000  ALBERMARLE COUNTY VA ECONOMIC DEVELOPMENT AUTHORITY UNIVERSITY
               VIRGINIA HEALTH SERVICES FOUNDATION (HCFR, BANK OF AMERICA NA
               LOC)ss+/-                                                                  0.16         03/01/2039           500,000
    7,480,000  CAPITAL REGION AIRPORT COMMISSION VA SERIES B (AIRPORT REVENUE,
               WACHOVIA BANK LOC)ss+/-(o)(o)                                              0.18         06/01/2035         7,480,000
    5,000,000  FAIRFAX COUNTY VA IDA HEALTH CARE (INDUSTRIAL REVENUE)ss+/-                0.44         05/15/2039         5,000,000
   15,200,000  HANOVER COUNTY VA IDA COVENENT WOODS (HCFR, BRANCH BANKING & TRUST
               LOC)ss+/-                                                                  0.19         07/01/2029        15,200,000
   12,650,000  JAMES CITY COUNTY VA IDA CHAMBREL PROJECT (OTHER REVENUE, FNMA
               INSURED)ss+/-                                                              0.20         11/15/2032        12,650,000
    5,000,000  NORFOLK VA ECONOMIC DEVELOPMENT AUTHORITY (HCFR)ss+/-                      0.44         11/01/2034         5,000,000
      110,000  VIRGINIA COMMONWEALTH UNIVERSITY HEALTH SYSTEM AUTHORITY SERIES A
               (OTHER REVENUE, BRANCH BANKING & TRUST LOC)ss+/-                           0.12         07/01/2037           110,000
    6,665,000  VIRGINIA COMMONWEALTH UNIVERSITY HEALTH SYSTEM AUTHORITY SERIES B
               (HCFR, BRANCH BANKING & TRUST LOC)ss+/-                                    0.17         07/01/2037         6,665,000
   12,900,000  VIRGINIA SMALL BUSINESS FINANCING AUTHORITY FRIENDSHIP FOUNDATION
               (HCFR, WACHOVIA BANK LOC)ss+/-(o)(o)                                       0.18         07/01/2022        12,900,000
                                                                                                                         65,505,000
                                                                                                                    ---------------
WASHINGTON: 2.29%
    9,730,000  ECLIPSE FUNDING TRUST 2006-0002-SOLAR ECLIPSE-SEATTLE (WATER
               REVENUE, US BANK NA LOC)ss+/-                                              0.17         09/01/2029         9,730,000
    1,980,000  EVERETT WA (PROPERTY TAX REVENUE, BANK OF AMERICA NA LOC)ss+/-             0.25         12/01/2021         1,980,000
    6,930,000  KING CITY WA PUBLIC HOSPITAL DISTRICT #1 (PROPERTY TAX REVENUE,
               ASSURED GUARANTY)ss+/-                                                     0.23         12/01/2015         6,930,000
    5,005,000  KING COUNTY WA HOUSING AUTHORITY SERIES A (HOUSING REVENUE, FHLMC
               INSURED)ss+/-                                                              0.20         07/01/2035         5,005,000
    5,860,000  KING COUNTY WA SCHOOL DISTRICT #415 (PROPERTY TAX REVENUE, FIRST
               SECURITY BANK LOC)ss+/-                                                    0.45         12/01/2018         5,860,000
    7,920,000  SEATTLE WA (ELECTRIC REVENUE, FIRST SECURITY BANK LOC)ss+/-                0.21         03/02/2021         7,920,000
   12,530,000  SEATTLE WA WATER SYSTEM (WATER REVENUE, FIRST SECURITY BANK
               LOC)ss+/-++                                                                0.20         09/01/2012        12,530,000
   18,440,000  WASHINGTON HEFAR SEATTLE PACIFIC UNIVERSITY (COLLEGE & UNIVERSITY
               REVENUE, US BANK NA LOC)ss+/-                                              0.15         10/01/2030        18,440,000
    7,650,000  WASHINGTON STATE (COLLEGE & UNIVERSITY REVENUE, CITIBANK NA
               LOC)ss+/-++                                                                0.20         01/01/2016         7,650,000
   12,000,000  WASHINGTON STATE HEFAR UNIVERSITY OF PUGET SOUND SERIES B
               (COLLEGE & UNIVERSITY REVENUE, BANK OF AMERICA NA LOC)ss+/-                0.22         10/01/2036        12,000,000
    6,675,000  WASHINGTON STATE HEFAR UNIVERSITY PUGET SOUND PROJECT A PUTTABLE
               (COLLEGE & UNIVERSITY REVENUE, BANK OF AMERICA NA LOC)ss+/-                0.22         10/01/2030         6,675,000
    5,775,000  WASHINGTON STATE HOUSING FINANCE COMMISSION NONPROFIT TACOMA ART
               MUSEUM PROJECT (RECREATIONAL FACILITIES REVENUE, NORTHERN TRUST
               CORPORATION LOC)ss+/-                                                      0.13         06/01/2032         5,775,000
    3,400,000  WASHINGTON STATE SUNNYSIDE COMMUNITY HOSPITAL (HCFR, US BANK NA
               LOC)ss+/-                                                                  0.35         10/01/2017         3,400,000
                                                                                                                        103,895,000
                                                                                                                    ---------------

                  78 Wells Fargo Advantage Money Market Funds


                                     Portfolio of Investments--February 28, 2010

NATIONAL TAX-FREE MONEY MARKET FUND

  PRINCIPAL    SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
-------------  ---------------------------------------------------------------------  -------------  -------------  ---------------
WEST VIRGINIA: 0.70%
$  15,820,000  MONONGALIA COUNTY WV BUILDING COMMISSION SERIES A (HCFR, JPMORGAN
               CHASE BANK LOC)ss+/-                                                       0.20%        07/01/2040   $    15,820,000
    6,000,000  WEIRTON WV MUNICIPAL HOSPITAL BUILDING COMMISSION WEIRTON MEDICAL
               CENTER INCORPORATED (HCFR, PNC BANK NA LOC)ss+/-                           0.19         12/01/2031         6,000,000
   10,000,000  WEST VIRGINIA STATE HOSPITAL FINANCE AUTHORITY CABELL HOSPITAL SERIES
               A (HCFR, BRANCH BANKING & TRUST LOC)ss+/-                                  0.18         01/01/2034        10,000,000
                                                                                                                         31,820,000
                                                                                                                    ---------------
WISCONSIN: 2.38%
    7,750,000  MILWAUKEE WI RDA UNIVERSITY OF WISCONSIN KENILWORTH PROJECT (COLLEGE
               & UNIVERSITY REVENUE, US BANK NA LOC)ss+/-                                 0.20         09/01/2040         7,750,000
    6,000,000  WISCONSIN HEFA (HOSPITAL REVENUE, BANK OF AMERICA NA LOC)ss+/-             0.14         08/01/2030         6,000,000
   10,000,000  WISCONSIN HEFA ST. NORBERT COLLEGE INCORPORATED (COLLEGE & UNIVERSITY
               REVENUE, JPMORGAN CHASE BANK LOC)ss+/-                                     0.25         02/01/2038        10,000,000
    6,565,000  WISCONSIN STATE HEFA BELOIT MEMORIAL HOSPITAL INCORPORATED
               (HCFR, JPMORGAN CHASE BANK LOC)ss+/-                                       0.15         04/01/2036         6,565,000
   30,720,000  WISCONSIN STATE HEFA GUNDERSEN LUTHERAN SERIES B
               (HCFR, FIRST SECURITY BANK LOC)ss+/-                                       0.44         12/01/2029        30,720,000
    4,045,000  WISCONSIN STATE HEFA LAWRENCE UNIVERSITY (COLLEGE & UNIVERSITY
               REVENUE, JPMORGAN CHASE BANK LOC)ss+/-                                     0.21         02/01/2039         4,045,000
    2,400,000  WISCONSIN STATE HEFA ALVERNO COLLEGE PROJECT (COLLEGE & UNIVERSITY
               REVENUE, ALLIED IRISH BANK PLC LOC)ss+/-                                   0.24         11/01/2017         2,400,000
   10,745,000  WISCONSIN STATE HEFA CUSTODIAL RECEIPTS BELOIT COLLEGE (COLLEGE &
               UNIVERSITY REVENUE, XLCA INSURED)ss+/-                                     0.24         06/01/2037        10,745,000
    6,935,000  WISCONSIN STATE HEFA FORT HEALTHCARE INCORPORATED SERIES A (OTHER
               REVENUE, JPMORGAN CHASE BANK LOC)ss+/-                                     0.15         05/01/2037         6,935,000
   11,390,000  WISCONSIN STATE HEFA HESS MEMORIAL HOSPITAL INCORPORATED (HFFA
               REVENUE, US BANK NA LOC)ss+/-                                              0.21         05/01/2024        11,390,000
    1,100,000  WISCONSIN STATE HEFA LUTHERAN COLLEGE PROJECT (COLLEGE & UNIVERSITY
               REVENUE, US BANK NA LOC)ss+/-                                              0.14         06/01/2033         1,100,000
    6,375,000  WISCONSIN STATE HEFA MERITER RETIREMENT SERVICES SERIES B (OTHER
               REVENUE, US BANK NA LOC)ss+/-                                              0.25         03/01/2038         6,375,000
    3,940,000  WISCONSIN STATE HEFAR MERITER RETIREMENT SERVICES SERIES A (OTHER
               REVENUE, KBC BANK NV LOC)ss+/-                                             0.25         03/01/2038         3,940,000
                                                                                                                        107,965,000
                                                                                                                    ---------------
TOTAL MUNICIPAL BONDS & NOTES (COST $4,351,576,568)                                                                   4,351,576,568
                                                                                                                    ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $4,547,811,568)*                                                       100.11%                                  4,547,811,568
OTHER ASSETS AND LIABILITIES, NET                                             (0.11)                                     (5,194,778)
                                                                             ------                                 ---------------
TOTAL NET ASSETS                                                             100.00%                                $ 4,542,616,790
                                                                             ------                                 ---------------

----------
ss These securities are subject to a demand feature which reduces the effective maturity.

(o)(o) Credit enhancement is provided by a non-controlled affiliate.

+/-    Variable rate investments.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

* Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

                  Wells Fargo Advantage Money Market Funds 79


Portfolio of Investments--February 28, 2010

TREASURY PLUS MONEY MARKET FUND

  PRINCIPAL    SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
-------------  ---------------------------------------------------------------------  -------------  -------------  ---------------
US TREASURY SECURITIES: 15.48%
US TREASURY BILLS: 9.73%
$  25,000,000  US TREASURY BILL##                                                         0.25%        03/04/2010   $    24,999,479
      100,000  US TREASURY BILL##                                                         0.00         03/11/2010           100,000
  250,000,000  US TREASURY BILL##                                                         0.08         03/18/2010       249,991,146
   25,000,000  US TREASURY BILL##                                                         0.19         04/29/2010        24,992,420
   60,000,000  US TREASURY BILL##                                                         0.11         05/27/2010        59,984,050
  250,000,000  US TREASURY BILL##                                                         0.18         08/12/2010       249,795,000
   30,000,000  US TREASURY BILL##                                                         0.20         08/26/2010        29,971,075
                                                                                                                        639,833,170
                                                                                                                    ---------------
US TREASURY NOTES: 5.75%
  150,000,000  US TREASURY NOTE                                                           1.75         03/31/2010       150,206,250
  100,000,000  US TREASURY NOTE                                                           2.88         06/30/2010       100,867,091
  125,000,000  US TREASURY NOTE                                                           3.88         07/15/2010       126,685,985
                                                                                                                        377,759,326
                                                                                                                    ---------------
TOTAL US TREASURY SECURITIES (COST $1,017,592,496)                                                                    1,017,592,496
                                                                                                                    ---------------
REPURCHASE AGREEMENTS (z): 84.50%
  607,610,000  BARCLAYS CAPITAL INCORPORATED, DATED 02/26/2010, MATURITY VALUE
               $607,615,063 (1)                                                           0.10         03/01/2010       607,610,000
  802,000,000  BNP PARIBAS SECURITIES, DATED 02/26/2010, MATURITY VALUE
               $802,006,683 (2)                                                           0.10         03/01/2010       802,000,000
  268,000,000  CREDIT SUISSE FIRST BOSTON CORPORATION, DATED 02/26/2010,
               MATURITY VALUE $268,002,233 (3)                                            0.10         03/01/2010       268,000,000
  802,000,000  DEUTSCHE BANK SECURITIES, DATED 02/26/2010, MATURITY VALUE
               $802,006,683 (4)                                                           0.10         03/01/2010       802,000,000
  802,000,000  HSBC SECURITIES, DATED 02/26/2010, MATURITY VALUE
               $802,006,683 (5)                                                           0.10         03/01/2010       802,000,000
  535,000,000  JPMORGAN SECURITIES, DATED 02/26/2010, MATURITY VALUE
               $535,004,458 (6)                                                           0.10         03/01/2010       535,000,000
  669,000,000  MORGAN STANLEY & COMPANY, DATED 02/26/2010, MATURITY VALUE
               $669,005,575 (7)                                                           0.10         03/01/2010       669,000,000
  802,000,000  RBS SECURITIES, DATED 02/26/2010, MATURITY VALUE $802,006,683 (8)          0.10         03/01/2010       802,000,000
  268,000,000  UBS SECURITIES, DATED 02/26/2010, MATURITY VALUE $268,002,233 (9)          0.10         03/01/2010       268,000,000
TOTAL REPURCHASE AGREEMENTS (COST $5,555,610,000)                                                                     5,555,610,000
                                                                                                                    ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $6,573,202,496)*                                                        99.98%                                  6,573,202,496
OTHER ASSETS AND LIABILITIES, NET                                              0.02                                       1,290,265
                                                                             ------                                 ---------------
TOTAL NET ASSETS                                                             100.00%                                $ 6,574,492,761
                                                                             ------                                 ---------------

----------
##   Zero coupon security. Rate represents yield to maturity.

(z)  Collateralized by:

     (1)  U.S. government securities, 0.00% to 4.25%, 6/3/2010 to 5/15/2039, market value including accrued interest is $619,762,258.

     (2)  U.S. government securities, 2.625% to 4.375%, 12/15/2010 to 6/30/2014, market value including accrued interest is $818,040,019.

     (3)  U.S. government securities, 1.375% to 2.625%, 10/31/2010 to 4/30/2016, market value including accrued interest is $273,361,183.

     (4)  U.S. government securities, 0.00% to 3.13%, 2/10/2011 to 5/15/2019, market value including accrued interest is $818,040,044.

     (5)  U.S. government securities, 0.00% to 8.125%, 5/15/2010 to 2/15/2040, market value including accrued interest is $818,041,096.

     (6)  U.S. government securities, 0.875% to 3.625%, 4/30/2011 to 4/15/2028, market value including accrued interest is $545,704,148.

     (7)  U.S. government securities, 0.875% to 5.125%, 2/28/2011 to 6/30/2011, market value including accrued interest is $682,380,144.

     (8)  U.S. government securities, 1.75% to 3.875%, 1/15/2025 to 2/15/2040, market value including accrued interest is $818,041,304.

     (9)  U.S. government securities, 0.00%, 7/22/2010 to 8/26/2010, market value is $273,362,581.

* Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

                  80 Wells Fargo Advantage Money Market Funds


                                     Portfolio of Investments--February 28, 2010

100% TREASURY MONEY MARKET FUND

  PRINCIPAL    SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
-------------  ---------------------------------------------------------------------  -------------  -------------  ---------------
US TREASURY SECURITIES: 99.97%
US TREASURY BILLS: 98.48%
$ 200,000,000  US TREASURY BILL##                                                          0.02%       03/04/2010   $   199,999,750
  426,970,000  US TREASURY BILL##                                                          0.07        03/04/2010       426,967,433
  464,740,000  US TREASURY BILL##                                                          0.05        03/11/2010       464,735,329
  185,080,000  US TREASURY BILL##                                                          0.05        03/11/2010       185,077,301
   99,900,000  US TREASURY BILL##                                                          0.08        03/11/2010        99,897,780
  307,255,000  US TREASURY BILL##                                                          0.04        03/18/2010       307,249,196
  291,735,000  US TREASURY BILL##                                                          0.11        03/18/2010       291,726,118
  240,270,000  US TREASURY BILL##                                                          0.06        03/25/2010       240,261,259
  411,460,000  US TREASURY BILL##                                                          0.06        03/25/2010       411,443,542
  525,000,000  US TREASURY BILL##                                                          0.11        04/01/2010       524,962,865
  478,990,000  US TREASURY BILL##                                                          0.12        04/08/2010       478,951,737
   75,000,000  US TREASURY BILL##                                                          0.15        04/08/2010        74,988,125
  419,365,000  US TREASURY BILL##                                                          0.05        04/15/2010       419,339,192
  726,295,000  US TREASURY BILL##                                                          0.11        04/22/2010       726,214,114
  461,575,000  US TREASURY BILL##                                                          0.07        04/29/2010       461,521,303
  415,175,000  US TREASURY BILL##                                                          0.10        05/06/2010       415,108,594
  486,695,000  US TREASURY BILL##                                                          0.12        05/13/2010       486,585,008
   37,485,000  US TREASURY BILL##                                                          0.17        05/13/2010        37,472,078
  609,410,000  US TREASURY BILL##                                                          0.11        05/20/2010       609,265,373
   20,400,000  US TREASURY BILL##                                                          0.17        05/20/2010        20,392,520
  500,000,000  US TREASURY BILL##                                                          0.11        05/27/2010       499,867,083
   75,000,000  US TREASURY BILL##                                                          0.17        06/17/2010        74,962,875
   75,000,000  US TREASURY BILL##                                                          0.18        06/24/2010        74,957,474
  125,000,000  US TREASURY BILL##                                                          0.20        07/01/2010       124,917,396
  100,000,000  US TREASURY BILL##                                                          0.19        07/08/2010        99,933,708
  100,000,000  US TREASURY BILL##                                                          0.14        07/15/2010        99,949,000
   75,000,000  US TREASURY BILL##                                                          0.15        07/22/2010        74,955,313
   75,000,000  US TREASURY BILL##                                                          0.14        07/29/2010        74,956,250
   75,000,000  US TREASURY BILL##                                                          0.17        08/05/2010        74,946,031
   75,000,000  US TREASURY BILL##                                                          0.18        08/12/2010        74,940,208
   75,000,000  US TREASURY BILL##                                                          0.19        08/19/2010        74,934,094
   75,000,000  US TREASURY BILL##                                                          0.20        08/26/2010        74,927,688
                                                                                                                      8,306,405,737
                                                                                                                    ---------------
US TREASURY NOTES: 1.49%
   50,000,000  US TREASURY NOTE                                                            4.00        03/15/2010        50,075,944
   75,000,000  US TREASURY NOTE                                                            4.00        04/15/2010        75,354,159
                                                                                                                        125,430,103
                                                                                                                    ---------------
TOTAL US TREASURY SECURITIES (COST $8,431,835,840)                                                                    8,431,835,840
                                                                                                                    ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $8,431,835,840)*                                                        99.97%                                  8,431,835,840
OTHER ASSETS AND LIABILITIES, NET                                              0.03                                       2,175,254
                                                                             ------                                 ---------------
TOTAL NET ASSETS                                                             100.00%                                $ 8,434,011,094
                                                                             ------                                 ---------------

----------
##   Zero coupon security. Rate represents yield to maturity.

* Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

                                          THIS PAGE IS INTENTIONALLY LEFT BLANK.

                   82 Wells Fargo Advantage Money Market Funds


                         Statements of Assets and Liabilities--February 28, 2010

                                                                             California
                                                                              Municipal        Government
                                                                                Money         Money Market
                                                                             Market Fund          Fund
                                                                           --------------   ---------------
ASSETS
   Investments
      In securities ....................................................   $2,580,658,500   $15,382,238,882
      In repurchase agreements .........................................                0    11,428,670,000
                                                                           --------------   ---------------
   Total investments at value (see cost below) .........................    2,580,658,500    26,810,908,882
   Cash ................................................................       10,803,806           124,380
   Receivable from Fund shares issued ..................................            1,132            65,638
   Receivable for investment sold ......................................        1,405,000                 0
   Receivable for interest .............................................          619,702        14,957,125
   Prepaid expenses and other assets ...................................                0                 0
                                                                           --------------   ---------------
Total assets ...........................................................    2,593,488,140    26,826,056,025
                                                                           --------------   ---------------
LIABILITIES
   Payable for fund shares redeemed ....................................          113,538           453,779
   Payable for investment purchased ....................................       10,700,985                 0
   Dividends payable ...................................................            5,151           144,285
   Payable to affiliates ...............................................          388,312         2,725,750
   Accrued expenses and other liabilities ..............................          106,501            15,205
                                                                           --------------   ---------------
Total liabilities ......................................................       11,314,487         3,339,019
                                                                           --------------   ---------------
TOTAL NET ASSETS .......................................................   $2,582,173,653   $26,822,717,006
                                                                           ==============   ===============
NET ASSETS CONSIST OF
   Paid-in capital .....................................................   $2,582,179,568   $26,822,676,650
   Undistributed/(overdistributed) net investment income ...............           (1,037)           31,023
   Accumulated net realized gain (loss) on investments .................           (4,878)            9,333
   Net unrealized depreciation of investments ..........................                0                 0
                                                                           --------------   ---------------
TOTAL NET ASSETS .......................................................   $2,582,173,653   $26,822,717,006
                                                                           ==============   ===============
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE(1)
   Net assets - Class A ................................................   $1,948,312,942   $   777,461,877
   Shares outstanding - Class A ........................................    1,948,201,819       777,443,317
   Net asset value and offering price per share - Class A ..............   $         1.00   $          1.00
   Net assets - Class B ................................................               NA                NA
   Shares outstanding - Class B ........................................               NA                NA
   Net asset value and offering price per share - Class B ..............               NA                NA
   Net assets - Administrator Class ....................................               NA   $   788,478,456
   Shares outstanding - Administrator Class ............................               NA       788,465,487
   Net asset value and offering price per share - Administrator Class ..               NA   $          1.00
   Net assets - Institutional Class ....................................   $  236,353,047   $20,661,469,830
   Shares outstanding - Institutional Class ............................      236,373,718    20,661,551,513
   Net asset value and offering price per share - Institutional Class ..   $         1.00   $          1.00
   Net assets - Investor Class .........................................               NA                NA
   Shares outstanding - Investor Class .................................               NA                NA
   Net asset value and offering price per share - Investor Class .......               NA                NA
   Net assets - Service Class ..........................................   $  397,507,664   $ 4,595,306,843
   Shares outstanding - Service Class ..................................      397,551,487     4,595,254,535
   Net asset value and offering price per share - Service Class ........   $         1.00   $          1.00
                                                                           --------------   ---------------
Investment at cost .....................................................   $2,580,658,500   $26,810,908,882
                                                                           --------------   ---------------

----------
(1.)  Each Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

                   Wells Fargo Advantage Money Market Funds 83


Statements of Assets and Liabilities--February 28, 2010

  Minnesota                       Municipal       National       Treasury Plus    100% Treasury
Money Market    Money Market    Money Market   Tax-Free Money    Money Market     Money Market
    Fund            Fund            Fund         Market Fund         Fund             Fund
------------   --------------   ------------   --------------   --------------   --------------


$134,843,200   $6,240,511,404   $384,474,221   $4,547,811,568   $1,017,592,496   $8,431,835,840
           0      393,077,642              0                0    5,555,610,000                0
------------   --------------   ------------   --------------   --------------   --------------
 134,843,200    6,633,589,046    384,474,221    4,547,811,568    6,573,202,496    8,431,835,840
      79,960           96,209        111,621           88,334           54,591           51,100
           0        1,267,804        317,809        1,572,531            6,975        1,392,847
     590,000        1,790,000        415,000        2,655,000                0                0
      68,842        2,764,235        138,399        1,593,788        2,221,094        2,051,773
           0                0              0                0           24,646                0
------------   --------------   ------------   --------------   --------------   --------------
 135,582,002    6,639,507,294    385,457,050    4,553,721,221    6,575,509,802    8,435,331,560
------------   --------------   ------------   --------------   --------------   --------------

           0        1,889,741        208,893          368,103          546,839          856,974
           0       56,996,694      2,250,000       10,000,000                0                0
          41            2,313            206           47,222           33,145           36,674
      25,134        1,310,143         46,011          660,703          437,057          417,601
      23,660          330,458         22,424           28,403                0            9,217
------------   --------------   ------------   --------------   --------------   --------------
      48,835       60,529,349      2,527,534       11,104,431        1,017,041        1,320,466
------------   --------------   ------------   --------------   --------------   --------------
$135,533,167   $6,578,977,945   $382,929,516   $4,542,616,790   $6,574,492,761   $8,434,011,094
============   ==============   ============   ==============   ==============   ==============

$135,533,173   $6,595,244,129   $382,929,675   $4,542,590,541   $6,574,553,242   $8,433,935,115
           0              680              0               15           20,213                0
          (6)        (887,454)          (159)          26,234          (80,694)          75,979
           0      (15,379,410)             0                0                0                0
------------   --------------   ------------   --------------   --------------   --------------
$135,533,167   $6,578,977,945   $382,929,516   $4,542,616,790   $6,574,492,761   $8,434,011,094
============   ==============   ============   ==============   ==============   ==============

$135,533,167   $5,218,600,710             NA   $1,018,469,596   $1,600,618,520   $  272,399,014
 135,532,946    5,230,968,791             NA    1,018,454,312    1,600,700,454      272,342,045
$       1.00   $         1.00             NA   $         1.00   $         1.00   $         1.00
          NA   $  628,445,310             NA               NA               NA               NA
          NA      629,936,100             NA               NA               NA               NA
          NA   $         1.00             NA               NA               NA               NA
          NA               NA             NA   $  419,953,837   $  180,020,875               NA
          NA               NA             NA      419,910,729      180,020,981               NA
          NA               NA             NA   $         1.00   $         1.00               NA
          NA               NA   $128,955,789   $2,048,773,766   $4,091,490,011               NA
          NA               NA    128,955,806    2,048,795,499    4,091,659,366               NA
          NA               NA   $       1.00   $         1.00   $         1.00               NA
          NA   $  731,931,925   $253,973,727               NA               NA               NA
          NA      733,659,392    253,973,762               NA               NA               NA
          NA   $         1.00   $       1.00               NA               NA               NA
          NA               NA             NA   $1,055,419,591   $  702,363,355   $8,161,612,080
          NA               NA             NA    1,055,228,074      702,388,536    8,161,380,783
          NA               NA             NA   $         1.00   $         1.00   $         1.00
------------   --------------   ------------   --------------   --------------   --------------
$134,843,200   $6,648,968,456   $384,474,221   $4,547,811,568   $6,573,202,496   $8,431,835,840
------------   --------------   ------------   --------------   --------------   --------------

                   84 Wells Fargo Advantage Money Market Funds


                  Statements of Operations--For the Year Ended February 28, 2010

                                                                                               California Municipal     Government
                                                                                                   Money Market        Money Market
                                                                                                       Fund                Fund
                                                                                               --------------------   -------------
INVESTMENT INCOME
   Interest ................................................................................        $ 14,174,471       $104,269,629
                                                                                                    ------------       ------------
EXPENSES
   Advisory fees ...........................................................................           8,873,354         33,948,997
   Administration fees
      Fund level ...........................................................................           1,568,007         11,680,578
      Class A ..............................................................................           5,028,594          2,021,073
      Class B ..............................................................................                  NA                 NA
      Administration Class .................................................................                  NA          1,117,215
      Institutional Class ..................................................................             270,391         21,270,659
      Investor Class .......................................................................                  NA                 NA
      Service Class ........................................................................             614,762          6,389,746
   Custody fees ............................................................................             565,381          6,117,057
   Shareholder servicing fees
      Class A ..............................................................................           5,686,531          2,248,061
      Class B ..............................................................................                  NA                 NA
      Administrator Class ..................................................................                  NA          1,116,151
      Investor Class .......................................................................                  NA                 NA
      Service Class ........................................................................           1,275,842         13,311,970
   Accounting fees .........................................................................             176,790          1,749,118
   Distribution fees
      Class B ..............................................................................                  NA                 NA
   Professional fees .......................................................................              46,863             45,463
   Registration fees .......................................................................              11,090            921,075
   Shareholder reports .....................................................................             147,424          1,211,505
   Trustee fees ............................................................................              16,578             16,578
   Temporary guarantee program fee .........................................................           1,072,457          7,029,251
   Other fees and expenses .................................................................              72,606            767,508
                                                                                                    ------------       ------------
Total expenses .............................................................................          25,426,670        110,962,005
                                                                                                    ------------       ------------
LESS
   Waived fees and/or reimbursed expenses ..................................................         (12,698,317)       (34,613,797)
                                                                                                    ------------       ------------
   Net expenses ............................................................................          12,728,353         76,348,208
                                                                                                    ------------       ------------
   Net investment income ...................................................................           1,446,118         27,921,421
                                                                                                    ------------       ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
NET REALIZED GAINS OR LOSSES ON INVESTMENTS
Net realized gain (loss) from unaffiliated securities ......................................              (4,878)            43,897
Net increase from payment by an affiliate for losses realized on unaffiliated securities ...                   0                  0
                                                                                                    ------------       ------------
NET REALIZED GAIN (LOSS) ON INVESTMENTS ....................................................              (4,878)            43,897
NET CHANGE IN UNREALIZED APPRECIATION OF INVESTMENTS .......................................                   0                  0
                                                                                                    ------------       ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS .....................................              (4,878)            43,897
                                                                                                    ------------       ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .......................................        $  1,441,240       $ 27,965,318
                                                                                                    ============       ============

The accompanying notes are an integral part of these financial statements.

                   Wells Fargo Advantage Money Market Funds 85


Statements of Operations--For the Year Ended February 28, 2010

 Minnesota                     Municipal     National Tax-Free   Treasury Plus   100% Treasury
Money Market   Money Market   Money Market     Money Market       Money Market   Money Market
    Fund           Fund           Fund             Fund               Fund           Fund
------------   ------------   ------------   -----------------   -------------   -------------

 $  676,949    $ 50,552,938    $ 2,558,985      $27,055,521       $ 14,098,334    $ 12,397,059
 ----------    ------------    -----------      -----------       ------------    ------------

    390,799      21,549,255      1,251,442        5,305,688          8,158,338      18,591,325

     65,133       3,701,987        208,574        2,598,555          3,761,961       3,233,898
    286,586      14,043,719             NA        2,497,559          4,425,044         581,806
         NA       1,784,064             NA               NA                 NA              NA
         NA              NA             NA          498,556            128,460              NA
         NA              NA         98,149        1,849,468          4,191,681              NA
         NA       2,232,640        795,047               NA                 NA              NA
         NA              NA             NA        1,632,051            934,672       7,888,465
     22,827       1,439,954         73,318          954,411          1,455,196       1,155,620

    323,771      15,957,225             NA        2,836,566          5,004,989         598,889
         NA       2,024,893             NA               NA                 NA              NA
         NA              NA             NA          467,145            127,506              NA
         NA       2,028,791        733,624               NA                 NA              NA
         NA              NA             NA        3,400,106          1,942,205      16,370,751
     23,383         442,165         37,867          286,718            407,630         357,969

         NA       6,082,035             NA               NA                 NA              NA
     46,635          52,718         42,257           49,054             40,328          52,613
        903          14,793         28,694           44,597             49,950          56,350
     12,478       1,020,050          2,473          201,402            230,436         243,528
     16,578          16,578         16,578           16,578             16,578          16,578
     41,830       4,073,039         85,763        1,358,474            491,717         473,514
        762         178,099            848          143,099            205,080         206,607
 ----------    ------------    -----------      -----------       ------------    ------------
  1,231,685      76,642,005      3,374,634       24,140,027         31,571,771      49,827,913
 ----------    ------------    -----------      -----------       ------------    ------------

   (593,622)    (30,264,883)    (1,499,647)      (6,646,356)       (18,976,361)    (38,114,498)
 ----------    ------------    -----------      -----------       ------------    ------------
    638,063      46,377,122      1,874,987       17,493,671         12,595,410      11,713,415
 ----------    ------------    -----------      -----------       ------------    ------------
     38,886       4,175,816        683,998        9,561,850          1,502,924         683,644
 ----------    ------------    -----------      -----------       ------------    ------------


     17,517     (16,059,996)           (28)         329,201                  0         360,468
          0      16,267,085              0                0                  0               0
 ----------    ------------    -----------      -----------       ------------    ------------
     17,517         207,089            (28)         329,201                  0         360,468
          0      19,484,069              0                0                  0               0
 ----------    ------------    -----------      -----------       ------------    ------------
     17,517      19,691,158            (28)         329,201                  0         360,468
 ----------    ------------    -----------      -----------       ------------    ------------
 $   56,403    $ 23,866,974    $   683,970      $ 9,891,051       $  1,502,924    $  1,044,112
 ==========    ============    ===========      ===========       ============    ============

                   86 Wells Fargo Advantage Money Market Funds


                                             Statements of Changes in Net Assets

                                                                                                        CALIFORNIA
                                                                                              MUNICIPAL MONEY MARKET FUND
                                                                                         -------------------------------------
                                                                                              For the             For the
                                                                                             Year Ended          Year Ended
                                                                                         February 28, 2010   February 28, 2009
                                                                                         -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets ..............................................................    $ 4,371,522,330     $ 4,808,408,788
OPERATIONS
   Net investment income .............................................................          1,446,118          63,179,147
   Net realized gain (loss) on investments ...........................................             (4,878)            666,351
   Net change in unrealized appreciation (depreciation) of investments ...............                  0                   0
                                                                                          ---------------     ---------------
Net increase in net assets resulting from operations .................................          1,441,240          63,845,498
                                                                                          ---------------     ---------------
DISTRIBUTION TO SHAREHOLDERS FROM
   Net investment income
      Class A ........................................................................           (321,031)        (45,403,227)
      Class B ........................................................................                 NA                  NA
      Administrator Class ............................................................                 NA                  NA
      Institutional Class ............................................................           (765,282)         (4,676,760)
      Investor Class .................................................................                 NA                  NA
      Service Class ..................................................................           (359,805)        (13,097,748)
   Net realized gain on sales of investments
      Class A ........................................................................           (123,014)           (521,362)
      Class B ........................................................................                 NA                  NA
      Administration Class ...........................................................                 NA                  NA
      Institutional Class ............................................................            (17,769)            (45,226)
      Investor Class .................................................................                 NA                  NA
      Service Class ..................................................................            (27,272)           (130,023)
                                                                                          ---------------     ---------------
Total distribution to shareholders ...................................................         (1,614,173)        (63,874,346)
                                                                                          ---------------     ---------------
CAPITAL SHARES TRANSACTIONS
   Proceeds from shares sold - Class A ...............................................      2,402,281,400       4,548,812,448
   Reinvestment of distributions - Class A ...........................................            417,490          43,357,812
   Cost of shares redeemed - Class A .................................................     (3,746,180,886)     (5,137,690,921)
                                                                                          ---------------     ---------------
   Net decrease in net assets resulting from capital shares transactions - Class A ...     (1,343,481,996)       (545,520,661)
                                                                                          ---------------     ---------------
   Proceeds from shares sold - Class B ...............................................                 NA                  NA
   Reinvestment of distributions - Class B ...........................................                 NA                  NA
   Cost of shares redeemed - Class B .................................................                 NA                  NA
                                                                                          ---------------     ---------------
   Net decrease in net assets resulting from capital shares transactions - Class B ...                 NA                  NA
                                                                                          ---------------     ---------------
   Proceeds from shares sold - Administrator Class ...................................                 NA                  NA
   Reinvestment of distributions - Administrator Class ...............................                 NA                  NA
   Cost of shares redeemed - Administrator Class .....................................                 NA                  NA
                                                                                          ---------------     ---------------
   Net decrease in net assets resulting from capital shares transactions -
      Administrator Class                                                                              NA                  NA
                                                                                          ---------------     ---------------
   Proceeds from shares sold - Institutional Class ...................................      1,790,297,628       2,067,029,869
   Reinvestment of distributions - Institutional Class ...............................            464,816           3,288,168
   Cost of shares redeemed - Institutional Class .....................................     (1,924,963,024)     (1,699,743,739)
                                                                                          ---------------     ---------------
   Net increase (decrease) in net assets resulting from capital shares transactions -
      Institutional Class ............................................................       (134,200,580)        370,574,298
                                                                                          ---------------     ---------------
   Proceeds from shares sold - Investor Class ........................................                 NA                  NA
   Reinvestment of distributions - Investor Class ....................................                 NA                  NA
   Cost of shares redeemed - Investor Class ..........................................                 NA                  NA
                                                                                          ---------------     ---------------
   Net decrease in net assets resulting from capital shares transactions - Investor
      Class ....                                                                                       NA                  NA
                                                                                          ---------------     ---------------
   Proceeds from shares sold - Service Class .........................................        742,085,161       1,881,382,541
   Reinvestment of distributions - Service Class .....................................            108,140           4,343,250
   Cost of shares redeemed - Service Class ...........................................     (1,053,686,469)     (2,147,637,038)
                                                                                          ---------------     ---------------
   Net decrease in net assets resulting from capital shares transactions - Service
      Class ..........................................................................       (311,493,168)       (261,911,247)
                                                                                          ---------------     ---------------
Net increase (decrease) in net assets resulting from capital shares transactions -
   Total .............................................................................     (1,789,175,744)       (436,857,610)
                                                                                          ---------------     ---------------
NET INCREASE (DECREASE) IN NET ASSETS ................................................     (1,789,348,677)       (436,886,458)
                                                                                          ===============     ===============
ENDING NET ASSETS ....................................................................    $ 2,582,173,653     $ 4,371,522,330
                                                                                          ===============     ===============
Ending balance of undistributed/(overdistributed) net investment income ..............    $        (1,037)    $        (1,037)
                                                                                          ---------------     ---------------


The accompanying notes are an integral part of these financial statements.

                   Wells Fargo Advantage Money Market Funds 87

Statements of Changes in Net Assets


     GOVERNMENT MONEY MARKET FUND         MINNESOTA MONEY MARKET FUND                      MONEY MARKET FUND
-------------------------------------   -------------------------------------   -------------------------------------
     For the             For the             For the             For the             For the             For the
   Year Ended           Year Ended         Year Ended          Year Ended           Year Ended         Year Ended
February 28, 2010   February 28, 2009   February 28, 2010   February 28, 2009   February 28, 2010   February 28, 2009
-----------------   -----------------   -----------------   -----------------   -----------------   -----------------

$  51,618,895,393   $  33,481,429,832     $ 179,690,076       $ 182,600,793      $11,055,158,688     $14,024,326,939

       27,921,421         535,855,183            38,886           2,461,411            4,175,816         211,125,254
           43,897                   0            17,517              59,211              207,089          (1,094,544)
                0                   0                 0                   0           19,484,069         (25,758,290)
-----------------   -----------------     -------------       -------------      ---------------     ---------------
       27,965,318         535,855,183            56,403           2,520,622           23,866,974         184,272,420
-----------------   -----------------     -------------       -------------      ---------------     ---------------


          (91,755)        (18,051,861)          (38,886)         (2,461,411)          (3,393,805)       (180,061,437)
               NA                  NA                NA                  NA              (80,042)        (14,396,055)
         (315,227)        (22,654,121)               NA                  NA                   NA                  NA
      (26,978,458)       (412,700,215)               NA                  NA                   NA                  NA
               NA                  NA                NA                  NA             (701,288)        (16,667,762)
         (535,979)        (82,448,985)               NA                  NA                   NA                  NA

           (1,173)                  0           (63,082)                  0                    0            (268,106)
               NA                  NA                NA                  NA                    0             (37,205)
           (1,273)                  0                NA                  NA                   NA                  NA
          (25,269)                  0                NA                  NA                   NA                  NA
               NA                  NA                NA                  NA                    0             (26,372)
           (6,849)                  0                NA                  NA                   NA                  NA
-----------------   -----------------     -------------       -------------      ---------------     ---------------
      (27,955,983)       (535,855,182)         (101,968)         (2,461,411)          (4,175,135)       (211,456,937)
-----------------   -----------------     -------------       -------------      ---------------     ---------------

      372,562,738         497,947,772       308,250,015         513,786,048        2,932,633,470       5,746,864,409
           91,388          17,969,720            97,395           2,351,593            3,413,309         179,764,099
     (697,095,949)     (1,335,660,176)     (352,458,754)       (519,107,569)      (6,635,071,816)     (8,662,476,403)
-----------------   -----------------     -------------       -------------      ---------------     ---------------
     (324,441,823)       (819,742,684)      (44,111,344)         (2,969,928)      (3,699,025,037)     (2,735,847,895)
-----------------   -----------------     -------------       -------------      ---------------     ---------------
               NA                  NA                NA                  NA          928,457,413       1,410,480,981
               NA                  NA                NA                  NA               81,382          14,595,735
               NA                  NA                NA                  NA       (1,537,359,752)     (1,625,498,081)
-----------------   -----------------     -------------       -------------      ---------------     ---------------
               NA                  NA                NA                  NA         (608,820,957)       (200,421,365)
-----------------   -----------------     -------------       -------------      ---------------     ---------------
    6,962,786,773       6,463,393,720                NA                  NA                   NA                  NA
          168,503          12,735,719                NA                  NA                   NA                  NA
   (7,954,771,554)     (6,640,270,464)               NA                  NA                   NA                  NA
-----------------   -----------------     -------------       -------------      ---------------     ---------------

     (991,816,278)       (164,141,025)               NA                  NA                   NA                  NA
-----------------   -----------------     -------------       -------------      ---------------     ---------------
  151,931,715,902     194,237,357,815                NA                  NA                   NA                  NA
       13,377,226         216,904,092                NA                  NA                   NA                  NA
 (173,677,551,165)   (175,325,662,671)               NA                  NA                   NA                  NA
-----------------   -----------------     -------------       -------------      ---------------     ---------------

  (21,732,458,037)     19,128,599,236                NA                  NA                   NA                  NA
-----------------   -----------------     -------------       -------------      ---------------     ---------------
               NA                  NA                NA                  NA          380,245,373         730,678,302
               NA                  NA                NA                  NA              684,872          16,390,150
               NA                  NA                NA                  NA         (568,956,833)       (752,782,926)
-----------------   -----------------     -------------       -------------      ---------------     ---------------

               NA                  NA                NA                  NA         (188,026,588)         (5,714,474)
-----------------   -----------------     -------------       -------------      ---------------     ---------------
   31,167,330,727      38,386,241,975                NA                  NA                   NA                  NA
           65,367          12,105,979                NA                  NA                   NA                  NA
  (32,914,867,678)    (38,405,597,921)               NA                  NA                   NA                  NA
-----------------   -----------------     -------------       -------------      ---------------     ---------------

   (1,747,471,584)         (7,249,967)               NA                  NA                   NA                  NA
-----------------   -----------------     -------------       -------------      ---------------     ---------------

  (24,796,187,722)     18,137,465,560       (44,111,344)         (2,969,928)      (4,495,872,582)     (2,941,983,734)
-----------------   -----------------     -------------       -------------      ---------------     ---------------
  (24,796,178,387)     18,137,465,561       (44,156,909)         (2,910,717)      (4,476,180,743)     (2,969,168,251)
=================   =================     =============       =============      ===============     ===============
$  26,822,717,006   $  51,618,895,393     $ 135,533,167       $ 179,690,076      $ 6,578,977,945     $11,055,158,688
=================   =================     =============       =============      ===============     ===============
$          31,023   $          31,021     $           0       $           0      $           680     $            (1)
-----------------   -----------------     -------------       -------------      ---------------     ---------------

                   88 Wells Fargo Advantage Money Market Funds


                                             Statements of Changes in Net Assets

                                                                                              CALIFORNIA MUNICIPAL MONEY MARKET FUND
                                                                                              --------------------------------------
                                                                                                    For the             For the
                                                                                                   Year Ended          Year Ended
                                                                                               February 28, 2010   February 28, 2009
                                                                                               -----------------   -----------------
SHARES ISSUED AND REDEEMED
   Shares sold - Class A ..................................................................       2,402,281,400       4,548,812,448
   Shares issued in reinvestment of distributions - Class A ...............................             417,490          43,357,812
   Shares redeemed - Class A ..............................................................      (3,746,180,886)     (5,137,690,921)
                                                                                                 --------------      --------------
   Net decrease in shares outstanding - Class A ...........................................      (1,343,481,996)       (545,520,661)
                                                                                                 --------------      --------------
   Shares sold - Class B ..................................................................                  NA                  NA
   Shares issued in reinvestment of distributions - Class B ...............................                  NA                  NA
   Shares redeemed - Class B ..............................................................                  NA                  NA
                                                                                                 --------------      --------------
   Net decrease in shares outstanding - Class B ...........................................                  NA                  NA
                                                                                                 --------------      --------------
   Shares sold - Administrator Class ......................................................                  NA                  NA
   Shares issued in reinvestment of distributions - Administrator Class ...................                  NA                  NA
   Shares redeemed - Administrator Class ..................................................                  NA                  NA
                                                                                                 --------------      --------------
   Net decrease in shares outstanding - Administrator Class ...............................                  NA                  NA
                                                                                                 --------------      --------------
   Shares sold - Institutional Class ......................................................       1,790,297,628       2,067,029,869
   Shares issued in reinvestment of distributions - Institutional Class ...................             464,816           3,288,168
   Shares redeemed - Institutional Class ..................................................      (1,924,963,024)     (1,699,743,739)
                                                                                                 --------------      --------------
   Net increase (decrease) in shares outstanding - Institutional Class ....................        (134,200,580)        370,574,298
                                                                                                 --------------      --------------
   Shares sold - Investor Class ...........................................................                  NA                  NA
   Shares issued in reinvestment of distributions - Investor Class ........................                  NA                  NA
   Shares redeemed - Investor Class .......................................................                  NA                  NA
                                                                                                 --------------      --------------
   Net decrease in shares outstanding - Investor Class ....................................                  NA                  NA
                                                                                                 --------------      --------------
   Shares sold - Service Class ............................................................         742,085,161       1,881,382,541
   Shares issued in reinvestment of distributions - Service Class .........................             108,140           4,343,250
   Shares redeemed - Service Class ........................................................      (1,053,686,469)     (2,147,637,038)
                                                                                                 --------------      --------------
   Net decrease in shares outstanding - Service Class .....................................        (311,493,168)       (261,911,247)
                                                                                                 --------------      --------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARES TRANSACTIONS ..      (1,789,175,744)       (436,857,610)
                                                                                                 ==============      ==============

The accompanying notes are an integral part of these financial statements.

                   Wells Fargo Advantage Money Market Funds 89


Statements of Changes in Net Assets

     GOVERNMENT MONEY MARKET FUND            MINNESOTA MONEY MARKET FUND                  MONEY MARKET FUND
-------------------------------------   -------------------------------------   -------------------------------------
     For the             For the             For the             For the             For the             For the
    Year Ended          Year Ended          Year Ended          Year Ended          Year Ended          Year Ended
February 28, 2010   February 28, 2009   February 28, 2010   February 28, 2009   February 28, 2010   February 28, 2009
-----------------   -----------------   -----------------   -----------------   -----------------   -----------------

     372,562,738         497,947,772       308,250,015         513,786,047        2,932,633,470       5,746,863,613
          91,388          17,969,720            97,395           2,351,593            3,413,309         179,764,099
    (697,095,949)     (1,335,660,176)     (352,458,754)       (519,107,569)      (6,635,071,816)     (8,662,476,403)
----------------    ----------------      ------------        ------------       --------------      --------------
    (324,441,823)       (819,742,684)      (44,111,344)         (2,969,929)      (3,699,025,037)     (2,735,848,691)
----------------    ----------------      ------------        ------------       --------------      --------------
              NA                  NA                NA                  NA          928,457,413       1,410,480,980
              NA                  NA                NA                  NA               81,382          14,595,735
              NA                  NA                NA                  NA       (1,537,359,752)     (1,625,498,080)
----------------    ----------------      ------------        ------------       --------------      --------------
              NA                  NA                NA                  NA         (608,820,957)       (200,421,365)
----------------    ----------------      ------------        ------------       --------------      --------------
   6,962,786,773       6,463,393,720                NA                  NA                   NA                  NA
         168,503          12,735,719                NA                  NA                   NA                  NA
  (7,954,771,554)     (6,640,270,464)               NA                  NA                   NA                  NA
----------------    ----------------      ------------        ------------       --------------      --------------
    (991,816,278)       (164,141,025)               NA                  NA                   NA                  NA
----------------    ----------------      ------------        ------------       --------------      --------------
 151,931,715,902     194,237,357,816                NA                  NA                   NA                  NA
      13,377,226         216,904,092                NA                  NA                   NA                  NA
(173,677,551,165)   (175,325,662,671)               NA                  NA                   NA                  NA
----------------    ----------------      ------------        ------------       --------------      --------------
 (21,732,458,037)     19,128,599,237                NA                  NA                   NA                  NA
----------------    ----------------      ------------        ------------       --------------      --------------
              NA                  NA                NA                  NA          380,245,373         730,678,181
              NA                  NA                NA                  NA              684,872          16,390,150
              NA                  NA                NA                  NA         (568,956,833)       (752,782,936)
----------------    ----------------      ------------        ------------       --------------      --------------
              NA                  NA                NA                  NA         (188,026,588)         (5,714,605)
----------------    ----------------      ------------        ------------       --------------      --------------
  31,167,330,727      38,386,241,975                NA                  NA                   NA                  NA
          65,367          12,105,979                NA                  NA                   NA                  NA
 (32,914,867,678)    (38,405,597,921)               NA                  NA                   NA                  NA
----------------    ----------------      ------------        ------------       --------------      --------------
  (1,747,471,584)         (7,249,967)               NA                  NA                   NA                  NA
----------------    ----------------      ------------        ------------       --------------      --------------
 (24,796,187,722)     18,137,465,561       (44,111,344)         (2,969,929)      (4,495,872,582)     (2,941,984,661)
================    ================      ============        ============       ==============      ==============

                   90 Wells Fargo Advantage Money Market Funds


                                             Statements of Changes in Net Assets

                                                                                        MUNICIPAL MONEY MARKET FUND
                                                                                   -------------------------------------
                                                                                        For the             For the
                                                                                       Year Ended          Year Ended
                                                                                   February 28, 2010   February 28, 2009
                                                                                   -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets ........................................................     $ 390,783,207       $ 388,515,904
OPERATIONS
   Net investment income .......................................................           683,998           6,267,957
   Net realized gain (loss) on investments .....................................               (28)                413
                                                                                     -------------       -------------
Net increase in net assets resulting from operations ...........................           683,970           6,268,370
                                                                                     -------------       -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income
      Class A ..................................................................                NA                  NA
      Administrator Class ......................................................                NA                  NA
      Institutional Class ......................................................          (390,112)           (489,012)
      Investor Class ...........................................................          (293,889)         (5,778,945)
      Service Class ............................................................                NA                  NA
   Net realized gain on sales of investments
      Class A ..................................................................                NA                  NA
      Administrator Class ......................................................                NA                  NA
      Institutional Class ......................................................                 0                   0
      Service Class ............................................................                NA                  NA
                                                                                     -------------       -------------
Total distribution to shareholders .............................................          (684,001)         (6,267,957)
                                                                                     -------------       -------------
CAPITAL SHARES TRANSACTIONS
   Proceeds from shares sold - Class A .........................................                NA                  NA
   Reinvestment of distributions - Class A .....................................                NA                  NA
   Cost of shares redeemed - Class A ...........................................                NA                  NA
                                                                                     -------------       -------------
   Net increase (decrease) in net assets resulting from capital shares
      transactions - Class A ...................................................                NA                  NA
                                                                                     -------------       -------------
   Proceeds from shares sold - Administrator Class .............................                NA                  NA
   Reinvestment of distributions - Administrator Class .........................                NA                  NA
   Cost of shares redeemed - Administrator Class ...............................                NA                  NA
                                                                                     -------------       -------------
   Net increase (decrease) in net assets resulting from capital shares
      transactions - Administrator Class .......................................                NA                  NA
                                                                                     -------------       -------------
   Proceeds from shares sold - Institutional Class .............................       438,013,289         152,067,708
   Reinvestment of distributions - Institutional Class .........................           387,606             466,151
   Cost of shares redeemed - Institutional Class ...............................      (359,115,841)       (102,863,106)
                                                                                     -------------       -------------
   Net increase (decrease) in net assets resulting from capital shares
      transactions - Institutional Class .......................................        79,285,054          49,670,753
                                                                                     -------------       -------------
   Proceeds from shares sold - Investor Class ..................................       102,788,396         279,131,426
   Reinvestment of distributions - Investor Class ..............................           288,439           5,623,380
   Cost of shares redeemed - Investor Class ....................................      (190,215,549)       (332,158,669)
                                                                                     -------------       -------------
   Net decrease in net assets resulting from capital shares transactions -
      Investor Class ...........................................................       (87,138,714)        (47,403,863)
                                                                                     -------------       -------------
   Proceeds from shares sold - Service Class ...................................                NA                  NA
   Reinvestment of distributions - Service Class ...............................                NA                  NA
   Cost of shares redeemed - Service Class .....................................                NA                  NA
                                                                                     -------------       -------------
   Net increase (decrease) in net assets resulting from capital shares
      transactions - Service Class .............................................                NA                  NA
                                                                                     -------------       -------------
Net increase (decrease) in net assets resulting from capital shares transactions
   - Total .....................................................................        (7,853,660)          2,266,890
                                                                                     -------------       -------------
NET INCREASE (DECREASE) IN NET ASSETS ..........................................        (7,853,691)          2,267,303
                                                                                     =============       =============
ENDING NET ASSETS ..............................................................     $ 382,929,516       $ 390,783,207
                                                                                     =============       =============
Ending balance of undistributed/(overdistributed) net investment income ........     $           0       $           3
                                                                                     -------------       -------------

The accompanying notes are an integral part of these financial statements.

                   Wells Fargo Advantage Money Market Funds 91


Statements of Changes in Net Assets

 NATIONAL TAX-FREE MONEY MARKET FUND       TREASURY PLUS MONEY MARKET FUND         100% TREASURY MONEY MARKET FUND
-------------------------------------   -------------------------------------   -------------------------------------
     For the             For the             For the             For the             For the             For the
    Year Ended          Year Ended          Year Ended          Year Ended          Year Ended          Year Ended
February 28, 2010   February 28, 2009   February 28, 2010   February 28, 2009   February 28, 2010   February 28, 2009
-----------------   -----------------   -----------------   -----------------   -----------------   -----------------

 $ 6,341,982,747    $ 5,158,034,269     $  8,569,692,575    $  6,774,952,740    $  7,947,801,874    $  6,337,429,815

       9,561,850         95,033,256            1,502,924          66,685,987             683,644          55,720,253
         329,201            723,479                    0                   0             360,468           2,323,870
 ---------------    ---------------     ----------------    ----------------    ----------------    ----------------
       9,891,051         95,756,735            1,502,924          66,685,987           1,044,112          58,044,123
 ---------------    ---------------     ----------------    ----------------    ----------------    ----------------


        (556,154)       (20,489,704)            (202,070)        (19,300,283)            (26,382)         (2,207,216)
        (910,229)        (8,905,643)             (12,911)           (614,370)                 NA                  NA
      (6,501,763)       (39,431,748)          (1,209,797)        (35,734,600)                 NA                  NA
              NA                 NA                   NA                  NA                  NA                  NA
      (1,593,687)       (26,206,163)             (78,147)        (11,036,735)           (657,259)        (53,513,039)

         (84,941)          (293,961)                   0                   0             (61,610)            (35,390)
         (38,014)           (96,168)                   0                   0                  NA                  NA
        (169,665)          (359,482)                   0                   0                  NA                  NA
         (90,859)          (330,682)                   0                   0          (1,569,437)           (976,855)
 ---------------    ---------------     ----------------    ----------------    ----------------    ----------------
      (9,945,312)       (96,113,551)          (1,502,925)        (66,685,988)         (2,314,688)        (56,732,500)
 ---------------    ---------------     ----------------    ----------------    ----------------    ----------------

   1,205,818,801      2,123,658,304        9,129,776,256      16,042,997,923         373,885,007         792,379,687
         644,234         20,254,527               71,085           5,484,813              85,089           2,185,272
  (1,756,338,646)    (2,137,935,035)     (10,011,375,553)    (16,202,411,965)       (407,974,452)       (786,394,353)
 ---------------    ---------------     ----------------    ----------------    ----------------    ----------------

    (549,875,611)         5,977,796         (881,528,212)       (153,929,229)        (34,004,356)          8,170,606
 ---------------    ---------------     ----------------    ----------------    ----------------    ----------------
     470,840,097        634,488,238          580,986,791         621,596,071                  NA                  NA
         916,869          8,739,557               12,674             613,450                  NA                  NA
    (569,314,030)      (643,344,000)        (533,401,775)       (489,786,230)                 NA                  NA
 ---------------    ---------------     ----------------    ----------------    ----------------    ----------------

     (97,557,064)          (116,205)          47,597,690         132,423,291                  NA                  NA
 ---------------    ---------------     ----------------    ----------------    ----------------    ----------------
   8,019,262,600     10,580,163,832       35,941,648,948      44,427,682,682                  NA                  NA
       3,701,725         19,983,612              530,506          14,105,020                  NA                  NA
  (8,355,250,035)    (9,622,792,083)     (36,943,126,319)    (42,300,759,328)                 NA                  NA
 ---------------    ---------------     ----------------    ----------------    ----------------    ----------------

    (332,285,710)       977,355,361       (1,000,946,865)      2,141,028,374                  NA                  NA
 ---------------    ---------------     ----------------    ----------------    ----------------    ----------------
              NA                 NA                   NA                  NA                  NA                  NA
              NA                 NA                   NA                  NA                  NA                  NA
              NA                 NA                   NA                  NA                  NA                  NA
 ---------------    ---------------     ----------------    ----------------    ----------------    ----------------

              NA                 NA                   NA                  NA                  NA                  NA
 ---------------    ---------------     ----------------    ----------------    ----------------    ----------------
   1,614,119,092      2,883,412,321        7,688,485,834      13,764,905,639      18,506,252,685      36,467,177,144
         248,690          4,852,802                8,743             948,304             757,091           9,944,383
  (2,433,961,093)    (2,687,176,781)      (7,848,817,003)    (14,090,636,543)    (17,985,525,624)    (34,876,231,697)
 ---------------    ---------------     ----------------    ----------------    ----------------    ----------------

    (819,593,311)       201,088,342         (160,322,426)       (324,782,600)        521,484,152       1,600,889,830
 ---------------    ---------------     ----------------    ----------------    ----------------    ----------------

  (1,799,311,696)     1,184,305,294       (1,995,199,813)      1,794,739,836         487,479,796       1,609,060,436
 ---------------    ---------------     ----------------    ----------------    ----------------    ----------------
  (1,799,365,957)     1,183,948,478       (1,995,199,814)      1,794,739,835         486,209,220       1,610,372,059
 ===============    ===============     ================    ================    ================    ================
 $ 4,542,616,790    $ 6,341,982,747     $  6,574,492,761    $  8,569,692,575    $  8,434,011,094    $  7,947,801,874
 ===============    ===============     ================    ================    ================    ================
 $            15    $            (2)    $         20,213    $         20,214    $              0    $        203,584
 ---------------    ---------------     ----------------    ----------------    ----------------    ----------------

                   92 Wells Fargo Advantage Money Market Funds


                                             Statements of Changes in Net Assets

                                                                                                   MUNICIPAL MONEY MARKET FUND
                                                                                              -------------------------------------
                                                                                                   For the             For the
                                                                                                  Year Ended          Year Ended
                                                                                              February 28, 2010   February 28, 2009
                                                                                              -----------------   -----------------
SHARES ISSUED AND REDEEMED
   Shares sold - Class A ..................................................................               NA                  NA
   Shares issued in reinvestment of distributions - Class A ...............................               NA                  NA
   Shares redeemed - Class A ..............................................................               NA                  NA
                                                                                                ------------        ------------
   Net increase (decrease) in shares outstanding - Class A ................................               NA                  NA
                                                                                                ------------        ------------
   Shares sold - Administrator Class ......................................................               NA                  NA
   Shares issued in reinvestment of distributions - Administrator Class ...................               NA                  NA
   Shares redeemed - Administrator Class ..................................................               NA                  NA
                                                                                                ------------        ------------
   Net increase (decrease) in shares outstanding - Administrator Class ....................               NA                  NA
                                                                                                ------------        ------------
   Shares sold - Institutional Class ......................................................      438,013,289         152,067,708
   Shares issued in reinvestment of distributions - Institutional Class ...................          387,606             466,151
   Shares redeemed - Institutional Class ..................................................     (359,115,841)       (102,863,106)
                                                                                                ------------        ------------
   Net increase (decrease) in shares outstanding - Institutional Class ....................       79,285,054          49,670,753
                                                                                                ------------        ------------
   Shares sold - Investor Class ...........................................................      102,788,396         279,131,426
   Shares issued in reinvestment of distributions - Investor Class ........................          288,439           5,623,380
   Shares redeemed - Investor Class .......................................................     (190,215,549)       (332,158,669)
                                                                                                ------------        ------------
   Net decrease in shares outstanding - Investor Class ....................................      (87,138,714)        (47,403,863)
                                                                                                ------------        ------------
   Shares sold - Service Class ............................................................               NA                  NA
   Shares issued in reinvestment of distributions - Service Class .........................               NA                  NA
   Shares redeemed - Service Class ........................................................               NA                  NA
                                                                                                ------------        ------------
   Net increase (decrease) in shares outstanding - Service Class ..........................               NA                  NA
                                                                                                ------------        ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARES TRANSACTIONS ..       (7,853,660)          2,266,890
                                                                                                ============        ============

The accompanying notes are an integral part of these financial statements.

                   Wells Fargo Advantage Money Market Funds 93


Statements of Changes in Net Assets

 NATIONAL TAX-FREE MONEY MARKET FUND       TREASURY PLUS MONEY MARKET FUND         100% TREASURY MONEY MARKET FUND
-------------------------------------   -------------------------------------   -------------------------------------
     For the             For the             For the             For the             For the             For the
    Year Ended          Year Ended          Year Ended          Year Ended          Year Ended          Year Ended
February 28, 2010   February 28, 2009   February 28, 2010   February 28, 2009   February 28, 2010   February 28, 2009
-----------------   -----------------   -----------------   -----------------   -----------------   -----------------

  1,205,818,801       2,123,658,304       9,129,776,256       16,042,997,923         373,885,007         792,379,688
        644,234          20,254,527              71,085            5,484,813              85,089           2,185,272
 (1,756,338,646)     (2,137,935,035)    (10,011,375,553)     (16,202,411,965)       (407,974,452)       (786,394,353)
 --------------      --------------      --------------      ---------------     ---------------     ---------------
   (549,875,611)          5,977,796        (881,528,212)        (153,929,229)        (34,004,356)          8,170,607
 --------------      --------------      --------------      ---------------     ---------------     ---------------
    470,840,097         634,488,238         580,986,791          621,596,071                  NA                  NA
        916,869           8,739,557              12,674              613,450                  NA                  NA
   (569,314,030)       (643,344,000)       (533,401,775)        (489,786,230)                 NA                  NA
 --------------      --------------      --------------      ---------------     ---------------     ---------------
    (97,557,064)           (116,205)         47,597,690          132,423,291                  NA                  NA
 --------------      --------------      --------------      ---------------     ---------------     ---------------
  8,019,262,600      10,580,142,601      35,941,648,948       44,427,682,682                  NA                  NA
      3,701,725          19,983,612             530,506           14,105,020                  NA                  NA
 (8,355,250,035)     (9,622,792,083)    (36,943,126,319)     (42,300,759,328)                 NA                  NA
 --------------      --------------      --------------      ---------------     ---------------     ---------------
   (332,285,710)        977,334,130      (1,000,946,865)       2,141,028,374                  NA                  NA
 --------------      --------------      --------------      ---------------     ---------------     ---------------
             NA                  NA                  NA                   NA                  NA                  NA
             NA                  NA                  NA                   NA                  NA                  NA
             NA                  NA                  NA                   NA                  NA                  NA
 --------------      --------------      --------------      ---------------     ---------------     ---------------
             NA                  NA                  NA                   NA                  NA                  NA
 --------------      --------------      --------------      ---------------     ---------------     ---------------
  1,614,119,092       2,883,412,321       7,688,485,834       13,764,905,639      18,506,252,685      36,467,163,543
        248,690           4,852,802               8,743              948,304             757,091           9,944,383
 (2,433,961,093)     (2,687,176,781)     (7,848,817,003)     (14,090,636,543)    (17,985,525,624)    (34,876,231,697)
 --------------      --------------      --------------      ---------------     ---------------     ---------------
   (819,593,311)        201,088,342        (160,322,426)        (324,782,600)        521,484,152       1,600,876,229
 --------------      --------------      --------------      ---------------     ---------------     ---------------
 (1,799,311,696)      1,184,284,063      (1,995,199,813)       1,794,739,836         487,479,796       1,609,046,836
 ==============      ==============      ==============      ===============     ===============     ===============

                   94 Wells Fargo Advantage Money Market Funds


                                                            Financial Highlights

                                           Beginning                 Net Realized    Distributions
                                           Net Asset      Net       and Unrealized      from Net
                                           Value Per   Investment     Gain (Loss)      Investment
                                             Share       Income     on Investments       Income
                                           ---------   ----------   --------------   -------------
CALIFORNIA MUNICIPAL MONEY MARKET FUND
Class A
March 1, 2009 to February 28, 2010 .....     $1.00       0.00(5)         0.00            0.00(5)
March 1, 2008 to February 28, 2009 .....     $1.00       0.01            0.00           (0.01)
March 1, 2007 to February 29, 2008 .....     $1.00       0.03            0.00           (0.03)
March 1, 2006 to February 28, 2007 .....     $1.00       0.03            0.00           (0.03)
April 1, 2005 to February 28, 2006(3) ..     $1.00       0.02            0.00           (0.02)
April 1, 2004 to March 31, 2005 ........     $1.00       0.01            0.00           (0.01)
GOVERNMENT MONEY MARKET FUND
Class A
March 1, 2009 to February 28, 2010 .....     $1.00       0.00(5)         0.00            0.00(5)
March 1, 2008 to February 28, 2009 .....     $1.00       0.01            0.00           (0.01)
March 1, 2007 to February 29, 2008 .....     $1.00       0.04            0.00           (0.04)
March 1, 2006 to February 28, 2007 .....     $1.00       0.05            0.00           (0.05)
April 1, 2005 to February 28, 2006(3) ..     $1.00       0.03            0.00           (0.03)
April 1, 2004 to March 31, 2005 ........     $1.00       0.01            0.00           (0.01)
MINNESOTA MONEY MARKET FUND
Class A
March 1, 2009 to February 28, 2010 .....     $1.00       0.00(5)         0.00            0.00(5)
March 1, 2008 to February 28, 2009 .....     $1.00       0.01            0.00           (0.01)
March 1, 2007 to February 29, 2008 .....     $1.00       0.03            0.00           (0.03)
March 1, 2006 to February 28, 2007 .....     $1.00       0.03            0.00           (0.03)
April 1, 2005 to February 28, 2006(3) ..     $1.00       0.02            0.00           (0.02)
April 1, 2004 to March 31, 2005 ........     $1.00       0.01            0.00           (0.01)

----------
(1.) Total return calculations would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods of less than one year are not annualized.

(2.) Commencement of class operations.

(3.) The Fund changed its fiscal year-end from March 31 to February 28.

(4.) The Fund changed its fiscal year-end from October 31 to February 28.

(5.) Amount is less than $0.005.

The accompanying notes are an integral part of these financial statements.

                   Wells Fargo Advantage Money Market Funds 95


Financial Highlights

                  Ending         Ratio to Average Net Assets (Annualized)
 Distributions   Net Asset   ------------------------------------------------    Net Assets at
   from Net      Value Per   Net Investment     Gross       Net       Total      End of Period
Realized Gains     Share      Income (Loss)   Expenses   Expenses   Return(1)   (000's omitted)
--------------   ---------   --------------   --------   --------   ---------   ---------------


    0.00(5)        $1.00          0.01%         0.87%      0.44%      0.02%        $1,948,313
    0.00(5)        $1.00          1.19%         0.85%      0.66%      1.22%        $3,291,922
    0.00           $1.00          2.79%         0.83%      0.65%      2.85%        $3,837,463
    0.00           $1.00          2.81%         0.84%      0.65%      2.85%        $3,064,445
    0.00           $1.00          2.01%         0.84%      0.65%      1.85%        $2,552,430
    0.00           $1.00          0.78%         0.84%      0.65%      0.79%        $2,423,170


    0.00(5)        $1.00          0.01%         0.65%      0.28%      0.01%        $  777,462
    0.00           $1.00          1.29%         0.64%      0.64%      1.22%        $1,101,904
    0.00           $1.00          4.39%         0.64%      0.64%      4.38%        $1,921,647
    0.00           $1.00          4.57%         0.64%      0.64%      4.61%        $2,866,700
    0.00           $1.00          3.13%         0.65%      0.65%      2.78%        $1,224,209
    0.00           $1.00          1.17%         0.65%      0.65%      1.11%        $  566,832


    0.00(5)        $1.00          0.03%         0.95%      0.49%      0.08%        $  135,533
    0.00           $1.00          1.22%         0.90%      0.82%      1.24%        $  179,690
    0.00           $1.00          2.71%         0.88%      0.80%      2.77%        $  182,601
    0.00           $1.00          2.73%         0.90%      0.80%      2.78%        $  118,011
    0.00           $1.00          1.90%         0.88%      0.80%      1.75%        $  138,917
    0.00           $1.00          0.66%         0.89%      0.80%      0.68%        $  119,148

                  96 Wells Fargo Advantage Money Market Funds


                                                            Financial Highlights

                                                      Beginning                 Net Realized    Distributions
                                                      Net Asset       Net      and Unrealized      from Net
                                                      Value Per   Investment     Gain (Loss)      Investment
                                                        Share       Income     on Investments       Income
                                                      ---------   ----------   --------------   -------------
MONEY MARKET FUND
Class A
March 1, 2009 to February 28, 2010 ................      $1.00      0.00(5)         0.00             0.00(5)
March 1, 2008 to February 28, 2009 ................      $1.00      0.02            0.00            (0.02)
March 1, 2007 to February 29, 2008 ................      $1.00      0.04            0.00            (0.04)
March 1, 2006 to February 28, 2007 ................      $1.00      0.04            0.00            (0.04)
April 1, 2005 to February 28, 2006(3) .............      $1.00      0.03            0.00            (0.03)
April 1, 2004 to March 31, 2005 ...................      $1.00      0.01            0.00            (0.01)
Class B
March 1, 2009 to February 28, 2010 ................      $1.00      0.00(5)         0.00             0.00(5)
March 1, 2008 to February 28, 2009 ................      $1.00      0.01            0.00            (0.01)
March 1, 2007 to February 29, 2008 ................      $1.00      0.04            0.00            (0.04)
March 1, 2006 to February 28, 2007 ................      $1.00      0.04            0.00            (0.04)
April 1, 2005 to February 28, 2006(3) .............      $1.00      0.02            0.00            (0.02)
April 1, 2004 to March 31, 2005 ...................      $1.00      0.00            0.00             0.00
Investor Class
March 1, 2009 to February 28, 2010 ................      $1.00      0.00(5)         0.00             0.00(5)
March 1, 2008 to February 28, 2009 ................      $1.00      0.02            0.00            (0.02)
March 1, 2007 to February 29, 2008 ................      $1.00      0.05            0.00            (0.05)
March 1, 2006 to February 28, 2007 ................      $1.00      0.05            0.00            (0.05)
April 11, 2005(2) to February 28, 2006(3) .........      $1.00      0.03            0.00            (0.03)
MUNICIPAL MONEY MARKET FUND
Investor Class
March 1, 2009 to February 28, 2010 ................      $1.00      0.00(5)         0.00             0.00(5)
March 1, 2008 to February 28, 2009 ................      $1.00      0.02            0.00            (0.02)
March 1, 2007 to February 29, 2008 ................      $1.00      0.03            0.00            (0.03)
March 1, 2006 to February 28, 2007 ................      $1.00      0.03            0.00            (0.03)
November 1, 2005 to February 28, 2006(4) ..........      $1.00      0.01            0.00            (0.01)
November 1, 2004 to October 31, 2005 ..............      $1.00      0.02            0.00            (0.02)
NATIONAL TAX-FREE MONEY MARKET FUND
Class A
March 1, 2009 to February 28, 2010 ................      $1.00      0.00(5)         0.00             0.00(5)
March 1, 2008 to February 28, 2009 ................      $1.00      0.01            0.00            (0.01)
March 1, 2007 to February 29, 2008 ................      $1.00      0.03            0.00            (0.03)
March 1, 2006 to February 28, 2007 ................      $1.00      0.03            0.00            (0.03)
April 1, 2005 to February 28, 2006(3) .............      $1.00      0.02            0.00            (0.02)
April 1, 2004 to March 31, 2005 ...................      $1.00      0.01            0.00            (0.01)

The accompanying notes are an integral part of these financial statements.

                  Wells Fargo Advantage Money Market Funds 97


Financial Highlights

                                Ratio to Average Net Assets
                                       (Annualized)
                             --------------------------------
                   Ending        Net                                           Net Assets
Distributions    Net Asset   Investment                                        at End of
   from Net      Value Per     Income       Gross       Net       Total          Period
Realized Gains     Share       (Loss)     Expenses   Expenses   Return(1)   (000's omitted)
--------------   ---------   ----------   --------   --------   ---------   ---------------


    0.00           $1.00        0.05%       0.88%      0.58%      0.04%       $ 5,218,601
    0.00(5)        $1.00        1.75%       0.83%      0.79%      1.74%       $ 8,894,795
    0.00           $1.00        4.37%       0.81%      0.76%      4.48%       $11,659,129
    0.00           $1.00        4.46%       0.82%      0.76%      4.54%       $ 8,430,922
    0.00           $1.00        2.96%       0.83%      0.76%      2.69%       $ 6,580,685
    0.00           $1.00        1.02%       0.87%      0.76%      1.03%       $ 5,268,694

    0.00           $1.00        0.01%       1.62%      0.62%      0.01%       $   628,445
    0.00(5)        $1.00        1.04%       1.58%      1.49%      1.03%       $ 1,238,714
    0.00           $1.00        3.66%       1.57%      1.51%      3.71%       $ 1,438,346
    0.00           $1.00        3.70%       1.57%      1.51%      3.76%       $ 1,431,103
    0.00           $1.00        2.16%       1.58%      1.51%      1.99%       $ 1,264,470
    0.00           $1.00        0.41%       1.62%      1.34%      0.44%       $ 1,293,680

    0.00           $1.00        0.08%       0.92%      0.52%      0.08%       $   731,932
    0.00(5)        $1.00        1.82%       0.90%      0.68%      1.85%       $   921,649
    0.00           $1.00        4.50%       0.94%      0.65%      4.60%       $   926,851
    0.00           $1.00        4.56%       0.99%      0.65%      4.65%       $   764,268
    0.00           $1.00        3.02%       1.00%      0.65%      2.74%       $   700,278

    0.00           $1.00        0.10%       0.94%      0.55%      0.09%       $   253,974
    0.00           $1.00        1.55%       0.94%      0.66%      1.56%       $   341,112
    0.00           $1.00        2.99%       1.01%      0.64%      3.01%       $   388,516
    0.00           $1.00        2.97%       1.04%      0.64%      3.02%       $   439,112
    0.00           $1.00        2.45%       1.04%      0.64%      0.81%       $   539,844
    0.00           $1.00        1.64%       0.86%      0.66%      1.69%       $   597,924

    0.00(5)        $1.00        0.05%       0.67%      0.46%      0.05%       $ 1,018,470
    0.00           $1.00        1.27%       0.67%      0.67%      1.32%       $ 1,568,362
    0.00           $1.00        2.86%       0.65%      0.65%      2.91%       $ 1,562,483
    0.00           $1.00        2.89%       0.65%      0.65%      2.92%       $ 1,164,801
    0.00           $1.00        2.07%       0.66%      0.65%      1.89%       $ 1,001,084
    0.00           $1.00        0.80%       0.65%      0.65%      0.82%       $   712,405

                  98 Wells Fargo Advantage Money Market Funds


                                                            Financial Highlights

                                                      Beginning                 Net Realized    Distributions
                                                      Net Asset      Net       and Unrealized      from Net
                                                      Value Per   Investment     Gain (Loss)      Investment
                                                        Share       Income     on Investments       Income
                                                      ---------   ----------   --------------   -------------
TREASURY PLUS MONEY MARKET FUND
Class A
March 1, 2009 to February 28, 2010 ................     $1.00       0.00(5)         0.00           0.00(5)
March 1, 2008 to February 28, 2009 ................     $1.00       0.01            0.00          (0.01)
March 1, 2007 to February 29, 2008 ................     $1.00       0.04            0.00          (0.04)
March 1, 2006 to February 28, 2007 ................     $1.00       0.04            0.00          (0.04)
April 1, 2005 to February 28, 2006(3) .............     $1.00       0.03            0.00          (0.03)
April 1, 2004 to March 31, 2005 ...................     $1.00       0.01            0.00          (0.01)
100% TREASURY MONEY MARKET FUND
Class A
March 1, 2009 to February 28, 2010 ................     $1.00       0.00(5)         0.00           0.00(5)
March 1, 2008 to February 28, 2009 ................     $1.00       0.01            0.00          (0.01)
March 1, 2007 to February 29, 2008 ................     $1.00       0.04            0.00          (0.04)
March 1, 2006 to February 28, 2007 ................     $1.00       0.04            0.00          (0.04)
April 1, 2005 to February 28, 2006(3) .............     $1.00       0.02            0.00          (0.02)
April 1, 2004 to March 31, 2005 ...................     $1.00       0.01            0.00          (0.01)

The accompanying notes are an integral part of these financial statements.

                  Wells Fargo Advantage Money Market Funds 99


Financial Highlights

                                Ratio to Average Net Assets
                                       (Annualized)
                             --------------------------------
                   Ending        Net
 Distributions   Net Asset   Investment                                      Net Assets at
   from Net      Value Per     Income       Gross       Net       Total      End of Period
Realized Gains     Share       (Loss)     Expenses   Expenses   Return(1)   (000's omitted)
--------------   ---------   ----------   --------   --------   ---------   ---------------

    0.00           $1.00        0.01%       0.65%      0.17%      0.01%        $1,600,619
    0.00           $1.00        0.75%       0.66%      0.48%      0.79%        $2,482,147
    0.00           $1.00        3.95%       0.65%      0.65%      3.99%        $2,636,076
    0.00           $1.00        4.46%       0.65%      0.65%      4.54%        $2,891,708
    0.00           $1.00        2.87%       0.65%      0.65%      2.64%        $2,773,558
    0.00           $1.00        1.02%       0.66%      0.65%      1.02%        $2,496,955

    0.00(5)        $1.00        0.01%       0.80%      0.18%      0.03%        $  272,399
    0.00(5)        $1.00        0.68%       0.83%      0.58%      0.74%        $  306,451
    0.00           $1.00        3.75%       0.83%      0.65%      3.81%        $  298,220
    0.00           $1.00        4.23%       0.84%      0.65%      4.29%        $  256,430
    0.00           $1.00        2.72%       0.83%      0.65%      2.50%        $  201,384
    0.00           $1.00        0.94%       0.86%      0.65%      0.96%        $  160,233

                  100 Wells Fargo Advantage Money Market Funds


                                                   Notes to Financial Statements

1. ORGANIZATION

Wells Fargo Funds Trust (the "Trust") is an open-end investment management company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). These financial statements report on the following funds: Wells Fargo Advantage California Municipal Money Market Fund ("California Municipal Money Market Fund") (formerly, Wells Fargo Advantage California Tax-free Money Market Fund), Wells Fargo Advantage Government Money Market Fund ("Government Money Market Fund"), Wells Fargo Advantage Minnesota Money Market Fund ("Minnesota Money Market Fund"), Wells Fargo Advantage Money Market Fund ("Money Market Fund" ), Wells Fargo Advantage Municipal Money Market Fund ("Municipal Money Market Fund"), Wells Fargo Advantage National Tax-Free Money Market Fund ("National Tax-Free Money Market Fund"), Wells Fargo Advantage Treasury Plus Money Market Fund ("Treasury Plus Money Market Fund") and Wells Fargo Advantage 100% Treasury Money Market Fund ("100% Treasury Money Market Fund") (each, a "Fund", collectively, the "Funds"). Each Fund is a diversified series of the Trust, a Delaware statutory trust organized on November 8, 1999.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of each Fund, are in conformity with U.S. Generally Accepted Accounting Principles ("GAAP") which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Management has considered the circumstances under which the Funds should recognize or make disclosures regarding events or transactions occurring subsequent to the balance sheet date through the date the financial statements are issued. Adjustments or additional disclosures, if any, have been included in these financial statements.

SECURITIES VALUATION

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

The valuation techniques used by the Funds to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

REPURCHASE AGREEMENTS

The Funds may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Funds Management, LLC. The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian's responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to a Fund in the event that such Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which a Fund seeks to assert its rights.

STRUCTURED INVESTMENT VEHICLES

The Funds may invest in structured debt securities, such as those issued by Structured Investment Vehicles ("SIVs"). SIVs invest in a diversified pool of underlying securities, which may include finance company debt and structured finance assets, residential mortgage-backed securities, commercial mortgage-backed securities, collateralized loan obligations, collateralized debt obligations and other asset backed securities. The ability of a SIV to repay debt depends primarily on the cash collections received from the SIV's underlying asset portfolio, which may include certain assets such as subprime mortgages that are subject to heightened risks of credit quality or market value deterioration under the continuing adverse conditions in the U.S. credit markets, and on the ability to obtain short-term funding through the issuance of new debt. Investments in these securities present increased credit and liquidity risks as there could be losses to a Fund in the event of credit or market value deterioration in a SIV's underlying portfolio, mismatches in the timing of the cash flows of the underlying asset interests and the repayment obligations of maturing securities issued by a SIV, or a SIV's inability to issue new debt.

                  Wells Fargo Advantage Money Market Funds 101


Notes to Financial Statements

As of February 28, 2010, the following Fund owned certain of these types of structured securities in the amounts shown in the table. The SIVs are now in payment default and are valued at fair value as shown in the Portfolio of Investments.

                    Defaulted/Impaired   % of Net
                       SIVs ($Value)      Assets
                    ------------------   --------
MONEY MARKET FUND       $24,054,974        0.37

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

DISTRIBUTIONS TO SHAREHOLDERS

Net investment income, if any, is declared daily and distributed to shareholders monthly. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually. Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from GAAP. The timing and character of distributions made during the period from net investment income or net realized gains may also differ from their ultimate characterization for federal income tax purposes. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. Temporary differences do not require reclassifications.

At February 28, 2010, as a result of permanent book-to-tax differences, the following reclassification adjustments were made on the Statements of Assets and
Liabilities:

                                  Undistributed Net
                                  Investment Income   Paid-in Capital
                                  -----------------   ---------------
100% TREASURY MONEY MARKET FUND       $(203,587)          $203,587

FEDERAL AND OTHER TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund of the Trust to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

Each Fund's income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities.

At February 28, 2010, estimated net capital loss carryforwards, which are available to offset future net realized capital gains, were as follows:

                                                     Expiration
                                         ----------------------------------
                                           2013    2015     2017      2018
                                         -------   ----   --------   ------
CALIFORNIA MUNICIPAL MONEY MARKET FUND   $     0   $  0   $      0   $4,878
MONEY MARKET FUND                              0      0    887,454        0
MUNICIPAL MONEY MARKET FUND                    0    131          0        0
TREASURY PLUS MONEY MARKET FUND           61,122      0     19,571        0

CLASS ALLOCATIONS

The separate classes of shares offered by each Fund differ principally in applicable sales charges, distribution, shareholder servicing and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of a Fund, earn income from the portfolio, and are allocated unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains

                  102 Wells Fargo Advantage Money Market Funds


                                                   Notes to Financial Statements

and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing, and administration fees.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund's investments. These inputs are summarized into three broad levels as follows:

-    Level 1 - quoted prices in active markets for identical investments

- Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

- Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in these securities.

At February 28, 2010, all of the Funds' investments in securities were designated as Level 2 inputs except for Money Market Fund. The following is a summary of the inputs used as of February 28, 2010 in valuing the Money Market Fund's investments in securities:

                                                           Significant
                                                              Other        Significant
                                               Quoted      Observable     Unobservable
                                               Price         Inputs          Inputs
INVESTMENTS IN SECURITIES                    (Level 1)      (Level 2)       (Level 3)         Total
-------------------------                    ---------   --------------   ------------   --------------
MONEY MARKET FUND
   Commercial paper                              $0      $3,800,998,394    $24,054,974   $3,825,053,368
   Corporate debt securities                      0         247,644,318              0      247,644,318
   Debt securities issued by states in the
      U.S. and its political subdivisions         0         689,001,609              0      689,001,609
   Repurchase agreements                          0         393,077,642              0      393,077,642
   Other                                          0       1,478,812,109              0    1,478,812,109
                                                 $0      $6,609,534,072    $24,054,974   $6,633,589,046

Further details on the major security types for the Money Market Fund listed above can be found in the Portfolio of Investments.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for Money Market Fund:

COMMERCIAL PAPER
BALANCE AS OF FEBRUARY 28, 2009                    $ 37,769,154
   Accrued discounts (premiums)                               0
   Realized gain (loss)                                       0
   Change in unrealized appreciation
      (depreciation)                                 19,484,069
   Net purchases (sales)                            (33,198,249)
   Net transfer in (out) of Level 3                           0
BALANCE AS OF FEBRUARY 28, 2010                    $ 24,054,974
Change in unrealized appreciation (depreciation)
   relating to securities held at the end of
   reporting period                                $ 19,484,069

                  Wells Fargo Advantage Money Market Funds 103


Notes to Financial Statements

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

ADVISORY FEES

The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC ("Funds Management"). The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-adviser, who is responsible for day-to-day portfolio management.

Funds Management is paid an annual advisory fee of 0.10% of the average daily net assets of Government Money Market Fund, National Tax-Free Money Market Fund and Treasury Plus Money Market Fund. For each Fund except Government Money Market Fund, National Tax-Free Money Market Fund and Treasury Plus Money Market Fund, Funds Management is paid an annual advisory fee starting at 0.30% and declining to 0.25% as the average daily net assets of each Fund increases. For the year ended February 28, 2010, the advisory fee was equivalent to an annual for each Fund as follows:

                                            Advisory
                                           Fees (% of
                                         Average Daily
                                          Net Assets)
                                         -------------
CALIFORNIA MUNICIPAL MONEY MARKET FUND        0.28
GOVERNMENT MONEY MARKET FUND                  0.10
MINNESOTA MONEY MARKET FUND                   0.30
MONEY MARKET FUND                             0.27
MUNICIPAL MONEY MARKET FUND                   0.30
NATIONAL TAX-FREE MONEY MARKET FUND           0.10
TREASURY PLUS MONEY MARKET FUND               0.10
100% TREASURY MONEY MARKET FUND               0.27

Funds Management may retain the services of certain investment sub-advisers to provide daily portfolio management. The fees related to sub-advisory services are borne directly by the adviser and do not increase the overall fees paid by a Fund to the adviser.

Wells Capital Management Incorporated, an affiliate of Funds Management and indirect wholly owned subsidiary of Wells Fargo & Company, is the sub-adviser to the Funds.

On September 11, 2009, Wells Fargo purchased $33,198,464 of securities from the Money Market Fund at amortized cost (a price in excess of the securities' current fair value on that date). The excess of purchase price over the current fair value amounted to $16,267,085 and is reflected in the Statements of Operations as a payment by affiliate for losses realized on unaffiliated securities.

ADMINISTRATION AND TRANSFER AGENT FEES

The Trust has entered into an Administration Agreement with Funds Management. Under this Agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from each Fund the following annual fees:

                                    Administration Fees
                   Average Daily       (% of Average
                    Net Assets       Daily Net Assets)
                 ----------------   -------------------
FUND LEVEL       First $5 billion           0.05
                  Next $5 billion           0.04
                 Over $10 billion           0.03
CLASS A          All asset levels           0.22
CLASS B          All asset levels           0.22
INVESTOR CLASS   All asset levels           0.27

                  104 Wells Fargo Advantage Money Market Funds


                                                   Notes to Financial Statements

Funds Management has contractually waived and/or reimbursed advisory and administration fees during the year ended February 28, 2010 to the extent necessary to maintain certain net operating expense ratios for the Funds. Expenses were waived by Funds Management proportionately from all classes, first from advisory fees, and then from any class specific expenses, if applicable.

CUSTODY AND FUND ACCOUNTING FEES

State Street Bank and Trust Company ("State Street") provides custody and fund accounting services to the Funds. For providing custody services, State Street is entitled to an annual asset-based fee for domestic and global custody services for the Funds. For providing fund accounting services to the Funds, State Street is entitled to receive annual asset-based fees and is reimbursed for out-of-pocket expenses incurred for providing these services.

Prior to January 11, 2010, Wells Fargo Bank, N.A. ("WFB") provided custody services to the Funds and received a monthly fee at an annual rate of 0.02% of the average daily net assets of each Fund. PNC Global Investment Servicing ("PNC") served as fund accountant for the Trust prior to January 11, 2010 and received an annual asset-based fee and an annual fixed fee from each Fund. PNC was also reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.

DISTRIBUTION FEES

The Trust has adopted a Distribution Plan for Class B shares of the Money Market Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to the Class B shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter of the Fund, at an annual rate of 0.75% of the average daily net assets of Class B.

For the year ended February 28, 2010, Wells Fargo Funds Distributor, LLC received $9,994 in contingent deferred sales charges from redemptions of Class B shares for Money Market Fund.

SHAREHOLDER SERVICING FEES

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class B and Investor Class of each applicable Fund is charged a fee at an annual rate of 0.25% of its average daily net assets.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo & Company.

5. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the years ended February 28, 2010, and February 28, 2009, were as follows:

                                                                                                      Long-Term
                                             Tax-Exempt Income            Ordinary Income            Capital Gain
                                         ------------------------   --------------------------   -------------------
                                            2010          2009          2010          2009         2010       2009
                                         ----------   -----------   -----------   ------------   --------   --------
CALIFORNIA MUNICIPAL MONEY MARKET FUND   $1,446,118   $62,794,994   $   168,055   $    921,475   $      0   $157,877
GOVERNMENT MONEY MARKET FUND                      0             0    27,955,983    535,855,182          0          0
MINNESOTA MONEY MARKET FUND                  38,886     2,461,411        11,665              0     51,417          0
MONEY MARKET FUND                                 0             0     4,175,135    211,447,395          0      9,542
MUNICIPAL MONEY MARKET FUND                 684,001     6,267,957             0              0          0          0
NATIONAL TAX-FREE MONEY
MARKET FUND                               9,560,333    94,475,845       211,556      1,172,362    173,423    465,344
TREASURY PLUS MONEY MARKET FUND                   0             0     1,502,925     66,685,988          0          0
100% TREASURY MONEY MARKET FUND                   0             0     2,314,688     56,732,500          0          0

                  Wells Fargo Advantage Money Market Funds 105


Notes to Financial Statements

As of February 28, 2010, the components of distributable earnings on a tax basis are shown on the table below. The difference between book basis and tax basis appreciation is attributable primarily to the tax deferral of losses on wash sales.

                                         Undistributed   Undistributed   Undistributed     Unrealized                     Post-
                                           Tax-Exempt       Ordinary       Long-Term      Appreciation    Capital Loss   October
                                             Income          Income           Gain       (Depreciation)   Carryforward    Loss*
                                         -------------   -------------   -------------   --------------   ------------   -------
CALIFORNIA MUNICIPAL MONEY MARKET FUND      $ 4,114         $      0        $     0       $          0      $  (4,878)     $  0
GOVERNMENT MONEY MARKET FUND                      0          184,641              0                  0              0         0
MINNESOTA MONEY MARKET FUND                      47                0              0                  0              0        (6)
MONEY MARKET FUND                                 0            2,993              0        (15,379,410)      (887,454)        0
MUNICIPAL MONEY MARKET FUND                     206                0              0                  0           (131)      (28)
NATIONAL TAX-FREE MONEY MARKET FUND          47,237                0         26,234                  0              0         0
TREASURY PLUS MONEY MARKET FUND                   0           53,358              0                  0        (80,694)        0
100% TREASURY MONEY MARKET FUND                   0          112,653              0                  0              0         0

*    This amount will reverse on the first day of the following fiscal years.

6. CONCENTRATION OF RISK

California Municipal Money Market Fund and Minnesota Money Market Fund invest a substantial portion of their assets in issuers of municipal debt securities located in a single state, therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt mutual fund.

7. INDEMNIFICATION

Under the Trust's organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated.

8. TEMPORARY GUARANTEE PROGRAM FOR MONEY MARKET FUNDS

During the year ended February 28, 2010, each Fund participated in the U.S. Department of the Treasury's Temporary Guaranty Program for Money Market Funds (the "Program") which expired on September 18, 2009. The Program guaranteed the net asset value of certain shares of money market funds as of September 19, 2008. The Program applied only to shareholders of record of the Fund on September 19, 2008. Under the Program, if the Fund's market value per share fell below $0.995 on any day while the Program was in effect, the shareholders of record on that date who also held shares in the Fund on September 19, 2008 were eligible to receive a payment from the Treasury upon liquidation of the Fund. The number of shares of each record holder covered by the Program was the lesser of (a) the number of shares owned by the record holder on September 19, 2008 or
(b) the number of shares owned by the record holder in the same account on the date the Program guarantee is triggered.

Each Fund paid a fee to the U.S. Department of Treasury to participate in the Program based on the number of shares outstanding as of September 19, 2008. The annual fee was 0.015% if the Fund's market value per share was greater than or equal to $0.9975 and 0.023% if the Fund's market value per share was less than $0.9975 but greater than or equal to $0.995. Prior to May 1, 2009, the annual fee was 0.015% if the Fund's market value per share was greater than or equal to $0.9975 and 0.022% if the Fund's market value per share was less than $0.9975 but greater

                  106 Wells Fargo Advantage Money Market Funds


                                                   Notes to Financial Statements

than or equal to $0.995. Treasury Plus Money Market Fund and 100% Treasury Money Market Fund did not participate in the Program after April 30, 2009. During the year ended February 28, 2010, the following amounts were paid by each Fund to participate in the Program.

                                          Temporary    % of Average
                                          Guarantee        Daily
                                         Program Fee    Net Assets
                                         -----------   ------------
CALIFORNIA MUNICIPAL MONEY MARKET FUND    $1,072,457       0.03
GOVERNMENT MONEY MARKET FUND               7,029,251       0.02
MINNESOTA MONEY MARKET FUND                   41,830       0.03
MONEY MARKET FUND                          4,073,039       0.05
MUNICIPAL MONEY MARKET FUND                   85,763       0.02
NATIONAL TAX-FREE MONEY MARKET FUND        1,358,474       0.03
TREASURY PLUS MONEY MARKET FUND              491,717       0.01
100% TREASURY MONEY MARKET FUND              473,514       0.01

9. NEW ACCOUNTING PRONOUNCEMENT

In January 2010, the Financial Accounting Standards Board ("FASB") issued an Accounting Standards Update on "IMPROVING DISCLOSURES ABOUT FAIR VALUE MEASUREMENTS" which will require reporting entities to make new disclosures about the amount and reasons for significant transfers into and out of Level 1 and Level 2 fair value measurements, the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements and information on purchases, sales, issuances, and settlements on a gross basis in the reconciliation of Level 3 fair value measurements. Except for the detailed Level 3 roll forward disclosures, the disclosures are effective for annual and interim reporting periods beginning after December 15, 2009. The new disclosures about purchases, sales, issuances, and settlements in the roll forward activity for Level 3 fair value measurements are effective for interim and annual reporting periods beginning after December 15, 2010. Management of the Fund is currently evaluating the implications of this Accounting Standards Update and any impacts on the financial statements.

                  Wells Fargo Advantage Money Market Funds 107


Report of Independent Registered Public Accounting Firm

BOARD OF TRUSTEES AND CLASS A, CLASS B, AND INVESTOR CLASS
SHAREHOLDERS OF WELLS FARGO FUNDS TRUST:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the Wells Fargo Advantage California Municipal Money Market Fund, Wells Fargo Advantage Government Money Market Fund, Wells Fargo Advantage Minnesota Money Market Fund, Wells Fargo Advantage Money Market Fund, Wells Fargo Advantage Municipal Money Market Fund, Wells Fargo Advantage National Tax-Free Money Market Fund, Wells Fargo Advantage Treasury Plus Money Market Fund, and Wells Fargo Advantage 100% Treasury Money Market Fund, eight of the Funds constituting the Wells Fargo Funds Trust (collectively, the "Funds"), as of February 28, 2010, and the related statements of operations for the year then ended, statements of changes in net assets for each of the years in the two year period then ended, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 2010, by correspondence with custodian and brokers, or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the aforementioned funds of Wells Fargo Funds Trust as of February 28, 2010, the results of their operations for the year then ended, the changes in their net assets for each of the years in the two year period then ended, and the financial highlights for the periods presented, in conformity with U.S. generally accepted accounting principles.


                                        (KPMG LLP)

Boston, Massachusetts
April 27, 2010

                  108 Wells Fargo Advantage Money Market Funds


                                                   Other Information (Unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at www.wellsfargo.com/advantagefunds, or visiting the SEC Web site at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Funds' Web site at www.wellsfargo.com/advantagefunds or by visiting the SEC Web site at www.sec.gov.

TAX INFORMATION

For federal and California income tax purposes, the following Fund designates a percentage of its distributions paid from net investment income during the year as exempt-interest dividends under Section 852(b)(5) of the Code and under
Section 17145 of the California Revenue and Taxation Code:

                                         % of the Distribution paid
                                         from Net Investment Income
                                         --------------------------
CALIFORNIA MUNICIPAL MONEY MARKET FUND               100

For federal income tax purposes, the following Funds designate a percentage of its distributions paid from net investment income during the year as exempt-interest dividends under Section 852(b)(5) of the Code:

                                      % of the Distribution paid
                                      from Net Investment Income
                                      --------------------------
MINNESOTA MONEY MARKET FUND                        100
MUNICIPAL MONEY MARKET FUND                        100
NATIONAL TAX-FREE MONEY MARKET FUND              99.98

For California income tax purposes, the following Fund designates a percentage of its distributions paid from net investment income during the year as California exempt-interest dividends under Section 17145 of the California Revenue and Taxation Code:

                                  % of the Distribution paid
                                  from Net Investment Income
                                  --------------------------
100% TREASURY MONEY MARKET FUND               100

Pursuant to Section 852(b)(3) of the Code, the Funds listed below designate the following amounts as long-term capital gain dividends:

                                      Long-Term Capital Gain
                                      ----------------------
MINNESOTA MONEY MARKET FUND                  $ 51,417
NATIONAL TAX-FREE MONEY MARKET FUND           173,423

Pursuant to Section 871(k)(1)(c) of the Code, the Funds designate the following amounts as interest-related dividends:

                                      Interest-Related Dividends
                                      --------------------------
GOVERNMENT MONEY MARKET FUND                  $34,749,789
MONEY MARKET FUND                               4,286,580
NATIONAL TAX-FREE MONEY MARKET FUND                 1,500
TREASURY PLUS MONEY MARKET FUND                 1,824,743
100% TREASURY MONEY MARKET FUND                   684,984

                  Wells Fargo Advantage Money Market Funds 109


Other Information (Unaudited)

Pursuant to Section 871(k)(2)(C) of the Code, the Funds listed below designate the following amounts as short-term capital gain dividends:

                                         Short-Term Capital Gain
                                         -----------------------
CALIFORNIA MUNICIPAL MONEY MARKET FUND          $  168,055
GOVERNMENT MONEY MARKET FUND                        34,564
MINNESOTA MONEY MARKET FUND                         11,665
NATIONAL TAX-FREE MONEY MARKET FUND                210,056
100% TREASURY MONEY MARKET FUND                  1,631,047

                  110 Wells Fargo Advantage Money Market Funds


                                                   Other Information (Unaudited)

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for each Fund, except money market funds, are publicly available on the Funds' Web site (www.wellsfargo.com/advantagefunds) on a monthly, 30-day or more delayed basis, and for money market funds, on a monthly, seven-day delayed basis. In addition, top ten holdings information for each Fund is publicly available on the Funds' Web site on a monthly, seven-day or more delayed basis. Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at www.sec.gov. In addition, each Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite
900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

BOARD OF TRUSTEES

The following table provides basic information about the Board of Trustees (the "Trustees") of the Wells Fargo Funds Trust (the "Trust") and Officers of the Trust. This table should be read in conjunction with the Prospectus and the Statement of Additional Information(1) of each Fund. Each of the Trustees and Officers listed below acts in identical capacities for each of the 133 funds comprising the Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (collectively the "Fund Complex"), except that the person occupying the office of Treasurer varies for specified Funds. All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

INDEPENDENT TRUSTEES

                         Position Held and
Name and Age            Length of Service(2)        Principal Occupations During Past Five Years      Other Directorships
------------         -------------------------   --------------------------------------------------   -------------------
Peter G. Gordon      Trustee, since 1998;        Co-Founder, Chairman, President and CEO of Crystal   None
67                   Chairman, since 2005        Geyser. Water Company.
                     (Lead Trustee since 2001)

Isaiah Harris, Jr.   Advisory Board              Retired. Prior thereto, President and CEO of         CIGNA Corporation;
57                   Trustee, since 2008         BellSouth Advertising and Publishing Corp from       Deluxe Corporation
                                                 2005 to 2007, President and CEO of BellSouth
                                                 Enterprises from 2004 to 2005 and President of
                                                 BellSouth Consumer Services from 2000 to 2003.
                                                 Currently a member of the Iowa State University
                                                 Foundation Board of Governors and a member of the
                                                 Advisory Board of Iowa State University School of
                                                 Business.

Judith M. Johnson    Trustee, since 2008         Retired. Prior thereto, Chief Executive Officer      None
60                                               and Chief Investment Officer of Minneapolis
                                                 Employees Retirement Fund from 1996 to 2008. Ms.
                                                 Johnson is a certified public accountant and a
                                                 certified managerial accountant.

David F. Larcker     Advisory Board              James Irvin Miller Professor of Accounting at the    None
59                   Trustee, since 2008         Graduate School of Business, Stanford University,
                                                 Director of Corporate Governance Research Program
                                                 and Co-Director of The Rock Center for Corporate
                                                 Governance since 2006. From 2005 to 2008,
                                                 Professor of Accounting at the Graduate School of
                                                 Business, Stanford University. Prior thereto,
                                                 Ernst & Young Professor of Accounting at The
                                                 Wharton School, University of Pennsylvania from
                                                 1985 to 2005.

Olivia S. Mitchell   Trustee, since 2006         Professor of Insurance and Risk Management,          None
56                                               Wharton School, University of Pennsylvania.
                                                 Director of the Boettner Center on Pensions and
                                                 Retirement Research. Research associate and board
                                                 member, Penn Aging Research Center. Research
                                                 associate, National Bureau of Economic Research.

                  Wells Fargo Advantage Money Market Funds 111


Other Information (Unaudited)

                         Position Held and
Name and Age            Length of Service(2)        Principal Occupations During Past Five Years      Other Directorships
------------         -------------------------   --------------------------------------------------   -------------------
Timothy J. Penny     Trustee, since 1996         President and CEO of Southern Minnesota Initiative   None
58                                               Foundation, a non-profit organization, since 2007
                                                 and Senior Fellow at the Humphrey Institute Policy
                                                 Forum at the University of Minnesota since 1995.
                                                 Member of the Board of Trustees of NorthStar
                                                 Education Finance, Inc., a non-profit
                                                 organization, since 2007.

Donald C. Willeke    Trustee, since 1996         Principal of the law firm of Willeke & Daniels.      None
69                                               General Counsel of the Minneapolis Employees
                                                 Retirement Fund from 1984 to present.

OFFICERS

                         Position Held and
Name and Age            Length of Service(2)        Principal Occupations During Past Five Years      Other Directorships
------------         -------------------------   --------------------------------------------------   -------------------
Karla M. Rabusch     President, since 2003       Executive Vice President of Wells Fargo Bank, N.A.   None
50                                               and President of Wells Fargo Funds Management, LLC
                                                 since 2003. Senior Vice President and Chief
                                                 Administrative Officer of Wells Fargo Funds
                                                 Management, LLC from 2001 to 2003.

C. David Messman     Secretary, since 2000;      Senior Vice President and Secretary of Wells Fargo   None
49                   Chief Legal Counsel,        Funds Management, LLC since 2001. Vice President
                     since 2003                  and Managing Senior Counsel of Wells Fargo Bank,
                                                 N.A. since 1996.

Kasey Phillips(3)    Treasurer, since 2009       Senior Vice President of Evergreen Investment        None
39                                               Management Company, LLC since 2006 and currently
                                                 the Treasurer of the Evergreen Funds since 2005.
                                                 Vice President and Assistant Vice President of
                                                 Evergreen Investment Services, Inc. from 1999 to
                                                 2006.

David Berardi(4)     Assistant Treasurer,        Vice President of Evergreen Investment Management    None
34                   since 2009                  Company, LLC since 2008. Assistant Vice President
                                                 of Evergreen Investment Services, Inc. from 2004
                                                 to 2008. Manager of Fund Reporting and Control for
                                                 Evergreen Investment Management Company, LLC since
                                                 2004.

Jeremy DePalma(4)    Assistant Treasurer,        Senior Vice President of Evergreen Investment        None
36                   since 2009                  Management Company, LLC since 2008. Vice
                                                 President, Evergreen Investment Services, Inc.
                                                 from 2004 to 2007. Assistant Vice President,
                                                 Evergreen Investment Services, Inc. from 2000 to
                                                 2004 and the head of the Fund Reporting and
                                                 Control Team within Fund Administration since
                                                 2005.

Debra Ann Early      Chief Compliance Officer,   Chief Compliance Officer of Wells Fargo Funds        None
45                   since 2007                  Management, LLC since 2007. Chief Compliance
                                                 Officer of Parnassus Investments from 2005 to
                                                 2007. Chief Financial Officer of Parnassus
                                                 Investments from 2004 to 2007 and Senior Audit
                                                 Manager of PricewaterhouseCoopers LLP from 1998 to
                                                 2004.

----------
(1.) The Statement of Additional Information includes additional information about the Funds' Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Funds' Web site at www.wellsfargo.com/advantagefunds.

(2.) Length of service dates reflects a Trustee's commencement of service with the Trust's predecessor entities.

(3.) Effective November 1, 2009.

(4.) Treasurer during the period from June 1, 2009 to October 31, 2009.
     Assistant Treasurer effective November 1, 2009.

                  112 Wells Fargo Advantage Money Market Funds


                                                           List of Abbreviations

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG  -- Association of Bay Area Governments
ADR   -- American Depositary Receipt
AMBAC -- American Municipal Bond Assurance Corporation
AMT   -- Alternative Minimum Tax
ARM   -- Adjustable Rate Mortgages
BART  -- Bay Area Rapid Transit
CDA   -- Community Development Authority
CDO   -- Collateralized Debt Obligation
CDSC  -- Contingent Deferred Sales Charge
CGIC  -- Capital Guaranty Insurance Company
CGY   -- Capital Guaranty Corporation
CIFG  -- CDC (Caisse des Depots et Consignations) IXIS Financial Guarantee
COP   -- Certificate of Participation
CP    -- Commercial Paper
CTF   -- Common Trust Fund
DW&P  -- Department of Water & Power
DWR   -- Department of Water Resources
ECFA  -- Educational & Cultural Facilities Authority
EDFA  -- Economic Development Finance Authority
ETET  -- Eagle Tax-Exempt Trust
FFCB  -- Federal Farm Credit Bank
FGIC  -- Financial Guaranty Insurance Corporation
FHA   -- Federal Housing Authority
FHAG  -- Federal Housing Agency
FHLB  -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA  -- Federal National Mortgage Association
FSA   -- Farm Service Agency
GDR   -- Global Depositary Receipt
GNMA  -- Government National Mortgage Association
GO    -- General Obligation
HCFR  -- Healthcare Facilities Revenue
HEFA  -- Health & Educational Facilities Authority
HEFAR -- Higher Education Facilities Authority Revenue
HFA   -- Housing Finance Authority
HFFA  -- Health Facilities Financing Authority
HUD   -- Housing & Urban Development
IDA   -- Industrial Development Authority
IDAG  -- Industrial Development Agency
IDR   -- Industrial Development Revenue
LIBOR -- London Interbank Offered Rate
LLC   -- Limited Liability Corporation
LOC   -- Letter of Credit
LP    -- Limited Partnership
MBIA  -- Municipal Bond Insurance Association
MFHR  -- Multi-Family Housing Revenue
MTN   -- Medium Term Note
MUD   -- Municipal Utility District
PCFA  -- Pollution Control Finance Authority
PCR   -- Pollution Control Revenue
PFA   -- Public Finance Authority
PFFA  -- Public Facilities Financing Authority
plc   -- Public Limited Company
PSFG  -- Public School Fund Guaranty
R&D   -- Research & Development
RDA   -- Redevelopment Authority
RDFA  -- Redevelopment Finance Authority
REITS -- Real Estate Investment Trusts
SFHR  -- Single Family Housing Revenue
SFMR  -- Single Family Mortgage Revenue
SLMA  -- Student Loan Marketing Association
STIT  -- Short-Term Investment Trust
TBA   -- To Be Announced
TRAN  -- Tax Revenue Anticipation Notes
USD   -- Unified School District
XLCA  -- XL Capital Assurance

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WELLS   ADVANTAGE
FARGO   FUNDS

More information about WELLS FARGO ADVANTAGE FUNDS is available free upon request. To obtain literature, please write, e-mail, visit the Funds' Web site, or call:

WELLS FARGO ADVANTAGE FUNDS
P.O. Box 8266
Boston, MA 02266-8266
E-mail: wfaf@wellsfargo.com

Web site: www.wellsfargo.com/advantagefunds
Individual Investors: 1-800-222-8222
Retail Investment Professionals: 1-888-877-9275
Institutional Investment Professionals: 1-866-765-0778

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF WELLS FARGO ADVANTAGE FUNDS. IF THIS REPORT IS USED FOR PROMOTIONAL PURPOSES, DISTRIBUTION OF THE REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS. FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION, INCLUDING CHARGES AND EXPENSES, CALL 1-800-222-8222 OR VISIT THE FUNDS' WEB SITE AT www.wellsfargo.com/advantagefunds. PLEASE CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. THIS AND OTHER INFORMATION ABOUT WELLS FARGO ADVANTAGE FUNDS CAN BE FOUND IN THE CURRENT PROSPECTUS. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

"Dow Jones" and "Dow Jones Target Date Indexes" are service marks of Dow Jones & Company, Inc., and have been licensed for use for certain purposes by Global Index Advisors, Inc., and Wells Fargo Funds Management, LLC. The Dow Jones Target Date Indexes are based in part on the Barclays Capital Bond Indexes, which are published by Barclays Capital Inc. The Wells Fargo Advantage Dow Jones Target Date Funds, based on the Dow Jones Target Date Indexes, are not sponsored, endorsed, sold or promoted by Dow Jones or Barclays Capital, and neither Dow Jones nor Barclays Capital makes any representation regarding the advisability of investing in such product(s) and/or about the quality, accuracy and/or completeness of the Dow Jones Target Date Indexes or the Barclays Capital Bond Indexes. IN NO EVENT SHALL DOW JONES, BARCLAYS CAPITAL OR ANY OF THEIR LICENSORS HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed or produced by MSCI.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

                                                              (GRAPHIC)
NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE  Printed on Recycled paper

(C) 2010 Wells Fargo Funds Management, LLC. All rights reserved.

                       www.wellsfargo.com/advantagefunds

                                                                    121479 04-10
                                                                AMMR/AR004 02-10

                                                               WELLS   ADVANTAGE
                                                               FARGO   FUNDS

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                                    (GRAPHIC)

Annual Report
February 28, 2010

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

ADMINISTRATOR, INSTITUTIONAL, SELECT, AND SERVICE CLASS

- WELLS FARGO ADVANTAGE CALIFORNIA MUNICIPAL MONEY MARKET FUND (FORMERLY NAMED WELLS FARGO ADVANTAGE CALIFORNIA TAX-FREE MONEY MARKET FUND)

-    WELLS FARGO ADVANTAGE CASH INVESTMENT MONEY MARKET FUND

-    WELLS FARGO ADVANTAGE GOVERNMENT MONEY MARKET FUND

-    WELLS FARGO ADVANTAGE HERITAGE MONEY MARKET FUND(SM)

-    WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND

-    WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET FUND

-    WELLS FARGO ADVANTAGE PRIME INVESTMENT MONEY MARKET FUND

-    WELLS FARGO ADVANTAGE TREASURY PLUS MONEY MARKET FUND

-    WELLS FARGO ADVANTAGE 100% TREASURY MONEY MARKET FUND

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Contents

LETTER TO SHAREHOLDERS ...................................................     2
MONEY MARKET OVERVIEW ....................................................     4
PERFORMANCE HIGHLIGHTS
California Municipal Money Market Fund ...................................    10
Cash Investment Money Market Fund ........................................    12
Government Money Market Fund .............................................    14
Heritage Money Market Fund ...............................................    16
Municipal Money Market Fund ..............................................    18
National Tax-Free Money Market Fund ......................................    20
Prime Investment Money Market Fund .......................................    22
Treasury Plus Money Market Fund ..........................................    24
100% Treasury Money Market Fund ..........................................    26
FUND EXPENSES ............................................................    28
PORTFOLIO OF INVESTMENTS
California Municipal Money Market Fund ...................................    31
Cash Investment Money Market Fund ........................................    40
Government Money Market Fund .............................................    53
Heritage Money Market Fund ...............................................    58
Municipal Money Market Fund ..............................................    71
National Tax-Free Money Market Fund ......................................    77
Prime Investment Money Market Fund .......................................    95
Treasury Plus Money Market Fund ..........................................   107
100% Treasury Money Market Fund ..........................................   108
FINANCIAL STATEMENTS
Statements of Assets and Liabilities .....................................   110
Statements of Operations .................................................   114
Statements of Changes in Net Assets ......................................   116
Financial Highlights .....................................................   126
NOTES TO FINANCIAL STATEMENTS ............................................   134
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ..................   140
OTHER INFORMATION ........................................................   141
LIST OF ABBREVIATIONS ....................................................   145

The views expressed are as of February 28, 2010, and are those of the Fund managers. Any reference to a specific security in this report is not a recommendation to purchase or sell any specific security or adopt any investment strategy. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the WELLS FARGO ADVANTAGE MONEY MARKET FUNDS.

NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

(GRAPHIC)

WELLS FARGO INVESTMENT HISTORY

1971 INTRODUCED ONE OF THE FIRST INSTITUTIONAL INDEX FUNDS.

1978 ONE OF THE FIRST FIRMS TO APPLY ASSET ALLOCATION THEORY TO INVESTMENT
     PORTFOLIO MANAGEMENT.

1985 ONE OF THE FIRST FIRMS TO CREATE A THREE-WAY ASSET ALLOCATION FUND THAT
     "TILTS" INVESTMENTS TOWARD PORTIONS OF THE MARKET THAT OUR PROPRIETARY MODELS INDICATE WILL PERFORM BETTER.

1994 INTRODUCED TARGET DATE FUNDS THAT AUTOMATICALLY REALLOCATE THE ASSET MIX
     OVER SPECIFIC TIME HORIZONS.

1997 WELLS FARGO LAUNCHED THE WEALTHBUILDER PORTFOLIOS, A UNIQUE "FUND OF FUNDS"
     THAT USES FLEXIBLE ASSET ALLOCATION STRATEGIES TO SHIFT ASSETS.

1999 REORGANIZED THE NORWEST ADVANTAGE FUNDS(R) AND STAGECOACH FUNDS(R) INTO THE
     WELLS FARGO FUNDS(R).

2003 EXPANDED FIXED-INCOME, SMALL CAP, AND EMERGING MARKETS LINEUP FROM
     MONTGOMERY ASSET MANAGEMENT, LLC.

2004 ADDED ADDITIONAL LARGE CAP AND MID CAP FUNDS TO THE LINEUP BY ADOPTING THE
     COOKE & BIELER VALUE FUNDS.

2005 WELLS FARGO FUNDS MERGED WITH STRONG FUNDS TO BECOME WELLS FARGO ADVANTAGE
     FUNDS, FORMING A FUND FAMILY OF OVER 100 FUNDS AND PLACING IT AMONG THE TOP 20 MUTUAL FUND FAMILIES IN THE UNITED STATES.

2006 ENHANCED AND RENAMED THE WELLS FARGO ADVANTAGE OUTLOOK FUNDS(SM) TO THE
     WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS(SM), WHICH SEEK TO REPLICATE RETURNS OF THE APPROPRIATE DOW JONES TARGET DATE INDEXES, THE FIRST LIFE CYCLE INDEXES IN THE INVESTMENT INDUSTRY.

WELLS FARGO ADVANTAGE FUNDS(R)

WELLS FARGO ADVANTAGE FUNDS skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of our investors is backed by our unique combination of qualifications.

STRENGTH

Our organization is built on the standards of integrity and service established by our parent company--Wells Fargo & Company--more than 150 years ago. Our diverse family of mutual funds covers a broad spectrum of investment styles and asset classes. And, because we're part of a widely diversified financial enterprise, we offer the scale and resources to help investors succeed, providing access to complementary solutions such as separately managed accounts, college investing plans, and retirement plans.

EXPERTISE

Our approach to investing is guided by the belief that agile, independent investment teams--each with its own distinct strengths and disciplines--provide a superior level of insight and expertise. Each team is free to concentrate on managing money through well-defined philosophies and processes that have proven to be consistent and repeatable over time.

PARTNERSHIP

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

FOR 529 PLANS, AN INVESTOR'S OR A DESIGNATED BENEFICIARY'S HOME STATE MAY OFFER STATE TAX OR OTHER BENEFITS THAT ARE ONLY AVAILABLE FOR INVESTMENTS IN THAT STATE'S QUALIFIED TUITION PROGRAM. PLEASE CONSIDER THIS BEFORE INVESTING.

CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES BEFORE INVESTING. FOR A CURRENT PROSPECTUS FOR WELLS FARGO ADVANTAGE FUNDS OR A CURRENT PROGRAM DESCRIPTION FOR CERTAIN 529 COLLEGE SAVINGS PLANS, CONTAINING THIS AND OTHER INFORMATION, VISIT www.wellsfargo.com/advantagefunds. READ IT CAREFULLY BEFORE INVESTING.

WELLS FARGO FUNDS MANAGEMENT, LLC, A WHOLLY OWNED SUBSIDIARY OF WELLS FARGO & COMPANY, PROVIDES INVESTMENT ADVISORY AND ADMINISTRATIVE SERVICES FOR WELLS FARGO ADVANTAGE FUNDS, THE WELLS FARGO ADVISOR(SM) PROGRAM, WELLS FARGO MANAGED ACCOUNT SERVICES, AND CERTAIN 529 COLLEGE SAVINGS PLANS. OTHER AFFILIATES OF WELLS FARGO & COMPANY PROVIDE SUBADVISORY AND OTHER SERVICES FOR THE FUNDS. THE FUNDS AND SHARES IN THE 529 PLANS ARE DISTRIBUTED BY WELLS FARGO FUNDS DISTRIBUTOR, LLC, MEMBER FINRA/SIPC, AN AFFILIATE OF WELLS FARGO & COMPANY.

NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

NOT PART OF THE ANNUAL REPORT.

WELLS FARGO ADVANTAGE FUNDS OFFERS MORE THAN 100 MUTUAL FUNDS ACROSS A WIDE RANGE OF ASSET CLASSES, REPRESENTING OVER $170 BILLION IN ASSETS UNDER MANAGEMENT, AS OF FEBRUARY 28, 2010.

EQUITY FUNDS

Asia Pacific Fund
C&B Large Cap Value Fund
C&B Mid Cap Value Fund
Capital Growth Fund
Common Stock Fund
Discovery Fund+
Diversified Equity Fund
Diversified International Fund
Diversified Small Cap Fund
Emerging Growth Fund
Emerging Markets Equity Fund
Endeavor Select Fund+
Enterprise Fund+
Equity Income Fund
Equity Value Fund
Growth Fund
Growth Equity Fund
Index Fund
International Core Fund
International Value Fund
Large Cap Appreciation Fund
Large Cap Growth Fund
Large Company Core Fund
Large Company Growth Fund
Large Company Value Fund
Mid Cap Disciplined Fund
Mid Cap Growth Fund
Opportunity Fund+
Small Cap Disciplined Fund
Small Cap Growth Fund
Small Cap Opportunities Fund
Small Cap Value Fund
Small Company Growth Fund
Small Company Value Fund
Small/Mid Cap Value Fund
Social Sustainability Fund+
Specialized Financial Services Fund
Specialized Technology Fund
U.S. Value Fund

BOND FUNDS

California Limited-Term Tax-Free Fund
California Tax-Free Fund
Colorado Tax-Free Fund
Diversified Bond Fund
Government Securities Fund(1)
High Income Fund
Income Plus Fund
Inflation-Protected Bond Fund
Intermediate Tax/AMT-Free Fund
Minnesota Tax-Free Fund
Municipal Bond Fund
Short Duration Government Bond Fund(1)
Short-Term Bond Fund
Short-Term High Yield Bond Fund
Short-Term Municipal Bond Fund
Stable Income Fund
Strategic Income Fund
Total Return Bond Fund
Ultra Short-Term Income Fund
Ultra Short-Term Municipal Income Fund
Wisconsin Tax-Free Fund

ASSET ALLOCATION FUNDS

Aggressive Allocation Fund
Conservative Allocation Fund
Growth Balanced Fund
Index Asset Allocation Fund
Moderate Balanced Fund
WealthBuilder Conservative Allocation Portfolio+
WealthBuilder Equity Portfolio+
WealthBuilder Growth Allocation Portfolio+
WealthBuilder Growth Balanced Portfolio+
WealthBuilder Moderate Balanced Portfolio+
WealthBuilder Tactical Equity Portfolio+
Target Today Fund(2)+
Target 2010 Fund(2)+
Target 2015 Fund(2)+
Target 2020 Fund(2)+
Target 2025 Fund(2)+
Target 2030 Fund(2)+
Target 2035 Fund(2)+
Target 2040 Fund(2)+
Target 2045 Fund(2)+
Target 2050 Fund(2)+

MONEY MARKET FUNDS

100% Treasury Money Market Fund(1)
California Municipal Money Market Fund
California Municipal Money Market Trust
Cash Investment Money Market Fund
Government Money Market Fund(1)
Heritage Money Market Fund+
Minnesota Money Market Fund
Money Market Fund
Money Market Trust
Municipal Money Market Fund
National Tax-Free Money Market Fund
National Tax-Free Money Market Trust
Overland Express Sweep Fund+
Prime Investment Money Market Fund
Treasury Plus Money Market Fund(1)

VARIABLE TRUST FUNDS(3)

VT Asset Allocation Fund
VT C&B Large Cap Value Fund
VT Discovery Fund+
VT Equity Income Fund
VT International Core Fund
VT Large Company Core Fund
VT Large Company Growth Fund
VT Money Market Fund
VT Opportunity Fund+
VT Small Cap Growth Fund
VT Small/Mid Cap Value Fund
VT Total Return Bond Fund

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE WELLS FARGO ADVANTAGE MONEY MARKET FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY MARKET FUND.

(1.) The U.S. government guarantee applies to certain of the underlying securities and NOT to shares of the Fund.

(2.) The full name of this Fund series is the WELLS FARGO ADVANTAGE DOW JONES
     TARGET DATE FUNDS(SM).

(3.) The Variable Trust Funds are generally available only through insurance company variable contracts.

+ In this report, the WELLS FARGO ADVANTAGE DISCOVERY FUND(SM), WELLS FARGO ADVANTAGE ENDEAVOR SELECT FUND(SM), WELLS FARGO ADVANTAGE ENTERPRISE FUND(SM), WELLS FARGO ADVANTAGE OPPORTUNITY FUND(SM), WELLS FARGO ADVANTAGE SOCIAL SUSTAINABILITY FUND(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER CONSERVATIVE ALLOCATION PORTFOLIO(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER EQUITY PORTFOLIO(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER GROWTH ALLOCATION PORTFOLIO(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER GROWTH BALANCED PORTFOLIO(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER MODERATE BALANCED PORTFOLIO(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER TACTICAL EQUITY PORTFOLIO(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET TODAY FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2010 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2015 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2020 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2025 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2030 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2035 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2040 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2045 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2050 FUND(SM), WELLS FARGO ADVANTAGE HERITAGE MONEY MARKET FUND(SM), WELLS FARGO ADVANTAGE OVERLAND EXPRESS SWEEP FUND(SM), WELLS FARGO ADVANTAGE VT DISCOVERY FUND(SM), AND WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND(SM) are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, Social Sustainability Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Heritage Money Market Fund, Overland Express Sweep Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.

NOT PART OF THE ANNUAL REPORT.

                   2 Wells Fargo Advantage Money Market Funds

                                                          Letter to Shareholders

(PHOTO OF KARLA M. RABUSCH)
KARLA M. RABUSCH,
President
WELLS FARGO ADVANTAGE FUNDS

    THE TREND OVER THE 12-MONTH PERIOD WAS ONE OF STEADY IMPROVEMENT IN INVESTOR
                                     CONFIDENCE AND IN CREDIT MARKET CONDITIONS.

Dear Valued Shareholder,

We are pleased to provide you with this annual report for the WELLS FARGO ADVANTAGE MONEY MARKET FUNDS for the 12-month period that ended February 28, 2010. At the beginning of the period in March 2009, the credit markets were at the early stages of a recovery in the wake of the credit crisis from late 2008. The positive effects from government intervention programs began to appear in the spring of 2009 as the credit system started to build a steadier foundation and investors increasingly returned to both the credit markets and the equity markets. The trend over the 12-month period was one of steady improvement in investor confidence and in credit market conditions. Overall, the period finished with indications of stronger investor sentiment than when it began.

CREDIT MARKETS IMPROVED CONSIDERABLY.

Short-term credit markets slowly regained their footing in early 2009 after several months of uncertainty following the credit crisis of late 2008. Although government intervention programs to aid the short-term credit markets had been in effect for several months following the crisis, the trend toward fully functioning markets only began to emerge in March of 2009. Many investors had remained skeptical of certain financial institutions for several months. That all finally started to change after the government's stress tests of banks in early 2009 attested to the strength of these financial institutions. That signal to the markets, coupled with the ongoing support from government programs, bolstered confidence in the credit system. Thus, 2009 became a year of strengthening confidence in credit. Investors incrementally began to follow the government's lead by re-engaging in the credit system on the belief that in the worst case scenario the government would likely step in and buy whatever the investor was too afraid to own through various government programs. As the months went by this government-inspired investor confidence began to stand on its own two feet. Investors increasingly traded with each other once again and relied less and less on selling to the government as the buyer and lender of last resort.

GOVERNMENT PROGRAMS SERVED THEIR PURPOSE AND BEGAN TO DECLINE IN USE.

Compared with turmoil from the financial crisis, the past 12 months were a period of improvement and relative calm. The tone of the markets improved with each passing month as efforts by central banks took hold and the general level of credit quality improved. Several government programs were implemented in late 2008 and had positive effect during 2009. For money market eligible securities, the most influential programs were the Asset-Backed Commercial Paper Money Market Fund Liquidity Facility (AMLF), and the Commercial Paper Funding Facility
(CPFF). All of these facilities were aimed at reconstructing a market for short-term credit securities. Because investors were largely unwilling to lend and invest money in an environment of unusually high risk, the government was compelled to step in to fill the void. This resulted in a market made by government intervention which served investors well and produced a foundation for investors to trade on. As 2009 progressed, the need for such programs lessened as markets increasingly functioned on their own merits without explicit government support. Thus, the government reassessed its intervention and scheduled the retirement of several programs for the end of October 2009. Credit markets showed little concern for the end of the programs which, in our view, was an indication

                   Wells Fargo Advantage Money Market Funds 3


Letter to Shareholders

of how far credit markets had improved over the previous six months. Many of the Federal Reserve programs aimed at supporting liquidity in the money markets, such as the Asset-Backed Commercial Paper Money Market Mutual Fund Liquidity Facility (AMLF), Commercial Paper Funding Facility (CPFF), Primary Dealer Credit Facility (PDCP) and Term Securities Lending Facility (TSLF), expired on February 1, 2010, with little fanfare and to no noticeable effect.

ON JANUARY 27, 2010, THE SEC APPROVED AMENDMENTS TO RULE 2A-7, THE SECTION OF THE INVESTMENT COMPANY ACT THAT GOVERNS MONEY MARKET FUNDS.

REGULATORY CHANGES TO MONEY MARKET FUNDS WERE APPROVED.

On January 27, 2010, the SEC approved amendments to Rule 2a-7, the section of the Investment Company Act that governs money market funds. The SEC proposed certain amendments in June 2009, asking for public comment. After having received over 150 comments from the public, the final amendments largely mirrored the initial proposals released last June. These changes shortened the maximum weighted-average maturity of money funds, restricted the use of "second tier" and illiquid securities, required funds to periodically stress test their funds, and set standards for the percentage of a fund's assets that must be invested in highly liquid securities. These changes were well known by the money fund industry; and we believe a transition to the new requirements should proceed smoothly. In our opinion, our funds are well positioned to accommodate the terms of the new regulations.

The upcoming fiscal year of 2010 is likely to be one of ongoing change. The regulatory environment is evolving, and monetary policy is likely to shift sometime in the upcoming quarters. We have already seen the retirement of several federal liquidity programs; the next step would be higher interest rates at some point. Thus, just as we were cautious over the last 12 months in view of the varying credit risks, we continue to remain cautiously optimistic but now with more of a focus on upholding absolute liquidity in a tightening regulatory environment and a potentially rising interest rate environment.

STEADY INVESTMENT DISCIPLINES WITH SEVERAL BROAD DIVERSIFICATION OPTIONS.

Experience tells us that strict adherence to time-tested strategies has its rewards. As a whole, Wells Fargo Advantage Funds represents investments across a range of asset classes and investment styles, giving you an opportunity to create a diversified investment portfolio.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our Web site at Www.wellsfargo.com/advantagefunds, or call us directly at 1-800-222-8222.

Sincerely,


/s/ Karla M. Rabusch
Karla M. Rabusch
President
Wells Fargo Advantage Funds

                   4 Wells Fargo Advantage Money Market Funds


                                                           Money Market Overview

Money Market Overview

This portfolio manager commentary covers the 12-month period from March 1, 2009, through February 28, 2010.

PRIME MONEY MARKET SECURITIES

In marked contrast to the previous 18 months, when the money markets were embroiled in the unprecedented financial markets crisis, the past 12 months were a period of improvement and relative calm as efforts by central banks took hold and the general level of credit quality became more positive. Many of the extraordinary measures that were taken by the Federal Reserve to augment liquidity in the money markets, such as the Asset-Backed Commercial Paper Money Market Fund Liquidity Facility (AMLF), Commercial Paper Funding Facility (CPFF), Primary Dealer Credit Facility (PDCF) and Term Securities Lending Facility
(TSLF) expired on February 1, 2010, with little fanfare and no noticeable effect.

Overnight rates were largely unchanged over the entire year after being locked in by the exceptionally low level of the Federal funds rate, targeted at 0-0.25% by the Federal Open Market Committee (FOMC) at its meeting in December 2008. As conditions in the money markets showed improvement and investors began to regain confidence, other money market rates moved lower as well. The yield curve flattened steadily over this period with the spread between one-month and one-year LIBOR (London Interbank Offered Rate) falling from a high of 173 basis points (bps) in March 2009 to a low of 60 bps by February 2010. One-year LIBOR fell by 1.40%, declining from about 2-1/4% near the start of the fiscal year to 0.84% by year-end. The declines in the shorter dates, while less pronounced, were still considerable. In mid-March 2009, three-month LIBOR stood at 1.33% and one-month LIBOR at 0.56%. By February both had fallen to about 0.25%.

There was also more differentiation between issuers of different credit quality than in the past, with strong issuers trading well below LIBOR and weaker issuers with the same ratings trading well above. While the yield spread between these different classes of credit quality narrowed as the year progressed, this tiering effect was still evident. This is a notable difference from the market that existed prior to the onset of the financial crisis, when market participants were less discriminating and there was almost no yield difference between different issuers with the same credit-quality ratings.

In part, this spread narrowing can be attributed to a real improvement in credit quality. Uncertainty regarding credit quality peaked in March 2009, coincident with the bottom of the stock markets and the preliminary release of the bank "stress tests" by the U.S. Treasury. Revealing no surprises in terms of the banks that were expected to require additional capital, these stress test results alleviated many concerns in the money markets regarding the credit quality of financial institutions. Though still not on a positive footing, credit quality has seen a gradual improvement, as evidenced by the actions of ratings agencies. In the last quarter of 2008, there were ten ratings downgrades for every upgrade. A year later, this ratio had improved to four downgrades for each upgrade.

A decline in the supply of high-quality money market instruments was also a factor in driving rates lower and compressing credit spreads. Total commercial paper

                   Wells Fargo Advantage Money Market Funds 5


Money Market Overview

outstanding declined by more than 20% from $1.4 trillion at the end of February 2009 to $1.1 trillion a year later. The asset-backed commercial paper (ABCP) market suffered an even more severe decline, falling 32% from $646 billion to $436 billion over the same period, after having peaked at more than $1.2 trillion in August 2007. We estimate that the total supply of money market investments fell by over $1 trillion over the fiscal year, from $8.7 trillion to $7.5 trillion.

A number of factors contributed to this dwindling supply. As financial concerns have sought their way out of the financial crisis, they have collectively gone through an exercise of unwinding leverage. This naturally entailed reduced borrowing, especially short-term borrowing. As credit conditions have improved, issuers of short-term debt have sought to lock in extraordinarily low rates by extending the term of their liabilities through the issuance of long-term debt. The low rates available in the money markets have prompted some market participants to seek higher returns by purchasing longer investments, including bond funds. This has made the process of long-term debt issuance relatively easier. Issuers, especially banks, are also under some pressure from their regulators to decrease their dependence on short-term funding, especially from institutional investors as opposed to retail investors. Finally, the relatively weak economic conditions led to a decreased need for short-term borrowings as inventories contracted and the volume of receivables financing declined.

The lack of supply is likely to continue to be an issue for money market participants, especially in the ABCP markets. Proposed accounting changes From the Financial Accounting Standards Board (FASB) on "ACCOUNTING FOR TRANSFERS OF FINANCIAL ASSETS" and "AMENDMENTS TO FASB INTERPRETATION NO. 46(R)" will come into effect next year and will change the accounting treatment for securitizations and off-balance-sheet financing. The impact of both will be to make off-balance-sheet treatment of ABCP more difficult to achieve--causing many ABCP conduits to be consolidated onto the balance sheet of the sponsoring financial institution, likely resulting in a further reduction in the issuance of ABCP.

Our portfolio strategy has emphasized the need for a stable $1.00 net asset value (NAV) and the importance of liquidity to meet shareholder redemptions. Toward that end, we have maintained a highly liquid posture and a shorter weighted-average maturity than our peer group. As opportunities presented themselves, we were able to selectively add to some longer-dated securities. We also found the adjustable rate sector attractive, especially in the municipal sector where the compression of interest rates often meant that tax-exempt securities carried higher yields than taxable instruments of comparable term and quality. As always, we placed a high value on superior credit quality.

U.S. GOVERNMENT AGENCY SECURITIES

At this time last year, we were coming out of what was arguably the worst financial crisis in almost a century. While things have certainly not returned to what we used to know as "normal," this past fiscal year has been one of relative calm and tranquility. There is still much to be decided regarding the future fate of the Government Sponsored Enterprises (GSEs), but if this past year has taught us anything it is that the GSEs play a vital role in the recovery of the housing market and, therefore, will likely be around in some form for the foreseeable future.

                   6 Wells Fargo Advantage Money Market Funds


                                                           Money Market Overview

One has to look no further than the dynamics of the GSE discount note market during the past 12 months to realize that market conditions have, indeed, improved. At the beginning of 2009 outstanding discount notes stood at a historic high of $1.2 trillion. During the previous fiscal year, the uncertainty around the ultimate fate of the GSEs caused investors to shy away from buying securities with maturities longer than one year. In order to get the funding needed to fulfill their mandate of providing liquidity to the mortgage market, the GSEs had to increase their issuance of discount notes because they found it difficult to secure large amounts of funding further out on the yield curve.

This fiscal year, however, we witnessed an almost 40% decline in outstanding discount notes. Increased confidence, not just in the overall market but in the role of the GSEs as well, brought investors back into the longer-term market. The GSEs were able to fund their obligations out past money fund eligible maturities at very attractive rates. Remember, we are still in a historically low interest rate environment so the ability to lock in cheap funding farther out on the yield curve is definitely an advantage to the GSEs. As a result of the decreased supply of discount notes and the continued robust demand from money fund participants whose assets have not fallen nearly as much as the amount of discount notes outstanding, yields during the past 12 months have fallen substantially. For example, the yield on discount notes maturing in three months has declined over 60%, or 22 basis points, this fiscal year. The precipitous decline in market rates had a major impact on money fund yields with some complexes having to waive fees in order to maintain a positive return.

U.S. TREASURY SECURITIES

It was certainly another volatile year for short-term U.S. Treasury securities as the tug-of-war between supply and demand continued. The economy seemed to be stabilizing from the traumatic events of the prior year, buoyed by efforts from central banks and the Federal Reserve. As the year progressed, we saw a decline in risk aversion by investors as credit markets improved and money was redeployed into other asset classes. There still remained, however, a healthy appetite for U.S. Treasury securities, especially U.S. Treasury Bills (T-Bills), since not everybody was convinced that conditions were improving. At the same time, a significant decline in supply was underway.

During the first half of the year, the amount of T-Bills outstanding under the Supplementary Financing Program (SFP) had fallen from a high of $560 billion to $200 billion, a decline of almost 65%. Regular T-Bill issuance also declined due to seasonal factors beginning in late April. In May, the Treasury Market Practices Group implemented a 300-basis-point penalty on failed trades in the U.S. Treasury market. This caused an increase in demand, especially from the broker/dealer community, which normally holds net short positions in T-Bills. The penalty was considered too great so broker/dealers made it a point to hold more T-Bills to make good delivery in both the cash market and the repurchase agreement market. These events forced the yield on the three-month U.S. Treasury Bill to be cut by more than half, from 0.25% at the beginning of the fiscal year to 0.12% by the end of August.

                   Wells Fargo Advantage Money Market Funds 7


Money Market Overview

It did not get much easier during most of the second half of 2009 as supply continued to shrink. The $200 billion in outstanding T-Bills issued under the SFP shrank by an even greater amount, on a percentage basis, than during the first half of the year--to just $5 billion, a decline of nearly 98%! This was in response to the U.S. Government approaching the overall debt ceiling limit. Couple this effect with an insatiable demand toward the end of the calendar year and yields on T-Bills approached zero percent. However, towards the end of the fiscal year, the U.S. Congress voted to increase the debt ceiling limit, allowing for the beginning of more issuance in the SFP--a welcomed development. At the end of the fiscal year, the yield on three-month T-Bills had risen from nearly zero percent to 0.11%.

TAX-EXEMPT SECURITIES

The best way to characterize the municipal money market during the period would be as a year of decline. Over the 12-month period ended February 28, 2010, the municipal money market saw a decline in supply, absolute yields, and assets.

The decline in supply was the result of several factors. First was the reduction of issues eligible for purchase by money market funds. Banks are a major source of security and liquidity for securities purchased by municipal money market funds. Banks came under pressure for the period as a distressed economy weakened their loan and investment portfolios. This ultimately led to downgrades by the rating agencies, causing short-term municipal securities backed by some of these banks to become ineligible for purchase by municipal money market funds. The remaining eligible banks increased their fees for liquidity to debt issuers of new issue variable-rate demand notes, causing a dramatic drop in the new issuance of these securities. The increase in liquidity fees charged by eligible banks made it more economical for many municipal entities to issue long-term fixed rate debt instead of the variable-rate debt that money funds typically purchase. This reduction in available bank liquidity has had a huge impact on municipal money market supply; not only has it reduced new issue supply, but it has also cut down on the existing supply. Many municipalities have opted to issue long-term bonds with the purpose of paying off their floating-rate obligations. For calendar year 2009, new issue variable-rate supply reached only $33.1 billion, compared with $125 billion for calendar 2008, a decline of 73%. The trend continued into 2010, with variable rate issuance of $571 million in January 2010, down 49% from January 2009.

The second decline suffered over the period was absolute yield. The Security Industry and Financial Markets Association (SIFMA) Municipal Swap Index, which is the base rate for the majority of municipal floating-rate instruments, traded down over the period. The SIFMA index reached its high for the 12 months ended February 28, 2010, on April 29, 2009, at 63 basis points. From this high there was a gradual steady drop to the period low of 15 basis points on January 6, 2010. As the pool of eligible municipal floating-rate securities shrunk and market demand for these securities rose, the SIFMA index was pushed to historically low levels. This large fall in the index, coupled with a lower level of municipal floating-rate issuance, drove municipal money market fund yields to all-time lows.

                   8 Wells Fargo Advantage Money Market Funds


                                                           Money Market Overview

These all-time low municipal money market fund yields in turn led to the third decline for the period: the outflow of municipal money market fund assets. Low interest rates had been the key driver of the outflow in municipal money market assets. For calendar year 2009, municipal money market funds lost $92.2 billion in assets, a fall of 18.7% compared with calendar year 2008; the trend continued into January 2010, with a $120 billion, or 3.1%, outflow versus January 2009. As of February 3, 2010, tax-exempt money market fund assets totaled $387.6 billion, a level last observed in May 2007.

A change in market dynamics can bring a change in product dynamics. On a positive supply note, new municipal variable-rate products started coming to market toward the end of the period, helping offset some of the lost supply of variable-rate demand notes. One such product, known as Windows Variable-Rate Demand Bonds, allows the highest-quality municipal issuers to provide their own ultimate liquidity. The product is attractive for a variety of reasons. It adds much needed supply to the short-term municipal marketplace, it consists of high-quality credits, it helps diversify away from expensive and scarce bank liquidity, and finally, it offers an attractive spread off the SIFMA index, making it a desirable option overall.

Going forward, the general strategy across all of our municipal money market funds is to maintain a weighted-average maturity that is relatively short versus our peer group, with a focus on floating-rate securities. With absolute rates at historic lows and a flat yield curve, seeking longer maturities in this environment has not made much sense. We have added smaller municipal note issues on a selective basis and will continue to do so when we find securities that have both high credit quality and attractive yields.

STRATEGIC OUTLOOK

The regulatory landscape for money market funds is changing. On January 27, 2010 the Securities and Exchange Commission (SEC) approved amendments to Rule 2a-7, the section of the Investment Company Act that governs money market funds. The SEC had proposed certain amendments last June, asking for public comment. After having received over 150 comments from the public, the final amendments largely mirrored the initial proposals released last June. These changes would shorten the maximum weighted-average maturity of money funds, restrict the use of "second tier" and illiquid securities, require funds to periodically stress test their funds, and set standards for the percentage of a fund's assets that must be invested in highly liquid securities. We are supportive of the changes to Rule 2a-7 and agree that they will make money funds more resilient to potential market disruptions. Largely reflecting the proposals of the REPORT OF THE MONEY MARKET WORKING GROUP of the Investment Company Institute, these changes were well-known by the money fund industry and a transition to the new requirements should proceed smoothly. We believe our funds are well-positioned in terms of the requirements of the new rule.

As we enter a new fiscal year, we stand at a point where the potential for change is high. The regulatory environment, market conditions, and interest rates are all quite likely to see great changes in the coming year.

                                          THIS PAGE IS INTENTIONALLY LEFT BLANK.

                  10 Wells Fargo Advantage Money Market Funds


                                              Performance Highlights (Unaudited)

WELLS FARGO ADVANTAGE CALIFORNIA MUNICIPAL MONEY MARKET FUND(1) -
INSTITUTIONAL AND SERVICE CLASS

INVESTMENT OBJECTIVE

THE WELLS FARGO ADVANTAGE CALIFORNIA MUNICIPAL MONEY MARKET FUND (the Fund) seeks current income exempt from regular federal income tax and California individual income tax, while preserving capital and liquidity.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC.

SUBADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGER

Mathew Kiselak (effective January 19, 2010)

FUND INCEPTION

January 1, 1992

PORTFOLIO ALLOCATION(2)
(AS OF FEBRUARY 28, 2010)

(PIE CHART)

Municipal Commercial Paper    (7%)
Municipal Bonds              (93%)

MATURITY DISTRIBUTION(2)
(AS OF FEBRUARY 28, 2010)

(PIE CHART)

    1 day     (7%)
  2-7 days   (87%)
 8-14 days    (4%)
30-59 days    (1%)
60-89 days    (1%)

----------
(1.) Prior to December 1, 2009, the Wells Fargo Advantage California Municipal
     Money Market Fund was named, Wells Fargo Advantage California Tax-Free Money Market Fund.

(2.) Portfolio allocation and maturity distribution are subject to change and are calculated based on the total investments of the Fund.

                   Wells Fargo Advantage Money Market Funds 11


Performance Highlights (Unaudited)

                  WELLS FARGO ADVANTAGE CALIFORNIA MUNICIPAL MONEY MARKET FUND -
                                     INSTITUTIONAL AND SERVICE CLASS (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN(4) (%) (AS OF FEBRUARY 28, 2010)

                              6 Month*   1 Year   5 Year   10 Year
                              --------   ------   ------   -------
Institutional Class (WCTXX)     0.04      0.20     2.02      1.76
Service Class (WFCXX)           0.01      0.06     1.94      1.72

*    Returns for periods of less than one year are not annualized.

FUND YIELD SUMMARY(3)       Institutional   Service
(AS OF FEBRUARY 28, 2010)       Class        Class
-------------------------   -------------   -------
7-Day Current Yield             0.04%        0.01%
7-Day Compound Yield            0.04%        0.01%
30-Day Simple Yield             0.03%        0.01%
30-Day Compound Yield           0.03%        0.01%

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURNS WILL FLUCTUATE. THE FUND'S YIELD FIGURES MORE CLOSELY REFLECT THE CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN FIGURES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE - www.wellsfargo.com/advantagefunds.

THE FUND IS SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY MARKET FUND. A PORTION OF THE FUND'S INCOME MAY BE SUBJECT TO FEDERAL, STATE AND/OR LOCAL INCOME TAXES OR THE ALTERNATIVE MINIMUM TAX (AMT).

----------
(3.) The investment adviser has contractually committed through June 30, 2010, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Without these reductions, the Fund's returns would have been lower. Without waived fees and/or reimbursed expenses, the Fund's 7-day current yield would have been (0.18)% and (0.47)% for Institutional Class and Service Class, respectively.

(4.) Institutional Class incepted on March 31, 2008. Performance shown since
     November 8, 1999 for the Institutional Class reflects the performance of the Service Class, and includes expenses that are not applicable to and higher than those of the Institutional Class.

                   12 Wells Fargo Advantage Money Market Funds


                                              Performance Highlights (Unaudited)

WELLS FARGO ADVANTAGE CASH INVESTMENT MONEY MARKET FUND -
ADMINISTRATOR, INSTITUTIONAL, SELECT AND SERVICE CLASS

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE CASH

INVESTMENT MONEY MARKET FUND (the Fund) seeks current income, while preserving capital and liquidity.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC.

SUBADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGER

David D. Sylvester

FUND INCEPTION

October 14, 1987

PORTFOLIO ALLOCATION(1)
(AS OF FEBRUARY 28, 2010)

                                   (PIE CHART)

Time Deposits                    (8%)
Municipal Bonds                 (11%)
Corporate Bonds & Notes          (7%)
Commercial Paper                (60%)
Certificate of Deposit          (10%)
Medium Term Notes                (1%)
Repurchase Agreements            (1%)
Secured Master Note Agreement    (2%)

MATURITY DISTRIBUTION(1)
(AS OF FEBRUARY 28, 2010)

1 day          (14%)
2-7 days       (18%)
8-14 days       (5%)
15-29 days     (12%)
30-59 days     (20%)
60-89 days     (15%)
90-179 days     (9%)
180-269 days    (2%)
270+ days       (5%)

----------
(1.) Portfolio allocation and maturity distribution are subject to change and are calculated based on the total investments of the Fund.

                   Wells Fargo Advantage Money Market Funds 13


Performance Highlights (Unaudited)

                       WELLS FARGO ADVANTAGE CASH INVESTMENT MONEY MARKET FUND -
              ADMINISTRATOR, INSTITUTIONAL, SELECT AND SERVICE CLASS (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN(3) (%) (AS OF FEBRUARY 28, 2010)

                              6 Month*   1 Year   5 Year   10 Year
                              --------   ------   ------   -------
Administrator Class (WFAXX)     0.03      0.24     3.10      2.84
Institutional Class (WFIXX)     0.08      0.36     3.24      3.02
Select Class (WFQXX)            0.12      0.43     3.28      3.04
Service Class (NWIXX)           0.01      0.14     2.95      2.74

*    Returns for periods of less than one year are not annualized.

FUND YIELD SUMMARY(2)       Administrator   Institutional   Select   Service
(AS OF FEBRUARY 28, 2010)       Class           Class        Class    Class
-------------------------   -------------   -------------   ------   -------
7-Day Current Yield             0.01%           0.08%        0.15%    0.01%
7-Day Compound Yield            0.01%           0.08%        0.15%    0.01%
30-Day Simple Yield             0.01%           0.09%        0.16%    0.01%
30-Day Compound Yield           0.01%           0.09%        0.16%    0.01%

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURNS WILL FLUCTUATE. THE FUND'S YIELD FIGURES MORE CLOSELY REFLECT THE CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN FIGURES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE - www.wellsfargo.com/advantagefunds.

THE FUND IS SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY MARKET FUND.

----------
(2.) The investment adviser has committed through June 30, 2010, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Without these reductions, the Fund's returns would have been lower. Without waived fees and/or reimbursed expenses, the Fund's 7-day current yield would have been (0.05)%, 0.07%, 0.11% and (0.23)% for Administrator, Institutional, Select, and Service Classes, respectively.

(3.) Performance shown prior to the inception of the Administrator Class on July
     31, 2003, reflects the performance of the Service Class, and includes expenses that are not applicable to and are higher than those of the Administrator Class. Performance shown prior to the inception of the Select Class on June 29, 2007 reflects the performance of the Institutional Class, and includes expenses that are not applicable to and are higher than those of the Select Class.

                   14 Wells Fargo Advantage Money Market Funds


                                              Performance Highlights (Unaudited)

WELLS FARGO ADVANTAGE GOVERNMENT MONEY MARKET FUND -
ADMINISTRATOR, INSTITUTIONAL AND SERVICE CLASS

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE GOVERNMENT MONEY MARKET FUND (THE FUND) seeks current income, while preserving capital and liquidity.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC.

SUBADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGER

David D. Sylvester

FUND INCEPTION

November 16, 1987

PORTFOLIO ALLOCATION(1)
(AS OF FEBRUARY 28, 2010)

                                   (PIE CHART)

Commercial Paper             (9%)
Federal Agencies            (42%)
Repurchase Agreements       (43%)
Corporate Bonds and Notes    (6%)

MATURITY DISTRIBUTION(1)
(AS OF FEBRUARY 28, 2010)

                                   (PIE CHART)

1 day          (40%)
2-7 days        (5%)
8-14 days       (3%)
15-29 days      (4%)
30-59 days      (8%)
60-89 days     (12%)
90-179 days    (12%)
180-269 days    (6%)
270+ days      (10%)

----------
(1.) Portfolio allocation and maturity distribution are subject to change and are calculated based on the total investments of the Fund.

                   Wells Fargo Advantage Money Market Funds 15


Performance Highlights (Unaudited)

                            WELLS FARGO ADVANTAGE GOVERNMENT MONEY MARKET FUND -
                      ADMINISTRATOR, INSTITUTIONAL AND SERVICE CLASS (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN(3) (%) (AS OF FEBRUARY 28, 2010)

                              6 Month*   1 Year   5 Year   10 Year
                              --------   ------   ------   -------
Administrator Class (WGAXX)     0.01      0.02     2.86      2.67
Institutional Class (GVIXX)     0.01      0.08     2.99      2.76
Service Class (NWGXX)           0.01      0.01     2.73      2.59

*    Returns for periods of less than one year are not annualized.

FUND YIELD SUMMARY(2)       Administrator   Institutional   Service
(AS OF FEBRUARY 28, 2010)       Class           Class        Class
-------------------------   -------------   -------------   -------
7-Day Current Yield             0.01%           0.01%        0.01%
7-Day Compound Yield            0.01%           0.01%        0.01%
30-Day Simple Yield             0.01%           0.01%        0.01%
30-Day Compound Yield           0.01%           0.01%        0.01%

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURNS WILL FLUCTUATE. THE FUND'S YIELD FIGURES MORE CLOSELY REFLECT THE CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN FIGURES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE - www.wellsfargo.com/advantagefunds.

THE FUND IS SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY MARKET FUND. THE U.S. GOVERNMENT GUARANTEE APPLIES TO CERTAIN OF THE UNDERLYING SECURITIES HELD BY THE FUND AND NOT TO SHARES OF THE FUND ITSELF.

----------
(2.) The investment adviser has committed through June 30, 2010, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Without waived fees and/or reimbursed expenses, the Fund's 7-day current yield would have been (0.20)%, (0.08)% and (0.37)% for Administrator, Institutional, and Service Classes, respectively.

(3.) Performance shown prior to the inception of the Administrator Class on July
     31, 2003, reflects the performance of the Service Class, and includes expenses that are not applicable to and are higher than those of the Administrator Class. Performance shown prior to the inception of the Institutional Class on July 28, 2003, reflects the performance of the Service Class, and includes expenses that are not applicable to and are higher than those of the Institutional Class.

                   16 Wells Fargo Advantage Money Market Funds


                                              Performance Highlights (Unaudited)

WELLS FARGO ADVANTAGE HERITAGE MONEY MARKET FUND -
ADMINISTRATOR, INSTITUTIONAL AND SELECT CLASS

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE HERITAGE MONEY MARKET FUND (the Fund) seeks current income, while preserving capital and liquidity.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC.

SUBADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGER

David D. Sylvester

FUND INCEPTION

June 29, 1995

PORTFOLIO ALLOCATION(1)
(AS OF FEBRUARY 28, 2010)

                                   (PIE CHART)

Time Deposits                    (9%)
Municipal Bonds                  (7%)
Corporate Bonds & Notes          (2%)
Commercial Paper                (58%)
Repurchase Agreements            (9%)
Certificate of Deposit          (11%)
Medium Term Notes                (2%)
Secured Master Note Agreement    (2%)

MATURITY DISTRIBUTION(1)
(AS OF FEBRUARY 28, 2010)

                                   (PIE CHART)

1 day         (22%)
2-7 days      (14%)
8-14 days      (6%)
15-29 days    (12%)
30-59 days    (20%)
60-89 days    (12%)
90-179 days    (6%)
180-269 days   (3%)
270+ days      (5%)

----------
(1.) Portfolio allocation and maturity distribution are subject to change and are calculated based on the total investments of the Fund.

                   Wells Fargo Advantage Money Market Funds 17


Performance Highlights (Unaudited)

                              WELLS FARGO ADVANTAGE HERITAGE MONEY MARKET FUND -
                       ADMINISTRATOR, INSTITUTIONAL AND SELECT CLASS (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN(3) (%) (AS OF FEBRUARY 28, 2010)

                              6 Month*   1 Year   5 Year   10 Year
                              --------   ------   ------   -------
Administrator Class (SHMXX)     0.02      0.21     3.08      2.83
Institutional Class (SHIXX)     0.07      0.33     3.24      3.03
Select Class (WFJXX)            0.11      0.40     3.28      3.04

*    Returns for periods of less than one year are not annualized.

FUND YIELD SUMMARY(2)       Administrator   Institutional   Select
(AS OF FEBRUARY 28, 2010)       Class           Class        Class
-------------------------   -------------   -------------   ------
7-Day Current Yield             0.01%           0.06%        0.13%
7-Day Compound Yield            0.01%           0.06%        0.13%
30-Day Simple Yield             0.01%           0.07%        0.14%
30-Day Compound Yield           0.01%           0.07%        0.14%

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURNS WILL FLUCTUATE. THE FUND'S YIELD FIGURES MORE CLOSELY REFLECT THE CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN FIGURES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE - www.wellsfargo.com/advantagefunds.

THE FUND IS SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY MARKET FUND.

----------
(2.) The investment adviser has committed through June 30, 2010, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Without waived fees and/or reimbursed expenses, the Fund's 7-day current yield would have been (0.08)%, 0.04% and 0.08% for Administrator, Institutional, and Select Classes, respectively.

(3.) Performance shown prior to the inception of the Institutional Class on March 31, 2000, reflects the performance of the Administrator Class, and includes expenses that are not applicable to and are higher than those of the Institutional Class. Performance shown prior to the inception of the Select Class on June 29, 2007, reflects the performance of the Institutional Class, and includes expenses that are not applicable to and are higher than those of the Select Class. Performance shown prior to March 31, 2000 for the Select Class reflects the performance of the Administrator Class, and includes expenses that are not applicable to and are higher than those of the Select Class.

                  18 Wells Fargo Advantage Money Market Funds


                                              Performance Highlights (Unaudited)

WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND - INSTITUTIONAL CLASS

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND (the Fund) seeks current income exempt from regular federal income tax, while preserving capital and liquidity.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC.

SUBADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGER

Mathew Kiselak (effective January 19, 2010)

FUND INCEPTION

October 23, 1986

PORTFOLIO ALLOCATION(1)
(AS OF FEBRUARY 28, 2010)

                                  (PIE CHART)

Municipal Commercial Paper    (3%)
Municipal Bonds              (97%)

MATURITY DISTRIBUTION(1)
(AS OF FEBRUARY 28, 2010)

                                  (PIE CHART)

1 day          (12%)
2-7 days       (81%)
8-14 days       (2%)
90-179 days     (1%)
180-269 days    (1%)
270 + days      (3%)

----------
(1.) Portfolio allocation and maturity distribution are subject to change and are calculated based on the total investments of the Fund.

                  Wells Fargo Advantage Money Market Funds 19


Performance Highlights (Unaudited)

                             WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND -
                                                 INSTITUTIONAL CLASS (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN(3) (%) (AS OF FEBRUARY 28, 2010)

                              6 Month*   1 Year   5 Year   10 Year
                              --------   ------   ------   -------
Institutional Class (WFMXX)     0.10      0.41     2.09      2.02

*    Returns for periods of less than one year are not annualized.

FUND YIELD SUMMARY(2)
(AS OF FEBRUARY 28, 2010)
-------------------------
7-Day Current Yield         0.11%
7-Day Compound Yield        0.11%
30-Day Simple Yield         0.11%
30-Day Compound Yield       0.11%

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESMENT RETURNS WILL FLUCTUATE. THE FUND'S YIELD FIGURES MORE CLOSELY REFLECT THE CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN FIGURES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE - www.wellsfargo.com/advantagefunds.

THE FUND IS SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY MARKET FUND. A PORTION OF THE FUND'S INCOME MAY BE SUBJECT TO FEDERAL, STATE AND/OR LOCAL INCOME TAXES OR THE ALTERNATIVE MINIMUM TAX (AMT).

----------
(2.) The investment adviser has committed through June 30, 2010, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Without waived fees and/or reimbursed expenses, the Fund's 7-day current yield would have been (0.17)%.

(3.) Performance shown prior to the inception of the Institutional Class on March 31, 2008, reflects the performance of the Investor Class and includes expenses that are not applicable to and are higher than those of the Institutional Class.

                  20 Wells Fargo Advantage Money Market Funds


                                              Performance Highlights (Unaudited)

WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET FUND -
ADMINISTRATOR, INSTITUTIONAL AND SERVICE CLASS

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET FUND (the Fund) seeks current income exempt from federal income tax, while preserving capital and liquidity.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC.

SUBADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGER

Mathew Kiselak (effective January 19, 2010)

FUND INCEPTION

January 7, 1988

PORTFOLIO ALLOCATION(1)
(AS OF FEBRUARY 28, 2010)

                                  (PIE CHART)

Municipal Commercial Paper    (4%)
Municipal Bonds              (96%)

MATURITY DISTRIBUTION(1)
(AS OF FEBRUARY 28, 2010)

                                  (PIE CHART)

1 day          (15%)
2-7 days       (78%)
8-14 days       (1%)
30-59 days      (2%)
90-179 days     (2%)
180-269 days    (1%)
270+ days       (1%)

----------
(1.) Portfolio allocation and maturity distribution are subject to change and are calculated based on the total investments of the Fund.

                  Wells Fargo Advantage Money Market Funds 21


Performance Highlights (Unaudited)

                     WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET FUND -
                      ADMINISTRATOR, INSTITUTIONAL AND SERVICE CLASS (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN(3) (%) (AS OF FEBRUARY 28, 2010)

                              6 Month*   1 Year   5 Year   10 Year
                              --------   ------   ------   -------
Administrator Class (WNTXX)     0.02      0.18     2.14      1.94
Institutional Class (WFNXX)     0.06      0.27     2.25      2.08
Service Class (MMIXX)           0.01      0.10     2.01      1.87

*    Returns for periods of less than one year are not annualized.

FUND YIELD SUMMARY(2)       Administrator   Institutional   Service
(AS OF FEBRUARY 28, 2010)       Class           Class        Class
-------------------------   -------------   -------------   -------
7-Day Current Yield             0.01%           0.06%        0.01%
7-Day Compound Yield            0.01%           0.06%        0.01%
30-Day Simple Yield             0.01%           0.05%        0.01%
30-Day Compound Yield           0.01%           0.05%        0.01%

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURNS WILL FLUCTUATE. THE FUND'S YIELD FIGURES MORE CLOSELY REFLECT THE CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN FIGURES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE - www.wellsfargo.com/advantagefunds.

THE FUND IS SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY MARKET FUND. A PORTION OF THE FUND'S INCOME MAY BE SUBJECT TO FEDERAL, STATE AND/OR LOCAL INCOME TAXES OR THE ALTERNATIVE MINIMUM TAX (AMT).

----------
(2.) The investment adviser has committed through June 30, 2010, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Without waived fees and/or reimbursed expenses, the Fund's 7-day current yield would have been (0.11)%, 0.01% and (0.28)% for Administrator, Institutional, and Service Classes, respectively.

(3.) Performance shown prior to the inception of the Administrator Class on April 11, 2005, reflects the performance of the Service Class, and includes expenses that are not applicable to and are higher than those of the Administrator Class.

                  22 Wells Fargo Advantage Money Market Funds


                                              Performance Highlights (Unaudited)

WELLS FARGO ADVANTAGE PRIME INVESTMENT MONEY MARKET FUND -INSTITUTIONAL AND SERVICE CLASS

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE PRIME INVESTMENT MONEY MARKET FUND (the Fund) seeks current income, while preserving capital and liquidity.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC.

SUBADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGER

David D. Sylvester

FUND INCEPTION

September 2, 1998

PORTFOLIO ALLOCATION(1)
(AS OF FEBRUARY 28, 2010)

                                  (PIE CHART)

Time Deposits                   (10%)
Municipal Bonds                  (7%)
Corporate Bonds & Notes          (2%)
Commercial Paper                (61%)
Repurchase Agreements            (4%)
Certificate of Deposit          (11%)
Medium Term Notes                (2%)
Banker Acceptance Notes          (1%)
Secured Master Note Agreement    (2%)


MATURITY DISTRIBUTION(1)
(AS OF FEBRUARY 28, 2010)

                                  (PIE CHART)

1 day          (19%)
2-7 days       (14%)
8-14 days       (4%)
15-29 days      (8%)
30-59 days     (20%)
60-89 days     (21%)
90-179 days     (7%)
180-269 days    (3%)
270+ days       (4%)

----------
(1.) Portfolio allocation and maturity distribution are subject to change and are calculated based on the total investments of the Fund.

                  Wells Fargo Advantage Money Market Funds 23


Performance Highlights (Unaudited)

                      WELLS FARGO ADVANTAGE PRIME INVESTMENT MONEY MARKET FUND -
                                     INSTITUTIONAL AND SERVICE CLASS (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN(3) (%) (AS OF FEBRUARY 28, 2010)

                              6 Month*   1 Year   5 Year   10 Year
                              --------   ------   ------   -------
Institutional Class (PIIXX)     0.07      0.30     3.19      2.85
Service Class (NWRXX)           0.01      0.07     2.86      2.63

*    Returns for periods of less than one year are not annualized.

FUND YIELD SUMMARY (2)      Institutional   Service
(AS OF FEBRUARY 28, 2010)       Class        Class
-------------------------   -------------   -------
7-Day Current Yield             0.06%        0.01%
7-Day Compound Yield            0.06%        0.01%
30-Day Simple Yield             0.08%        0.01%
30-Day Compound Yield           0.08%        0.01%

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURNS WILL FLUCTUATE. THE FUND'S YIELD FIGURES MORE CLOSELY REFLECT THE CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN FIGURES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE - www.wellsfargo.com/advantagefunds.

THE FUND IS SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY MARKET FUND.

----------
(2.) The investment adviser has committed through June 30, 2010, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Without waived fees and/or reimbursed expenses, the Fund's 7-day current yield would have been 0.04% and (0.25)% for Institutional and Service Classes, respectively.

(3.) Performance shown prior to the inception of the Institutional Class on July
     28, 2003, reflects the performance of the Service Class, and includes expenses that are not applicable to and are higher than those of the Institutional Class.

                  24 Wells Fargo Advantage Money Market Funds


                                              Performance Highlights (Unaudited)

WELLS FARGO ADVANTAGE TREASURY PLUS MONEY MARKET FUND -
ADMINISTRATOR, INSTITUTIONAL AND SERVICE CLASS

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE TREASURY PLUS MONEY MARKET FUND (the Fund) seeks current income, while preserving capital and liquidity.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC.

SUBADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGER

David D. Sylvester

FUND INCEPTION

October 1, 1985

PORTFOLIO ALLOCATION(1)
(AS OF FEBRUARY 28, 2010)

                                  (PIE CHART)

Repurchase Agreements   (85%)
U.S. Treasury Bills     (10%)
U.S. Treasury Notes      (5%)

MATURITY DISTRIBUTION(1)
(AS OF FEBRUARY 28, 2010)

                                  (PIE CHART)

1 day          (85%)
15-29 days      (4%)
30-59 days      (2%)
90-179 days     (8%)
180-269 days    (1%)

----------
(1.) Portfolio allocation and maturity distribution are subject to change and are calculated based on the total investments of the Fund.

                  Wells Fargo Advantage Money Market Funds 25


Performance Highlights (Unaudited)

                         WELLS FARGO ADVANTAGE TREASURY PLUS MONEY MARKET FUND -
                      ADMINISTRATOR, INSTITUTIONAL AND SERVICE CLASS (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN(3) (%) (AS OF FEBRUARY 28, 2010)

                              6 Month*   1 Year   5 Year   10 Year
                              --------   ------   ------   -------
Administrator Class (WTPXX)     0.00      0.01     2.63      2.54
Institutional Class (PISXX)     0.00      0.02     2.75      2.68
Service Class (PRVXX)           0.00      0.01     2.52      2.43

*    Returns for periods of less than one year are not annualized.

FUND YIELD SUMMARY (2)      Administrator   Institutional   Service
(AS OF FEBRUARY 28, 2010)       Class           Class        Class
-------------------------   -------------   -------------   -------
7-Day Current Yield             0.01%           0.01%        0.01%
7-Day Compound Yield            0.01%           0.01%        0.01%
30-Day Simple Yield             0.01%           0.01%        0.01%
30-Day Compound Yield           0.01%           0.01%        0.01%

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURNS WILL FLUCTUATE. THE FUND'S YIELD FIGURES MORE CLOSELY REFLECT THE CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN FIGURES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE - www.wellsfargo.com/advantagefunds.

THE FUND IS SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY MARKET FUND. THE U.S. GOVERNMENT GUARANTEE APPLIES TO CERTAIN OF THE UNDERLYING SECURITIES HELD BY THE FUND AND NOT TO SHARES OF THE FUND ITSELF.

----------
(2.) The investment adviser has committed through June 30, 2010, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Without waived fees and/or reimbursed expenses, the Fund's 7-day current yield would have been (0.26)%, (0.14)% and (0.43)% for Administrator, Institutional and Service Classes, respectively.

(3.) Performance shown prior to the inception of the Administrator Class on March 31, 2008, reflects the performance of the Institutional Class and includes expenses that are not applicable to and are lower than those of the Administrator Class.

                  26 Wells Fargo Advantage Money Market Funds


                                              Performance Highlights (Unaudited)

WELLS FARGO ADVANTAGE 100% TREASURY MONEY MARKET FUND - SERVICE CLASS

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE 100% TREASURY MONEY MARKET FUND (the Fund) seeks current income exempt from most state and local individual income taxes, while preserving capital and liquidity.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC.

SUBADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGER

David D. Sylvester

FUND INCEPTION

December 3, 1990

PORTFOLIO ALLOCATION(1)
(AS OF FEBRUARY 28, 2010)

                                  (PIE CHART)

U.S. Treasury Bills   (99%)
U.S. Treasury Notes    (1%)

MATURITY DISTRIBUTION(1)
(AS OF FEBRUARY 28, 2010)

                                  (PIE CHART)

2-7 days        (8%)
8-14 days       (9%)
15-29 days     (15%)
30-59 days     (27%)
60-89 days     (24%)
90-179 days    (16%)
180-269 days    (1%)

----------
(1.) Portfolio allocation and maturity distribution are subject to change and are calculated based on the total investments of the Fund.

                   Wells Fargo Advantage Money Market Funds 27


Performance Highlights (Unaudited)

           WELLS FARGO ADVANTAGE 100% TREASURY MONEY MARKET FUND - SERVICE CLASS
                                                                     (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN (%) (AS OF FEBRUARY 28, 2010)

                        6 Month*   1 Year   5 Year   10 Year
                        --------   ------   ------   -------
Service Class (NWTXX)     0.03      0.03     2.41      2.33

*    Returns for periods of less than one year are not annualized.

FUND YIELD SUMMARY(2)
(AS OF FEBRUARY 28, 2010)

7-Day Current Yield     0.01%
7-Day Compound Yield    0.01%
30-Day Simple Yield     0.01%
30-Day Compound Yield   0.01%

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURNS WILL FLUCTUATE. THE FUND'S YIELD FIGURES MORE CLOSELY REFLECT THE CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN FIGURES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE - www.wellsfargo.com/advantagefunds.

THE FUND IS SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY MARKET FUND. THE U.S. GOVERNMENT GUARANTEE APPLIES TO CERTAIN OF THE UNDERLYING SECURITIES HELD BY THE FUND AND NOT TO SHARES OF THE FUND ITSELF.

----------
(2.) The investment adviser has committed through June 30, 2010, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Without waived fees and/or reimbursed expenses, the Fund's 7-day current yield would have been (0.60)%.

                   28 Wells Fargo Advantage Money Market Funds


                                                       Fund Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees (if any) and exchange fees (if any); and (2) ongoing costs, including management fees; distribution (12b-1) and/or shareholder service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire six-month period, from September 1, 2009 to February 28, 2010.

ACTUAL EXPENSES

The "Actual" line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Actual" line under the heading entitled "Expenses Paid During Period" for your applicable class of shares to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The "Hypothetical" line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the "Hypothetical" line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                Beginning        Ending
                                              Account Value   Account Value     Expenses Paid      Net Annual
                                               09-01-2009      02-28-2010     During Period(1)   Expense Ratio
                                              -------------   -------------   ----------------   -------------
CALIFORNIA MUNICIPAL MONEY MARKET FUND
INSTITUTIONAL CLASS
   Actual                                       $1,000.00       $1,000.40          $0.99             0.20%
   Hypothetical (5% return before expenses)     $1,000.00       $1,023.80          $1.00             0.20%
SERVICE CLASS
   Actual                                       $1,000.00       $1,000.10          $1.29             0.26%
   Hypothetical (5% return before expenses)     $1,000.00       $1,023.51          $1.30             0.26%
CASH INVESTMENT MONEY MARKET FUND
ADMINISTRATOR CLASS
   Actual                                       $1,000.00       $1,000.30          $1.59             0.32%
   Hypothetical (5% return before expenses)     $1,000.00       $1,023.21          $1.61             0.32%
INSTITUTIONAL CLASS
   Actual                                       $1,000.00       $1,000.80          $0.99             0.20%
   Hypothetical (5% return before expenses)     $1,000.00       $1,023.80          $1.00             0.20%
SELECT CLASS
   Actual                                       $1,000.00       $1,001.20          $0.65             0.13%
   Hypothetical (5% return before expenses)     $1,000.00       $1,024.15          $0.65             0.13%
SERVICE CLASS
   Actual                                       $1,000.00       $1,000.10          $1.79             0.36%
   Hypothetical (5% return before expenses)     $1,000.00       $1,023.01          $1.81             0.36%

                   Wells Fargo Advantage Money Market Funds 29


Fund Expenses (Unaudited)

                                                Beginning        Ending
                                              Account Value   Account Value     Expenses Paid      Net Annual
                                               09-01-2009      02-28-2010     During Period(1)   Expense Ratio
                                              -------------   -------------   ----------------   -------------
GOVERNMENT MONEY MARKET FUND
ADMINISTRATOR CLASS
   Actual                                       $1,000.00       $1,000.10          $0.89             0.18%
   Hypothetical (5% return before expenses)     $1,000.00       $1,023.90          $0.90             0.18%
INSTITUTIONAL CLASS
   Actual                                       $1,000.00       $1,000.10          $0.84             0.17%
   Hypothetical (5% return before expenses)     $1,000.00       $1,023.95          $0.85             0.17%
SERVICE CLASS
   Actual                                       $1,000.00       $1,000.10          $0.89             0.18%
   Hypothetical (5% return before expenses)     $1,000.00       $1,023.90          $0.90             0.18%
HERITAGE MONEY MARKET FUND
ADMINISTRATOR CLASS
   Actual                                       $1,000.00       $1,000.20          $1.54             0.31%
   Hypothetical (5% return before expenses)     $1,000.00       $1,023.26          $1.56             0.31%
INSTITUTIONAL CLASS
   Actual                                       $1,000.00       $1,000.70          $0.99             0.20%
   Hypothetical (5% return before expenses)     $1,000.00       $1,023.80          $1.00             0.20%
SELECT CLASS
   Actual                                       $1,000.00       $1,001.10          $0.65             0.13%
   Hypothetical (5% return before expenses)     $1,000.00       $1,024.15          $0.65             0.13%
MUNICIPAL MONEY MARKET FUND
INSTITUTIONAL CLASS
   Actual                                       $1,000.00       $1,001.00          $0.99             0.20%
   Hypothetical (5% return before expenses)     $1,000.00       $1,023.80          $1.00             0.20%
NATIONAL TAX-FREE MONEY MARKET FUND
ADMINISTRATOR CLASS
   Actual                                       $1,000.00       $1,000.20          $1.34             0.27%
   Hypothetical (5% return before expenses)     $1,000.00       $1,023.46          $1.35             0.27%
INSTITUTIONAL CLASS
   Actual                                       $1,000.00       $1,000.60          $0.99             0.20%
   Hypothetical (5% return before expenses)     $1,000.00       $1,023.80          $1.00             0.20%
SERVICE CLASS
   Actual                                       $1,000.00       $1,000.10          $1.44             0.29%
   Hypothetical (5% return before expenses)     $1,000.00       $1,023.36          $1.45             0.29%
PRIME INVESTMENT MONEY MARKET FUND
INSTITUTIONAL CLASS
   Actual                                       $1,000.00       $1,000.70          $0.99             0.20%
   Hypothetical (5% return before expenses)     $1,000.00       $1,023.80          $1.00             0.20%
SERVICE CLASS
   Actual                                       $1,000.00       $1,000.10          $1.64             0.33%
   Hypothetical (5% return before expenses)     $1,000.00       $1,023.16          $1.66             0.33%

                   30 Wells Fargo Advantage Money Market Funds


                                                       Fund Expenses (Unaudited)

                                                Beginning        Ending
                                              Account Value   Account Value     Expenses Paid      Net Annual
                                               09-01-2009      02-28-2010     During Period(1)   Expense Ratio
                                              -------------   -------------   ----------------   -------------
TREASURY PLUS MONEY MARKET FUND
ADMINISTRATOR CLASS
   Actual                                       $1,000.00       $1,000.00          $0.45             0.09%
   Hypothetical (5% return before expenses)     $1,000.00       $1,024.35          $0.45             0.09%
INSTITUTIONAL CLASS
   Actual                                       $1,000.00       $1,000.00          $0.50             0.10%
   Hypothetical (5% return before expenses)     $1,000.00       $1,024.30          $0.50             0.10%
SERVICE CLASS
   Actual                                       $1,000.00       $1,000.00          $0.50             0.10%
   Hypothetical (5% return before expenses)     $1,000.00       $1,024.30          $0.50             0.10%
100% TREASURY MONEY MARKET FUND
SERVICE CLASS
   Actual                                       $1,000.00       $1,000.30          $0.55             0.11%
   Hypothetical (5% return before expenses)     $1,000.00       $1,024.25          $0.55             0.11%

----------
(1.) Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period.)

                   Wells Fargo Advantage Money Market Funds 31


Portfolio of Investments--February 28, 2010

CALIFORNIA MUNICIPAL MONEY MARKET FUND

  PRINCIPAL    SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
-------------  ---------------------------------------------------------------------  -------------  -------------  ---------------
COMMERCIAL PAPER: 6.62%
$  24,600,000  CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT                            0.15%       03/04/2010   $    24,600,000
   10,000,000  CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT                            0.17        04/06/2010        10,000,000
   25,985,000  GOLDEN GATE BRIDGE, HIGHWAY & TRANSPORTATION DISTRICT                       0.16        03/09/2010        25,985,000
   12,245,000  IMPERIAL IRRIGATION DISTRICT CALIFORNIA ELECTRIC & WATER SYSTEM             0.21        03/10/2010        12,245,000
    4,100,000  RIVERSIDE COUNTY TETER FINANCING                                            0.18        03/10/2010         4,100,000
    5,540,000  SAN DIEGO REGIONAL AIRPORT AUTHORITY                                        0.37        03/11/2010         5,540,000
   16,880,000  SAN FRANCISCO PUBLIC UTILITIES COMMISSION                                   0.20        04/05/2010        16,880,000
    8,425,000  SAN FRANCISCO PUBLIC UTILITIES COMMISSION                                   0.18        04/05/2010         8,425,000
   10,000,000  SAN FRANCISCO PUBLIC UTILITIES COMMISSION                                   0.20        05/04/2010        10,000,000
   53,185,000  SAN JOAQUIN TRANSPORTATION AUTHORITY                                        0.18        03/10/2010        53,185,000
TOTAL COMMERCIAL PAPER (COST $170,960,000)                                                                              170,960,000
                                                                                                                    ---------------
MUNICIPAL BONDS & NOTES: 93.32%
CALIFORNIA: 91.70%
   12,200,000  ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATION CALIFORNIA BRANSON
               SCHOOL (OTHER REVENUE, ALLIED IRISH BANK PLC LOC)ss+/-                      0.60        07/01/2038        12,200,000
   16,075,000  ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATION CALIFORNIA MARIN
               COUNTRY DAY SCHOOL (PRIVATE SCHOOL REVENUE, US BANK NA LOC)ss+/-            0.18        07/01/2037        16,075,000
   11,200,000  ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATION CALIFORNIA MFHR FINE
               ARTS BUILDING PROJECTS SERIES A (HOUSING REVENUE, FNMA INSURED)ss+/-        0.22        07/15/2035        11,200,000
    6,965,000  ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATION CALIFORNIA MFHR GAIA
               BUILDING PROJECT SERIES A (HOUSING REVENUE, FNMA INSURED)ss+/-              0.22        09/15/2032         6,965,000
    1,485,000  ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATION CALIFORNIA
               ST. ANTHONY FOUNDATION (OTHER REVENUE, BANK OF AMERICA NA LOC)ss+/-         0.19        03/01/2037         1,485,000
   10,000,000  ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATION CALIFORNIA THE
               HEAD-ROYCE SCHOOL (PRIVATE SCHOOL REVENUE, BANK OF AMERICA NA
               LOC)ss+/-                                                                   0.19        09/01/2036        10,000,000
    3,900,000  ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATION SCHOOLS SACRED HEART
               SERIES FB (PRIVATE SCHOOL REVENUE, BANK OF AMERICA NA LOC)ss+/-             0.17        06/01/2030         3,900,000
   10,865,000  ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CALIFORNIA AIR
               FORCE VILLAGE WEST INCORPORATED (OTHER REVENUE, KBC BANK NV LOC)ss+/-       0.20        05/15/2035        10,865,000
   10,110,000  ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CALIFORNIA COLMA
               BART APARTMENTS SERIES A (HOUSING REVENUE, BANK OF AMERICA NA
               LOC)ss+/-                                                                   0.25        11/15/2035        10,110,000
    5,435,000  ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CALIFORNIA FRANCIS
               PARKER SCHOOL PROJECT (PRIVATE SCHOOL REVENUE, BANK OF NEW YORK
               LOC)ss+/-                                                                   0.18        09/01/2036         5,435,000
    4,180,000  ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CALIFORNIA LA JOLLA
               COUNTY DAY SCHOOL SERIES A (PRIVATE SCHOOL REVENUE, ALLIED IRISH BANK
               PLC LOC)ss+/-                                                               0.60        09/01/2036         4,180,000
   19,500,000  ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CALIFORNIA LA JOLLA
               COUNTY DAY SCHOOL SERIES A (PRIVATE SCHOOL REVENUE, ALLIED IRISH BANK
               PLC LOC)ss+/-                                                               0.60        09/01/2037        19,500,000
   10,000,000  ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CALIFORNIA MENLO
               SCHOOL (PRIVATE SCHOOL REVENUE, ALLIED IRISH BANK PLC LOC)ss+/-             0.16        09/01/2033        10,000,000
    2,680,000  ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CALIFORNIA SAN
               FRANCISCO UNIVERSITY SERIES A (PRIVATE SCHOOL REVENUE, ALLIED IRISH
               BANK PLC LOC)ss+/-                                                          0.60        04/01/2035         2,680,000
    4,600,000  ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CALIFORNIA
               ZOOLOGICAL SOCIETY OF SAN DIEGO (OTHER REVENUE, BANK OF AMERICA NA
               LOC)ss+/-                                                                   0.17        10/01/2034         4,600,000
    1,895,000  ANAHEIM CA HOUSING AUTHORITY MFHR MONTEREY APARTMENTS SERIES B
               (MFHR, FNMA INSURED)ss+/-                                                   0.21        05/15/2027         1,895,000
   12,600,000  ANAHEIM CA HOUSING AUTHORITY PARK VISTA APARTMENTS (MFHR, FHLMC
               INSURED)ss+/-                                                               0.18        07/01/2033        12,600,000
    6,000,000  ANAHEIM CA HOUSING AUTHORITY SEA WIND APARTMENTS PROJECT SERIES C
               (MFHR, FNMA INSURED)ss+/-                                                   0.20        07/15/2033         6,000,000
    7,768,500  ARCADIA CA USD SERIES 2679 (OTHER REVENUE, FIRST SECURITY BANK
               LOC)ss+/-                                                                   0.20        08/01/2013         7,768,500
    5,900,000  BAKERSFIELD CA SERIES B (WATER & WASTEWATER AUTHORITY REVENUE, FIRST
               SECURITY BANK LOC)ss+/-                                                     0.24        09/01/2035         5,900,000
    9,100,000  BAY AREA TOLL AUTHORITY VARIOUS SAN FRANCISCO BAY AREA SERIES D1
               (HIGHWAY REVENUE TOLLS REVENUE)ss+/-                                        0.16        04/01/2045         9,100,000

                   32 Wells Fargo Advantage Money Market Funds


Portfolio of Investments--February 28, 2010

CALIFORNIA MUNICIPAL MONEY MARKET FUND

  PRINCIPAL    SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
-------------  ---------------------------------------------------------------------  -------------  -------------  ---------------
CALIFORNIA (continued)
$  36,430,000  BIG BEAR LAKE CA SOUTHWEST GAS CORPORATION PROJECT SERIES A
               (IDR, KBC BANK NV LOC)ss+/-                                                 0.21%       12/01/2028   $    36,430,000
   25,040,000  CALIFORNIA ALTERNATIVE ENERGY SOURCE FINANCING AUTHORITY GE CAPITAL
               CORPORATION SERIES A (ELECTRIC REVENUE)ss+/-                                0.22        10/01/2020        25,040,000
   39,770,000  CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY CALIFORNIA INSTITUTE OF
               TECHNOLOGY SERIES B (COLLEGE & UNIVERSITY REVENUE, GO OF INSTITUTION
               INSURED)ss+/-                                                               0.16        10/01/2036        39,770,000
    1,650,000  CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY CHAPMAN UNIVERSITY
               SERIES A (COLLEGE & UNIVERSITY REVENUE, BANK OF AMERICA NA LOC)ss+/-        0.15        10/01/2036         1,650,000
   12,500,000  CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY CHARLES R DREW UNIVERSITY
               (OTHER REVENUE, SOVEREIGN BANK FSB LOC)ss+/-                                0.36        11/01/2042        12,500,000
    5,500,000  CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY UNIVERSITY OF LA VERNE
               (EDUCATIONAL FACILITIES REVENUE, ALLIED IRISH BANK PLC LOC)ss+/-            0.36        03/01/2038         5,500,000
    3,900,000  CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK CALIFORNIA
               ACADEMY SERIES B (OTHER REVENUE, ALLIED IRISH BANK PLC LOC)ss+/-            0.18        09/01/2038         3,900,000
    3,730,000  CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK COLBURN SCHOOL
               SERIES B (OTHER REVENUE, ALLIED IRISH BANK PLC LOC)ss+/-                    0.37        08/01/2037         3,730,000
    2,600,000  CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK LYCEE
               FRANCIAS DE LOS ANGELES PROJECT (COLLEGE & UNIVERSITY REVENUE, MELLON
               BANK NA LOC)ss+/-                                                           0.17        09/01/2036         2,600,000
      520,000  CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK ROCS RR II
               R-11527 (TOLL ROAD REVENUE, AMBAC INSURED)ss+/-                             0.18        07/01/2030           520,000
    7,500,000  CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK SAGE HILL
               SCHOOL PROJECT (OTHER REVENUE, ALLIED IRISH BANK PLC LOC)ss+/-              0.59        06/01/2038         7,500,000
    7,000,000  CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK SAN FRANCISCO
               BALLET (OTHER REVENUE, ALLIED IRISH BANK PLC LOC)ss+/-                      0.18        08/01/2038         7,000,000
    1,125,000  CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK SOUTHERN CA
               PUBLIC RADIO PROJECT (OTHER REVENUE, ALLIED IRISH BANK PLC LOC)ss+/-        0.24        10/01/2025         1,125,000
   10,775,000  CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK ST. MARGARETS
               EPISCOPAL SCHOOL (OTHER REVENUE, ALLIED IRISH BANK PLC LOC)ss+/-            0.60        01/01/2038        10,775,000
    5,600,000  CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK THE BAY
               INSTITUTE AQUARIUM FOUNDATION (OTHER REVENUE, FHLMC INSURED)ss+/-           0.18        06/01/2025         5,600,000
    6,200,000  CALIFORNIA MUNICIPAL FINANCE AUTHORITY (ECONOMIC DEVELOPMENT REVENUE,
               CALIFORNIA BANK & TRUST LOC)ss+/-                                           0.18        08/01/2039         6,200,000
    6,935,000  CALIFORNIA MUNICIPAL FINANCE AUTHORITY (ECONOMIC DEVELOPMENT REVENUE,
               PACIFIC NATIONAL LOC)ss+/-                                                  0.18        12/01/2042         6,935,000
    9,100,000  CALIFORNIA MUNICIPAL FINANCE AUTHORITY (PRIVATE SCHOOL REVENUE,
               ALLIED IRISH BANK PLC LOC)ss+/-                                             0.60        09/01/2036         9,100,000
    5,600,000  CALIFORNIA MUNICIPAL FINANCE AUTHORITY CHEVRON USA INCORPORATED
               PROJECT (OTHER REVENUE)ss+/-                                                0.10        06/01/2025         5,600,000
   16,705,000  CALIFORNIA MUNICIPAL FINANCE AUTHORITY PACIFIC INSTITUTE SERIES A
               (HOUSING REVENUE, CALIFORNIA BANK & TRUST LOC)ss+/-                         0.15        08/01/2037        16,705,000
      400,000  CALIFORNIA PCA BP WEST COAST PRODUCT LLC (OTHER REVENUE)ss+/-               0.13        01/01/2043           400,000
    1,400,000  CALIFORNIA PCFA WADHAM ENERGY (PCR, BNP PARIBAS LOC)ss+/-                   0.17        11/01/2017         1,400,000
    6,275,000  CALIFORNIA PCFA WADHAM ENERGY SERIES C (OTHER REVENUE, BANQUE
               NATIONALE PARIS LOC)ss+/-                                                   0.17        11/01/2017         6,275,000
    4,950,000  CALIFORNIA STANFORD HOSPITAL SERIES B (HFFA REVENUE, ALLIED IRISH
               BANK PLC LOC)ss+/-                                                          0.37        07/01/2034         4,950,000
   23,600,000  CALIFORNIA STANFORD HOSPITAL SERIES B (HFFA REVENUE, FIRST SECURITY
               BANK LOC)ss+/-                                                              0.22        11/15/2036        23,600,000
   46,900,000  CALIFORNIA STANFORD HOSPITAL SERIES B (RECREATIONAL REVENUE, JPMORGAN
               CHASE BANK LOC)ss+/-                                                        0.11        06/01/2034        46,900,000
    7,480,000  CALIFORNIA STATE DEPARTMENT OF VETERANS AFFAIRS (OTHER REVENUE)ss+/-        0.25        12/01/2014         7,480,000
   14,900,000  CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES B2 (POWER REVENUE,
               BNP PARIBAS LOC)ss+/-                                                       0.14        05/01/2022        14,900,000
   12,290,000  CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES B6 (WATER &
               WASTEWATER AUTHORITY REVENUE, STATE STREET BANK & TRUST COMPANY NA
               LOC)ss+/-                                                                   0.15        05/01/2022        12,290,000
    7,800,000  CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES C 7 (ELECTRIC,
               POWER & LIGHT REVENUE, AGM INSURED)ss+/-                                    0.25        05/01/2022         7,800,000
    4,380,000  CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES C1 (POWER REVENUE,
               DEXIA CREDIT LOCAL DE FRANCE LOC)ss+/-                                      0.19        05/01/2022         4,380,000

                   Wells Fargo Advantage Money Market Funds 33


Portfolio of Investments--February 28, 2010

CALIFORNIA MUNICIPAL MONEY MARKET FUND

  PRINCIPAL    SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
-------------  ---------------------------------------------------------------------  -------------  -------------  ---------------
CALIFORNIA (continued)
$   5,030,000  CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES C9
               (ELECTRIC REVENUE, CITIBANK NA LOC)ss+/-                                    0.16%       05/01/2022   $     5,030,000
    2,130,000  CALIFORNIA STATE DWR POWER SUPPLY SUBSERIES F2 (WATER REVENUE,
               JPMORGAN CHASE BANK LOC)ss+/-                                               0.11        05/01/2020         2,130,000
    2,000,000  CALIFORNIA STATE DWR POWER SUPPLY SUBSERIES G7 (WATER REVENUE, FSA
               INSURED)ss+/-                                                               0.23        05/01/2017         2,000,000
    1,650,000  CALIFORNIA STATE DWR POWER SUPPLY SUBSERIES I1 (WATER REVENUE,
               ALLIED IRISH BANK PLC LOC)ss+/-                                             0.18        05/01/2022         1,650,000
    3,995,000  CALIFORNIA STATE DWR SERIES 3019 (WATER REVENUE, JPMORGAN CHASE BANK
               LOC)ss+/-                                                                   0.18        06/01/2016         3,995,000
   14,800,000  CALIFORNIA STATE ECONOMIC RECOVERY REVENUE SERIES C-2 (RECOVERY
               REVENUE, JPMORGAN CHASE BANK LOC)ss+/-                                      0.11        07/01/2023        14,800,000
   38,755,000  CALIFORNIA STATE ECONOMIC RECOVERY SERIES C 16 (SALES TAX
               REVENUE)ss+/-                                                               0.21        07/01/2023        38,755,000
   22,315,000  CALIFORNIA STATE SERIES 2758 (OTHER REVENUE, AMBAC INSURED)+/-              0.45        04/01/2010        22,315,000
   14,685,000  CALIFORNIA STATE SERIES A SUBSERIES A1 (OTHER REVENUE, FORTIS BANQUE
               LOC)ss+/-                                                                   0.18        05/01/2040        14,685,000
    8,560,000  CALIFORNIA STATE SERIES A SUBSERIES A2 (OTHER REVENUE, CALYON BANK
               LOC)ss+/-                                                                   0.20        05/01/2040         8,560,000
   16,275,000  CALIFORNIA STATE SERIES A-2 ( GENERAL FUND, BANK OF MONTREAL
               LOC)ss+/-                                                                   0.10        05/01/2033        16,275,000
    7,125,000  CALIFORNIA STATE SERIES B SUBSERIES B1 (OTHER REVENUE, BANK OF
               AMERICA NA LOC)ss+/-                                                        0.20        05/01/2040         7,125,000
   12,825,000  CALIFORNIA STATEWIDE CDA (HOSPITAL REVENUE, CITIBANK NA LOC)ss+/-++         0.23        08/15/2032        12,825,000
    3,125,000  CALIFORNIA STATEWIDE CDA (PRIVATE SCHOOL REVENUE, ALLIED IRISH BANK
               PLC LOC)ss+/-                                                               0.35        10/01/2036         3,125,000
    2,155,000  CALIFORNIA STATEWIDE CDA AEGIS MORAGA PROJECT C (MFHR, FNMA
               INSURED)ss+/-                                                               0.25        07/01/2027         2,155,000
    6,270,000  CALIFORNIA STATEWIDE CDA AEGIS PLEASANT HILL SERIES H (MFHR, FNMA
               INSURED)ss+/-                                                               0.20        07/01/2027         6,270,000
    6,645,000  CALIFORNIA STATEWIDE CDA ARBOR RIDGE APARTMENTS SERIES B (MFHR, FHLMC
               INSURED)ss+/-                                                               0.21        11/01/2036         6,645,000
    4,155,000  CALIFORNIA STATEWIDE CDA ARCHER SCHOOL FOR GIRLS INCORPORATED
               (PRIVATE SCHOOL REVENUE, ALLIED IRISH BANK PLC LOC)ss+/-                    0.60        05/01/2035         4,155,000
   22,150,000  CALIFORNIA STATEWIDE CDA AZUSA PACIFIC UNIVERSITY PROJECT (COLLEGE &
               UNIVERSITY REVENUE, ALLIED IRISH BANK PLC LOC)ss+/-                         0.49        04/01/2039        22,150,000
    9,390,000  CALIFORNIA STATEWIDE CDA BELMONT PROJECT SERIES F (MFHR, FNMA
               INSURED)ss+/-                                                               0.18        06/15/2038         9,390,000
    4,000,000  CALIFORNIA STATEWIDE CDA CHARTER COURT APARTMENTS SERIES L (MFHR,
               FHLMC INSURED)ss+/-                                                         0.21        09/01/2040         4,000,000
    4,850,000  CALIFORNIA STATEWIDE CDA CULINARY INSTITUTE OF AMERICA (OTHER
               REVENUE, ALLIED IRISH BANK PLC LOC)ss+/-                                    0.40        10/01/2038         4,850,000
    1,925,000  CALIFORNIA STATEWIDE CDA GRANDE APARTMENTS SERIES TT (HOUSING
               REVENUE, FNMA INSURED)ss+/-                                                 0.22        12/15/2034         1,925,000
    6,000,000  CALIFORNIA STATEWIDE CDA HERITAGE PARK APARTMENTS SERIES C
               (MFHR, FHLMC INSURED)ss+/-                                                  0.17        01/01/2038         6,000,000
    3,310,000  CALIFORNIA STATEWIDE CDA HORIZONS INDIO SERIES F (HOUSING REVENUE,
               CITIBANK NA LOC)ss+/-                                                       0.22        07/01/2038         3,310,000
    6,100,000  CALIFORNIA STATEWIDE CDA JOHN MUIR HEALTH SERIES B (HOSPITAL REVENUE,
               UBS AG LOC)ss+/-                                                            0.16        08/15/2036         6,100,000
    6,300,000  CALIFORNIA STATEWIDE CDA LA PUENTE APARTMENTS SERIES JJ (MFHR, US
               BANK NA LOC)ss+/-                                                           0.16        11/01/2031         6,300,000
   18,110,000  CALIFORNIA STATEWIDE CDA LIVERMORE VALLEY ARTS CENTER PROJECT (OTHER
               REVENUE, BANK OF NEW YORK LOC)ss+/-                                         0.16        12/01/2036        18,110,000
    6,135,000  CALIFORNIA STATEWIDE CDA MARIN HORIZON SCHOOL (PRIVATE SCHOOL
               REVENUE, ALLIED IRISH BANK PLC LOC)ss+/-                                    0.60        07/01/2036         6,135,000
    6,500,000  CALIFORNIA STATEWIDE CDA MARINEARS POINTE SERIES A (MFHR, FNMA
               INSURED)ss+/-                                                               0.17        02/15/2036         6,500,000
   10,600,000  CALIFORNIA STATEWIDE CDA MFHR CANYON COUNTRY APARTMENTS SERIES M
               (MFHR , FHLMC INSURED)ss+/-                                                 0.19        12/01/2034        10,600,000
    3,985,000  CALIFORNIA STATEWIDE CDA MFHR GRANITE OAKS APARTMENTS SERIES R
               (MFHR, FNMA INSURED)ss+/-                                                   0.22        10/15/2030         3,985,000
   12,000,000  CALIFORNIA STATEWIDE CDA MFHR IMPERIAL PARK APARTMENTS SERIES 00
               (HOUSING REVENUE, FNMA INSURED)ss+/-                                        0.25        11/01/2040        12,000,000
    3,200,000  CALIFORNIA STATEWIDE CDA MFHR SERIES AA (HOUSING REVENUE, FNMA
               INSURED)ss+/-                                                               0.20        04/15/2035         3,200,000
   11,330,000  CALIFORNIA STATEWIDE CDA NATIONAL CENTER INTERNATIONAL SCHOOLS A
               (PRIVATE SCHOOL REVENUE, ALLIED IRISH BANK PLC LOC)ss+/-                    0.36        05/01/2026        11,330,000
    7,840,000  CALIFORNIA STATEWIDE CDA OAKMONT SENIOR LIVING
               (HOUSING REVENUE, FNMA INSURED)ss+/-                                        0.19        08/01/2031         7,840,000
    8,640,000  CALIFORNIA STATEWIDE CDA OLYMPUS PARK APARTMENTS SERIES Y (MFHR, FNMA
               INSURED)ss+/-                                                               0.20        10/15/2030         8,640,000

                   34 Wells Fargo Advantage Money Market Funds


                                     Portfolio of Investments--February 28, 2010

CALIFORNIA MUNICIPAL MONEY MARKET FUND

  PRINCIPAL    SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
-------------  ---------------------------------------------------------------------  -------------  -------------  ---------------
CALIFORNIA (continued)
$   9,400,000  CALIFORNIA STATEWIDE CDA RADY CHILDRENS HOSPITAL SERIES B (HCFR,
               BANK OF THE WEST LOC)ss+/-                                                  0.13%       08/15/2047   $     9,400,000
    5,265,000  CALIFORNIA STATEWIDE CDA SEASONS SENIOR APARTMENTS SERIES B
               (MFHR, FNMA INSURED)ss+/-                                                   0.20        05/15/2037         5,265,000
    5,500,000  CALIFORNIA STATEWIDE CDA SERIES 2680 (OTHER REVENUE, JPMORGAN CHASE
               BANK LOC)ss+/-                                                              0.30        05/15/2016         5,500,000
    5,665,000  CALIFORNIA STATEWIDE CDA SUNRISE OF DANVILLE PROJECT SERIES A (MFHR,
               FNMA INSURED)ss+/-                                                          0.20        05/01/2027         5,665,000
    1,870,000  CALIFORNIA STATEWIDE CDA SWEEP LOAN PROGRAM SERIES A (HCFR, CITIBANK
               NA LOC)ss+/-                                                                0.18        08/01/2035         1,870,000
    2,500,000  CALIFORNIA STATEWIDE CDA TYRELLA GARDENS APARTMENTS SERIES B (HOUSING
               REVENUE, CITIBANK NA LOC)ss+/-                                              0.25        06/01/2036         2,500,000
   10,000,000  CALIFORNIA STATEWIDE CDA UNIVERSITY OF SAN DIEGO (COLLEGE &
               UNIVERSITY REVENUE, BANQUE NATIONALE PARIS LOC)ss+/-                        0.17        10/01/2045        10,000,000
    4,000,000  CALIFORNIA STATEWIDE CDA VILLA PASEO SENIOR PROJECT MM (MFHR, EAST
               WEST BANK LOC)ss+/-                                                         0.19        11/01/2035         4,000,000
    2,605,000  CALIFORNIA STATEWIDE CDA VILLAGE AT HESPERIA SERIES CCC (MFHR, FNMA
               INSURED)ss+/-                                                               0.20        11/15/2039         2,605,000
    4,375,000  CALIFORNIA STATEWIDE CDA VILLAGE AT NINTH APARTMENTS SERIES D
               (HOUSING REVENUE, FNMA INSURED)ss+/-                                        0.22        11/15/2035         4,375,000
    2,600,000  CALIFORNIA STATEWIDE CDA VILLAGE AT SHAW APARTMENTS SERIES E (MFHR,
               FNMA INSURED)ss+/-                                                          0.22        11/15/2035         2,600,000
   79,950,000  CALIFORNIA STATEWIDE CDA WESTERN UNIVERSITY HEALTH SERIES A (OTHER
               REVENUE, BANK OF NEW YORK LOC)ss+/-                                         0.36        06/01/2039        79,950,000
    5,490,000  CALIFORNIA STATEWIDE CDA YMCA EAST BAY PROJECT (OTHER REVENUE,
               ALLIED IRISH BANK PLC LOC)ss+/-                                             0.36        06/01/2027         5,490,000
    1,160,000  CALIFORNIA STATEWIDE COMMUNITIES AUTHORITY CENTER FOR EARLY EDUCATION
               (PRIVATE SCHOOL REVENUE, ALLIED IRISH BANK PLC LOC)ss+/-                    0.60        09/01/2031         1,160,000
    4,538,000  CALIFORNIA UNIVERSITY OF SAN FRANCISCO SERIES 2005B (EDUCATIONAL
               FACILITIES REVENUE, BANK OF AMERICA NA LOC)ss+/-                            0.17        10/01/2035         4,538,000
    1,000,000  CASTACIC CA USD COP SCHOOL FACILITIES BRIDGE FUNDING PROGRAM (OTHER
               REVENUE, DEXIA CREDIT LOCAL DE FRANCE LOC)ss+/-                             0.70        09/01/2026         1,000,000
    2,100,000  CONCORD CA MFHR (OTHER REVENUE, FHLMC INSURED)ss+/-                         0.25        12/01/2016         2,100,000
    6,440,000  CONTRA COSTA COUNTY CA HOUSING AUTHORITY SERIES C (HOUSING REVENUE,
               FHLMC INSURED)ss+/-                                                         0.17        11/15/2017         6,440,000
    2,000,000  CONTRA COSTA COUNTY CA MFHR SERIES B (MFHR, FNMA INSURED)ss+/-              0.17        11/15/2022         2,000,000
    7,000,000  CORONA CA HOUSEHOLD BANK PROJECT B (MFHR, FNMA INSURED)ss+/-                0.21        02/01/2023         7,000,000
    2,640,000  DEUTSCHE BANK SPEARS LIFERS TRUST DB-382 (OTHER REVENUE, NATL - RE
               INSURED)ss+/-                                                               0.19        08/01/2030         2,640,000
    2,325,000  DEUTSCHE BANK SPEARS LIFERS TRUST DB-383 (PROPERTY TAX REVENUE, FGIC
               INSURED)ss+/-                                                               0.19        08/01/2035         2,325,000
    5,400,000  DEUTSCHE BANK SPEARS LIFERS TRUST DB-384 (PROPERTY TAX REVENUE,
               NATL - RE INSURED)ss+/-                                                     0.19        06/01/2032         5,400,000
   29,015,000  DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-287 (OTHER REVENUE)ss+/-        0.19        09/01/2037        29,015,000
    5,775,000  DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-445 (PROPERTY TAX
               REVENUE, FIRST SECURITY BANK LOC)ss+/-                                      0.20        08/01/2032         5,775,000
    8,465,000  DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-448 (OTHER REVENUE,
               FIRST SECURITY BANK LOC)ss+/-                                               0.20        07/01/2032         8,465,000
    3,994,000  DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-457 (OTHER REVENUE,
               FIRST SECURITY BANK LOC)ss+/-                                               0.20        08/01/2032         3,994,000
    5,142,000  DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-477 (OTHER REVENUE,
               FIRST SECURITY BANK LOC)ss+/-                                               0.20        12/01/2024         5,142,000
   14,406,000  DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-490 (PROPERTY TAX
               REVENUE, FIRST SECURITY BANK LOC)ss+/-                                      0.20        08/01/2042        14,406,000
   10,510,000  DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-490 (TAX INCREMENTAL
               REVENUE, FIRST SECURITY BANK LOC)ss+/-                                      0.20        02/01/2031        10,510,000
    4,095,000  DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-561 (OTHER REVENUE,
               FIRST SECURITY BANK LOC)ss+/-                                               0.23        07/01/2031         4,095,000
    5,860,000  DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-600 (WATER REVENUE,
               FIRST SECURITY BANK LOC)ss+/-                                               0.20        02/01/2038         5,860,000
    5,505,000  DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-621 (PROPERTY TAX
               REVENUE, FIRST SECURITY BANK LOC)ss+/-                                      0.20        08/01/2028         5,505,000
    4,065,000  DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-628 (PROPERTY TAX
               REVENUE, FIRST SECURITY BANK LOC)ss+/-                                      0.20        08/01/2031         4,065,000

                   Wells Fargo Advantage Money Market Funds 35


Portfolio of Investments--February 28, 2010

CALIFORNIA MUNICIPAL MONEY MARKET FUND

  PRINCIPAL    SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
-------------  ---------------------------------------------------------------------  -------------  -------------  ---------------
CALIFORNIA (continued)
$   6,360,000  DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-629 (PROPERTY
               TAX REVENUE, NATL - RE INSURED)ss+/-                                        0.20%       08/01/2031   $     6,360,000
    4,520,000  DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-630 (PROPERTY
               TAX REVENUE, NATL - RE INSURED)ss+/-                                        0.20        02/01/2024         4,520,000
   11,910,000  DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-631 (PROPERTY
               TAX REVENUE, NATL - RE INSURED)ss+/-                                        0.20        09/01/2027        11,910,000
   11,570,000  DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-632 (PROPERTY TAX
               REVENUE, FIRST SECURITY BANK LOC)ss+/-                                      0.20        08/01/2033        11,570,000
    7,570,000  DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-649 (PROPERTY
               TAX REVENUE, NATL - RE INSURED)ss+/-                                        0.20        06/01/2031         7,570,000
    8,453,000  DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-670 (PROPERTY TAX
               REVENUE, FIRST SECURITY BANK LOC)ss+/-                                      0.20        06/01/2028         8,453,000
    2,380,000  DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DBE-500 (OTHER REVENUE,
               AMBAC INSURED)ss+/-                                                         0.23        11/01/2038         2,380,000
    1,690,000  DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DBE-525 (OTHER REVENUE,
               FGIC INSURED)ss+/-                                                          0.20        06/01/2035         1,690,000
    1,025,000  DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DBE-575 (OTHER REVENUE,
               AMBAC INSURED)ss+/-                                                         0.20        09/01/2029         1,025,000
    6,460,000  DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DBE-625 (OTHER REVENUE,
               AMBAC INSURED)ss+/-                                                         0.20        06/01/2028         6,460,000
   22,025,000  EAST BAY CA MUD SERIES A1 (WATER REVENUE)ss+/-                              0.20        06/01/2026        22,025,000
   21,400,000  EAST BAY CA MUD SERIES A2 (WATER REVENUE)ss+/-                              0.20        06/01/2026        21,400,000
    2,100,000  EAST BAY CA MUD SUBSERIES A2 (WATER REVENUE, DEXIA CREDIT LOCAL DE
               FRANCE LOC)ss+/-                                                            0.20        06/01/2038         2,100,000
      470,000  EAST BAY CA MUD SUBSERIES A3 (OTHER REVENUE, DEXIA CREDIT LOCAL DE
               FRANCE LOC)ss+/-                                                            0.20        06/01/2038           470,000
    6,950,000  EAST BAY CA MUD SUBSERIES B1 (OTHER REVENUE, DEXIA CREDIT LOCAL DE
               FRANCE LOC)ss+/-                                                            0.17        06/01/2038         6,950,000
    6,805,000  EAST BAY CA MUD SUBSERIES C (OTHER REVENUE, DEXIA CREDIT LOCAL DE
               FRANCE LOC)ss+/-                                                            0.17        06/01/2027         6,805,000
    9,835,000  EASTERN MUNICIPAL WATER DISTRICT CALIFORNIA WATER & SEWER COP
               SERIES D (WATER REVENUE, LLOYDS TSB BANK PLC LOC)ss+/-                      0.16        07/01/2023         9,835,000
   25,925,000  ECLIPSE FUNDING TRUST 2006-0002-SOLAR ECLIPSE-LOS ANGELES (PROPERTY
               TAX REVENUE, US BANK NA LOC)ss+/-                                           0.17        07/01/2030        25,925,000
   18,720,000  ELSINORE VALLEY CA MUNICIPAL WATER DISTRICT COP SERIES B (WATER &
               SEWER REVENUE, ALLIED IRISH BANK PLC LOC)ss+/-                              0.50        07/01/2035        18,720,000
    9,800,000  FREMONT CA TREETOPS APARTMENTS SERIES A (HOUSING REVENUE, FNMA
               INSURED)ss+/-                                                               0.20        08/15/2026         9,800,000
    5,300,000  GOLDEN STATE TOBACCO SECURITIZATION CORPORATION SERIES 3123 (OTHER
               REVENUE)ss+/-++                                                             0.27        06/01/2045         5,300,000
   11,500,000  GOLDEN STATE TOBACCO SECURITIZATION CORPORATION CALIFORNIA TOBACCO
               SETTLEMENT ROCS RR II R-11432 (OTHER REVENUE, CITIBANK NA LOC)ss+/-         0.24        06/01/2035        11,500,000
   19,085,000  GOLDEN STATE TOBACCO SECURITIZATION CORPORATION CALIFORNIA TOBACCO
               SETTLEMENT ROCS RR II R-11442 (OTHER REVENUE, CITIBANK NA LOC)ss+/-         0.24        06/01/2035        19,085,000
    4,800,000  HARTNELL CA COMMUNITY COLLEGE DISTRICT SERIES 2966 (PROPERTY TAX
               REVENUE, FIRST SECURITY BANK LOC)ss+/-                                      0.20        06/01/2014         4,800,000
    7,400,000  HAYWARD CA HOUSING AUTHORITY MFHR BARRINGTON HILLS SERIES A
               (HOUSING REVENUE, FNMA INSURED)ss+/-                                        0.17        06/15/2025         7,400,000
    4,000,000  HAYWARD CA MFHR SHOREWOOD SERIES A (MFHR, FGIC INSURED)ss+/-                0.17        07/15/2014         4,000,000
    1,000,000  HEMET CA MFHR SUNWEST RETIREMENT SERIES A (MFHR, FHLMC INSURED)ss+/-        0.16        01/01/2025         1,000,000
    5,190,000  HESPERIA CA USD COP INTERIM SCHOOL FACILITY FUNDING PROGRAM
               (LEASE REVENUE, FIRST SECURITY BANK LOC)ss+/-                               0.45        02/01/2028         5,190,000
    7,505,000  HESPERIA CA USD COP INTERIM SCHOOL FACILITY FUNDING PROGRAM (LEASE
               REVENUE, FIRST SECURITY BANK LOC)ss+/-                                      0.45        02/01/2038         7,505,000
    4,955,000  HESPERIA CA USD COP INTERIM SCHOOL FACILITY FUNDING PROGRAM (OTHER
               REVENUE, DEXIA CREDIT LOCAL DE FRANCE LOC)ss+/-                             0.45        02/01/2018         4,955,000
   10,370,000  IRVINE CA IMPROVEMENT BOARD ACT 1915 ASSESSMENT DISTRICT #07-22-A
               (OTHER REVENUE, KBC BANK NV LOC)ss+/-                                       0.13        09/02/2032        10,370,000
    2,700,000  IRVINE CA IMPROVEMENT BOARD ACT 1915 ASSESSMENT DISTRICT #85-7
               SERIES A (OTHER REVENUE, FIRST SECURITY BANK NA LOC)ss+/-                   0.16        09/02/2032         2,700,000
    1,165,000  IRVINE CA IMPROVEMENT BOARD ACT 1915 ASSESSMENT DISTRICT #97-17
               (OTHER REVENUE, STATE STREET BANK & TRUST COMPANY NA LOC)ss+/-              0.13        09/02/2023         1,165,000
    4,000,000  IRVINE RANCH CA WATER DISTRICT BANK OF AMERICA INSURED (WATER & SEWER
               REVENUE, BANK OF AMERICA NA LOC)ss+/-                                       0.15        04/01/2033         4,000,000
   29,545,000  JPMORGAN CHASE PUTTERS DRIVERS TRUST (PROPERTY TAX REVENUE, JPMORGAN
               CHASE BANK LOC)ss+/-++                                                      0.18        08/01/2015        29,545,000

                   36 Wells Fargo Advantage Money Market Funds


                                     Portfolio of Investments--February 28, 2010

CALIFORNIA MUNICIPAL MONEY MARKET FUND

  PRINCIPAL    SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
-------------  ---------------------------------------------------------------------  -------------  -------------  ---------------
CALIFORNIA (continued)
$   6,700,000  KINGS COUNTY CA HOUSING AUTHORITY EDGEWATER LLSE APARTMENTS SERIES A
               (MFHR, FNMA INSURED)ss+/-                                                   0.16%       02/15/2031   $     6,700,000
    5,500,000  LANCASTER CA REDEVELOPMENT AGENCY MFHR 20TH STREET APARTMENTS PROJECT
               SERIES C (HOUSING REVENUE, FNMA INSURED)ss+/-                               0.17        12/01/2026         5,500,000
    4,000,000  LOMA LINDA CA HOSPITAL LOMA LINDA UNIVERSITY MEDICAL CENTER B
               (HOSPITAL REVENUE, BANK OF AMERICA NA LOC)ss+/-                             0.18        12/01/2038         4,000,000
    5,355,000  LOS ANGELES CA (PRIVATE SCHOOL REVENUE, BANK OF AMERICA NA LOC)ss+/-        0.17        08/01/2035         5,355,000
    4,780,000  LOS ANGELES CA COMMUNITY COLLEGE DISTRICT SERIES 2864 (PROPERTY TAX
               REVENUE, FIRST SECURITY BANK LOC)ss+/-                                      0.20        08/01/2014         4,780,000
    7,265,000  LOS ANGELES CA COMMUNITY RDA MFHR SECOND & CENTRAL APARTMENTS PROJECT
               (HOUSING REVENUE, HSBC USA NA LOC)ss+/-                                     0.18        12/01/2038         7,265,000
    6,290,000  LOS ANGELES CA COMMUNITY RDA SECURITY BUILDING PROJECT SERIES A
               (MFHR, FNMA INSURED)ss+/-                                                   0.21        12/15/2034         6,290,000
    4,930,000  LOS ANGELES CA COP LOYOLA HIGH SCHOOL SERIES A (LEASE REVENUE, ALLIED
               IRISH BANK PLC LOC)ss+/-                                                    0.60        12/01/2035         4,930,000
    2,620,000  LOS ANGELES CA COP NOTRE DAME HIGH SCHOOL SERIES A (LEASE REVENUE,
               ALLIED IRISH BANK PLC LOC)ss+/-                                             0.60        09/01/2036         2,620,000
    7,500,000  LOS ANGELES CA COP SAMUEL A FRYER YAVNEY SERIES A (COLLEGE &
               UNIVERSITY REVENUE, CALIFORNIA BANK & TRUST NA LOC)ss+/-                    0.18        08/01/2038         7,500,000
      500,000  LOS ANGELES CA COP WINDWARD SERIES A (PRIVATE SCHOOL REVENUE,
               ALLIED IRISH BANK PLC LOC)ss+/-                                             0.60        07/01/2037           500,000
    7,980,000  LOS ANGELES CA DW&P ROCS RR II R-11531 (WATER & SEWER REVENUE,
               NATL - RE INSURED)ss+/-                                                     0.21        01/01/2013         7,980,000
   11,600,000  LOS ANGELES CA DW&P SUBSERIES A4 (POWER REVENUE, LLOYDS TSB BANK PLC
               LOC)ss+/-                                                                   0.15        07/01/2035        11,600,000
    3,540,000  LOS ANGELES CA MISSION VILLAGE TERRACE APARTMENTS (MFHR, EAST WEST
               BANK LOC)ss+/-                                                              0.19        07/01/2027         3,540,000
   21,550,000  LOS ANGELES CA POWER SYSTEM SUBSERIES A5 (ELECTRIC REVENUE, LLOYDS
               TSB BANK PLC LOC)ss+/-                                                      0.16        07/01/2035        21,550,000
    5,000,000  LOS ANGELES CA POWER SYSTEM SUBSERIES A6 (UTILITIES REVENUE)ss+/-           0.16        07/01/2035         5,000,000
    4,600,000  LOS ANGELES CA RR II R-11281 (OTHER REVENUE, AMBAC INSURED)ss+/-            0.21        07/01/2015         4,600,000
   13,200,000  LOS ANGELES CA WASTE WATER SUBSERIES D (SEWER REVENUE, BANK OF NOVA
               SCOTIA LOC)ss+/-                                                            0.16        06/01/2028        13,200,000
    2,800,000  LOS ANGELES CA WASTE WATER SYSTEM SERIES 2254 (OTHER REVENUE,
               NATL - RE INSURED)ss+/-                                                     0.20        06/01/2013         2,800,000
    7,000,000  LOS ANGELES CA WASTE WATER SYSTEM SUBSERIES G (SEWER REVENUE,
               BANK OF AMERICA NA LOC)ss+/-                                                0.17        06/01/2032         7,000,000
    7,340,000  LOS ANGELES CA WATER & POWER SERIES 2971 (ELECTRIC REVENUE, FIRST
               SECURITY BANK LOC)ss+/-                                                     0.20        01/01/2014         7,340,000
    4,300,000  LOS ANGELES CA WATTS ATHENS APARTMENTS SERIES A (HOUSING REVENUE,
               FHLB INSURED)ss+/-                                                          0.19        08/15/2030         4,300,000
    2,500,000  LOS ANGELES COUNTY CA HOUSING AUTHORITY MFHR BONDS (HOUSING REVENUE,
               FHLMC INSURED)ss+/-                                                         0.28        09/01/2030         2,500,000
    5,100,000  LOS ANGELES COUNTY CA METROPOLITAN TRANSPORTATION AUTHORITY SERIES C3
               (SALES TAX REVENUE, SUMITOMO MITSUI BANK LOC)ss+/-                          0.15        07/01/2025         5,100,000
   11,000,000  LOS ANGELES CA USD COP ADMINISTRATION BUILDING PROJECT SERIES A
               (OTHER REVENUE, BANK OF AMERICA NA LOC)ss+/-                                0.18        10/01/2024        11,000,000
    5,065,000  LOS RIOS CA COMMUNITY COLLEGE DISTRICT SERIES 2972 (PROPERTY TAX
               REVENUE, FIRST SECURITY BANK LOC)ss+/-                                      0.20        02/01/2013         5,065,000
   10,515,000  METROPOLITAN WATER DISTRICT SOUTHERN CA WATERWORKS (WATER REVENUE,
               CITIBANK NA LOC)ss+/-++                                                     0.20        02/01/2015        10,515,000
   25,600,000  METROPOLITAN WATER DISTRICT SOUTHERN CA WATERWORKS CLASS A (WATER
               REVENUE, CITIBANK NA LOC)ss+/-                                              0.20        07/01/2037        25,600,000
      700,000  METROPOLITAN WATER DISTRICT SOUTHERN CA WATERWORKS REVENUE SERIES C
               (WATER REVENUE )ss+/-                                                       0.16        07/01/2027           700,000
   14,500,000  METROPOLITAN WATER DISTRICT SOUTHERN CA WATERWORKS SERIES B3 (WATER
               REVENUE)ss+/-                                                               0.10        07/01/2035        14,500,000
   13,900,000  MODESTO CA PUBLIC FINANCING AUTHORITY (LEASE REVENUE, BANK OF AMERICA
               NA LOC)ss+/-                                                                0.17        09/01/2033        13,900,000
    1,550,000  MONTEREY PENINSULA CA WATER MANAGEMENT DISTRICT (LEASE REVENUE,
               BANK OF AMERICA NA LOC)ss+/-                                                0.22        07/01/2022         1,550,000
   51,590,000  MORGAN HILL CA RDA TAX ALLOCATION OJO DE AGUA REDEVELOPMENT PROJECT A
               (OTHER REVENUE, BANK OF NOVA SCOTIA LOC)ss+/-                               0.17        09/01/2033        51,590,000

                   Wells Fargo Advantage Money Market Funds 37


Portfolio of Investments--February 28, 2010

CALIFORNIA MUNICIPAL MONEY MARKET FUND

  PRINCIPAL    SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
-------------  ---------------------------------------------------------------------  -------------  -------------  ---------------
CALIFORNIA (continued)
$   3,680,000  NORTHERN CA POWER AGENCY HYDROELECTRIC PROJECT 1 SERIES A (ELECTRIC
               REVENUE, DEXIA CREDIT LOCAL DE FRANCE LOC)ss+/-                             0.21%       07/01/2032   $     3,680,000
   17,400,000  NORTHERN CALIFORNIA TRANSMISSION AGENCY SERIES A (UTILITIES REVENUE,
               FIRST SECURITY BANK LOC)ss+/-                                               0.24        05/01/2024        17,400,000
    6,500,000  ONTARIO CA MULTIFAMILY REVENUE (HCFR, FHLMC INSURED)ss+/-                   0.15        12/01/2035         6,500,000
    6,070,000  ORANGE COUNTY CA (HOUSING REVENUE, FNMA INSURED)ss+/-                       0.21        12/15/2028         6,070,000
    4,000,000  ORANGE COUNTY CA APARTMENT DEVELOPMENT REVENUE PARK RIDGE VILLAS
               PROJECT (HOUSING REVENUE, FNMA INSURED)ss+/-                                0.16        11/15/2028         4,000,000
   14,900,000  ORANGE COUNTY CA APARTMENT DEVELOPMENT REVENUE PROJECT PARK PLACE
               APARTMENTS ISSUE A (HOUSING REVENUE, FHLB INSURED)ss+/-                     0.18        04/01/2024        14,900,000
    8,619,000  ORANGE COUNTY CA APARTMENT DEVELOPMENT REVENUE SERIES D HARBOR POINTE
               PROJECT (HOUSING REVENUE, FHLMC INSURED)ss+/-                               0.16        12/01/2022         8,619,000
    4,244,000  ORANGE COUNTY CA IMPROVEMENT BOARD ACT 1915 ASSESSMENT DISTRICT 01-1
               SERIES A (SPECIAL TAX REVENUE, KBC BANK NV LOC)ss+/-                        0.15        09/02/2033         4,244,000
    5,960,000  ORANGE COUNTY CA SANITATION DISTRICT SERIES A (LEASE REVENUE)ss+/-          0.14        08/01/2029         5,960,000
    1,075,000  ORANGE COUNTY CA SANITATION DISTRICTS COP SERIES 25297 (SEWER
               REVENUE, FIRST SECURITY BANK LOC)ss+/-                                      0.20        02/01/2015         1,075,000
   19,400,000  PITTSBURG CA PUBLIC FINANCING AUTHORITY WATER (WATER REVENUE,
               ALLIED IRISH BANK PLC LOC)ss+/-                                             0.45        06/01/2035        19,400,000
    7,000,000  RANCHO CA WATER DISTRICT FINANCING AUTHORITY SERIES B (OTHER REVENUE,
               UBS AG LOC)ss+/-                                                            0.17        08/15/2031         7,000,000
      160,000  RIVERSIDE CA COP (LEASE REVENUE, BANK OF AMERICA NA LOC)ss+/-               0.18        03/01/2037           160,000
    3,245,000  RIVERSIDE CA ELECTRIC PUTTERS SERIES 3042Z (ELECTRIC REVENUE, FIRST
               SECURITY BANK LOC)ss+/-++                                                   0.14        04/01/2016         3,245,000
    8,500,000  RIVERSIDE COUNTY CA (LEASE ABATEMENT REVENUE, BANK OF AMERICA NA
               LOC)ss+/-                                                                   0.18        11/01/2039         8,500,000
    1,500,000  RIVERSIDE COUNTY CA HOUSING AUTHORITY MOUNTAIN VIEW APARTMENTS
               SERIES A (MFHR, REDLANDS FEDERAL S&L LOC)ss+/-                              0.21        08/01/2025         1,500,000
    2,300,000  RIVERSIDE COUNTY CA IDA IDR CRYOGENIC PROJECT ISSUE B (IDR, BANK OF
               AMERICA NA LOC)ss+/-                                                        0.18        07/05/2014         2,300,000
   14,750,000  ROSEVILLE CA COP SERIES A (ELECTRIC REVENUE, BANK OF NEW YORK
               LOC)ss+/-                                                                   0.19        02/01/2035        14,750,000
   12,874,000  ROSEVILLE CA ELECTRIC SYSTEM COP SERIES B (OTHER REVENUE, DEXIA
               CREDIT LOCAL DE FRANCE LOC)ss+/-                                            0.19        02/01/2035        12,874,000
    7,000,000  SACRAMENTO CA HOUSING AUTHORITY SHENANDOAH APARTMENTS SERIES F
               (HOUSING REVENUE, FNMA INSURED)ss+/-                                        0.20        09/15/2036         7,000,000
    5,000,000  SACRAMENTO COUNTY CA HOUSING AUTHORITY (HOUSING REVENUE, FNMA
               INSURED)ss+/-                                                               0.16        07/15/2029         5,000,000
    7,000,000  SACRAMENTO COUNTY CA HOUSING AUTHORITY MFHR ARLINGTON CREEK APARTMENT
               SERIES I (HOUSING REVENUE, FNMA INSURED)ss+/-                               0.19        05/15/2034         7,000,000
    6,835,000  SACRAMENTO COUNTY CA HOUSING AUTHORITY MFHR CASCADES SERIES D
               (HOUSING REVENUE, FNMA INSURED)ss+/-                                        0.20        09/15/2035         6,835,000
    9,140,000  SACRAMENTO COUNTY CA HOUSING AUTHORITY MFHR LOGAN PARK APARTMENTS
               ISSUE E (HOUSING REVENUE, FHLMC INSURED)ss+/-                               0.21        05/01/2042         9,140,000
    6,000,000  SACRAMENTO COUNTY CA HOUSING AUTHORITY MFHR NORMANDY PARK APARTMENTS
               SERIES A (HOUSING REVENUE, FNMA INSURED)ss+/-                               0.20        02/15/2033         6,000,000
    2,900,000  SACRAMENTO COUNTY CA HOUSING AUTHORITY SEASONS AT WINTER SERIES C2
               (MFHR, FHLMC INSURED)ss+/-                                                  0.16        08/01/2034         2,900,000
    4,700,000  SACRAMENTO COUNTY CA HOUSING AUTHORITY SHADWOOD APARTMENTS PROJECT
               ISSUE A (MFHR, FHLMC INSURED)ss+/-                                          0.18        12/01/2022         4,700,000
   10,000,000  SACRAMENTO COUNTY CA RIVER POINTE APARTMENTS SERIES B (MFHR, FNMA
               INSURED)ss+/-                                                               0.16        08/15/2027        10,000,000
    5,000,000  SACRAMENTO COUNTY CA SANITATION DISTRICT FINANCING AUTHORITY
               SUBORDINATE LIEN SACRAMENTO DISTRICT E (SEWER REVENUE, US BANK NA
               LOC)ss+/-                                                                   0.20        12/01/2040         5,000,000
    5,050,000  SACRAMENTO COUNTY CA SANITATION DISTRICT FINANCING AUTHORITY
               SUBORDINATE LIEN SACRAMENTO REGULATION C (SEWER REVENUE, CREDIT
               AGRICOLE INDOSUEZ LOC)ss+/-                                                 0.18        12/01/2030         5,050,000
    7,000,000  SAN BERNARDINO CA REDEVELOPMENT AGENCY SILVER WOODS APARTMENTS
               PROJECT (HOUSING REVENUE, FNMA INSURED)ss+/-                                0.20        05/01/2026         7,000,000
    6,809,000  SAN BERNARDINO COUNTY CA COP SERIES A (LEASE REVENUE, BANK OF AMERICA
               NA LOC)ss+/-                                                                0.18        03/01/2024         6,809,000
    5,500,000  SAN BERNARDINO COUNTY CA FLOOD CONTROL DISTRICT (WATER REVENUE, UBS
               AG LOC)ss+/-                                                                0.18        08/01/2037         5,500,000

                   38 Wells Fargo Advantage Money Market Funds


Portfolio of Investments--February 28, 2010

CALIFORNIA MUNICIPAL MONEY MARKET FUND

  PRINCIPAL    SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
-------------  ---------------------------------------------------------------------  -------------  -------------  ---------------
CALIFORNIA (continued)
$   6,115,000  SAN BERNARDINO COUNTY CA MFHR GREEN VALLEY APARTMENTS PROJECT
               SERIES A (HOUSING REVENUE, FNMA INSURED)ss+/-                               0.17%       05/15/2029   $     6,115,000
    5,600,000  SAN BERNARDINO COUNTY CA MFHR SYCAMORE TERRACE PROJECT SERIES A
               (HOUSING REVENUE, FNMA INSURED)ss+/-                                        0.17        05/15/2029         5,600,000
    4,695,000  SAN DIEGO COUNTY CA REGIONAL TRANSPORTATION COMMUNITY LIMITED TAX
               SERIES A (SALES TAX REVENUE, JPMORGAN CHASE BANK LOC)ss+/-                  0.18        04/01/2038         4,695,000
    4,005,000  SAN DIEGO COUNTY CA REGIONAL TRANSPORTATION COMMUNITY LIMITED TAX
               SERIES B (SALES TAX REVENUE, JPMORGAN CHASE BANK LOC)ss+/-                  0.17        04/01/2038         4,005,000
      295,000  SAN DIEGO COUNTY CA REGIONAL TRANSPORTATION COMMUNITY LIMITED TAX
               SERIES D (SALES TAX REVENUE, DEXIA CREDIT LOCAL DE FRANCE LOC)ss+/-         0.35        04/01/2038           295,000
    1,545,000  SAN DIEGO COUNTY CA WATER AUTHORITY COP SERIES 2873 (WATER REVENUE,
               FIRST SECURITY BANK LOC)ss+/-                                               0.20        05/01/2013         1,545,000
    6,850,000  SAN FRANCISCO CA CITY & COUNTY AIRPORTS COMMISSION SECOND SERIES 37C
               (AIRPORT REVENUE, FSA INSURED)ss+/-                                         0.21        05/01/2029         6,850,000
    5,000,000  SAN FRANCISCO CA CITY & COUNTY AIRPORTS COMMISSION SECOND SERIES 37D
               (OTHER REVENUE, AGM INSURED)ss+/-                                           0.21        05/01/2030         5,000,000
    4,655,000  SAN FRANCISCO CA CITY & COUNTY AIRPORTS COMMISSION SERIES B (AIRPORT
               REVENUE)ss+/-                                                               0.75        05/01/2029         4,655,000
    5,425,000  SAN FRANCISCO CA CITY & COUNTY FINANCE CORPORATION MOSCONE CENTER
               (LEASE REVENUE, STATE STREET BANK & TRUST COMPANY NA LOC)ss+/-              0.17        04/01/2030         5,425,000
    2,645,000  SAN FRANCISCO CA CITY & COUNTY MFHR CARTER TERRACE APARTMENTS
               SERIES B (MFHR, CITIBANK NA LOC)ss+/-                                       0.15        03/01/2036         2,645,000
   40,000,000  SAN FRANCISCO CA CITY & COUNTY RDA FILLMORE CENTER SERIES B1 (HOUSING
               REVENUE, FHLMC INSURED)ss+/-                                                0.20        12/01/2017        40,000,000
    6,440,000  SAN FRANCISCO CA CITY & COUNTY RDA NOTRE DAME APARTMENTS SERIES G
               (HOUSING REVENUE, CITIBANK NA LOC)ss+/-                                     0.22        12/01/2033         6,440,000
    8,925,000  SAN FRANCISCO CA CITY & COUNTY RDA ORLANDO CEPEDA PLACE SERIES D
               (MFHR, CITIBANK NA LOC)ss+/-                                                0.25        11/01/2033         8,925,000
    9,250,000  SAN FRANCISCO CA CITY & COUNTY REDEVELOPMENT AGENCY COMMUNITY
               FACILITIES DISTRICT HUNTERS POINT SERIES A (TAX REVENUE, KBC BANK NV
               LOC)ss+/-                                                                   0.18        08/01/2036         9,250,000
    3,030,000  SAN FRANCISCO CA CITY & COUNTY REDEVELOPMENT AGENCY MFHR LELAND POLK
               SENIOR COMMUNITY SERIES A (MFHR, CITIBANK NA LOC)ss+/-                      0.15        12/01/2019         3,030,000
    8,900,000  SAN JOSE CA CINNABAR COMMONS SERIES C (HOUSING REVENUE, BANK OF
               AMERICA NA LOC)ss+/-                                                        0.17        02/01/2037         8,900,000
    9,360,000  SAN JOSE CA MFHR RAINTREE APARTMENTS SERIES A (MFHR, FNMA
               INSURED)ss+/-                                                               0.27        02/01/2038         9,360,000
    5,750,000  SAN JOSE CA REDEVELOPMENT AGENCY MERGED AREA REDEVELOPMENT PROJECT
               SERIES A (PROPERTY TAX REVENUE, JPMORGAN CHASE BANK LOC)ss+/-               0.15        07/01/2026         5,750,000
    7,100,000  SAN JOSE CA REDEVELOPMENT AGENCY TAX ALLOCATION (HOUSING REVENUE,
               BANK OF NEW YORK LOC)ss+/-                                                  0.15        08/01/2035         7,100,000
    4,230,000  SAN JOSE CA TURNLEAF APARTMENTS SERIES A (HOUSING REVENUE, FHLMC
               INSURED)ss+/-                                                               0.22        06/01/2036         4,230,000
    5,025,000  SAN LEANDRO CA PARKSIDE COMMONS APARTMENTS PROJECT (MFHR, FNMA
               INSURED)ss+/-                                                               0.18        07/15/2018         5,025,000
    6,660,000  SANTA ANA CA HEALTH FACILITY REVENUE MULTI-MODEL TOWN & COUNTRY
               PROJECT BNP PARIBAS (HCFR, DEXIA CREDIT LOCAL DE FRANCE LOC)ss+/-           0.11        10/01/2020         6,660,000
   37,545,000  SANTA CLARA CA SUBSERIES B (ELECTRIC PLANT REVENUE, DEXIA CREDIT
               LOCAL DE FRANCE LOC)ss+/-                                                   0.19        07/01/2027        37,545,000
   20,750,000  SANTA CLARA COUNTY CA FINANCING AUTHORITY MULTIPLE FACILITIES
               PROJECTS SERIES M (LEASE REVENUE, BANK OF AMERICA NA LOC)ss+/-              0.18        05/15/2035        20,750,000
    5,900,000  SANTA CLARA COUNTY CA MFHR BENTON PARK CENTER APARTMENTS PROJECT
               SERIES A (MFHR, FNMA INSURED)ss+/-                                          0.16        12/15/2025         5,900,000
    3,120,000  SANTA ROSA CA ALDERBROOK HEIGHTS APARTMENTS (HOUSING REVENUE, FHLB
               INSURED)ss+/-                                                               0.20        05/01/2040         3,120,000
   17,695,000  SIMI VALLEY CA SERIES A (MFHR, FHLMC INSURED)ss+/-                          0.15        07/01/2023        17,695,000
    5,700,000  SIMI VALLEY CA SHADOWRIDGE APARTMENTS PROJECT (HOUSING REVENUE, FHLMC
               INSURED)ss+/-                                                               0.19        09/01/2019         5,700,000
   32,900,000  SOUTHERN CA PUBLIC POWER AUTHORITY PROJECT (ELECTRIC REVENUE, KBC
               BANK NV LOC)ss+/-                                                           0.18        07/01/2036        32,900,000
   92,085,000  SOUTHERN CA PUBLIC POWER AUTHORITY TRANSMISSION PROJECT REVENUE
               (UTILITIES REVENUE, LLOYDS TSB BANK PLC LOC)ss+/-                           0.20        07/01/2019        92,085,000
    5,900,000  STOCKTON CA HCFR SERIES A (HCFR, CITIBANK NA LOC)ss+/-                      0.13        12/01/2032         5,900,000
    8,220,000  SWEETWATER CA UNION HIGH SCHOOL DISTRICT ROCS RR II 11484 (PROPERTY
               TAX REVENUE, FIRST SECURITY BANK LOC)ss+/-                                  0.23        02/01/2013         8,220,000

                   Wells Fargo Advantage Money Market Funds 39


Portfolio of Investments--February 28, 2010

CALIFORNIA MUNICIPAL MONEY MARKET FUND

  PRINCIPAL    SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
-------------  ---------------------------------------------------------------------  -------------  -------------  ---------------
CALIFORNIA (continued)
$  12,460,000  UNIVERSITY OF CALIFORNIA (COLLEGE & UNIVERSITY REVENUE, FIRST
               SECURITY BANK LOC)ss+/-                                                     0.21%       05/15/2032   $    12,460,000
   12,000,000  UPLAND CA COMMUNITY RDA SUNSET RIDGE APARTMENTS (HOUSING REVENUE,
               EAST WEST BANK LOC)ss+/-                                                    0.17        08/01/2037        12,000,000
    7,750,000  VACAVILLE CA MFHR SYCAMORE APARTMENTS SERIES A (HOUSING REVENUE, FNMA
               INSURED)ss+/-                                                               0.17        05/15/2029         7,750,000
    3,200,000  VACAVILLE CA SERIES A (HOUSING REVENUE, FNMA INSURED)ss+/-                  0.21        07/15/2018         3,200,000
    3,620,000  WALNUT CREEK CA CREEKSIDE DRIVE (HOUSING REVENUE, FHLMC INSURED)ss+/-       0.17        04/01/2027         3,620,000
    9,900,000  WHITTIER CA WHITTIER COLLEGE (COLLEGE & UNIVERSITY REVENUE, BANK OF
               AMERICA NA LOC)ss+/-                                                        0.18        12/01/2038         9,900,000
                                                                                                                      2,367,737,500
                                                                                                                    ---------------
OTHER: 0.54%
    8,030,000  BRANCH BANKING & TRUST MUNICIPAL TRUST (LEASE REVENUE, BRANCH
               BANKING & TRUST LOC)ss+/-                                                   0.20        09/01/2022         8,030,000
    6,000,000  BRANCH BANKING & TRUST MUNICIPAL TRUST (OTHER REVENUE, FIRST SECURITY
               BANK LOC)ss+/-                                                              0.24        02/01/2027         6,000,000
                                                                                                                         14,030,000
                                                                                                                    ---------------
PUERTO RICO: 1.08%
    5,331,000  DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DBE-627A (SALES TAX REVENUE,
               AMBAC INSURED)ss+/-                                                         0.22        08/01/2049         5,331,000
   11,000,000  PUERTO RICO COMMONWEALTH (OTHER REVENUE, WACHOVIA BANK LOC)ss+/-(o)(o)      0.14        07/01/2034        11,000,000
   11,600,000  PUERTO RICO COMMONWEALTH (PROPERTY TAX REVENUE, WACHOVIA BANK
               LOC)ss+/-(o)(o)                                                             0.14        07/01/2034        11,600,000
                                                                                                                         27,931,000
                                                                                                                    ---------------
TOTAL MUNICIPAL BONDS & NOTES (COST $2,409,698,500)                                                                   2,409,698,500
                                                                                                                    ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $2,580,658,500)                                                          99.94%                                 2,580,658,500
OTHER ASSETS AND LIABILITIES, NET                                               0.06                                      1,515,153
                                                                              ------                                ---------------
TOTAL NET ASSETS                                                              100.00%                               $ 2,582,173,653
                                                                              ------                                ---------------

----------
ss These securities are subject to a demand feature which reduces the effective maturity.

+/-    Variable rate investments.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

(o)(o) Credit enhancement is provided by a non-controlled affiliate.

* Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

                  40 Wells Fargo Advantage Money Market Funds


                                     Portfolio of Investments--February 28, 2010

CASH INVESTMENT MONEY MARKET FUND

  PRINCIPAL    SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
-------------  ---------------------------------------------------------------------  -------------  -------------  ---------------
AGENCY NOTES - INTEREST BEARING: 0.28%
FEDERAL HOME LOAN MORTGAGE CORPORATION: 0.28%
$  53,000,000  FHLMC+/-ss                                                                  0.15%       02/02/2012   $    52,917,834
TOTAL AGENCY NOTES - INTEREST BEARING (COST $52,917,834)                                                                 52,917,834
                                                                                                                    ---------------
BANKERS ACCEPTANCE NOTES: 0.27%
DOMESTIC BANKS: 0.27%
    5,000,000  BANK OF AMERICA NA##                                                        0.20        03/17/2010         4,999,556
   16,000,000  BANK OF AMERICA NA##                                                        0.20        03/18/2010        15,998,489
    1,839,446  BANK OF AMERICA NA##                                                        0.32        08/18/2010         1,836,666
    3,000,000  BANK OF AMERICA NA##                                                        0.32        08/20/2010         2,995,413
   12,264,900  BANK OF AMERICA NA##                                                        0.37        04/08/2010        12,259,943
    2,000,000  BANK OF AMERICA NA##                                                        0.35        05/18/2010         1,998,483
   10,000,000  BANK OF AMERICA NA##                                                        0.33        05/24/2010         9,992,253
TOTAL BANKERS ACCEPTANCE NOTES (COST $50,080,803)                                                                        50,080,803
                                                                                                                    ---------------
CERTIFICATES OF DEPOSIT: 9.99%
   48,000,000  ABBEY NATIONAL TREASURY SERVICES+/-                                         0.27        12/10/2010        48,000,000
   19,000,000  ACTS RETIREMENT LIFE COMMUNITIES INCORPORATED                               0.23        03/10/2010        18,998,813
   80,000,000  ALLIED IRISH BANKS NORTH AMERICA INCORPORATED+/-++                          0.25        03/03/2010        80,000,000
  100,000,000  BANCO BILBAO VIZCAYA (LONDON)++                                             0.18        03/18/2010        99,991,028
  140,000,000  BANCO BILBAO VIZCAYA (LONDON)                                               0.30        03/16/2010       140,000,291
   50,000,000  BANCO BILBAO VIZCAYA ARGENTARIA (LONDON)++                                  0.29        04/22/2010        49,978,333
   72,000,000  BANCO BILBAO VIZCAYA ARGENTARIA (NEW YORK)                                  0.23        04/12/2010        72,000,000
   49,500,000  BARCLAYS BANK PLC (NEW YORK)+/-                                             0.48        01/19/2011        49,500,000
   43,000,000  BARCLAYS BANK PLC (NEW YORK)+/-                                             0.78        11/08/2010        43,000,000
  112,500,000  BARCLAYS BANK PLC (NEW YORK)+/-                                             1.00        06/24/2010       112,500,000
   32,000,000  BNP PARIBAS EURO                                                            0.23        04/12/2010        32,000,373
   15,000,000  CALYON (NEW YORK)                                                           0.25        06/02/2010        14,999,999
   18,000,000  CALYON (NEW YORK)+/-                                                        0.29        06/29/2010        17,988,823
   54,600,000  CALYON (NEW YORK)                                                           0.55        03/22/2010        54,601,586
    8,000,000  DEXIA CREDIT LOCAL SA                                                       0.95        05/12/2010         8,011,328
   81,000,000  DEXIA DELAWARE                                                              1.00        03/01/2010        81,000,000
   75,000,000  LLOYDS TSB BANK PLC (NEW YORK)+/-                                           0.35        05/10/2010        75,000,000
  102,500,000  LLOYDS TSB BANK PLC (NEW YORK)+/-                                           0.46        11/12/2010       102,500,000
  150,000,000  LLOYDS TSB BANK PLC (NEW YORK)+/-                                           0.50        07/26/2010       150,000,000
   19,000,000  NATIXIS COMMERCIAL PAPER CORPORATION                                        0.28        04/05/2010        19,000,000
   67,000,000  NATIXIS COMMERCIAL PAPER CORPORATION                                        0.30        03/02/2010        67,000,000
   21,000,000  RABOBANK NEDERLAND NV (NEW YORK)+/-                                         0.23        01/06/2011        21,000,000
   24,000,000  RABOBANK NEDERLAND NV (NEW YORK)+/-                                         0.23        01/07/2011        24,000,000
   29,000,000  RABOBANK NEDERLAND NV (NEW YORK)+/-                                         0.23        10/19/2010        29,000,000
  130,000,000  ROYAL BANK SCOTLAND PLC (CONNECTICUT)+/-                                    0.84        07/16/2010       130,000,000
  162,000,000  SOCIETE GENERALE (NEW YORK)+/-                                              0.10        04/05/2010       162,000,000
   47,000,000  SOCIETE GENERALE (NEW YORK)+/-ss                                            0.55        05/05/2011        47,000,000
  130,000,000  UNICREDIT S.P.A (NEW YORK)                                                  0.27        05/04/2010       130,000,000
TOTAL CERTIFICATES OF DEPOSIT (COST $1,879,070,574)                                                                   1,879,070,574
                                                                                                                    ---------------
COMMERCIAL PAPER: 60.09%
   20,000,000  ALLIED IRISH BANKS NORTH AMERICA INCORPORATED##++                           0.13        03/02/2010        19,999,861
   55,000,000  ALLIED IRISH BANKS NORTH AMERICA INCORPORATED##++                           0.20        03/04/2010        54,998,808
   44,000,000  ALLIED IRISH BANKS NORTH AMERICA INCORPORATED##++                           0.21        03/05/2010        43,998,729
   43,000,000  AMSTEL FUNDING CORPORATION##++(p)                                           0.00        03/01/2010        43,000,000
   24,000,000  AMSTEL FUNDING CORPORATION##++(p)                                           0.49        03/04/2010        23,998,700
   27,000,000  AMSTEL FUNDING CORPORATION##++(p)                                           0.56        03/15/2010        26,993,700

                   Wells Fargo Advantage Money Market Funds 41


Portfolio of Investments--February 28, 2010

CASH INVESTMENT MONEY MARKET FUND

  PRINCIPAL    SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
-------------  ---------------------------------------------------------------------  -------------  -------------  ---------------
COMMERCIAL PAPER (continued)
 $ 57,000,000  AMSTEL FUNDING CORPORATION##++(p)                                           0.56%       03/16/2010   $    56,985,750
   49,000,000  AMSTEL FUNDING CORPORATION##++(p)                                           0.57        03/17/2010        48,986,933
   63,000,000  AMSTEL FUNDING CORPORATION##++(p)                                           0.57        03/18/2010        62,982,150
  120,000,000  AMSTEL FUNDING CORPORATION##++(p)                                           0.79        04/30/2010       119,840,000
   18,000,000  AMSTERDAM FUNDING CORPORATION##++(p)                                        0.15        03/22/2010        17,998,320
   17,000,000  AMSTERDAM FUNDING CORPORATION##++(p)                                        0.17        03/25/2010        16,997,960
   13,000,000  AMSTERDAM FUNDING CORPORATION##++(p)                                        0.18        04/07/2010        12,997,595
   60,000,000  AMSTERDAM FUNDING CORPORATION##++(p)                                        0.19        04/19/2010        59,984,483
   19,000,000  AMSTERDAM FUNDING CORPORATION##++(p)                                        0.20        05/03/2010        18,993,350
   96,000,000  ANGLO IRISH BANK CORPORATION LIMITED##++                                    0.17        03/03/2010        95,998,667
    9,000,000  ANTALIS US FUNDING CORPORATION##++(p)                                       0.14        03/05/2010         8,999,820
    8,000,000  ANTALIS US FUNDING CORPORATION##++(p)                                       0.17        03/08/2010         7,999,704
   57,000,000  ANTALIS US FUNDING CORPORATION##++(p)                                       0.17        03/09/2010        56,997,593
   14,000,000  ANTALIS US FUNDING CORPORATION##++(p)                                       0.17        03/17/2010        13,998,880
   19,000,000  ANTALIS US FUNDING CORPORATION##++(p)                                       0.17        03/24/2010        18,997,815
    9,000,000  ANTALIS US FUNDING CORPORATION##++(p)                                       0.20        04/16/2010         8,997,700
   14,000,000  ANTALIS US FUNDING CORPORATION##++(p)                                       0.20        03/08/2010        13,999,456
   14,800,000  ANTALIS US FUNDING CORPORATION##++(p)                                       0.21        04/13/2010        14,796,288
    8,000,000  ANTALIS US FUNDING CORPORATION##++(p)                                       0.21        04/23/2010         7,997,527
   27,000,000  ANTALIS US FUNDING CORPORATION##++(p)                                       0.22        04/08/2010        26,993,508
    5,000,000  ANTALIS US FUNDING CORPORATION##++(p)                                       0.22        04/12/2010         4,998,717
   60,000,000  ANZ NATIONAL (INTERNATIONAL) LIMITED+/-++                                   0.32        01/11/2011        60,000,000
   40,000,000  ANZ NATIONAL (INTERNATIONAL) LIMITED+/-++                                   0.38        10/20/2010        40,000,000
   24,000,000  ARABELLA FINANCE LLC##++(p)                                                 0.47        03/18/2010        23,994,334
   27,000,000  ARABELLA FINANCE LLC##++(p)                                                 0.52        05/18/2010        26,969,580
    6,000,000  ARABELLA FINANCE LLC##++(p)                                                 0.53        05/24/2010         5,992,580
   30,000,000  ASB FINANCE LIMITED (LONDON)+/-++                                           0.33        01/12/2011        29,998,694
   30,000,000  ASB FINANCE LIMITED (LONDON)+/-++                                           0.33        01/10/2011        30,000,000
   42,000,000  ASB FINANCE LIMITED (LONDON)+/-++                                           0.36        12/08/2010        42,003,375
   41,000,000  ASB FINANCE LIMITED (LONDON)+/-++                                           0.36        12/13/2010        41,003,274
  175,000,000  ASB FINANCE LIMITED (LONDON)+/-++                                           0.78        06/16/2010       175,000,000
   30,000,000  ASB FINANCE LIMITED (LONDON)+/-++                                           0.80        07/09/2010        30,000,000
   36,000,000  ASB FINANCE LIMITED (LONDON)+/-++                                           0.47        03/08/2010        35,996,220
   14,000,000  ASPEN FUNDING CORPORATION##++(p)                                            0.20        04/28/2010        13,995,489
   18,000,000  ATLANTIC ASSET SECURITIZATION CORPORATION##++(p)                            0.17        03/11/2010        17,999,150
   22,000,000  ATLANTIC ASSET SECURITIZATION CORPORATION##++(p)                            0.18        03/18/2010        21,998,026
   35,500,000  ATLANTIC ASSET SECURITIZATION CORPORATION##++(p)                            0.19        04/09/2010        35,492,693
   18,000,000  ATLANTIC ASSET SECURITIZATION CORPORATION##++(p)                            0.19        04/14/2010        17,995,820
   24,000,000  ATLANTIC ASSET SECURITIZATION CORPORATION##++(p)                            0.20        04/08/2010        23,994,933
   23,062,000  ATLANTIC ASSET SECURITIZATION CORPORATION##++(p)                            0.20        05/21/2010        23,051,622
   81,000,000  ATLANTIS ONE FUNDING CORPORATION##++(p)                                     0.23        03/11/2010        80,994,825
   47,000,000  ATLANTIS ONE FUNDING CORPORATION##++(p)                                     0.20        03/09/2010        46,997,598
   36,000,000  AUTOBAHN FUNDING COMPANY LLC##++(p)                                         0.00        03/01/2010        36,000,000
    2,500,000  AUTOBAHN FUNDING COMPANY LLC##++(p)                                         0.24        03/30/2010         2,499,497
    7,000,000  AUTOBAHN FUNDING COMPANY LLC##++(p)                                         0.26        04/05/2010         6,998,163
    8,000,000  AUTOBAHN FUNDING COMPANY LLC##++(p)                                         0.27        05/10/2010         7,995,800
   10,000,000  AUTOBAHN FUNDING COMPANY LLC##++(p)                                         0.27        05/17/2010         9,994,225
   69,420,000  BANK OF NOVA SCOTIA##                                                       0.18        04/14/2010        69,404,728
  100,000,000  BARCLAYS US FUNDING LLC##                                                   0.00        03/01/2010       100,000,000
   28,000,000  BARTON CAPITAL CORPORATION##++(p)                                           0.17        04/06/2010        27,995,240
   13,000,000  BARTON CAPITAL CORPORATION##++(p)                                           0.19        04/16/2010        12,996,844
    3,000,000  BEETHOVEN FUNDING CORPORATION##++(p)                                        0.15        03/02/2010         2,999,975
   10,000,000  BEETHOVEN FUNDING CORPORATION##++(p)                                        0.20        03/03/2010         9,999,833
    4,000,000  BEETHOVEN FUNDING CORPORATION##++(p)                                        0.23        03/04/2010         3,999,900
   24,000,000  BEETHOVEN FUNDING CORPORATION##++(p)                                        0.24        03/05/2010        23,999,200
   21,000,000  BELMONT FUNDING LLC##++(p)                                                  0.23        03/03/2010        20,999,592

                   42 Wells Fargo Advantage Money Market Funds


                                     Portfolio of Investments--February 28, 2010

CASH INVESTMENT MONEY MARKET FUND

  PRINCIPAL    SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
-------------  ---------------------------------------------------------------------  -------------  -------------  ---------------
COMMERCIAL PAPER (continued)
 $ 94,000,000  BGL BNP PARIBAS SA##                                                        0.23%       04/14/2010   $    93,973,576
    9,000,000  BGL BNP PARIBAS SA##                                                        0.23        04/21/2010         8,997,068
   19,000,000  BNZ INTERNATIONAL FUNDING##++                                               0.20        03/04/2010        18,999,588
   33,000,000  BNZ INTERNATIONAL FUNDING##++                                               0.29        04/09/2010        32,989,275
  120,000,000  BPCE SA##++                                                                 0.24        03/30/2010       119,975,833
   33,000,000  BPCE SA##++                                                                 0.24        04/06/2010        32,991,750
    8,000,000  BPCE SA##++                                                                 0.24        05/13/2010         7,996,026
    6,000,000  CAFCO LLC##++(p)                                                            0.17        03/22/2010         5,999,370
   27,000,000  CAFCO LLC##++(p)                                                            0.20        05/05/2010        26,990,250
    6,000,000  CANCARA ASSET SECURITISATION LLC##++(p)                                     0.17        03/08/2010         5,999,767
   59,000,000  CANCARA ASSET SECURITISATION LLC##++(p)                                     0.18        03/11/2010        58,996,722
   15,000,000  CANCARA ASSET SECURITISATION LLC##++(p)                                     0.19        03/15/2010        14,998,833
   20,000,000  CANCARA ASSET SECURITISATION LLC##++(p)                                     0.19        03/22/2010        19,997,667
   30,000,000  CANCARA ASSET SECURITISATION LLC##++(p)                                     0.19        03/23/2010        29,996,333
   15,000,000  CANCARA ASSET SECURITISATION LLC##++(p)                                     0.21        04/07/2010        14,996,608
   30,000,000  CANCARA ASSET SECURITISATION LLC##++(p)                                     0.22        05/11/2010        29,986,983
   59,000,000  CANCARA ASSET SECURITISATION LLC##++(p)                                     0.22        05/12/2010        58,974,040
    6,000,000  CANCARA ASSET SECURITISATION LLC##++(p)                                     0.22        05/18/2010         5,997,140
   36,000,000  CANCARA ASSET SECURITISATION LLC##++(p)                                     0.22        05/20/2010        35,982,400
   16,000,000  CANCARA ASSET SECURITISATION LLC##++(p)                                     0.23        04/05/2010        15,996,267
   43,000,000  CANCARA ASSET SECURITISATION LLC##++(p)                                     0.23        04/19/2010        42,986,539
   38,000,000  CANCARA ASSET SECURITISATION LLC##++(p)                                     0.26        03/12/2010        37,996,749
   28,000,000  CANCARA ASSET SECURITISATION LLC##++(p)                                     0.19        03/18/2010        27,997,356
    3,750,000  CANCARA ASSET SECURITIZATION LLC##++(p)                                     0.23        03/10/2010         3,749,756
   23,000,000  CHARTA LLC##++(p)                                                           0.19        04/07/2010        22,995,272
   22,000,000  CHARTA LLC##++(p)                                                           0.19        04/19/2010        21,994,311
   14,000,000  CHARTA LLC##++(p)                                                           0.20        04/12/2010        13,996,733
   42,000,000  CHARTA LLC##++(p)                                                           0.20        04/13/2010        41,989,967
   27,000,000  CHARTA LLC##++(p)                                                           0.20        05/03/2010        26,990,550
   35,000,000  CHARTA LLC##++(p)                                                           0.20        05/06/2010        34,987,167
   18,000,000  CHARTA LLC##++(p)                                                           0.20        05/12/2010        17,992,800
   18,000,000  CHARTA LLC##++(p)                                                           0.20        03/09/2010        17,999,040
   23,000,000  CIESCO LLC##++(p)                                                           0.19        04/05/2010        22,995,528
   39,500,000  CIESCO LLC##++(p)                                                           0.19        04/13/2010        39,491,036
   30,000,000  CIESCO LLC##++(p)                                                           0.20        05/04/2010        29,989,333
   27,000,000  CIESCO LLC##++(p)                                                           0.20        05/05/2010        26,990,250
    4,000,000  CIESCO LLC##++(p)                                                           0.20        05/20/2010         3,998,222
   28,000,000  CIESCO LLC##++(p)                                                           0.20        05/25/2010        27,986,778
   28,000,000  CIESCO LLC##++(p)                                                           0.20        05/26/2010        27,986,622
  110,000,000  CITIBANK CREDIT CARD ISSUANCE TRUST##++(p)                                  0.16        03/05/2010       109,997,628
    7,000,000  CITIBANK CREDIT CARD ISSUANCE TRUST##++(p)                                  0.17        03/08/2010         6,999,741
    9,000,000  CITIBANK CREDIT CARD ISSUANCE TRUST##++(p)                                  0.20        04/05/2010         8,998,163
    6,000,000  CITIBANK CREDIT CARD ISSUANCE TRUST##++(p)                                  0.00        03/01/2010         6,000,000
   16,750,000  CITIBANK CREDIT CARD ISSUANCE TRUST##++(p)                                  0.12        03/02/2010        16,749,884
  100,000,000  CITIBANK CREDIT CARD ISSUANCE TRUST##++(p)                                  0.16        03/04/2010        99,997,917
   50,000,000  CITIBANK CREDIT CARD ISSUANCE TRUST##++(p)                                  0.20        03/05/2010        49,998,611
   27,000,000  CLIPPER RECEIVABLES COMPANY LLC##++(p)                                      0.22        04/23/2010        26,991,255
   70,000,000  CLIPPER RECEIVABLES COMPANY LLC##++(p)                                      0.22        04/23/2010        69,977,328
   25,000,000  CLIPPER RECEIVABLES COMPANY LLC##++(p)                                      0.23        03/25/2010        24,996,000
   19,000,000  COMMONWEALTH BANK OF AUSTRALIA##++                                          0.20        05/10/2010        18,992,611
   16,000,000  CONCORD MINUTEMEN CAPITAL COMPANY##++(p)                                    0.00        03/01/2010        16,000,000
   49,500,000  CONCORD MINUTEMEN CAPITAL COMPANY##++(p)                                    0.44        04/15/2010        49,472,156
    9,000,000  CONCORD MINUTEMEN CAPITAL COMPANY##++(p)                                    0.44        04/21/2010         8,994,263
   16,000,000  CONCORD MINUTEMEN CAPITAL COMPANY##++(p)                                    0.44        05/05/2010        15,987,000
    3,000,000  CONCORD MINUTEMEN CAPITAL COMPANY##++(p)                                    0.44        05/10/2010         2,997,375
   42,000,000  CONCORD MINUTEMEN CAPITAL COMPANY##++(p)                                    0.45        05/19/2010        41,958,525

                   Wells Fargo Advantage Money Market Funds 43


Portfolio of Investments--February 28, 2010

CASH INVESTMENT MONEY MARKET FUND

  PRINCIPAL    SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
-------------  ---------------------------------------------------------------------  -------------  -------------  ---------------
COMMERCIAL PAPER (continued)
   58,650,000  CONCORD MINUTEMEN CAPITAL COMPANY##++(p)                                    0.33%       03/03/2010   $    58,648,371
   33,000,000  CRC FUNDING LLC##++(p)                                                      0.19        04/14/2010        32,992,337
    3,000,000  CRC FUNDING LLC##++(p)                                                      0.19        04/15/2010         2,999,288
   21,000,000  CRC FUNDING LLC##++(p)                                                      0.19        04/16/2010        20,994,902
    2,000,000  CRC FUNDING LLC##++(p)                                                      0.19        04/27/2010         1,999,398
   34,000,000  CRC FUNDING LLC##++(p)                                                      0.20        04/09/2010        33,992,633
   19,000,000  CRC FUNDING LLC##++(p)                                                      0.20        04/28/2010        18,993,878
   15,000,000  CRC FUNDING LLC##++(p)                                                      0.20        05/03/2010        14,994,750
   22,000,000  CRC FUNDING LLC##++(p)                                                      0.20        04/13/2010        21,994,744
   89,500,000  CROWN POINT CAPITAL COMPANY##++(p)                                          0.44        04/09/2010        89,456,369
   81,000,000  CROWN POINT CAPITAL COMPANY##++(p)                                          0.44        04/15/2010        80,954,438
   31,000,000  CROWN POINT CAPITAL COMPANY##++(p)                                          0.44        04/21/2010        30,980,238
    5,000,000  CROWN POINT CAPITAL COMPANY##++(p)                                          0.44        05/05/2010         4,995,938
   13,000,000  CROWN POINT CAPITAL COMPANY##++(p)                                          0.45        04/13/2010        12,993,013
   36,000,000  CROWN POINT CAPITAL COMPANY##++(p)                                          0.45        05/19/2010        35,964,450
   48,000,000  CROWN POINT CAPITAL COMPANY##++(p)                                          0.45        05/21/2010        47,951,400
   48,000,000  DANSKE CORPORATION##++                                                      0.19        03/29/2010        47,992,533
   19,000,000  DANSKE CORPORATION##++                                                      0.19        04/07/2010        18,996,094
   42,000,000  DEXIA DELAWARE##                                                            0.14        03/02/2010        41,999,673
   91,000,000  DEXIA DELAWARE##                                                            0.17        03/04/2010        90,998,332
   40,000,000  DEXIA DELAWARE##                                                            0.25        03/10/2010        39,997,200
   49,000,000  DEXIA DELAWARE##                                                            0.26        03/12/2010        48,995,733
   41,000,000  DNB NOR BANK ASA##++                                                        0.27        05/25/2010        40,973,863
   59,000,000  DNB NOR BANK ASA##++                                                        0.27        05/28/2010        58,961,060
   30,000,000  E.ON AG##++                                                                 0.23        05/18/2010        29,985,050
  132,000,000  EBBETS FUNDING LLC##++(p)                                                   0.43        03/19/2010       131,970,300
   45,000,000  EBBETS FUNDING LLC##++(p)                                                   0.48        03/23/2010        44,986,250
   22,000,000  EBBETS FUNDING LLC##++(p)                                                   0.48        03/25/2010        21,992,667
   21,000,000  EBBETS FUNDING LLC##++(p)                                                   0.48        03/26/2010        20,992,708
   19,000,000  ELYSIAN FUNDING LLC##++(p)                                                  0.40        03/09/2010        18,998,100
    9,000,000  ELYSIAN FUNDING LLC##++(p)                                                  0.43        03/19/2010         8,997,975
   18,000,000  ENI COORDINATION CENTER SA##++                                              0.12        03/03/2010        17,999,820
   14,000,000  ENTERPRISE FUNDING LLC##++(p)                                               0.17        03/18/2010        13,998,810
   12,000,000  ENTERPRISE FUNDING LLC##++(p)                                               0.19        04/21/2010        11,996,770
   74,000,000  ENTERPRISE FUNDING LLC##++(p)                                               0.21        05/26/2010        73,961,993
   11,000,000  ENTERPRISE FUNDING LLC##++(p)                                               0.22        04/12/2010        10,997,177
    4,000,000  ERASMUS CAPITAL CORPORATION##++(p)                                          0.00        03/01/2010         4,000,000
    8,000,000  ERASMUS CAPITAL CORPORATION##++(p)                                          0.14        03/04/2010         7,999,873
   19,000,000  ERASMUS CAPITAL CORPORATION##++(p)                                          0.15        03/05/2010        18,999,599
    9,000,000  ERASMUS CAPITAL CORPORATION##++(p)                                          0.17        03/10/2010         8,999,573
    6,000,000  ERASMUS CAPITAL CORPORATION##++(p)                                          0.21        03/25/2010         5,999,120
   64,000,000  ERASMUS CAPITAL CORPORATION##++(p)                                          0.22        04/09/2010        63,984,053
   13,000,000  ERASMUS CAPITAL CORPORATION##++(p)                                          0.24        04/22/2010        12,995,493
   20,155,000  FAIRWAY FINANCE CORPORATION##++(p)                                          0.15        03/11/2010        20,154,048
   12,000,000  FAIRWAY FINANCE CORPORATION##++(p)                                          0.19        04/05/2010        11,997,667
   75,000,000  FORTIS FUNDING LLC##++                                                      0.21        05/21/2010        74,964,563
    9,300,000  GDF SUEZ##++                                                                0.17        03/22/2010         9,299,024
    4,000,000  GDF SUEZ##++                                                                0.17        03/23/2010         3,999,560
   19,000,000  GEMINI SECURITIZATION CORPORATION LLC##++(p)                                0.18        04/19/2010        18,995,223
   10,000,000  GEMINI SECURITIZATION CORPORATION LLC##++(p)                                0.18        04/26/2010         9,997,200
   34,000,000  GEMINI SECURITIZATION CORPORATION LLC##++(p)                                0.19        04/29/2010        33,989,134
    5,000,000  GOTHAM FUNDING CORPORATION##++(p)                                           0.11        03/03/2010         4,999,953
   21,000,000  GOTHAM FUNDING CORPORATION##++(p)                                           0.17        03/23/2010        20,997,690
   47,000,000  GOTHAM FUNDING CORPORATION##++(p)                                           0.17        03/24/2010        46,994,595
   41,250,000  GOVCO LLC##++(p)                                                            0.17        03/04/2010        41,249,244
   24,000,000  GOVCO LLC##++(p)                                                            0.19        04/12/2010        23,994,680

                   44 Wells Fargo Advantage Money Market Funds


                                     Portfolio of Investments--February 28, 2010

CASH INVESTMENT MONEY MARKET FUND

  PRINCIPAL    SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
-------------  ---------------------------------------------------------------------  -------------  -------------  ---------------
COMMERCIAL PAPER (continued)
$   5,000,000  GOVCO LLC##++(p)                                                            0.20%       04/15/2010   $     4,998,750
    8,000,000  GOVCO LLC##++(p)                                                            0.20        04/21/2010         7,997,733
   10,000,000  GOVCO LLC##++(p)                                                            0.20        04/26/2010         9,996,889
   14,000,000  GOVCO LLC##++(p)                                                            0.20        04/27/2010        13,995,567
   21,000,000  GOVCO LLC##++(p)                                                            0.20        05/11/2010        20,991,717
    7,000,000  GOVCO LLC##++(p)                                                            0.20        05/18/2010         6,996,967
   38,000,000  GOVCO LLC##++(p)                                                            0.24        03/16/2010        37,996,200
    8,000,000  GOVCO LLC##++(p)                                                            0.00        03/01/2010         8,000,000
   41,000,000  GRAMPIAN FUNDING##++(p)                                                     0.21        03/19/2010        40,995,490
   10,000,000  GRAMPIAN FUNDING##++(p)                                                     0.26        04/22/2010         9,996,244
   10,000,000  GRAMPIAN FUNDING##++(p)                                                     0.26        04/23/2010         9,996,172
   16,000,000  GRAMPIAN FUNDING##++(p)                                                     0.26        05/07/2010        15,992,258
   22,000,000  GRAMPIAN FUNDING##++(p)                                                     0.26        05/19/2010        21,987,448
    8,000,000  GRAMPIAN FUNDING##++(p)                                                     0.26        05/21/2010         7,995,320
   16,000,000  GRAMPIAN FUNDING##++(p)                                                     0.28        04/13/2010        15,994,458
   45,000,000  GRAMPIAN FUNDING##++(p)                                                     0.28        04/15/2010        44,983,688
   19,000,000  GRAMPIAN FUNDING##++(p)                                                     0.29        04/01/2010        18,995,092
   70,000,000  GRAMPIAN FUNDING##++(p)                                                     0.30        04/08/2010        69,977,516
   12,000,000  GRAMPIAN FUNDING##++(p)                                                     0.31        03/17/2010        11,998,347
    5,000,000  GRAMPIAN FUNDING##++(p)                                                     0.23        03/04/2010         4,999,871
   25,000,000  GROUPE BPCE##++                                                             0.00        03/01/2010        25,000,000
   20,000,000  ICICI BANK LIMITED (BAHRAIN)##                                              0.23        03/15/2010        19,998,056
   16,000,000  ICICI BANK LIMITED (BAHRAIN)##                                              0.50        07/15/2010        15,969,778
   15,000,000  ICICI BANK LIMITED (BAHRAIN)##                                              0.50        07/15/2010        14,971,667
   14,800,000  ICICI BANK LIMITED (BAHRAIN)##                                              0.71        03/09/2010        14,797,369
   50,000,000  ING USA FUNDING LLC##                                                       0.16        03/12/2010        49,997,403
   23,000,000  ING USA FUNDING LLC##                                                       0.16        03/16/2010        22,998,371
    3,500,000  ING USA FUNDING LLC##                                                       0.24        03/19/2010         3,499,563
   49,000,000  INTESA FUNDING LLC##                                                        0.15        03/11/2010        48,997,822
   15,000,000  KITTY HAWK FUNDING CORPORATION##++(p)                                       0.19        05/05/2010        14,994,854
  175,000,000  KITTY HAWK FUNDING CORPORATION##++(p)                                       0.22        05/24/2010       174,910,400
   15,000,000  KITTY HAWK FUNDING CORPORATION##++(p)                                       0.24        03/19/2010        14,998,125
   57,000,000  LEGACY CAPITAL LLC##++(p)                                                   0.44        04/13/2010        56,969,363
    7,000,000  LEGACY CAPITAL LLC##++(p)                                                   0.45        05/19/2010         6,993,088
  111,000,000  LEXINGTON PARKER CAPITAL##++(p)                                             0.44        04/16/2010       110,936,175
   11,000,000  LEXINGTON PARKER CAPITAL##++(p)                                             0.44        04/21/2010        10,992,988
   11,000,000  LEXINGTON PARKER CAPITAL##++(p)                                             0.44        05/05/2010        10,991,063
   58,000,000  LEXINGTON PARKER CAPITAL##++(p)                                             0.44        05/07/2010        57,951,425
   34,000,000  LEXINGTON PARKER CAPITAL##++(p)                                             0.44        05/11/2010        33,969,825
    7,000,000  LEXINGTON PARKER CAPITAL##++(p)                                             0.45        05/19/2010         6,993,088
   52,000,000  LEXINGTON PARKER CAPITAL##++(p)                                             0.40        03/05/2010        51,997,111
   34,000,000  LEXINGTON PARKER CAPITAL##++(p)                                             0.44        03/19/2010        33,991,500
   33,000,000  LIBERTY STREET FUNDING LLC##++(p)                                           0.00        03/01/2010        33,000,000
   18,000,000  LIBERTY STREET FUNDING LLC##++(p)                                           0.19        04/12/2010        17,996,010
   15,000,000  LIBERTY STREET FUNDING LLC##++(p)                                           0.19        05/04/2010        14,994,933
   31,000,000  LIBERTY STREET FUNDING LLC##++(p)                                           0.20        05/05/2010        30,988,806
   29,000,000  LMA AMERICAS LLC##++(p)                                                     0.14        03/05/2010        28,999,452
   40,000,000  LMA AMERICAS LLC##++(p)                                                     0.17        03/22/2010        39,995,800
   16,000,000  LMA AMERICAS LLC##++(p)                                                     0.17        03/23/2010        15,998,240
   15,000,000  LMA AMERICAS LLC##++(p)                                                     0.20        03/15/2010        14,998,775
    4,000,000  LMA AMERICAS LLC##++(p)                                                     0.20        04/26/2010         3,998,756
    1,000,000  LOUIS DREYFUS CORPORATION##                                                 0.00        03/01/2010         1,000,000
   21,000,000  LOUIS DREYFUS CORPORATION##                                                 0.00        03/01/2010        21,000,000
   12,500,000  LOUIS DREYFUS CORPORATION##                                                 0.28        03/19/2010        12,498,125
    6,000,000  LOUIS DREYFUS CORPORATION##                                                 0.28        03/19/2010         5,999,100
    6,000,000  LOUIS DREYFUS CORPORATION##                                                 0.31        04/09/2010         5,997,920

                  Wells Fargo Advantage Money Market Funds 45


Portfolio of Investments--February 28, 2010

CASH INVESTMENT MONEY MARKET FUND

  PRINCIPAL    SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
-------------  ---------------------------------------------------------------------  -------------  -------------  ---------------
COMMERCIAL PAPER (continued)
   11,000,000  LOUIS DREYFUS CORPORATION##                                                 0.31%       04/16/2010   $    10,995,502
   13,000,000  LOUIS DREYFUS CORPORATION##                                                 0.32        04/27/2010        12,993,413
   33,000,000  LOUIS DREYFUS CORPORATION##                                                 0.32        04/27/2010        32,983,280
    9,000,000  MARKET STREET FUNDING LLC##++(p)                                            0.19        03/05/2010         8,999,810
   14,000,000  MARKET STREET FUNDING LLC##++(p)                                            0.19        03/18/2010        13,998,744
   38,000,000  MATCHPOINT MASTER TRUST##++(p)                                              0.19        04/06/2010        37,992,400
   18,000,000  MATCHPOINT MASTER TRUST##++(p)                                              0.20        05/24/2010        17,991,600
   37,000,000  METLIFE SHORT TERM FUND##++(p)                                              0.23        04/26/2010        36,986,762
   38,000,000  MONT BLANC CAPITAL CORPORATION##++(p)                                       0.15        03/09/2010        37,998,564
   11,000,000  MONT BLANC CAPITAL CORPORATION##++(p)                                       0.17        03/25/2010        10,998,680
    5,100,000  MONT BLANC CAPITAL CORPORATION##++(p)                                       0.18        03/12/2010         5,099,688
    5,000,000  MONT BLANC CAPITAL CORPORATION##++(p)                                       0.18        03/16/2010         4,999,604
    7,000,000  MONT BLANC CAPITAL CORPORATION##++(p)                                       0.20        05/12/2010         6,997,200
  100,000,000  NATIONWIDE BUILDING SOCIETY##++                                             0.20        04/15/2010        99,975,000
   29,000,000  NATIONWIDE BUILDING SOCIETY##++                                             0.20        04/16/2010        28,992,589
   25,000,000  NATIONWIDE BUILDING SOCIETY##++                                             0.48        03/22/2010        24,992,708
   20,000,000  NATIONWIDE BUILDING SOCIETY##++                                             0.50        05/06/2010        19,981,300
  135,000,000  NATIXIS COMMERCIAL PAPER CORPORATION##++                                    0.26        05/18/2010       134,923,950
   18,000,000  NATIXIS US FINANCE COMPANY##                                                0.26        04/13/2010        17,994,303
  100,000,000  NATIXIS US FINANCE COMPANY##                                                0.28        05/06/2010        99,948,667
   35,000,000  NATIXIS US FINANCE COMPANY##                                                0.15        03/02/2010        34,999,708
   10,000,000  NEWPORT FUNDING CORPORATION##++(p)                                          0.17        03/23/2010         9,998,900
    9,269,000  NEWPORT FUNDING CORPORATION##++(p)                                          0.18        03/26/2010         9,267,777
    3,000,000  NIEUW AMSTERDAM RECEIVABLES CORPORATION##++(p)                              0.16        03/05/2010         2,999,933
   32,000,000  NIEUW AMSTERDAM RECEIVABLES CORPORATION##++(p)                              0.19        03/18/2010        31,996,978
   21,000,000  NIEUW AMSTERDAM RECEIVABLES CORPORATION##++(p)                              0.20        04/14/2010        20,994,867
   15,000,000  NIEUW AMSTERDAM RECEIVABLES CORPORATION##++(p)                              0.21        04/15/2010        14,996,063
   54,000,000  NORDEA NORTH AMERICA INCORPORATED##                                         0.17        03/17/2010        53,995,920
   11,000,000  OAKLAND-ALAMEDA COUNTY+/-                                                   0.20        03/02/2010        11,000,000
    7,000,000  PRUDENTIAL PLC##++                                                          0.00        03/01/2010         7,000,000
    7,000,000  RANGER FUNDING COMPANY LLC##++(p)                                           0.20        05/03/2010         6,997,550
    3,000,000  RANGER FUNDING COMPANY LLC##++(p)                                           0.20        05/13/2010         2,998,783
   18,000,000  RANGER FUNDING COMPANY LLC##++(p)                                           0.21        05/26/2010        17,990,970
   18,000,000  RANGER FUNDING COMPANY LLC##++(p)                                           0.22        04/21/2010        17,994,390
    8,000,000  RANGER FUNDING COMPANY LLC##++(p)                                           0.24        03/19/2010         7,999,000
   31,000,000  REGENCY MARKETS #1 LLC##++(p)                                               0.13        03/05/2010        30,999,449
    4,000,000  REGENCY MARKETS #1 LLC##++(p)                                               0.16        03/08/2010         3,999,860
   51,000,000  REGENCY MARKETS #1 LLC##++(p)                                               0.17        03/22/2010        50,994,645
    3,000,000  REGENCY MARKETS #1 LLC##++(p)                                               0.17        03/24/2010         2,999,655
   12,000,000  RHEIN-MAIN SECURITY LIMITED##++(p)                                          0.18        03/05/2010        11,999,707
   23,000,000  RHEIN-MAIN SECURITY LIMITED##++(p)                                          0.18        03/26/2010        22,996,965
    7,000,000  RHEIN-MAIN SECURITY LIMITED##++(p)                                          0.23        03/29/2010         6,998,693
   77,000,000  RHEIN-MAIN SECURITY LIMITED##++(p)                                          0.27        05/17/2010        76,955,533
   30,000,000  RHEIN-MAIN SECURITY LIMITED##++(p)                                          0.28        05/20/2010        29,981,333
   10,720,000  RHEINGOLD SECURITIZATION##++(p)                                             0.23        04/20/2010        10,716,576
   59,000,000  RHEINGOLD SECURITIZATION##++(p)                                             0.24        03/22/2010        58,991,396
   29,000,000  RHEINGOLD SECURITIZATION##++(p)                                             0.24        03/29/2010        28,994,485
   32,000,000  RHEINGOLD SECURITIZATION##++(p)                                             0.24        04/12/2010        31,990,666
    1,000,000  ROMULUS FUNDING CORPORATION##++(p)                                          0.15        03/04/2010           999,983
   13,000,000  ROMULUS FUNDING CORPORATION##++(p)                                          0.25        03/05/2010        12,999,552
    9,000,000  ROMULUS FUNDING CORPORATION##++(p)                                          0.25        03/15/2010         8,999,055
    3,000,000  ROMULUS FUNDING CORPORATION##++(p)                                          0.26        03/25/2010         2,999,460
    9,000,000  ROMULUS FUNDING CORPORATION##++(p)                                          0.29        03/09/2010         8,999,340
   16,000,000  ROMULUS FUNDING CORPORATION##++(p)                                          0.29        03/30/2010        15,996,133
   23,000,000  ROYAL KPN NV+/-(p)                                                          0.19        04/06/2010        22,995,630

                   46 Wells Fargo Advantage Money Market Funds


                                     Portfolio of Investments--February 28, 2010

CASH INVESTMENT MONEY MARKET FUND

  PRINCIPAL    SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
-------------  ---------------------------------------------------------------------  -------------  -------------  ---------------
COMMERCIAL PAPER (continued)
$   8,000,000  ROYAL KPN NV+/-++(p)                                                        0.20%       04/14/2010   $     7,998,044
   28,000,000  ROYAL KPN NV+/-++(p)                                                        0.20        06/01/2010        27,985,689
   50,000,000  ROYAL KPN NV+/-++(p)                                                        0.21        03/23/2010        49,993,583
  105,000,000  ROYAL PARK INVESTMENT FUNDING CORPORATION+/-++(p)                           0.21        03/25/2010       104,985,300
   15,000,000  SALISBURY RECEIVABLES COMPANY LLC##++(p)                                    0.17        03/16/2010        14,998,938
   14,000,000  SALISBURY RECEIVABLES COMPANY LLC##++(p)                                    0.17        03/18/2010        13,998,810
   44,000,000  SALISBURY RECEIVABLES COMPANY LLC##++(p)                                    0.18        04/13/2010        43,990,540
   41,000,000  SALISBURY RECEIVABLES COMPANY LLC##++(p)                                    0.20        05/03/2010        40,985,650
    6,000,000  SAN JOSE CITY CA INTERNATIONAL AIRPORT+/-                                   0.28        03/11/2010         6,000,000
    5,000,000  SAN JOSE CITY CA INTERNATIONAL AIRPORT+/-                                   0.28        03/11/2010         5,000,000
   75,000,000  SANTANDER CENTRAL HISPANO FINANCE (DELAWARE) INCORPORATED##                 0.60        06/15/2010        74,867,500
   21,000,000  SCALDIS CAPITAL LLC##++(p)                                                  0.16        03/08/2010        20,999,265
   20,000,000  SCALDIS CAPITAL LLC##++(p)                                                  0.22        04/09/2010        19,995,017
   44,000,000  SCALDIS CAPITAL LLC##++(p)                                                  0.22        04/13/2010        43,988,438
   23,000,000  SCALDIS CAPITAL LLC##++(p)                                                  0.22        04/15/2010        22,993,675
   27,200,000  SCALDIS CAPITAL LLC##++(p)                                                  0.22        04/19/2010        27,191,855
    7,000,000  SCALDIS CAPITAL LLC##++(p)                                                  0.22        04/22/2010         6,997,776
   14,000,000  SCALDIS CAPITAL LLC##++(p)                                                  0.22        04/28/2010        13,995,038
   22,000,000  SCALDIS CAPITAL LLC##++(p)                                                  0.22        04/29/2010        21,992,068
   79,000,000  SCALDIS CAPITAL LLC##++(p)                                                  0.22        05/05/2010        78,968,620
   23,000,000  SCALDIS CAPITAL LLC##++(p)                                                  0.22        03/23/2010        22,996,908
   21,000,000  SCALDIS CAPITAL LLC##++(p)                                                  0.23        04/12/2010        20,994,365
   30,000,000  SCALDIS CAPITAL LLC##++(p)                                                  0.23        04/27/2010        29,989,075
   35,000,000  SCALDIS CAPITAL LLC##++(p)                                                  0.23        05/11/2010        34,984,124
    8,000,000  SCALDIS CAPITAL LLC##++(p)                                                  0.23        05/12/2010         7,996,320
   12,000,000  SHEFFIELD RECEIVABLES CORPORATION##++(p)                                    0.18        04/08/2010        11,997,720
   27,000,000  SHEFFIELD RECEIVABLES CORPORATION##++(p)                                    0.19        04/13/2010        26,993,873
    5,000,000  SHEFFIELD RECEIVABLES CORPORATION##++(p)                                    0.19        04/19/2010         4,998,707
   19,000,000  SHEFFIELD RECEIVABLES CORPORATION##++(p)                                    0.19        04/23/2010        18,994,685
   30,000,000  SHEFFIELD RECEIVABLES CORPORATION##++(p)                                    0.19        04/28/2010        29,990,817
   13,000,000  SHEFFIELD RECEIVABLES CORPORATION##++(p)                                    0.19        04/29/2010        12,995,952
   34,000,000  SHEFFIELD RECEIVABLES CORPORATION##++(p)                                    0.20        05/05/2010        33,987,722
    9,000,000  SHEFFIELD RECEIVABLES CORPORATION##++(p)                                    0.20        05/06/2010         8,996,700
   25,000,000  SHEFFIELD RECEIVABLES CORPORATION##++(p)                                    0.21        06/03/2010        24,986,292
    7,000,000  SOCIETE DE PRISE PARTICIPATION DE L'ETAT##++                                0.20        05/18/2010         6,996,891
   38,000,000  SOCIETE DE PRISE PARTICIPATION DE L'ETAT##++                                0.21        06/18/2010        37,975,838
    6,000,000  SOCIETE FINANCEMENT DE L'ECONOMIE FRANCAISE##                               0.13        03/04/2010         5,999,915
   54,000,000  SOCIETE FINANCEMENT DE L'ECONOMIE FRANCAISE##                               0.23        04/07/2010        53,986,680
   56,000,000  SOCIETE FINANCEMENT DE L'ECONOMIE FRANCAISE##                               0.25        04/07/2010        55,985,899
   31,000,000  SOLITAIRE FUNDING LLC##++(p)                                                0.20        03/25/2010        30,995,660
   69,000,000  SOLITAIRE FUNDING LLC##++(p)                                                0.20        03/26/2010        68,989,938
   12,000,000  SOLITAIRE FUNDING LLC##++(p)                                                0.23        04/08/2010        11,996,960
   75,000,000  SOLITAIRE FUNDING LLC##++(p)                                                0.23        04/20/2010        74,976,042
   26,000,000  SOLITAIRE FUNDING LLC##++(p)                                                0.24        04/22/2010        25,990,986
   70,000,000  SOLITAIRE FUNDING LLC##++(p)                                                0.25        05/20/2010        69,961,111
   33,000,000  SOLITAIRE FUNDING LLC##++(p)                                                0.25        05/26/2010        32,980,292
   39,000,000  SOLITAIRE FUNDING LLC##++(p)                                                0.31        03/19/2010        38,993,565
   16,000,000  STARBIRD FUNDING CORPORATION##++(p)                                         0.20        05/11/2010        15,993,689
   21,000,000  SUMITOMO TRUST & BANKING COMPANY##                                          0.13        03/03/2010        20,999,767
    3,000,000  SURREY FUNDING CORPORATION##++(p)                                           0.19        04/12/2010         2,999,335
    8,000,000  SURREY FUNDING CORPORATION##++(p)                                           0.19        04/13/2010         7,998,184
   14,000,000  SURREY FUNDING CORPORATION##++(p)                                           0.20        04/21/2010        13,996,033
   32,000,000  SURREY FUNDING CORPORATION##++(p)                                           0.20        04/26/2010        31,990,044
   15,000,000  SURREY FUNDING CORPORATION##++(p)                                           0.20        05/05/2010        14,994,583
   56,000,000  SVENSKA HANDELSBANKEN INCORPORATED##                                        0.19        04/08/2010        55,988,473
    5,000,000  TASMAN FUNDING INCORPORATED##++(p)                                          0.20        03/26/2010         4,999,271

                  Wells Fargo Advantage Money Market Funds 47


Portfolio of Investments--February 28, 2010

CASH INVESTMENT MONEY MARKET FUND

  PRINCIPAL    SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
-------------  ---------------------------------------------------------------------  -------------  -------------  ---------------
COMMERCIAL PAPER (continued)
$   2,068,000  TASMAN FUNDING INCORPORATED##++(p)                                          0.23%       03/12/2010   $     2,067,842
   24,731,000  TASMAN FUNDING INCORPORATED##++(p)                                          0.24        04/14/2010        24,723,718
   10,000,000  TASMAN FUNDING INCORPORATED##++(p)                                          0.24        04/27/2010         9,996,200
   12,028,000  TASMAN FUNDING INCORPORATED##++(p)                                          0.26        04/12/2010        12,024,352
   15,000,000  THAMES ASSET GLOBAL SECURITIZATION # 1 INCORPORATED##++(p)                  0.17        03/22/2010        14,998,425
   19,000,000  THAMES ASSET GLOBAL SECURITIZATION # 1 INCORPORATED##++(p)                  0.19        04/19/2010        18,995,086
    8,000,000  THAMES ASSET GLOBAL SECURITIZATION # 1 INCORPORATED##++(p)                  0.19        04/26/2010         7,997,636
  118,000,000  THAMES ASSET GLOBAL SECURITIZATION # 1 INCORPORATED##++(p)                  0.24        06/07/2010       117,922,335
   20,000,000  THAMES ASSET GLOBAL SECURITIZATION # 1 INCORPORATED##++(p)                  0.21        03/12/2010        19,998,594
   10,000,000  THAMES ASSET GLOBAL SECURITIZATION # 1 INCORPORATED##++(p)                  0.22        03/18/2010         9,998,914
    9,767,000  THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED##++(p)                   0.17        03/24/2010         9,765,877
    7,289,000  THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED##++(p)                   0.19        04/07/2010         7,287,502
   25,000,000  THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED##++(p)                   0.20        04/09/2010        24,994,583
   26,000,000  THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED##++(p)                   0.21        03/15/2010        25,997,674
    1,000,000  TICONDEROGA FUNDING LLC##++(p)                                              0.09        03/02/2010           999,995
   44,500,000  TICONDEROGA FUNDING LLC##++(p)                                              0.18        03/29/2010        44,493,424
    9,000,000  TICONDEROGA FUNDING LLC##++(p)                                              0.19        04/26/2010         8,997,340
   40,000,000  TOTAL CAPITAL CANADA LIMITED##++                                            0.19        05/26/2010        39,981,844
   24,000,000  TOYOTA FINANCIAL SERVICES DE PUERTO RICO INCORPORATED##                     0.20        03/10/2010        23,998,680
   24,000,000  TOYOTA FINANCIAL SERVICES DE PUERTO RICO INCORPORATED##                     0.20        03/11/2010        23,998,533
   26,500,000  TOYOTA MOTOR CREDIT CORPORATION##                                           0.19        04/21/2010        26,492,867
   17,500,000  TOYOTA MOTOR CREDIT CORPORATION##                                           0.19        04/22/2010        17,495,197
   21,000,000  TOYOTA MOTOR CREDIT CORPORATION##                                           0.21        04/26/2010        20,993,140
   10,000,000  TOYOTA MOTOR CREDIT CORPORATION##                                           0.24        03/19/2010         9,998,750
   50,000,000  TOYOTA MOTOR CREDIT CORPORATION##                                           0.24        03/29/2010        49,990,278
   23,750,000  TOYOTA MOTOR CREDIT CORPORATION##                                           0.20        03/12/2010        23,748,403
   19,000,000  TULIP FUNDING CORPORATION##++(p)                                            0.19        04/08/2010        18,996,189
   18,000,000  TULIP FUNDING CORPORATION##++(p)                                            0.20        04/09/2010        17,996,100
   75,000,000  UBS FINANCE DELAWARE LLC##                                                  0.26        04/05/2010        74,980,313
  106,000,000  UNICREDIT DELAWARE INCORPORATED##++                                         0.20        03/15/2010       105,991,343
   87,000,000  UNICREDIT DELAWARE INCORPORATED##++                                         0.19        03/03/2010        86,998,598
   10,750,000  UNICREDIT DELAWARE INCORPORATED##++                                         0.29        03/11/2010        10,749,044
   60,000,000  UNICREDITO ITALIANO BANK (IRELAND) PLC##++                                  0.29        04/06/2010        59,982,000
    3,000,000  VERSAILLES COMMERCIAL PAPER LLC##++(p)                                      0.18        03/23/2010         2,999,652
   17,000,000  VERSAILLES COMMERCIAL PAPER LLC##++(p)                                      0.35        03/12/2010        16,998,182
   23,000,000  VERSAILLES COMMERCIAL PAPER LLC##++(p)                                      0.28        03/05/2010        22,999,106
   42,000,000  VERSAILLES COMMERCIAL PAPER LLC##++(p)                                      0.33        03/19/2010        41,992,650
   32,840,000  VICTORY RECEIVABLES CORPORATION##++(p)                                      0.13        03/04/2010        32,839,535
   16,000,000  VICTORY RECEIVABLES CORPORATION##++(p)                                      0.14        03/08/2010        15,999,502
   21,000,000  VICTORY RECEIVABLES CORPORATION##++(p)                                      0.14        03/09/2010        20,999,253
   75,000,000  WESTPAC SECURITIES NZ LIMITED+/-++                                          0.30        08/20/2010        75,000,000
   30,500,000  WESTPAC SECURITIES NZ LIMITED+/-++                                          0.35        11/05/2010        30,500,000
   21,500,000  WINDMILL FUNDING CORPORATION##++(p)                                         0.09        03/02/2010        21,499,898
    4,000,000  WINDMILL FUNDING CORPORATION##++(p)                                         0.15        03/17/2010         3,999,716
   15,050,000  WINDMILL FUNDING CORPORATION##++(p)                                         0.18        04/07/2010        15,047,216
   42,000,000  YORKTOWN CAPITAL LLC##++(p)                                                 0.20        05/10/2010        41,983,654
   19,000,000  YORKTOWN CAPITAL LLC##++(p)                                                 0.22        04/12/2010        18,995,123
   17,000,000  YORKTOWN CAPITAL LLC##++(p)                                                 0.23        04/20/2010        16,994,569
    6,000,000  YORKTOWN CAPITAL LLC##++(p)                                                 0.24        03/19/2010         5,999,250
TOTAL COMMERCIAL PAPER (COST $11,305,329,434)                                                                        11,305,329,434
                                                                                                                    ---------------
CORPORATE BONDS & NOTES: 7.06%
   11,210,000  ACTS RETIREMENT LIFE COMMUNITIES INCORPORATED+/-ss                          0.23         11/15/2029       11,210,000
  197,390,000  BANK OF AMERICA CORPORATION+/-ss                                            1.08         12/02/2011      200,437,593
   40,000,000  BBVA US SENIOR SAU+/-++                                                     0.30         03/12/2010       40,000,590

                   48 Wells Fargo Advantage Money Market Funds


                                     Portfolio of Investments--February 28, 2010

CASH INVESTMENT MONEY MARKET FUND

  PRINCIPAL    SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
-------------  ---------------------------------------------------------------------  -------------  -------------  ---------------
CORPORATE BONDS & NOTES (continued)
$  23,500,000  BERKSHIRE HATHAWAY INCORPORATED+/-                                          0.23%       02/10/2011   $    23,500,000
   24,800,000  CITIBANK NA+/-ss                                                            0.25        07/12/2011        24,819,104
   71,000,000  CITIBANK NA+/-                                                              0.30        09/30/2010        71,000,000
  147,100,000  CITIGROUP FUNDING INCORPORATED+/-ss                                         0.17        05/05/2011       147,049,287
    3,000,000  CITIGROUP FUNDING INCORPORATED+/-ss                                         0.22        11/15/2011         2,996,686
  200,000,000  CITIGROUP FUNDING INCORPORATED+/-                                           0.35        07/30/2010       200,037,848
    3,017,000  CITIGROUP FUNDING INCORPORATED+/-                                           1.30        05/07/2010         3,021,930
    4,356,000  CITIGROUP FUNDING INCORPORATED+/-                                           1.35        05/12/2010         4,363,571
  104,000,000  COMMONWEALTH BANK (AUSTRALIA)+/-++                                          0.35        06/24/2010       104,000,000
  195,000,000  COMMONWEALTH BANK (AUSTRALIA)+/-++                                          0.36        06/04/2010       195,000,000
    4,000,000  CREDIT AGRICOLE SA (LONDON)+/-++                                            0.30        05/28/2010         3,998,500
    3,000,000  DANSKE BANK A/S                                                             1.53        04/24/2010         3,005,567
   12,030,000  GBG LLC++ss                                                                 0.30        09/01/2027        12,030,000
   51,773,000  GENERAL ELECTRIC CAPITAL CORPORATION+/-ss                                   1.19        12/09/2011        52,692,444
    3,400,000  GOLDMAN SACHS GROUP INCORPORATED+/-                                         0.33        03/15/2011         3,405,059
   13,830,000  LTF REAL ESTATE VRDN I LLC++ss                                              0.25        06/01/2033        13,830,000
   49,150,000  MERRILL LYNCH & COMPANY                                                     4.79        08/04/2010        49,804,730
    8,100,000  MORGAN STANLEY+/-ss                                                         1.11        12/01/2011         8,229,206
   85,500,000  PNC FUNDING CORPORATION+/-ss                                                0.53        06/22/2011        85,871,978
   26,000,000  SANTANDER US DEBT SA UNIPERSONAL+/-++                                       0.30        07/23/2010        25,964,493
    8,000,000  SEARIVER MARITIME INCORPORATED(i)+/-ss                                      0.60        10/01/2011         8,000,000
   30,000,000  STATE STREET BANK & TRUST COMPANY+/-ss                                      0.45        09/15/2011        30,118,504
    3,000,000  US CENTRAL FEDERAL CREDIT UNION+/-ss                                        0.25        10/19/2011         3,001,628
TOTAL CORPORATE BONDS & NOTES (COST $1,327,388,718)                                                                   1,327,388,718
                                                                                                                    ---------------
MEDIUM TERM NOTES: 0.80%
   20,000,000  BNP PARIBAS+/-                                                              0.58        03/10/2010        20,001,852
   20,000,000  EKSPORTFINANS ASA+/-                                                        0.30        08/03/2010        20,000,000
   35,000,000  EKSPORTFINANS ASA+/-                                                        0.70        06/11/2010        35,000,000
   50,000,000  JPMORGAN CHASE BANK+/-                                                      0.29        05/07/2010        50,006,248
   25,000,000  US BANCORP+/-                                                               0.66        06/04/2010        25,029,983
TOTAL MEDIUM TERM NOTES (COST $150,038,083)                                                                             150,038,083
                                                                                                                    ---------------
MUNICIPAL BONDS & NOTES: 11.16%
   30,600,000  ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATION CALIFORNIA CROSSING
               APARTMENTS SERIES A (HOUSING REVENUE, FNMA INSURED)+/-ss                    0.17        12/15/2037        30,600,000
    8,800,000  ALBERMARLE COUNTY VA ECONOMIC DEVELOPMENT AUTHORITY UNIVERSITY
               VIRGINIA HEALTH SERVICES FOUNDATION (HCFR, BANK OF AMERICA NA
               LOC)+/-ss                                                                   0.16        03/01/2039         8,800,000
   17,125,000  ALLIANCE OH HOSPITAL ALLIANCE OBLIGATED GROUP (HCFR, RADIAN
               INSURED)+/-ss                                                               0.14        12/01/2032        17,125,000
   16,775,000  AURORA CO HOSPITAL REF-CHILDRENS HOSPITAL ASSOCIATION PROJECT-B (HFFA
               REVENUE, ALLIED IRISH BANK PLC LOC)+/-ss                                    0.42        12/01/2036        16,775,000
   20,500,000  BLOOMINGTON ASSOCIATES MINNESOTA (HOUSING REVENUE, LASALLE NATIONAL
               BANK NA LOC)+/-ss                                                           0.25        08/01/2037        20,500,000
   20,000,000  CALCASIEU PARISH LA INCORPORATED INDUSTRIAL DEVELOPMENT BOARD
               ENVIRONMENTAL REVENUE CITGO PETROLEUM CORPORATION (IDR, NATIXIS
               LOC)+/-ss                                                                   0.13        07/01/2026        20,000,000
   15,000,000  CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY (COLLEGE & UNIVERSITY
               REVENUE, BANK OF AMERICA NA LOC)+/-ss                                       0.18        10/01/2043        15,000,000
   11,900,000  CALIFORNIA MUNICIPAL FINANCE AUTHORITY ALLIED WASTE NORTH AMERICA
               SERIES A (OTHER REVENUE, BANK OF AMERICA NA LOC)+/-ss                       0.25        07/01/2024        11,900,000
   12,000,000  CALIFORNIA MUNICIPAL FINANCE AUTHORITY WASTE MANAGEMENT INCORPORATED
               PROJECT SERIES A (SOLID WASTE REVENUE, JPMORGAN CHASE BANK LOC)+/-ss        0.23        02/01/2019        12,000,000
   68,510,000  CALIFORNIA POLLUTION CONTROL FINANCING AUTHORITY (IDR, JPMORGAN
               CHASE BANK LOC)+/-ss                                                        0.14        11/01/2026        68,510,000
   22,000,000  CALIFORNIA SERIES I (HFA REVENUE, BANK OF AMERICA NA LOC)+/-ss              0.15        07/01/2035        22,000,000

                   Wells Fargo Advantage Money Market Funds 49


Portfolio of Investments--February 28, 2010

CASH INVESTMENT MONEY MARKET FUND

  PRINCIPAL    SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
-------------  ---------------------------------------------------------------------  -------------  -------------  ---------------
MUNICIPAL BONDS & NOTES (continued)
 $ 13,100,000  CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES C 7 (ELECTRIC, POWER
               & LIGHT REVENUE, AGM INSURED)+/-ss                                          0.25%       05/01/2022   $    13,100,000
   11,395,000  CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES C1 (POWER REVENUE,
               DEXIA CREDIT LOCAL DE FRANCE LOC)+/-ss                                      0.19        05/01/2022        11,395,000
   31,600,000  CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES C13 (UTILITIES
               REVENUE, FIRST SECURITY BANK LOC)+/-ss                                      0.21        05/01/2022        31,600,000
   48,000,000  CALIFORNIA STATE DWR POWER SUPPLY SUBSERIES G 6 (WATER REVENUE, AGM
               INSURED)+/-ss                                                               0.16        05/01/2017        48,000,000
   19,250,000  CALIFORNIA STATEWIDE CDA AZUSA PACIFIC UNIVERSITY PROJECT (COLLEGE &
               UNIVERSITY REVENUE, ALLIED IRISH BANK PLC LOC)+/-ss                         0.49        04/01/2039        19,250,000
   14,900,000  CALIFORNIA STATEWIDE CDA DUBLIN RANCH SENIOR APARTMENTS (MFHR,
               BANK OF AMERICA NA LOC)+/-ss                                                0.17        12/15/2037        14,900,000
   11,337,000  CALIFORNIA STATEWIDE CDA IVY HILL APARTMENTS PROJECT SERIES I (MFHR,
               FNMA INSURED)+/-ss                                                          0.19        02/01/2033        11,337,000
    3,000,000  CALIFORNIA STATEWIDE CDA OAKMONT SENIOR LIVING (HOUSING REVENUE, FNMA
               INSURED)+/-ss                                                               0.19        08/01/2031         3,000,000
    5,200,000  CALIFORNIA STATEWIDE CDA PRAVILLIONS APARTMENTS SERIES M (MFHR, FNMA
               INSURED)+/-ss                                                               0.19        08/15/2034         5,200,000
   11,000,000  CAMARILLO CA MFHR HACIENDA DE CAMARILLO PROJECT (MFHR, FNMA
               INSURED)+/-ss                                                               0.18        10/15/2026        11,000,000
   35,000,000  CENTRAL PLAINS NE ENERGY PROJECT # 2 (OTHER REVENUE)+/-ss                   0.19        08/01/2039        35,000,000
    4,325,000  CLARKSVILLE TN PUBLIC BUILDING AUTHORITY TENNESSEE MUNICIPAL BUILDING
               FUND (OTHER REVENUE, BANK OF AMERICA NA LOC)+/-ss                           0.16        07/01/2034         4,325,000
   17,550,000  CLARKSVILLE TN PUBLIC BUILDING AUTHORITY TENNESSEE MUNICIPAL BUILDING
               FUND (OTHER REVENUE, BANK OF AMERICA NA LOC)+/-ss                           0.16        11/01/2035        17,550,000
   22,350,000  CLARKSVILLE TN PUBLIC BUILDING AUTHORITY TENNESSEE MUNICIPAL BUILDING
               FUND (OTHER REVENUE, BANK OF AMERICA NA LOC)+/-ss                           0.16        02/01/2038        22,350,000
    9,926,000  COLORADO HOUSING & FINANCE AUTHORITY CLASS I-B1 (HOUSING REVENUE,
               GO OF AUTHORITY INSURED)+/-ss                                               0.23        10/01/2038         9,926,000
   53,285,000  COLORADO HOUSING & FINANCE AUTHORITY TAXABLE MULTIFAMILY PROJECT B II
               (HOUSING REVENUE, FNMA INSURED)+/-ss                                        0.22        05/01/2049        53,285,000
    9,500,000  CONTRA COSTA COUNTY CA CREEKVIEW APARTMENTS SERIES B (MFHR, FHLMC
               INSURED)+/-ss                                                               0.17        07/01/2036         9,500,000
   46,000,000  COOK COUNTY IL (OTHER REVENUE, HARRIS TRUST & SAVINGS BANK LOC)+/-ss        0.23        11/01/2030        46,000,000
   17,000,000  COOK COUNTY IL (OTHER REVENUE, NORTHERN TRUST CORPORATION LOC)+/-ss         0.23        11/01/2030        17,000,000
  110,000,000  DENVER CO CITY & COUNTY SCHOOL DISTRICT TAXABLE SERIES A (LEASE
               REVENUE, AGM INSURED)+/-ss                                                  0.31        12/15/2037       110,000,000
   11,350,000  DICKINSON TX INDEPENDENT SCHOOL DISTRICT SERIES SGA 94 (PROPERTY TAX
               REVENUE, PERMANENT SCHOOL FUND GUARANTEED)+/-ss                             0.15        02/15/2028        11,350,000
    8,400,000  DISTRICT OF COLUMBIA THE AMERICAN UNIVERSITY (COLLEGE & UNIVERSITY
               REVENUE, BANK OF AMERICA NA LOC)+/-ss                                       0.16        10/01/2038         8,400,000
   15,000,000  DISTRICT OF COLUMBIA THE AMERICAN UNIVERSITY (MISCELLANEOUS REVENUE,
               PNC BANK NA LOC)+/-ss                                                       0.17        04/01/2038        15,000,000
   13,500,000  DOYLESTOWN HOSPITAL AUTHORITY SERIES B (HFFA, PNC BANK NA LOC)+/-ss         0.17        07/01/2037        13,500,000
   17,395,000  ESCAMBIA COUNTY FL HEALTH FACILITIES AUTHORITY AZALEA TRACE
               INCORPORATED SERIES B (HCFR, BANK OF AMERICA NA LOC)+/-ss                   0.13        11/15/2029        17,395,000
   42,000,000  HARRIS COUNTY TX CULTURAL EDUCATION FACILITIES FINANCE CORPORATION
               YMCA GREATER HOUSTON SERIES B (RECREATIONAL REVENUE, ALLIED IRISH
               BANK PLC LOC)+/-ss                                                          0.24        06/01/2038        42,000,000
   21,600,000  HOUSTON TX UTILITY SYSTEM FIRST LIEN B3 (WATER & SEWER REVENUE,
               BANK OF AMERICA NA LOC)+/-ss                                                0.19        05/15/2034        21,600,000
   79,800,000  HOUSTON TX UTILITY SYSTEM SERIES B1 (WATER REVENUE, BANK OF
               AMERICA NA LOC)+/-ss                                                        0.18        05/15/2034        79,800,000
   14,000,000  HOUSTON TX UTILITY SYSTEM SERIES B4 (WATER & SEWER REVENUE,
               BANK OF AMERICA NA LOC)+/-ss                                                0.19        05/15/2034        14,000,000
   27,900,000  HOUSTON TX UTILITY SYSTEM SERIES B5 (WATER & SEWER REVENUE,
               BANK OF AMERICA NA LOC)+/-ss                                                0.19        05/15/2034        27,900,000
    8,900,000  ILLINOIS FINANCE AUTHORITY PROVENA HEALTH SERIES B (HOSPITAL REVENUE,
               JPMORGAN CHASE BANK LOC)+/-ss                                               0.14        08/15/2044         8,900,000
   29,775,000  KING COUNTY WA HOUSING AUTHORITY SERIES A (HOUSING REVENUE, FHLMC
               INSURED)+/-ss                                                               0.20        07/01/2035        29,775,000
   12,000,000  LOS ANGELES CA BEVERLY PARK APARTMENTS SERIES A (MFHR, FHLMC
               INSURED)+/-ss                                                               0.22        08/01/2018        12,000,000

                  50 Wells Fargo Advantage Money Market Funds


                                     Portfolio of Investments--February 28, 2010

CASH INVESTMENT MONEY MARKET FUND

  PRINCIPAL    SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
-------------  ---------------------------------------------------------------------  -------------  -------------  ---------------
MUNICIPAL BONDS & NOTES (continued)
$  15,200,000  LOS ANGELES CA COMMUNITY RDA ACADEMY VILLAGE APARTMENTS (HOUSING
               REVENUE, FHLMC INSURED)+/-ss                                                0.19%       10/01/2019   $    15,200,000
   17,900,000  LOS ANGELES COUNTY CA HOUSING AUTHORITY MFHR BONDS (HOUSING REVENUE,
               FHLMC INSURED)+/-ss                                                         0.28        09/01/2030        17,900,000
   25,000,000  LOUISIANA PUBLIC FACILITIES AUTHORITY (IDR, JPMORGAN CHASE BANK
               LOC)+/-ss                                                                   0.13        10/01/2033        25,000,000
   40,917,000  LOWER ALABAMA GAS DISTRICT SUPPLY REVENUE SERIES A (UTILITIES
               REVENUE, SOCIETE GENERALE LOC)+/-ss                                         0.20        11/01/2027        40,917,000
   24,345,000  MASSACHUSETTS DEVELOPMENT FINANCE AGENCY BABSON COLLEGE B (OTHER
               REVENUE, CITIBANK NA LOC)+/-ss                                              0.20        10/01/2031        24,345,000
   12,700,000  MIDLOTHIAN INDUSTRIAL DEVELOPMENT CORPORATION (IDR, UBS AG LOC)+/-ss        0.17        08/01/2034        12,700,000
    4,700,000  MINNESOTA STATE OFFICE OF HIGHER EDUCATION SERIES B (EDUCATIONAL
               FACILITIES REVENUE, BANK OF AMERICA NA LOC)+/-ss                            0.22        12/01/2043         4,700,000
   20,925,000  MISSISSIPPI STATE TAXABLE NISSAN PROJECT A (OTHER REVENUE, BANK OF
               AMERICA NA LOC)+/-ss                                                        0.22        11/01/2028        20,924,101
   14,100,000  MISSOURI STATE HEFA THE WASHINGTON UNIVERSITY SERIES A (COLLEGE &
               UNIVERSITY REVENUE, JPMORGAN CHASE BANK LOC)+/-ss                           0.13        09/01/2030        14,100,000
   35,810,000  MONTGOMERY COUNTY TN PUBLIC BUILDING AUTHORITY POOLED FINANCING LOAN
               POOL (OTHER REVENUE, BANK OF AMERICA NA LOC)+/-ss                           0.16        02/01/2036        35,810,000
   26,230,000  MONTGOMERY COUNTY TN PUBLIC BUILDING AUTHORITY POOLED FINANCING LOAN
               POOL (OTHER REVENUE, BANK OF AMERICA NA LOC)+/-ss                           0.16        07/01/2038        26,230,000
   21,800,000  NEW BRITAIN CONNECTICUT TAXABLE PENSION SERIES C (PROPERTY TAX
               REVENUE, BANK OF AMERICA NA LOC)+/-ss                                       0.33        02/01/2026        21,800,000
   13,000,000  NEW JERSEY STATE TURNPIKE AUTHORITY SERIES C (TRANSIT REVENUE,
               JPMORGAN CHASE BANK LOC)+/-ss                                               0.16        06/15/2032        13,000,000
   18,000,000  NEW JERSEY STATE TURNPIKE AUTHORITY SERIES D (TOLLS ROAD REVENUE,
               SOCIETE GENERALE LOC)+/-ss                                                  0.23        01/01/2018        18,000,000
   27,500,000  NEW YORK NY CITY TRANSITIONAL FINANCING AUTHORITY CLASS A (OTHER
               REVENUE, FGIC INSURED)+/-ss                                                 0.23        07/15/2036        27,500,000
   17,500,000  NEW YORK STATE HOUSING FINANCE AGENCY TAXABLE 600 WEST 42ND B (OTHER
               REVENUE, BANK OF NEW YORK LOC)+/-ss                                         0.70        11/01/2041        17,500,000
   21,627,000  OHIO STATE HFA RESIDENTIAL MANAGEMENT TAXABLE SERIES I (HOUSING
               REVENUE, GNMA INSURED)+/-ss                                                 0.23        09/01/2039        21,627,000
   45,714,000  OHIO STATE HFA RESIDENTIAL MORTGAGE SECURITIES PROGRAM (HOUSING
               REVENUE, GNMA INSURED)+/-ss                                                 0.25        09/01/2029        45,714,000
   13,700,000  PALM BEACH COUNTY FL PINE CREST PREPARATORY (PRIVATE SCHOOL REVENUE,
               BANK OF AMERICA NA LOC)+/-ss                                                0.20        06/01/2032        13,700,000
   13,500,000  PARMA OH COMMUNITY GENERAL HOSPITAL SERIES A (OTHER REVENUE,
               JPMORGAN CHASE BANK LOC)+/-ss                                               0.17        11/01/2029        13,500,000
   48,460,000  PASADENA CA COP SERIES A (LEASE REVENUE, BANK OF AMERICA NA LOC)+/-ss       0.18        02/01/2035        48,460,000
    7,500,000  PORT ARTHUR TX NAVIGATION DISTRICT MOTIVA ENTERPRISES SERIES C (OTHER
               REVENUE)+/-ss                                                               0.13        12/01/2039         7,500,000
   10,000,000  PORT ARTHUR TX NAVY DISTRICT ENVIRONMENTAL FACILITIES MOTIVA
               ENTERPRISES B (OTHER REVENUE)+/-ss                                          0.13        12/01/2039        10,000,000
    5,000,000  RAMSEY COUNTY MN HOUSING & REDEVELOPMENT MFHR GATEWAY APARTMENTS LP
               SERIES A (HOUSING REVENUE, LASALLE NATIONAL BANK NA LOC)+/-ss               0.30        10/01/2038         5,000,000
   53,500,000  RIVERSIDE CA COP (LEASE REVENUE, BANK OF AMERICA NA LOC)+/-ss               0.18        03/01/2037        53,500,000
    9,800,000  RIVERSIDE CA SERIES C (ELECTRIC REVENUE, BANK OF AMERICA NA LOC)+/-ss       0.18        10/01/2035         9,800,000
   13,550,000  SACRAMENTO COUNTY CA HOUSING AUTHORITY NATOMAS PARK APARTMENTS ISSUE
               B (HOUSING REVENUE, FNMA INSURED)+/-ss                                      0.18        07/15/2035        13,550,000
    7,945,000  SACRAMENTO COUNTY CA HOUSING AUTHORITY SHADWOOD APARTMENTS PROJECT
               ISSUE A (MFHR, FHLMC INSURED)+/-ss                                          0.18        12/01/2022         7,945,000
   10,325,000  SAN DIEGO CA HFA MFHR STRATTON APARTMENTS PROJECT SERIES A (HOUSING
               REVENUE, FNMA INSURED)+/-ss                                                 0.18        01/15/2033        10,325,000
    7,500,000  SAN DIEGO CA HOUSING AUTHORITY MFHR HILLSIDE GARDEN APARTMENTS SERIES
               B (HOUSING REVENUE, FNMA INSURED)+/-ss                                      0.17        01/15/2035         7,500,000

                  Wells Fargo Advantage Money Market Funds 51


Portfolio of Investments--February 28, 2010

CASH INVESTMENT MONEY MARKET FUND

  PRINCIPAL    SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
-------------  ---------------------------------------------------------------------  -------------  -------------  ---------------
MUNICIPAL BONDS & NOTES (continued)
$  37,000,000  SAN FRANCISCO CA CITY & COUNTY FINANCE CORPORATION CA MOSCONE CENTER
               (LEASE REVENUE, BANK OF AMERICA NA LOC)+/-ss                                0.20%       04/01/2030   $    37,000,000
    7,700,000  SAN FRANCISCO CA CITY & COUNTY REDEVELOPMENT AGENCY (MFHR, FNMA
               INSURED)+/-ss                                                               0.20        06/15/2034         7,700,000
   12,500,000  SAN FRANCISCO CA CITY & COUNTY REDEVELOPMENT AGENCY COMMUNITY
               FACILITIES DISTRICT # 4 (OTHER REVENUE, BANK OF AMERICA NA LOC)+/-ss        0.19        08/01/2032        12,500,000
    5,800,000  SAN LEANDRO CA CARLTON PLAZA SERIES A (MFHR, FNMA INSURED)+/-ss             0.26        09/15/2032         5,800,000
  302,360,000  SOUTHEAST ALABAMA GAS DISTRICT ALABAMA REVENUE SUPPLY PROJECT SERIES
               A (IDR) +/-ss                                                               0.15        08/01/2027       302,360,000
   28,500,000  SWEETWATER COUNTY WY PACIFIC CORPORATION PROJECT SERIES A (PCR,
               BARCLAYS BANK PLC LOC)+/-ss                                                 0.16        07/01/2015        28,500,000
   12,000,000  TEXAS STATE TAXABLE PRODUCT DEVELOPMENT PROGRAM SERIES A (OTHER
               REVENUE, NATIONAL AUSTRALIA BANK NA LOC)+/-ss                               0.23        06/01/2045        12,000,000
    7,500,000  TYLER TX HEALTH FACILITIES DEVELOPMENT CORPORATION MOTHER FRANCES
               HOSPITAL SERIES B (HCFR, BANK OF AMERICA NA LOC)+/-ss                       0.20        07/01/2020         7,500,000
    2,000,000  UMATILLA INDIAN RESERVATION OR CONFEDERATED TRIBES (OTHER REVENUE,
               BANK OF AMERICA NA LOC)+/-ss                                                0.20        12/01/2028         2,000,000
   32,000,000  VERMONT STATE STUDENT ASSISTANCE CORPORATION (STUDENT LOAN REVENUE,
               LLOYDS TSB BANK PLC LOC)+/-ss                                               0.21        12/15/2040        32,000,000
    2,125,000  WAYNE COUNTY MI AIRPORT AUTHORITY SERIES F (AIRPORT REVENUE, JPMORGAN
               CHASE BANK LOC)+/-ss                                                        0.19        12/01/2016         2,125,000
    8,000,000  WEST VIRGINIA STATE HOSPITAL FINANCE AUTHORITY UNITED HEALTH SYSTEMS
               SERIES A (HOSPITAL REVENUE, BANK OF AMERICA NA LOC)+/-ss                    0.16        06/01/2041         8,000,000
TOTAL MUNICIPAL BONDS & NOTES (COST $2,099,780,101)                                                                   2,099,780,101
                                                                                                                    ---------------
REPURCHASE AGREEMENTS(z): 1.15%
   14,000,000  BANK OF AMERICA NA, DATED 02/26/2010, MATURITY VALUE $14,000,140 (1)        0.12        03/01/2010        14,000,000
   10,300,000  BANK OF AMERICA SECURITIES LLC, DATED 02/26/2010, MATURITY VALUE
               $10,300,103 (2)                                                             0.12        03/01/2010        10,300,000
   61,000,000  BANK OF AMERICA SECURITIES LLC, DATED 02/26/2010, MATURITY VALUE
               $61,001,220 (3)                                                             0.24        03/01/2010        61,000,000
   38,000,000  BARCLAYS CAPITAL INCORPORATED, DATED 02/26/2010, MATURITY VALUE
               $38,000,760 (4)                                                             0.24        03/01/2010        38,000,000
    7,000,000  BNP PARIBAS SECURITIES, DATED 02/26/2010, MATURITY VALUE $7,000,070
               (5)                                                                         0.12        03/01/2010         7,000,000
    7,000,000  CITIGROUP GLOBAL MARKETS, DATED 02/26/2010, MATURITY VALUE $7,000,070
               (6)                                                                         0.12        03/01/2010         7,000,000
    5,000,000  CREDIT SUISSE FIRST BOSTON CORPORATION, DATED 02/26/2010,
               MATURITY VALUE $5,000,050 (7)                                               0.12        03/01/2010         5,000,000
    1,650,000  DEUTSCHE BANK SECURITIES, DATED 02/26/2010, MATURITY VALUE
               $1,650,017 (8)                                                              0.12        03/01/2010         1,650,000
   73,000,000  JPMORGAN SECURITIES, DATED 02/26/2010, MATURITY VALUE $73,001,460 (9)       0.24        03/01/2010        73,000,000
TOTAL REPURCHASE AGREEMENTS (COST $216,950,000)                                                                         216,950,000
                                                                                                                    ---------------
SECURED MASTER NOTE AGREEMENT: 2.28%
  298,704,000  BANK OF AMERICA CORPORATION+/-ss                                            0.29        09/09/2034       298,704,000
  131,213,000  CITIGROUP GLOBAL MARKETS HOLDINGS DTC MMI+/-ss                              0.64        09/09/2049       131,213,000
TOTAL SECURED MASTER NOTE AGREEMENT (COST $429,917,000)                                                                 429,917,000
                                                                                                                    ---------------
TIME DEPOSITS: 7.97%
  124,000,000  BANK OF IRELAND                                                             0.35        03/01/2010       124,000,000
   99,000,000  BANK OF IRELAND                                                             0.50        03/02/2010        99,000,000
   66,000,000  BAYER HYPO-UND VEREINSBANK AG MUNICH                                        0.15        03/02/2010        66,000,000
   53,000,000  BNP PARIBAS PARIS                                                           0.14        03/02/2010        53,000,000
   14,000,000  CITIBANK NA NASSAU                                                          0.12        03/01/2010        14,000,000
   66,000,000  DANSKE BANK A/S COPENHAGEN                                                  0.14        03/01/2010        66,000,000
  119,000,000  DANSKE BANK A/S COPENHAGEN                                                  0.20        03/02/2010       119,000,000
  184,000,000  DANSKE BANK A/S COPENHAGEN                                                  0.21        03/01/2010       184,000,000
   90,000,000  DEXIA BANK GRAND CAYMAN                                                     0.22        03/05/2010        90,000,000
   67,000,000  FORTIS BANK NV SA                                                           0.18        03/01/2010        67,000,000
   49,000,000  FORTIS BANK NV SA                                                           0.18        03/03/2010        49,000,000

                   52 Wells Fargo Advantage Money Market Funds


                                     Portfolio of Investments--February 28, 2010

CASH INVESTMENT MONEY MARKET FUND

  PRINCIPAL    SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
-------------  ---------------------------------------------------------------------  -------------  -------------  ---------------
TIME DEPOSITS (continued)
$  89,000,000  FORTIS BANK NV SA                                                           0.18%       03/04/2010   $    89,000,000
  357,000,000  KBC BANK NV BRUSSELS                                                        0.16        03/01/2010       357,000,000
   58,000,000  LLOYDS TSB BANK PLC LONDON                                                  0.14        03/01/2010        58,000,000
   65,000,000  SOCIETE GENERALE PARIS                                                      0.16        03/01/2010        65,000,000
TOTAL TIME DEPOSITS SECURITIES (COST $1,500,000,000)                                                                  1,500,000,000
                                                                                                                    ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $19,011,472,547)*                                                      101.05%                                 19,011,472,547
OTHER ASSETS AND LIABILITIES, NET                                             (1.05)                                   (197,608,607)
                                                                             ------                                 ---------------
TOTAL NET ASSETS                                                             100.00%                                $18,813,863,940
                                                                             ------                                 ---------------

----------
ss These securities are subject to a demand feature which reduces the effective maturity.

+/-  Variable rate investments.

##   Zero coupon security. Rate represents yield to maturity.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

(p)  Asset-backed commercial paper.

(i)  Illiquid security (unaudited).

(z)  Collateralized by:

     (1) U.S. government securities, 5.00%, 1/20/2040, market value including accrued interest is $14,420,000.

     (2)  U.S. government securities, 4.06% to 6.00%, 3/1/2025 to 2/1/2040, market value including accrued interest is $10,609,000.

     (3)  U.S. government securities, 2.58% to 10.00%, 10/1/2011 to 12/1/2048, market value including accrued interest is $62,830,000.

     (4) Commercial paper, 0.00%, 4/8/2010 to 8/18/2010, market value is $38,760,000.

     (5) U.S. government securities, 5.50%, 6/1/2033 to 4/1/2039, market value including accrued interest is $7,210,000.

     (6)  U.S. government securities, 2.90% to 6.18%, 6/1/2018 to 3/1/2040, market value including accrued interest is $7,210,000.

     (7)  U.S. government securities, 3.50% to 16.00%, 9/1/2011 to 11/1/2047, market value including accrued interest is $5,150,029.

     (8)  U.S. government securities, 0.00% to 9.80%, 5/2/2010 to 6/1/2047, market value including accrued interest is $1,697,183.

     (9)  Commerical paper, 0.03% to 0.15%, 3/2/2010 to 5/25/2010, market value including accrued interest is $74,460,266.

* Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

                   Wells Fargo Advantage Money Market Funds 53


Portfolio of Investments--February 28, 2010

GOVERNMENT MONEY MARKET FUND

  PRINCIPAL    SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
-------------  ---------------------------------------------------------------------  -------------  -------------  ---------------
AGENCY NOTES - DISCOUNT: 21.95%
FEDERAL FARM CREDIT BANK: 0.66%
$  76,622,000  FFCB##                                                                      0.25%       06/23/2010   $    76,561,341
  100,000,000  FFCB##                                                                      0.29        07/13/2010        99,892,056
                                                                                                                        176,453,397
                                                                                                                    ---------------
FEDERAL HOME LOAN BANK: 7.60%
  110,000,000  FHLB##                                                                      0.09        03/10/2010       109,997,168
  279,000,000  FHLB##                                                                      0.07        03/12/2010       278,993,180
  100,000,000  FHLB##                                                                      0.09        03/17/2010        99,995,556
  250,000,000  FHLB##                                                                      0.19        03/26/2010       249,965,278
  350,000,000  FHLB##                                                                      0.10        03/31/2010       349,970,833
  230,000,000  FHLB##                                                                      0.13        04/23/2010       229,955,981
  250,000,000  FHLB##                                                                      0.13        04/28/2010       249,947,639
  200,000,000  FHLB##                                                                      0.14        05/14/2010       199,941,622
  170,000,000  FHLB##                                                                      0.14        05/21/2010       169,946,450
  100,000,000  FHLB##                                                                      0.14        05/26/2010        99,965,361
                                                                                                                      2,038,679,068
                                                                                                                    ---------------
FEDERAL HOME LOAN MORTGAGE CORPORATION: 8.06%
  175,000,000  FHLMC##                                                                     0.08        03/16/2010       174,994,167
  204,307,000  FHLMC##                                                                     0.10        03/25/2010       204,293,380
  260,000,000  FHLMC##                                                                     0.21        04/26/2010       259,915,067
  250,000,000  FHLMC##                                                                     0.18        05/11/2010       249,911,250
  225,000,000  FHLMC##                                                                     0.14        05/17/2010       224,930,219
   53,262,000  FHLMC##                                                                     0.16        05/24/2010        53,241,494
  200,000,000  FHLMC##                                                                     0.19        06/08/2010       199,895,500
  203,701,000  FHLMC##                                                                     0.19        06/21/2010       203,580,590
  242,060,000  FHLMC##                                                                     0.20        06/28/2010       241,899,971
  250,000,000  FHLMC##                                                                     0.17        07/12/2010       249,842,986
  100,000,000  FHLMC##                                                                     0.18        07/19/2010        99,930,000
                                                                                                                      2,162,434,624
                                                                                                                    ---------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION: 5.63%
  100,000,000  FNMA##                                                                      0.05        03/03/2010        99,999,611
  194,000,000  FNMA##                                                                      0.17        04/07/2010       193,965,705
  100,000,000  FNMA##                                                                      0.18        04/22/2010        99,974,000
   49,629,000  FNMA##                                                                      0.14        05/05/2010        49,616,455
   55,775,000  FNMA##                                                                      0.14        05/12/2010        55,759,383
   84,000,000  FNMA##                                                                      0.14        05/19/2010        83,974,193
  250,000,000  FNMA##                                                                      0.18        05/25/2010       249,893,750
  132,800,000  FNMA##                                                                      0.16        05/26/2010       132,747,654
  200,000,000  FNMA##                                                                      0.15        06/03/2010       199,921,667
   26,800,000  FNMA##                                                                      0.16        06/09/2010        26,788,089
  100,000,000  FNMA##                                                                      0.16        06/14/2010        99,953,333
   60,000,000  FNMA##                                                                      0.18        07/14/2010        59,958,375
  100,000,000  FNMA##                                                                      0.21        08/02/2010        99,910,167
   58,650,000  FNMA##                                                                      0.21        08/04/2010        58,595,358
                                                                                                                      1,511,057,740
                                                                                                                    ---------------
TOTAL AGENCY NOTES - DISCOUNT (COST $5,888,624,829)                                                                   5,888,624,829
                                                                                                                    ---------------

                   54 Wells Fargo Advantage Money Market Funds


                                     Portfolio of Investments--February 28, 2010

GOVERNMENT MONEY MARKET FUND

  PRINCIPAL    SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
-------------  ---------------------------------------------------------------------  -------------  -------------  ---------------
AGENCY NOTES - INTEREST BEARING: 20.51%
FEDERAL FARM CREDIT BANK: 4.22%
$  90,000,000  FFCB+/-                                                                     0.23%       03/01/2010   $    90,000,000
   20,000,000  FFCB                                                                        1.05        03/18/2010        20,006,191
   29,450,000  FFCB                                                                        2.38        04/07/2010        29,515,894
   15,540,000  FFCB                                                                        4.30        04/27/2010        15,640,212
   66,200,000  FFCB                                                                        2.75        05/04/2010        66,465,294
   46,582,000  FFCB                                                                        4.75        05/07/2010        46,977,991
   10,000,000  FFCB                                                                        2.25        07/01/2010        10,066,417
  100,000,000  FFCB+/-                                                                     0.50        07/23/2010       100,000,000
  125,000,000  FFCB+/-                                                                     0.18        07/27/2010       125,000,000
   75,000,000  FFCB+/-                                                                     0.03        12/17/2010        74,913,964
   50,000,000  FFCB+/-                                                                     0.17        03/22/2011        50,000,000
   16,200,000  FFCB+/-                                                                     0.32        05/18/2011        16,230,016
   50,000,000  FFCB+/-                                                                     0.15        06/07/2011        49,985,505
  225,000,000  FFCB+/-                                                                     0.15        06/23/2011       224,960,594
  211,725,000  FFCB+/-                                                                     0.14        06/28/2011       211,681,309
                                                                                                                      1,131,443,387
                                                                                                                    ---------------
FEDERAL HOME LOAN BANK: 8.18%
  100,000,000  FHLB                                                                        5.00        03/03/2010       100,026,419
   50,000,000  FHLB+/-                                                                     0.16        04/01/2010        49,993,113
  200,000,000  FHLB+/-                                                                     0.18        04/16/2010       200,002,544
   27,000,000  FHLB                                                                        0.48        05/11/2010        27,011,986
  125,000,000  FHLB                                                                        0.55        05/28/2010       125,044,491
    2,665,000  FHLB                                                                        3.00        06/11/2010         2,684,857
  134,885,000  FHLB                                                                        4.25        06/11/2010       136,363,036
   38,570,000  FHLB                                                                        5.25        06/11/2010        39,099,818
  106,770,000  FHLB                                                                        0.56        06/18/2010       106,842,144
   41,800,000  FHLB                                                                        3.50        07/16/2010        42,303,567
  370,000,000  FHLB+/-                                                                     0.18        07/27/2010       369,975,429
  250,000,000  FHLB+/-                                                                     0.18        05/25/2011       249,938,187
  160,000,000  FHLB+/-                                                                     0.13        06/07/2011       159,917,367
  165,000,000  FHLB+/-                                                                     0.13        07/20/2011       164,929,660
  150,000,000  FHLB+/-                                                                     0.13        07/25/2011       149,925,217
  150,000,000  FHLB+/-                                                                     0.15        07/28/2011       149,924,778
  120,000,000  FHLB+/-                                                                     0.14        08/12/2011       119,929,777
                                                                                                                      2,193,912,390
                                                                                                                    ---------------
FEDERAL HOME LOAN MORTGAGE CORPORATION: 5.70%
   50,000,000  FHLMC                                                                       2.88        06/28/2010        50,443,156
  500,000,000  FHLMC+/-                                                                    0.24        09/03/2010       499,940,710
  600,000,000  FHLMC+/-                                                                    0.22        09/24/2010       600,025,993
  128,365,000  FHLMC+/-                                                                    0.30        01/28/2011       128,512,137
  250,000,000  FHLMC+/-                                                                    0.33        03/09/2011       250,193,115
                                                                                                                      1,529,115,111
                                                                                                                    ---------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION: 2.41%
  105,188,000  FNMA                                                                        0.00        04/01/2010       105,165,355
  300,000,000  FNMA                                                                        5.25        04/27/2010       302,354,226
  103,884,000  FNMA+/-                                                                     0.20        08/05/2010       103,911,200
  135,000,000  FNMA+/-                                                                     0.14        08/11/2011       134,901,660
                                                                                                                        646,332,441
                                                                                                                    ---------------
TOTAL AGENCY NOTES - INTEREST BEARING (COST $5,500,803,329)                                                           5,500,803,329
                                                                                                                    ---------------

                  Wells Fargo Advantage Money Market Funds 55


Portfolio of Investments--February 28, 2010

GOVERNMENT MONEY MARKET FUND

  PRINCIPAL    SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
-------------  ---------------------------------------------------------------------  -------------  -------------  ---------------
CORPORATE BONDS & NOTES: 5.65%
DEPOSITORY INSTITUTIONS: 1.22%
$ 235,000,000  AMERICAN EXPRESS BANK FSB+/-                                                1.08%       12/10/2010   $   236,625,807
   90,000,000  JPMORGAN CHASE & COMPANY+/-                                                 0.76        12/02/2010        90,453,056
                                                                                                                        327,078,863
                                                                                                                    ---------------
DIVERSIFIED FINANCIAL SERVICES: 2.38%
  145,600,000  CITIGROUP INCORPORATED+/-                                                   0.81        12/09/2010       146,394,082
  159,300,000  GENERAL ELECTRIC CAPITAL CORPORATION+/-                                     0.30        07/08/2010       159,387,022
  201,250,000  GENERAL ELECTRIC CAPITAL CORPORATION+/-                                     0.66        06/09/2010       201,537,199
  130,000,000  GENERAL ELECTRIC CAPITAL CORPORATION+/-                                     0.89        12/09/2010       130,811,544
                                                                                                                        638,129,847
                                                                                                                    ---------------
DOMESTIC BANKS: 2.05%
  375,000,000  BANK OF AMERICA NA TEMPORARY LIQUIDITY GUARANTEE PROGRAM+/-                 0.28        09/13/2010       375,014,545
  115,000,000  CITIBANK NA+/-                                                              0.30        09/30/2010       115,000,000
   59,315,000  CITIGROUP FUNDING INCORPORATED+/-                                           0.35        07/30/2010        59,365,584
                                                                                                                        549,380,129
                                                                                                                    ---------------
TOTAL CORPORATE BONDS & NOTES (COST $1,514,588,839)                                                                   1,514,588,839
                                                                                                                    ---------------
REPURCHASE AGREEMENTS(z): 42.61%
1,302,000,000  BANK OF AMERICA NA, DATED 02/26/2010, MATURITY VALUE
               $1,302,013,020 (1)                                                          0.12        03/01/2010     1,302,000,000
   75,000,000  BANK OF AMERICA SECURITIES LLC, DATED 02/26/2010, MATURITY VALUE
               $75,000,625 (2)                                                             0.10        03/01/2010        75,000,000
  194,390,000  BARCLAYS CAPITAL INCORPORATED, DATED 02/26/2010, MATURITY VALUE
               $194,391,620 (3)                                                            0.10        03/01/2010       194,390,000
  900,000,000  BARCLAYS CAPITAL INCORPORATED, DATED 02/26/2010, MATURITY VALUE
               $900,008,250 (4)                                                            0.11        03/03/2010       900,000,000
  579,000,000  BNP PARIBAS SECURITIES, DATED 02/26/2010, MATURITY VALUE
               $579,005,790 (5)                                                            0.12        03/01/2010       579,000,000
  723,000,000  CITIGROUP GLOBAL MARKETS, DATED 02/26/2010, MATURITY VALUE
               $723,007,230 (6)                                                            0.12        03/01/2010       723,000,000
  100,000,000  CREDIT SUISSE FIRST BOSTON CORPORATION, DATED 02/26/2010,
               MATURITY VALUE $100,000,750 (7)                                             0.09        03/01/2010       100,000,000
  723,000,000  CREDIT SUISSE FIRST BOSTON CORPORATION, DATED 02/26/2010,
               MATURITY VALUE $723,007,230 (8)                                             0.12        03/01/2010       723,000,000
1,502,900,000  DEUTSCHE BANK SECURITIES, DATED 02/26/2010, MATURITY VALUE
               $1,502,915,029 (9)                                                          0.12        03/01/2010     1,502,900,000
   50,000,000  DEUTSCHE BANK SECURITIES, DATED 02/26/2010, MATURITY VALUE
               $50,000,417 (10)                                                            0.10        03/01/2010        50,000,000
  100,000,000  GOLDMAN SACHS & COMPANY, DATED 02/26/2010, MATURITY VALUE
               $100,000,417 (11)                                                           0.05        03/01/2010       100,000,000
  921,380,000  GOLDMAN SACHS & COMPANY, DATED 02/26/2010, MATURITY VALUE
               $921,389,214 (12)                                                           0.12        03/01/2010       921,380,000
1,447,000,000  HSBC SECURITIES, DATED 02/26/2010, MATURITY VALUE $1,447,014,470 (13)       0.12        03/01/2010     1,447,000,000
  964,000,000  JPMORGAN SECURITIES, DATED 02/26/2010, MATURITY VALUE
               $964,009,640 (14)                                                           0.12        03/01/2010       964,000,000
  100,000,000  MORGAN STANLEY & COMPANY, DATED 02/26/2010, MATURITY VALUE
               $100,000,750 (15)                                                           0.09        03/01/2010       100,000,000
  100,000,000  MORGAN STANLEY & COMPANY, DATED 02/26/2010, MATURITY VALUE
               $100,000,917 (16)                                                           0.11        03/01/2010       100,000,000
  200,000,000  MORGAN STANLEY & COMPANY, DATED 02/26/2010, MATURITY VALUE
               $200,001,333 (17)                                                           0.08        03/01/2010       200,000,000
1,447,000,000  RBS SECURITIES, DATED 02/26/2010, MATURITY VALUE $1,447,014,470 (18)        0.12        03/01/2010     1,447,000,000
TOTAL REPURCHASE AGREEMENTS (COST $11,428,670,000)                                                                   11,428,670,000
                                                                                                                    ---------------
COMMERCIAL PAPER: 9.24%
FINANCIAL SERVICES: 9.24%
   40,131,000  STRAIGHT-A FUNDING LLC##++(p)                                               0.00        03/01/2010        40,131,000
  100,124,000  STRAIGHT-A FUNDING LLC##++(p)                                               0.11        03/02/2010       100,123,499
   50,487,000  STRAIGHT-A FUNDING LLC##++(p)                                               0.18        03/03/2010        50,486,495
   15,130,000  STRAIGHT-A FUNDING LLC##++(p)                                               0.14        03/08/2010        15,129,529
  100,000,000  STRAIGHT-A FUNDING LLC##++(p)                                               0.16        03/08/2010        99,996,889
   75,000,000  STRAIGHT-A FUNDING LLC##++(p)                                               0.14        03/09/2010        74,997,333
  100,000,000  STRAIGHT-A FUNDING LLC##++(p)                                               0.18        03/10/2010        99,995,500
  102,000,000  STRAIGHT-A FUNDING LLC##++(p)                                               0.16        03/11/2010       101,994,900
   13,760,000  STRAIGHT-A FUNDING LLC##++(p)                                               0.18        03/12/2010        13,759,243

                  56 Wells Fargo Advantage Money Market Funds


                                     Portfolio of Investments--February 28, 2010

GOVERNMENT MONEY MARKET FUND

  PRINCIPAL    SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
-------------  ---------------------------------------------------------------------  -------------  -------------  ---------------
FINANCIAL SERVICES: 9.24%
 $ 10,090,000  STRAIGHT-A FUNDING LLC##++(p)                                               0.18%       03/15/2010   $    10,089,294
   75,458,000  STRAIGHT-A FUNDING LLC##++(p)                                               0.15        03/16/2010        75,452,969
  155,000,000  STRAIGHT-A FUNDING LLC##++(p)                                               0.15        03/17/2010       154,988,978
   25,000,000  STRAIGHT-A FUNDING LLC##++(p)                                               0.16        03/18/2010        24,998,111
   86,270,000  STRAIGHT-A FUNDING LLC##++(p)                                               0.16        03/19/2010        86,263,098
  136,040,000  STRAIGHT-A FUNDING LLC##++(p)                                               0.17        04/05/2010       136,017,516
   78,000,000  STRAIGHT-A FUNDING LLC##++(p)                                               0.17        04/06/2010        77,986,740
   50,000,000  STRAIGHT-A FUNDING LLC##++(p)                                               0.17        04/08/2010        49,991,028
   50,156,000  STRAIGHT-A FUNDING LLC##++(p)                                               0.17        04/09/2010        50,146,763
    5,070,000  STRAIGHT-A FUNDING LLC##++(p)                                               0.17        04/12/2010         5,068,994
  110,000,000  STRAIGHT-A FUNDING LLC##++(p)                                               0.16        04/19/2010       109,976,044
   50,000,000  STRAIGHT-A FUNDING LLC##++(p)                                               0.17        04/20/2010        49,988,194
   40,026,000  STRAIGHT-A FUNDING LLC##++(p)                                               0.17        04/21/2010        40,016,360
   65,000,000  STRAIGHT-A FUNDING LLC##++(p)                                               0.16        04/22/2010        64,984,978
  120,000,000  STRAIGHT-A FUNDING LLC##++(p)                                               0.18        05/04/2010       119,961,600
   90,000,000  STRAIGHT-A FUNDING LLC##++(p)                                               0.18        05/06/2010        89,970,300
  100,105,000  STRAIGHT-A FUNDING LLC##++(p)                                               0.18        05/07/2010       100,071,465
   64,250,000  STRAIGHT-A FUNDING LLC##++(p)                                               0.19        05/10/2010        64,226,263
  100,099,000  STRAIGHT-A FUNDING LLC##++(p)                                               0.19        05/12/2010       100,060,962
   91,000,000  STRAIGHT-A FUNDING LLC##++(p)                                               0.19        05/13/2010        90,964,940
  100,000,000  STRAIGHT-A FUNDING LLC##++(p)                                               0.19        05/18/2010        99,958,833
   50,351,000  STRAIGHT-A FUNDING LLC##++(p)                                               0.19        05/19/2010        50,330,006
  100,116,000  STRAIGHT-A FUNDING LLC##++(p)                                               0.19        05/20/2010       100,073,729
  130,078,000  STRAIGHT-A FUNDING LLC##++(p)                                               0.19        05/24/2010       130,020,332
TOTAL COMMERCIAL PAPER (COST $2,478,221,885)                                                                          2,478,221,885
                                                                                                                    ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $26,810,908,882)*                                                       99.96%                                 26,810,908,882
OTHER ASSETS AND LIABILITIES, NET                                              0.04                                      11,808,124
                                                                             ------                                 ---------------
TOTAL NET ASSETS                                                             100.00%                                $26,822,717,006
                                                                             ------                                 ---------------

                   Wells Fargo Advantage Money Market Funds 57


Portfolio of Investments--February 28, 2010

GOVERNMENT MONEY MARKET FUND

##   Zero coupon security. Rate represents yield to maturity.

+/-  Variable rate investments.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

(p)  Asset-backed commercial paper.

(z)  Collateralized by:

     (1) U.S. government securities, 5.00%, 1/20/2040, market value including accrued interest is $1,341,060,000.

     (2)  U.S. government securities, 0.875% to 2.375%, 3/31/2011 to 3/31/2016, market value including accrued interest is $76,500,028.

     (3)  U.S. government securities, 0.00% to 4.25%, 6/3/2010 to 5/15/2039, market value including accrued interest is $198,277,819.

     (4)  U.S. government securities, 2.66% to 7.50%, 2/1/2013 to 1/1/2048, market value including accrued interest is $927,000,001.

     (5) U.S. government securities, 5.50%, 6/1/2033 to 4/1/2039, market value including accrued interest is $596,370,000.

     (6)  U.S. government securities, 2.90% to 6.18%, 6/1/2018 to 3/1/2040, market value including accrued interest is $744,690,000.

     (7)  U.S. government securities, 1.375% to 2.625%, 10/31/2010 to 4/30/2016, market value including accrued interest is $102,001,519.

     (8)  U.S. government securities, 3.50% to 16.00%, 9/1/2011 to 11/1/2047, market value including accrued interest is $744,694,177.

     (9)  U.S. government securities, 0.00% to 3.13%, 2/10/2011 to 5/15/2019, market value including accrued interest is $51,000,003.

     (10) U.S. government securities, 0.00% to 9.80%, 5/2/2010 to 6/1/2047, market value including accrued interest is $1,545,876,725.

     (11) U.S. government securities, 4.375%, 8/15/2012, market value including accrued interest is $102,000,062.

     (12) U.S. government securities, 5.00% to 6.00%, 3/15/2038 to 11/15/2039, market value including accrued interest is $949,021,401.

     (13) U.S. government securities, 3.50% to 7.00%, 7/1/2032 to 10/1/2039, market value including accrued interest is $1,490,418,181.

     (14) U.S. government securities, 4.00% to 9.00%, 7/11/2011 to 2/1/2040, market value including accrued interest is $992,922,585.

     (15) U.S. government securities, 0.875% to 5.125%, 2/28/2011 to 6/30/2011, market value including accrued interest is $204,000,043.

     (16) U.S. government securities, 0.875% to 5.125%, 2/28/2011 to 6/30/2011, market value including accrued interest is $102,000,022.

     (17) U.S. government securities, 2.45% to 11.00%, 6/1/2010 to 2/1/2040, market value including accrued interest is $103,515,209.

     (18) U.S. government securities, 0.00% to 9.375%, 3/26/2010 to 1/1/2040, market value including accrued interest is $1,469,194,463.

* Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

                   58 Wells Fargo Advantage Money Market Funds


                                     Portfolio of Investments--February 28, 2010

HERITAGE MONEY MARKET FUND

  PRINCIPAL    SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
-------------  ---------------------------------------------------------------------  -------------  -------------  ---------------
AGENCY NOTES - INTEREST BEARING: 0.27%
FEDERAL HOME LOAN MORTGAGE CORPORATION: 0.27%
$  86,000,000  FHLMC+/-ss                                                                  0.15%       02/02/2012   $    85,866,675
TOTAL AGENCY NOTES - INTEREST BEARING (COST $85,866,675)                                                                 85,866,675
                                                                                                                    ---------------
BANKERS ACCEPTANCE NOTES: 0.25%
DOMESTIC BANKS: 0.25%
    8,263,449  BANK OF AMERICA NA##                                                        0.20        03/17/2010         8,262,714
   23,128,740  BANK OF AMERICA NA##                                                        0.20        03/18/2010        23,126,556
    3,000,000  BANK OF AMERICA NA##                                                        0.37        04/08/2010         2,998,955
   16,000,000  BANK OF AMERICA NA##                                                        0.39        05/04/2010        15,988,622
    4,000,000  BANK OF AMERICA NA##                                                        0.35        05/18/2010         3,996,967
   23,515,245  BANK OF AMERICA NA##                                                        0.33        05/24/2010        23,496,601
TOTAL BANKERS ACCEPTANCE NOTES (COST $77,870,415)                                                                        77,870,415
                                                                                                                    ---------------
CERTIFICATES OF DEPOSIT: 10.73%
   37,000,000  ABBEY NATIONAL TREASURY SERVICE+/-                                          0.75        07/12/2010        37,056,981
  290,000,000  ABBEY NATIONAL TREASURY SERVICES+/-                                         0.26        02/14/2011       290,000,000
   50,000,000  ABBEY NATIONAL TREASURY SERVICES+/-                                         0.50        05/05/2010        50,019,500
  115,000,000  ABBEY NATIONAL TREASURY SERVICES+/-                                         0.27        12/10/2010       115,000,000
  129,000,000  ALLIED IRISH BANKS NORTH AMERICA INCORPORATED+/-++                          0.25        03/03/2010       129,000,000
  107,000,000  BANCO BILBAO VIZCAYA ARGENTARIA (LONDON)++                                  0.18        03/18/2010       106,990,400
  106,000,000  BANCO BILBAO VIZCAYA ARGENTARIA (LONDON)                                    0.30        03/16/2010       106,000,221
   69,000,000  BANCO BILBAO VIZCAYA ARGENTARIA (LONDON)++                                  0.29        04/22/2010        68,970,100
  172,000,000  BANCO BILBAO VIZCAYA ARGENTARIA (NEW YORK)                                  0.23        04/12/2010       172,000,000
  155,000,000  BARCLAYS BANK PLC (NEW YORK)+/-                                             0.48        01/19/2011       155,000,000
  173,000,000  BARCLAYS BANK PLC (NEW YORK)+/-                                             0.78        11/08/2010       173,000,000
   65,000,000  BARCLAYS BANK PLC (NEW YORK)+/-                                             0.00        06/24/2010        65,000,000
   43,000,000  BNP PARIBAS EURO                                                            0.23        04/12/2010        43,000,501
   71,000,000  CALYON (NEW YORK)                                                           0.25        06/02/2010        70,999,997
   20,500,000  CALYON (NEW YORK)+/-                                                        0.29        06/29/2010        20,487,270
   50,000,000  CALYON (NEW YORK)                                                           0.55        03/22/2010        50,001,453
   50,000,000  CALYON (NEW YORK)+/-                                                        0.75        07/12/2010        50,061,891
   30,000,000  CALYON (NEW YORK)+/-                                                        0.76        06/03/2010        30,032,034
  113,000,000  DEXIA DELAWARE                                                              0.00        03/01/2010       113,000,000
   75,000,000  LLOYDS TSB BANK PLC (NEW YORK)+/-                                           0.35        05/10/2010        75,000,000
  225,000,000  LLOYDS TSB BANK PLC (NEW YORK)+/-                                           0.46        11/12/2010       225,000,000
  150,000,000  LLOYDS TSB BANK PLC (NEW YORK)+/-                                           0.50        07/26/2010       150,000,000
   37,000,000  NATIXIS COMMERCIAL PAPER CORPORATION                                        0.28        04/05/2010        37,000,000
   70,000,000  NATIXIS COMMERCIAL PAPER CORPORATION                                        0.30        03/02/2010        70,000,000
  224,000,000  NORDEA BANK FINLAND (NEW YORK)                                              1.86        04/28/2010       224,533,672
   50,000,000  RABOBANK NEDERLAND NV (NEW YORK)+/-                                         0.23        01/06/2011        50,000,000
   80,000,000  RABOBANK NEDERLAND NV (NEW YORK)+/-                                         0.23        01/07/2011        80,000,000
  100,000,000  RABOBANK NEDERLAND NV (NEW YORK)+/-                                         0.23        10/19/2010       100,000,000
  176,000,000  ROYAL BANK SCOTLAND PLC (CONNECTICUT)+/-                                    0.84        07/16/2010       176,000,000
  113,500,000  SOCIETE GENERALE (NEW YORK)+/-                                              0.10        04/05/2010       113,500,000
   75,000,000  SOCIETE GENERALE (NEW YORK)+/-ss                                            0.55        05/05/2011        75,000,000
  157,000,000  UNICREDIT S.P.A (NEW YORK)                                                  0.27        05/04/2010       157,000,000
TOTAL CERTIFICATES OF DEPOSIT (COST $3,378,654,020)                                                                   3,378,654,020
                                                                                                                    ---------------
COMMERCIAL PAPER: 58.11%
   32,000,000  ALLIED IRISH BANKS NORTH AMERICA INCORPORATED++##                           0.13        03/02/2010        31,999,770
   91,000,000  ALLIED IRISH BANKS NORTH AMERICA INCORPORATED++##                           0.20        03/04/2010        90,998,028
   72,000,000  ALLIED IRISH BANKS NORTH AMERICA INCORPORATED++##                           0.21        03/05/2010        71,997,920

                   Wells Fargo Advantage Money Market Funds 59


Portfolio of Investments--February 28, 2010

HERITAGE MONEY MARKET FUND

  PRINCIPAL    SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
-------------  ---------------------------------------------------------------------  -------------  -------------  ---------------
COMMERCIAL PAPER (continued)
 $ 72,000,000  AMSTEL FUNDING CORPORATION++(p)##                                           0.00%       03/01/2010   $    72,000,000
   28,000,000  AMSTEL FUNDING CORPORATION++(p)##                                           0.49        03/04/2010        27,998,483
   64,000,000  AMSTEL FUNDING CORPORATION++(p)##                                           0.56        03/15/2010        63,985,067
   93,000,000  AMSTEL FUNDING CORPORATION++(p)##                                           0.56        03/16/2010        92,976,750
   71,000,000  AMSTEL FUNDING CORPORATION++(p)##                                           0.57        03/17/2010        70,981,067
  102,000,000  AMSTEL FUNDING CORPORATION++(p)##                                           0.57        03/18/2010       101,971,100
  197,000,000  AMSTEL FUNDING CORPORATION++(p)##                                           0.79        04/30/2010       196,737,333
   39,000,000  AMSTERDAM FUNDING CORPORATION++(p)##                                        0.15        03/22/2010        38,996,360
   88,000,000  AMSTERDAM FUNDING CORPORATION++(p)##                                        0.16        03/18/2010        87,992,936
   19,000,000  AMSTERDAM FUNDING CORPORATION++(p)##                                        0.17        03/25/2010        18,997,720
   32,000,000  AMSTERDAM FUNDING CORPORATION++(p)##                                        0.18        04/07/2010        31,994,080
   41,000,000  AMSTERDAM FUNDING CORPORATION++(p)##                                        0.19        04/19/2010        40,989,397
   22,000,000  AMSTERDAM FUNDING CORPORATION++(p)##                                        0.20        05/03/2010        21,992,300
  154,000,000  ANGLO IRISH BANK CORPORATION LIMITED++##                                    0.17        03/03/2010       153,997,861
   15,000,000  ANTALIS US FUNDING CORPORATION++(p)##                                       0.14        03/05/2010        14,999,700
   14,000,000  ANTALIS US FUNDING CORPORATION++(p)##                                       0.17        03/08/2010        13,999,483
    7,000,000  ANTALIS US FUNDING CORPORATION++(p)##                                       0.20        04/16/2010         6,998,211
   18,000,000  ANTALIS US FUNDING CORPORATION++(p)##                                       0.20        03/08/2010        17,999,300
   16,900,000  ANTALIS US FUNDING CORPORATION++(p)##                                       0.21        04/13/2010        16,895,761
   11,000,000  ANTALIS US FUNDING CORPORATION++(p)##                                       0.21        04/23/2010        10,996,599
   28,000,000  ANTALIS US FUNDING CORPORATION++(p)##                                       0.22        04/08/2010        27,993,498
   11,000,000  ANTALIS US FUNDING CORPORATION++(p)##                                       0.22        04/12/2010        10,997,177
   30,000,000  ANTALIS US FUNDING CORPORATION++(p)##                                       0.23        04/08/2010        29,992,527
  280,000,000  ANZ NATIONAL (INTERNATIONAL) LIMITED+/-++                                   0.32        01/11/2011       280,000,000
  110,000,000  ANZ NATIONAL (INTERNATIONAL) LIMITED+/-++                                   0.38        10/20/2010       110,000,000
   17,000,000  ARABELLA FINANCE LLC++(p)##                                                 0.47        03/18/2010        16,995,986
  105,000,000  ASB FINANCE LIMITED (LONDON)+/-++                                           0.33        01/12/2011       104,995,428
  118,000,000  ASB FINANCE LIMITED (LONDON)+/-++                                           0.33        01/10/2011       118,000,000
   89,000,000  ASB FINANCE LIMITED (LONDON)+/-++                                           0.36        12/08/2010        89,007,151
   88,000,000  ASB FINANCE LIMITED (LONDON)+/-++                                           0.36        12/13/2010        88,007,027
   40,000,000  ASB FINANCE LIMITED (LONDON)+/-++                                           0.78        06/16/2010        40,000,000
   63,000,000  ASB FINANCE LIMITED (LONDON)+/-++                                           0.80        07/09/2010        63,000,000
   40,000,000  ASB FINANCE LIMITED (LONDON)++##                                            0.47        03/08/2010        39,995,800
   34,517,000  ASPEN FUNDING CORPORATION++(p)##                                            0.17        03/17/2010        34,514,239
   18,000,000  ASPEN FUNDING CORPORATION++(p)##                                            0.20        04/28/2010        17,994,200
   23,000,000  ATLANTIC ASSET SECURITIZATION CORPORATION++(p)##                            0.15        03/10/2010        22,999,023
   21,000,000  ATLANTIC ASSET SECURITIZATION CORPORATION++(p)##                            0.15        03/11/2010        20,999,008
   48,000,000  ATLANTIC ASSET SECURITIZATION CORPORATION++(p)##                            0.18        03/18/2010        47,995,693
   40,303,000  ATLANTIC ASSET SECURITIZATION CORPORATION++(p)##                            0.19        04/09/2010        40,294,704
   21,000,000  ATLANTIC ASSET SECURITIZATION CORPORATION++(p)##                            0.19        04/14/2010        20,995,123
   48,000,000  ATLANTIC ASSET SECURITIZATION CORPORATION++(p)##                            0.20        04/08/2010        47,989,867
  268,750,000  ATLANTIS ONE FUNDING CORPORATION++(p)##                                     0.23        03/11/2010       268,732,830
   26,750,000  ATLANTIS ONE FUNDING CORPORATION++(p)##                                     0.20        03/08/2010        26,748,804
   48,000,000  ATLANTIS ONE FUNDING CORPORATION++(p)##                                     0.20        03/09/2010        47,997,547
   61,000,000  AUTOBAHN FUNDING COMPANY LLC++(p)##                                         0.00        03/01/2010        61,000,000
   10,000,000  AUTOBAHN FUNDING COMPANY LLC++(p)##                                         0.14        03/02/2010         9,999,925
    6,000,000  AUTOBAHN FUNDING COMPANY LLC++(p)##                                         0.24        03/30/2010         5,998,792
    7,000,000  AUTOBAHN FUNDING COMPANY LLC++(p)##                                         0.26        04/05/2010         6,998,163
    6,804,151  BANK OF AMERICA NA##                                                        0.25        03/02/2010         6,804,057
   24,066,032  BANK OF AMERICA NA##                                                        0.18        03/10/2010        24,064,829
  153,000,000  BANK OF NOVA SCOTIA##                                                       0.18        04/14/2010       152,966,340
  124,750,000  BARCLAYS US FUNDING LLC##                                                   0.00        03/01/2010       124,750,000
   19,000,000  BARTON CAPITAL CORPORATION++(p)##                                           0.17        04/06/2010        18,996,770
   19,000,000  BARTON CAPITAL CORPORATION++(p)##                                           0.19        04/16/2010        18,995,387
    5,000,000  BEETHOVEN FUNDING CORPORATION++(p)##                                        0.15        03/02/2010         4,999,958
   17,000,000  BEETHOVEN FUNDING CORPORATION++(p)##                                        0.20        03/03/2010        16,999,717

                   60 Wells Fargo Advantage Money Market Funds


                                     Portfolio of Investments--February 28, 2010

HERITAGE MONEY MARKET FUND

  PRINCIPAL    SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
-------------  ---------------------------------------------------------------------  -------------  -------------  ---------------
COMMERCIAL PAPER (continued)
  $ 6,000,000  BEETHOVEN FUNDING CORPORATION++(p)##                                        0.23%       03/04/2010   $     5,999,850
   38,000,000  BEETHOVEN FUNDING CORPORATION++(p)##                                        0.24        03/05/2010        37,998,733
   34,000,000  BELMONT FUNDING LLC++(p)##                                                  0.23        03/03/2010        33,999,339
  107,000,000  BGL BNP PARIBAS SA##                                                        0.23        04/14/2010       106,969,921
   11,000,000  BGL BNP PARIBAS SA##                                                        0.23        04/21/2010        10,996,416
   95,000,000  BNZ INTERNATIONAL FUNDING++##                                               0.20        03/04/2010        94,997,942
   46,000,000  BNZ INTERNATIONAL FUNDING++##                                               0.29        04/09/2010        45,985,050
  234,000,000  BPCE SA++##                                                                 0.24        03/30/2010       233,952,875
   72,000,000  BPCE SA++##                                                                 0.24        04/06/2010        71,982,000
   30,000,000  BPCE SA++##                                                                 0.24        05/13/2010        29,985,096
    8,000,000  CAFCO LLC++(p)##                                                            0.17        03/22/2010         7,999,160
   76,000,000  CAFCO LLC++(p)##                                                            0.20        05/03/2010        75,973,400
   38,750,000  CAFCO LLC++(p)##                                                            0.20        05/05/2010        38,736,007
   10,000,000  CANCARA ASSET SECURITISATION LLC++(p)##                                     0.18        03/08/2010         9,999,611
   63,000,000  CANCARA ASSET SECURITISATION LLC++(p)##                                     0.18        03/11/2010        62,996,500
   16,000,000  CANCARA ASSET SECURITISATION LLC++(p)##                                     0.19        03/15/2010        15,998,756
   13,750,000  CANCARA ASSET SECURITISATION LLC++(p)##                                     0.19        03/22/2010        13,748,396
   21,000,000  CANCARA ASSET SECURITISATION LLC++(p)##                                     0.19        03/23/2010        20,997,433
   18,000,000  CANCARA ASSET SECURITISATION LLC++(p)##                                     0.21        04/07/2010        17,995,930
   19,000,000  CANCARA ASSET SECURITISATION LLC++(p)##                                     0.22        03/19/2010        18,997,815
   96,000,000  CANCARA ASSET SECURITISATION LLC++(p)##                                     0.22        03/30/2010        95,982,213
    6,000,000  CANCARA ASSET SECURITISATION LLC++(p)##                                     0.22        05/11/2010         5,997,397
   63,000,000  CANCARA ASSET SECURITISATION LLC++(p)##                                     0.22        05/12/2010        62,972,280
  100,000,000  CANCARA ASSET SECURITISATION LLC++(p)##                                     0.22        05/17/2010        99,952,944
    4,000,000  CANCARA ASSET SECURITISATION LLC++(p)##                                     0.22        05/18/2010         3,998,093
   25,000,000  CANCARA ASSET SECURITISATION LLC++(p)##                                     0.22        05/20/2010        24,987,778
   33,000,000  CANCARA ASSET SECURITISATION LLC++(p)##                                     0.23        04/05/2010        32,992,300
   71,500,000  CANCARA ASSET SECURITISATION LLC++(p)##                                     0.23        04/19/2010        71,477,617
   37,000,000  CANCARA ASSET SECURITISATION LLC++(p)##                                     0.26        03/12/2010        36,996,834
   56,000,000  CANCARA ASSET SECURITIZATION LLC++(p)##                                     0.23        03/10/2010        55,996,360
   45,000,000  CHARTA LLC++(p)##                                                           0.19        04/07/2010        44,990,750
   32,000,000  CHARTA LLC++(p)##                                                           0.19        04/19/2010        31,991,724
   28,000,000  CHARTA LLC++(p)##                                                           0.20        04/12/2010        27,993,467
   39,000,000  CHARTA LLC++(p)##                                                           0.20        04/13/2010        38,990,683
   76,750,000  CHARTA LLC++(p)##                                                           0.20        05/03/2010        76,723,138
   25,000,000  CHARTA LLC++(p)##                                                           0.20        05/06/2010        24,990,833
   63,000,000  CHARTA LLC++(p)##                                                           0.20        05/12/2010        62,974,800
   90,500,000  CHARTA LLC++(p)##                                                           0.21        03/17/2010        90,491,151
   20,000,000  CHARTA LLC++(p)##                                                           0.20        03/09/2010        19,998,933
   45,000,000  CIESCO LLC++(p)##                                                           0.19        04/05/2010        44,991,250
   45,000,000  CIESCO LLC++(p)##                                                           0.19        04/13/2010        44,989,788
   38,400,000  CIESCO LLC++(p)##                                                           0.20        05/03/2010        38,386,560
   35,700,000  CIESCO LLC++(p)##                                                           0.20        05/04/2010        35,687,307
   38,750,000  CIESCO LLC++(p)##                                                           0.20        05/05/2010        38,736,007
  229,000,000  CITIBANK CREDIT CARD ISSUANCE TRUST++(p)##                                  0.16        03/05/2010       228,994,927
  168,274,000  CITIBANK CREDIT CARD ISSUANCE TRUST++(p)##                                  0.18        03/08/2010       168,267,251
   16,000,000  CITIBANK CREDIT CARD ISSUANCE TRUST++(p)##                                  0.20        04/05/2010        15,996,733
   44,000,000  CITIBANK CREDIT CARD ISSUANCE TRUST++(p)##                                  0.00        03/01/2010        44,000,000
   20,000,000  CITIBANK CREDIT CARD ISSUANCE TRUST++(p)##                                  0.12        03/02/2010        19,999,861
   99,000,000  CITIBANK CREDIT CARD ISSUANCE TRUST++(p)##                                  0.16        03/04/2010        98,997,938
  110,000,000  CLIPPER RECEIVABLES COMPANY LLC++(p)##                                      0.22        04/23/2010       109,964,372
   36,500,000  CLIPPER RECEIVABLES COMPANY LLC++(p)##                                      0.24        03/25/2010        36,494,160
   66,000,000  COMMONWEALTH BANK OF AUSTRALIA++##                                          0.20        05/10/2010        65,974,333
   28,000,000  CONCORD MINUTEMEN CAPITAL COMPANY++(p)##                                    0.00        03/01/2010        28,000,000
   75,000,000  CONCORD MINUTEMEN CAPITAL COMPANY++(p)##                                    0.44        04/15/2010        74,957,813
   11,000,000  CONCORD MINUTEMEN CAPITAL COMPANY++(p)##                                    0.44        04/21/2010        10,992,988

                   Wells Fargo Advantage Money Market Funds 61


Portfolio of Investments--February 28, 2010

HERITAGE MONEY MARKET FUND

  PRINCIPAL    SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
-------------  ---------------------------------------------------------------------  -------------  -------------  ---------------
COMMERCIAL PAPER (continued)
   38,000,000  CONCORD MINUTEMEN CAPITAL COMPANY++(p)##                                    0.44%       05/05/2010   $    37,969,125
   65,000,000  CONCORD MINUTEMEN CAPITAL COMPANY++(p)##                                    0.33        03/03/2010        64,998,194
   37,000,000  CRC FUNDING LLC++(p)##                                                      0.19        04/14/2010        36,991,408
   11,000,000  CRC FUNDING LLC++(p)##                                                      0.19        04/15/2010        10,997,388
   24,750,000  CRC FUNDING LLC++(p)##                                                      0.19        04/16/2010        24,743,991
    2,000,000  CRC FUNDING LLC++(p)##                                                      0.19        04/27/2010         1,999,398
   43,000,000  CRC FUNDING LLC++(p)##                                                      0.20        04/09/2010        42,990,683
   70,000,000  CRC FUNDING LLC++(p)##                                                      0.20        04/28/2010        69,977,444
   69,000,000  CRC FUNDING LLC++(p)##                                                      0.20        05/03/2010        68,975,850
   54,000,000  CRC FUNDING LLC++(p)##                                                      0.20        04/13/2010        53,987,100
  110,000,000  CROWN POINT CAPITAL COMPANY++(p)##                                          0.44        04/09/2010       109,946,375
   19,000,000  CROWN POINT CAPITAL COMPANY++(p)##                                          0.44        04/13/2010        18,989,788
  116,700,000  CROWN POINT CAPITAL COMPANY++(p)##                                          0.44        04/15/2010       116,634,356
   44,000,000  CROWN POINT CAPITAL COMPANY++(p)##                                          0.44        04/21/2010        43,971,950
   10,000,000  CROWN POINT CAPITAL COMPANY++(p)##                                          0.44        04/27/2010         9,992,875
   12,000,000  CROWN POINT CAPITAL COMPANY++(p)##                                          0.44        05/05/2010        11,990,250
  155,000,000  CROWN POINT CAPITAL COMPANY++(p)##                                          0.44        05/06/2010       154,872,125
    5,000,000  CROWN POINT CAPITAL COMPANY++(p)##                                          0.45        05/19/2010         4,995,063
   13,000,000  CROWN POINT CAPITAL COMPANY++(p)##                                          0.45        05/21/2010        12,986,838
   94,000,000  DANSKE CORPORATION++##                                                      0.19        03/29/2010        93,985,378
   39,000,000  DANSKE CORPORATION++##                                                      0.19        04/07/2010        38,991,983
   69,000,000  DEXIA DELAWARE##                                                            0.14        03/02/2010        68,999,463
  151,000,000  DEXIA DELAWARE##                                                            0.17        03/04/2010       150,997,232
   90,000,000  DEXIA DELAWARE##                                                            0.25        03/10/2010        89,993,700
   86,000,000  DEXIA DELAWARE##                                                            0.26        03/12/2010        85,992,511
   47,000,000  DNB NOR BANK ASA++##                                                        0.27        05/25/2010        46,970,038
   67,000,000  DNB NOR BANK ASA++##                                                        0.27        05/28/2010        66,955,780
   74,000,000  EBBETS FUNDING LLC++(p)##                                                   0.48        03/23/2010        73,977,389
   35,000,000  EBBETS FUNDING LLC++(p)##                                                   0.48        03/25/2010        34,988,333
   33,000,000  EBBETS FUNDING LLC++(p)##                                                   0.48        03/26/2010        32,988,542
   22,000,000  ELYSIAN FUNDING LLC++(p)##                                                  0.36        03/05/2010        21,998,900
   31,000,000  ELYSIAN FUNDING LLC++(p)##                                                  0.40        03/09/2010        30,996,900
   16,000,000  ELYSIAN FUNDING LLC++(p)##                                                  0.43        03/19/2010        15,996,400
   20,000,000  ENI COORDINATION CENTER SA++##                                              0.12        03/03/2010        19,999,800
   19,628,000  ENTERPRISE FUNDING LLC++(p)##                                               0.17        03/18/2010        19,626,332
   17,020,000  ENTERPRISE FUNDING LLC++(p)##                                               0.19        04/21/2010        17,015,419
  119,137,000  ENTERPRISE FUNDING LLC++(p)##                                               0.21        03/25/2010       119,119,527
   24,036,000  ENTERPRISE FUNDING LLC++(p)##                                               0.22        04/12/2010        24,029,831
   18,500,000  ERASMUS CAPITAL CORPORATION++(p)##                                          0.00        03/01/2010        18,500,000
   19,000,000  ERASMUS CAPITAL CORPORATION++(p)##                                          0.14        03/04/2010        18,999,699
   32,000,000  ERASMUS CAPITAL CORPORATION++(p)##                                          0.15        03/05/2010        31,999,324
   23,000,000  ERASMUS CAPITAL CORPORATION++(p)##                                          0.17        03/10/2010        22,998,908
   10,000,000  ERASMUS CAPITAL CORPORATION++(p)##                                          0.21        03/25/2010         9,998,533
   48,000,000  ERASMUS CAPITAL CORPORATION++(p)##                                          0.22        04/09/2010        47,988,040
   42,000,000  FAIRWAY FINANCE CORPORATION++(p)##                                          0.15        03/11/2010        41,998,017
   23,000,000  FAIRWAY FINANCE CORPORATION++(p)##                                          0.19        04/05/2010        22,995,528
   31,000,000  GDF SUEZ++##                                                                0.17        03/19/2010        30,997,210
   43,000,000  GDF SUEZ++##                                                                0.17        03/22/2010        42,995,485
   24,000,000  GDF SUEZ++##                                                                0.17        03/23/2010        23,997,360
   22,000,000  GEMINI SECURITIZATION CORPORATION LLC++(p)##                                0.18        04/19/2010        21,994,447
   10,000,000  GEMINI SECURITIZATION CORPORATION LLC++(p)##                                0.18        04/26/2010         9,997,200
   74,000,000  GEMINI SECURITIZATION CORPORATION LLC++(p)##                                0.19        04/29/2010        73,976,351
   15,000,000  GOTHAM FUNDING CORPORATION++(p)##                                           0.11        03/03/2010        14,999,858
   34,000,000  GOTHAM FUNDING CORPORATION++(p)##                                           0.17        03/23/2010        33,996,260
   76,000,000  GOTHAM FUNDING CORPORATION++(p)##                                           0.17        03/24/2010        75,991,260
   50,000,000  GOVCO LLC++(p)##                                                            0.17        03/04/2010        49,999,083

                  62 Wells Fargo Advantage Money Market Funds


                                     Portfolio of Investments--February 28, 2010

HERITAGE MONEY MARKET FUND

  PRINCIPAL    SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
-------------  ---------------------------------------------------------------------  -------------  -------------  ---------------
COMMERCIAL PAPER (continued)
$  27,000,000  GOVCO LLC++(p)##                                                            0.19%       04/12/2010   $    26,994,015
    4,400,000  GOVCO LLC++(p)##                                                            0.20        04/15/2010         4,398,900
    8,000,000  GOVCO LLC++(p)##                                                            0.20        04/21/2010         7,997,733
   10,000,000  GOVCO LLC++(p)##                                                            0.20        04/26/2010         9,996,889
   19,000,000  GOVCO LLC++(p)##                                                            0.20        04/27/2010        18,993,983
   25,000,000  GOVCO LLC++(p)##                                                            0.20        04/28/2010        24,991,944
   74,000,000  GOVCO LLC++(p)##                                                            0.20        05/11/2010        73,970,811
   56,000,000  GOVCO LLC++(p)##                                                            0.22        03/24/2010        55,991,771
   35,000,000  GOVCO LLC++(p)##                                                            0.24        03/16/2010        34,996,500
   90,650,000  GOVCO LLC++(p)##                                                            0.00        03/01/2010        90,650,000
   66,000,000  GRAMPIAN FUNDING++(p)##                                                     0.21        03/19/2010        65,992,740
   14,750,000  GRAMPIAN FUNDING++(p)##                                                     0.24        03/22/2010        14,747,849
   45,000,000  GRAMPIAN FUNDING++(p)##                                                     0.26        04/23/2010        44,982,775
   10,000,000  GRAMPIAN FUNDING++(p)##                                                     0.26        05/04/2010         9,995,378
   16,000,000  GRAMPIAN FUNDING++(p)##                                                     0.26        05/07/2010        15,992,258
   46,000,000  GRAMPIAN FUNDING++(p)##                                                     0.26        05/20/2010        45,973,422
   46,000,000  GRAMPIAN FUNDING++(p)##                                                     0.26        05/21/2010        45,973,090
   75,000,000  GRAMPIAN FUNDING++(p)##                                                     0.28        04/15/2010        74,972,813
   20,000,000  GRAMPIAN FUNDING++(p)##                                                     0.29        04/01/2010        19,994,833
   91,000,000  GRAMPIAN FUNDING++(p)##                                                     0.30        04/08/2010        90,970,539
   18,000,000  GRAMPIAN FUNDING++(p)##                                                     0.31        03/17/2010        17,997,520
    5,000,000  GRAMPIAN FUNDING++(p)##                                                     0.23        03/04/2010         4,999,871
   34,750,000  GROUPE BPCE++##                                                             0.00        03/01/2010        34,750,000
   51,000,000  ICICI BANK LIMITED (BAHRAIN)##                                              0.23        03/15/2010        50,995,042
   25,000,000  ICICI BANK LIMITED (BAHRAIN)##                                              0.50        07/15/2010        24,952,778
   25,000,000  ICICI BANK LIMITED (BAHRAIN)##                                              0.50        07/15/2010        24,952,778
   56,000,000  ICICI BANK LIMITED (BAHRAIN)##                                              0.50        08/05/2010        55,877,889
   34,000,000  ICICI BANK LIMITED (BAHRAIN)##                                              0.55        06/24/2010        33,940,264
   15,900,000  ICICI BANK LIMITED (BAHRAIN)##                                              0.71        03/09/2010        15,897,173
   95,000,000  ING USA FUNDING LLC##                                                       0.16        03/12/2010        94,995,065
   33,000,000  ING USA FUNDING LLC##                                                       0.16        03/16/2010        32,997,663
   29,000,000  ING USA FUNDING LLC##                                                       0.24        03/19/2010        28,996,375
   85,000,000  INTESA FUNDING LLC##                                                        0.15        03/11/2010        84,996,222
   17,000,000  KITTY HAWK FUNDING CORPORATION++(p)##                                       0.19        05/05/2010        16,994,168
   48,000,000  KITTY HAWK FUNDING CORPORATION++(p)##                                       0.21        05/24/2010        47,976,480
  155,700,000  KITTY HAWK FUNDING CORPORATION++(p)##                                       0.24        03/19/2010       155,680,537
   66,300,000  LEGACY CAPITAL LLC++(p)##                                                   0.44        04/13/2010        66,264,364
  192,000,000  LEXINGTON PARKER CAPITAL++(p)##                                             0.44        04/16/2010       191,889,600
   16,000,000  LEXINGTON PARKER CAPITAL++(p)##                                             0.44        04/21/2010        15,989,800
   26,000,000  LEXINGTON PARKER CAPITAL++(p)##                                             0.44        05/05/2010        25,978,875
   39,000,000  LEXINGTON PARKER CAPITAL++(p)##                                             0.44        05/07/2010        38,967,338
   21,000,000  LEXINGTON PARKER CAPITAL++(p)##                                             0.50        03/19/2010        20,994,750
   60,000,000  LEXINGTON PARKER CAPITAL++(p)##                                             0.40        03/05/2010        59,996,667
   54,000,000  LIBERTY STREET FUNDING LLC++(p)##                                           0.00        03/01/2010        54,000,000
   28,000,000  LIBERTY STREET FUNDING LLC++(p)##                                           0.19        04/12/2010        27,993,793
   36,000,000  LIBERTY STREET FUNDING LLC++(p)##                                           0.19        05/04/2010        35,987,840
   47,000,000  LMA AMERICAS LLC++(p)##                                                     0.14        03/05/2010        46,999,112
   44,000,000  LMA AMERICAS LLC++(p)##                                                     0.17        03/22/2010        43,995,380
   25,000,000  LMA AMERICAS LLC++(p)##                                                     0.17        03/23/2010        24,997,250
   48,000,000  LMA AMERICAS LLC++(p)##                                                     0.19        04/14/2010        47,988,853
   26,300,000  LMA AMERICAS LLC++(p)##                                                     0.20        03/15/2010        26,297,852
   27,000,000  LOS ANGELES CA DEPARTMENT OF AIRPORTS##                                     0.25        05/03/2010        26,988,188
    3,250,000  LOUIS DREYFUS CORPORATION##                                                 0.00        03/01/2010         3,250,000
   29,000,000  LOUIS DREYFUS CORPORATION##                                                 0.00        03/01/2010        29,000,000
    4,000,000  LOUIS DREYFUS CORPORATION##                                                 0.00        03/01/2010         4,000,000
   12,000,000  LOUIS DREYFUS CORPORATION##                                                 0.28        03/19/2010        11,998,200

                   Wells Fargo Advantage Money Market Funds 63


Portfolio of Investments--February 28, 2010

HERITAGE MONEY MARKET FUND

  PRINCIPAL    SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
-------------  ---------------------------------------------------------------------  -------------  -------------  ---------------
COMMERCIAL PAPER (continued)
  $ 8,000,000  LOUIS DREYFUS CORPORATION##                                                 0.28%       03/19/2010   $     7,998,800
    7,000,000  LOUIS DREYFUS CORPORATION##                                                 0.31        04/09/2010         6,997,573
    8,000,000  LOUIS DREYFUS CORPORATION##                                                 0.31        04/16/2010         7,996,729
   25,000,000  LOUIS DREYFUS CORPORATION##                                                 0.31        04/16/2010        24,989,778
   12,000,000  MARKET STREET FUNDING LLC++(p)##                                            0.15        03/05/2010        11,999,747
   17,000,000  MARKET STREET FUNDING LLC++(p)##                                            0.19        03/18/2010        16,998,475
   76,094,000  MATCHPOINT MASTER TRUST++(p)##                                              0.19        04/06/2010        76,078,781
   26,000,000  MONT BLANC CAPITAL CORPORATION++(p)##                                       0.15        03/09/2010        25,999,018
   18,000,000  MONT BLANC CAPITAL CORPORATION++(p)##                                       0.17        03/25/2010        17,997,840
   38,900,000  MONT BLANC CAPITAL CORPORATION++(p)##                                       0.18        03/12/2010        38,897,622
    6,000,000  MONT BLANC CAPITAL CORPORATION++(p)##                                       0.18        03/16/2010         5,999,525
   31,000,000  MONT BLANC CAPITAL CORPORATION++(p)##                                       0.20        05/12/2010        30,987,600
   20,000,000  NATIONAL BANK OF CANADA##                                                   0.20        05/12/2010        19,992,000
   38,500,000  NATIONWIDE BUILDING SOCIETY++##                                             0.20        04/15/2010        38,490,375
  120,000,000  NATIONWIDE BUILDING SOCIETY++##                                             0.20        04/16/2010       119,969,333
  111,000,000  NATIONWIDE BUILDING SOCIETY++##                                             0.43        05/27/2010       110,884,653
  189,000,000  NATIONWIDE BUILDING SOCIETY++##                                             0.48        03/22/2010       188,943,300
   25,000,000  NATIONWIDE BUILDING SOCIETY++##                                             0.39        04/05/2010        24,990,278
   17,600,000  NATIONWIDE BUILDING SOCIETY++##                                             0.50        05/06/2010        17,583,544
   95,000,000  NATIXIS US FINANCE COMPANY##                                                0.26        04/13/2010        94,969,930
  158,000,000  NATIXIS US FINANCE COMPANY##                                                0.28        05/06/2010       157,918,893
   44,000,000  NATIXIS US FINANCE COMPANY##                                                0.15        03/02/2010        43,999,633
   17,000,000  NEWPORT FUNDING CORPORATION++(p)##                                          0.17        03/23/2010        16,998,130
   35,000,000  NEWPORT FUNDING CORPORATION++(p)##                                          0.18        03/26/2010        34,995,382
    5,000,000  NIEUW AMSTERDAM RECEIVABLES CORPORATION++(p)##                              0.16        03/05/2010         4,999,889
   51,000,000  NIEUW AMSTERDAM RECEIVABLES CORPORATION++(p)##                              0.19        03/18/2010        50,995,183
   15,000,000  NIEUW AMSTERDAM RECEIVABLES CORPORATION++(p)##                              0.20        04/14/2010        14,996,333
   50,000,000  NIEUW AMSTERDAM RECEIVABLES CORPORATION++(p)##                              0.21        04/15/2010        49,986,875
   61,600,000  NORDEA NORTH AMERICA INCORPORATED##                                         0.16        03/17/2010        61,595,346
   19,000,000  OAKLAND-ALAMEDA COUNTY+/-                                                   0.20        03/02/2010        19,000,000
   94,000,000  PRUDENTIAL PLC++##                                                          0.23        05/12/2010        93,956,760
   16,000,000  PRUDENTIAL PLC++##                                                          0.30        03/24/2010        15,996,933
   16,000,000  PRUDENTIAL PLC++##                                                          0.00        03/01/2010        16,000,000
    7,020,000  RANGER FUNDING COMPANY LLC++(p)##                                           0.20        05/03/2010         7,017,543
   27,000,000  RANGER FUNDING COMPANY LLC++(p)##                                           0.20        05/13/2010        26,989,050
   40,000,000  RANGER FUNDING COMPANY LLC++(p)##                                           0.22        04/21/2010        39,987,533
   87,084,000  RANGER FUNDING COMPANY LLC++(p)##                                           0.24        03/19/2010        87,073,114
   50,380,000  REGENCY MARKETS #1 LLC++(p)##                                               0.13        03/05/2010        50,379,104
    7,000,000  REGENCY MARKETS #1 LLC++(p)##                                               0.16        03/08/2010         6,999,755
   82,000,000  REGENCY MARKETS #1 LLC++(p)##                                               0.17        03/22/2010        81,991,390
    6,000,000  REGENCY MARKETS #1 LLC++(p)##                                               0.17        03/24/2010         5,999,310
   19,000,000  RHEIN-MAIN SECURITY LIMITED++(p)##                                          0.18        03/05/2010        18,999,536
   58,000,000  RHEIN-MAIN SECURITY LIMITED++(p)##                                          0.18        03/26/2010        57,992,347
   10,000,000  RHEIN-MAIN SECURITY LIMITED++(p)##                                          0.23        03/29/2010         9,998,133
   14,000,000  RHEINGOLD SECURITIZATION++(p)##                                             0.23        04/20/2010        13,995,528
   26,000,000  RHEINGOLD SECURITIZATION++(p)##                                             0.24        03/29/2010        25,995,030
   37,000,000  RHEINGOLD SECURITIZATION++(p)##                                             0.24        04/12/2010        36,989,208
    4,000,000  RHEINGOLD SECURITIZATION++(p)##                                             0.27        05/17/2010         3,997,690
   11,000,000  RHEINGOLD SECURITIZATION++##(p)                                             0.29        03/31/2010        10,997,250
  104,500,000  RHEINGOLD SECURITIZATION++##(p)                                             0.31        03/31/2010       104,473,004
    2,000,000  ROMULUS FUNDING CORPORATION++(p)##                                          0.15        03/04/2010         1,999,967
   25,000,000  ROMULUS FUNDING CORPORATION++(p)##                                          0.25        03/05/2010        24,999,139
   16,000,000  ROMULUS FUNDING CORPORATION++(p)##                                          0.25        03/15/2010        15,998,320
    5,000,000  ROMULUS FUNDING CORPORATION++(p)##                                          0.26        03/25/2010         4,999,100
   12,000,000  ROMULUS FUNDING CORPORATION++(p)##                                          0.29        03/09/2010        11,999,120

                  64 Wells Fargo Advantage Money Market Funds


                                     Portfolio of Investments--February 28, 2010

HERITAGE MONEY MARKET FUND

  PRINCIPAL    SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
-------------  ---------------------------------------------------------------------  -------------  -------------  ---------------
COMMERCIAL PAPER (continued)
$  12,000,000  ROMULUS FUNDING CORPORATION++(p)##                                          0.29%       03/26/2010   $    11,997,500
   19,000,000  ROMULUS FUNDING CORPORATION++(p)##                                          0.29        03/30/2010        18,995,408
   61,000,000  ROYAL KPN NV(p)+/-                                                          0.19        04/06/2010        60,988,410
   31,000,000  ROYAL KPN NV++(p)+/-                                                        0.20        04/14/2010        30,992,422
   73,000,000  ROYAL KPN NV++(p)+/-                                                        0.21        03/23/2010        72,990,632
   53,000,000  ROYAL KPN NV(p)+/-                                                          0.22        05/11/2010        52,977,004
  172,750,000  ROYAL PARK INVESTMENT FUNDING CORPORATION++(p)+/-                           0.21        03/25/2010       172,725,815
   17,000,000  SALISBURY RECEIVABLES COMPANY LLC++(p)##                                    0.16        03/16/2010        16,998,796
   19,000,000  SALISBURY RECEIVABLES COMPANY LLC++(p)##                                    0.17        03/18/2010        18,998,385
   51,700,000  SALISBURY RECEIVABLES COMPANY LLC++(p)##                                    0.18        04/13/2010        51,688,885
   10,000,000  SALISBURY RECEIVABLES COMPANY LLC++(p)##                                    0.20        05/03/2010         9,996,500
   23,091,000  SAN JOSE CITY CA INTERNATIONAL AIRPORT+/-                                   0.28        03/11/2010        23,091,000
   20,860,000  SAN JOSE CITY CA INTERNATIONAL AIRPORT+/-                                   0.28        03/11/2010        20,860,000
   80,000,000  SANTANDER CENTRAL HISPANO FINANCE (DELAWARE) INCORPORATED##                 0.60        06/15/2010        79,858,667
   34,000,000  SCALDIS CAPITAL LLC++(p)##                                                  0.16        03/08/2010        33,998,810
   27,000,000  SCALDIS CAPITAL LLC++(p)##                                                  0.21        03/23/2010        26,996,370
   43,000,000  SCALDIS CAPITAL LLC++(p)##                                                  0.22        04/09/2010        42,989,286
   27,000,000  SCALDIS CAPITAL LLC++(p)##                                                  0.22        04/12/2010        26,992,755
   51,250,000  SCALDIS CAPITAL LLC++(p)##                                                  0.22        04/13/2010        51,236,533
   38,000,000  SCALDIS CAPITAL LLC++(p)##                                                  0.22        04/15/2010        37,989,550
   37,000,000  SCALDIS CAPITAL LLC++(p)##                                                  0.22        04/19/2010        36,988,921
   11,000,000  SCALDIS CAPITAL LLC++(p)##                                                  0.22        04/22/2010        10,996,504
   26,000,000  SCALDIS CAPITAL LLC++(p)##                                                  0.22        04/28/2010        25,990,784
   22,000,000  SCALDIS CAPITAL LLC++(p)##                                                  0.22        04/29/2010        21,992,068
  109,000,000  SCALDIS CAPITAL LLC++(p)##                                                  0.22        05/05/2010       108,956,702
   33,000,000  SCALDIS CAPITAL LLC++(p)##                                                  0.23        04/27/2010        32,987,983
   65,000,000  SCALDIS CAPITAL LLC++(p)##                                                  0.23        05/11/2010        64,970,515
   59,000,000  SCALDIS CAPITAL LLC++(p)##                                                  0.23        05/12/2010        58,972,860
    8,000,000  SHEFFIELD RECEIVABLES CORPORATION++(p)##                                    0.18        04/08/2010         7,998,480
   37,000,000  SHEFFIELD RECEIVABLES CORPORATION++(p)##                                    0.19        04/13/2010        36,991,603
    5,000,000  SHEFFIELD RECEIVABLES CORPORATION++(p)##                                    0.19        04/19/2010         4,998,707
   32,000,000  SHEFFIELD RECEIVABLES CORPORATION++(p)##                                    0.19        04/23/2010        31,991,049
   35,400,000  SHEFFIELD RECEIVABLES CORPORATION++(p)##                                    0.19        04/28/2010        35,389,164
   30,000,000  SHEFFIELD RECEIVABLES CORPORATION++(p)##                                    0.19        04/29/2010        29,990,658
   38,000,000  SHEFFIELD RECEIVABLES CORPORATION++(p)##                                    0.20        05/06/2010        37,986,066
   23,000,000  SHEFFIELD RECEIVABLES CORPORATION++(p)##                                    0.21        06/03/2010        22,987,388
  153,000,000  SOCIETE DE PRISE PARTICIPATION DE L'ETAT++##                                0.19        05/11/2010       152,942,668
    7,000,000  SOCIETE DE PRISE PARTICIPATION DE L'ETAT++##                                0.20        05/18/2010         6,996,891
  129,000,000  SOCIETE DE PRISE PARTICIPATION DE L'ETAT++##                                0.21        06/18/2010       128,917,978
    9,000,000  SOCIETE FINANCEMENT DE L'ECONOMIE FRANCAISE##                               0.13        03/04/2010         8,999,873
  121,000,000  SOCIETE FINANCEMENT DE L'ECONOMIE FRANCAISE##                               0.23        04/07/2010       120,970,153
  164,000,000  SOCIETE FINANCEMENT DE L'ECONOMIE FRANCAISE##                               0.25        04/07/2010       163,958,704
   51,000,000  SOLITAIRE FUNDING LLC++(p)##                                                0.20        03/25/2010        50,992,860
  104,000,000  SOLITAIRE FUNDING LLC++(p)##                                                0.20        03/26/2010       103,984,833
   78,000,000  SOLITAIRE FUNDING LLC++(p)##                                                0.23        04/06/2010        77,981,280
   24,000,000  SOLITAIRE FUNDING LLC++(p)##                                                0.23        04/08/2010        23,993,920
  103,000,000  SOLITAIRE FUNDING LLC++(p)##                                                0.23        04/20/2010       102,967,097
   29,500,000  SOLITAIRE FUNDING LLC++(p)##                                                0.24        04/22/2010        29,489,774
    9,000,000  SOLITAIRE FUNDING LLC++(p)##                                                0.25        05/20/2010         8,995,000
   27,000,000  SOLITAIRE FUNDING LLC++(p)##                                                0.31        03/19/2010        26,995,545
   21,000,000  STARBIRD FUNDING CORPORATION++(p)##                                         0.20        04/09/2010        20,995,450
   34,000,000  SUMITOMO TRUST & BANKING COMPANY##                                          0.13        03/03/2010        33,999,622
   11,000,000  SURREY FUNDING CORPORATION++(p)##                                           0.19        04/12/2010        10,997,562
   31,000,000  SURREY FUNDING CORPORATION++(p)##                                           0.19        04/13/2010        30,992,965
   20,000,000  SURREY FUNDING CORPORATION++(p)##                                           0.20        04/21/2010        19,994,333
   43,000,000  SURREY FUNDING CORPORATION++(p)##                                           0.20        04/26/2010        42,986,622

                  Wells Fargo Advantage Money Market Funds 65


Portfolio of Investments--February 28, 2010

HERITAGE MONEY MARKET FUND

  PRINCIPAL    SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
-------------  ---------------------------------------------------------------------  -------------  -------------  ---------------
COMMERCIAL PAPER (continued)
$  18,000,000  SURREY FUNDING CORPORATION++(p)##                                           0.20%       05/05/2010   $    17,993,500
  112,000,000  SVENSKA HANDELSBANKEN INCORPORATED##                                        0.20        04/08/2010       111,976,947
    6,000,000  TASMAN FUNDING INCORPORATED++(p)##                                          0.20        03/26/2010         5,999,125
   10,000,000  TASMAN FUNDING INCORPORATED++(p)##                                          0.23        03/12/2010         9,999,236
   76,000,000  TASMAN FUNDING INCORPORATED++(p)##                                          0.24        04/14/2010        75,977,633
   13,000,000  TASMAN FUNDING INCORPORATED++(p)##                                          0.25        04/12/2010        12,996,057
   20,000,000  THAMES ASSET GLOBAL SECURITIZATION # 1 INCORPORATED++(p)##                  0.19        04/08/2010        19,995,989
   15,276,000  THAMES ASSET GLOBAL SECURITIZATION # 1 INCORPORATED++(p)##                  0.17        03/22/2010        15,274,396
   27,000,000  THAMES ASSET GLOBAL SECURITIZATION # 1 INCORPORATED++(p)##                  0.19        04/19/2010        26,993,018
    9,000,000  THAMES ASSET GLOBAL SECURITIZATION # 1 INCORPORATED++(p)##                  0.19        04/26/2010         8,997,340
   23,238,000  THAMES ASSET GLOBAL SECURITIZATION # 1 INCORPORATED++(p)##                  0.23        03/12/2010        23,236,367
   18,463,000  THAMES ASSET GLOBAL SECURITIZATION # 1 INCORPORATED++(p)##                  0.23        03/18/2010        18,460,995
   36,873,000  THAMES ASSET GLOBAL SECURITIZATION # 1 INCORPORATED++(p)##                  0.25        06/07/2010        36,847,906
   10,000,000  THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++(p)##                   0.17        03/24/2010         9,998,850
   15,000,000  THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++(p)##                   0.19        04/07/2010        14,996,917
   41,000,000  THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++(p)##                   0.20        04/09/2010        40,991,117
   38,853,000  THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++(p)##                   0.23        03/15/2010        38,849,525
   17,000,000  TICONDEROGA FUNDING LLC++(p)##                                              0.09        03/02/2010        16,999,917
   31,000,000  TICONDEROGA FUNDING LLC++(p)##                                              0.19        04/26/2010        30,990,838
   24,000,000  TOYOTA FINANCIAL SERVICES DE PUERTO RICO INCORPORATED##                     0.20        03/10/2010        23,998,680
   24,000,000  TOYOTA FINANCIAL SERVICES DE PUERTO RICO INCORPORATED##                     0.20        03/11/2010        23,998,533
   37,700,000  TOYOTA MOTOR CREDIT CORPORATION##                                           0.19        04/21/2010        37,689,852
   25,000,000  TOYOTA MOTOR CREDIT CORPORATION##                                           0.19        04/22/2010        24,993,139
   20,000,000  TOYOTA MOTOR CREDIT CORPORATION##                                           0.21        04/26/2010        19,993,467
  103,000,000  TOYOTA MOTOR CREDIT CORPORATION##                                           0.23        05/05/2010       102,957,226
   81,000,000  TOYOTA MOTOR CREDIT CORPORATION##                                           0.24        03/29/2010        80,984,250
   24,000,000  TOYOTA MOTOR CREDIT CORPORATION##                                           0.20        03/12/2010        23,998,387
   20,000,000  TULIP FUNDING CORPORATION++(p)##                                            0.15        03/10/2010        19,999,150
  107,684,000  TULIP FUNDING CORPORATION++(p)##                                            0.19        04/08/2010       107,662,100
   37,000,000  TULIP FUNDING CORPORATION++(p)##                                            0.20        04/09/2010        36,991,983
   87,100,000  UBS FINANCE DELAWARE LLC##                                                  0.26        04/05/2010        87,077,136
   68,000,000  UNICREDIT DELAWARE INCORPORATED++##                                         0.20        03/15/2010        67,994,447
  109,000,000  UNICREDIT DELAWARE INCORPORATED++##                                         0.19        03/03/2010       108,998,244
  130,000,000  UNICREDIT DELAWARE INCORPORATED++##                                         0.29        03/11/2010       129,988,444
  118,000,000  UNICREDITO ITALIANO BANK IRELAND++##                                        0.29        04/06/2010       117,964,600
    4,000,000  VERSAILLES COMMERCIAL PAPER LLC++(p)##                                      0.18        03/23/2010         3,999,536
   58,000,000  VERSAILLES COMMERCIAL PAPER LLC++(p)##                                      0.35        03/12/2010        57,993,797
   60,000,000  VERSAILLES COMMERCIAL PAPER LLC++(p)##                                      0.35        03/24/2010        59,986,200
   26,000,000  VERSAILLES COMMERCIAL PAPER LLC++(p)##                                      0.35        03/19/2010        25,995,450
   28,000,000  VERSAILLES COMMERCIAL PAPER LLC++(p)##                                      0.28        03/05/2010        27,998,911
   85,000,000  VICTORY RECEIVABLES CORPORATION++(p)##                                      0.13        03/04/2010        84,998,796
   26,000,000  VICTORY RECEIVABLES CORPORATION++(p)##                                      0.14        03/08/2010        25,999,191
   36,000,000  VICTORY RECEIVABLES CORPORATION++(p)##                                      0.14        03/09/2010        35,998,720
   77,000,000  WESTPAC SECURITIES NZ LIMITED+/-++                                          0.30        08/20/2010        77,000,000
  125,000,000  WESTPAC SECURITIES NZ LIMITED+/-++                                          0.35        11/05/2010       125,000,000
   24,250,000  WINDMILL FUNDING CORPORATION++(p)##                                         0.09        03/02/2010        24,249,885
    9,000,000  WINDMILL FUNDING CORPORATION++(p)##                                         0.15        03/17/2010         8,999,360
   23,000,000  WINDMILL FUNDING CORPORATION++(p)##                                         0.16        03/18/2010        22,998,154
   38,000,000  WINDMILL FUNDING CORPORATION++(p)##                                         0.18        04/07/2010        37,992,970
   29,000,000  YORKTOWN CAPITAL LLC++(p)##                                                 0.20        05/10/2010        28,988,722
   72,000,000  YORKTOWN CAPITAL LLC++(p)##                                                 0.20        05/17/2010        71,969,200
   11,000,000  YORKTOWN CAPITAL LLC++(p)##                                                 0.22        04/12/2010        10,997,177
   37,000,000  YORKTOWN CAPITAL LLC++(p)##                                                 0.23        04/20/2010        36,988,181
   60,400,000  YORKTOWN CAPITAL LLC++(p)##                                                 0.24        03/19/2010        60,392,450
TOTAL COMMERCIAL PAPER (COST $18,297,959,511)                                                                        18,297,959,511
                                                                                                                    ---------------

                   66 Wells Fargo Advantage Money Market Funds


                                     Portfolio of Investments--February 28, 2010

HERITAGE MONEY MARKET FUND

  PRINCIPAL    SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
-------------  ---------------------------------------------------------------------  -------------  -------------  ---------------
CORPORATE BONDS & NOTES: 2.45%
$  50,000,000  AMERICAN EXPRESS BANK FSB+/-                                                1.08%       12/10/2010   $    50,345,172
   38,000,000  AMERICAN HONDA FINANCE CORPORATION SERIES MTN+/-++                          0.35        04/20/2010        38,006,728
   86,900,000  BANK OF AMERICA NA TEMPORARY LIQUIDITY GUARANTEE PROGRAM+/-                 0.28        09/13/2010        86,963,575
  127,750,000  BBVA US SENIOR SAU+/-++                                                     0.30        03/12/2010       127,751,866
  100,000,000  BERKSHIRE HATHAWAY INCORPORATED+/-                                          0.23        02/10/2011       100,000,000
   42,000,000  CITIBANK NA+/-                                                              0.30        09/30/2010        42,000,000
   15,000,000  CITIGROUP FUNDING INCORPORATED+/-ss                                         0.17        05/05/2011        14,994,645
    6,000,000  CITIGROUP FUNDING INCORPORATED+/-                                           1.30        05/07/2010         6,009,804
   81,000,000  COMMONWEALTH BANK (AUSTRALIA)+/-++                                          0.35        06/24/2010        81,000,000
  135,000,000  COMMONWEALTH BANK (AUSTRALIA)+/-++                                          0.36        06/04/2010       135,000,000
    5,000,000  CREDIT AGRICOLE SA (LONDON)+/-++                                            0.30        05/28/2010         4,998,125
   12,000,000  DANSKE BANK A/S                                                             1.53        04/24/2010        12,022,266
    7,459,000  GENERAL ELECTRIC CAPITAL CORPORATION+/-                                     0.31        05/10/2010         7,456,678
   10,000,000  GENERAL ELECTRIC CAPITAL CORPORATION+/-ss                                   0.34        03/11/2011        10,014,790
   51,035,000  SANTANDER US DEBT SA UNIPERSONAL+/-++                                       0.30        07/23/2010        51,009,552
    5,300,000  SEARIVER MARITIME INCORPORATED(i)+/-ss                                      0.60        10/01/2011         5,300,000
TOTAL CORPORATE BONDS & NOTES (COST $772,873,201)                                                                       772,873,201
                                                                                                                    ---------------
MEDIUM TERM NOTES: 1.79%
   57,210,000  BEAR STEARNS COMPANY+/-                                                     0.37        05/18/2010        57,217,854
   19,500,000  BEAR STEARNS COMPANY+/-                                                     0.39        10/22/2010        19,507,150
   25,920,000  BEAR STEARNS COMPANY+/-                                                     0.65        07/19/2010        25,940,399
   72,000,000  BNP PARIBAS+/-                                                              0.58        03/10/2010        72,006,667
   35,000,000  EKSPORTFINANS ASA+/-                                                        0.30        08/03/2010        35,000,000
   79,500,000  EKSPORTFINANS ASA+/-                                                        0.32        09/22/2010        79,500,000
   30,000,000  EKSPORTFINANS ASA+/-                                                        0.70        06/11/2010        30,000,000
   18,720,000  JPMORGAN CHASE & COMPANY+/-                                                 0.28        06/22/2010        18,717,926
  152,000,000  JPMORGAN CHASE & COMPANY+/-                                                 0.29        05/07/2010       152,018,994
   15,000,000  MERRILL LYNCH & COMPANY INCORPORATED+/-                                     0.35        03/23/2010        14,991,363
   57,000,000  US BANCORP+/-                                                               0.66        06/04/2010        57,068,362
TOTAL MEDIUM TERM NOTES (COST $561,968,715)                                                                             561,968,715
                                                                                                                    ---------------
MUNICIPAL BONDS & NOTES: 6.71%
   15,005,000  ACADEMY OF THE NEW CHURCH (OTHER REVENUE)+/-ss                              0.23        02/01/2025        15,005,000
   17,800,000  BALTIMORE MD PACKAGE SYSTEMS FACILITIES (PARKING FACILITIES REVENUE,
               BANK OF AMERICA NA LOC)+/-ss                                                0.22        07/01/2032        17,800,000
    4,170,000  BIG BEAR LAKE CA SOUTHWEST GAS CORPORATION PROJECT SERIES A
               (IDR, KBC BANK NV LOC)+/-ss                                                 0.21        12/01/2028         4,170,000
   10,000,000  CALCASIEU PARISH LA INCORPORATED INDUSTRIAL DEVELOPMENT BOARD
               ENVIRONMENTAL REVENUE CITGO PETROLEUM CORPORATION (IDR, NATIXIS
               LOC)+/-ss                                                                   0.13        07/01/2026        10,000,000
   40,700,000  CALIFORNIA HFFA (HCFR, BANK OF AMERICA NA LOC)+/-ss                         0.20        07/01/2035        40,700,000
    7,500,000  CALIFORNIA HFA REVENUE HOUSING PROGRAM SERIES A (HOUSING REVENUE,
               FORTIS BANQUE LOC)+/-ss                                                     0.20        08/01/2036         7,500,000
    9,000,000  CALIFORNIA HFFA CATHOLIC HEALTHCARE SERIES L (HCFR, CITIBANK NA
               LOC)+/-ss                                                                   0.18        07/01/2033         9,000,000
    8,750,000  CALIFORNIA STANFORD HOSPITAL SERIES B (HFA REVENUE, FNMA
               INSURED)+/-ss                                                               0.22        08/01/2036         8,750,000
   17,500,000  CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES C 7
               (ELECTRIC, POWER & LIGHT REVENUE, AGM INSURED)+/-ss                         0.25        05/01/2022        17,500,000
   43,700,000  CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES C1
               (POWER REVENUE, DEXIA CREDIT LOCAL DE FRANCE LOC)+/-ss                      0.19        05/01/2022        43,700,000
   20,600,000  CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES C13
               (UTILITIES REVENUE, FIRST SECURITY BANK LOC)+/-ss                           0.21        05/01/2022        20,600,000
   19,970,000  CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES C9
               (ELECTRIC REVENUE, CITIBANK NA LOC)+/-ss                                    0.16        05/01/2022        19,970,000
  102,545,000  CALIFORNIA STATE DWR POWER SUPPLY SUBSERIES F2
               (WATER REVENUE, JPMORGAN CHASE BANK LOC)+/-ss                               0.11        05/01/2020       102,545,000

                   Wells Fargo Advantage Money Market Funds 67


Portfolio of Investments--February 28, 2010

HERITAGE MONEY MARKET FUND

  PRINCIPAL    SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
-------------  ---------------------------------------------------------------------  -------------  -------------  ---------------
MUNICIPAL BONDS & NOTES (continued)
$ 116,630,000  CALIFORNIA STATE DWR POWER SUPPLY SUBSERIES G 6 (WATER REVENUE, AGM
               INSURED)+/-ss                                                               0.16%       05/01/2017   $   116,630,000
   19,150,000  CALIFORNIA STATE SERIES B (OTHER REVENUE, JPMORGAN CHASE BANK
               LOC)+/-ss                                                                   0.15        05/01/2040        19,150,000
   53,180,000  CALIFORNIA STATE SERIES B SUBSERIES B1 (OTHER REVENUE, BANK OF
               AMERICA NA LOC)+/-ss                                                        0.20        05/01/2040        53,180,000
   17,000,000  CALIFORNIA STATE SERIES B5 (OTHER REVENUE, CITIBANK NA LOC)+/-ss            0.16        05/01/2034        17,000,000
   33,700,000  CALIFORNIA STATEWIDE CDA JOHN MUIR HEALTH SERIES A (HOSPITAL REVENUE,
               UBS AG LOC)+/-ss                                                            0.11        08/15/2036        33,700,000
   16,600,000  CARROLL TX INDEPENDENT SCHOOL DISTRICT (PROPERTY TAX REVENUE,
               PERMANENT SCHOOL FUND GUARANTEED)+/-ss                                      0.20        08/15/2032        16,600,000
   49,100,000  CHICAGO IL NEIGHBORHOODS ALIVE (PROPERTY TAX REVENUE, BANK OF AMERICA
               NA LOC)+/-ss                                                                0.17        01/01/2037        49,100,000
   25,000,000  CITY OF WHITING IN ENVIRONMENTAL FACILITIES PRODUCTS NORTH AMERICA
               PROJECT (OTHER REVENUE, BANK OF NEW YORK LOC)+/-ss                          0.13        07/01/2040        25,000,000
   12,500,000  CLEVELAND-CUYAHOGA COUNTY OH PORT AUTHORITY CARNEGIE 89 GARAGE
               PROJECT (OTHER REVENUE, JPMORGAN CHASE BANK LOC)+/-ss                       0.18        01/01/2037        12,500,000
   27,900,000  COLORADO HOUSING & FINANCE AUTHORITY CLASS I SERIES B 1 (SFMR, FNMA
               INSURED)+/-ss                                                               0.26        05/01/2038        27,900,000
    9,817,000  COLORADO HOUSING & FINANCE AUTHORITY CLASS I-B1 (HOUSING REVENUE, GO
               OF AUTHORITY INSURED)+/-ss                                                  0.23        10/01/2038         9,817,000
   29,980,000  COLORADO HOUSING & FINANCE AUTHORITY TAXABLE MULTIFAMILY PROJECT B II
               (HOUSING REVENUE, FNMA INSURED)+/-ss                                        0.22        05/01/2049        29,980,000
   19,000,000  COOK COUNTY IL (OTHER REVENUE, HARRIS TRUST & SAVINGS BANK LOC)+/-ss        0.23        11/01/2030        19,000,000
   24,000,000  COOK COUNTY IL (OTHER REVENUE, NORTHERN TRUST CORPORATION LOC)+/-ss         0.23        11/01/2030        24,000,000
   25,000,000  DELAWARE STATE ECONOMIC DEVELOPMENT AUTHORITY (RESOURCE RECOVERY
               REVENUE)+/-ss                                                               0.17        08/01/2029        25,000,000
   60,000,000  DENVER CO CITY & COUNTY SCHOOL DISTRICT TAXABLE SERIES A (LEASE
               REVENUE, AGM INSURED)+/-ss                                                  0.31        12/15/2037        60,000,000
   33,000,000  DENVER CO CITY & COUNTY SCHOOL DISTRICT TAXABLE SERIES B (LEASE
               REVENUE, AGM INSURED)+/-ss                                                  0.38        12/15/2037        33,000,000
    9,645,000  DISTRICT OF COLUMBIA GEORGETOWN UNIVERSITY SERIES B2 (COLLEGE &
               UNIVERSITY REVENUE, JPMORGAN CHASE BANK LOC)+/-ss                           0.15        04/01/2041         9,645,000
   14,800,000  ESCAMBIA COUNTY FL SOLID WASTE DISPOSAL SYSTEM GULF POWER COMPANY
               PROJECT 2ND SERIES (RESOURCE RECOVERY REVENUE)+/-ss                         0.16        04/01/2039        14,800,000
   34,500,000  GREGG COUNTY TX HEALTH FACILITIES DEVELOPMENT CORPORATION GOOD
               SHEPHERD SERIES C (HCFR, RADIAN INSURED)+/-ss                               0.13        10/01/2029        34,499,986
   44,070,000  HARRIS COUNTY TX HEALTH FACILITIES DEVELOPMENT CORPORATION BAYLOR
               SERIES A2 (COLLEGE AND UNIVERSITY REVENUE, AMBAC INSURED)+/-ss              0.14        11/15/2047        44,070,000
   23,600,000  HARRIS COUNTY TX INDUSTRIAL DEVELOPMENT CORPORATION DEER PARK
               REFINING (RESOURCE RECOVERY REVENUE)+/-ss                                   0.14        03/01/2023        23,600,000
   19,500,000  HOUSTON TX UTILITY SYSTEM FIRST LIEN B2 (WATER & SEWER REVENUE, BANK
               OF AMERICA NA LOC)+/-ss                                                     0.19        05/15/2034        19,500,000
    8,300,000  HOUSTON TX UTILITY SYSTEM FIRST LIEN B3 (WATER & SEWER REVENUE, BANK
               OF AMERICA NA LOC)+/-ss                                                     0.19        05/15/2034         8,300,000
   13,800,000  ILLINOIS FINANCE AUTHORITY RESURRECTION HEALTH SERIES B (HFFA
               REVENUE, JPMORGAN CHASE BANK LOC)+/-ss                                      0.16        05/15/2035        13,800,000
   40,000,000  INDIANAPOLIS MN LOCAL PUBLIC IMPROVEMENT BOND BANK (OTHER REVENUE,
               FSA INSURED)+/-ss                                                           0.20        01/01/2036        40,000,000
  120,700,000  KENTUCKY INCORPORATED PUBLIC ENERGY AUTHORITY SERIES A (OTHER
               REVENUE, SOCIETE GENERALE LOC)+/-ss                                         0.13        08/01/2016       120,700,000
      985,000  KING COUNTY WA HOUSING AUTHORITY SERIES A (HOUSING REVENUE, FHLMC
               INSURED)+/-ss                                                               0.20        07/01/2035           985,000
   13,020,000  LANCASTER COUNTY PA HOSPITAL AUTHORITY HEALTH SYSTEM LANCASTER
               GENERAL HOSPITAL (HOSPITAL REVENUE, BANK OF AMERICA NA LOC)+/-ss            0.20        07/01/2041        13,020,000
   10,000,000  LEE MEMORIAL HEALTH SYSTEM SERIES B (HCFR, BANK OF AMERICA NA
               LOC)+/-ss                                                                   0.16        04/01/2033        10,000,000
   12,000,000  LOMA LINDA CA LOMA LINDA UNIVERSITY SERIES B (HCFR, BANK OF AMERICA
               NA LOC)+/-ss                                                                0.18        12/01/2037        12,000,000
   17,740,000  LOUISIANA PUBLIC FACILITIES AUTHORITY (HOSPITAL REVENUE, JPMORGAN
               CHASE BANK LOC)+/-ss                                                        0.17        07/01/2028        17,740,000
   35,000,000  MASSACHUSETTS WATER RESOURCES AUTHORITY SERIES E (WATER REVENUE, GO
               OF AUTHORITY INSURED)+/-ss                                                  0.19        08/01/2037        35,000,000
   33,200,000  METROPOLITAN WASHINGTON AIRPORTS AUTHORITY SUBSERIES D-2 (AIRPORT
               REVENUE, BANK OF AMERICA NA LOC)+/-ss                                       0.16        10/01/2039        33,200,000
   17,000,000  METROPOLITAN WASHINGTON DC AIRPORTS AUTHORITY SUBSERIES D-1 (AIRPORT
               REVENUE, BANK OF AMERICA NA LOC)+/-ss                                       0.18        10/01/2039        17,000,000
    5,575,000  METROPOLITAN WATER DISTRICT SOUTHERN CA WATERWORKS REVENUE SERIES C
               (WATER REVENUE)+/-ss                                                        0.16        07/01/2027         5,575,000

                   68 Wells Fargo Advantage Money Market Funds


                                     Portfolio of Investments--February 28, 2010

HERITAGE MONEY MARKET FUND

  PRINCIPAL    SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
-------------  ---------------------------------------------------------------------  -------------  -------------  ---------------
MUNICIPAL BONDS & NOTES (continued)
$  13,500,000  MICHIGAN STATE STRATEGIC FUND LIMITED TAXABLE WATERFRONT SERIES A
               (IDR, DEUTSCHE BANK AG LOC)+/-ss                                            0.27%       03/01/2039   $    13,500,000
    4,955,000  MINNESOTA STATE HFA RESIDENTIAL HOUSING SERIES E (HOUSING REVENUE, GO
               OF AUTHORITY)+/-ss                                                          0.23        07/01/2038         4,955,000
    6,300,000  MINNESOTA STATE HFA RESIDENTIAL HOUSING SERIES T (HOUSING REVENUE, GO
               OF AUTHORITY)+/-ss                                                          0.23        07/01/2048         6,300,000
   37,995,000  MISSISSIPPI STATE TAXABLE NISSAN PROJECT B (PROPERTY TAX REVENUE,
               DEXIA CREDIT LOCAL DE FRANCE LOC)+/-ss                                      0.25        11/01/2028        37,995,000
   23,700,000  MOBILE AL INFIRMARY HEALTH SYSTEM SPECIAL CARE FACILITIES SERIES A
               (HFFA REVENUE, BANK OF NOVA SCOTIA LOC)+/-ss                                0.16        02/01/2040        23,700,000
   21,900,000  NEW JERSEY STATE TURNPIKE AUTHORITY SERIES D (TOLLS ROAD REVENUE,
               SOCIETE GENERALE LOC)+/-ss                                                  0.23        01/01/2018        21,900,000
   18,000,000  NEW MEXICO FINANCE AUTHORITY STATE SUBSERIES A2 (OTHER REVENUE, UBS
               AG LOC)+/-ss                                                                0.15        06/15/2024        18,000,000
   16,900,000  NEW MEXICO FINANCE AUTHORITY STATE SUBSERIES B2 (OTHER REVENUE, UBS
               AG LOC)+/-ss                                                                0.19        12/15/2026        16,900,000
   65,000,000  NEW YORK CITY MUNICIPAL WATER FINANCE AUTHORITY SUBSERIES B-1 (WATER
               & SEWER REVENUE, JPMORGAN CHASE BANK LOC)+/-ss                              0.15        06/15/2024        65,000,000
   36,975,000  NEW YORK CITY MUNICIPAL WATER FINANCE VARIOUS SUBORDINATED SERIES B3
               (WATER REVENUE)+/-ss                                                        0.14        06/15/2025        36,975,000
   31,800,000  NEW YORK NY CITY TRANSITIONAL FINANCE AUTHORITY SERIES 3 SUBSERIES 3C
               (SALES TAX REVENUE)+/-ss                                                    0.22        11/01/2022        31,800,000
   65,600,000  NEW YORK NY IDA SERIES B (IDR, BANK OF AMERICA NA LOC)+/-ss                 0.14        11/01/2039        65,600,000
   17,880,000  NEW YORK NY MUNICIPAL WATER FINANCE AUTHORITY SUBSERIES B2 (WATER &
               SEWER REVENUE, LLOYDS TSB BANK PLC LOC)+/-ss                                0.14        06/15/2024        17,880,000
   15,150,000  NEW YORK NY SERIES E SUBSERIES E-2 (PROPERTY TAX REVENUE, BANK OF
               AMERICA NA LOC)+/-ss                                                        0.14        08/01/2034        15,150,000
   34,000,000  NEW YORK NY SUBSERIES J3 (PROPERTY TAX REVENUE, ALLIED IRISH BANK PLC
               LOC)+/-ss                                                                   0.18        08/01/2023        34,000,000
   13,000,000  NEWPORT BEACH CA HOAG MEMORIAL HOSPITAL SERIES D (HCFR, BANK OF
               AMERICA NA LOC)+/-ss                                                        0.15        12/01/2040        13,000,000
   21,000,000  NORTH TEXAS TOLLWAY AUTHORITY (OTHER REVENUE, JPMORGAN CHASE BANK
               LOC)+/-ss                                                                   0.16        01/01/2049        21,000,000
   10,000,000  PENNSYLVANIA HOUSING FINANCE AGENCY SERIES 85C (SFMR, FNMA
               INSURED)+/-ss                                                               0.18        10/01/2035        10,000,000
   25,000,000  PORT ARTHUR TX NAVY DISTRICT ENVIRONMENTAL FACILITIES MOTIVA
               ENTERPRISES B (RESOURCE RECOVERY REVENUE)+/-ss                              0.14        12/01/2039        25,000,000
    5,000,000  PUTNAM COUNTY GA DEVELOPMENT AUTHORITY POLLUTION CONTROL (IDR)+/-ss         0.15        04/01/2032         5,000,000
   10,285,000  RENO NV SALES TAX REVENUE VARIOUS REFUNDING SENIOR LIEN-RENO
               TRANSPORTATION RAIL ACCESS CORRIDOR PROJECT (SALES TAX REVENUE, BANK
               OF NEW YORK LOC)+/-ss                                                       0.14        06/01/2042        10,285,000
   45,625,000  SAN DIEGO COUNTY CA REGIONAL TRANSPORTATION COMMUNITY LIMITED TAX
               SERIES A (SALES TAX REVENUE, JPMORGAN CHASE BANK LOC)+/-ss                  0.18        04/01/2038        45,625,000
   77,720,000  SAN DIEGO COUNTY CA REGIONAL TRANSPORTATION COMMUNITY LIMITED TAX
               SERIES B (SALES TAX REVENUE, JPMORGAN CHASE BANK LOC)+/-ss                  0.17        04/01/2038        77,720,000
   58,839,000  SAN DIEGO COUNTY CA REGIONAL TRANSPORTATION COMMUNITY LIMITED TAX
               SERIES C (SALES TAX REVENUE, DEXIA CREDIT LOCAL DE FRANCE LOC)+/-ss         0.39        04/01/2038        58,839,000
   10,000,000  SAN JOSE CA FINANCING AUTHORITY TAXABLE LAND SERIES F (OTHER REVENUE,
               BANK OF AMERICA NA LOC)+/-ss                                                0.20        06/01/2034        10,000,000
   25,000,000  SOUTH DAKOTA STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY AVERA
               HEALTH SUBSERIES A1 (OTHER REVENUE, US BANK NA LOC)+/-ss                    0.19        07/01/2038        25,000,000
    2,000,000  TEXAS STATE TAXABLE PRODUCT DEVELOPMENT PROGRAM SERIES A (OTHER
               REVENUE, NATIONAL AUSTRALIA BANK NA LOC)+/-ss                               0.23        06/01/2045         2,000,000
   18,000,000  VALDEZ AK MARINE TERMINAL REVENUE BP PIPELINES INCORPORATED PROJECT
               SERIES B (IDR)+/-ss                                                         0.11        07/01/2037        18,000,000
   10,300,000  VALDEZ AK MARINE TERMINAL REVENUE BP PIPELINES INCORPORATED PROJECT
               SERIES C (IDR)+/-ss                                                         0.11        07/01/2037        10,300,000
    2,000,000  WAUKESHA WI HEALTH SYSTEM INCORPORATED (HFR, JPMORGAN CHASE BANK
               LOC)+/-ss                                                                   0.26        08/15/2026         2,000,000
      490,000  WAYNE COUNTY MI AIRPORT AUTHORITY SERIES F (AIRPORT REVENUE, JPMORGAN
               CHASE BANK LOC)+/-ss                                                        0.19        12/01/2016           490,000
    5,500,000  WEST VIRGINIA STATE HOSPITAL FINANCE AUTHORITY UNITED HEALTH SYSTEMS
               SERIES A (HOSPITAL REVENUE, BANK OF AMERICA NA LOC)+/-ss                    0.16        06/01/2041         5,500,000
TOTAL MUNICIPAL BONDS & NOTES (COST $2,111,645,986)                                                                   2,111,645,986
                                                                                                                    ---------------
REPURCHASE AGREEMENTS(z): 8.82%
 1,013,947,949 BANK OF AMERICA NA, DATED 02/26/2010, MATURITY VALUE
               $1,013,958,088 (1)                                                          0.12        03/01/2010     1,013,947,949
   100,000,000 BANK OF AMERICA SECURITIES LLC, DATED 02/26/2010, MATURITY
               VALUE $100,002,000 (2)                                                      0.24        03/01/2010       100,000,000
    85,000,000 BANK OF AMERICA SECURITIES LLC, DATED 02/26/2010, MATURITY
               VALUE $85,000,850 (3)                                                       0.12        03/01/2010        85,000,000
    63,000,000 BARCLAYS CAPITAL INCORPORATED, DATED 02/26/2010, MATURITY
               VALUE $63,001,260 (4)                                                       0.24        03/01/2010        63,000,000

                   Wells Fargo Advantage Money Market Funds 69


Portfolio of Investments--February 28, 2010

HERITAGE MONEY MARKET FUND

  PRINCIPAL    SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
-------------  ---------------------------------------------------------------------  -------------  -------------  ---------------
REPURCHASE AGREEMENTS(z): (continued)
$ 507,000,000  BNP PARIBAS SECURITIES, DATED 02/26/2010, MATURITY VALUE
               $507,005,070 (5)                                                            0.12%       03/01/2010   $   507,000,000
  507,000,000  CITIGROUP GLOBAL MARKETS, DATED 02/26/2010, MATURITY VALUE
               $507,005,070 (6)                                                            0.12        03/01/2010       507,000,000
  380,000,000  CREDIT SUISSE FIRST BOSTON CORPORATION, DATED 02/26/2010, MATURITY
               VALUE $380,003,800 (7)                                                      0.12        03/01/2010       380,000,000
      850,000  DEUTSCHE BANK SECURITIES, DATED 02/26/2010, MATURITY VALUE
               $850,009 (8)                                                                0.12        03/01/2010           850,000
  119,000,000  JPMORGAN SECURITIES, DATED 02/26/2010, MATURITY VALUE
               $119,002,380 (9)                                                            0.24        03/01/2010       119,000,000
TOTAL REPURCHASE AGREEMENTS (COST $2,775,797,949)                                                                     2,775,797,949
                                                                                                                    ---------------
SECURED MASTER NOTE AGREEMENT: 2.11%
  447,638,000  BANK OF AMERICA CORPORATION+/-ss                                            0.29        09/09/2034       447,630,696
  217,947,000  CITIGROUP GLOBAL MARKETS HOLDINGS DTC MMI+/-ss                              0.64        09/09/2049       217,947,000
TOTAL SECURED MASTER NOTE AGREEMENT (COST $665,577,696)                                                                 665,577,696
                                                                                                                    ---------------
TIME DEPOSITS: 9.17%
   55,000,000  BANCO BILBAO VIZCAYA LONDON                                                 0.14        03/01/2010        55,000,000
  202,000,000  BANK OF IRELAND                                                             0.35        03/01/2010       202,000,000
  160,000,000  BANK OF IRELAND                                                             0.50        03/02/2010       160,000,000
  108,000,000  BAYER HYPO-UND VEREINSBANK AG MUNICH                                        0.15        03/02/2010       108,000,000
   86,000,000  BNP PARIBAS PARIS                                                           0.14        03/02/2010        86,000,000
  116,000,000  CITIBANK NA NASSAU                                                          0.12        03/01/2010       116,000,000
  108,000,000  DANSKE BANK A/S COPENHAGEN                                                  0.14        03/01/2010       108,000,000
  199,000,000  DANSKE BANK A/S COPENHAGEN                                                  0.20        03/02/2010       199,000,000
  304,000,000  DANSKE BANK A/S COPENHAGEN                                                  0.21        03/01/2010       304,000,000
  137,000,000  DEXIA BANK GRAND CAYMAN                                                     0.22        03/05/2010       137,000,000
  257,000,000  FORTIS BANK NV SA                                                           0.18        03/01/2010       257,000,000
   82,000,000  FORTIS BANK NV SA                                                           0.18        03/03/2010        82,000,000
  157,000,000  FORTIS BANK NV SA                                                           0.18        03/04/2010       157,000,000
  585,000,000  KBC BANK NV BRUSSELS                                                        0.16        03/01/2010       585,000,000
  182,000,000  LLOYDS TSB BANK PLC LONDON                                                  0.14        03/01/2010       182,000,000
  150,000,000  SOCIETE GENERALE PARIS                                                      0.16        03/01/2010       150,000,000
TOTAL ASSET BACKED SECURITIES (COST $2,888,000,000)                                                                   2,888,000,000
                                                                                                                    ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $31,616,214,168)*                                                                  100.41%                     31,616,214,168
OTHER ASSETS AND LIABILITIES, NET                                                         (0.41)                       (129,753,565)
                                                                                         ------                     ---------------
TOTAL NET ASSETS                                                                         100.00%                    $31,486,460,603
                                                                                         ======                     ===============

                   70 Wells Fargo Advantage Money Market Funds


                                     Portfolio of Investments--February 28, 2010

HERITAGE MONEY MARKET FUND

ss These securities are subject to a demand feature which reduces the effective maturity.

+/-  Variable rate investments.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

(p)  Asset-backed commercial paper.

##   Zero coupon security. Rate represents yield to maturity.

(i)  Illiquid security (unaudited).

(z)  Collateralized by:

     (1) U.S. government securities, 5.00%, 1/20/2040, market value including accrued interest is $1,044,366,388.

     (2)  U.S. government securities, 2.58% to 10.00%, 10/1/2011 to 12/1/2048, market value including accrued interest is $103,000,000.

     (3)  U.S. government securities, 4.06% to 6.00%, 3/1/2025 to 2/1/2040, market value including accrued interest is $87,550,000.

     (4) Commercial paper, 0.00%, 4/8/2010 to 8/18/2010, market value is $64,260,000.

     (5) U.S. government securities, 5.50%, 6/1/2033 to 4/1/2039, market value including accrued interest is $522,210,000.

     (6)  U.S. government securities, 2.90% to 6.18%, 6/1/2018 to 3/1/2040, market value including accrued interest is $522,210,000.

     (7)  U.S. government securities, 3.50% to 16.00%, 9/1/2011 to 11/1/2047, market value including accrued interest is $391,402,196.

     (8)  U.S. government securities, 0.00% to 9.80%, 5/2/2010 to 6/1/2047, market value including accrued interest is $874,306.

     (9)  Commercial paper, 0.03% to 0.15%, 3/2/2010 to 5/25/2010, market value including accrued interest is $121,380,434.

*    Cost for federal income tax purposes is $31,616,214,885.

The accompanying notes are an integral part of these financial statements.

                   Wells Fargo Advantage Money Market Funds 71


Portfolio of Investments--February 28, 2010

MUNICIPAL MONEY MARKET FUND

  PRINCIPAL    SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
-------------  ---------------------------------------------------------------------  -------------  -------------  ---------------
COMMERCIAL PAPER: 3.26%
$   1,375,000  HILLSBOROUGH COUNTY FL                                                      0.45%       05/06/2010   $     1,375,000
    3,000,000  ILLINOIS FINANCE AUTHORITY                                                  0.20        06/08/2010         3,000,000
    3,600,000  MONTGOMERY COUNTY PA                                                        0.38        03/09/2010         3,600,000
    4,500,000  SAN JOAQUIN CA TRANSPORTATION AUTHORITY                                     0.18        03/10/2010         4,500,000
TOTAL COMMERCIAL PAPER (COST $12,475,000)                                                                                12,475,000
                                                                                                                    ---------------
MUNICIPAL BONDS & NOTES: 97.14%
  ARIZONA: 4.26%
    9,535,000  ARIZONA SPORTS & TOURISM AUTHORITY MULTIPURPOSE STADIUM (OTHER
               REVENUE, ALLIED IRISH BANK PLC LOC)ss+/-                                    0.50        07/01/2036         9,535,000
    2,400,000  MARICOPA COUNTY AZ IDA TRANS-MATIC MANUFACTURING PRODUCTION PROJECT
               (IDR, NATIONAL CITY BANK LOC)ss+/-                                          0.26        10/01/2026         2,400,000
    3,080,000  MARICOPA COUNTY AZ IDA VILLAGE AT SUN VALLEY APARTMENTS PROJECT
               (MFHR, FNMA INSURED)ss+/-                                                   0.35        11/01/2043         3,080,000
      500,000  PHOENIX AZ IDA SERIES A (HFA, BANK OF AMERICA LOC)ss+/-                     0.31        04/01/2033           500,000
      800,000  PIMA COUNTY AZ IDA EASTSIDE APARTMENTS SERIES B (MFHR, FNMA
               INSURED)ss+/-                                                               0.29        02/15/2031           800,000
                                                                                                                         16,315,000
                                                                                                                    ---------------
CALIFORNIA: 8.74%
    1,700,000  CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK CALIFORNIA
               ACADEMY SERIES B (OTHER REVENUE, ALLIED IRISH BANK PLC LOC)ss+/-            0.18        09/01/2038         1,700,000
    2,150,000  CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK SAN FRANCISCO
               BALLET (OTHER REVENUE, ALLIED IRISH BANK PLC LOC)ss+/-                      0.18        08/01/2038         2,150,000
    3,300,000  CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK ST. MARGARETS
               EPISCOPAL SCHOOL (OTHER REVENUE, ALLIED IRISH BANK PLC LOC)ss+/-            0.60        01/01/2038         3,300,000
      225,000  CALIFORNIA MUNICIPAL FINANCE AUTHORITY (PRIVATE SCHOOL REVENUE,
               ALLIED IRISH BANK PLC LOC)ss+/-                                             0.60        09/01/2036           225,000
    3,500,000  CALIFORNIA MUNICIPAL FINANCE AUTHORITY SERRA CATHOLIC SCHOOL (PRIVATE
               SCHOOL REVENUE, ALLIED IRISH BANK PLC LOC)ss+/-                             0.60        05/01/2039         3,500,000
    2,100,000  CALIFORNIA STANFORD HOSPITAL SERIES B (HFFA REVENUE, ALLIED IRISH
               BANK PLC LOC)ss+/-                                                          0.37        07/01/2034         2,100,000
      200,000  CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES B2 (POWER REVENUE,
               BNP PARIBAS LOC)ss+/-                                                       0.14        05/01/2022           200,000
    6,600,000  CALIFORNIA STATE DWR POWER SUPPLY REVENUE SUBSERIES G1 (WATER
               REVENUE, BANK OF NOVA SCOTIA LOC)ss+/-                                      0.15        05/01/2011         6,600,000
    2,400,000  CALIFORNIA STATE DWR POWER SUPPLY REVENUE SUBSERIES F2 (WATER
               REVENUE, JPMORGAN CHASE BANK LOC)ss+/-                                      0.11        05/01/2020         2,400,000
      600,000  CALIFORNIA STATE ECONOMIC RECOVERY REVENUE SERIES C-5 (OTHER REVENUE,
               BANK OF AMERICA NA LOC)ss+/-                                                0.14        07/01/2023           600,000
      100,000  CALIFORNIA STATE KINDERGARTEN B-1 (OTHER REVENUE, ALLIED IRISH BANK
               PLC LOC)ss+/-                                                               0.12        05/01/2034           100,000
    1,100,000  CALIFORNIA STATE SERIES B5 (OTHER REVENUE, CITIBANK NA LOC)ss+/-            0.16        05/01/2034         1,100,000
      200,000  CALIFORNIA STATEWIDE CDA RADY CHILDRENS HOSPITAL SERIES B (HCFR, BANK
               OF THE WEST LOC)ss+/-                                                       0.13        08/15/2047           200,000
      460,000  CALIFORNIA STATEWIDE CDA TYRELLA GARDENS APARTMENTS SERIES B (HOUSING
               REVENUE, CITIBANK NA LOC)ss+/-                                              0.25        06/01/2036           460,000
    2,800,000  CALIFORNIA STATEWIDE CDA YMCA EAST BAY PROJECT (OTHER REVENUE, ALLIED
               IRISH BANK PLC LOC)ss+/-                                                    0.36        06/01/2027         2,800,000
    2,500,000  DEUTSCHE BANK SPEARS LIFERS TRUST DB-247 (TAX REVENUE, FGIC
               INSURED)ss+/-                                                               0.19        12/01/2030         2,500,000
    1,445,000  IRVINE CA IMPROVEMENT BOARD ACT 1915 ASSESSMENT DISTRICT #85-7
               SERIES A (OTHER REVENUE, FIRST SECURITY BANK LOC)ss+/-                      0.16        09/02/2032         1,445,000
      525,000  ROSEVILLE CA COP SERIES A (ELECTRIC REVENUE, BANK OF NEW YORK
               LOC)ss+/-                                                                   0.19        02/01/2035           525,000
      460,000  SAN FRANCISCO CA CITY & COUNTY REDEVELOPMENT AGENCY MFHR LELAND POLK
               SENIOR COMMUNITY SERIES A (MFHR, CITIBANK NA LOC)ss+/-                      0.15        12/01/2019           460,000
    1,120,000  SAN LEANDRO CA CARLTON PLAZA SERIES A (MFHR, FNMA INSURED)ss+/-             0.26        09/15/2032         1,120,000
                                                                                                                         33,485,000
                                                                                                                    ---------------

                   72 Wells Fargo Advantage Money Market Funds


                                     Portfolio of Investments--February 28, 2010

MUNICIPAL MONEY MARKET FUND

  PRINCIPAL    SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
-------------  ---------------------------------------------------------------------  -------------  -------------  ---------------
COLORADO: 4.18%
$   1,575,000  COLORADO COLLEGE INVESTMENT SERIES I-A (OTHER REVENUE, LLOYDS TSB
               BANK PLC LOC)ss+/-                                                          0.22%       12/01/2042   $     1,575,000
    8,310,000  COLORADO EDUCATIONAL & CULTURAL FACILITIES AUTHORITY LUTHERAN CHURCH
               EXTENSION (PRIVATE SCHOOL REVENUE, BANK OF AMERICA NA LOC)ss+/-             0.17        05/15/2038         8,310,000
    3,865,000  COLORADO HOUSING & FINANCE AUTHORITY READY FOODS INCORPORATED PROJECT
               SERIES A (OTHER REVENUE, US BANK NA LOC)ss+/-                               0.25        01/01/2032         3,865,000
    1,000,000  FORT COLLINS CO ECONOMIC DEVELOPMENT OAKRIDGE PROJECT SERIES A
               (HOUSING REVENUE, US BANK NA LOC)ss+/-                                      0.50        12/01/2032         1,000,000
    1,250,000  HUDSON CO SERIES A (IDR, US BANK NA LOC)ss+/-                               0.60        11/01/2020         1,250,000
                                                                                                                         16,000,000
                                                                                                                    ---------------
DISTRICT OF COLUMBIA: 2.05%
    2,075,000  DISTRICT OF COLUMBIA CARNEGIE ENDOWMENT FOR INTERNATIONAL PEACE
               (OTHER REVENUE, ALLIED IRISH BANK PLC LOC)ss+/-                             0.25        11/01/2045         2,075,000
    2,030,000  DISTRICT OF COLUMBIA ENTERPRISE ZONE 14TH & IRVING (IDR, BANK OF
               AMERICA NA LOC)ss+/-                                                        0.50        05/01/2022         2,030,000
    3,755,000  METROPOLITAN WASHINGTON DC AIRPORT AUTHORITY SERIES 2855 (AIRPORT
               REVENUE, FIRST SECURITY BANK LOC)ss+/-                                      0.35        10/01/2014         3,755,000
                                                                                                                          7,860,000
                                                                                                                    ---------------
FLORIDA: 6.88%
    2,200,000  CITY OF TALLAHASSEE FL (IDR, BRANCH BANKING & TRUST LOC)ss+/-               0.29        10/01/2015         2,200,000
    3,800,000  DEUTSCHE BANK FL SPEARS LIFERS TRUST SERIES DB-563 (OTHER REVENUE,
               FIRST SECURITY BANK LOC)ss+/-                                               0.26        10/01/2022         3,800,000
    9,515,000  FLORIDA HOUSING FINANCE CORPORATION PINEWOOD POINTE SERIES C (STATE
               AGENCY HOUSING REVENUE, NATIXIS LOC)ss+/-                                   0.55        06/01/2044         9,515,000
    1,245,000  JACKSONVILLE FL HFA CHRISTINE COVE APARTMENTS (MFHR, FHLMC
               INSURED)ss+/-                                                               0.27        09/15/2038         1,245,000
    7,130,000  ORANGE COUNTY FL HFA LAKESIDE POINTE APARTMENTS SERIES B (HOUSING
               REVENUE, FNMA INSURED)ss+/-                                                 0.25        05/15/2038         7,130,000
    2,465,000  SARASOTA COUNTY FL CONTINUING CARE RETIREMENT COMMUNITY GLENRIDGE
               PALMER PROJECT (HFFA REVENUE, BANK OF SCOTLAND LOC)ss+/-                    0.21        06/01/2036         2,465,000
                                                                                                                         26,355,000
                                                                                                                    ---------------
GEORGIA: 2.78%
    2,780,000  FLOYD COUNTY GA DEVELOPMENT AUTHORITY GEORGIA POWER COMPANY PLANT
               HAMMOND PROJECT (IDR)ss+/-                                                  0.12        09/01/2026         2,780,000
    3,900,000  GEORGIA STATE PORTS AUTHORITY (AIRPORT REVENUE, BANKERS TRUST
               CORPORATION LOC)ss+/-                                                       0.30        06/01/2022         3,900,000
    3,960,000  GEORGIA STATE PORTS AUTHORITY (IDR, BANKERS TRUST CORPORATION
               LOC)ss+/-                                                                   0.30        10/01/2023         3,960,000
                                                                                                                         10,640,000
                                                                                                                    ---------------
ILLINOIS: 4.87%
    3,670,000  CHICAGO IL ENTERPRISE ZONE GARDNER GIBSON PROJECT (ECONOMIC
               DEVELOPMENT REVENUE, HARRIS TRUST SAVINGS BANK LOC)ss+/-                    0.28        07/01/2033         3,670,000
      280,000  CHICAGO IL WASTEWATER TRANSMISSION SUBSERIES C-2 (SEWER REVENUE, BANK
               OF AMERICA NA LOC)ss+/-                                                     0.14        01/01/2039           280,000
      260,000  DES PLAINES IL FINZER ROLLER INCORPORATED PROJECT (IDR, HARRIS TRUST
               SAVINGS BANK LOC)ss+/-                                                      1.00        08/01/2021           260,000
    2,535,000  ILLINOIS DEVELOPMENT FINANCE AUTHORITY MCL INCORPORATED PROJECT (IDR,
               GE CAPITAL CORPORATION LOC)ss+/-                                            0.81        06/01/2017         2,535,000
    1,600,000  ILLINOIS DEVELOPMENT FINANCE AUTHORITY UNIVERSAL PRESS INCORPORATED
               PROJECT SERIES A (IDR, LASALLE NATIONAL BANK NA LOC)ss+/-                   0.50        07/01/2020         1,600,000
      900,000  ILLINOIS FINANCE AUTHORITY INX INTERNATIONAL INK COMPANY (IDR,
               JPMORGAN CHASE BANK LOC)ss+/-                                               0.31        01/01/2034           900,000
      700,000  ILLINOIS FINANCE AUTHORITY MERUG LLC SERIES B (IDR, JPMORGAN CHASE
               BANK LOC)ss+/-                                                              0.81        12/01/2018           700,000
    1,455,000  LAKE COUNTY IL BROWN PAPER GOODS PROJECT (IDR, BANK ONE CHICAGO NA
               LOC)ss+/-                                                                   0.81        10/01/2021         1,455,000
    1,370,000  LAKE COUNTY IL COUNTRYSIDE LANDFILL INCORPORATED (SOLID WASTE
               REVENUE, JPMORGAN CHASE BANK LOC)ss+/-                                      0.20        04/01/2021         1,370,000

                   Wells Fargo Advantage Money Market Funds 73


Portfolio of Investments--February 28, 2010

MUNICIPAL MONEY MARKET FUND

  PRINCIPAL    SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
-------------  ---------------------------------------------------------------------  -------------  -------------  ---------------
ILLINOIS (continued)
$   2,600,000  LAKE COUNTY IL NORTHPOINT ASSOCIATION (IDR, NORTHERN TRUST
               CORPORATION LOC)ss+/-                                                       0.31%       07/01/2029   $     2,600,000
    1,300,000  LAKE ZURICH IL (ECONOMIC DEVELOPMENT REVENUE, JPMORGAN CHASE BANK
               LOC)ss+/-                                                                   0.81        12/01/2029         1,300,000
    1,960,000  VERNON HILLS IL NORTHWESTERN TOOL & DIE PROJECT (IDR, LASALLE
               NATIONAL BANK NA LOC)ss+/-                                                  0.55        04/01/2025         1,960,000
                                                                                                                         18,630,000
                                                                                                                    ---------------
INDIANA: 3.45%
    1,000,000  CITY OF CRAWFORDSVILLE IN ECONOMIC DEVELOPMENT (IDR, BANK OF AMERICA
               NA LOC)ss+/-                                                                0.31        10/01/2018         1,000,000
    1,925,000  GREENSBURG IN COMMUNITY PARTNERS VILLAGE II (HOUSING REVENUE, FHLMC
               INSURED)ss+/-                                                               0.25        09/01/2029         1,925,000
    4,000,000  INDIANA BOND BANK STATE REVENUE PROGRAM NOTES SERIES A (OTHER
               REVENUE, JPMORGAN CHASE BANK LOC)                                           2.00        01/06/2011         4,053,241
    2,040,000  INDIANA STATE DEVELOPMENT FINANCE AUTHORITY IN SHELBY GRAVEL
               INCORPORATED PROJECT (IDR, NATIONAL CITY BANK OF INDIANA LOC))ss+/-         0.31        10/01/2017         2,040,000
    1,495,000  NOBLESVILLE IN GREYSTONE APARTMENTS PROJECT SERIES B (HOUSING
               REVENUE, FHLB INSURED)ss+/-                                                 0.23        03/01/2041         1,495,000
    2,715,000  ST .JOSEPH COUNTY MIDCORR LAND DEVELOPMENT LLC PROJECT (IDR, NATIONAL
               CITY BANK LOC)ss+/-                                                         0.31        10/01/2023         2,715,000
                                                                                                                         13,228,241
                                                                                                                    ---------------
IOWA: 2.18%
    1,150,000  CERRO GORDO COUNTY IA NEWMAN CATHOLIC SCHOOL SYSTEM PROJECT (PRIVATE
               SCHOOL REVENUE, ALLIED IRISH BANK PLC LOC)ss+/-                             0.22        05/01/2032         1,150,000
    5,590,000  DES MOINES IA ELLIOT AVIATION PROJECT (OTHER REVENUE, US BANK NA
               LOC)ss+/-                                                                   0.35        08/01/2027         5,590,000
      125,000  IOWA FINANCE AUTHORITY GREAT RIVER MEDICAL CENTER PROJECT (HCFR,
               ALLIED IRISH BANK PLC LOC)ss+/-                                             0.24        06/01/2027           125,000
    1,500,000  IOWA FINANCE AUTHORITY INDUSTRIAL DEVELOPMENT (IDR, BANK OF AMERICA
               NA LOC)ss+/-                                                                0.30        06/01/2028         1,500,000
                                                                                                                          8,365,000
                                                                                                                    ---------------
KANSAS: 1.40%
    1,000,000  OLATHE KS DIAMANT BOART SERIES A (IDR, SVENSKA HANDELSBANKEN
               LOC)ss+/-                                                                   0.35        03/01/2027         1,000,000
    4,350,000  OLATHE KS ISL LLC PROJECT (OTHER REVENUE, US BANK NA LOC)ss+/-              0.30        08/01/2027         4,350,000
                                                                                                                          5,350,000
                                                                                                                    ---------------
KENTUCKY: 6.39%
    3,410,000  CITY OF BARDSTOWN KY (IDR, US BANK NA LOC)ss+/-                             0.23        10/01/2019         3,410,000
    5,250,000  HOPKINS COUNTY KY LOK CORPORATION PROJECT (IDR, PNC BANK NA LOC)ss+/-       0.23        10/01/2017         5,250,000
    1,850,000  JEFFERSON COUNTY KY (IDR, NATIONAL CITY BANK LOC)ss+/-                      0.28        09/01/2022         1,850,000
    6,225,000  KENTUCKY EDFA (ECONOMIC DEVELOPMENT REVENUE, JPMORGAN CHASE BANK
               LOC)ss+/-                                                                   0.22        10/01/2028         6,225,000
      300,000  KENTUCKY EDFA (ECONOMIC DEVELOPMENT REVENUE, PNC BANK NA LOC)ss+/-          0.24        12/01/2037           300,000
    7,450,000  LOGAN COUNTY KY SOLID WASTE MANAGEMENT LLC PROJECT (OTHER REVENUE,
               PNC BANK NA LOC)ss+/-                                                       0.23        03/01/2021         7,450,000
                                                                                                                         24,485,000
                                                                                                                    ---------------
MICHIGAN: 0.65%
      290,000  GREEN LAKE TOWNSHIP, MI ECONOMIC DEVELOPMENT CORPORATION (OTHER
               REVENUE, JPMORGAN CHASE BANK LOC)ss+/-                                      0.14        06/01/2034           290,000
      970,000  MACOMB COUNTY MI ECONOMIC DEVELOPMENT CORPORATION (IDR, NATIONAL CITY
               BANK LOC)ss+/-                                                              0.31        12/01/2017           970,000
    1,220,000  MICHIGAN STATE STRATEGIC FUND FITZ LAND LLC PROJECT (IDR, NATIONAL
               CITY BANK LOC)ss+/-                                                         0.31        08/01/2025         1,220,000
                                                                                                                          2,480,000
                                                                                                                    ---------------
MINNESOTA: 9.08%
    2,185,000  BECKER, MN INDEPENDENT SCHOOL DISTRICT # 726 (PROPERTY TAX REVENUE)         1.50        09/29/2010         2,195,711
    2,010,000  BLOOMINGTON MN BRISTOL VILLAGE (HOUSING REVENUE, FNMA INSURED)ss+/-         0.29        11/15/2032         2,010,000
    1,805,000  BLOOMINGTON MN NORLAN PARTNERS SERIES B (HOUSING REVENUE, LASALLE
               NATIONAL BANK NA LOC)ss+/-                                                  0.35        07/15/2032         1,805,000
    1,800,000  COON RAPIDS MN DRAKE APARTMENTS PROJECT A (OTHER REVENUE, FNMA
               INSURED)ss+/-                                                               0.29        06/15/2038         1,800,000

                   74 Wells Fargo Advantage Money Market Funds


                                     Portfolio of Investments--February 28, 2010

MUNICIPAL MONEY MARKET FUND

  PRINCIPAL    SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
-------------  ---------------------------------------------------------------------  -------------  -------------  ---------------
MINNESOTA (continued)
$   1,985,000  HENNEPIN COUNTY MN HOUSING & RDA STONE ARCH APARTMENTS PROJECT
               (MFHR, LASALLE NATIONAL BANK NA LOC)ss+/-                                   0.25%       04/15/2035   $     1,985,000
    2,400,000  MAHTOMEDI MN BRIARCLIFF MANOR APARTMENTS SERIES A (OTHER REVENUE,
               FNMA INSURED)ss+/-                                                          0.29        06/15/2038         2,400,000
    2,740,000  MINNEAPOLIS MN DRIFTWOOD APARTMENTS PROJECT A (HOUSING REVENUE, US
               BANK NA LOC)ss+/-                                                           0.30        10/01/2024         2,740,000
    2,780,000  MINNEAPOLIS MN SECOND STREET ACQUISITION SERIES A (HOUSING REVENUE,
               LASALLE NATIONAL BANK NA LOC)ss+/-                                          0.35        01/01/2033         2,780,000
      230,000  MINNEAPOLIS ST. PAUL MN HOUSING & RDA CHILDRENS HEALTH CARE SERIES B
               (HCFR, FIRST SECURITY BANK LOC)ss+/-                                        0.13        08/15/2025           230,000
    2,685,000  MINNESOTA STATE HFA RESIDENTIAL HOUSING SERIES C (HOUSING REVENUE,
               FHLB INSURED)ss+/-                                                          0.20        07/01/2048         2,685,000
      295,000  MINNESOTA STATE RESIDENTIAL HOUSING SERIES G (HOUSING REVENUE,
               GO OF AUTHORITY INSURED)ss+/-                                               0.20        01/01/2032           295,000
      140,000  MINNESOTA STATE UNIVERSITY OF ST. THOMAS SERIES 5C (COLLEGE &
               UNIVERSITY REVENUE, ALLIED IRISH BANK PLC LOC)ss+/-                         0.50        04/01/2025           140,000
      925,000  PLYMOUTH MN THE LAKES APARTMENTS PROJECT (HOUSING REVENUE, FHLMC
               INSURED)ss+/-                                                               0.29        08/01/2034           925,000
    2,900,000  RAMSEY COUNTY MN HOUSING & REDEVELOPMENT MFHR GATEWAY APARTMENTS LP
               SERIES A (HOUSING REVENUE, LASALLE NATIONAL BANK NA LOC)ss+/-               0.30        10/01/2038         2,900,000
    2,325,000  ST. ANTHONY MN LANDINGS SILVER LAKE SERIES A (MFHR, LASALLE NATIONAL
               BANK NA LOC)ss+/-                                                           0.30        10/01/2037         2,325,000
    2,840,000  ST. PAUL MN HOUSING & RDA HAMPDEN SQUARE APARTMENTS SERIES A
               (HOUSING REVENUE, FNMA INSURED)ss+/-                                        0.29        06/01/2032         2,840,000
    2,595,000  ST. PAUL MN HOUSING & RDA LEASED HOUSING ASSOCIATION SERIES A
               (HOUSING REVENUE, LASALLE NATIONAL BANK NA LOC)ss+/-                        0.35        09/01/2035         2,595,000
    1,000,000  ST. PAUL MN PORT AUTHORITY (IDR, DEUTSCHE BANK AG LOC)ss+/-                 0.28        12/01/2028         1,000,000
    1,100,000  ST. PAUL MN PORT AUTHORITY (IDR, DEUTSCHE BANK AG LOC)ss+/-                 0.28        03/01/2029         1,100,000
                                                                                                                         34,750,711
                                                                                                                    ---------------
NEW HAMPSHIRE: 1.67%
    3,000,000  MERRIMACK COUNTY NH (PROPERTY TAX REVENUE)                                  1.00        12/30/2010         3,009,982
    3,390,000  NEW HAMPSHIRE HEFA (HEALTHCARE FACILITIES REVENUE, ALLIED IRISH
               BANK PLC LOC)ss+/-                                                          0.62        07/01/2035         3,390,000
                                                                                                                          6,399,982
                                                                                                                    ---------------
NEW JERSEY: 3.20%
    3,000,000  MILLBURN TOWNSHIP NJ (PROPERTY TAX REVENUE)                                 1.50        02/10/2011         3,030,287
    4,290,000  NEW JERSEY HEALTH CARE FACILITIES FINANCING AUTHORITY SERIES A1
               (HFFA, COMMERCE BANK NA LOC)ss+/-                                           0.16        07/01/2014         4,290,000
    4,945,000  NEW JERSEY STATE TRANSPORTATION SERIES 146 (FUEL SALES TAX REVENUE,
               FIRST SECURITY BANK LOC)ss+/-                                               0.23        12/15/2011         4,945,000
                                                                                                                         12,265,287
                                                                                                                    ---------------
NEW MEXICO: 1.25%
    4,800,000  NEW MEXICO EDUCATIONAL ASSISTANCE FOUNDATION (COLLEGE & UNIVERSITY
               REVENUE, ROYAL BANK OF CANADA LOC)ss+/-                                     0.23        04/01/2034         4,800,000
                                                                                                                    ---------------
NEW YORK: 1.25%
    2,470,000  CITY OF NEW YORK NY (PROPERTY TAX REVENUE, TORONTO DOMINION BANK
               LOC)ss+/-                                                                   0.16        09/01/2027         2,470,000
    1,000,000  NEW YORK NY CITY HOUSING DEVELOPMENT CORPORATION PIERREPONT
               DEVELOPMENT SERIES A (MFHR)ss+/-                                            0.19        05/01/2041         1,000,000
    1,300,000  NEW YORK NY CITY HOUSING DEVELOPMENT CORPORATION PIERREPONT
               DEVELOPMENT SERIES A (MFHR, ALLIED IRISH BANK PLC LOC)ss+/-                 0.22        01/01/2031         1,300,000
                                                                                                                          4,770,000
                                                                                                                    ---------------
NORTH CAROLINA: 5.77%
    2,825,000  LEE COUNTY NC INDUSTRIAL FACILITIES & PCFA CHALLENGE PRINTING COMPANY
               PROJECT (OTHER REVENUE, WACHOVIA BANK LOC)ss+/-(o)(o)                       0.40        07/01/2027         2,825,000
    2,605,000  NORTH CAROLINA CAPITAL FACILITIES FINANCE AGENCY VARIOUS-ELON COLLEGE
               SERIES A (COLLEGE & UNIVERSITY REVENUE, BANK OF AMERICA NA LOC)ss+/-        0.50        01/01/2014         2,605,000

                   Wells Fargo Advantage Money Market Funds 75


Portfolio of Investments--February 28, 2010

MUNICIPAL MONEY MARKET FUND

  PRINCIPAL    SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
-------------  ---------------------------------------------------------------------  -------------  -------------  ---------------
NORTH CAROLINA (continued)
$   9,345,000  NORTH CAROLINA MEDICAL CARE COMMISSION (HFFA)ss+/-                          0.16%       10/01/2028   $     9,345,000
    7,315,000  STANLEY COUNTY NC INDUSTRIAL FACILITIES & PCFA CHICAGO TUBE COMPANY
               (IDR, JPMORGAN CHASE BANK LOC)ss+/-                                         0.31        04/01/2018         7,315,000
                                                                                                                         22,090,000
                                                                                                                    ---------------
NORTH DAKOTA: 2.33%
    3,000,000  NORTH DAKOTA STATE HFA HOME MORTGAGE PROGRAM SERIES A (HOUSING
               REVENUE, LLOYDS TSB BANK PLC LOC)ss+/-                                      0.22        07/01/2037         3,000,000
    3,500,000  NORTH DAKOTA STATE HFA HOME MORTGAGE PROGRAM SERIES B (HOUSING
               REVENUE)ss+/-                                                               0.24        01/01/2035         3,500,000
    1,505,000  NORTH DAKOTA STATE HOUSING FINANCE AGENCY HOME MORTGAGE FINANCING
               (HOUSING REVENUE, FHLB INSURED)ss+/-                                        0.21        01/01/2030         1,505,000
      900,000  NORTH DAKOTA STATE HOUSING FINANCE AGENCY HOUSING FINANCE PROGRAM
               SERIES B (HOUSING REVENUE, FHLB INSURED)ss+/-                               0.22        07/01/2033           900,000
                                                                                                                          8,905,000
                                                                                                                    ---------------
OHIO: 0.61%
    1,155,000  FRANKLIN COUNTY OH LIFELINE SHELTER SYSTEMS PROJECT (IDR, BANK ONE
               CHICAGO NA LOC)ss+/-                                                        0.71        10/01/2021         1,155,000
    1,200,000  MONTGOMERY COUNTY OH CAMBRIDGE COMMONS APARTMENTS A
               (HOUSING REVENUE, FHLMC INSURED)ss+/-                                       0.23        04/01/2038         1,200,000
                                                                                                                          2,355,000
                                                                                                                    ---------------
OTHER: 8.62%
    1,595,000  RBC MUNICIPAL PRODUCTS INCORPORATED TRUST SERIES E2
               (OTHER REVENUE, ROYAL BANK OF CANADA LOC)ss+/-                              0.32        01/01/2034         1,595,000
   31,400,000  SUNAMERICA TRUST CERTIFICATES VARIOUS STATES CLASS A SERIES 2
               (OTHER REVENUE, FHLMC INSURED)ss+/-                                         0.30        07/01/2041        31,400,000
                                                                                                                         32,995,000
                                                                                                                    ---------------
PUERTO RICO: 1.31%
    5,000,000  PUERTO RICO SALES TAX FINANCING CORPORATION SERIES 11829
               (SALES TAX REVENUE, AGM INSURED)ss+/-++                                     0.22        02/01/2034         5,000,000
                                                                                                                    ---------------
SOUTH CAROLINA: 1.31%
    5,000,000  SOUTH CAROLINA JOBS-ECONOMIC DEVELOPMENT AUTHORITY
               (IDR, BRANCH BANKING & TRUST LOC)ss+/-                                      0.26        12/01/2038         5,000,000
                                                                                                                    ---------------
TENNESSEE: 2.52%
    8,000,000  HUNTINGDON TN INDUSTRIAL DEVELOPMENT BOARD BEHLEN MANUFACTURING
               COMPANY PROJECT (IDR, LASALLE BANK NA LOC)ss+/-                             0.34        05/01/2020         8,000,000
    1,645,000  PULASKI & GILES COUNTY TN LOMAR DEVELOPMENT COMPANY PROJECT (IDR, US
               BANK NA LOC)ss+/-                                                           0.55        01/01/2017         1,645,000
                                                                                                                          9,645,000
                                                                                                                    ---------------
TEXAS: 3.45%
       80,000  GREGG COUNTY TX HEALTH FACILITIES DEVELOPMENT CORPORATION
               (HCFR, JPMORGAN CHASE BANK LOC)ss+/-                                        0.13        10/01/2029            80,000
    2,000,000  PORT CORPUS CHRISTI TX INDUSTRIAL DEVELOPMENT CORPORATION (IDR,
               JPMORGAN CHASE BANK LOC)ss+/-                                               0.14        10/01/2036         2,000,000
   10,000,000  PORT ARTHUR TX NAVIGATION DISTRICT (RESOURCE RECOVERY REVENUE)ss+/-         0.17        11/01/2038        10,000,000
    1,145,000  TEXAS HOUSING OPTIONS INCORPORATED MILL CITY SERIES A (HOUSING
               REVENUE, BANK OF AMERICA NA LOC)ss+/-                                       0.30        05/01/2036         1,145,000
                                                                                                                         13,225,000
                                                                                                                    ---------------
VERMONT: 0.30%
    1,155,000  VERMONT EDUCATIONAL & HEALTH BUILDINGS NORTH COUNTY HOSPITAL
               PROJECT A (HCFR, BANKNORTH NA LOC)ss+/-                                     0.13        10/01/2034         1,155,000
                                                                                                                    ---------------

                   76 Wells Fargo Advantage Money Market Funds


                                     Portfolio of Investments--February 28, 2010

MUNICIPAL MONEY MARKET FUND

  PRINCIPAL    SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
-------------  ---------------------------------------------------------------------  -------------  -------------  ---------------
VIRGINIA: 1.19%
$   2,250,000  NORFOLK VA ECONOMIC DEVELOPMENT AUTHORITY (HFFA)ss+/-                       0.36%       11/01/2034   $     2,250,000
      775,000  VIRGINIA COMMONWEALTH UNIVERSITY HEALTH SYSTEM AUTHORITY SERIES B
               (HCFR, BRANCH BANKING & TRUST LOC)ss+/-                                     0.17        07/01/2037           775,000
    1,550,000  VIRGINIA SMALL BUSINESS FINANCING AUTHORITY (IDR, BRANCH BANKING &
               TRUST LOC)ss+/-                                                             0.29        07/01/2024         1,550,000
                                                                                                                          4,575,000
                                                                                                                    ---------------
WASHINGTON: 2.61%
    1,300,000  WASHINGTON STATE EDFA ISLAND PARTNERS LLC PROJECT (IDR, US BANK NA
               LOC)ss+/-                                                                   0.50        06/01/2027         1,300,000
    5,000,000  WASHINGTON STATE EDFA WASTE MANAGEMENT INCORPORATED PROJECT (OTHER
               REVENUE, PNC BANK NA LOC)ss+/-                                              0.30        06/01/2020         5,000,000
    1,590,000  WASHINGTON STATE HOUSING FINANCE COMMISSION WHISPERWOOD APARTMENTS
               PROJECT SERIES A (MFHR, FNMA INSURED)ss+/-                                  0.25        05/15/2035         1,590,000
    2,100,000  YAKIMA COUNTY WA PUBLIC CORPORATION REVENUE VALLEY PROCESSING PROJECT
               (IDR, BANK OF AMERICA NA LOC)ss+/-                                          0.50        02/01/2015         2,100,000
                                                                                                                          9,990,000
                                                                                                                    ---------------
WEST VIRGINIA: 1.84%
    7,055,000  PLEASANTS COUNTY WV SIMONTON BUILDING PRODUCTS PROJECT (IDR, PNC BANK
               NA LOC)ss+/-                                                                0.26        12/01/2019         7,055,000
                                                                                                                    ---------------
WISCONSIN: 0.61%
    2,330,000  TWO RIVERS WI RIVERSIDE FOODS INCORPORATED PROJECT (IDR, FHLB
               INSURED)ss+/-                                                               0.32        12/01/2022         2,330,000
                                                                                                                    ---------------
WYOMING: 0.39%
    1,500,000  CHEYENNE WY GROBET FILE COMPANY OF AMERICA INCORPORATED PROJECT
               (IDR, NATIONAL CITY BANK LOC)ss+/-                                          0.31        08/01/2017         1,500,000
                                                                                                                    ---------------
TOTAL MUNICIPAL BONDS & NOTES (COST $371,999,221)                                                                       371,999,221
                                                                                                                    ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $384,474,221)*                                                          100.40%                                   384,474,221
OTHER ASSETS AND LIABILITIES, NET                                              (0.40)                                    (1,544,705)
                                                                              ------                                ---------------
TOTAL NET ASSETS                                                              100.00%                               $   382,929,516
                                                                              ======                                ===============

----------
ss These securities are subject to a demand feature which reduces the effective maturity.

+/-    Variable rate investments.

(o)(o) Credit enhancement is provided by a non-controlled affiliate.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

* Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

                   Wells Fargo Advantage Money Market Funds 77


Portfolio of Investments--February 28, 2010

NATIONAL TAX-FREE MONEY MARKET FUND

  PRINCIPAL    SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
-------------  ---------------------------------------------------------------------  -------------  -------------  ---------------
COMMERCIAL PAPER: 4.32%
$  14,750,000  HILLSBOROUGH COUNTY FL                                                      0.45%       05/06/2010   $    14,750,000
   18,870,000  ILLINOIS EDUCATIONAL FACILITIES AUTHORITY                                   0.40        03/11/2010        18,870,000
   37,000,000  ILLINOIS FINANCE AUTHORITY                                                  0.20        06/08/2010        37,000,000
   10,750,000  MASSACHUSETTS DEVELOPMENT FINANCE AUTHORITY                                 0.75        03/01/2010        10,750,000
   10,000,000  ROCHESTER MN HEALTH CARE                                                    0.25        03/03/2010        10,000,000
   15,900,000  ROCHESTER MN HEALTH CARE                                                    0.25        04/01/2010        15,900,000
   32,400,000  ROCHESTER MN HEALTH CARE                                                    0.20        04/05/2010        32,400,000
   11,300,000  ROCHESTER MN HEALTH CARE                                                    0.25        04/06/2010        11,300,000
   10,600,000  ROCHESTER MN HEALTH CARE                                                    0.28        06/03/2010        10,600,000
   23,500,000  ROCHESTER MN HEALTH CARE                                                    0.28        06/09/2010        23,500,000
   11,165,000  UNIVERSITY OF VIRGINIA                                                      0.22        04/07/2010        11,165,000
TOTAL COMMERCIAL PAPER (COST $196,235,000)                                                                              196,235,000
                                                                                                                    ---------------
MUNICIPAL BONDS & NOTES: 95.79%
ALABAMA: 1.15%
   12,000,000  MOBILE AL INDUSTRIAL DEVELOPMENT BOARD ALABAMA POWER
               COMPANY PROJECT SERIES C (IDR)ss+/-                                         0.18        08/01/2017        12,000,000
    6,300,000  MOBILE AL INFIRMARY HEALTH SYSTEM SPECIAL CARE FACILITIES SERIES A
               (HFFA, BANK OF NOVA SCOTIA LOC)ss+/-                                        0.16        02/01/2040         6,300,000
   34,000,000  SOUTHEAST ALABAMA GAS DISTRICT ALABAMA REVENUE SUPPLY PROJECT
               SERIES A (IDR) ss+/-                                                        0.15        08/01/2027        34,000,000
                                                                                                                         52,300,000
                                                                                                                    ---------------
ALASKA: 0.57%
    8,550,000  DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-507 (OTHER REVENUE,
               FGIC INSURED)ss+/-                                                          0.23        12/01/2034         8,550,000
   15,850,000  DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-532 (OTHER REVENUE,
               NATL-RE INSURED)ss+/-                                                       0.23        12/01/2041        15,850,000
    1,300,000  VALDEZ AK MARINE TERMINAL REVENUE BP PIPELINES INCORPORATED PROJECT
               SERIES B (IDR)ss+/-                                                         0.11        07/01/2037         1,300,000
                                                                                                                         25,700,000
                                                                                                                    ---------------
ARIZONA: 0.29%
   10,125,000  MARICOPA COUNTY AZ IDA SERIES A (HOUSING REVENUE, FNMA INSURED)ss+/-        0.26        04/15/2030        10,125,000
    2,900,000  YAVAPAI COUNTY AZ IDA NORTHERN ARIZONA HEALTHCARE SERIES B
               (HCFR, BANCO BILBAO VIZCAYA LOC)ss+/-                                       0.17        12/01/2039         2,900,000
                                                                                                                         13,025,000
                                                                                                                    ---------------
CALIFORNIA: 13.72%
      700,000  ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATION CALIFORNIA OSHMAN
               FAMILY JEWISH COMMUNITY (ECONOMIC DEVELOPMENT REVENUE, LASALLE
               NATIONAL BANK NA LOC)ss+/-                                                  0.15        06/01/2037           700,000
    1,680,000  ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATION CALIFORNIA
               ST. ANTHONY FOUNDATION (OTHER REVENUE, BANK OF AMERICA NA LOC)ss+/-         0.19        03/01/2037         1,680,000
   23,050,000  BAKERSFIELD CA SERIES B (WATER & WASTEWATER AUTHORITY REVENUE, FIRST
               SECURITY BANK LOC)ss+/-                                                     0.24        09/01/2035        23,050,000
   11,200,000  CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY UNIVERSITY JUDAISM
               SERIES A (COLLEGE & UNIVERSITY REVENUE, ALLIED IRISH BANK PLC
               LOC)ss+/-                                                                   0.52        12/01/2028        11,200,000
   16,190,000  CALIFORNIA HFFA (HCFR, BANK OF AMERICA NA LOC)ss+/-                         0.20        07/01/2035        16,190,000
    3,145,000  CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK ROCS RR II
               R-11527 (TOLL ROAD REVENUE, AMBAC INSURED)ss+/-                             0.18        07/01/2030         3,145,000
    2,700,000  CALIFORNIA SERIES I (HFA REVENUE, BANK OF AMERICA NA LOC)ss+/-              0.15        07/01/2035         2,700,000
    7,200,000  CALIFORNIA STANFORD HOSPITAL SERIES B (HFFA REVENUE, FIRST SECURITY
               BANK LOC)ss+/-                                                              0.22        11/15/2036         7,200,000
   31,600,000  CALIFORNIA STANFORD HOSPITAL SERIES B (RECREATIONAL REVENUE,
               JPMORGAN CHASE BANK LOC)ss+/-                                               0.11        06/01/2034        31,600,000
    4,995,000  CALIFORNIA STATE (PROPERTY TAX REVENUE, AMBAC INSURED)ss+/-                 0.18        04/01/2012         4,995,000
    9,450,000  CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES B6 (WATER &
               WASTEWATER AUTHORITY REVENUE, STATE STREET BANK & TRUST COMPANY NA
               LOC)ss+/-                                                                   0.15        05/01/2022         9,450,000
   29,555,000  CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES C 7 (ELECTRIC,
               POWER & LIGHT REVENUE, AGM INSURED)ss+/-                                    0.25        05/01/2022        29,555,000

                   78 Wells Fargo Advantage Money Market Funds


                                     Portfolio of Investments--February 28, 2010

NATIONAL TAX-FREE MONEY MARKET FUND

  PRINCIPAL    SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
-------------  ---------------------------------------------------------------------  -------------  -------------  ---------------
CALIFORNIA (continued)
$  24,350,000  CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES C1 (POWER REVENUE,
               DEXIA CREDIT LOCAL DE FRANCE LOC)ss+/-                                      0.19%       05/01/2022   $    24,350,000
    4,535,000  CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES C13 (UTILITIES
               REVENUE, FIRST SECURITY BANK LOC)ss+/-                                      0.21        05/01/2022         4,535,000
      600,000  CALIFORNIA STATE ECONOMIC RECOVERY REVENUE SERIES C-5 (OTHER REVENUE,
               BANK OF AMERICA NA LOC)ss+/-                                                0.14        07/01/2023           600,000
    2,070,000  CALIFORNIA STATE SERIES B (OTHER REVENUE, JPMORGAN CHASE BANK
               LOC)ss+/-                                                                   0.15        05/01/2040         2,070,000
   17,220,000  CALIFORNIA STATE SERIES B SUBSERIES B 3 (OTHER REVENUE, JPMORGAN
               CHASE BANK LOC)ss+/-                                                        0.17        05/01/2040        17,220,000
   53,790,000  CALIFORNIA STATEWIDE CDA AZUSA PACIFIC UNIVERSITY PROJECT
               (COLLEGE & UNIVERSITY REVENUE, ALLIED IRISH BANK PLC LOC)ss+/-              0.49        04/01/2039        53,790,000
    3,900,000  CALIFORNIA STATEWIDE CDA JOHN MUIR HEALTH SERIES B (HOSPITAL REVENUE,
               UBS AG LOC)ss+/-                                                            0.16        08/15/2036         3,900,000
    3,700,000  CALIFORNIA STATEWIDE CDA UNIVERSITY RETIREMENT COMMUNITY PROJECT
               (HOSPITAL REVENUE, BANK OF AMERICA NA LOC)ss+/-                             0.11        11/15/2038         3,700,000
    7,970,000  CITY OF LOS ANGELES CA (PRIVATE SCHOOL REVENUE, ALLIED IRISH BANK PLC
               LOC)ss+/-                                                                   0.62        02/01/2034         7,970,000
   11,600,000  CITY OF NEWPORT BEACH CA (HOSPITAL REVENUE, BANK OF AMERICA NA
               LOC)ss+/-                                                                   0.15        12/01/2040        11,600,000
   16,840,000  DEUTSCHE BANK SPEARS LIFERS TRUST DB-362 (OTHER REVENUE, AMBAC
               INSURED)ss+/-                                                               0.19        06/01/2022        16,840,000
   18,540,000  DEUTSCHE BANK SPEARS LIFERS TRUST DB-363 (OTHER REVENUE, FSA
               INSURED)ss+/-                                                               0.19        09/01/2030        18,540,000
    9,530,000  EAST BAY CA MUD SUBSERIES A2 (WATER REVENUE, DEXIA CREDIT LOCAL DE
               FRANCE LOC)ss+/-                                                            0.20        06/01/2038         9,530,000
   10,225,000  EAST BAY CA MUD SUBSERIES A3 (OTHER REVENUE, DEXIA CREDIT LOCAL DE
               FRANCE LOC)ss+/-                                                            0.20        06/01/2038        10,225,000
   20,595,000  EL DORADO CA IRRIGATION DISTRICT & EL DORADO WATER AGENCY SERIES A
               (LEASE REVENUE, DEXIA CREDIT LOCAL DE FRANCE LOC)ss+/-                      0.21        03/01/2036        20,595,000
   15,900,000  GOLDEN STATE TOBACCO SECURITIZATION CORPORATION CALIFORNIA TOBACCO
               SETTLEMENT ROCS RR II R-11442 (OTHER REVENUE, CITIBANK NA LOC)ss+/-         0.24        06/01/2035        15,900,000
    6,085,000  HESPERIA CA USD COP INTERIM SCHOOL FACILITY FUNDING PROGRAM
               (LEASE REVENUE, FIRST SECURITY BANK LOC)ss+/-                               0.45        02/01/2038         6,085,000
    4,710,000  KINGS COUNTY CA HOUSING AUTHORITY EDGEWATER LLSE APARTMENTS SERIES A
               (MFHR, FNMA INSURED)ss+/-                                                   0.16        02/15/2031         4,710,000
    7,850,000  LOS ANGELES CA POWER SYSTEM SUBSERIES A5 (ELECTRIC REVENUE, LLOYDS
               TSB BANK PLC LOC)ss+/-                                                      0.16        07/01/2035         7,850,000
   15,825,000  LOS ANGELES CA ROCS RR II R-11281 (OTHER REVENUE, AMBAC INSURED)ss+/-       0.21        07/01/2015        15,825,000
    6,500,000  LOS ANGELES CA WASTE WATER SUBSERIES D (SEWER REVENUE, BANK OF NOVA
               SCOTIA LOC)ss+/-                                                            0.16        06/01/2028         6,500,000
    3,055,000  LOS ANGELES CA USD COP ADMINISTRATION BUILDING PROJECT SERIES A
               (OTHER REVENUE, BANK OF AMERICA NA LOC)ss+/-                                0.18        10/01/2024         3,055,000
    9,255,000  MANTECA CA RDA AMENDED MERGER PROJECT (TAX ALLOCATION REVENUE,
               STATE STREET BANK & TRUST NA LOC)ss+/-                                      0.13        10/01/2042         9,255,000
   28,620,000  MENLO PARK CA CDA LAS PULGAS COMMUNITY DEVELOPMENT
               (TAX ALLOCATION REVENUE, AMBAC INSURED)ss+/-                                0.13        01/01/2031        28,620,000
    2,000,000  METROPOLITAN WATER DISTRICT SOUTHERN CA WATERWORKS SERIES B3 (WATER
               REVENUE)ss+/-                                                               0.10        07/01/2035         2,000,000
    3,965,000  MONTEREY PENINSULA CA WATER MANAGEMENT DISTRICT
               (LEASE REVENUE, BANK OF AMERICA NA LOC)ss+/-                                0.22        07/01/2022         3,965,000
   11,670,000  NORTHERN CA POWER AGENCY HYDROELECTRIC PROJECT 1 SERIES A (ELECTRIC
               REVENUE, DEXIA CREDIT LOCAL DE FRANCE LOC)ss+/-                             0.21        07/01/2032        11,670,000
   18,100,000  RIVERSIDE CA COP (LEASE REVENUE, BANK OF AMERICA NA LOC)ss+/-               0.18        03/01/2037        18,100,000
    5,515,000  ROSEVILLE CA COP SERIES A (ELECTRIC REVENUE, BANK OF NEW YORK
               LOC)ss+/-                                                                   0.19        02/01/2035         5,515,000
   24,953,000  ROSEVILLE CA ELECTRIC SYSTEM COP SERIES B (OTHER REVENUE,
               DEXIA CREDIT LOCAL DE FRANCE LOC)ss+/-                                      0.19        02/01/2035        24,953,000
    4,120,000  SAN DIEGO COUNTY CA REGIONAL TRANSPORTATION COMMUNITY LIMITED TAX
               SERIES C (SALES TAX REVENUE, DEXIA CREDIT LOCAL DE FRANCE LOC)ss+/-         0.39        04/01/2038         4,120,000
   28,630,000  SAN DIEGO COUNTY CA REGIONAL TRANSPORTATION COMMUNITY LIMITED TAX
               SERIES D (SALES TAX REVENUE, DEXIA CREDIT LOCAL DE FRANCE LOC)ss+/-         0.35        04/01/2038        28,630,000
    7,500,000  SAN FRANCISCO CA CITY & COUNTY FINANCE CORPORATION MOSCONE CENTER
               (LEASE REVENUE, STATE STREET BANK & TRUST COMPANY NA LOC)ss+/-              0.17        04/01/2030         7,500,000
   54,500,000  SOUTHERN CA PUBLIC POWER AUTHORITY TRANSMISSION PROJECT REVENUE
               (UTILITIES REVENUE, LLOYDS TSB BANK PLC LOC)ss+/-                           0.20        07/01/2019        54,500,000
    1,880,000  SWEETWATER CA UNION HIGH SCHOOL DISTRICT ROCS RR II 11484 (PROPERTY
               TAX REVENUE, FIRST SECURITY BANK LOC)ss+/-                                  0.23        02/01/2013         1,880,000
    3,600,000  UNIVERSITY OF CALIFORNIA (COLLEGE & UNIVERSITY REVENUE, FIRST
               SECURITY BANK LOC)ss+/-                                                     0.21        05/15/2032         3,600,000

                   Wells Fargo Advantage Money Market Funds 79


Portfolio of Investments--February 28, 2010

NATIONAL TAX-FREE MONEY MARKET FUND

  PRINCIPAL    SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
-------------  ---------------------------------------------------------------------  -------------  -------------  ---------------
CALIFORNIA (continued)
$  12,300,000  WHITTIER CA HEALTH FACILITIES PRESBYTERIAN INTERCOMMUNITY SERIES B
               (HCFR, US BANK NA LOC)ss+/-                                                 0.16%       06/01/2036   $    12,300,000
                                                                                                                        623,463,000
                                                                                                                    ---------------
COLORADO: 2.35%
    2,765,000  AURORA CO CENTRETECH METROPOLITAN DISTRICT (OTHER REVENUE, US BANK NA
               LOC)ss+/-                                                                   0.20        12/01/2017         2,765,000
    1,895,000  AURORA CO CENTRETECH METROPOLITAN DISTRICT (OTHER REVENUE, US BANK NA
               LOC)ss+/-                                                                   0.20        12/01/2028         1,895,000
   13,785,000  BROOMFIELD CO URBAN RENEWAL AUTHORITY EVENT CENTER PROJECT (TAX
               INCREMENTAL REVENUE, BANQUE NATIONALE PARIS LOC)ss+/-                       0.20        12/01/2030        13,785,000
    1,270,000  COLORADO ECFA NATIONAL JEWISH FEDERATION SERIES A4 (RECREATIONAL
               FACILITIES REVENUE, BANK OF AMERICA NA LOC)ss+/-                            0.17        02/01/2034         1,270,000
    3,840,000  COLORADO EDUCATIONAL & CULTURAL FACILITIES AUTHORITY LUTHERAN CHURCH
               EXTENSION (PRIVATE SCHOOL REVENUE, BANK OF AMERICA NA LOC)ss+/-             0.17        05/15/2038         3,840,000
    5,900,000  COLORADO HEALTH FACILITIES AUTHORITY CROSSROADS MARANATHA PROJECTS
               (OTHER REVENUE, US BANK NA LOC)ss+/-                                        0.20        12/01/2043         5,900,000
    8,625,000  COMMERCE CITY CO NORTHERN INFRASTRUCTURE GENERAL IMPROVEMENT DISTRICT
               (OTHER REVENUE, US BANK NA LOC)ss+/-                                        0.20        12/01/2038         8,625,000
    5,000,000  COMMERCE CITY CO NORTHERN INFRASTRUCTURE GENERAL IMPROVEMENT DISTRICT
               (PROPERTY TAX REVENUE, US BANK NA LOC)ss+/-                                 0.20        12/01/2028         5,000,000
    7,560,000  CORNERSTONE CO METROPOLITAN DISTRICT #1 (OTHER REVENUE, BANK OF
               AMERICA NA LOC)ss+/-                                                        0.23        12/01/2036         7,560,000
    6,600,000  DENVER CO CITY & COUNTY COTTONWOOD CREEK SERIES A (MHFR, FHLMC
               INSURED)ss+/-                                                               0.21        04/15/2014         6,600,000
   13,890,000  FITZSIMONS CO RDA COLORADO UNIVERSITY PHYSICIANS INCORPORATED
               (COLLEGE & UNIVERSITY REVENUE, ALLIED IRISH BANK PLC LOC)ss+/-              0.37        01/01/2025        13,890,000
   11,250,000  MOFFAT COUNTY CO TRI STATE GENERAL ASSOCIATION PROJECT (IDR, BANK OF
               AMERICA NA LOC)ss+/-                                                        0.19        03/01/2036        11,250,000
    6,520,000  MOUNTAIN VILLAGE CO HOUSING AUTHORITY VILLAGE COURT APARTMENTS
               PROJECT (MFHR, US BANK NA LOC)ss+/-                                         0.20        11/01/2033         6,520,000
   10,600,000  SOUTH GLENN CO METROPOLITAN DISTRICT (OTHER REVENUE, BANQUE NATIONALE
               PARIS LOC)ss+/-                                                             0.20        12/01/2030        10,600,000
    7,075,000  SOUTHEAST CO PUBLIC IMPROVEMENT METROPOLITAN DISTRICT
               (PROPERTY TAX REVENUE, US BANK NA LOC)ss+/-                                 0.20        11/15/2034         7,075,000
                                                                                                                        106,575,000
                                                                                                                    ---------------
CONNECTICUT: 0.52%
   15,350,000  CONNECTICUT STATE HEFA REVENUE SERIES T-2 (COLLEGE AND UNIVERSITY
               REVENUE)ss+/-                                                               0.17        07/01/2029        15,350,000
    4,555,000  CONNECTICUT STATE SERIES A1 (PROPERTY TAX REVENUE)ss+/-                     0.18        03/01/2023         4,555,000
    3,890,000  CONNECTICUT REGIONAL SCHOOL DISTRICT # 4 (PROPERTY TAX REVENUE, STATE
               AID WITHHOLDING)                                                            1.25        12/01/2010         3,910,473
                                                                                                                         23,815,473
                                                                                                                    ---------------
DISTRICT OF COLUMBIA: 0.53%
   13,700,000  DISTRICT OF COLUMBIA BALLPARK SERIES B2 (RECREATIONAL FACILITIES
               REVENUE, BANK OF AMERICA NA LOC)ss+/-                                       0.20        02/01/2036        13,700,000
   10,225,000  DISTRICT OF COLUMBIA CARNEGIE ENDOWMENT FOR INTERNATIONAL PEACE
               (OTHER REVENUE, ALLIED IRISH BANK PLC LOC)ss+/-                             0.25        11/01/2045        10,225,000
                                                                                                                         23,925,000
                                                                                                                    ---------------
FLORIDA: 6.05%
   21,810,000  ALACHUA COUNTY FL OAK HAMMOCK UNIVERSITY OF FLORIDA PROJECT SERIES A
               (HCFR, BNP PARIBAS LOC)ss+/-                                                0.21        10/01/2032        21,810,000
    5,710,000  BREVARD COUNTY FL WUESTHOFF MEMORIAL HOSPITAL PROJECT
               (HFFA REVENUE, WACHOVIA BANK LOC)ss+/-(o)(o)                                0.18        08/01/2031         5,710,000
    7,725,000  BROWARD COUNTY FL EDUCATIONAL FACILITIES AUTHORITY (COLLEGE &
               UNIVERSITY REVENUE, BANK OF AMERICA NA LOC)ss+/-                            0.19        04/01/2020         7,725,000
   11,055,000  CAPITAL TRANSFER AGENCY FLORIDA PORTOFINO VILLAS SERIES A (OTHER
               REVENUE, FNMA INSURED)ss+/-                                                 0.26        04/15/2036        11,055,000
    6,365,000  DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-547 (OTHER REVENUE,
               NATL - RE INSURED)ss+/-                                                     0.23        10/01/2026         6,365,000
    4,530,000  DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DBE-538 (OTHER REVENUE,
               AMBAC INSURED)ss+/-                                                         0.23        04/01/2027         4,530,000


                   80 Wells Fargo Advantage Money Market Funds


                                     Portfolio of Investments--February 28, 2010


NATIONAL TAX-FREE MONEY MARKET FUND

  PRINCIPAL    SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
-------------  ---------------------------------------------------------------------  -------------  -------------  ---------------
FLORIDA (continued)
$   4,000,000  DUVAL COUNTY FL HFA SUNBEAM ROAD APARTMENTS PROJECT (HOUSING REVENUE,
               US BANK NA LOC)ss+/-                                                        0.20%       07/01/2025   $     4,000,000
   10,000,000  ECLIPSE FUNDING TRUST 2006-0002-SOLAR ECLIPSE (SALES TAX REVENUE, US
               BANK NA LOC)ss+/-                                                           0.20        03/01/2014        10,000,000
   12,490,000  FLORIDA GULF COAST UNIVERSITY FINANCING CORPORATION HOUSING PROJECT
               SERIES A (COLLEGE & UNIVERSITY REVENUE, WACHOVIA BANK LOC)ss+/-(o)(o)       0.16        02/01/2038        12,490,000
    5,100,000  FLORIDA HFA (MFHR, FHLMC INSURED)ss+/-                                      0.19        12/01/2013         5,100,000
   11,375,000  FLORIDA USF FINANCING CORPORATION COP MASTER LEASE PROGRAM SERIES B1
               (LEASE REVENUE, AMBAC INSURED)ss+/-                                         0.18        07/01/2035        11,375,000
      310,000  FORT LAUDERDALE FL ANN STORCK CENTER INCORPORATED PROJECT
               (HCFR, WACHOVIA BANK LOC)ss+/-(o)(o)                                        0.33        12/01/2014           310,000
   19,500,000  HALIFAX FL HOSPITAL MEDICAL CENTER (HCFR, WACHOVIA BANK
               LOC)ss+/-(o)(o)                                                             0.18        06/01/2048        19,500,000
    5,565,000  HIGHLANDS COUNTY FL HEALTH FACILITIES AUTHORITY (HFFA, PNC BANK NA
               LOC)ss+/-                                                                   0.17        11/15/2012         5,565,000
   10,135,000  MIAMI DADE COUNTY FL EXPRESSWAY AUTHORITY SERIES 1339 (TOLL ROAD
               REVENUE, AGC-ICC FGIC INSURED)ss+/-                                         0.40        07/01/2012        10,135,000
   10,000,000  MIAMI DADE COUNTY FL SPECIAL OBLIGATION JUVENILE COURTHOUSE SERIES B
               (OTHER REVENUE, AMBAC INSURED)ss+/-                                         0.17        04/01/2043        10,000,000
   16,300,000  NORTH BROWARD FL HOSPITAL DISTRICT (HCFR, WELLS FARGO BANK NA
               LOC)ss+/-(o)(o)                                                             0.15        01/15/2027        16,300,000
   13,800,000  NORTH BROWARD FL HOSPITAL DISTRICT SERIES A (HCFR, WELLS FARGO BANK
               NA LOC)ss+/-(o)(o)                                                          0.15        01/15/2027        13,800,000
    1,415,000  ORANGE COUNTY FL CENTRAL FLORIDA YMCA PROJECT SERIES A (IDR, BANK OF
               AMERICA NA LOC)ss+/-                                                        0.22        05/01/2027         1,415,000
    3,625,000  ORANGE COUNTY FL EDUCATIONAL FACILITIES AUTHORITY ROLLINS COLLEGE
               PROJECT (COLLEGE & UNIVERSITY REVENUE, BANK OF AMERICA NA LOC)ss+/-         0.20        12/01/2034         3,625,000
    7,480,000  ORANGE COUNTY FL HEALTH FACILITIES AUTHORITY PRESBYTERIAN RETIREMENT
               SERIES A (HCFR, BRANCH BANKING & TRUST LOC)ss+/-                            0.18        11/01/2028         7,480,000
    6,700,000  ORANGE COUNTY FL HEALTH FACILITIES AUTHORITY PRESBYTERIAN RETIREMENT
               SERIES B (HOUSING REVENUE, BRANCH BANKING & TRUST LOC)ss+/-                 0.18        11/01/2035         6,700,000
    2,785,000  ORANGE COUNTY FL IDA JEWISH FEDERATION OF GREATER ORLANDO PROJECT
               (PRIVATE SCHOOL REVENUE, BANK OF AMERICA NA LOC)ss+/-                       0.20        01/01/2028         2,785,000
    9,450,000  ORANGE COUNTY FL IDA LAKE HIGHLAND SCHOOL INCORPORATED
               (OTHER REVENUE, BANK OF AMERICA NA LOC)ss+/-                                0.20        08/01/2032         9,450,000
    2,000,000  ORANGE COUNTY FL SCHOOL BOARD COP SERIES E
               (LEASE REVENUE, WACHOVIA BANK LOC)ss+/-(o)(o)                               0.13        08/01/2022         2,000,000
    4,055,000  PALM BEACH COUNTY FL CHILDRENS HOME PROJECT (OTHER REVENUE,
               BANK OF AMERICA NA LOC)ss+/-                                                0.20        05/01/2038         4,055,000
    2,885,000  PALM BEACH COUNTY FL JUPITER MEDICAL CENTER INCORPORATED SERIES B
               (HCFR, WACHOVIA BANK LOC)ss+/-(o)(o)                                        0.28        08/01/2020         2,885,000
    3,200,000  PALM BEACH COUNTY FL KINGS ACADEMY INCORPORATED PROJECT
               (PRIVATE SCHOOL REVENUE, WACHOVIA BANK LOC)ss+/-(o)(o)                      0.18        08/01/2031         3,200,000
      300,000  PALM BEACH COUNTY FL NORTON GALLERY INCORPORATED (COLLEGE &
               UNIVERSITY REVENUE, NORTHERN TRUST CORPORATION LOC)ss+/-                    0.26        05/01/2025           300,000
    7,520,000  PALM BEACH COUNTY FL SCHOOL BOARD SERIES 2089
               (OTHER REVENUE, FIRST SECURITY BANK LOC)ss+/-                               0.25        08/01/2026         7,520,000
    7,845,000  PALM BEACH COUNTY FL SCHOOL BOARD SERIES 2925Z
               (LEASE REVENUE, FIRST SECURITY BANK LOC)ss+/-                               0.25        08/01/2011         7,845,000
    2,500,000  PALM BEACH COUNTY FL ZOOLOGICAL SOCIETY INCORPORATED PROJECT
               (RECREATIONAL FACILITIES REVENUE, NORTHERN TRUST CORPORATION
               LOC)ss+/-                                                                   0.20        05/01/2031         2,500,000
    5,000,000  ST. PETERSBURG FL HEALTH FACILITIES AUTHORITY PRESBYTERIAN
               RETIREMENT (OTHER REVENUE, BRANCH BANKING & TRUST LOC)ss+/-                 0.18        11/01/2039         5,000,000
    7,480,000  SARASOTA COUNTY FL CONTINUING CARE RETIREMENT COMMUNITY GLENRIDGE
               PALMER PROJECT (HFFA REVENUE, BANK OF SCOTLAND LOC)ss+/-                    0.21        06/01/2036         7,480,000
    3,890,000  SARASOTA COUNTY FL PLANNED PARENTHOOD INCORPORATED PROJECT
               (OTHER REVENUE, WACHOVIA BANK LOC)ss+/-(o)(o)                               0.30        10/01/2041         3,890,000
    1,255,000  SARASOTA COUNTY FL SARASOTA MILITARY ACADEMY (PRIVATE SCHOOL REVENUE,
               WACHOVIA BANK LOC)ss+/-(o)(o)                                               0.28        02/01/2034         1,255,000
   19,820,000  TAMPA BAY FL WATER UTILITY SYSTEM (WATER REVENUE, FGIC INSURED)ss+/-        0.45        10/01/2023        19,820,000
                                                                                                                        274,975,000
                                                                                                                    ---------------

                  Wells Fargo Advantage Money Market Funds 81


Portfolio of Investments--February 28, 2010

NATIONAL TAX-FREE MONEY MARKET FUND

  PRINCIPAL    SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
-------------  ---------------------------------------------------------------------  -------------  -------------  ---------------
GEORGIA: 3.02%
$  12,650,000  ATLANTA GA AIRPORT PASSENGER FACILITY CHARGE (OTHER REVENUE, FIRST
               SECURITY BANK LOC)ss+/-                                                     0.23%       01/01/2013   $    12,650,000
    5,790,000  ATLANTA GA WESTSIDE PROJECT SERIES B (TAX INCREMENTAL REVENUE,
               WACHOVIA BANK LOC)ss+/-(o)(o)                                               0.18        12/01/2023         5,790,000
    9,100,000  BARTOW COUNTY GA DEVELOPMENT AUTHORITY (IDR)ss+/-                           0.12        09/01/2029         9,100,000
    3,195,000  COBB COUNTY GA HOUSING AUTHORITY TAMARRON APARTMENTS PROJECT
               (HOUSING REVENUE, FHLMC INSURED)ss+/-                                       0.20        03/01/2024         3,195,000
    4,620,000  DEKALB COUNTY NEWTOWN GWINETT COUNTY GA JOINT REAL ESTATE STUDENT I
               (COLLEGE & UNIVERSITY REVENUE, WACHOVIA BANK LOC)ss+/-(o)(o)                0.18        06/01/2035         4,620,000
    8,375,000  DEKALB NEWTOWN GWINETT COUNTIES GA REAL ESTATE PACKAGE I LLC
               (COLLEGE & UNIVERSITY REVENUE, WACHOVIA BANK LOC)ss+/-(o)(o)                0.18        06/01/2032         8,375,000
    7,300,000  FLOYD COUNTY GA DEVELOPMENT AUTHORITY GEORGIA POWER COMPANY
               PLANT HAMMOND PROJECT (IDR)ss+/-                                            0.12        09/01/2026         7,300,000
   14,670,000  FULTON COUNTY GA DEVELOPMENT AUTHORITY CATHOLIC SCHOOL PROPERTIES
               INCORPORATED (PRIVATE SCHOOL REVENUE, WACHOVIA BANK LOC)ss+/-(o)(o)         0.18        04/01/2024        14,670,000
   11,260,000  FULTON COUNTY GA NORTHSIDE SERIES B (HOSPITAL REVENUE, WACHOVIA BANK
               LOC)ss+/-(o)(o)                                                             0.13        10/01/2033        11,260,000
   12,190,000  FULTON COUNTY GA SERIES 1474 (WATER & SEWER REVENUE, AGC-ICC FGIC
               INSURED)ss+/-                                                               0.25        07/01/2012        12,190,000
    5,500,000  GEORGIA PRIVATE COLLEGES & UNIVERSITY AUTHORITY MERCER UNIVERSITY
               PROJECT SERIES A (OTHER REVENUE, BRANCH BANKING & TRUST LOC)ss+/-           0.19        10/01/2036         5,500,000
    5,000,000  GWINNETT COUNTY GA DEVELOPMENT AUTHORITY GOODWILL NORTH GA
               INCORPORATED PROJECT (OTHER REVENUE, BRANCH BANKING & TRUST LOC)ss+/-       0.20        10/01/2033         5,000,000
   10,000,000  GWINNETT COUNTY GA HOSPITAL AUTHORITY SERIES A (HFFA, FHLB
               INSURED)ss+/-                                                               0.19        07/01/2036        10,000,000
    6,000,000  MACON-BIBB COUNTY GA HOSPITAL AUTHORITY ANTIC MEDICAL CENTER SERIES B
               (HCFR, BRANCH BANKING & TRUST LOC)ss+/-                                     0.19        07/01/2028         6,000,000
   10,000,000  PUTNAM COUNTY GA DEVELOPMENT AUTHORITY POLLUTION CONTROL (IDR)ss+/-         0.12        03/01/2024        10,000,000
    2,100,000  PUTNAM COUNTY GA DEVELOPMENT AUTHORITY POLLUTION CONTROL (IDR)ss+/-         0.15        04/01/2032         2,100,000
    9,285,000  ROSELL GA HOUSING AUTHORITY (HOUSING REVENUE, FHLMC INSURED)ss+/-           0.20        01/01/2034         9,285,000
                                                                                                                        137,035,000
                                                                                                                    ---------------
HAWAII: 0.11%
    5,000,000  HAWAII STATE HOUSING FINANCE & DEVELOPMENT CORPORATION LOKAHI KAU
               (MFHR, FHLMC INSURED)ss+/-                                                  0.19        12/01/2041         5,000,000
                                                                                                                    ---------------
IDAHO: 0.23%
   10,400,000  COEUR D'ALENE ID (OTHER REVENUE, BANK OF AMERICA NA LOC)ss+/-               0.20        08/15/2022        10,400,000
                                                                                                                    ---------------
ILLINOIS: 8.26%
    2,950,000  AURORA IL ECONOMIC DEVELOPMENT (COLLEGE & UNIVERSITY REVENUE, HARRIS
               TRUST SAVINGS BANK LOC)ss+/-                                                0.20        03/01/2035         2,950,000
   17,000,000  CHICAGO IL BOARD OF EDUCATION (PROPERTY TAX REVENUE, JPMORGAN CHASE
               BANK LOC)ss+/-                                                              0.12        03/01/2036        17,000,000
   16,215,000  CHICAGO IL BOARD OF EDUCATION SERIES 3010 (PROPERTY TAX REVENUE,
               AMBAC INSURED)ss+/-                                                         0.45        12/01/2030        16,215,000
    2,000,000  CHICAGO IL NEIGHBORHOODS ALIVE (PROPERTY TAX REVENUE, BANK OF
               AMERICA NA LOC)ss+/-                                                        0.17        01/01/2037         2,000,000
      500,000  CITY OF CHICAGO IL (PROPERTY TAX REVENUE, JPMORGAN CHASE BANK
               LOC)ss+/-                                                                   0.12        01/01/2034           500,000
   18,580,000  COOK COUNTY IL (PROPERTY TAX REVENUE, FIRST SECURITY BANK LOC)ss+/-++       0.21        11/15/2011        18,580,000
    3,140,000  DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-502
               (OTHER REVENUE, FIRST SECURITY BANK LOC)ss+/-                               0.23        01/01/2033         3,140,000
    1,605,000  DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-555
               (OTHER REVENUE, FIRST SECURITY BANK LOC)ss+/-                               0.23        12/01/2021         1,605,000
    4,560,000  DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DBE-534 (OTHER REVENUE,
               AMBAC INSURED)ss+/-                                                         0.23        01/01/2022         4,560,000
    2,585,000  ILLINOIS DEVELOPMENT FINANCE AUTHORITY (OTHER REVENUE, BANK OF
               AMERICA NA LOC)ss+/-                                                        0.20        01/01/2029         2,585,000
    4,370,000  ILLINOIS DEVELOPMENT FINANCE AUTHORITY AURORA CENT CATHOLIC HIGH
               SCHOOL (OTHER REVENUE, JPMORGAN CHASE BANK LOC)ss+/-                        0.25        04/01/2024         4,370,000
    5,480,000  ILLINOIS DEVELOPMENT FINANCE AUTHORITY CHICAGO ACADEMY OF SCIENCES
               (RECREATIONAL FACILITIES REVENUE, JPMORGAN CHASE BANK LOC)ss+/-             0.25        01/01/2033         5,480,000
    4,500,000  ILLINOIS DEVELOPMENT FINANCE AUTHORITY COOK COMMUNICATIONS PROJECT
               (OTHER REVENUE, BANK OF AMERICA NA LOC)ss+/-                                0.50        03/01/2017         4,500,000
    1,000,000  ILLINOIS DEVELOPMENT FINANCE AUTHORITY LAKE FOREST ACADEMY
               (OTHER REVENUE, NORTHERN TRUST CORPORATION LOC)ss+/-                        0.25        12/01/2024         1,000,000

                  82 Wells Fargo Advantage Money Market Funds


                                     Portfolio of Investments--February 28, 2010

NATIONAL TAX-FREE MONEY MARKET FUND

  PRINCIPAL    SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
-------------  ---------------------------------------------------------------------  -------------  -------------  ---------------
ILLINOIS (continued)
$   4,300,000  ILLINOIS DEVELOPMENT FINANCE AUTHORITY LOYALA ACADEMY PROJECT
               (PRIVATE SCHOOL REVENUE, JPMORGAN CHASE BANK LOC)ss+/-                      0.25%       10/01/2031   $     4,300,000
   22,435,000  ILLINOIS DEVELOPMENT FINANCE AUTHORITY MCCORMICK THEOLOGICAL
               PROJECT B (COLLEGE & UNIVERSITY REVENUE, NORTHERN TRUST CORPORATION
               LOC)ss+/-                                                                   0.25        06/01/2035        22,435,000
    9,000,000  ILLINOIS DEVELOPMENT FINANCE AUTHORITY PRESBYTERIAN HOMES PROJECT
               (HCFR, NORTHERN TRUST CORPORATION LOC)ss+/-                                 0.25        04/01/2035         9,000,000
   10,000,000  ILLINOIS DEVELOPMENT FINANCE AUTHORITY ST. IGNATIUS COLLEGE
               (OTHER REVENUE, NORTHERN TRUST CORPORATION LOC)ss+/-                        0.25        06/01/2024        10,000,000
   34,600,000  ILLINOIS DEVELOPMENT FINANCE AUTHORITY YMCA METROPOLITAN CHICAGO
               PROJECT (RECREATIONAL FACILITIES REVENUE, HARRIS TRUST SAVINGS BANK
               LOC)ss+/-                                                                   0.21        06/01/2029        34,600,000
    5,000,000  ILLINOIS EDUCATIONAL FACILITIES AUTHORITY CHICAGO ZOOLOGICAL SOCIETY
               SERIES B (OTHER REVENUE, NORTHERN TRUST CORPORATION LOC)ss+/-               0.25        12/15/2025         5,000,000
      180,000  ILLINOIS EDUCATIONAL FACILITIES AUTHORITY NEWBERRY LIBRARY PROJECT
               (OTHER REVENUE, NORTHERN TRUST CORPORATION LOC)ss+/-                        0.21        03/01/2028           180,000
    8,385,000  ILLINOIS FINANCE AUTHORITY BRADLEY UNIVERSITY SERIES A
               (OTHER REVENUE, NORTHERN TRUST CORPORATION LOC)ss+/-                        0.17        04/01/2033         8,385,000
    5,040,000  ILLINOIS FINANCE AUTHORITY BRITISH HOME RETIRED MEN (HCFR,
               LASALLE NATIONAL BANK NA LOC)ss+/-                                          0.20        11/01/2027         5,040,000
    8,600,000  ILLINOIS FINANCE AUTHORITY ELMHURST MEMORIAL HEALTHCARE SERIES D
               (HCFR, NORTHERN TRUST CORPORATION LOC)ss+/-                                 0.16        01/01/2048         8,600,000
   12,750,000  ILLINOIS FINANCE AUTHORITY LAKE FOREST COUNTRY DAY SCHOOL PROJECT
               (PRIVATE SCHOOL REVENUE, NORTHERN TRUST CORPORATION LOC)ss+/-               0.25        07/01/2035        12,750,000
   11,500,000  ILLINOIS FINANCE AUTHORITY LOYOLA ACADEMY (PRIVATE SCHOOL REVENUE,
               JPMORGAN CHASE BANK LOC)ss+/-                                               0.25        10/01/2037        11,500,000
    8,305,000  ILLINOIS FINANCE AUTHORITY POLLUTION CONTROL (PCR, JPMORGAN CHASE
               BANK LOC)ss+/-                                                              0.20        05/01/2021         8,305,000
   23,815,000  ILLINOIS FINANCE AUTHORITY PRESBYTERIAN HOMES (HFFA REVENUE, NORTHERN
               TRUST CORPORATION LOC)ss+/-                                                 0.25        09/01/2024        23,815,000
   20,000,000  ILLINOIS FINANCE AUTHORITY PRESBYTERIAN HOMES PROJECT
               (OTHER REVENUE, FIRST SECURITY BANK LOC)ss+/-                               0.35        09/01/2031        20,000,000
   10,100,000  ILLINOIS FINANCE AUTHORITY RICHARD H. DRIEHAUS MUSEUM
               (OTHER REVENUE, NORTHERN TRUST CORPORATION LOC)ss+/-                        0.25        02/01/2035        10,100,000
   43,570,000  ILLINOIS FINANCE AUTHORITY SPERTUS INSTITUTE (GO - STATES,
               TERRITORIES, NORTHERN TRUST CORPORATION LOC)ss+/-                           0.25        09/01/2035        43,570,000
   13,000,000  ILLINOIS FINANCE AUTHORITY ST. IGNATIUS COLLEGE (PRIVATE SCHOOL
               REVENUE, JPMORGAN CHASE BANK LOC)ss+/-                                      0.25        12/01/2036        13,000,000
    5,820,000  ILLINOIS FINANCE AUTHORITY THE CATHERINE COOK SCHOOL PROJECT
               (PRIVATE SCHOOL REVENUE, NORTHERN TRUST CORPORATION LOC)ss+/-               0.25        01/01/2037         5,820,000
    7,000,000  ILLINOIS FINANCE AUTHORITY THRESHOLDS PROJECT (HCFR, NORTHERN TRUST
               CORPORATION LOC)ss+/-                                                       0.25        11/01/2035         7,000,000
    3,500,000  ILLINOIS FINANCE AUTHORITY XAVIER UNIVERSITY (COLLEGE & UNIVERSITY
               REVENUE, LASALLE NATIONAL BANK NA LOC)ss+/-                                 0.20        10/01/2033         3,500,000
    3,660,000  ILLINOIS STATE XAVIER UNIVERSITY PROJECT SERIES A (COLLEGE &
               UNIVERSITY REVENUE, LASALLE NATIONAL BANK NA LOC)ss+/-                      0.20        10/01/2032         3,660,000
    2,700,000  LAKE VILLA IL ALLENDALE ASSOCIATION PROJECT (OTHER REVENUE, LASALLE
               NATIONAL BANK NA LOC)ss+/-                                                  0.24        10/01/2026         2,700,000
    5,810,000  MONMOUTH IL INDUSTRIAL PROJECT MONMOUTH COLLEGE PROJECT (COLLEGE &
               UNIVERSITY REVENUE, ALLIED IRISH BANK PLC LOC)ss+/-                         0.45        06/01/2035         5,810,000
    3,415,000  ST. CLAIR COUNTY IL MCKENDREE COLLEGE PROJECT (COLLEGE & UNIVERSITY
               REVENUE, BANK OF AMERICA NA LOC)ss+/-                                       0.20        06/01/2034         3,415,000
    8,315,000  WARREN COUNTY IL MONMOUTH COLLEGE PROJECT (COLLEGE & UNIVERSITY
               REVENUE, ALLIED IRISH BANK PLC LOC)ss+/-                                    0.45        12/01/2032         8,315,000
                                                                                                                        375,285,000
                                                                                                                    ---------------

                   Wells Fargo Advantage Money Market Funds 83


Portfolio of Investments--February 28, 2010

NATIONAL TAX-FREE MONEY MARKET FUND

  PRINCIPAL    SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
-------------  ---------------------------------------------------------------------  -------------  -------------  ---------------
INDIANA: 2.25%
$   2,900,000  DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DBE-549 (OTHER REVENUE, FGIC
               INSURED)ss+/-                                                               0.23%       07/10/2021   $     2,900,000
   21,300,000  GOSHEN IN ECONOMIC DEVELOPMENT GOSHEN COLLEGE PROJECT
               (COLLEGE & UNIVERSITY REVENUE, JPMORGAN CHASE BANK LOC)ss+/-                0.21        10/01/2042        21,300,000
   24,000,000  INDIANA BOND BANK STATE REVENUE PROGRAM NOTES SERIES A
               (OTHER REVENUE, JPMORGAN CHASE BANK LOC)                                    2.00        01/06/2011        24,319,451
    5,470,000  INDIANA FINANCE AUTHORITY NORTHSHORE HEALTH CENTER PROJECT (HCFR,
               HARRIS NA LOC)ss+/-                                                         0.20        07/01/2038         5,470,000
    7,100,000  INDIANA FINANCE AUTHORITY SISTERS OF ST. FRANCIS SERIES H
               (HCFR, JPMORGAN CHASE BANK LOC)ss+/-                                        0.18        09/01/2048         7,100,000
    5,275,000  INDIANA HEFA CLARIAN HEALTH SERIES C (OTHER REVENUE, BRANCH BANKING &
               TRUST LOC)ss+/-                                                             0.18        02/15/2030         5,275,000
    8,880,000  INDIANA HEFA CLARIAN HEALTH SERIES D (OTHER REVENUE,
               BRANCH BANKING & TRUST LOC)ss+/-                                            0.18        02/15/2030         8,880,000
    4,495,000  INDIANA HFFA REVENUE FAYETTE MEMORIAL HOSPITAL ASSOCIATION SERIES A
               (HCFR, US BANK NA LOC)ss+/-                                                 0.14        10/01/2032         4,495,000
    3,425,000  INDIANA STATE DEVELOPMENT FINANCE AUTHORITY SYCAMORE SCHOOL PROJECT
               (PRIVATE SCHOOL REVENUE, US BANK NA LOC)ss+/-                               0.19        08/01/2024         3,425,000
   11,905,000  INDIANAPOLIS IN CANAL SQUARE APARTMENTS (MFHR, FHLMC INSURED)ss+/-          0.20        04/01/2033        11,905,000
    3,400,000  INDIANAPOLIS IN INDUSTRIAL MULTIFAMILY HOUSING WASHINGTON POINTE
               PROJECT A (OTHER REVENUE, FNMA INSURED)ss+/-                                0.19        04/15/2039         3,400,000
    3,800,000  MARION IN ECONOMIC DEVELOPMENT WESLEYAN UNIVERSITY PROJECT
               (COLLEGE & UNIVERSITY REVENUE, BANK OF AMERICA NA LOC)ss+/-                 0.20        06/01/2036         3,800,000
                                                                                                                        102,269,451
                                                                                                                    ---------------
IOWA: 2.16%
   13,900,000  IOWA FINANCE AUTHORITY CARE INITIATIVES PROJECT (OTHER REVENUE,
               KBC BANK NV LOC)ss+/-                                                       0.16        11/01/2026        13,900,000
    2,960,000  IOWA FINANCE AUTHORITY CEDARWOOD HILLS PROJECT SERIES A (MFHR, FHLMC
               INSURED)ss+/-                                                               0.26        05/01/2031         2,960,000
   12,000,000  IOWA FINANCE AUTHORITY GREAT RIVER MEDICAL CENTER PROJECT
               (HCFR, ALLIED IRISH BANK PLC LOC)ss+/-                                      0.24        06/01/2027        12,000,000
    9,465,000  IOWA FINANCE AUTHORITY HOLY FAMILY CATHOLIC SCHOOLS
               (EDUCATIONAL FACILITIES REVENUE, ALLIED IRISH BANK PLC LOC)ss+/-            0.24        03/01/2036         9,465,000
   15,715,000  IOWA FINANCE AUTHORITY STUDENT HOUSING DES MOINES LLC PROJECT A
               (HOUSING REVENUE, CITIBANK NA LOC)ss+/-                                     0.19        06/01/2039        15,715,000
    2,000,000  IOWA HIGHER EDUCATION LOAN AUTHORITY MOUNT MERCY COLLEGE PROJECT
               (COLLEGE & UNIVERSITY REVENUE, BANK OF AMERICA NA LOC)ss+/-                 0.14        07/01/2025         2,000,000
    8,295,000  IOWA HIGHER EDUCATION LOAN AUTHORITY PRIVATE COLLEGE DUBUQUE PROJECT
               (COLLEGE & UNIVERSITY REVENUE, NORTHERN TRUST CORPORATION LOC)ss+/-         0.14        05/01/2029         8,295,000
      395,000  IOWA HIGHER EDUCATION LOAN AUTHORITY PRIVATE COLLEGE PROJECT
               (OTHER REVENUE, JPMORGAN CHASE BANK LOC)ss+/-                               0.15        10/01/2038           395,000
   14,705,000  IOWA HIGHER EDUCATION LOAN AUTHORITY PRIVATE COLLEGES AMBROSE
               (COLLEGE & UNIVERSITY REVENUE, NORTHERN TRUST LOC)ss+/-                     0.14        04/01/2033        14,705,000
    3,985,000  IOWA HIGHER EDUCATION LOAN AUTHORITY PRIVATE COLLEGES DES MOINES
               UNIVERSITY PROJECT (COLLEGE & UNIVERSITY REVENUE, ALLIED IRISH BANK
               PLC LOC)ss+/-                                                               0.24        10/01/2033         3,985,000
   14,815,000  IOWA HIGHER EDUCATION LOAN AUTHORITY PRIVATE COLLEGES UNIVERSITY OF
               DUBUQUE (COLLEGE & UNIVERSITY REVENUE, NORTHERN TRUST CORPORATION
               LOC)ss+/-                                                                   0.14        04/01/2035        14,815,000
                                                                                                                         98,235,000
                                                                                                                    ---------------
KENTUCKY: 0.75%
    3,890,000  CHRISTIAN COUNTY KY ASSOCIATION OF COUNTIES LEASING TRUST SERIES B
               (OTHER REVENUE, US BANK NA LOC)ss+/-                                        0.14        08/01/2037         3,890,000
   10,960,000  JEFFERSON COUNTY KY STUDENT HOUSING UNIVERSITY OF LOUISVILLE PROJECT
               SERIES (LEASE REVENUE, WACHOVIA BANK LOC)ss+/-(o)(o)                        0.20        09/01/2029        10,960,000
    9,425,000  LOUISVILLE & JEFFERSON COUNTY KY METROPOLITAN GOVERNMENT WATERFORD
               PLACE APARTMENTS PROJECT (HOUSING REVENUE, FHLMC INSURED)ss+/-              0.20        01/01/2034         9,425,000
    4,865,000  WILLIAMSTOWN KY LEAGUE OF CITIES FUNDING TRUST SERIES A
               (OTHER REVENUE, US BANK NA LOC)ss+/-                                        0.18        07/01/2038         4,865,000

                  84 Wells Fargo Advantage Money Market Funds


                                     Portfolio of Investments--February 28, 2010

NATIONAL TAX-FREE MONEY MARKET FUND

  PRINCIPAL    SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
-------------  ---------------------------------------------------------------------  -------------  -------------  ---------------
KENTUCKY (CONTINUED)
$   4,900,000  WILLIAMSTOWN KY LEAGUE OF CITIES FUNDING TRUST SERIES B
               (LEASE REVENUE, US BANK NA LOC)ss+/-                                        0.18%       12/01/2038   $     4,900,000
                                                                                                                         34,040,000
                                                                                                                    ---------------
LOUISIANA: 0.91%
      870,000  DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DBE-577 (OTHER REVENUE,
               AMBAC INSURED)ss+/-                                                         0.23        12/01/2020           870,000
    7,845,000  LOUISIANA HFA WOODWARD (HOUSING REVENUE, FHLB INSURED)ss+/-                 0.20        09/01/2033         7,845,000
    9,745,000  LOUISIANA PUBLIC FACILITIES AUTHORITY THIBODAUX PROJECT
               (OTHER REVENUE, ALLIED IRISH BANK PLC LOC)ss+/-                             0.50        12/01/2036         9,745,000
   23,100,000  LOUISIANA STATE SERIES A (PROPERTY TAX REVENUE, BANQUE NATIONALE
               PARIS LOC)ss+/-                                                             0.17        07/15/2026        23,100,000
                                                                                                                         41,560,000
                                                                                                                    ---------------
MAINE: 0.30%
   12,000,000  MAINE FINANCE AUTHORITY FOXCROFT ACADEMY (PRIVATE SCHOOLS REVENUE,
               TD BANKNORTH NA LOC)ss+/-                                                   0.20        06/01/2038        12,000,000
    1,700,000  SOUTH BERWICK ME BERWICK ACADEMY ISSUE (PRIVATE SCHOOL REVENUE,
               ALLIED IRISH BANK PLC LOC)ss+/-                                             0.62        08/01/2024         1,700,000
                                                                                                                         13,700,000
                                                                                                                    ---------------
MARYLAND: 0.31%
    8,000,000  MARYLAND HEALTH & HIGHER EDUCATIONAL FACILITIES AUTHORITY
               (HFFA, TD BANKNORTH NA LOC)ss+/-                                            0.14        07/01/2041         8,000,000
    2,565,000  MONTGOMERY COUNTY MD ECONOMIC DEVELOPMENT
               (HOSPITAL REVENUE, WACHOVIA BANK LOC)ss+/-(o)(o)                            0.28        03/01/2032         2,565,000
    3,555,000  WESTMINSTER MD (COLLEGE & UNIVERSITY REVENUE, WACHOVIA BANK
               LOC)ss+/-(o)(o)                                                             0.18        04/01/2030         3,555,000
                                                                                                                         14,120,000
                                                                                                                    ---------------
MASSACHUSETTS: 1.63%
    4,085,000  DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DBE-528
               (OTHER REVENUE, XLCA INSURED)ss+/-                                          0.21        05/01/2039         4,085,000
    4,650,000  MASSACHUSETTS HEFA (COLLEGE & UNIVERSITY REVENUE)ss+/-                      0.16        11/01/2028         4,650,000
    6,600,000  MASSACHUSETTS STATE DEVELOPMENT FINANCE AGENCY BUCKINGHAM BROWN &
               NICHOLS (ECONOMIC DEVELOPMENT REVENUE, JPMORGAN CHASE BANK LOC)ss+/-        0.19        06/01/2036         6,600,000
   10,600,000  MASSACHUSETTS STATE DEVELOPMENT FINANCE AGENCY SHADY HILL SCHOOL
               (OTHER REVENUE, TD BANKNORTH NA LOC)ss+/-                                   0.20        06/01/2038        10,600,000
    6,375,000  MASSACHUSETTS STATE DEVELOPMENT FINANCE AGENCY SOLOMON SCHECHTER DAY
               SCHOOL (OTHER REVENUE, ALLIED IRISH BANK PLC LOC)ss+/-                      0.62        11/01/2037         6,375,000
    7,600,000  MASSACHUSETTS STATE HEFA BAYSTATE MEDICAL CENTER SERIES J1
               (HCFR, JPMORGAN CHASE BANK LOC)ss+/-                                        0.16        07/01/2044         7,600,000
   24,000,000  MASSACHUSETTS STATE HEFA REVENUE AMHERST COLLEGE SERIES F (COLLEGE &
               UNIVERSITY REVENUE, GO OF INSTITUTION INSURED)ss+/-                         0.16        11/01/2026        24,000,000
   10,000,000  MASSACHUSETTS STATE HEFA SOUTH SHORE PROPERTY SERIES A
               (HCFR, WACHOVIA BANK LOC)ss+/-(o)(o)                                        0.16        07/01/2033        10,000,000
                                                                                                                         73,910,000
                                                                                                                    ---------------
MICHIGAN: 1.55%
   28,070,000  DETROIT MI (SEWER REVENUE, FIRST SECURITY BANK LOC)+/-                      0.23        07/01/2010        28,070,000
    1,660,000  GREEN LAKE TOWNSHIP MI ECONOMIC DEVELOPMENT CORPORATION
               (OTHER REVENUE, JPMORGAN CHASE BANK LOC)ss+/-                               0.14        06/01/2034         1,660,000
    9,585,000  KENTWOOD MI PUBLIC SCHOOLS CLASS A (PROPERTY TAX REVENUE, FIRST
               SECURITY BANK LOC)ss+/-                                                     0.21        05/01/2022         9,585,000
    5,500,000  MICHIGAN STATE HOSPITAL FINANCE AUTHORITY HOLLAND COMMUNITY HOSPITAL
               SERIES B (HOSPITAL REVENUE, BANK ONE MICHIGAN LOC)ss+/-                     0.19        01/01/2034         5,500,000
    8,000,000  MICHIGAN STATE HOSPITAL FINANCE AUTHORITY MCLAREN HEALTH CARE
               SERIES B (OTHER REVENUE, JPMORGAN CHASE BANK LOC)ss+/-                      0.17        10/15/2030         8,000,000
   17,395,000  UNIVERSITY OF MICHIGAN REVENUE SERIES A (COLLEGE & UNIVERSITY
               REVENUE)ss+/-                                                               0.12        04/01/2038        17,395,000
                                                                                                                         70,210,000
                                                                                                                    ---------------

                   Wells Fargo Advantage Money Market Funds 85


Portfolio of Investments--February 28, 2010

NATIONAL TAX-FREE MONEY MARKET FUND

  PRINCIPAL    SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
-------------  ---------------------------------------------------------------------  -------------  -------------  ---------------
MINNESOTA: 5.41%
$   8,925,000  ANDOVER MN PRESBYTERIAN HOMES INCORPORATED PROJECT
               (HOUSING REVENUE, FNMA INSURED)ss+/-                                        0.26%       11/15/2033   $     8,925,000
    1,685,000  ARDEN HILLS MN HOUSING & HEALTHCARE FACILITIES PRESBYTERIAN HOMES
               SERIES A (HCFR, US BANK NA LOC)ss+/-                                        0.14        09/01/2029         1,685,000
      704,000  ARDEN HILLS MN PRESBYTERIAN HOMES SERIES B (HCFR, US BANK NA LOC)ss+/-      0.14        09/01/2029           704,000
    1,650,000  BLOOMINGTON MN BRISTOL VILLAGE (HOUSING REVENUE, FNMA INSURED)ss+/-         0.29        11/15/2032         1,650,000
    5,725,000  BLOOMINGTON MN PRESBYTERIAN HOMES (OTHER REVENUE, FHLMC INSURED)ss+/-       0.26        07/01/2038         5,725,000
      500,000  BROOKLYN CENTER MN BROOKDALE CORPORATION II PROJECT (IDR, FIRSTAR
               BANK NA LOC)ss+/-                                                           0.14        12/01/2014           500,000
    3,495,000  BURNSVILLE MN BERKSHIRE PROJECT SERIES A (MFHR, FNMA INSURED)ss+/-          0.26        07/15/2030         3,495,000
    8,350,000  BURNSVILLE MN SOUTHWIND APARTMENTS PROJECT (MFHR, FHLMC INSURED)ss+/-       0.26        01/01/2035         8,350,000
    3,010,000  CENTER CITY MN HAZELDEN FOUNDATION PROJECT (HCFR, BANK OF NEW YORK
               LOC)ss+/-                                                                   0.14        11/01/2035         3,010,000
    6,900,000  CENTER CITY MN HEALTH CARE FACILITIES HAZELDEN FOUNDATION PROJECT
               (HCFR, ALLIED IRISH BANK PLC LOC)ss+/-                                      0.55        11/01/2020         6,900,000
    2,750,000  CENTER CITY MN HEALTH CARE FACILITIES HAZELDEN FOUNDATION PROJECT
               (HOSPITAL REVENUE, ALLIED IRISH BANK PLC LOC)ss+/-                          0.55        11/01/2027         2,750,000
    3,250,000  CRYSTAL MN MFHR CRYSTAL APARTMENTS PROJECT (MFHR, FHLB INSURED)ss+/-        0.20        05/01/2027         3,250,000
    4,530,000  DAKOTA COUNTY MN CDA CATHOLIC FINANCE CORPORATION (ECONOMIC
               DEVELOPMENT REVENUE, US BANK NA LOC)ss+/-                                   0.28        01/01/2012         4,530,000
    3,685,000  DAKOTA COUNTY MN RDA (OTHER REVENUE, MERRILL LYNCH CAPITAL SERVICES
               LOC)ss+/-                                                                   0.25        06/01/2029         3,685,000
    3,340,000  DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-489 (OTHER REVENUE, AMBAC
               INSURED)ss+/-                                                               0.23        01/01/2030         3,340,000
      800,000  EDEN PRAIRIE MN EDEN GLEN APARTMENTS PROJECT (MFHR, FNMA
               INSURED)ss+/-                                                               0.26        02/15/2031           800,000
    3,080,000  EDINA MN EDINA PARK PLAZA (MFHR, FHLMC INSURED)ss+/-                        0.20        12/01/2029         3,080,000
    8,485,000  INVER GROVE HEIGHTS MN INVER GROVE INCORPORATED PROJECT
               (HOUSING REVENUE, FNMA INSURED)ss+/-                                        0.26        05/15/2035         8,485,000
    1,620,000  MAPLE GROVE MN MFHR BASSWOOD TRAILS PROJECT (HOUSING REVENUE)ss+/-          0.26        03/01/2029         1,620,000
      610,000  MAPLEWOOD MN EDUCATIONAL FACILITIES MOUNDS PARK ACADEMY PROJECT
               (PRIVATE SCHOOL REVENUE, US BANK NA LOC)ss+/-                               0.25        10/01/2023           610,000
    2,940,000  MAPLEWOOD MN EDUCATIONAL FACILITIES MOUNDS PARK ACADEMY PROJECT
               (PRIVATE SCHOOL REVENUE, US BANK NA LOC)ss+/-                               0.25        10/01/2031         2,940,000
   11,915,000  MINNEAPOLIS & ST. PAUL MN HOUSING & RDA CHILDRENS HOSPITALS CLINICS
               SERIES A (OTHER REVENUE, FIRST SECURITY BANK LOC)ss+/-                      0.14        08/15/2037        11,915,000
    1,075,000  MINNEAPOLIS & ST. PAUL MN HOUSING & RDA HEALTH CARE FACILITIES
               SERIES A (HCFR, FIRST SECURITY BANK LOC)ss+/-                               0.14        08/15/2034         1,075,000
      800,000  MINNEAPOLIS MN MACPHAIL CENTER FOR MUSIC PROJECT
               (STATE & LOCAL GOVERNMENTS, US BANK NA LOC)ss+/-                            0.14        08/01/2036           800,000
      175,000  MINNEAPOLIS MN MINNEHAHA ACADEMY PROJECT
               (PRIVATE SCHOOL REVENUE, US BANK NA LOC)ss+/-                               0.14        05/01/2026           175,000
   20,220,000  MINNEAPOLIS & ST. PAUL MN HOUSING & RDA CHILDRENS HEALTH CARE
               SERIES B (HCFR, FIRST SECURITY BANK LOC)ss+/-                               0.13        08/15/2025        20,220,000
    7,320,000  MINNESOTA AGRICULTURE & ECONOMIC DEVELOPMENT BOARD EVANGELICAL
               LUTHERAN PROJECT (HCFR, ALLIED IRISH BANK PLC LOC)ss+/-                     0.55        09/01/2021         7,320,000
      955,000  MINNESOTA STATE CONCORDIA UNIVERSITY SERIES P1 (COLLEGE & UNIVERSITY
               REVENUE, US BANK NA LOC)ss+/-                                               0.14        04/01/2027           955,000
    1,400,000  MINNESOTA STATE HEFAR ST. OLAF COLLEGE SERIES 5H (COLLEGE &
               UNIVERSITY REVENUE, HARRIS TRUST & SAVING BANK LOC)ss+/-                    0.14        10/01/2030         1,400,000
      140,000  MINNESOTA STATE HEFAR TRUSTEES HAMLINE UNIVERSITY SERIES 6E3 (COLLEGE
               & UNIVERSITY REVENUE, HARRIS TRUST SAVINGS BANK LOC)ss+/-                   0.20        10/01/2016           140,000
    5,205,000  MINNESOTA STATE UNIVERSITY OF ST. THOMAS SERIES 4O (COLLEGE &
               UNIVERSITY REVENUE, ALLIED IRISH BANK PLC LOC)ss+/-                         0.50        10/01/2021         5,205,000
   19,330,000  MINNESOTA STATE UNIVERSITY OF ST. THOMAS SERIES 5L (COLLEGE &
               UNIVERSITY REVENUE, ALLIED IRISH BANK PLC LOC)ss+/-                         0.50        04/01/2027        19,330,000
    2,550,000  MINNESOTA STATE UNIVERSITY OF ST. THOMAS SERIES 6H
               (OTHER REVENUE, BANK OF NEW YORK LOC)ss+/-                                  0.18        10/01/2032         2,550,000
    5,520,000  MINNETONKA MN (HOUSING REVENUE, FNMA INSURED)ss+/-                          0.26        05/15/2034         5,520,000
    2,665,000  MINNETONKA MN MINNETONKA HILLS APARTMENTS (MFHR, FNMA INSURED)ss+/-         0.26        11/15/2031         2,665,000
    9,480,000  OAK PARK HEIGHTS MN BOUTWELLS LANDING PROJECT (HOUSING REVENUE,
               FHLMC INSURED)ss+/-                                                         0.26        11/01/2035         9,480,000

                  86 Wells Fargo Advantage Money Market Funds


                                     Portfolio of Investments--February 28, 2010

NATIONAL TAX-FREE MONEY MARKET FUND

  PRINCIPAL    SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
-------------  ---------------------------------------------------------------------  -------------  -------------  ---------------
MINNESOTA (CONTINUED)
$   5,150,000  PINE CITY MN STATE AGENCY (HOUSING REVENUE, FNMA INSURED)ss+/-              0.26%       04/15/2036   $     5,150,000
    2,865,000  PLYMOUTH MN LANCASTER VILLAGE APARTMENTS PROJECT (HOUSING REVENUE,
               FNMA INSURED)ss+/-                                                          0.26        09/15/2031         2,865,000
      300,000  ROSEVILLE MN PRESBYTERIAN HOMES CARE PROJECT (HCFR, US BANK NA
               LOC)ss+/-                                                                   0.14        10/01/2029           300,000
    8,580,000  ROSEWELL MN ROSWELL LLC PROJECT SERIES A (COLLEGE & UNIVERSITY
               REVENUE, SOVEREIGN BANK FSB LOC)ss+/-                                       0.20        07/01/2036         8,580,000
    1,165,000  SPRING LAKE PARK MN SENIOR HOUSING OAK CREST APARTMENTS PROJECT
               (HOUSING REVENUE, US BANK NA LOC)ss+/-                                      0.26        02/15/2033         1,165,000
    2,000,000  ST. ANTHONY MN AUTUMN WOODS HOUSING PROJECT (MFHR, FNMA INSURED)ss+/-       0.26        05/15/2032         2,000,000
    4,780,000  ST. LOUIS PARK MN CATHOLIC FINANCE CORPORATION (EDUCATIONAL
               FACILITIES REVENUE, ALLIED IRISH BANK PLC LOC)ss+/-                         0.45        10/01/2025         4,780,000
    8,000,000  ST. LOUIS PARK MN INDEPENDENT SCHOOL DISTRICT # 283 SERIES D
               (PROPERTY TAX REVENUE, SCHOOL DISTRICT CREDIT PROGRAM INSURED)              1.50        09/29/2010         8,042,470
   11,300,000  ST. LOUIS PARK MN KNOLLWOOD PLACE (MFHR, FNMA INSURED)ss+/-                 0.26        10/01/2035        11,300,000
    1,045,000  ST. LOUIS PARK MN PARKSHORE PROJECT (MFHR, FNMA INSURED)ss+/-               0.26        08/01/2034         1,045,000
    1,000,000  ST. PAUL MN HOUSING & RDA HIGHLAND RIDGE PROJECT (MFHR, FNMA
               INSURED)ss+/-                                                               0.26        10/01/2033         1,000,000
    5,510,000  ST. PAUL MN HOUSING & RDA PUBLIC RADIO PROJECT
               (OTHER REVENUE, ALLIED IRISH BANK PLC LOC)ss+/-                             0.24        05/01/2022         5,510,000
    5,020,000  ST. PAUL MN HOUSING & RDA PUBLIC RADIO PROJECT
               (MFHR, ALLIED IRISH BANK PLC LOC)ss+/-                                      0.24        10/01/2025         5,020,000
      400,000  ST. PAUL MN HOUSING & RDA SCIENCE MUSEUM OF MINNESOTA SERIES A
               (RECREATIONAL FACILITIES REVENUE, US BANK NA LOC)ss+/-                      0.22        05/01/2027           400,000
      625,000  ST. PAUL MN PORT AUTHORITY (OTHER REVENUE, DEUTSCHE BANK AG LOC)ss+/-       0.20        12/01/2028           625,000
      650,000  ST. PAUL MN PORT AUTHORITY AMHERST H WILDER FOUNDATION SERIES 06-3
               (RECREATIONAL FACILITIES REVENUE, BANK OF NEW YORK LOC)ss+/-                0.14        04/01/2036           650,000
    1,680,000  ST. PAUL MN PORT AUTHORITY DISTRICT COOLING SERIES 13-FF (IDR,
               DEUTSCHE BANK AG LOC)ss+/-                                                  0.20        03/01/2029         1,680,000
    1,765,000  ST. PAUL MN PORT AUTHORITY DISTRICT HEATING SERIES 14-S
               (OTHER REVENUE, DEUTSCHE BANK AG LOC)ss+/-                                  0.20        12/01/2028         1,765,000
    1,000,000  ST. PAUL MN PORT AUTHORITY DISTRICT SERIES 11DD (OTHER REVENUE,
               DEUTSCHE BANK AG LOC)ss+/-                                                  0.20        03/01/2029         1,000,000
    3,070,000  ST. PAUL MN PORT AUTHORITY DISTRICT SERIES 9BB (OTHER REVENUE,
               DEUTSCHE BANK AG LOC)ss+/-                                                  0.20        03/01/2029         3,070,000
    1,000,000  ST. PAUL MN PORT AUTHORITY TAX INCREMENT WESTGATE OFFICE & INDUSTRIAL
               CENTER PROJECT (IDR, US BANK NA LOC)ss+/-                                   0.35        02/01/2015         1,000,000
    8,310,000  ST. PAUL MN PUBLIC RADIO PROJECT SERIES 7 (OTHER REVENUE, ALLIED
               IRISH BANK PLC LOC)ss+/-                                                    0.24        05/01/2025         8,310,000
    5,720,000  UNIVERSITY OF MINNESOTA SERIES A (COLLEGE & UNIVERSITY REVENUE, GO OF
               UNIVERSITY)ss+/-                                                            0.22        08/15/2031         5,720,000
                                                                                                                        245,761,470
                                                                                                                    ---------------
MISSISSIPPI: 0.61%
      100,000  JACKSON COUNTY MS PORT FACILITY REVENUE CHEVRON USA INCORPORATED
               PROJECT (LDR)ss+/-                                                          0.13        06/01/2023           100,000
   10,000,000  MISSISSIPPI BUSINESS FINANCE CORPORATION CHEVRON USA (IDR)ss+/-             0.11        12/01/2030        10,000,000
   17,600,000  MISSISSIPPI BUSINESS FINANCE CORPORATION TINDALL CORPORATION PROJECT
               (IDR, WACHOVIA BANK LOC)ss+/-(o)(o)                                         0.18        04/01/2028        17,600,000
                                                                                                                         27,700,000
                                                                                                                    ---------------
MISSOURI: 2.40%
    4,300,000  INDEPENDENCE MO IDA THE MANSIONS PROJECT (MFHR, FHLMC INSURED)ss+/-         0.20        08/01/2035         4,300,000
    6,000,000  JACKSON COUNTY MO IDA KANSAS CITY HOSPICE (OTHER REVENUE, FIFTH THIRD
               BANK LOC)ss+/-                                                              0.20        01/01/2030         6,000,000
   17,700,000  KANSAS CITY MO IDA REVENUE EWING MARION KAUFFMAN FOUNDATION (OTHER
               REVENUE)ss+/-                                                               0.14        04/01/2027        17,700,000
    1,905,000  KANSAS CITY MO IDA REVENUE EWING MARION KAUFFMAN FOUNDATION SERIES A
               (OTHER REVENUE)ss+/-                                                        0.14        04/01/2027         1,905,000
    7,820,000  MISSOURI STATE DEVELOPMENT FINANCE BOARD ASSOCIATION OF MUNICIPAL
               UTILITIES (LEASE REVENUE, US BANK NA LOC)ss+/-                              0.14        06/01/2033         7,820,000
   13,000,000  MISSOURI STATE DEVELOPMENT FINANCE BOARD EWING MARION KAUFFMAN
               FOUNDATION PROJECT SERIES A (OTHER REVENUE)ss+/-                            0.14        06/01/2037        13,000,000
    5,300,000  MISSOURI STATE HEFA CHILDRENS MERCY HOSPITAL SERIES A (HCFR, UBS AG
               LOC)ss+/-                                                                   0.19        05/15/2032         5,300,000
    2,000,000  MISSOURI STATE HEFA CHILDRENS MERCY HOSPITAL SERIES B (HCFR, UBS AG
               LOC)ss+/-                                                                   0.19        05/15/2023         2,000,000
   10,000,000  MISSOURI STATE HEFA MOTHER OF GOOD COUNSEL HOME PROJECT
               (HCFR, ALLIED IRISH BANK PLC LOC)ss+/-                                      0.50        07/01/2037        10,000,000

                  Wells Fargo Advantage Money Market Funds 87


Portfolio of Investments--February 28, 2010

NATIONAL TAX-FREE MONEY MARKET FUND

  PRINCIPAL    SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
-------------  ---------------------------------------------------------------------  -------------  -------------  ---------------
MISSOURI (continued)
$   5,575,000  MISSOURI STATE HEFA RANKEN TECHNICAL COLLEGE (COLLEGE & UNIVERSITY
               REVENUE, RADIAN INSURED)ss+/-                                               0.14%       11/15/2031   $     5,575,000
    6,000,000  MISSOURI STATE HEFA WASHINGTON UNIVERSITY SERIES B (COLLEGE &
               UNIVERSITY REVENUE, JPMORGAN CHASE BANK LOC)ss+/-                           0.13        02/15/2033         6,000,000
    5,615,000  MISSOURI STATE HIGHWAY & TRANSPORTATION COMMISSION MULTI MODAL THIRD
               LIEN B2 (TOLL ROAD REVENUE, STATE STREET BANK & TRUST COMPANY NA
               LOC)ss+/-                                                                   0.17        05/01/2015         5,615,000
    5,000,000  ST LOUIS MO IDA VARIOUS ST. LUKES PLAZA APARTMENTS (MFHR, BANK OF
               AMERICA NA LOC)ss+/-                                                        0.23        08/01/2017         5,000,000
    1,765,000  ST. LOUIS COUNTY MO IDA HEATHERBROOK GARDENS (HOUSING REVENUE, US
               BANK NA LOC)ss+/-                                                           0.55        03/01/2022         1,765,000
   16,000,000  ST. LOUIS COUNTY MO IDA PELICAN COVE PROJECT (MFHR, FNMA
               INSURED)ss+/-                                                               0.20        03/15/2034        16,000,000
    1,000,000  ST. LOUIS COUNTY MO IDA WHITFIELD SCHOOL INCORPORATED SERIES B
               (COLLEGE & UNIVERSITY REVENUE, US BANK NA LOC)ss+/-                         0.25        06/15/2024         1,000,000
                                                                                                                        108,980,000
                                                                                                                    ---------------
NEBRASKA: 0.55%
   20,000,000  CENTRAL PLAINS NE ENERGY PROJECT # 2 (OTHER REVENUE)ss+/-                   0.19        08/01/2039        20,000,000
    5,100,000  NUCKOLLS COUNTY NE AGREX INCORPORATED PROJECT
               (OTHER REVENUE, JPMORGAN CHASE BANK LOC)ss+/-                               0.21        02/01/2015         5,100,000
                                                                                                                         25,100,000
                                                                                                                    ---------------
NEVADA: 1.64%
   18,795,000  CLARK COUNTY NV ECONOMIC DEVELOPMENT OPPORTUNITY VILLAGE FOUNDATION
               PROJECT (OTHER REVENUE, ALLIED IRISH BANK PLC LOC)ss+/-                     0.62        01/01/2037        18,795,000
    9,700,000  CLARK COUNTY NV LUTHERAN SECONDARY SCHOOL ASSOCIATION PROJECT
               (PRIVATE SCHOOL REVENUE, ALLIED IRISH BANK PLC LOC)ss+/-                    0.62        02/01/2030         9,700,000
   34,000,000  LAS VEGAS NV ECONOMIC DEVELOPMENT (OTHER REVENUE, BANK OF NEW YORK
               LOC)ss+/-                                                                   0.20        10/01/2035        34,000,000
   11,910,000  RENO NV CAPITAL IMPROVEMENT SERIES A (TAX REVENUE, BANK OF AMERICA NA
               LOC)ss+/-                                                                   0.20        06/01/2032        11,910,000
                                                                                                                         74,405,000
                                                                                                                    ---------------
NEW HAMPSHIRE: 2.07%
    8,000,000  MERRIMACK COUNTY NH (PROPERTY TAX REVENUE)                                  1.00        12/30/2010         8,026,617
    4,820,000  NEW HAMPSHIRE HEFA BREWSTER ACADEMY (COLLEGE & UNIVERSITY REVENUE,
               ALLIED IRISH BANK PLC LOC)ss+/-                                             0.45        09/01/2031         4,820,000
   13,305,000  NEW HAMPSHIRE HEFA COLBY SAWYER COLLEGE (EDUCATIONAL FACILITIES
               REVENUE, ALLIED IRISH BANK PLC LOC)ss+/-                                    0.49        09/01/2036        13,305,000
    6,585,000  NEW HAMPSHIRE HEFA CROTCHED MOUNTAIN REHABILITATION (HFFA REVENUE,
               ALLIED IRISH BANK PLC LOC)ss+/-                                             0.45        01/01/2037         6,585,000
   12,840,000  NEW HAMPSHIRE HEFA FRISBIE MEMORIAL HOSPITAL
               (HFFA REVENUE, BANK OF AMERICA NA LOC)ss+/-                                 0.19        10/01/2036        12,840,000
    4,085,000  NEW HAMPSHIRE HEFA PROCTER ACADEMY (OTHER REVENUE, ALLIED IRISH BANK
               PLC LOC)ss+/-                                                               0.45        07/01/2038         4,085,000
   30,415,000  NEW HAMPSHIRE HEFA ST. ANSELM COLLEGE (OTHER REVENUE, RBS CITIZENS NA
               LOC)ss+/-                                                                   0.20        06/01/2038        30,415,000
    8,200,000  NEW HAMPSHIRE HEFA TILTON SCHOOL (OTHER REVENUE, BANK OF NOVA SCOTIA
               LOC)ss+/-                                                                   0.22        02/01/2036         8,200,000
    5,670,000  NEW HAMPSHIRE STATE BUSINESS FINANCE AUTHORITY ALICE PECK DAY HEALTH
               SYSTEM (HOUSING REVENUE, TD BANKNORTH NA LOC)ss+/-                          0.13        10/01/2043         5,670,000
                                                                                                                         93,946,617
                                                                                                                    ---------------
NEW JERSEY: 0.52%
    5,400,000  DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DBE-511 (OTHER REVENUE,
               NATL-RE INSURED)ss+/-                                                       0.22        01/01/2032         5,400,000
   10,000,000  NEW JERSEY ECONOMIC DEVELOPMENT AUTHORITY (NATURAL GAS REVENUE,
               BANK OF AMERICA NA LOC)ss+/-                                                0.14        06/01/2026        10,000,000
      620,000  NEW JERSEY ECONOMIC DEVELOPMENT AUTHORITY (OTHER REVENUE, AGC-ICC
               INSURED)ss+/-                                                               0.24        06/15/2012           620,000
    1,310,000  NEW JERSEY ECONOMIC DEVELOPMENT AUTHORITY
               (OTHER REVENUE, BANK OF NOVA SCOTIA LOC)ss+/-                               0.14        09/01/2031         1,310,000
    1,200,000  NEW JERSEY ECONOMIC DEVELOPMENT AUTHORITY FACILITIES CONSTRUCTURE
               SERIES R1 (OTHER REVENUE, BANK OF NOVA SCOTIA LOC)ss+/-                     0.11        09/01/2031         1,200,000

                  88 Wells Fargo Advantage Money Market Funds


                                     Portfolio of Investments--February 28, 2010

NATIONAL TAX-FREE MONEY MARKET FUND

  PRINCIPAL    SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
-------------  ---------------------------------------------------------------------  -------------  -------------  ---------------
NEW JERSEY (continued)
$   2,550,000  NEW JERSEY STATE TRANSPORTATION SERIES 146 (FUEL SALES TAX REVENUE,
               FIRST SECURITY BANK LOC)ss+/-                                               0.23%       12/15/2011   $     2,550,000
    2,500,000  SOUTH RIVER BOROUGH NJ (PROPERTY TAX REVENUE)                               1.50        12/21/2010         2,516,047
                                                                                                                         23,596,047
                                                                                                                    ---------------
NEW MEXICO: 1.71%
    5,000,000  NEW MEXICO FINANCE AUTHORITY STATE SUBSERIES A1 (OTHER REVENUE,
               STATE STREET BANK & TRUST COMPANY NA LOC)ss+/-                              0.18        06/15/2024         5,000,000
    6,000,000  NEW MEXICO FINANCE AUTHORITY STATE SUBSERIES A2 (OTHER REVENUE, UBS
               AG LOC)ss+/-                                                                0.15        06/15/2024         6,000,000
   26,575,000  NEW MEXICO FINANCE AUTHORITY STATE SUBSERIES B2 (OTHER REVENUE, UBS
               AG LOC)ss+/-                                                                0.19        12/15/2026        26,575,000
   40,000,000  NEW MEXICO MUNICIPAL ENERGY ACQUISITION AUTHORITY (NATURAL GAS
               REVENUE)ss+/-                                                               0.19        11/01/2039        40,000,000
                                                                                                                         77,575,000
                                                                                                                    ---------------
NEW YORK: 7.66%
   10,300,000  BUFFALO NY MUNICIPAL WATER FINANCE AUTHORITY
               (WATER REVENUE, JPMORGAN CHASE BANK LOC)ss+/-                               0.17        07/01/2035        10,300,000
   38,970,000  CITY OF NEW YORK NY (PROPERTY TAX REVENUE, TORONTO DOMINION BANK
               LOC)ss+/-                                                                   0.16        09/01/2027        38,970,000
    4,000,000  INDIAN RIVER CENTRAL SCHOOL DISTRICT AT PHILADELPHIA (NEW YORK)
               (PROPERTY TAX REVENUE, STATE AID WITHHOLDING)                               1.50        07/15/2010         4,010,610
    2,545,000  LONG BEACH NY (PROPERTY TAX REVENUE)                                        1.00        06/25/2010         2,549,748
    5,000,000  MARLBORO CENTRAL SCHOOL DISTRICT (NEW YORK) (PROPERTY TAX REVENUE,
               STATE AID WITHHOLDING)                                                      1.50        07/23/2010         5,016,175
    5,000,000  MARLBORO CENTRAL SCHOOL DISTRICT (NEW YORK) (PROPERTY TAX REVENUE,
               STATE AID WITHHOLDING)                                                      1.50        10/21/2010         5,026,523
   11,215,000  METROPOLITAN NY TRANSITION AUTHORITY (TRANSPORTATION REVENUE, AMBAC
               INSURED)ss+/-                                                               0.45        11/15/2023        11,215,000
    4,000,000  NEW YORK CITY MUNICIPAL WATER FINANCE AUTHORITY (WATER REVENUE)ss+/-        0.14        06/15/2038         4,000,000
   43,905,000  NEW YORK CITY TRANSITIONAL FINANCE AUTHORITY (TAX INCREMENTAL
               REVENUE, DEXIA CREDIT LOCAL DE FRANCE LOC)ss+/-                             0.22        11/01/2022        43,905,000
   14,800,000  NEW YORK CITY TRANSITIONAL FINANCE AUTHORITY BUILDING AID CLASS A
               (TAX REVENUE, FIRST SECURITY BANK LOC)ss+/-                                 0.21        01/15/2037        14,800,000
   18,335,000  NEW YORK CONVENTION CENTER DEVELOPMENT CORPORATION FLOATER SERIES
               3095 (HOTEL OCCUPANCY TAX REVENUE, AMBAC INSURED)ss+/-++                    0.20        11/15/2044        18,335,000
   39,605,000  NEW YORK METROPOLITAN TRANSPORTATION AUTHORITY (TRANSPORTATION
               REVENUE, FIRST SECURITY BANK LOC)ss+/-                                      0.23        11/15/2025        39,605,000
   16,170,000  NEW YORK NY CITY TRANSITIONAL FINANCE AUTHORITY NYC RECOVERY SERIES 1
               SUB 1C (INCOME TAX REVENUE)ss+/-                                            0.12        11/01/2022        16,170,000
   21,750,000  NEW YORK NY CITY TRANSITIONAL FINANCE AUTHORITY NYC RECOVERY SERIES 3
               (TAX REVENUE)ss+/-                                                          0.22        11/01/2022        21,750,000
      400,000  NEW YORK NY SERIES J4 (PROPERTY TAX REVENUE)ss+/-                           0.14        08/01/2028           400,000
   10,900,000  NEW YORK NY SERIES L5 (PROPERTY TAX REVENUE)ss+/-                           0.12        04/01/2035        10,900,000
    9,400,000  NEW YORK NY SUBSERIES B2 (PROPERTY TAX REVENUE, JPMORGAN CHASE BANK
               LOC)ss+/-                                                                   0.14        08/15/2018         9,400,000
   74,405,000  NEW YORK NY SUBSERIES E4 (OTHER REVENUE, FORTIS BANQUE LOC)ss+/-            0.18        03/01/2034        74,405,000
    6,700,000  NEW YORK NY SUBSERIES F4 (PROPERTY TAX REVENUE, ROYAL BANK OF
               SCOTLAND LOC)ss+/-                                                          0.18        09/01/2035         6,700,000
    3,500,000  PEMBROKE CENTRAL SCHOOL DISTRICT (PROPERTY TAX REVENUE, STATE AID
               WITHHOLDING)                                                                1.00        06/21/2010         3,502,268
    7,000,000  WATERVLIET CITY SCHOOL DISTRICT (NEW YORK) (PROPERTY TAX REVENUE,
               STATE AID WITHHOLDING)                                                      1.50        01/27/2011         7,044,820
                                                                                                                        348,005,144
                                                                                                                    ---------------
NORTH CAROLINA: 1.65%
   10,000,000  DURHAM COUNTY NC CTFS PARTICIPATION (OTHER REVENUE, SUNTRUST BANK
               LOC)ss+/-                                                                   0.19        06/01/2034        10,000,000
    6,000,000  NORTH CAROLINA CAPITAL FACILITIES FINANCE AGENCY CAMPBELL UNIVERSITY
               (COLLEGE & UNIVERSITY REVENUE, BRANCH BANKING & TRUST LOC)ss+/-             0.19        10/01/2034         6,000,000
    6,835,000  NORTH CAROLINA CAPITAL FACILITIES FINANCE AGENCY O'NEAL SCHOOL
               PROJECT (OTHER REVENUE, WACHOVIA BANK LOC)ss+/-(o)(o)                       0.18        09/01/2029         6,835,000
    1,045,000  NORTH CAROLINA EDUCATIONAL FACILITIES FINANCE AGENCY CHARLOTTE DAY
               SCHOOL (PRIVATE SCHOOL REVENUE, BANK OF AMERICA NA LOC)ss+/-                0.20        08/01/2020         1,045,000
   11,725,000  NORTH CAROLINA MEDICAL CARE COMMISSION CAROL WOODS PROJECT (HCFR,
               RADIAN INSURED)ss+/-                                                        0.13        04/01/2031        11,725,000
    9,115,000  NORTH CAROLINA MEDICAL CARE COMMISSION POOLED EQUIPMENT FINANCING
               PROJECT (HCFR, KBC BANK NV LOC)ss+/-                                        0.18        12/01/2025         9,115,000

                  Wells Fargo Advantage Money Market Funds 89


Portfolio of Investments--February 28, 2010

NATIONAL TAX-FREE MONEY MARKET FUND

  PRINCIPAL    SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
-------------  ---------------------------------------------------------------------  -------------  -------------  ---------------
NORTH CAROLINA (continued)
$   4,800,000  NORTH CAROLINA MEDICAL CARE COMMISSION UNIVERSITY HEALTH SYSTEM
               SERIES B1 (HCFR, BRANCH BANKING & TRUST LOC)ss+/-                           0.16%       12/01/2036   $     4,800,000
   15,300,000  NORTH CAROLINA MEDICAL CARE COMMISSION UNIVERSITY HEALTH SYSTEM
               SERIES B2 (HCFR, BRANCH BANKING & TRUST LOC)ss+/-                           0.18        12/01/2036        15,300,000
    4,680,000  NORTH CAROLINA MEDICAL CARE COMMISSION WAYNE MEMORIAL HOSPITAL
               (HCFR, BRANCH BANKING & TRUST LOC)ss+/-                                     0.17        10/01/2036         4,680,000
    2,170,000  NORTH CAROLINA MEDICAL CARE COMMUNITY PRESBYTERIAN HOME PROJECT
               (HCFR, WACHOVIA BANK LOC)ss+/-(o)(o)                                        0.18        08/01/2024         2,170,000
    3,500,000  PIEDMONT TRIAD NC AIRPORT AUTHORITY SERIES A (AIRPORT REVENUE,
               BRANCH BANKING & TRUST LOC)ss+/-                                            0.20        07/01/2032         3,500,000
                                                                                                                         75,170,000
                                                                                                                    ---------------
OHIO: 3.29%
    8,600,000  CLEVELAND OH AIRPORT SYSTEM SERIES D (AIRPORT REVENUE, KBC BANK NV
               LOC)ss+/-                                                                   0.28        01/01/2024         8,600,000
   11,365,000  CUYAHOGA COUNTY OH ECONOMIC DEVELOPMENT CLEVELAND BOTANICAL GARDENS
               PROJECT (COLLEGE & UNIVERSITY REVENUE, ALLIED IRISH BANK PLC
               LOC)ss+/-                                                                   0.49        07/01/2031        11,365,000
    5,400,000  CUYAHOGA COUNTY OH HOUSING CORPORATION SERIES A
               (COLLEGE & UNIVERSITY REVENUE, PNC BANK NA LOC)ss+/-                        0.17        08/01/2042         5,400,000
    6,665,000  FRANKLIN COUNTY OH CHELSEA FIRST COMMUNITY VILLAGE PROJECT
               (HFFA REVENUE, BANK OF AMERICA NA LOC)ss+/-                                 0.20        03/01/2036         6,665,000
   15,555,000  FRANKLIN COUNTY OH HEALTH CARE FACILITIES MOTHER ANGELINE MCCRORY
               PROJECT (HCFR, ALLIED IRISH BANK PLC LOC)ss+/-                              0.50        04/01/2035        15,555,000
    9,025,000  FRANKLIN COUNTY OH US HEALTH CORPORATION SERIES A (HCFR, US BANK NA
               LOC)ss+/-                                                                   0.16        12/01/2021         9,025,000
    4,575,000  GEAUGA COUNTY OH SISTERS OF NOTRE DAME PROJECT
               (OTHER REVENUE, ALLIED IRISH BANK PLC LOC)ss+/-                             0.54        08/01/2016         4,575,000
   12,390,000  HAMILTON COUNTY OH PARKING SYSTEM (OTHER REVENUE, JPMORGAN CHASE BANK
               LOC)ss+/-                                                                   0.20        12/01/2026        12,390,000
   22,350,000  LANCASTER OH PORT AUTHORITY (OTHER REVENUE)ss+/-                            0.19        05/01/2038        22,350,000
   13,805,000  OHIO STATE HIGHER EDUCATION FACILITIES OHIO DOMINICAN UNIVERSITY
               PROJECT (OTHER REVENUE, JPMORGAN CHASE BANK LOC)ss+/-                       0.20        12/01/2037        13,805,000
    9,800,000  PORTAGE COUNTY OH ROBINSON MEMORIAL HOSPITAL (HCFR, JPMORGAN CHASE
               BANK LOC)ss+/-                                                              0.23        09/01/2033         9,800,000
    2,810,000  WARREN COUNTY OH CINCINNATI ELECTRICITY CORPORATION PROJECT
               (IDR, BANK OF NOVA SCOTIA LOC)ss+/-                                         0.40        09/01/2015         2,810,308
   16,552,000  WARREN COUNTY OH HEALTH CARE FACILITIES OTTERBEIN HOMES SERIES B
               (HCFR, US BANK NA LOC)ss+/-                                                 0.18        07/01/2023        16,552,000
   10,535,000  WASHINGTON COUNTY OH MARIETTA AREA HEALTH PROJECT
               (OTHER REVENUE, JPMORGAN CHASE BANK LOC)ss+/-                               0.18        03/01/2033        10,535,000
                                                                                                                        149,427,308
                                                                                                                    ---------------
OKLAHOMA: 0.55%
    8,155,000  EDMOND OK ECONOMIC DEVELOPMENT AUTHORITY EDMOND PROJECT SERIES A
               (COLLEGE & UNIVERSITY REVENUE, ALLIED IRISH BANK PLC LOC)ss+/-              0.39        06/01/2031         8,155,000
    4,695,000  OKLAHOMA STATE IDA TEAL RIDGE MANOR CORPORATION PROJECT
               (HCFR, BANK OF AMERICA NA LOC)ss+/-                                         0.50        11/01/2018         4,695,000
   10,090,000  OKLAHOMA STATE MUNICIPAL POWER AUTHORITY SERIES 1880
               (ELECTRIC REVENUE, FGIC INSURED)ss+/-                                       0.40        01/01/2015        10,090,000
    2,100,000  OKLAHOMA TURNPIKE AUTHORITY (HIGHWAY TOLL REVENUE)ss+/-                     0.14        01/01/2028         2,100,000
                                                                                                                         25,040,000
                                                                                                                    ---------------
OREGON: 0.28%
    4,140,000  MEDFORD OR HOSPITAL FACILITIES AUTHORITY CASCADE MANOR PROJECT
               (HCFR, KBC BANK NV LOC)ss+/-                                                0.17        07/01/2036         4,140,000
      800,000  MULTNOMAH COUNTY OR HOSPITAL FACILITIES AUTHORITY HOLLADAY PARK PLAZA
               PROJECT (HCFR, ALLIED IRISH BANK PLC LOC)ss+/-                              0.25        11/15/2033           800,000
    3,995,000  MULTNOMAH COUNTY OR HOSPITAL FACILITIES AUTHORITY OREGON BAPTIST
               RETIREMENT (HCFR, US BANK NA LOC)ss+/-                                      0.19        11/01/2034         3,995,000

                   90 Wells Fargo Advantage Money Market Funds


                                     Portfolio of Investments--February 28, 2010

NATIONAL TAX-FREE MONEY MARKET FUND

  PRINCIPAL    SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
-------------  ---------------------------------------------------------------------  -------------  -------------  ---------------
OREGON (continued)
$   3,700,000   OREGON STATE FACILITIES AUTHORITY HAZELDEN SPRINGBROOK PROJECT A
               (OTHER REVENUE, ALLIED IRISH BANK PLC LOC)ss+/-                             0.55%       11/01/2025   $     3,700,000
                                                                                                                         12,635,000
                                                                                                                    ---------------
OTHER: 0.23%
   10,475,000  PUTTABLE FLOATING OPTION TAX EXEMPT RECEIPTS 4202 (PROPERTY TAX
               REVENUE, FGIC INSURED)ss+/-                                                 0.45        06/01/2034        10,475,000
                                                                                                                    ---------------
PENNSYLVANIA: 3.69%
   13,275,000  ALLEGHENY COUNTY PA HOSPITAL DEVELOPMENT AUTHORITY UPMC SENIOR LIVING
               CORPORATION (HCFR, FNMA INSURED)ss+/-                                       0.19        07/15/2028        13,275,000
   10,000,000  BEAVER COUNTY PA IDA ELECTRIC COMPANY PROJECT SERIES A (ELECTRIC
               POWER & LIGHT REVENUE, BANK OF NOVA SCOTIA LOC)ss+/-                        0.18        11/01/2020        10,000,000
   22,200,000  BEAVER COUNTY PA IDA FIRSTENERGY NUCLEAR SERIES B (IDR, CITIBANK NA
               LOC)ss+/-                                                                   0.17        12/01/2035        22,200,000
   10,000,000  BEAVER COUNTY PA IDA MET EDISON COMPANY PROJECT SERIES A (OTHER
               REVENUE, BANK OF SCOTLAND LOC)ss+/-                                         0.18        07/15/2021        10,000,000
    2,800,000  DELAWARE COUNTY PA AUTHORITY ELWYN PROJECT SERIES B
               (OTHER REVENUE, WACHOVIA BANK LOC)ss+/-(o)(o)                               0.13        06/01/2020         2,800,000
   11,150,000  DEUTSCHE BANK SPEARS LIFERS TRUST DB-247 (OTHER REVENUE, AMBAC
               INSURED)ss+/-                                                               0.19        10/01/2025        11,150,000
    5,110,000  GROVE CITY PA AREA HOSPITAL AUTHORITY JOHN XXIII HOME PROJECT
               (HCFR, ALLIED IRISH BANK PLC LOC)ss+/-                                      0.54        02/01/2030         5,110,000
    3,135,000  LANCASTER COUNTY PA HOSPITAL AUTHORITY HEALTH SYSTEM LANCASTER
               GENERAL HOSPITAL (HOSPITAL REVENUE, BANK OF AMERICA NA LOC)ss+/-            0.20        07/01/2041         3,135,000
   10,320,000  LANCASTER COUNTY PA CONVENTION CENTER HOTEL ROOM RENT TAX
               (OTHER REVENUE, WACHOVIA BANK LOC)ss+/-(o)(o)                               0.18        03/01/2047        10,320,000
    3,530,000  LANCASTER COUNTY PA HOSPITAL AUTHORITY MASONIC HOMES PROJECT SERIES A
               (HCFR, WACHOVIA BANK LOC)ss+/-(o)(o)                                        0.13        09/01/2031         3,530,000
    2,160,000  LANCASTER COUNTY PA HOSPITAL AUTHORITY MASONIC HOMES PROJECT SERIES B
               (HCFR, WACHOVIA BANK LOC)ss+/-(o)(o)                                        0.13        05/01/2032         2,160,000
   15,095,000  LANCASTER COUNTY PA HOSPITAL AUTHORITY MASONIC HOMES PROJECT SERIES C
               (HCFR, WACHOVIA BANK LOC)ss+/-(o)(o)                                        0.13        11/01/2019        15,095,000
    7,250,000  PENNSYLVANIA STATE HEFAR HONEYSUCKLE STUDENT HOLDING SERIES A
               (COLLEGE & UNIVERSITY REVENUE, ALLIED IRISH BANK PLC LOC)ss+/-              0.29        07/01/2034         7,250,000
    4,170,000  PENNSYLVANIA STATE HEFAR STUDENT HOUSING REVENUE SERIES A
               (OTHER REVENUE, SOVEREIGN BANK FSB LOC)ss+/-                                0.20        11/01/2036         4,170,000
    8,425,000  PHILADELPHIA PA AUTHORITY FOR INDUSTRIAL DEVELOPMENT CHESTNUT HILL
               COLLEGE SERIES B (EDUCATIONAL FACILITIES REVENUE, WACHOVIA BANK
               LOC)ss+/-(o)(o)                                                             0.28        10/01/2036         8,425,000
   20,000,000  PHILADELPHIA PA SCHOOL DISTRICT SUBSERIES A2
               (PROPERTY TAX REVENUE, STATE AID WITHHOLDING)ss+/-                          0.18        12/01/2030        20,000,000
    2,360,000  PUTTABLE FLOATING OPTION TAX-EXEMPT RECEIPTS SERIES P-FLOATS-MT-636
               (OTHER REVENUE, BANK OF AMERICA NA LOC)ss+/-++                              0.24        02/01/2031         2,360,000
    9,000,000  RBC MUNICIPAL PRODUCTS INCORPORATED TRUST SERIES C13
               (HCFR, ROYAL BANK OF CANADA LOC)ss+/-++                                     0.20        11/01/2011         9,000,000
    7,505,000  RBC MUNICIPAL PRODUCTS INCORPORATED TRUST SERIES E11
               (HCFR, ROYAL BANK OF CANADA LOC)ss+/-++                                     0.20        12/01/2011         7,505,000
                                                                                                                        167,485,000
                                                                                                                    ---------------
PUERTO RICO: 0.16%
    7,395,000  PUERTO RICO COMMONWEALTH HIGHWAY & TRANSPORTATION AUTHORITY SERIES A
               (FUEL SALES TAX REVENUE, BANK OF NOVA SCOTIA LOC)ss+/-                      0.20        07/01/2028         7,395,000
                                                                                                                    ---------------
SOUTH CAROLINA: 1.09%
    9,520,000  SOUTH CAROLINA EDUCATIONAL FACILITIES AUTHORITY FOR PRIVATE NONPROFIT
               INSTITUTIONS (OTHER REVENUE, BANK OF AMERICA NA LOC)ss+/-                   0.20        06/01/2025         9,520,000
    2,620,000  SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT AUTHORITY COLUMBIA JEWISH
               COMMUNITY CENTER (ECONOMIC DEVELOPMENT REVENUE, WACHOVIA BANK
               LOC)ss+/-(o)(o)                                                             0.28        12/01/2024         2,620,000

                   Wells Fargo Advantage Money Market Funds 91


Portfolio of Investments--February 28, 2010

NATIONAL TAX-FREE MONEY MARKET FUND

  PRINCIPAL    SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
-------------  ---------------------------------------------------------------------  -------------  -------------  ---------------
SOUTH CAROLINA (continued)
$   8,300,000  SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT AUTHORITY ECONOMIC
               DEVELOPMENT REVENUE HEARTLAND HALL EPISCOPAL (IDR, WELLS FARGO BANK
               NA LOC)ss+/-(o)(o)                                                          0.18%       08/01/2029   $     8,300,000
    6,000,000  SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT AUTHORITY GOODWILL
               INDUSTRIALS INCORPORATED PROJECT (HCFR, WACHOVIA BANK LOC)ss+/-(o)(o)       0.28        10/01/2032         6,000,000
    6,500,000  SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT AUTHORITY GREENVILLE BAPTIST
               PROJECT (HCFR, WACHOVIA BANK LOC)ss+/-(o)(o)                                0.18        10/01/2019         6,500,000
   12,260,000  SOUTH CAROLINA JOB ECONOMIC DEVELOPMENT AUTHORITY WUREF DEVELOPMENT
               PROJECT SERIES A (COLLEGE & UNIVERSITY REVENUE, WACHOVIA BANK
               LOC)ss+/-(o)(o)                                                             0.18        07/01/2033        12,260,000
    4,540,000  SOUTH CAROLINA JOBS-ECONOMIC DEVELOPMENT AUTHORITY SC STATE
               UNIVERSITY HOUSING LLC SERIES A (COLLEGE & UNIVERSITY REVENUE, BANK
               OF AMERICA NA LOC)ss+/-                                                     0.20        03/01/2027         4,540,000
                                                                                                                         49,740,000
                                                                                                                    ---------------
SOUTH DAKOTA: 0.66%
    3,200,000  LAWRENCE COUNTY SD HOMESTAKE MINING SERIES B (IDR, BANK OF MONTREAL
               LOC)ss+/-                                                                   0.16        07/01/2032         3,200,000
    6,495,000  SOUTH DAKOTA HOUSING DEVELOPMENT AUTHORITY (MFHR, FNMA INSURED)ss+/-        0.20        02/15/2031         6,495,000
    8,000,000  SOUTH DAKOTA STATE HEFA REGIONAL HEALTH (OTHER REVENUE, US BANK NA
               LOC)ss+/-                                                                   0.14        09/01/2027         8,000,000
    7,500,000  SOUTH DAKOTA STATE HEFA SIOUX VALLEY HOSPITALS & HEALTH SERIES C
               (HCFR, US BANK NA LOC)ss+/-                                                 0.19        11/01/2019         7,500,000
    4,800,000  SOUTH DAKOTA STATE HEFA SIOUX VALLEY SERIES B (HCFR, US BANK NA
               LOC)ss+/-                                                                   0.19        11/01/2034         4,800,000
                                                                                                                         29,995,000
                                                                                                                    ---------------
TENNESSEE: 1.49%
    6,450,000  BLOUNT COUNTY TN PUBLIC BUILDING AUTHORITY LOCAL GOVERNMENT PUBLIC
               IMPORT E1 SERIES A (OTHER REVENUE, BRANCH BANKING & TRUST LOC)ss+/-         0.19        06/01/2037         6,450,000
    5,910,000  CHATTANOOGA TN INDUSTRIAL DEVELOPMENT BOARD AQUARIUM PROJECT
               (RECREATIONAL REVENUE, BANK OF AMERICA NA LOC)ss+/-                         0.20        04/01/2024         5,910,000
   11,330,000  CHATTANOOGA TN INDUSTRIAL DEVELOPMENT BOARD SERIES 2055
               (OTHER REVENUE, FIRST SECURITY BANK LOC)ss+/-                               0.25        04/01/2015        11,330,000
   19,985,000  METROPOLITAN GOVERNMENT NASHVILLE & DAVIDSON COUNTY TN STEWARTS
               FERRY APARTMENTS (IDR, FHLMC INSURED)ss+/-                                  0.20        01/01/2034        19,985,000
    3,300,000  MONTGOMERY COUNTY TN PUBLIC BUILDING AUTHORITY POOLED FINANCING LOAN
               POOL (OTHER REVENUE, BANK OF AMERICA NA LOC)ss+/-                           0.24        11/01/2027         3,300,000
    9,135,000  SEVIER COUNTY TN PUBLIC BUILDING AUTHORITY (OTHER REVENUE, ALLIED
               IRISH BANK PLC LOC)ss+/-                                                    0.40        06/01/2032         9,135,000
    4,775,000  SEVIER COUNTY TN PUBLIC BUILDING AUTHORITY LOCAL GOVERNMENT PUBLIC
               IMPROVEMENT SERIES A4 (OTHER REVENUE, KBC BANK NV LOC)ss+/-                 0.17        06/01/2025         4,775,000
    6,690,000  SHELBY COUNTY TN INDUSTRIAL DEVELOPMENT BOARD YMCA PROJECTS
               (OTHER REVENUE, WACHOVIA BANK LOC)ss+/-(o)(o)                               0.28        10/01/2022         6,690,000
                                                                                                                         67,575,000
                                                                                                                    ---------------
TEXAS: 5.41%
   12,165,000  AUSTIN TX SUBSERIES A (TAX REVENUE, DEXIA CREDIT LOCAL DE FRANCE
               LOC)ss+/-                                                                   0.20        11/15/2029        12,165,000
    6,400,000  BEXAR COUNTY TX HOUSING FINANCE CORPORATION VISTA MEADOWS PROJECT
               (HOUSING REVENUE, FHLMC INSURED)ss+/-                                       0.26        09/01/2036         6,400,000
    2,275,000  DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-514 (OTHER REVENUE,
               PERMANENT SCHOOL FUND GUARANTEED)ss+/-                                      0.23        02/15/2038         2,275,000
    9,380,000  DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DBE-526 (OTHER REVENUE, FGIC
               INSURED)ss+/-                                                               0.23        07/01/2026         9,380,000
    1,250,000  DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DBE-548 (OTHER REVENUE, FGIC
               INSURED)ss+/-                                                               0.23        11/15/2029         1,250,000
    1,800,000  FORT BEND TX INDEPENDENT SCHOOL DISTRICT SERIES 2852 (PROPERTY TAX
               REVENUE, PERMANENT SCHOOL FUND GUARANTEED)ss+/-++                           0.20        02/15/2016         1,800,000
    5,090,000  GALVESTON COUNTY TX HOUSING FINANCE CORPORATION VILLAGE BY THE SEA
               APARTMENTS PROJECT (HOUSING REVENUE, FNMA INSURED)ss+/-                     0.20        02/15/2032         5,090,000
    2,550,000  GULF COAST TX WASTE DISPOSAL AUTHORITY AMOCO OIL (RESOURCE RECOVERY
               REVENUE)ss+/-                                                               0.11        10/01/2017         2,550,000
   32,800,000  HARRIS COUNTY TX CULTURAL EDUCATION FACILITIES FINANCE CORPORATION
               HERMAN HEALTH SERIES D2 (HCFR, ALLIED IRISH BANK PLC LOC)ss+/-              0.45        06/01/2029        32,800,000

                   92 Wells Fargo Advantage Money Market Funds


                                     Portfolio of Investments--February 28, 2010

NATIONAL TAX-FREE MONEY MARKET FUND

  PRINCIPAL    SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
-------------  ---------------------------------------------------------------------  -------------  -------------  ---------------
TEXAS (continued)
$  14,700,000  HARRIS COUNTY TX CULTURAL EDUCATION FACILITIES FINANCE CORPORATION
               HERMANN HEALTH SERIES D1 (HCFR, JPMORGAN CHASE BANK LOC)ss+/-               0.18%       06/01/2029   $    14,700,000
    1,800,000  HARRIS COUNTY TX CULTURAL EDUCATION FACILITIES FINANCE CORPORATION
               TEXAS MEDICAL CENTER SERIES A (HCFR, JPMORGAN CHASE BANK LOC)ss+/-          0.14        09/01/2031         1,800,000
    5,060,000  HARRIS COUNTY TX HEALTH FACILITIES DEVELOPMENT CORPORATION (OTHER
               REVENUE)ss+/-                                                               0.21        05/15/2016         5,060,000
   18,500,000  HARRIS COUNTY TX INDUSTRIAL DEVELOPMENT CORPORATION DEER PARK
               REFINING (RESOURCE RECOVERY REVENUE)ss+/-                                   0.14        03/01/2023        18,500,000
    5,900,000  HOUSTON TX UTILITY SYSTEM SERIES B4 (WATER & SEWER REVENUE, BANK OF
               AMERICA NA LOC)ss+/-                                                        0.19        05/15/2034         5,900,000
   13,415,000  HOUSTON TX UTILITY SYSTEM SERIES B5 (WATER & SEWER REVENUE, BANK OF
               AMERICA NA LOC)ss+/-                                                        0.19        05/15/2034        13,415,000
   10,000,000  HOUSTON TX WATER & SEWER SYSTEM (WATER & SEWER REVENUE, NATL-RE
               INSURED)ss+/-                                                               0.23        12/01/2023        10,000,000
    4,060,000  JUDSON TX INDEPENDENT SCHOOL DISTRICT (PROPERTY TAX REVENUE, ASSURED
               GUARANTY)ss+/-                                                              0.23        02/01/2031         4,060,000
    5,580,000  KENDALL COUNTY TX HEALTH FACILITIES DEVELOPMENT CORPORATION
               MORNINGSIDE MINISTRIES SERIES A (HCFR, ALLIED IRISH BANK PLC
               LOC)ss+/-                                                                   0.56        01/01/2041         5,580,000
    7,500,000  PANHANDLE TX REGIONAL HOUSING FINANCE CORPORATION JASON AVENUE
               RESIDENTIAL APARTMENTS (MFHR, FHLMC INSURED)ss+/-                           0.20        08/01/2041         7,500,000
      600,000  PORT ARTHUR TX NAVAL DISTRICT SERIES C (IDR)ss+/-                           0.16        04/01/2027           600,000
   30,860,000  PUTTABLE FLOATING OPTION TAX-EXEMPT RECEIPTS SERIES P-FLOATS-MT-636
               (HFFA)ss+/-++                                                               0.21        01/01/2028        30,860,000
   16,000,000  ROCKWALL TX INDEPENDENT SCHOOL DISTRICT (PROPERTY TAX REVENUE,
               DEXIA CREDIT LOCAL DE FRANCE LOC)ss+/-                                      0.34        08/01/2037        16,000,000
    3,440,000  SAN ANTONIO TX ELECTRIC & GAS (ELECTRIC, POWER & LIGHT
               REVENUE)ss+/-++                                                             0.20        02/01/2016         3,440,000
   13,900,000  TEXAS STATE DEPARTMENT OF HOUSING & COMMUNITY AFFAIRS COSTA IBIZA
               APARTMENTS (MFHR, FNMA INSURED)ss+/-                                        0.20        08/01/2041        13,900,000
   18,000,000  TEXAS STATE TRAN (OTHER REVENUE)                                            2.50        08/31/2010        18,182,058
    2,800,000  TYLER TX HEALTH FACILITIES DEVELOPMENT CORPORATION MOTHER FRANCES
               HOSPITAL SERIES B (HCFR, BANK OF AMERICA NA LOC)ss+/-                       0.20        07/01/2020         2,800,000
                                                                                                                        246,007,058
                                                                                                                    ---------------
UTAH: 0.21%
    9,675,000  WEST JORDAN UT (HOUSING REVENUE, FNMA INSURED)ss+/-                         0.19        12/01/2034         9,675,000
                                                                                                                    ---------------
VERMONT: 1.04%
    2,200,000  VERMONT EDUCATIONAL & HEALTH BUILDINGS FINANCING AGENCY BRATTLEBORO
               MEMORIAL HOSPITAL PROJECT A (HCFR, TD BANKNORTH NA LOC)ss+/-                0.13        10/01/2028         2,200,000
    9,120,000  VERMONT EDUCATIONAL & HEALTH BUILDINGS FINANCING AGENCY FLETCHER
               ALLEN HOSPITAL SERIES A (HCFR, TD BANKNORTH NA LOC)ss+/-                    0.16        12/01/2030         9,120,000
    3,140,000  VERMONT EDUCATIONAL & HEALTH BUILDINGS FINANCING AGENCY LANDMARK
               COLLEGE PROJECT SERIES A (COLLEGE & UNIVERSITY REVENUE, TD BANKNORTH
               NA LOC)ss+/-                                                                0.13        07/01/2033         3,140,000
    2,115,000  VERMONT EDUCATIONAL & HEALTH BUILDINGS FINANCING AGENCY NORTHEASTERN
               VERMONT REGIONAL HOSPITAL SERIES A (HCFR, TD BANKNORTH NA LOC)ss+/-         0.13        10/01/2029         2,115,000
   20,000,000  VERMONT EDUCATIONAL & HEALTH BUILDINGS FINANCING AGENCY VARIOUS
               NORWICH UNIVERSITY PROJECT (COLLEGE & UNIVERSITY REVENUE, TD
               BANKNORTH NA LOC)ss+/-                                                      0.18        09/01/2038        20,000,000
   10,585,000  VERMONT EDUCATIONAL & HEALTH BUILDINGS NORTH COUNTY HOSPITAL
               PROJECT A (HCFR, TD BANKNORTH NA LOC)ss+/-                                  0.13        10/01/2034        10,585,000
                                                                                                                         47,160,000
                                                                                                                    ---------------
VIRGINIA: 1.44%
      500,000  ALBERMARLE COUNTY VA ECONOMIC DEVELOPMENT AUTHORITY UNIVERSITY
               VIRGINIA HEALTH SERVICES FOUNDATION (HCFR, BANK OF AMERICA NA
               LOC)ss+/-                                                                   0.16        03/01/2039           500,000
    7,480,000  CAPITAL REGION AIRPORT COMMISSION VA SERIES B (AIRPORT REVENUE,
               WACHOVIA BANK LOC)ss+/-(o)(o)                                               0.18        06/01/2035         7,480,000
    5,000,000  FAIRFAX COUNTY VA INDUSTRIAL DEVELOPMENT AUTHORITY (INDUSTRIAL
               REVENUE)ss+/-                                                               0.44        05/15/2039         5,000,000
   15,200,000  HANOVER COUNTY VA IDA COVENENT WOODS (HCFR, BRANCH BANKING & TRUST
               LOC)ss+/-                                                                   0.19        07/01/2029        15,200,000
   12,650,000  JAMES CITY COUNTY VA IDA CHAMBREL PROJECT (OTHER REVENUE, FNMA
               INSURED)ss+/-                                                               0.20        11/15/2032        12,650,000
    5,000,000  NORFOLK VA ECONOMIC DEVELOPMENT AUTHORITY (HCFR)ss+/-                       0.44        11/01/2034         5,000,000
      110,000  VIRGINIA COMMONWEALTH UNIVERSITY HEALTH SYSTEM AUTHORITY SERIES A
               (OTHER REVENUE, BRANCH BANKING & TRUST LOC)ss+/-                            0.12        07/01/2037           110,000

                   Wells Fargo Advantage Money Market Funds 93


Portfolio of Investments--February 28, 2010

NATIONAL TAX-FREE MONEY MARKET FUND

  PRINCIPAL    SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
-------------  ---------------------------------------------------------------------  -------------  -------------  ---------------
VIRGINIA (CONTINUED)
$   6,665,000  VIRGINIA COMMONWEALTH UNIVERSITY HEALTH SYSTEM AUTHORITY SERIES B
               (HCFR, BRANCH BANKING & TRUST LOC)ss+/-                                     0.17%       07/01/2037   $     6,665,000
   12,900,000  VIRGINIA SMALL BUSINESS FINANCING AUTHORITY FRIENDSHIP FOUNDATION
               (HCFR, WACHOVIA BANK LOC)ss+/-(o)(o)                                        0.18        07/01/2022        12,900,000
                                                                                                                         65,505,000
                                                                                                                    ---------------
WASHINGTON: 2.29%
    9,730,000  ECLIPSE FUNDING TRUST 2006-0002-SOLAR ECLIPSE-SEATTLE
               (WATER REVENUE, US BANK NA LOC)ss+/-                                        0.17        09/01/2029         9,730,000
    1,980,000  EVERETT WA (PROPERTY TAX REVENUE, BANK OF AMERICA NA LOC)ss+/-              0.25        12/01/2021         1,980,000
    6,930,000  KING CITY COUNTY WA PUBLIC HOSPITAL DISTRICT #1 (PROPERTY TAX
               REVENUE, ASSURED GUARANTY)ss+/-                                             0.23        12/01/2015         6,930,000
    5,005,000  KING COUNTY WA HOUSING AUTHORITY SERIES A (HOUSING REVENUE, FHLMC
               INSURED)ss+/-                                                               0.20        07/01/2035         5,005,000
    5,860,000  KING COUNTY WA SCHOOL DISTRICT #415 (PROPERTY TAX REVENUE, FIRST
               SECURITY BANK LOC)ss+/-                                                     0.45        12/01/2018         5,860,000
    7,920,000  SEATTLE WA (ELECTRIC REVENUE, FIRST SECURITY BANK LOC)ss+/-                 0.21        03/02/2021         7,920,000
   12,530,000  SEATTLE WA WATER SYSTEM (WATER REVENUE, FIRST SECURITY BANK
               LOC)ss+/-++                                                                 0.20        09/01/2012        12,530,000
   18,440,000  WASHINGTON HEFAR SEATTLE PACIFIC UNIVERSITY
               (COLLEGE & UNIVERSITY REVENUE, US BANK NA LOC)ss+/-                         0.15        10/01/2030        18,440,000
    7,650,000  WASHINGTON STATE (COLLEGE & UNIVERSITY REVENUE, CITIBANK NA
               LOC)ss+/-++                                                                 0.20        01/01/2016         7,650,000
   12,000,000  WASHINGTON STATE HEFAR UNIVERSITY OF PUGET SOUND SERIES B
               (COLLEGE & UNIVERSITY REVENUE, BANK OF AMERICA NA LOC)ss+/-                 0.22        10/01/2036        12,000,000
    6,675,000  WASHINGTON STATE HEFAR UNIVERSITY PUGET SOUND PROJECT A PUTTABLE
               (COLLEGE & UNIVERSITY REVENUE, BANK OF AMERICA NA LOC)ss+/-                 0.22        10/01/2030         6,675,000
    5,775,000  WASHINGTON STATE HOUSING FINANCE COMMISSION NONPROFIT TACOMA ART
               MUSEUM PROJECT (RECREATIONAL FACILITIES REVENUE, NORTHERN TRUST
               CORPORATION LOC)ss+/-                                                       0.13        06/01/2032         5,775,000
    3,400,000  WASHINGTON STATE SUNNYSIDE COMMUNITY HOSPITAL (HCFR, US BANK NA
               LOC)ss+/-                                                                   0.35        10/01/2017         3,400,000
                                                                                                                        103,895,000
                                                                                                                    ---------------
WEST VIRGINIA: 0.70%
   15,820,000  MONONGALIA COUNTY WV BUILDING COMMISSION SERIES A
               (HCFR, JPMORGAN CHASE BANK LOC)ss+/-                                        0.20        07/01/2040        15,820,000
    6,000,000  WEIRTON WV MUNICIPAL HOSPITAL BUILDING COMMISSION WEIRTON MEDICAL
               CENTER INCORPORATED (HCFR, PNC BANK NA LOC)ss+/-                            0.19        12/01/2031         6,000,000
   10,000,000  WEST VIRGINIA STATE HOSPITAL FINANCE AUTHORITY CABELL HOSPITAL
               SERIES A (HCFR, BRANCH BANKING & TRUST LOC)ss+/-                            0.18        01/01/2034        10,000,000
                                                                                                                         31,820,000
                                                                                                                    ---------------
WISCONSIN: 2.38%
    7,750,000  MILWAUKEE WI RDA UNIVERSITY OF WISCONSIN KENILWORTH PROJECT
               (COLLEGE & UNIVERSITY REVENUE, US BANK NA LOC)ss+/-                         0.20        09/01/2040         7,750,000
    6,000,000  WISCONSIN HEFA (HOSPITAL REVENUE, BANK OF AMERICA NA LOC)ss+/-              0.14        08/01/2030         6,000,000
   10,000,000  WISCONSIN HEFA ST. NORBERT COLLEGE INCORPORATED (COLLEGE & UNIVERSITY
               REVENUE, JPMORGAN CHASE BANK LOC)ss+/-                                      0.25        02/01/2038        10,000,000
    6,565,000  WISCONSIN STATE HEFA BELOIT MEMORIAL HOSPITAL INCORPORATED
               (HCFR, JPMORGAN CHASE BANK LOC)ss+/-                                        0.15        04/01/2036         6,565,000
   30,720,000  WISCONSIN STATE HEFA GUNDERSEN LUTHERAN SERIES B (HCFR, FIRST
               SECURITY BANK LOC)ss+/-                                                     0.44        12/01/2029        30,720,000
    4,045,000  WISCONSIN STATE HEFA LAWRENCE UNIVERSITY (COLLEGE & UNIVERSITY
               REVENUE, JPMORGAN CHASE BANK LOC)ss+/-                                      0.21        02/01/2039         4,045,000
    2,400,000  WISCONSIN STATE HEFA ALVERNO COLLEGE PROJECT (COLLEGE & UNIVERSITY
               REVENUE, ALLIED IRISH BANK PLC LOC)ss+/-                                    0.24        11/01/2017         2,400,000
   10,745,000  WISCONSIN STATE HEFA CUSTODIAL RECEIPTS BELOIT COLLEGE (COLLEGE &
               UNIVERSITY REVENUE, XLCA INSURED)ss+/-                                      0.24        06/01/2037        10,745,000
    6,935,000  WISCONSIN STATE HEFA FORT HEALTHCARE INCORPORATED SERIES A
               (OTHER REVENUE, JPMORGAN CHASE BANK LOC)ss+/-                               0.15        05/01/2037         6,935,000

                   94 Wells Fargo Advantage Money Market Funds


                                     Portfolio of Investments--February 28, 2010

NATIONAL TAX-FREE MONEY MARKET FUND

  PRINCIPAL    SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
-------------  ---------------------------------------------------------------------  -------------  -------------  ---------------
WISCONSIN (CONTINUED)
$  11,390,000  WISCONSIN STATE HEFA HESS MEMORIAL HOSPITAL INCORPORATED
               (HFFA REVENUE, US BANK NA LOC)ss+/-                                         0.21%       05/01/2024   $    11,390,000
    1,100,000  WISCONSIN STATE HEFA LUTHERAN COLLEGE PROJECT
               (COLLEGE & UNIVERSITY REVENUE, US BANK NA LOC)ss+/-                         0.14        06/01/2033         1,100,000
    6,375,000  WISCONSIN STATE HEFA MERITER RETIREMENT SERVICES SERIES B
               (OTHER REVENUE, US BANK NA LOC)ss+/-                                        0.25        03/01/2038         6,375,000
    3,940,000  WISCONSIN STATE HEFAR MERITER RETIREMENT SERVICES SERIES A
               (OTHER REVENUE, KBC BANK NV LOC)ss+/-                                       0.25        03/01/2038         3,940,000
                                                                                                                        107,965,000
                                                                                                                    ---------------
TOTAL MUNICIPAL BONDS & NOTES (COST $4,351,576,568)                                                                   4,351,576,568
                                                                                                                    ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $4,547,811,568)*                                                       100.11%                                  4,547,811,568
OTHER ASSETS AND LIABILITIES, NET                                             (0.11)                                     (5,194,778)
                                                                             ------                                 ---------------
TOTAL NET ASSETS                                                             100.00%                                $ 4,542,616,790
                                                                             ------                                 ---------------

----------
ss These securities are subject to a demand feature which reduces the effective maturity.

+/-    Variable rate investments.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.1

##     Zero coupon security. Rate represents yield to maturity.

(o)(o) Credit enhancement is provided by a non-controlled affiliate.

* Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

                   Wells Fargo Advantage Money Market Funds 95


Portfolio of Investments--February 28, 2010

PRIME INVESTMENT MONEY MARKET FUND

  PRINCIPAL    SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
-------------  ---------------------------------------------------------------------  -------------  -------------  ---------------
AGENCY NOTES - INTEREST BEARING: 0.27%
FEDERAL HOME LOAN MORTGAGE CORPORATION: 0.27%
$  30,000,000  FHLMC+/-ss                                                                  0.15%       02/02/2012   $    29,953,491
TOTAL AGENCY NOTES - INTEREST BEARING (COST $29,953,491)                                                                 29,953,491
                                                                                                                    ---------------
BANKERS ACCEPTANCE NOTES: 0.76%
DOMESTIC BANKS: 0.76%
    3,000,000  BANK OF AMERICA NA##                                                        0.19        03/17/2010         2,999,733
    9,000,000  BANK OF AMERICA NA##                                                        0.19        03/18/2010         8,999,150
    5,306,454  BANK OF AMERICA NA##                                                        0.32        08/20/2010         5,298,341
    1,486,493  BANK OF AMERICA NA##                                                        0.32        08/23/2010         1,484,181
   41,349,418  BANK OF AMERICA NA##                                                        0.44        03/29/2010        41,334,946
    2,461,551  BANK OF AMERICA NA##                                                        0.37        04/08/2010         2,460,694
    9,000,000  BANK OF AMERICA NA##                                                        0.39        05/04/2010         8,993,600
   12,000,000  BANK OF AMERICA NA##                                                        0.35        05/18/2010        11,990,900
TOTAL BANKERS ACCEPTANCE NOTES (COST $83,561,545)                                                                        83,561,545
                                                                                                                    ---------------
CERTIFICATES OF DEPOSIT: 11.01%
   94,000,000  ABBEY NATIONAL TREASURY SERVICES+/-                                         0.26        02/14/2011        94,000,000
   45,000,000  ABBEY NATIONAL TREASURY SERVICES+/-                                         0.27        12/10/2010        45,000,000
   25,000,000  ABBEY NATIONAL TREASURY SERVICES+/-                                         0.50        05/05/2010        25,009,750
   47,000,000  ALLIED IRISH BANKS NORTH AMERICA INCORPORATED+/-++                          0.25        03/03/2010        47,000,000
   50,000,000  BANCO BILBAO VIZCAYA (LONDON)++                                             0.18        03/18/2010        49,995,514
   18,000,000  BANCO BILBAO VIZCAYA ARGENTARIA (LONDON)++                                  0.29        04/22/2010        17,992,200
   15,000,000  BANCO BILBAO VIZCAYA ARGENTARIA (NEW YORK)                                  0.23        04/12/2010        15,000,000
   53,000,000  BARCLAYS BANK PLC (NEW YORK)+/-                                             0.48        01/19/2011        53,000,000
   60,000,000  BARCLAYS BANK PLC (NEW YORK)+/-                                             0.78        11/08/2010        60,000,000
   42,000,000  BARCLAYS BANK PLC (NEW YORK)+/-                                             1.00        06/24/2010        42,000,000
    6,000,000  BNP PARIBAS EURO                                                            0.23        04/12/2010         6,000,070
    7,000,000  CALYON (NEW YORK)                                                           0.25        06/02/2010         7,000,000
   13,000,000  CALYON (NEW YORK)+/-                                                        0.29        06/29/2010        12,991,927
   37,000,000  CALYON (NEW YORK)                                                           0.55        03/22/2010        37,001,075
   10,000,000  CALYON (NEW YORK)+/-                                                        0.76        06/03/2010        10,010,678
   25,000,000  DEXIA DELAWARE LLC                                                          1.00        03/01/2010        25,000,000
   38,000,000  LLOYDS TSB BANK PLC (NEW YORK)+/-                                           0.35        05/10/2010        38,000,000
   70,000,000  LLOYDS TSB BANK PLC (NEW YORK)+/-                                           0.46        11/12/2010        70,000,000
   84,000,000  LLOYDS TSB BANK PLC (NEW YORK)+/-                                           0.50        07/26/2010        84,000,000
   12,000,000  NATIXIS COMMERCIAL PAPER CORPORATION                                        0.28        04/05/2010        12,000,000
   45,000,000  NORDEA BANK FINLAND (NEW YORK)                                              1.86        04/28/2010        45,107,211
   17,000,000  RABOBANK NEDERLAND NV (NEW YORK)+/-                                         0.23        01/06/2011        17,000,000
   24,000,000  RABOBANK NEDERLAND NV (NEW YORK)+/-                                         0.23        01/07/2011        24,000,000
   35,000,000  RABOBANK NEDERLAND NV (NEW YORK)+/-                                         0.23        10/19/2010        35,000,000
   74,000,000  ROYAL BANK OF SCOTLAND GROUP PLC (CONNECTICUT)+/-                           0.84        07/16/2010        74,000,000
   85,000,000  SOCIETE GENERALE (NEW YORK)+/-                                              0.10        04/05/2010        85,000,000
   37,000,000  SOCIETE GENERALE (NEW YORK)+/-ss                                            0.55        05/05/2011        37,000,000
  146,000,000  UNICREDIT S.P.A (NEW YORK)                                                  0.27        05/04/2010       146,000,000
TOTAL CERTIFICATES OF DEPOSIT (COST $1,214,108,425)                                                                   1,214,108,425
                                                                                                                    ---------------
COMMERCIAL PAPER: 61.16%
   12,000,000  ALLIED IRISH BANKS NORTH AMERICA INCORPORATED##++                           0.12        03/02/2010        11,999,917
   32,000,000  ALLIED IRISH BANKS NORTH AMERICA INCORPORATED##++                           0.20        03/04/2010        31,999,307
   26,000,000  ALLIED IRISH BANKS NORTH AMERICA INCORPORATED##++                           0.21        03/05/2010        25,999,249
   26,000,000  AMSTEL FUNDING CORPORATION##++(p)                                           0.00        03/01/2010        26,000,000
   15,000,000  AMSTEL FUNDING CORPORATION##++(p)                                           0.49        03/04/2010        14,999,188

                  96 Wells Fargo Advantage Money Market Funds


                                     Portfolio of Investments--February 28, 2010

PRIME INVESTMENT MONEY MARKET FUND

  PRINCIPAL    SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
-------------  ---------------------------------------------------------------------  -------------  -------------  ---------------
COMMERCIAL PAPER (continued)
$  26,000,000  AMSTEL FUNDING CORPORATION##++(p)                                           0.56%       03/15/2010   $    25,993,933
   50,000,000  AMSTEL FUNDING CORPORATION##++(p)                                           0.57        03/17/2010        49,986,667
   14,000,000  AMSTEL FUNDING CORPORATION##++(p)                                           0.57        03/18/2010        13,996,033
   87,000,000  AMSTEL FUNDING CORPORATION##++(p)                                           0.79        04/30/2010        86,884,000
   25,000,000  AMSTERDAM FUNDING CORPORATION##++(p)                                        0.15        03/22/2010        24,997,667
    9,750,000  AMSTERDAM FUNDING CORPORATION##++(p)                                        0.16        03/18/2010         9,749,217
    3,000,000  AMSTERDAM FUNDING CORPORATION##++(p)                                        0.17        03/25/2010         2,999,640
    8,050,000  AMSTERDAM FUNDING CORPORATION##++(p)                                        0.18        04/07/2010         8,048,511
   21,000,000  AMSTERDAM FUNDING CORPORATION##++(p)                                        0.19        04/19/2010        20,994,569
   13,000,000  AMSTERDAM FUNDING CORPORATION##++(p)                                        0.20        05/03/2010        12,995,450
   55,000,000  ANGLO IRISH BANK CORPORATION LIMITED##++                                    0.17        03/03/2010        54,999,236
    5,650,000  ANTALIS US FUNDING CORPORATION##++(p)                                       0.14        03/05/2010         5,649,887
    5,000,000  ANTALIS US FUNDING CORPORATION##++(p)                                       0.17        03/08/2010         4,999,815
   13,000,000  ANTALIS US FUNDING CORPORATION##++(p)                                       0.17        03/09/2010        12,999,451
    1,080,000  ANTALIS US FUNDING CORPORATION##++(p)                                       0.17        03/17/2010         1,079,914
    2,000,000  ANTALIS US FUNDING CORPORATION##++(p)                                       0.17        03/24/2010         1,999,770
    7,000,000  ANTALIS US FUNDING CORPORATION##++(p)                                       0.20        04/16/2010         6,998,211
    2,000,000  ANTALIS US FUNDING CORPORATION##++(p)                                       0.20        03/08/2010         1,999,922
    1,800,000  ANTALIS US FUNDING CORPORATION##++(p)                                       0.21        04/13/2010         1,799,549
   15,000,000  ANTALIS US FUNDING CORPORATION##++(p)                                       0.21        04/23/2010        14,995,363
    2,000,000  ANTALIS US FUNDING CORPORATION##++(p)                                       0.22        04/12/2010         1,999,487
    1,000,000  ANTALIS US FUNDING CORPORATION##++(p)                                       0.22        04/08/2010           999,765
    8,000,000  ANTALIS US FUNDING CORPORATION##++(p)                                       0.24        04/08/2010         7,997,953
   70,000,000  ANZ NATIONAL (INTERNATIONAL) LIMITED+/-++                                   0.32        01/11/2011        70,000,000
   44,000,000  ANZ NATIONAL (INTERNATIONAL) LIMITED+/-++                                   0.38        10/20/2010        44,000,000
    6,000,000  ARABELLA FINANCE LLC##++(p)                                                 0.47        03/18/2010         5,998,583
   44,000,000  ARABELLA FINANCE LLC##++(p)                                                 0.53        05/19/2010        43,948,826
   24,000,000  ARABELLA FINANCE LLC##++(p)                                                 0.53        05/24/2010        23,970,320
   30,000,000  ASB FINANCE LIMITED (LONDON)+/-++                                           0.33        01/12/2011        29,998,694
   20,000,000  ASB FINANCE LIMITED (LONDON)+/-++                                           0.33        01/10/2011        20,000,000
   28,000,000  ASB FINANCE LIMITED (LONDON)+/-++                                           0.36        12/08/2010        28,002,250
   29,000,000  ASB FINANCE LIMITED (LONDON)+/-++                                           0.36        12/13/2010        29,002,316
   38,000,000  ASB FINANCE LIMITED (LONDON)+/-++                                           0.78        07/09/2010        38,000,000
    4,000,000  ASPEN FUNDING CORPORATION##++(p)                                            0.17        03/17/2010         3,999,680
   26,000,000  ASPEN FUNDING CORPORATION##++(p)                                            0.20        04/28/2010        25,991,622
    3,000,000  ATLANTIC ASSET SECURITIZATION CORPORATION##++(p)                            0.15        03/10/2010         2,999,873
    2,000,000  ATLANTIC ASSET SECURITIZATION CORPORATION##++(p)                            0.15        03/11/2010         1,999,906
   17,000,000  ATLANTIC ASSET SECURITIZATION CORPORATION##++(p)                            0.18        03/18/2010        16,998,475
    4,000,000  ATLANTIC ASSET SECURITIZATION CORPORATION##++(p)                            0.19        04/09/2010         3,999,177
    2,000,000  ATLANTIC ASSET SECURITIZATION CORPORATION##++(p)                            0.19        04/14/2010         1,999,536
   14,000,000  ATLANTIC ASSET SECURITIZATION CORPORATION##++(p)                            0.20        04/08/2010        13,997,044
   21,000,000  AUTOBAHN FUNDING COMPANY LLC##++(p)                                         0.00        03/01/2010        21,000,000
    5,000,000  AUTOBAHN FUNDING COMPANY LLC##++(p)                                         0.13        03/02/2010         4,999,963
    3,500,000  AUTOBAHN FUNDING COMPANY LLC##++(p)                                         0.24        03/30/2010         3,499,295
    1,000,000  AUTOBAHN FUNDING COMPANY LLC##++(p)                                         0.26        04/05/2010           999,738
    2,000,000  AUTOBAHN FUNDING COMPANY LLC##++(p)                                         0.27        05/10/2010         1,998,950
    8,000,000  AUTOBAHN FUNDING COMPANY LLC##++(p)                                         0.27        05/17/2010         7,995,380
   96,000,000  BANK OF NOVA SCOTIA##                                                       0.18        04/14/2010        95,978,880
   20,000,000  BARCLAYS US FUNDING LLC##                                                   0.00        03/01/2010        20,000,000
    9,000,000  BARTON CAPITAL CORPORATION##++(p)                                           0.17        04/06/2010         8,998,470
    3,000,000  BARTON CAPITAL CORPORATION##++(p)                                           0.19        04/16/2010         2,999,272
    2,000,000  BEETHOVEN FUNDING CORPORATION##++(p)                                        0.15        03/02/2010         1,999,983
    6,000,000  BEETHOVEN FUNDING CORPORATION##++(p)                                        0.20        03/03/2010         5,999,900
    2,000,000  BEETHOVEN FUNDING CORPORATION##++(p)                                        0.23        03/04/2010         1,999,950
   14,000,000  BEETHOVEN FUNDING CORPORATION##++(p)                                        0.24        03/05/2010        13,999,533
   12,000,000  BELMONT FUNDING LLC##++(p)                                                  0.23        03/03/2010        11,999,767
   11,000,000  BGL BNP PARIBAS SA##                                                        0.23        04/14/2010        10,996,908

                   Wells Fargo Advantage Money Market Funds 97


Portfolio of Investments--February 28, 2010

PRIME INVESTMENT MONEY MARKET FUND

  PRINCIPAL    SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
-------------  ---------------------------------------------------------------------  -------------  -------------  ---------------
COMMERCIAL PAPER (continued)
$   1,000,000  BGL BNP PARIBAS SA##                                                        0.23%       04/21/2010   $       999,674
   23,000,000  BNZ INTERNATIONAL FUNDING##++                                               0.20        03/04/2010        22,999,502
   12,000,000  BNZ INTERNATIONAL FUNDING##++                                               0.29        04/09/2010        11,996,100
   70,000,000  BPCE SA##++                                                                 0.24        03/30/2010        69,985,903
   25,000,000  BPCE SA##++                                                                 0.24        04/06/2010        24,993,750
    2,000,000  BPCE SA##++                                                                 0.24        05/13/2010         1,999,006
   12,000,000  CAFCO LLC##++(p)                                                            0.17        03/22/2010        11,998,740
   38,000,000  CAFCO LLC##++(p)                                                            0.20        05/03/2010        37,986,700
   18,000,000  CAFCO LLC##++(p)                                                            0.20        05/05/2010        17,993,500
    4,000,000  CANCARA ASSET SECURITISATION LLC##++(p)                                     0.18        03/08/2010         3,999,844
   17,000,000  CANCARA ASSET SECURITISATION LLC##++(p)                                     0.18        03/11/2010        16,999,056
    4,000,000  CANCARA ASSET SECURITISATION LLC##++(p)                                     0.19        03/15/2010         3,999,689
   10,000,000  CANCARA ASSET SECURITISATION LLC##++(p)                                     0.19        03/22/2010         9,998,833
   15,000,000  CANCARA ASSET SECURITISATION LLC##++(p)                                     0.19        03/23/2010        14,998,167
    3,000,000  CANCARA ASSET SECURITISATION LLC##++(p)                                     0.21        04/07/2010         2,999,322
   17,000,000  CANCARA ASSET SECURITISATION LLC##++(p)                                     0.22        05/12/2010        16,992,520
   20,000,000  CANCARA ASSET SECURITISATION LLC##++(p)                                     0.22        05/17/2010        19,990,589
    3,000,000  CANCARA ASSET SECURITISATION LLC##++(p)                                     0.22        05/18/2010         2,998,570
   18,000,000  CANCARA ASSET SECURITISATION LLC##++(p)                                     0.22        05/20/2010        17,991,200
   30,000,000  CANCARA ASSET SECURITISATION LLC##++(p)                                     0.23        03/30/2010        29,994,442
   12,000,000  CANCARA ASSET SECURITISATION LLC##++(p)                                     0.23        04/05/2010        11,997,200
   24,000,000  CANCARA ASSET SECURITISATION LLC##++(p)                                     0.23        04/19/2010        23,992,487
   12,000,000  CANCARA ASSET SECURITISATION LLC##++(p)                                     0.19        03/18/2010        11,998,867
   35,000,000  CANCARA ASSET SECURITISATION LLC##++(p)                                     0.22        04/23/2010        34,988,664
   15,000,000  CHARTA LLC##++(p)                                                           0.19        04/07/2010        14,996,917
    2,250,000  CHARTA LLC##++(p)                                                           0.19        04/19/2010         2,249,418
    9,000,000  CHARTA LLC##++(p)                                                           0.20        04/12/2010         8,997,900
   37,000,000  CHARTA LLC##++(p)                                                           0.20        05/03/2010        36,987,050
   23,000,000  CHARTA LLC##++(p)                                                           0.20        05/06/2010        22,991,567
    4,000,000  CHARTA LLC##++(p)                                                           0.20        05/12/2010         3,998,400
   15,000,000  CIESCO LLC##++(p)                                                           0.19        04/05/2010        14,997,083
    4,000,000  CIESCO LLC##++(p)                                                           0.19        04/13/2010         3,999,092
   19,000,000  CIESCO LLC##++(p)                                                           0.20        05/03/2010        18,993,350
   19,000,000  CIESCO LLC##++(p)                                                           0.20        05/04/2010        18,993,244
   18,000,000  CIESCO LLC##++(p)                                                           0.20        05/05/2010        17,993,500
   13,000,000  CIESCO LLC##++(p)                                                           0.20        05/20/2010        12,994,222
    3,000,000  CIESCO LLC##++(p)                                                           0.20        05/25/2010         2,998,583
    3,000,000  CIESCO LLC##++(p)                                                           0.20        05/26/2010         2,998,567
   97,000,000  CITIBANK CREDIT CARD ISSUANCE TRUST##++(p)                                  0.16        03/05/2010        96,997,906
   20,000,000  CITIBANK CREDIT CARD ISSUANCE TRUST##++(p)                                  0.17        03/08/2010        19,999,261
   33,000,000  CITIBANK CREDIT CARD ISSUANCE TRUST##++(p)                                  0.20        04/05/2010        32,993,263
   10,000,000  CITIBANK CREDIT CARD ISSUANCE TRUST##++(p)                                  0.12        03/02/2010         9,999,931
   13,000,000  CLIPPER RECEIVABLES COMPANY LLC##++(p)                                      0.22        04/23/2010        12,995,790
    3,000,000  COMMONWEALTH BANK OF AUSTRALIA##++                                          0.20        05/10/2010         2,998,833
   10,000,000  CONCORD MINUTEMEN CAPITAL COMPANY##++(p)                                    0.00        03/01/2010        10,000,000
    7,000,000  CONCORD MINUTEMEN CAPITAL COMPANY##++(p)                                    0.44        05/05/2010         6,994,313
   11,000,000  CONCORD MINUTEMEN CAPITAL COMPANY##++(p)                                    0.44        05/10/2010        10,990,375
  185,000,000  CONCORD MINUTEMEN CAPITAL COMPANY##++(p)                                    0.33        03/03/2010       184,994,861
    7,000,000  CRC FUNDING LLC##++(p)                                                      0.19        04/14/2010         6,998,374
    2,000,000  CRC FUNDING LLC##++(p)                                                      0.19        04/15/2010         1,999,525
   15,000,000  CRC FUNDING LLC##++(p)                                                      0.19        04/16/2010        14,996,358
    1,000,000  CRC FUNDING LLC##++(p)                                                      0.19        04/27/2010           999,699
    3,500,000  CRC FUNDING LLC##++(p)                                                      0.20        04/09/2010         3,499,242
    8,000,000  CRC FUNDING LLC##++(p)                                                      0.20        04/13/2010         7,998,089
   35,250,000  CRC FUNDING LLC##++(p)                                                      0.20        05/03/2010        35,237,663
    9,000,000  CROWN POINT CAPITAL COMPANY##++(p)                                          0.44        04/09/2010         8,995,613

                   98 Wells Fargo Advantage Money Market Funds


                                     Portfolio of Investments--February 28, 2010

PRIME INVESTMENT MONEY MARKET FUND

  PRINCIPAL    SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
-------------  ---------------------------------------------------------------------  -------------  -------------  ---------------
COMMERCIAL PAPER (continued)
$  44,000,000  CROWN POINT CAPITAL COMPANY##++(p)                                          0.44%       04/15/2010   $    43,975,250
    5,000,000  CROWN POINT CAPITAL COMPANY##++(p)                                          0.44        04/21/2010         4,996,813
   84,000,000  CROWN POINT CAPITAL COMPANY##++(p)                                          0.44        04/27/2010        83,940,150
   45,000,000  CROWN POINT CAPITAL COMPANY##++(p)                                          0.44        05/06/2010        44,962,875
    7,000,000  CROWN POINT CAPITAL COMPANY##++(p)                                          0.45        04/13/2010         6,996,238
   22,000,000  CROWN POINT CAPITAL COMPANY##++(p)                                          0.45        05/19/2010        21,978,275
   10,000,000  CROWN POINT CAPITAL COMPANY##++(p)                                          0.45        05/21/2010         9,989,875
   27,000,000  DANSKE CORPORATION##++                                                      0.19        03/29/2010        26,995,800
   11,000,000  DANSKE CORPORATION##++                                                      0.19        04/07/2010        10,997,739
   24,000,000  DEXIA DELAWARE##                                                            0.14        03/02/2010        23,999,813
   63,000,000  DEXIA DELAWARE##                                                            0.17        03/04/2010        62,998,845
   31,000,000  DEXIA DELAWARE##                                                            0.25        03/10/2010        30,997,830
   29,000,000  DEXIA DELAWARE##                                                            0.26        03/12/2010        28,997,475
   25,000,000  DNB NOR BANK ASA##++                                                        0.27        05/25/2010        24,984,063
   36,000,000  DNB NOR BANK ASA##++                                                        0.27        05/28/2010        35,976,240
   46,000,000  E.ON AG##++                                                                 0.23        05/18/2010        45,977,077
   29,000,000  EBBETS FUNDING LLC##++(p)                                                   0.48        03/23/2010        28,991,139
   13,000,000  EBBETS FUNDING LLC##++(p)                                                   0.48        03/25/2010        12,995,667
   13,000,000  EBBETS FUNDING LLC##++(p)                                                   0.48        03/26/2010        12,995,486
    8,000,000  ELYSIAN FUNDING LLC##++(p)                                                  0.36        03/05/2010         7,999,600
   11,000,000  ELYSIAN FUNDING LLC##++(p)                                                  0.40        03/09/2010        10,998,900
    6,000,000  ELYSIAN FUNDING LLC##++(p)                                                  0.43        03/19/2010         5,998,650
    4,000,000  ENI COORDINATION CENTER SA##++                                              0.12        03/03/2010         3,999,960
    2,000,000  ENTERPRISE FUNDING LLC##++(p)                                               0.17        03/18/2010         1,999,830
    2,000,000  ENTERPRISE FUNDING LLC##++(p)                                               0.19        04/21/2010         1,999,462
    9,000,000  ENTERPRISE FUNDING LLC##++(p)                                               0.22        04/12/2010         8,997,690
    3,500,000  ERASMUS CAPITAL CORPORATION##++(p)                                          0.00        03/01/2010         3,500,000
    4,000,000  ERASMUS CAPITAL CORPORATION##++(p)                                          0.14        03/04/2010         3,999,937
   11,000,000  ERASMUS CAPITAL CORPORATION##++(p)                                          0.15        03/05/2010        10,999,768
    4,500,000  ERASMUS CAPITAL CORPORATION##++(p)                                          0.17        03/10/2010         4,499,786
    4,000,000  ERASMUS CAPITAL CORPORATION##++(p)                                          0.21        03/25/2010         3,999,413
   22,000,000  ERASMUS CAPITAL CORPORATION##++(p)                                          0.22        04/09/2010        21,994,518
   51,000,000  ERASMUS CAPITAL CORPORATION##++(p)                                          0.24        04/22/2010        50,982,320
   12,000,000  FAIRWAY FINANCE CORPORATION##++(p)                                          0.15        03/11/2010        11,999,433
    7,000,000  FAIRWAY FINANCE CORPORATION##++(p)                                          0.19        04/05/2010         6,998,639
    3,000,000  GDF SUEZ##++                                                                0.17        03/19/2010         2,999,730
    3,000,000  GDF SUEZ##++                                                                0.17        03/22/2010         2,999,685
    3,000,000  GDF SUEZ##++                                                                0.17        03/23/2010         2,999,670
   10,808,000  GEMINI SECURITIZATION CORPORATION LLC##++(p)                                0.18        04/19/2010        10,805,327
    9,000,000  GEMINI SECURITIZATION CORPORATION LLC##++(p)                                0.18        04/26/2010         8,997,480
   47,000,000  GEMINI SECURITIZATION CORPORATION LLC##++(p)                                0.19        04/29/2010        46,984,980
    5,000,000  GOTHAM FUNDING CORPORATION##++(p)                                           0.11        03/03/2010         4,999,953
   12,000,000  GOTHAM FUNDING CORPORATION##++(p)                                           0.17        03/23/2010        11,998,680
   27,000,000  GOTHAM FUNDING CORPORATION##++(p)                                           0.17        03/24/2010        26,996,895
    3,000,000  GOVCO LLC##++(p)                                                            0.19        04/12/2010         2,999,335
    4,000,000  GOVCO LLC##++(p)                                                            0.20        04/15/2010         3,999,000
    7,000,000  GOVCO LLC##++(p)                                                            0.20        04/21/2010         6,998,017
    9,000,000  GOVCO LLC##++(p)                                                            0.20        04/26/2010         8,997,200
   26,000,000  GOVCO LLC##++(p)                                                            0.20        04/27/2010        25,991,767
   12,600,000  GOVCO LLC##++(p)                                                            0.20        04/28/2010        12,595,940
    4,000,000  GOVCO LLC##++(p)                                                            0.20        05/11/2010         3,998,422
   25,000,000  GOVCO LLC##++(p)                                                            0.20        05/18/2010        24,989,167
   91,000,000  GOVCO LLC##++(p)                                                            0.00        03/01/2010        91,000,000
   27,000,000  GRAMPIAN FUNDING##++(p)                                                     0.21        03/19/2010        26,997,030
   10,000,000  GRAMPIAN FUNDING##++(p)                                                     0.24        03/22/2010         9,998,542

                   Wells Fargo Advantage Money Market Funds 99


Portfolio of Investments--February 28, 2010

PRIME INVESTMENT MONEY MARKET FUND

  PRINCIPAL    SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
-------------  ---------------------------------------------------------------------  -------------  -------------  ---------------
COMMERCIAL PAPER (continued)
$  20,000,000  GRAMPIAN FUNDING##++(p)                                                     0.26%       04/22/2010   $    19,992,489
   25,000,000  GRAMPIAN FUNDING##++(p)                                                     0.26        04/23/2010        24,990,431
   10,000,000  GRAMPIAN FUNDING##++(p)                                                     0.26        05/04/2010         9,995,378
   12,000,000  GRAMPIAN FUNDING##++(p)                                                     0.26        05/07/2010        11,994,193
   62,000,000  GRAMPIAN FUNDING##++(p)                                                     0.26        05/20/2010        61,964,178
   37,000,000  GRAMPIAN FUNDING##++(p)                                                     0.26        05/21/2010        36,978,355
    8,000,000  GRAMPIAN FUNDING##++(p)                                                     0.28        04/13/2010         7,997,229
   25,500,000  GRAMPIAN FUNDING##++(p)                                                     0.28        04/15/2010        25,490,757
    6,000,000  GRAMPIAN FUNDING##++(p)                                                     0.29        03/17/2010         5,999,173
    2,000,000  GRAMPIAN FUNDING##++(p)                                                     0.29        04/01/2010         1,999,483
    4,000,000  GRAMPIAN FUNDING##++(p)                                                     0.29        04/08/2010         3,998,733
   10,000,000  ICICI BANK LIMITED (BAHRAIN)##                                              0.23        03/15/2010         9,999,028
    8,750,000  ICICI BANK LIMITED (BAHRAIN)##                                              0.50        07/15/2010         8,733,472
    8,500,000  ICICI BANK LIMITED (BAHRAIN)##                                              0.50        07/15/2010         8,483,944
   21,000,000  ICICI BANK LIMITED (BAHRAIN)##                                              0.50        08/05/2010        20,954,208
    7,700,000  ICICI BANK LIMITED (BAHRAIN)##                                              0.71        03/09/2010         7,698,631
   26,000,000  ING USA FUNDING LLC##                                                       0.16        03/12/2010        25,998,649
   12,000,000  ING USA FUNDING LLC##                                                       0.16        03/16/2010        11,999,150
   29,000,000  INTESA FUNDING LLC##                                                        0.15        03/11/2010        28,998,711
   10,028,000  KITTY HAWK FUNDING CORPORATION##++(p)                                       0.19        05/05/2010        10,024,560
   42,000,000  KITTY HAWK FUNDING CORPORATION##++(p)                                       0.22        05/24/2010        41,978,557
   11,000,000  LEGACY CAPITAL LLC##++(p)                                                   0.44        04/13/2010        10,994,088
   71,000,000  LEGACY CAPITAL LLC##++(p)                                                   0.44        04/22/2010        70,953,850
   23,000,000  LEXINGTON PARKER CAPITAL##++(p)                                             0.44        04/16/2010        22,986,775
    1,000,000  LEXINGTON PARKER CAPITAL##++(p)                                             0.44        04/21/2010           999,363
    5,000,000  LEXINGTON PARKER CAPITAL##++(p)                                             0.44        05/05/2010         4,995,938
   20,000,000  LEXINGTON PARKER CAPITAL##++(p)                                             0.44        05/07/2010        19,983,250
    8,000,000  LEXINGTON PARKER CAPITAL##++(p)                                             0.44        05/11/2010         7,992,900
   31,000,000  LEXINGTON PARKER CAPITAL##++(p)                                             0.40        03/05/2010        30,998,278
   19,000,000  LIBERTY STREET FUNDING LLC##++(p)                                           0.00        03/01/2010        19,000,000
    7,000,000  LIBERTY STREET FUNDING LLC##++(p)                                           0.19        05/04/2010         6,997,636
    7,000,000  LIBERTY STREET FUNDING LLC##++(p)                                           0.20        05/05/2010         6,997,472
   17,000,000  LMA AMERICAS LLC##++(p)                                                     0.14        03/05/2010        16,999,679
    8,000,000  LMA AMERICAS LLC##++(p)                                                     0.17        03/22/2010         7,999,160
    9,750,000  LMA AMERICAS LLC##++(p)                                                     0.17        03/23/2010         9,748,928
   38,700,000  LMA AMERICAS LLC##++(p)                                                     0.19        04/14/2010        38,691,013
    8,000,000  LMA AMERICAS LLC##++(p)                                                     0.20        03/15/2010         7,999,347
    3,000,000  LOS ANGELES CA DEPARTMENT OF AIRPORTS##                                     0.25        05/03/2010         2,998,688
   12,000,000  LOUIS DREYFUS CORPORATION##                                                 0.00        03/01/2010        12,000,000
    3,000,000  LOUIS DREYFUS CORPORATION##                                                 0.28        03/19/2010         2,999,550
    5,000,000  LOUIS DREYFUS CORPORATION##                                                 0.31        04/09/2010         4,998,267
    3,000,000  LOUIS DREYFUS CORPORATION##                                                 0.31        04/16/2010         2,998,773
   10,000,000  LOUIS DREYFUS CORPORATION##                                                 0.31        04/16/2010         9,995,911
   22,000,000  LOUIS DREYFUS CORPORATION##                                                 0.32        04/27/2010        21,988,853
    1,000,000  MARKET STREET FUNDING LLC##++(p)                                            0.19        03/18/2010           999,910
    1,000,000  MARKET STREET FUNDING LLC##++(p)                                            0.19        03/05/2010           999,998
   24,000,000  MATCHPOINT MASTER TRUST##++(p)                                              0.19        04/06/2010        23,995,200
    2,000,000  MATCHPOINT MASTER TRUST##++(p)                                              0.20        05/24/2010         1,999,067
   13,000,000  MONT BLANC CAPITAL CORPORATION##++(p)                                       0.15        03/09/2010        12,999,509
    6,000,000  MONT BLANC CAPITAL CORPORATION##++(p)                                       0.17        03/25/2010         5,999,280
   14,000,000  MONT BLANC CAPITAL CORPORATION##++(p)                                       0.18        03/12/2010        13,999,145
    9,000,000  MONT BLANC CAPITAL CORPORATION##++(p)                                       0.18        03/16/2010         8,999,288
    3,000,000  MONT BLANC CAPITAL CORPORATION##++(p)                                       0.20        05/12/2010         2,998,800
   33,750,000  MONT BLANC CAPITAL CORPORATION##++(p)                                       0.20        03/09/2010        33,748,350
   26,000,000  NATIONWIDE BUILDING SOCIETY##++                                             0.20        04/16/2010        25,993,356
  100,000,000  NATIONWIDE BUILDING SOCIETY##++                                             0.39        04/05/2010        99,961,111

                  100 Wells Fargo Advantage Money Market Funds


                                     Portfolio of Investments--February 28, 2010

PRIME INVESTMENT MONEY MARKET FUND

  PRINCIPAL    SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
-------------  ---------------------------------------------------------------------  -------------  -------------  ---------------
COMMERCIAL PAPER (continued)
$   2,000,000  NATIONWIDE BUILDING SOCIETY##++                                             0.50%       05/06/2010   $     1,998,130
   15,000,000  NATIXIS COMMERCIAL PAPER CORPORATION##++                                    0.26        05/18/2010        14,991,550
   75,000,000  NATIXIS US FINANCE COMPANY##                                                0.26        04/13/2010        74,976,260
  111,000,000  NATIXIS US FINANCE COMPANY##                                                0.28        05/06/2010       110,943,020
    6,000,000  NEWPORT FUNDING CORPORATION++                                               0.17        03/23/2010         5,999,340
    2,000,000  NIEUW AMSTERDAM RECEIVABLES CORPORATION##++(p)                              0.16        03/05/2010         1,999,956
   19,000,000  NIEUW AMSTERDAM RECEIVABLES CORPORATION##++(p)                              0.19        03/18/2010        18,998,206
    7,000,000  NIEUW AMSTERDAM RECEIVABLES CORPORATION##++(p)                              0.20        04/14/2010         6,998,289
    3,000,000  NIEUW AMSTERDAM RECEIVABLES CORPORATION##++(p)                              0.21        04/15/2010         2,999,213
    5,700,000  NORDEA NORTH AMERICA INCORPORATED##                                         0.16        03/17/2010         5,699,569
    7,000,000  OAKLAND-ALAMEDA COUNTY+/-                                                   0.20        03/02/2010         7,000,000
   28,000,000  PRUDENTIAL PLC##++                                                          0.23        05/12/2010        27,987,120
  140,000,000  PRUDENTIAL PLC##++                                                          0.00        03/01/2010       140,000,000
   22,664,000  RANGER FUNDING COMPANY LLC##++(p)                                           0.19        04/26/2010        22,657,302
    6,000,000  RANGER FUNDING COMPANY LLC##++(p)                                           0.20        05/03/2010         5,997,900
   21,000,000  RANGER FUNDING COMPANY LLC##++(p)                                           0.20        05/13/2010        20,991,483
    2,000,000  RANGER FUNDING COMPANY LLC##++(p)                                           0.21        05/26/2010         1,998,997
    3,000,000  RANGER FUNDING COMPANY LLC##++(p)                                           0.22        04/21/2010         2,999,065
   18,000,000  REGENCY MARKETS #1 LLC##++(p)                                               0.13        03/05/2010        17,999,680
    2,878,000  REGENCY MARKETS #1 LLC##++(p)                                               0.16        03/08/2010         2,877,899
   31,000,000  REGENCY MARKETS #1 LLC##++(p)                                               0.17        03/22/2010        30,996,745
    2,000,000  REGENCY MARKETS #1 LLC##++(p)                                               0.17        03/24/2010         1,999,770
    6,000,000  RHEIN-MAIN SECURITY LIMITED##++(p)                                          0.18        03/05/2010         5,999,853
   12,000,000  RHEIN-MAIN SECURITY LIMITED##++(p)                                          0.18        03/26/2010        11,998,417
   13,000,000  RHEIN-MAIN SECURITY LIMITED##++(p)                                          0.23        03/29/2010        12,997,573
   27,090,000  RHEIN-MAIN SECURITY LIMITED##++(p)                                          0.24        04/12/2010        27,082,099
   56,000,000  RHEIN-MAIN SECURITY LIMITED##++(p)                                          0.27        05/17/2010        55,967,660
   47,000,000  RHEIN-MAIN SECURITY LIMITED##++(p)                                          0.28        05/20/2010        46,970,756
    2,000,000  RHEINGOLD SECURITIZATION##++(p)                                             0.23        04/20/2010         1,999,361
   42,000,000  RHEINGOLD SECURITIZATION##++(p)                                             0.24        03/22/2010        41,993,875
   18,000,000  RHEINGOLD SECURITIZATION##++(p)                                             0.24        03/29/2010        17,996,578
    6,000,000  RHEINGOLD SECURITIZATION##++(p)                                             0.24        04/12/2010         5,998,250
    6,000,000  RHEINGOLD SECURITIZATION##++(p)                                             0.27        05/17/2010         5,996,535
    5,000,000  RHEINGOLD SECURITIZATION##++(p)                                             0.29        03/31/2010         4,998,750
    1,000,000  ROMULUS FUNDING CORPORATION##++(p)                                          0.15        03/04/2010           999,983
    8,000,000  ROMULUS FUNDING CORPORATION##++(p)                                          0.25        03/05/2010         7,999,724
    6,000,000  ROMULUS FUNDING CORPORATION##++(p)                                          0.25        03/15/2010         5,999,370
    2,000,000  ROMULUS FUNDING CORPORATION##++(p)                                          0.26        03/25/2010         1,999,640
    5,000,000  ROMULUS FUNDING CORPORATION##++(p)                                          0.29        03/26/2010         4,998,958
   11,000,000  ROMULUS FUNDING CORPORATION##++(p)                                          0.29        03/30/2010        10,997,342
   24,000,000  ROMULUS FUNDING CORPORATION##++(p)                                          0.29        04/20/2010        23,990,000
   24,000,000  ROMULUS FUNDING CORPORATION##++(p)                                          0.32        05/18/2010        23,983,360
   13,000,000  ROYAL KPN NV+/-++(p)                                                        0.21        03/23/2010        12,998,332
   17,000,000  ROYAL KPN NV+/-(p)                                                          0.22        05/11/2010        16,992,624
   30,000,000  ROYAL PARK INVESTMENT FUNDING CORPORATION+/-++(p)                           0.21        03/25/2010        29,995,800
    2,000,000  SALISBURY RECEIVABLES COMPANY LLC##++(p)                                    0.16        03/16/2010         1,999,858
   26,000,000  SALISBURY RECEIVABLES COMPANY LLC##++(p)                                    0.17        03/18/2010        25,997,790
   28,000,000  SALISBURY RECEIVABLES COMPANY LLC##++(p)                                    0.18        04/13/2010        27,993,980
    9,000,000  SALISBURY RECEIVABLES COMPANY LLC##++(p)                                    0.20        05/03/2010         8,996,850
    1,000,000  SAN JOSE CITY CA INTERNATIONAL AIRPORT+/-                                   0.28        03/11/2010         1,000,000
    1,000,000  SAN JOSE CITY CA INTERNATIONAL AIRPORT+/-                                   0.28        03/11/2010         1,000,000
   34,000,000  SANTANDER CENTRAL HISPANO FINANCE (DELAWARE) INCORPORATED##                 0.60        06/15/2010        33,939,933
   12,000,000  SCALDIS CAPITAL LLC##++(p)                                                  0.16        03/08/2010        11,999,580
    2,000,000  SCALDIS CAPITAL LLC##++(p)                                                  0.21        03/23/2010         1,999,731
    4,000,000  SCALDIS CAPITAL LLC##++(p)                                                  0.22        04/09/2010         3,999,003

                  Wells Fargo Advantage Money Market Funds 101


Portfolio of Investments--February 28, 2010

PRIME INVESTMENT MONEY MARKET FUND

  PRINCIPAL    SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
-------------  ---------------------------------------------------------------------  -------------  -------------  ---------------
COMMERCIAL PAPER (continued)
$   8,000,000  SCALDIS CAPITAL LLC##++(p)                                                  0.22%       04/13/2010   $     7,997,898
   12,000,000  SCALDIS CAPITAL LLC##++(p)                                                  0.22        04/15/2010        11,996,700
    4,000,000  SCALDIS CAPITAL LLC##++(p)                                                  0.22        04/19/2010         3,998,802
    4,000,000  SCALDIS CAPITAL LLC##++(p)                                                  0.22        04/22/2010         3,998,729
   17,000,000  SCALDIS CAPITAL LLC##++(p)                                                  0.22        04/28/2010        16,993,974
   20,000,000  SCALDIS CAPITAL LLC##++(p)                                                  0.22        04/29/2010        19,992,789
   33,000,000  SCALDIS CAPITAL LLC##++(p)                                                  0.22        05/05/2010        32,986,891
    2,000,000  SCALDIS CAPITAL LLC##++(p)                                                  0.23        04/12/2010         1,999,463
   25,000,000  SCALDIS CAPITAL LLC##++(p)                                                  0.23        04/27/2010        24,990,896
   45,000,000  SCALDIS CAPITAL LLC##++(p)                                                  0.23        05/11/2010        44,979,588
   12,000,000  SCALDIS CAPITAL LLC##++(p)                                                  0.23        05/12/2010        11,994,480
    4,000,000  SHEFFIELD RECEIVABLES CORPORATION##++(p)                                    0.18        04/08/2010         3,999,240
    5,000,000  SHEFFIELD RECEIVABLES CORPORATION##++(p)                                    0.19        04/13/2010         4,998,865
    4,000,000  SHEFFIELD RECEIVABLES CORPORATION##++(p)                                    0.19        04/19/2010         3,998,966
   11,000,000  SHEFFIELD RECEIVABLES CORPORATION##++(p)                                    0.19        04/23/2010        10,996,923
   19,300,000  SHEFFIELD RECEIVABLES CORPORATION##++(p)                                    0.19        04/28/2010        19,294,092
   19,000,000  SHEFFIELD RECEIVABLES CORPORATION##++(p)                                    0.19        04/29/2010        18,994,084
   18,000,000  SHEFFIELD RECEIVABLES CORPORATION##++(p)                                    0.20        05/06/2010        17,993,400
   16,000,000  SHEFFIELD RECEIVABLES CORPORATION##++(p)                                    0.21        06/03/2010        15,991,227
   16,500,000  SOCIETE DE PRISE PARTICIPATION DE L'ETAT##++                                0.19        05/11/2010        16,493,817
  135,000,000  SOCIETE DE PRISE PARTICIPATION DE L'ETAT##++                                0.20        05/18/2010       134,940,038
    7,000,000  SOCIETE DE PRISE PARTICIPATION DE L'ETAT##++                                0.21        06/18/2010         6,995,549
    3,000,000  SOCIETE FINANCEMENT DE L'ECONOMIE FRANCAISE##                               0.13        03/04/2010         2,999,958
   42,000,000  SOCIETE FINANCEMENT DE L'ECONOMIE FRANCAISE##                               0.23        04/07/2010        41,989,640
   26,000,000  SOCIETE FINANCEMENT DE L'ECONOMIE FRANCAISE##                               0.25        04/07/2010        25,993,453
   16,000,000  SOLITAIRE FUNDING LLC##++(p)                                                0.20        03/25/2010        15,997,760
    8,000,000  SOLITAIRE FUNDING LLC##++(p)                                                0.23        04/20/2010         7,997,444
   87,000,000  SOLITAIRE FUNDING LLC##++(p)                                                0.24        04/22/2010        86,969,840
   50,000,000  SOLITAIRE FUNDING LLC##++(p)                                                0.25        05/20/2010        49,972,222
   59,000,000  SOLITAIRE FUNDING LLC##++(p)                                                0.31        03/19/2010        58,990,265
    9,000,000  STARBIRD FUNDING CORPORATION##++(p)                                         0.20        04/09/2010         8,998,050
   18,000,000  STARBIRD FUNDING CORPORATION##++(p)                                         0.20        04/22/2010        17,994,800
    4,000,000  STARBIRD FUNDING CORPORATION##++(p)                                         0.20        05/11/2010         3,998,422
   12,000,000  SUMITOMO TRUST & BANKING COMPANY##                                          0.13        03/03/2010        11,999,867
    2,000,000  SURREY FUNDING CORPORATION##++(p)                                           0.19        04/12/2010         1,999,557
    6,000,000  SURREY FUNDING CORPORATION##++(p)                                           0.19        04/13/2010         5,998,638
    3,000,000  SURREY FUNDING CORPORATION##++(p)                                           0.20        04/21/2010         2,999,150
    6,000,000  SURREY FUNDING CORPORATION##++(p)                                           0.20        04/26/2010         5,998,133
   10,000,000  SURREY FUNDING CORPORATION##++(p)                                           0.20        05/05/2010         9,996,389
    6,000,000  SVENSKA HANDELSBANKEN INCORPORATED##                                        0.20        04/08/2010         5,998,765
   40,000,000  TASMAN FUNDING INCORPORATED##++(p)                                          0.20        03/17/2010        39,996,267
    4,000,000  TASMAN FUNDING INCORPORATED##++(p)                                          0.20        03/26/2010         3,999,417
   12,000,000  TASMAN FUNDING INCORPORATED##++(p)                                          0.23        03/12/2010        11,999,083
   17,000,000  TASMAN FUNDING INCORPORATED##++(p)                                          0.23        04/14/2010        16,995,038
    1,000,000  TASMAN FUNDING INCORPORATED##++(p)                                          0.24        04/27/2010           999,620
    2,000,000  TASMAN FUNDING INCORPORATED##++(p)                                          0.25        04/12/2010         1,999,393
   11,000,000  THAMES ASSET GLOBAL SECURITIZATION # 1 INCORPORATED##++(p)                  0.19        04/08/2010        10,997,794
   13,000,000  THAMES ASSET GLOBAL SECURITIZATION # 1 INCORPORATED##++(p)                  0.17        03/22/2010        12,998,635
    2,384,000  THAMES ASSET GLOBAL SECURITIZATION # 1 INCORPORATED##++(p)                  0.19        04/19/2010         2,383,383
    6,000,000  THAMES ASSET GLOBAL SECURITIZATION # 1 INCORPORATED##++(p)                  0.19        04/26/2010         5,998,227
   40,746,000  THAMES ASSET GLOBAL SECURITIZATION # 1 INCORPORATED##++(p)                  0.24        06/07/2010        40,718,862
    9,000,000  THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED##++(p)                   0.17        03/24/2010         8,998,965
    1,000,000  THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED##++(p)                   0.20        04/07/2010           999,794
    2,619,000  THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED##++(p)                   0.20        04/09/2010         2,618,432
   14,000,000  THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED##++(p)                   0.23        03/15/2010        13,998,748
   13,000,000  TICONDEROGA FUNDING LLC##++(p)                                              0.09        03/02/2010        12,999,938

                  102 Wells Fargo Advantage Money Market Funds


                                     Portfolio of Investments--February 28, 2010

PRIME INVESTMENT MONEY MARKET FUND

  PRINCIPAL    SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
-------------  ---------------------------------------------------------------------  -------------  -------------  ---------------
COMMERCIAL PAPER (continued)
$   4,400,000  TOYOTA MOTOR CREDIT CORPORATION##                                           0.19%       04/21/2010   $     4,398,816
    3,000,000  TOYOTA MOTOR CREDIT CORPORATION##                                           0.19        04/22/2010         2,999,177
   18,000,000  TOYOTA MOTOR CREDIT CORPORATION##                                           0.21        04/26/2010        17,994,120
   50,500,000  TOYOTA MOTOR CREDIT CORPORATION##                                           0.23        05/05/2010        50,479,028
   28,000,000  TOYOTA MOTOR CREDIT CORPORATION##                                           0.24        03/29/2010        27,994,556
    3,370,000  TULIP FUNDING CORPORATION##++(p)                                            0.15        03/10/2010         3,369,857
   23,000,000  TULIP FUNDING CORPORATION##++(p)                                            0.19        04/08/2010        22,995,302
    5,000,000  TULIP FUNDING CORPORATION##++(p)                                            0.19        04/08/2010         4,998,997
   11,000,000  TULIP FUNDING CORPORATION##++(p)                                            0.20        04/09/2010        10,997,617
   46,000,000  UBS FINANCE DELAWARE LLC##                                                  0.26        04/05/2010        45,987,925
   28,000,000  UNICREDIT DELAWARE INCORPORATED##++                                         0.20        03/15/2010        27,997,713
   39,000,000  UNICREDITO ITALIANO BANK IRELAND##++                                        0.29        04/06/2010        38,988,300
    1,000,000  VERSAILLES COMMERCIAL PAPER LLC##++(p)                                      0.18        03/23/2010           999,884
   14,000,000  VERSAILLES COMMERCIAL PAPER LLC##++(p)                                      0.28        03/05/2010        13,999,456
   24,000,000  VICTORY RECEIVABLES CORPORATION##++(p)                                      0.13        03/04/2010        23,999,660
    9,000,000  VICTORY RECEIVABLES CORPORATION##++(p)                                      0.14        03/08/2010         8,999,720
   12,000,000  VICTORY RECEIVABLES CORPORATION##++(p)                                      0.14        03/09/2010        11,999,573
   40,000,000  WESTPAC SECURITIES NZ LIMITED+/-++                                          0.30        08/20/2010        40,000,000
   37,000,000  WESTPAC SECURITIES NZ LIMITED+/-++                                          0.35        11/05/2010        37,000,000
    2,500,000  WINDMILL FUNDING CORPORATION##++(p)                                         0.09        03/02/2010         2,499,988
    6,000,000  WINDMILL FUNDING CORPORATION##++(p)                                         0.15        03/17/2010         5,999,573
    3,438,000  WINDMILL FUNDING CORPORATION##++(p)                                         0.16        03/18/2010         3,437,724
    7,000,000  WINDMILL FUNDING CORPORATION##++(p)                                         0.18        04/07/2010         6,998,705
   39,696,000  YORKTOWN CAPITAL LLC##++(p)                                                 0.19        04/26/2010        39,684,268
   14,238,000  YORKTOWN CAPITAL LLC##++(p)                                                 0.20        05/10/2010        14,232,463
   21,000,000  YORKTOWN CAPITAL LLC##++(p)                                                 0.20        05/17/2010        20,990,998
   10,000,000  YORKTOWN CAPITAL LLC##++(p)                                                 0.22        04/12/2010         9,997,433
   12,000,000  YORKTOWN CAPITAL LLC##++(p)                                                 0.23        04/20/2010        11,996,167
TOTAL COMMERCIAL PAPER (COST $6,742,894,133)                                                                          6,742,894,133
                                                                                                                    ---------------
CORPORATE BONDS & NOTES: 2.53%
   18,000,000  AMERICAN HONDA FINANCE CORPORATION SERIES MTN+/-++                          0.35        04/20/2010        18,003,187
   35,000,000  BBVA US SENIOR SAU+/-++                                                     0.30        03/12/2010        35,000,516
   27,000,000  BERKSHIRE HATHAWAY INCORPORATED+/-                                          0.23        02/10/2011        27,000,000
   33,000,000  CITIBANK NA+/-                                                              0.30        09/30/2010        33,000,000
    3,000,000  CITIGROUP FUNDING INCORPORATED+/-                                           1.30        05/07/2010         3,004,902
   30,000,000  COMMONWEALTH BANK (AUSTRALIA)+/-++                                          0.35        06/24/2010        30,000,000
   90,000,000  COMMONWEALTH BANK (AUSTRALIA)+/-++                                          0.36        06/04/2010        90,000,000
    3,500,000  CREDIT AGRICOLE SA (LONDON)+/-++                                            0.30        05/28/2010         3,498,688
    2,500,000  DANSKE BANK A/S                                                             1.53        04/24/2010         2,504,639
    5,000,000  GENERAL ELECTRIC CAPITAL CORPORATION+/-ss                                   0.38        03/11/2011         5,007,395
   28,000,000  SANTANDER US DEBT SA UNIPERSONAL+/-++                                       0.30        07/23/2010        27,983,861
    4,000,000  SEARIVER MARITIME INCORPORATED(i)+/-ss                                      0.60        10/01/2011         4,000,000
TOTAL CORPORATE BONDS & NOTES (COST $279,003,188)                                                                       279,003,188
                                                                                                                    ---------------
MEDIUM TERM NOTES: 1.94%
   10,000,000  BEAR STEARNS COMPANY+/-                                                     0.37        05/18/2010        10,001,049
   35,000,000  BNP PARIBAS+/-                                                              0.58        03/10/2010        35,003,241
   35,000,000  EKSPORTFINANS ASA+/-                                                        0.30        08/03/2010        35,000,000
   15,000,000  EKSPORTFINANS ASA+/-                                                        0.32        09/22/2010        15,000,000
   19,000,000  EKSPORTFINANS ASA+/-                                                        0.70        06/11/2010        19,000,000
   60,000,000  JPMORGAN CHASE & COMPANY+/-                                                 0.29        05/07/2010        60,007,497
   40,000,000  US BANCORP+/-                                                               0.66        06/04/2010        40,047,973
TOTAL MEDIUM TERM NOTES (COST $214,059,760)                                                                             214,059,760
                                                                                                                    ---------------

                  Wells Fargo Advantage Money Market Funds 103


Portfolio of Investments--February 28, 2010

PRIME INVESTMENT MONEY MARKET FUND

  PRINCIPAL    SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
-------------  ---------------------------------------------------------------------  -------------  -------------  ---------------
MUNICIPAL BONDS & NOTES: 7.24%
$   9,585,000  ACADEMY OF THE NEW CHURCH (OTHER REVENUE)+/-ss                              0.23%       02/01/2025   $     9,585,000
    4,900,000  BALTIMORE MD PACKAGE SYSTEMS FACILITIES (PARKING FACILITIES REVENUE,
               BANK OF AMERICA NA LOC)+/-ss                                                0.22        07/01/2032         4,900,000
    2,000,000  BIG BEAR LAKE CA SOUTHWEST GAS CORPORATION PROJECT SERIES A
               (IDR, KBC BANK NV LOC)+/-ss                                                 0.21        12/01/2028         2,000,000
    9,000,000  CALCASIEU PARISH LA INCORPORATED INDUSTRIAL DEVELOPMENT BOARD
               ENVIRONMENTAL REVENUE CITGO PETROLEUM CORPORATION (IDR, NATIXIS
               LOC)+/-ss                                                                   0.13        07/01/2026         9,000,000
    3,000,000  CALIFORNIA HFA REVENUE HOUSING PROGRAM SERIES A
               (HOUSING REVENUE, FORTIS BANQUE LOC)+/-ss                                   0.20        08/01/2036         3,000,000
    3,000,000  CALIFORNIA HFFA CATHOLIC HEALTHCARE SERIES L (HCFR, CITIBANK NA
               LOC)+/-ss                                                                   0.18        07/01/2033         3,000,000
   36,900,000  CALIFORNIA STANFORD HOSPITAL SERIES B (RECREATIONAL REVENUE,
               JPMORGAN CHASE BANK LOC)+/-ss                                               0.11        06/01/2034        36,900,000
   10,400,000  CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES C 7 (ELECTRIC,
               POWER & LIGHT REVENUE, AGM INSURED)+/-ss                                    0.25        05/01/2022        10,400,000
    9,000,000  CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES C1 (POWER REVENUE,
               DEXIA CREDIT LOCAL DE FRANCE LOC)+/-ss                                      0.19        05/01/2022         9,000,000
   16,100,000  CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES C13 (UTILITIES
               REVENUE, FIRST SECURITY BANK LOC)+/-ss                                      0.21        05/01/2022        16,100,000
    8,000,000  CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES C9
               (ELECTRIC REVENUE, CITIBANK NA LOC)+/-ss                                    0.16        05/01/2022         8,000,000
   20,000,000  CALIFORNIA STATE ECONOMIC RECOVERY REVENUE SERIES C-5
               (OTHER REVENUE, BANK OF AMERICA NA LOC)+/-ss                                0.14        07/01/2023        20,000,000
    7,000,000  CALIFORNIA STATE SERIES B (OTHER REVENUE, JPMORGAN CHASE BANK
               LOC)+/-ss                                                                   0.15        05/01/2040         7,000,000
   23,000,000  CALIFORNIA STATE SERIES B SUBSERIES B1 (OTHER REVENUE, BANK OF
               AMERICA NA LOC)+/-ss                                                        0.20        05/01/2040        23,000,000
    6,000,000  CALIFORNIA STATE SERIES B5 (OTHER REVENUE, CITIBANK NA LOC)+/-ss            0.16        05/01/2034         6,000,000
    5,000,000  CALIFORNIA STATEWIDE CDA JOHN MUIR HEALTH SERIES A
               (HOSPITAL REVENUE, UBS AG LOC)+/-ss                                         0.11        08/15/2036         5,000,000
   14,725,000  COLORADO HOUSING & FINANCE AUTHORITY CLASS I-B1
               (HOUSING REVENUE, GO OF AUTHORITY INSURED)+/-ss                             0.23        10/01/2038        14,725,000
   19,990,000  COLORADO HOUSING & FINANCE AUTHORITY TAXABLE MULTIFAMILY PROJECT B II
               (HOUSING REVENUE, FNMA INSURED)+/-ss                                        0.22        05/01/2049        19,990,000
    6,400,000  COOK COUNTY IL (OTHER REVENUE, HARRIS TRUST & SAVINGS BANK LOC)+/-ss        0.23        11/01/2030         6,400,000
    3,600,000  COOK COUNTY IL (OTHER REVENUE, NORTHERN TRUST CORPORATION LOC)+/-ss         0.23        11/01/2030         3,600,000
   10,000,000  DELAWARE STATE ECONOMIC DEVELOPMENT AUTHORITY (RESOURCE RECOVERY
               REVENUE)+/-ss                                                               0.17        08/01/2029        10,000,000
   40,000,000  DENVER CO CITY & COUNTY SCHOOL DISTRICT TAXABLE SERIES A
               (LEASE REVENUE, AGM INSURED)+/-ss                                           0.31        12/15/2037        40,000,000
    5,000,000  ESCAMBIA COUNTY FL SOLID WASTE DISPOSAL SYSTEM GULF POWER COMPANY
               PROJECT 2ND SERIES (RESOURCE RECOVERY REVENUE)+/-ss                         0.16        04/01/2039         5,000,000
    8,000,000  GREGG COUNTY TX HEALTH FACILITIES DEVELOPMENT CORPORATION GOOD
               SHEPHERD SERIES C (HCFR, RADIAN INSURED)+/-ss                               0.13        10/01/2029         8,000,000
   28,440,000  HARRIS COUNTY HEALTH FACILITIES DEVELOPMENT CORPORATION VARIOUS
               BAYLOR COLLEGE MEDICINE SERIES B (COLLEGE & UNIVERSITY REVENUE,
               JPMORGAN CHASE BANK LOC)+/-ss                                               0.14        11/15/2047        28,440,000
   20,000,000  HARRIS COUNTY TX HEALTH FACILITIES DEVELOPMENT CORPORATION BAYLOR
               SERIES A2 (COLLEGE AND UNIVERSITY REVENUE, AMBAC INSURED)+/-ss              0.14        11/15/2047        20,000,000
   15,000,000  HARRIS COUNTY TX INDUSTRIAL DEVELOPMENT CORPORATION DEER PARK
               REFINING (RESOURCE RECOVERY REVENUE)+/-ss                                   0.14        03/01/2023        15,000,000
   11,000,000  HOUSTON TX UTILITY SYSTEM FIRST LIEN B2 (WATER & SEWER REVENUE,
               BANK OF AMERICA NA LOC)+/-ss                                                0.19        05/15/2034        11,000,000
    8,900,000  HOUSTON TX UTILITY SYSTEM FIRST LIEN B3 (WATER & SEWER REVENUE,
               BANK OF AMERICA NA LOC)+/-ss                                                0.19        05/15/2034         8,900,000
   17,290,000  IOWA FINANCIAL AUTHORITY SFMR (HOUSING REVENUE, GNMA INSURED)+/-ss          0.20        01/01/2039        17,290,000
   40,000,000  KENTUCKY INCORPORATED PUBLIC ENERGY AUTHORITY SERIES A
               (OTHER REVENUE, SOCIETE GENERALE LOC)+/-ss                                  0.13        08/01/2016        40,000,000
    1,970,000  KING COUNTY WA HOUSING AUTHORITY SERIES A (HOUSING REVENUE, FHLMC
               INSURED)+/-ss                                                               0.20        07/01/2035         1,970,000
   10,000,000  LANCASTER COUNTY PA HOSPITAL AUTHORITY HEALTH SYSTEM LANCASTER
               GENERAL HOSPITAL (HOSPITAL REVENUE, BANK OF AMERICA NA LOC)+/-ss            0.20        07/01/2041        10,000,000

                  104 WELLS FARGO ADVANTAGE MONEY MARKET FUNDS


                                     PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2010

PRIME INVESTMENT MONEY MARKET FUND

  PRINCIPAL    SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
-------------  ---------------------------------------------------------------------  -------------  -------------  ---------------
MUNICIPAL BONDS & NOTES (continued)
$   5,800,000  LEE MEMORIAL FL HEALTH SYSTEM SERIES B (HCFR, BANK OF AMERICA NA
               LOC)+/-ss                                                                   0.16%       04/01/2033   $     5,800,000
    5,000,000  LOMA LINDA CA LOMA LINDA UNIVERSITY SERIES B (HCFR, BANK OF AMERICA
               NA LOC)+/-ss                                                                0.18        12/01/2037         5,000,000
    9,000,000  MASSACHUSETTS WATER RESOURCES AUTHORITY SERIES E (WATER REVENUE, GO
               OF AUTHORITY INSURED)+/-ss                                                  0.19        08/01/2037         9,000,000
   15,000,000  METROPOLITAN WASHINGTON DC AIRPORTS AUTHORITY SUBSERIES D-2 (AIRPORT
               REVENUE, BANK OF AMERICA NA LOC)+/-ss                                       0.16        10/01/2039        15,000,000
   13,000,000  METROPOLITAN WASHINGTON DC AIRPORTS AUTHORITY SUBSERIES D-1 (AIRPORT
               REVENUE, BANK OF AMERICA NA LOC)+/-ss                                       0.18        10/01/2039        13,000,000
    4,000,000  METROPOLITAN WATER DISTRICT SOUTHERN CA WATERWORKS REVENUE SERIES C
               (WATER REVENUE )+/-ss                                                       0.16        07/01/2027         4,000,000
    9,105,000  MINNESOTA STATE HFA RESIDENTIAL HOUSING SERIES E (HOUSING REVENUE, GO
               OF AUTHORITY INSURED)+/-ss                                                  0.23        07/01/2038         9,105,000
   11,600,000  MINNESOTA STATE HFA RESIDENTIAL HOUSING SERIES T (HOUSING REVENUE, GO
               OF AUTHORITY INSURED)+/-ss                                                  0.23        07/01/2048        11,600,000
   18,935,000  MISSISSIPPI STATE TAXABLE NISSAN PROJECT A (OTHER REVENUE, BANK OF
               AMERICA NA LOC)+/-ss                                                        0.22        11/01/2028        18,934,187
   10,000,000  MOBILE AL INFIRMARY HEALTH SYSTEM SPECIAL CARE FACILITIES SERIES A
               (HFFA REVENUE, BANK OF NOVA SCOTIA LOC)+/-ss                                0.16        02/01/2040        10,000,000
    6,000,000  NEW JERSEY STATE TURNPIKE AUTHORITY SERIES D (TOLLS ROAD REVENUE,
               SOCIETE GENERALE LOC)+/-ss                                                  0.23        01/01/2018         6,000,000
   19,998,000  NEW YORK NY CITY MUNICIPAL WATER FINANCE AUTHORITY SUBSERIES B-1
               (WATER & SEWER REVENUE, JPMORGAN CHASE BANK LOC)+/-ss                       0.15        06/15/2024        19,998,000
   12,000,000  NEW YORK NY CITY MUNICIPAL WATER FINANCE VARIOUS SUBORDINATED SERIES
               B3 (WATER REVENUE)+/-ss                                                     0.14        06/15/2025        12,000,000
   23,000,000  NEW YORK NY CITY TRANSITIONAL FINANCE AUTHORITY SERIES 3 SUBSERIES 3C
               (SALES TAX REVENUE)+/-ss                                                    0.22        11/01/2022        23,000,000
   10,000,000  NEW YORK NY IDA SERIES B (IDR, BANK OF AMERICA NA LOC)+/-ss                 0.14        11/01/2039        10,000,000
    7,000,000  NEW YORK NY SERIES E SUBSERIES E-2 (PROPERTY TAX REVENUE, BANK OF
               AMERICA NA LOC)+/-ss                                                        0.14        08/01/2034         7,000,000
    5,000,000  NEWPORT BEACH CA HOAG MEMORIAL HOSPITAL SERIES D (HCFR, BANK OF
               AMERICA NA LOC)+/-ss                                                        0.15        12/01/2040         5,000,000
    7,000,000  NORTH TEXAS TOLLWAY AUTHORITY (OTHER REVENUE, JPMORGAN CHASE BANK
               LOC)+/-ss                                                                   0.16        01/01/2049         7,000,000
    5,000,000  PENNSYLVANIA HOUSING FINANCE AGENCY SERIES 85C (SFMR, FNMA
               INSURED)+/-ss                                                               0.18        10/01/2035         5,000,000
   27,000,000  PORT ARTHUR TX NAVY DISTRICT ENVIRONMENTAL FACILITIES MOTIVA
               ENTERPRISES B (RESOURCE RECOVERY REVENUE)+/-ss                              0.14        12/01/2039        27,000,000
    5,000,000  PUTNAM COUNTY GA DEVELOPMENT AUTHORITY POLLUTION CONTROL (IDR)+/-ss         0.15        04/01/2032         5,000,000
    7,000,000  RENO NV SALES TAX REVENUE VARIOUS REFUNDING SENIOR LIEN-RENO
               TRANSPORTATION RAIL ACCESS CORRIDOR PROJECT (SALES TAX REVENUE, BANK
               OF NEW YORK LOC)+/-ss                                                       0.14        06/01/2042         7,000,000
   16,426,000  SAN DIEGO COUNTY CA REGIONAL TRANSPORTATION COMMUNITY LIMITED TAX
               SERIES C (SALES TAX REVENUE, DEXIA CREDIT LOCAL DE FRANCE LOC)+/-ss         0.39        04/01/2038        16,426,000
   11,000,000  SAN JOSE CA FINANCING AUTHORITY TAXABLE LAND SERIES F (OTHER REVENUE,
               BANK OF AMERICA NA LOC)+/-ss                                                0.20        06/01/2034        11,000,000
   10,800,000  SOUTH DAKOTA STATE HEFA AVERA HEALTH SUBSERIES A1 (OTHER REVENUE, US
               BANK NA LOC)+/-ss                                                           0.19        07/01/2038        10,800,000
    3,000,000  TEXAS STATE TAXABLE PRODUCT DEVELOPMENT PROGRAM SERIES A (OTHER
               REVENUE, NATIONAL AUSTRALIA BANK NA LOC)+/-ss                               0.23        06/01/2045         3,000,000
   50,000,000  VALDEZ AK MARINE TERMINAL REVENUE BP PIPELINES INCORPORATED PROJECT
               SERIES B (IDR)+/-ss                                                         0.11        07/01/2037        50,000,000
   30,000,000  VALDEZ AK MARINE TERMINAL REVENUE BP PIPELINES INCORPORATED PROJECT
               SERIES C (IDR)+/-ss                                                         0.11        07/01/2037        30,000,000
    1,260,000  WAYNE COUNTY MI AIRPORT AUTHORITY SERIES F (AIRPORT REVENUE, JPMORGAN
               CHASE BANK LOC)+/-ss                                                        0.19        12/01/2016         1,260,000
    7,420,000  WEST VIRGINIA STATE HOSPITAL FINANCE AUTHORITY UNITED HEALTH SYSTEMS
               SERIES A (HOSPITAL REVENUE, BANK OF AMERICA NA LOC)+/-ss                    0.16        06/01/2041         7,420,000
TOTAL MUNICIPAL BONDS & NOTES (COST $798,543,187)                                                                       798,543,187
                                                                                                                    ---------------
REPURCHASE AGREEMENTS(z): 4.54%
  151,000,000  BANK OF AMERICA NA, DATED 02/26/2010, MATURITY VALUE
               $151,001,510 (1)                                                            0.12        03/01/2010       151,000,000
   35,000,000  BANK OF AMERICA SECURITIES LLC , DATED 02/26/2010, MATURITY VALUE
               $35,000,700 (2)                                                             0.24        03/01/2010        35,000,000
   22,000,000  BARCLAYS CAPITAL INCORPORATED, DATED 02/26/2010, MATURITY VALUE
               $22,000,440 (3)                                                             0.24        03/01/2010        22,000,000

                  WELLS FARGO ADVANTAGE MONEY MARKET FUNDS 105


PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2010

PRIME INVESTMENT MONEY MARKET FUND

  PRINCIPAL    SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
-------------  ---------------------------------------------------------------------  -------------  -------------  ---------------
REPURCHASE AGREEMENTS (continued)
$  76,000,000  BNP PARIBAS SECURITIES, DATED 02/26/2010, MATURITY VALUE
               $76,000,760 (4)                                                             0.12%       03/01/2010   $    76,000,000
   76,000,000  CITIGROUP GLOBAL MARKETS, DATED 02/26/2010, MATURITY VALUE
               $76,000,760 (5)                                                             0.12        03/01/2010        76,000,000
   57,000,000  CREDIT SUISSE FIRST BOSTON CORPORATION, DATED 02/26/2010, MATURITY
               VALUE $57,000,570 (6)                                                       0.12        03/01/2010        57,000,000
   41,600,000  DEUTSCHE BANK SECURITIES, DATED 02/26/2010, MATURITY VALUE
               $41,600,416 (7)                                                             0.12        03/01/2010        41,600,000
   42,000,000  JPMORGAN SECURITIES, DATED 02/26/2010, MATURITY VALUE $42,000,840 (8)       0.24        03/01/2010        42,000,000
TOTAL REPURCHASE AGREEMENTS (COST $500,600,000)                                                                         500,600,000
                                                                                                                    ---------------
SECURED MASTER NOTE AGREEMENT: 1.62%
  100,509,000  BANK OF AMERICA CORPORATION+/-ss                                            0.29        09/09/2034       100,509,000
   77,589,000  CITIGROUP GLOBAL MARKETS HOLDINGS DTC MMI+/-ss                              0.64        09/09/2049        77,589,000
TOTAL SECURED MASTER NOTE AGREEMENT (COST $178,098,000)                                                                 178,098,000
                                                                                                                    ---------------
TIME DEPOSITS: 9.80%
  100,000,000  BANCO BILBAO VIZCAYA LONDON                                                 0.14        03/01/2010       100,000,000
   71,000,000  BANK OF IRELAND                                                             0.35        03/01/2010        71,000,000
   60,000,000  BANK OF IRELAND                                                             0.50        03/02/2010        60,000,000
   38,000,000  BAYER HYPO-UND VEREINSBANK AG MUNICH                                        0.15        03/02/2010        38,000,000
   30,000,000  BNP PARIBAS PARIS                                                           0.14        03/02/2010        30,000,000
   53,000,000  CITIBANK NA NASSAU                                                          0.12        03/01/2010        53,000,000
   38,000,000  DANSKE BANK A/S COPENHAGEN                                                  0.14        03/01/2010        38,000,000
   68,000,000  DANSKE BANK A/S COPENHAGEN                                                  0.20        03/02/2010        68,000,000
  107,000,000  DANSKE BANK A/S COPENHAGEN                                                  0.21        03/01/2010       107,000,000
   57,500,000  DEXIA BANK GRAND CAYMAN                                                     0.22        03/05/2010        57,500,000
  115,000,000  FORTIS BANK NV SA                                                           0.18        03/01/2010       115,000,000
   29,000,000  FORTIS BANK NV SA                                                           0.18        03/03/2010        29,000,000
   53,000,000  FORTIS BANK NV SA                                                           0.18        03/04/2010        53,000,000
  204,000,000  KBC BANK NV BRUSSELS                                                        0.16        03/01/2010       204,000,000
   24,000,000  LLOYDS TSB BANK PLC LONDON                                                  0.14        03/01/2010        24,000,000
   33,000,000  SOCIETE GENERALE PARIS                                                      0.16        03/01/2010        33,000,000
TOTAL TIME DEPOSITS (COST $1,080,500,000)                                                                             1,080,500,000
                                                                                                                    ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $11,121,321,729)*                                                                  100.87%                     11,121,321,729
OTHER ASSETS AND LIABILITIES, NET                                                         (0.87)                        (96,024,998)
                                                                                         ------                     ---------------
TOTAL NET ASSETS                                                                         100.00%                    $11,025,296,731
                                                                                         ======                     ===============

                  106 WELLS FARGO ADVANTAGE MONEY MARKET FUNDS


                                     PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2010

PRIME INVESTMENT MONEY MARKET FUND

----------
ss These securities are subject to a demand feature which reduces the effective maturity.

+/-  Variable rate investments.

##   Zero coupon security. Rate represents yield to maturity.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

(p)  Asset-backed commercial papers.

(i)  Illiquid security (unaudited).

(z)  Collateralized by:

     (1) U.S. government securities, 5.00%, 1/20/2040, market value including accrued interest is $155,530,000.

     (2)  U.S. government securities, 2.58% to 10.00%, 10/1/2011 to 12/1/2048, market value including accrued interest is $36,050,000.

     (3) Commercial paper, 0.00%, 4/8/2010 to 8/18/2010, market value is $22,440,000.

     (4) U.S. government securities, 5.50%, 6/1/2033 to 4/1/2039, market value including accrued interest is $78,280,000.

     (5)  U.S. government securities, 2.90% to 6.18%, 6/1/2018 to 3/1/2040, market value including accrued interest is $78,280,000.

     (6)  U.S. government securities, 3.50% to 16.00%, 9/1/2011 to 11/1/2047, market value including accrued interest is $58,710,329.

     (7)  U.S. government securities, 0.00% to 9.80%, 5/2/2010 to 6/1/2047, market value including accrued interest is $42,789,588.

     (8)  Commercial paper, 0.03% to 0.15%, 3/2/2010 to 5/25/2010, market value including accrued interest is $42,840,153.

* Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

                  WELLS FARGO ADVANTAGE MONEY MARKET FUNDS 107


PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2010

TREASURY PLUS MONEY MARKET FUND

  PRINCIPAL    SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
-------------  ---------------------------------------------------------------------  -------------  -------------  ---------------
US TREASURY SECURITIES: 15.48%
US TREASURY BILLS: 9.73%
$  25,000,000  US TREASURY BILL##                                                          0.25%       03/04/2010   $    24,999,479
      100,000  US TREASURY BILL##                                                          0.00        03/11/2010           100,000
  250,000,000  US TREASURY BILL##                                                          0.08        03/18/2010       249,991,146
   25,000,000  US TREASURY BILL##                                                          0.19        04/29/2010        24,992,420
   60,000,000  US TREASURY BILL##                                                          0.11        05/27/2010        59,984,050
  250,000,000  US TREASURY BILL##                                                          0.18        08/12/2010       249,795,000
   30,000,000  US TREASURY BILL##                                                          0.20        08/26/2010        29,971,075
                                                                                                                        639,833,170
                                                                                                                    ---------------
US TREASURY NOTES: 5.75%
  150,000,000  US TREASURY NOTE                                                            1.75        03/31/2010       150,206,250
  100,000,000  US TREASURY NOTE                                                            2.88        06/30/2010       100,867,091
  125,000,000  US TREASURY NOTE                                                            3.88        07/15/2010       126,685,985
                                                                                                                        377,759,326
                                                                                                                    ---------------
TOTAL US TREASURY SECURITIES (COST $1,017,592,496)                                                                    1,017,592,496
                                                                                                                    ---------------
REPURCHASE AGREEMENTS: 84.50%
  607,610,000  BARCLAYS CAPITAL INCORPORATED, DATED 02/26/2010, MATURITY VALUE
               $607,615,063 (1)                                                            0.10        03/01/2010       607,610,000
  802,000,000  BNP PARIBAS SECURITIES, DATED 02/26/2010, MATURITY VALUE
               $802,006,683 (2)                                                            0.10        03/01/2010       802,000,000
  268,000,000  CREDIT SUISSE FIRST BOSTON CORPORATION, DATED 02/26/2010,
               MATURITY VALUE $268,002,233 (3)                                             0.10        03/01/2010       268,000,000
  802,000,000  DEUTSCHE BANK SECURITIES, DATED 02/26/2010, MATURITY VALUE
               $802,006,683 (4)                                                            0.10        03/01/2010       802,000,000
  802,000,000  HSBC SECURITIES, DATED 02/26/2010, MATURITY VALUE $802,006,683 (5)          0.10        03/01/2010       802,000,000
  535,000,000  JPMORGAN SECURITIES, DATED 02/26/2010, MATURITY VALUE
               $535,004,458 (6)                                                            0.10        03/01/2010       535,000,000
  669,000,000  MORGAN STANLEY & COMPANY, DATED 02/26/2010, MATURITY VALUE
               $669,005,575 (7)                                                            0.10        03/01/2010       669,000,000
  802,000,000  RBS SECURITIES, DATED 02/26/2010, MATURITY VALUE $802,006,683 (8)           0.10        03/01/2010       802,000,000
  268,000,000  UBS SECURITIES, DATED 02/26/2010, MATURITY VALUE $268,002,233 (9)           0.10        03/01/2010       268,000,000
TOTAL REPURCHASE AGREEMENTS (COST $5,555,610,000)                                                                     5,555,610,000
                                                                                                                    ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $6,573,202,496)*                                                                    99.98%                      6,573,202,496
OTHER ASSETS AND LIABILITIES, NET                                                          0.02                           1,290,265
                                                                                         ------                     ---------------
TOTAL NET ASSETS                                                                         100.00%                    $ 6,574,492,761
                                                                                         ======                     ===============

----------
##   Zero coupon security. Rate represents yield to maturity.

(z)  Collateralized by:

     (1)  U.S. government securities, 0.00% to 4.25%, 6/3/2010 to 5/15/2039, market value including accrued interest is $619,762,258.

     (2)  U.S. government securities, 2.625% to 4.375%, 12/15/2010 to 6/30/2014, market value including accrued interest is $818,040,019.

     (3)  U.S. government securities, 1.375% to 2.625%, 10/31/2010 to 4/30/2016, market value including accrued interest is $273,361,183.

     (4)  U.S. government securities, 0.00% to 3.13%, 2/10/2011 to 5/15/2019, market value including accrued interest is $818,040,044.

     (5)  U.S. government securities, 0.00% to 8.125%, 5/15/2010 to 2/15/2040, market value including accrued interest is $818,041,096.

     (6)  U.S. government securities, 0.875% to 3.625%, 4/30/2011 to 4/15/2028, market value including accrued interest is $545,704,148.

     (7)  U.S. government securities, 0.875% to 5.125%, 2/28/2011 to 6/30/2011, market value including accrued interest is $682,380,144.

     (8)  U.S. government securities, 1.75% to 3.875%, 1/15/2025 to 2/15/2040, market value including accrued interest is $818,041,304.

     (9)  U.S. government securities, 0.00%, 7/22/2010 to 8/26/2010, market value is $273,362,581.

* Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

                  108 WELLS FARGO ADVANTAGE MONEY MARKET FUNDS


                                     PORTFOLIO OF INVESTMENTS--FEBRUARY 28, 2010

100% TREASURY MONEY MARKET FUND

  PRINCIPAL    SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
-------------  ---------------------------------------------------------------------  -------------  -------------  ---------------
US TREASURY SECURITIES: 99.97%
US TREASURY BILLS: 98.48%
$ 200,000,000  US TREASURY BILL##                                                          0.02%       03/04/2010   $   199,999,750
  426,970,000  US TREASURY BILL##                                                          0.07        03/04/2010       426,967,433
  464,740,000  US TREASURY BILL##                                                          0.05        03/11/2010       464,735,329
  185,080,000  US TREASURY BILL##                                                          0.05        03/11/2010       185,077,301
   99,900,000  US TREASURY BILL##                                                          0.08        03/11/2010        99,897,780
  307,255,000  US TREASURY BILL##                                                          0.04        03/18/2010       307,249,196
  291,735,000  US TREASURY BILL##                                                          0.11        03/18/2010       291,726,118
  240,270,000  US TREASURY BILL##                                                          0.06        03/25/2010       240,261,259
  411,460,000  US TREASURY BILL##                                                          0.06        03/25/2010       411,443,542
  525,000,000  US TREASURY BILL##                                                          0.11        04/01/2010       524,962,865
  478,990,000  US TREASURY BILL##                                                          0.12        04/08/2010       478,951,737
   75,000,000  US TREASURY BILL##                                                          0.15        04/08/2010        74,988,125
  419,365,000  US TREASURY BILL##                                                          0.05        04/15/2010       419,339,192
  726,295,000  US TREASURY BILL##                                                          0.11        04/22/2010       726,214,114
  461,575,000  US TREASURY BILL##                                                          0.07        04/29/2010       461,521,303
  415,175,000  US TREASURY BILL##                                                          0.10        05/06/2010       415,108,594
  486,695,000  US TREASURY BILL##                                                          0.12        05/13/2010       486,585,008
   37,485,000  US TREASURY BILL##                                                          0.17        05/13/2010        37,472,078
  609,410,000  US TREASURY BILL##                                                          0.11        05/20/2010       609,265,373
   20,400,000  US TREASURY BILL##                                                          0.17        05/20/2010        20,392,520
  500,000,000  US TREASURY BILL##                                                          0.11        05/27/2010       499,867,083
   75,000,000  US TREASURY BILL##                                                          0.17        06/17/2010        74,962,875
   75,000,000  US TREASURY BILL##                                                          0.18        06/24/2010        74,957,474
  125,000,000  US TREASURY BILL##                                                          0.20        07/01/2010       124,917,396
  100,000,000  US TREASURY BILL##                                                          0.19        07/08/2010        99,933,708
  100,000,000  US TREASURY BILL##                                                          0.14        07/15/2010        99,949,000
   75,000,000  US TREASURY BILL##                                                          0.15        07/22/2010        74,955,313
   75,000,000  US TREASURY BILL##                                                          0.14        07/29/2010        74,956,250
   75,000,000  US TREASURY BILL##                                                          0.17        08/05/2010        74,946,031
   75,000,000  US TREASURY BILL##                                                          0.18        08/12/2010        74,940,208
   75,000,000  US TREASURY BILL##                                                          0.19        08/19/2010        74,934,094
   75,000,000  US TREASURY BILL##                                                          0.20        08/26/2010        74,927,688
                                                                                                                      8,306,405,737
                                                                                                                    ---------------
US TREASURY NOTES: 1.49%
   50,000,000  US TREASURY NOTE                                                            4.00        03/15/2010        50,075,944
   75,000,000  US TREASURY NOTE                                                            4.00        04/15/2010        75,354,159
                                                                                                                        125,430,103
                                                                                                                    ---------------
TOTAL US TREASURY SECURITIES (COST $8,431,835,840)                                                                    8,431,835,840
                                                                                                                    ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $8,431,835,840)*                                                          99.97%                                8,431,835,840
OTHER ASSETS AND LIABILITIES, NET                                                0.03                                     2,175,254
                                                                               ------                               ---------------
TOTAL NET ASSETS                                                               100.00%                              $ 8,434,011,094
                                                                               ======                               ===============

----------
##   Zero coupon security. Rate represents yield to maturity.

* Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

                                          THIS PAGE IS INTENTIONALLY LEFT BLANK.

                  110 Wells Fargo Advantage Money Market Funds


                         Statements of Assets and Liabilities--February 28, 2010

                                                                              California
                                                                               Municipal     Cash Investment
                                                                             Money Market      Money Market
                                                                                 Fund              Fund
                                                                            --------------   ---------------
ASSETS
   Investments
      in unaffiliated securities ........................................   $2,580,658,500   $18,794,522,547
      in repurchase agreements ..........................................                0       216,950,000
                                                                            --------------   ---------------
   Total investments at amortized cost ..................................    2,580,658,500    19,011,472,547
   Cash .................................................................       10,803,806           134,721
   Receivable from Fund shares issued ...................................            1,132         1,700,099
   Receivable for investment sold .......................................        1,405,000         7,569,000
   Receivable for interest ..............................................          619,702         3,470,690
   Prepaid expenses and other assets ....................................                0                 0
                                                                            --------------   ---------------
Total assets ............................................................    2,593,488,140    19,024,347,057
                                                                            --------------   ---------------
LIABILITIES
   Payable for fund shares redeemed .....................................          113,538         1,851,397
   Payable for investment purchased .....................................       10,700,985       205,029,728
   Dividends payable ....................................................            5,151           406,580
   Payable to affiliates ................................................          388,312         3,030,768
   Accrued expenses and other liabilities ...............................          106,501           164,644
                                                                            --------------   ---------------
Total liabilities .......................................................       11,314,487       210,483,117
                                                                            --------------   ---------------
TOTAL NET ASSETS ........................................................   $2,582,173,653   $18,813,863,940
                                                                            ==============   ===============
NET ASSETS CONSIST OF
   Paid-in capital ......................................................   $2,582,179,568   $18,813,855,273
   Undistributed/(overdistributed) net investment income ................           (1,037)           (6,470)
   Accumulated net realized gain (loss) on investments ..................           (4,878)           15,137
                                                                            --------------   ---------------
TOTAL NET ASSETS ........................................................   $2,582,173,653   $18,813,863,940
                                                                            ==============   ===============
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE(1)
   Net assets - Class A .................................................   $1,948,312,942                NA
   Shares outstanding - Class A .........................................    1,948,201,819                NA
   Net asset value and offering price per share - Class A ...............   $         1.00                NA
   Net assets - Administrator Class .....................................               NA   $ 1,013,057,866
   Shares outstanding - Administrator Class .............................               NA     1,013,138,971
   Net asset value and offering price per share - Administrator Class ...               NA   $          1.00
   Net assets - Institutional Class .....................................   $  236,353,047   $ 8,887,844,190
   Shares outstanding - Institutional Class .............................      236,373,718     8,887,834,891
   Net asset value and offering price per share - Institutional Class ...   $         1.00   $          1.00
   Net assets - Investor Class ..........................................               NA                NA
   Shares outstanding - Investor Class ..................................               NA                NA
   Net asset value and offering price per share - Investor Class ........               NA                NA
   Net assets - Select Class ............................................               NA   $ 4,897,724,700
   Shares outstanding - Select Class ....................................               NA     4,897,455,843
   Net asset value and offering price per share - Select Class ..........               NA   $          1.00
   Net assets - Service Class ...........................................   $  397,507,664   $ 4,015,237,184
   Shares outstanding - Service Class ...................................      397,551,487     4,015,893,641
   Net asset value and offering price per share - Service Class .........   $         1.00   $          1.00
                                                                            --------------   ---------------

----------
(1.) Each Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

                  Wells Fargo Advantage Money Market Funds 111


Statements of Assets and Liabilities--February 28, 2010

                                                      National           Prime
   Government         Heritage        Municipal       Tax-Free         Investment      Treasury Plus
  Money Market      Money Market    Money Market    Money Market      Money Market     Money Market
      Fund              Fund            Fund            Fund              Fund             Fund
---------------   ---------------   ------------   --------------   ---------------   --------------


$15,382,238,882   $28,840,416,219   $384,474,221   $4,547,811,568   $10,620,721,729   $1,017,592,496
 11,428,670,000     2,775,797,949              0                0       500,600,000    5,555,610,000
---------------   ---------------   ------------   --------------   ---------------   --------------
 26,810,908,882    31,616,214,168    384,474,221    4,547,811,568    11,121,321,729    6,573,202,496
        124,380            89,867        111,621           88,334            57,734           54,591
         65,638       145,130,084        317,809        1,572,531                 0            6,975
              0         3,561,000        415,000        2,655,000           324,000                0
     14,957,125         6,409,685        138,399        1,593,788         1,819,775        2,221,094
              0            55,403              0                0                 0           24,646
---------------   ---------------   ------------   --------------   ---------------   --------------
 26,826,056,025    31,771,460,207    385,457,050    4,553,721,221    11,123,523,238    6,575,509,802
---------------   ---------------   ------------   --------------   ---------------   --------------

        453,779           218,156        208,893          368,103                 0          546,839
              0       279,984,250      2,250,000       10,000,000        95,994,556                0
        144,285         1,130,406            206           47,222           435,583           33,145
      2,725,750         3,666,792         46,011          660,703         1,745,131          437,057
         15,205                 0         22,424           28,403            51,237                0
---------------   ---------------   ------------   --------------   ---------------   --------------
      3,339,019       284,999,604      2,527,534       11,104,431        98,226,507        1,017,041
---------------   ---------------   ------------   --------------   ---------------   --------------
$26,822,717,006   $31,486,460,603   $382,929,516   $4,542,616,790   $11,025,296,731   $6,574,492,761
===============   ===============   ============   ==============   ===============   ==============

$26,822,676,650   $31,486,421,344   $382,929,675   $4,542,590,541   $11,025,288,542   $6,574,553,242
         31,023             4,473              0               15             1,278           20,213
          9,333            34,786           (159)          26,234             6,911          (80,694)
---------------   ---------------   ------------   --------------   ---------------   --------------
$26,822,717,006   $31,486,460,603   $382,929,516   $4,542,616,790   $11,025,296,731   $6,574,492,761
===============   ===============   ============   ==============   ===============   ==============
$   777,461,877                NA             NA   $1,018,469,596                NA   $1,600,618,520
    777,443,317                NA             NA    1,018,454,312                NA    1,600,700,454
$          1.00                NA             NA   $         1.00                NA   $         1.00
$   788,478,456   $ 1,201,157,612             NA   $  419,953,837                NA   $  180,020,875
    788,465,487     1,201,123,265             NA      419,910,729                NA      180,020,981
$          1.00   $          1.00             NA   $         1.00                NA   $         1.00
$20,661,469,830   $ 7,795,658,755   $128,955,789   $2,048,773,766   $10,124,806,644   $4,091,490,011
 20,661,551,513     7,795,581,865    128,955,806    2,048,795,499    10,124,808,110    4,091,659,366
$          1.00   $          1.00   $       1.00   $         1.00   $          1.00   $         1.00
             NA                NA   $253,973,727               NA                NA               NA
             NA                NA    253,973,762               NA                NA               NA
             NA                NA   $       1.00               NA                NA               NA
             NA   $22,489,644,236             NA               NA                NA               NA
             NA    22,489,691,110             NA               NA                NA               NA
             NA   $          1.00             NA               NA                NA               NA
$ 4,595,306,843                NA             NA   $1,055,419,591   $   900,490,087   $  702,363,355
  4,595,254,535                NA             NA    1,055,228,074       900,487,894      702,388,536
$          1.00                NA             NA   $         1.00   $          1.00   $         1.00
---------------   ---------------   ------------   --------------   ---------------   --------------

                  112 Wells Fargo Advantage Money Market Funds


                         Statements of Assets and Liabilities--February 28, 2010

                                                                      100% Treasury
                                                                      Money Market
                                                                          Fund
                                                                     --------------
ASSETS
   Investments in unaffiliated securities at amortized cost ......   $8,431,835,840
   Cash ..........................................................           51,100
   Receivable from Fund shares issued ............................        1,392,847
   Receivable for interest .......................................        2,051,773
                                                                     --------------
Total assets .....................................................    8,435,331,560
                                                                     --------------
LIABILITIES
   Payable for fund shares redeemed ..............................          856,974
   Dividends payable .............................................           36,674
   Payable to affiliates .........................................          417,601
   Accrued expenses and other liabilities ........................            9,217
                                                                     --------------
Total liabilities ................................................        1,320,466
                                                                     --------------
TOTAL NET ASSETS .................................................   $8,434,011,094
                                                                     ==============
NET ASSETS CONSIST OF
   Paid-in capital ...............................................   $8,433,935,115
   Accumulated net realized gain on investments ..................           75,979
                                                                     --------------
TOTAL NET ASSETS .................................................   $8,434,011,094
                                                                     ==============
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE(1)
   Net assets - Class A ..........................................   $  272,399,014
   Shares outstanding - Class A ..................................      272,342,045
   Net asset value and offering price per share - Class A ........   $         1.00
   Net assets - Service Class ....................................   $8,161,612,080
   Shares outstanding - Service Class ............................    8,161,380,783
   Net asset value and offering price per share - Service Class ..   $         1.00
                                                                     --------------

----------
(1.) The Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

                                          THIS PAGE IS INTENTIONALLY LEFT BLANK.

                  114 Wells Fargo Advantage Money Market Funds


                  Statements of Operations--For the Year Ended February 28, 2010

                                                                      California        Cash
                                                                       Municipal     Investment
                                                                     Money Market   Money Market
                                                                         Fund           Fund
                                                                     ------------   ------------
INVESTMENT INCOME
   Interest ......................................................   $ 14,174,471   $126,283,780
                                                                     ------------   ------------
EXPENSES
   Advisory fees .................................................      8,873,354     21,496,405
   Administration fees
      Fund level .................................................      1,568,007      7,944,802
      Class A ....................................................      5,028,594             NA
      Administration Class .......................................             NA      1,292,052
      Institutional Class ........................................        270,391      7,932,595
      Investor Class .............................................             NA             NA
      Select Class ...............................................             NA      2,071,534
      Service Class ..............................................        614,762      6,131,729
   Custody fees ..................................................        565,381      3,793,136
   Shareholder servicing fees
      Class A ....................................................      5,686,531             NA
      Administrator Class ........................................             NA      1,287,884
      Investor Class .............................................             NA             NA
      Service Class ..............................................      1,275,842     12,774,436
   Accounting fees ...............................................        176,790      1,059,351
   Professional fees .............................................         46,863         56,497
   Registration fees .............................................         11,090         16,865
   Shareholder reports ...........................................        147,424        264,721
   Trustee fees ..................................................         16,578         16,578
   Temporary guarantee program fee ...............................      1,072,457      4,231,788
   Other fees and expenses .......................................         72,606        489,716
                                                                     ------------   ------------
   Total expenses ................................................     25,426,670     70,860,089
                                                                     ------------   ------------
LESS
   Waived fees and/or reimbursed expenses ........................    (12,698,317)   (13,525,113)
                                                                     ------------   ------------
   Net expenses ..................................................     12,728,353     57,334,976
                                                                     ------------   ------------
   Net investment income .........................................      1,446,118     68,948,804
                                                                     ------------   ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
NET REALIZED GAIN (LOSS) IN SECURITIES OF UNAFFILIATED ISSUERS ...         (4,878)     1,305,502
                                                                     ============   ============
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .............   $  1,441,240   $ 70,254,306
                                                                     ============   ============

The accompanying notes are an integral part of these financial statements.

                  Wells Fargo Advantage Money Market Funds 115


Statements of Operations--For the Year Ended February 28, 2010

                                               National         Prime        Treasury
 Government      Heritage       Municipal      Tax-Free      Investment     Plus Money    100% Treasury
Money Market   Money Market   Money Market   Money Market   Money Market      Market       Money Market
    Fund           Fund           Fund           Fund           Fund           Fund            Fund
------------   ------------   ------------   ------------   ------------   ------------   -------------
$104,269,629   $110,623,609   $ 2,558,985    $27,055,521    $60,766,894    $ 14,098,334   $ 12,397,059
------------   ------------   -----------    -----------    -----------    ------------   ------------
  33,948,997     23,454,325     1,251,442      5,305,688     11,823,975       8,158,338     18,591,325
  11,680,578      8,532,176       208,574      2,598,555      5,043,053       3,761,961      3,233,898
   2,021,073             NA            NA      2,497,559             NA       4,425,044        581,806
   1,117,215      1,232,517            NA        498,556             NA         128,460             NA
  21,270,659      6,783,166        98,149      1,849,468      8,293,461       4,191,681             NA
          NA             NA       795,047             NA             NA              NA             NA
          NA      5,497,141            NA             NA             NA              NA             NA
   6,389,746             NA            NA      1,632,051      1,748,579         934,672      7,888,465
   6,117,057      3,855,502        73,318        954,411      2,056,673       1,455,196      1,155,620
   2,248,061             NA            NA      2,836,566             NA       5,004,989        598,889
   1,116,151      1,232,310            NA        467,145             NA         127,506             NA
          NA             NA       733,624             NA             NA              NA             NA
  13,311,970             NA            NA      3,400,106      3,642,872       1,942,205     16,370,751
   1,749,118      1,034,845        37,867        286,718        538,850         407,630        357,969
      45,463         49,369        42,257         49,054         55,553          40,328         52,613
     921,075        259,225        28,694         44,597         18,116          49,950         56,350
   1,211,505        170,666         2,473        201,402        102,778         230,436        243,528
      16,578         16,578        16,578         16,578         16,578          16,578         16,578
   7,029,251      1,641,181        85,763      1,358,474      3,024,404         491,717        473,514
     767,508        429,723           848        143,099        243,051         205,080        206,607
------------   ------------   -----------    -----------    -----------    ------------   ------------
 110,962,005     54,188,724     3,374,634     24,140,027     36,607,943      31,571,771     49,827,913
------------   ------------   -----------    -----------    -----------    ------------   ------------
 (34,613,797)   (13,772,069)   (1,499,647)    (6,646,356)    (6,751,326)    (18,976,361)   (38,114,498)
------------   ------------   -----------    -----------    -----------    ------------   ------------
  76,348,208     40,416,655     1,874,987     17,493,671     29,856,617      12,595,410     11,713,415
------------   ------------   -----------    -----------    -----------    ------------   ------------
  27,921,421     70,206,954       683,998      9,561,850     30,910,277       1,502,924        683,644
------------   ------------   -----------    -----------    -----------    ------------   ------------
      43,897        344,536           (28)       329,201        191,889               0        360,468
============   ============   ===========    ===========    ===========    ============   ============
$ 27,965,318   $ 70,551,490   $   683,970    $ 9,891,051    $31,102,166    $  1,502,924   $  1,044,112
============   ============   ===========    ===========    ===========    ============   ============

                  116 Wells Fargo Advantage Money Market Funds


                                             Statements of Changes in Net Assets

                                                                                   CALIFORNIA MUNICIPAL MONEY
                                                                                          MARKET FUND
                                                                               ---------------------------------
                                                                                    For the          For the
                                                                                  Year Ended        Year Ended
                                                                                 February 28,      February 28,
                                                                                     2010              2009
                                                                               ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets ....................................................   $ 4,371,522,330   $ 4,808,408,788
OPERATIONS
   Net investment income ...................................................         1,446,118        63,179,147
   Net realized gain (loss) on investments .................................            (4,878)          666,351
   Net realized gain of capital support agreement ..........................                 0                 0
   Net change in unrealized appreciation of capital support agreement ......                 0                 0
   Net change in unrealized depreciation of investments ....................                 0                 0
                                                                               ---------------   ---------------
Net increase in net assets resulting from operations .......................         1,441,240        63,845,498
                                                                               ---------------   ---------------
DISTRIBUTION TO SHAREHOLDERS FROM
   Net investment income
      Class A ..............................................................          (321,031)      (45,403,227)
      Administrator Class ..................................................                NA                NA
      Institutional Class ..................................................          (765,282)       (4,676,760)
      Select Class .........................................................                NA                NA
      Service Class ........................................................          (359,805)      (13,097,748)
   Net realized gain on sales of investments
      Class A ..............................................................          (123,014)         (521,362)
      Administrator Class ..................................................                NA                NA
      Institutional Class ..................................................           (17,769)          (45,226)
      Select Class .........................................................                NA                NA
      Service Class ........................................................           (27,272)         (130,023)
                                                                               ---------------   ---------------
Total distributions to shareholders ........................................        (1,614,173)      (63,874,346)
                                                                               ---------------   ---------------
CAPITAL SHARES TRANSACTIONS
   Proceeds from shares sold - Class A .....................................     2,402,281,400     4,548,812,448
   Reinvestment of distributions - Class A .................................           417,490        43,357,812
   Cost of shares redeemed - Class A .......................................    (3,746,180,886)   (5,137,690,921)
                                                                               ---------------   ---------------
   Net decrease in net assets resulting from capital share transactions -
      Class A ..............................................................    (1,343,481,996)     (545,520,661)
                                                                               ---------------   ---------------
   Proceeds from shares sold - Administrator Class .........................                NA                NA
   Reinvestment of distributions - Administrator Class .....................                NA                NA
   Cost of shares redeemed - Administrator Class ...........................                NA                NA
                                                                               ---------------   ---------------
   Net decrease in net assets resulting from capital shares transactions -
      Administrator Class ..................................................                NA                NA
                                                                               ---------------   ---------------
   Proceeds from shares sold - Institutional Class .........................     1,790,297,628     2,067,029,869
   Reinvestment of distributions - Institutional Class .....................           464,816         3,288,168
   Cost of shares redeemed - Institutional Class ...........................    (1,924,963,024)   (1,699,743,739)
                                                                               ---------------   ---------------
   Net increase (decrease) in net assets resulting from capital shares
      transactions - Institutional Class ...................................      (134,200,580)      370,574,298
                                                                               ---------------   ---------------
   Proceeds from shares sold - Select Class ................................                NA                NA
   Reinvestment of distributions - Select Class ............................                NA                NA
   Cost of shares redeemed - Select Class ..................................                NA                NA
                                                                               ---------------   ---------------
   Net increase (decrease) in net assets resulting from capital shares
      transactions - Select Class ..........................................                NA                NA
                                                                               ---------------   ---------------
   Proceeds from shares sold - Service Class ...............................       742,085,161     1,881,382,541
   Reinvestment of distributions - Service Class ...........................           108,140         4,343,250
   Cost of shares redeemed - Service Class .................................    (1,053,686,469)   (2,147,637,038)
                                                                               ---------------   ---------------
   Net increase (decrease) in net assets resulting from capital shares
      transactions - Service Class .........................................      (311,493,168)     (261,911,247)
                                                                               ---------------   ---------------
Net increase (decrease) in net assets resulting from capital shares
   transactions - Total ....................................................    (1,789,175,744)     (436,857,610)
                                                                               ---------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS ......................................    (1,789,348,677)     (436,886,458)
                                                                               ===============   ===============
ENDING NET ASSETS ..........................................................   $ 2,582,173,653   $ 4,371,522,330
                                                                               ===============   ===============
Ending balance of undistributed/(overdistributed) net investment income ....   $        (1,037)  $        (1,037)
                                                                               ---------------   ---------------

The accompanying notes are an integral part of these financial statements.

                  Wells Fargo Advantage Money Market Funds 117


Statements of Changes in Net Assets

 CASH INVESTMENT MONEY MARKET FUND         GOVERNMENT MONEY MARKET FUND            HERITAGE MONEY MARKET FUND
-----------------------------------   -------------------------------------   -----------------------------------
     For the            For the            For the             For the             For the            For the
   Year Ended         Year Ended          Year Ended          Year Ended         Year Ended         Year Ended
  February 28,       February 28,        February 28,        February 28,       February 28,       February 28,
      2010               2009                2010                2009               2010               2009
----------------   ----------------   -----------------   -----------------   ----------------   ----------------
$ 21,639,252,133   $ 21,844,243,904   $  51,618,895,393   $  33,481,429,832   $ 12,847,438,353   $  3,556,419,692
      68,948,804        458,172,754          27,921,421         535,855,183         70,206,954        162,859,917
       1,305,502           (894,668)             43,897                   0            344,536             39,462
               0                  0                   0                   0                  0            314,806
               0                  0                   0                   0                  0          1,083,837
               0                  0                   0                   0                  0           (166,094)
----------------   ----------------   -----------------   -----------------   ----------------   ----------------
      70,254,306        457,278,086          27,965,318         535,855,183         70,551,490        164,131,928
----------------   ----------------   -----------------   -----------------   ----------------   ----------------
              NA                 NA             (91,755)        (18,051,861)                NA                 NA
      (3,197,134)       (36,501,427)           (315,227)        (22,654,121)        (2,111,671)       (13,390,439)
     (36,416,120)      (214,179,642)        (26,978,458)       (412,700,215)       (26,527,153)       (77,053,366)
     (21,381,205)       (77,020,427)                 NA                  NA        (41,563,658)       (72,427,423)
      (7,953,067)      (130,471,257)           (535,979)        (82,448,985)                NA                 NA
              NA                 NA              (1,173)                  0                 NA                 NA
         (17,127)                 0              (1,273)                  0            (25,105)          (108,451)
        (130,942)                 0             (25,269)                  0           (140,895)           (84,183)
         (64,816)                 0                  NA                  NA           (339,065)                 0
         (59,895)                 0              (6,849)                  0                 NA                 NA
----------------   ----------------   -----------------   -----------------   ----------------   ----------------
     (69,220,306)      (458,172,753)        (27,955,983)       (535,855,182)       (70,707,547)      (163,063,862)
----------------   ----------------   -----------------   -----------------   ----------------   ----------------
              NA                 NA         372,562,738         497,947,772                 NA                 NA
              NA                 NA              91,388          17,969,720                 NA                 NA
              NA                 NA        (697,095,949)     (1,335,660,176)                NA                 NA
----------------   ----------------   -----------------   -----------------   ----------------   ----------------
              NA                 NA        (324,441,823)       (819,742,684)                NA                 NA
----------------   ----------------   -----------------   -----------------   ----------------   ----------------
   2,254,684,919      3,338,902,124       6,962,786,773       6,463,393,720      5,342,787,207      2,349,413,290
       2,808,526         31,423,024             168,503          12,735,719          1,025,956          8,563,225
  (2,659,762,118)    (4,204,392,641)     (7,954,771,554)     (6,640,270,464)    (5,061,246,976)    (2,048,434,540)
----------------   ----------------   -----------------   -----------------   ----------------   ----------------
    (402,268,673)      (834,067,493)       (991,816,278)       (164,141,025)       282,566,187        309,541,975
----------------   ----------------   -----------------   -----------------   ----------------   ----------------
  52,907,799,957     49,663,675,103     151,931,715,902     194,237,357,815     38,369,402,627     17,391,802,191
      18,872,660        123,410,835          13,377,226         216,904,092         12,573,701         32,987,819
 (54,171,372,667)   (48,849,148,568)   (173,677,551,165)   (175,325,662,671)   (36,448,408,534)   (13,142,360,607)
----------------   ----------------   -----------------   -----------------   ----------------   ----------------
  (1,244,700,050)       937,937,370     (21,732,458,037)     19,128,599,236      1,933,567,794      4,282,429,403
----------------   ----------------   -----------------   -----------------   ----------------   ----------------
  32,433,686,427     25,697,956,688                  NA                  NA     88,025,965,787     20,239,801,901
       3,522,975         56,173,206                  NA                  NA         25,785,354         47,385,727
 (34,780,768,334)   (25,046,213,433)                 NA                  NA    (71,628,706,815)   (15,589,208,411)
----------------   ----------------   -----------------   -----------------   ----------------   ----------------
  (2,343,558,932)       707,916,461                  NA                  NA     16,423,044,326      4,697,979,217
----------------   ----------------   -----------------   -----------------   ----------------   ----------------
  45,102,274,340     19,135,205,412      31,167,330,727      38,386,241,975                 NA                 NA
      15,869,130         61,537,551              65,367          12,105,979                 NA                 NA
 (43,954,038,008)   (20,212,626,405)    (32,914,867,678)    (38,405,597,921)                NA                 NA
----------------   ----------------   -----------------   -----------------   ----------------   ----------------
   1,164,105,462     (1,015,883,442)     (1,747,471,584)         (7,249,967)                NA                 NA
----------------   ----------------   -----------------   -----------------   ----------------   ----------------
  (2,826,422,193)      (204,097,104)    (24,796,187,722)     18,137,465,560     18,639,178,307      9,289,950,595
----------------   ----------------   -----------------   -----------------   ----------------   ----------------
  (2,825,388,193)      (204,991,771)    (24,796,178,387)     18,137,465,561     18,639,022,250      9,291,018,661
================   ================   =================   =================   ================   ================
$ 18,813,863,940   $ 21,639,252,133   $  26,822,717,006   $  51,618,895,393   $ 31,486,460,603   $ 12,847,438,353
================   ================   =================   =================   ================   ================
$         (6,470)  $         (7,748)  $          31,023   $          31,021   $          4,473   $              1
----------------   ----------------   -----------------   -----------------   ----------------   ----------------

                  118 Wells Fargo Advantage Money Market Funds


                                             Statements of Changes in Net Assets

                                                                                CALIFORNIA MUNICIPAL MONEY
                                                                                       MARKET FUND
                                                                             -------------------------------
                                                                                 For the          For the
                                                                               Year Ended       Year Ended
                                                                              February 28,     February 28,
                                                                                  2010             2009
                                                                             --------------   --------------
SHARES ISSUED AND REDEEMED
   Shares sold - Class A .................................................    2,402,281,400    4,548,812,448
   Shares issued in reinvestment of distributions - Class A ..............          417,490       43,357,812
   Shares redeemed - Class A .............................................   (3,746,180,886)  (5,137,690,921)
                                                                             --------------   --------------
   Net decrease in shares outstanding - Class A ..........................   (1,343,481,996)    (545,520,661)
                                                                             --------------   --------------
   Shares sold - Administrator Class .....................................               NA               NA
   Shares issued in reinvestment of distributions - Administrator Class ..               NA               NA
   Shares redeemed - Administrator Class .................................               NA               NA
                                                                             --------------   --------------
   Net increase (decrease) in shares outstanding - Administrator Class ...               NA               NA
                                                                             --------------   --------------
   Shares sold - Institutional Class .....................................    1,790,297,628    2,067,029,869
   Shares issued in reinvestment of distributions - Institutional Class ..          464,816        3,288,168
   Shares redeemed - Institutional Class .................................   (1,924,963,024)  (1,699,743,739)
                                                                             --------------   --------------
   Net increase (decrease) in shares outstanding - Institutional Class ...     (134,200,580)     370,574,298
                                                                             --------------   --------------
   Shares sold - Select Class ............................................               NA               NA
   Shares issued in reinvestment of distributions - Select Class .........               NA               NA
   Shares redeemed - Select Class ........................................               NA               NA
                                                                             --------------   --------------
   Net increase in shares outstanding - Select Class .....................               NA               NA
                                                                             --------------   --------------
   Shares sold - Service Class ...........................................      742,085,161    1,881,382,541
   Shares issued in reinvestment of distributions - Service Class ........          108,140        4,343,250
   Shares redeemed - Service Class .......................................   (1,053,686,469)  (2,147,637,038)
                                                                             --------------   --------------
   Net decrease in shares outstanding - Service Class ....................     (311,493,168)    (261,911,247)
                                                                             --------------   --------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL
   SHARES TRANSACTIONS ...................................................   (1,789,175,744)    (436,857,610)
                                                                             ==============     ============

The accompanying notes are an integral part of these financial statements.

                  Wells Fargo Advantage Money Market Funds 119


Statements of Changes in Net Assets

CASH INVESTMENT MONEY MARKET FUND       GOVERNMENT MONEY MARKET FUND          HERITAGE MONEY MARKET FUND
---------------------------------   -----------------------------------   ---------------------------------
    For the           For the            For the            For the           For the           For the
   Year Ended        Year Ended        Year Ended         Year Ended         Year Ended        Year Ended
  February 28,      February 28,      February 28,       February 28,       February 28,      February 28,
      2010              2009              2010               2009               2010              2009
---------------   ---------------   ----------------   ----------------   ---------------   ---------------

             NA                NA        372,562,738        497,947,772                NA                NA
             NA                NA             91,388         17,969,720                NA                NA
             NA                NA       (697,095,949)    (1,335,660,176)               NA                NA
---------------   ---------------   ----------------   ----------------   ---------------   ---------------
             NA                NA       (324,441,823)      (819,742,684)               NA                NA
---------------   ---------------   ----------------   ----------------   ---------------   ---------------
  2,254,684,919     3,338,902,124      6,962,786,773      6,463,393,720     5,342,787,207     2,349,413,290
      2,808,526        31,423,024            168,503         12,735,719         1,025,956         8,563,225
 (2,659,762,118)   (4,204,392,641)    (7,954,771,554)    (6,640,270,464)   (5,061,246,976)   (2,048,434,540)
---------------   ---------------   ----------------   ----------------   ---------------   ---------------
   (402,268,673)     (834,067,493)      (991,816,278)      (164,141,025)      282,566,187       309,541,975
---------------   ---------------   ----------------   ----------------   ---------------   ---------------
 52,907,799,957    49,663,675,103    151,931,715,902    194,237,357,816    38,369,402,627    17,391,802,192
     18,872,660       123,410,835         13,377,226        216,904,092        12,573,701        32,987,819
(54,171,372,667)  (48,849,148,568)  (173,677,551,165)  (175,325,662,671)  (36,448,408,534)  (13,142,360,607)
---------------   ---------------   ----------------   ----------------   ---------------   ---------------
 (1,244,700,050)      937,937,370    (21,732,458,037)    19,128,599,237     1,933,567,794     4,282,429,404
---------------   ---------------   ----------------   ----------------   ---------------   ---------------
 32,433,686,427    25,697,956,688                 NA                 NA    88,025,965,787    20,239,801,900
      3,522,975        56,173,206                 NA                 NA        25,785,354        47,385,727
(34,780,768,334)  (25,046,213,433)                NA                 NA   (71,628,706,815)  (15,589,208,411)
---------------   ---------------   ----------------   ----------------   ---------------   ---------------
 (2,343,558,932)      707,916,461                 NA                 NA    16,423,044,326     4,697,979,216
---------------   ---------------   ----------------   ----------------   ---------------   ---------------
 45,102,274,340    19,135,201,385     31,167,330,727     38,386,241,975                NA                NA
     15,869,130        61,537,551             65,367         12,105,979                NA                NA
(43,954,038,008)  (20,212,626,405)   (32,914,867,678)   (38,405,597,921)               NA                NA
---------------   ---------------   ----------------   ----------------   ---------------   ---------------
  1,164,105,462    (1,015,887,469)    (1,747,471,584)        (7,249,967)               NA                NA
---------------   ---------------   ----------------   ----------------   ---------------   ---------------

 (2,826,422,193)     (204,101,128)   (24,796,187,722)    18,137,465,561    18,639,178,307     9,289,950,595
===============   ===============   ================   ================   ===============   ===============

                  120 Wells Fargo Advantage Money Market Funds


                                             Statements of Changes in Net Assets

                                                                                MUNICIPAL MONEY MARKET FUND
                                                                               -----------------------------
                                                                                  For the         For the
                                                                                 Year Ended      Year Ended
                                                                                February 28,    February 28,
                                                                                    2010            2009
                                                                               -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets ....................................................   $ 390,783,207   $ 388,515,904
OPERATIONS
   Net investment income ...................................................         683,998       6,267,957
   Net realized gain (loss) on investments .................................             (28)            413
   Net realized gain of capital support agreement ..........................               0               0
   Net change in unrealized appreciation of capital support agreement ......               0               0
   Net change in unrealized depreciation of investments ....................               0               0
                                                                               -------------   -------------
Net increase in net assets resulting from operations .......................         683,970       6,268,370
                                                                               -------------   -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income
      Class A ..............................................................              NA              NA
      Administrator Class ..................................................              NA              NA
      Institutional Class ..................................................        (390,112)       (489,012)
      Investor Class .......................................................        (293,889)     (5,778,945)
      Select Class .........................................................              NA              NA
      Service Class ........................................................              NA              NA
   Net realized gain on sales of investments
      Class A ..............................................................              NA              NA
      Administrator Class ..................................................              NA              NA
      Institutional Class ..................................................               0               0
      Select Class .........................................................              NA              NA
      Service Class ........................................................              NA              NA
                                                                               -------------   -------------
Total distribution to shareholders .........................................        (684,001)     (6,267,957)
                                                                               -------------   -------------
CAPITAL SHARES TRANSACTIONS
   Proceeds from shares sold - Class A .....................................              NA              NA
   Reinvestment of distributions - Class A .................................              NA              NA
   Cost of shares redeemed - Class A .......................................              NA              NA
                                                                               -------------   -------------
   Net increase (decrease) in net assets resulting from capital shares
      transactions - Class A ...............................................              NA              NA
                                                                               -------------   -------------
   Proceeds from shares sold - Administrator Class .........................              NA              NA
   Reinvestment of distributions - Administrator Class .....................              NA              NA
   Cost of shares redeemed - Administrator Class ...........................              NA              NA
                                                                               -------------   -------------
   Net increase (decrease) in net assets resulting from capital shares
      transactions - Administrator Class ...................................              NA              NA
                                                                               -------------   -------------
   Proceeds from shares sold - Institutional Class .........................     438,013,289     152,067,708
   Reinvestment of distributions - Institutional Class .....................         387,606         466,151
   Cost of shares redeemed - Institutional Class ...........................    (359,115,841)   (102,863,106)
                                                                               -------------   -------------
   Net increase (decrease) in net assets resulting from capital shares
      transactions - Institutional Class ...................................      79,285,054      49,670,753
                                                                               -------------   -------------
   Proceeds from shares sold - Investor Class ..............................     102,788,396     279,131,426
   Reinvestment of distributions - Investor Class ..........................         288,439       5,623,380
   Cost of shares redeemed - Investor Class ................................    (190,215,549)   (332,158,669)
                                                                               -------------   -------------
   Net decrease in net assets resulting from capital shares transactions -
      Investor Class .......................................................     (87,138,714)    (47,403,863)
                                                                               -------------   -------------
   Proceeds from shares sold - Service Class ...............................              NA              NA
   Reinvestment of distributions - Service Class ...........................              NA              NA
   Cost of shares redeemed - Service Class .................................              NA              NA
                                                                               -------------   -------------
   Net increase (decrease) in net assets resulting from capital shares
      transactions - Service Class .........................................              NA              NA
                                                                               -------------   -------------
Net increase (decrease) in net assets resulting from capital shares
   transactions - Total ....................................................      (7,853,660)      2,266,890
                                                                               -------------   -------------
   NET INCREASE (DECREASE) IN NET ASSETS ...................................      (7,853,691)      2,267,303
                                                                               =============   =============
   ENDING NET ASSETS .......................................................   $ 382,929,516   $ 390,783,207
                                                                               =============   =============
Ending balance of undistributed/(overdistributed) net investment income ....   $           0   $           3
                                                                               -------------   -------------

The accompanying notes are an integral part of these financial statements.

                  Wells Fargo Advantage Money Market Funds 121


Statements of Changes in Net Assets

  NATIONAL TAX-FREE MONEY MARKET
               FUND                  PRIME INVESTMENT MONEY MARKET FUND      TREASURY PLUS MONEY MARKET FUND
---------------------------------   ------------------------------------   -----------------------------------
    For the           For the            For the            For the             For the            For the
   Year Ended        Year Ended        Year Ended         Year Ended          Year Ended         Year Ended
  February 28,      February 28,      February 28,        February 28,       February 28,       February 28,
      2010              2009              2010                2009               2010               2009
---------------   ---------------   ----------------   -----------------   ----------------   ----------------

$ 6,341,982,747   $ 5,158,034,269   $ 10,649,227,443   $   8,927,810,131   $  8,569,692,575   $  6,774,952,740
      9,561,850        95,033,256         30,910,277         194,615,732          1,502,924         66,685,987
        329,201           723,479            191,889         (25,184,437)                 0                  0
              0                 0                  0          26,968,360                  0                  0
              0                 0                  0          17,341,096                  0                  0
              0                 0                  0         (14,228,707)                 0                  0
---------------   ---------------   ----------------   -----------------   ----------------   ----------------
      9,891,051        95,756,735         31,102,166         199,512,044          1,502,924         66,685,987
---------------   ---------------   ----------------   -----------------   ----------------   ----------------


       (556,154)      (20,489,704)                NA                  NA           (202,070)       (19,300,283)
       (910,229)       (8,905,643)                NA                  NA            (12,911)          (614,370)
     (6,501,763)      (39,431,748)       (29,986,894)       (162,366,889)        (1,209,797)       (35,734,600)
             NA                NA                 NA                  NA                 NA                 NA
             NA                NA                 NA                  NA                 NA                 NA
     (1,593,687)      (26,206,163)          (922,105)        (33,217,896)           (78,147)       (11,036,735)
        (84,941)         (293,961)                NA                  NA                  0                  0
        (38,014)          (96,168)                NA                  NA                  0                  0
       (169,665)         (359,482)          (289,017)           (766,699)                 0                  0
             NA                NA                 NA                  NA                 NA                 NA
        (90,859)         (330,682)           (25,091)           (221,766)                 0                  0
---------------   ---------------   ----------------   -----------------   ----------------   ----------------
     (9,945,312)      (96,113,551)       (31,223,107)       (196,573,250)        (1,502,925)       (66,685,988)
---------------   ---------------   ----------------   -----------------   ----------------   ----------------

  1,205,818,801     2,123,658,304                 NA                  NA      9,129,776,256     16,042,997,923
        644,234        20,254,527                 NA                  NA             71,085          5,484,813
 (1,756,338,646)   (2,137,935,035)                NA                  NA    (10,011,375,553)   (16,202,411,965)
---------------   ---------------   ----------------   -----------------   ----------------   ----------------

   (549,875,611)        5,977,796                 NA                  NA       (881,528,212)      (153,929,229)
---------------   ---------------   ----------------   -----------------   ----------------   ----------------
    470,840,097       634,488,238                 NA                  NA        580,986,791        621,596,071
        916,869         8,739,557                 NA                  NA             12,674            613,450
   (569,314,030)     (643,344,000)                NA                  NA       (533,401,775)      (489,786,230)
---------------   ---------------   ----------------   -----------------   ----------------   ----------------
    (97,557,064)         (116,205)                NA                  NA         47,597,690        132,423,291
---------------   ---------------   ----------------   -----------------   ----------------   ----------------
  8,019,262,600    10,580,163,832     88,393,755,276      73,064,512,821     35,941,648,948     44,427,682,682
      3,701,725        19,983,612         10,209,420          51,231,205            530,506         14,105,020
 (8,355,250,035)   (9,622,792,083)   (87,701,480,100)    (71,221,048,152)   (36,943,126,319)   (42,300,759,328)
---------------   ---------------   ----------------   -----------------   ----------------   ----------------

   (332,285,710)      977,355,361        702,484,596       1,894,695,874     (1,000,946,865)     2,141,028,374
---------------   ---------------   ----------------   -----------------   ----------------   ----------------
             NA                NA                 NA                  NA                 NA                 NA
             NA                NA                 NA                  NA                 NA                 NA
             NA                NA                 NA                  NA                 NA                 NA
---------------   ---------------   ----------------   -----------------   ----------------   ----------------

             NA                NA                 NA                  NA                 NA                 NA
---------------   ---------------   ----------------   -----------------   ----------------   ----------------
  1,614,119,092     2,883,412,321     87,384,178,808     133,263,105,578      7,688,485,834     13,764,905,639
        248,690         4,852,802             51,310           1,822,623              8,743            948,304
 (2,433,961,093)   (2,687,176,781)   (87,710,524,485)   (133,441,145,857)    (7,848,817,003)   (14,090,636,543)
---------------   ---------------   ----------------   -----------------   ----------------   ----------------

   (819,593,311)      201,088,342       (326,294,367)       (176,217,656)      (160,322,426)      (324,782,600)
---------------   ---------------   ----------------   -----------------   ----------------   ----------------

 (1,799,311,696)    1,184,305,294        376,190,229       1,718,478,218     (1,995,199,813)     1,794,739,836
---------------   ---------------   ----------------   -----------------   ----------------   ----------------
 (1,799,365,957)    1,183,948,478        376,069,288       1,721,417,012     (1,995,199,814)     1,794,739,835
===============   ===============   ================   =================   ================   ================
$ 4,542,616,790   $ 6,341,982,747   $ 11,025,296,731   $  10,649,227,143   $  6,574,492,761   $  8,569,692,575
===============   ===============   ================   =================   ================   ================
$            15   $            (2)  $          1,278   $               0   $         20,213   $         20,214
---------------   ---------------   ----------------   -----------------   ----------------   ----------------

                  122 Wells Fargo Advantage Money Market Funds


                                             Statements of Changes in Net Assets

                                                                                    MUNICIPAL MONEY MARKET FUND
                                                                              -------------------------------------
                                                                                    For the             For the
                                                                                  Year Ended          Year Ended
                                                                              February 28, 2010   February 28, 2009
                                                                              -----------------   -----------------
SHARES ISSUED AND REDEEMED
   Shares sold - Class A ..................................................               NA                  NA
   Shares issued in reinvestment of distributions - Class A ...............               NA                  NA
   Shares redeemed - Class A ..............................................               NA                  NA
                                                                                ------------        ------------
   Net increase (decrease) in shares outstanding - Class A ................               NA                  NA
                                                                                ------------        ------------
   Shares sold - Administrator Class ......................................               NA                  NA
   Shares issued in reinvestment of distributions - Administrator Class ...               NA                  NA
   Shares redeemed - Administrator Class ..................................               NA                  NA
                                                                                ------------        ------------
   Net increase (decrease) in shares outstanding - Administrator Class ....               NA                  NA
                                                                                ------------        ------------
   Shares sold - Institutional Class ......................................      438,013,289         152,067,708
   Shares issued in reinvestment of distributions - Institutional Class ...          387,606             466,151
   Shares redeemed - Institutional Class ..................................     (359,115,841)       (102,863,106)
                                                                                ------------        ------------
   Net increase (decrease) in shares outstanding - Institutional Class ....       79,285,054          49,670,753
                                                                                ------------        ------------
   Shares sold - Investor Class ...........................................      102,788,396         279,131,426
   Shares issued in reinvestment of distributions - Investor Class ........          288,439           5,623,380
   Shares redeemed - Investor Class .......................................     (190,215,549)       (332,158,669)
                                                                                ------------        ------------
   Net decrease in shares outstanding - Investor Class ....................      (87,138,714)        (47,403,863)
                                                                                ------------        ------------
   Shares sold - Service Class ............................................               NA                  NA
   Shares issued in reinvestment of distributions - Service Class .........               NA                  NA
   Shares redeemed - Service Class ........................................               NA                  NA
                                                                                ------------        ------------
   Net increase (decrease) in shares outstanding - Service Class ..........               NA                  NA
                                                                                ------------        ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL
   SHARES TRANSACTIONS ....................................................       (7,853,660)          2,266,890
                                                                                ============        ============

The accompanying notes are an integral part of these financial statements.

                  Wells Fargo Advantage Money Market Funds 123


Statements of Changes in Net Assets

 NATIONAL TAX-FREE MONEY MARKET FUND      PRIME INVESTMENT MONEY MARKET FUND       TREASURY PLUS MONEY MARKET FUND
-------------------------------------   -------------------------------------   -------------------------------------
      For the             For the             For the             For the             For the             For the
    Year Ended          Year Ended          Year Ended          Year Ended          Year Ended          Year Ended
February 28, 2010   February 28, 2009   February 28, 2010   February 28, 2009   February 28, 2010   February 28, 2009
-----------------   -----------------   -----------------   -----------------   -----------------   -----------------

  1,205,818,801       2,123,658,304                   NA                  NA       9,129,776,256      16,042,997,923
        644,234          20,254,527                   NA                  NA              71,085           5,484,813
 (1,756,338,646)     (2,137,935,035)                  NA                  NA     (10,011,375,553)    (16,202,411,965)
 --------------      --------------      ---------------    ----------------     ---------------     ---------------
   (549,875,611)          5,977,796                   NA                  NA        (881,528,212)       (153,929,229)
 --------------      --------------      ---------------    ----------------     ---------------     ---------------
    470,840,097         634,488,238                   NA                  NA         580,986,791         621,596,071
        916,869           8,739,557                   NA                  NA              12,674             613,450
   (569,314,030)       (643,344,000)                  NA                  NA        (533,401,775)       (489,786,230)
 --------------      --------------      ---------------    ----------------     ---------------     ---------------
    (97,557,064)           (116,205)                  NA                  NA          47,597,690         132,423,291
 --------------      --------------      ---------------    ----------------     ---------------     ---------------
  8,019,262,600      10,580,142,601       88,393,755,276      73,064,512,821      35,941,648,948      44,427,682,682
      3,701,725          19,983,612           10,209,420          51,231,205             530,506          14,105,020
 (8,355,250,035)     (9,622,792,083)     (87,701,480,100)    (71,221,048,152)    (36,943,126,319)    (42,300,759,328)
 --------------      --------------      ---------------    ----------------     ---------------     ---------------
   (332,285,710)        977,334,130          702,484,596       1,894,695,874      (1,000,946,865)      2,141,028,374
 --------------      --------------      ---------------    ----------------     ---------------     ---------------
             NA                  NA                   NA                  NA                  NA                  NA
             NA                  NA                   NA                  NA                  NA                  NA
             NA                  NA                   NA                  NA                  NA                  NA
 --------------      --------------      ---------------    ----------------     ---------------     ---------------
             NA                  NA                   NA                  NA                  NA                  NA
 --------------      --------------      ---------------    ----------------     ---------------     ---------------
  1,614,119,092       2,883,412,321       87,384,178,808     133,263,105,578       7,688,485,834      13,764,905,639
        248,690           4,852,802               51,310           1,822,623               8,743             948,304
 (2,433,961,093)     (2,687,176,781)     (87,710,524,485)   (133,441,145,857)     (7,848,817,003)    (14,090,636,543)
 --------------      --------------      ---------------    ----------------     ---------------     ---------------
   (819,593,311)        201,088,342         (326,294,367)       (176,217,656)       (160,322,426)       (324,782,600)
 --------------      --------------      ---------------    ----------------     ---------------     ---------------

 (1,799,311,696)      1,184,284,063          376,190,229       1,718,478,218      (1,995,199,813)      1,794,739,836
 ==============      ==============      ===============    ================     ===============     ===============

                  124 Wells Fargo Advantage Money Market Funds


                                             Statements of Changes in Net Assets

                                                                                        100% TREASURY MONEY MARKET FUND
                                                                                     -------------------------------------
                                                                                           For the            For the
                                                                                          Year Ended        Year Ended
                                                                                     February 28, 2010   February 28, 2009
                                                                                     -----------------   -----------------
INCREASE IN NET ASSETS
   Beginning net assets ..........................................................    $  7,947,801,874   $  6,337,429,815
OPERATIONS
   Net investment income .........................................................             683,644         55,720,253
   Net realized gain on investments ..............................................             360,468          2,323,870
                                                                                      ----------------   ----------------
Net increase in net assets resulting from operations .............................           1,044,112         58,044,123
                                                                                      ----------------   ----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income
      Class A ....................................................................             (26,382)        (2,207,216)
      Service Class ..............................................................            (657,259)       (53,513,039)
   Net realized gain on sales of investments
      Class A ....................................................................             (61,610)           (35,390)
      Service Class ..............................................................          (1,569,437)          (976,855)
                                                                                      ----------------   ----------------
Total distribution to shareholders ...............................................          (2,314,688)       (56,732,500)
                                                                                      ----------------   ----------------
CAPITAL SHARES TRANSACTIONS
   Proceeds from shares sold - Class A ...........................................         373,885,007        792,379,687
   Reinvestment of distributions - Class A .......................................              85,089          2,185,272
   Cost of shares redeemed - Class A .............................................        (407,974,452)      (786,394,353)
                                                                                      ----------------   ----------------
Net increase (decrease) in net assets resulting from capital shares transactions -
   Class A .......................................................................         (34,004,356)         8,170,606
                                                                                      ----------------   ----------------
   Proceeds from shares sold - Service Class .....................................      18,506,252,685     36,467,177,144
   Reinvestment of distributions - Service Class .................................             757,091          9,944,383
   Cost of shares redeemed - Service Class .......................................     (17,985,525,624)   (34,876,231,697)
                                                                                      ----------------   ----------------
   Net increase in net assets resulting from capital shares transactions - Service
      Class ......................................................................         521,484,152      1,600,889,830
                                                                                      ----------------   ----------------
Net increase in net assets resulting from capital shares transactions - Total ....         487,479,796      1,609,060,436
                                                                                      ----------------   ----------------
NET INCREASE IN NET ASSETS .......................................................         486,209,220      1,610,372,059
                                                                                      ----------------   ----------------
ENDING NET ASSETS ................................................................    $  8,434,011,094   $  7,947,801,874
                                                                                      ----------------   ----------------
Ending balance of undistributed net investment income ............................    $              0   $        203,584
                                                                                      ================   ================

The accompanying notes are an integral part of these financial statements.

                  Wells Fargo Advantage Money Market Funds 125


Statements of Changes in Net Assets

                                                                                       100% TREASURY MONEY MARKET FUND
                                                                                    -------------------------------------
                                                                                         For the              For the
                                                                                        Year Ended          Year Ended
                                                                                    February 28, 2010   February 28, 2009
                                                                                    -----------------   -----------------
SHARES ISSUED AND REDEEMED
   Shares sold - Class A ........................................................        373,885,007         792,379,688
   Shares issued in reinvestment of distributions - Class A .....................             85,089           2,185,272
   Shares redeemed - Class A ....................................................       (407,974,452)       (786,394,353)
                                                                                     ---------------     ---------------
   Net increase (decrease) in shares outstanding - Class A ......................        (34,004,356)          8,170,607
                                                                                     ---------------     ---------------
   Shares sold - Service Class ..................................................     18,506,252,685      36,467,163,543
   Shares issued in reinvestment of distributions - Service Class ...............            757,091           9,944,383
   Shares redeemed - Service Class ..............................................    (17,985,525,624)    (34,876,231,697)
                                                                                     ---------------     ---------------
   Net increase in shares outstanding - Service Class ...........................        521,484,152       1,600,876,229
                                                                                     ---------------     ---------------
NET INCREASE IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARES TRANSACTIONS ...        487,479,796       1,609,046,836
                                                                                     ===============     ===============

                  126 Wells Fargo Advantage Money Market Funds


                                                            Financial Highlights

                                                Beginning                 Net Realized    Distributions
                                                Net Asset       Net      and Unrealized      from Net
                                                Value Per   Investment     Gain (Loss)      Investment
                                                  Share       Income     on Investments       Income
                                                ---------   ----------   --------------   -------------
CALIFORNIA MUNICIPAL MONEY MARKET FUND
Institutional Class
March 1, 2009 to February 28, 2010 ..........     $1.00       0.00(5)         0.00            0.00(5)
March 31, 20082 to February 28, 2009 ........     $1.00       0.01            0.00           (0.01)
Service Class
March 1, 2009 to February 28, 2010 ..........     $1.00       0.00(5)         0.00            0.00(5)
March 1, 2008 to February 28, 2009 ..........     $1.00       0.01            0.00           (0.01)
March 1, 2007 to February 29, 2008 ..........     $1.00       0.03            0.00           (0.03)
March 1, 2006 to February 28, 2007 ..........     $1.00       0.03            0.00           (0.03)
April 1, 2005 to February 28, 2006(3) .......     $1.00       0.02            0.00           (0.02)
April 1, 2004 to March 31, 2005 .............     $1.00       0.01            0.00           (0.01)
CASH INVESTMENT MONEY MARKET FUND
Administrator Class
March 1, 2009 to February 28, 2010 ..........     $1.00       0.00(5)         0.00            0.00(5)
March 1, 2008 to February 28, 2009 ..........     $1.00       0.02            0.00           (0.02)
March 1, 2007 to February 29, 2008 ..........     $1.00       0.05            0.00           (0.05)
March 1, 2006 to February 28, 2007 ..........     $1.00       0.05            0.00           (0.05)
April 1, 2005 to February 28, 2006(3) .......     $1.00       0.03            0.00           (0.03)
April 1, 2004 to March 31, 2005 .............     $1.00       0.01            0.00           (0.01)
Institutional Class
March 1, 2009 to February 28, 2010 ..........     $1.00       0.00(5)         0.00            0.00(5)
March 1, 2008 to February 28, 2009 ..........     $1.00       0.02            0.00           (0.02)
March 1, 2007 to February 29, 2008 ..........     $1.00       0.05            0.00           (0.05)
March 1, 2006 to February 28, 2007 ..........     $1.00       0.05            0.00           (0.05)
April 1, 2005 to February 28, 2006(3) .......     $1.00       0.03            0.00           (0.03)
April 1, 2004 to March 31, 2005 .............     $1.00       0.02            0.00           (0.02)
Select Class
March 1, 2009 to February 28, 2010 ..........     $1.00       0.00(5)         0.00            0.00(5)
March 1, 2008 to February 28, 2009 ..........     $1.00       0.02            0.00           (0.02)
June 29, 2007(2) to February 29, 2008 .......     $1.00       0.03            0.00           (0.03)
Service Class
March 1, 2009 to February 28, 2010 ..........     $1.00       0.00(5)         0.00            0.00(5)
March 1, 2008 to February 28, 2009 ..........     $1.00       0.02            0.00           (0.02)
March 1, 2007 to February 29, 2008 ..........     $1.00       0.05            0.00           (0.05)
March 1, 2006 to February 28, 2007 ..........     $1.00       0.05            0.00           (0.05)
April 1, 2005 to February 28, 2006(3) .......     $1.00       0.03            0.00           (0.03)
April 1, 2004 to March 31, 2005 .............     $1.00       0.01            0.00           (0.01)

----------
(1.) Total return calculations would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods of less than one year are not annualized.

(2.) Commencement of class operations.

(3.) The Fund changed its fiscal year end from March 31 to February 28.

(4.) The Fund changed its fiscal year end from October 31 to February 28.

(5.) Amount is less than $0.005.

The accompanying notes are an integral part of these financial statements.

                  Wells Fargo Advantage Money Market Funds 127


Financial Highlights

                                Ratio to Average Net Assets
                                       (Annualized)
                   Ending    --------------------------------
Distributions    Net Asset       Net                                         Net Assets at
   from Net      Value Per   Investment     Gross       Net       Total      End of Period
Realized Gains     Share       Income     Expenses   Expenses   Return(1)   (000's omitted)
--------------   ---------   ----------   --------   --------   ---------   ---------------
    0.00(5)        $1.00        0.23%       0.48%      0.24%      0.20%       $   236,353
    0.00(5)        $1.00        1.59%       0.46%      0.22%      1.47%       $   370,572

    0.00(5)        $1.00        0.07%       0.77%      0.38%      0.06%       $   397,508
    0.00(5)        $1.00        1.43%       0.75%      0.47%      1.42%       $   709,029
    0.00           $1.00        2.94%       0.73%      0.45%      3.05%       $   970,945
    0.00           $1.00        3.01%       0.73%      0.45%      3.06%       $   500,204
    0.00           $1.00        2.18%       0.74%      0.45%      2.04%       $   416,048
    0.00           $1.00        1.00%       0.66%      0.45%      0.99%       $   356,093

    0.00(5)        $1.00        0.25%       0.38%      0.34%      0.24%       $ 1,013,058
    0.00           $1.00        2.23%       0.38%      0.34%      2.19%       $ 1,415,264
    0.00           $1.00        4.77%       0.37%      0.33%      4.92%       $ 2,249,470
    0.00           $1.00        4.87%       0.37%      0.35%      4.96%       $ 1,364,223
    0.00           $1.00        3.37%       0.37%      0.35%      3.06%       $ 1,150,617
    0.00           $1.00        1.57%       0.37%      0.35%      1.45%       $   619,286

    0.00(5)        $1.00        0.37%       0.26%      0.22%      0.36%       $ 8,887,844
    0.00           $1.00        2.28%       0.26%      0.21%      2.32%       $10,132,093
    0.00           $1.00        4.94%       0.25%      0.20%      5.06%       $ 9,194,540
    0.00           $1.00        5.01%       0.25%      0.20%      5.12%       $ 7,830,847
    0.00           $1.00        3.50%       0.25%      0.20%      3.21%       $ 6,497,267
    0.00           $1.00        1.61%       0.26%      0.20%      1.60%       $ 5,998,383

    0.00(5)        $1.00        0.41%       0.22%      0.15%      0.43%       $ 4,897,725
    0.00           $1.00        2.29%       0.23%      0.15%      2.40%       $ 3,733,381
    0.00           $1.00        4.81%       0.20%      0.13%      3.31%       $ 3,025,485

   0.00(5)        $1.00        0.16%       0.56%      0.46%      0.14%        $ 4,015,237
    0.00           $1.00        1.99%       0.56%      0.52%      2.02%       $ 6,358,514
    0.00           $1.00        4.64%       0.54%      0.50%      4.75%       $ 7,374,749
    0.00           $1.00        4.71%       0.54%      0.50%      4.80%       $ 6,328,867
    0.00           $1.00        3.12%       0.54%      0.50%      2.92%       $ 5,793,762
    0.00           $1.00        1.26%       0.55%      0.50%      1.30%       $ 6,879,632

                  128 Wells Fargo Advantage Money Market Funds


                                                            Financial Highlights

                                                Beginning                 Net Realized    Distributions
                                                Net Asset       Net      and Unrealized      from Net
                                                Value Per   Investment     Gain (Loss)      Investment
                                                  Share       Income     on Investments       Income
                                                ---------   ----------   --------------   -------------
GOVERNMENT MONEY MARKET FUND
Administrator Class
March 1, 2009 to February 28, 2010 ..........     $1.00       0.00(5)         0.00            0.00(5)
March 1, 2008 to February 28, 2009 ..........     $1.00       0.01            0.00           (0.01)
March 1, 2007 to February 29, 2008 ..........     $1.00       0.04            0.00           (0.04)
March 1, 2006 to February 28, 2007 ..........     $1.00       0.05            0.00           (0.05)
April 1, 2005 to February 28, 2006(3) .......     $1.00       0.03            0.00           (0.03)
April 1, 2004 to March 31, 2005 .............     $1.00       0.01            0.00           (0.01)
Institutional Class
March 1, 2009 to February 28, 2010 ..........     $1.00       0.00(5)         0.00            0.00(5)
March 1, 2008 to February 28, 2009 ..........     $1.00       0.01            0.00           (0.01)
March 1, 2007 to February 29, 2008 ..........     $1.00       0.04            0.00           (0.04)
March 1, 2006 to February 28, 2007 ..........     $1.00       0.05            0.00           (0.05)
April 1, 2005 to February 28, 2006(3) .......     $1.00       0.03            0.00           (0.03)
April 1, 2004 to March 31, 2005 .............     $1.00       0.02            0.00           (0.02)
Service Class
March 1, 2009 to February 28, 2010 ..........     $1.00       0.00(5)         0.00            0.00(5)
March 1, 2008 to February 28, 2009 ..........     $1.00       0.01            0.00           (0.01)
March 1, 2007 to February 29, 2008 ..........     $1.00       0.04            0.00           (0.04)
March 1, 2006 to February 28, 2007 ..........     $1.00       0.05            0.00           (0.05)
April 1, 2005 to February 28, 2006(3) .......     $1.00       0.03            0.00           (0.03)
April 1, 2004 to March 31, 2005 .............     $1.00       0.01            0.00           (0.01)
HERITAGE MONEY MARKET FUND
Administrator Class
March 1, 2009 to February 28, 2010 ..........     $1.00       0.00(5)         0.00            0.00(5)
March 1, 2008 to February 28, 2009 ..........     $1.00       0.02            0.00           (0.02)
March 1, 2007 to February 29, 2008 ..........     $1.00       0.05            0.00           (0.05)
March 1, 2006 to February 28, 2007 ..........     $1.00       0.05            0.00           (0.05)
November 1, 2005 to February 28, 2006(4) ....     $1.00       0.01            0.00           (0.01)
November 1, 2004 to October 31, 2005 ........     $1.00       0.03            0.00           (0.03)
Institutional Class
March 1, 2009 to February 28, 2010 ..........     $1.00       0.00(5)         0.00            0.00(5)
March 1, 2008 to February 28, 2009 ..........     $1.00       0.02            0.00           (0.02)
March 1, 2007 to February 29, 2008 ..........     $1.00       0.05            0.00           (0.05)
March 1, 2006 to February 28, 2007 ..........     $1.00       0.05            0.00           (0.05)
November 1, 2005 to February 28, 2006(4) ....     $1.00       0.01            0.00           (0.01)
November 1, 2004 to October 31, 2005 ........     $1.00       0.03            0.00           (0.03)
Select Class
March 1, 2009 to February 28, 2010 ..........     $1.00       0.00(5)         0.00            0.00(5)
March 1, 2008 to February 28, 2009 ..........     $1.00       0.02            0.00           (0.02)
June 29, 2007(2) to February 29, 2008 .......     $1.00      (0.03)           0.06           (0.03)

The accompanying notes are an integral part of these financial statements.

                  Wells Fargo Advantage Money Market Funds 129


Financial Highlights

                                 Ratio to Average Net Assets
                                        (Annualized)
                              --------------------------------
                   Ending
 Distributions    Net Asset       Net                                         Net Assets at
   from Net      Value Per    Investment     Gross       Net       Total      End of Period
Realized Gains      Share       Income     Expenses   Expenses   Return(1)   (000's omitted)
--------------   ----------   ----------   --------   --------   ---------   ---------------
    0.00(5)         $1.00        0.03%       0.39%      0.28%      0.02%       $   788,478
    0.00            $1.00        1.42%       0.37%      0.36%      1.50%       $ 1,780,294
    0.00            $1.00        4.55%       0.37%      0.35%      4.68%       $ 1,944,435
    0.00            $1.00        4.82%       0.37%      0.35%      4.92%       $ 1,179,768
    0.00            $1.00        3.33%       0.38%      0.35%      3.05%       $   876,234
    0.00            $1.00        1.59%       0.38%      0.35%      1.41%       $   596,740

    0.00(5)         $1.00        0.10%       0.27%      0.21%      0.08%       $20,661,470
    0.00            $1.00        1.42%       0.26%      0.22%      1.65%       $42,393,921
    0.00            $1.00        4.54%       0.25%      0.20%      4.83%       $23,265,323
    0.00            $1.00        5.00%       0.25%      0.20%      5.07%       $ 7,766,684
    0.00            $1.00        3.45%       0.26%      0.20%      3.19%       $ 4,508,755
    0.00            $1.00        1.66%       0.26%      0.20%      1.57%       $ 3,964,854

    0.00(5)         $1.00        0.01%       0.56%      0.28%      0.01%       $ 4,595,307
    0.00            $1.00        1.31%       0.54%      0.51%      1.35%       $ 6,342,777
    0.00            $1.00        4.42%       0.54%      0.50%      4.52%       $ 6,350,025
    0.00            $1.00        4.66%       0.54%      0.50%      4.76%       $ 5,656,867
    0.00            $1.00        3.13%       0.55%      0.50%      2.91%       $ 5,350,480
    0.00            $1.00        1.26%       0.55%      0.50%      1.26%       $ 5,230,613

    0.00(5)         $1.00        0.17%       0.37%      0.33%      0.21%       $ 1,201,158
    0.00(5)         $1.00        2.09%       0.38%      0.34%      2.19%       $   918,595
    0.00            $1.00        4.68%       0.38%      0.34%      4.90%       $   608,865
    0.00            $1.00        4.80%       0.40%      0.38%      4.91%       $   287,293
    0.00            $1.00        3.91%       0.40%      0.38%      1.29%       $   288,971
    0.00            $1.00        2.41%       0.56%      0.39%      2.54%       $   301,694

    0.00(5)         $1.00        0.31%       0.25%      0.21%      0.33%       $ 7,795,659
    0.00(5)         $1.00        2.09%       0.27%      0.22%      2.32%       $ 5,862,075
    0.00            $1.00        4.77%       0.26%      0.20%      5.06%       $ 1,579,225
    0.00            $1.00        4.98%       0.28%      0.18%      5.12%       $   353,755
    0.00            $1.00        4.13%       0.28%      0.18%      1.36%       $   419,084
    0.00            $1.00        2.97%       0.28%      0.18%      2.75%       $   338,723

    0.00(5)         $1.00        0.30%       0.20%      0.14%      0.40%       $22,489,644
    0.00            $1.00        2.14%       0.23%      0.15%      2.40%       $ 6,066,768
    0.00            $1.00        4.58%       0.22%      0.13%      3.30%       $ 1,368,330

                  130 Wells Fargo Advantage Money Market Funds


                                                            Financial Highlights


                                            Beginning                  Net Realized   Distributions
                                            Net Asset       Net      and Unrealized      from Net
                                            Value Per   Investment     Gain (Loss)      Investment
                                              Share       Income     on Investments       Income
                                            ---------   ----------   --------------   -------------
MUNICIPAL MONEY MARKET FUND
Institutional Class
March 1, 2009 to February 28, 2010 ......     $1.00       0.00(5)         0.00            0.00(5)
March 31, 2008(2) to February 28, 2009 ..     $1.00       0.02            0.00           (0.02)
NATIONAL TAX-FREE MONEY MARKET FUND
Administrator Class
March 1, 2009 to February 28, 2010 ......     $1.00       0.00(5)         0.00            0.00(5)
March 1, 2008 to February 28, 2009 ......     $1.00       0.02            0.00           (0.02)
March 1, 2007 to February 29, 2008 ......     $1.00       0.03            0.00           (0.03)
March 1, 2006 to February 28, 2007 ......     $1.00       0.03            0.00           (0.03)
April 11, 2005(2) to February 28, 2006 ..     $1.00       0.02            0.00           (0.02)
Institutional Class
March 1, 2009 to February 28, 2010 ......     $1.00       0.00(5)         0.00            0.00(5)
March 1, 2008 to February 28, 2009 ......     $1.00       0.02            0.00           (0.02)
March 1, 2007 to February 29, 2008 ......     $1.00       0.03            0.00           (0.03)
March 1, 2006 to February 28, 2007 ......     $1.00       0.03            0.00           (0.03)
April 1, 2005 to February 28, 2006(3) ...     $1.00       0.02            0.00           (0.02)
April 1, 2004 to March 31, 2005 .........     $1.00       0.01            0.00           (0.01)
Service Class
March 1, 2009 to February 28, 2010 ......     $1.00       0.00(5)         0.00            0.00(5)
March 1, 2008 to February 28, 2009 ......     $1.00       0.01            0.00           (0.01)
March 1, 2007 to February 29, 2008 ......     $1.00       0.03            0.00           (0.03)
March 1, 2006 to February 28, 2007 ......     $1.00       0.03            0.00           (0.03)
April 1, 2005 to February 28, 2006(3) ...     $1.00       0.02            0.00           (0.02)
April 1, 2004 to March 31, 2005 .........     $1.00       0.01            0.00           (0.01)
PRIME INVESTMENT MONEY MARKET FUND
Institutional Class
March 1, 2009 to February 28, 2010 ......     $1.00       0.00(5)         0.00            0.00(5)
March 1, 2008 to February 28, 2009 ......     $1.00       0.02            0.00           (0.02)
March 1, 2007 to February 29, 2008 ......     $1.00       0.05            0.00           (0.05)
March 1, 2006 to February 28, 2007 ......     $1.00       0.05            0.00           (0.05)
April 1, 2005 to February 28, 2006(3) ...     $1.00       0.03            0.00           (0.03)
April 1, 2004 to March 31, 2005 .........     $1.00       0.02            0.00           (0.02)
Service Class
March 1, 2009 to February 28, 2010 ......     $1.00       0.00(5)         0.00            0.00(5)
March 1, 2008 to February 28, 2009 ......     $1.00       0.02            0.00           (0.02)
March 1, 2007 to February 29, 2008 ......     $1.00       0.05            0.00           (0.05)
March 1, 2006 to February 28, 2007 ......     $1.00       0.05            0.00           (0.05)
April 1, 2005 to February 28, 2006(3) ...     $1.00       0.03            0.00           (0.03)
April 1, 2004 to March 31, 2005 .........     $1.00       0.01            0.00           (0.01)

The accompanying notes are an integral part of these financial statements.

                  Wells Fargo Advantage Money Market Funds 131


Financial Highlights

                                          Ratio to
                   Ending       Average Net Assets (Annualized)
 Distributions   Net Asset   ------------------------------------                Net Assets at
   from Net      Value Per   Net Investment     Gross       Net       Total      End of Period
Realized Gains     Share         Income       Expenses   Expenses   Return(1)   (000's omitted)
--------------   ---------   --------------   --------   --------   ---------   ---------------


    0.00           $1.00          0.32%         0.49%      0.21%      0.41%       $   128,956
    0.00           $1.00          2.18%         0.51%      0.24%      1.77%       $    49,671


    0.00(5)        $1.00          0.18%         0.40%      0.31%      0.18%       $   419,954
    0.00(5)        $1.00          1.63%         0.40%      0.32%      1.68%       $   517,520
    0.00           $1.00          3.24%         0.38%      0.30%      3.27%       $   517,666
    0.00           $1.00          3.23%         0.38%      0.30%      3.28%       $   541,840
    0.00           $1.00          2.39%         0.39%      0.30%      2.21%       $   561,788

    0.00(5)        $1.00          0.28%         0.29%      0.23%      0.27%       $ 2,048,774
    0.00(5)        $1.00          1.77%         0.28%      0.22%      1.78%       $ 2,381,083
    0.00           $1.00          3.31%         0.26%      0.20%      3.37%       $ 1,403,838
    0.00           $1.00          3.35%         0.26%      0.20%      3.39%       $ 1,146,902
    0.00           $1.00          2.46%         0.27%      0.20%      2.31%       $   700,534
    0.00           $1.00          1.37%         0.26%      0.20%      1.27%       $ 1,032,250

    0.00(5)        $1.00          0.12%         0.58%      0.40%      0.10%       $ 1,055,420
    0.00(5)        $1.00          1.47%         0.57%      0.47%      1.52%       $ 1,875,018
    0.00           $1.00          3.07%         0.55%      0.45%      3.12%       $ 1,674,047
    0.00           $1.00          3.09%         0.55%      0.45%      3.13%       $ 1,303,728
    0.00           $1.00          2.23%         0.56%      0.45%      2.08%       $ 1,160,594
    0.00           $1.00          1.01%         0.55%      0.45%      1.02%       $ 1,195,511


    0.00(5)        $1.00          0.29%         0.27%      0.22%      0.30%       $10,124,807
    0.00(5)        $1.00          2.13%         0.28%      0.23%      2.22%       $ 9,422,441
    0.00           $1.00          4.87%         0.25%      0.20%      4.99%       $ 7,525,254
    0.00           $1.00          5.06%         0.26%      0.20%      5.10%       $ 7,088,329
    0.00           $1.00          3.46%         0.26%      0.20%      3.23%       $ 2,889,532
    0.00           $1.00          1.87%         0.26%      0.20%      1.58%       $ 3,271,052

    0.00(5)        $1.00          0.06%         0.56%      0.45%      0.07%       $   900,490
    0.00(5)        $1.00          1.83%         0.57%      0.57%      1.87%       $ 1,226,787
    0.00           $1.00          4.55%         0.55%      0.55%      4.63%       $ 1,402,557
    0.00           $1.00          4.64%         0.55%      0.55%      4.74%       $ 1,190,293
    0.00           $1.00          3.18%         0.55%      0.55%      2.90%       $ 1,332,129
    0.00           $1.00          1.20%         0.55%      0.55%      1.22%       $   816,105

132 Wells Fargo Advantage Money Market Funds

                                                            Financial Highlights


                                            Beginning                 Net Realized    Distributions
                                            Net Asset       Net      and Unrealized      from Net
                                            Value Per   Investment     Gain (Loss)      Investment
                                              Share       Income     on Investments       Income
                                            ---------   ----------   --------------   -------------
TREASURY PLUS MONEY MARKET FUND
Administrator Class
March 1, 2009 to February 28, 2010 ......     $1.00       0.00(5)         0.00            0.00(5)
March 31, 2008(3) to February 28, 2009 ..     $1.00       0.01            0.00           (0.01)
Institutional Class
March 1, 2009 to February 28, 2010 ......     $1.00       0.00(5)         0.00            0.00(5)
March 1, 2008 to February 28, 2009 ......     $1.00       0.01            0.00           (0.01)
March 1, 2007 to February 29, 2008 ......     $1.00       0.04            0.00           (0.04)
March 1, 2006 to February 28, 2007 ......     $1.00       0.05            0.00           (0.05)
April 1, 2005 to February 28, 2006(3) ...     $1.00       0.03            0.00           (0.03)
April 1, 2004 to March 31, 2005 .........     $1.00       0.01            0.00           (0.01)
Service Class
March 1, 2009 to February 28, 2010 ......     $1.00       0.00(5)         0.00            0.00(5)
March 1, 2008 to February 28, 2009 ......     $1.00       0.01            0.00           (0.01)
March 1, 2007 to February 29, 2008 ......     $1.00       0.04            0.00           (0.04)
March 1, 2006 to February 28, 2007 ......     $1.00       0.05            0.00           (0.05)
April 1, 2005 to February 28, 2006(3) ...     $1.00       0.03            0.00           (0.03)
April 1, 2004 to March 31, 2005 .........     $1.00       0.01            0.00           (0.01)
100% TREASURY MONEY MARKET FUND
Service Class
March 1, 2009 to February 28, 2010 ......     $1.00       0.00(5)         0.00            0.00(5)
March 1, 2008 to February 28, 2009 ......     $1.00       0.01            0.00           (0.01)
March 1, 2007 to February 29, 2008 ......     $1.00       0.04            0.00           (0.04)
March 1, 2006 to February 28, 2007 ......     $1.00       0.04            0.00           (0.04)
April 1, 2005 to February 28, 2006(3) ...     $1.00       0.03            0.00           (0.03)
April 1, 2004 to March 31, 2005 .........     $1.00       0.01            0.00           (0.01)

The accompanying notes are an integral part of these financial statements.

                  Wells Fargo Advantage Money Market Funds 133


Financial Highlights

                                          Ratio to
                  Ending        Average Net Assets (Annualized)
 Distributions   Net Asset   ------------------------------------                Net Assets at
   from Net      Value Per   Net Investment     Gross       Net       Total      End of Period
Realized Gains     Share         Income       Expenses   Expenses   Return(1)   (000's omitted)
--------------   ---------   --------------   --------   --------   ---------   ---------------


     0.00          $1.00          0.01%         0.38%      0.16%      0.01%        $  180,021
     0.00          $1.00          0.73%         0.39%      0.30%      0.84%        $  132,423

     0.00          $1.00          0.02%         0.26%      0.15%      0.02%        $4,091,490
     0.00          $1.00          0.81%         0.28%      0.20%      1.08%        $5,092,437
     0.00          $1.00          4.19%         0.26%      0.20%      4.45%        $2,951,408
     0.00          $1.00          4.93%         0.26%      0.20%      5.01%        $1,822,046
     0.00          $1.00          3.29%         0.26%      0.20%      3.07%        $1,166,102
     0.00          $1.00          1.39%         0.27%      0.20%      1.48%        $1,268,636

     0.00          $1.00          0.01%         0.55%      0.17%      0.01%        $  702,363
     0.00          $1.00          0.93%         0.56%      0.41%      0.88%        $  862,686
     0.00          $1.00          4.11%         0.55%      0.50%      4.14%        $1,187,468
     0.00          $1.00          4.61%         0.55%      0.50%      4.70%        $1,283,813
     0.00          $1.00          2.99%         0.55%      0.50%      2.78%        $  940,104
     0.00          $1.00          1.12%         0.56%      0.50%      1.17%        $1,205,795


     0.00          $1.00          0.01%         0.73%      0.17%      0.03%        $8,161,612
     0.00          $1.00          0.74%         0.73%      0.46%      0.86%        $7,641,351
     0.00          $1.00          3.85%         0.73%      0.50%      3.97%        $6,039,209
     0.00          $1.00          4.36%         0.74%      0.50%      4.44%        $4,049,964
     0.00          $1.00          2.89%         0.73%      0.50%      2.64%        $3,581,797
     0.00          $1.00          1.12%         0.68%      0.50%      1.11%        $3,031,989

                  134 Wells Fargo Advantage Money Market Funds


                                                   Notes to Financial Statements

1. ORGANIZATION

Wells Fargo Funds Trust (the "Trust") is an open-end investment management company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). These financial statements report on the following funds: Wells Fargo Advantage California Municipal Money Market Fund ("California Municipal Money Market Fund"), (formerly, Wells Fargo Advantage California Tax-Free Money Market Fund) Wells Fargo Advantage Cash Investment Money Market Fund ("Cash Investment Money Market Fund"), Wells Fargo Advantage Government Money Market Fund ("Government Money Market Fund"), Wells Fargo Advantage Heritage Market Fund ("Heritage Market Fund"), Wells Fargo Advantage Municipal Money Market
Fund ("Municipal Money Market Fund"), Wells Fargo Advantage National Tax-Free Money Market Fund ("National Tax-Free Money Market Fund"), Wells Fargo Advantage Prime Investment Money Market Fund ("Prime Investment Money Market Fund"), Wells Fargo Advantage Treasury Plus Money Market Fund ("Treasury Plus Money Market Fund"), and Wells Fargo Advantage 100% Treasury Money Market Fund ("100% Treasury Money Market Fund (each, a "Fund", collectively, the "Funds"). Each Fund is a diversified series of the Trust, a Delaware statutory trust organized on November 8, 1999.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of each Fund, are in conformity with U.S. Generally Accepted Accounting Principles ("GAAP") which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Management has considered the circumstances under which the Funds should recognize or make disclosures regarding events or transactions occurring subsequent to the balance sheet date through the date the financial statements are issued. Adjustments or additional disclosures, if any, have been included in these financial statements.

SECURITIES VALUATION

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value.

The valuation techniques used by the Funds to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

REPURCHASE AGREEMENTS

The Funds may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Funds Management, LLC. The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian's responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to a Fund in the event that such Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which a Fund seeks to assert its rights.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

DISTRIBUTIONS TO SHAREHOLDERS

Net investment income, if any, is declared daily and distributed to shareholders monthly. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually. Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from GAAP. The timing and character of distributions made during the period from net investment income or net realized gains may also differ from

                  Wells Fargo Advantage Money Market Funds 135


Notes to Financial Statements

their ultimate characterization for federal income tax purposes. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. Temporary differences do not require reclassifications.

At February 28, 2010, as a result of permanent book-to-tax differences, the following reclassification adjustments were made on the Statements of Assets and
Liabilities:

                                  Undistributed Net
                                  Investment Income   Paid-in Capital
                                  -----------------   ---------------
100% TREASURY MONEY MARKET FUND       $(203,587)          $203,587

FEDERAL AND OTHER TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund of the Trust to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

Each Fund's income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities.

At February 28, 2010, estimated net capital loss carryforwards, which are available to offset future net realized capital gains, were as follows:

                                                     Expiration
                                         ---------------------------------
                                           2013    2015     2017     2018
                                         -------   ----   -------   ------
CALIFORNIA MUNICIPAL MONEY MARKET FUND   $     0   $  0   $     0   $4,878
MUNICIPAL MONEY MARKET FUND                    0    131         0        0
TREASURY PLUS MONEY MARKET FUND           61,122      0    19,571        0

CLASS ALLOCATIONS

The separate classes of shares offered by each Fund differ principally in applicable sales charges, distribution, shareholder servicing and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of a Fund, earn income from the portfolio, and are allocated unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing, and administration fees.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund's investments. These inputs are summarized into three broad levels as follows:

     -    Level 1 - quoted prices in active markets for identical investments

     - Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in these securities.

                  136 Wells Fargo Advantage Money Market Funds


                                                   Notes to Financial Statements

At February 28, 2010, all of the Funds' investments in securities carried at fair value were designated as Level 2 inputs. Further details on the major security types can be found in the Portfolios of Investments.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

ADVISORY FEES

The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC ("Funds Management"). The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-adviser, who is responsible for day-to-day portfolio management.

For each Fund, except California Municipal Money Market Fund, Municipal Money Market Fund and 100% Treasury Money Market Fund, Funds Management is paid a fee at an annual rate of 0.10% of each Fund's average daily net assets. Funds Management is paid an annual advisory fee starting at 0.30% and declining to 0.25% as the average daily net assets increases for California Municipal Money Market Fund, Municipal Money Market Fund, and 100% Treasury Money Market Fund. For the year ended February 28, 2010, the advisory fee was equivalent to an annual rate of 0.28%, 0.30% and 0.27% of the average daily net assets of California Municipal Money Market Fund, Municipal Money Market Fund and 100% Treasury Money Market Fund, respectively.

Funds Management may retain the services of certain investment sub-advisers to provide daily portfolio management. The fees related to sub-advisory services are borne directly by the adviser and do not increase the overall fees paid by a Fund to the adviser.

Wells Capital Management Incorporated, an affiliate of Funds Management and indirect wholly owned subsidiary of Wells Fargo & Company, is the sub-adviser to the Funds.

ADMINISTRATION AND TRANSFER AGENT FEES

The Trust has entered into an Administration Agreement with Funds Management. Under this Agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from each Fund the following annual fees:

                                         Administration
                                           Fees (% of
                        Average Daily     Average Daily
                         Net Assets        Net Assets)
                      ----------------   --------------
FUND LEVEL            First $5 billion        0.05
                       Next $5 billion        0.04
                      Over $10 billion        0.03
ADMINISTRATOR CLASS   All asset levels        0.10
INSTITUTIONAL CLASS   All asset levels        0.08
SELECT CLASS          All asset levels        0.04
SERVICE CLASS         All asset levels        0.12

Funds Management has contractually waived and/or reimbursed advisory and administration fees during the year ended February 28, 2010 to the extent necessary to maintain certain net operating expense ratios for the Funds. Expenses were waived by Funds Management proportionately from all classes, first from advisory fees, and then from any class specific expenses, if applicable.

CUSTODY AND FUND ACCOUNTING FEES

State Street Bank and Trust Company ("State Street") provides custody and fund accounting services to the Funds. For providing custody services, State Street is entitled to an annual asset-based fee for domestic and global custody services for the Funds. For providing fund accounting services to the Funds, State Street is entitled to receive annual asset-based fees and is reimbursed for out-of-pocket expenses incurred for providing these services.

Prior to January 11, 2010, Wells Fargo Bank, N.A. ("WFB") provided custody services to the Funds and received a monthly fee at an annual rate of 0.02% of the average daily net assets of each Fund. PNC Global Investment Servicing ("PNC") served as

                  Wells Fargo Advantage Money Market Funds 137


Notes to Financial Statements

fund accountant for the Trust prior to January 11, 2010 and received an annual asset-based fee and an annual fixed fee from each Fund. PNC was also reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.

SHAREHOLDER SERVICING FEES

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Administrator Class, Investor Class and Service Class of each applicable Fund is charged a fee at an annual rate of 0.25%, 0.10%, 0.25% and 0.25%, respectively, of its average daily net assets.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo & Company.

5. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the years ended February 28, 2010, and February 28, 2009, were as follows:

                                                                                           Long-Term
                                  Tax-Exempt Income            Ordinary Income            Capital Gain
                              ------------------------   --------------------------   -------------------
                                 2010          2009          2010          2009         2010       2009
                              ----------   -----------   -----------   ------------   --------   --------
CALIFORNIA MUNICIPAL MONEY
   MARKET FUND                $1,446,118   $62,794,994   $   168,055   $    921,475   $      0   $157,877
CASH INVESTMENT MONEY
   MARKET FUND                         0             0    69,220,306    458,172,753          0          0
GOVERNMENT MONEY
   MARKET FUND                         0             0    27,955,983    535,855,182          0          0
HERITAGE MONEY MARKET FUND             0             0    70,707,547    163,063,862          0          0
MUNICIPAL MONEY MARKET FUND      684,001     6,267,957             0              0          0          0
NATIONAL TAX-FREE MONEY
   MARKET FUND                 9,560,333    94,475,845       211,556      1,172,362    173,423    465,344
PRIME INVESTMENT MONEY
   MARKET FUND                         0             0    31,223,107    196,573,250          0          0
TREASURY PLUS MONEY
   MARKET FUND                         0             0     1,502,925     66,685,988          0          0
100% TREASURY MONEY
   MARKET FUND                         0             0     2,314,688     56,732,500          0          0

As of February 28, 2010, the components of distributable earnings on a tax basis are shown on the table below. The difference between book basis and tax basis appreciation is attributable primarily to the tax deferral of losses on wash sales.

                                        Undistributed  Undistributed   Undistributable     Unrealized                     Post-
                                          Tax-Exempt      Ordinary        Long-Term       Appreciation    Capital Loss   October
                                            Income         Income            Gain        (Depreciation)   Carryforward    Losses
                                        -------------  -------------   ---------------   --------------   ------------   -------
CALIFORNIA MUNICIPAL MONEY MARKET FUND     $ 4,114       $        0        $     0            $   0         $ (4,878)      $  0
CASH INVESTMENT MONEY MARKET FUND                0          415,218             29                0                0          0
GOVERNMENT MONEY MARKET FUND                     0          184,641              0                0                0          0
HERITAGE MONEY MARKET FUND                       0        1,170,382              0             (717)               0          0
MUNICIPAL MONEY MARKET FUND                    206                0              0                0             (131)       (28)*
NATIONAL TAX-FREE MONEY MARKET FUND         47,237                0         26,234                0                0          0
PRIME INVESTMENT MONEY MARKET FUND               0          443,746             26                0                0          0
TREASURY PLUS MONEY MARKET FUND                  0           53,357              0                0          (80,693)         0
100% TREASURY MONEY MARKET FUND                  0          112,653              0                0                0          0

*    This amount will reverse on the first day of the following fiscal year.

                  138 Wells Fargo Advantage Money Market Funds


                                                   Notes to Financial Statements

6. CONCENTRATION OF RISK

California Municipal Money Market Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state, therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt mutual fund.

7. INDEMNIFICATION

Under the Trust's organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated.

8. TEMPORARY GUARANTEE PROGRAM FOR MONEY MARKET FUNDS

During the year ended February 28, 2010, each Fund participated in the U.S. Department of the Treasury's Temporary Guaranty Program for Money Market Funds (the "Program") which expired on September 18, 2009. The Program guaranteed the net asset value of certain shares of money market funds as of September 19, 2008. The Program applied only to shareholders of record of the Fund on September 19, 2008. Under the Program, if the Fund's market value per share fell below $0.995 on any day while the Program was in effect, the shareholders of record on that date who also held shares in the Fund on September 19, 2008 were eligible to receive a payment from the Treasury upon liquidation of the Fund. The number of shares of each record holder covered by the Program was the lesser of (a) the number of shares owned by the record holder on September 19, 2008 or
(b) the number of shares owned by the record holder in the same account on the date the Program guarantee is triggered.

Each Fund paid a fee to the U.S. Department of Treasury to participate in the Program based on the number of shares outstanding as of September 19, 2008. The annual fee was 0.015% if the Fund's market value per share was greater than or equal to $0.9975 and 0.023% if the Fund's market value per share was less than $0.9975 but greater than or equal to $0.995. Prior to May 1, 2009, the annual fee was 0.015% if the Fund's market value per share was greater than or equal to $0.9975 and 0.022% if the Fund's market value per share was less than $0.9975 but greater than or equal to $0.995. Treasury Plus Money Market Fund and 100% Treasury Money Market Fund did not participate in the Program after April 30, 2009. During the year ended February 28, 2010, the following amounts were paid by each Fund to participate in the Program.

                                         Temporary Guarantee   % of Average Daily
                                             Program Fee           Net Assets
                                         -------------------   ------------------
CALIFORNIA MUNICIPAL MONEY MARKET FUND        $1,072,457              0.03
CASH INVESTMENT MONEY MARKET FUND              4,231,788              0.02
GOVERNMENT MONEY MARKET FUND                   7,029,251              0.02
HERITAGE MONEY MARKET FUND                     1,641,181              0.01
MUNICIPAL MONEY MARKET FUND                       85,763              0.02
NATIONAL TAX-FREE MONEY MARKET FUND            1,358,474              0.03
PRIME INVESTMENT MONEY MARKET FUND             3,024,404              0.03
TREASURY PLUS MONEY MARKET FUND                  491,717              0.01
100% TREASURY MONEY MARKET FUND                  473,514              0.01

                  Wells Fargo Advantage Money Market Funds 139


Notes to Financial Statements

9. NEW ACCOUNTING PRONOUNCEMENT

In January 2010, the Financial Accounting Standards Board ("FASB") issued an Accounting Standards Update on "IMPROVING DISCLOSURES ABOUT FAIR VALUE MEASUREMENTS" which will require reporting entities to make new disclosures about the amount and reasons for significant transfers into and out of Level 1 and Level 2 fair value measurements, the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements and information on purchases, sales, issuances, and settlements on a gross basis in the reconciliation of Level 3 fair value measurements. Except for the detailed Level 3 roll forward disclosures, the disclosures are effective for annual and interim reporting periods beginning after December 15, 2009. The new disclosures about purchases, sales, issuances, and settlements in the roll forward activity for Level 3 fair value measurements are effective for interim and annual reporting periods beginning after December 15, 2010. Management of the Fund is currently evaluating the implications of this Accounting Standards Update and any impacts on the financial statements.

                  140 Wells Fargo Advantage Money Market Funds


                         Report of Independent Registered Public Accounting Firm

BOARD OF TRUSTEES AND ADMINISTRATOR, INSTITUTIONAL, SELECT, AND SERVICE CLASS SHAREHOLDERS OF WELLS FARGO FUNDS TRUST:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the Wells Fargo Advantage California Municipal Money Market Fund, Wells Fargo Advantage Cash Investment Money Market Fund, Wells Fargo Advantage Government Money Market Fund, Wells Fargo Advantage Heritage Money Market Fund, Wells Fargo Advantage Municipal Money Market Fund, Wells Fargo Advantage National Tax-Free Money Market Fund, Wells Fargo Advantage Prime Investment Money Market Fund, Wells Fargo Advantage Treasury Plus Money Market Fund, and Wells Fargo Advantage 100% Treasury Money Market Fund, nine of the Funds constituting the Wells Fargo Funds Trust (collectively, the "Funds"), as of February 28, 2010, and the related statements of operations for the year then ended, statements of changes in net assets for each of the years in the two year period then ended, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 2010, by correspondence with custodian and brokers, or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the aforementioned funds of Wells Fargo Funds Trust as of February 28, 2010, the results of their operations for the year then ended, the changes in their net assets for each of the years in the two year period then ended, and the financial highlights for the periods presented, in conformity with U.S. generally accepted accounting principles.


                                        (KPMG LLP)

Boston, Massachusetts
April 27, 2010

                  Wells Fargo Advantage Money Market Funds 141


Other Information (Unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at www.wellsfargo.com/advantagefunds, or visiting the SEC Web site at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Funds' Web site at www.wellsfargo.com/advantagefunds or by visiting the SEC Web site at www.sec.gov.

TAX INFORMATION

For federal and California income tax purposes, the following Fund designates a percentage of its distributions paid from net investment income during the year as exempt-interest dividends under Section 852(b)(5) of the Code and under
Section 17145 of the California Revenue and Taxation Code:

                                         % of the distributions paid
                                          from net investment income
                                         ---------------------------
CALIFORNIA MUNICIPAL MONEY MARKET FUND               100

For federal income tax purposes, the following Funds designate a percentage of its distributions paid from net investment income during the year as exempt-interest dividends under Section 852(b)(5) of the Code:

                                         % of the distributions paid
                                          from net investment income
                                         ---------------------------
MUNICIPAL MONEY MARKET FUND                           100
NATIONAL TAX-FREE MONEY MARKET FUND                 99.98

For California income tax purposes, the following Fund designates a percentage of its distributions paid from net investment income during the year as California exempt-interest dividends under Section 17145 of the California Revenue and Taxation Code:

                                         % of the distributions paid
                                          from net investment income
                                         ---------------------------
100% TREASURY MONEY MARKET FUND                      100

Pursuant to Section 852(b)(3) of the Code, the Funds listed below designate the following amounts as long-term capital gain dividends:

                                         Long-Term Capital Gain
                                         ----------------------
NATIONAL TAX-FREE MONEY MARKET FUND             $173,423

Pursuant to Section 871(k)(1)(c) of the Code, the Funds designate the following amounts as interest-related dividends:

                                         Interest-Related Dividends
                                         --------------------------
CASH INVESTMENT MONEY MARKET FUND                $74,817,233
GOVERNMENT MONEY MARKET FUND                      34,749,789
HERITAGE MONEY MARKET FUND                        73,291,035
NATIONAL TAX-FREE MONEY MARKET FUND                    1,500
PRIME INVESTMENT MONEY MARKET FUND                34,976,387
TREASURY PLUS MONEY MARKET FUND                    1,824,743
100% TREASURY MONEY MARKET FUND                      684,984

                  142 Wells Fargo Advantage Money Market Funds


Other Information (Unaudited)

Pursuant to Section 871(k)(2)(C) of the Code, the Funds listed below designate the following amounts as short-term capital gain dividends:

                                         Short-Term Capital Gain
                                         -----------------------
CALIFORNIA MUNICIPAL MONEY MARKET FUND          $  168,055
CASH INVESTMENT MONEY MARKET FUND                  272,781
GOVERNMENT MONEY MARKET FUND                        34,564
HERITAGE MONEY MARKET FUND                         505,065
NATIONAL TAX-FREE MONEY MARKET FUND                210,056
PRIME INVESTMENT MONEY MARKET FUND                 314,108
100% TREASURY MONEY MARKET FUND                  1,631,047

                  Wells Fargo Advantage Money Market Funds 143


Other Information (Unaudited)

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for each Fund, except money market funds, are publicly available on the Funds' Web site (www.wellsfargo.com/advantagefunds) on a monthly, 30-day or more delayed basis, and for money market funds, on a monthly, seven-day delayed basis. In addition, top ten holdings information for each Fund is publicly available on the Funds' Web site on a monthly, seven-day or more delayed basis. Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at www.sec.gov. In addition, each Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite
900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

BOARD OF TRUSTEES

The following table provides basic information about the Board of Trustees (the "Trustees") of the Wells Fargo Funds Trust (the "Trust") and Officers of the Trust. This table should be read in conjunction with the Prospectus and the Statement of Additional Information(1) of each Fund. Each of the Trustees and Officers listed below acts in identical capacities for each of the 133 funds comprising the Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (collectively the "Fund Complex"), except that the person occupying the office of Treasurer varies for specified Funds. All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

INDEPENDENT TRUSTEES

                         Position Held and
Name and Age            Length of Service(2)       Principal Occupations During Past Five Years     Other Directorships
------------         -------------------------   ------------------------------------------------   -------------------
Peter G. Gordon      Trustee, since 1998;        Co-Founder, Chairman, President and CEO of         None
67                   Chairman, since 2005        Crystal Geyser. Water Company.
                     (Lead Trustee since 2001)

Isaiah Harris, Jr.   Advisory Board              Retired. Prior thereto, President and CEO of       CIGNA Corporation;
57                   Trustee, since 2008         BellSouth Advertising and Publishing Corp from     Deluxe Corporation
                                                 2005 to 2007, President and CEO of BellSouth
                                                 Enterprises from 2004 to 2005 and President of
                                                 BellSouth Consumer Services from 2000 to 2003.
                                                 Currently a member of the Iowa State University
                                                 Foundation Board of Governors and a member of
                                                 the Advisory Board of Iowa State University
                                                 School of Business.

Judith M. Johnson    Trustee, since 2008         Retired. Prior thereto, Chief Executive Officer    None
60                                               and Chief Investment Officer of Minneapolis
                                                 Employees Retirement Fund from 1996 to 2008. Ms.
                                                 Johnson is a certified public accountant and a
                                                 certified managerial accountant.

David F. Larcker     Advisory Board              James Irvin Miller Professor of Accounting at      None
59                   Trustee, since 2008         the Graduate School of Business, Stanford
                                                 University, Director of Corporate Governance
                                                 Research Program and Co-Director of The Rock
                                                 Center for Corporate Governance since 2006. From
                                                 2005 to 2008, Professor of Accounting at the
                                                 Graduate School of Business, Stanford
                                                 University. Prior thereto, Ernst & Young
                                                 Professor of Accounting at The Wharton School,
                                                 University of Pennsylvania from 1985 to 2005.

Olivia S. Mitchell   Trustee, since 2006         Professor of Insurance and Risk Management,        None
56                                               Wharton School, University of Pennsylvania.
                                                 Director of the Boettner Center on Pensions and
                                                 Retirement Research. Research associate and
                                                 board member, Penn Aging Research Center.
                                                 Research associate, National Bureau of Economic
                                                 Research.

                  144 Wells Fargo Advantage Money Market Funds


                                                   Other Information (Unaudited)

                         Position Held and
Name and Age            Length of Service(2)       Principal Occupations During Past Five Years     Other Directorships
------------         -------------------------   ------------------------------------------------   -------------------
Timothy J. Penny     Trustee, since 1996         President and CEO of Southern Minnesota            None
58                                               Initiative Foundation, a non-profit
                                                 organization, since 2007 and Senior Fellow at
                                                 the Humphrey Institute Policy Forum at the
                                                 University of Minnesota since 1995. Member of
                                                 the Board of Trustees of NorthStar Education
                                                 Finance, Inc., a non-profit organization, since
                                                 2007.

Donald C. Willeke    Trustee, since 1996         Principal of the law firm of Willeke & Daniels.    None
69                                               General Counsel of the Minneapolis Employees
                                                 Retirement Fund from 1984 to present.

OFFICERS

                         Position Held and
Name and Age            Length of Service(2)       Principal Occupations During Past Five Years     Other Directorships
------------         -------------------------   ------------------------------------------------   -------------------
Karla M. Rabusch     President, since 2003       Executive Vice President of Wells Fargo Bank,      None
50                                               N.A. and President of Wells Fargo Funds
                                                 Management, LLC since 2003. Senior Vice
                                                 President and Chief Administrative Officer of
                                                 Wells Fargo Funds Management, LLC from 2001 to
                                                 2003.

C. David Messman     Secretary, since 2000;      Senior Vice President and Secretary of Wells       None
49                   Chief Legal Counsel,        Fargo Funds Management, LLC since 2001. Vice
                     since 2003                  President and Managing Senior Counsel of Wells
                                                 Fargo Bank, N.A. since 1996.

Kasey Phillips(3)    Treasurer, since 2009       Senior Vice President of Evergreen Investment      None
39                                               Management Company, LLC since 2006 and currently
                                                 the Treasurer of the Evergreen Funds since 2005.
                                                 Vice President and Assistant Vice President of
                                                 Evergreen Investment Services, Inc. from 1999 to
                                                 2006.

David Berardi(4)     Assistant Treasurer,        Vice President of Evergreen Investment             None
34                   since 2009                  Management Company, LLC since 2008. Assistant
                                                 Vice President of Evergreen Investment Services,
                                                 Inc. from 2004 to 2008. Manager of Fund
                                                 Reporting and Control for Evergreen Investment
                                                 Management Company, LLC since 2004.

Jeremy DePalma(4)    Assistant Treasurer,        Senior Vice President of Evergreen Investment      None
36                   since 2009                  Management Company, LLC since 2008. Vice
                                                 President, Evergreen Investment Services, Inc.
                                                 from 2004 to 2007. Assistant Vice President,
                                                 Evergreen Investment Services, Inc. from 2000 to
                                                 2004 and the head of the Fund Reporting and
                                                 Control Team within Fund Administration since
                                                 2005.

Debra Ann Early      Chief Compliance Officer,   Chief Compliance Officer of Wells Fargo Funds      None
45                   since 2007                  Management, LLC since 2007. Chief Compliance
                                                 Officer of Parnassus Investments from 2005 to
                                                 2007. Chief Financial Officer of Parnassus
                                                 Investments from 2004 to 2007 and Senior Audit
                                                 Manager of PricewaterhouseCoopers LLP from 1998
                                                 to 2004.

----------
(1.) The Statement of Additional Information includes additional information about the Funds' Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Funds' Web site at www.wellsfargo.com/advantagefunds.

(2.) Length of service dates reflects a Trustee's commencement of service with the Trust's predecessor entities.

(3.) Effective November 1, 2009.

(4.) Treasurer during the period from June 1, 2009 to October 31, 2009.
     Assistant Treasurer effective November 1, 2009.

                  Wells Fargo Advantage Money Market Funds 145


List of Abbreviations

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG    -- Association of Bay Area Governments
ADR     -- American Depositary Receipt
AMBAC   -- American Municipal Bond Assurance Corporation
AMT     -- Alternative Minimum Tax
ARM     -- Adjustable Rate Mortgages
BART    -- Bay Area Rapid Transit
CDA     -- Community Development Authority
CDO     -- Collateralized Debt Obligation
CDSC    -- Contingent Deferred Sales Charge
CGIC    -- Capital Guaranty Insurance Company
CGY     -- Capital Guaranty Corporation
CIFG    -- CDC (Caisse des Depots et Consignations) IXIS Financial Guarantee
COP     -- Certificate of Participation
CP      -- Commercial Paper
CTF     -- Common Trust Fund
DW&P    -- Department of Water & Power
DWR     -- Department of Water Resources
ECFA    -- Educational & Cultural Facilities Authority
EDFA    -- Economic Development Finance Authority
ETET    -- Eagle Tax-Exempt Trust
ETF     -- Exchange-Traded Fund
FFCB    -- Federal Farm Credit Bank
FGIC    -- Financial Guaranty Insurance Corporation
FHA     -- Federal Housing Authority
FHAG    -- Federal Housing Agency
FHLB    -- Federal Home Loan Bank
FHLMC   -- Federal Home Loan Mortgage Corporation
FNMA    -- Federal National Mortgage Association
FSA     -- Farm Service Agency
GDR     -- Global Depositary Receipt
GNMA    -- Government National Mortgage Association
GO      -- General Obligation
HCFR    -- Healthcare Facilities Revenue
HEFA    -- Health & Educational Facilities Authority
HEFAR   -- Higher Education Facilities Authority Revenue
HFA     -- Housing Finance Authority
HFFA    -- Health Facilities Financing Authority
HUD     -- Housing & Urban Development
IDA     -- Industrial Development Authority
IDAG    -- Industrial Development Agency
IDR     -- Industrial Development Revenue
LIBOR   -- London Interbank Offered Rate
LLC     -- Limited Liability Company
LOC     -- Letter of Credit
LP      -- Limited Partnership
MBIA    -- Municipal Bond Insurance Association
MFHR    -- Multi-Family Housing Revenue
MFMR    -- Multi-Family Mortgage Revenue
MMD     -- Municipal Market Data
MTN     -- Medium Term Note
MUD     -- Municipal Utility District
NATL-RE -- National Public Finance Guarantee Corporation
PCFA    -- Pollution Control Finance Authority
PCR     -- Pollution Control Revenue
PFA     -- Public Finance Authority
PFFA    -- Public Facilities Financing Authority
plc     -- Public Limited Company
PSFG    -- Public School Fund Guaranty
R&D     -- Research & Development
RDA     -- Redevelopment Authority
RDFA    -- Redevelopment Finance Authority
REITS   -- Real Estate Investment Trusts
SFHR    -- Single Family Housing Revenue
SFMR    -- Single Family Mortgage Revenue
SLMA    -- Student Loan Marketing Association
SPDR    -- Standard & Poor's Depositary Receipts
STIT    -- Short-Term Investment Trust
TBA     -- To Be Announced
TRAN    -- Tax Revenue Anticipation Notes
USD     -- Unified School District
XLCA    -- XL Capital Assurance

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WELLS   ADVANTAGE
FARGO   FUNDS

More information about WELLS FARGO ADVANTAGE FUNDS is available free upon request. To obtain literature, please write, e-mail, visit the Funds' Web site, or call:

WELLS FARGO ADVANTAGE FUNDS
P.O. Box 8266
Boston, MA 02266-8266
E-mail: wfaf@wellsfargo.com

Web site: www.wellsfargo.com/advantagefunds
Individual Investors: 1-800-222-8222
Retail Investment Professionals: 1- 888-877-9275
Institutional Investment Professionals: 1- 866-765-0778

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF WELLS FARGO ADVANTAGE FUNDS. IF THIS REPORT IS USED FOR PROMOTIONAL PURPOSES, DISTRIBUTION OF THE REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS. FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION, INCLUDING CHARGES AND EXPENSES, CALL 1-800-222-8222 OR VISIT THE FUNDS' WEB SITE AT www.wellsfargo.com/advantagefunds. PLEASE CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. THIS AND OTHER INFORMATION ABOUT WELLS FARGO ADVANTAGE FUNDS CAN BE FOUND IN THE CURRENT PROSPECTUS. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

"Dow Jones" and "Dow Jones Target Date Indexes" are service marks of Dow Jones & Company, Inc., and have been licensed for use for certain purposes by Global Index Advisors, Inc., and Wells Fargo Funds Management, LLC. The Dow Jones Target Date Indexes are based in part on the Barclays Capital Bond Indexes, which are published by Barclays Capital Inc. The Wells Fargo Advantage Dow Jones Target Date Funds, based on the Dow Jones Target Date Indexes, are not sponsored, endorsed, sold or promoted by Dow Jones or Barclays Capital, and neither Dow Jones nor Barclays Capital makes any representation regarding the advisability of investing in such product(s) and/or about the quality, accuracy and/or completeness of the Dow Jones Target Date Indexes or the Barclays Capital Bond Indexes. IN NO EVENT SHALL DOW JONES, BARCLAYS CAPITAL OR ANY OF THEIR LICENSORS HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for WELLS FARGO ADVANTAGE FUNDS. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by WELLS FARGO FUNDS DISTRIBUTOR, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC - NO BANK GUARANTEE - MAY LOSE VALUE                          (GRAPHIC)
                                                       Printed on Recycled paper

(C) 2010 Wells Fargo Funds Management, LLC. All rights reserved.

www.wellsfargo.com/advantagefunds                                   121480 04-10
                                                                AMMI/AR006 02-10

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(GRAPHIC)   ANNUAL REPORTS

February 28, 2010

WELLS FARGO ADVANTAGE OVERLAND EXPRESS SWEEP FUNDSM

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Contents

LETTER TO SHAREHOLDERS ............................................        2
MONEY MARKET OVERVIEW .............................................        4
PERFORMANCE HIGHLIGHTS ............................................        8
FUND EXPENSES .....................................................       10
PORTFOLIO OF INVESTMENTS ..........................................       11
FINANCIAL STATEMENTS
Statement of Assets and Liabilities ...............................       19
Statement of Operations ...........................................       20
Statements of Changes in Net Assets ...............................       21
Financial Highlights ..............................................       22
NOTES TO FINANCIAL STATEMENTS .....................................       24
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ...........       28
OTHER INFORMATION .................................................       29
LIST OF ABBREVIATIONS .............................................       32

The views expressed are as of February 28, 2010, and are those of the Fund managers. Any reference to a specific security in this report is not a recommendation to purchase or sell any specific security or adopt any investment strategy. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the WELLS FARGO ADVANTAGE OVERLAND EXPRESS SWEEP FUND.

NOT FDIC INSURED - BO BANK GUARANTEE - MAY LOSE ALUE

WELLS FARGO
       INVESTMENT HISTORY

1971   INTRODUCED ONE OF THE FIRST INSTITUTIONAL
       INDEX FUNDS.

1978   ONE OF THE FIRST FIRMS TO APPLY ASSET
       ALLOCATION THEORY TO INVESTMENT
       PORTFOLIO MANAGEMENT.

1985   ONE OF THE FIRST FIRMS TO CREATE A THREE-
       WAY ASSET ALLOCATION FUND THAT "TILTS"
       INVESTMENTS TOWARD PORTIONS OF THE
       MARKET THAT OUR PROPRIETARY MODELS
       INDICATE WILL PERFORM BETTER.

1994   INTRODUCED TARGET DATE FUNDS THAT
       AUTOMATICALLY REALLOCATE THE ASSET MIX
       OVER SPECIFIC TIME HORIZONS.
1997   WELLS FARGO LAUNCHED THE WEALTHBUILDER
       PORTFOLIOS, A UNIQUE "FUND OF FUNDS" THAT USES FLEXIBLE ASSET
       ALLOCATION STRATEGIES TO SHIFT ASSETS.

1999   REORGANIZED THE NORWEST ADVANTAGE
       FUNDS(R) AND STAGECOACH FUNDS(R) INTO
       THE WELLS FARGO FUNDS(R).

2003   EXPANDED FIXED-INCOME, SMALL CAP,
       AND EMERGING MARKETS LINEUP FROM
       MONTGOMERY ASSET MANAGEMENT, LLC.

2004   ADDED ADDITIONAL LARGE CAP AND MID CAP
       FUNDS TO THE LINEUP BY ADOPTING THE
       COOKE & BIELER VALUE FUNDS.

2005   WELLS FARGO FUNDS MERGED WITH STRONG
       FUNDS TO BECOME WELLS FARGO
       ADVANTAGE FUNDS, FORMING A FUND
       FAMILY OF OVER 100 FUNDS AND PLACING
       IT AMONG THE TOP 20 MUTUAL FUND
       FAMILIES IN THE UNITED STATES.

2006   ENHANCED AND RENAMED THE WELLS FARGO
       ADVANTAGE OUTLOOK FUNDSSM TO THE WELLS FARGO ADVANTAGE DOW
       JONES TARGET DATE FUNDSSM, WHICH SEEK TO REPLICATE RETURNS OF
       THE APPROPRIATE DOW JONES TARGET DATE INDEXES, THE FIRST LIFE
       CYCLE INDEXES IN THE INVESTMENT INDUSTRY.

WELLS FARGO ADVANTAGE FUNDS(R)

WELLS FARGO ADVANTAGE FUNDS skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of our investors is backed by our unique combination of qualifications.

STRENGTH

Our organization is built on the standards of integrity and service established by our parent company--Wells Fargo & Company--more than 150 years ago. Our diverse family of mutual funds covers a broad spectrum of investment styles and asset classes. And, because we're part of a widely diversified financial enterprise, we offer the scale and resources to help investors succeed, providing access to complementary solutions such as separately managed accounts, college investing plans, and retirement plans.

EXPERTISE

Our approach to investing is guided by the belief that agile, independent investment teams--each with its own distinct strengths and disciplines--provide a superior level of insight and expertise. Each team is free to concentrate on managing money through well-defined philosophies and processes that have proven to be consistent and repeatable over time.

PARTNERSHIP

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

FOR 529 PLANS, AN INVESTOR'S OR A DESIGNATED BENEFICIARY'S HOME STATE MAY OFFER STATE TAX OR OTHER BENEFITS THAT ARE ONLY AVAILABLE FOR INVESTMENTS IN THAT STATE'S QUALIFIED TUITION PROGRAM. PLEASE CONSIDER THIS BEFORE INVESTING.

CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES BEFORE INVESTING. FOR A CURRENT PROSPECTUS FOR WELLS FARGO ADVANTAGE FUNDS OR A CURRENT PROGRAM DESCRIPTION FOR CERTAIN 529 COLLEGE SAVINGS PLANS, CONTAINING THIS AND OTHER INFORMATION, VISIT WWW.WELLSFARGO.COM/ADVANTAGEFUNDS. READ IT CAREFULLY BEFORE INVESTING.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for WELLS FARGO ADVANTAGE FUNDS, Wells Fargo Managed Account Services, and certain 529 college savings plans. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds and shares in the 529 plans are distributed by WELLS FARGO FUNDS DISTRIBUTOR, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED - BO BANK GUARANTEE - MAY LOSE ALUE

NOT PART OF THE ANNUAL REPORT.

WELLS FARGO ADVANTAGE FUNDS OFFERS MORE THAN 100 MUTUAL FUNDS ACROSS A WIDE RANGE OF ASSET CLASSES, REPRESENTING OVER $170 BILLION IN ASSETS UNDER MANAGEMENT, AS OF FEBRUARY 28, 2010.

EQUITY FUNDS

Asia Pacific Fund
C&B Large Cap Value Fund
C&B Mid Cap Value Fund
Capital Growth Fund
Common Stock Fund
Discovery Fund+
Diversified Equity Fund
Diversified International Fund
Diversified Small Cap Fund
Emerging Growth Fund
Emerging Markets Equity Fund
Endeavor Select Fund+
Enterprise Fund+
Equity Income Fund
Equity Value Fund
Growth Fund
Growth Equity Fund
Index Fund
International Core Fund
International Value Fund
Large Cap Appreciation Fund
Large Cap Growth Fund
Large Company Core Fund
Large Company Growth Fund
Large Company Value Fund
Mid Cap Disciplined Fund
Mid Cap Growth Fund
Opportunity Fund+
Small Cap Disciplined Fund
Small Cap Growth Fund
Small Cap Opportunities Fund
Small Cap Value Fund
Small Company Growth Fund
Small Company Value Fund
Small/Mid Cap Value Fund
Social Sustainability Fund+
Specialized Financial Services Fund
Specialized Technology Fund
U.S. Value Fund

BOND FUNDS

California Limited-Term Tax-Free Fund
California Tax-Free Fund
Colorado Tax-Free Fund
Diversified Bond Fund
Government Securities Fund1
High Income Fund
Income Plus Fund
Inflation-Protected Bond Fund
Intermediate Tax/AMT-Free Fund
Minnesota Tax-Free Fund
Municipal Bond Fund
Short Duration Government Bond Fund1
Short-Term Bond Fund
Short-Term High Yield Bond Fund
Short-Term Municipal Bond Fund
Stable Income Fund
Strategic Income Fund
Total Return Bond Fund
Ultra Short-Term Income Fund
Ultra Short-Term Municipal Income Fund
Wisconsin Tax-Free Fund

ASSET ALLOCATION FUNDS

Aggressive Allocation Fund
Conservative Allocation Fund
Growth Balanced Fund
Index Asset Allocation Fund
Moderate Balanced Fund
WealthBuilder Conservative Allocation Portfolio+
WealthBuilder Equity Portfolio+
WealthBuilder Growth Allocation Portfolio+
WealthBuilder Growth Balanced Portfolio+
WealthBuilder Moderate Balanced Portfolio+
WealthBuilder Tactical Equity Portfolio+
Target Today Fund2+
Target 2010 Fund2+
Target 2015 Fund2+
Target 2020 Fund2+
Target 2025 Fund2+
Target 2030 Fund2+
Target 2035 Fund2+
Target 2040 Fund2+
Target 2045 Fund2+
Target 2050 Fund2+

MONEY MARKET FUNDS

100% Treasury Money Market Fund1
California Municipal Money Market Fund
California Municipal Money Market Trust
Cash Investment Money Market Fund
Government Money Market Fund1
Heritage Money Market Fund+
Minnesota Money Market Fund
Money Market Fund
Money Market Trust
Municipal Money Market Fund
National Tax-Free Money Market Fund
National Tax-Free Money Market Trust
Overland Express Sweep Fund+
Prime Investment Money Market Fund
Treasury Plus Money Market Fund1

VARIABLE TRUST FUNDS3

VT Asset Allocation Fund
VT C&B Large Cap Value Fund
VT Discovery Fund+
VT Equity Income Fund
VT International Core Fund
VT Large Company Core Fund
VT Large Company Growth Fund
VT Money Market Fund
VT Opportunity Fund+
VT Small Cap Growth Fund
VT Small/Mid Cap Value Fund
VT Total Return Bond Fund

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE WELLS FARGO ADVANTAGE MONEY MARKET FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY MARKET FUND.

1. The U.S. government guarantee applies to certain of the underlying securities and NOT to shares of the Fund.

2. The full name of this Fund series is the WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDSSM.

3. The Variable Trust Funds are generally available only through insurance company variable contracts.

+ In this report, the WELLS FARGO ADVANTAGE DISCOVERY FUNDSM, WELLS FARGO ADVANTAGE ENDEAVOR SELECT FUNDSM, WELLS FARGO ADVANTAGE ENTERPRISE FUNDSM, WELLS FARGO ADVANTAGE OPPORTUNITY FUNDSM, WELLS FARGO ADVANTAGE SOCIAL SUSTAINABILITY FUNDSM, WELLS FARGO ADVANTAGE WEALTHBUILDER CONSERVATIVE ALLOCATION PORTFOLIOSM, WELLS FARGO ADVANTAGE WEALTHBUILDER EQUITY PORTFOLIOSM, WELLS FARGO ADVANTAGE WEALTHBUILDER GROWTH ALLOCATION PORTFOLIOSM, WELLS FARGO ADVANTAGE WEALTHBUILDER GROWTH BALANCED PORTFOLIOSM, WELLS FARGO ADVANTAGE WEALTHBUILDER MODERATE BALANCED PORTFOLIOSM, WELLS FARGO ADVANTAGE WEALTHBUILDER TACTICAL EQUITY PORTFOLIOSM, WELLS FARGO ADVANTAGE DOW JONES TARGET TODAY FUNDSM, WELLS FARGO ADVANTAGE DOW JONES TARGET 2010 FUNDSM, WELLS FARGO ADVANTAGE DOW JONES TARGET 2015 FUNDSM, WELLS FARGO ADVANTAGE DOW JONES TARGET 2020 FUNDSM, WELLS FARGO ADVANTAGE DOW JONES TARGET 2025 FUNDSM, WELLS FARGO ADVANTAGE DOW JONES TARGET 2030 FUNDSM, WELLS FARGO ADVANTAGE DOW JONES TARGET 2035 FUNDSM, WELLS FARGO ADVANTAGE DOW JONES TARGET 2040 FUNDSM, WELLS FARGO ADVANTAGE DOW JONES TARGET 2045 FUNDSM, WELLS FARGO ADVANTAGE DOW JONES TARGET 2050 FUNDSM, WELLS FARGO ADVANTAGE HERITAGE MONEY MARKET FUNDSM, WELLS FARGO ADVANTAGE OVERLAND EXPRESS SWEEP FUNDSM, WELLS FARGO ADVANTAGE VT DISCOVERY FundSM, and WELLS FARGO ADVANTAGE VT OPPORTUNITY FUNDSM are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, Social Sustainability Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Heritage Money Market Fund, Overland Express Sweep Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.

NOT PART OF THE ANNUAL REPORT.

2 Wells Fargo Advantage Overland Express Sweep Fund       Letter to Shareholders

(PHOTO OF KARLA M. RABUSCH)
KARLA M. RABUSCH,
President
WELLS FARGO ADVANTAGE FUNDS

THE TREND OVER THE 12-MONTH
   PERIOD WAS ONE OF STEADY
    IMPROVEMENT IN INVESTOR
   CONFIDENCE AND IN CREDIT
        MARKET  CONDITIONS.

Dear Valued Shareholder,

We are pleased to provide you with this annual report for the WELLS FARGO ADVANTAGE OVERLAND EXPRESS SWEEP FUND for the 12-month period that ended February 28, 2010. At the beginning of the period in March 2009, the credit markets were at the early stages of a recovery in the wake of the credit crisis from late 2008. The positive effects from government intervention programs began to appear in the spring of 2009 as the credit system started to build a steadier foundation and investors increasingly returned to both the credit markets and the equity markets. The trend over the 12-month period was one of steady improvement in investor confidence and in credit market conditions. Overall, the period finished with indications of stronger investor sentiment than when it began.

CREDIT MARKETS IMPROVED CONSIDERABLY.

Short-term credit markets slowly regained their footing in early 2009 after several months of uncertainty following the credit crisis of late 2008. Although government intervention programs to aid the short-term credit markets had been in effect for several months following the crisis, the trend toward fully functioning markets only began to emerge in March of 2009. Many investors had remained skeptical of certain financial institutions for several months. That all finally started to change after the government's stress tests of banks in early 2009 attested to the strength of these financial institutions. That signal to the markets, coupled with the ongoing support from government programs, bolstered confidence in the credit system. Thus, 2009 became a year of strengthening confidence in credit. Investors incrementally began to follow the government's lead by re-engaging in the credit system on the belief that in the worst case scenario the government would likely step in and buy whatever the investor was too afraid to own through various government programs. As the months went by this government-inspired investor confidence began to stand on its own two feet. Investors increasingly traded with each other once again and relied less and less on selling to the government as the buyer and lender of last resort.

GOVERNMENT PROGRAMS SERVED THEIR PURPOSE AND BEGAN TO DECLINE IN USE.

Compared with turmoil from the financial crisis, the past 12 months were a period of improvement and relative calm. The tone of the markets improved with each passing month as efforts by central banks took hold and the general level of credit quality improved. Several government programs were implemented in late 2008 and had positive effect during 2009. For money market eligible securities, the most influential programs were the Asset-Backed Commercial Paper Money Market Fund Liquidity Facility (AMLF) and the Commercial Paper Funding Facility
(CPFF). All of these facilities were aimed at reconstructing a market for short-term credit securities. Because investors were largely unwilling to lend and invest money in an environment of unusually high risk, the government was compelled to step in to fill the void. This resulted in a market made by government intervention which served investors well and produced a foundation for investors to trade on. As 2009 progressed, the need for such programs lessened as markets increasingly functioned on their own merits without explicit government support. Thus, the government reassessed its intervention and scheduled the retirement of several programs for the end of October 2009. Credit markets showed little concern for the end of the programs which, in our view, was an indication of how far credit markets had improved over the previous six months. Many of the Federal Reserve programs

Letter to Shareholders       Wells Fargo Advantage Overland Express Sweep Fund 3

aimed at supporting liquidity in the money markets, such as the Asset-Backed Commercial Paper Money Market Mutual Fund Liquidity Facility (AMLF), Commercial Paper Funding Facility (CPFF), Primary Dealer Credit Facility (PDCP) and Term Securities Lending Facility (TSLF), expired on February 1, 2010, with little fanfare and to no noticeable effect.

REGULATORY CHANGES TO MONEY MARKET FUNDS WERE APPROVED.

On January 27, 2010, the SEC approved amendments to Rule 2a-7, the section of the Investment Company Act that governs money market funds. The SEC proposed certain amendments in June 2009, asking for public comment. After having received over 150 comments from the public, the final amendments largely mirrored the initial proposals released last June. These changes shortened the maximum weighted-average maturity of money funds, restricted the use of "second tier" and illiquid securities, required funds to periodically stress test their funds, and set standards for the percentage of a fund's assets that must be invested in highly liquid securities. These changes were well known by the money fund industry; and we believe a transition to the new requirements should proceed smoothly. In our opinion, our funds are well positioned to accommodate the terms of the new regulations.

The upcoming fiscal year of 2010 is likely to be one of ongoing change. The regulatory environment is evolving, and monetary policy is likely to shift sometime in the upcoming quarters. We have already seen the retirement of several federal liquidity programs; the next step would be higher interest rates at some point. Thus, just as we were cautious over the last 12 months in view of the varying credit risks, we continue to remain cautiously optimistic but now with more of a focus on upholding absolute liquidity in a tightening regulatory environment and a potentially rising interest rate environment.

STEADY INVESTMENT DISCIPLINES WITH SEVERAL BROAD DIVERSIFICATION OPTIONS.

Experience tells us that strict adherence to time-tested strategies has its rewards. As a whole, WELLS FARGO ADVANTAGE FUNDS represents investments across a range of asset classes and investment styles, giving you an opportunity to create a diversified investment portfolio.

Thank you for choosing to invest with WELLS FARGO ADVANTAGE FUNDS. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS, or call us directly at 1-800-222-8222.

Sincerely,

/s/ Karla M. Rabusch

Karla M. Rabusch
President
WELLS FARGO ADVANTAGE FUNDS

    ON JANUARY 27, 2010, THE
     SEC APPROVED AMENDMENTS
TO RULE 2A-7, THE SECTION OF
      THE INVESTMENT COMPANY
      ACT THAT GOVERNS MONEY
               MARKET FUNDS.

4 Wells Fargo Advantage Overland Express Sweep Fund        Money Market Overview

Money Market Overview

This portfolio manager commentary covers the 12-month period from March 1, 2009, through February 28, 2010.

PRIME MONEY MARKET SECURITIES

In marked contrast to the previous 18 months, when the money markets were embroiled in the unprecedented financial markets crisis, the past 12 months were a period of improvement and relative calm as efforts by central banks took hold and the general level of credit quality became more positive. Many of the extraordinary measures that were taken by the Federal Reserve to augment liquidity in the money markets, such as the Asset-Backed Commercial Paper Money Market Fund Liquidity Facility (AMLF), Commercial Paper Funding Facility (CPFF), Primary Dealer Credit Facility (PDCF) and Term Securities Lending Facility
(TSLF) expired on February 1, 2010, with little fanfare and no noticeable effect.

Overnight rates were largely unchanged over the entire year after being locked in by the exceptionally low level of the Federal funds rate, targeted at 0-0.25% by the Federal Open Market Committee (FOMC) at its meeting in December 2008. As conditions in the money markets showed improvement and investors began to regain confidence, other money market rates moved lower as well. The yield curve flattened steadily over this period with the spread between one-month and one-year LIBOR (London Interbank Offered Rate) falling from a high of 173 basis points (bps) in March 2009 to a low of about 60 bps by February 2010. One-year LIBOR fell by 1.40%, declining from 2-1/4% near the start of the fiscal year to 0.84% by year-end. The declines in the shorter dates, while less pronounced, were still considerable. In mid-March 2009, three-month LIBOR stood at 1.33% and one-month LIBOR at 0.56%. By February both had fallen to about 0.25%.

There was also more differentiation between issuers of different credit quality than in the past, with strong issuers trading well below LIBOR and weaker issuers with the same ratings trading well above. While the yield spread between these different classes of credit quality narrowed as the year progressed, this tiering effect was still evident. This is a notable difference from the market that existed prior to the onset of the financial crisis, when market participants were less discriminating and there was almost no yield difference between different issuers with the same credit-quality ratings.

In part, this spread narrowing can be attributed to a real improvement in credit quality. Uncertainty regarding credit quality peaked in March 2009, coincident with the bottom of the stock markets and the preliminary release of the bank "stress tests" by the U.S. Treasury. Revealing no surprises in terms of the banks that were expected to require additional capital, these stress test results alleviated many concerns in the money markets regarding the credit quality of financial institutions. Though still not on a positive footing, credit quality has seen a gradual improvement, as evidenced by the actions of ratings agencies. In the last quarter of 2008, there were ten ratings downgrades for every upgrade. A year later, this ratio had improved to four downgrades for each upgrade.

A decline in the supply of high-quality money market instruments was also a factor in driving rates lower and compressing credit spreads. Total commercial

Money Market Overview        Wells Fargo Advantage Overland Express Sweep Fund 5

paper outstanding declined by more than 20% from $1.4 trillion at the end of February 2009 to $1.1 trillion a year later. The asset-backed commercial paper
(ABCP) market suffered an even more severe decline, falling 32% from $646 billion to $436 billion over the same period, after having peaked at more than $1.2 trillion in August 2007. We estimate that the total supply of money market investments fell by over $1 trillion over the fiscal year, from $8.7 trillion to $7.5 trillion.

A number of factors contributed to this dwindling supply. As financial concerns have sought their way out of the financial crisis, they have collectively gone through an exercise of unwinding leverage. This naturally entailed reduced borrowing, especially short-term borrowing. As credit conditions have improved, issuers of short-term debt have sought to lock in extraordinarily low rates by extending the term of their liabilities through the issuance of long-term debt. The low rates available in the money markets have prompted some market participants to seek higher returns by purchasing longer investments, including bond funds. This has made the process of long-term debt issuance relatively easier. Issuers, especially banks, are also under some pressure from their regulators to decrease their dependence on short-term funding, especially from institutional investors as opposed to retail investors. Finally, the relatively weak economic conditions led to a decreased need for short-term borrowings as inventories contracted and the volume of receivables financing declined.

The lack of supply is likely to continue to be an issue for money market participants, especially in the ABCP markets. Proposed accounting changes from the Financial Accounting Standards Board (FASB) on "ACCOUNTING FOR TRANSFERS OF FINANCIAL ASSETS" and "AMENDMENTS TO FASB INTERPRETATION NO. 46(R)" will come into effect next year and will change the accounting treatment for securitizations and off-balance-sheet financing. The impact of both will be to make off-balance-sheet treatment of ABCP more difficult to achieve--causing many ABCP conduits to be consolidated onto the balance sheet of the sponsoring financial institution, likely resulting in a further reduction in the issuance of ABCP.

Our portfolio strategy has emphasized the need for a stable $1.00 net asset value (NAV) and the importance of liquidity to meet shareholder redemptions. Toward that end, we have maintained a highly liquid posture and a shorter weighted-average maturity than our peer group. As opportunities presented themselves, we were able to selectively add to some longer-dated securities. We also found the adjustable rate sector attractive, especially in the municipal sector where the compression of interest rates often meant that tax-exempt securities carried higher yields than taxable instruments of comparable term and quality. As always, we placed a high value on superior credit quality.

STRATEGIC OUTLOOK

The regulatory landscape for money market funds is changing. On January 27, 2010 the Securities and Exchange Commission (SEC) approved amendments to Rule 2a-7, the section of the Investment Company Act that governs money market funds. The SEC had proposed certain amendments last June, asking for public comment. After having received over 150 comments from the public, the final amendments largely mirrored the initial proposals released last June. These changes would shorten the maximum weighted-average maturity of money funds,

6 Wells Fargo Advantage Overland Express Sweep Fund        Money Market Overview

restrict the use of "second tier" and illiquid securities, require funds to periodically stress test their funds, and set standards for the percentage of a fund's assets that must be invested in highly liquid securities. We are supportive of the changes to Rule 2a-7 and agree that they will make money funds more resilient to potential market disruptions. Largely reflecting the proposals of the REPORT OF THE MONEY MARKET WORKING GROUP of the Investment Company Institute, these changes were well-known by the money fund industry and a transition to the new requirements should proceed smoothly. We believe our funds are well-positioned in terms of the requirements of the new rule.

As we enter a new fiscal year, we stand at a point where the potential for change is high. The regulatory environment, market conditions, and interest rates are all quite likely to see great changes in the coming year.

                                          THIS PAGE IS INTENTIONALLY LEFT BLANK.

8 Wells Fargo Advantage Overland Express Sweep Fund
                                              Performance Highlights (Unaudited)

WELLS FARGO ADVANTAGE OVERLAND EXPRESS SWEEP FUND

INVESTMENT OBJECTIVE
The Wells Fargo Advantage Overland EXPRESS SWEEP FUND (the Fund) seeks current income, while preserving capital and liquidity.

INVESTMENT ADVISER
Wells Fargo Funds Management, LLC.

SUBADVISER
Wells Capital Management Incorporated

PORTFOLIO MANAGER
David D. Sylvester

FUND INCEPTION
October 1, 1991


PORTFOLIO ALLOCATION1
(AS OF FEBRUARY 28, 2010)

(Pie Chart)

Short Term Corporate Bonds      (3%)
Floating/Variable Rate Notes    (2%)
Repurchase Agreements          (30%)
Time Deposits                   (7%)
Commercial Paper               (44%)
Certificates of Deposits        (6%)
Municipal Bonds                 (8%)

MATURITY DISTRIBUTION1
(AS OF FEBRUARY 28, 2010)

(Pie Chart)

2-14 Days                      (58%)
15-29 Days                      (9%)
30-59 Days                     (12%)
60-89 Days                     (12%)
90-179 Days                     (4%)
180-269 Days                    (1%)

1. Portfolio allocation and maturity distribution are subject to change and are calculated based on the total investments of the Fund.

Performance Highlights (Unaudited)
                             Wells Fargo Advantage Overland Express Sweep Fund 9

                   WELLS FARGO ADVANTAGE OVERLAND EXPRESS SWEEP FUND (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN (%) (AS OF FEBRUARY 28, 2010)

                             6 Month*      1 Year    5 Year    10 Year
                             --------      ------    ------    -------
                               0.01          0.01     2.46       2.14

*    Returns for periods of less than one year are not annualized.

FUND YIELD SUMMARY2
(AS OF FEBRUARY 28, 2010)
7-Day Current Yield                            0.01%
7-Day Compound Yield                           0.01%
30-Day Simple Yield                            0.01%
30-Day Compound Yield                          0.01%

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURNS WILL FLUCTUATE. THE FUND'S YIELD FIGURES MORE CLOSELY REFLECT THE CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN FIGURES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

THE FUND IS SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY MARKET FUND.

2. The investment adviser has committed through June 30, 2010, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Without waived fees and/or reimbursed expenses, the Fund's 7-day current yield would have been (0.87)%.

10  Wells Fargo Advantage Overland Express Sweep Fund  Fund Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees (if any) and exchange fees (if any); and (2) ongoing costs, including management fees; distribution (12b-1) and/or shareholder service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire six-month period, from September 1, 2009 to February 28, 2010.

ACTUAL EXPENSES

The "Actual" line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Actual" line under the heading entitled "Expenses Paid During Period" for your applicable class of shares to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The "Hypothetical" line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the "Hypothetical" line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                             Beginning          Ending        Expenses
                                           Account Value    Account Value    Paid During     Net Annual
                                            09-01-2009       02-28-2010        Period1      Expense Ratio
                                           -------------    -------------    -----------    -------------
Actual                                       $1,000.00        $1,000.10         $1.59           0.32%
Hypothetical (5% return before expenses)     $1,000.00        $1,023.21         $1.61           0.32%

1. Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

Portfolio of Investments--February 28, 2010
                            Wells Fargo Advantage Overland Express Sweep Fund 11

OVERLAND EXPRESS SWEEP FUND

PRINCIPAL           SECURITY NAME                                                   INTEREST RATE    MATURITY DATE        VALUE
AGENCY NOTES - I    NTEREST BEARING: 0.21%
$      4,000,000    FHLMC+/-                                                            0.15%          02/02/2012     $   3,993,799

TOTAL AGENCY NOTES - INTEREST BEARING (COST $ 3,993,799)                                                                  3,993,799
                                                                                                                      -------------

BANKERS ACCEPTAN    CE NOTES: 0.21%
       1,000,000    BANK OF AMERICA NA##                                                0.39           04/08/2010           999,578
       2,000,000    BANK OF AMERICA NA##                                                0.33           05/24/2010         1,998,460
       1,000,000    BANK OF AMERICA NA##                                                0.19           03/18/2010           999,906

TOTAL BANKERS ACCEPTANCE NOTES (COST $ 3,997,944)                                                                         3,997,944
                                                                                                                      -------------
CERTIFICATES OF DEPOSIT: 6.25%
      10,000,000    ABBEY NATIONAL TREASURY SERVICES+/-                                 0.26           02/14/2011        10,000,000
       5,000,000    ABBEY NATIONAL TREASURY SERVICES+/-                                 0.27           12/10/2010         5,000,000
       6,000,000    ALLIED IRISH BANKS NORTH AMERICA INCORPORATED+/-++                  0.25           03/03/2010         6,000,000
       4,000,000    BANCO BILBAO VIZCAYA (LONDON)                                       0.30           03/16/2010         4,000,008
       2,000,000    BANCO BILBAO VIZCAYA ARGENTARIA (NEW YORK)                          0.23           04/12/2010         2,000,000
       5,000,000    BARCLAYS BANK PLC (NEW YORK)+/-                                     1.00           06/24/2010         5,000,000
      10,000,000    BARCLAYS BANK PLC (NEW YORK)+/-                                     0.48           01/19/2011        10,000,000
       2,000,000    BNP PARIBAS EURO                                                    0.23           04/12/2010         2,000,023
       8,000,000    CALYON (NEW YORK)                                                   0.25           06/02/2010         8,000,000
       9,000,000    DEXIA DELAWARE                                                      0.00           03/01/2010         9,000,000
       5,000,000    LLOYDS TSB BANK PLC (NEW YORK)+/-                                   0.35           05/10/2010         5,000,000
      10,000,000    LLOYDS TSB BANK PLC (NEW YORK)+/-                                   0.50           07/26/2010        10,000,000
       5,000,000    LLOYDS TSB BANK PLC (NEW YORK)+/-                                   0.46           11/12/2010         5,000,000
      15,000,000    NORDEA BANK FINLAND (NEW YORK)                                      1.86           04/28/2010        15,035,737
       5,000,000    RABOBANK NEDERLAND NV (NEW YORK)+/-                                 0.23           10/19/2010         5,000,000
       3,000,000    RABOBANK NEDERLAND NV (NEW YORK)+/-                                 0.23           01/07/2011         3,000,000
      10,000,000    ROYAL BANK SCOTLAND PLC (CONNECTICUT)+/-                            0.84           07/16/2010        10,000,000
       5,000,000    SOCIETE GENERALE (NEW YORK)+/-ss                                    0.55           05/05/2011         5,000,000

TOTAL CERTIFICATES OF DEPOSIT (COST $ 119,035,768)                                                                      119,035,768
                                                                                                                      -------------
COMMERCIAL PAPER: 43.37%
       1,000,000    ALLIED IRISH BANKS NORTH AMERICA INCORPORATED##++                   0.13           03/02/2010           999,993
       4,000,000    ALLIED IRISH BANKS NORTH AMERICA INCORPORATED##++                   0.20           03/04/2010         3,999,913
       4,000,000    ALLIED IRISH BANKS NORTH AMERICA INCORPORATED##++                   0.21           03/05/2010         3,999,884
       3,000,000    AMSTEL FUNDING CORPORATION##++(P)                                   0.00           03/01/2010         3,000,000
       4,000,000    AMSTEL FUNDING CORPORATION##++(P)                                   0.56           03/15/2010         3,999,067
       2,000,000    AMSTEL FUNDING CORPORATION##++(P)                                   0.56           03/16/2010         1,999,500
       8,250,000    AMSTEL FUNDING CORPORATION##++(P)                                   0.57           03/17/2010         8,247,800
       1,000,000    AMSTEL FUNDING CORPORATION##++(P)                                   0.57           03/18/2010           999,717
       8,000,000    AMSTEL FUNDING CORPORATION##++(P)                                   0.79           04/30/2010         7,989,333
       3,000,000    AMSTERDAM FUNDING CORPORATION##++(P)                                0.15           03/22/2010         2,999,720
       3,000,000    AMSTERDAM FUNDING CORPORATION##++(P)                                0.17           03/25/2010         2,999,640
       6,000,000    AMSTERDAM FUNDING CORPORATION##++(P)                                0.18           04/07/2010         5,998,890
       1,000,000    AMSTERDAM FUNDING CORPORATION##++(P)                                0.20           05/03/2010           999,650
       7,000,000    ANGLO IRISH BANK CORPORATION LIMITED##++                            0.17           03/03/2010         6,999,903
       1,000,000    ANTALIS US FUNDING CORPORATION##++(P)                               0.14           03/05/2010           999,980
       1,000,000    ANTALIS US FUNDING CORPORATION##++(P)                               0.17           03/08/2010           999,963
       1,000,000    ANTALIS US FUNDING CORPORATION##++(P)                               0.21           04/23/2010           999,691
       5,000,000    ANZ NATIONAL (INTERNATIONAL) LIMITED+/-++                           0.38           10/20/2010         5,000,000
       9,000,000    ANZ NATIONAL (INTERNATIONAL) LIMITED+/-++                           0.32           01/11/2011         9,000,000
       1,725,000    ARABELLA FINANCE LLC##++(P)                                         0.47           03/18/2010         1,724,593
       1,000,000    ARABELLA FINANCE LLC##++(P)                                         0.52           05/18/2010           998,873
      14,000,000    ARABELLA FINANCE LLC##++(P)                                         0.53           05/19/2010        13,983,717

12  Wells Fargo Advantage Overland Express Sweep Fund
                                     Portfolio of Investments--February 28, 2010

OVERLAND EXPRESS SWEEP FUND

PRINCIPAL           SECURITY NAME                                                   INTEREST RATE    MATURITY DATE        VALUE
COMMERCIAL PAPER (CONTINUED)
$      1,000,000    ARABELLA FINANCE LLC##++(P)                                         0.53%          05/24/2010     $     998,763
       2,000,000    ASB FINANCE LIMITED (LONDON)+/-++                                   0.47           03/08/2010         1,999,790
       5,000,000    ASB FINANCE LIMITED (LONDON)+/-++                                   0.78           07/09/2010         5,000,000
       4,000,000    ASB FINANCE LIMITED (LONDON)+/-++                                   0.36           12/08/2010         4,000,321
       4,000,000    ASB FINANCE LIMITED (LONDON)+/-++                                   0.36           12/13/2010         4,000,319
       3,000,000    ASB FINANCE LIMITED (LONDON)+/-++                                   0.33           01/10/2011         3,000,000
       2,000,000    ASB FINANCE LIMITED (LONDON)+/-++                                   0.33           01/12/2011         1,999,913
       1,900,000    ASPEN FUNDING CORPORATION##++(P)                                    0.20           04/28/2010         1,899,388
       1,000,000    ATLANTIC ASSET SECURITIZATION CORPORATION##++(P)                    0.18           03/18/2010           999,910
       5,000,000    ATLANTIS ONE FUNDING CORPORATION##++(P)                             0.21           03/09/2010         4,999,744
       3,000,000    AUTOBAHN FUNDING COMPANY LLC##++(P)                                 0.00           03/01/2010         3,000,000
       1,000,000    AUTOBAHN FUNDING COMPANY LLC##++(P)                                 0.13           03/02/2010           999,993
       1,000,000    AUTOBAHN FUNDING COMPANY LLC##++(P)                                 0.26           04/05/2010           999,738
       3,000,000    AUTOBAHN FUNDING COMPANY LLC##++(P)                                 0.27           05/17/2010         2,998,268
      10,000,000    BANK OF NOVA SCOTIA##                                               0.18           04/14/2010         9,997,800
       5,000,000    BARCLAYS US FUNDING LLC##                                           0.00           03/01/2010         5,000,000
       1,708,000    BARTON CAPITAL CORPORATION##++(P)                                   0.19           04/16/2010         1,707,585
       1,000,000    BEETHOVEN FUNDING CORPORATION##++(P)                                0.20           03/03/2010           999,983
       2,000,000    BEETHOVEN FUNDING CORPORATION##++(P)                                0.24           03/05/2010         1,999,933
       1,000,000    BELMONT FUNDING LLC##++(P)                                          0.23           03/03/2010           999,981
       1,000,000    BPCE SA##++                                                         0.25           04/06/2010           999,750
       1,000,000    CAFCO LLC##++(P)                                                    0.17           03/22/2010           999,895
       1,000,000    CANCARA ASSET SECURITISATION LLC##++(P)                             0.18           03/08/2010           999,961
       7,000,000    CANCARA ASSET SECURITISATION LLC##++(P)                             0.18           03/11/2010         6,999,611
       4,000,000    CANCARA ASSET SECURITISATION LLC##++(P)                             0.26           03/12/2010         3,999,658
       2,000,000    CANCARA ASSET SECURITISATION LLC##++(P)                             0.19           03/15/2010         1,999,844
       2,000,000    CANCARA ASSET SECURITISATION LLC##++(P)                             0.19           03/23/2010         1,999,756
       3,000,000    CANCARA ASSET SECURITISATION LLC##++(P)                             0.21           04/07/2010         2,999,322
       7,000,000    CANCARA ASSET SECURITISATION LLC##++(P)                             0.22           05/12/2010         6,996,920
       1,000,000    CANCARA ASSET SECURITISATION LLC##++(P)                             0.22           05/18/2010           999,523
       3,000,000    CANCARA ASSET SECURITISATION LLC##++(P)                             0.22           05/20/2010         2,998,533
       4,000,000    CHARTA LLC##++(P)                                                   0.21           03/09/2010         3,999,787
       7,000,000    CHARTA LLC##++(P)                                                   0.21           03/17/2010         6,999,316
       1,000,000    CHARTA LLC##++(P)                                                   0.20           04/07/2010           999,794
       1,000,000    CHARTA LLC##++(P)                                                   0.20           04/12/2010           999,767
       3,000,000    CHARTA LLC##++(P)                                                   0.19           04/19/2010         2,999,224
       1,000,000    CIESCO LLC##++(P)                                                   0.19           04/05/2010           999,806
       3,000,000    CIESCO LLC##++(P)                                                   0.19           04/13/2010         2,999,319
      13,000,000    CITIBANK CREDIT CARD ISSUANCE TRUST##++(P)                          0.16           03/05/2010        12,999,711
       1,000,000    CITIBANK CREDIT CARD ISSUANCE TRUST##++(P)                          0.17           03/08/2010           999,963
       6,000,000    CLIPPER RECEIVABLES COMPANY LLC##++(P)                              0.24           03/25/2010         5,999,040
       5,000,000    CLIPPER RECEIVABLES COMPANY LLC##++(P)                              0.22           04/23/2010         4,998,381
       1,000,000    CONCORD MINUTEMEN CAPITAL COMPANY##++(P)                            0.00           03/01/2010         1,000,000
       5,000,000    CONCORD MINUTEMEN CAPITAL COMPANY##++(P)                            0.33           03/03/2010         4,999,861
       1,000,000    CONCORD MINUTEMEN CAPITAL COMPANY##++(P)                            0.44           04/21/2010           999,363
       9,000,000    CONCORD MINUTEMEN CAPITAL COMPANY##++(P)                            0.44           05/05/2010         8,992,688
       1,000,000    CRC FUNDING LLC##++(P)                                              0.20           04/09/2010           999,783
       6,000,000    CRC FUNDING LLC##++(P)                                              0.19           04/14/2010         5,998,607
       1,000,000    CRC FUNDING LLC##++(P)                                              0.19           04/15/2010           999,763
       1,000,000    CRC FUNDING LLC##++(P)                                              0.19           04/16/2010           999,757
       2,000,000    CRC FUNDING LLC##++(P)                                              0.20           04/28/2010         1,999,356
       3,000,000    CROWN POINT CAPITAL COMPANY##++(P)                                  0.44           04/09/2010         2,998,538
       3,000,000    CROWN POINT CAPITAL COMPANY##++(P)                                  0.44           04/21/2010         2,998,088
       3,000,000    CROWN POINT CAPITAL COMPANY##++(P)                                  0.44           05/05/2010         2,997,563
       1,000,000    CROWN POINT CAPITAL COMPANY##++(P)                                  0.45           05/19/2010           999,013

Portfolio of Investments--February 28, 2010
                            Wells Fargo Advantage Overland Express Sweep Fund 13

OVERLAND EXPRESS SWEEP FUND

PRINCIPAL           SECURITY NAME                                                   INTEREST RATE    MATURITY DATE        VALUE
COMMERCIAL PAPER (CONTINUED)
$      3,000,000    DEXIA DELAWARE##                                                     0.14%         03/02/2010     $   2,999,977
       2,000,000    DEXIA DELAWARE##                                                     0.17          03/04/2010         1,999,963
       4,000,000    DEXIA DELAWARE##                                                     0.25          03/10/2010         3,999,720
       4,000,000    DEXIA DELAWARE##                                                     0.26          03/12/2010         3,999,652
       2,000,000    E.ON AG##++                                                          0.23          05/18/2010         1,999,003
       6,750,000    EBBETS FUNDING LLC##++(P)                                            0.43          03/19/2010         6,748,481
       4,000,000    EBBETS FUNDING LLC##++(P)                                            0.48          03/23/2010         3,998,778
       2,000,000    EBBETS FUNDING LLC##++(P)                                            0.48          03/25/2010         1,999,333
       2,000,000    EBBETS FUNDING LLC##++(P)                                            0.48          03/26/2010         1,999,306
       1,000,000    ELYSIAN FUNDING LLC##++(P)                                           0.36          03/05/2010           999,950
       1,550,000    ELYSIAN FUNDING LLC##++(P)                                           0.40          03/09/2010         1,549,845
         700,000    ELYSIAN FUNDING LLC##++(P)                                           0.43          03/19/2010           699,843
       2,000,000    ENTERPRISE FUNDING LLC##++(P)                                        0.17          03/18/2010         1,999,830
       1,000,000    ENTERPRISE FUNDING LLC##++(P)                                        0.19          04/21/2010           999,731
       9,900,000    ENTERPRISE FUNDING LLC##++(P)                                        0.21          05/26/2010         9,894,915
       1,000,000    ERASMUS CAPITAL CORPORATION##++(P)                                   0.00          03/01/2010         1,000,000
       4,000,000    ERASMUS CAPITAL CORPORATION##++(P)                                   0.14          03/04/2010         3,999,937
       1,000,000    ERASMUS CAPITAL CORPORATION##++(P)                                   0.15          03/05/2010           999,979
       6,000,000    ERASMUS CAPITAL CORPORATION##++(P)                                   0.17          03/10/2010         5,999,715
       1,000,000    ERASMUS CAPITAL CORPORATION##++(P)                                   0.21          03/25/2010           999,853
       2,000,000    ERASMUS CAPITAL CORPORATION##++(P)                                   0.24          04/22/2010         1,999,307
      20,000,000    FORTIS FUNDING LLC##++                                               0.21          05/21/2010        19,990,550
       1,000,000    GEMINI SECURITIZATION CORPORATION LLC##++(P)                         0.19          04/19/2010           999,741
       1,000,000    GEMINI SECURITIZATION CORPORATION LLC##++(P)                         0.18          04/26/2010           999,720
       5,000,000    GEMINI SECURITIZATION CORPORATION LLC##++(P)                         0.19          04/29/2010         4,998,402
       3,000,000    GOTHAM FUNDING CORPORATION##++(P)                                    0.11          03/03/2010         2,999,972
       1,000,000    GOTHAM FUNDING CORPORATION##++(P)                                    0.17          03/23/2010           999,890
       4,000,000    GOTHAM FUNDING CORPORATION##++(P)                                    0.17          03/24/2010         3,999,540
       2,000,000    GOVCO LLC##++(P)                                                     0.19          04/12/2010         1,999,557
       1,000,000    GOVCO LLC##++(P)                                                     0.20          04/21/2010           999,717
       2,000,000    GOVCO LLC##++(P)                                                     0.20          04/27/2010         1,999,367
       1,000,000    GOVCO LLC##++(P)                                                     0.20          05/18/2010           999,567
       1,000,000    GRAMPIAN FUNDING##++(P)                                              0.29          03/17/2010           999,862
       3,000,000    GRAMPIAN FUNDING##++(P)                                              0.21          03/19/2010         2,999,670
       1,000,000    GRAMPIAN FUNDING##++(P)                                              0.29          04/08/2010           999,683
       1,000,000    GRAMPIAN FUNDING##++(P)                                              0.26          05/19/2010           999,429
       6,000,000    GRAMPIAN FUNDING##++(P)                                              0.26          05/20/2010         5,996,533
      18,000,000    GRAMPIAN FUNDING##++(P)                                              0.26          05/21/2010        17,989,470
       1,000,000    ICICI BANK LIMITED (BAHRAIN)##                                       0.71          03/09/2010           999,822
      12,000,000    ICICI BANK LIMITED (BAHRAIN)##                                       0.23          03/15/2010        11,998,833
       9,000,000    ING USA FUNDING LLC##                                                0.16          03/12/2010         8,999,533
       4,000,000    INTESA FUNDING LLC##                                                 0.15          03/11/2010         3,999,822
       5,000,000    KITTY HAWK FUNDING CORPORATION##++(P)                                0.21          05/24/2010         4,997,550
      11,000,000    LEGACY CAPITAL LLC##++(P)                                            0.44          04/13/2010        10,994,088
      10,000,000    LEXINGTON PARKER CAPITAL##++(P)                                      0.47          03/19/2010         9,997,500
       8,000,000    LEXINGTON PARKER CAPITAL##++(P)                                      0.44          04/16/2010         7,995,400
       1,000,000    LEXINGTON PARKER CAPITAL##++(P)                                      0.44          04/21/2010           999,363
       6,000,000    LEXINGTON PARKER CAPITAL##++(P)                                      0.44          05/05/2010         5,995,125
       3,000,000    LIBERTY STREET FUNDING LLC##++(P)                                    0.00          03/01/2010         3,000,000
       9,000,000    LIBERTY STREET FUNDING LLC##++(P)                                    0.19          05/04/2010         8,996,960
       3,000,000    LMA AMERICAS LLC##++(P)                                              0.14          03/05/2010         2,999,943
       8,000,000    LMA AMERICAS LLC##++(P)                                              0.17          03/22/2010         7,999,160
       3,000,000    LMA AMERICAS LLC##++(P)                                              0.19          04/14/2010         2,999,303
       2,000,000    LOUIS DREYFUS CORPORATION##                                          0.00          03/01/2010         2,000,000

14  Wells Fargo Advantage Overland Express Sweep Fund
                                     Portfolio of Investments--February 28, 2010

OVERLAND EXPRESS SWEEP FUND

PRINCIPAL           SECURITY NAME                                                   INTEREST RATE    MATURITY DATE        VALUE
COMMERCIAL PAPER (CONTINUED)
$      4,000,000    LOUIS DREYFUS CORPORATION##                                         0.32%          04/27/2010     $   3,997,973
       2,000,000    MATCHPOINT MASTER TRUST##++(P)                                      0.19           04/06/2010         1,999,600
       3,000,000    MONT BLANC CAPITAL CORPORATION##++(P)                               0.18           03/12/2010         2,999,817
       1,000,000    MONT BLANC CAPITAL CORPORATION##++(P)                               0.18           03/16/2010           999,921
       1,000,000    MONT BLANC CAPITAL CORPORATION##++(P)                               0.17           03/25/2010           999,880
       3,000,000    MONT BLANC CAPITAL CORPORATION##++(P)                               0.20           05/12/2010         2,998,800
       5,000,000    NATIONWIDE BUILDING SOCIETY##++                                     0.39           04/05/2010         4,998,056
       2,000,000    NATIONWIDE BUILDING SOCIETY##++                                     0.20           04/15/2010         1,999,500
       9,000,000    NATIONWIDE BUILDING SOCIETY##++                                     0.20           04/16/2010         8,997,700
       1,000,000    NATIXIS COMMERCIAL PAPER CORPORATION+/-                             0.28           04/05/2010         1,000,000
       5,000,000    NATIXIS COMMERCIAL PAPER CORPORATION##++                            0.26           05/18/2010         4,997,183
       6,000,000    NATIXIS US FINANCE COMPANY##                                        0.15           03/02/2010         5,999,950
       8,000,000    NATIXIS US FINANCE COMPANY##                                        0.28           05/06/2010         7,995,893
       1,000,000    NEWPORT FUNDING CORPORATION++(P)                                    0.17           03/23/2010           999,890
       2,000,000    NIEUW AMSTERDAM RECEIVABLES CORPORATION##++(P)                      0.19           03/18/2010         1,999,811
       1,000,000    OAKLAND-ALAMEDA COUNTY+/-                                           0.20           03/02/2010         1,000,000
      10,000,000    PORT OF OAKLAND CALIFORNIA##                                        0.22           04/08/2010         9,997,572
       8,000,000    PRUDENTIAL PLC##++                                                  0.00           03/01/2010         8,000,000
       5,000,000    PRUDENTIAL PLC##++                                                  0.23           05/12/2010         4,997,700
       3,000,000    REGENCY MARKETS #1 LLC##++(P)                                       0.13           03/05/2010         2,999,947
       4,000,000    REGENCY MARKETS #1 LLC##++(P)                                       0.17           03/22/2010         3,999,580
       1,000,000    RHEIN-MAIN SECURITY LIMITED##++(P)                                  0.17           03/05/2010           999,976
       2,000,000    RHEIN-MAIN SECURITY LIMITED##++(P)                                  0.28           05/20/2010         1,998,756
       1,150,000    RHEINGOLD SECURITIZATION##++(P)                                     0.29           03/31/2010         1,149,713
      10,000,000    RHEINGOLD SECURITIZATION##++(P)                                     0.31           03/31/2010         9,997,417
       6,000,000    RHEINGOLD SECURITIZATION##++(P)                                     0.24           04/12/2010         5,998,250
       1,000,000    RHEINGOLD SECURITIZATION##++(P)                                     0.23           04/20/2010           999,681
       1,000,000    ROMULUS FUNDING CORPORATION##++(P)                                  0.25           03/15/2010           999,895
       1,000,000    ROMULUS FUNDING CORPORATION##++(P)                                  0.29           03/30/2010           999,758
       8,000,000    ROMULUS FUNDING CORPORATION##++(P)                                  0.29           04/20/2010         7,996,667
       8,000,000    ROMULUS FUNDING CORPORATION##++(P)                                  0.32           05/18/2010         7,994,453
       5,000,000    ROYAL KPN NV+/-++(P)                                                0.21           03/23/2010         4,999,358
       3,000,000    ROYAL KPN NV+/-++(P)                                                0.19           04/06/2010         2,999,430
       1,000,000    ROYAL KPN NV+/-++(P)                                                0.20           04/14/2010           999,756
       3,000,000    ROYAL KPN NV+/-++(P)                                                0.22           05/11/2010         2,998,698
       4,000,000    ROYAL KPN NV+/-++(P)                                                0.20           06/01/2010         3,997,956
       9,000,000    ROYAL PARK INVESTMENT FUNDING CORPORATION+/-++(P)                   0.21           03/25/2010         8,998,754
       2,000,000    SALISBURY RECEIVABLES COMPANY LLC##++(P)                            0.17           03/18/2010         1,999,830
       5,000,000    SALISBURY RECEIVABLES COMPANY LLC##++(P)                            0.20           05/03/2010         4,998,250
       5,000,000    SANTANDER CENTRAL HISPANO FINANCE (DELAWARE) INCORPORATED##         0.60           06/15/2010         4,991,167
       1,000,000    SCALDIS CAPITAL LLC##++(P)                                          0.16           03/08/2010           999,965
       1,000,000    SCALDIS CAPITAL LLC##++(P)                                          0.22           03/23/2010           999,866
       9,000,000    SCALDIS CAPITAL LLC##++(P)                                          0.22           04/13/2010         8,997,635
       3,000,000    SCALDIS CAPITAL LLC##++(P)                                          0.22           04/19/2010         2,999,102
       2,000,000    SCALDIS CAPITAL LLC##++(P)                                          0.23           04/27/2010         1,999,272
       1,650,000    SHEFFIELD RECEIVABLES CORPORATION##++(P)                            0.19           04/13/2010         1,649,626
       2,000,000    SHEFFIELD RECEIVABLES CORPORATION##++(P)                            0.19           04/29/2010         1,999,377
         500,000    SOCIETE FINANCEMENT DE L'ECONOMIE FRANCAISE##                       0.13           03/04/2010           499,993
       1,000,000    SOCIETE FINANCEMENT DE L'ECONOMIE FRANCAISE##                       0.24           04/07/2010           999,753
       3,000,000    SOLITAIRE FUNDING LLC##++(P)                                        0.20           03/25/2010         2,999,580
       4,000,000    SOLITAIRE FUNDING LLC##++(P)                                        0.20           03/26/2010         3,999,417
       5,750,000    SOLITAIRE FUNDING LLC##++(P)                                        0.23           04/06/2010         5,748,620
       7,000,000    SOLITAIRE FUNDING LLC##++(P)                                        0.23           04/20/2010         6,997,764
       3,000,000    STARBIRD FUNDING CORPORATION##++(P)                                 0.20           04/09/2010         2,999,350
       2,000,000    SUMITOMO TRUST & BANKING COMPANY##                                  0.13           03/03/2010         1,999,978
       1,000,000    SURREY FUNDING CORPORATION##++(P)                                   0.19           04/12/2010           999,778

Portfolio of Investments--February 28, 2010
                            Wells Fargo Advantage Overland Express Sweep Fund 15

OVERLAND EXPRESS SWEEP FUND

PRINCIPAL           SECURITY NAME                                                   INTEREST RATE    MATURITY DATE        VALUE
COMMERCIAL PAPER (CONTINUED)
$      2,000,000    SURREY FUNDING CORPORATION##++(P)                                    0.19%         04/13/2010     $   1,999,546
       1,000,000    SURREY FUNDING CORPORATION##++(P)                                    0.20          04/21/2010           999,717
       2,000,000    SURREY FUNDING CORPORATION##++(P)                                    0.20          04/26/2010         1,999,378
       1,000,000    SVENSKA HANDELSBANKEN INCORPORATED##                                 0.20          04/08/2010           999,794
       1,000,000    TASMAN FUNDING INCORPORATED##++(P)                                   0.23          03/12/2010           999,924
      12,000,000    TASMAN FUNDING INCORPORATED##++(P)                                   0.20          03/17/2010        11,998,880
       1,000,000    TASMAN FUNDING INCORPORATED##++(P)                                   0.20          03/26/2010           999,854
       4,028,000    TASMAN FUNDING INCORPORATED##++(P)                                   0.24          04/14/2010         4,026,818
       5,200,000    THAMES ASSET GLOBAL SECURITIES##++(P)                                0.19          04/08/2010         5,198,957
       1,000,000    THAMES ASSET GLOBAL SECURITIZATION#1 INCORPORATED##++(P)             0.17          03/22/2010           999,895
       2,000,000    THAMES ASSET GLOBAL SECURITIZATION#1 INCORPORATED##++(P)             0.22          03/18/2010         1,999,783
       2,000,000    THAMES ASSET GLOBAL SECURITIZATION#1 INCORPORATED##++(P)             0.19          04/19/2010         1,999,483
       1,473,000    THAMES ASSET GLOBAL SECURITIZATION#1 INCORPORATED##++(P)             0.25          06/07/2010         1,471,998
       1,000,000    THAMES ASSET GLOBAL SECURITIZATION#1 INCORPORATED##++(P)             0.17          03/24/2010           999,885
       2,000,000    THAMES ASSET GLOBAL SECURITIZATION#1INCORPORATED##++(P)              0.22          03/15/2010         1,999,821
       6,000,000    TICONDEROGA FUNDING LLC##++(P)                                       0.18          03/29/2010         5,999,113
       1,000,000    TICONDEROGA FUNDING LLC##++(P)                                       0.19          04/26/2010           999,704
       5,000,000    TOTAL CAPITAL CANADA LIMITED##++                                     0.19          05/26/2010         4,997,731
       2,000,000    TOYOTA FINANCIAL SERVICES DE PUERTO RICO INCORPORATED##              0.20          03/10/2010         1,999,890
       2,000,000    TOYOTA FINANCIAL SERVICES DE PUERTO RICO INCORPORATED##              0.20          03/11/2010         1,999,878
       2,000,000    TOYOTA MOTOR CREDIT CORPORATION##                                    0.20          03/12/2010         1,999,866
       5,000,000    TOYOTA MOTOR CREDIT CORPORATION##                                    0.24          03/29/2010         4,999,028
       3,000,000    TOYOTA MOTOR CREDIT CORPORATION##                                    0.19          04/21/2010         2,999,193
       2,000,000    TOYOTA MOTOR CREDIT CORPORATION##                                    0.19          04/22/2010         1,999,451
       1,000,000    TOYOTA MOTOR CREDIT CORPORATION##                                    0.21          04/26/2010           999,673
       2,000,000    TULIP FUNDING CORPORATION##++(P)                                     0.19          04/08/2010         1,999,578
       1,000,000    TULIP FUNDING CORPORATION##++(P)                                     0.20          04/09/2010           999,783
       4,000,000    UNICREDIT DELAWARE INCORPORATED##++                                  0.19          03/03/2010         3,999,936
       5,000,000    UNICREDIT DELAWARE INCORPORATED##++                                  0.20          03/15/2010         4,999,578
       1,000,000    UNICREDITO ITALIANO BANK IRELAND##++                                 0.30          04/06/2010           999,700
       6,500,000    VERSAILLES COMMERCIAL PAPER LLC##++(P)                               0.35          03/19/2010         6,498,863
      19,000,000    VICTORY RECEIVABLES CORPORATION##++(P)                               0.13          03/04/2010        18,999,731
       1,000,000    VICTORY RECEIVABLES CORPORATION##++(P)                               0.14          03/08/2010           999,969
       5,000,000    WESTPAC SECURITIES NZ LIMITED+/-++                                   0.30          08/20/2010         5,000,000
       5,000,000    WESTPAC SECURITIES NZ LIMITED+/-++                                   0.35          11/05/2010         5,000,000
       1,000,000    WINDMILL FUNDING CORPORATION##++(P)                                  0.15          03/17/2010           999,929
       9,000,000    WINDMILL FUNDING CORPORATION##++(P)                                  0.18          04/07/2010         8,998,335
       1,000,000    YORKTOWN CAPITAL LLC##++(P)                                          0.23          04/20/2010           999,681
       4,000,000    YORKTOWN CAPITAL LLC##++(P)                                          0.20          05/17/2010         3,998,289

TOTAL COMMERCIAL PAPER (COST $826,506,953)                                                                              826,506,953
                                                                                                                      -------------
CORPORATE BONDS & NOTES: 3.08%
      15,000,000    BANK OF AMERICA CORPORATION+/-ss                                     1.08          12/02/2011        15,231,591
       2,000,000    BBVA US SENIOR SAU+/-++                                              0.30          03/12/2010         2,000,030
       3,000,000    BERKSHIRE HATHAWAY INCORPORATED+/-ss                                 0.23          02/10/2011         3,000,000
       5,000,000    CITIBANK NA+/-                                                       0.30          09/30/2010         5,000,000
      12,000,000    COMMONWEALTH BANK (AUSTRALIA)+/-++                                   0.36          06/04/2010        12,000,000
       5,000,000    COMMONWEALTH BANK (AUSTRALIA)+/-++                                   0.35          06/24/2010         5,000,000
       1,000,000    DANSKE BANK A/S                                                      1.53          04/24/2010         1,001,856
       1,948,000    GBG LLC++ss                                                          0.30          09/01/2027         1,948,000
       2,000,000    GENERAL ELECTRIC CAPITAL CORPORATION+/-ss                            1.19          12/09/2011         2,035,522
       4,940,000    LTF REAL ESTATE VRDN I LLC++ss                                       0.25          06/01/2033         4,940,000
       4,000,000    PNC FUNDING CORPORATION+/-ss                                         0.53          06/22/2011         4,017,416
       2,000,000    SANTANDER US DEBT SA UNIPERSONAL+/-++                                0.30          07/23/2010         1,997,269
         600,000    SEARIVER MARITIME INCORPORATED(i)ss                                  0.60          10/01/2011           600,000

TOTAL CORPORATE BONDS & NOTES (COST $58,771,684)                                                                          58,771,684
                                                                                                                      -------------

16  Wells Fargo Advantage Overland Express Sweep Fund
                                     Portfolio of Investments--February 28, 2010

OVERLAND EXPRESS SWEEP FUND

PRINCIPAL           SECURITY NAME                                                   INTEREST RATE    MATURITY DATE        VALUE
MEDIUM TERM NOTES: 0.73%
$      3,000,000    BNP PARIBAS+/-                                                       0.58%         03/10/2010     $   3,000,278
       2,000,000    EKSPORTFINANS ASA+/-                                                 0.70          06/11/2010         2,000,000
       6,000,000    JPMORGAN CHASE BANK+/-                                               0.29          05/07/2010         6,000,750
       3,000,000    US BANCORP+/-                                                        0.66          06/04/2010         3,003,598

TOTAL MEDIUM TERM NOTES (COST $ 14,004,626)                                                                              14,004,626
                                                                                                                      -------------
MUNICIPAL BONDS & NOTES: 7.63%
       3,145,000    ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CALIFORNIA
                      MFHR GENEVA POINTE APARTMENTS A (HOUSING REVENUE, FNMA
                      INSURED)+/-ss                                                      0.19          03/15/2037         3,145,000
       2,000,000    CALCASIEU PARISH LA INCORPORATED INDUSTRIAL DEVELOPMENT
                      BOARD ENVIRONMENTAL REVENUE CITGO PETROLEUM CORPORATION
                      (IDR, NATIXIS LOC)+/-ss                                            0.13          07/01/2026         2,000,000
       1,000,000    CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY (COLLEGE &
                      UNIVERSITY REVENUE, BANK OF AMERICA NA LOC)+/-ss                   0.18          10/01/2043         1,000,000
       2,500,000    CALIFORNIA MUNICIPAL FINANCE AUTHORITY ALLIED WASTE NORTH
                      AMERICA SERIES A (OTHER REVENUE, BANK OF AMERICA NA
                      LOC)+/-ss                                                          0.25          07/01/2024         2,500,000
       3,000,000    CALIFORNIA POLLUTION CONTROL FINANCING AUTHORITY (IDR,
                      JPMORGAN CHASE BANK LOC)+/-ss                                      0.14          11/01/2026         3,000,000
       1,300,000    CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES C 7
                      (ELECTRIC, POWER & LIGHT REVENUE, AGM INSURED)+/-ss                0.25          05/01/2022         1,300,000
       3,000,000    CALIFORNIA STATE DWR POWER SUPPLY SUBSERIES G 6 (WATER
                      REVENUE, AGM INSURED)+/-ss                                         0.16          05/01/2017         3,000,000
       1,500,000    CALIFORNIA STATEWIDE CDA PRAVILLIONS APARTMENTS SERIES M
                      (MFHR, FNMA INSURED)+/-ss                                          0.19          08/15/2034         1,500,000
       2,000,000    CAMARILLO CA MFHR HACIENDA DE CAMARILLO PROJECT (MFHR, FNMA
                      INSURED)+/-ss                                                      0.18          10/15/2026         2,000,000
       5,000,000    CENTRAL PLAINS NE ENERGY PROJECT NUMBER 2 (OTHER REVENUE,
                      ROYAL BANK OF CANADA LOC)+/-ss                                     0.19          08/01/2039         5,000,000
       3,000,000    CLARKSVILLE TN PUBLIC BUILDING AUTHORITY TENNESSEE MUNICIPAL
                      BUILDING FUND (OTHER REVENUE, BANK OF AMERICA NA LOC)+/-ss         0.16          02/01/2038         3,000,000
       2,000,000    COLORADO HOUSING & FINANCE AUTHORITY TAXABLE MULTIFAMILY
                      PROJECT B II (HOUSING REVENUE, FNMA INSURED)+/-ss                  0.22          05/01/2049         2,000,000
       9,000,000    DENVER CO CITY & COUNTY SCHOOL DISTRICT TAXABLE SERIES A
                      (LEASE REVENUE, AGM INSURED)+/-ss                                  0.31          12/15/2037         9,000,000
       1,000,000    DISTRICT OF COLUMBIA THE AMERICAN UNIVERSITY (MISCELLANEOUS
                      REVENUE, PNC BANK NA LOC)+/-ss                                     0.17          04/01/2038         1,000,000
       1,000,000    DOYLESTOWN HOSPITAL AUTHORITY SERIES B (HFFA, PNC BANK NA
                      LOC)+/-ss                                                          0.17          07/01/2037         1,000,000
       2,000,000    HOUSTON TX UTILITY SYSTEM FIRST LIEN B3 (WATER & SEWER
                      REVENUE, BANK OF AMERICA NA LOC)+/-ss                              0.19          05/15/2034         2,000,000
       2,000,000    HOUSTON TX UTILITY SYSTEM SERIES B1 (WATER REVENUE, BANK OF
                      AMERICA NA LOC)+/-ss                                               0.18          05/15/2034         2,000,000
       6,000,000    HOUSTON TX UTILITY SYSTEM SERIES B5 (WATER & SEWER REVENUE,
                      BANK OF AMERICA NA LOC)+/-ss                                       0.19          05/15/2034         6,000,000
       1,000,000    ILLINOIS FINANCE AUTHORITY PROVENA HEALTH SERIES B (HOSPITAL
                      REVENUE, JPMORGAN CHASE BANK LOC)+/-ss                             0.14          08/15/2044         1,000,000
         980,000    KING COUNTY WA HOUSING AUTHORITY SERIES A (HOUSING REVENUE,
                      FHLMC INSURED)+/-ss                                                0.20          07/01/2035          980,000
         500,000    LOS ANGELES CA BEVERLY PARK APARTMENTS SERIES A (MFHR, FHLMC
                      INSURED)+/-ss                                                      0.22          08/01/2018          500,000
         500,000    LOS ANGELES CA COMMUNITY RDA ACADEMY VILLAGE APARTMENTS
                      (HOUSING REVENUE, FHLMC INSURED)+/-ss                              0.19          10/01/2019          500,000
       1,500,000    LOS ANGELES COUNTY CA HOUSING AUTHORITY MFHR BONDS (HOUSING
                      REVENUE, FHLMC INSURED)+/-ss                                       0.28          09/01/2030         1,500,000
       2,000,000    LOUISIANA PUBLIC FACILITIES AUTHORITY (IDR, JPMORGAN CHASE
                      BANK LOC)+/-ss                                                     0.13          10/01/2033         2,000,000
       2,450,000    MASSACHUSETTS DEVELOPMENT FINANCE AGENCY BABSON COLLEGE B
                      (OTHER REVENUE, CITIBANK NA LOC)+/-ss                              0.20          10/01/2031         2,450,000
       2,000,000    METROPOLITAN GOVERNMENT NASHVILLE & DAVIDSON COUNTY TN
                      WEATHERLY RIDGE APARTMENTS (HOUSING REVENUE, US BANK NA
                      LOC)+/-ss                                                          0.22          12/01/2041         2,000,000
       6,000,000    MIDLOTHIAN INDUSTRIAL DEVELOPMENT CORPORATION (IDR, UBS AG
                      LOC)+/-ss                                                          0.17          08/01/2034         6,000,000
       6,560,000    MISSISSIPPI STATE TAXABLE NISSAN PROJECT A (OTHER REVENUE,
                      BANK OF AMERICA NA LOC)+/-ss                                       0.22          11/01/2028         6,559,718
       2,945,000    MONTGOMERY COUNTY TN PUBLIC BUILDING (OTHER REVENUE, BANK
                      OF AMERICA NA LOC)+/-ss                                            0.16          02/01/2036         2,945,000

Portfolio of Investments--February 28, 2010
                            Wells Fargo Advantage Overland Express Sweep Fund 17

OVERLAND EXPRESS SWEEP FUND

PRINCIPAL           SECURITY NAME                                                   INTEREST RATE    MATURITY DATE        VALUE
MUNICIPAL BONDS & NOTES (continued)
$      2,500,000    MONTGOMERY COUNTY TN PUBLIC BUILDING AUTHORITY POOLED
                      FINANCING LOAN POOL (OTHER REVENUE, BANK OF AMERICA NA
                      LOC)+/-ss                                                         0.16%          07/01/2038     $   2,500,000
       1,000,000    NEW JERSEY STATE TURNPIKE AUTHORITY SERIES D (TOLLS ROAD
                      REVENUE, SOCIETE GENERALE LOC)+/-ss                               0.23           01/01/2018         1,000,000
       2,000,000    NEW YORK NY CITY TRANSITIONAL FINANCING AUTHORITY CLASS A
                      (OTHER REVENUE, FGIC INSURED)+/-ss                                0.23           07/15/2036         2,000,000
       1,000,000    NEW YORK NY IDA SERIES B (IDR, BANK OF AMERICA NA LOC)+/-ss         0.14           11/01/2039         1,000,000
       1,500,000    NEW YORK STATE HOUSING FINANCE AGENCY TAXABLE 600 WEST 42ND
                      B (OTHER REVENUE, BANK OF NEW YORK LOC)+/-ss                      0.70           11/01/2041         1,500,000
         868,000    OHIO STATE HFA RESIDENTIAL MANAGEMENT TAXABLE SERIES I
                      (HOUSING REVENUE, GNMA INSURED)+/-ss                              0.23           09/01/2039           868,000
       1,000,000    PALM BEACH COUNTY FL PINE CREST PREPARATORY (PRIVATE SCHOOL
                      REVENUE, BANK OF AMERICA NA LOC)+/-ss                             0.20           06/01/2032         1,000,000
       6,000,000    PASADENA CA COP SERIES A (LEASE REVENUE, BANK OF AMERICA NA
                      LOC)+/-ss                                                         0.18           02/01/2035         6,000,000
         500,000    PORT ARTHUR TX NAVIGATION DISTRICT MOTIVA ENTERPRISES SERIES
                      C (OTHER REVENUE)+/-ss                                            0.13           12/01/2039           500,000
       1,000,000    PORT ARTHUR TX NAVY DISTRICT ENVIRONMENTAL FACILITIES MOTIVA
                      ENTERPRISES B (RESOURCE RECOVERY REVENUE)+/-ss                    0.14           12/01/2039         1,000,000
       1,000,000    RAMSEY COUNTY MN HOUSING & REDEVELOPMENT MFHR GATEWAY
                      APARTMENTS LP SERIES A (HOUSING REVENUE, LASALLE NATIONAL
                      BANK NA LOC)+/-ss                                                 0.30           10/01/2038         1,000,000
       1,000,000    RIVERSIDE CA COP (LEASE REVENUE, BANK OF AMERICA NA
                      LOC)+/-ss                                                         0.18           03/01/2037         1,000,000
       2,000,000    RIVERSIDE CA SERIES C (ELECTRIC REVENUE, BANK OF AMERICA NA
                      LOC)+/-ss                                                         0.18           10/01/2035         2,000,000
         500,000    SAN DIEGO CA HFA MFHR STRATTON APARTMENTS PROJECT SERIES A
                      (HOUSING REVENUE, FNMA INSURED)+/-ss                              0.18           01/15/2033           500,000
         500,000    SAN DIEGO CA HOUSING AUTHORITY MFHR HILLSIDE GARDEN
                      APARTMENTS SERIES B (HOUSING REVENUE, FNMA INSURED)+/-ss          0.17           01/15/2035           500,000
       3,435,000    SAN FRANCISCO CA CITY & COUNTY FINANCE CORPORATION CA
                      MOSCONE CENTER (LEASE REVENUE, BANK OF AMERICA NA
                      LOC)+/-ss                                                         0.20           04/01/2030         3,435,000
       1,000,000    SAN FRANCISCO CA CITY & COUNTY REDEVELOPMENT AGENCY
                      COMMUNITY FACILITIES DISTRICT # 4 (OTHER REVENUE, BANK OF
                      AMERICA NA LOC)+/-ss                                              0.19           08/01/2032         1,000,000
       1,800,000    SAN LEANDRO CA CARLTON PLAZA SERIES A (MFHR, FNMA
                      INSURED)+/-ss                                                     0.26           09/15/2032         1,800,000
      26,000,000    SOUTHEAST ALABAMA GAS DISTRICT ALABAMA REVENUE SUPPLY
                      PROJECT SERIES A (IDR) +/-ss                                      0.15           08/01/2027        26,000,000
       3,000,000    SWEETWATER COUNTY WY PACIFIC CORPORATION PROJECT SERIES A
                      (PCR, BARCLAYS BANK PLC LOC)+/-ss                                 0.16           07/01/2015         3,000,000
         500,000    TEXAS STATE TAXABLE PRODUCT DEVELOPMENT PROGRAM SERIES A
                      (OTHER REVENUE, NATIONAL AUSTRALIAN BANK NA LOC)+/-ss             0.23           06/01/2045           500,000
         500,000    TYLER TX HEALTH FACILITIES DEVELOPMENT CORPORATION MOTHER
                      FRANCES HOSPITAL SERIES B (HCFR, BANK OF AMERICA NA
                      LOC)+/-ss                                                         0.20           07/01/2020           500,000
       4,000,000    UMATILLA INDIAN RESERVATION OR CONFEDERATED TRIBES (OTHER
                      REVENUE, BANK OF AMERICA NA LOC)+/-ss                             0.20           12/01/2028         4,000,000
       5,000,000    VERMONT STATE STUDENT ASSISTANCE CORPORATION (STUDENT LOAN
                      REVENUE, LLOYDS TSB BANK PLC LOC)+/-ss                            0.21           12/15/2040         5,000,000
       1,000,000    WASHINGTON STATE HOUSING FINANCE COMMISSION WHISPERWOOD
                      APARTMENTS PROJECT SERIES A (MFHR, FNMA INSURED)+/-ss             0.25           05/15/2035         1,000,000

TOTAL MUNICIPAL BONDS & NOTES (COST $ 145,482,718)                                                                      145,482,718
                                                                                                                      -------------
REPURCHASE AGREEMENTS (z): 29.97%
      234,230,72    BANK OF AMERICA NA, DATED 02/26/2010, MATURITY VALUE
                      $234,233,063 (1)                                                  0.12           03/01/2010        234,230,721
       6,000,000    BANK OF AMERICA SECURITIES LLC, DATED 02/26/2010, MATURITY
                      VALUE                                                             0.24           03/01/2010         6,000,000
                    $9,000,180 (2)
       3,000,000    BARCLAYS CAPITAL INCORPORATED, DATED 02/26/2010, MATURITY
                      VALUE $3,000,060 (3)                                              0.24           03/01/2010         3,000,000

      116,000,00    BNP PARIBAS SECURITIES, DATED 02/26/2010, MATURITY VALUE
                      $116,001,160 (4)                                                  0.12           03/01/2010       116,000,000
      117,000,00    CITIGROUP GLOBAL MARKETS, DATED 02/26/2010, MATURITY VALUE
                      $117,001,170 (5)                                                  0.12           03/01/2010       117,000,000
      88,000,000    CREDIT SUISSE FIRST BOSTON CORPORATION, DATED 02/26/2010,
                      MATURITY VALUE $88,000,880 (6)                                    0.12           03/01/2010        88,000,000
       7,000,000    JPMORGAN SECURITIES, DATED 02/26/2010, MATURITY VALUE
                      $7,000,140 (7)                                                    0.24           03/01/2010         7,000,000

TOTAL REPURCHASE AGREEMENTS (COST $ 571,230,721)                                                                        571,230,721
                                                                                                                      -------------

18  Wells Fargo Advantage Overland Express Sweep Fund
                                     Portfolio of Investments--February 28, 2010

OVERLAND EXPRESS SWEEP FUND

PRINCIPAL           SECURITY NAME                                                   INTEREST RATE    MATURITY DATE       VALUE
SECURED MASTER NOTE AGREEMENT: 1.81%
$       24,212,0    BANK OF AMERICA CORPORATION+/-ss                                    0.29%          09/09/2034    $   24,212,000
        10,290,0    CITIGROUP GLOBAL MARKETS HOLDINGS DTC MMI+/-ss                      0.64           09/09/2049        10,290,000

TOTAL SECURED MASTER NOTE AGREEMENT (COST $ 34,502,000)                                                                  34,502,000
                                                                                                                      -------------
TIME DEPOSITS:     7.56%
        10,000,0    BANCO BILBAO VIZCAYA LONDON                                         0.14           03/01/2010        10,000,000
        12,000,0    BANK OF IRELAND                                                     0.35           03/01/2010        12,000,000
        7,000,00    BANK OF IRELAND                                                     0.50           03/02/2010         7,000,000
        6,000,00    BAYER HYPO-UND VEREINSBANK AG MUNICH                                0.15           03/02/2010         6,000,000
        5,000,00    BNP PARIBAS PARIS                                                   0.14           03/02/2010         5,000,000
        6,000,00    DANSKE BANK A/S COPENHAGEN                                          0.14           03/01/2010         6,000,000
        15,000,0    DANSKE BANK A/S COPENHAGEN                                          0.21           03/01/2010        15,000,000
        7,000,00    DANSKE BANK A/S COPENHAGEN                                          0.20           03/02/2010         7,000,000
        9,000,00    DEXIA BANK GRAND CAYMAN                                             0.22           03/05/2010         9,000,000
        3,000,00    FORTIS BANK NV SA                                                   0.18           03/03/2010         3,000,000
        3,000,00    FORTIS BANK NV SA                                                   0.18           03/04/2010         3,000,000
        30,000,0    KBC BANK NV BRUSSELS                                                0.16           03/01/2010        30,000,000
        10,000,0    LLOYDS TSB BANK PLC LONDON                                          0.14           03/01/2010        10,000,000
        21,000,0    SOCIETE GENERALE PARIS                                              0.16           03/01/2010        21,000,000

TOTAL TIME DEPOSITS (COST $ 144,000,000)                                                                                144,000,000
                                                                                                                      -------------
TOTAL INVESTME NTS IN SECURITIES
(COST $1,921,526,213)*                                          100.82%                                               1,921,526,213
                                                                ------                                                -------------
OTHER ASSETS AND LIABILITIES, NET                                (0.82)                                                 (15,676,680)

TOTAL NET ASSETS                                                100.00%                                              $1,905,849,533
                                                                ------                                                -------------

+/-  Variable rate investments.

ss These securities are subject to a demand feature which reduces the effective maturity.

##   Zero coupon security. Rate represents yield to maturity.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

(p)  Asset-backed commercial paper.

(i)  Illiquid security (unaudited).

(z)  Collateralized by:

     (1) U.S. government securities, 5.00%, 1/20/2040, market value including accrued interest is $241,257,643.

     (2)  U.S. government securities, 2.58% to 10.00%, 10/1/2011 to 12/1/2048, market value including accrued interest is $6,180,000.

     (3) Commercial paper, 0.00%, 4/8/2010 to 8/18/2010, market value is $3,060,000.

     (4) U.S. government securities, 5.50%, 6/1/2033 to 4/1/2039, market value including accrued interest is $119,480,000.

     (5)  U.S. government securities, 2.90% to 6.18%, 6/1/2018 to 3/1/2040, market value including accrued interest is $120,510,000.

     (6)  U.S. government securities, 3.50% to 16.00%, 9/1/2011 to 11/1/2047, market value including accrued interest is $90,640,508.

     (7)  Commercial paper, 0.03% to 0.15%, 3/2/2010 to 5/25/2010, market value including accrued interest is $7,140,026.

* Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities--February 28, 2010               Wells Fargo
                                        Advantage Overland Express Sweep Fund 19

ASSETS
   Investments
     In unaffiliated securities .............................................   $   1,350,295,492
     In repurchase agreements ...............................................         571,230,721
                                                                                -----------------
   Total investments at amortized cost ......................................       1,921,526,213
                                                                                -----------------
   Cash .....................................................................              95,522
   Receivable for investments sold ..........................................             129,000
   Receivables for interest .................................................             410,783
                                                                                -----------------
Total assets ................................................................       1,922,161,518
                                                                                -----------------

LIABILITIES
   Payable for investments purchased ........................................          15,996,983
   Dividends payable ........................................................               7,383
   Payable to investment advisor and affiliates .............................             211,510
   Accrued expenses and other liabilities ...................................              96,109
                                                                                -----------------
Total liabilities ...........................................................          16,311,985
                                                                                -----------------
TOTAL NET ASSETS ............................................................   $   1,905,849,533
                                                                                =================

NET ASSETS CONSIST OF
   Paid-in capital ..........................................................   $   1,905,847,742
   Undistributed net investment income ......................................                  85
   Accumulated net realized gain on investments .............................               1,706
                                                                                -----------------
TOTAL NET ASSETS ............................................................   $   1,905,849,533
                                                                                =================

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE1
   Net assets ...............................................................   $   1,905,849,533
   Shares outstanding .......................................................       1,905,872,655
   Net asset value and offering price per share .............................   $            1.00
                                                                                -----------------

1.The Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

 20  Wells Fargo Advantage Overland Express Sweep Fund              Statement
                            of Operations--For the Year Ended February 28, 2010

INVESTMENT INCOME

   Interest .................................................................   $       8,585,326
                                                                                -----------------
EXPENSES
   Advisory fees ............................................................           4,576,788
   Administration fees ......................................................           4,248,793
   Custody fees .............................................................             277,965
   Shareholder servicing fees ...............................................           3,934,068
   Accounting fees ..........................................................              90,702
   Distribution fees ........................................................           3,934,068
   Professional fees ........................................................              41,767
   Registration fees ........................................................              49,839
   Shareholder reports ......................................................             274,224
   Trustees' fees ...........................................................              13,373
   Temporary guarantee program fee ..........................................             301,736
   Other fees and expenses ..................................................              27,644
                                                                                -----------------
Total expenses ..............................................................          17,770,967
                                                                                -----------------

LESS
   Waived fees and/or reimbursed expenses ...................................          (9,343,345)
   Net expenses .............................................................           8,427,622
                                                                                -----------------
Net investment income .......................................................             157,704
                                                                                -----------------

Net realized gains from unaffiliated securities .............................              37,119
                                                                                -----------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ........................   $         194,823
                                                                                =================

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets                        Wells Fargo Advantage
                                                  Overland Express Sweep Fund 21

                                                                                     For the               For the
                                                                                     Year Ended           Year Ended
                                                                                 February 28, 2010    February 28, 2009
                                                                                -------------------   -----------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets .....................................................     $   1,856,336,339   $   1,411,937,302

OPERATIONS
   Net investment income ....................................................               157,704          21,142,027
   Net realized gain on investments .........................................                37,119              46,914
                                                                                -------------------   -----------------
Net increase in net assets resulting from operations ........................               194,823          21,188,941
                                                                                -------------------   -----------------

DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income ....................................................              (157,618)        (21,142,028)
   Net realized gains .......................................................               (82,327)             (6,732)
                                                                                -------------------   -----------------
Total distributions to shareholders .........................................              (239,945)        (21,148,760)
                                                                                -------------------   -----------------

CAPITAL SHARES TRANSACTIONS
   Proceeds from shares sold ................................................        12,418,886,655      10,228,991,235
   Reinvestment of distributions ............................................                95,158           8,270,524
   Cost of shares redeemed ..................................................       (12,369,423,497)     (9,792,902,903)
                                                                                -------------------   -----------------
Net increase in net assets resulting from capital share
 transactions - Total .......................................................            49,558,316         444,358,856
                                                                                -------------------   -----------------
NET INCREASE IN NET ASSETS ..................................................            49,513,194         444,399,037
                                                                                ===================   =================
ENDING NET ASSETS ...........................................................     $   1,905,849,533   $   1,856,336,339

ENDING BALANCE OF UNDISTRIBUTED/OVERDISTRIBUTED NET INVESTMENT INCOME .......     $              85   $              (1)
                                                                                ===================   =================
SHARES ISSUED AND REDEEMED
   Shares sold ..............................................................        12,418,886,655      10,228,991,235
   Shares issued in reinvestment of distributions ...........................                95,158           8,270,524
   Shares redeemed ..........................................................       (12,369,423,497)     (9,792,902,903)
                                                                                -------------------   -----------------
NET INCREASE IN SHARES OUTSTANDING RESULTING FROM CAPITAL
 SHARE TRANSACTIONS .........................................................            49,558,316         444,358,856
                                                                                ===================   =================

The accompanying notes are an integral part of these financial statements.

22  Wells Fargo Advantage Overland Express Sweep Fund       Financial Highlights

                                             Beginning                  Net Realized   Distributions
                                             Net Asset     Net         and Unrealized    from Net
                                             Value Per  Investment      Gain (Loss)      Investment
                                               Share      Income       on Investments      Income
                                             ---------  ----------     --------------  -------------
March 1, 2009 to February 28, 2010 .....     $    1.00        0.00(3)            0.00          0.00(3)
March 1, 2008 to February 28, 2009 .....     $    1.00        0.01               0.00         (0.01)
March 1, 2007 to February 29, 2008 .....     $    1.00        0.04               0.00         (0.04)
March 1, 2006 to February 28, 2007 .....     $    1.00        0.04               0.00         (0.04)
April 1, 2005 to February 28, 2006(2) ..     $    1.00        0.02               0.00         (0.02)
April 1, 2004 to March 31, 2005 ........     $    1.00        0.01               0.00         (0.01)

----------
1. Total return calculations would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods of less than one year are not annualized.

2.    The Fund changed its fiscal year-end from March 31 to February 28.

3.    Amount calculated is less than $0.005.

The accompanying notes are an integral part of these financial statements.

Financial Highlights        Wells Fargo Advantage Overland Express Sweep Fund 23

                  Ending
Distributions    Net Asset      Ratio to Average Net Assets (Annualized)        Net Assets at
   from Net      Value Per   Net Investment     Gross     Net        Total      End of Period
Realized Gains     Share         Income       Expenses  Expenses   Return(1)   (000's omitted)
--------------   ---------   --------------   --------  --------   ---------   ---------------
   0.00(3)        $ 1.00          0.01%         1.13%     0.54%      0.01%      $  1,905,850
   0.00(3)        $ 1.00          1.35%         1.11%     1.09%      1.44%      $  1,856,336
   0.00           $ 1.00          4.09%         1.10%     1.08%      4.18%      $  1,411,937
   0.00           $ 1.00          4.04%         1.09%     1.08%      4.21%      $  1,052,976
   0.00           $ 1.00          2.62%         1.08%     1.08%      2.40%      $  4,962,681
   0.00           $ 1.00          0.72%         1.17%     1.07%      0.72%      $  4,232,638

24  Wells Fargo Advantage Overland Express Sweep Fund         Notes to Financial
                                                                      Statements

1. ORGANIZATION

Wells Fargo Funds Trust (the "Trust") is an open-end investment management company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). These financial statements report on the Wells Fargo Advantage Overland Express Sweep Fund (the "Fund"). The Fund is a diversified series of the Trust, a Delaware statutory trust organized on November 8, 1999.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. Generally Accepted Accounting Principles ("GAAP") which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Management has considered the circumstances under which the Fund should recognize or make disclosures regarding events or transactions occurring subsequent to the balance sheet date through the date the financial statements are issued. Adjustments or additional disclosures, if any, have been included in these financial statements.

SECURITIES VALUATION

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

REPURCHASE AGREEMENTS

The Fund may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Funds Management, LLC. The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian's responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to a Fund in the event that such Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which a Fund seeks to assert its rights.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

DISTRIBUTIONS TO SHAREHOLDERS

Net investment income, if any, is declared daily and distributed to shareholders monthly. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually.

Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from GAAP. The timing and character of distributions made during the period from net investment income or net realized gains may also differ from their ultimate characterization for federal income tax purposes. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. Temporary differences do not require reclassifications. At February 28, 2010, the Fund had no permanent book-to-tax differences.

Notes to Financial Statements                     Wells Fargo Advantage Overland
                                                           Express Sweep Fund 25

FEDERAL AND OTHER TAXES

The Fund is treated as a separate entity for federal income tax purposes. It is the policy of the Fund to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund's income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund's investments. These inputs are summarized into three broad levels as follows:

-     Level 1 - quoted prices in active markets for identical investments

- Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

- Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in these securities.

At February 28, 2010, all of the Fund's investments in securities carried at fair value were designated as Level 2 inputs. Further details on the major security types can be found in the Portfolio of Investments.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

ADVISORY FEES

The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC ("Funds Management"). The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-adviser, who is responsible for day-to-day portfolio management.

Pursuant to the contract, Funds Management is paid an annual advisory fee starting at 0.30% and declining to 0.25% as the average daily net assets of the Fund increase. For the year ended February 28, 2010, the advisory fee was equivalent to an annual rate of 0.29% of the Fund's average daily net assets.

Funds Management may retain the services of certain investment sub-advisers to provide daily portfolio management. The fees related to sub-advisory services are borne directly by the adviser and do not increase the overall fees paid by a Fund to the adviser.

Wells Capital Management Incorporated, an affiliate of Funds Management and indirect wholly owned subsidiary of Wells Fargo & Company, is the sub-adviser to the Fund.

ADMINISTRATION AND TRANSFER AGENT FEES

The Trust has entered into an Administration Agreement with Funds Management. Under this Agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fee starting at 0.27% and declining to 0.25% as the average daily net assets of the Fund increases. For the year ended February 28, 2010, the administration fee was equivalent to an annual rate of 0.27% of the Fund's average daily net assets.

Funds Management has contractually waived and/or reimbursed advisory and administration fees during the year ended February 28, 2010, to the extent necessary to maintain certain net operating expense ratios for the Fund.

26  Wells Fargo Advantage Overland Express Sweep Fund         Notes to Financial
                                                                      Statements

CUSTODY AND FUND ACCOUNTING FEES

State Street Bank and Trust Company ("State Street") provides custody and fund accounting services to the Fund. For providing custody services, State Street is entitled to an annual asset-based fee for domestic and global custody services for the Fund. For providing fund accounting services to the Fund, State Street is entitled to receive annual asset-based fees and is reimbursed for out-of-pocket expenses incurred for providing these services.

Prior to January 11, 2010 Wells Fargo Bank, N.A. was responsible for providing custody services to the Fund and was entitled to a monthly fee for custody services at an annual rate of 0.02% of the average daily net assets of the Fund. PNC Global Investment Servicing ("PNC") served as fund accountant for the Trust prior to January 11, 2010 and received an annual asset-based fee and an annual fixed fee from the Fund. PNC was also reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.

DISTRIBUTION FEES

The Trust has adopted a Distribution Plan (the "Plan") for the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to the Fund and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter of the Fund, at an annual rate of up to 0.25% of its average daily net assets.

SHAREHOLDER SERVICING FEES

The Trust has entered into contracts with one or more shareholder servicing agents, whereby the Fund is charged a fee at an annual rate of 0.25%, of its average daily net assets.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo & Company.

5. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the years ended February 28, 2010 and February 28, 2009, were as follows:

                           Long-Term
     Ordinary Income      Capital Gain
------------------------  ------------
   2010          2009     2010   2009
$ 239,926   $ 21,148,760  $ 19   $ 0

As of February 28, 2010 the components of distributable earnings on a tax basis are shown on the table below. The difference between book basis and tax basis appreciation is attributable primarily to the tax deferral of losses on wash sales.

 Undistributed             Undistributed
Ordinary Income           Long-Term Gain
---------------           --------------
   $ 9,165                     $ 9

6. INDEMNIFICATION

Under the Trust's organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated.

7. TEMPORARY GUARANTEE PROGRAM FOR MONEY MARKET FUNDS

During the year ended February 28, 2010, the Fund participated in the U.S. Department of the Treasury's Temporary Guaranty Program for Money Market Funds (the "Program") which expired on September 18, 2009. The Program guaranteed the net asset value of certain shares of money market funds as of September 19, 2008. The Program applied only to shareholders of record of the Fund on September 19, 2008. Under the Program, if the Fund's market value per share fell below $0.995 on any day while the Program was in effect, the shareholders of record on that date who also held shares in the Fund on September 19, 2008 were eligible to receive a payment from the Treasury upon liquidation of the Fund.

Notes to Financial Statements                     Wells Fargo Advantage Overland
                                                           Express Sweep Fund 27

The number of shares of each record holder covered by the Program was the lesser of (a) the number of shares owned by the record holder on September 19, 2008 or
(b) the number of shares owned by the record holder in the same account on the date the Program guarantee is triggered.

The Fund paid a fee to the U.S. Department of Treasury to participate in the Program based on the number of shares outstanding as of September 19, 2008. The annual fee was 0.015% if the Fund's market value per share was greater than or equal to $0.9975 and 0.023% if the Fund's market value per share was less than $0.9975 but greater than or equal to $0.995. Prior to May 1, 2009, the annual fee was 0.015% if the Fund's market value per share was greater than or equal to $0.9975 and 0.022% if the Fund's market value per share was less than $0.9975 but greater than or equal to $0.995. During the year ended February 28, 2010, the Fund paid a fee in the amount of $301,736 to participate in the Program, which represents 0.02% of its average daily net assets.

8. NEW ACCOUNTING PRONOUNCEMENT

In January 2010, the Financial Accounting Standards Board ("FASB") issued an Accounting Standards Update on "IMPROVING DISCLOSURES ABOUT FAIR VALUE MEASUREMENTS" which will require reporting entities to make new disclosures about the amount and reasons for significant transfers into and out of Level 1 and Level 2 fair value measurements, the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements and information on purchases, sales, issuances, and settlements on a gross basis in the reconciliation of Level 3 fair value measurements. Except for the detailed Level 3 roll forward disclosures, the disclosures are effective for annual and interim reporting periods beginning after December 15, 2009. The new disclosures about purchases, sales, issuances, and settlements in the roll forward activity for Level 3 fair value measurements are effective for interim and annual reporting periods beginning after December 15, 2010. Management of the Fund is currently evaluating the implications of this Accounting Standards Update and any impacts on the financial statements.

9. REORGANIZATION

At a meeting of the Board of Trustees of the Fund held on January 11, 2010, the Trustees approved a Plan of Reorganization (the "Plan"). Under the Plan, Wells Fargo Advantage Money Market Fund will acquire the assets and assume the liabilities of the Fund in exchange for shares of Wells Fargo Advantage Money Market Fund. Shareholder approval of this reorganization is not required under applicable SEC rules and will not be sought. It is anticipated that the reorganization will take place in July 2010.

28  Wells Fargo Advantage Overland Express Sweep Fund      Report of Independent
                                               Registered Public Accounting Firm

BOARD OF TRUSTEES AND SHAREHOLDERS OF WELLS FARGO FUNDS TRUST:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Wells Fargo Advantage Overland Express Sweep Fund, one of the Funds constituting the Wells Fargo Funds Trust (the "Fund"), as of February 28, 2010, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two year period then ended, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 2010, by correspondence with custodian and brokers, or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Wells Fargo Advantage Overland Express Sweep Fund of Wells Fargo Funds Trust as of February 28, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two year period then ended, and the financial highlights for the periods presented, in conformity with U.S. generally accepted accounting principles.

                                                                 (KPMG LLP LOGO)
Boston, Massachusetts
April 27, 2010

Other Information (Unaudited)                     Wells Fargo Advantage Overland
                                                           Express Sweep Fund 29

PROXY VOTING INFORMATION

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS, or visiting the SEC Web site at WWW.SEC.GOV. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Funds' Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS or by visiting the SEC Web site at WWW.SEC.GOV.

TAX INFORMATION

Pursuant to Section 852(b)(3) of the Code, the Fund designates $19 as a long-term capital gain distribution for the year ended February 28, 2010.

Pursuant to Section 871(k)(1)(C) of the Code, the Fund designates $198,590 as interest-related dividends for the year ended February 28, 2010.

Pursuant to Section 871(k)(2)(C) of the Code, the Fund designates $82,308 as short-term capital gain dividends for the year ended February 28, 2010.

30  Wells Fargo Advantage Overland Express Sweep Fund          Other Information
                                                                     (Unaudited)

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for each Fund, except money market funds, are publicly available on the Funds' Web site (WWW.WELLSFARGO.COM/ADVANTAGEFUNDS) on a monthly, 30-day or more delayed basis, and for money market funds, on a monthly, seven-day delayed basis. In addition, top ten holdings information for each Fund is publicly available on the Funds' Web site on a monthly, seven-day or more delayed basis. Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at WWW.SEC.GOV. In addition, each Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite
900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

BOARD OF TRUSTEES

The following table provides basic information about the Board of Trustees (the "Trustees") of the Wells Fargo Funds Trust (the "Trust") and Officers of the Trust. This table should be read in conjunction with the Prospectus and the Statement of Additional Information1 of each Fund. Each of the Trustees and Officers listed below acts in identical capacities for each of the 133 funds comprising the Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (collectively the "Fund Complex"), except that the person occupying the office of Treasurer varies for specified Funds. All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

INDEPENDENT TRUSTEES

                     Position Held and
Name and Age         Length of Service2     Principal Occupations During Past Five Years                 Other Directorships
------------------   --------------------   ----------------------------------------------------------   -------------------
Peter G. Gordon      Trustee, since 1998;   Co-Founder, Chairman, President and CEO of Crystal Geyser.   None
67                   (Lead Trustee since    Chairman, since 2005 Water Company.
                     2001)

Isaiah Harris, Jr.   Advisory Board         Retired. Prior thereto, President and CEO of BellSouth       CIGNA Corporation;
57                   Trustee, since 2008    Advertising and Publishing Corp from 2005 to                 Deluxe Corporation
                                            2007, President and CEO of BellSouth Enterprises
                                            from 2004 to 2005 and President of BellSouth
                                            Consumer Services from 2000 to 2003. Currently a
                                            member of the Iowa State University Foundation
                                            Board of Governors and a member of the Advisory
                                            Board of Iowa State University School of
                                            Business.


Judith M. Johnson    Trustee, since 2008    Retired. Prior thereto, Chief Executive Officer and Chief    None
60                                          Investment Officer of Minneapolis Employees Retirement
                                            Fund from 1996 to 2008. Ms. Johnson is a certified
                                            public accountant and a certified managerial
                                            accountant.



David F. Larcker     Advisory Board         James Irvin Miller Professor of Accounting at the Graduate   None
59                   Trustee, since 2008    School of Business, Stanford University, Director of
                                            Corporate Governance Research Program and Co-Director
                                            of The Rock Center for Corporate Governance since
                                            2006. From 2005 to 2008, Professor of Accounting at
                                            the Graduate School of Business, Stanford University.
                                            Prior thereto, Ernst & Young Professor of Accounting
                                            at The Wharton School, University of Pennsylvania from
                                            1985 to 2005.

Other Information (Unaudited)                     Wells Fargo Advantage Overland
                                                           Express Sweep Fund 31

                     Position Held and
Name and Age         Length of Service2     Principal Occupations During Past Five Years                 Other Directorships
------------------   --------------------   ----------------------------------------------------------   -------------------
Olivia S. Mitchell   Trustee, since 2006    Professor of Insurance and Risk Management, Wharton School,   None
57                                          University of Pennsylvania. Director of the Boettner
                                            Center on Pensions and Retirement Research. Research
                                            associate and board member, Penn Aging Research
                                            Center. Research associate, National Bureau of
                                            Economic Research.

Timothy J. Penny     Trustee, since 1996    President and CEO of Southern Minnesota Initiative            None
58                                          Foundation, a non-profit organization, since 2007 and
                                            Senior Fellow at the Humphrey Institute Policy Forum
                                            at the University of Minnesota since 1995. Member of
                                            the Board of Trustees of NorthStar Education Finance,
                                            Inc., a non-profit organization, since 2007.

Donald C. Willeke    Trustee, since 1996    Principal of the law firm of Willeke & Daniels. General       None
69                                          Counsel of the Minneapolis Employees Retirement Fund from
                                            1984 to present.

OFFICERS

                     Position Held and
Name and Age         Length of Service2     Principal Occupations During Past Five Years                 Other Directorships
------------------   --------------------   ----------------------------------------------------------   -------------------
Karla M. Rabusch     President, since       Executive Vice President of Wells Fargo Bank, N.A. and       None
50                   2003                   President of Wells Fargo Funds Management, LLC since
                                            2003. Senior Vice President and Chief Administrative
                                            Officer of Wells Fargo Funds Management, LLC from 2001
                                            to 2003.

C. David Messman     Secretary, since       Senior Vice President and Secretary of Wells Fargo Funds     None
49                   2000; Chief Legal      Management, LLC since 2001. Vice President and
                     Counsel, since 2003    Managing Senior Counsel of Wells Fargo Bank, N.A.
                                            since 1996.

Kasey Phillips3      Treasurer, since       Senior Vice President of Evergreen Investment Management     None
39                   2009                   Company, LLC since 2006 and currently the Treasurer of
                                            the Evergreen Funds since 2005. Vice President and
                                            Assistant Vice President of Evergreen Investment
                                            Services, Inc. from 1999 to 2006.



David Berardi4       Assistant Treasurer,   Vice President of Evergreen Investment Management Company,   None
34                   since 2009             LLC since 2008. Assistant Vice President of Evergreen
                                            Investment Services, Inc. from 2004 to 2008. Manager
                                            of Fund Reporting and Control for Evergreen Investment
                                            Management Company, LLC since 2004.



Jeremy DePalma4      Assistant Treasurer,   Senior Vice President of Evergreen Investment Management     None
36                   since 2009             Company, LLC since 2008. Vice President, Evergreen
                                            Investment Services, Inc. from 2004 to 2007. Assistant
                                            Vice President, Evergreen Investment Services, Inc. from
                                            2000 to 2004and the head of the Fund Reporting and Control
                                            Team within Fund Administration since 2005.

Debra Ann Early      Chief Compliance       Chief Compliance Officer of Wells Fargo Funds Management,    None
45                   Officer,               LLC since 2007. Chief Compliance Officer of Parnassus
                     since 2007             Investments from 2005 to 2007. Chief Financial Officer
                                            of Parnassus Investments from 2004 to 2007 and Senior
                                            Audit Manager of PricewaterhouseCoopers LLP from 1998
                                            to 2004.

-------

1. The Statement of Additional Information includes additional information about the Funds' Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Funds' Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

2. Length of service dates reflects a Trustee's commencement of service with the Trust's predecessor entities.

3.    Effective November 1, 2009.

4. Treasurer during the period from June 1, 2009 to October 31, 2009. Assistant Treasurer effective November 1, 2009.

32  Wells Fargo Advantage Overland Express Sweep Fund      List of Abbreviations

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG      -- Association of Bay Area Governments
ADR       -- American Depositary Receipt
AMBAC     -- American Municipal Bond Assurance Corporation
AMT       -- Alternative Minimum Tax
ARM       -- Adjustable Rate Mortgages
BART      -- Bay Area Rapid Transit
CDA       -- Community Development Authority
CDO       -- Collateralized Debt Obligation
CDSC      -- Contingent Deferred Sales Charge
CGIC      -- Capital Guaranty Insurance Company
CGY       -- Capital Guaranty Corporation
CIFG      -- CDC (Caisse des Depots et Consignations) IXIS Financial Guarantee
COP       -- Certificate of Participation
CP        -- Commercial Paper
CTF       -- Common Trust Fund
DW&P      -- Department of Water & Power
DWR       -- Department of Water Resources
ECFA      -- Educational & Cultural Facilities Authority
EDFA      -- Economic Development Finance Authority
ETET      -- Eagle Tax-Exempt Trust
ETF       -- Exchange-Traded Fund
FFCB      -- Federal Farm Credit Bank
FGIC      -- Financial Guaranty Insurance Corporation
FHA       -- Federal Housing Authority
FHAG      -- Federal Housing Agency
FHLB      -- Federal Home Loan Bank
FHLMC     -- Federal Home Loan Mortgage Corporation
FNMA      -- Federal National Mortgage Association
FSA       -- Farm Service Agency
GDR       -- Global Depositary Receipt
GNMA      -- Government National Mortgage Association
GO        -- General Obligation
HCFR      -- Healthcare Facilities Revenue
HEFA      -- Health & Educational Facilities Authority
HEFAR     -- Higher Education Facilities Authority Revenue
HFA       -- Housing Finance Authority
HFFA      -- Health Facilities Financing Authority
HUD       -- Housing & Urban Development
IDA       -- Industrial Development Authority
IDAG      -- Industrial Development Agency
IDR       -- Industrial Development Revenue
LIBOR     -- London Interbank Offered Rate
LLC       -- Limited Liability Company
LOC       -- Letter of Credit
LP        -- Limited Partnership
MBIA      -- Municipal Bond Insurance Association
MFHR      -- Multi-Family Housing Revenue
MFMR      -- Multi-Family Mortgage Revenue
MMD       -- Municipal Market Data
MTN       -- Medium Term Note
MUD       -- Municipal Utility District
NATL-RE   -- National Public Finance Guarantee Corporation
PCFA      -- Pollution Control Finance Authority
PCR       -- Pollution Control Revenue
PFA       -- Public Finance Authority
PFFA      -- Public Facilities Financing Authority
plc       -- Public Limited Company
PSFG      -- Public School Fund Guaranty
R&D       -- Research & Development
RDA       -- Redevelopment Authority
RDFA      -- Redevelopment Finance Authority
REITS     -- Real Estate Investment Trusts
SFHR      -- Single Family Housing Revenue
SFMR      -- Single Family Mortgage Revenue
SLMA      -- Student Loan Marketing Association
SPDR      -- Standard & Poor's Depositary Receipts
STIT      -- Short-Term Investment Trust
TBA       -- To Be Announced
TRAN      -- Tax Revenue Anticipation Notes
USD       -- Unified School District
XLCA      -- XL Capital Assurance

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More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, e-mail, visit the Funds' Web site, or call:

WELLS FARGO ADVANTAGE FUNDS
P.O. Box 8266
Boston, MA 02266-8266
E-mail: wfaf@wellsfargo.com

Web site: www.wellsfargo.com/advantagefunds
Individual Investors: 1- 800-222-8222
Retail Investment Professionals: 1- 888-877-9275
Institutional Investment Professionals: 1- 866-765-0778


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF WELLS FARGO ADVANTAGE FUNDS. IF THIS REPORT IS USED FOR PROMOTIONAL PURPOSES, DISTRIBUTION OF THE REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS. FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION, INCLUDING CHARGES AND EXPENSES, CALL 1-800-222-8222 OR VISIT THE FUNDS' WEB SITE AT WWW.WELLSFARGO.COM/ADVANTAGEFUNDS. PLEASE CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. THIS AND OTHER INFORMATION ABOUT WELLS FARGO ADVANTAGE FUNDS CAN BE FOUND IN THE CURRENT PROSPECTUS. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

"Dow Jones" and "Dow Jones Target Date Indexes" are service marks of Dow Jones & Company, Inc., and have been licensed for use for certain purposes by Global Index Advisors, Inc., and Wells Fargo Funds Management, LLC. The Dow Jones Target Date Indexes are based in part on the Barclays Capital Bond Indexes, which are published by Barclays Capital Inc. The Wells Fargo Advantage Dow Jones Target Date Funds, based on the Dow Jones Target Date Indexes, are not sponsored, endorsed, sold or promoted by Dow Jones or Barclays Capital, and neither Dow Jones nor Barclays Capital makes any representation regarding the advisability of investing in such product(s) and/or about the quality, accuracy and/or completeness of the Dow Jones Target Date Indexes or the Barclays Capital Bond Indexes. IN NO EVENT SHALL DOW JONES, BARCLAYS CAPITAL OR ANY OF THEIR LICENSORS HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for WELLS FARGO ADVANTAGE FUNDS. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by WELLS FARGO FUNDS DISTRIBUTOR, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED -NO BANK GUARANTEE -MAY LOSE VALUE                       (LOGO)
                                                       Printed on Recycled paper

(C) 2010 Wells Fargo Funds Management, LLC. All rights reserved.   www.wellsfargo.com/advantagefunds           121482 04-10
                                                                                                          AOEXS/AR011 02-10

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February 28, 2010

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

- WELLS FARGO ADVANTAGE CALIFORNIA MUNICIPAL MONEY MARKET TRUST (FORMERLY NAMED WELLS FARGO ADVANTAGE CALIFORNIA TAX-FREE MONEY MARKET TRUST)

-    WELLS FARGO ADVANTAGE MONEY MARKET TRUST

-    WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET TRUST

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Contents

LETTER TO SHAREHOLDERS ....................................................    2
MONEY MARKET OVERVIEW .....................................................    4
PERFORMANCE HIGHLIGHTS
California Municipal Money Market Trust ...................................    8
Money Market Trust ........................................................   10
National Tax-Free Money Market Trust ......................................   12
FUND EXPENSES .............................................................   14
PORTFOLIO OF INVESTMENTS
California Municipal Money Market Trust ...................................   15
Money Market Trust ........................................................   20
National Tax-Free Money Market Trust ......................................   30
FINANCIAL STATEMENTS
Statements of Assets and Liabilities ......................................   36
Statements of Operations ..................................................   37
Statements of Changes in Net Assets .......................................   38
Financial Highlights ......................................................   40
NOTES TO FINANCIAL STATEMENTS .............................................   42
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ...................   47
OTHER INFORMATION .........................................................   48
LIST OF ABBREVIATIONS .....................................................   51

The views expressed are as of February 28, 2010, and are those of the Fund managers. Any reference to a specific security in this report is not a recommendation to purchase or sell any specific security or adopt any investment strategy. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the WELLS FARGO ADVANTAGE MONEY MARKET FUNDS.

              NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

(GRAPHIC)

WELLS FARGO INVESTMENT HISTORY

1971 INTRODUCED ONE OF THE FIRST INSTITUTIONAL INDEX FUNDS.

1978 ONE OF THE FIRST FIRMS TO APPLY ASSET ALLOCATION THEORY TO INVESTMENT
     PORTFOLIO MANAGEMENT.

1985 ONE OF THE FIRST FIRMS TO CREATE A THREE-WAY ASSET ALLOCATION FUND THAT
     "TILTS" INVESTMENTS TOWARD PORTIONS OF THE MARKET THAT OUR PROPRIETARY MODELS INDICATE WILL PERFORM BETTER.

1994 INTRODUCED TARGET DATE FUNDS THAT AUTOMATICALLY REALLOCATE THE ASSET MIX
     OVER SPECIFIC TIME HORIZONS.

1997 WELLS FARGO LAUNCHED THE WEALTHBUILDER PORTFOLIOS, A UNIQUE "FUND OF FUNDS"
     THAT USES FLEXIBLE ASSET ALLOCATION STRATEGIES TO SHIFT ASSETS.

1999 REORGANIZED THE NORWEST ADVANTAGE FUNDS(R) AND STAGECOACH FUNDS(R) INTO THE
     WELLS FARGO FUNDS(R).

2003 EXPANDED FIXED-INCOME, SMALL CAP, AND EMERGING MARKETS LINEUP FROM
     MONTGOMERY ASSET MANAGEMENT, LLC.

2004 ADDED ADDITIONAL LARGE CAP AND MID CAP FUNDS TO THE LINEUP BY ADOPTING THE
     COOKE & BIELER VALUE FUNDS.

2005 WELLS FARGO FUNDS MERGED WITH STRONG FUNDS TO BECOME WELLS FARGO ADVANTAGE
     FUNDS, FORMING A FUND FAMILY OF MORE THAN 100 FUNDS AND PLACING IT AMONG THE TOP 20 MUTUAL FUND FAMILIES IN THE UNITED STATES.

2006 ENHANCED AND RENAMED THE WELLS FARGO ADVANTAGE OUTLOOK FUNDS(SM) TO THE
     WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS(SM), WHICH SEEK TO REPLICATE RETURNS OF THE APPROPRIATE DOW JONES TARGET DATE INDEXES, THE FIRST LIFE CYCLE INDEXES IN THE INVESTMENT INDUSTRY.

WELLS FARGO ADVANTAGE FUNDS(R)

WELLS FARGO ADVANTAGE FUNDS skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of our investors is backed by our unique combination of qualifications.

STRENGTH

Our organization is built on the standards of integrity and service established by our parent company--Wells Fargo & Company--more than 150 years ago. Our diverse family of mutual funds covers a broad spectrum of investment styles and asset classes. And, because we're part of a widely diversified financial enterprise, we offer the scale and resources to help investors succeed, providing access to complementary solutions such as separately managed accounts, college investing plans, and retirement plans.

EXPERTISE

Our approach to investing is guided by the belief that agile, independent investment teams--each with its own distinct strengths and disciplines--provide a superior level of insight and expertise. Each team is free to concentrate on managing money through well-defined philosophies and processes that have proven to be consistent and repeatable over time.

PARTNERSHIP

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

FOR 529 PLANS, AN INVESTOR'S OR A DESIGNATED BENEFICIARY'S HOME STATE MAY OFFER STATE TAX OR OTHER BENEFITS THAT ARE ONLY AVAILABLE FOR INVESTMENTS IN THAT STATE'S QUALIFIED TUITION PROGRAM. PLEASE CONSIDER THIS BEFORE INVESTING.

CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES BEFORE INVESTING. FOR A CURRENT PROSPECTUS FOR WELLS FARGO ADVANTAGE FUNDS OR A CURRENT PROGRAM DESCRIPTION FOR CERTAIN 529 COLLEGE SAVINGS PLANS, CONTAINING THIS AND OTHER INFORMATION, VISIT www.wellsfargo.com/advantagefunds. READ IT CAREFULLY BEFORE INVESTING.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for WELLS FARGO ADVANTAGE FUNDS, Wells Fargo Managed Account Services, and certain 529 college savings plans. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds and shares in the 529 plans are distributed by WELLS FARGO FUNDS DISTRIBUTOR, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

              NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

NOT PART OF THE ANNUAL REPORT.

WELLS FARGO ADVANTAGE FUNDS OFFERS MORE THAN 100 MUTUAL FUNDS ACROSS A WIDE RANGE OF ASSET CLASSES, REPRESENTING OVER $170 BILLION IN ASSETS UNDER MANAGEMENT, AS OF FEBRUARY 28, 2010.

EQUITY FUNDS
Asia Pacific Fund
C&B Large Cap Value Fund
C&B Mid Cap Value Fund
Capital Growth Fund
Common Stock Fund
Discovery Fund+
Diversified Equity Fund
Diversified International Fund
Diversified Small Cap Fund
Emerging Growth Fund
Emerging Markets Equity Fund
Endeavor Select Fund+
Enterprise Fund+
Equity Income Fund
Equity Value Fund
Growth Fund
Growth Equity Fund
Index Fund
International Core Fund
International Value Fund
Large Cap Appreciation Fund
Large Cap Growth Fund
Large Company Core Fund
Large Company Growth Fund
Large Company Value Fund
Mid Cap Disciplined Fund
Mid Cap Growth Fund
Opportunity Fund+
Small Cap Disciplined Fund
Small Cap Growth Fund
Small Cap Opportunities Fund
Small Cap Value Fund
Small Company Growth Fund
Small Company Value Fund
Small/Mid Cap Value Fund
Social Sustainability Fund+
Specialized Financial Services Fund
Specialized Technology Fund
U.S. Value Fund

BOND FUNDS
California Limited-Term Tax-Free Fund
California Tax-Free Fund
Colorado Tax-Free Fund
Diversified Bond Fund
Government Securities Fund(1)
High Income Fund
Income Plus Fund
Inflation-Protected Bond Fund
Intermediate Tax/AMT-Free Fund
Minnesota Tax-Free Fund
Municipal Bond Fund
Short Duration Government Bond Fund(1)
Short-Term Bond Fund
Short-Term High Yield Bond Fund
Short-Term Municipal Bond Fund
Stable Income Fund
Strategic Income Fund
Total Return Bond Fund
Ultra Short-Term Income Fund
Ultra Short-Term Municipal Income Fund
Wisconsin Tax-Free Fund

ASSET ALLOCATION FUNDS
Aggressive Allocation Fund
Conservative Allocation Fund
Growth Balanced Fund
Index Asset Allocation Fund
Moderate Balanced Fund
WealthBuilder Conservative Allocation Portfolio+
WealthBuilder Equity Portfolio+
WealthBuilder Growth Allocation Portfolio+
WealthBuilder Growth Balanced Portfolio+
WealthBuilder Moderate Balanced Portfolio+
WealthBuilder Tactical Equity Portfolio+
Target Today Fund(2)+
Target 2010 Fund(2)+
Target 2015 Fund(2)+
Target 2020 Fund(2)+
Target 2025 Fund(2)+
Target 2030 Fund(2)+
Target 2035 Fund(2)+
Target 2040 Fund(2)+
Target 2045 Fund(2)+
Target 2050 Fund(2)+

MONEY MARKET FUNDS
100% Treasury Money Market Fund(1)
California Municipal Money Market Fund
California Municipal Money Market Trust
Cash Investment Money Market Fund
Government Money Market Fund(1)
Heritage Money Market Fund+
Minnesota Money Market Fund
Money Market Fund
Money Market Trust
Municipal Money Market Fund
National Tax-Free Money Market Fund
National Tax-Free Money Market Trust
Overland Express Sweep Fund+
Prime Investment Money Market Fund
Treasury Plus Money Market Fund(1)

VARIABLE TRUST FUNDS(3)
VT Asset Allocation Fund
VT C&B Large Cap Value Fund
VT Discovery Fund+
VT Equity Income Fund
VT International Core Fund
VT Large Company Core Fund
VT Large Company Growth Fund
VT Money Market Fund
VT Opportunity Fund+
VT Small Cap Growth Fund
VT Small/Mid Cap Value Fund
VT Total Return Bond Fund

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE WELLS FARGO ADVANTAGE MONEY MARKET FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY MARKET FUND.

(1.) The U.S. government guarantee applies to certain of the underlying securities and NOT to shares of the Fund.

(2.) The full name of this Fund series is the WELLS FARGO ADVANTAGE DOW JONES
     TARGET DATE FUNDS(SM).

(3.) The Variable Trust Funds are generally available only through insurance company variable contracts.

+ In this report, the WELLS FARGO ADVANTAGE DISCOVERY FUND(SM), WELLS FARGO ADVANTAGE ENDEAVOR SELECT FUND(SM), WELLS FARGO ADVANTAGE ENTERPRISE FUND(SM), WELLS FARGO ADVANTAGE OPPORTUNITY FUND(SM), WELLS FARGO ADVANTAGE SOCIAL SUSTAINABILITY FUND(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER CONSERVATIVE ALLOCATION PORTFOLIO(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER EQUITY PORTFOLIO(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER GROWTH ALLOCATION PORTFOLIO(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER GROWTH BALANCED PORTFOLIO(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER MODERATE BALANCED PORTFOLIO(SM), WELLS FARGO ADVANTAGE WEALTHBUILDER TACTICAL EQUITY PORTFOLIO(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET TODAY FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2010 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2015 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2020 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2025 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2030 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2035 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2040 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2045 FUND(SM), WELLS FARGO ADVANTAGE DOW JONES TARGET 2050 FUND(SM), WELLS FARGO ADVANTAGE HERITAGE MONEY MARKET FUND(SM), WELLS FARGO ADVANTAGE OVERLAND EXPRESS SWEEP FUND(SM), WELLS FARGO ADVANTAGE VT DISCOVERY FUND(SM), and WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND(SM) are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, Social Sustainability Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Heritage Money Market Fund, Overland Express Sweep Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.

NOT PART OF THE ANNUAL REPORT.

                   2 Wells Fargo Advantage Money Market Trusts


                                                          Letter to Shareholders
(PHOTO OF KARLA M. RABUSCH)

KARLA M. RABUSCH,
President
WELLS FARGO ADVANTAGE FUNDS

THE TREND OVER THE 12-MONTH PERIOD WAS ONE OF STEADY IMPROVEMENT IN INVESTOR CONFIDENCE AND IN CREDIT MARKET CONDITIONS.

Dear Valued Shareholder,

We are pleased to provide you with this annual report for the WELLS FARGO ADVANTAGE MONEY MARKET FUNDS for the 12-month period that ended February 28, 2010. At the beginning of the period in March 2009, the credit markets were at the early stages of a recovery in the wake of the credit crisis from late 2008. The positive effects from government intervention programs began to appear in the spring of 2009 as the credit system started to build a steadier foundation and investors increasingly returned to both the credit markets and the equity markets. The trend over the 12-month period was one of steady improvement in investor confidence and in credit market conditions. Overall, the period finished with indications of stronger investor sentiment than when it began.

CREDIT MARKETS IMPROVED CONSIDERABLY.

Short-term credit markets slowly regained their footing in early 2009 after several months of uncertainty following the credit crisis of late 2008. Although government intervention programs to aid the short-term credit markets had been in effect for several months following the crisis, the trend toward fully functioning markets only began to emerge in March of 2009. Many investors had remained skeptical of certain financial institutions for several months. That all finally started to change after the government's stress tests of banks in early 2009 attested to the strength of these financial institutions. That signal to the markets, coupled with the ongoing support from government programs, bolstered confidence in the credit system. Thus, 2009 became a year of strengthening confidence in credit. Investors incrementally began to follow the government's lead by re-engaging in the credit system on the belief that in the worst case scenario the government would likely step in and buy whatever the investor was too afraid to own through various government programs. As the months went by this government-inspired investor confidence began to stand on its own two feet. Investors increasingly traded with each other once again and relied less and less on selling to the government as the buyer and lender of last resort.

GOVERNMENT PROGRAMS SERVED THEIR PURPOSE AND BEGAN TO DECLINE IN USE.

Compared with turmoil from the financial crisis, the past 12 months were a period of improvement and relative calm. The tone of the markets improved with each passing month as efforts by central banks took hold and the general level of credit quality improved. Several government programs were implemented in late 2008 and had positive effect during 2009. For money market eligible securities, the most influential programs were the Asset-Backed Commercial Paper Money Market Fund Liquidity Facility (AMLF), and the Commercial Paper Funding Facility
(CPFF). All of these facilities were aimed at reconstructing a market for short-term credit securities. Because investors were largely unwilling to lend and invest money in an environment of unusually high risk, the government was compelled to step in to fill the void. This resulted in a market made by government intervention which served investors well and produced a foundation for investors to trade on. As 2009 progressed, the need for such programs lessened as markets increasingly functioned on their own merits without explicit government support. Thus, the government reassessed its intervention and scheduled the retirement of several programs for the end of October 2009. Credit markets showed little concern for the end of the programs which, in our view, was an indication of how far credit markets

                   Wells Fargo Advantage Money Market Trusts 3


Letter to Shareholders

had improved over the previous six months. Many of the Federal Reserve programs aimed at supporting liquidity in the money markets, such as the Asset-Backed Commercial Paper Money Market Mutual Fund Liquidity Facility (AMLF), Commercial Paper Funding Facility (CPFF), Primary Dealer Credit Facility (PDCP) and Term Securities Lending Facility (TSLF), expired on February 1, 2010, with little fanfare and to no noticeable effect.

ON JANUARY 27, 2010, THE SEC APPROVED AMENDMENTS TO RULE 2A-7, THE SECTION OF THE INVESTMENT COMPANY ACT THAT GOVERNS MONEY MARKET FUNDS.

REGULATORY CHANGES TO MONEY MARKET FUNDS WERE APPROVED.

On January 27, 2010, the SEC approved amendments to Rule 2a-7, the section of the Investment Company Act that governs money market funds. The SEC proposed certain amendments in June 2009, asking for public comment. After having received over 150 comments from the public, the final amendments largely mirrored the initial proposals released last June. These changes shortened the maximum weighted-average maturity of money funds, restricted the use of "second tier" and illiquid securities, required funds to periodically stress test their funds, and set standards for the percentage of a fund's assets that must be invested in highly liquid securities. These changes were well known by the money fund industry; and we believe a transition to the new requirements should proceed smoothly. In our opinion, our funds are well positioned to accommodate the terms of the new regulations.

The upcoming fiscal year of 2010 is likely to be one of ongoing change. The regulatory environment is evolving, and monetary policy is likely to shift sometime in the upcoming quarters. We have already seen the retirement of several federal liquidity programs; the next step would be higher interest rates at some point. Thus, just as we were cautious over the last 12 months in view of the varying credit risks, we continue to remain cautiously optimistic but now with more of a focus on upholding absolute liquidity in a tightening regulatory environment and a potentially rising interest rate environment.

STEADY INVESTMENT DISCIPLINES WITH SEVERAL BROAD DIVERSIFICATION OPTIONS.

Experience tells us that strict adherence to time-tested strategies has its rewards. As a whole, WELLS FARGO ADVANTAGE FUNDS represents investments across a range of asset classes and investment styles, giving you an opportunity to create a diversified investment portfolio.

Thank you for choosing to invest with WELLS FARGO ADVANTAGE FUNDS. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our Web site at www.wellsfargo.com/advantagefunds, or call us directly at 1-800-222-8222.

Sincerely,


/s/ Karla M. Rabusch

Karla M. Rabusch
President
WELLS FARGO ADVANTAGE FUNDS

                  4 Wells Fargo Advantage Money Market Trusts


                                                           Money Market Overview

Money Market Overview

This portfolio manager commentary covers the 12-month period from March 1, 2009, through February 28, 2010.

PRIME MONEY MARKET SECURITIES

In marked contrast to the previous 18 months, when the money markets were embroiled in the unprecedented financial markets crisis, the past 12 months were a period of improvement and relative calm as efforts by central banks took hold and the general level of credit quality became more positive. Many of the extraordinary measures that were taken by the Federal Reserve to augment liquidity in the money markets, such as the Asset-Backed Commercial Paper Money Market Fund Liquidity Facility (AMLF), Commercial Paper Funding Facility (CPFF), Primary Dealer Credit Facility (PDCF) and Term Securities Lending Facility
(TSLF) expired on February 1, 2010, with little fanfare and no noticeable effect.

Overnight rates were largely unchanged over the entire year after being locked in by the exceptionally low level of the Federal funds rate, targeted at 0-0.25% by the Federal Open Market Committee (FOMC) at its meeting in December 2008. As conditions in the money markets showed improvement and investors began to regain confidence, other money market rates moved lower as well. The yield curve flattened steadily over this period with the spread between one-month and one-year LIBOR (London Interbank Offered Rate) falling from a high of 173 basis points (bps) in March 2009 to a low of about 60 bps by February 2010. One-year LIBOR fell by 1.40%, declining from 2-1/4% near the start of the fiscal year to 0.84% by year-end. The declines in the shorter dates, while less pronounced, were still considerable. In mid-March 2009, three-month LIBOR stood at 1.33% and one-month LIBOR at 0.56%. By February both had fallen to about 0.25%.

There was also more differentiation between issuers of different credit quality than in the past, with strong issuers trading well below LIBOR and weaker issuers with the same ratings trading well above. While the yield spread between these different classes of credit quality narrowed as the year progressed, this tiering effect was still evident. This is a notable difference from the market that existed prior to the onset of the financial crisis, when market participants were less discriminating and there was almost no yield difference between different issuers with the same credit-quality ratings.

In part, this spread narrowing can be attributed to a real improvement in credit quality. Uncertainty regarding credit quality peaked in March 2009, coincident with the bottom of the stock markets and the preliminary release of the bank "stress tests" by the U.S. Treasury. Revealing no surprises in terms of the banks that were expected to require additional capital, these stress test results alleviated many concerns in the money markets regarding the credit quality of financial institutions. Though still not on a positive footing, credit quality has seen a gradual improvement, as evidenced by the actions of ratings agencies. In the last quarter of 2008, there were ten ratings downgrades for every upgrade. A year later, this ratio had improved to four downgrades for each upgrade.

A decline in the supply of high-quality money market instruments was also a factor in driving rates lower and compressing credit spreads. Total commercial paper

                  Wells Fargo Advantage Money Market Trusts 5


Money Market Overview

outstanding declined by more than 20% from $1.4 trillion at the end of February 2009 to $1.1 trillion a year later. The asset-backed commercial paper (ABCP) market suffered an even more severe decline, falling 32% from $646 billion to $436 billion over the same period, after having peaked at more than $1.2 trillion in August 2007. We estimate that the total supply of money market investments fell by over $1 trillion over the fiscal year, from $8.7 trillion to $7.5 trillion.

A number of factors contributed to this dwindling supply. As financial concerns have sought their way out of the financial crisis, they have collectively gone through an exercise of unwinding leverage. This naturally entailed reduced borrowing, especially short-term borrowing. As credit conditions have improved, issuers of short-term debt have sought to lock in extraordinarily low rates by extending the term of their liabilities through the issuance of long-term debt. The low rates available in the money markets have prompted some market participants to seek higher returns by purchasing longer investments, including bond funds. This has made the process of long-term debt issuance relatively easier. Issuers, especially banks, are also under some pressure from their regulators to decrease their dependence on short-term funding, especially from institutional investors as opposed to retail investors. Finally, the relatively weak economic conditions led to a decreased need for short-term borrowings as inventories contracted and the volume of receivables financing declined.

The lack of supply is likely to continue to be an issue for money market participants, especially in the ABCP markets. Proposed accounting changes from the Financial Accounting Standards Board (FASB) on "ACCOUNTING FOR TRANSFERS OF FINANCIAL ASSETS" and "AMENDMENTS TO FASB INTERPRETATION NO. 46(R)" will come into effect next year and will change the accounting treatment for securitizations and off-balance-sheet financing. The impact of both will be to make off-balance-sheet treatment of ABCP more difficult to achieve-- causing many ABCP conduits to be consolidated onto the balance sheet of the sponsoring financial institution, likely resulting in a further reduction in the issuance of ABCP.

Our portfolio strategy has emphasized the need for a stable $1.00 net asset value (NAV) and the importance of liquidity to meet shareholder redemptions. Toward that end, we have maintained a highly liquid posture and a shorter weighted-average maturity than our peer group. As opportunities presented themselves, we were able to selectively add to some longer-dated securities. We also found the adjustable rate sector attractive, especially in the municipal sector where the compression of interest rates often meant that tax-exempt securities carried higher yields than taxable instruments of comparable term and quality. As always, we placed a high value on superior credit quality.

TAX-EXEMPT SECURITIES

The best way to characterize the municipal money market during the period would be as a year of decline. Over the 12-month period ended February 28, 2010, the municipal money market saw a decline in supply, absolute yields, and assets.

The decline in supply was the result of several factors. First was the reduction of issues eligible for purchase by money market funds. Banks are a major source of security and liquidity for securities purchased by municipal money market funds. Banks came under pressure for the period as a distressed economy weakened their

                  6 Wells Fargo Advantage Money Market Trusts


                                                           Money Market Overview

loan and investment portfolios. This ultimately led to downgrades by the rating agencies, causing short-term municipal securities backed by some of these banks to become ineligible for purchase by municipal money market funds. The remaining eligible banks increased their fees for liquidity to debt issuers of new issue variable-rate demand notes, causing a dramatic drop in the new issuance of these securities. The increase in liquidity fees charged by eligible banks made it more economical for many municipal entities to issue long-term fixed rate debt instead of the variable-rate debt that money funds typically purchase. This reduction in available bank liquidity has had a huge impact on municipal money market supply; not only has it reduced new issue supply, but it has also cut down on the existing supply. Many municipalities have opted to issue long-term bonds with the purpose of paying off their floating-rate obligations. For calendar year 2009, new issue variable-rate supply reached only $33.1 billion, compared with $125 billion for calendar 2008, a decline of 73%. The trend continued into 2010, with variable rate issuance of $571 million in January 2010, down 49% from January 2009.

The second decline suffered over the period was absolute yield. The Security Industry and Financial Markets Association (SIFMA) Municipal Swap Index, which is the base rate for the majority of municipal floating-rate instruments, traded down over the period. The SIFMA index reached its high for the 12 months ended February 28, 2010, on April 29, 2009, at 63 basis points. From this high there was a gradual steady drop to the period low of 15 basis points on January 6, 2010. As the pool of eligible municipal floating-rate securities shrunk and market demand for these securities rose, the SIFMA index was pushed to historically low levels. This large fall in the index, coupled with a lower level of municipal floating-rate issuance, drove municipal money market fund yields to all-time lows.

These all-time low municipal money market fund yields in turn led to the third decline for the period: the outflow of municipal money market fund assets. Low interest rates had been the key driver of the outflow in municipal money market assets. For calendar year 2009, municipal money market funds lost $92.2 billion in assets, a fall of 18.7% compared with calendar year 2008; the trend continued into January 2010, with a $120 billion, or 3.1%, outflow versus January 2009. As of February 3, 2010, tax-exempt money market fund assets totaled $387.6 billion, a level last observed in May 2007.

A change in market dynamics can bring a change in product dynamics. On a positive supply note, new municipal variable-rate products started coming to market toward the end of the period, helping offset some of the lost supply of variable-rate demand notes. One such product, known as Windows Variable-Rate Demand Bonds, allows the highest-quality municipal issuers to provide their own ultimate liquidity. The product is attractive for a variety of reasons. It adds much needed supply to the short-term municipal marketplace, it consists of high-quality credits, it helps diversify away from expensive and scarce bank liquidity, and finally, it offers an attractive spread off the SIFMA index, making it a desirable option overall.

                  Wells Fargo Advantage Money Market Trusts 7


Money Market Overview

Going forward, the general strategy across all of our municipal money market funds is to maintain a weighted-average maturity that is relatively short versus our peer group, with a focus on floating-rate securities. With absolute rates at historic lows and a flat yield curve, seeking longer maturities in this environment has not made much sense. We have added smaller municipal note issues on a selective basis and will continue to do so when we find securities that have both high credit quality and attractive yields.

STRATEGIC OUTLOOK

The regulatory landscape for money market funds is changing. On January 27, 2010 the Securities and Exchange Commission (SEC) approved amendments to Rule 2a-7, the section of the Investment Company Act that governs money market funds. The SEC had proposed certain amendments last June, asking for public comment. After having received over 150 comments from the public, the final amendments largely mirrored the initial proposals released last June. These changes would shorten the maximum weighted-average maturity of money funds, restrict the use of "second tier" and illiquid securities, require funds to periodically stress test their funds, and set standards for the percentage of a fund's assets that must be invested in highly liquid securities. We are supportive of the changes to Rule 2a-7 and agree that they will make money funds more resilient to potential market disruptions. Largely reflecting the proposals of the Report of the MONEY MARKET WORKING GROUP of the Investment Company Institute, these changes were well-known by the money fund industry and a transition to the new requirements should proceed smoothly. We believe our funds are well-positioned in terms of the requirements of the new rule.

As we enter a new fiscal year, we stand at a point where the potential for change is high. The regulatory environment, market conditions, and interest rates are all quite likely to see great changes in the coming year.

                  8 Wells Fargo Advantage Money Market Trusts


                                              Performance Highlights (Unaudited)

WELLS FARGO ADVANTAGE CALIFORNIA MUNICIPAL MONEY MARKET TRUST(1)

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE CALIFORNIA MUNICIPAL MONEY MARKET TRUST (the Fund) seeks current income exempt from federal income tax and California individual income tax, while preserving capital and liquidity.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC.

SUBADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGER

Mathew Kiselak (effective January 19, 2010)

FUND INCEPTION

May 5, 1997

PORTFOLIO ALLOCATION(2)
(AS OF FEBRUARY 28, 2010)

                                  (PIE CHART)

Municipal Bonds              94%
Municipal Commercial Paper    6%

MATURITY DISTRIBUTION(2)
(AS OF FEBRUARY 28, 2010)

                                  (PIE CHART)

1 Day          8%
2-7 Days      87%
8-14 Days      3%
30-59 Days     2%

----------
(1.) Prior to December 1, 2009, the Wells Fargo California Municipal Money
     Market Trust was named Wells Fargo California Tax-Free Money Market Trust.

(2.) Portfolio allocation and maturity distribution are subject to change and are calculated based on the total investments of the Fund.

                  Wells Fargo Advantage Money Market Trusts 9


Performance Highlights (Unaudited)

       WELLS FARGO ADVANTAGE CALIFORNIA MUNICIPAL MONEY MARKET TRUST (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN (%) (AS OF FEBRUARY 28, 2010)

                                          6 Month*   1 Year   5 Year   10 Year
                                          --------   ------   ------   -------
CALIFORNIA MUNICIPAL MONEY MARKET TRUST     0.04      0.20     2.18      1.96

*    Returns for periods of less than one year are not annualized.

FUND YIELD SUMMARY(3)
(AS OF FEBRUARY 28, 2010)

7-Day Current Yield     0.05%
7-Day Compound Yield    0.05%
30-Day Simple Yield     0.03%
30-Day Compound Yield   0.03%

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURNS WILL FLUCTUATE. THE FUND'S YIELD FIGURES MORE CLOSELY REFLECT THE CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN FIGURES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE - www.wellsfargo.com/advantagefunds.

THE FUND IS SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY MARKET FUND. A PORTION OF THE FUND'S INCOME MAY BE SUBJECT TO FEDERAL, STATE AND/OR LOCAL INCOME TAXES OR THE ALTERNATIVE MINIMUM TAX (AMT).

----------
(3.) The investment adviser has committed through June 30, 2010, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Without waived fees and/or reimbursed expenses, the Fund's 7-day current yield would have been 0.05%.

                  10 Wells Fargo Advantage Money Market Trusts


                                              Performance Highlights (Unaudited)

WELLS FARGO ADVANTAGE MONEY MARKET TRUST

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE MONEY MARKET TRUST (the Fund) seeks current income, while preserving capital and liquidity.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC.

SUBADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGER

David D. Sylvester

FUND INCEPTION

September 17, 1990

PORTFOLIO ALLOCATION (1)
(AS OF FEBRUARY 28, 2010)

                                  (PIE CHART)

Time Deposits              8%
Banker Acceptance Notes    1%
Municipal Bonds            9%
Corporate Bonds & Notes    3%
Commercial Paper          54%
Repurchase Agreements     11%
Certificate of Deposit    11%
Medium Term Notes          1%
Secured Master Notes       2%

MATURITY DISTRIBUTION(1)
(AS OF FEBRUARY 28, 2010)

                                  (PIE CHART)

1 Day          23%
2-7 Days       16%
8-14 Days       4%
15-29 Days      9%
30-59 Days     18%
60-89 Days     17%
90-179 Days     5%
180-269 Days    3%
270+ Days       5%

----------
(1.) Portfolio allocation and maturity distribution are subject to change and are calculated based on the total investments of the Fund.

                  Wells Fargo Advantage Money Market Trusts 11


Performance Highlights (Unaudited)

                            WELLS FARGO ADVANTAGE MONEY MARKET TRUST (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN (%) (AS OF FEBRUARY 28, 2010)

                     6 Month*   1 Year   5 Year   10 Year
                     --------   ------   ------   -------
MONEY MARKET TRUST     0.07      0.29     3.20      3.01

*    Returns for periods of less than one year are not annualized.

FUND YIELD SUMMARY(2)
(AS OF FEBRUARY 28, 2010)

7-Day Current Yield     0.08%
7-Day Compound Yield    0.08%
30-Day Simple Yield     0.09%
30-Day Compound Yield   0.09%

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURNS WILL FLUCTUATE. THE FUND'S YIELD FIGURES MORE CLOSELY REFLECT THE CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN FIGURES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE - www.wellsfargo.com/advantagefunds.

THE FUND IS SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY MARKET FUND.

----------
(2.) The investment adviser has committed through June 30, 2010, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. As of February 28, 2010, amounts waived and/or reimbursed did not have a material impact on the Fund's contractual expense ratio, therefore the current yield and the yield without waived fees and/or reimbursed expenses are identical.

                  12 Wells Fargo Advantage Money Market Trusts


                                              Performance Highlights (Unaudited)

WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET TRUST

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET TRUST (the Fund) seeks current income exempt from federal income tax, while preserving capital and liquidity.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC.

SUBADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGER

Mathew Kiselak (effective January 19, 2010)

FUND INCEPTION

November 10, 1997

PORTFOLIO ALLOCATION(1)
(AS OF FEBRUARY 28, 2010)

                                  (PIE CHART)

Municipal Commercial Paper    4%
Municipal Bonds              96%

MATURITY DISTRIBUTION(1)
(AS OF FEBRUARY 28, 2010)

                                  (PIE CHART)

1 Day          19%
2-7 Days       76%
30-59 Days      3%
60-89 Days      1%
180-269 Days    1%

----------
(1.) Portfolio allocation and maturity distribution are subject to change and are calculated based on the total investments of the Fund.

                  Wells Fargo Advantage Money Market Trusts 13


Performance Highlights (Unaudited)

          WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET TRUST (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN (%) (AS OF FEBRUARY 28, 2010)

                                       6 Month*   1 Year   5 Year   10 Year
                                       --------   ------   ------   -------
NATIONAL TAX-FREE MONEY MARKET TRUST     0.03      0.20      2.23     2.10

*    Returns for periods of less than one year are not annualized.

FUND YIELD SUMMARY(2)
(AS OF FEBRUARY 28, 2010)

7-Day Current Yield     0.06%
7-Day Compound Yield    0.06%
30-Day Simple Yield     0.03%
30-Day Compound Yield   0.03%

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURNS WILL FLUCTUATE. THE FUND'S YIELD FIGURES MORE CLOSELY REFLECT THE CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN FIGURES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE - www.wellsfargo.com/advantagefunds.

THE FUND IS SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY MARKET FUND. A PORTION OF THE FUND'S INCOME MAY BE SUBJECT TO FEDERAL, STATE AND/OR LOCAL INCOME TAXES OR THE ALTERNATIVE MINIMUM TAX (AMT).

----------
(2.) The investment adviser has committed through June 30, 2010, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Without waived fees and/or reimbursed expenses, the Fund's 7-day current yield would have been 0.01%.

                  14 Wells Fargo Advantage Money Market Trusts


                                                       Fund Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees (if any) and exchange fees (if any); and (2) ongoing costs, including management fees; distribution (12b-1) and/or shareholder service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire six-month period from September 1, 2009 to February 28, 2010.

ACTUAL EXPENSES

The "Actual" line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Actual" line under the heading entitled "Expenses Paid During Period" for your applicable class of shares to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The "Hypothetical" line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the "Hypothetical" line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                Beginning         Ending         Expenses
                                              Account Value   Account Value    Paid During      Net Annual
                                                09-01-2009      02-28-2010    the Period(1)   Expense Ratio
                                              -------------   -------------   -------------   -------------
CALIFORNIA MUNICIPAL MONEY MARKET TRUST
   Actual                                       $1,000.00       $1,000.40         $0.99           0.20%
   Hypothetical (5% return before expenses)     $1,000.00       $1,023.80         $1.00           0.20%
MONEY MARKET TRUST
   Actual                                       $1,000.00       $1,000.70         $0.99           0.20%
   Hypothetical (5% return before expenses)     $1,000.00       $1,023.80         $1.00           0.20%
NATIONAL TAX-FREE MONEY MARKET TRUST
   Actual                                       $1,000.00       $1,000.30         $0.99           0.20%
   Hypothetical (5% return before expenses)     $1,000.00       $1,023.80         $1.00           0.20%

----------
(1.) Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

                  Wells Fargo Advantage Money Market Trusts 15


Portfolio of Investments--February 28, 2010

CALIFORNIA MUNICIPAL MONEY MARKET TRUST

  PRINCIPAL    SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
-------------  ---------------------------------------------------------------------  -------------  -------------  ---------------
COMMERCIAL PAPER: 5.54%
$   4,400,000  CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT                            0.15%       03/04/2010   $     4,400,000
    2,000,000  CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT                            0.17        04/06/2010         2,000,000
    4,515,000  GOLDEN GATE BRIDGE, HIGHWAY & TRANSPORTATION DISTRICT                       0.16        03/09/2010         4,515,000
      900,000  RIVERSIDE COUNTY TETER FINANCING                                            0.18        03/10/2010           900,000
      985,000  SAN DIEGO REGIONAL AIRPORT AUTHORITY                                        0.37        03/11/2010           985,000
    1,575,000  SAN FRANCISCO PUBLIC UTILITIES COMMISSION                                   0.18        04/05/2010         1,575,000
    3,120,000  SAN FRANCISCO PUBLIC UTILITIES COMMISSION                                   0.20        04/05/2010         3,120,000
    9,115,000  SAN JOAQUIN TRANSPORTATION AUTHORITY                                        0.18        03/10/2010         9,115,000
TOTAL COMMERCIAL PAPER (COST $26,610,000)                                                                                26,610,000
                                                                                                                    ---------------
MUNICIPAL BONDS & NOTES: 94.40%
CALIFORNIA: 93.32%
    2,000,000  ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATION CALIFORNIA
                  BERKELEYAN PROJECT A (OTHER REVENUE, FNMA INSURED)+/-ss                  0.22        05/15/2033         2,000,000
    1,300,000  ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATION CALIFORNIA BRANSON
                  SCHOOL (OTHER REVENUE, ALLIED IRISH BANK PLC LOC)+/-ss                   0.60        07/01/2038         1,300,000
    6,100,000  ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATION CALIFORNIA MARIN
                  COUNTRY DAY SCHOOL (PRIVATE SCHOOL REVENUE, US BANK NA LOC)+/-ss         0.18        07/01/2037         6,100,000
    3,000,000  ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATION CALIFORNIA MFHR
                  FINE ARTS BUILDING PROJECTS SERIES A (HOUSING REVENUE, FNMA
                  INSURED)+/-ss                                                            0.22        07/15/2035         3,000,000
    3,100,000  ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATION CALIFORNIA MFHR
                  GAIA BUILDING PROJECT SERIES A (HOUSING REVENUE, FNMA
                  INSURED)+/-ss                                                            0.22        09/15/2032         3,100,000
    1,800,000  ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATION CALIFORNIA SHARP
                  HEALTHCARE SERIES D (HOSPITAL REVENUE, CITIBANK NA LOC)+/-ss             0.18        08/01/2035         1,800,000
    1,560,000  ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATION CALIFORNIA ST.
                  ANTHONY FOUNDATION (OTHER REVENUE, BANK OF AMERICA NA LOC)+/-ss          0.19        03/01/2037         1,560,000
    1,400,000  ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATION CALIFORNIA THE
                  HEAD-ROYCE SCHOOL (PRIVATE SCHOOL REVENUE, BANK OF AMERICA
                  NA LOC)+/-ss                                                             0.19        09/01/2036         1,400,000
    1,820,000  ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATION SCHOOLS SACRED
                  HEART SERIES FB (PRIVATE SCHOOL REVENUE, BANK OF
                  AMERICA NA LOC)+/-ss                                                     0.17        06/01/2030         1,820,000
    1,120,000  ALAMEDA CA PFA SERIES A (HOUSING REVENUE, FNMA INSURED)+/-ss                0.18        05/15/2035         1,120,000
    2,000,000  ANAHEIM CA HOUSING AUTHORITY COBBLESTONE APARTMENTS SERIES B
                  (MFHR, FNMA INSURED)+/-ss                                                0.22        03/15/2033         2,000,000
      911,500  ARCADIA CA USD SERIES 2679 (OTHER REVENUE, FIRST SECURITY BANK
                  LOC)+/-ss                                                                0.20        08/01/2013           911,500
    2,280,000  BAKERSFIELD CA SERIES B (WATER & WASTEWATER AUTHORITY REVENUE,
                  FIRST SECURITY BANK LOC)+/-ss                                            0.24        09/01/2035         2,280,000
   10,000,000  BAY AREA TOLL AUTHORITY VARIOUS SAN FRANCISCO BAY AREA SERIES D1
                  (HIGHWAY REVENUE TOLLS REVENUE, BNP PARIBAS INSURED)+/-ss                0.16        04/01/2045        10,000,000
   13,290,000  BURBANK CALIFORNIA RDA MFHR ISSUE A (HOUSING REVENUE, FHLB
                  INSURED)+/-                                                              0.17        11/01/2010        13,290,000
      290,000  CALIFORNIA ALTERNATIVE ENERGY SOURCE FINANCING AUTHORITY GE CAPITAL
                  CORPORATION SERIES A (ELECTRIC REVENUE)+/-ss                             0.22        10/01/2020           290,000
      830,000  CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY CALIFORNIA INSTITUTE OF
                  TECHNOLOGY SERIES B (COLLEGE & UNIVERSITY REVENUE, GO OF
                  INSTITUTION INSURED)+/-ss                                                0.16        10/01/2036           830,000
    8,500,000  CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY CHARLES R DREW
                  UNIVERSITY (OTHER REVENUE, SOVEREIGN BANK FSB LOC)+/-ss                  0.36        11/01/2042         8,500,000
      750,000  CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY UNIVERSITY OF LA VERNE
                  (EDUCATIONAL FACILITIES REVENUE, ALLIED IRISH BANK PLC LOC)+/-ss         0.36        03/01/2038           750,000
    5,100,000  CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK CALIFORNIA
                  ACADEMY SERIES A (OTHER REVENUE, US BANK NA LOC)+/-ss                    0.11        09/01/2038         5,100,000
    1,140,000  CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK CALIFORNIA
                  ACADEMY SERIES B (OTHER REVENUE, ALLIED IRISH BANK PLC LOC)+/-ss         0.18        09/01/2038         1,140,000
    3,000,000  CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK COLBURN SCHOOL
                  SERIES B (OTHER REVENUE, ALLIED IRISH BANK PLC LOC)+/-ss                 0.37        08/01/2037         3,000,000
    4,500,000  CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK LOS ANGELES
                  COUNTY MUSEUM SERIES B (RECREATIONAL FACILITIES REVENUE, BANK OF
                  NEW YORK LOC)+/-ss                                                       0.11        09/01/2037         4,500,000

                  16 Wells Fargo Advantage Money Market Trusts


                                     Portfolio of Investments--February 28, 2010

CALIFORNIA MUNICIPAL MONEY MARKET TRUST

  PRINCIPAL    SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
-------------  ---------------------------------------------------------------------  -------------  -------------  ---------------
CALIFORNIA (continued)
$     400,000  CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK LYCEE FRANCIAS
                  DE LOS ANGELES PROJECT (COLLEGE & UNIVERSITY REVENUE, MELLON
                  BANK NA LOC)+/-ss                                                        0.17%       09/01/2036   $       400,000
    1,980,000  CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK ROCS RR II
                  R-11527 (TOLL ROAD REVENUE, AMBAC INSURED)+/-ss                          0.18        07/01/2030         1,980,000
    2,000,000  CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK SAGE HILL
                  SCHOOL PROJECT (OTHER REVENUE, ALLIED IRISH BANK PLC LOC)+/-ss           0.59        06/01/2038         2,000,000
   10,750,000  CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK SAN FRANCISCO
                  BALLET (OTHER REVENUE, ALLIED IRISH BANK PLC LOC)+/-ss                   0.18        08/01/2038        10,750,000
      375,000  CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK SOUTHERN CA
                  PUBLIC RADIO PROJECT (OTHER REVENUE, ALLIED IRISH BANK PLC
                  LOC)+/-ss                                                                0.24        10/01/2025           375,000
    1,825,000  CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK ST. MARGARETS
                  EPISCOPAL SCHOOL (OTHER REVENUE, ALLIED IRISH BANK PLC LOC)+/-ss         0.60        01/01/2038         1,825,000
    4,600,000  CALIFORNIA MUNICIPAL FINANCE AUTHORITY (ECONOMIC DEVELOPMENT REVENUE,
                  CALIFORNIA BANK & TRUST LOC)+/-ss                                        0.18        08/01/2039         4,600,000
    5,000,000  CALIFORNIA MUNICIPAL FINANCE AUTHORITY PACIFIC INSTITUTE SERIES A
                  (HOUSING REVENUE, CALIFORNIA BANK & TRUST LOC)+/-ss                      0.15        08/01/2037         5,000,000
      300,000  CALIFORNIA PCFA EXXON PROJECT (IDR)+/-ss                                    0.10        12/01/2012           300,000
    1,125,000  CALIFORNIA PCFA WADHAM ENERGY SERIES C (OTHER REVENUE, BANQUE
                  NATIONALE PARIS LOC)+/-ss                                                0.17        11/01/2017         1,125,000
    4,425,000  CALIFORNIA SCRIPPS HEALTH SERIES B (HEFAR, WACHOVIA
                  BANK LOC)+/-ss (o)(o)                                                    0.18        10/01/2031         4,425,000
    4,525,000  CALIFORNIA SCRIPPS HEALTH SERIES F (HEFAR, NORTHERN TRUST
                  CORPORATION LOC)+/-ss                                                    0.16        10/01/2031         4,525,000
    6,700,000  CALIFORNIA STANFORD HOSPITAL SERIES B (HFFA REVENUE, ALLIED IRISH
                  BANK PLC LOC)+/-ss                                                       0.37        07/01/2034         6,700,000
   12,460,000  CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES B6 (WATER &
                  WASTEWATER AUTHORITY REVENUE, STATE STREET BANK & TRUST COMPANY
                  NA LOC)+/-ss                                                             0.15        05/01/2022        12,460,000
    1,820,000  CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES C13 (UTILITIES
                  REVENUE, FIRST SECURITY BANK LOC)+/-ss                                   0.21        05/01/2022         1,820,000
    5,200,000  CALIFORNIA STATE DWR POWER SUPPLY REVENUE SUBSERIES G1 (WATER
                  REVENUE, BANK OF NOVA SCOTIA LOC)+/-ss                                   0.15        05/01/2011         5,200,000
    3,500,000  CALIFORNIA STATE DWR POWER SUPPLY SUBSERIES F2 (WATER REVENUE,
                  JPMORGAN CHASE BANK LOC)+/-ss                                            0.11        05/01/2020         3,500,000
      800,000  CALIFORNIA STATE DWR POWER SUPPLY SUBSERIES I1 (WATER REVENUE,
                  ALLIED IRISH BANK PLC LOC)+/-ss                                          0.18        05/01/2022           800,000
      890,000  CALIFORNIA STATE DWR SERIES 3019 (WATER REVENUE, JPMORGAN CHASE BANK
                  LOC)+/-ss                                                                0.18        06/01/2016           890,000
    2,300,000  CALIFORNIA STATE ECONOMIC RECOVERY SERIES C 16 (SALES TAX
                  REVENUE)+/-ss                                                            0.21        07/01/2023         2,300,000
    2,750,000  CALIFORNIA STATE EDFA JOSEPH SCHMIDT PROJECT SERIES A (IDR, BANQUE
                  NATIONALE PARIS LOC)+/-ss                                                0.30        12/01/2026         2,750,000
    2,175,000  CALIFORNIA STATE SERIES 2758 (OTHER REVENUE, AMBAC INSURED)+/-              0.45        04/01/2010         2,175,000
    3,500,000  CALIFORNIA STATE SERIES A SUBSERIES A2 (OTHER REVENUE, CALYON BANK
                  LOC)+/-ss                                                                0.20        05/01/2040         3,500,000
   13,000,000  CALIFORNIA STATE SERIES C-1 (OTHER REVENUE, BANK OF AMERICA NA
                  LOC)+/-ss                                                                0.18        05/01/2033        13,000,000
    5,100,000  CALIFORNIA STATEWIDE CDA AEGIS MORAGA PROJECT C (MFHR, FNMA
                  INSURED)+/-ss                                                            0.25        07/01/2027         5,100,000
    2,855,000  CALIFORNIA STATEWIDE CDA ARBOR RIDGE APARTMENTS SERIES B
                  (MFHR, FHLMC INSURED)+/-ss                                               0.21        11/01/2036         2,855,000
    1,900,000  CALIFORNIA STATEWIDE CDA CULINARY INSTITUTE OF AMERICA (OTHER
                  REVENUE, ALLIED IRISH BANK PLC LOC)+/-ss                                 0.40        10/01/2038         1,900,000
    4,000,000  CALIFORNIA STATEWIDE CDA HERITAGE PARK APARTMENTS SERIES C
                  (MFHR, FHLMC INSURED)+/-ss                                               0.17        01/01/2038         4,000,000
      720,000  CALIFORNIA STATEWIDE CDA LIVERMORE VALLEY ARTS CENTER PROJECT
                  (OTHER REVENUE, BANK OF NEW YORK LOC)+/-ss                               0.16        12/01/2036           720,000
    4,660,000  CALIFORNIA STATEWIDE CDA MFHR GREENBACK MANOR APARTMENTS SERIES A
                  COLLATERALIZED BY FHLB (MFHR, EAST WEST BANK LOC)+/-ss                   0.26        02/01/2028         4,660,000
    1,200,000  CALIFORNIA STATEWIDE CDA MFHR SERIES AA (HOUSING REVENUE, FNMA
                  INSURED)+/-ss                                                            0.20        04/15/2035         1,200,000
    3,900,000  CALIFORNIA STATEWIDE CDA NATIONAL CENTER INTERNATIONAL SCHOOLS A
                  (PRIVATE SCHOOL REVENUE, ALLIED IRISH BANK PLC LOC)+/-ss                 0.36        05/01/2026         3,900,000
      535,000  CALIFORNIA STATEWIDE CDA RADY CHILDRENS HOSPITAL SERIES B
                  (HCFR, BANK OF THE WEST LOC)+/-ss                                        0.13        08/15/2047           535,000
    7,200,000  CALIFORNIA STATEWIDE CDA RIDGEWAY APARTMENTS SERIES K (MFHR, FHLMC
                  INSURED)+/-ss                                                            0.15        09/01/2039         7,200,000

                  Wells Fargo Advantage Money Market Trusts 17


Portfolio of Investments--February 28, 2010

CALIFORNIA MUNICIPAL MONEY MARKET TRUST

  PRINCIPAL    SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
-------------  ---------------------------------------------------------------------  -------------  -------------  ---------------
CALIFORNIA (continued)
$   2,100,000  CALIFORNIA STATEWIDE CDA SERIES 2680 (OTHER REVENUE, JPMORGAN CHASE
                  BANK LOC)+/-ss                                                           0.30%       05/15/2016   $     2,100,000
    5,200,000  CALIFORNIA STATEWIDE CDA SERIES 3108 (HCFR, AMBAC INSURED)+/-ss ++          0.20        08/15/2038         5,200,000
      595,000  CALIFORNIA STATEWIDE CDA VILLAGE AT HESPERIA SERIES CCC (MFHR, FNMA
                  INSURED)+/-ss                                                            0.20        11/15/2039           595,000
    1,005,000  CALIFORNIA STATEWIDE CDA VILLAGE AT SHAW APARTMENTS SERIES E (MFHR,
                  FNMA INSURED)+/-ss                                                       0.22        11/15/2035         1,005,000
    2,000,000  CALIFORNIA STATEWIDE CDA WESTERN UNIVERSITY HEALTH SERIES A
                  (OTHER REVENUE, BANK OF NEW YORK LOC)+/-ss                               0.36        06/01/2039         2,000,000
    1,755,000  CAMARILLO CA MFHR HACIENDA DE CAMARILLO PROJECT (MFHR, FNMA
                  INSURED)+/-ss                                                            0.18        10/15/2026         1,755,000
    1,300,000  CONTRA COSTA COUNTY CA MFHR SERIES B (MFHR, FNMA INSURED)+/-ss              0.17        11/15/2022         1,300,000
    4,000,000  CORONA CA HOUSEHOLD BANK PROJECT B (MFHR, FNMA INSURED)+/-ss                0.21        02/01/2023         4,000,000
    5,000,000  DEUTSCHE BANK SPEARS LIFERS TRUST SERIES 445 (PROPERTY TAX REVENUE,
                  FIRST SECURITY BANK LOC)+/-ss                                            0.20        08/01/2032         5,000,000
    6,695,000  DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-287 (OTHER REVENUE,
                  NATL-RE INSURED)+/-ss                                                    0.19        09/01/2037         6,695,000
    8,780,000  DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-600 (WATER REVENUE,
                  FIRST SECURITY BANK LOC)+/-ss                                            0.20        02/01/2038         8,780,000
      720,000  DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-621 (PROPERTY TAX
                  REVENUE, FIRST SECURITY BANK LOC)+/-ss                                   0.20        08/01/2028           720,000
      110,000  DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-628 (PROPERTY TAX
                  REVENUE, FIRST SECURITY BANK LOC)+/-ss                                   0.20        08/01/2031           110,000
      110,000  DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-629 (PROPERTY TAX
                  REVENUE)+/-ss                                                            0.20        08/01/2031           110,000
    2,155,000  DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-632 (PROPERTY TAX
                  REVENUE, FIRST SECURITY BANK LOC)+/-ss                                   0.20        08/01/2033         2,155,000
    1,395,000  DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-649 (PROPERTY TAX
                  REVENUE, NATL-RE INSURED)+/-ss                                           0.20        06/01/2031         1,395,000
      325,000  DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DBE-500 (OTHER REVENUE,
                  AMBAC INSURED)+/-ss                                                      0.23        11/01/2038           325,000
    1,695,000  DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DBE-525 (OTHER REVENUE,
                  FGIC INSURED)+/-ss                                                       0.20        06/01/2035         1,695,000
      705,000  DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DBE-625 (OTHER REVENUE,
                  AMBAC INSURED)+/-ss                                                      0.20        06/01/2028           705,000
    3,205,000  EAST BAY CA MUD SERIES A1 (WATER REVENUE)+/-ss                              0.20        06/01/2026         3,205,000
    3,215,000  EAST BAY CA MUD SERIES A2 (WATER REVENUE)+/-ss                              0.20        06/01/2026         3,215,000
      895,000  EAST BAY CA MUD SUBSERIES C (OTHER REVENUE, DEXIA CREDIT LOCAL DE
                  FRANCE LOC)+/-ss                                                         0.17        06/01/2027           895,000
    2,810,000  EL DORADO CA IRRIGATION DISTRICT & EL DORADO WATER AGENCY SERIES A
                  (LEASE REVENUE, DEXIA CREDIT LOCAL DE FRANCE LOC)+/-ss                   0.21        03/01/2036         2,810,000
    3,545,000  ELSINORE VALLEY CA MUNICIPAL WATER DISTRICT COP SERIES B (WATER &
                  SEWER REVENUE, ALLIED IRISH BANK PLC LOC)+/-ss                           0.50        07/01/2035         3,545,000
    5,600,000  GOLDEN STATE CA TOBACCO SECURITIZATION CORPORATION SERIES 3123
                  (OTHER REVENUE, MORGAN STANLEY INSURED)+/-ss ++                          0.27        06/01/2045         5,600,000
    7,425,000  GROSSMONT CUYAMACA CA COMMUNITY COLLEGE DISTRICT ROCS RR II R-11519
                  (PROPERTY TAX REVENUE, CITY NATIONAL BANK LOC)+/-ss                      0.21        02/01/2016         7,425,000
    7,705,000  HESPERIA CA USD COP INTERIM SCHOOL FACILITY FUNDING PROGRAM
                  (LEASE REVENUE, FIRST SECURITY BANK LOC)+/-ss                            0.45        02/01/2028         7,705,000
    4,875,000  HESPERIA CA USD COP INTERIM SCHOOL FACILITY FUNDING PROGRAM
                  (LEASE REVENUE, FIRST SECURITY BANK LOC)+/-ss                            0.45        02/01/2038         4,875,000
    3,120,000  HIGHLAND CA RDA JEFFREY COURT SENIOR APARTMENTS (MFHR, FHLB
                  INSURED)+/-ss                                                            0.43        03/01/2028         3,120,000
    3,435,000  IRVINE CA IMPROVEMENT BOARD ACT 1915 ASSESSMENT DISTRICT #97-17
                  (OTHER REVENUE, STATE STREET BANK & TRUST COMPANY NA LOC)+/-ss           0.13        09/02/2023         3,435,000
    2,325,000  JPMORGAN CHASE PUTTERS DRIVERS TRUST (PROPERTY TAX REVENUE, JPMORGAN
                  CHASE BANK LOC)+/-ss ++                                                  0.18        08/01/2015         2,325,000
    3,935,000  JPMORGAN CHASE PUTTERS DRIVERS TRUST SERIES 3547 (WATER REVENUE,
                  JPMORGAN CHASE BANK LOC)+/-ss ++                                         0.18        07/01/2017         3,935,000
    2,000,000  LANCASTER CA REDEVELOPMENT AGENCY MFHR 20TH STREET APARTMENTS
                  PROJECT SERIES C (HOUSING REVENUE, FNMA INSURED)+/-ss                    0.17        12/01/2026         2,000,000
    3,100,000  LOS ANGELES CA COMMUNITY RDA MFHR SECOND & CENTRAL APARTMENTS
                  PROJECT (HOUSING REVENUE, HSBC USA NA LOC)+/-ss                          0.18        12/01/2038         3,100,000
    1,790,000  LOS ANGELES CA COP LOYOLA HIGH SCHOOL SERIES A (LEASE REVENUE,
                  ALLIED IRISH BANK PLC LOC)+/-ss                                          0.60        12/01/2035         1,790,000
    3,170,000  LOS ANGELES CA COP NOTRE DAME HIGH SCHOOL SERIES A (LEASE REVENUE,
                  ALLIED IRISH BANK PLC LOC)+/-ss                                          0.60        09/01/2036         3,170,000

                  18 Wells Fargo Advantage Money Market Trusts


                                     Portfolio of Investments--February 28, 2010

CALIFORNIA MUNICIPAL MONEY MARKET TRUST

  PRINCIPAL    SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
-------------  ---------------------------------------------------------------------  -------------  -------------  ---------------
CALIFORNIA (continued)
$   2,500,000  LOS ANGELES CA COP SAMUEL A FRYER YAVNEY SERIES A (COLLEGE &
                  UNIVERSITY REVENUE)+/-ss                                                 0.18%       08/01/2038   $     2,500,000
    2,175,000  LOS ANGELES CA COP WINDWARD SERIES A (PRIVATE SCHOOL REVENUE,
                  ALLIED IRISH BANK PLC LOC)+/-ss                                          0.60        07/01/2037         2,175,000
    2,525,000  LOS ANGELES CA DW&P ROCS RR II R-11531 (WATER & SEWER REVENUE,
                  NATL-RE INSURED)+/-ss                                                    0.21        01/01/2013         2,525,000
    1,200,000  LOS ANGELES CA WASTE WATER SUBSERIES D (SEWER REVENUE, BANK OF NOVA
                  SCOTIA LOC)+/-ss                                                         0.16        06/01/2028         1,200,000
    2,990,000  LOS ANGELES CA WASTE WATER SYSTEM SERIES 2254 (OTHER REVENUE,
                  NATL-RE INSURED)+/-ss                                                    0.20        06/01/2013         2,990,000
    1,330,000  LOS ANGELES CA WASTE WATER SYSTEM SUBSERIES G (SEWER REVENUE,
                  BANK OF AMERICA NA LOC)+/-ss                                             0.17        06/01/2032         1,330,000
      535,000  LOS ANGELES CA WATER & POWER SERIES 2971 (ELECTRIC REVENUE, FIRST
                  SECURITY BANK LOC)+/-ss                                                  0.20        01/01/2014           535,000
    1,200,000  LOS ANGELES COUNTY CA METROPOLITAN TRANSPORTATION AUTHORITY SERIES
                  C3 (SALES TAX REVENUE, SUMITOMO MITSUI BANK LOC)+/-ss                    0.15        07/01/2025         1,200,000
    1,450,000  MANTECA CA RDA AMENDED MERGER PROJECT (TAX ALLOCATION REVENUE,
                  STATE STREET BANK & TRUST COMPANY NA LOC)+/-ss                           0.13        10/01/2042         1,450,000
    2,175,000  MENLO PARK CA CDA LAS PULGAS COMMUNITY DEVELOPMENT
                  (TAX ALLOCATION REVENUE, AMBAC INSURED)+/-ss                             0.13        01/01/2031         2,175,000
    2,000,000  METROPOLITAN WATER DISTRICT SOUTHERN CA WATERWORKS (WATER REVENUE,
                  CITIBANK NA LOC)+/-ss                                                    0.20        02/01/2015         2,000,000
    4,200,000  METROPOLITAN WATER DISTRICT SOUTHERN CA WATERWORKS CLASS A
                  (WATER REVENUE, CITIBANK NA LOC)+/-ss                                    0.20        07/01/2037         4,200,000
      125,000  METROPOLITAN WATER DISTRICT SOUTHERN CA WATERWORKS REVENUE SERIES C
                  (WATER REVENUE, JP MORGAN CHASE BANK INSURED)+/-ss                       0.16        07/01/2027           125,000
    6,925,000  MODESTO CA PUBLIC FINANCING AUTHORITY (LEASE REVENUE, BANK OF
                  AMERICA NA LOC)+/-ss                                                     0.17        09/01/2033         6,925,000
    4,585,000  MORGAN HILL CA RDA TAX ALLOCATION OJO DE AGUA REDEVELOPMENT
                  PROJECT A (OTHER REVENUE, BANK OF NOVA SCOTIA LOC)+/-ss                  0.17        09/01/2033         4,585,000
    8,740,000  NORTHERN CA POWER AGENCY HYDROELECTRIC PROJECT 1 SERIES A
                  (ELECTRIC REVENUE, DEXIA CREDIT LOCAL DE FRANCE LOC)+/-ss                0.21        07/01/2032         8,740,000
    1,050,000  OCEANSIDE CA ACE-SHADOW WAY (HOUSING REVENUE, FNMA INSURED)+/-ss            0.18        03/01/2049         1,050,000
      830,000  ORANGE COUNTY CA APARTMENT DEVELOPMENT REVENUE SERIES D HARBOR POINT
                  PROJECT (HOUSING REVENUE, FHLMC INSURED)+/-ss                            0.16        12/01/2022           830,000
    2,640,000  RIVERSIDE CA COP (LEASE REVENUE, BANK OF AMERICA NA LOC)+/-ss               0.18        03/01/2037         2,640,000
    1,000,000  RIVERSIDE CA ELECTRIC PUTTERS SERIES 3042Z (ELECTRIC REVENUE, FIRST
                  SECURITY BANK LOC)+/-ss ++                                               0.14        04/01/2016         1,000,000
    4,960,000  ROSEVILLE CA COP SERIES A (ELECTRIC REVENUE, BANK OF NEW YORK
                  LOC)+/-ss                                                                0.19        02/01/2035         4,960,000
    1,000,000  SACRAMENTO COUNTY CA HOUSING AUTHORITY (HOUSING REVENUE, FNMA
                  INSURED)+/-ss                                                            0.16        07/15/2029         1,000,000
    3,000,000  SACRAMENTO COUNTY CA HOUSING AUTHORITY MFHR ARLINGTON CREEK
                  APARTMENT SERIES I (HOUSING REVENUE, FNMA INSURED)+/-ss                  0.19        05/15/2034         3,000,000
      860,000  SACRAMENTO COUNTY CA HOUSING AUTHORITY MFHR LOGAN PARK APARTMENTS
                  ISSUE E (HOUSING REVENUE, FHLMC INSURED)+/-ss                            0.21        05/01/2042           860,000
    4,000,000  SACRAMENTO COUNTY CA HOUSING AUTHORITY OAK VALLEY APARTMENTS
                  SERIES D (MFHR, FNMA INSURED)+/-ss                                       0.26        02/15/2031         4,000,000
    1,855,000  SACRAMENTO COUNTY CA HOUSING AUTHORITY SHADWOOD APARTMENTS PROJECT
                  ISSUE A (MFHR, FHLMC INSURED)+/-ss                                       0.18        12/01/2022         1,855,000
    5,000,000  SACRAMENTO COUNTY CA SANITATION DISTRICT FINANCING AUTHORITY
                  SUBORDINATE LIEN SACRAMENTO REGULATION C (SEWER REVENUE, CREDIT
                  AGRICOLE INDOSUEZ LOC)+/-ss                                              0.18        12/01/2030         5,000,000
    1,500,000  SAN BERNARDINO COUNTY CA PARKVIEW SERIES A (HOUSING REVENUE, FNMA
                  INSURED)+/-ss                                                            0.17        02/15/2027         1,500,000
    5,100,000  SAN DIEGO COUNTY CA CERTIFICATE OF PARTICIPATION, (LEASE REVENUE,
                  ALLIED IRISH BANK PLC LOC)+/-ss                                          0.35        11/01/2034         5,100,000
    2,690,000  SAN FRANCISCO CA CITY & COUNTY AIRPORTS COMMISSION SECOND SERIES 37D
                  (OTHER REVENUE, AGM INSURED)+/-ss                                        0.21        05/01/2030         2,690,000
      845,000  SAN FRANCISCO CA CITY & COUNTY AIRPORTS COMMISSION SERIES B (AIRPORT
                  REVENUE)+/-ss                                                            0.75        05/01/2029           845,000
    2,375,000  SAN FRANCISCO CA CITY & COUNTY FINANCE CORPORATION MOSCONE CENTER
                  (LEASE REVENUE, STATE STREET BANK & TRUST COMPANY NA LOC)+/-ss           0.17        04/01/2030         2,375,000
    1,990,000  SAN FRANCISCO CA CITY & COUNTY MFHR CARTER TERRACE APARTMENTS
                  SERIES B (MFHR, CITIBANK NA LOC)+/-ss                                    0.15        03/01/2036         1,990,000
    7,500,000  SAN FRANCISCO CA CITY & COUNTY RDA FILLMORE CENTER SERIES B1
                  (HOUSING REVENUE, FHLMC INSURED)+/-ss                                    0.20        12/01/2017         7,500,000

                  Wells Fargo Advantage Money Market Trusts 19


Portfolio of Investments--February 28, 2010

CALIFORNIA MUNICIPAL MONEY MARKET TRUST

  PRINCIPAL    SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
-------------  ---------------------------------------------------------------------  -------------  -------------  ---------------
CALIFORNIA (continued)
$   2,640,000  SAN FRANCISCO CA CITY & COUNTY REDEVELOPMENT AGENCY COMMUNITY
                  FACILITIES DISTRICT # 4 (OTHER REVENUE, BANK OF AMERICA NA
                  LOC)+/-ss                                                                0.19%       08/01/2032   $     2,640,000
    2,385,000  SAN FRANCISCO CA CITY & COUNTY RDA COMMUNITY FACILITIES DISTRICT # 4
                  (ECONOMIC DEVELOPMENT REVENUE, BANK OF AMERICA NA LOC)+/-ss              0.19        08/01/2031         2,385,000
    1,240,000  SAN JOSE CA MFHR RAINTREE APARTMENTS SERIES A (MFHR, FNMA
                  INSURED)+/-ss                                                            0.27        02/01/2038         1,240,000
    6,250,000  SAN JOSE CA REDEVELOPMENT AGENCY MERGED AREA REDEVELOPMENT PROJECT
                  SERIES A (PROPERTY TAX REVENUE, JPMORGAN CHASE BANK LOC)+/-ss            0.15        07/01/2026         6,250,000
    1,500,000  SAN JOSE CA REDEVELOPMENT AGENCY TAX ALLOCATION (HOUSING REVENUE,
                  BANK OF NEW YORK LOC)+/-ss                                               0.15        08/01/2035         1,500,000
    2,500,000  SAN LEANDRO CA CARLTON PLAZA SERIES A (MFHR, FNMA INSURED)+/-ss             0.26        09/15/2032         2,500,000
    1,840,000  SANTA ANA CA HEALTH FACILITY REVENUE MULTI-MODEL TOWN & COUNTRY
                  PROJECT BNP PARIBAS (HCFR, DEXIA CREDIT LOCAL DE FRANCE
                  LOC)+/-ss                                                                0.11        10/01/2020         1,840,000
      995,000  SANTA CLARA CA SUBSERIES B (ELECTRIC PLANT REVENUE, DEXIA CREDIT
                  LOCAL DE FRANCE LOC)+/-ss                                                0.19        07/01/2027          995,000
    2,025,000  SEQUOIA CA UNIVERSITY HIGH SCHOOL DISTRICT (OTHER REVENUE, FIRST
                  SECURITY BANK LOC)+/-ss                                                  0.20        07/01/2014         2,025,000
    4,000,000  SOUTHERN CA PUBLIC POWER AUTHORITY PROJECT (ELECTRIC REVENUE, KBC
                  BANK NV LOC)+/-ss                                                        0.18        07/01/2036         4,000,000
    6,730,000  SOUTHERN CA PUBLIC POWER AUTHORITY TRANSMISSION PROJECT REVENUE
                  (UTILITIES REVENUE, LLOYDS TSB BANK PLC LOC)+/-ss                        0.20        07/01/2019         6,730,000
    2,700,000  TAHOE FOREST CA HOSPITAL DISTRICT REVENUE (HOSPITAL REVENUE, US
                  BANK NA LOC)+/-ss                                                        0.13        07/01/2033         2,700,000
    3,440,000  UNIVERSITY OF CALIFORNIA (COLLEGE & UNIVERSITY REVENUE, FIRST
                  SECURITY BANK LOC)+/-ss                                                  0.21        05/15/2032         3,440,000
      520,000  UNIVERSITY OF CALIFORNIA SERIES 2475 (OTHER REVENUE, JPMORGAN
                  CHASE BANK LOC)+/-ss                                                     0.18        05/15/2014          520,000
    6,000,000  UPLAND CA COMMUNITY RDA SUNSET RIDGE APARTMENTS
                  (HOUSING REVENUE, EAST WEST BANK LOC)+/-ss                               0.17        08/01/2037         6,000,000
    2,000,000  WHITTIER CA WHITTIER COLLEGE (COLLEGE & UNIVERSITY REVENUE, BANK OF
                  AMERICA NA LOC)+/-ss                                                     0.18        12/01/2038         2,000,000
                                                                                                                        447,671,500
                                                                                                                    ---------------
OTHER: 0.51%
    2,425,000  BRANCH, BANK, & TRUST MUNICIPAL TRUST (OTHER REVENUE, FIRST SECURITY
                  BANK LOC)+/-ss                                                           0.24        02/01/2027         2,425,000
                                                                                                                    ---------------
PUERTO RICO: 0.57%
      153,000  DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DBE-627A (SALES TAX
                  REVENUE, AMBAC INSURED)+/-ss                                             0.22        08/01/2049           153,000
    2,605,000  PUERTO RICO COMMONWEALTH HIGHWAY & TRANSPORTATION AUTHORITY SERIES A
                  (FUEL SALES TAX REVENUE, BANK OF NOVA SCOTIA LOC)+/-ss                   0.20        07/01/2028         2,605,000
                                                                                                                          2,758,000
                                                                                                                    ---------------
TOTAL MUNICIPAL BONDS & NOTES (COST $452,854,500)                                                                       452,854,500
                                                                                                                    ---------------
TOTAL INVESTMENTS IN SECURITIES
   (COST $479,464,500)*                                                        99.94%                                   479,464,500
OTHER ASSETS AND LIABILITIES, NET                                               0.06                                        264,248
                                                                              ------                                ---------------
TOTAL NET ASSETS                                                              100.00%                               $   479,728,748
                                                                              ------                                ---------------

----------
+/- Variable rate investments.

ss These securities are subject to a demand feature which reduces the effective maturity.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

* Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

(o)(o) Credit enhancement is provided by a non-controlled affiliate.

The accompanying notes are an integral part of these financial statements.

                  20 Wells Fargo Advantage Money Market Trusts


                                     Portfolio of Investments--February 28, 2010

MONEY MARKET TRUST

  PRINCIPAL    SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
-------------  ---------------------------------------------------------------------  -------------  -------------  ---------------
AGENCY NOTES - INTEREST BEARING: 0.26%
$ 7,000,000    FHLMC+/-ss                                                                  0.15%       02/02/2012   $     6,989,148
TOTAL AGENCY NOTES - INTEREST BEARING (COST $6,989,148)                                                                   6,989,148
                                                                                                                    ---------------
BANKERS ACCEPTANCE NOTES: 0.53%
DOMESTIC BANKS: 0.53%
    6,000,000  BANK OF AMERICA NA##                                                        0.39        04/08/2010         5,997,467
    2,000,000  BANK OF AMERICA NA##                                                        0.33        05/24/2010         1,998,460
    1,000,000  BANK OF AMERICA NA##                                                        0.19        03/17/2010           999,911
    2,000,000  BANK OF AMERICA NA##                                                        0.19        03/18/2010         1,999,811
    2,000,000  BANK OF AMERICA NA##                                                        0.32        08/20/2010         1,996,942
    1,000,000  BANK OF AMERICA NA##                                                        0.32        08/23/2010           998,444
                                                                                                                         13,991,035
                                                                                                                    ---------------
TOTAL BANKERS ACCEPTANCE NOTES (COST $13,991,035)                                                                        13,991,035
                                                                                                                    ---------------
CERTIFICATES OF DEPOSIT: 10.97%
    5,000,000  ABBEY NATIONAL TREASURY SERVICES+/-                                         0.50        05/05/2010         5,001,950
    5,000,000  ABBEY NATIONAL TREASURY SERVICES+/-                                         0.27        12/10/2010         5,000,000
   26,000,000  ABBEY NATIONAL TREASURY SERVICES+/-                                         0.26        02/14/2011        26,000,000
    2,000,000  ACTS RETIREMENT LIFE COMMUNITIES INCORPORATED                               0.23        03/10/2010         1,999,875
   10,000,000  ALLIED IRISH BANKS NORTH AMERICA INCORPORATED+/-++                          0.25        03/03/2010        10,000,000
   18,000,000  BANCO BILBAO VIZCAYA (LONDON)++                                             0.18        03/18/2010        17,998,385
   15,000,000  BANCO BILBAO VIZCAYA ARGENTARIA (NEW YORK)                                  0.23        04/12/2010        15,000,000
    5,000,000  BARCLAYS BANK PLC (NEW YORK)+/-                                             1.00        06/24/2010         5,000,000
   12,000,000  BARCLAYS BANK PLC (NEW YORK)+/-                                             0.78        11/08/2010        12,000,000
   13,000,000  BARCLAYS BANK PLC (NEW YORK)+/-                                             0.48        01/19/2011        13,000,000
    3,000,000  BNP PARIBAS EURO CD                                                         0.23        04/12/2010         3,000,035
   10,000,000  CALYON (NEW YORK)                                                           0.55        03/22/2010        10,000,291
    8,000,000  CALYON (NEW YORK)                                                           0.25        06/02/2010         8,000,000
    2,000,000  DEXIA CREDIT LOCAL SA                                                       0.95        05/12/2010         2,002,832
    8,000,000  DEXIA DELAWARE                                                              1.00        03/01/2010         8,000,000
    9,000,000  LLOYDS TSB BANK PLC (NEW YORK)+/-                                           0.35        05/10/2010         9,000,000
   16,000,000  LLOYDS TSB BANK PLC (NEW YORK)+/-                                           0.50        07/26/2010        16,000,000
   16,000,000  LLOYDS TSB BANK PLC (NEW YORK)+/-                                           0.46        11/12/2010        16,000,000
    3,000,000  NATIXIS COMMERCIAL PAPER CORPORATION++                                      0.28        04/05/2010         3,000,000
   30,000,000  NORDEA BANK FINLAND (NEW YORK)                                              1.86        04/28/2010        30,071,474
   15,000,000  RABOBANK NEDERLAND NV (NEW YORK)+/-                                         0.23        10/19/2010        15,000,000
    2,000,000  RABOBANK NEDERLAND NV+/-                                                    0.23        01/06/2011         2,000,000
    5,000,000  RABOBANK NEDERLAND NV (NEW YORK)+/-                                         0.23        01/07/2011         5,000,000
   19,000,000  ROYAL BANK SCOTLAND PLC (CONNECTICUT)+/-                                    0.84        07/16/2010        19,000,000
   19,000,000  SOCIETE GENERALE (NEW YORK)+/-                                              0.10        04/05/2010        19,000,000
   14,000,000  SOCIETE GENERALE (NEW YORK)+/-ss                                            0.55        05/05/2011        14,000,000
TOTAL CERTIFICATES OF DEPOSIT (COST $290,074,842)                                                                       290,074,842
                                                                                                                    ---------------
COMMERCIAL PAPER: 54.59%
    2,000,000  ALLIED IRISH BANKS NORTH AMERICA INCORPORATED++##                           0.13        03/02/2010         1,999,986
    7,000,000  ALLIED IRISH BANKS NORTH AMERICA INCORPORATED++##                           0.20        03/04/2010         6,999,848
    6,000,000  ALLIED IRISH BANKS NORTH AMERICA INCORPORATED++##                           0.21        03/05/2010         5,999,827
    6,000,000  AMSTEL FUNDING CORPORATION++(p)##                                           0.00        03/01/2010         6,000,000
    3,000,000  AMSTEL FUNDING CORPORATION++(p)##                                           0.49        03/04/2010         2,999,838
    6,000,000  AMSTEL FUNDING CORPORATION++(p)##                                           0.56        03/15/2010         5,998,600
    8,000,000  AMSTEL FUNDING CORPORATION++(p)##                                           0.56        03/16/2010         7,998,000
    6,000,000  AMSTEL FUNDING CORPORATION++(p)##                                           0.57        03/17/2010         5,998,400
    3,000,000  AMSTEL FUNDING CORPORATION++(p)##                                           0.57        03/18/2010         2,999,150
   15,000,000  AMSTEL FUNDING CORPORATION++(p)##                                           0.79        04/30/2010        14,980,000

                  Wells Fargo Advantage Money Market Trusts 21


Portfolio of Investments--February 28, 2010

MONEY MARKET TRUST

  PRINCIPAL    SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
-------------  ---------------------------------------------------------------------  -------------  -------------  ---------------
COMMERCIAL PAPER (continued)
$   9,000,000  AMSTERDAM FUNDING CORPORATION++(p)##                                        0.16%       03/18/2010   $     8,999,278
    2,000,000  AMSTERDAM FUNDING CORPORATION++(p)##                                        0.15        03/22/2010         1,999,813
    1,000,000  AMSTERDAM FUNDING CORPORATION++(p)##                                        0.17        03/25/2010           999,880
    1,000,000  AMSTERDAM FUNDING CORPORATION++(p)##                                        0.18        04/07/2010           999,815
    7,000,000  AMSTERDAM FUNDING CORPORATION++(p)##                                        0.19        04/19/2010         6,998,190
    1,000,000  AMSTERDAM FUNDING CORPORATION++(p)##                                        0.20        05/03/2010           999,650
   12,000,000  ANGLO IRISH BANK CORPORATION LIMITED++##                                    0.17        03/03/2010        11,999,833
    1,000,000  ANTALIS US FUNDING CORPORATION++(p)##                                       0.14        03/05/2010           999,980
    1,000,000  ANTALIS US FUNDING CORPORATION++##(p)                                       0.17        03/08/2010           999,963
    1,000,000  ANTALIS US FUNDING CORPORATION++##(p)                                       0.20        03/08/2010           999,961
    4,000,000  ANTALIS US FUNDING CORPORATION++(p)##                                       0.17        03/09/2010         3,999,831
    1,000,000  ANTALIS US FUNDING CORPORATION++(p)##                                       0.17        03/24/2010           999,885
    3,000,000  ANTALIS US FUNDING CORPORATION++##(p)                                       0.21        04/08/2010         2,999,303
    2,000,000  ANTALIS US FUNDING CORPORATION++##(p)                                       0.22        04/08/2010         1,999,536
    1,000,000  ANTALIS US FUNDING CORPORATION++(p)##                                       0.22        04/12/2010           999,743
    1,300,000  ANTALIS US FUNDING CORPORATION++(p)##                                       0.21        04/23/2010         1,299,598
    9,000,000  ANZ NATIONAL (INTERNATIONAL) LIMITED+/-++                                   0.38        10/20/2010         9,000,000
   16,000,000  ANZ NATIONAL (INTERNATIONAL) LIMITED+/-++                                   0.32        01/11/2011        16,000,000
    1,025,000  ARABELLA FINANCE LLC++(p)##                                                 0.47        03/18/2010         1,024,758
    2,000,000  ARABELLA FINANCE LLC++(p)##                                                 0.53        05/19/2010         1,997,674
    2,000,000  ARABELLA FINANCE LLC++(p)##                                                 0.53        05/24/2010         1,997,527
    3,000,000  ASB FINANCE LIMITED (LONDON)+/-++                                           0.47        03/08/2010         2,999,685
    6,000,000  ASB FINANCE LIMITED (LONDON)+/-++                                           0.36        12/08/2010         6,000,482
    6,000,000  ASB FINANCE LIMITED (LONDON)+/-++                                           0.36        12/13/2010         6,000,479
    7,000,000  ASB FINANCE LIMITED (LONDON)+/-++                                           0.33        01/10/2011         7,000,000
    7,000,000  ASB FINANCE LIMITED (LONDON)+/-++                                           0.33        01/12/2011         6,999,695
    4,000,000  ASPEN FUNDING CORPORATION++(p)##                                            0.17        03/17/2010         3,999,680
    2,000,000  ASPEN FUNDING CORPORATION++(p)##                                            0.20        04/28/2010         1,999,356
    2,000,000  ATLANTIC ASSET SECURITIZATION CORPORATION++(p)##                            0.15        03/10/2010         1,999,915
    2,000,000  ATLANTIC ASSET SECURITIZATION CORPORATION++(p)##                            0.18        03/18/2010         1,999,821
    3,000,000  ATLANTIC ASSET SECURITIZATION CORPORATION++(p)##                            0.19        04/08/2010         2,999,367
    1,000,000  ATLANTIC ASSET SECURITIZATION CORPORATION++(p)##                            0.20        05/21/2010           999,550
    5,000,000  AUTOBAHN FUNDING COMPANY LLC++(p)##                                         0.00        03/01/2010         5,000,000
    2,000,000  AUTOBAHN FUNDING COMPANY LLC++(p)##                                         0.14        03/02/2010         1,999,985
    9,850,000  AUTOBAHN FUNDING COMPANY LLC++(p)##                                         0.21        03/18/2010         9,848,977
    1,000,000  AUTOBAHN FUNDING COMPANY LLC++(p)##                                         0.26        04/05/2010           999,738
    1,000,000  AUTOBAHN FUNDING COMPANY LLC++(p)##                                         0.27        05/10/2010           999,475
    8,000,000  BANK OF NOVA SCOTIA##                                                       0.18        04/14/2010         7,998,240
    3,274,000  BARTON CAPITAL CORPORATION++(p)##                                           0.17        04/06/2010         3,273,443
    2,000,000  BARTON CAPITAL CORPORATION++(p)##                                           0.19        04/16/2010         1,999,514
    1,000,000  BEETHOVEN FUNDING CORPORATION++(p)##                                        0.20        03/03/2010           999,983
    1,000,000  BEETHOVEN FUNDING CORPORATION++(p)##                                        0.23        03/04/2010           999,975
    3,000,000  BEETHOVEN FUNDING CORPORATION++(p)##                                        0.24        03/05/2010         2,999,900
    3,000,000  BELMONT FUNDING LLC++(p)##                                                  0.23        03/03/2010         2,999,942
   21,000,000  BPCE SA++##                                                                 0.24        03/30/2010        20,995,771
    4,000,000  BPCE SA++##                                                                 0.24        04/06/2010         3,999,000
    1,000,000  CAFCO LLC++(p)##                                                            0.17        03/22/2010           999,895
    9,000,000  CAFCO LLC++(p)##                                                            0.20        05/03/2010         8,996,850
    1,000,000  CANCARA ASSET SECURITISATION LLC++(p)##                                     0.18        03/08/2010           999,961
    9,000,000  CANCARA ASSET SECURITISATION LLC++(p)##                                     0.18        03/11/2010         8,999,500
    2,000,000  CANCARA ASSET SECURITISATION LLC++(p)##                                     0.19        03/15/2010         1,999,844
    5,000,000  CANCARA ASSET SECURITISATION LLC++(p)##                                     0.19        03/22/2010         4,999,417
    4,000,000  CANCARA ASSET SECURITISATION LLC++(p)##                                     0.19        03/23/2010         3,999,511
   11,000,000  CANCARA ASSET SECURITISATION LLC++(p)##                                     0.22        03/30/2010        10,997,962
    2,000,000  CANCARA ASSET SECURITISATION LLC++(p)##                                     0.23        04/05/2010         1,999,533
    1,000,000  CANCARA ASSET SECURITISATION LLC++(p)##                                     0.21        04/07/2010           999,774
    1,000,000  CANCARA ASSET SECURITISATION LLC++(p)##                                     0.23        04/19/2010           999,687

                  22 Wells Fargo Advantage Money Market Trusts


                                     Portfolio of Investments--February 28, 2010

MONEY MARKET TRUST

  PRINCIPAL    SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
-------------  ---------------------------------------------------------------------  -------------  -------------  ---------------
COMMERCIAL PAPER (continued)
$   2,000,000  CANCARA ASSET SECURITISATION LLC++(p)##                                     0.22%       05/11/2010   $     1,999,132
    9,000,000  CANCARA ASSET SECURITISATION LLC++(p)##                                     0.22        05/12/2010         8,996,040
    1,000,000  CANCARA ASSET SECURITISATION LLC++(p)##                                     0.22        05/18/2010           999,523
    5,000,000  CANCARA ASSET SECURITISATION LLC++(p)##                                     0.22        05/20/2010         4,997,556
    3,000,000  CHARTA LLC++(p)##                                                           0.21        03/09/2010         2,999,840
    4,000,000  CHARTA LLC++(p)##                                                           0.19        04/07/2010         3,999,178
    2,000,000  CHARTA LLC++(p)##                                                           0.20        04/12/2010         1,999,533
    2,000,000  CHARTA LLC++(p)##                                                           0.19        04/19/2010         1,999,483
    5,000,000  CHARTA LLC++(p)##                                                           0.20        05/03/2010         4,998,250
    3,750,000  CIESCO LLC++(p)##                                                           0.19        04/05/2010         3,749,271
    4,000,000  CIESCO LLC++(p)##                                                           0.20        05/03/2010         3,998,600
    1,000,000  CIESCO LLC++(p)##                                                           0.20        05/20/2010           999,556
    1,000,000  CIESCO LLC++(p)##                                                           0.20        05/25/2010           999,528
    1,000,000  CIESCO LLC++(p)##                                                           0.20        05/26/2010           999,522
    3,000,000  CITIBANK CREDIT CARD ISSUANCE TRUST++(p)##                                  0.13        03/02/2010         2,999,979
   40,000,000  CITIBANK CREDIT CARD ISSUANCE TRUST++(p)##                                  0.15        03/05/2010        39,999,145
    2,000,000  CITIBANK CREDIT CARD ISSUANCE TRUST++(p)##                                  0.17        03/08/2010         1,999,926
    3,000,000  CLIPPER RECEIVABLES COMPANY LLC++(p)##                                      0.22        04/23/2010         2,999,028
    2,000,000  CONCORD MINUTEMEN CAPITAL COMPANY++(p)##                                    0.00        03/01/2010         2,000,000
   20,000,000  CONCORD MINUTEMEN CAPITAL COMPANY++(p)##                                    0.33        03/03/2010        19,999,444
    1,000,000  CONCORD MINUTEMEN CAPITAL COMPANY++(p)##                                    0.44        04/15/2010           999,438
    1,000,000  CONCORD MINUTEMEN CAPITAL COMPANY++(p)##                                    0.44        04/21/2010           999,363
    1,000,000  CONCORD MINUTEMEN CAPITAL COMPANY++(p)##                                    0.44        05/05/2010           999,188
    1,000,000  CONCORD MINUTEMEN CAPITAL COMPANY++(p)##                                    0.44        05/10/2010           999,125
    3,000,000  CRC FUNDING LLC++(p)##                                                      0.20        04/09/2010         2,999,350
    5,000,000  CRC FUNDING LLC++(p)##                                                      0.20        04/13/2010         4,998,806
    3,000,000  CRC FUNDING LLC++(p)##                                                      0.19        04/14/2010         2,999,303
    1,000,000  CRC FUNDING LLC++(p)##                                                      0.19        04/16/2010           999,757
    5,000,000  CRC FUNDING LLC++(p)##                                                      0.20        04/28/2010         4,998,389
    6,000,000  CRC FUNDING LLC++(p)##                                                      0.20        05/03/2010         5,997,900
    9,000,000  CROWN POINT CAPITAL COMPANY++(p)##                                          0.44        04/09/2010         8,995,613
    2,000,000  CROWN POINT CAPITAL COMPANY++(p)##                                          0.44        04/15/2010         1,998,875
    4,000,000  CROWN POINT CAPITAL COMPANY++(p)##                                          0.44        04/21/2010         3,997,450
    1,000,000  CROWN POINT CAPITAL COMPANY++(p)##                                          0.44        05/05/2010           999,188
    7,000,000  CROWN POINT CAPITAL COMPANY++(p)##                                          0.44        05/06/2010         6,994,225
    1,000,000  CROWN POINT CAPITAL COMPANY++(p)##                                          0.45        05/19/2010           999,013
   10,000,000  CROWN POINT CAPITAL COMPANY++(p)##                                          0.45        05/21/2010         9,989,875
    7,500,000  DANSKE CORPORATION++##                                                      0.19        03/29/2010         7,498,833
    3,100,000  DANSKE CORPORATION++##                                                      0.19        04/07/2010         3,099,363
    5,000,000  DEXIA DELAWARE##                                                            0.14        03/02/2010         4,999,961
   15,000,000  DEXIA DELAWARE##                                                            0.17        03/04/2010        14,999,725
    7,000,000  DEXIA DELAWARE##                                                            0.25        03/10/2010         6,999,510
    7,000,000  DEXIA DELAWARE##                                                            0.26        03/12/2010         6,999,390
    2,000,000  DNB NOR BANK ASA++##                                                        0.27        05/25/2010         1,998,725
    3,000,000  DNB NOR BANK ASA++##                                                        0.27        05/28/2010         2,998,020
    3,000,000  E.ON AG++##                                                                 0.23        05/18/2010         2,998,505
    6,000,000  EBBETS FUNDING LLC++(p)##                                                   0.48        03/23/2010         5,998,167
    3,000,000  EBBETS FUNDING LLC++(p)##                                                   0.48        03/25/2010         2,999,000
    3,000,000  EBBETS FUNDING LLC++(p)##                                                   0.48        03/26/2010         2,998,958
    1,000,000  ELYSIAN FUNDING LLC++(p)##                                                  0.36        03/05/2010           999,950
    3,000,000  ELYSIAN FUNDING LLC++(p)##                                                  0.40        03/09/2010         2,999,700
    1,000,000  ELYSIAN FUNDING LLC++(p)##                                                  0.43        03/19/2010           999,775
    3,000,000  ENI COORDINATION CENTER SA++##                                              0.12        03/03/2010         2,999,970
    2,000,000  ENTERPRISE FUNDING LLC++(p)##                                               0.17        03/18/2010         1,999,830
    1,000,000  ENTERPRISE FUNDING LLC++(p)##                                               0.22        04/12/2010           999,743
    2,000,000  ENTERPRISE FUNDING LLC++(p)##                                               0.19        04/21/2010         1,999,462
   29,000,000  ENTERPRISE FUNDING LLC++(p)##                                               0.21        05/26/2010        28,985,105
      500,000  ERASMUS CAPITAL CORPORATION++(p)##                                          0.00        03/01/2010           500,000
    3,000,000  ERASMUS CAPITAL CORPORATION++(p)##                                          0.15        03/05/2010         2,999,937

                  Wells Fargo Advantage Money Market Trusts 23


Portfolio of Investments--February 28, 2010

MONEY MARKET TRUST

  PRINCIPAL    SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
-------------  ---------------------------------------------------------------------  -------------  -------------  ---------------
COMMERCIAL PAPER (continued)
$   1,000,000  ERASMUS CAPITAL CORPORATION++(p)##                                          0.17%       03/10/2010   $       999,953
    1,000,000  ERASMUS CAPITAL CORPORATION++(p)##                                          0.21        03/25/2010           999,853
    8,000,000  ERASMUS CAPITAL CORPORATION++(p)##                                          0.22        04/09/2010         7,998,007
    3,000,000  ERASMUS CAPITAL CORPORATION++(p)##                                          0.24        04/22/2010         2,998,960
    4,000,000  FAIRWAY FINANCE CORPORATION++(p)##                                          0.15        03/11/2010         3,999,811
    2,000,000  FAIRWAY FINANCE CORPORATION++(p)##                                          0.19        04/05/2010         1,999,611
   10,000,000  FORTIS FUNDING LLC++##                                                      0.21        05/21/2010         9,995,275
    2,750,000  GDF SUEZ++##                                                                0.17        03/19/2010         2,749,753
    1,000,000  GDF SUEZ++##                                                                0.17        03/22/2010           999,895
    1,000,000  GDF SUEZ++##                                                                0.17        03/23/2010           999,890
    4,000,000  GEMINI SECURITIZATION CORPORATION LLC++(p)##                                0.18        04/19/2010         3,999,006
    3,000,000  GEMINI SECURITIZATION CORPORATION LLC++(p)##                                0.18        04/26/2010         2,999,160
    4,000,000  GEMINI SECURITIZATION CORPORATION LLC++(p)##                                0.19        04/29/2010         3,998,722
    2,000,000  GOTHAM FUNDING CORPORATION++(p)##                                           0.11        03/03/2010         1,999,981
    3,000,000  GOTHAM FUNDING CORPORATION++(p)##                                           0.17        03/23/2010         2,999,670
    6,000,000  GOTHAM FUNDING CORPORATION++(p)##                                           0.17        03/24/2010         5,999,310
   10,000,000  GOVCO LLC++(p)##                                                            0.00        03/01/2010        10,000,000
    5,000,000  GOVCO LLC++(p)##                                                            0.23        03/16/2010         4,999,500
    1,000,000  GOVCO LLC++(p)##                                                            0.20        04/15/2010           999,750
    2,000,000  GOVCO LLC++(p)##                                                            0.20        04/21/2010         1,999,433
    3,000,000  GOVCO LLC++(p)##                                                            0.20        04/26/2010         2,999,067
    2,000,000  GOVCO LLC++(p)##                                                            0.20        04/27/2010         1,999,367
    3,000,000  GOVCO LLC++(p)##                                                            0.20        04/28/2010         2,999,033
    1,000,000  GOVCO LLC++(p)##                                                            0.20        05/18/2010           999,567
    1,000,000  GRAMPIAN FUNDING++(p)##                                                     0.29        03/17/2010           999,862
    4,000,000  GRAMPIAN FUNDING++(p)##                                                     0.21        03/19/2010         3,999,560
    2,000,000  GRAMPIAN FUNDING++(p)##                                                     0.29        04/01/2010         1,999,483
   11,000,000  GRAMPIAN FUNDING++(p)##                                                     0.30        04/08/2010        10,996,454
    1,000,000  GRAMPIAN FUNDING++(p)##                                                     0.28        04/13/2010           999,654
    1,000,000  GRAMPIAN FUNDING++(p)##                                                     0.28        04/15/2010           999,638
   10,000,000  GRAMPIAN FUNDING++(p)##                                                     0.26        04/22/2010         9,996,244
    8,000,000  GRAMPIAN FUNDING++(p)##                                                     0.26        04/23/2010         7,996,938
    3,000,000  GRAMPIAN FUNDING++(p)##                                                     0.26        05/20/2010         2,998,267
    1,600,000  ICICI BANK LIMITED (BAHRAIN)##                                              0.71        03/09/2010         1,599,716
    2,000,000  ICICI BANK LIMITED (BAHRAIN)##                                              0.23        03/15/2010         1,999,806
      500,000  ICICI BANK LIMITED (BAHRAIN)##                                              0.50        07/15/2010           499,056
    5,000,000  ICICI BANK LIMITED (BAHRAIN)##                                              0.50        08/05/2010         4,989,097
    2,000,000  ING USA FUNDING LLC##                                                       0.16        03/12/2010         1,999,896
      500,000  ING USA FUNDING LLC##                                                       0.16        03/16/2010           499,965
    1,000,000  ING USA FUNDING LLC##                                                       0.24        03/19/2010           999,875
    6,000,000  INTESA FUNDING LLC##                                                        0.15        03/11/2010         5,999,733
    7,000,000  KITTY HAWK FUNDING CORPORATION++(p)##                                       0.24        03/19/2010         6,999,125
   17,200,000  KITTY HAWK FUNDING CORPORATION++(p)##                                       0.21        05/24/2010        17,191,311
    5,000,000  LEGACY CAPITAL LLC++(p)##                                                   0.44        04/13/2010         4,997,313
    2,000,000  LEXINGTON PARKER CAPITAL++(p)##                                             0.40        03/05/2010         1,999,889
    3,000,000  LEXINGTON PARKER CAPITAL++(p)##                                             0.44        04/16/2010         2,998,275
    1,000,000  LEXINGTON PARKER CAPITAL++(p)##                                             0.44        04/21/2010           999,363
    1,000,000  LEXINGTON PARKER CAPITAL++(p)##                                             0.44        05/05/2010           999,188
    7,000,000  LEXINGTON PARKER CAPITAL++(p)##                                             0.44        05/07/2010         6,994,138
    2,000,000  LEXINGTON PARKER CAPITAL++(p)##                                             0.44        05/11/2010         1,998,225
    4,000,000  LIBERTY STREET FUNDING LLC++(p)##                                           0.00        03/01/2010         4,000,000
    1,000,000  LIBERTY STREET FUNDING LLC++(p)##                                           0.19        05/04/2010           999,662
    2,000,000  LIBERTY STREET FUNDING LLC++(p)##                                           0.20        05/05/2010         1,999,278
    4,000,000  LMA AMERICAS LLC++(p)##                                                     0.14        03/05/2010         3,999,924
    3,000,000  LMA AMERICAS LLC++(p)##                                                     0.17        03/22/2010         2,999,685
    2,000,000  LMA AMERICAS LLC++(p)##                                                     0.17        03/23/2010         1,999,780
    5,000,000  LMA AMERICAS LLC++(p)##                                                     0.19        04/14/2010         4,998,839
    3,000,000  LOS ANGELES CA DEPARTMENT OF AIRPORTS##                                     0.25        05/03/2010         2,998,688

                  24 Wells Fargo Advantage Money Market Trusts


                                     Portfolio of Investments--February 28, 2010

MONEY MARKET TRUST

  PRINCIPAL    SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
-------------  ---------------------------------------------------------------------  -------------  -------------  ---------------
COMMERCIAL PAPER (continued)
$   3,000,000  LOUIS DREYFUS CORPORATION##                                                 0.00%       03/01/2010   $     3,000,000
    1,000,000  LOUIS DREYFUS CORPORATION##                                                 0.31        04/09/2010           999,653
    1,000,000  LOUIS DREYFUS CORPORATION##                                                 0.31        04/16/2010           999,591
    2,500,000  LOUIS DREYFUS CORPORATION##                                                 0.31        04/16/2010         2,498,978
   11,000,000  LOUIS DREYFUS CORPORATION##                                                 0.32        04/27/2010        10,994,427
    1,000,000  MARKET STREET FUNDING LLC++(p)##                                            0.19        03/05/2010           999,979
    1,000,000  MARKET STREET FUNDING LLC++(p)##                                            0.18        03/18/2010           999,910
    7,000,000  MATCHPOINT MASTER TRUST++(p)##                                              0.19        04/06/2010         6,998,600
    1,000,000  MATCHPOINT MASTER TRUST++(p)##                                              0.20        05/24/2010           999,533
    4,000,000  MONT BLANC CAPITAL CORPORATION++(p)##                                       0.15        03/09/2010         3,999,849
    9,000,000  MONT BLANC CAPITAL CORPORATION++(p)##                                       0.20        03/09/2010         8,999,560
    5,000,000  MONT BLANC CAPITAL CORPORATION++(p)##                                       0.18        03/12/2010         4,999,695
    1,000,000  MONT BLANC CAPITAL CORPORATION++(p)##                                       0.18        03/16/2010           999,921
    2,000,000  MONT BLANC CAPITAL CORPORATION++(p)##                                       0.17        03/25/2010         1,999,760
    4,000,000  MONT BLANC CAPITAL CORPORATION++(p)##                                       0.20        05/12/2010         3,998,400
   15,000,000  NATIONWIDE BUILDING SOCIETY++##                                             0.39        04/05/2010        14,994,167
    2,000,000  NATIONWIDE BUILDING SOCIETY++##                                             0.20        04/15/2010         1,999,500
    4,000,000  NATIONWIDE BUILDING SOCIETY++##                                             0.20        04/16/2010         3,998,978
   25,000,000  NATIXIS COMMERCIAL PAPER CORPORATION++##                                    0.26        05/18/2010        24,985,917
    6,000,000  NATIXIS US FINANCE COMPANY##                                                0.15        03/02/2010         5,999,950
    2,000,000  NATIXIS US FINANCE COMPANY##                                                0.26        04/13/2010         1,999,367
   12,000,000  NATIXIS US FINANCE COMPANY##                                                0.28        05/06/2010        11,993,840
    1,000,000  NEWPORT FUNDING CORPORATION++(p)##                                          0.17        03/23/2010           999,890
    3,000,000  NEWPORT FUNDING CORPORATION++(p)##                                          0.18        03/26/2010         2,999,604
    4,000,000  NIEUW AMSTERDAM RECEIVABLES CORPORATION++(p)##                              0.19        03/18/2010         3,999,622
    3,000,000  NIEUW AMSTERDAM RECEIVABLES CORPORATION++(p)##                              0.20        04/14/2010         2,999,267
    1,000,000  OAKLAND-ALAMEDA COUNTY##                                                    0.20        03/02/2010         1,000,000
   12,540,000  PORT OF OAKLAND CALIFORNIA##                                                0.23        04/08/2010        12,536,943
   19,000,000  PRUDENTIAL PLC++##                                                          0.24        05/25/2010        18,989,233
    4,000,000  RANGER FUNDING COMPANY LLC++(p)##                                           0.24        03/19/2010         3,999,500
    4,000,000  RANGER FUNDING COMPANY LLC++(p)##                                           0.22        04/21/2010         3,998,753
    2,000,000  RANGER FUNDING COMPANY LLC++(p)##                                           0.20        05/03/2010         1,999,300
    1,000,000  RANGER FUNDING COMPANY LLC++(p)##                                           0.21        05/26/2010           999,498
    4,000,000  REGENCY MARKETS #1 LLC++(p)##                                               0.13        03/05/2010         3,999,929
    1,000,000  REGENCY MARKETS #1 LLC++(p)##                                               0.16        03/08/2010           999,965
    7,000,000  REGENCY MARKETS #1 LLC++(p)##                                               0.17        03/22/2010         6,999,265
      750,000  REGENCY MARKETS #1 LLC++(p)##                                               0.17        03/24/2010           749,914
    2,000,000  RHEIN-MAIN SECURITY LIMITED++(p)##                                          0.18        03/05/2010         1,999,951
    2,000,000  RHEIN-MAIN SECURITY LIMITED++(p)##                                          0.18        03/26/2010         1,999,736
    1,000,000  RHEIN-MAIN SECURITY LIMITED++(p)##                                          0.23        03/29/2010           999,813
   13,600,000  RHEIN-MAIN SECURITY LIMITED++(p)##                                          0.22        03/30/2010        13,597,480
    3,000,000  RHEIN-MAIN SECURITY LIMITED++(p)##                                          0.28        05/20/2010         2,998,133
    2,000,000  RHEINGOLD SECURITIZATION++(p)##                                             0.29        03/31/2010         1,999,500
    3,000,000  RHEINGOLD SECURITIZATION++(p)##                                             0.24        04/12/2010         2,999,125
    1,000,000  RHEINGOLD SECURITIZATION++(p)##                                             0.23        04/20/2010           999,681
    2,000,000  ROMULUS FUNDING CORPORATION++(p)##                                          0.31        03/05/2010         1,999,931
    1,000,000  ROMULUS FUNDING CORPORATION++(p)##                                          0.29        03/09/2010           999,927
    1,000,000  ROMULUS FUNDING CORPORATION++(p)##                                          0.25        03/15/2010           999,895
    1,000,000  ROMULUS FUNDING CORPORATION++(p)##                                          0.26        03/25/2010           999,820
    1,000,000  ROMULUS FUNDING CORPORATION++(p)##                                          0.29        03/26/2010           999,792
    1,000,000  ROMULUS FUNDING CORPORATION++(p)##                                          0.29        03/30/2010           999,758
    1,000,000  ROMULUS FUNDING CORPORATION++(p)##                                          0.29        04/20/2010           999,583
    1,000,000  ROMULUS FUNDING CORPORATION++(p)##                                          0.32        05/18/2010           999,307
    7,000,000  ROYAL KPN NV++(p)+/-                                                        0.21        03/23/2010         6,999,102
    2,000,000  ROYAL KPN NV++(p)+/-                                                        0.20        04/14/2010         1,999,511
   11,000,000  ROYAL KPN NV++(p)+/-                                                        0.20        06/01/2010        10,994,378
   13,000,000  ROYAL PARK INVESTMENT FUNDING CORPORATION++(p)##                            0.21        03/25/2010        12,998,180

                  Wells Fargo Advantage Money Market Trusts 25


Portfolio of Investments--February 28, 2010

MONEY MARKET TRUST

  PRINCIPAL    SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
-------------  ---------------------------------------------------------------------  -------------  -------------  ---------------
COMMERCIAL PAPER (continued)
$   2,000,000  SALISBURY RECEIVABLES COMPANY LLC++(p)##                                    0.17%       03/18/2010   $     1,999,830
    4,000,000  SALISBURY RECEIVABLES COMPANY LLC++(p)##                                    0.20        05/03/2010         3,998,600
    9,000,000  SANTANDER CENTRAL HISPANO FINANCE (DELAWARE) INCORPORATED##                 0.60        06/15/2010         8,984,100
    3,000,000  SCALDIS CAPITAL LLC++(p)##                                                  0.16        03/08/2010         2,999,895
    2,000,000  SCALDIS CAPITAL LLC++(p)##                                                  0.21        03/23/2010         1,999,731
    4,000,000  SCALDIS CAPITAL LLC++(p)##                                                  0.22        04/09/2010         3,999,003
    2,000,000  SCALDIS CAPITAL LLC++(p)##                                                  0.23        04/12/2010         1,999,463
    4,000,000  SCALDIS CAPITAL LLC++(p)##                                                  0.22        04/13/2010         3,998,949
      500,000  SCALDIS CAPITAL LLC++(p)##                                                  0.22        04/15/2010           499,863
    4,000,000  SCALDIS CAPITAL LLC++(p)##                                                  0.22        04/19/2010         3,998,802
    2,000,000  SCALDIS CAPITAL LLC++(p)##                                                  0.22        04/28/2010         1,999,291
    5,000,000  SCALDIS CAPITAL LLC++(p)##                                                  0.22        04/29/2010         4,998,197
    9,000,000  SCALDIS CAPITAL LLC++(p)##                                                  0.22        05/05/2010         8,996,425
    2,000,000  SHEFFIELD RECEIVABLES CORPORATION++(p)##                                    0.18        04/08/2010         1,999,620
    2,000,000  SHEFFIELD RECEIVABLES CORPORATION++(p)##                                    0.19        04/13/2010         1,999,546
    4,000,000  SHEFFIELD RECEIVABLES CORPORATION++(p)##                                    0.19        04/19/2010         3,998,966
    2,000,000  SHEFFIELD RECEIVABLES CORPORATION++(p)##                                    0.19        04/29/2010         1,999,377
    3,600,000  SHEFFIELD RECEIVABLES CORPORATION++(p)##                                    0.20        05/06/2010         3,598,680
   16,000,000  SOCIETE DE PRISE PARTICIPATION DE L'ETAT++##                                0.19        05/11/2010        15,994,004
    5,000,000  SOCIETE DE PRISE PARTICIPATION DE L'ETAT++##                                0.20        05/18/2010         4,997,779
   11,000,000  SOCIETE FINANCEMENT DE L'ECONOMIE FRANCAISE##                               0.24        04/07/2010        10,997,287
   10,105,000  SOCIETE FINANCEMENT DE L'ECONOMIE FRANCAISE##                               0.25        04/07/2010        10,102,456
    7,500,000  SOLITAIRE FUNDING LLC++(p)##                                                0.20        03/26/2010         7,498,906
    6,000,000  SOLITAIRE FUNDING LLC++(p)##                                                0.23        04/06/2010         5,998,560
    2,000,000  SOLITAIRE FUNDING LLC++(p)##                                                0.23        04/08/2010         1,999,493
    7,000,000  SOLITAIRE FUNDING LLC++(p)##                                                0.23        04/20/2010         6,997,764
    5,000,000  SOLITAIRE FUNDING LLC++(p)##                                                0.24        04/22/2010         4,998,267
    6,000,000  SOLITAIRE FUNDING LLC++(p)##                                                0.25        05/20/2010         5,996,667
   17,000,000  SOLITAIRE FUNDING LLC++(p)##                                                0.25        05/26/2010        16,989,847
    4,000,000  STARBIRD FUNDING CORPORATION++(p)##                                         0.20        04/09/2010         3,999,133
    1,000,000  STARBIRD FUNDING CORPORATION++(p)##                                         0.20        05/11/2010           999,606
   14,000,000  STARBIRD FUNDING CORPORATION++(p)##                                         0.21        05/25/2010        13,993,058
    3,000,000  SUMITOMO TRUST & BANKING COMPANY##                                          0.13        03/03/2010         2,999,967
    1,000,000  SURREY FUNDING CORPORATION++(p)##                                           0.19        04/13/2010           999,773
    1,000,000  SURREY FUNDING CORPORATION++(p)##                                           0.20        04/21/2010           999,717
    3,000,000  SURREY FUNDING CORPORATION++(p)##                                           0.20        04/26/2010         2,999,067
    9,000,000  SVENSKA HANDELSBANKEN INCORPORATED##                                        0.20        04/08/2010         8,998,148
    1,000,000  TASMAN FUNDING INCORPORATED++(p)##                                          0.23        03/12/2010           999,924
    2,000,000  TASMAN FUNDING INCORPORATED++(p)##                                          0.20        03/17/2010         1,999,813
    3,000,000  TASMAN FUNDING INCORPORATED++(p)##                                          0.24        04/14/2010         2,999,107
    4,000,000  THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++(p)##                   0.17        03/22/2010         3,999,580
    2,000,000  THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++(p)##                   0.19        04/19/2010         1,999,483
    1,000,000  THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++(p)##                   0.19        04/26/2010           999,704
   11,000,000  THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++(p)##                   0.24        06/07/2010        10,992,705
    3,000,000  THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++(p)##                   0.17        03/24/2010         2,999,655
    1,000,000  THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++(p)##                   0.20        04/07/2010           999,794
    3,000,000  THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++(p)##                   0.20        04/09/2010         2,999,350
    3,000,000  THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++(p)##                   0.23        03/15/2010         2,999,732
    1,000,000  TICONDEROGA FUNDING LLC++(p)##                                              0.09        03/02/2010           999,995
   17,000,000  TICONDEROGA FUNDING LLC++(p)##                                              0.18        03/29/2010        16,997,488
    2,000,000  TICONDEROGA FUNDING LLC++(p)##                                              0.19        04/26/2010         1,999,409
   16,000,000  TOTAL CAPITAL CANADA LIMITED++##                                            0.19        05/26/2010        15,992,738
   14,750,000  TOYOTA MOTOR CREDIT CORPORATION##                                           0.24        03/19/2010        14,748,156
    7,000,000  TOYOTA MOTOR CREDIT CORPORATION##                                           0.24        03/29/2010         6,998,639
    3,600,000  TOYOTA MOTOR CREDIT CORPORATION##                                           0.19        04/21/2010         3,599,031
    2,000,000  TOYOTA MOTOR CREDIT CORPORATION##                                           0.19        04/22/2010         1,999,451
    5,000,000  TOYOTA MOTOR CREDIT CORPORATION##                                           0.21        04/26/2010         4,998,367

                  26 Wells Fargo Advantage Money Market Trusts


                                     Portfolio of Investments--February 28, 2010

MONEY MARKET TRUST

  PRINCIPAL    SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
-------------  ---------------------------------------------------------------------  -------------  -------------  ---------------
COMMERCIAL PAPER (continued)
$  12,000,000  TOYOTA MOTOR CREDIT CORPORATION##                                           0.23%       05/05/2010   $    11,995,017
    2,000,000  TULIP FUNDING CORPORATION++(p)##                                            0.15        03/10/2010         1,999,915
    5,000,000  TULIP FUNDING CORPORATION++(p)##                                            0.19        04/08/2010         4,998,997
    3,551,000  TULIP FUNDING CORPORATION++(p)##                                            0.20        04/09/2010         3,550,231
    3,000,000  UBS FINANCE DELAWARE LLC##                                                  0.26        04/05/2010         2,999,213
    8,000,000  UNICREDIT DELAWARE INCORPORATED++##                                         0.19        03/03/2010         7,999,871
   10,000,000  UNICREDIT DELAWARE INCORPORATED++##                                         0.21        03/15/2010         9,999,183
   11,000,000  UNICREDITO ITALIANO BANK IRELAND++##                                        0.30        04/06/2010        10,996,700
    1,000,000  VERSAILLES COMMERCIAL PAPER LLC++(p)##                                      0.28        03/05/2010           999,961
   12,326,856  VICTORIA FINANCE LLC++##(a)(i)####                                          0.00        09/30/2010         7,519,355
    2,000,000  VICTORY RECEIVABLES CORPORATION++(p)##                                      0.13        03/04/2010         1,999,972
    2,000,000  VICTORY RECEIVABLES CORPORATION++(p)##                                      0.14        03/08/2010         1,999,938
    3,000,000  VICTORY RECEIVABLES CORPORATION++(p)##                                      0.14        03/09/2010         2,999,893
    8,000,000  WESTPAC SECURITIES NZ LIMITED+/-++                                          0.30        08/20/2010         8,000,000
    8,000,000  WESTPAC SECURITIES NZ LIMITED+/-++                                          0.35        11/05/2010         8,000,000
    2,000,000  WINDMILL FUNDING CORPORATION++(p)##                                         0.16        03/18/2010         1,999,839
    1,000,000  WINDMILL FUNDING CORPORATION++(p)##                                         0.18        04/07/2010           999,815
    3,000,000  YORKTOWN CAPITAL LLC++(p)##                                                 0.24        03/19/2010         2,999,625
    2,000,000  YORKTOWN CAPITAL LLC++(p)##                                                 0.22        04/12/2010         1,999,487
    3,000,000  YORKTOWN CAPITAL LLC++(p)##                                                 0.23        04/20/2010         2,999,042
    5,000,000  YORKTOWN CAPITAL LLC++(p)##                                                 0.20        05/10/2010         4,998,056
TOTAL COMMERCIAL PAPER (COST $1,448,763,682)                                                                          1,443,956,225
                                                                                                                    ---------------
CORPORATE BONDS & NOTES: 3.25%
    1,435,000  ACTS RETIREMENT LIFE COMMUNITIES INCORPORATEDss                             0.23        11/15/2029         1,435,000
   23,000,000  BANK OF AMERICA CORPORATION+/-ss                                            1.08        12/02/2011        23,355,105
    4,000,000  BBVA US SENIOR SAU+/-++                                                     0.30        03/12/2010         4,000,059
    5,000,000  BERKSHIRE HATHAWAY INCORPORATED+/-                                          0.23        02/10/2011         5,000,000
    7,000,000  CITIBANK NA+/-                                                              0.30        09/30/2010         7,000,000
   20,000,000  COMMONWEALTH BANK (AUSTRALIA)+/-++                                          0.36        06/04/2010        20,000,000
    9,000,000  COMMONWEALTH BANK (AUSTRALIA)+/-++                                          0.35        06/24/2010         9,000,000
      500,000  DANSKE BANK A/S                                                             1.53        04/24/2010           500,928
      967,000  GBG LLC++ss                                                                 0.30        09/01/2027           967,000
    5,000,000  GENERAL ELECTRIC CAPITAL CORPORATION+/-ss                                   1.19        12/09/2011         5,088,804
    1,980,000  LTF REAL ESTATE VRDN I LLC++ss                                              0.25        06/01/2033         1,980,000
    1,000,000  MORGAN STANLEY+/-ss                                                         1.11        12/01/2011         1,015,951
    6,000,000  PNC FUNDING CORPORATION+/-ss                                                0.53        06/22/2011         6,026,104
      700,000  SEARIVER MARITIME INCORPORATED(i)ss                                         0.60        10/01/2011           700,000
TOTAL CORPORATE BONDS & NOTES (COST $86,068,951)                                                                         86,068,951
                                                                                                                    ---------------
MEDIUM TERM NOTES: 1.13%
    5,000,000  BNP PARIBAS+/-                                                              0.58        03/10/2010         5,000,463
    4,000,000  EKSPORTFINANS ASA+/-                                                        0.70        06/11/2010         4,000,000
    5,000,000  EKSPORTFINANS ASA+/-                                                        0.32        09/22/2010         5,000,000
   11,000,000  JPMORGAN CHASE BANK+/-                                                      0.29        05/07/2010        11,001,375
    5,000,000  US BANCORP+/-                                                               0.66        06/04/2010         5,005,997
TOTAL MEDIUM TERM NOTES (COST $30,007,835)                                                                               30,007,835
                                                                                                                    ---------------
MUNICIPAL BONDS & NOTES: 9.12%
    1,000,000  ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATION CALIFORNIA CROSSING
                  APARTMENTS SERIES A (HOUSING REVENUE, FNMA INSURED)+/-ss                 0.17        12/15/2037         1,000,000
    7,900,000  ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATION CALIFORNIA JEWISH
                  HOME SAN FRANCISCO (OTHER REVENUE, ALLIED IRISH BANK PLC
                  LOC)+/-ss                                                                0.25        11/15/2035         7,900,000
    5,000,000  ARIZONA SPORTS & TOURISM AUTHORITY MULTIPURPOSE STADIUM
                  (OTHER REVENUE, ALLIED IRISH BANK PLC LOC)+/-ss                          0.50        07/01/2036         5,000,000

                  Wells Fargo Advantage Money Market Trusts 27


Portfolio of Investments--February 28, 2010

MONEY MARKET TRUST

  PRINCIPAL    SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
-------------  ---------------------------------------------------------------------  -------------  -------------  ---------------
MUNICIPAL BONDS & NOTES (continued)
$   2,000,000  CALCASIEU PARISH LA INCORPORATED INDUSTRIAL DEVELOPMENT BOARD
                  ENVIRONMENTAL REVENUE CITGO PETROLEUM CORPORATION (IDR, NATIXIS
                  LOC)+/-ss                                                                0.13%       07/01/2026   $     2,000,000
    2,000,000  CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY (COLLEGE & UNIVERSITY
                  REVENUE, BANK OF AMERICA NA LOC)+/-ss                                    0.18        10/01/2043         2,000,000
    2,500,000  CALIFORNIA MUNICIPAL FINANCE AUTHORITY ALLIED WASTE NORTH AMERICA
                  SERIES A (OTHER REVENUE, BANK OF AMERICA NA LOC)+/-ss                    0.25        07/01/2024         2,500,000
    8,000,000  CALIFORNIA PCFA (IDR, JPMORGAN CHASE BANK LOC)+/-ss                         0.14        11/01/2026         8,000,000
    2,100,000  CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES C 7
                  (ELECTRIC, POWER & LIGHT REVENUE, AGM INSURED)+/-ss                      0.25        05/01/2022         2,100,000
    1,000,000  CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES C1
                  (POWER REVENUE, DEXIA CREDIT LOCAL DE FRANCE LOC)+/-ss                   0.19        05/01/2022         1,000,000
    4,000,000  CALIFORNIA STATE DWR POWER SUPPLY SUBSERIES G 6 (WATER REVENUE, AGM
                  INSURED)+/-ss                                                            0.16        05/01/2017         4,000,000
    4,000,000  CALIFORNIA STATEWIDE CDA AZUSA PACIFIC UNIVERSITY PROJECT
                  (COLLEGE & UNIVERSITY REVENUE, ALLIED IRISH BANK PLC LOC)+/-ss           0.49        04/01/2039         4,000,000
    2,500,000  CALIFORNIA STATEWIDE CDA PRAVILLIONS APARTMENTS SERIES M (MFHR, FNMA
                  INSURED)+/-ss                                                            0.19        08/15/2034         2,500,000
    1,000,000  CAMARILLO CA MFHR HACIENDA DE CAMARILLO PROJECT (MFHR, FNMA
                  INSURED)+/-ss                                                            0.18        10/15/2026         1,000,000
    2,815,000  CLARKSVILLE TN PUBLIC BUILDING AUTHORITY TENNESSEE MUNICIPAL BUILDING
                  FUND (OTHER REVENUE, BANK OF AMERICA NA LOC)+/-ss                        0.16        11/01/2035         2,815,000
    5,000,000  CLARKSVILLE TN PUBLIC BUILDING AUTHORITY TENNESSEE MUNICIPAL BUILDING
                  FUND (OTHER REVENUE, BANK OF AMERICA NA LOC)+/-ss                        0.16        02/01/2038         5,000,000
    4,800,000  CLEVELAND-CUYAHOGA COUNTY OH PORT AUTHORITY CARNEGIE 89 GARAGE PROJECT
                  (OTHER REVENUE, JPMORGAN CHASE BANK LOC)+/-ss                            0.18        01/01/2037         4,800,000
    2,945,000  COLORADO HOUSING & FINANCE AUTHORITY CLASS I-B1
                  (HOUSING REVENUE, GO OF AUTHORITY INSURED)+/-ss                          0.23        10/01/2038         2,945,000
    5,990,000  COLORADO HOUSING & FINANCE AUTHORITY TAXABLE MULTIFAMILY PROJECT B II
                  (HOUSING REVENUE, FNMA INSURED)+/-ss                                     0.22        05/01/2049         5,990,000
    1,000,000  CONTRA COSTA COUNTY CA CREEKVIEW APARTMENTS SERIES B (MFHR, FHLMC
                  INSURED)+/-ss                                                            0.17        07/01/2036         1,000,000
      600,000  COOK COUNTY IL (OTHER REVENUE, HARRIS TRUST SAVINGS BANK LOC)+/-ss          0.23        11/01/2030           600,000
      400,000  COOK COUNTY IL (OTHER REVENUE, NORTHERN TRUST CORPORATION LOC)+/-ss         0.23        11/01/2030           400,000
   13,000,000  DENVER CO CITY & COUNTY SCHOOL DISTRICT TAXABLE SERIES A
                  (LEASE REVENUE, AGM INSURED)+/-ss                                        0.31        12/15/2037        13,000,000
    3,000,000  DISTRICT OF COLUMBIA THE AMERICAN UNIVERSITY
                  (MISCELLANEOUS REVENUE, PNC BANK NA LOC)+/-ss                            0.17        04/01/2038         3,000,000
    1,000,000  DOYLESTOWN HOSPITAL AUTHORITY SERIES B (HFFA, PNC BANK NA LOC)+/-ss         0.17        07/01/2037         1,000,000
    2,000,000  ESCAMBIA COUNTY FL HEALTH FACILITIES AUTHORITY AZALEA TRACE
                  INCORPORATED SERIES B (HCFR, BANK OF AMERICA NA LOC)+/-ss                0.13        11/15/2029         2,000,000
    3,500,000  HOUSTON TX UTILITY SYSTEM FIRST LIEN B3 (WATER & SEWER
                  REVENUE, BANK OF AMERICA NA LOC)+/-ss                                    0.19        05/15/2034         3,500,000
   11,000,000  HOUSTON TX UTILITY SYSTEM SERIES B1 (WATER REVENUE, BANK
                  OF AMERICA NA LOC)+/-ss                                                  0.18        05/15/2034        11,000,000
    1,000,000  HOUSTON TX UTILITY SYSTEM SERIES B4 (WATER & SEWER REVENUE,
                  BANK OF AMERICA NA LOC)+/-ss                                             0.19        05/15/2034         1,000,000
    5,000,000  HOUSTON TX UTILITY SYSTEM SERIES B5 (WATER & SEWER REVENUE,
                  BANK OF AMERICA NA LOC)+/-ss                                             0.19        05/15/2034         5,000,000
    2,000,000  ILLINOIS FINANCE AUTHORITY PROVENA HEALTH SERIES B
                  (HOSPITAL REVENUE, JPMORGAN CHASE BANK LOC)+/-ss                         0.14        08/15/2044         2,000,000
      295,000  KING COUNTY WA HOUSING AUTHORITY SERIES A (HOUSING REVENUE, FHLMC
                  INSURED)+/-ss                                                            0.20        07/01/2035           295,000
      500,000  LOS ANGELES CA COMMUNITY RDA ACADEMY VILLAGE APARTMENTS
                  (HOUSING REVENUE, FHLMC INSURED)+/-ss                                    0.19        10/01/2019           500,000
    3,000,000  LOS ANGELES COUNTY CA HOUSING AUTHORITY MFHR BONDS
                  (HOUSING REVENUE, FHLMC INSURED)+/-ss                                    0.28        09/01/2030         3,000,000
    1,475,000  MASSACHUSETTS DEVELOPMENT FINANCE AGENCY BABSON COLLEGE B
                  (OTHER REVENUE, CITIBANK NA LOC)+/-ss                                    0.20        10/01/2031         1,475,000
    3,000,000  METROPOLITAN GOVERNMENT NASHVILLE & DAVIDSON COUNTY TN WEATHERLY
                  RIDGE APARTMENTS (HOUSING REVENUE, US BANK NA LOC)+/-ss                  0.22        12/01/2041         3,000,000
    3,000,000  MIDLOTHIAN INDUSTRIAL DEVELOPMENT CORPORATION (IDR, UBS AG LOC)+/-ss        0.17        08/01/2034         3,000,000
   12,065,000  MISSISSIPPI STATE TAXABLE NISSAN PROJECT A (OTHER REVENUE, BANK OF
                  AMERICA NA LOC)+/-ss                                                     0.22        11/01/2028        12,064,482

                  28 Wells Fargo Advantage Money Market Trusts


                                     Portfolio of Investments--February 28, 2010

MONEY MARKET TRUST

  PRINCIPAL    SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
-------------  ---------------------------------------------------------------------  -------------  -------------  ---------------
MUNICIPAL BONDS & NOTES (continued)
$   5,795,000  MONTGOMERY COUNTY TN PUBLIC BUILDING (OTHER REVENUE, BANK OF
                  AMERICA NA LOC)+/-ss                                                     0.16%       02/01/2036   $     5,795,000
    5,000,000  MONTGOMERY COUNTY TN PUBLIC BUILDING AUTHORITY POOLED FINANCING LOAN
                  POOL (OTHER REVENUE, BANK OF AMERICA NA LOC)+/-ss                        0.16        07/01/2038         5,000,000
    3,895,000  NEW JERSEY STATE HOUSING & MORTGAGE FINANCE AGENCY TAXABLE SERIES 4
                  (HOUSING REVENUE, DEXIA CREDIT LOCAL DE FRANCE LOC)+/-ss                 0.29        11/01/2037         3,895,000
    3,000,000  NEW JERSEY STATE TURNPIKE AUTHORITY SERIES D
                  (TOLLS ROAD REVENUE, SOCIETE GENERALE LOC)+/-ss                          0.23        01/01/2018         3,000,000
    3,000,000  NEW YORK NY CITY TRANSITIONAL FINANCING AUTHORITY CLASS A
                  (OTHER REVENUE, FGIC INSURED)+/-ss                                       0.23        07/15/2036         3,000,000
    7,175,000  NORTH DAKOTA STATE HFA SERIES B (HOUSING REVENUE, GO OF AUTHORITY
                  INSURED)+/-ss                                                            0.28        07/01/2038         7,175,000
    3,460,000  OHIO STATE HFA RESIDENTIAL MANAGEMENT TAXABLE SERIES I
                  (HOUSING REVENUE, GNMA INSURED)+/-ss                                     0.23        09/01/2039         3,460,000
    6,186,000  OHIO STATE HFA RESIDENTIAL MORTGAGE SECURITIES PROGRAM
                  (HOUSING REVENUE, GNMA INSURED)+/-ss                                     0.25        09/01/2029         6,186,000
    1,000,000  PALM BEACH COUNTY FL PINE CREST PREPARATORY
                  (PRIVATE SCHOOL REVENUE, BANK OF AMERICA NA LOC)+/-ss                    0.20        06/01/2032         1,000,000
    5,190,000  PASADENA CA COP SERIES A (LEASE REVENUE, BANK OF AMERICA NA
                  LOC)+/-ss                                                                0.18        02/01/2035         5,190,000
      500,000  PORT ARTHUR TX NAVIGATION DISTRICT MOTIVA ENTERPRISES SERIES C (OTHER
                  REVENUE)+/-ss                                                            0.13        12/01/2039           500,000
    1,000,000  RAMSEY COUNTY MN HOUSING & REDEVELOPMENT MFHR GATEWAY APARTMENTS LP
                  SERIES A (HOUSING REVENUE, LASALLE NATIONAL BANK NA LOC)+/-ss            0.30        10/01/2038         1,000,000
    1,000,000  RIVERSIDE CA COP (LEASE REVENUE, BANK OF AMERICA NA LOC)+/-ss               0.18        03/01/2037         1,000,000
    6,400,000  RIVERSIDE CA SERIES C (ELECTRIC REVENUE, BANK OF AMERICA NA LOC)+/-ss       0.18        10/01/2035         6,400,000
    2,000,000  SACRAMENTO COUNTY CA HOUSING AUTHORITY NATOMAS PARK APARTMENTS
                  ISSUE B (HOUSING REVENUE, FNMA INSURED)+/-ss                             0.18        07/15/2035         2,000,000
    1,000,000  SAN DIEGO CA HFA MFHR STRATTON APARTMENTS PROJECT SERIES A
                  (HOUSING REVENUE, FNMA INSURED)+/-ss                                     0.18        01/15/2033         1,000,000
    1,000,000  SAN DIEGO CA HOUSING AUTHORITY MFHR HILLSIDE GARDEN APARTMENTS
                  SERIES B (HOUSING REVENUE, FNMA INSURED)+/-ss                            0.17        01/15/2035         1,000,000
    1,000,000  SAN FRANCISCO CA CITY & COUNTY REDEVELOPMENT AGENCY (MFHR, FNMA
                  INSURED)+/-ss                                                            0.20        06/15/2034         1,000,000
    1,500,000  SAN FRANCISCO CA CITY & COUNTY REDEVELOPMENT AGENCY COMMUNITY
                  FACILITIES DISTRICT # 4 (OTHER REVENUE, BANK OF AMERICA NA
                  LOC)+/-ss                                                                0.19        08/01/2032         1,500,000
   42,000,000  SOUTHEAST ALABAMA GAS DISTRICT ALABAMA REVENUE SUPPLY PROJECT
                  SERIES A (IDR, SOCIETE GENERALE INSURED)+/-ss                            0.15        08/01/2027        42,000,000
    2,625,000  SWEETWATER COUNTY WY PACIFIC CORPORATION PROJECT SERIES A
                  (PCR, BARCLAYS BANK PLC LOC)+/-ss                                        0.16        07/01/2015         2,625,000
    1,500,000  TEXAS STATE TAXABLE PRODUCT DEVELOPMENT PROGRAM SERIES A
                  (OTHER REVENUE, NATIONAL AUSTRALIAN BANK NA LOC)+/-ss                    0.23        06/01/2045         1,500,000
    1,000,000  TYLER TX HEALTH FACILITIES DEVELOPMENT CORPORATION MOTHER FRANCES
                  HOSPITAL SERIES B (HCFR, BANK OF AMERICA NA LOC)+/-ss                    0.20        07/01/2020         1,000,000
    3,500,000  VERMONT STATE STUDENT ASSISTANCE CORPORATION
                  (STUDENT LOAN REVENUE, LLOYDS TSB BANK PLC LOC)+/-ss                     0.21        12/15/2040         3,500,000
TOTAL MUNICIPAL BONDS & NOTES (COST $241,110,482)                                                                       241,110,482
                                                                                                                    ---------------
SECURED MASTER NOTE AGREEMENTS: 1.81%
   30,809,000  BANK OF AMERICA CORPORATION+/-ss                                            0.29        09/09/2034        30,809,000
   17,139,000  CITIGROUP GLOBAL MARKETS HOLDINGS DTC MMI+/-ss                              0.64        09/09/2049        17,139,000
TOTAL SECURED MASTER NOTE AGREEMENTS (COST $47,948,000)                                                                  47,948,000
                                                                                                                    ---------------
TIME DEPOSITS: 8.20%
   12,000,000  BANCO BILBAO VIZCAYA LONDON                                                 0.14        03/01/2010        12,000,000
   17,000,000  BANK OF IRELAND                                                             0.35        03/01/2010        17,000,000
   13,000,000  BANK OF IRELAND                                                             0.50        03/02/2010        13,000,000
    9,000,000  BAYER HYPO-UND VEREINSBANK AG MUNICH                                        0.15        03/02/2010         9,000,000
    7,000,000  BNP PARIBAS PARIS                                                           0.14        03/02/2010         7,000,000
    4,000,000  CITIBANK NA NASSAU                                                          0.12        03/01/2010         4,000,000
    9,000,000  DANSKE BANK A/S COPENHAGEN                                                  0.14        03/01/2010         9,000,000
   25,000,000  DANSKE BANK A/S COPENHAGEN                                                  0.21        03/01/2010        25,000,000
   16,000,000  DANSKE BANK A/S COPENHAGEN                                                  0.20        03/02/2010        16,000,000
   11,000,000  DEXIA BANK GRAND CAYMAN                                                     0.22        03/05/2010        11,000,000

                  Wells Fargo Advantage Money Market Trusts 29


Portfolio of Investments--February 28, 2010

MONEY MARKET TRUST

  PRINCIPAL    SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
-------------  ---------------------------------------------------------------------  -------------  -------------  ---------------
TIME DEPOSITS (continued)
$  17,000,000  FORTIS BANK NV SA                                                           0.18%       03/01/2010   $    17,000,000
    7,000,000  FORTIS BANK NV SA                                                           0.18        03/03/2010         7,000,000
   12,000,000  FORTIS BANK NV SA                                                           0.18        03/04/2010        12,000,000
   49,000,000  KBC BANK NV BRUSSELS                                                        0.16        03/01/2010        49,000,000
    9,000,000  LLOYDS TSB BANK PLC LONDON                                                  0.14        03/01/2010         9,000,000
TOTAL TIME DEPOSITS (COST $217,000,000)                                                                                 217,000,000
                                                                                                                    ---------------
REPURCHASE AGREEMENTS(z): 11.44%
  115,000,000  BANK OF AMERICA NA, DATED 02/26/2010, MATURITY VALUE $115,001,150(1)        0.12        03/01/2010       115,000,000
    4,700,000  BANK OF AMERICA SECURITIES LLC, DATED 02/26/2010, MATURITY VALUE
                  $4,700,047(2)                                                            0.12        03/01/2010         4,700,000
    9,000,000  BANK OF AMERICA SECURITIES LLC, DATED 02/26/2010, MATURITY VALUE
                  $9,000,180(3)                                                            0.24        03/01/2010         9,000,000
    7,000,000  BARCLAYS CAPITAL INCORPORATED, DATED 02/26/2010, MATURITY VALUE
                  $7,000,140(4)                                                            0.24        03/01/2010         7,000,000
   57,000,000  BNP PARIBAS SECURITIES, DATED 02/26/2010, MATURITY VALUE
                  $57,000,570(5)                                                           0.12        03/01/2010        57,000,000
   57,000,000  CITIGROUP GLOBAL MARKETS, DATED 02/26/2010, MATURITY VALUE
                  $57,000,570(6)                                                           0.12        03/01/2010        57,000,000
   43,000,000  CREDIT SUISSE FIRST BOSTON CORPORATION, DATED 02/26/2010,
                  MATURITY VALUE $43,000,430(7)                                            0.12        03/01/2010        43,000,000
   10,000,000  JPMORGAN SECURITIES, DATED 02/26/2010, MATURITY VALUE
                  $10,000,200(8)                                                           0.24        03/01/2010        10,000,000
TOTAL REPURCHASE AGREEMENTS (COST $302,700,000)                                                                         302,700,000
                                                                                                                    ---------------
TOTAL INVESTMENTS IN SECURITIES
   (COST $2,684,653,975)*                                                     101.30%                               $ 2,679,846,518
OTHER ASSETS AND LIABILITIES, NET                                              (1.30)                                   (34,509,643)
                                                                              ------                                ---------------
TOTAL NET ASSETS                                                              100.00%                               $ 2,645,336,875
                                                                              ------                                ---------------

----------
+/-  Variable rate investments.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

(p)  Asset-backed commercial paper.

ss These securities are subject to a demand feature which reduces the effective maturity.

##   Zero coupon security. Rate represents yield to maturity.

(z)  Collateralized by:

     (1) U.S. government securities, 5.00%, 1/20/2040, market value including accrued interest is $118,450,000.

     (2)  U.S. government securities, 4.06% to 6.00%, 3/1/2025 to 2/1/2040, market value including accrued interest is $4,841,000.

     (3)  U.S. government securities, 2.58% to 10.00%, 10/1/2011 to 2/1/2048, market value including accrued interest is $9,270,000.

     (4) Commercial paper, 0.00%, 4/8/2010 to 8/18/2010, market value is $7,140,000.

     (5) U.S. government securities, 5.50%, 6/1/2033 to 4/1/2039, market value including accrued interest is $58,710,000.

     (6)  U.S. government securities, 2.90% to 6.18%, 6/1/2018 to 3/1/2040, market value including accrued interest is $58,710,000.

     (7)  U.S. government securities, 3.50% to 16.00%, 9/1/2011 to 11/1/2047, market value including accrued interest is $44,290,248.

     (8)  Commercial paper, 0.03% to 0.15%, 3/2/3010 to 5/25/2010, market value including accrued interest is $10,200,036.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)  Illiquid security (unaudited).

#### This security is currently in default with regard to scheduled interest and/or principal payments.

* Cost for federal income tax purposes is $2,684,653,975 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation   $         0
Gross unrealized depreciation    (4,807,457)
                                -----------
Net unrealized depreciation     $(4,807,457)

The accompanying notes are an integral part of these financial statements.

                  30 Wells Fargo Advantage Money Market Trusts


                                     Portfolio of Investments--February 28, 2010

NATIONAL TAX-FREE MONEY MARKET TRUST

  PRINCIPAL    SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
-------------  ---------------------------------------------------------------------  -------------  -------------  ---------------
COMMERCIAL PAPER: 4.05%
$   1,375,000  HILLSBOROUGH COUNTY FL                                                      0.45%       05/06/2010   $     1,375,000
    1,130,000  ILLINOIS EDUCATIONAL FACILITIES AUTHORITY                                   0.40        03/11/2010         1,130,000
    6,000,000  ROCHESTER MN HEALTH CARE                                                    0.25        04/01/2010         6,000,000
TOTAL COMMERCIAL PAPER (COST $8,505,000)                                                                                  8,505,000
                                                                                                                    ---------------
MUNICIPAL BONDS & NOTES: 95.83%
ALABAMA: 0.81%
    1,700,000  LOWER ALABAMA GAS DISTRICT SUPPLY REVENUE SERIES A (UTILITIES
                  REVENUE, SOCIETE GENERALE LOC)+/-ss                                      0.20        11/01/2027         1,700,000
                                                                                                                    ---------------
ARIZONA: 0.32%
      670,000  MARICOPA COUNTY AZ IDA SERIES A (HOUSING REVENUE, FNMA INSURED)+/-ss        0.26        04/15/2030           670,000
                                                                                                                    ---------------
CALIFORNIA: 8.76%
    4,255,000  CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK ROCS RR II
                  R-11527 (TOLL ROAD REVENUE, AMBAC INSURED)+/-ss                          0.18        07/01/2030         4,255,000
    1,165,000  CALIFORNIA SCHOOL FACILITIES FINANCING CORPORATE COP IMPORTANT
                  FINANCING PROJECT SERIES C (LEASE REVENUE, KBC BANK NV LOC)+/-ss         0.15        07/01/2022         1,165,000
      460,000  CALIFORNIA STATEWIDE CDA SWEEP LOAN PROGRAM SERIES A (HCFR, CITIBANK
                  NA LOC)+/-ss                                                             0.18        08/01/2035           460,000
    4,435,000  DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-621 (PROPERTY TAX REVENUE,
                  FIRST SECURITY BANK LOC)+/-ss                                            0.20        08/01/2028         4,435,000
    2,000,000  KINGS COUNTY CA HOUSING AUTHORITY EDGEWATER LLSE APARTMENTS SERIES A
                  (MFHR, FNMA INSURED)+/-ss                                                0.16        02/15/2031         2,000,000
    1,995,000  LOS ANGELES CA WASTE WATER SUBSERIES D (SEWER REVENUE, BANK OF NOVA
                  SCOTIA LOC)+/-ss                                                         0.16        06/01/2028         1,995,000
    1,910,000  NORTHERN CA POWER AGENCY HYDROELECTRIC PROJECT 1 SERIES A (ELECTRIC
                  REVENUE, DEXIA CREDIT LOCAL DE FRANCE LOC)+/-ss                          0.21        07/01/2032         1,910,000
    2,170,000  SACRAMENTO COUNTY CA SANITATION DISTRICT FINANCING AUTHORITY
                  SUBORDINATE LIEN SACRAMENTO REGULATION C (SEWER REVENUE, CREDIT
                  AGRICOLE INDOSUEZ LOC)+/-ss                                              0.18        12/01/2030         2,170,000
                                                                                                                         18,390,000
                                                                                                                    ---------------
COLORADO: 2.79%
    1,435,000  AURORA CO CENTRETECH METROPOLITAN DISTRICT (OTHER REVENUE, US BANK
                  NA LOC)+/-ss                                                             0.20        12/01/2028         1,435,000
    1,965,000  DENVER CO CITY & COUNTY WESTERN STOCK SHOW PROJECT (IDR, US BANK NA
                  LOC)+/-ss                                                                0.25        07/01/2029         1,965,000
    1,810,000  FITZSIMONS CO RDA COLORADO UNIVERSITY PHYSICIANS INCORPORATED
                  (COLLEGE & UNIVERSITY REVENUE, ALLIED IRISH BANK PLC LOC)+/-ss           0.37        01/01/2025         1,810,000
      650,000  SOUTH GLENN CO METROPOLITAN DISTRICT (OTHER REVENUE, BANQUE NATIONALE
                  PARIS LOC)+/-ss                                                          0.20        12/01/2030           650,000
                                                                                                                          5,860,000
                                                                                                                    ---------------
CONNECTICUT: 0.31%
      650,000  CONNECTICUT STATE HEFAR, YALE UNIVERSITY, SERIES T-2 (COLLEGE AND
                  UNIVERSITY REVENUE, CREDIT LOCAL DE FRANCE, TORONTO DOMINION BANK,
                  & LANDESBANK HESSEN-THURINGEN GZ INSURED)+/-ss                           0.17        07/01/2029           650,000
                                                                                                                    ---------------
FLORIDA: 8.39%
    1,390,000  BREVARD COUNTY FL WUESTHOFF MEMORIAL HOSPITAL PROJECT (HFFA REVENUE,
                  WACHOVIA BANK LOC)+/-ss (o)(o)                                           0.18        08/01/2031         1,390,000
      545,000  CAPITAL TRANSFER AGENCY FLORIDA PORTOFINO VILLAS SERIES A (OTHER
                  REVENUE, FNMA INSURED)+/-ss                                              0.26        04/15/2036           545,000
    4,250,000  DEUTSCHE BANK SPEARS LIFERS TRUST DB-243 (LEASE REVENUE, NATL-RE
                  INSURED)+/-ss                                                            0.19        07/01/2027         4,250,000
    2,000,000  FLORIDA HFA (MFHR, FHLMC INSURED)+/-ss                                      0.19        12/01/2013         2,000,000
      270,000  FORT LAUDERDALE FL ANN STORCK CENTER INCORPORATED PROJECT (HCFR,
                  WACHOVIA BANK LOC)+/-ss (o)(o)                                           0.33        12/01/2014           270,000
      600,000  HILLSBOROUGH COUNTY FL SCHOOL BOARD COP SERIES C (LEASE REVENUE,
                  NATL-RE INSURED)+/-ss                                                    0.13        07/01/2030           600,000
    4,000,000  PALM BEACH COUNTY FL JEWISH COMMUNITY CAMPUS CORPORATION
                  (RECREATIONAL FACILITIES REVENUE, AMBAC INSURED)+/-ss                    0.26        03/01/2027         4,000,000

                  Wells Fargo Advantage Money Market Trusts 31


Portfolio of Investments--February 28, 2010

NATIONAL TAX-FREE MONEY MARKET TRUST

  PRINCIPAL    SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
-------------  ---------------------------------------------------------------------  -------------  -------------  ---------------
FLORIDA (continued)
$   1,165,000  PALM BEACH COUNTY FL NORTON GALLERY INCORPORATED (COLLEGE &
                  UNIVERSITY REVENUE, NORTHERN TRUST CORPORATION LOC)+/-ss                 0.26%       05/01/2025   $     1,165,000
    1,295,000  SARASOTA COUNTY FL CONTINUING CARE RETIREMENT COMMUNITY GLENRIDGE
                  PALMER PROJECT (HFFA REVENUE, BANK OF SCOTLAND LOC)+/-ss                 0.21        06/01/2036         1,295,000
    2,100,000  SARASOTA COUNTY FL PLANNED PARENTHOOD INCORPORATED PROJECT (OTHER
                  REVENUE, WACHOVIA BANK LOC)+/-ss (o)(o)                                  0.30        10/01/2041         2,100,000
                                                                                                                         17,615,000
                                                                                                                    ---------------
GEORGIA: 2.35%
    1,340,000  DEKALB COUNTY/NEWTOWN GWINETT COUNTY GA JOINT REAL ESTATE STUDENT I
                  (COLLEGE & UNIVERSITY REVENUE, WACHOVIA BANK
                  LOC)+/-ss (o)(o)                                                         0.18        06/01/2035         1,340,000
    3,600,000  PUTNAM COUNTY GA DEVELOPMENT AUTHORITY POLLUTION CONTROL (IDR)+/-ss         0.15        04/01/2032         3,600,000
                                                                                                                          4,940,000
                                                                                                                    ---------------
HAWAII: 0.10%
      200,000  HAWAII STATE HOUSING FINANCE & DEVELOPMENT CORPORATION LOKAHI KAU
                  (MFHR, FHLMC INSURED)+/-ss                                               0.19        12/01/2041           200,000
                                                                                                                    ---------------
ILLINOIS: 8.62%

    6,000,000  CHICAGO IL NEIGHBORHOODS ALIVE (PROPERTY TAX REVENUE, BANK OF
                  AMERICA NA LOC)+/-ss                                                     0.17        01/01/2037         6,000,000
    4,685,000  DEUTSCHE BANK SPEARS LIFERS TRUST DB-410 (PROPERTY TAX REVENUE,
                  FGIC INSURED)+/-ss                                                       0.19        12/01/2026         4,685,000
      300,000  ILLINOIS DEVELOPMENT FINANCE AUTHORITY LOYALA ACADEMY PROJECT
                  (PRIVATE SCHOOL REVENUE, JPMORGAN CHASE BANK LOC)+/-ss                   0.25        10/01/2031           300,000
      110,000  ILLINOIS EDUCATIONAL FACILITIES AUTHORITY NEWBERRY LIBRARY PROJECT
                  (OTHER REVENUE, NORTHERN TRUST CORPORATION LOC)+/-ss                     0.21        03/01/2028           110,000
    3,095,000  ILLINOIS FINANCE AUTHORITY CHILDREN'S MUSEUM REMARKET (RECREATIONAL
                  FACILITIES REVENUE, NORTHERN TRUST CORPORATION LOC)+/-ss                 0.25        07/01/2034         3,095,000
      400,000  ILLINOIS FINANCE AUTHORITY XAVIER UNIVERSITY (COLLEGE & UNIVERSITY
                  REVENUE, LASALLE NATIONAL BANK NA LOC)+/-ss                              0.20        10/01/2033           400,000
    3,500,000  ILLINOIS INTERNATIONAL PORT DISTRICT (AIRPORT REVENUE, LASALLE
                  NATIONAL BANK NA LOC)+/-ss                                               0.19        01/01/2023         3,500,000
                                                                                                                         18,090,000
                                                                                                                    ---------------
INDIANA: 1.99%
    2,950,000  INDIANA HEALTH & EDUCATIONAL FACILITIES FINANCING AUTHORITY CLARIAN
                  HEALTH SERIES C (OTHER REVENUE, BRANCH BANK & TRUST LOC)+/-ss            0.18        02/15/2030         2,950,000
    1,230,000  INDIANA HFFA REVENUE FAYETTE MEMORIAL HOSPITAL ASSOCIATION SERIES A
                  (HCFR, US BANK NA LOC)+/-ss                                              0.14        10/01/2032         1,230,000
                                                                                                                          4,180,000
                                                                                                                    ---------------
IOWA: 3.05%
      535,000  IOWA FINANCE AUTHORITY HOLY FAMILY CATHOLIC SCHOOLS (EDUCATIONAL
                  FACILITIES REVENUE, ALLIED IRISH BANK PLC LOC)+/-ss                      0.24        03/01/2036           535,000
    1,285,000  IOWA FINANCE AUTHORITY STUDENT HOUSING DES MOINES LLC PROJECT A
                  (HOUSING REVENUE, CITIBANK NA LOC)+/-ss                                  0.19        06/01/2039         1,285,000
      290,000  IOWA HIGHER EDUCATION LOAN AUTHORITY PRIVATE COLLEGE DUBUQUE PROJECT
                  (COLLEGE & UNIVERSITY REVENUE, NORTHERN TRUST CORPORATION
                  LOC)+/-ss                                                                0.14        05/01/2029           290,000
    4,300,000  IOWA HIGHER EDUCATION LOAN AUTHORITY PRIVATE COLLEGE PROJECT
                  (OTHER REVENUE, JPMORGAN CHASE BANK LOC)+/-ss                            0.15        10/01/2038         4,300,000
                                                                                                                          6,410,000
                                                                                                                    ---------------
KENTUCKY: 3.14%
    1,600,000  KENTUCKY EDFA (HFFA, JPMORGAN CHASE BANK LOC)+/-ss                          0.12        08/15/2038         1,600,000
    5,000,000  PUTTABLE FLOATING OPTION TAX-EXEMPT RECEIPTS SERIES P-FLOATS-MT-636
                  (OTHER REVENUE, BANK OF AMERICA NA LOC)+/-ss ++                          0.21        12/01/2039         5,000,000
                                                                                                                          6,600,000
                                                                                                                    ---------------

                  32 Wells Fargo Advantage Money Market Trusts


                                     Portfolio of Investments--February 28, 2010

NATIONAL TAX-FREE MONEY MARKET TRUST

  PRINCIPAL    SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
-------------  ---------------------------------------------------------------------  -------------  -------------  ---------------
LOUISIANA: 0.53%
$   1,110,000  LOUISIANA HFA WOODWARD (HOUSING REVENUE, FHLB INSURED)+/-ss                 0.20%       09/01/2033   $     1,110,000
                                                                                                                    ---------------
MAINE: 1.59%
    3,340,000  SOUTH BERWICK ME BERWICK ACADEMY ISSUE (PRIVATE SCHOOL REVENUE,
                  ALLIED IRISH BANK PLC LOC)+/-ss                                          0.62        08/01/2024         3,340,000
                                                                                                                    ---------------
MICHIGAN: 0.93%
      850,000  GREEN LAKE TOWNSHIP, MI ECONOMIC DEVELOPMENT CORPORATION (OTHER
                  REVENUE, JPMORGAN CHASE BANK LOC)+/-ss                                   0.14        06/01/2034           850,000
    1,100,000  MICHIGAN STATE HOSPITAL FINANCE AUTHORITY HOLLAND COMMUNITY HOSPITAL
                  SERIES B (HOSPITAL REVENUE, BANK ONE MICHIGAN LOC)+/-ss                  0.19        01/01/2034         1,100,000
                                                                                                                          1,950,000
                                                                                                                    ---------------
MINNESOTA: 17.14%
      920,000  ANDOVER MN PRESBYTERIAN HOMES INCORPORATED PROJECT (HOUSING REVENUE,
                  FNMA INSURED)+/-ss                                                       0.26        11/15/2033           920,000
      690,000  ARDEN HILLS MN PRESBYTERIAN HOMES SERIES B (HCFR, US BANK NA
                  LOC)+/-ss                                                                0.14        09/01/2029           690,000
    1,915,000  BECKER, MN INDEPENDENT SCHOOL DISTRICT # 726 (PROPERTY TAX REVENUE)         1.50        09/29/2010         1,924,388
    1,800,000  BLOOMINGTON MN BRISTOL VILLAGE (HOUSING REVENUE, FNMA INSURED)+/-ss         0.29        11/15/2032         1,800,000
      100,000  BURNSVILLE MN BERKSHIRE PROJECT SERIES A (MFHR, FNMA INSURED)+/-ss          0.26        07/15/2030           100,000
      280,000  CENTER CITY MN HAZELDEN FOUNDATION PROJECT (HCFR, BANK OF NEW YORK
                  LOC)+/-ss                                                                0.14        11/01/2035           280,000
    1,195,000  DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-489 (OTHER REVENUE,
                  AMBAC INSURED)+/-ss                                                      0.23        01/01/2030         1,195,000
      860,000  EDINA MN EDINA PARK PLAZA (MFHR, FHLMC INSURED)+/-ss                        0.20        12/01/2029           860,000
    3,400,000  FOREST LAKE MN KILKENNY COURT APARTMENTS PROJECT (OTHER REVENUE,
                  FNMA INSURED)+/-ss                                                       0.20        08/15/2038         3,400,000
      135,000  INVER GROVE HEIGHTS MN INVER GROVE INCORPORATED PROJECT (HOUSING
                  REVENUE, FNMA INSURED)+/-ss                                              0.26        05/15/2035           135,000
      990,000  MINNEAPOLIS & ST. PAUL HOUSING & REDEVELOPMENT AUTHORITY ALLINA
                  HEALTH  SYSTEM SERIES B-1 (HFFA REVENUE, JPMORGAN CHASE
                  BANK LOC)+/-ss                                                           0.13        11/15/2035           990,000
    5,825,000  MINNEAPOLIS & ST. PAUL MN HOUSING & RDA CHILDRENS HEALTH CARE
                  SERIES B (OTHER REVENUE, FIRST SECURITY BANK LOC)+/-ss                   0.13        08/15/2025         5,825,000
      500,000  MINNEAPOLIS MN HOUSING DEVELOPMENT SYMPHONY PLACE PROJECT
                  (HOUSING REVENUE, FNMA INSURED)+/-ss                                     0.20        12/01/2014           500,000
    1,777,000  MINNEAPOLIS MN MINNEHAHA ACADEMY PROJECT (PRIVATE SCHOOL REVENUE,
                  US BANK NA LOC)+/-ss                                                     0.14        05/01/2026         1,777,000
      300,000  MINNESOTA STATE HEFAR OLAF COLLEGE FIVE M2 (COLLEGE & UNIVERSITY
                  REVENUE, HARRIS TRUST & SAVINGS BANK LOC)+/-ss                           0.14        10/01/2020           300,000
    1,610,000  MINNESOTA STATE HEFAR ST. OLAF COLLEGE SERIES 5H (COLLEGE &
                  UNIVERSITY REVENUE, HARRIS TRUST & SAVING BANK LOC)+/-ss                 0.14        10/01/2030         1,610,000
    2,735,000  MINNESOTA STATE UNIVERSITY OF ST. THOMAS SERIES 4O (COLLEGE &
                  UNIVERSITY REVENUE, ALLIED IRISH BANK PLC LOC)+/-ss                      0.50        10/01/2021         2,735,000
    2,925,000  MINNESOTA STATE UNIVERSITY OF ST. THOMAS SERIES 5C (COLLEGE &
                  UNIVERSITY REVENUE, ALLIED IRISH BANK PLC LOC)+/-ss                      0.50        04/01/2025         2,925,000
      560,000  MINNETONKA MN (HOUSING REVENUE, FNMA INSURED)+/-ss                          0.26        05/15/2034           560,000
    3,010,000  ROSEWELL MN ROSWELL LLC PROJECT SERIES A (COLLEGE & UNIVERSITY
                  REVENUE, SOVEREIGN BANK FSB LOC)+/-ss                                    0.20        07/01/2036         3,010,000
      430,000  ST. PAUL MN HOUSING & RDA PUBLIC RADIO PROJECT (OTHER REVENUE,
                  ALLIED IRISH BANK PLC LOC)+/-ss                                          0.24        05/01/2022           430,000
    1,720,000  ST. PAUL MN PORT AUTHORITY MFHR (HOUSING REVENUE, FHLMC INSURED)+/-ss       0.26        02/01/2034         1,720,000
    2,160,000  ST. PAUL MN PORT AUTHORITY TAX INCREMENT WESTGATE OFFICE &
                  INDUSTRIAL CENTER PROJECT (IDR, US BANK NA LOC)+/-ss                     0.35        01/15/2015         2,160,000
      125,000  UNIVERSITY OF MINNESOTA SERIES C (COLLEGE & UNIVERSITY REVENUE,
               GO OF UNIVERSITY INSURED)+/-ss                                              0.23        12/01/2036           125,000
                                                                                                                         35,971,388
                                                                                                                    ---------------

                  Wells Fargo Advantage Money Market Trusts 33


Portfolio of Investments--February 28, 2010

NATIONAL TAX-FREE MONEY MARKET TRUST

  PRINCIPAL    SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
-------------  ---------------------------------------------------------------------  -------------  -------------  ---------------
MISSOURI: 3.76%
$     810,000  INDEPENDENCE MO IDA THE MANSIONS PROJECT (MFHR, FHLMC INSURED)+/-ss         0.20%     08/01/2035     $       810,000
      250,000  KANSAS CITY MO IDA REVENUE EWING MARION KAUFFMAN FOUNDATION
                  (OTHER REVENUE)+/-ss                                                     0.14      04/01/2027             250,000
    2,495,000  KANSAS CITY MO IDA REVENUE EWING MARION KAUFFMAN FOUNDATION SERIES A
                  (OTHER REVENUE)+/-ss                                                     0.14      04/01/2027           2,495,000
    2,000,000  KANSAS CITY MO SPECIAL OBLIGATION (TAX REVENUE, DEXIA CREDIT
                  LOCAL DE FRANCE LOC)+/-ss                                                0.23      04/15/2025           2,000,000
      330,000  MISSOURI STATE HEFA SOUTHWEST BAPTIST UNIVERSITY PROJECT
                  (HCFR, BANK OF AMERICA NA LOC)+/-ss                                      0.14      10/01/2033             330,000
    2,000,000  ST. LOUIS COUNTY MO IDA PELICAN COVE PROJECT (MFHR, FNMA
                  INSURED)+/-ss                                                            0.20      03/15/2034           2,000,000
                                                                                                                          7,885,000
                                                                                                                    ---------------
NEVADA: 1.09%
      575,000  CLARK COUNTY NV ECONOMIC DEVELOPMENT OPPORTUNITY VILLAGE FOUNDATION
                  PROJECT (OTHER REVENUE, ALLIED IRISH BANK PLC LOC)+/-ss                  0.62      01/01/2037             575,000
    1,705,000  LAS VEGAS NV ECONOMIC DEVELOPMENT ANDRE AGASSI FOUNDATION PROJECT
                  (OTHER REVENUE, BANK OF NEW YORK LOC)+/-ss                               0.20      10/01/2035           1,705,000
                                                                                                                          2,280,000
                                                                                                                    ---------------
NEW HAMPSHIRE: 0.45%
      615,000  NEW HAMPSHIRE HEFA CROTCHED MOUNTAIN REHABILITATION (HFFA REVENUE,
                  ALLIED IRISH BANK PLC LOC)+/-ss                                          0.45      01/01/2037             615,000
      330,000  NEW HAMPSHIRE STATE BUSINESS FINANCE AUTHORITY ALICE PECK DAY HEALTH
                  SYSTEM (HOUSING REVENUE, TD BANKNORTH NA LOC)+/-ss                       0.13      10/01/2043             330,000
                                                                                                                            945,000
                                                                                                                    ---------------
NEW JERSEY: 0.86%
    1,800,000  DEUTSCHE BANK SPEARS LIFERS TRUST DB-297 (OTHER REVENUE, NATL-RE
                  FGIC INSURED)+/-ss                                                       0.19      12/15/2031           1,800,000
                                                                                                                    ---------------
NEW MEXICO: 0.25%
      525,000  NEW MEXICO FINANCE AUTHORITY STATE SUBSERIES B2 (OTHER REVENUE, UBS
                  AG LOC)+/-ss                                                             0.19      12/15/2026             525,000
                                                                                                                    ---------------
NEW YORK: 5.99%
    1,435,000  NEW YORK METROPOLITAN TRANSPORTATION AUTHORITY (TRANSPORTATION
                  REVENUE, FIRST SECURITY BANK LOC)+/-ss++                                 0.23      11/15/2025           1,435,000
      275,000  NEW YORK NY (PROPERTY TAX REVENUE, JP MORGAN CHASE BANK LOC)+/-ss           0.14      08/01/2017             275,000
      400,000  NEW YORK NY SUBSERIES B2 (PROPERTY TAX REVENUE, JPMORGAN CHASE BANK
                  LOC)+/-ss                                                                0.14      08/15/2019             400,000
    5,475,000  NEW YORK STATE DORMITORY AUTHORITY (COLLEGE & UNIVERSITY REVENUE,
                  ALLIED IRISH BANK PLC LOC)+/-ss                                          0.37      07/01/2032           5,475,000
    5,000,000  NIAGARA COUNTY NY INDUSTRIAL DEVELOPMENT AGENCY NIAGRA UNIVERSITY
                  PROJECT SERIES B (IDR, HOUSEHOLD SERVICES BANK CORPORATION
                  LOC)+/-ss                                                                0.17      11/01/2031           5,000,000
                                                                                                                         12,585,000
                                                                                                                    ---------------
NORTH CAROLINA: 1.47%
    3,085,000  NORTH CAROLINA MEDICAL CARE COMMISSION POOLED EQUIPMENT FINANCING
                  PROJECT (HCFR, KBC BANK NV LOC)+/-ss                                     0.18      12/01/2025           3,085,000
                                                                                                                    ---------------
OHIO: 2.02%
      600,000  CUYAHOGA COUNTY OH HOUSING CORPORATION SERIES A (COLLEGE & UNIVERSITY
                  REVENUE, PNC BANK NA LOC)+/-ss                                           0.17      08/01/2042             600,000
    2,335,000  FRANKLIN COUNTY OH CHELSEA FIRST COMMUNITY VILLAGE PROJECT (HFFA
                  REVENUE, BANK OF AMERICA NA LOC)+/-ss                                    0.20      03/01/2036           2,335,000
      425,000  HAMILTON COUNTY OH PARKING SYSTEM (OTHER REVENUE, JPMORGAN CHASE
                  BANK LOC)+/-ss                                                           0.20      12/01/2026             425,000
      885,000  INDEPENDENCE OH ECONOMIC DEVELOPMENT SERIES 2001 (IDR, US BANK NA
                  LOC)+/-ss                                                                0.24      12/01/2016             885,000
                                                                                                                          4,245,000
                                                                                                                    ---------------

                  34 Wells Fargo Advantage Money Market Trusts


                                     Portfolio of Investments--February 28, 2010

NATIONAL TAX-FREE MONEY MARKET TRUST

  PRINCIPAL    SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
-------------  ---------------------------------------------------------------------  -------------  -------------  ---------------
OTHER: 0.62%
$   1,300,000  BRANCH, BANK, & TRUST MUNICIPAL TRUST (LEASE REVENUE, BRANCH, BANK,
                  & TRUST LOC)+/-ss                                                        0.20%       09/01/2022   $     1,300,000
                                                                                                                    ---------------
PENNSYLVANIA: 3.46%
      990,000  DEUTSCHE BANK SPEARS LIFERS TRUST DB-247 (OTHER REVENUE, AMBAC
                  INSURED)+/-ss                                                            0.19        10/01/2025           990,000
      450,000  PENNSYLVANIA STATE HEFAR HONEYSUCKLE STUDENT HOLDING SERIES A
                  (COLLEGE & UNIVERSITY REVENUE, ALLIED IRISH BANK PLC LOC)+/-ss           0.29        07/01/2034           450,000
      830,000  PENNSYLVANIA STATE HEFAR STUDENT HOUSING REVENUE SERIES A (OTHER
                  REVENUE, SOVEREIGN BANK FSB LOC)+/-ss                                    0.20        11/01/2036           830,000
    4,995,000  RBC MUNICIPAL PRODUCTS INCORPORATED TRUST SERIES E11 (HCFR, ROYAL
                  BANK OF CANADA LOC)+/-ss ++                                              0.20        12/01/2011         4,995,000
                                                                                                                          7,265,000
                                                                                                                    ---------------
SOUTH CAROLINA: 2.14%
    4,500,000  SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT AUTHORITY INSTITUTIONAL
                  BUSINESS & HOME PROJECT (IDR, BRANCH BANK & TRUST LOC)+/-ss              0.19        11/01/2034         4,500,000
                                                                                                                    ---------------
SOUTH DAKOTA: 0.05%
      100,000  LAWRENCE COUNTY SD HOMESTAKE MINING SERIES B (IDR, BANK OF MONTREAL
                  LOC)+/-ss                                                                0.16        07/01/2032           100,000
                                                                                                                    ---------------
TENNESSEE: 2.13%
    3,000,000  ALCOA MARYVILLE BLOUNT COUNTY TN INDUSTRIAL DEVELOPMENT BOARD
                  SERIES A (OTHER REVENUE, BRANCH BANK & TRUST LOC)+/-ss                   0.19        06/01/2036         3,000,000
    1,470,000  SEVIER COUNTY TN PUBLIC BUILDING AUTHORITY LOCAL GOVERNMENT PUBLIC
                  IMPROVEMENT SERIES A4 (OTHER REVENUE, KBC BANK NV LOC)+/-ss              0.17        06/01/2025         1,470,000
                                                                                                                          4,470,000
                                                                                                                    ---------------
TEXAS: 6.56%
    2,160,000  AUSTIN TX SUBSERIES B (TAX REVENUE, DEXIA CREDIT LOCAL DE FRANCE
                  LOC)+/-ss                                                                0.20        11/15/2029         2,160,000
    4,000,000  BEXAR COUNTY TX HOUSING FINANCE CORPORATION PALISADES PARK APARTMENTS
                  PROJECT (MFHR, FNMA INSURED)+/-ss                                        0.20        09/01/2039         4,000,000
      995,000  DEUTSCHE BANK SPEARS LIFERS TRUST SERIES DB-514 (OTHER REVENUE,
                  PERMANENT SCHOOL FUND GUARANTEED INSURED)+/-ss                           0.23        02/15/2038           995,000
      200,000  HARRIS COUNTY TX CULTURAL EDUCATION FACILITIES FINANCE CORPORATION
                  HERMANN HEALTH SERIES D2 (HCFR, ALLIED IRISH BANK PLC LOC)+/-ss          0.45        06/01/2029           200,000
      300,000  HARRIS COUNTY TX CULTURAL EDUCATION FACILITIES FINANCE CORPORATION
                  HERMANN HEALTH SERIES D1 (HCFR, JPMORGAN CHASE BANK LOC)+/-ss            0.18        06/01/2029           300,000
    2,495,000  HOUSTON TX WATER & SEWER SYSTEM (WATER & SEWER REVENUE)+/-ss                0.23        12/01/2023         2,495,000
    2,400,000  PORT ARTHUR TX NAVAL DISTRICT SERIES C (IDR)+/-ss                           0.16        04/01/2027         2,400,000
    1,200,000  TEXAS STATE TRAN (OTHER REVENUE)                                            2.50        08/31/2010         1,212,137
                                                                                                                         13,762,137
                                                                                                                    ---------------
VIRGINIA: 0.62%
    1,310,000  VIRGINIA COMMONWEALTH UNIVERSITY HEALTH SYSTEM AUTHORITY SERIES B
                  (HCFR, BRANCH BANK & TRUST LOC)+/-ss                                     0.17        07/01/2037         1,310,000
                                                                                                                    ---------------
WASHINGTON: 0.48%
      420,000  EVERETT WA (PROPERTY TAX REVENUE, BANK OF AMERICA NA LOC)+/-ss              0.25        12/01/2021           420,000
      240,000  KING COUNTY WA HOUSING AUTHORITY SERIES A (HOUSING REVENUE, FHLMC
                  INSURED)+/-ss                                                            0.20        07/01/2035           240,000
      350,000  WASHINGTON STATE SERIES R (COLLEGE & UNIVERSITY REVENUE, CITIBANK NA
                  LOC)+/-ss ++                                                             0.20        01/01/2016           350,000
                                                                                                                          1,010,000
                                                                                                                    ---------------
WISCONSIN: 1.79%
    3,750,000  WISCONSIN STATE HEFAR MERITER RETIREMENT SERVICES SERIES A
                  (OTHER REVENUE, KBC BANK NV LOC)+/-ss                                    0.25        03/01/2038         3,750,000
                                                                                                                    ---------------

                  Wells Fargo Advantage Money Market Trusts 35


Portfolio of Investments--February 28, 2010

NATIONAL TAX-FREE MONEY MARKET TRUST

  PRINCIPAL    SECURITY NAME                                                          INTEREST RATE  MATURITY DATE       VALUE
-------------  ---------------------------------------------------------------------  -------------  -------------  ---------------
WYOMING: 1.27%
$  2,675,000   SWEETWATER COUNTY WY PACIFIC CORPORATION PROJECT SERIES A
                  (PCR, BARCLAYS BANK PLC LOC)+/-ss                                        0.16%       7/01/2015    $     2,675,000
                                                                                                                    ---------------
TOTAL MUNICIPAL BONDS & NOTES
   (COST $201,168,525)                                                                                                  201,168,525
                                                                                                                    ---------------
TOTAL INVESTMENTS IN SECURITIES
   (COST $209,673,525)*                                                        99.88%                                   209,673,525
OTHER ASSETS AND LIABILITIES, NET                                               0.12                                        254,531
                                                                              ------                                ---------------
TOTAL NET ASSETS                                                              100.00%                               $   209,928,056
                                                                              ------                                ---------------

----------
+/-  Variable rate investments.

ss These securities are subject to a demand feature which reduces the effective maturity.

(o)(o) Credit enhancement is provided by a non-controlled affiliate.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

* Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

                  36 Wells Fargo Advantage Money Market Trusts


                         Statements of Assets and Liabilities--February 28, 2010

                                                                        California                         National
                                                                     Municipal Money        Money       Tax-Free Money
                                                                       Market Trust     Market Trust     Market Trust
                                                                     ---------------   --------------   --------------
ASSETS
   Investments
      in securities ..............................................    $479,464,500     $2,377,146,518    $209,673,525
      in repurchase agreements ...................................               0        302,700,000               0
                                                                      ------------     --------------    ------------
Total investments at value (see cost below) ......................     479,464,500      2,679,846,518     209,673,525
   Cash ..........................................................          85,552            100,009         138,804
   Receivable for investment sold ................................         180,000          1,097,000          90,000
   Receivable for interest .......................................         116,566            819,524          74,974
                                                                      ------------     --------------    ------------
Total assets .....................................................     479,846,618      2,681,863,051     209,977,303
                                                                      ------------     --------------    ------------
LIABILITIES
   Payable for investment purchased ..............................               0         36,006,457               0
   Dividends payable .............................................           9,803             61,640           4,648
   Payable to affiliates .........................................          58,628            336,839          40,817
   Accrued expenses and other liabilities ........................          49,439            121,240           3,782
                                                                      ------------     --------------    ------------
Total liabilities ................................................         117,870         36,526,176          49,247
                                                                      ------------     --------------    ------------
TOTAL NET ASSETS .................................................    $479,728,748     $2,645,336,875    $209,928,056
                                                                      ============     ==============    ============
NET ASSETS CONSIST OF
   Paid-in capital ...............................................    $479,729,143     $2,650,140,354    $209,925,489
   Undistributed/(overdistributed) net investment income .........            (386)               300             921
   Accumulated net realized gain (loss) on investments ...........              (9)             3,678           1,646
   Net unrealized depreciation of investments ....................               0         (4,807,457)              0
                                                                      ------------     --------------    ------------
TOTAL NET ASSETS .................................................    $479,728,748     $2,645,336,875    $209,928,056
                                                                      ============     ==============    ============
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE(1)
   Net assets ....................................................    $479,728,748     $2,645,336,875    $209,928,056
   Shares outstanding ............................................     479,716,467      2,650,218,676     209,918,925
   Net asset value and offering price per share ..................    $       1.00     $         1.00    $       1.00
                                                                      ------------     --------------    ------------
Investment at cost ...............................................    $479,464,500     $2,684,653,975    $209,673,525
                                                                      ------------     --------------    ------------

----------
(1.) Each Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

                  Wells Fargo Advantage Money Market Trusts 37


Statements of Operations--For the Year Ended February 28, 2010

                                                                        California                       National
                                                                     Municipal Money       Money      Tax-Free Money
                                                                       Market Trust    Market Trust    Market Trust
                                                                     ---------------   ------------   --------------
INVESTMENT INCOME
   Interest ......................................................     $2,384,847      $13,915,727     $ 1,801,389
                                                                       ----------      -----------     -----------
EXPENSES
   Administration fees ...........................................        934,457        4,470,267         815,247
   Custody fees ..................................................         98,527          464,635          84,152
   Accounting fees ...............................................         44,460          144,797          37,858
   Professional fees .............................................         24,265           42,787          44,181
   Registration fees .............................................            588            9,622          17,374
   Shareholder reports ...........................................         25,933           42,731          11,530
   Trustee fees ..................................................         16,578           16,578          16,578
   Temporary guarantee program fee ...............................        158,254        1,130,915          57,614
   Other fees and expenses .......................................          3,966           37,047           1,769
                                                                       ----------      -----------     -----------
Total expenses ...................................................      1,307,028        6,359,379       1,086,303
                                                                       ----------      -----------     -----------
LESS
   Waived fees and/or reimbursed expenses ........................        (56,665)         (75,169)       (101,588)
   Net expenses ..................................................      1,250,363        6,284,210         984,715
                                                                       ----------      -----------     -----------
Net investment income ............................................      1,134,484        7,631,517         816,674
                                                                       ----------      -----------     -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
NET REALIZED GAINS OR LOSSES ON INVESTMENTS
Net realized gain (loss) from unaffiliated securities ............            280       (2,279,970)         24,719
Net increase from payment by an affiliate for losses realized
   on unaffiliated securities ....................................              0        2,433,665               0
                                                                       ----------      -----------     -----------
NET REALIZED GAINS ON INVESTMENTS ................................            280          153,695          24,719
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
   INVESTMENTS ...................................................              0        3,493,456               0
                                                                       ----------      -----------     -----------
Net realized and unrealized gain (loss) on investments ...........            280        3,647,151          24,719
                                                                       ----------      -----------     -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .............     $1,134,764      $11,278,668     $   841,393
                                                                       ==========      ===========     ===========

The accompanying notes are an integral part of these financial statements.

                  38 Wells Fargo Advantage Money Market Trusts


                                             Statements of Changes in Net Assets

                                                                                  CALIFORNIA
                                                                          MUNICIPAL MONEY MARKET TRUST
                                                                     -------------------------------------
                                                                          For the             For the
                                                                         Year Ended          Year Ended
                                                                     February 28, 2010   February 28, 2009
                                                                     -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets ..........................................    $   651,563,307     $   720,667,146
OPERATIONS
   Net investment income .........................................          1,134,484          11,863,709
   Net realized gain (loss) on investments .......................                280              77,552
   Net change in unrealized appreciation (depreciation) of
      investments ................................................                  0                   0
                                                                      ---------------     ---------------
Net increase in net assets resulting from operations .............          1,134,764          11,941,261
                                                                      ---------------     ---------------
DISTRIBUTION TO SHAREHOLDERS FROM
   Net investment income .........................................         (1,134,484)        (11,863,708)
   Net realized gains ............................................               (289)            (99,336)
                                                                      ---------------     ---------------
Total distribution to shareholders ...............................         (1,134,773)        (11,963,044)
                                                                      ---------------     ---------------
CAPITAL SHARES TRANSACTIONS
   Proceeds from shares sold .....................................      1,625,437,444       1,792,551,071
   Reinvestment of distributions .................................             31,007             214,116
   Cost of shares redeemed .......................................     (1,797,303,001)     (1,861,847,243)
                                                                      ---------------     ---------------
Net increase (decrease) in net assets resulting from capital
   shares transactions ...........................................       (171,834,550)        (69,082,056)
                                                                      ---------------     ---------------
NET INCREASE (DECREASE) IN NET ASSETS ............................       (171,834,559)        (69,103,839)
                                                                      ===============     ===============
ENDING NET ASSETS ................................................    $   479,728,748     $   651,563,307
                                                                      ===============     ===============
Ending balance of undistributed net investment income (loss) .....    $          (386)    $          (386)
                                                                      ---------------     ---------------
SHARES ISSUED AND REDEEMED
   Shares sold ...................................................      1,625,437,444       1,792,551,071
   Shares issued in reinvestment of distributions ................             31,007             214,116
   Shares redeemed ...............................................     (1,797,303,001)     (1,861,847,243)
                                                                      ---------------     ---------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM
   CAPITAL SHARES TRANSACTIONS ...................................       (171,834,550)        (69,082,056)
                                                                      ===============     ===============

The accompanying notes are an integral part of these financial statements.

                  Wells Fargo Advantage Money Market Trusts 39


Statements of Changes in Net Assets

                                                    NATIONAL
         MONEY MARKET TRUST                TAX-FREE MONEY MARKET TRUST
------------------------------------  ------------------------------------
     For the            For the            For the            For the
    Year Ended         Year Ended         Year Ended         Year Ended
February 28, 2010  February 28, 2009  February 28, 2010  February 28, 2009
-----------------  -----------------  -----------------  -----------------

$  2,614,622,654   $  3,754,221,000    $   363,678,322    $   324,273,448

       7,631,517         67,538,122            816,674          5,571,235
         153,695           (106,412)            24,719             13,379

       3,493,456         (6,133,011)                 0                  0
----------------   ----------------    ---------------    ---------------
      11,278,668         61,298,699            841,393          5,584,614
----------------   ----------------    ---------------    ---------------

      (7,631,219)       (67,538,122)          (816,674)        (5,571,235)
         (43,605)           (52,372)           (23,073)            (1,301)
----------------   ----------------    ---------------    ---------------
      (7,674,824)       (67,590,494)          (839,747)        (5,572,536)
----------------   ----------------    ---------------    ---------------

  11,790,260,246     16,207,155,322      9,206,114,124      3,752,125,514
         892,167                 79             79,424             15,749
 (11,764,042,036)   (17,340,461,952)    (9,359,945,460)    (3,712,748,467)
----------------   ----------------    ---------------    ---------------

      27,110,377     (1,133,306,551)      (153,751,912)        39,392,796
----------------   ----------------    ---------------    ---------------
      30,714,221     (1,139,598,346)      (153,750,266)        39,404,874
----------------   ----------------    ---------------    ---------------
$  2,645,336,875   $  2,614,622,654    $   209,928,056    $   363,678,322
----------------   ----------------    ---------------    ---------------
$            300   $              2    $           921    $           921
----------------   ----------------    ---------------    ---------------

   11,790,260,246    16,207,155,322      9,206,114,124      3,752,125,514
          892,167                79             79,424             15,749
 (11,764,042,036)   (17,340,461,952)    (9,359,945,460)    (3,712,748,467)
----------------   ----------------    ---------------    ---------------

      27,110,377     (1,133,306,551)      (153,751,912)        39,392,796
================   ================    ===============    ===============

                  40 Wells Fargo Advantage Money Market Trusts


                                                            Financial Highlights


                                            Beginning                 Net Realized    Distributions
                                            Net Asset       Net      and Unrealized      from Net
                                            Value Per   Investment     Gain (Loss)      Investment
                                              Share       Income     on Investments       Income
                                            ---------   ----------   --------------   -------------
CALIFORNIA MUNICIPAL MONEY MARKET TRUST
March 1, 2009 to February 28, 2010 ......     $1.00       0.00(3)         0.00            0.00(3)
March 1, 2008 to February 28, 2009 ......     $1.00       0.02            0.00           (0.02)
March 1, 2007 to February 29, 2008 ......     $1.00       0.03            0.00           (0.03)
March 1, 2006 to February 28, 2007 ......     $1.00       0.03            0.00           (0.03)
April 1, 2005 to February 28, 2006(2) ...     $1.00       0.02            0.00           (0.02)
April 1, 2004 to March 31, 2005 .........     $1.00       0.01            0.00           (0.01)

MONEY MARKET TRUST
March 1, 2009 to February 28, 2010 ......     $1.00       0.00(3)         0.00            0.00(3)
March 1, 2008 to February 28, 2009 ......     $1.00       0.02            0.00           (0.02)
March 1, 2007 to February 29, 2008 ......     $1.00       0.05            0.00           (0.05)
March 1, 2006 to February 28, 2007 ......     $1.00       0.05            0.00           (0.05)
April 1, 2005 to February 28, 2006(2) ...     $1.00       0.03            0.00           (0.03)
April 1, 2004 to March 31, 2005 .........     $1.00       0.02            0.00           (0.02)

NATIONAL TAX-FREE MONEY MARKET TRUST
March 1, 2009 to February 28, 2010 ......     $1.00       0.00(3)         0.00            0.00(3)
March 1, 2008 to February 28, 2009 ......     $1.00       0.02            0.00           (0.02)
March 1, 2007 to February 29, 2008 ......     $1.00       0.03            0.00           (0.03)
March 1, 2006 to February 28, 2007 ......     $1.00       0.03            0.00           (0.03)
April 1, 2005 to February 28, 2006(2) ...     $1.00       0.02            0.00           (0.02)
April 1, 2004 to March 31, 2005 .........     $1.00       0.01            0.00           (0.01)

----------
(1.) Total return calculations would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than one year are not annualized.

(2.) The Fund changed its fiscal year-end from March 31 to February 28.

(3.) Amount is less than $0.005.

The accompanying notes are an integral part of these financial statements.

                  Wells Fargo Advantage Money Market Trusts 41


Financial Highlights

                                           Ratio to
                   Ending      Average Net Assets (Annualized)
 Distributions   Net Asset   ------------------------------------                Net Assets at
   from Net      Value Per   Net Investment     Gross       Net       Total      End of Period
Realized Gains     Share         Income       Expenses   Expenses   Return(1)   (000's omitted)
--------------   ---------   --------------   --------   --------   ---------   ---------------

    0.00(3)        $1.00          0.21%         0.24%      0.23%      0.20%        $  479,729
    0.00(3)        $1.00          1.66%         0.22%      0.22%      1.69%        $  651,563
    0.00           $1.00          3.24%         0.21%      0.20%      3.31%        $  720,667
    0.00           $1.00          3.26%         0.21%      0.20%      3.31%        $  573,293
    0.00           $1.00          2.43%         0.21%      0.20%      2.26%        $  485,164
    0.00           $1.00          1.24%         0.21%      0.20%      1.24%        $  556,885


    0.00(3)        $1.00          0.29%         0.24%      0.24%      0.29%        $2,645,337
    0.00(3)        $1.00          2.21%         0.23%      0.23%      2.16%        $2,614,623
    0.00           $1.00          4.90%         0.20%      0.20%      5.05%        $3,754,221
    0.00           $1.00          5.03%         0.20%      0.20%      5.13%        $2,674,810
    0.00           $1.00          3.53%         0.20%      0.20%      3.23%        $2,599,058
    0.00           $1.00          1.59%         0.20%      0.20%      1.61%        $2,070,151


    0.00(3)        $1.00          0.17%         0.23%      0.21%      0.20%        $  209,928
    0.00(3)        $1.00          1.65%         0.23%      0.21%      1.78%        $  363,678
    0.00           $1.00          3.31%         0.22%      0.20%      3.36%        $  324,273
    0.00           $1.00          3.31%         0.21%      0.20%      3.39%        $  295,865
    0.00           $1.00          2.49%         0.21%      0.20%      2.30%        $  599,064
    0.00           $1.00          1.18%         0.22%      0.20%      1.25%        $  293,653

                  42 Wells Fargo Advantage Money Market Trusts


                                                   Notes to Financial Statements

1. ORGANIZATION

Wells Fargo Funds Trust (the "Trust") is an open-end investment management company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). These financial statements report on the following funds: Wells Fargo Advantage California Municipal Money Market Trust ("California Municipal Money Market Trust") (formerly, Wells Fargo Advantage California Tax-Free Money Market Trust), Wells Fargo Advantage Money Market Trust ("Money Market Trust"), and Wells Fargo Advantage National Tax-Free Money Market Trust ("National Tax-Free Money Market Trust"), (each, a "Fund", collectively, the "Funds"). Each Fund is a diversified series of the Trust, a Delaware statutory trust organized on November 8, 1999.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of each Fund, are in conformity with U.S. Generally Accepted Accounting Principles ("GAAP") which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Management has considered the circumstances under which the Funds should recognize or make disclosures regarding events or transactions occurring subsequent to the balance sheet date through the date the financial statements are issued. Adjustments or additional disclosures, if any, have been included in these financial statements.

SECURITIES VALUATION

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value.

Investments which are not valued using the method discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

The valuation techniques used by the Funds to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

REPURCHASE AGREEMENTS

The Funds may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Funds Management, LLC. The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian's responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to a Fund in the event that such Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which a Fund seeks to assert its rights.

STRUCTURED INVESTMENT VEHICLES

The Funds may invest in structured debt securities, such as those issued by Structured Investment Vehicles ("SIVs"). SIVs invest in a diversified pool of underlying securities, which may include finance company debt and structured finance assets, residential mortgage-backed securities, commercial mortgage-backed securities, collateralized loan obligations, collateralized debt obligations and other asset backed securities. The ability of a SIV to repay debt depends primarily on the cash collections received from the SIV's underlying asset portfolio, which may include certain assets such as subprime mortgages that are subject to heightened risks of credit quality or market value deterioration under the continuing adverse conditions in the U.S. credit markets, and on the ability to obtain short-term funding through the issuance of new debt. Investments in these securities present increased credit and liquidity risks as there could be losses to a Fund in the event of credit or market value deterioration in a SIV's underlying portfolio, mismatches in the timing of the cash flows of the underlying asset interests and the repayment obligations of maturing securities issued by a SIV, or a SIV's inability to issue new debt.

As of February 28, 2010, the following Fund owned certain of these types of structured securities in the amounts shown in the table. The SIVs are now in payment default and are valued at fair value as shown in the Portfolio of Investments.

                     Defaulted SIVs ($Value)   % of Net Assets
                     -----------------------   ---------------
MONEY MARKET TRUST         $7,519,355                0.28

                  Wells Fargo Advantage Money Market Trusts 43


Notes to Financial Statements

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

DISTRIBUTIONS TO SHAREHOLDERS

Net investment income, if any, is declared daily and distributed to shareholders monthly. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually.

Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from GAAP. The timing and character of distributions made during the period from net investment income or net realized gains may also differ from their ultimate characterization for federal income tax purposes. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. Temporary differences do not require reclassifications. At February 28, 2010, the Funds had no permanent book-to-tax differences.

FEDERAL AND OTHER TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund of the Trust to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

Each Fund's income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities.

As of February 28, 2010, the Funds had no estimated net capital loss carryforwards.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund's investments. These inputs are summarized into three broad levels as follows:

     -    Level 1 -- quoted prices in active markets for identical investments

     - Level 2 -- other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in these securities.

                  44 Wells Fargo Advantage Money Market Trusts


                                                   Notes to Financial Statements

At February 28, 2010, all of the Funds' investments in securities carried at fair value were designated as Level 2 inputs except for Money Market Trust. The following is a summary of the inputs used as of February 28, 2010 in valuing the Money Market Trust's investments in securities:

                                                               Significant      Significant
                                                                  Other         Unobservable
                                             Quoted Price   Observable Inputs      Inputs
INVESTMENTS IN SECURITIES                      (Level 1)         (Level 2)        (Level 3)           Total
-------------------------                    ------------   -----------------   ------------   -------------------
MONEY MARKET TRUST
   Commercial paper                               $0          $1,436,436,870     $7,519,355       $1,443,956,225
   Corporate debt securities                       0             130,067,821              0          130,067,821
   Debt securities issued by states in the
      U.S. and its political subdivisions          0             241,110,482              0          241,110,482
   Repurchase agreements                           0             302,700,000              0          302,700,000
   Other                                           0             562,011,990              0          562,011,990
                                                  $0          $2,672,327,163     $7,519,355       $2,679,846,518

Further details on the major security types for each Fund can be found in the Portfolio of Investments.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for Money Market Trust:

BALANCE AS OF FEBRUARY 28, 2009

COMMERCIAL PAPER                                      $ 8,992,571
   Accrued discounts (premiums)                                 0
   Realized gain (loss)                                         0
   Change in unrealized appreciation (depreciation)     3,493,456
   Net purchases (sales)                               (4,966,672)
   Net transfer in (out) of level 3                             0
BALANCE AS OF FEBRUARY 28, 2010                       $ 7,519,355
Change in unrealized appreciation (depreciation)
   relating to securities held at the end
   of reporting period                                $ 3,493,456

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

ADVISORY FEES

The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC ("Funds Management"). The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-adviser, who is responsible for day-to-day portfolio management. Pursuant to the contract, Funds Management does not receive a fee for providing these services.

Funds Management may retain the services of certain investment sub-advisers to provide daily portfolio management. The fees related to sub-advisory services are borne directly by the adviser and do not increase the overall fees paid by a Fund to the adviser. Wells Capital Management Incorporated, an affiliate of Funds Management and indirect wholly owned subsidiary of Wells Fargo & Company, is the sub-adviser to the Funds.

On September 11, 2009, Wells Fargo Bank N.A. purchased $4,966,713 of securities from the Money Market Trust at amortized cost (a price in excess of the securities' current fair value on that date). The excess of purchase price over the current fair value amounted to $2,433,665 and is reflected in the Statement of Operations as a payment by affiliate for losses realized on unaffiliated securities.

                  Wells Fargo Advantage Money Market Trusts 45


Notes to Financial Statements

ADMINISTRATION AND TRANSFER AGENT FEES

The Trust has entered into an Administration Agreement with Funds Management. Under this Agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from each Fund an annual fee starting at 0.17% and declining to 0.15% as the average daily net assets of each Fund increases. For the year ended February 28, 2010, the administration fee was equivalent to an annual rate of 0.17% of the daily average net assets of each Fund.

Funds Management has contractually waived advisory and administration fees paid and/or reimbursed expenses during the year ended February 28, 2010 to the extent necessary to maintain certain net operating expense ratios for the Funds. Expenses were waived and/or reimbursed by Funds Management proportionately from all classes, first from advisory fees, and then from any class specific expenses, if applicable.

CUSTODY AND FUND ACCOUNTING FEES

State Street Bank and Trust Company ("State Street") provides custody and fund accounting services to the Funds. For providing custody services, State Street is entitled to an annual asset-based fee for domestic and global custody services for the Funds. For providing fund accounting services to the Funds, State Street is entitled to receive annual asset-based fees and is reimbursed for out-of-pocket expenses incurred for providing these services.

Prior to January 11, 2010, Wells Fargo Bank, N.A. ("WFB") provided custody services to the Funds and received a monthly fee at an annual rate of 0.02% of the average daily net assets of each Fund. PNC Global Investment Servicing ("PNC") served as fund accountant for the Trust prior to January 11, 2010 and received an annual asset-based fee and an annual fixed fee from each Fund. PNC was also reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.

5. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the years ended February 28, 2010, and February 28, 2009, were as follows:

                                                                                               Long-Term
                                             Tax-Exempt Income          Ordinary Income       Capital Gain
                                          -----------------------   -----------------------  ---------------
                                             2010        2009          2010        2009       2010     2009
                                          ----------  -----------   ---------  ------------  -----   -------
CALIFORNIA MUNICIPAL MONEY MARKET TRUST   $1,134,484  $11,767,832   $      289  $   162,914  $   0   $32,298
MONEY MARKET TRUST                                 0            0    7,674,824   67,588,994      0     1,500
NATIONAL TAX-FREE MONEY MARKET TRUST         815,275    5,493,058       24,213       78,177    259     1,301

As of February 28, 2010, the components of distributable earnings on a tax basis are shown on the table below. The difference between book basis and tax basis appreciation is attributable primarily to the tax deferral of losses on wash sales.

                                          Undistributed   Undistributed   Undistributable     Unrealized
                                            Tax-Exempt      Ordinary         Long-Term       Appreciation    Post October
                                              Income         Income             Gain        (Depreciation)       Loss*
                                          -------------   -------------   ---------------   --------------   ------------
CALIFORNIA MUNICIPAL MONEY MARKET TRUST       $9,416        $      0          $    0         $         0          $(8)
MONEY MARKET TRUST                                 0          65,601              17          (4,807,457)           0
NATIONAL TAX-FREE MONEY MARKET TRUST           5,569               0           1,646                   0            0

----------

*    This amount will reverse on the first day of the following  fiscal year.

6. CONCENTRATION OF RISK

California Municipal Money Market Trust invests a substantial portion of its assets in issuers of municipal debt securities located in a single state, therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt mutual fund.

                  46 Wells Fargo Advantage Money Market Trusts


                                                   Notes to Financial Statements

7. INDEMNIFICATION

Under the Trust's organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated.

8. TEMPORARY GUARANTEE PROGRAM FOR MONEY MARKET FUNDS

During the year ended February 28, 2010, each Fund participated in the U.S. Department of the Treasury's Temporary Guaranty Program for Money Market Funds (the "Program") which expired on September 18, 2009. The Program guaranteed the net asset value of certain shares of money market funds as of September 19, 2008. The Program applied only to shareholders of record of the Fund on September 19, 2008. Under the Program, if the Fund's market value per share fell below $0.995 on any day while the Program was in effect, the shareholders of record on that date who also held shares in the Fund on September 19, 2008 were eligible to receive a payment from the Treasury upon liquidation of the Fund. The number of shares of each record holder covered by the Program was the lesser of (a) the number of shares owned by the record holder on September 19, 2008 or
(b) the number of shares owned by the record holder in the same account on the date the Program guarantee is triggered.

Each Fund paid a fee to the U.S. Department of Treasury to participate in the Program based on the number of shares outstanding as of September 19, 2008. The annual fee was 0.015% if the Fund's market value per share was greater than or equal to $0.9975 and 0.023% if the Fund's market value per share was less than $0.9975 but greater than or equal to $0.995. Prior to May 1, 2009, the annual fee was 0.015% if the Fund's market value per share was greater than or equal to $0.9975 and 0.022% if the Fund's market value per share was less than $0.9975 but greater than or equal to $0.995. During the year ended February 28, 2010, the following amounts were paid by each Fund to participate in the Program.


                                         Temporary Guarantee Program Fee   % of Average Daily Net Assets
                                         -------------------------------   -----------------------------
CALIFORNIA MUNICIPAL MONEY MARKET FUND             $  158,254                           0.03
MONEY MARKET TRUST                                  1,130,915                           0.04
NATIONAL TAX-FREE MONEY MARKET TRUST                   57,614                           0.01

9. NEW ACCOUNTING PRONOUNCEMENT

In January 2010, the Financial Accounting Standards Board ("FASB") issued an Accounting Standards Update on "IMPROVING DISCLOSURES ABOUT FAIR VALUE MEASUREMENTS" which will require reporting entities to make new disclosures about the amount and reasons for significant transfers into and out of Level 1 and Level 2 fair value measurements, the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements and information on purchases, sales, issuances, and settlements on a gross basis in the reconciliation of Level 3 fair value measurements. Except for the detailed Level 3 roll forward disclosures, the disclosures are effective for annual and interim reporting periods beginning after December 15, 2009. The new disclosures about purchases, sales, issuances, and settlements in the roll forward activity for Level 3 fair value measurements are effective for interim and annual reporting periods beginning after December 15, 2010. Management of the Fund is currently evaluating the implications of this Accounting Standards Update and any impacts on the financial statements.

                  Wells Fargo Advantage Money Market Trusts 47


Report of Independent Registered Public Accounting Firm

BOARD OF TRUSTEES AND SHAREHOLDERS OF WELLS FARGO FUNDS TRUST:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the Wells Fargo Advantage California Municipal Money Market Trust, Wells Fargo Advantage Money Market Trust, and Wells Fargo Advantage National Tax-Free Money Market Trust, three of the Funds constituting the Wells Fargo Funds Trust (the "Funds"), as of February 28, 2010, and the related statements of operations for the year then ended, statements of changes in net assets for each of the years in the two year period then ended, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 2010, by correspondence with custodian and brokers, or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the aforementioned funds of Wells Fargo Funds Trust as of February 28, 2010, the results of their operations for the year then ended, and the changes in their net assets for each of the years in the two year period then ended, and the financial highlights for the periods presented, in conformity with U.S. generally accepted accounting principles.

                                         KPMG LLP

Boston, Massachusetts
April 27, 2010

                  48 Wells Fargo Advantage Money Market Trusts


                                                   Other Information (Unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at www.wellsfargo.com/advantagefunds, or visiting the SEC Web site at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Funds'Web site at www.wellsfargo.com/advantagefunds or by visiting the SEC Web site at www.sec.gov.

TAX INFORMATION

CALIFORNIA MUNICIPAL MONEY MARKET TRUST

For federal and California income tax purposes, California Municipal Money Market Trust designates 100% of its distributions paid from net investment income during the year as exempt-interest dividends under Section 852(b)(5) of the Code and under Section 17145 of the California Revenue and Taxation Code.

Pursuant to Section 871(k)(2)(c) of the Code, California Municipal Money Market Trust designates $289 as short-term capital gain dividends.

MONEY MARKET TRUST

Pursuant to Section 871(k)(1)(c) of the Code, Money Market Trust designates $8,971,061 as interest-related dividends.

Pursuant to Section 871(k)(2)(c) of the Code, Money Market Trust designates $43,605 as short-term capital gain dividends.

NATIONAL TAX-FREE MONEY MARKET TRUST

For federal income tax purposes, National Tax-Free Money Market Trust designates 100% of its distributions paid from net investment income during the year as exempt-interest dividends under Section 852(b)(5) of the Code.

Pursuant to Section 852(b)(3) of the Code, National Tax-Free Money Market Trust designates $259 as long-term capital gain dividends.

Pursuant to Section 871(k)(1)(c) of the Code, National Tax-Free Money Market Trust designates $1,399 as interest-related dividends.

Pursuant to Section 871(k)(2)(c) of the Code, National Tax-Free Money Market Trust designates $22,814 as short-term capital gain dividends.

                  Wells Fargo Advantage Money Market Trusts 49


Other Information (Unaudited)

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for each Fund, except money market funds, are publicly available on the Funds' Web site (www.wellsfargo.com/advantagefunds) on a monthly, 30-day or more delayed basis, and for money market funds, on a monthly, seven-day delayed basis. In addition, top ten holdings information for each Fund is publicly available on the Funds' Web site on a monthly, seven-day or more delayed basis. Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at www.sec.gov. In addition, each Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite
900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

BOARD OF TRUSTEES

The following table provides basic information about the Board of Trustees (the "Trustees") of the Wells Fargo Funds Trust (the "Trust") and Officers of the Trust. This table should be read in conjunction with the Prospectus and the Statement of Additional Information1 of each Fund. Each of the Trustees and Officers listed below acts in identical capacities for each of the 133 funds comprising the Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (collectively the "Fund Complex"), except that the person occupying the office of Treasurer varies for specified Funds. All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

INDEPENDENT TRUSTEES

                         Position Held and
   Name and Age         Length of Service(2)        Principal Occupations During Past Five Years      Other Directorships
------------------   -------------------------   --------------------------------------------------   -------------------
Peter G. Gordon      Trustee, since 1998;        Co-Founder, Chairman, President and CEO of Crystal   None
67                   Chairman, since 2005        Geyser. Water Company.
                     (Lead Trustee since 2001)

Isaiah Harris, Jr.   Advisory Board              Retired. Prior thereto, President and CEO of         CIGNA Corporation;
57                   Trustee, since 2008         BellSouth Advertising and Publishing Corp from       Deluxe Corporation
                                                 2005 to 2007, President and CEO of BellSouth
                                                 Enterprises from 2004 to 2005 and President of
                                                 BellSouth Consumer Services from 2000 to 2003.
                                                 Currently a member of the Iowa State University
                                                 Foundation Board of Governors and a member of the
                                                 Advisory Board of Iowa State University School of
                                                 Business.

Judith M. Johnson    Trustee, since 2008         Retired. Prior thereto, Chief Executive Officer      None
60                                               and Chief Investment Officer of Minneapolis
                                                 Employees Retirement Fund from 1996 to 2008. Ms.
                                                 Johnson is a certified public accountant and a
                                                 certified managerial accountant.

David F. Larcker     Advisory Board              James Irvin Miller Professor of Accounting at the    None
59                   Trustee, since 2008         Graduate School of Business, Stanford University,
                                                 Director of Corporate Governance Research Program
                                                 and Co-Director of The Rock Center for Corporate
                                                 Governance since 2006. From 2005 to 2008,
                                                 Professor of Accounting at the Graduate School of
                                                 Business, Stanford University. Prior thereto,
                                                 Ernst & Young Professor of Accounting at The
                                                 Wharton School, University of Pennsylvania from
                                                 1985 to 2005.

Olivia S. Mitchell   Trustee, since 2006         Professor of Insurance and Risk Management,          None
57                                               Wharton School, University of Pennsylvania.
                                                 Director of the Boettner Center on Pensions and
                                                 Retirement Research. Research associate and board
                                                 member, Penn Aging Research Center. Research
                                                 associate, National Bureau of Economic Research.

                  50 Wells Fargo Advantage Money Market Trusts


                                                   Other Information (Unaudited)

                         Position Held and
   Name and Age         Length of Service(2)        Principal Occupations During Past Five Years      Other Directorships
------------------   -------------------------   --------------------------------------------------   -------------------
Timothy J. Penny     Trustee, since 1996         President and CEO of Southern Minnesota Initiative   None
58                                               Foundation, a non-profit organization, since 2007
                                                 and Senior Fellow at the Humphrey Institute Policy
                                                 Forum at the University of Minnesota since 1995.
                                                 Member of the Board of Trustees of NorthStar
                                                 Education Finance, Inc., a non-profit
                                                 organization, since 2007.
Donald C. Willeke    Trustee, since 1996         Principal of the law firm of Willeke & Daniels.      None
69                                               General Counsel of the Minneapolis Employees
                                                 Retirement Fund from 1984 to present.

OFFICERS

                         Position Held and
   Name and Age         Length of Service(2)         Principal Occupations During Past Five Years     Other Directorships
------------------   -------------------------   --------------------------------------------------   -------------------
Karla M. Rabusch     President, since 2003       Executive Vice President of Wells Fargo Bank, N.A.   None
50                                               and President of Wells Fargo Funds Management, LLC
                                                 since 2003. Senior Vice President and Chief
                                                 Administrative Officer of Wells Fargo Funds
                                                 Management, LLC from 2001 to 2003.

C. David Messman     Secretary, since 2000;      Senior Vice President and Secretary of
49                   Chief Legal Counsel,        Wells Fargo Funds Management, LLC since 2001.        None
                     since 2003                  Vice President and Managing Senior Counsel of
                                                 Wells Fargo Bank, N.A. since 1996.

Kasey Phillips(3)    Treasurer, since 2009       Senior Vice President of Evergreen Investment        None
39                                               Management Company, LLC since 2006 and currently
                                                 the Treasurer of the Evergreen Funds since 2005.
                                                 Vice President and Assistant Vice President of
                                                 Evergreen Investment Services, Inc. from 1999 to
                                                 2006.

David Berardi(4)     Assistant Treasurer,        Vice President of Evergreen Investment Management    None
34                   since 2009                  Company, LLC since 2008. Assistant Vice President
                                                 of Evergreen Investment Services, Inc. from 2004
                                                 to 2008. Manager of Fund Reporting and Control for
                                                 Evergreen Investment Management Company, LLC since
                                                 2004.

Jeremy DePalma(4)    Assistant Treasurer,        Senior Vice President of Evergreen Investment        None
36                   since 2009                  Management Company, LLC since 2008. Vice
                                                 President, Evergreen Investment Services, Inc.
                                                 from 2004 to 2007. Assistant Vice President,
                                                 Evergreen Investment Services, Inc. from 2000 to
                                                 2004 and the head of the Fund Reporting and
                                                 Control Team within Fund Administration since 2005.

Debra Ann Early      Chief Compliance Officer,   Chief Compliance Officer of Wells Fargo Funds        None
45                   since 2007                  Management, LLC since 2007. Chief Compliance
                                                 Officer of Parnassus Investments
                                                 from 2005 to 2007. Chief
                                                 Financial Officer of Parnassus
                                                 Investments from 2004 to 2007 and
                                                 Senior Audit Manager of
                                                 PricewaterhouseCoopers LLP from
                                                 1998 to 2004.

----------
(1.) The Statement of Additional Information includes additional information about the Funds' Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Funds' Web site at www.wellsfargo.com/advantagefunds.

(2.) Length of service dates reflects a Trustee's commencement of service with the Trust's predecessor entities.

(3.) Effective November 1, 2009.

(4.) Treasurer during the period from June 1, 2009 to October 31, 2009.
     Assistant Treasurer effective November 1, 2009.

                  Wells Fargo Advantage Money Market Trusts 51


List of Abbreviations

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG    --  Association of Bay Area Governments
ADR     --  American Depositary Receipt
AMBAC   --  American Municipal Bond Assurance Corporation
AMT     --  Alternative Minimum Tax
ARM     --  Adjustable Rate Mortgages
BART    --  Bay Area Rapid Transit
CDA     --  Community Development Authority
CDO     --  Collateralized Debt Obligation
CDSC    --  Contingent Deferred Sales Charge
CGIC    --  Capital Guaranty Insurance Company
CGY     --  Capital Guaranty Corporation
CIFG    --  CDC (Caisse des Depots et Consignations) IXIS Financial Guarantee
COP     --  Certificate of Participation
CP      --  Commercial Paper
CTF     --  Common Trust Fund
DW&P    --  Department of Water & Power
DWR     --  Department of Water Resources
ECFA    --  Educational & Cultural Facilities Authority
EDFA    --  Economic Development Finance Authority
ETET    --  Eagle Tax-Exempt Trust
ETF     --  Exchange-Traded Fund
FFCB    --  Federal Farm Credit Bank
FGIC    --  Financial Guaranty Insurance Corporation
FHA     --  Federal Housing Authority
FHAG    --  Federal Housing Agency
FHLB    --  Federal Home Loan Bank
FHLMC   --  Federal Home Loan Mortgage Corporation
FNMA    --  Federal National Mortgage Association
FSA     --  Farm Service Agency
GDR     --  Global Depositary Receipt
GNMA    --  Government National Mortgage Association
GO      --  General Obligation
HCFR    --  Healthcare Facilities Revenue
HEFA    --  Health & Educational Facilities Authority
HEFAR   --  Higher Education Facilities Authority Revenue
HFA     --  Housing Finance Authority
HFFA    --  Health Facilities Financing Authority
HUD     --  Housing & Urban Development
IDA     --  Industrial Development Authority
IDAG    --  Industrial Development Agency
IDR     --  Industrial Development Revenue
LIBOR   --  London Interbank Offered Rate
LLC     --  Limited Liability Company
LOC     --  Letter of Credit
LP      --  Limited Partnership
MBIA    --  Municipal Bond Insurance Association
MFHR    --  Multi-Family Housing Revenue
MFMR    --  Multi-Family Mortgage Revenue
MMD     --  Municipal Market Data
MTN     --  Medium Term Note
MUD     --  Municipal Utility District
NATL-RE --  National Public Finance Guarantee Corporation
PCFA    --  Pollution Control Finance Authority
PCR     --  Pollution Control Revenue
PFA     --  Public Finance Authority
PFFA    --  Public Facilities Financing Authority
plc     --  Public Limited Company
PSFG    --  Public School Fund Guaranty
R&D     --  Research & Development
RDA     --  Redevelopment Authority
RDFA    --  Redevelopment Finance Authority
REITS   --  Real Estate Investment Trusts
SFHR    --  Single Family Housing Revenue
SFMR    --  Single Family Mortgage Revenue
SLMA    --  Student Loan Marketing Association
SPDR    --  Standard & Poor's Depositary Receipts
STIT    --  Short-Term Investment Trust
TBA     --  To Be Announced
TRAN    --  Tax Revenue Anticipation Notes
USD     --  Unified School District
XLCA    --  XL Capital Assurance

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(GRAPHIC)
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Sign up for electronic delivery of prospectuses and shareholder reports at www.wellsfargo.com/advantagedelivery

(WELLS FARGO ADVANTAGE FUNDS LOGO)

More information about WELLS FARGO ADVANTAGE FUNDS is available free upon request. To obtain literature, please write, e-mail, visit the Funds' Web site, or call:

WELLS FARGO ADVANTAGE FUNDS
P.O. Box 8266
Boston, MA 02266-8266
E-mail: wfaf@wellsfargo.com

Web site: www.wellsfargo.com/advantagefunds
Individual Investors: 1- 800-222-8222
Retail Investment Professionals: 1- 888-877-9275
Institutional Investment Professionals: 1- 866-765-0778

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF WELLS FARGO ADVANTAGE FUNDS. IF THIS REPORT IS USED FOR PROMOTIONAL PURPOSES, DISTRIBUTION OF THE REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS. FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION, INCLUDING CHARGES AND EXPENSES, CALL 1-800-222-8222 OR VISIT THE FUNDS' WEB SITE AT www.wellsfargo.com/advantagefunds. PLEASE CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. THIS AND OTHER INFORMATION ABOUT WELLS FARGO ADVANTAGE FUNDS CAN BE FOUND IN THE CURRENT PROSPECTUS. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

"Dow Jones" and "Dow Jones Target Date Indexes" are service marks of Dow Jones & Company, Inc., and have been licensed for use for certain purposes by Global Index Advisors, Inc., and Wells Fargo Funds Management, LLC. The Dow Jones Target Date Indexes are based in part on the Barclays Capital Bond Indexes, which are published by Barclays Capital Inc. The Wells Fargo Advantage Dow Jones Target Date Funds, based on the Dow Jones Target Date Indexes, are not sponsored, endorsed, sold or promoted by Dow Jones or Barclays Capital, and neither Dow Jones nor Barclays Capital makes any representation regarding the advisability of investing in such product(s) and/or about the quality, accuracy and/or completeness of the Dow Jones Target Date Indexes or the Barclays Capital Bond Indexes. IN NO EVENT SHALL DOW JONES, BARCLAYS CAPITAL OR ANY OF THEIR LICENSORS HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by WELLS FARGO FUNDS DISTRIBUTOR, LLC, Member FINRAI/SIPC, an affiliate of Wells Fargo & Company.
                                                                 (LOGO)
NOT FEIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE  Printed on Recycled paper

(C) 2010 Wells Fargo Funds Management, LLC.   www.wellsfargo.com/advantagefunds       121481 04-10
All rights reserved.                                                              AMMT/AR010 02-10

ITEM 2.  CODE OF ETHICS
=======================

As of the end of the period, February 28, 2010, Wells Fargo Funds Trust has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT
=========================================

The Board of Trustees of Wells Fargo Funds Trust has determined that Judith Johnson is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Ms. Johnson is independent for purposes of Item 3 of Form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES
===============================================
(a) AUDIT FEES - Provided below are the aggregate fees billed for the fiscal years ended February 28, 2009 and February 28, 2010 for professional services rendered by the principal accountant for the audit of the Registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements.

         For the fiscal years ended February 28, 2009 and February 28, 2010, the Audit Fees were $1,865,920 and $1,882,200 respectively.

(b) AUDIT-RELATED FEES - There were no audit-related fees incurred for the fiscal years ended February 28, 2009 and February 28, 2010 for assurance and related services by the principal accountant for the Registrant.

(c) TAX FEES - Provided below are the aggregate fees billed for the fiscal years ended February 28, 2009 and February 28, 2010 for professional services rendered by the principal accountant for the Registrant for tax compliance, tax advice, and tax planning.

         For the fiscal years ended February 28, 2009 and February 28, 2010, the Tax Fees were $109,500 and $175,720, respectively. The incurred Tax Fees are comprised of excise tax review services.

         For the fiscal years ended February 28, 2009 and February 28, 2010, the Tax Fees were $189,825 and $178,740, respectively. The incurred Tax Fees are comprised of tax preparation and consulting services.

(d) ALL OTHER FEES - There were no other fees incurred for the fiscal years ended February 28, 2009 and February 28, 2010.

(e)(1) The Chairman of the Audit Committees is authorized to pre-approve: (1) audit services to the mutual funds of Wells Fargo Funds Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (the "Funds"); (2) non-audit tax or compliance consulting or training services provided to the Funds by the independent auditors ("Auditors") if the fees for any particular engagement are not anticipated to exceed $50,000; and (3) non-audit tax or compliance consulting or training services provided by the Auditors to a Fund's investment adviser and its controlling entities (where pre-approval is required because the engagement relates directly to the operations and financial reporting of the
Fund) if the fee to the Auditors for any particular engagement is not anticipated to exceed $50,000. For any such pre-approval sought from the Chairman, Management shall prepare a brief description of the proposed services. If the Chairman approves of such service, he or she shall sign the statement prepared by Management. Such written statement shall be presented to the full Committees at their next regularly scheduled meetings.

(e)(2) Not Applicable.

(f) Not Applicable.

(g) Provided below are the aggregate non-audit fees billed for the fiscal years ended February 28, 2009 and February 28, 2010, by the principal accountant for services rendered to the Registrant, and rendered to the Registrant's investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant.

         For the fiscal years ended February 28, 2009 and February 28, 2010, the Registrant incurred non-audit fees in the amount of $120,000 and $70,000, respectively. The non-audit fees consist of SAS70 control reviews of Wells Fargo Bank, N.A.., the Funds' custodian.

         For the fiscal years ended February 28, 2009 and February 28, 2010, the Registrant's investment adviser incurred non-audit fees in the amount of $50,000 and $45,000, respectively. The non-audit fees for the year-ended February 28, 2009 consist of procedure reviews for mergers associated with fund reorganizations. The non-audit fees for the year-ended February 28, 2010 relates to examination of securities pursuant to rule 206 (4)-2 under the Investment Advisors Act of 1940.

         For the fiscal year ended February 28, 2009, the Registrant's investment adviser incurred non-audit fees in the amount of $158,300. The non-audit fees for the year ended February 28, 2009 consist of procedure reviews for mergers associated with fund reorganizations.

(h) The Registrant's audit committee of the board of directors has determined that non-audit services rendered to the registrant's investment adviser, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of the Regulation S-X, does not compromise the independence of the principal accountant.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS
==============================================
Not applicable.

ITEMS 6.  SCHEDULE OF INVESTMENTS
=================================
The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES
==========================================================================
Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES
=========================================================================
Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASES
===========================================================================
Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
============================================================
The Governance Committee (the "Committee") of the Board of Trustees of the registrant (the "Trust") has adopted procedures by which a shareholder of any series of the Trust may submit properly a nominee recommendation for the Committee's consideration.

The shareholder must submit any such recommendation (a "Shareholder Recommendation") in writing to the Trust, to the attention of the Trust's Secretary, at the address of the principal executive offices of the Trust.

The Shareholder Recommendation must be delivered to, or mailed and received at, the principal executive offices of the Trust not less than forty-five (45) calendar days nor more than seventy-five (75) calendar days prior to the date of the Committee meeting at which the nominee would be considered.

The Shareholder Recommendation must include: (i) a statement in writing setting forth (A) the name, age, date of birth, business address, residence address and nationality of the person recommended by the shareholder (the "candidate"); (B) the series (and, if applicable, class) and number of all shares of the Trust owned of record or beneficially by the candidate, as reported to such shareholder by the candidate; (C) any other information regarding the candidate called for with respect to director nominees by paragraphs (a), (d), (e) and (f) of Item 401 of Regulation S-K or paragraph (b) of Item 22 of Rule 14a-101 (Schedule 14A) under the Securities Exchange Act of 1934, as amended (the "Exchange Act"), adopted by the Securities and Exchange Commission (or the corresponding provisions of any regulation or rule subsequently adopted by the Securities and Exchange Commission or any successor agency applicable to the Trust); (D) any other information regarding the candidate that would be required to be disclosed if the candidate were a nominee in a proxy statement or other filing required to be made in connection with solicitation of proxies for election of directors pursuant to Section 14 of the Exchange Act and the rules and regulations promulgated thereunder; and (E) whether the recommending shareholder believes that the candidate is or will be an "interested person" of the Trust (as defined in the Investment Company Act of 1940, as amended) and, if not an "interested person," information regarding the candidate that will be sufficient for the Trust to make such determination; (ii) the written and signed consent of the candidate to be named as a nominee and to serve as a Trustee if elected; (iii) the recommending shareholder's name as it appears on the Trust's books; (iv) the series (and, if applicable, class) and number of all shares of the Trust owned beneficially and of record by the recommending shareholder; and
(v) a description of all arrangements or understandings between the recommending shareholder and the candidate and any other person or persons (including their names) pursuant to which the recommendation is being made by the recommending shareholder. In addition, the Committee may require the candidate to interview in person and furnish such other information as it may reasonably require or deem necessary to determine the eligibility of such candidate to serve as a Trustee of the Trust.

ITEM 11.  CONTROLS AND PROCEDURES
=================================
 (a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second quarter of the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS
=================
(a)(1) Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as Exhibit 10a.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is filed and attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.



                                           Wells Fargo Funds Trust


                                           By: /s/ Karla M. Rabusch
                                           ------------------------
                                               Karla M. Rabusch
                                               President

                                               Date: April 23, 2010

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.



                                           By: /s/ Karla M. Rabusch
                                               ----------------------
                                               Karla M. Rabusch
                                               President

                                               Date: April 23, 2010


                                           By: /s/ Kasey L. Phillips
                                               ---------------------
                                               Kasey L. Phillips
                                               Treasurer

                                               Date: April 23, 2010